Filed with the Securities and Exchange Commission on April 10, 2020
REGISTRATION NO. 333-96577
INVESTMENT COMPANY ACT NO. 811-5438
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 69
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 209
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PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
(Exact Name of Registrant)
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
(Name of Depositor)
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 926-1888
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 27, 2020 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
Supplement dated April 27, 2020
to Prospectuses dated April 27, 2020
This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
On March 27, 2020 (Date of Enactment), Congress passed and President Trump signed the Coronavirus Aid, Relief and Economic Security (CARES) Act. This law includes provisions that impact Individual Retirement Annuities (IRAs), Roth IRAs and employer sponsored qualified retirement plans.
Waiver of Required Minimum Distributions (RMDs) for 2020
The requirement to take minimum distributions from defined contribution plans and IRAs is waived for 2020.  The waiver would apply to any RMD due from such an arrangement in 2020, even RMDs with respect to the 2019 tax year that are due in 2020.  For example, if an IRA owner turned age 70½ in 2019, they owe an RMD for the 2019 tax year but can wait until 4/1/20 to take it.  If they did not take that first RMD in 2019, the bill waives it, along with the requirement to take their second RMD (for the 2020 tax year) by the end of 2020.  The relief applies both to lifetime and post-death RMDs.  In that regard, if the post-death 5-year rule applies, the 5-year period is determined without regard to calendar year 2020 and thus, the 5 year rule is extended by one year.  It is unclear whether this treatment applies for the 10-year period imposed by the SECURE Act. Although also unclear, the 1-year election rule for life expectancy payments by an eligible beneficiary may be extended based on the position the IRS took in Notice 2009-82.
Withdrawals from Employer Plans and IRAs, including Roth IRAs
Relief is provided for “coronavirus-related distributions” from qualified plans and IRAs. The relief applies to such distributions made at any time during the 2020 calendar year, as follows:

•	Permits such distributions to be treated as in-service distributions, even if such amounts are not otherwise distributable from the plan under sections 401(k), 403(b), or 457, as applicable;

•	Provides an exception to the 10% early distribution penalty under Code section 72(t) (but not for the similar penalty tax under Code section 72(q) that applies to non-qualified annuities);

•	Exempts such distributions from the 402(f) notice requirements and mandatory 20% withholding applicable to eligible rollover distributions, as applicable;

•
Permits the individual to include income attributable to such distributions ratably over the three-year period beginning with the year the distribution would otherwise be taxable (this spreading would apply unless the taxpayer elects out); and

•
Permits recontribution of such distribution to a plan or IRA within three years, in which case the recontribution is generally treated as a direct trustee-to-trustee transfer within 60 days of the distribution.

The distribution must come from an “eligible retirement plan” within the meaning of Code section 402(c)(8)(B), i.e. , an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan.  The relief would be limited to aggregate distributions of $100,000.  See below for a description of who is eligible for the relief.
Plan Loans
The following relief is provided with respect to plan loans (if available under a contract) taken by any “qualified individual” who is affected by the coronavirus:

•
For loans made during the 180-day period beginning on the date of enactment, the maximum loan amount would be increased from $50,000 or 50% of the vested account balance to $100,000 or 100% of the vested account balance.  Note that Department of Labor regulations require that plan loans be secured by no more than half of the account balance.  It is not clear whether this is an impediment to increasing the loan limit to 100% of the account balance.  We understand that DOL is aware of this issue.

•
The due date for any repayment on a loan that otherwise is due between the date of enactment and December 31, 2020, would be delayed for one year.  This also would extend the maximum loan period (normally five years).

Based on prior IRS guidance involving similar relief for natural disasters, all of the changes would be optional for plans See below for a description of who is eligible for the plan loan relief.

COREPROS

Eligible Individuals for Withdrawal and Loan Relief
The administrator of an eligible retirement plan may rely on an employee’s certification that the employee satisfies the conditions for eligibility.  The eligibility criteria for the relief remain the same, meaning the individual must fall within one of the following categories:

•	The individual is diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention;

•	The individual’s spouse or dependent is diagnosed with such virus or disease; or

•
The individual experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by the Secretary of the Treasury.

IRS Guidance
Extension of IRA Contribution Deadline
The deadline for making an IRA or Roth IRA contribution has been extended until July 15, 2020, the extended deadline for filing an individual’s 2019 tax return.

COREPROS

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
A Prudential Financial Company
One Corporate Drive, Shelton, Connecticut 06484
ADVANCED SERIES ADVISOR PLANSM III (“ASAP IIISM”)
ADVANCED SERIES APEX IISM (“APEX IISM”)
ADVANCED SERIES XTRA CREDIT SIXSM (“ASXT6SM”) OR (“XT6”)
ADVANCED SERIES LIFEVEST IISM (“ASL IISM”)
Flexible Premium Deferred Annuities
PROSPECTUS: APRIL 27, 2020
This prospectus describes four different flexible premium deferred annuities (the “Annuities” or the “Annuity”) issued by Prudential Annuities Life Assurance Corporation (“Prudential Annuities®”, “we”, “our”, or “us”). If you are receiving this prospectus, it is because you currently own one of these Annuities. These Annuities are no longer offered for new sales. These Annuities were offered as an individual annuity contract or as an interest in a group annuity. Each Annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the Annuity. This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional.
This Prospectus describes the important features of the Annuities. The Prospectus also describes differences among the Annuities which include differences in the fees and charges you pay and variations in some product features such as the availability of certain bonus amounts and basic death benefit protection. There may also be differences in the compensation paid to your financial professional for each Annuity. Differences in compensation among different annuity products could influence a financial professional’s decision as to which annuity to recommend to you. In addition, selling broker-dealer firms through which each Annuity is sold may not make available or may not recommend to their customers certain of the optional features and investment options offered generally under the Annuity. Alternatively, such firms may restrict the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the Annuity). Selling broker-dealer firms may not offer all the Annuities described in this prospectus and/or may impose restrictions on the availability of the Annuity based on certain criteria. Please speak to your financial professional for further details. Each annuity or certain of its investment options and/or features may not be available in all states. For some of the variations specific to Annuities approved for sale by the New York State Insurance Department, see Appendix G. The guarantees provided by the variable annuity contracts and the optional benefits are the obligations of and subject to the claims paying ability of Prudential Annuities. Certain terms are capitalized in this Prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. Because the XT6 annuity grants credits with respect to your purchase payments, the expenses of the XT6 annuity may be higher than expenses for an annuity without a credit. In addition, the amount of the credits that you receive under the XT6 annuity may be more than offset over time by the additional fees and charges associated with the credit.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically anytime at our website www.prudential.com. You may elect to receive all future shareholder reports in paper free of charge by calling 1-888-778-2888. Your election to receive reports in paper will apply to all portfolios available under your contract.
THE SUB-ACCOUNTS
Each Sub-account of Prudential Annuities Life Assurance Corporation Variable Account B invests in an underlying mutual fund portfolio. Prudential Annuities Life Assurance Corporation Variable Account B is a separate account of Prudential Annuities, and is the investment vehicle in which your Purchase Payments are held. Currently, portfolios of the following underlying mutual funds are being offered: AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Advanced Series Trust, Nationwide Variable Insurance Trust, ProFunds VP, The Prudential Series Fund, and Wells Fargo Variable Trust. See the following page for the complete list of Sub-accounts.
PLEASE READ THIS PROSPECTUS
Please read this prospectus and the current prospectuses for the underlying mutual funds. Keep them for future reference.
Please note that if you purchase this Annuity within a tax advantaged retirement plan, such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or non-ERISA 403(b) plan, you will get no additional tax advantage through the Annuity itself. Because there is no additional tax advantage when a variable annuity is purchased through one of these plans, the reasons for purchasing the Annuity inside a qualified plan are limited to the ability to elect a living benefit, a death benefit, the opportunity to annuitize the contract and the various investment options, which

COREPROS

might make the Annuity an appropriate investment for you. You should consult your tax and financial adviser regarding such features and benefits prior to purchasing this Annuity for use with a tax-qualified plan.
AVAILABLE INFORMATION
We have also filed a Statement of Additional Information that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described below—see Table of Contents. The Statement of Additional Information is incorporated by reference into this prospectus. This Prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at no cost to you by contacting us. These documents, as well as documents incorporated by reference, may also be obtained through the SEC’s Internet Website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see “How to Contact Us” later in this prospectus for our Service Office Address.
In compliance with U.S. law, Prudential Annuities delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
These Annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, and are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Government Money Market Sub-account.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. ADVANCED SERIES ADVISOR PLANSM III, APEX IISM, XTRA CREDIT(R) AND LIFEVEST IISM ARE SERVICE MARKS OR REGISTERED TRADEMARKS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA AND ARE USED UNDER LICENSE BY ITS AFFILIATES.

FOR FURTHER INFORMATION CALL: 1-888-PRU-2888 or WWW.PRUDENTIALANNUITIES.COM

Prospectus Dated: April 27, 2020	Statement of Additional Information Dated: April 27, 2020
COREPROS	ASAP3SAI, APEX2SAI, XT6SAI, ASL2SAI

COREPROS

INVESTMENT OPTIONS
Please note that you may not allocate Purchase Payments to the AST Investment Grade Bond Portfolio or the target date bond portfolios (e.g., AST Bond Portfolio 2025)
Advanced Series Trust
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST AllianzGI World Trends Portfolio
AST AQR Emerging Markets Equity Portfolio
AST AQR Large-Cap Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST BlackRock Low Duration Bond Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Bond Portfolio 2023
AST Bond Portfolio 2024
AST Bond Portfolio 2025
AST Bond Portfolio 2026
AST Bond Portfolio 2027
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST Bond Portfolio 2030
AST Bond Portfolio 2031
AST Capital Growth Asset Allocation Portfolio
AST ClearBridge Dividend Growth Portfolio
AST Cohen & Steers Global Realty Portfolio
AST Cohen & Steers Realty Portfolio
AST Emerging Markets Equity Portfolio
AST Fidelity Institutional AM ® Quantitative Portfolio 1
AST Goldman Sachs Multi-Asset Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Government Money Market Portfolio
AST High Yield Portfolio
AST Hotchkis & Wiley Large-Cap Value Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan International Equity Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Large-Cap Core Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Allocation Portfolio
AST MFS Growth Portfolio
AST MFS Large-Cap Value Portfolio
AST Mid-Cap Growth Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST Prudential Growth Allocation Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST Small-Cap Growth Opportunities Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Large-Cap Value Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Templeton Global Bond Portfolio
AST WEDGE Capital Mid-Cap Value Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Invesco V.I. Diversified Dividend Fund — Series I shares

Invesco V.I. Health Care Fund – Series I shares
Invesco V.I. Mid Cap Growth Fund – Series I shares 2
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund — Series I shares
Invesco V.I. Technology Fund — Series I shares
Nationwide Variable Insurance Trust
NVIT Emerging Markets Fund Class D
ProFunds VP
Access VP High Yield
Asia 30
Banks
Basic Materials
Bear
Biotechnology
Bull
Consumer Goods
Consumer Services
Europe 30
Financials
Health Care
Industrials
Internet
Japan
Large-Cap Growth
Large-Cap Value
Mid-Cap Growth
Mid-Cap Value
NASDAQ-100
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Rising Rates Opportunity
Semiconductor
Short Mid-Cap
Short NASDAQ-100
Short Small-Cap
Small-Cap Growth
Small-Cap Value
Technology
Telecommunications
U.S. Government Plus
UltraBull
UltraMid-Cap
UltraNASDAQ-100
UltraSmall-Cap
Utilities
The Prudential Series Fund
PSF SP International Growth Portfolio — Class I*
Wells Fargo Variable Trust
Wells Fargo VT International Equity — Class 1
Wells Fargo VT Omega Growth — Class 1
Wells Fargo VT Small Cap Growth — Class 1

[1]	Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.

[2]	Effective April 30, 2020, the Fund will merge into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I Shares.

*	No longer offered for new investment. See description regarding the Portfolio in “Investment Options.”

(i)

(ii)

APPENDIX P – FORMULA FOR HIGHEST DAILY GRO	P-1
APPENDIX Q – FORMULA FOR HIGHEST DAILY GRO II	Q-1

(iii)

GLOSSARY OF TERMS
Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.
Account Value: The value of each allocation to a Sub-account (also referred to as a “variable investment option”) plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge (“CDSC” or “surrender charge”) and/or, unless the Account Value is being calculated on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. With respect to XT6, the Account Value includes any Credits we applied to your purchase payments that we are entitled to take back under certain circumstances. With respect to ASAP III and APEX II, the Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.
Adjusted Purchase Payments: As used in the discussion of certain optional benefits in this prospectus and elsewhere, Adjusted Purchase Payments are purchase payments, increased by any Credits applied to your Account Value in relation to such purchase payments, and decreased by any charges deducted from such purchase payments.
Annual Income Amount: This is the annual amount of income you are eligible for life under the optional benefits.
Annuitization: The application of Account Value to one of the available annuity options to begin receiving periodic payments for life (or joint lives), for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.
Annuity Date: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner’s or Annuitant’s 95th birthday and (b) the fifth anniversary of the Issue Date, whichever occurs first. With respect to Annuities issued prior to November 20, 2006, please see the section of this Prospectus entitled “How and When Do I Choose the Annuity Payment Option?”.
Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.
Beneficiary Annuity: If you are a beneficiary of an annuity that was owned by a decedent, subject to the requirements discussed in this Prospectus, you may transfer the proceeds of the decedent’s annuity into one of the Annuities described in this prospectus and continue receiving the distributions that are required by the tax laws. This transfer option is only available for purchase of an IRA, Roth IRA, or a nonqualified annuity.
Benefit Fixed Rate Account: A fixed investment option that is used only if you have elected the optional Highest Daily Lifetime Five Income Benefit. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to and from the Benefit Fixed Rate Account only under the pre-determined mathematical formula of the Highest Daily Lifetime Five Income Benefit.
Code: The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.
Combination 5% Roll-Up And HAV Death Benefit: We offer an optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing the greater of the Highest Anniversary Value Death Benefit and a 5% annual increase on purchase payments adjusted for withdrawals.
Contingent Annuitant: The natural person named to become the Annuitant upon the death of Annuitant prior to the Annuity Date. A Contingent Annuitant may be named only in limited circumstances involving an Annuity issued to a Custodial Account or to a tax-qualified retirement plan.
Contingent Deferred Sales Charge (CDSC): This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a “contingent” charge because it can be imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the Issue Date of the Annuity. The amount and duration of the CDSC varies among ASAP III, APEX II and XT6. There is no CDSC for ASL II. See “Summary of Contract Fees and Charges” for details on the CDSC for each Annuity.
Custodial Account: A trust or custodial account that qualifies as an individual retirement account as defined in Section 408(a) of the Code, including a Roth IRA that satisfies the definitions in Sections 408(a) and 408A of the Code.
DCA Fixed Rate Option: An investment option that offers a fixed rate of interest for a specified period during the accumulation period. The DCA Fixed Rate Option is used only with our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”), under which the Purchase Payments that you have allocated to that DCA Fixed Rate Option are transferred to the designated Sub-accounts over a 6 month or 12 month period. Withdrawals or transfers from the DCA Fixed Rate Option are not subject to any Market Value Adjustment. We no longer offer our 6 or 12 Month DCA Program.
Enhanced Beneficiary Protection Death Benefit: An Optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing amounts in addition to the basic Death Benefit that can be used to offset federal and state taxes payable on any taxable gains in your Annuity at the time of your death. We no longer offer the Enhanced Beneficiary Protection Death Benefit.

Excess Income: All or a portion of a Lifetime Withdrawal that exceeds the Annual Income Amount for that benefit year is considered excess income (“Excess Income”). Each withdrawal of Excess Income proportionally reduces the Annual Income Amount for future benefit years.
Fixed Allocation: An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period. Certain Fixed Allocations are subject to a market value adjustment if you withdraw Account Value prior to the Fixed Allocation’s maturity (MVA Fixed Allocation). We also offer DCA Fixed Rate Options that are used with our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”), and are not subject to any market value adjustment. You may participate in a dollar cost averaging program outside of the 6 or 12 Month DCA Program, where the source of the funds to be transferred is a Fixed Allocation. We no longer offer our 6 or 12 Month DCA Program.
Free Look: Under state insurance laws, you have the right, during a limited period of time, to examine your Annuity and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the laws of your state, and may vary depending on whether your purchase is a replacement or not.
Good Order: An instruction received by us, utilizing such forms, signatures, and dating as we require, which is sufficiently complete and clear that we do not need to exercise any discretion to follow such instructions. In your Annuity contract, we use the term “In Writing” to refer to this general requirement.
Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.
Guaranteed Minimum Income Benefit (GMIB): An optional benefit that, for an additional cost, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on your total purchase payments and an annual increase of 5% on such purchase payments adjusted for withdrawals (called the “Protected Income Value”), regardless of the impact of Sub-account performance on your Account Value. We no longer offer GMIB.
Guaranteed Minimum Withdrawal Benefit (GMWB): An optional benefit that, for an additional cost, guarantees your ability to withdraw amounts over time equal to an initial principal value, regardless of the impact of Sub-account performance on your Account Value. We no longer offer GMWB.
Guaranteed Return Option Plus (GRO Plus)/Guaranteed Return Option Plus 2008 (GRO Plus 2008)/Guaranteed Return Option (GRO)/Highest Daily® Guaranteed Return Option (Highest Daily GRO)/Guaranteed Return Option Plus II (GRO Plus II)/Highest Daily® Guaranteed Return Option II (HD GRO II) Each of GRO Plus, GRO Plus 2008, GRO, Highest Daily GRO, GRO Plus II, and HD GRO II is a separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula. Each benefit has different features, so please consult the pertinent benefit description in the section of the prospectus entitled “Living Benefits”. Certain of these benefits are no longer available for election.
Highest Anniversary Value Death Benefit (“HAV”): An optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit and the Highest Anniversary Value, less proportional withdrawals. We no longer offer HAV.
Highest Daily Lifetime® Five Income Benefit: An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of a guaranteed benefit base called the Total Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. We no longer offer Highest Daily Lifetime Five.
Highest Daily Lifetime® Seven Income Benefit: An optional benefit for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. Highest Daily Lifetime Seven is the same class of optional benefit as our Highest Daily Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Highest Daily Lifetime Seven.
Highest Daily Lifetime® 7 Plus Income Benefit: An optional benefit that is available for an additional charge. The benefit guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. Highest Daily Lifetime 7 Plus is the same class of optional benefits as our Highest Daily Lifetime Seven Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Highest Daily Lifetime 7 Plus.
Highest Daily Lifetime® 6 Plus Income Benefit: An optional benefit that is available for an additional charge. The benefit guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. Highest Daily Lifetime 6 Plus is the same class of optional benefit as our Highest Daily Lifetime 7 Plus Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Highest Daily Lifetime 6 Plus.
Highest Daily® Value Death Benefit (“HDV”): An optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit and the Highest Daily Value, less proportional withdrawals. We no longer offer HDV.

Interim Value: The value of the MVA Fixed Allocations on any date other than the Maturity Date. The Interim Value is equal to the initial value allocated to the MVA Fixed Allocation plus all interest credited to the MVA Fixed Allocation as of the date calculated, less any transfers or withdrawals from the MVA Fixed Allocation. The Interim Value does not include the effect of any MVA.
Issue Date: The effective date of your Annuity.
Key Life: Under the Beneficiary Continuation Option, or the Beneficiary Annuity, the person whose life expectancy is used to determine payments.
Lifetime Five Income Benefit: An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. We no longer offer Lifetime Five.
MVA: A market value adjustment used in the determination of Account Value of a MVA Fixed Allocation on any day more than 30 days prior to the Maturity Date of such MVA Fixed Allocation.
Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or individual named as having ownership rights in relation to the Annuity. With an Annuity issued as a certificate under a group annuity contract, the “Owner” refers to the person or entity who has the rights and benefits designated as to the “Participant” in the certificate.
Service Office: The place to which all requests and payments regarding an Annuity are to be sent. We may change the address of the Service Office at any time. Please see the section of this prospectus entitled “How to Contact Us” for the Service Office address.
Spousal Highest Daily Lifetime® Seven Income Benefit: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime Seven Income Benefit and is the same class of optional benefit as our Highest Daily Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer Spousal Highest Daily Lifetime Seven.
Spousal Highest Daily Lifetime® 7 Plus Income Benefit: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime 7 Plus Income Benefit and is the same class of optional benefit as our Spousal Highest Daily Lifetime Seven Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer Spousal Highest Daily Lifetime 7 Plus.
Spousal Highest Daily Lifetime® 6 Plus Income Benefit: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime 6 Plus Income Benefit and is the same class of optional benefit as our Spousal Highest Daily Lifetime 7 Plus Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer Spousal Highest Daily Lifetime 6 Plus.
Spousal Lifetime Five Income Benefit: An optional benefit that, for an additional cost, guarantees until the later death of two Designated Lives (as defined in this Prospectus) the ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. We no longer offer Spousal Lifetime Five.
Sub-account: We issue your Annuity through our separate account. See “What is the Separate Account?” under the General Information section. The separate account invests in underlying mutual fund portfolios. From an accounting perspective, we divide the separate account into a number of sections, each of which corresponds to a particular underlying mutual fund portfolio. We refer to each such section of our separate account as a “Sub-account”.
Surrender Value: The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, Annual Maintenance Fee, Tax Charge and the charge for any optional benefits and any additional amounts we applied to your purchase payments that we may be entitled to recover under certain circumstances. The surrender value may be calculated using a MVA with respect to amounts in any MVA Fixed Allocation. No CDSC applies to the ASL II Annuity.
Unit: A measure used to calculate your Account Value in a Sub-account during the accumulation period.
Unit Value: Each Variable Sub-Account has a separate value for its Units (this is analogous to, but not the same as, the share price of a mutual fund).
Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued, not including any day: (1) trading on the NYSE is restricted; (2) an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or (3) the SEC, by order, permits the suspension or postponement for the protection of security holders.

SUMMARY OF CONTRACT FEES AND CHARGES
Below is a summary of the fees and charges for the Annuities. Some fees and charges are assessed against each Annuity while others are assessed against assets allocated to the Sub-accounts. The fees and charges that are assessed against an Annuity include any applicable Contingent Deferred Sales Charge, Transfer Fee, Tax Charge and Annual Maintenance Fee. The charges that are assessed against the Sub-accounts are the Mortality and Expense Risk charge, the charge for Administration of the Annuity, any applicable Distribution Charge and the charge for certain optional benefits you elect. Certain optional benefits deduct a charge from each Annuity based on a percentage of a “protected value.” Each underlying mutual fund portfolio assesses a fee for investment management, other expenses and, with some mutual funds, a 12b-1 fee. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying mutual funds.
The following tables provide a summary of the fees and charges you will pay if you surrender your Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.
FOR CHARGES SPECIFIC TO CONTRACTS ISSUED IN NEW YORK STATE, PLEASE REFER TO APPENDIX G – ANNUITIES APPROVED FOR SALE BY THE NEW YORK STATE INSURANCE DEPARTMENT.
FOR CHARGES SPECIFIC TO CONTRACTS ISSUED IN MINNESOTA, PLEASE REFER TO APPENDIX K – SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES.

TRANSACTION FEES AND CHARGES
CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR EACH ANNUITY 1
ASAP III

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8	Yr. 9
7.5%	7.0%	6.5%	6.0%	5.0%	4.0%	3.0%	2.0%	0.0%
APEX II

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5
8.5%	8.0%	7.0%	6.0%	0.0%
XT6
For Annuities issued prior to November 20, 2006, the following schedule applies:

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8	Yr. 9	Yr. 10	Yr. 11+
9.0%	9.0%	8.5%	8.0%	7.0%	6.0%	5.0%	4.0%	3.0%	2.0%	0.0%
For Annuities issued on or after November 20, 2006, the following schedule applies

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8	Yr. 9	Yr. 10	Yr. 11+
9.0%	9.0%	8.0%	7.0%	6.0%	5.0%	4.0%	3.0%	2.0%	1.0%	0.0%
ASL II
There is no CDSC for this Annuity

1
The Contingent Deferred Sales Charges, if applicable, are assessed upon surrender or withdrawal. The charge is a percentage of each applicable Purchase Payment deducted upon surrender or withdrawal. The period during which a particular percentage applies is measured from the Issue Date of the Annuity. Purchase Payments are withdrawn on a “first-in, first-out” basis.

OTHER TRANSACTION FEES AND CHARGE (assessed against each Annuity)
FEE/CHARGE	ASAP III	APEX II	ASL II	XT6
TRANSFER FEE [2] MAXIMUM CURRENT	$15.00	$15.00	$15.00	$15.00
	$10.00	$10.00	$10.00	$10.00
TAX CHARGE (CURRENT) [3]	0% to 3.5%	0% to 3.5%	0% to 3.5%	0% to 3.5%

2	Currently, we deduct the fee after the 20th transfer each Annuity Year. We guarantee that the number of charge free transfers per Annuity Year will never be less than 8.

3
In some states a tax is payable, either when purchase payments are received, upon surrender or when the Account Value is applied under an annuity option. The Tax Charge is assessed as a percentage of purchase payments, Surrender Value, or Account Value, as applicable. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. See the subsection “Tax Charge” under “Fees and Charges” in this Prospectus.

The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the underlying portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.

PERIODIC FEES AND CHARGES (assessed against each Annuity)
FEE/CHARGE	ASAP III	APEX II	ASL II	XT6
Annual Maintenance Fee [4]	Lesser of $35 or 2% of Account Value[5]	Lesser of $35 or 2% of Account Value[5]	Lesser of $35 or 2% of Account Value[5]	Lesser of $35 or 2% of Account Value
Beneficiary Continuation Option Only	Lesser of $30 or 2% of Account Value	Lesser of $30 or 2% of Account Value	Lesser of $30 or 2% of Account Value	Lesser of $30 or 2% of Account Value

ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS [6] (assessed as a percentage of the daily net assets of the Sub-accounts)
FEE/CHARGE
Mortality & Expense Risk Charge [7,9]	0.50%	1.50%	1.50%	0.50%
Administration Charge [7,9]	0.15%	0.15%	0.15%	0.15%
Distribution Charge [8,9]	0.60% in Annuity Years 1-8	N/A	N/A	1.00% in Annuity Years 1-10
Total Annual Charges Of the Sub-accounts (excluding settlement service charge)	1.25% in Annuity Years 1-8; 0.65% in Annuity Years 9 and later	1.65%	1.65%	1.65% in Annuity Years 1-10; 0.65% in Annuity Years 11 and later
Settlement Service Charge [9]	1.40% (qualified); 1.00% (nonqualified)	1.40% (qualified); 1.00% (nonqualified)	1.40% (qualified); 1.00% (nonqualified)	1.40% (qualified); 1.00% (nonqualified)

4.
Assessed annually on the Annuity’s anniversary date or upon surrender. For beneficiaries who elect the Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000 at the time the fee is assessed.

5.	Only applicable if Account Value is less than $100,000. Fee may differ in certain States.

6.	These charges are deducted daily and apply to the Sub-accounts only.

7.	The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the “Insurance Charge” elsewhere in this Prospectus

8.	The Distribution Charge is 0.00% in Annuity Years 9+ for ASAP III and in Annuity Years 11+ for XT6

9.
The Mortality & Expense Risk Charge, the Administration Charge and the Distribution Charge (if applicable) do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option.

The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the fees set forth in the tables above. The first column shows the charge for each optional benefit on a maximum and current basis. Then, we show the total expenses you would pay for an Annuity if you purchased the relevant optional benefit. More specifically, we show the total charge for the optional benefit plus the Total Annualized Insurance Fees/Charges applicable to the Annuity. Where the charges cannot actually be totaled (because they are assessed against different base values), we show both individual charges.

YOUR OPTIONAL BENEFIT FEES AND CHARGES [10]
OPTIONAL BENEFIT	OPTIONAL BENEFIT FEE/ CHARGE	TOTAL ANNUAL CHARGE [11] for ASAP III	TOTAL ANNUAL CHARGE [11] for APEX II	TOTAL ANNUAL CHARGE [11] for ASL II	TOTAL ANNUAL CHARGE [11] for XT6
GRO PLUS II
Current and Maximum Charge [12] (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%	2.25%
HIGHEST DAILY GRO II
Current and Maximum Charge [12] (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%	2.25%

YOUR OPTIONAL BENEFIT FEES AND CHARGES [10]
OPTIONAL BENEFIT	OPTIONAL BENEFIT FEE/ CHARGE	TOTAL ANNUAL CHARGE [11] for ASAP III	TOTAL ANNUAL CHARGE [11] for APEX II	TOTAL ANNUAL CHARGE [11] for ASL II	TOTAL ANNUAL CHARGE [11] for XT6
HIGHEST DAILY LIFETIME 6 PLUS (HD 6 PLUS)
Maximum Charge [13] (assessed against greater of Account Value and PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against greater of Account Value and PWV)	0.85%	1.25% + 0.85%	1.65% + 0.85%	1.65% + 0.85%	1.65% + 0.85%
HIGHEST DAILY LIFETIME 6 PLUS WITH LIFETIME INCOME ACCELERATOR (LIA)
Maximum Charge [13] (assessed against greater of Account Value and PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against greater of Account Value and PWV)	1.20%	1.25% + 1.20%	1.65% + 1.20%	1.65% + 1.20%	1.65% + 1.20%
SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS
Maximum Charge [13] (assessed against greater of Account Value and PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%	1.65% +1.50%
Current Charge (assessed against greater of Account Value and PWV)	0.95%	1.25% + 0.95%	1.65% + 0.95%	1.65% + 0.95%	1.65% + 0.95%
GUARANTEED RETURN OPTION (GRO)/GRO PLUS
Maximum Charge [13] (assessed against Sub-account net assets)	0.75%	2.00%	2.40%	2.40%	2.40%
Current Charge (assessed against Sub-account net assets)	0.25%	1.50%	1.90%	1.90%	1.90%
GUARANTEED RETURN OPTION PLUS 2008 (GRO PLUS 2008)
Maximum Charge [13] (assessed against Sub-account net assets)	0.75%	2.00%	2.40%	2.40%	2.40%
Current Charge (if elected on or after May 1, 2009) (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%	2.25%
HIGHEST DAILY GUARANTEED RETURN OPTION (HD GRO)
Current and Maximum Charge [13] (if elected on or after May 1, 2009) (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%	2.25%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
Maximum Charge [13] (assessed against Sub-account net assets)	1.00%	2.25%	2.65%	2.65%	2.65%
Current Charge (assessed against Sub-account net assets)	0.35%	1.60%	2.00%	2.00%	2.00%
GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
Maximum Charge [13] (assessed against PIV)	1.00%	1.25% + 1.00%	1.65% + 1.00%	1.65% + 1.00%	1.65% + 1.00%
Current Charge (assessed against PIV)	0.50%	1.25% + 0.50%	1.65% + 0.50%	1.65% + 0.50%	1.65 + 0.50%
LIFETIME FIVE INCOME BENEFIT
Maximum Charge [13] (assessed against Sub-account net assets)	1.50%	2.75%	3.15%	3.15%	3.15%
Current Charge (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%	2.25%
SPOUSAL LIFETIME FIVE INCOME BENEFIT
Maximum Charge [13] (assessed against Sub-account net assets)	1.50%	2.75%	3.15%	3.15%	3.15%
Current Charge (assessed against Sub-account net assets)	0.75%	2.00%	2.40%	2.40%	2.40%

YOUR OPTIONAL BENEFIT FEES AND CHARGES [10]
OPTIONAL BENEFIT	OPTIONAL BENEFIT FEE/ CHARGE	TOTAL ANNUAL CHARGE [11] for ASAP III	TOTAL ANNUAL CHARGE [11] for APEX II	TOTAL ANNUAL CHARGE [11] for ASL II	TOTAL ANNUAL CHARGE [11] for XT6
HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT
Maximum Charge [13] (assessed against Sub-account net assets)	1.50%	2.75%	3.15%	3.15%	3.15%
Current Charge (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%	2.25%
HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
Maximum Charge [13] (assessed against the PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against the PWV)	0.60%	1.25% + 0.60%	1.65% + 0.60%	1.65% + 0.60%	1.65% + 0.60%
HIGHEST DAILY LIFETIME SEVEN WITH BENEFICIARY INCOME OPTION (BIO)
Maximum Charge [13] (assessed against the PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the PWV)	0.95%	1.25% + 0.95%	1.65% + 0.95%	1.65% + 0.95%	1.65% + 0.95%
HIGHEST DAILY LIFETIME SEVEN WITH LIFETIME INCOME ACCELERATOR (LIA)
Maximum Charge [13] (assessed against the PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the PWV)	0.95%	1.25% + 0.95%	1.65% + 0.95%	1.65% + 0.95%	1.65% + 0.95%
SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
Maximum Charge [13] (assessed against the PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against the PWV)	0.75%	1.25% + 0.75%	1.65% + 0.75%	1.65% + 0.75%	1.65% + 0.75%
SPOUSAL HIGHEST DAILY LIFETIME SEVEN WITH BENFEFICIARY INCOME BENEFIT (BIO)
Maximum Charge [13] (assessed against the PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the PWV)	0.95%	1.25% + 0.95%	1.65% + 0.95%	1.65% + 0.95%	1.65% + 0.95%
HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against the greater of Account Value and PWV)	0.75%	1.25% + 0.75%	1.65% + 0.75%	1.65% + 0.75%	1.65% + 0.75%
HIGHEST DAILY LIFETIME 7 PLUS WITH BENEFICIARY INCOME OPTION (BIO)
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the greater of Account Value and PWV)	1.10%	1.25% + 1.10%	1.65% + 1.10%	1.65% + 1.10%	1.65% + 1.10%
HIGHEST DAILY LIFETIME 7 PLUS WITH LIFETIME INCOME ACCELERATOR (LIA)
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the greater of Account Value and PWV)	1.10%	1.25% + 1.10%	1.65% + 1.10%	1.65% + 1.10%	1.65% + 1.10%
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against the greater of Account Value and PWV)	0.90%	1.25% + 0.90%	1.65% + 0.90%	1.65% + 0.90%	1.65% + 0.90%

YOUR OPTIONAL BENEFIT FEES AND CHARGES [10]
OPTIONAL BENEFIT	OPTIONAL BENEFIT FEE/ CHARGE	TOTAL ANNUAL CHARGE [11] for ASAP III	TOTAL ANNUAL CHARGE [11] for APEX II	TOTAL ANNUAL CHARGE [11] for ASL II	TOTAL ANNUAL CHARGE [11] for XT6
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS WITH BENEFICIARY INCOME OPTION (BIO)
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed Against the Greater of Account Value and PWV)	1.10%	1.25% + 1.10%	1.65% + 1.10%	1.65% + 1.10%	1.65% + 1.10%
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
Current and Maximum Charge [12] (assessed against Sub-account net assets)	0.25%	1.50%	1.90%	1.90%	1.90%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (“HAV”)
Current and Maximum Charge [12] (if elected on or after May 1, 2009) (assessed against Sub-account net assets)	0.40%	1.65%	2.05%	2.05%	2.05%
COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
Current and Maximum Charge [12] (if elected on or after May 1, 2009) (assessed against Sub-account net assets)	0.80%	2.05%	2.45%	2.45%	2.45%
HIGHEST DAILY VALUE DEATH BENEFIT (“HDV”)
Current and Maximum Charge [12] (assessed against Sub-account net assets)	0.50%	1.75%	2.15%	2.15%	2.15%
Please refer to the section of this Prospectus that describes each optional benefit for a complete description of the benefit, including any restrictions or limitations that may apply.
How Charge is Determined

10
GRO Plus II: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, the 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For APEX II and ASL II, the 2.25% total annual charge applies in all Annuity Years, and for XT6, the 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.

Highest Daily GRO II: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, the 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For APEX II and ASL II, the 2.25% total annual charge applies in all Annuity Years, and for XT6, the 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.
Highest Daily Lifetime 6 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For ASAP III, 0.85% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.85% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.85% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Highest Daily Lifetime 6 Plus with LIA: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For ASAP III, 1.20% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.20% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.20% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Spousal Highest Daily Lifetime 6 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For ASAP III, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Guaranteed Return Option/GRO Plus: Charge for each benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, 1.50% total annual charge applies in Annuity Years 1-8 and is 0.90% thereafter. For APEX II and ASL II, 1.90% total annual charge applies in all Annuity Years, and for XT6, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. This benefit is no longer available for new elections.
GRO Plus 2008: Charge for the benefit is assessed against the daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The charge is 0.35% of Sub-account assets. For ASAP III, 1.60% total annual charge applies in Annuity Years 1-8 and is 1.00% thereafter. For APEX II and ASL II, 2.00% total annual charge applies in all Annuity Years, and for XT6, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For ASAP III, 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For APEX II and ASL II, 2.25% total annual charge applies in all Annuity Years, and for XT6, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.
Highest Daily GRO: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The current charge is .35% of Sub-account assets. For ASAP III, 1.60% total annual charge applies in Annuity Years 1-8 and is 1.00% thereafter. For APEX II and ASL II, 2.00% total annual charge applies in all Annuity Years, and for XT6, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For ASAP III, 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For APEX II and ASL II, 2.25% total annual charge applies in all Annuity Years, and for XT6, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.

Guaranteed Minimum Withdrawal Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, 1.60% total annual charge applies in Annuity Years 1-8 and is 1.00% thereafter. For APEX II and ASL II, 2.00% total annual charge applies in all Annuity Years, and for XT6, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. This benefit is no longer available for new elections.
Guaranteed Minimum Income Benefit: Charge for this benefit is assessed against the GMIB Protected Income Value (“PIV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the Fixed Allocations. For ASAP III, 0.50% of PIV for GMIB is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For APEX II and ASL II, 0.50% of PIV for GMIB is in addition to 1.65% annual charge. For XT6, 0.50% of PIV for GMIB is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.
Lifetime Five Income Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For APEX II and ASL II, 2.25% total annual charge applies in all Annuity Years, and for XT6, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.
Spousal Lifetime Five Income Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, 2.00% total annual charge applies in Annuity Years 1-8 and is 1.40% thereafter. For APEX II and ASL II, 2.40% total annual charge applies in all Annuity Years, and for XT6, 2.40% total annual charge applies in Annuity Years 1-10 and is 1.40% thereafter. This benefit is no longer available for new elections.
Highest Daily Lifetime Five Income Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, 1.85% total annual charge applies in Annuity years 1-8 and is 1.25% thereafter. For APEX II and ASL II, 2.25% total annual charge applies in all Annuity Years, and for XT6, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.
Highest Daily Lifetime Seven: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). PWV is described in the Living Benefits section of this Prospectus. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.60% for Highest Daily Lifetime Seven is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For APEX II and ASL II, 0.60% for Highest Daily Lifetime Seven is in addition to 1.65% annual charge. For XT6, 0.60% for Highest Daily Lifetime Seven is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.
Highest Daily Lifetime Seven with BIO: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Highest Daily Lifetime Seven with LIA: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Spousal Highest Daily Lifetime Seven: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). For ASAP III, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For APEX II and ASL II, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.65% annual charge. For XT6, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.
Spousal Highest Daily Lifetime Seven with BIO: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For ASAP III, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Highest Daily Lifetime 7 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 0.75% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.75% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.75% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and .65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Highest Daily Lifetime 7 Plus with BIO: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Highest Daily Lifetime 7 Plus with LIA: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Spousal Highest Daily Lifetime 7 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 0.90% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 0.90% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 0.90% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Spousal Highest Daily Lifetime 7 Plus with BIO: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. For ASAP III, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For APEX II and ASL II, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For XT6, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.
Enhanced Beneficiary Protection Death Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, 1.50% total annual charge applies in Annuity Years 1-8 and is 0.90% thereafter. For APEX II and ASL II, 1.90% total annual charge applies in all Annuity Years, and for XT6, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. This benefit is no longer available for new elections.
Highest Anniversary Value Death Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The charge is 0.25% of Sub-account assets if you elected the benefit prior to May 1, 2009. For ASAP III, 1.50% total annual charge applies in Annuity Years 1-8 and is 0.90% thereafter. For APEX II and ASL II, 1.90% total annual charge applies in all Annuity Years, and for XT6, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For ASAP III, 1.65% total annual charge applies in Annuity Years 1-8 and is 1.05% thereafter. For APEX II and ASL II, 2.05% total annual charge applies in all Annuity Years, and for XT6, 2.05% total annual charge applies in Annuity Years 1-10 and is 1.05% thereafter. This benefit is no longer available for new elections.
Combination 5% Roll-Up and HAV Death Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The charge is 0.50% of Sub-account assets if you elected the benefit prior to May 1, 2009. For ASAP III, 1.75% total annual charge applies in Annuity Years 1-8 and is 1.15% thereafter. For APEX II and ASL II, 2.15% total annual charge applies in all Annuity Years, and for XT6, 2.15% total annual charge applies in Annuity Years 1-10 and is 1.15% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For ASAP III, 2.05% total annual charge applies in Annuity Years 1-8 and is 1.45% thereafter. For APEX II and ASL II, 2.45% total annual charge applies in all Annuity Years, and for XT6, 2.45% total annual charge applies in Annuity Years 1-10 and is 1.45% thereafter. This benefit is no longer available for new elections.
Highest Daily Value Death Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For ASAP III, 1.75% total annual charge applies in Annuity Years 1-8 and is 1.15% thereafter. For APEX II and ASL II, 2.15% total annual charge applies in all Annuity Years, and for XT6, 2.15% total annual charge applies in Annuity Years 1-10 and is 1.15% thereafter. This benefit is no longer available for new elections.

11
The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit. With respect to GMIB, the 0.50% charge is assessed against the GMIB Protected Income Value. With respect to Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, and Spousal Highest Daily Lifetime 6 Plus the charge is assessed against the Protected Withdrawal Value (greater of PWV and Account Value, for the “Plus” benefits). With respect to each of Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, and Spousal Highest Daily Lifetime 6 Plus one-fourth of the annual charge is deducted quarterly. These optional benefits are not available under the Beneficiary Continuation Option.

12
Our reference in the fee table to “current and maximum” charge does not mean that we have the authority to increase the charge for Annuities that already have been issued. Rather, the reference indicates that there is no maximum charge to which the current charge could be increased for existing Annuities. However, our State filings may have included a provision allowing us to impose an increased charge for newly-issued Annuities.

13	We reserve the right to increase the charge up to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.
The following table provides the range (minimum and maximum) of the total annual expenses for the underlying mutual funds (“Portfolios”) for the year ended December 31, 2019 before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio’s average daily net assets.

TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES
	MINIMUM	MAXIMUM
Total Underlying Portfolio Operating Expense	0.58%	1.79%
The following are the total annual expenses for each underlying mutual fund (“Portfolio”) for the year ended December 31, 2019, except as noted and except if the underlying portfolio’s inception date is subsequent to December 31, 2019 and do not necessarily reflect the fees you may incur. The “Total Annual Underlying Portfolio Operating Expenses” reflect the combination of the underlying Portfolio’s investment management fee, other expenses, any 12b-1 fees, and certain other expenses. Each figure is stated as a percentage of the underlying Portfolio’s average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Prudential Annuities with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888, or at www.prudentialannuities.com.

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
For the year ended December 31, 2019
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Academic Strategies Asset Allocation Portfolio*	0.63%	0.04%	0.11%	0.04%	0.00%	0.57%	1.39%	0.01%	1.38%
AST Advanced Strategies Portfolio*	0.64%	0.03%	0.24%	0.00%	0.00%	0.04%	0.95%	0.02%	0.93%
AST AllianzGI World Trends Portfolio*	0.75%	0.02%	0.25%	0.00%	0.00%	0.00%	1.02%	0.03%	0.99%
AST AQR Emerging Markets Equity Portfolio*	0.93%	0.16%	0.25%	0.00%	0.00%	0.00%	1.34%	0.01%	1.33%
AST AQR Large-Cap Portfolio*	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.02%	0.81%
AST Balanced Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.79%	0.95%	0.00%	0.95%
AST BlackRock Global Strategies Portfolio*	0.81%	0.07%	0.25%	0.00%	0.00%	0.00%	1.13%	0.02%	1.11%
AST BlackRock Low Duration Bond Portfolio*	0.48%	0.05%	0.25%	0.00%	0.00%	0.00%	0.78%	0.06%	0.72%
AST BlackRock/Loomis Sayles Bond Portfolio*	0.46%	0.03%	0.25%	0.03%	0.00%	0.00%	0.77%	0.04%	0.73%
AST Bond Portfolio 2020	0.47%	0.18%	0.25%	0.00%	0.00%	0.00%	0.90%	0.00%	0.90%
AST Bond Portfolio 2021*	0.47%	0.22%	0.25%	0.00%	0.00%	0.01%	0.95%	0.01%	0.94%
AST Bond Portfolio 2022*	0.47%	0.29%	0.25%	0.00%	0.00%	0.00%	1.01%	0.08%	0.93%
AST Bond Portfolio 2023*	0.47%	0.49%	0.25%	0.00%	0.00%	0.00%	1.21%	0.28%	0.93%
AST Bond Portfolio 2024*	0.47%	0.37%	0.25%	0.00%	0.00%	0.00%	1.09%	0.16%	0.93%
AST Bond Portfolio 2025*	0.47%	0.30%	0.25%	0.00%	0.00%	0.00%	1.02%	0.09%	0.93%

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
For the year ended December 31, 2019
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2026	0.47%	0.13%	0.25%	0.00%	0.00%	0.00%	0.85%	0.00%	0.85%
AST Bond Portfolio 2027	0.47%	0.15%	0.25%	0.00%	0.00%	0.00%	0.87%	0.00%	0.87%
AST Bond Portfolio 2028*	0.47%	0.53%	0.25%	0.00%	0.00%	0.00%	1.25%	0.32%	0.93%
AST Bond Portfolio 2029*	0.47%	0.46%	0.25%	0.00%	0.00%	0.00%	1.18%	0.25%	0.93%
AST Bond Portfolio 2030*	0.47%	0.72%	0.25%	0.00%	0.00%	0.00%	1.44%	0.51%	0.93%
AST Bond Portfolio 2031*	0.47%	0.08%	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
AST Capital Growth Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.79%	0.95%	0.00%	0.95%
AST ClearBridge Dividend Growth Portfolio*	0.66%	0.01%	0.25%	0.00%	0.00%	0.01%	0.93%	0.01%	0.92%
AST Cohen & Steers Global Realty Portfolio*	0.83%	0.08%	0.25%	0.00%	0.00%	0.00%	1.16%	0.05%	1.11%
AST Cohen & Steers Realty Portfolio	0.83%	0.02%	0.25%	0.00%	0.00%	0.00%	1.10%	0.00%	1.10%
AST Emerging Markets Equity Portfolio*	0.93%	0.20%	0.25%	0.00%	0.00%	0.00%	1.38%	0.08%	1.30%
AST Fidelity Institutional AM® Quantitative Portfolio*	0.65%	0.04%	0.25%	0.00%	0.00%	0.01%	0.95%	0.02%	0.93%
AST Goldman Sachs Multi-Asset Portfolio*	0.76%	0.05%	0.25%	0.00%	0.00%	0.02%	1.08%	0.15%	0.93%
AST Goldman Sachs Small-Cap Value Portfolio*	0.77%	0.02%	0.25%	0.00%	0.00%	0.00%	1.04%	0.01%	1.03%
AST Government Money Market Portfolio	0.30%	0.03%	0.25%	0.00%	0.00%	0.00%	0.58%	0.00%	0.58%
AST High Yield Portfolio	0.57%	0.06%	0.25%	0.00%	0.00%	0.00%	0.88%	0.00%	0.88%
AST Hotchkis & Wiley Large-Cap Value Portfolio*	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.01%	0.82%
AST International Growth Portfolio*	0.81%	0.04%	0.25%	0.00%	0.00%	0.00%	1.10%	0.02%	1.08%
AST International Value Portfolio	0.81%	0.04%	0.25%	0.00%	0.00%	0.00%	1.10%	0.00%	1.10%
AST Investment Grade Bond Portfolio*	0.47%	0.05%	0.25%	0.00%	0.00%	0.00%	0.77%	0.04%	0.73%
AST J.P. Morgan Global Thematic Portfolio	0.76%	0.05%	0.25%	0.00%	0.00%	0.00%	1.06%	0.00%	1.06%
AST J.P. Morgan International Equity Portfolio	0.71%	0.05%	0.25%	0.00%	0.00%	0.00%	1.01%	0.00%	1.01%
AST J.P. Morgan Strategic Opportunities Portfolio*	0.81%	0.07%	0.25%	0.00%	0.00%	0.00%	1.13%	0.01%	1.12%
AST Jennison Large-Cap Growth Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Large-Cap Core Portfolio*	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.02%	0.81%
AST Loomis Sayles Large-Cap Growth Portfolio*	0.71%	0.01%	0.25%	0.00%	0.00%	0.00%	0.97%	0.06%	0.91%
AST MFS Global Equity Portfolio*	0.82%	0.04%	0.25%	0.00%	0.00%	0.00%	1.11%	0.01%	1.10%
AST MFS Growth Allocation Portfolio	0.67%	0.06%	0.25%	0.00%	0.00%	0.00%	0.98%	0.00%	0.98%
AST MFS Growth Portfolio*	0.71%	0.02%	0.25%	0.00%	0.00%	0.00%	0.98%	0.02%	0.96%
AST MFS Large-Cap Value Portfolio	0.66%	0.02%	0.25%	0.00%	0.00%	0.00%	0.93%	0.00%	0.93%
AST Mid-Cap Growth Portfolio	0.81%	0.02%	0.25%	0.00%	0.00%	0.00%	1.08%	0.00%	1.08%
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.00%	1.00%	0.00%	1.00%
AST Preservation Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.78%	0.94%	0.00%	0.94%
AST Prudential Core Bond Portfolio	0.47%	0.01%	0.25%	0.00%	0.00%	0.00%	0.73%	0.00%	0.73%
AST Prudential Growth Allocation Portfolio	0.61%	0.01%	0.25%	0.00%	0.00%	0.00%	0.87%	0.00%	0.87%
AST QMA US Equity Alpha Portfolio	0.83%	0.03%	0.25%	0.18%	0.25%	0.00%	1.54%	0.00%	1.54%
AST Quantitative Modeling Portfolio	0.25%	0.01%	0.00%	0.00%	0.00%	0.89%	1.15%	0.00%	1.15%
AST Small-Cap Growth Opportunities Portfolio	0.77%	0.03%	0.25%	0.00%	0.00%	0.01%	1.06%	0.00%	1.06%
AST Small-Cap Growth Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Small-Cap Value Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.07%	1.07%	0.00%	1.07%
AST T. Rowe Price Asset Allocation Portfolio*	0.62%	0.02%	0.25%	0.00%	0.00%	0.00%	0.89%	0.01%	0.88%
AST T. Rowe Price Large-Cap Growth Portfolio*	0.68%	0.01%	0.25%	0.00%	0.00%	0.00%	0.94%	0.04%	0.90%
AST T. Rowe Price Large-Cap Value Portfolio*	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.01%	0.81%
AST T. Rowe Price Natural Resources Portfolio*	0.73%	0.06%	0.25%	0.00%	0.00%	0.00%	1.04%	0.02%	1.02%
AST Templeton Global Bond Portfolio	0.63%	0.06%	0.25%	0.00%	0.00%	0.00%	0.94%	0.00%	0.94%
AST WEDGE Capital Mid-Cap Value Portfolio*	0.78%	0.04%	0.25%	0.00%	0.00%	0.00%	1.07%	0.01%	1.06%
AST Wellington Management Hedged Equity Portfolio*	0.81%	0.03%	0.25%	0.00%	0.00%	0.03%	1.12%	0.06%	1.06%
AST Western Asset Core Plus Bond Portfolio	0.50%	0.02%	0.25%	0.00%	0.00%	0.00%	0.77%	0.00%	0.77%

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
For the year ended December 31, 2019
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Western Asset Emerging Markets Debt Portfolio	0.68%	0.17%	0.25%	0.00%	0.00%	0.00%	1.10%	0.00%	1.10%
Invesco V.I. Diversified Dividend Fund - Series I shares	0.48%	0.17%	0.00%	0.00%	0.00%	0.01%	0.66%	0.00%	0.66%
Invesco V.I. Health Care Fund – Series I shares	0.75%	0.22%	0.00%	0.00%	0.00%	0.00%	0.97%	0.00%	0.97%
Invesco V.I. Mid Cap Growth Fund – Series I shares	0.75%	0.22%	0.00%	0.00%	0.00%	0.00%	0.97%	0.00%	0.97%
Invesco Oppenheimer Discovery Mid Cap Growth Fund*	0.70%	0.17%	0.00%	0.00%	0.00%	0.00%	0.87%	0.07%	0.80%
Invesco V.I. Technology Fund – Series I shares	0.75%	0.24%	0.00%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
NVIT Emerging Markets Fund*	0.95%	0.30%	0.25%	0.00%	0.00%	0.00%	1.50%	0.05%	1.45%
Access VP High Yield Fund*	0.75%	0.73%	0.25%	0.00%	0.00%	0.00%	1.73%	0.05%	1.68%
ProFund VP Asia 30*	0.75%	0.72%	0.25%	0.00%	0.00%	0.00%	1.72%	0.04%	1.68%
ProFund VP Banks*	0.75%	0.70%	0.25%	0.00%	0.00%	0.00%	1.70%	0.02%	1.68%
ProFund VP Basic Materials*	0.75%	0.71%	0.25%	0.00%	0.00%	0.00%	1.71%	0.03%	1.68%
ProFund VP Bear*	0.75%	0.74%	0.25%	0.00%	0.00%	0.00%	1.74%	0.06%	1.68%
ProFund VP Biotechnology*	0.75%	0.63%	0.25%	0.00%	0.00%	0.00%	1.63%	0.00%	1.63%
ProFund VP Bull*	0.75%	0.70%	0.25%	0.00%	0.00%	0.00%	1.70%	0.02%	1.68%
ProFund VP Consumer Goods*	0.75%	0.73%	0.25%	0.00%	0.00%	0.00%	1.73%	0.05%	1.68%
ProFund VP Consumer Services*	0.75%	0.72%	0.25%	0.00%	0.00%	0.00%	1.72%	0.04%	1.68%
ProFund VP Europe 30*	0.75%	0.79%	0.25%	0.00%	0.00%	0.00%	1.79%	0.11%	1.68%
ProFund VP Financials*	0.75%	0.71%	0.25%	0.00%	0.00%	0.00%	1.71%	0.03%	1.68%
ProFund VP Health Care*	0.75%	0.72%	0.25%	0.00%	0.00%	0.00%	1.72%	0.04%	1.68%
ProFund VP Industrials*	0.75%	0.71%	0.25%	0.00%	0.00%	0.00%	1.71%	0.03%	1.68%
ProFund VP Internet*	0.75%	0.69%	0.25%	0.00%	0.00%	0.00%	1.69%	0.01%	1.68%
ProFund VP Japan*	0.75%	0.74%	0.25%	0.00%	0.00%	0.00%	1.74%	0.06%	1.68%
ProFund VP Large-Cap Growth*	0.75%	0.73%	0.25%	0.00%	0.00%	0.00%	1.73%	0.05%	1.68%
ProFund VP Large-Cap Value*	0.75%	0.74%	0.25%	0.00%	0.00%	0.00%	1.74%	0.06%	1.68%
ProFund VP Mid-Cap Growth*	0.75%	0.75%	0.25%	0.00%	0.00%	0.00%	1.75%	0.07%	1.68%
ProFund VP Mid-Cap Value*	0.75%	0.75%	0.25%	0.00%	0.00%	0.00%	1.75%	0.07%	1.68%
ProFund VP NASDAQ-100*	0.75%	0.72%	0.25%	0.00%	0.00%	0.00%	1.72%	0.04%	1.68%
ProFund VP Oil & Gas*	0.75%	0.72%	0.25%	0.00%	0.00%	0.00%	1.72%	0.04%	1.68%
ProFund VP Pharmaceuticals*	0.75%	0.74%	0.25%	0.00%	0.00%	0.00%	1.74%	0.06%	1.68%
ProFund VP Precious Metals*	0.75%	0.72%	0.25%	0.00%	0.00%	0.00%	1.72%	0.04%	1.68%
ProFund VP Real Estate*	0.75%	0.71%	0.25%	0.00%	0.00%	0.00%	1.71%	0.03%	1.68%
ProFund VP Rising Rates Opportunity*	0.75%	0.70%	0.25%	0.00%	0.00%	0.00%	1.70%	0.02%	1.68%
ProFund VP Semiconductor*	0.75%	0.67%	0.25%	0.00%	0.00%	0.00%	1.67%	0.00%	1.67%
ProFund VP Short Mid-Cap*	0.75%	0.66%	0.25%	0.00%	0.00%	0.00%	1.66%	0.00%	1.66%
ProFund VP Short NASDAQ-100*	0.75%	0.73%	0.25%	0.00%	0.00%	0.00%	1.73%	0.05%	1.68%
ProFund VP Short Small-Cap*	0.75%	0.77%	0.25%	0.00%	0.00%	0.00%	1.77%	0.09%	1.68%
ProFund VP Small-Cap Growth*	0.75%	0.73%	0.25%	0.00%	0.00%	0.00%	1.73%	0.05%	1.68%
ProFund VP Small-Cap Value*	0.75%	0.75%	0.25%	0.00%	0.00%	0.00%	1.75%	0.07%	1.68%
ProFund VP Technology*	0.75%	0.62%	0.25%	0.00%	0.00%	0.00%	1.62%	0.00%	1.62%
ProFund VP Telecommunications*	0.75%	0.76%	0.25%	0.00%	0.00%	0.00%	1.76%	0.08%	1.68%
ProFund VP U.S. Government Plus*	0.50%	0.69%	0.25%	0.00%	0.00%	0.00%	1.44%	0.06%	1.38%
ProFund VP UltraBull*	0.75%	0.62%	0.25%	0.00%	0.00%	0.00%	1.62%	0.00%	1.62%
ProFund VP UltraMid-Cap*	0.75%	0.71%	0.25%	0.00%	0.00%	0.00%	1.71%	0.03%	1.68%
ProFund VP UltraNASDAQ-100*	0.75%	0.76%	0.25%	0.00%	0.00%	0.00%	1.76%	0.08%	1.68%
ProFund VP UltraSmall-Cap*	0.75%	0.76%	0.25%	0.00%	0.00%	0.00%	1.76%	0.08%	1.68%
ProFund VP Utilities*	0.75%	0.74%	0.25%	0.00%	0.00%	0.00%	1.74%	0.06%	1.68%
PSF SP International Growth Portfolio - Class I*	0.85%	0.39%	0.00%	0.00%	0.00%	0.00%	1.24%	0.23%	1.01%

UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
For the year ended December 31, 2019
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
Wells Fargo VT International Equity Fund - Class 1*	0.80%	0.33%	0.00%	0.00%	0.00%	0.00%	1.13%	0.44%	0.69%
Wells Fargo VT Omega Growth Fund - Class 1*	0.60%	0.22%	0.00%	0.00%	0.00%	0.00%	0.82%	0.07%	0.75%
Wells Fargo VT Small Cap Growth Fund - Class 1*	0.80%	0.13%	0.00%	0.00%	0.00%	0.01%	0.94%	0.00%	0.94%
*See notes immediately below for important information about this fund.

AST Academic Strategies Asset Allocation Portfolio
The Manager has contractually agreed to waive 0.007% of its investment management fees through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Advanced Strategies Portfolio
The Manager has contractually agreed to waive 0.0222% of its investment management fees through June 30, 2021. In addition, the Manager has contractually agreed to waive 0.0020% of its investment management fees through June 30, 2021. These arrangements may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST AllianzGI World Trends Portfolio
The Manager has contractually agreed to waive 0.029% of its investment management fees through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST AQR Emerging Markets Equity Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.330% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST AQR Large-Cap Portfolio
The Manager has contractually agreed to waive 0.007% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.810% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock Global Strategies Portfolio
The Manager has contractually agreed to waive 0.022% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock Low Duration Bond Portfolio
The Manager has contractually agreed to waive 0.057% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock/Loomis Sayles Bond Portfolio
The Manager has contractually agreed to waive 0.035% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2021
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2022
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2023
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2024
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2025
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2028
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2029
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2030
 The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2031
The Portfolio commenced operations on January 2, 2020. Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2020.

AST ClearBridge Dividend Growth Portfolio
The Manager has contractually agreed to waive 0.012% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Cohen & Steers Global Realty Portfolio
The Manager has contractually agreed to waive 0.051% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Emerging Markets Equity Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.300% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Fidelity Institutional AM® Quantitative Portfolio
The Manager has contractually agreed to waive 0.020% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Multi-Asset Portfolio
The Manager has contractually agreed to waive 0.132% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees. The Manager has also contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P.

AST Goldman Sachs Small-Cap Value Portfolio
The Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Hotchkis & Wiley Large-Cap Value Portfolio
The Manager has contractually agreed to waive 0.009% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST International Growth Portfolio
The Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Investment Grade Bond Portfolio
The Distributor has contractually agreed to waive a portion of its distribution and service (12b-1) fee. The waiver provides for a reduction in the distribution and service fee based on the average daily net assets of the Portfolio. This contractual waiver does not have an expiration or termination date, and may not be modified or discontinued.

AST J.P. Morgan Strategic Opportunities Portfolio
The Manager has contractually agreed to waive 0.011% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Large-Cap Core Portfolio
The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.810% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Loomis Sayles Large-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.060% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST MFS Global Equity Portfolio
The Manager has contractually agreed to waive 0.0067% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST MFS Growth Portfolio
The Manager has contractually agreed to waive 0.0140% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive 0.0045% of its investment management fee through June 30, 2021. These arrangements may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Asset Allocation Portfolio
The Manager has contractually agreed to waive 0.0101% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Large-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.0373% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Large-Cap Value Portfolio
The Manager has contractually agreed to waive 0.0011% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive 0.0117% of its investment management fee through June 30, 2021. These arrangements may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Natural Resources Portfolio
The Manager has contractually agreed to waive 0.0152% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST WEDGE Capital Mid-Cap Value Portfolio
The Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Wellington Management Hedged Equity Portfolio
The Manager has contractually agreed to waive 0.055% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

Invesco Oppenheimer Discovery Mid Cap Growth Fund
Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed below) of Series I shares to 0.80% of the Fund’s average daily net assets (the “expense limit”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreements, they will terminate on May 31,2021. During its terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

NVIT Emerging Markets Fund
Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.05% of the management fee to which the Adviser would otherwise be entitled until April 30, 2021. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.

Access VP High Yield Fund
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Asia 30
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Banks
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Basic Materials
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Bear
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Biotechnology
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Bull
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Consumer Goods
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Consumer Services
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Europe 30
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Financials
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Health Care
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Industrials
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Internet
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Japan
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Large-Cap Growth
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Large-Cap Value
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Mid-Cap Growth
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Mid-Cap Value
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP NASDAQ-100
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Oil & Gas
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Pharmaceuticals
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Precious Metals
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Real Estate
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Rising Rates Opportunity
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Semiconductor
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Short Mid-Cap
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Short NASDAQ-100
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Short Small-Cap
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Small-Cap Growth
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Small-Cap Value
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Technology
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Telecommunications
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP U.S. Government Plus
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP UltraBull
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP UltraMid-Cap
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP UltraNASDAQ-100
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP UltraSmall-Cap
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

ProFund VP Utilities
ProFund Advisors LLC (“ProFund Advisors” or the “Advisor”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (excluding “Acquired Fund Fees and Expenses”), as a percentage of average daily net assets, exceed 1.68% (1.38% for ProFund VP U.S. Government Plus and 1.35% for ProFund VP Government Money Market) through April 30, 2021. After such date, the expense limitation may be terminated or revised by the Advisor. Amounts waived or reimbursed in a particular contractual period may be recouped by ProFund Advisors within three years of the end of the contractual period to the extent that recoupment will not cause the Fund’s expenses to exceed any expense limitation in place at that time. The Advisor may also waive fees and/or reimburse expenses to the extent necessary to maintain the net yield of the ProFund VP Government Money Market at a certain level as determined by the Advisor. The Advisor may recoup from the ProFund VP Government Money Market any of the fees or expenses it has waived and/or reimbursed until the third anniversary of the end of the 12 month period ending April 30 in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could negatively affect the ProFund VP Government Money Market’s future yield.

PSF SP International Growth Portfolio - Class I
The Manager has contractually agreed to waive 0.019% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.010% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

Wells Fargo VT International Equity Fund - Class 1
The Manager has committed through April 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.69% for Class 1 and 0.94% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Wells Fargo VT Omega Growth Fund - Class 1
The Manager has committed through April 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Wells Fargo VT Small Cap Growth Fund - Class 1
The Manager has committed through April 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Class 1 and 1.20% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in our Annuity with the cost of investing in other variable annuities.
Below are examples for each Annuity showing what you would pay in expenses at the end of the stated time periods had you invested $10,000 in the Annuity and your investment has a 5.0% return each year.
The examples reflect the fees and charges listed below for each Annuity as described in “Summary of Contract Fees and Charges”:

▪	Insurance Charge

▪	Distribution Charge (if applicable)

▪	Contingent Deferred Sales Charge (when and if applicable)

▪	Annual Maintenance Fee

▪	The maximum combination of optional benefit charges
The examples also assume the following for the period shown:

▪	You allocate all of your Account Value to the Sub-account with the maximum gross total annual portfolio operating expenses, and those expenses remain the same each year*

▪	For each charge, we deduct the maximum charge rather than the current charge

▪	You make no withdrawals of Account Value

▪	You make no transfers, or other transactions for which we charge a fee

▪	No Tax Charge applies

▪
You elect the Highest Daily Lifetime 6 Plus with Combination 5.0% Roll-up and HAV Death Benefit, which are the maximum combination of optional benefit charges. There is no other optional benefit combination that would result in higher maximum charges than those shown in the examples.

▪	For the XT6 example, no purchase payment credit is granted under the Annuity

▪	For the APEX II example, no loyalty credit applies

▪	For the ASAP III example, no loyalty credit applies
Amounts shown in the examples are rounded to the nearest dollar.

*	Note: Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
THE EXAMPLES ARE ILLUSTRATIVE ONLY – THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING MUTUAL FUNDS OR THEIR PORTFOLIOS – ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.
Expense Examples are provided as follows:

	ASAP III
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,329	$2,404	$3,452	$5,959
If you annuitize your annuity at the end of the applicable time period: [2]	$579	$1,754	$2,952	$5,959
If you do not surrender your annuity:	$579	$1,754	$2,952	$5,959

	APEX II
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,469	$2,567	$3,131	$6,362
If you annuitize your annuity at the end of the applicable time period: [2]	$619	$1,867	$3,131	$6,362
If you do not surrender your annuity:	$619	$1,867	$3,131	$6,362

	ASL II [1]
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$619	$1,867	$3,131	$6,362
If you annuitize your annuity at the end of the applicable time period:	$619	$1,867	$3,131	$6,362
If you do not surrender your annuity:	$619	$1,867	$3,131	$6,362

	XT6 – Contracts issued on or after November 20, 2006 [3]
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,519	$2,667	$3,731	$6,462
If you annuitize your annuity at the end of the applicable time period: [2]	$619	$1,867	$3,131	$6,362
If you do not surrender your annuity:	$619	$1,867	$3,131	$6,362

	XT6 – Contracts issued before November 20, 2006 [3]
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,519	$2,717	$3,831	$6,562
If you annuitize your annuity at the end of the applicable time period: [2]	$619	$1,867	$3,131	$6,362
If you do not surrender your annuity:	$619	$1,867	$3,131	$6,362

1	There is no CDSC for ASL II. See “Summary of Contract Fees and Charges” for the CDSC schedule for each Annuity.

2	If you own XT6, your ability to annuitize in the first 3 Annuity Years may be limited. If you own ASAP III or APEX II, your ability to annuitize in the first Annuity Year may be limited.

3
XT6 Annuities purchased prior to November 20, 2006 are subject to a different CDSC schedule. Expense examples calculations for XT6 Annuities are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.

For information relating to accumulation unit values pertaining to the Sub-accounts, please see Appendix A – Condensed Financial Information About Separate Account B.

SUMMARY
Advanced Series Advisor Plan III (“ASAP III”)
Advanced Series APEX II (“APEX II”)
Advanced Series XTra Credit Six (“XT6”)
Advanced Series LifeVest II (“ASL II”)
This Summary describes key features of the variable annuities described in this Prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire Prospectus for a complete description of the variable annuities. Your financial professional can also help you if you have questions.
What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and provide income during your retirement. With the help of your financial professional, you choose how to invest your money within your annuity (subject to certain restrictions; see “Investment Options”). Any allocation that is recommended to you by your financial professional may be different than automatic asset transfers that may be made under the Annuity, such as under a pre-determined mathematical formula used with an optional living benefit. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial professional will help you choose the investment options that are suitable for you based on your tolerance for risk and your needs.
Variable annuities also offer a variety of optional guarantees to receive an income for life through withdrawals or provide minimum death benefits for your beneficiaries, or minimum account value guarantees. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this Prospectus. The guarantees are based on the long-term financial strength of the insurance company.
What does it mean that my variable annuity is “tax deferred”? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings or interest from your annuity until distributions are made from your Annuity. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 ½, you also may be subject to a 10% additional federal tax.
Please note that if you purchase this Annuity within a tax advantaged retirement plan, such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or non-ERISA 403(b) plan, you will get no additional tax advantage through the Annuity itself. Because there is no additional tax advantage when a variable annuity is purchased through one of these plans, the reasons for purchasing the Annuity inside a qualified plan are limited to the ability to elect a living benefit, a death benefit, the opportunity to annuitize the contract and the various investment options, which might make the Annuity an appropriate investment for you. You should consult your tax and financial adviser regarding such features and benefits prior to purchasing this Annuity for use with a tax-qualified plan.
What variable annuities are offered in this Prospectus? This Prospectus describes the variable annuities listed below. The annuities differ primarily in the fees deducted, and whether the annuity provides credits in certain circumstances. The annuities described in this prospectus are:

▪	Advanced Series Advisor Plan III (“ASAP III”)

▪	Advanced Series APEX II (“APEX II”)

▪	Advanced Series XTra Credit Six (“XT6”)

▪	Advanced Series LifeVest II (“ASL II”)
How do I purchase one of the variable annuities? These Annuities are no longer available for new purchases. Our eligibility criteria for purchasing the Annuities are as follows:

Product	Maximum Age For Initial Purchase	Minimum Initial Purchase Payment
ASAP III	80	$1,000
APEX II	85	$10,000
XT6	75	$10,000
ASL II	85	$15,000
The “Maximum Age for Initial Purchase” applies to the oldest owner as of the day we would issue the Annuity. If the Annuity is to be owned by an entity, the maximum age applies to the annuitant as of the day we would issue the Annuity. For annuities purchased as a Beneficiary Annuity, the maximum issue age is 70 and applies to the Key Life. The availability and level of protection of certain optional benefits may also vary based on the age of the owner or annuitant on the issue date of the annuity, the date the benefit is elected, or the date of the owner’s death. Please see the sections entitled “Living Benefits” and “Death Benefit” for additional information on these benefits.
You may make additional payments of at least $100 into your Annuity at any time, subject to maximums allowed by us and as provided by law.

After you purchase your Annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason (referred to as the “free look period”). The period of time and the amount returned to you is dictated by State law, and is stated on the front cover of your contract. You must cancel your Annuity in writing.
See “What Are Our Requirements for Purchasing One of the Annuities?” for more detail.
Where should I invest my money? With the help of your financial professional, you choose where to invest your money within the Annuity. Our optional benefits may limit your ability to invest in the investment options otherwise available to you under the Annuity. You may choose from a variety of investment options ranging from conservative to aggressive. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. If you select optional benefits, we may limit the investment options that you may elect. Each of the underlying mutual funds is described by its own prospectus, which you should read before investing. You can obtain the summary prospectuses and prospectuses for the underlying mutual funds by calling 1-888-PRU-2888 or at www.prudentialannuities.com. There is no assurance that any investment option will meet its investment objective.
We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.
See “Investment Options,” and “Managing Your Account Value.”
How can I receive income from my Annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax, and may be subject to a contingent deferred sales charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a contingent deferred sales charge. See the “Tax Considerations” section of this Prospectus for more information on the treatment of withdrawals and annuity payments.
You may elect to receive income through annuity payments over your lifetime, also called “annuitization”. This option may appeal to those who worry about outliving their Account Value through withdrawals. If you elect to receive annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an Account Value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can choose the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.
See “Access to Account Value.”
Options for Guaranteed Lifetime Withdrawals. We offer optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of an initial guaranteed benefit base, even after your Account Value falls to zero (unless it does so due to a withdrawal of Excess Income). The Account Value has no guarantees, may fluctuate, and can lose value.
These benefits may appeal to you if you wish to maintain flexibility and control over your Account Value invested (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.
As part of these benefits you are required to invest only in certain permitted investment options. Some of the benefits utilize a predetermined mathematical formula to help manage your guarantee through all market cycles. Please see the applicable optional benefits section for more information. In the Living Benefits section, we describe these guaranteed minimum withdrawal benefits, which allow you to withdraw a specified amount each year for life (or joint lives, for the spousal version of the benefit). Please be aware that if you withdraw more than that amount in a given year (i.e., Excess Income), that may permanently reduce the guaranteed amount you can withdraw in future years. Please note that if your Account Value is reduced to zero as a result of a withdrawal of Excess Income, both the optional benefit and the Annuity will terminate. Thus, you should think carefully before taking a withdrawal of Excess Income. If you purchased your contract in New York and wish to withdraw Excess Income but are uncertain how it will impact your future guaranteed amounts, you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of taking the withdrawal.
These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:

▪	Highest Daily Lifetime 6 Plus

▪	Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator

▪	Spousal Highest Daily Lifetime 6 Plus

▪	Highest Daily Lifetime 7 Plus

▪	Spousal Highest Daily Lifetime 7 Plus

▪	Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator

▪	Highest Daily Lifetime 7 Plus with Beneficiary Income Option

▪	Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option

▪	Highest Daily Lifetime Seven

▪	Spousal Highest Daily Lifetime Seven

▪	Highest Daily Lifetime Seven with Lifetime Income Accelerator

▪	Highest Daily Lifetime Seven with Beneficiary Income Option

▪	Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
The Guaranteed Lifetime Withdrawal Benefit options are no longer offered for new elections.
Options for Guaranteed Accumulation. We offer optional benefits for an additional fee that guarantee your Account Value to a certain level after a period of years. As part of these benefits you are required to invest only in certain permitted investment options. Please see applicable optional benefits sections for more information.
These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:

▪	Guaranteed Return Option Plus II

▪	Highest Daily Guaranteed Return Option II

▪	Guaranteed Return Option Plus (GRO Plus)*

▪	Guaranteed Return Option (GRO)*

▪	Guaranteed Return Option Plus 2008*

▪	Highest Daily Guaranteed Return Option*

*	No longer available for new elections.
What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death (the amount of the basic death benefit may depend on the decedent’s age).
We also have optional death benefits for an additional charge:

▪	Highest Anniversary Value Death Benefit: Offers the greater of the basic death benefit and a highest anniversary value of the annuity.

▪
Combination 5% Roll-Up and Highest Anniversary Value Death Benefit: Offers the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.

Each death benefit has certain age restrictions and could only have been elected at time of contract purchase. Please see the “Death Benefit” section of the Prospectus for more information.
How do I receive credits?
With XT6, we apply a credit to your Annuity each time you make a purchase payment during the first six (6) years. Because of the credits, the expenses of this Annuity may be higher than other annuities that do not offer credits. The amount of the credit depends on the year during which the purchase payment is made:
For annuities issued on or after February 13, 2006:

ANNUITY YEAR	CREDIT
1	6.50%	*
2	5.00%
3	4.00%
4	3.00%
5	2.00%
6	1.00%
7+	0.00%

*	For annuities issued before February 13, 2006, the Credit during Annuity Year 1 is 6.00%.
Please note that during the first 10 years, the total asset-based charges on the XT6 annuity are higher than many of our other annuities. In addition, the Contingent Deferred Sales Charge (CDSC) on the XT6 annuity is higher and is deducted for a longer period of time as compared to our other annuities. Unless prohibited by applicable State law, we may take back credits applied within 12 months of death or a Medically-Related Surrender. We may also take back credits if you return your Annuity under the “free-look” provision.
For ASAP III annuities issued on or after February 13, 2006, and APEX II annuities issued on or after June 20, 2005, we apply a “loyalty credit” at the end of your fifth anniversary for money invested with us during the first four years of your Annuity (less adjustments for any withdrawals). For ASAP III, the credit is 0.50%. For APEX II, the credit is either 0%, 2.25% or 2.75% depending on the Issue Date of your Annuity.
Please see the section entitled “Managing Your Account Value” for more information.

What are the Annuity’s Fees and Charges?
Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or “CDSC”. The CDSC is calculated as a percentage of your purchase payment being withdrawn, and the applicable CDSC percentage (as indicated in the table below) depends on the Annuity Year in which the purchase payment is withdrawn. The CDSC is different depending on which annuity you purchase:

	Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8	Yr. 9	Yr. 10	Yr. 11+
ASAP III	7.5%	7.0%	6.5%	6.0%	5.0%	4.0%	3.0%	2.0%	0.0%	—	—
APEX II	8.5%	8.0%	7.0%	6.0%	0.0%	—	—	—	—	—	—
XT6*	9.0%	9.0%	8.0%	7.0%	6.0%	5.0%	4.0%	3.0%	2.0%	1.0%	0.0%
ASL II – There is no CDSC for this Annuity

*
For annuities issued before November 20, 2006, the schedule is as follows: Year 1: 9.0%; Year 2: 9.0%; Year 3: 8.5%; Year 4: 8.0%; Year 5: 7.0%; Year 6: 6.0%; Year 7: 5.0%; Year 8: 4.0%; Year 9: 3.0%; Year 10: 2.0%; Year 11+: 0.0%.

Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. This free withdrawal feature does not apply when fully surrendering your Annuity. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.
Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of any Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one (1) transfer. Any transfers made as a result of the mathematical formula used with an optional benefit will not count towards the total transfers allowed.
Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value invested in the Sub-accounts, whichever is less. Except for XT6, the Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.
Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The Tax Charge currently ranges up to 3 1/2% of your purchase payments and is designed to approximate the taxes that we are required to pay. Please see the section titled "Fees and Charges" for more information.
Insurance Charge: We deduct an Insurance Charge. It is an annual charge assessed on a daily basis. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you hold:

FEE/CHARGE	ASAP III	APEX II	ASL II	XT6
Mortality & Expense Risk Charge	0.50%	1.50%	1.50%	0.50%
Administration Charge	0.15%	0.15%	0.15%	0.15%
Total Insurance Charge	0.65%	1.65%	1.65%	0.65%
Distribution Charge: For ASAP III and XT6, we deduct a Distribution Charge daily. It is an annual charge assessed on a daily basis. The charge is assessed for a certain number of years against the daily net assets allocated to the Sub-accounts and is equal to the following:

FEE/CHARGE	ASAP III	APEX II	ASL II	XT6
Distribution Charge	0.60% in Annuity Years 1-8	N/A	N/A	1.00% in Annuity Years 1-10
Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as Highest Daily Lifetime Seven, the charge is assessed against the Protected Withdrawal Value and taken out of the Sub-accounts periodically. Please refer to the section entitled “Summary of Contract Fees and Charges” for the list of charges for each optional benefit.
Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the daily net assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for nonqualified Annuities and 1.40% for qualified Annuities.
Fees and Expenses Incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the “Fees and Charges” section of the Prospectus for more information.

Costs to Sell and Administer Our Variable Annuity: Your financial professional may receive a commission for selling one of our variable annuities to you. We may pay fees to your financial professional’s broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial professional to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial professional or us. See “General Information”.
Other Information: Please see the section entitled “General Information” for more information about our annuities, including legal information about our company, separate account, and underlying funds.

INVESTMENT OPTIONS
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?
Each variable investment option is a Sub-account of Prudential Annuities Life Assurance Corporation Variable Account B (see “What are Separate Accounts” for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The Investment Objectives/Policies chart below provides a description of each Portfolio’s investment objective and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any underlying Portfolio will meet its investment objective. Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm. The Portfolios that you select are your choice – we do not provide investment advice, and we do not recommend or endorse any particular Portfolio. Please consult with a qualified investment professional if you wish to obtain investment advice. You bear the investment risk for amounts allocated to the Portfolios. Please see the General Information section of this Prospectus, under the heading “Fees and Payments Received by Prudential Annuities” for a discussion of fees that we may receive from underlying mutual funds and/or their affiliates.
The name of the adviser/sub-adviser for each Portfolio appears next to the description. Those Portfolios whose name includes the prefix “AST” are Portfolios of Advanced Series Trust. The investment managers for AST are AST Investment Services, Inc., a Prudential Financial Company, and PGIM Investments LLC, both of which are affiliated companies of Prudential Annuities. However, a sub-adviser, as noted below, is engaged to conduct day-to-day management.
The Portfolios are not publicly traded mutual funds. They are only available as Investment Options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans or other limited classes of investors permitted by the Code. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same Portfolio adviser or subadviser as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds and Portfolios can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the Portfolios. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888, or at www.prudentialannuities.com.
This Annuity offers Portfolios managed by AST Investment Services, Inc. and/or PGIM Investments LLC, both of which are affiliated companies of Prudential Annuities (“Affiliated Portfolios”) and Portfolios managed by companies not affiliated with Prudential Annuities ("Unaffiliated Portfolios"). Prudential Annuities and its affiliates (“Prudential Companies”) receive fees and payments from both the Affiliated Portfolios and the Unaffiliated Portfolios. Generally, Prudential Companies receive revenue sharing payments from the Unaffiliated Portfolios. We consider the amount of these fees and payments when determining which portfolios to offer through the Annuity. Affiliated Portfolios may provide Prudential Companies with greater fees and payments than Unaffiliated Portfolios. Because of the potential for greater profits earned by the Prudential Companies with respect to the Affiliated Portfolios, we have an incentive to offer Affiliated Portfolios over Unaffiliated Portfolios. As indicated next to each Portfolio's description in the table that follows, each Portfolio has one or more subadvisers that conduct day to day management. We have an incentive to offer Portfolios with certain subadvisers, either because the subadviser is a Prudential Company or because the subadviser provides payments or support, including distribution and marketing support, to the Prudential Companies. We may consider those subadviser financial incentive factors in determining which portfolios to offer under the Annuity. Also, in some cases, we offer Portfolios based on the recommendations made by selling broker-dealer firms. These firms may receive payments from the Portfolios they recommend and may benefit accordingly from allocations of Account Value to the sub-accounts that invest in these Portfolios. Prudential Annuities has selected the Portfolios for inclusion as investment options under this Annuity in Prudential Annuities’ role as the issuer of this Annuity, and Prudential Annuities does not provide investment advice or recommend any particular Portfolio. Please see "Other Information" under the heading concerning "Fees and Payments Received by Prudential Annuities" for more information about fees and payments we may receive from underlying Portfolios and/or their affiliates. In addition, we may consider the potential risk to us of offering a Portfolio in light of the benefits provided by the Annuity.
Effective May 1, 2004, the SP International Growth Portfolio (formerly the SP William Blair International Growth Portfolio) was no longer offered as a Sub-account under the Annuities, except as follows: if at any time prior to May 1, 2004 you had any portion of your Account Value allocated to the SP International Growth Sub-account, you may continue to allocate Account Value and make transfers into and/or out of the SP International Growth Sub-account, including any electronic funds transfer, dollar cost averaging, asset allocation and rebalancing programs. If you never had a portion of your Account Value allocated to the SP International Growth Sub-account prior to May 1, 2004 or if you purchased your Annuity on or after May 1, 2004, you cannot allocate Account Value to the SP International Growth Sub-account.
Stipulated Investment Options if you Elect Certain Optional Benefits
As a condition to your participating in certain optional benefits, we limit the investment options to which you may allocate your Account Value. Broadly speaking, we offer two groups of “Permitted Sub-accounts”. Under the first group (Group I), your allowable investment options are more limited, but you are not subject to mandatory quarterly re-balancing. Under the second group (Group II), you may allocate your Account Value between a broader range of investment options, but must participate in quarterly re-balancing. The set of tables immediately below describes the first category of permitted Investment Options.

While those who do not participate in any optional benefit generally may invest in any of the investment options described in the Prospectus, only those who participate in the optional benefits listed in Group II below may participate in the second category (along with its attendant re-balancing requirement). This second category is called our “Custom Portfolios Program” (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials). If you participate in the Custom Portfolios Program, you may not participate in an Automatic Rebalancing Program. We may modify or terminate the Custom Portfolios Program at any time. Any such modification or termination will (i) be implemented only after we have notified you in advance, (ii) not affect the guarantees you had accrued under the optional benefit or your ability to continue to participate in those optional benefits, and (iii) not require you to transfer Account Value out of any Portfolio in which you participated immediately prior to the modification or termination.
Group I: Allowable Benefit Allocations

Optional Benefit Name*	Allowable Benefit Allocations:
GRO Plus II	AST Academic Strategies Asset Allocation Portfolio
Highest Daily GRO II	AST Advanced Strategies Portfolio
Highest Daily Lifetime Five Income Benefit	AST AllianzGI World Trends Portfolio
Highest Daily Lifetime Seven Income Benefit	AST Balanced Asset Allocation Portfolio
Highest Daily Lifetime 7 Plus Income Benefit	AST BlackRock Global Strategies Portfolio
Highest Daily Lifetime 7 Plus with Beneficiary Income Option	AST Capital Growth Asset Allocation Portfolio
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator	AST Fidelity Institutional AM® Quantitative Portfolio
Highest Daily Lifetime Seven with Beneficiary Income Option	AST Goldman Sachs Multi-Asset Portfolio
Highest Daily Lifetime Seven with Lifetime Income Accelerator	AST J.P. Morgan Global Thematic Portfolio
Highest Daily Lifetime 6 Plus	AST J.P. Morgan Strategic Opportunities Portfolio
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator	AST MFS Growth Allocation Portfolio
Highest Daily Value Death Benefit	AST Preservation Asset Allocation Portfolio
Lifetime Five Income Benefit	AST Prudential Growth Allocation Portfolio
Spousal Highest Daily Lifetime Seven Income Benefit	AST T. Rowe Price Asset Allocation Portfolio
Spousal Highest Daily Lifetime 7 Plus Income Benefit Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option	AST Wellington Management Hedged Equity Portfolio
Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
Spousal Highest Daily Lifetime 6 Plus
Spousal Lifetime Five Income Benefit
Optional Benefit Name*	All Investment Options Permitted, EXCEPT These:
Combo 5% Rollup & HAV Death Benefit	Access VP High Yield
Guaranteed Minimum Income Benefit	AST AQR Emerging Markets Equity Portfolio
Guaranteed Minimum Withdrawal Benefit	AST Western Asset Emerging Markets Debt Portfolio
Highest Anniversary Value Death Benefit	Invesco V.I. Technology
ProFund VP Biotechnology
ProFund VP Internet
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short Small-Cap
ProFund VP Technology
ProFund VP UltraBull
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
All Investment Options Permitted, EXCEPT These:
GRO PLUS 2008	Access VP High Yield
Highest Daily GRO	AST AQR Emerging Markets Equity Portfolio
AST Quantitative Modeling Portfolio
AST Western Asset Emerging Markets Debt Portfolio
Invesco V.I. Technology
ProFund VP Asia 30
ProFund VP Biotechnology
ProFund VP Internet
ProFund VP NASDAQ-100
ProFund VP Precious Metals

ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Technology
ProFund VP UltraBull
ProFund VP Ultra Mid-Cap
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
Wells Fargo VT Small-Cap Growth
All Investment Options Permitted, EXCEPT These:
GRO/GRO PLUS	Access VP High Yield
AST AQR Emerging Markets Equity Portfolio
AST Quantitative Modeling Portfolio
AST Western Asset Emerging Markets Debt Portfolio
Invesco V.I. Technology
ProFund VP Biotechnology
ProFund VP Internet
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short Small-Cap
ProFund VP Technology
ProFund VP UltraBull
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap

*	Detailed Information regarding these optional benefits can be found in the “Living Benefits” and “Death Benefit” sections of this Prospectus.
The following set of tables describes the second category (i.e., Group II below), under which:

(a)
you must allocate at least 20% of your Account Value to certain fixed income portfolios (currently, the AST BlackRock/Loomis Sayles Bond Portfolio, the AST Western Asset Core Plus Bond Portfolio and/or the AST Prudential Core Bond Portfolio).

(b)	you may allocate up to 80% in equity and other portfolios listed in the table below.

(c)
on each benefit quarter (or the next Valuation Day, if the quarter-end is not a Valuation Day), we will automatically re-balance your Account Value, so that the percentages devoted to each Portfolio remain the same as those in effect on the immediately preceding quarter-end, subject to the predetermined mathematical formula inherent in any applicable optional benefit. Note that on the first quarter-end following your participation in the Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials), we will re-balance your Account Value so that the percentages devoted to each Portfolio remain the same as those in effect when you began the Custom Portfolios Program.

(d)
between quarter-ends, you may re-allocate your Account Value among the investment options permitted within this category. If you reallocate, the next quarterly rebalancing will restore the percentages to those of your most recent reallocation.

(e)
if you are already participating in the Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials) and add a new benefit that also participates in this program, your rebalancing date will continue to be based upon the quarterly anniversary of your initial benefit election.

Group II: Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials)

Optional Benefit Name*	Permitted Portfolios
Highest Daily Lifetime Seven	AST Academic Strategies Asset Allocation Portfolio
Spousal Highest Daily Lifetime Seven	AST Advanced Strategies Portfolio
Highest Daily Lifetime Seven with Beneficiary Income Option	AST AllianzGI World Trends Portfolio
Spousal Highest Daily Lifetime Seven with Beneficiary Income Option	AST Balanced Asset Allocation Portfolio
Highest Daily Lifetime Seven with Lifetime Income Accelerator	AST BlackRock Global Strategies Portfolio
Highest Daily Lifetime 7 Plus Spousal	AST BlackRock Low Duration Bond Portfolio
Highest Daily Lifetime 7 Plus	AST BlackRock/Loomis Sayles Bond Portfolio
Highest Daily Lifetime 7 Plus with Beneficiary Income Option	AST Capital Growth Asset Allocation Portfolio
Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option	AST ClearBridge Dividend Growth Portfolio
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator	AST Cohen & Steers Global Realty Portfolio
Highest Daily Lifetime 6 Plus	AST Cohen & Steers Realty Portfolio
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator	AST Emerging Markets Equity Portfolio
Spousal Highest Daily Lifetime 6 Plus	AST Fidelity Institutional AM® Quantitative Portfolio
GRO Plus II	AST Goldman Sachs Multi-Asset Portfolio
Highest Daily GRO II	AST Goldman Sachs Small-Cap Value Portfolio
AST Government Money Market Portfolio
AST High Yield Portfolio
AST Hotchkis & Wiley Large-Cap Value Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan International Equity Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Allocation Portfolio
AST MFS Growth Portfolio
AST MFS Large-Cap Value Portfolio
AST Mid-Cap Growth Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST Prudential Growth Allocation Portfolio
AST QMA US Equity Alpha Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Growth Opportunities Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Large-Cap Value Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Templeton Global Bond Portfolio
AST WEDGE Capital Mid-Cap Value Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Western Asset Core Plus Bond Portfolio

The following additional Portfolios are available subject to certain restrictions:

ProFund VP**
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Large-Cap Growth
Large-Cap Value
Mid-Cap Growth
Mid-Cap Value
Real Estate
Small-Cap Growth
Small-Cap Value
Telecommunications
Utilities

*	Detailed Information regarding these optional benefits can be found in the “Living Benefits” and “Death Benefit” sections of this Prospectus.

**	For ASAP III, XT6, and ASL II Annuities issued beginning on May 26, 2008, we limit the Owner’s ability to invest in the ProFund VP Portfolios. Specifically:

▪
We will not permit those who acquire an ASAP III, XT6, or ASL II Annuity on or after May 26, 2008 (including beneficiaries who acquire such an Annuity under the Beneficiary Continuation Option) to invest in any ProFund VP Portfolio; and

▪	Those who acquired an ASAP III, XT6, or ASL II Annuity prior to May 26, 2008 may invest in any ProFund VP Portfolio without being subject to the above restrictions; and

▪
Those who currently hold an APEX II Annuity, or who acquired an APEX II Annuity after May 26, 2008, may invest in any ProFund VP Portfolio (except that beneficiaries who acquire an APEX II Annuity on or after May 26, 2008 under the Beneficiary Continuation Option may not invest in any ProFund VP Portfolio).

Certain optional living benefits employ a predetermined formula, under which Account Value is transferred between your chosen Sub-accounts and a bond Sub-account (or between two bond Sub-accounts).  For example, with a Highest Daily Lifetime benefit, Account Value may be transferred between your selected Sub-accounts and the AST Investment Grade Bond Sub-account; or with a GRO benefit, Account Value may be transferred between your selected Sub-accounts and an AST Bond Sub-Account with a target maturity date (or among AST Bond Sub-accounts with different target maturity dates).
Whether or not you elected an optional benefit subject to a predetermined mathematical formula, you should be aware that the operation of the formula may result in large scale asset flows into and out of the Sub accounts. These asset flows could adversely impact the Portfolios, including their risk profile, expenses and performance. These asset flows impact not only the Permitted Sub-accounts used with the benefits but also the other Sub-accounts, because the Portfolios may be used as investments in Portfolios that are structured as funds-of-funds and made available as Permitted Sub-accounts. Because transfers among the Sub-accounts can be frequent and the amount transferred can vary from day to day, any of the Portfolios could experience the following effects, among others:

(a)
a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;

(b)
the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities or longer duration bonds) that otherwise would have been held;

(c)
a Portfolio may experience higher turnover and asset flows than it would have experienced without the formulas, which could result in higher transaction costs and asset flows for the Portfolio compared to other similar funds

(d)	a Portfolio may have low asset levels and high operating expense ratios (including the possibility that all assets may be transferred out of the Portfolio).
The asset flows caused by the formulas may affect Owners in differing ways. In particular, because the formula is calculated on an individual basis for each contract, on any particular day, some Owners’ Account Value may be transferred to a particular Sub-account and other Owners’ Account Value may not be transferred. To the extent that there is a large transfer of Account Value on a given trading day to a particular Sub-account, and your Account Value is not so transferred, it is possible that the investment performance of the Sub-accounts in which your Account Value remains invested will be negatively affected.
The efficient operation of the asset flows caused by a formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Please consult the prospectus for the applicable Portfolio for additional information about these effects.
The following table contains limited information about the portfolios. Before selecting an Investment Option, you should carefully review the summary prospectuses and/or prospectuses for the portfolios, which contain details about the investment objectives, policies, risks, costs and management of the portfolios. You can obtain the summary prospectuses and prospectuses for the portfolios by calling 1-888-PRU-2888 or at www.prudentialannuities.com.

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
Access VP High Yield Fund	Seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.	ProFund Advisors LLC
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Diversified Dividend Fund – Series I shares	Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Health Care Fund – Series I shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Growth Fund – Series I shares	Seeks capital growth.	Invesco Advisers, Inc.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I shares	Seeks capital appreciation	Invesco Advisers, Inc.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund – Series I shares	Seeks long-term growth of capital.	Invesco Advisers, Inc.
AST Academic Strategies Asset Allocation Portfolio	Seeks long-term capital appreciation.
AlphaSimplex Group, LLC
AQR Capital Management, LLC
CoreCommodity Management, LLC
First Quadrant, L.P.
Jennison Associates LLC
Morgan Stanley Investment Management Inc.
Pacific Investment Management Company, LLC
PGIM Investments LLC
QMA LLC
Western Asset Management Company, LLC
Western Asset Management Company Limited

AST Advanced Strategies Portfolio
Seeks a high level of absolute return by using traditional and non-traditional investment strategies and by investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.

Brown Advisory, LLC
Loomis, Sayles & Company, L.P.
LSV Asset Management
Pacific Investment Management Company, LLC
PGIM Fixed Income
PGIM Investments LLC
QMA LLC
T. Rowe Price Associates, Inc.
William Blair Investment Management, LLC

AST AllianzGI World Trends Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	Allianz Global Investors U.S. LLC
AST AQR Emerging Markets Equity Portfolio	Seeks long-term capital appreciation.	AQR Capital Management, LLC
AST AQR Large-Cap Portfolio	Seeks long-term capital appreciation.	AQR Capital Management, LLC
AST Balanced Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC
AST BlackRock Global Strategies Portfolio	Seeks a high total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc. BlackRock International Limited
AST BlackRock Low Duration Bond Portfolio	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc. BlackRock International Limited BlackRock (Singapore) Limited
AST BlackRock/Loomis Sayles Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc. BlackRock International Limited BlackRock (Singapore) Limited Loomis, Sayles & Company, L.P.
AST Bond Portfolio 2020	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2021	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2022	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2023	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2024	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2025	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2026	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2027	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2028	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2029	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2030	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2031	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Capital Growth Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC
AST ClearBridge Dividend Growth Portfolio	Seeks income, capital preservation, and capital appreciation.	ClearBridge Investments, LLC
AST Cohen & Steers Global Realty Portfolio (formerly AST Global Real Estate Portfolio)	Seeks capital appreciation and income.	Cohen & Steers Asia Limited Cohen & Steers Capital Management, Inc. Cohen & Steers UK Limited
AST Cohen & Steers Realty Portfolio	Seeks to maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.
AST Emerging Markets Equity Portfolio (formerly AST Parametric Emerging Markets Equity Portfolio)	Seeks long-term capital appreciation.	AQR Capital Management, LLC, J.P. Morgan Investment Management, Inc. Martin Currie Inc.
AST Fidelity Institutional AM® Quantitative Portfolio	Seeks long-term capital growth balanced by current income.	FIAM LLC
AST Goldman Sachs Multi-Asset Portfolio	Seeks to obtain a high level of total return consistent with its level of risk tolerance.	Goldman Sachs Asset Management, L.P.
AST Goldman Sachs Small-Cap Value Portfolio	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
AST Government Money Market Portfolio	Seeks high current income and maintain high levels of liquidity.	PGIM Fixed Income
AST High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	J.P. Morgan Investment Management, Inc. PGIM Fixed Income
AST Hotchkis & Wiley Large-Cap Value Portfolio	Seeks current income and long-term growth of income, as well as capital appreciation.	Hotchkis & Wiley Capital Management, LLC
AST International Growth Portfolio	Seeks long-term capital growth.	Jennison Associates LLC Neuberger Berman Investment Advisers LLC William Blair Investment Management, LLC
AST International Value Portfolio	Seeks capital growth.	Lazard Asset Management LLC LSV Asset Management

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Investment Grade Bond Portfolio	Seeks to maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST J.P. Morgan Global Thematic Portfolio	Seeks capital appreciation consistent with its specified level of risk tolerance.	J.P. Morgan Investment Management, Inc.
AST J.P. Morgan International Equity Portfolio	Seeks capital growth.	J.P. Morgan Investment Management, Inc.
AST J.P. Morgan Strategic Opportunities Portfolio	Seeks to maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.
AST Jennison Large-Cap Growth Portfolio	Seeks long-term growth of capital.	Jennison Associates LLC
AST Large-Cap Core Portfolio (formerly AST QMA Large-Cap Portfolio)	Seeks long-term capital appreciation.	QMA LLC J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company
AST Loomis Sayles Large-Cap Growth Portfolio	Seeks capital growth. Income realization is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective.	Loomis, Sayles & Company, L.P.
AST MFS Global Equity Portfolio	Seeks capital growth.	Massachusetts Financial Services Company
AST MFS Growth Allocation Portfolio (formerly AST New Discovery Asset Allocation Portfolio)	Seeks total return.	Massachusetts Financial Services Company
AST MFS Growth Portfolio	Seeks long-term capital growth and future, rather than current income.	Massachusetts Financial Services Company
AST MFS Large-Cap Value Portfolio	Seeks capital appreciation.	Massachusetts Financial Services Company
AST Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Massachusetts Financial Services Company Victory Capital Management Inc.
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Seeks capital growth.	LSV Asset Management Neuberger Berman Investment Advisers LLC
AST Preservation Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC
AST Prudential Core Bond Portfolio	Seeks to maximize total return consistent with the long-term preservation of capital.	PGIM Fixed Income
AST Prudential Growth Allocation Portfolio	Seeks total return.	PGIM Fixed Income QMA LLC
AST QMA US Equity Alpha Portfolio	Seeks long term capital appreciation.	QMA LLC
AST Quantitative Modeling Portfolio	Seeks a high potential return while attempting to mitigate downside risk during adverse market cycles.	PGIM Investments LLC QMA LLC
AST Small-Cap Growth Opportunities Portfolio	Seeks capital growth.	Victory Capital Management Inc. Wellington Management Company, LLP
AST Small-Cap Growth Portfolio	Seeks long-term capital growth.	Emerald Mutual Fund Advisers Trust UBS Asset Management (Americas) Inc.
AST Small-Cap Value Portfolio	Seeks to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.	J.P. Morgan Investment Management, Inc. LMCG Investments, LLC
AST T. Rowe Price Asset Allocation Portfolio	Seeks a high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Large-Cap Growth Portfolio
Seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.
T. Rowe Price Associates, Inc.
AST T. Rowe Price Large-Cap Value Portfolio	Seeks maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe Price Associates, Inc.
AST T. Rowe Price Natural Resources Portfolio
Seeks long-term capital growth primarily through the investment in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.
T. Rowe Price Associates, Inc.
AST Templeton Global Bond Portfolio	Seeks to provide current income with capital appreciation and growth of income.	Franklin Advisers, Inc.
AST WEDGE Capital Mid-Cap Value Portfolio	Seeks to provide capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.	WEDGE Capital Management LLP

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Wellington Management Hedged Equity Portfolio
Seeks to outperform a mix of 50% Russell 3000 Index, 20% MSCI Europe, Australasia and the Far East (EAFE) Index, and 30% Bank of America Merrill Lynch Three-Month US Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in the Portfolio’s subadviser’s equity investment strategies.
Wellington Management Company LLP
AST Western Asset Core Plus Bond Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Portfolio.	Western Asset Management Company, LLC Western Asset Management Company Limited
AST Western Asset Emerging Markets Debt Portfolio	Seeks to maximize total return.	Western Asset Management Company, LLC Western Asset Management Company Limited
NVIT Emerging Markets Fund – Class D	Seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.	Nationwide Fund Advisors/Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
ProFund VP Asia 30	Seeks investment results, before fees and expenses that correspond to the performance of the ProFunds Asia 30 Index.	ProFund Advisors LLC
ProFund VP Banks	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. BanksSM Index.	ProFund Advisors LLC
ProFund VP Basic Materials	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.	ProFund Advisors LLC
ProFund VP Bear	Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500®.	ProFund Advisors LLC
ProFund VP Biotechnology	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.	ProFund Advisors LLC
ProFund VP Bull	Seeks investment results, before fees and expenses that correspond to the performance of the S&P 500®.	ProFund Advisors LLC
ProFund VP Consumer Goods	Seeks investment results, before fees and expenses,that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.	ProFund Advisors LLC
ProFund VP Consumer Services	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.	ProFund Advisors LLC
ProFund VP Europe 30	Seeks investment results, before fees and expenses that correspond to the performance of the ProFunds Europe 30 Index.	ProFund Advisors LLC
ProFund VP Financials	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.	ProFund Advisors LLC
ProFund VP Health Care	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. Health CareSM Index.	ProFund Advisors LLC
ProFund VP Industrials	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.	ProFund Advisors LLC
ProFund VP Internet	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones Internet CompositeSM Index.	ProFund Advisors LLC
ProFund VP Japan	Seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.	ProFund Advisors LLC
ProFund VP Large-Cap Growth	Seeks investment results, before fees and expenses that correspond to the performance of the S&P 500® Growth Index.	ProFund Advisors LLC
ProFund VP Large-Cap Value	Seeks investment results, before fees and expenses that correspond to the performance of the S&P 500® Value Index.	ProFund Advisors LLC
ProFund VP Mid-Cap Growth	Seeks investment results, before fees and expenses that correspond to the performance of the S&P MidCap 400® Growth Index.	ProFund Advisors LLC
ProFund VP Mid-Cap Value	Seeks investment results, before fees and expenses that correspond to the performance of the S&P MidCap 400® Value Index.	ProFund Advisors LLC

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
ProFund VP NASDAQ-100	Seeks investment results, before fees and expenses that correspond to the performance of the NASDAQ-100® Index.	ProFund Advisors LLC
ProFund VP Oil & Gas	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. Oil & Gas℠ Index.	ProFund Advisors LLC
ProFund VP Pharmaceuticals	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select PharmaceuticalsSM Index.	ProFund Advisors LLC
ProFund VP Precious Metals	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones Precious MetalsSM Index.	ProFund Advisors LLC
ProFund VP Real Estate	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.	ProFund Advisors LLC
ProFund VP Rising Rates Opportunity
Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond.
ProFund Advisors LLC
ProFund VP Semiconductor	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. Semiconductors Index℠ .	ProFund Advisors LLC
ProFund VP Short Mid-Cap	Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400®.	ProFund Advisors LLC
ProFund VP Short NASDAQ-100	Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.	ProFund Advisors LLC
ProFund VP Short Small-Cap	Seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.	ProFund Advisors LLC
ProFund VP Small-Cap Growth	Seeks investment results, before fees and expenses that correspond to the performance of the S&P SmallCap 600® Growth Index®.	ProFund Advisors LLC
ProFund VP Small-Cap Value	Seeks investment results, before fees and expenses that correspond to the performance of the S&P SmallCap 600® Value Index.	ProFund Advisors LLC
ProFund VP Technology	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. TechnologySM Index.	ProFund Advisors LLC
ProFund VP Telecommunications	Seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select TelecommunicationsSM Index.	ProFund Advisors LLC
ProFund VP U.S. Government Plus	Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury bond.	ProFund Advisors LLC
ProFund VP UltraBull	Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500®.	ProFund Advisors LLC
ProFund VP UltraMid-Cap	Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400®.	ProFund Advisors LLC
ProFund VP UltraNASDAQ-100	Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100® Index.	ProFund Advisors LLC
ProFund VP UltraSmall-Cap	Seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index.	ProFund Advisors LLC
ProFund VP Utilities	Seeks investment results, before fees and expenses that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.	ProFund Advisors LLC
PSF SP International Growth Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC Neuberger Berman Investment Advisers LLC William Blair Investment Management, LLC
Wells Fargo VT International Equity Fund – Class 1	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, advisor; Wells Capital Management Incorporated, subadvisor
Wells Fargo VT Omega Growth Fund – Class 1	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, advisor; Wells Capital Management Incorporated, subadvisor

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
Wells Fargo VT Small Cap Growth Fund - Class 1	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, advisor; Wells Capital Management Incorporated, subadvisor
FIAM LLC is a business unit of FMR LLC (also known as Fidelity Investments).
Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.
Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's or NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the portfolios of the Advanced Series Trust (AST).  AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the portfolios of AST.
PGIM Investments LLC manages each of the portfolios of the Prudential Series Fund (PSF).
QMA LLC formerly known as Quantitative Management Associates LLC.
Personnel of Goldman Sachs Asset Management International, an affiliate of Goldman Sachs Asset Management, L.P., may perform certain delegated responsibilities for GSAM, may act on behalf of GSAM, or may perform functions that otherwise support the sub-advisory services provided to the Portfolio.
WHAT ARE THE FIXED ALLOCATIONS?
The Fixed Allocations consist of the MVA Fixed Allocations, the DCA Fixed Rate Options used with our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”), the Fixed Allocations used with our dollar-cost averaging program, and (with respect to Highest Daily Lifetime Five only), and the Benefit Fixed Rate Account. We describe the Benefit Fixed Rate Account in the section of the Prospectus concerning Highest Daily Lifetime Five. We describe the Fixed Allocations used with our dollar cost averaging program outside of the 6 or 12 Month DCA Program in the section entitled “Do You Offer Dollar Cost Averaging?” We no longer offer our 6 or 12 Month DCA Program.
MVA Fixed Allocations. We offer MVA Fixed Allocations of different durations during the accumulation period. These “MVA Fixed Allocations” earn a guaranteed fixed rate of interest as long as you remain invested for a specified period of time, called the “Guarantee Period.” In most states, we offer MVA Fixed Allocations with Guarantee Periods from 1 to 10 years. We may also offer special purpose MVA Fixed Allocations for use with certain optional investment programs. We guarantee the fixed rate as long as you remain invested for the entire Guarantee Period. However, for MVA Fixed Allocations, if you withdraw or transfer Account Value before the end of the Guarantee Period, we will adjust the value of your withdrawal or transfer based on a formula, called a “Market Value Adjustment.” The Market Value Adjustment can either be positive or negative, depending on the movement of applicable interest rates. Please refer to the section entitled “How does the Market Value Adjustment Work?” for a description of the formula along with examples of how it is calculated. You may allocate Account Value to more than one MVA Fixed Allocation at a time.
MVA Fixed Allocations are not available in Washington, Nevada, North Dakota, Maryland and Vermont. Availability of MVA Fixed Allocations is subject to change and may differ by state and by the annuity product you purchase. Please call Prudential Annuities at 1-888-PRU-2888 to determine availability of MVA Fixed Allocations in your state and for your annuity product. You may not allocate Account Value to MVA Fixed Allocations if you have elected the following Optional Benefits: Lifetime Five Income Benefit, Spousal Lifetime Five Income Benefit, Highest Daily Lifetime Five Income Benefit, Highest Daily Lifetime Seven Income Benefit, Spousal Highest Daily Lifetime Seven Income Benefit, Highest Daily Value Death Benefit, Highest Daily Lifetime Seven with Beneficiary Income Option, Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, GRO, GRO Plus, GRO Plus 2008, Highest Daily GRO, Highest Daily GRO II, GRO Plus II, Highest Daily Lifetime 7 Plus Income Benefit, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 7 Plus with Beneficiary Income Option, Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator, Highest Daily Lifetime 6 Plus, Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime 6 Plus. The interest rate that we credit to the MVA Fixed Allocations may be reduced by an amount that corresponds to the asset-based charges assessed against the Sub-accounts.
No specific fees or expenses are deducted when determining the rate we credit to an MVA Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to MVA Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. Any CDSC or Tax Charge applies to amounts that are taken from the Sub-accounts or the MVA Fixed Allocations.
DCA Fixed Rate Options. In addition to Fixed Allocations that are subject to a Market Value Adjustment, we offer DCA Fixed Rate Options that are used with our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”), and are not subject to any MVA. Account Value allocated to the DCA Fixed Rate Options earns the declared rate of interest while it is transferred over a 6 month or 12 month period into the Sub-accounts that you have designated. Because the interest we credit is applied against a balance that declines as transfers are made periodically to the Sub-accounts, you do not earn interest on the full amount that you allocated initially to the DCA Fixed Rate Options. A dollar cost averaging program does not assure a profit, or protect against a loss. We no longer offer our 6 or 12 Month DCA Program.

FEES AND CHARGES
The charges under each Annuity are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under each Annuity. They are also designed, in the aggregate, to compensate us for the risks of loss we assume. If, as we expect, the charges that we collect from the Annuities exceed our total costs in connection with the Annuities, we will earn a profit. Otherwise we will incur a loss. For example, Prudential Annuities may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose, including payment of other expenses that Prudential Annuities incurs in promoting, distributing, issuing and administering an Annuity and, in the case of XT6, ASAP III and APEX II to offset a portion of the costs associated with offering any Credits which are funded through Prudential Annuities’ general account.
The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Annuity. A portion of the proceeds that Prudential Annuities receives from charges that apply to the Sub-accounts may include amounts based on market appreciation of the Sub-account values including, for ASAP III, XT6 and APEX II, appreciation on amounts that represent any Credits.
WHAT ARE THE CONTRACT FEES AND CHARGES?
Contingent Deferred Sales Charge (“CDSC”): We do not deduct a sales charge from purchase payments you make to your Annuity. However, we may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable Annuity Year. For purposes of calculating the CDSC, we consider the year following the Issue Date of your Annuity as Year 1. The amount of the CDSC decreases over time, measured from the Issue Date of the Annuity. The CDSC percentages for ASAP III, APEX II and XT6 are shown under “Summary of Contract Fees and Charges”. No CDSC is deducted from ASL II Annuities. If you purchase XT6 and make a withdrawal that is subject to a CDSC, we may use part of that CDSC to recoup our costs of providing the Credit. However, we do not impose any CDSC on your withdrawal of a Credit amount.
With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see “How Much Can I Withdraw as a Free Withdrawal?”). If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from purchase payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.
For purposes of calculating any applicable CDSC on a surrender, the purchase payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior partial withdrawals or if your Account Value has declined in value due to negative Sub-account performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the purchase payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.
We may waive any applicable CDSC under certain circumstances including certain medically-related circumstances or when taking a Minimum Distribution from an Annuity purchased as a “qualified” investment. Free Withdrawals, Medically-Related Surrenders and Minimum Distributions are each explained more fully in the section entitled “Access to Your Account Value”.
Transfer Fee: Currently, you may make 20 free transfers between investment options each Annuity Year. We currently charge $10.00 for each transfer after the 20th in each Annuity Year. The fee will never be more than $15.00 for each transfer. We do not consider transfers made as part of a Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the Transfer Fee and are not counted toward the twenty free transfers. Similarly, transfers made under our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”) and transfers made pursuant to a formula used with an optional benefit are not subject to the Transfer Fee and are not counted toward the 20 free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If you are enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.
Annual Maintenance Fee: During the accumulation period we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value (including any amount in Fixed Allocations), whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. The fee is taken out only from the Sub-accounts. With respect to ASAP III, APEX II and ASL II, currently, the Annual Maintenance Fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender. With respect to XT6, we deduct the Annual Maintenance Fee regardless of Account Value. We do not impose the Annual Maintenance Fee upon annuitization, the payment of a Death Benefit, or a Medically-Related Surrender. We may increase the Annual Maintenance Fee. However, any increase will only apply to Annuities issued after the date of the increase. For beneficiaries that elect the Beneficiary Continuation Option, the Annual Maintenance Fee is the lesser of $30 or 2% of Account Value. For a Beneficiary Continuation Option, the fee is only applicable if the Account Value is less than $25,000 at the time the fee is assessed.

Tax Charge: Several states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We pay the tax either when purchase payments are received, upon surrender or when the Account Value is applied under an annuity option. The Tax Charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of purchase payments, surrender value, or Account Value as applicable. The Tax Charge currently ranges up to 3  1/2%. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.
We will pay company income taxes on the taxable corporate earnings created by this Annuity. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the Annuity. We will periodically review the issue of charging for these taxes and may impose a charge in the future. We reserve the right to impose a charge for federal income taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Insurance Charge: We deduct an Insurance Charge daily. The charge is assessed against the daily assets allocated to the Sub-accounts and is equal to the amount indicated under “Summary of Contract Fees and Charges”. The Insurance Charge is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The Insurance Charge is intended to compensate Prudential Annuities for providing the insurance benefits under each Annuity, including each Annuity’s basic Death Benefit that may provide guaranteed benefits to your beneficiaries even if the Sub-account declines and the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge also compensates us for administrative costs associated with providing the Annuity benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge compensates us for the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.
The Insurance Charge is not deducted against assets allocated to a Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations or the DCA Fixed Rate Option, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.
Distribution Charge: For ASAP III and XT6, we deduct a Distribution Charge daily. The charge is assessed against the average assets allocated to the Sub-accounts and is equal to the amount indicated under “Summary of Contract Fees and Charges” on an annual basis. The Distribution Charge is intended to compensate us for a portion of our acquisition expenses under the Annuity, including promotion and distribution of the Annuity and, with respect to XT6, the costs associated with offering Credits which are funded through Prudential Annuities general account. The Distribution Charge is deducted against your Annuity’s Account Value and any increases or decreases in your Account Value based on market fluctuations of the Sub-accounts will affect the charge. Please refer to the section entitled “Valuing Your Investment” for more information about how the units are impacted when the Distribution Charge decreases to 0.00%.
Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as Highest Daily Lifetime 6 Plus, the charge is assessed against the greater of Account Value and Protected Withdrawal Value and taken out of the Sub-accounts and DCA Fixed Rate Options periodically. Please refer to the section entitled “Summary of Contract Fees and Charges” for the list of charges for each optional benefit.
Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for nonqualified Annuities and 1.40% for qualified Annuities.
Fees and Expenses Incurred by the Portfolios: Each portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are assessed against each portfolio’s net assets, and reflected daily by each portfolio before it provides Prudential Annuities with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the prospectuses for the portfolios, which can be obtained by calling 1-888-PRU-2888, or at www.prudentialannuities.com.
WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fees or expenses are deducted when determining the rate we credit to a Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. Any CDSC or Tax Charge applies to amounts that are taken from the Sub-accounts or the Fixed Allocations.

A Market Value Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from an MVA Fixed Allocation. See "How Does the Market Value Adjustment Work?" in "Managing Your Account Value" for information about how the amount of an MVA is calculated if you withdraw or transfer Account Value from an MVA Fixed Allocation more than 30 days before the end of its Guarantee Period.
WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
If you select a fixed payment option upon Annuitization, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. If you select a variable payment option that we may offer, then the amount of your benefits will reflect changes in the value of your Annuity and will be subject to charges that apply under the variable immediate annuity option. Also, a tax charge may apply (see “Tax Charge” above). Currently, we only offer fixed payment options.
EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an Administration Charge. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

PURCHASING YOUR ANNUITY
Please note that these Annuities are no longer available for new sales. The information provided in this section is for informational purposes only.
WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?
We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of an Annuity and/or acceptance of Purchase Payments. All such conditions are described below.
Initial Purchase Payment: We no longer allow new purchases of these Annuities. Previously, you must have made a minimum initial Purchase Payment as follows: $1,000 for ASAP III, $10,000 for XT6 and APEX II and $15,000 for ASL II. However, if you decided to make payments under a systematic investment or an electronic funds transfer program, we would have accepted a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent purchase payments plus your initial Purchase Payment totaled the minimum initial Purchase Payment amount required for the Annuity purchased.
We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equal $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. To the extent allowed by state law, that required approval also will apply to a proposed change of owner of the Annuity, if as a result of the ownership change, total Purchase Payments with respect to this Annuity and all other annuities owned by the new Owner would equal or exceed that $1 million threshold. We may limit additional Purchase Payments under other circumstances, as explained in “Additional Purchase Payments,” below.
Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block an Annuity Owner’s ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.
Speculative Investing: Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Currently, we will not issue an Annuity, permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships, endowments and grantor trusts with multiple grantors. Further, we will only issue an Annuity, allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated annuitant. These rules are subject to state law. Additionally, we will not permit election or re-election of any optional death benefit or optional living benefit by certain ownership types. We may issue an Annuity in ownership structures where the annuitant is also the participant in a Qualified or Nonqualified employer sponsored plan and the Annuity represents his or her segregated interest in such plan. We reserve the right to further limit, restrict and/or change to whom we will issue an Annuity in the future, to the extent permitted by state law. Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that may elect to use our Annuity as a funding vehicle.
Except as noted below, purchase payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Prudential Annuities. Purchase payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, purchase payments may be transmitted to Prudential Annuities via wiring funds through your financial professional’s broker-dealer firm. Additional purchase payments may also be applied to your Annuity under an electronic funds transfer arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. Our acceptance of a check is subject to our ability to collect funds.
Age Restrictions: Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 80 for ASAP III, age 75 for XT6 and age 85 for APEX II and ASL II. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity’s liquidity features will satisfy that need. Under the Beneficiary Annuity, the maximum issue age is 70 based on the Key Life. If you take a distribution prior to age 59 ½, you may be subject to a 10% tax in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner’s death.
“Beneficiary” Annuity
If you are a beneficiary of an annuity that was owned by a decedent, subject to the following requirements, you may transfer the proceeds of the decedent’s annuity into one of the Annuities described in this Prospectus and continue receiving the distributions that are required by the tax laws. This transfer option is only available for purchase of an IRA, Roth IRA, or a nonqualified annuity, for distributions based on lives age 70 or under. This transfer option is also not available if the proceeds are being transferred from an annuity issued by us or one of our affiliates and the annuity offers a “Beneficiary Continuation Option”.
Upon purchase, the Annuity will be issued in the name of the decedent for your benefit. You must take required distributions at least annually, which we will calculate based on the applicable life expectancy in the year of the decedent’s death, using Table 1 in IRS Publication 590-B. These distributions are not subject to any CDSC.

For IRAs and Roth IRAs, distributions must begin by December 31 of the year following the year of the decedent’s death. If you are the surviving spouse beneficiary, distributions may be deferred until the decedent would have attained age 70 ½ (72 for those who would have reached age 70 ½ after 2019). However, if you choose to defer distributions, you are responsible for complying with the distribution requirements under the Code, and you must notify us when you would like distributions to begin. For additional information regarding the tax considerations applicable to beneficiaries of an IRA or Roth IRA, see “Required Distributions Upon Your Death for Qualified Annuity Contracts” in the Tax Considerations section of this Prospectus.
For nonqualified Annuities, distributions must begin within one year of the decedent’s death. For additional information regarding the tax considerations applicable to beneficiaries of a nonqualified Annuity see “Required Distributions Upon Your Death for Nonqualified Annuity Contracts” in the Tax Considerations section of this Prospectus.
You may choose to take more than your required distribution. You may take withdrawals in excess of your required distributions, however your withdrawal may be subject to the Contingent Deferred Sales Charge. Any withdrawals reduce the required distribution for the year. All applicable charges will be assessed against your Annuity, such as the Insurance Charge and the Annual Maintenance Fee.
The Annuity may provide a basic Death Benefit upon death, and you may name “successors” who may either receive the Death Benefit as a lump sum or continue receiving distributions after your death under the Beneficiary Continuation Option.
Please note the following additional limitations for a Beneficiary Annuity:

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No additional purchase payments are permitted. You may only make a one-time initial Purchase Payment transferred to us directly from another annuity or eligible account. You may not make your Purchase Payment as an indirect rollover, or combine multiple “Transfer of Assets” or “TOA’s” into a single contract as part of this “Beneficiary” Annuity. You may not elect any optional living or death benefits. Annuity Rewards is not available.

▪	You may not annuitize the Annuity; no annuity options are available.

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You may participate only in the following programs: Automatic Rebalancing, Dollar Cost Averaging (but not the 6 or 12 Month Dollar Cost Averaging Program), Systematic Withdrawals, and Third Party Investment Advisor.

▪	You may not assign or change ownership of the Annuity, and you may not change or designate another life upon which distributions are based. A “beneficiary annuity” may not be co-owned.

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If the Annuity is funded by means of transfer from another “Beneficiary Annuity” with another company, we require that the sending company or the beneficial owner provide certain information in order to ensure that applicable required distributions have been made prior to the transfer of the contract proceeds to us. We further require appropriate information to enable us to accurately determine future distributions from the Annuity. Please note we are unable to accept a transfer of another “Beneficiary Annuity” where taxes are calculated based on an exclusion amount or an exclusion ratio of earnings to original investment. We are also unable to accept a transfer of an annuity that has annuitized.

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The beneficial owner of the Annuity can be an individual, grantor trust, or, for an IRA or Roth IRA, an estate or a qualified trust. In general, a qualified trust (1) must be valid under state law; (2) must be irrevocable or became irrevocable by its terms upon the death of the IRA or Roth IRA owner; and (3) the beneficiaries of the trust who are beneficiaries with respect to the trust’s interest in this Annuity must be identifiable from the trust instrument and must be individuals. A qualified trust must provide us with a list of all beneficiaries to the trust (including contingent and remainder beneficiaries with a description of the conditions on their entitlement), all of whom must be individuals, as of September 30th of the year following the year of death of the IRA or Roth IRA owner, or date of Annuity application if later. The trustee must also provide a copy of the trust document upon request. If the beneficial owner of the Annuity is a grantor trust, distributions must be based on the life expectancy of the grantor. If the beneficial owner of the Annuity is a qualified trust, distributions must be based on the life expectancy of the oldest beneficiary under the trust.

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If this Beneficiary Annuity is transferred to another company as a tax-free exchange with the intention of qualifying as a beneficiary annuity with the receiving company, we may require certifications from the receiving company that required distributions will be made as required by law.

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If you are transferring proceeds as beneficiary of an annuity that is owned by a decedent, we must receive your transfer request at least 45 days prior to your first required distribution. If, for any reason, your transfer request impedes our ability to complete your first distribution by the required date, we will be unable to accept your transfer request.

Owner, Annuitant and Beneficiary Designations: We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

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Owner: The Owner(s) holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint owners are required to act jointly; however, if each owner provides us with an instruction that we find acceptable, we will permit each owner to act independently on behalf of both owners. All information and documents that we are required to send you will be sent to the first named owner. This Annuity does not provide a right of survivorship. Refer to the Glossary of Terms for a complete description of the term “Owner.”

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Annuitant: The Annuitant is the person upon whose life we continue to make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. In limited circumstances and where allowed by law, you may name one or more Contingent Annuitants. Generally, a Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of “Considerations for Contingent Annuitants” in the Tax Considerations section of the Prospectus. For Beneficiary Annuities, instead of an Annuitant there is a “Key Life” which is used to determine the annual required distributions.

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Beneficiary: The Beneficiary is the person(s) or entity you name to receive the Death Benefit. Your Beneficiary Designation should be the exact name of your beneficiary, not only a reference to the beneficiary’s relationship to you. If you use a designation of “surviving spouse,” we will pay the Death Benefit to the individual that is your spouse at the time of your death (as defined under the federal tax laws and regulations). If no beneficiary is named, the Death Benefit will be paid to you or your estate. For Annuities that designate a custodian or a plan as Owner, the custodian or plan must also be designated as the Beneficiary. For Beneficiary Annuities, instead of a Beneficiary, the term “Successor” is used.
Your right to make certain designations may be limited if your Annuity is to be used as an IRA, Beneficiary Annuity or other “qualified” investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY
MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
In general, you may change the Owner, Annuitant and Beneficiary Designations by sending us a request in writing in a form acceptable to us. However, if the Annuity is held as a Beneficiary Annuity, the Owner may not be changed and you may not designate another Key Life upon which distributions are based. Upon an ownership change, including an assignment, any automated investment or withdrawal programs will be canceled. The new owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:

▪	a new Owner subsequent to the death of the Owner or the first of any joint Owners to die, except where a spouse Beneficiary has become the Owner as a result of an Owner’s death;

▪	a new Annuitant subsequent to the Annuity Date;

▪	for “nonqualified” investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity;

▪	a change in Beneficiary if the Owner had previously made the designation irrevocable;

▪	a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, and grantor trusts with multiple grantors (if allowed by state law); and

▪	a new Annuitant for a contract issued to a grantor trust where the new Annuitant is not the grantor of the trust.
There are also restrictions on designation changes when you have elected certain optional benefits. See the “Living Benefits” and “Death Benefits” sections of this Prospectus for any such restrictions.
If you wish to change the Owner and/or Beneficiary under the Annuity, or to assign the Annuity, you must deliver the request to us in writing at our Service Office. Generally, any change of Owner and/or Beneficiary, or assignment of the Annuity, will take effect when accepted and recorded by us (unless an alternative rule is stipulated by applicable State law). We will allow changes of ownership and/or assignments only if the Annuity is held exclusively for the benefit of the designated Annuitant. We are not responsible for any transactions processed before a change of Owner and/or Beneficiary, and an assignment of the Annuity, is accepted and recorded by us. We accept assignments of nonqualified Annuities only.
Unless prohibited by applicable State Law, we reserve the right to refuse a proposed change of Owner and/or Beneficiary, and a proposed assignment of the Annuity.
We will reject a proposed change where the proposed Owner, Annuitant, Beneficiary or assignee is any of the following:

▪	a company(ies) that issues or manages viatical or structured settlements;

▪	an institutional investment company;

▪	an Owner with no insurable relationship to the Annuitant or Contingent Annuitant (a “Stranger-Owned Annuity” or “STOA”); or

▪	a change in designation(s) that does not comply with or that we cannot administer in compliance with Federal and/or state law.
We will implement this right on a non-discriminatory basis, and to the extent allowed by State law, and we are not obligated to process your request within any particular timeframe.
For New York Annuities, a request to change the Owner, Annuitant, Contingent Annuitant, Beneficiary and contingent Beneficiary designations is effective when signed, and an assignment is effective upon our receipt. We assume no responsibility for the validity or tax consequences of any change of Owner and/or Beneficiary or any assignment of the Annuity, and may be required to make reports of ownership changes and/or assignments to the appropriate federal, state and/or local taxing authorities. You should consult with a qualified tax advisor for complete information and advice prior to any ownership change or assignment. Once an ownership change or assignment is processed, the tax reporting cannot be reversed.
Death Benefit Suspension upon Change of Owner or Annuitant. If there is a change of Owner or Annuitant, the change may affect the amount of the Death Benefit. See the Death Benefit section of this prospectus for additional details.
Spousal Designations
If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-owner unless you designate a different Beneficiary. Unless you elect an alternative Beneficiary Designation, upon the death of either spousal Owner, the surviving spouse may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. The Death Benefit that would have been payable will be the new Account Value of the Annuity as of the date of due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the beneficiary of the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional purchase payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.
Spousal assumption is also permitted, subject to our rules and regulatory approval, if the Annuity is held by a custodial account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (“Code”) (or any successor Code section thereto) (“Custodial Account”) and, on the date of the Annuitant’s death, the spouse of the Annuitant is (1) the Contingent Annuitant under the Annuity and (2) the beneficiary of the Custodial Account. The ability to continue the Annuity in this manner will result in the Annuity no longer qualifying for tax deferral under the Code. However, such tax deferral should result from the ownership of the Annuity by the Custodial Account. Please consult your tax or legal adviser.
Note that any division of your Annuity due to divorce will be treated as a withdrawal and the non-owner spouse may then decide whether he or she would like to use the withdrawn funds to purchase a new Annuity that is then available to new contract owners. Note that any division of your Annuity due to divorce will be treated as a withdrawal and CDSC may apply. If CDSC is applicable, it cannot be divided between the owner and the non-owner ex-spouses. The non-owner ex-spouse may decide whether he or she would like to use the withdrawn funds to purchase a new Annuity that is then available to new contract owners. Depending upon the method used for the division of the Annuity, the CDSC may be applied to the existing or new Annuity. Please consult with your tax advisor regarding your personal situation if you will be transferring or dividing your Annuity pursuant to a divorce.
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.
Contingent Annuitant
Generally, if an Annuity is owned by an entity and the entity has named a Contingent Annuitant, the Contingent Annuitant will become the Annuitant upon the death of the Annuitant, and no Death Benefit is payable. Unless we agree otherwise, the Annuity is only eligible to have a Contingent Annuitant designation if the entity which owns the Annuity is (1) a plan described in Code Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or (3) a Custodial Account, as described in the above section.
Where the Annuity is held by a Custodial Account, the Contingent Annuitant will not automatically become the Annuitant upon the death of the Annuitant. Upon the death of the Annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the Death Benefit or elect to continue the Annuity. If the Custodial Account elects to receive the Death Benefit, the Account Value of the Annuity as of the date of due proof of death of the Annuitant will reflect the amount that would have been payable had a Death Benefit been paid. See the section above entitled “Spousal Designations” for more information about how the Annuity can be continued by a Custodial Account.
MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?
If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a “free look.” Depending on the state in which you purchased your Annuity and, in some states, if you purchased the Annuity as a replacement for a prior contract, the right to cancel period may be ten (10) days, or longer, measured from the time that you received your Annuity. If you return your Annuity during the applicable period, we will refund your current Account Value plus any Tax Charge deducted, less any applicable federal and state income tax withholding and depending on your state’s requirements, any applicable insurance charges deducted. The amount returned to you may be higher or lower than the Purchase Payment(s) applied during the right to cancel period and may be subject to a market value adjustment if it was allocated to a MVA Fixed Allocation, to the extent allowed by State law. With respect to XT6, if you return your Annuity, we will not return any XTra Credits we applied your Annuity based on your purchase payments.
MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
Unless we agree otherwise and subject to our rules, the minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in our Systematic Investment Plan or a periodic Purchase Payment program. Purchase payments made while you participate in an asset allocation program will be allocated in accordance with such benefit. Additional purchase payments may be made at any time before the Annuity Date (unless the Annuity is held as a Beneficiary Annuity), or prior to the Account Value being reduced to zero. Purchase payments are not permitted if the Annuity is held as a Beneficiary Annuity. Please see the “Living Benefits” section of this prospectus for further information on additional Purchase Payments.
Additional Purchase payments may be limited if the total Purchase Payments under this Annuity and other annuities equals or exceeds $1 million, as described in more detail in “Purchasing Your Annuity – Initial Purchase Payment”.
MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make additional purchase payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity (unless your Annuity is being held as a Beneficiary Annuity). We call our electronic funds transfer program “the Systematic Investment Plan.” Purchase Payments made through electronic funds transfer may only be allocated to the Sub-accounts when applied. Different allocation requirements may apply in connection with certain optional benefits. We may allow you to invest in your Annuity with a lower initial Purchase Payment, as long as you authorize payments through an electronic funds transfer that will equal at least the minimum Purchase Payment set forth above during the first 12 months of your Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or terminated the ability of Owners to submit additional Purchase Payments.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic purchase payments through a salary reduction program as long as the allocations are made only to Sub-accounts and the periodic purchase payments received in the first year total at least the minimum Purchase Payment set forth above.

MANAGING YOUR ACCOUNT VALUE
HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See “Valuing Your Investment” for a description of our procedure for pricing initial and subsequent purchase payments.)
Initial Purchase Payment: Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions for allocating your Account Value. The Purchase Payment is your initial Purchase Payment minus any Tax Charge that may apply. You can allocate purchase payments to one or more available Sub-accounts or available Fixed Allocations. Investment restrictions will apply if you elect certain optional benefits.
Subsequent Purchase Payments: Unless you participate in an asset allocation program, or unless you have provided us with other specific allocation instructions for one, more than one, or all subsequent purchase payments, we will allocate any additional purchase payments you make according to your initial Purchase Payment allocation instructions. If you so instruct us, we will allocate subsequent purchase payments according to any new allocation instructions. Unless you tell us otherwise, purchase payments made while you participate in an asset allocation program will be allocated in accordance with such program.
HOW DO I RECEIVE A LOYALTY CREDIT UNDER THE ASAP III AND APEX II ANNUITIES?
We apply a Loyalty Credit to your Annuity’s Account Value at the end of your fifth Annuity Year (“fifth Annuity Anniversary”). With respect to ASAP III, for annuities issued on or after February 13, 2006, the Loyalty Credit is equal to 0.50% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary. With respect to APEX II, for annuities issued between June 20, 2005 and February 12, 2006, the Loyalty Credit is equal to 2.25% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary. For APEX II Annuities issued on or after February 13, 2006, the Loyalty Credit is equal to 2.75% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary.
If the total purchase payments made during the first four Annuity Years is less than the cumulative amount of withdrawals made on or before the fifth Annuity Anniversary, no Loyalty Credit will be applied to your Annuity. Also, no Loyalty Credit will be applied to your Annuity if your Account Value is zero on the fifth Annuity Anniversary. This would include any situation where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Guaranteed Minimum Withdrawal Benefit, Highest Daily Lifetime 6 Plus, and Spousal Highest Daily Lifetime 6 Plus. In addition, no Loyalty Credit will be applied to your Annuity if before the fifth Annuity Anniversary: (i) you have surrendered your Annuity; (ii) you have annuitized your Annuity; (iii) your Beneficiary has elected our Beneficiary Continuation Option; or (iv) we have received due proof of your death (and there has been no spousal continuation election made). If your spouse continues the Annuity under our spousal continuation option, we will apply the Loyalty Credit to your Annuity only on the fifth Annuity Anniversary measured from the date that we originally issued you the Annuity. Since the Loyalty Credit is applied to the Account Value only, any guarantees that are not based on Account Value will not reflect the Loyalty Credit. Similarly, guarantees that are made against a loss in Account Value will not be triggered in certain very limited circumstances where they otherwise would have been, had no Loyalty Credit been applied to the Account Value.
HOW ARE LOYALTY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE ASAP III AND APEX II ANNUITIES?
Any Loyalty Credit that is allocated to your Account Value on the fifth Annuity Anniversary will be allocated to the Fixed Allocations and Sub-accounts according to the “hierarchy” described in this paragraph. This hierarchy consists of a priority list of investment options, and the Loyalty Credit is applied based on which of the items below is applicable and in effect when the Loyalty Credit is applied. Thus, if a given item in the priority list is inapplicable to you, we move to the next item. The hierarchy is as follows: (a) if you participate in the Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials), any Loyalty Credit will be invested in accordance with such Program, (b) if you participate in an asset allocation program (see Appendix D for a description of such programs), in accordance with that program, (c) in accordance with your standing allocation instructions (d) if you participate in the Systematic Investment Plan, in accordance with that Plan, (e) if you participate in an automatic rebalancing program, in accordance with that program (f) in accordance with how your most recent purchase payment was allocated and (g) otherwise in accordance with your instructions, if items (a) through (f) above are not permitted or applicable.
Example of Applying the Loyalty Credit with respect to ASAP III.
Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. During Annuity Year four (i.e., prior to the fourth Annuity Anniversary) you make an additional $10,000 Purchase Payment. During the early part of Annuity Year five (i.e., prior to the fifth Annuity Anniversary) you make a $10,000 Purchase Payment and later in the year make a withdrawal of $5,000. The Loyalty Credit that we will apply to your Annuity on the fifth Annuity Anniversary is, subject to state availability, equal to 0.50% of $15,000 (this represents the $20,000 of purchase payments made during the first four Annuity Years minus the $5,000 withdrawal made in the fifth Annuity Year. The computation disregards the additional $10,000 Purchase Payment made in the fifth Annuity Year.) Therefore, the Loyalty Credit amount would be equal to $75.00.
Example of Applying the Loyalty Credit with respect to APEX II.
Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. During Annuity Year four (i.e., prior to the fourth Annuity Anniversary) you make an additional $10,000 Purchase Payment. During the early part of Annuity Year five (i.e., prior to the fifth Annuity Anniversary) you make a $10,000 Purchase Payment and later in the year make a withdrawal of $5,000. The Loyalty Credit that we will apply to your Annuity on the fifth Annuity Anniversary is, subject to state availability, equal to 2.75% of $15,000 (this represents the $20,000 of purchase payments made during the first four Annuity Years minus the $5,000 withdrawal made in the fifth Annuity Year. The computation disregards the additional $10,000 Purchase Payment made in the fifth Annuity Year.) Therefore, the Loyalty Credit amount would be equal to $412.50.
HOW DO I RECEIVE CREDITS UNDER THE XT6 ANNUITY?
We apply a “Credit” to your Annuity’s Account Value each time you make a Purchase Payment during the first six (6) Annuity Years. The amount of the Credit is payable from our general account. The amount of the Credit depends on the Annuity Year in which the Purchase Payment(s) is made, according to the table below:
For annuities issued on or after February 13, 2006 (subject to state availability):

ANNUITY YEAR	CREDIT
1	6.50%
2	5.00%
3	4.00%
4	3.00%
5	2.00%
6	1.00%
7+	0.00%
For annuities issued prior to February 13, 2006:

ANNUITY YEAR	CREDIT
1	6.00%
2	5.00%
3	4.00%
4	3.00%
5	2.00%
6	1.00%
7+	0.00%
Credits Applied to Purchase Payments for Designated Class of Annuity Owner
Prior to May 1, 2004, where allowed by state law, Annuities could be purchased by a member of the class defined below, with a different table of Credits. The Credit applied to all purchase payments on such Annuities is as follows based on the Annuity Year in which the Purchase Payment was made: Year 1: 9.0%; Year 2: 9.0%; Year 3: 8.5%; Year 4: 8.0%; Year 5: 7.0%; Year 6: 6.0%; Year 7: 5.0%; Year 8: 4.0%; Year 9: 3.0%; Year 10: 2%; Year 11+: 0.0%.
The designated class of Annuity Owners included: (a) any parent company, affiliate or subsidiary of ours; (b) an officer, director, employee, retiree, sales representative, or in the case of an affiliated broker-dealer, registered representative of such company; (c) a director, officer or trustee of any underlying mutual fund; (d) a director, officer or employee of any investment manager, sub-advisor, transfer agent, custodian, auditing, legal or administrative services provider that is providing investment management, advisory, transfer agency, custodian-ship, auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director, officer, employee or registered representative of a broker-dealer or insurance agency that has a then current selling agreement with us and/or with Prudential Annuities Distributors, Inc., a Prudential Financial Company; (f) a director, officer, employee or authorized representative of any firm providing us or our affiliates with regular legal, actuarial, auditing, underwriting, claims, administrative, computer support, marketing, office or other services; (g) the then current spouse of any such person noted in (b) through (f), above; (h) the parents of any such person noted in (b) through (g), above; (i) the child(ren) or other legal dependent under the age of 21 of any such person noted in (b) through (h); and (j) the siblings of any such persons noted in (b) through (h) above.
All other terms and conditions of the Annuity apply to Owners in the designated class.
HOW ARE CREDITS APPLIED TO ACCOUNT VALUE UNDER THE XT6 ANNUITY?
Each Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

Examples of Applying Credits
Initial Purchase Payment
Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. We would apply a 6.5% Credit to your Purchase Payment and allocate the amount of the Credit ($650 = $10,000 X .065) to your Account Value in the proportion that your Purchase Payment is allocated.
Additional Purchase Payment in Annuity Year 2
Assume that you make an additional Purchase Payment of $5,000. We would apply a 5.0% Credit to your Purchase Payment and allocate the amount of the Credit ($250 = $5,000 X .05) to your Account Value.
Additional Purchase Payment in Annuity Year 6
Assume that you make an additional Purchase Payment of $15,000. We would apply a 1.0% Credit to your Purchase Payment and allocate the amount of the Credit ($150 = $15,000 X .01) to your Account Value.
The amount of any XTra Credits applied to your XT6 Annuity Account Value can be taken back by Prudential Annuities under certain circumstances:

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any XTra Credits applied to your Account Value on purchase payments made within the 12 months before the Owner’s (or Annuitant’s if entity owned) date of death will be taken back (to the extent allowed by state law);

▪
the amount available under the Medically-Related Surrender portion of the Annuity will not include the amount of any XTra Credits payable on purchase payments made within 12 months prior to the date of a request under the Medically-Related Surrender provision (to the extent allowed by State law); and

▪	if you elect to “free look” your Annuity, the amount returned to you will not include the amount of any XTra Credits.
The Account Value may be substantially reduced if Prudential Annuities takes back the XTra Credit amount under these circumstances. The amount we take back will equal the XTra Credit, without adjustment up or down for investment performance. Therefore, any gain on the XTra Credit amount will not be taken back. But if there was a loss on the XTra Credit, the amount we take back will still equal amount of the XTra Credit. We do not deduct a CDSC in any situation where we take back the XTra Credit amount. During the first 10 Annuity Years, the total asset-based charges on this Annuity (including the Insurance Charge and the Distribution Charge) are higher than many of our other annuities, including other annuities we offer that apply credits to purchase payments.
General Information about Credits

▪	We do not consider Credits to be “investment in the contract” for income tax purposes.

▪	You may not withdraw the amount of any Credits under the Free Withdrawal provision. The Free Withdrawal provision only applies to withdrawals of purchase payments.
ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. You may not transfer Account Value to any Fixed Allocation used with a dollar cost averaging program or any DCA Fixed Rate Options. You may only allocate purchase payments to Fixed Allocations used with a dollar cost averaging program or the DCA Fixed Rate Options.
Currently, any transfer involving the ProFunds VP Sub-accounts must be received by us no later than 3:00 p.m. Eastern time (or one hour prior to any announced closing of the applicable securities exchange) to be processed on the current Valuation Day. The “cut-off” time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically, including through Prudential Annuities’ Internet website (www.prudentialannuities.com)
Currently, we charge $10.00 for each transfer after the 20th transfer in each Annuity Year. Transfers made as part of a Dollar Cost Averaging program (including the 6 or 12 Month Dollar Cost Averaging Program), Automatic Rebalancing or asset allocation program do not count toward the 20 free transfer limit. Renewals or transfers of Account Value from an MVA Fixed Allocation at the end of its Guarantee Period are not subject to the transfer charge. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee. We may also increase the Transfer Fee that we charge to $15.00 for each transfer after the number of free transfers has been used up. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.
Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission or other electronic transmission as a “writing”, (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and (iii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund Portfolio and/or the AST Government Money Market Portfolio or any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.
Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called “market timing,” can make it very difficult for a Portfolio manager to manage a Portfolio’s investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. Each Annuity offers Sub-accounts designed for Owners who wish to engage in frequent transfers (i.e., one or more of the Sub-accounts corresponding to the ProFund Portfolios and the AST Government Money Market Portfolio), and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.
In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by a Portfolio (e.g., by the Portfolio’s portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

▪
With respect to each Sub-account (other than the AST Government Money Market Sub-account, or a Sub-account corresponding to a ProFund Portfolio), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the “Transfer Out”) all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the “Restricted Sub-account”). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals;(ii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund Portfolio and/or the AST Government Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.

▪
We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

If we deny one or more transfer requests under the foregoing rules, we will inform you or your financial professional promptly of the circumstances concerning the denial.
Contract owners in New York who purchased their contracts prior to March 15, 2004 are not subject to the specific restrictions outlined in bulleted paragraphs immediately above. In addition, there are contract owners of different variable annuity contracts that are funded through the same Separate Account that are not subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Finally, there are contract owners of other variable annuity contracts or variable life contracts that are issued by Prudential Annuities as well as other insurance companies that have the same underlying mutual fund portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a financial professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund’s assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a financial professional or third party investment advisor), and will not waive a transfer restriction for any contract owner.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity. The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter or its transfer agent that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners (including an Annuity Owner’s TIN number), and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Annuity Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.
A Portfolio also may assess a short term trading fee (redemption fee) in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value, to the extent allowed by law. At present, no Portfolio has adopted a short-term trading fee.
DO YOU OFFER DOLLAR COST AVERAGING?
Yes. As discussed below, we offer Dollar Cost Averaging programs during the accumulation period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one investment option to one or more other investment options. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts, or a program that transfers amounts monthly from Fixed Allocations or DCA Fixed Rate Options. By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of Sub-account fluctuation on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program.
You can Dollar Cost Average from Sub-accounts, the Fixed Allocations or the DCA Fixed Rate Options. Dollar Cost Averaging from Fixed Allocations is subject to a number of rules that include, but are not limited to the following:

▪	You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years (except for the DCA Fixed Rate Options).

▪
You may only Dollar Cost Average earnings or principal plus earnings. If transferring principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.

▪	Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.
NOTE: When a Dollar Cost Averaging program is established from a Fixed Allocation or a DCA Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts. This will reduce the effective rate of return on the Fixed Allocation or a DCA Fixed Rate Option over the Guarantee Period or the duration of the program, respectively.
The Dollar Cost Averaging programs are not available if you have elected an automatic rebalancing program or an asset allocation program. Dollar Cost Averaging from Fixed Allocations also is not available if you elect certain optional benefits.
Prudential Annuities originally offered specific Fixed Allocations with Guarantee Periods of 6 months or 12 months exclusively for use with a Dollar Cost Averaging program on the APEX II product. Those 6 month/12 month Fixed Allocations were designed to automatically transfer Account Value in either 6 or 12 payments under a Dollar Cost Averaging program. Dollar Cost Averaging transfers commenced on the date the Fixed Allocation was established, and then proceeded each month following until the entire principal amount plus earnings was transferred. Fixed Allocations could only be established with your initial Purchase Payment or additional purchase payments. You could not transfer existing Account Value to a Fixed Allocation. We discontinued offering these 6 and 12 month Fixed Allocations beginning on May 1, 2009.
Under our current Dollar Cost Averaging program used with Fixed Allocations, Account Value allocated to the Fixed Allocations will be transferred to the Sub-accounts you choose. If you terminate the Dollar Cost Averaging program before the entire principal amount plus earnings has been transferred to the Sub-account(s), you must transfer all remaining Account Value to any other investment option. Unless you provide alternate instructions at the time you terminate the Dollar Cost Averaging program, Account Value will be transferred to the AST Government Money Market Sub-account unless restricted due to benefit election. Transfers from Fixed Allocations as part of a Dollar Cost Averaging program are not subject to a Market Value Adjustment. However, a Market Value Adjustment will apply if you terminate the Dollar Cost Averaging program before the entire principal amount plus earnings has been transferred to the Sub-account(s). Please note that under the 6 or 12 Month DCA Program (described immediately below), no Market Value Adjustment applies.
6 OR 12 MONTH DOLLAR COST AVERAGING PROGRAM (THE “6 OR 12 MONTH DCA PROGRAM”). WE NO LONGER OFFER OUR 6 OR 12 MONTH DCA PROGRAM.
The 6 or 12 Month DCA Program was available for contracts issued between May 1, 2009 and October 31, 2011. The program is subject to our rules at the time of election and may not be available in conjunction with other programs and benefits we make available. We may discontinue, modify or amend this program from time to time. Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, and Spousal Highest Daily Lifetime 6 Plus are the only optional living benefits and the Highest Anniversary Value death benefit and the Combination 5% Roll-up + HAV death benefit are the only death benefits you may participate in if you also participate in the 6 or 12 Month DCA Program, although you do not need to select any optional benefit to participate in the program. To participate in the 6 or 12 Month DCA Program, you must allocate at least a $2000 Purchase Payment to our DCA Fixed Rate Options. These DCA Fixed Rate Options are distinct from the Fixed Allocations described immediately above. Most notably, transfers out of a DCA Fixed Rate Option are never subject to a Market Value Adjustment. Dollar cost averaging does not assure a profit, or protect against a loss.
The key features of this Program are as follows:

▪	You may only allocate purchase payments to these DCA Fixed Rate Options. You may not transfer Account Value into this program.

▪
As part of your election to participate in the 6 or 12 Month DCA Program, you specify whether the monthly transfers under the 6 or 12 Month DCA Program are to be made over a 6 month or 12 month period. We then set the monthly transfer amount, by dividing the Purchase Payment (including any associated credit) you have allocated to the DCA Fixed Rate Options by the number of months. For example, if you allocated $6000, and selected a 6 month DCA Program, we would transfer $1000 each month. We will adjust the monthly transfer amount if, during the transfer period, the amount allocated to the DCA Fixed Rate Options is reduced (e.g., due to the deduction of the applicable portion of the fee for an optional benefit, withdrawals or due to a transfer of Account Value out of the DCA Fixed Rate Options initiated by the mathematical formula used with Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus Highest Daily Lifetime 6 Plus, or Spousal Highest Daily Lifetime 6 Plus. In that event, we will re-calculate the amount of each remaining transfer by dividing the amount in the DCA Fixed Rate Option by the number of remaining transfers. If the recalculated transfer amount is below the minimum transfer required by the program, we will transfer the remaining amount from the DCA Fixed Rate Option on the next scheduled transfer and terminate the program.

▪
Any withdrawals, transfers, or fees deducted from the DCA Fixed Rate Options will reduce the DCA Fixed Rate Options on a “last-in, first-out” basis. If you have only one 6 or 12 Month DCA Program in operation, withdrawals, transfers, or fees may be deducted from the DCA Fixed Rate Options associated with that Program. You may, however, have more than one 6 or 12 Month DCA Program operating at the same time (so long as any such additional 6 or 12 Month DCA Program is of the same duration). For example, you may have more than one 6 month DCA Program running, but may not have a 6 month Program running simultaneously with a 12 month Program. If you have multiple 6 or 12 Month DCA Programs running, then the above reference to “last-in, first-out” means that amounts will be deducted first from the DCA Fixed Rate Options associated with the 6 or 12 Month DCA Program that was established most recently.

▪
The first transfer under the Program occurs on the day you allocate a Purchase Payment to the DCA Fixed Rate Options (unless modified to comply with State law) and on each month following until the entire principal amount plus earnings is transferred.

▪	We do not count transfers under the 6 or 12 Month DCA Program against the number of free transfers allowed under your Annuity.

▪	The minimum transfer amount is $100, although we will not impose that requirement with respect to the final amount to be transferred under the Program.

▪
If you are not participating in Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus Highest Daily Lifetime 6 Plus, or Spousal Highest Daily Lifetime 6 Plus, we will make transfers under the 6 or 12 Month DCA Program to the Sub-accounts that you specified upon your election of the Program. If you are participating in any Highest Daily Lifetime 7 Plus benefit or Highest Daily Lifetime 6 Plus benefit, we will allocate amounts transferred out of the DCA Fixed Rate Options in the following manner: (a) if you are participating in the Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials), we will allocate to the Sub-accounts in accordance with the rules of that program (b) if you are not participating in the Custom Portfolios Program, we will make transfers under the Program to the Sub-accounts that you specified upon your election of the Program, provided those instructions comply with the allocation requirements for Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, Spousal Highest Daily Lifetime 7 Plus or Spousal Highest Daily Lifetime 6 Plus (as applicable) and (c) whether or not you participate in the Custom Portfolios Program, no portion of our monthly transfer under the 6 or 12 Month DCA Program will be directed initially to the AST Investment Grade Bond Sub-account (although the DCA Fixed Rate Option is treated as a “Permitted Sub-account” for purposes of transfers to the AST Investment Grade Bond Sub-account under the pre-determined mathematical formula under the Highest Daily Lifetime 7 Plus or Highest Daily Lifetime 6 Plus benefits) (see below).

▪
If you are participating in Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus or Spousal Highest Daily Lifetime 6 Plus and also are participating in the 6 or 12 Month DCA Program, and the formula under the benefit dictates a transfer from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account, then the amount to be transferred will be taken entirely from the Sub-accounts, provided there is sufficient Account Value in those Sub-accounts to meet the required transfer amount. Only if there is insufficient Account Value in those Sub-accounts will an amount be withdrawn from the DCA Fixed Rate Options associated with the 6 or 12 Month DCA Program. Amounts withdrawn from the DCA Fixed Rate Options under the formula will be taken on a last-in, first-out basis.

▪
If you are participating in one of our automated withdrawal programs (e.g., Systematic Withdrawals), we may include within that withdrawal program amounts held within the DCA Fixed Rate Options. If you have elected any Highest Daily Lifetime 7 Plus or Highest Daily Lifetime 6 Plus benefit, any withdrawals will be taken on a pro-rata basis from your Sub-accounts and the DCA Fixed Rate Options.

▪	We impose no fee for your participation in the 6 or 12 Month DCA Program.

▪
You may cancel the DCA Program at any time. If you do, we will transfer any remaining amount held within the DCA Fixed Rate Options according to your instructions. If you do not provide any such instructions, we will transfer any remaining amount held in the DCA Fixed Rate Options on a pro rata basis to the Sub-accounts in which you are invested currently. If any such Sub-account is no longer available, we may allocate the amount that would have been applied to that Sub-account to the AST Government Money Market Sub-account.

▪
You cannot utilize “rate lock” with the 6 or 12 Month DCA Program. The interest rate we credit under the program will be the rate on the date the purchase payment is allocated to the 6 or 12 Month DCA Program.

▪
We credit interest to amounts held within the DCA Fixed Rate Options at the applicable declared rates. We credit such interest until the earliest of the following (a) the date the entire amount in the DCA Fixed Rate Option has been transferred out (b) the date the entire amount in the DCA Fixed Rate Option is withdrawn (c) the date as of which any death benefit payable is determined or (d) the Annuity Date.

▪
The interest rate earned in a DCA Fixed Rate Option will be no less than the minimum guaranteed interest rate. We may, from time to time, declare new interest rates for new purchase payments that are higher than the minimum guaranteed interest rate. Please note that the interest rate that we apply under the 6 or 12 Month DCA Program is applied to a declining balance. Therefore, the amount of interest you receive will decrease as amounts are systematically transferred from the DCA Fixed Rate Option to the Sub-accounts, and the effective interest rate earned will therefore be less than the declared interest rate.

▪	The 6 or 12 Month DCA Program may be referred to in your Rider and/or the Application as the “Enhanced Dollar Cost Averaging Program.”
NOTE: When a 6 or 12 month DCA program is established from a DCA Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts (including any transfers under an optional benefit formula). This will reduce the effective rate of return on the DCA fixed rate option.
DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation period, we offer Automatic Rebalancing among the Sub-accounts you choose. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you chose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the “overweighted” Sub-accounts to the “underweighted” Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift. We also offer the Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials), which is available if you have elected one of the Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, Highest Daily GRO II, or GRO Plus II benefits.
Any transfer to or from any Sub-account that is not part of your Automatic Rebalancing program, will be made; however, that Sub-account will not become part of your rebalancing program unless we receive instructions from you indicating that you would like such option to become part of the program.
There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a Systematic Withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.
If you are participating in an optional living benefit (such as Highest Daily Lifetime 6 Plus) that makes transfers under a pre-determined mathematical formula, and you have opted for automatic rebalancing; you should be aware that: (a) the AST bond portfolio used as part of the pre-determined mathematical formula will not be included as part of automatic rebalancing and (b) the operation of the formula may result in the rebalancing not conforming to the percentage allocations that you specified originally as part of your Automatic Rebalancing Program.
ARE ANY ASSET ALLOCATION PROGRAMS AVAILABLE?
We currently do not offer any asset allocation programs for use with your Annuity. Prior to December 5, 2005, we made certain asset allocation programs available. If you enrolled in one of the asset allocation programs prior to December 5, 2005, see the Appendix D entitled, “Additional Information on the Asset Allocation Programs” for more information on how the programs are administered.
WHAT IS THE BALANCED INVESTMENT PROGRAM?
We offer a balanced investment program where a portion of your Account Value is allocated to a Fixed Allocation and the remaining Account Value is allocated to the Sub-accounts that you select. When you enroll in the Balanced Investment Program, you choose the duration that you wish the program to last. This determines the duration of the Guarantee Period for the Fixed Allocation. Based on the fixed rate for the Guarantee Period chosen, we calculate the portion of your Account Value that must be allocated to the Fixed Allocation to grow to a specific “principal amount” (such as your initial Purchase Payment). We determine the amount based on the rates then in effect for the Guarantee Period you choose. If you continue the program until the end of the Guarantee Period and make no withdrawals or transfers, at the end of the Guarantee Period, the Fixed Allocation will have grown to equal the “principal amount”. Withdrawals or transfers from the Fixed Allocation before the end of the Guarantee Period will terminate the program and may be subject to a Market Value Adjustment (which may be positive or negative). You can transfer the Account Value that is not allocated to the Fixed Allocation between any of the Sub-accounts available under your Annuity. Account Value you allocate to the Sub-accounts is subject to Sub-account fluctuations and may increase or decrease in value. We do not deduct a charge for participating in the Balanced Investment Program. This program is not available if your Annuity is held as a Beneficiary Annuity.
Example
Assume you invest $100,000. You choose a 10-year program and allocate a portion of your Account Value to a Fixed Allocation with a 10-year Guarantee Period. The rate for the 10-year Guarantee Period is 2.50%*. Based on the fixed interest rate for the Guarantee Period chosen, the factor is 0.781198 for determining how much of your Account Value will be allocated to the Fixed Allocation. That means that $78,120 will be allocated to the Fixed Allocation and the remaining Account Value ($21,880) will be allocated to the Sub-accounts. Assuming that you do not make any withdrawals or transfers from the Fixed Allocation, it will grow to $100,000 at the end of the Guarantee Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the Sub-accounts.

*	The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.
MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?
Yes. Subject to our rules, your financial professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving investment options. If your financial professional has this authority, we deem that all transactions that are directed by your financial professional with respect to your Annuity have been authorized by you. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your financial professional until we receive notification of the revocation of such person’s authority. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.
For certain Broker Dealers: If instructed by your Broker Dealer, we may allow your financial professional to effectuate withdrawals on your behalf.  In the event you do not wish that your financial professional have this authority, please contact us immediately.
MAY I AUTHORIZE MY THIRD PARTY INVESTMENT ADVISOR TO MANAGE MY ACCOUNT?
Yes. You may engage your own investment advisor to manage your account. These investment advisors may be firms or persons who also are appointed by us, or whose affiliated broker-dealers are appointed by us, as authorized sellers of the Annuities. Even if this is the case, however, please note that the investment advisor you engage to provide advice and/or make transfers for you, is not acting on our behalf, but rather is acting on your behalf. We do not offer advice about how to allocate your Account Value under any circumstance. As such, we are not responsible for any recommendations such investment advisors make, any investment models or asset allocation programs they choose to follow or any specific transfers they make on your behalf. Please note that if you have engaged a third-party investment advisor to provide asset allocation services with respect to your Annuity, we may not allow you to elect an optional benefit that requires investment in an asset allocation Portfolio and/or that involves mandatory Account Value transfers (e.g. Highest Daily GRO).
It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for the services.
We or an affiliate of ours may provide administrative support to licensed, registered financial professionals or investment advisors who you authorize to make financial transactions on your behalf. We may require financial professionals or investment advisors, who are authorized by multiple contract owners to make financial transactions, to enter into an administrative agreement with Prudential Annuities as a condition of our accepting transactions on your behalf. The administrative agreement may impose limitations on the financial professional’s or investment advisor’s ability to request financial transactions on your behalf. These limitations are intended to minimize the detrimental impact of a financial professional who is in a position to transfer large amounts of money for multiple clients in a particular Portfolio or type of portfolio or to comply with specific restrictions or limitations imposed by a Portfolio(s) of Prudential Annuities.
Please Note: Annuities where your financial professional or investment advisor has the authority to forward instruction on financial transactions are also subject to the restrictions on transfers between investment options that are discussed in the section entitled “ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?” Since transfer activity directed by a financial professional or third party investment adviser may result in unfavorable consequences to all contract owners invested in the affected options, we reserve the right to limit the investment options available to a particular Owner where such authority as described above has been given to a financial professional or investment advisor or impose other transfer restrictions we deem necessary. The administrative agreement may limit the available investment options, require advance notice of large transactions, or impose other trading limitations on your financial professional. Your financial professional will be informed of all such restrictions on an ongoing basis. We may also require that your financial professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.prudentialannuities.com).
Limitations that we may impose on your financial professional or investment advisor under the terms of the administrative agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.
HOW DO THE FIXED ALLOCATIONS WORK?
We credit a fixed interest rate to the Fixed Allocation so long as you remain invested for a set period of time called a “Guarantee Period.” (Note that the discussion in this section of Guarantee Periods is not applicable to the Benefit Fixed Rate Account and the DCA Fixed Rate Options). Fixed Allocations currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed Allocations of different durations available in the future, including Fixed Allocations offered exclusively for use with certain optional investment programs. Fixed Allocations may not be available in all states and may not always be available for all Guarantee Periods depending on market factors and other considerations.
The interest rate credited to a Fixed Allocation is the rate in effect when the Guarantee Period begins and does not change so long as you remain invested for the Guarantee Period. The rates are an effective annual rate of interest. We determine the interest rates, in our sole discretion, for the various Guarantee Periods. At the time that we confirm your Fixed Allocation, we will advise you of the interest rate in effect and the date your Fixed Allocation matures. We may change the rates we credit new Fixed Allocations at any time. Any change in interest rate does not affect Fixed Allocations that were in effect before the date of the change. To inquire as to the current rates for Fixed Allocations, please call 1-888-PRU-2888 or at www.prudentialannuities.com.
A Guarantee Period for a Fixed Allocation begins:

▪	when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;

▪	upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or

▪	when you “renew” a Fixed Allocation by electing a new Guarantee Period.
To the extent permitted by law, we may establish different interest rates for Fixed Allocations offered to a class of Owners who choose to participate in various optional investment programs we make available. This may include, but is not limited to, Owners who elect to use Fixed Allocations under a dollar cost averaging program (see “Do You Offer Dollar Cost Averaging?”) or the Balanced Investment Program.

Prudential Annuities may offer Fixed Allocations with Guarantee Periods of 3 months or 6 months exclusively for use as a short-term Fixed Allocation (“Short-term Fixed Allocations”). Short-term Fixed Allocations may only be established with your initial Purchase Payment or additional purchase payments. You may not transfer existing Account Value to a Short-term Fixed Allocation. We reserve the right to terminate offering these special purpose Fixed Allocations at any time.
On the Maturity Date of the Short-term Fixed Allocation, the Account Value will be transferred to the Sub-account(s) you choose at the inception of the program. If no instructions are provided, such Account Value will be transferred to the AST Government Money Market Sub-account. Short-term Fixed Allocations may not be renewed on the Maturity Date. If you surrender the Annuity or transfer any Account Value from the Short-term Fixed Allocation to any other investment option before the end of the Guarantee Period, a Market Value Adjustment will apply.
HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific formula for determining the fixed interest rates for Fixed Allocations. Generally the interest rates we offer for Fixed Allocations will reflect the investment returns available on the types of investments we make to support our fixed rate guarantees. These investment types may include cash, debt securities guaranteed by the United States government and its agencies and instrumentalities, money market instruments, corporate debt obligations of different durations, private placements, asset-backed obligations and municipal bonds. In determining rates we also consider factors such as the length of the Guarantee Period for the Fixed Allocation, regulatory and tax requirements, liquidity of the markets for the type of investments we make, commissions, administrative and investment expenses, our insurance risks in relation to the Fixed Allocations, general economic trends and competition. Some of these considerations are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts. For some of the same reasons that we deduct the Insurance Charge against the Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.
We will credit interest on a new Fixed Allocation in an existing Annuity at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.
The interest rate we credit for a Fixed Allocation may be subject to a minimum rate which may vary by state. Please refer to the Statement of Additional Information. In certain states, the interest rate may be subject to a minimum under state law or regulation.
HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw Account Value from a MVA Fixed Allocation more than 30 days before the end of its Guarantee Period, we will adjust the value of your investment based on a formula, called a “Market Value Adjustment” or “MVA”. Under certain optional benefits (such as GRO and GRO Plus) a formula transfers amounts between the MVA Fixed Allocations and the Permitted Sub-accounts. The amount of any Market Value Adjustment can be either positive or negative, depending on the movement of a combination of Strip Yields on Strips and an Option-adjusted Spread (each as defined below) between the time that you purchase the Fixed Allocation and the time you make a transfer or withdrawal. The Market Value Adjustment formula compares the combination of Strip Yields for Strips and the Option-adjusted Spreads as of the date the Guarantee Period began with the combination of Strip Yields for Strips and the Option-adjusted Spreads as of the date the MVA is being calculated. Any Market Value Adjustment that applies will be subject to our rules for complying with applicable state law.

▪	“Strips” are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.

▪	“Strip Yields” are the yields payable on coupon Strips of United States Treasury securities.

▪
“Option-adjusted Spread” is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the ICE BofAML 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

Source ICE Data Indices, LLC, used with permission. ICE Data Indices, LLC IS LICENSING THE ICE DATA INDICES AND RELATED DATA "AS IS," MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE DATA INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND PRUDENTIAL, OR ANY OF ITS PRODUCTS OR SERVICES.
MVA Formula
The MVA formula is applied separately to each MVA Fixed Allocation to determine the Account Value of the MVA Fixed Allocation on a particular date. The formula is as follows:
[(1+I)/(1+J+0.0010)]^(N/365)
where:
I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
N is the number of days remaining in the original Guarantee Period.
The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 0.10%. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.
If you surrender your Annuity under the right to cancel provision, the MVA formula is:
[(1 + I)/(1 + J)]^(N/365)
MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value. Assume the following:

▪
You allocate $50,000 into a MVA Fixed Allocation (we refer to this as the “Allocation Date” in these examples) with a Guarantee Period of 5 years (we refer to this as the “Maturity Date” in these examples).

▪	The Strip Yields for coupon Strips beginning on Allocation Date and maturing on Maturity Date plus the Option-adjusted Spread is 5.50% (I = 5.50%).

▪	You make no withdrawals or transfers until you decide to withdraw the entire MVA Fixed Allocation after exactly three (3) years, at which point 730 days remain before the Maturity Date (N = 730).
Example of Positive MVA
Assume that at the time you request the withdrawal, the Strip Yields for Strips maturing on the Maturity Date plus the Option-adjusted Spread is 4.00% (J = 4.00%). Based on these assumptions, the MVA would be calculated as follows:
MVA Factor = [(1+I)/(1+J+0.0010)]^(N/365) = [1.055/1.041]2 = 1.027078
Interim Value = $57,881.25
Account Value after MVA = Interim Value X MVA Factor = $59,448.56
Example of Negative MVA
Assume that at the time you request the withdrawal, the Strip Yields for Strips maturing on the Maturity Date plus the Option-adjusted Spread is 7.00% (J = 7.00%). Based on these assumptions, the MVA would be calculated as follows:
MVA Factor = [(1+I)/(1+J+0.0010)]^(N/365) = [1.055/1.071]2 = 0.970345
Interim Value = $57,881.25
Account Value after MVA = Interim Value X MVA Factor = $56,164.78.
WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The “Maturity Date” for a MVA Fixed Allocation is the last day of the Guarantee Period (note that the discussion in this section of Guarantee Periods is not applicable to the Fixed Allocations used with a dollar cost averaging program, the Benefit Fixed Rate Account, and the DCA Fixed Rate options). Before the Maturity Date, you may choose to renew the MVA Fixed Allocation for a new Guarantee Period of the same or different length or you may transfer all or part of that MVA Fixed Allocation’s Account Value to another MVA Fixed Allocation or to one or more Sub-accounts. We will not charge a MVA if you choose to renew a MVA Fixed Allocation on its Maturity Date or transfer the Account Value to one or more Sub-accounts. We will notify you before the end of the Guarantee Period about the fixed interest rates that we are currently crediting to all MVA Fixed Allocations that are being offered. The rates being credited to Fixed Allocations may change before the Maturity Date.
If you do not specify how you want a Fixed Allocation to be allocated on its maturity date, we will then transfer the Account Value in the Fixed Allocation to the AST Government Money Market Sub-account. You can then elect to allocate the Account Value to any of the Sub-accounts or to a new Fixed Allocation.

ACCESS TO ACCOUNT VALUE
WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation period you can access your Account Value through partial withdrawals, Systematic Withdrawals, and where required for tax purposes, Required Minimum Distributions (“RMD”). You can also surrender your Annuity at any time. Depending on your instructions, we may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC, if applicable. If you surrender your Annuity, in addition to any CDSC, we may deduct the Annual Maintenance Fee, any Tax Charge that applies and the charge for any optional benefits. We may also apply a Market Value Adjustment to MVA Fixed Allocations being withdrawn or surrendered. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called “Free Withdrawals.” Unless you notify us differently, as permitted, withdrawals are taken pro-rata based on the Account Value in the investment options at the time we receive your withdrawal request. Each of these types of distributions is described more fully below.
If you participate in certain Lifetime Guaranteed Minimum Withdrawal Benefits, and you take a withdrawal deemed to be Excess Income that brings your Account Value to zero, both the benefit and the Annuity itself may terminate. See “Living Benefits” later in this prospectus for more information.
ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NONQUALIFIED ANNUITIES?
During the Accumulation Period
For federal income tax purposes, a distribution during the accumulation period is deemed to come first from any “gain” in your Annuity and second as a return of your “tax basis”, if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to the taxpayer’s age 59 ½, you may be subject to a 10% tax in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.
During the Annuitization Period
During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have “exclusionary rules” that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in your Annuity. Once the tax basis in your Annuity has been distributed, the remaining annuity payments are taxable as ordinary income. The tax basis in your Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.
There may also be tax implications on distributions from qualified Annuities. See “Tax Considerations” for information about qualified Annuities and for additional information about nonqualified Annuities.
CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

▪
To meet liquidity needs, you can withdraw a limited amount from your Annuity during each Annuity Year without application of any CDSC. We call this the “Free Withdrawal” amount. The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity. After any partial withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the partial withdrawal request as a request to fully surrender your Annuity. The minimum Free Withdrawal you may request is $100.

▪	You can also make withdrawals in excess of the Free Withdrawal amount. The minimum partial withdrawal you may request is $100.
To determine if a CDSC applies to partial withdrawals, we:

1.	First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC.

2.
Next determine what, if any, remaining amounts are withdrawals of Purchase Payments. Amounts in excess of the Free Withdrawal amount will be treated as withdrawals of Purchase Payments, as described in “Fees, Charges and Deductions – Contingent Deferred Sales Charge (“CDSC”)” earlier in this prospectus. These amounts may be subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis. (This step does not apply if all Purchase Payments have been previously withdrawn.)

3.	Withdraw any remaining amounts from any other Account Value. These amounts are not subject to the CDSC.
You may request a withdrawal for an exact dollar amount after deduction of any CDSC that applies (called a “net withdrawal”) or request a gross withdrawal from which we will deduct any CDSC that applies, resulting in less money being payable to you than the amount you requested. If you request a net withdrawal, the amount deducted from your Account Value to pay the CDSC may also be subject to a CDSC.
Partial withdrawals may also be available following annuitization but only if you choose certain annuity payment options. (Note, however, that we do not permit commutation once annuity payments have commenced).
To request the forms necessary to make a withdrawal from your Annuity, call 1-888-PRU-2888 or visit our Internet Website at www.prudentialannuities.com.

HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during each Annuity Year is equal to 10% of all purchase payments that are subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.
CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. Our systematic withdrawal program is an administrative program designed for you to withdraw a specified amount from your Annuity on an automated basis at the frequency you select (“systematic withdrawals”). This program is available to you at no additional charge. We may cease offering this program or change the administrative rules related to the program at any time on a non-discriminatory basis.
You may not have a systematic withdrawal program, as described in this section, if you are receiving substantially equal periodic payments under Sections 72(t) or 72(q) of the Code or Required Minimum Distributions.
You may terminate your systematic withdrawal program at any time. Ownership changes to, and assignment of, your Annuity will terminate any systematic withdrawal program on the Annuity as of the effective date of the change or assignment. Requesting partial withdrawals while you have a systematic withdrawal program may also terminate your systematic withdrawal program as described below.
Systematic withdrawals can be made from your Account Value allocated to the Sub-accounts or certain MVA Options. Please note that systematic withdrawals may be subject to any applicable CDSC and/or an MVA. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.
The minimum amount for each systematic withdrawal is $100. If any scheduled systematic withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled systematic withdrawal.
If you do not have an optional benefit, we will withdraw systematic withdrawals from the Investment Options you have designated (your “designated Investment Options”). If you do not designate Investment Options for systematic withdrawals, we will withdraw systematic withdrawals pro rata based on the Account Value in the Investment Options at the time we pay out your withdrawal. “Pro rata” means that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value. For any scheduled systematic withdrawal for which you have elected a specific dollar amount and have specified percentages to be withdrawn from your designated Investment Options, if the amounts in your designated Investment Options cannot satisfy such instructions, we will withdraw systematic withdrawals pro rata (as described above) based on the Account Value across all of your Investment Options.
If you have a Guaranteed Lifetime Minimum Withdrawal Benefit or the Guaranteed Minimum Withdrawal Benefit (GMWB) and elect, or have elected, to receive withdrawals under the benefit using our systematic withdrawal program, please be advised of the current administrative rules associated with this program:

▪	Excluding Lifetime Five and GMWB, systematic withdrawals must be taken from your Account Value on a pro rata basis from the Investment Options at the time we process each withdrawal.

▪
If you either have an existing or establish a new systematic withdrawal program for a) your Annual Income Amount, Annual Withdrawal Amount (only applicable to Lifetime Five), Protected Annual Withdrawal Amount (only applicable to GMWB) or LIA Amount (only applicable to a Lifetime Income Accelerator Benefit) or b) for a designated amount that is less than your Annual Income Amount, Protected Annual Withdrawal Amount, or LIA Amount, and we receive a request for a partial withdrawal from your Annuity in Good Order, we will process your partial withdrawal request and may cancel your systematic withdrawal program.

Gross Withdrawal or Net Withdrawal. Generally, you can request either a gross withdrawal or a net withdrawal. If, however, you are taking your withdrawal under your living benefit as described above through our Systematic Withdrawal program, you will only be permitted to take that withdrawal on a gross basis. In a gross withdrawal, you request a specific withdrawal amount with the understanding that the amount you actually receive is reduced by an applicable CDSC or tax withholding. In a net withdrawal, you request a withdrawal for an exact dollar amount with the understanding that any applicable deduction for CDSC or tax withholding is taken from your Account Value. This means that an amount greater than the amount of your requested withdrawal will be deducted from your Unadjusted Account Value. To make sure that you receive the full amount requested, we calculate the entire amount, including the amount generated due to the CDSC or tax withholding, that will need to be withdrawn. We then apply the CDSC or tax withholding to that entire amount. As a result, you will pay a greater CDSC or have more tax withheld if you elect a net withdrawal.

▪
If you either have or establish a new systematic withdrawal program for an amount greater than your Annual Income Amount, Annual Withdrawal Amount, Protected Annual Withdrawal Amount or LIA Amount, it is important to note that these systematic withdrawals may result in Excess Income which will negatively impact your guaranteed withdrawal amounts available in future Annuity Years. Taking partial withdrawals in addition to your systematic withdrawal program will further increase the impact on your future guaranteed withdrawal amounts.

▪	For a discussion of how a withdrawal of Excess Income would impact your optional living benefits, see “Living Benefits” later in this prospectus.
DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t) AND 72(q) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% additional tax on distributions made prior to age 59 ½ if you elect to receive distributions as a series of “substantially equal periodic payments”. For Annuities issued as Nonqualified Annuities, the Code may provide a similar exception to the 10% additional tax under Section 72(q) of the Code. Distributions received under these provisions in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to any applicable CDSC. We may apply a Market Value Adjustment to any MVA Fixed Allocations. To request a program that complies with Section 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program for withdrawals under Section 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.
You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 ½ that are not subject to the 10% additional tax.
WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See “Tax Considerations” for a further discussion of Required Minimum Distributions.)
Required Minimum Distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Required Minimum Distribution rules do not apply to Roth IRAs during the Owner’s lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the Required Minimum Distribution rules under the Code. We do not assess a CDSC on Required Minimum Distributions from your Annuity if you are required by law to take such Required Minimum Distributions from your Annuity at the time it is taken, provided the amount withdrawn is the amount we calculate as the RMD and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the Required Minimum Distribution provisions in relation to other savings or investment plans under other qualified retirement plans not maintained with Prudential Annuities. However, no MVA will be assessed on a withdrawal taken to meet RMD requirements applicable to your Annuity.
The amount of the Required Minimum Distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your Required Minimum Distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have Required Minimum Distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to Systematic Withdrawals applies to monthly Required Minimum Distributions but does not apply to Required Minimum Distributions taken out on a quarterly, semi-annual or annual basis.
You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the Required Minimum Distribution provisions under the Code.
CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.
For purposes of calculating any applicable CDSC on surrender, the purchase payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative Sub-account performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the purchase payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount. We may apply a Market Value Adjustment to any MVA Fixed Allocations.
Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.
To request the forms necessary to surrender your Annuity, call 1-888-PRU-2888 or visit our Internet Website at www.prudentialannuities.com.
We apply as a threshold, in certain circumstances, a minimum Surrender Value of $1,000. If you purchase an Annuity without a lifetime guaranteed minimum withdrawal benefit, we will not allow you to take any withdrawals that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. Likewise, if you purchase an Annuity with certain lifetime guaranteed minimum withdrawal benefits, we will not allow you to take a Non-Lifetime Withdrawal (see “Living Benefits”) that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value.
WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where permitted by law, you may request to surrender all or part of your Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related “Contingency Event” as described below (a “Medically-Related Surrender”). The requirements of such a surrender and waiver may vary by state. We may apply a Market Value Adjustment to any MVA Fixed Allocations. If you request a full surrender, the amount payable will be your Account Value minus, with respect to XT6, (a) the amount of any XTra Credits applied within 12 months prior to your request to surrender your Annuity (or as otherwise stipulated by applicable State law); and (b) the amount of any XTra Credits added in conjunction with any purchase payments received after our receipt of your request for a Medically-Related Surrender (e.g. purchase payments received at such time pursuant to a salary reduction program). With respect to partial surrenders, we similarly reserve the right to take back XTra Credits as described above (if allowed by State law).

This waiver of any applicable CDSC is subject to our rules in place at the time of your request, which currently include but are not limited to the following:

▪	The Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the “Contingency Event” described below in order to qualify for a Medically-Related Surrender;

▪	the Annuitant must be alive as of the date we pay the proceeds of such surrender request;

▪	if the Owner is one or more natural persons, all such Owners must also be alive at such time;

▪	we must receive satisfactory proof of the Annuitant’s confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us;

▪	no additional purchase payments can be made to the Annuity; and

▪	proceeds will only be sent by check or electronic fund transfer directly to the Owner.
A “Contingency Event” occurs if the Annuitant is:

▪	first confined in a “Medical Care Facility” while your Annuity is in force and remains confined for at least 90 days in a row; or

▪	first diagnosed as having a “Fatal Illness” while your Annuity is in force.
The definitions of “Medical Care Facility” and “Fatal Illness,” as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions. This waiver is not available in Massachusetts and New York.
WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make available annuity options that provide fixed annuity payments. Your Annuity provides certain fixed annuity payment options. We do not guarantee to continue to make available any other option other than the fixed annuity payment options set forth in your Annuity. Fixed options provide the same amount with each payment. Please refer to the “Living Benefits” section below for a description of annuity options that are available when you elect one of the living benefits. For additional information on annuity payment options you may request a Statement of Additional Information. You must annuitize your entire Account Value; partial annuitizations are not allowed.
You have a right to choose your annuity start date, provided that it is no later than the first day of the calendar month next following the 95th birthday of the oldest of any Owner and Annuitant whichever occurs first (“Latest Annuity Date”) and no earlier than the earliest permissible Annuity Date. If you do not request an earlier Annuity Date in writing, then your Annuity Date will be the Latest Annuity Date. You may choose one of the Annuity Options described below, and the frequency of annuity payments. Certain annuity options and/or periods certain may not be available, depending on the age of the Annuitant. You may change your choices before the Annuity Date.
Certain of these annuity options may be available as “settlement options” to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.
Please note, with respect to XT6, you may not annuitize within the first three Annuity Years and with respect to ASAP III and APEX II, you may not annuitize within the first Annuity Year. With respect to the ASL II Annuity, you may annuitize immediately, if you wish.
For Beneficiary Annuities, no annuity payments are available and all references to an Annuity Date are not applicable.
Option 1
Payments for Life: Under this option, income is payable periodically until the death of the “Key Life”. The “Key Life” (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the Key Life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the Key Life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. Under this option, you cannot make a partial or full surrender of the annuity.
Option 2
Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor’s death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the Key Lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. Under this option, you cannot make a partial or full surrender of the annuity.
Option 3
Payments for Life with a Certain Period: Under this option, income is payable until the death of the Key Life. However, if the Key Life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. Under this option, you cannot make a partial or full surrender of the annuity. If this Annuity is issued as a Qualified Annuity contract and annuity payments begin after age 92, then this Option will be modified to permit a period certain that will end no later than the life expectancy of the annuitant defined under the IRS Required Minimum Distribution tables.

Option 4
Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary until the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the insurance charge assessed to cover the risk that Key Lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.
We may make different annuity and settlement options available in the future. We do not guarantee to continue to make available any other option other than the fixed annuity payment options set forth in your contract.
HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.
You have a right to choose your Annuity Date, provided it is no later than the maximum Annuity Date that may be required by law or under the terms of your Annuity.
For Annuities issued prior to November 20, 2006:

▪
if you do not provide us with your Annuity Date, a default date for the Annuity Date will be the first day of the calendar month following the later of the Annuitant’s 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and

▪	unless you instruct us otherwise, the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.
If you choose to defer the Annuity Date beyond the default date, the IRS may not consider your contract to be an annuity under the tax law. If that should occur, all gain in your Annuity at that time will become immediately taxable to you. Further, each subsequent year’s increase in Account Value would be taxable in that year. By choosing to continue to defer after the default date, you will assume the risk that your Annuity will not be considered an annuity for federal income tax purposes.
For Annuities issued on or after November 20, 2006:

▪
Unless we agree otherwise, the Annuity Date you choose must be no later than the first day of the calendar month coinciding with or next following the later of the oldest Owner’s or Annuitant’s 95th birthday, whichever occurs first, and the fifth anniversary of the Issue Date.

▪
If you do not provide us with your Annuity Date, the maximum date as described above will be the default date; and, unless you instruct us otherwise, we will pay you the annuity payments and the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

Please note that annuitization essentially involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).
HOW ARE ANNUITY PAYMENTS CALCULATED?
Fixed Annuity Payments
If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the Key Life. Otherwise, the rates will differ according to the gender of the Key Life.

LIVING BENEFITS
DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?
Prudential Annuities offers different optional benefits, for an additional charge, that can provide retirement income protection for Owners while they are alive. Optional benefits are not available if your Annuity is held as a Beneficiary Annuity. Notwithstanding the additional protection provided under an optional Living Benefit, the additional cost has the impact of reducing net performance of the investment options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. We reserve the right to cease offering any of the living benefits. Depending on which optional benefit you choose, you can have flexibility to invest in the Sub-accounts while:

▪	protecting a principal amount from decreases in value as of specified future dates due to investment performance;

▪	taking withdrawals with a guarantee that you will be able to withdraw not less than a guaranteed benefit base over time;

▪	guaranteeing a minimum amount of growth will be applied to your principal, if it is to be used as the basis for certain types of lifetime income payments or lifetime withdrawals; or

▪	providing spousal continuation of certain benefits.
The “living benefits” are as follows:
Guaranteed Return Option Plus II (GRO Plus II)
Highest Daily Guaranteed Return Option II (HD GRO II)
Guaranteed Return Option (GRO)1
Guaranteed Return Option Plus (GRO Plus)1
Guaranteed Return Option Plus 2008 (GRO Plus 2008)1
Highest Daily Guaranteed Return Option (Highest Daily GRO)1
Guaranteed Minimum Withdrawal Benefit (GMWB)1
Guaranteed Minimum Income Benefit (GMIB)1
Lifetime Five Income Benefit and Spousal Lifetime Five Income Benefit1
Highest Daily Lifetime Five Income Benefit1
Highest Daily Lifetime Seven Income Benefit1
Spousal Highest Daily Lifetime Seven Income Benefit1
Highest Daily Lifetime Seven with Beneficiary Income Option Income Benefit1
Highest Daily Lifetime Seven with Lifetime Income Accelerator Income Benefit1
Spousal Highest Daily Lifetime Seven with Beneficiary Income Option Income Benefit1
Highest Daily Lifetime 7 Plus Income Benefit1
Spousal Highest Daily Lifetime 7 Plus Income Benefit1
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit1
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit1
Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit1
Highest Daily Lifetime 6 Plus Income Benefit1
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator1
Spousal Highest Daily Lifetime 6 Plus Income Benefit1

(1)	No longer available for new elections.
Here is a general description of each kind of living benefit that exists under this Annuity:

▪
Guaranteed Minimum Accumulation Benefits. The common characteristic of these benefits is that a specified amount of your annuity value is guaranteed at some point in the future. For example, under our Highest Daily GRO II benefit, we make an initial guarantee that your annuity value on the day you start the benefit will not be any less ten years later. If your annuity value is less on that date, we use our own funds to give you the difference. Because the guarantee inherent in the guaranteed minimum accumulation benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. Please note that these guaranteed minimum accumulation benefits require your participation in certain predetermined mathematical formulas that may transfer your Account Value between certain permitted Sub-accounts and a bond portfolio Sub-account (or MVA Fixed Allocations, for certain of the benefits). The portfolio restrictions and the use of each formula may reduce the likelihood that we will be required to make payments to you under the living benefits.

▪
Guaranteed Minimum Income Benefit or (“GMIB”). As discussed elsewhere in this Prospectus, you have the right under your Annuity to ask us to convert your accumulated annuity value into a series of annuity payments. Generally, the smaller the amount of your annuity value, the smaller the amount of your annuity payments. GMIB addresses this risk, by guaranteeing a certain amount of appreciation in the amount used to produce annuity payments. Thus, even if your annuity value goes down in value, GMIB guarantees that the amount we use to determine the amount of the annuity payments will go up in value by the prescribed amount. You should select GMIB only if you are prepared to delay your annuity payments for the required waiting period and if you anticipate needing annuity payments. This benefit is no longer available for new elections.

▪
Guaranteed Minimum Withdrawal Benefit or (“GMWB”). This benefit is designed for someone who wants to access an annuity’s value through withdrawals over time, rather than by annuitizing. This benefit guarantees that a specified amount will be available for withdrawal over time, even if the value of the annuity itself has declined. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. This benefit is no longer available for new elections.

▪
Lifetime Guaranteed Minimum Withdrawal Benefits. These benefits also are designed for someone who wants to access an annuity’s value through withdrawals over time, rather than by annuitizing. These benefits differ from GMWB, however, in that the withdrawal amounts are guaranteed for life (or until the second to die of spouses). The way that we establish the guaranteed amount that, in turn, determines the amount of the annual lifetime payments varies among these benefits. Under our Highest Daily Lifetime 6 Plus benefit, for example, the guaranteed amount generally is equal to your highest daily Account Value, appreciated at six percent annually. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. Certain of these benefits are no longer available for new elections. Under any of the Guaranteed Lifetime Withdrawal Benefits (e.g., Highest Daily Lifetime 6 Plus), withdrawals in excess of the Annual Income Amount, called “Excess Income,” will result in a permanent reduction in future guaranteed withdrawal amounts. If you purchased your contract in New York and wish to withdraw Excess Income but are uncertain how it will impact your future guaranteed withdrawal amounts, you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of taking the withdrawal.

Finally, please note that certain of these benefits require your participation in a predetermined mathematical formula that may transfer your Account Value between certain permitted Sub-accounts and a bond portfolio Sub-account (or the general account, for one of the benefits). Although not guaranteed, the optional living benefit investment requirements and the applicable formula are designed to reduce the difference between your Account Value and our liability under the benefit. Minimizing such difference generally benefits us by decreasing the risk that we will use our own assets to make benefit payments to you. Though the investment requirements and formulas are designed to reduce risk, they do not guarantee any appreciation of your Account Value. In fact, they could mean that you miss appreciation opportunities in other investment options. We are not providing you with investment advice through the use of any of the formulas. In addition, the formulas do not constitute an investment strategy that we are recommending to you.
In general, with respect to our lifetime guaranteed withdrawal benefits (e.g., Highest Daily Lifetime 6 Plus), please be aware that although a given withdrawal may qualify as a free withdrawal for purposes of not incurring a CDSC, the amount of the withdrawal could exceed the Annual Income Amount under the benefit and thus be deemed “Excess Income” – thereby reducing your Annual Income Amount for future years.
Please refer to the benefit descriptions that follow for a complete description of the terms, conditions and limitations of each optional benefit. Investment restrictions apply if you elect certain optional living benefits. See the chart in the “Investment Options” section of the Prospectus for a list of investment options available and permitted with each benefit. We reserve the right to terminate this benefit if you allocate funds into non-permitted Investment Options. You should consult with your financial professional to determine if any of these optional benefits may be appropriate for you based on your financial needs. There are many factors to consider, but we note that among them you may want to evaluate the tax implications of these different approaches to meeting your needs, both between these benefits and in comparison to other potential solutions to your needs (e.g., comparing the tax implications of the withdrawal benefit and annuity payments and comparing annuity benefits with benefits of other products).
Termination of Existing Benefits and Election of New Benefits
If you currently own an Annuity with an optional living benefit that is terminable, you may terminate the benefit rider and elect one of the currently available benefits, subject to availability of the benefit at that time and our then current rules. There is currently no waiting period to make a new benefit election (you may elect a new benefit beginning on the next Valuation Day) provided that the benefit being elected is available for election post-issue. We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your financial professional regarding the availability of re-electing or electing a benefit and any waiting period. The benefit you re-elect or elect may be more expensive than the benefit you are terminating. Note that once you terminate an existing benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.
Certain living benefits involve your participation in a pre-determined mathematical formula that may transfer your Account Value between the Sub-accounts you have chosen and certain bond portfolio Sub-accounts of AST and/or our general account. The formulas may differ among the living benefits that employ a formula. Such different formulas may result in different transfers of Account Value over time.
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.

GUARANTEED RETURN OPTION PLUS II (GRO Plus II)
You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel GRO Plus II and then re-elect the benefit beginning on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity. GRO Plus II is not available if you participate in any other optional living benefit. However, GRO Plus II may be elected together with any optional death benefit, other than the Highest Daily Value Death Benefit and the Plus40 Optional Life Insurance Rider. As detailed below under “Key Feature – Allocation of Account Value”, your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.
Under GRO Plus II, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent purchase payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election and each anniversary thereafter. We refer to this initial guarantee as the “base guarantee.” In addition to the base guarantee, GRO Plus II offers the possibility of an enhanced guarantee. You may “manually” lock in an enhanced guarantee once per “benefit year” (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account Value on that Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee. If you elect to manually lock-in an enhanced guarantee on an anniversary of the effective date of the benefit, that lock-in will not count toward the one elective manual lock-in you may make each benefit year. We guarantee that the Account Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter. In addition, you may elect an automatic enhanced guarantee feature under which, if your Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter. You may maintain only one enhanced guarantee in addition to your base guarantee. Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee. However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from “manually” locking-in an enhanced guarantee during the ensuing benefit year. Conversely, the fact that you “manually” locked in an enhanced guarantee does not preclude the possibility of an automatic enhanced guarantee on the subsequent benefit anniversary. Please note that upon creation of a new enhanced guarantee, an immediate transfer to an AST bond portfolio Sub-account (which is used as part of this benefit) may occur depending on the discount rate (as described below) used to determine the present value of each of your guarantees. You may elect to terminate an enhanced guarantee without also terminating the base guarantee. If you do, any amounts held in the AST bond portfolio Sub-account with respect to that enhanced guarantee will be transferred to your other Sub-accounts in accordance with your most recent allocation instructions (see below “Key Feature – Allocation of Account Value”). Amounts held in an AST bond portfolio Sub-account with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee. You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see “How and When Do I Choose The Annuity Payment Option?” for further information on your maximum Annuity Date). The inability to lock in an enhanced guarantee referenced in the immediately preceding sentence also applies to a new Owner who has acquired the Annuity from the original Owner.
In general, we refer to a date on which the Account Value is guaranteed to be present as the “maturity date”. If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocation instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocation program, in such case your Account Value will be transferred according to the program. The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.
We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (including any associated purchase Credits) made subsequent to the date that the guarantee was established. For example, if the effective date of the benefit was January 1, 2010 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2011 would increase the base guarantee amount to $130,000.
If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount (including any CDSC) to your Account Value immediately prior to the withdrawal.
If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).
Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

EXAMPLE
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2010

▪	The benefit is elected on December 1, 2010

▪	The Account Value on December 1, 2010 is $200,000, which results in a base guarantee of $200,000

▪	An enhanced guarantee amount of $300,000 is locked in on December 1, 2011

▪	The Account Value immediately prior to the withdrawal is equal to $300,000

▪
For purposes of simplifying these assumptions, we assume hypothetically that no CDSC is applicable (in general, a CDSC could be inapplicable based on the Free Withdrawal provision, if the withdrawal was within the CDSC period)

If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation (figures are rounded):

Withdrawal Amount	$50,000
Divided by Account Value before withdrawal	$300,000
Equals ratio	16.67%
All guarantees will be reduced by the above ratio (16.67%)
Base guarantee amount	$166,667
Enhanced guarantee amount	$250,000
Key Feature – Allocation of Account Value
We limit the Sub-accounts to which you may allocate Account Value if you elect GRO Plus II. For purposes of this benefit, we refer to those permitted investment options (other than the required bond portfolio Sub-accounts discussed below) as the “Permitted Sub-accounts.”
GRO Plus II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your Rider schedule supplement, the formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect or re-elect GRO Plus II and for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under GRO Plus II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the “AST bond portfolio Sub-accounts”. The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts in certain other scenarios. The formula is set forth in Appendix O of this prospectus, and applies to both (a) GRO Plus II and (b) elections of HD GRO II made prior to July 16, 2010. A summary description of each AST bond portfolio Sub-account appears within the section entitled “What Are The Investment Objectives and Policies Of The Portfolios?”. You can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.
For purposes of operating the GRO Plus II formula, we have included within this Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefits). If you have elected GRO Plus II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to or make transfers to or from such a Sub-account. Please see the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability”, as described below. As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made. Please note that upon creation of a new enhanced guarantee, an immediate transfer to the AST Bond Portfolio Sub-account associated with the “current liability” may occur, depending on the discount rate (as described in the next paragraph) used to determine the present value of each of your guarantees. As such, a low discount rate could cause a transfer of Account Value into an AST bond portfolio Sub-account, despite the fact that your Account Value had increased.
In general, the formula works as follows. On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value within the AST bond portfolio Sub-account into the Permitted Sub-accounts in the amount dictated by the formula.
The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account (“90% cap”). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have elected, your Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).
For example,

▪
March 19, 2010 – a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2010 – you make an additional purchase payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

▪
On March 20, 2010 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula) –the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).

▪
Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your guarantee amount(s);

▪	The amount of time until the maturity of your guarantee(s);

▪	The amount invested in, and the performance of, the Permitted Sub-accounts;

▪	The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;

▪	The discount rate used to determine the present value of your guarantee(s);

▪	Additional purchase payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with these benefits, and you may not allocate purchase payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.
Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.
Election/Cancellation of the Benefit
GRO Plus II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. You may elect GRO Plus II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect GRO Plus II. However you will lose all guarantees that you had accumulated under those benefits. The base guarantee under GRO Plus II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.
GRO Plus II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, GRO Plus II will no longer provide any guarantees. The charge for the GRO Plus II benefit will no longer be deducted from your Account Value upon termination of the benefit.
If you wish, you may cancel the GRO Plus II benefit. You may also cancel an enhanced guarantee, but leave the base guarantee intact. Upon cancellation, you may elect any other currently available living benefit beginning on the next Valuation Day after you have cancelled the GRO Plus II benefit, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. Upon cancellation of the GRO Plus II benefit, any Account Value allocated to the AST bond portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata (i.e., in direct proportion to your current allocations). Upon your re-election of GRO Plus II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the Permitted Sub-accounts according to the predetermined mathematical formula (see “Key Feature – Allocation of Account Value” above for more details). It is possible that over time the formula could transfer some, none, or most of the Account Value to the AST bond portfolio Sub-accounts under GRO Plus II. You also should be aware that upon cancellation of the GRO Plus II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under any newly-elected benefit will be based on your current Account Value at benefit effectiveness. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the GRO Plus II benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the GRO Plus II benefit provided that the benefit you are looking to elect is available on a post-issue basis.
There is no guarantee that any benefit will be available for election at a later date.
Special Considerations under GRO Plus II
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Options section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

▪	Transfers to and from your elected Sub-accounts and an AST bond portfolio Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.

▪	Any amounts applied to your Account Value by us on a maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

▪
We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

▪
If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your

Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
Charges under the Benefit
We deduct an annualized charge equal to 0.60% of the daily net assets of the Sub-accounts (including any AST bond portfolio Sub-account) for participation in the GRO Plus II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
HIGHEST DAILY® GUARANTEED RETURN OPTION II (HD GRO II)
You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel HD GRO II and then re-elect the benefit beginning on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and that you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity. HD GRO II is not available if you participate in any other living benefit. However, HD GRO II may be elected together with any optional death benefit, other than the Highest Daily Value Death Benefit or the Plus40 Optional Life Insurance Rider. As detailed below under “Key Feature – Allocation of Account Value”, your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.
HD GRO II creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the “maturity date” for that guarantee. HD GRO II will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.
The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.
The initial guarantee is created on the day that the HD GRO II benefit is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a “benefit anniversary”) will not be less than your Account Value on the day that the HD GRO II benefit was added or re-added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which HD GRO II was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2010, we would create a guarantee on January 1, 2014 based on the highest Account Value achieved between January 1, 2010 and January 1, 2014, and that guarantee would mature on January 1, 2024. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.
If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocation program, in such case your Account Value will be transferred according to the program.
We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (including any associated purchase Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2010, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2020, and a second guaranteed amount that was set at $120,000 maturing January 1, 2021, then a $30,000 Purchase Payment made on March 30, 2011 would increase the guaranteed amounts to $130,000 and $150,000, respectively.
If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount (including any CDSC) to your Account Value immediately prior to the withdrawal.
If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).
Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

EXAMPLE
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2010

▪	The benefit is elected on December 1, 2010

▪	The Account Value on December 1, 2010 is $200,000, which results in an initial guarantee of $200,000

▪	An additional guarantee amount of $300,000 is locked in on December 1, 2011

▪	The Account Value immediately prior to the withdrawal is equal to $300,000

▪
For purposes of simplifying these assumptions, we assume hypothetically that no CDSC is applicable (in general, a CDSC could be inapplicable based on the Free Withdrawal provision, if the withdrawal was within the CDSC period)

If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation (figures are rounded):

Withdrawal Amount	$50,000
Divided by Account Value before withdrawal	$300,000
Equals ratio	16.67%
All guarantees will be reduced by the above ratio (16.67%)
Initial guarantee amount	$166,667
Additional guarantee amount	$250,000
Key Feature – Allocation of Account Value
We limit the Sub-accounts to which you may allocate Account Value if you elect HD GRO II. For purposes of this benefit, we refer to those permitted investment options (other than the AST bond portfolio used with this benefit) as the “Permitted Sub-accounts”.
HD GRO II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under HD GRO II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the “AST bond portfolio Sub-accounts”. The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix Q of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled “Investment Options”. In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.
For purposes of operating the HD GRO II formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected HD GRO II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability”, as described below. As indicated, the formula and AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the applicable formula under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.
In general, the formula works as follows. Under the formula, Account Value transfers between the “Permitted Sub-accounts” and an AST bond portfolio Sub-account when dictated. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the “Projected Future Guarantee.” The “Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning HD GRO II) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed guarantee period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed guarantee period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the seven bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.
For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.
The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account (“90% cap”). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).
For example,

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March 17, 2011 – a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 18, 2011 – you make an additional Purchase Payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 17, 2011.

▪
On March 18, 2011 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).

▪
Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your guarantee amount(s);

▪	The amount of time until the maturity of your guarantee(s);

▪	The amount invested in, and the performance of, the Permitted Sub-accounts;

▪	The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;

▪	The discount rate used to determine the present value of your guarantee(s);

▪	Additional Purchase Payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.
The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.
Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.
Election/Cancellation of the Benefit
HD GRO II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and you otherwise meet our eligibility requirements. You may elect HD GRO II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect HD GRO II. However you will lose all guarantees that you had accumulated under the previous benefit. The initial guarantee under HD GRO II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.
HD GRO II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, HD GRO II will no longer provide any guarantees. The charge for the HD GRO II benefit will no longer be deducted from your Account Value upon termination of the benefit.
If you wish, you may cancel the HD GRO II benefit. You may then elect any other currently available living benefit beginning on the next Valuation Day after you have cancelled the HD GRO II benefit, provided that your Account Value is allocated in the manner permitted with the benefit and you otherwise meet our eligibility requirements. Upon cancellation of the HD GRO II benefit, any Account Value allocated to the AST bond portfolio Sub-accounts used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata (i.e., in direct proportion to your current allocations). Upon your re-election of HD GRO II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the other Sub-accounts according to the predetermined mathematical formula (see “Key Feature – Allocation of Account Value” section for more details). It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST bond portfolio Sub-accounts under the newly-elected benefit. You also should be aware that upon cancellation of the HD GRO II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under your newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective. The benefit you elect or re-elect may be more expensive than the benefit you cancel.
There is no guarantee that any benefit will be available for election at a later date.
Special Considerations under HD GRO II
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of the prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

▪	Transfers to and from your elected Sub-accounts and an AST bond portfolio Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.

▪	Any amounts applied to your Account Value by us on a maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

▪
We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

▪
If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We deduct an annualized charge equal to 0.60% of the daily net assets of the Sub-accounts (including any AST bond portfolio Sub-account) for participation in the HD GRO II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
GUARANTEED RETURN OPTION PLUS (GRO Plus)
GRO Plus is no longer available for election.
GRO Plus is an optional benefit that, after a seven-year period following commencement of the benefit (we refer to the end of that period and any applicable subsequent period as the “maturity date”) and on each anniversary of the maturity date thereafter while the benefit remains in effect, guarantees your Account Value will not be less than your Account Value on the effective date of your benefit (called the “Protected Principal Value”). The benefit also offers you the opportunity to elect a second, enhanced guaranteed amount at a later date if your Account Value has increased, while preserving the guaranteed amount established on the effective date of your benefit. The enhanced guaranteed amount (called the “Enhanced Protected Principal Value”) guarantees that, after a separate period following election of the enhanced guarantee and on each anniversary thereafter while this enhanced guarantee amount remains in effect, your Account Value will not be less than your Account Value on the effective date of your election of the enhanced guarantee. If the maturity date of any guarantee under GRO Plus is not a Valuation Day, and we are required to contribute an amount to your Account Value with respect to that maturing guarantee, we would contribute such an amount on the next Valuation Day.
The benefit monitors your Account Value daily and, if necessary, systematically transfers amounts between the Sub-accounts you choose and MVA Fixed Allocations used to support the Protected Principal Value(s). The benefit may be appropriate if you wish to protect a principal amount against poor Sub-account performance as of a specific date in the future. There is an additional charge if you elected the Guaranteed Return Option Plus benefit.
The guarantees provided by the benefit exist only on the applicable maturity date(s) and on each anniversary of the maturity date(s) thereafter.
Key Feature – Protected Principal Value/Enhanced Protected Principal Value
The Guaranteed Return Option Plus offers a base guarantee as well as the option of electing an enhanced guarantee at a later date.

▪
Base Guarantee: Under the base guarantee, Prudential Annuities guarantees that on the maturity date and on each anniversary of the maturity date thereafter that the benefit remains in effect, your Account Value will be no less than the Protected Principal Value. On the maturity date and on each anniversary after the maturity date that the benefit remains in effect, if your Account Value is below the Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value. A subsequent Purchase Payment increases the amount of the base guarantee by the amount of the Purchase Payment (plus any Credits), and withdrawals reduce the base guarantee (as discussed below). Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will first be applied to any MVA Fixed Allocations then required to support guarantees due on subsequent maturity dates. We will allocate the remainder to the Sub-accounts pro-rata, based on the Account Value in the Sub-accounts at that time.

▪
Enhanced Guarantee: On any anniversary following commencement of the benefit, you can establish an enhanced guarantee amount based on your current Account Value. Under the enhanced guarantee, Prudential Annuities guarantees that at the end of the specified period following the election of the enhanced guarantee (also referred to as its “maturity date”), and on each anniversary of the maturity date thereafter that the enhanced guaranteed amount remains in effect, your Account Value will be no less than the Enhanced Protected Principal Value. You can elect an enhanced guarantee more than once; however, a subsequent election supersedes the prior election of an enhanced guarantee. Election of an enhanced guarantee does not impact the base guarantee. In addition, you may elect an “auto step-up” feature that will automatically create an enhanced guarantee (or increase your enhanced guarantee, if previously elected) on each anniversary of the benefit (and create a new maturity period for the new enhanced guarantee) if the Account Value as of that anniversary exceeds the Protected Principal Value and Enhanced Protected Principal Value by 7% or more. You may also elect to terminate an enhanced guarantee. If you elect to terminate an enhanced guarantee, any amounts held in the MVA Fixed Allocations for the enhanced guarantee will be liquidated, on the Valuation Day the request is processed, (which may result in a market value adjustment), and such amounts will be transferred according to the rules described in “Termination of the Benefit/ Enhanced Guarantee”. Termination of an enhanced guarantee will not result in termination of the base guarantee. If you have elected the enhanced guarantee, on the guarantee’s maturity date and on each anniversary of the maturity date thereafter that the enhanced guarantee amount remains in effect, if your Account Value is below the Enhanced Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Enhanced Protected Principal Value. Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will first be applied to any MVA Fixed Allocations then required to support guarantees due on subsequent maturity dates. We will allocate the remainder to the Sub-accounts pro-rata, based on the Account Value in the Sub-accounts at that time.
If our assumptions are correct and the operations relating to the administration of the benefit work properly, we do not expect that we will need to add additional amounts to your Annuity. The Protected Principal Value is referred to as the “Base Guarantee” and the Enhanced Protected Principal Value is referred to as the “Step-Up Guarantee” in the rider we issue for this benefit.
Withdrawals under your Annuity
Withdrawals from your Annuity, while the benefit is in effect, will reduce the base guarantee under the benefit as well as any enhanced guarantee. Cumulative annual withdrawals up to 5% of the Protected Principal Value as of the effective date of the benefit (adjusted for any subsequent purchase payments and, with respect to XT6, any Credits applied to such purchase payments) will reduce the applicable guaranteed amount by the actual amount of the withdrawal (referred to as the “dollar-for-dollar limit”). If the amount withdrawn is greater than the dollar-for-dollar limit, the portion of the withdrawal equal to the dollar-for-dollar limit will be treated as described above, and the portion of the withdrawal in excess of the dollar-for-dollar limit will reduce the base guarantee and the enhanced guarantee proportionally, according to the formula as described in the rider for this benefit (see the examples of this calculation below). Withdrawals other than Systematic Withdrawals will be taken pro-rata from the Sub-accounts and any Fixed Allocations. Withdrawals will be subject to all other provisions of your Annuity, including any Contingent Deferred Sales Charge and Market Value Adjustment (which may be positive or negative) that would apply.
Charges for other optional benefits under your Annuity that are deducted as an annual charge in arrears will not reduce the applicable guaranteed amount under the Guaranteed Return Option Plus benefit, however, any partial withdrawals in payment of charges for the Plus40 Optional Life Insurance Rider (not currently offered for sale) and any third party investment advisory service will be treated as withdrawals and will reduce the applicable guaranteed amount.
The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GRO Plus benefit are October 13, 2004; 2.) an initial Purchase Payment of $250,000 (includes any Credits under XT6); 3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GRO Plus or other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2004 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:

▪	The base guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).

▪	The remaining dollar-for-dollar limit (“Remaining Limit”) for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2004 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

▪	The base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the Remaining Limit ($10,000 – $2,500, or $7,500).

—	B is the Account Value less the Remaining Limit ($180,000 – $2,500, or $177,500).
The resulting base guarantee amount is: $237,500 X (1 – $7,500 / $177,500), or $227,464.79.

▪	The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.
Example 3. Reset of the Dollar-for-dollar limit
A $10,000 withdrawal is made on December 19, 2005 (second Annuity Year). The Remaining Limit has been reset to the dollar-for-dollar limit of $12,500. As the amount withdrawn is less than the dollar-for-dollar limit:

▪	The base guarantee amount is reduced by the amount withdrawn (i.e., reduced by $10,000, from $227,464.79 to $217,464.79)

▪	The Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Key Feature – Allocation of Account Value
GRO Plus uses a mathematical formula that we operate to help manage your guarantees through all market cycles. Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the MVA Fixed Allocations, through reference to a “reallocation trigger”. The formula does this by (a) first identifying each guarantee that is outstanding under GRO Plus (b) then discounting the value of each such guarantee to a present value, based on crediting rates associated with the MVA Fixed Allocations, then (c) identifying the largest of such present values. Then, the formula compares the largest present value to both the Account Value and the value of assets allocated to the Sub-accounts to determine whether a transfer into or out of the MVA Fixed Allocations is required. As detailed in the formula, if that largest present value exceeds the Account Value less a percentage of the Sub-account value, a transfer into the MVA Fixed Allocations will occur. Conversely, if the largest present value is less than the Account Value less a percentage of the Sub-account value, a transfer out of the MVA Fixed Allocations will occur. This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the MVA Fixed Allocations). The formula is set forth in Appendix L.
If your Account Value is greater than or equal to the reallocation trigger, then:

▪	your Account Value in the Sub-accounts will remain allocated according to your most recent instructions; and

▪
if a portion of your Account Value is allocated to an MVA Fixed Allocation to support the applicable guaranteed amount, all or a portion of those amounts will be transferred from the MVA Fixed Allocation and re-allocated to the Sub-accounts according to any asset allocation programs (including an Automatic Rebalancing program) established on your Annuity or in the absence of such programs, pro-rata, based on the Account Values in such Sub-accounts at that time;

▪
if all of your Account Value is allocated to an MVA Fixed Allocation, then all or a portion of that amount may be transferred from the MVA Fixed Allocation and re-allocated to the Sub-accounts, according to the following hierarchy: (i) first according to any asset allocation program that you may have in effect (ii) if no such program is in effect, then in accordance with any automatic rebalancing program that you may have in effect and (iii) if neither such program is in effect, then to the AST Government Money Market Sub-account; and

▪	a Market Value Adjustment will apply when we reallocate Account Value from an MVA Fixed Allocation to the Sub-accounts, which may result in a decrease or increase in your Account Value.
If your Account Value is less than the reallocation trigger, a portion of your Account Value in the Sub-accounts will be transferred from the Sub-accounts pro-rata according to your allocations to a new MVA Fixed Allocation(s) to support the applicable guaranteed amount. The new MVA Fixed Allocation(s) will have a Guarantee Period equal to the time remaining until the applicable maturity date(s). The Account Value allocated to the new MVA Fixed Allocation(s) will be credited with the fixed interest rate(s) then being credited to a new MVA Fixed Allocation(s) maturing on the applicable maturity date(s) (rounded to the next highest yearly duration). The Account Value will remain invested in each applicable MVA Fixed Allocation until the applicable maturity date unless, at an earlier date, your Account Value is greater than or equal to the reallocation trigger and, therefore, amounts can be transferred to the Sub-accounts while maintaining the guaranteed protection under the program (as described above).
At any given time, some, none, or all of your Account Value may be allocated to the MVA Fixed Allocations. With respect to any amounts held within the MVA Fixed Allocations, we can give no assurance how long the amounts will reside there or if such amounts will transfer out of the MVA Fixed Allocations. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the MVA Fixed Allocations. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the MVA Fixed Allocations, if dictated by the formula. The amount of such transfers will vary, as dictated by the formula, and will depend on the factors listed below.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the MVA Fixed Allocations pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);

▪	The amount of time until the maturity of your guarantee(s);

▪	The amount invested in, and the performance of, the Sub-accounts;

▪	The amount invested in, and interest earned within, the MVA Fixed Allocations;

▪	The current crediting rates associated with MVA Fixed Allocations;

▪	Additional purchase payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the MVA Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.
While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the MVA Fixed Allocations.
You may not allocate purchase payments to or transfer Account Value to or from the MVA Fixed Allocations.
Separate Fixed Allocations may be established in support of the Protected Principal Value and the Enhanced Protected Principal Value (if elected). There may also be circumstances when an MVA Fixed Allocation will be established only in support of the Protected Principal Value or the Enhanced Protected Principal Value. If you elect an enhanced guarantee, it is more likely that a portion of your Account Value may be allocated to MVA Fixed Allocations and will remain allocated for a longer period of time to support the Enhanced Protected Principal Value, even during a period of positive Sub-account performance and/or under circumstances where MVA Fixed Allocations would not be necessary to support the Protected Principal Value.

Further, there may be circumstances where MVA Fixed Allocations in support of the Protected Principal Value or Enhanced Protected Principal Value are transferred to the Sub-accounts under the formula differently than each other because of the different guarantees they support.
You should be aware of the following potential ramifications of the formula:

▪
Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

▪
As indicated, some or even all, of your Account Value may be maintained in the MVA Fixed Allocations. The greater the Account Value held in MVA Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

▪	Transfers under the formula do not impact your guarantees under GRO Plus that have already been locked-in.
Election of the Benefit
We no longer permit new elections of GRO Plus. If you currently participate in GRO Plus, your existing guarantees are unaffected by the fact that we no longer offer GRO Plus. Please note that if you terminate a living benefit such as GRO Plus and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit/Enhanced Guarantee
You can elect to terminate the enhanced guarantee but maintain the protection provided by the base guarantee. You also can terminate the Guaranteed Return Option Plus benefit entirely, in which case you will lose any existing guarantees.
Upon termination of the benefit or of the enhanced guarantee, any amounts held in the MVA Fixed Allocations related to the guarantee(s) being terminated will be transferred as follows: (a) if only a portion of your Account Value is in the MVA Fixed Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata, based on your Account Value in such Sub-accounts on the day of the transfer, unless we receive other prior instructions from you or (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program (b) if your entire Account Value is in the MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Government Money Market Portfolio, unless we receive prior instructions from you. A Market Value Adjustment will apply (except that if the benefit has terminated automatically due to payment of a death benefit, whether an MVA applies depends solely on the terms of the death benefit – see the Death Benefit section of this prospectus).
In general, you may cancel GRO Plus and then elect another living benefit that is available post issue, effective on any Valuation Day after your cancellation of GRO Plus. If you terminate GRO Plus, you will lose all guarantees under that benefit. Your election of another living benefit is subject to State and firm availability and our eligibility rules.
The benefit will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract); (b) as of the date Account Value is applied to begin annuity payments; or (c) upon full surrender of the Annuity. If you elect to terminate the benefit, the Guaranteed Return Option Plus will no longer provide any guarantees. The surviving spouse may elect the benefit at any time, subject to the limitations described above, after the death of the Annuity Owner. The surviving spouse’s election will be effective on the Valuation Day that we receive the required documentation in good order at our home office, and the Account Value on that Valuation Day will be the Protected Principal Value.
Special Considerations under the Guaranteed Return Option Plus
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must have been allocated to the Sub-accounts. No MVA Fixed Allocations may be in effect as of the date that you elect to participate in the benefit. However, the formula may transfer Account Value to MVA Fixed Allocations as of the effective date of the benefit under some circumstances.

▪
You cannot allocate any portion of purchase payments (including any Credits applied to such purchase payments under XT6) or transfer Account Value to or from a MVA Fixed Allocation while participating in the benefit; however, all or a portion of any purchase payments (including any Credits applied to such purchase payments under XT6) may be allocated by us to an MVA Fixed Allocations to support the amount guaranteed. You cannot participate in any dollar cost averaging benefit that transfers Account Value from a MVA Fixed Allocation to a Sub-account.

▪
Transfers from MVA Fixed Allocations made as a result of the formula under the benefit will be subject to the Market Value Adjustment formula under an Annuity; however, the 0.10% liquidity factor in the formula will not apply. A Market Value Adjustment may be either positive or negative. Transfer amounts will be taken from the most recently established MVA Fixed Allocation.

▪
Transfers from the Sub-accounts to MVA Fixed Allocations or from MVA Fixed Allocations to the Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	Low interest rates may require allocation to MVA Fixed Allocations even when the current Account Value exceeds the guarantee.

▪	As the time remaining until the applicable maturity date gradually decreases the benefit will become increasingly sensitive to moves to MVA Fixed Allocations.

▪
We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

Charges under the Benefit
We currently deduct a charge equal to 0.25% of the daily net assets of the Sub-accounts for participation in the Guaranteed Return Option Plus benefit. The annual charge is deducted daily. The charge is deducted to compensate Prudential Annuities for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
If you elect the Enhanced Guarantee under the benefit, and on the date you elect to step-up, the charges under the benefit have changed for new purchases, your benefit may be subject to the new charge level. These charges will not exceed the maximum charges shown in the section of this prospectus entitled “Your Optional Benefit Fees and Charges.”
GUARANTEED RETURN OPTION (GRO)
GRO is no longer available for election.
GRO is an optional benefit that, after a seven-year period following commencement of the benefit (we refer to the end of that period as the “maturity date”) guarantees your Account Value will not be less than your Account Value on the effective date of your benefit (called the “Protected Principal Value”).
The benefit monitors your Account Value daily and, if necessary, systematically transfers amounts pursuant to a mathematical formula between the Sub-accounts you choose and the MVA Fixed Allocation used to support the Protected Principal Value. There is an additional charge if you elect the Guaranteed Return Option benefit.
The guarantee provided by the benefit exists only on the applicable maturity date. However, due to the ongoing monitoring of your Account Value and the transfer of Account Value between the Sub-accounts and the MVA Fixed Allocation to support our future guarantee, the benefit may provide some protection from significant Sub-account losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date.
Key Feature – Protected Principal Value
Under the GRO benefit, Prudential Annuities guarantees that on the maturity date, your Account Value will be no less than the Protected Principal Value. On the maturity date if your Account Value is below the Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value. A subsequent Purchase Payment increases the amount of the Protected Principal Value by the amount of the Purchase Payment (plus any Credits), and withdrawals reduce the Protected Principal Value (as discussed below).
We will notify you of any amounts added to your Annuity under the benefit. If our assumptions are correct and the operations relating to the administration of the benefit work properly, we do not expect that we will need to add additional amounts to an Annuity. The Protected Principal Value is generally referred to as the “Guaranteed Amount” in the rider we issue for this benefit.
Key Feature – Allocation of Account Value
GRO uses a mathematical formula that we operate to help manage your guarantees through all market cycles. The formula weighs a number of factors, including the current Account Value, the value in the Sub-accounts, the value in the MVA Fixed Allocations, the Protected Principal Value, the expected value of the MVA Fixed Allocations used to support the guarantee, the time remaining until maturity, and the current crediting rates associated with the MVA Fixed Allocations. In essence, and as detailed in the formula, the formula will transfer Account Value into the MVA Fixed Allocations if needed to support an anticipated guarantee. The formula is set forth in Appendix M. This required formula thus helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the MVA Fixed Allocations).
Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the MVA Fixed Allocations, through reference to a “reallocation trigger”. At any given time, some, none, or all of your Account Value may be allocated to the MVA Fixed Allocations. If your entire Account Value is transferred to the MVA Fixed Allocations, the formula will not transfer amounts out of the MVA Fixed Allocations to the Sub-accounts and the entire Account Value would remain in the MVA Fixed Allocations. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the MVA Fixed Allocations. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the MVA Fixed Allocations, if dictated by the formula. The amount of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the MVA Fixed Allocations pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);

▪	The amount of time until the maturity of your Guarantee(s);

▪	The amount invested in, and the performance of, the Sub-accounts;

▪	The amount invested in, and interest earned within, the MVA Fixed Allocations;

▪	The current crediting rates associated with MVA Fixed Allocations;

▪	Additional purchase payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the MVA Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.
While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the MVA Fixed Allocation.
You may not allocate purchase payments to or transfer Account Value to or from the MVA Fixed Allocations.
You should be aware of the following potential ramifications of the formula:

▪
A Market Value Adjustment will apply when we reallocate Account Value from the MVA Fixed Allocation to the Sub-accounts. Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

▪
As indicated, some or even all, of your Account Value may be maintained in the MVA Fixed Allocations. The greater the Account Value held in MVA Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

▪
If your Account Value is less than the reallocation trigger, a portion of your Account Value in the Sub-accounts will be transferred from the Sub-accounts pro-rata according to your allocations to a new MVA Fixed Allocation(s) to support the applicable guaranteed amount. The new MVA Fixed Allocation(s) will have a Guarantee Period equal to the time remaining until the applicable maturity date(s). The Account Value allocated to the new MVA Fixed Allocation(s) will be credited with the fixed interest rate(s) then being credited to a new MVA Fixed Allocation(s) maturing on the applicable maturity date(s) (rounded to the next highest yearly duration). The Account Value will remain invested in each applicable MVA Fixed Allocation until the applicable maturity date unless, at an earlier date, your Account Value is greater than or equal to the reallocation trigger and, therefore, amounts can be transferred to the Sub-accounts while maintaining the guaranteed protection under the program (as described above).

▪
If your Account Value is greater than or equal to the reallocation trigger, and Account Value must be transferred from the MVA Fixed Allocations to the Sub-accounts, then those amounts will be transferred from the MVA Fixed Allocations and re-allocated to the Sub-accounts according to any asset allocation programs (including an Automatic Rebalancing program) established on your Annuity or in the absence of such programs, pro-rata, based on the Account Values in such Sub-accounts at that time. A market value adjustment will apply upon a transfer out of the MVA Fixed Allocations, which may result in an increase or decrease in your Account Value.

▪	Transfers under the formula do not impact your guarantees under GRO that have already been locked-in.
Withdrawals from your Annuity, while the benefit is in effect, will reduce the Protected Principal Value proportionally. The proportion will be equal to the proportionate reduction in the Account Value due to the withdrawal as of that date. Withdrawals will be taken pro rata from the Sub-accounts and any MVA Fixed Allocations. Systematic Withdrawals will be taken pro-rata from the Sub-accounts and the MVA Fixed Allocations up to growth in the MVA Fixed Allocations and thereafter pro-rata solely from the Sub-accounts. The growth in the MVA Fixed Allocations at any point in time consists of the remaining earnings since the program of systematic withdrawal began. Withdrawals will be subject to all other provisions of your Annuity, including any Contingent Deferred Sales Charge and Market Value Adjustment that would apply.
Election of the Benefit
We no longer permit new elections of GRO. If you currently participate in GRO, your existing guarantees are unaffected by the fact that we no longer offer GRO. Please note that if you terminate a living benefit such as GRO and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Restart of the Benefit
Once each Annuity Year you may request to restart the Benefit. Such a request is an election by you to terminate the existing Benefit (and all guarantees under the benefit) and start a new one. Restarts only take effect on anniversaries of the Issue Date. To make such a request for a restart, you must notify us in advance in accordance with our administrative requirements. If we accept your request, we then terminate the existing Benefit as of that valuation period, if it is an anniversary of the Issue Date, or, if not, as of the next following anniversary of the Issue Date. The new Benefit starts at that time. The initial Protected Principal Value for the new Benefit is the Account Value as of the effective date of the new Benefit. Unless you tell us otherwise, the duration of the new Benefit will be the same as that for the existing Benefit. However, if we do not then make that duration available, you must elect from those we make available at that time. For those who elect to re-start the benefit, the charge will be assessed according to the current methodology prior to re-starting the benefit. – see “Charges under the Benefit” below.

As part of terminating the existing Benefit, we transfer any amounts in MVA Fixed Allocations, subject to a Market Value Adjustment, to the Sub-accounts on a pro-rata basis. If your entire Account Value was then in MVA Fixed Allocations, you must first provide us instructions as to how to allocate the transferred Account Value among the Sub-accounts.
Termination of the Benefit
The Annuity Owner also can terminate the Guaranteed Return Option benefit. Upon termination, any amounts held in the MVA Fixed Allocations will be transferred as follows: (a) if only a portion of your Account Value is in the MVA Fixed Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata based on the Account Values in such Sub-accounts on the day of the transfer, unless we receive at our office other prior instructions from you or (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program (b) if your entire Account Value is in MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Government Money Market Portfolio, unless we receive at our Office prior instructions from you. A Market Value Adjustment will apply (except that if the benefit has terminated automatically due to payment of a death benefit, whether an MVA applies depends solely on the terms of the death benefit – see the Death Benefit section of this prospectus).
In general, you may cancel GRO and then elect another living benefit available post issue, effective on any Valuation Day after your cancellation of GRO. If you terminate GRO, you will lose all guarantees under that benefit. Your election of another living benefit is subject to State and firm availability and our eligibility rules.
The benefit will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract); (b) as of the date Account Value is applied to begin annuity payments; or (c) upon full surrender of your Annuity. If you elect to terminate the benefit, the Guaranteed Return Option will no longer provide any guarantees. If the surviving spouse assumes your Annuity, he/she may re-elect the benefit on any anniversary of the Issue Date of the Annuity or, if the deceased Owner had not previously elected the benefit, may elect the benefit at any time. The surviving spouse’s election will be effective on the Valuation Day that we receive the required documentation in good order at our home office, and the Account Value on that Valuation Day will be the Protected Principal Value.
The charge for the Guaranteed Return Option benefit will no longer be deducted from your Account Value after the benefit has been terminated, although for those Annuities for which the GRO charge is deducted annually rather than daily (see Charges Under the Benefit below), we will deduct the final annual charge upon termination of the benefit.
Special Considerations under the Guaranteed Return Option. This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must have been allocated to the Sub-accounts. The MVA Fixed Allocation must not have been in effect as of the date that you elected to participate in the benefit. However, the formula may transfer Account Value to the MVA Fixed Allocation as of the effective date of the benefit under some circumstances.

▪
Annuity Owners cannot allocate any portion of purchase payments (including any Credits applied to such purchase payments under XT6) or transfer Account Value to or from the MVA Fixed Allocation while participating in the benefit; however, all or a portion of any purchase payments (including any Credits applied to such purchase payments under XT6) may be allocated by us to the MVA Fixed Allocation to support the amount guaranteed. You cannot participate in any dollar cost averaging benefit that transfers Account Value from a MVA Fixed Allocation to a Sub-account.

▪
Transfers from the MVA Fixed Allocation made as a result of the formula under the benefit will be subject to the Market Value Adjustment formula under an Annuity; however, the 0.10% liquidity factor in the formula will not apply. A Market Value Adjustment may be either positive or negative. Transfer amounts will be taken from the most recently established MVA Fixed Allocation.

▪
Transfers from the Sub-accounts to the MVA Fixed Allocation or from the MVA Fixed Allocation to the Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪	Any amounts applied to your Account Value by Prudential Annuities on the maturity date will not be treated as “investment in the contract” for income tax purposes.

▪
Any amounts that we add to your Annuity to support our guarantee under the benefit will be applied to the Sub-accounts pro rata, after first transferring any amounts held in the MVA Fixed Allocations as follows: (a) if only a portion of your Account Value is in the MVA Fixed Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata based on the Account Values in such Sub-accounts on the day of the transfer, unless we receive at our office other prior instructions from you or (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program and (b) if your entire Account Value is in the MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Government Money Market Portfolio, unless we receive at our Office prior instructions from you.

▪	Low interest rates may require allocation to the MVA Fixed Allocation even when the current Account Value exceeds the guarantee.

▪	As the time remaining until the applicable maturity date gradually decreases the benefit will become increasingly sensitive to moves to the MVA Fixed Allocation.

▪
We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

Charges under the Benefit
We deduct a charge equal to 0.25% of the daily net assets of the Sub-accounts for participation in the Guaranteed Return Option benefit. The annual charge is deducted daily. The charge is deducted to compensate Prudential Annuities for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the benefit.
With respect to XT6 and APEX II, effective November 18, 2002, Prudential Annuities changed the manner in which the annual charge for the Guaranteed Return Option is deducted to the method described above. The annual charge for the Guaranteed Return Option for Owners who elected the benefit between February 4, 2002 and November 15, 2002 for XT6 and APEX II and subsequent to November 15, 2002 in those states where the daily deduction of the charge has not been approved, is deducted annually, in arrears, according to the prospectus in effect as of the date the benefit was elected.
Owners who purchased an ASAP III Annuity between April 1, 2003 and September 30, 2003 or an ASL II Annuity between February 4, 2002 and November 15, 2002 (the “Promotional Period”) will not be charged the 0.25% annual fee for the Guaranteed Return Option benefit (or the fee for GRO Plus, if that benefit was elected and the Annuity was acquired during the Promotional Period) if elected at any time while their Annuity is in effect.

▪
Prudential Annuities will not charge the 0.25% annual fee for the entire period that the benefit remains in effect, including any extension of the benefit’s maturity date resulting from the Owner’s election to restart the 7-year benefit duration, regardless of when the Owner elects to participate in the Guaranteed Return Option benefit (or the fee for GRO Plus if that benefit was elected and the Annuity was during the Promotional Period).

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Owners who complete the initial 7-year benefit duration OR terminate the benefit before the benefit’s maturity date, will not be charged the 0.25% annual fee for participating in the benefit if they re-elect the Guaranteed Return Option benefit (or the fee for GRO Plus if that benefit was elected and the Annuity was acquired during the Promotional Period).

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All other terms and conditions of your Annuity and the Guaranteed Return Option benefit (or the fee for GRO Plus if that benefit was elected and the Annuity was acquired during the Promotional Period) apply to Owners who qualify for the waiver of the 0.25% annual fee.

▪	Owners who purchase an Annuity after the completion of the Promotional Period do not qualify for the 0.25% annual fee waiver.
GUARANTEED RETURN OPTION Plus 2008 (GRO Plus 2008)
GRO Plus 2008 is no longer available for new elections.
Under GRO Plus 2008, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent purchase payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election and each anniversary thereafter. We refer to this initial guarantee as the “base guarantee.” In addition to the base guarantee, GRO Plus 2008 offers the possibility of an enhanced guarantee. You may lock in an enhanced guarantee once per “benefit year” (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account Value on the Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee. We guarantee that the Account Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter. In addition, you may elect an automatic enhanced guarantee feature under which, if Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter. You may maintain only one enhanced guarantee in addition to your base guarantee. Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee. However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from “manually” locking-in an enhanced guarantee during the ensuing benefit year. Please note that upon creation of a new enhanced guarantee, an immediate transfer to an AST bond portfolio Sub-account (which is used as part of this benefit) may occur depending on the discount rate (as described below) used to determine the present value of each of your guarantees. You may elect to terminate an enhanced guarantee without also terminating the base guarantee. If you do, any amounts held in the AST bond portfolio Sub-account with respect to that enhanced guarantee will be transferred to your other Sub-accounts in accordance with your current allocation instructions. Amounts held in an AST bond portfolio Sub-account with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee. Please note that whenever an enhanced guarantee is created, we reserve the right to increase your charge for GRO Plus 2008 if we have increased the charge for new elections of the benefit generally. You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see “How and When Do I Choose The Annuity Payment Option?” for further information on your maximum Annuity Date). The inability to lock in an enhanced guarantee referenced in the immediately preceding sentence also applies to a new Owner who has acquired the Annuity from the original Owner.
In general, we refer to a date on which the Account Value is guaranteed to be present as the “maturity date”. If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the “Current AST bond portfolio Sub-account" described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the Current AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire Account Value is invested in an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.
We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (and associated Credits) made subsequent to the date that the guarantee was established. For example, if the effective date of the benefit was January 1, 2009 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2010 would increase the base guarantee amount to $130,000. As illustrated in the examples below, additional purchase payments also increase an amount we refer to as the “dollar-for-dollar corridor.”

The dollar-for-dollar corridor is equal to 5% of the base guarantee amount (i.e., 5% of the Account Value at benefit election). Thereafter, the dollar-for-dollar corridor is adjusted only for subsequent purchase payments (i.e., 5% of the Purchase Payment is added to the corridor amount) and “excess withdrawals” (as described below). Thus, the creation of any enhanced guarantee has no impact on the dollar-for-dollar corridor. Each “benefit year”, withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce both the amount of the dollar-for-dollar corridor for that benefit year plus the base guarantee amount and the amount of any enhanced guarantee by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each guarantee amount. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the “excess withdrawal”) (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each of the guaranteed amount and the dollar for dollar corridor itself. See examples of this calculation below.
Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each guarantee amount and the dollar-for-dollar corridor in the manner indicated above.
EXAMPLES
The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GRO Plus 2008 benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GRO Plus 2008 or other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:

▪	The base guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).

▪	The remaining dollar-for-dollar limit (“Remaining Limit”) for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

▪	The base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the Remaining Limit ($10,000 – $2,500, or $7,500).

—	B is the Account Value less the Remaining Limit ($180,000 – $2,500, or $177,500).
The resulting base guarantee amount is: $237,500 X (1 – $7,500 / $177,500), or $227,464.79.

▪
The Remaining Limit is set to zero (0) for the balance of the first Annuity Year. The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 – $7,500 / $177,500), or $11,971.83.

Key Feature – Allocation of Account Value
GRO Plus 2008 uses a mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your schedule supplement, the formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect GRO Plus 2008 and for existing Annuities that elect the benefit in the future. This required formula helps us manage our financial exposure under GRO Plus 2008, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to these bond portfolios collectively as the “AST bond portfolios.” The formula described in this section, and which is set forth in Appendix H to this prospectus, applies to both (a) GRO Plus 2008 and (b) elections of HD GRO (including HD GRO with the 90% cap feature), where such an election was made prior to July 16, 2010. The formula applicable to elections of HD GRO (including HD GRO with the 90% cap feature), where such an election was made after July 16, 2010, is set forth in Appendix P to this prospectus. The cap can be referred to as the “the 90% cap” OR “the 90% cap rule” OR “the 90% cap feature”. A summary description of each AST Bond Portfolio appears within the Prospectus section entitled “What Are The Investment Objectives and Policies Of The Portfolios?”. You can find a copy of the AST Bond Portfolio prospectus by going to www.prudentialannuities.com.
Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2018, an AST bond portfolio whose underlying investments generally mature in 2019, and so forth. We will introduce new AST bond portfolios in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefit). If you have elected GRO Plus 2008, you may invest in an AST bond Portfolio only by operation of the formula, and thus you may not allocate purchase payments to such a Portfolio. Please see this Prospectus and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.
Although we employ several AST bond portfolios for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the “Current AST bond portfolio Sub-account.” The formula may dictate that a transfer out of the Current AST Bond Portfolio Sub-account be made, or alternatively may mandate a transfer into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability” (we refer to that Sub-account as the “Transfer AST bond portfolio Sub-account”). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if such a transfer is dictated by the formula. As indicated, the AST bond portfolios are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio your Account Value is transferred to, and under what circumstances a transfer is made. Please note that upon creation of a new enhanced guarantee, an immediate transfer to the Transfer AST Bond Portfolio Sub-account may occur, depending on the discount rate (as described in the next paragraph) used to determine the present value of each of your guarantees. As such, a low discount rate could cause a transfer of Account Value into an AST bond portfolio Sub-account, despite the fact that your Account Value had increased.
In general, the formula works as follows (please see Appendix H). On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee amount that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing the rate determined by that index by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Account Value held within the Current AST bond portfolio Sub-account and to your Account Value held within the other Sub-accounts. If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount held within your other Sub-accounts, exceeds an upper target value (currently, 0.85), then the formula will make a transfer into the Transfer AST bond portfolio Sub-account, in the amount dictated by the formula. If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 0.79), then the formula will transfer Account Value within the Current AST bond portfolio Sub-account into the other Sub-accounts (other than the Transfer AST bond portfolio Sub-account), in the amount dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts (the “Bond Portfolios”). Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Bond Portfolios. If your entire Account Value is transferred to the Bond Portfolios, then based on the way the formula operates, the formula will not transfer amounts out of the Bond Portfolios to the Sub-accounts and the entire Account Value would remain in the Bond Portfolios. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Bond Portfolios. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Portfolios pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Guarantee Amount(s);

▪	The amount of time until the maturity of your Guarantee(s);

▪	The amount invested in, and the performance of, the Permitted Sub-accounts;

▪	The amount invested in, and the performance of, the Bond Portfolios;

▪	The discount rate used to determine the present value of your Guarantee(s);

▪	Additional purchase payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the Bond Portfolios will affect your ability to participate in a subsequent recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.
The Bond Portfolios are available only with these benefits, and you may not allocate purchase payments and transfer Account Value to or from the Bond Portfolios.

Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.
Election/Cancellation of the Benefit
GRO Plus 2008 is no longer available for new elections. If you currently participate in GRO Plus 2008, your existing guarantees are unaffected by the fact that we no longer offer GRO Plus 2008.
You may cancel the GRO Plus 2008 benefit at any time. You also can cancel an enhanced guarantee, but leave the base guarantee intact. Upon cancellation of GRO Plus 2008, if only a portion of your Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer any Account Value that is held in such AST Bond Portfolio Sub-account to your elected Sub-accounts pro rata based on the Account Values in such Sub-accounts at that time, unless you are participating in any asset allocation program or automatic rebalancing program for which we are providing administrative support or unless we receive at our Service Office other instructions from you at the time you elect to cancel this benefit. If you are participating in any asset allocation program or automatic rebalancing program, we will transfer any such Account Value in accordance with that program. If your entire Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer your Account Value in accordance with your most recent allocation instructions, or, in the absence of such instructions, we will transfer the Account Value held in the AST Bond Portfolio to the money-market portfolio.
GRO Plus 2008 will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, GRO Plus 2008 will no longer provide any guarantees. The charge for the GRO Plus 2008 benefit will no longer be deducted from your Account Value upon termination of the benefit.
If you wish, you may cancel the GRO Plus 2008 benefit. You may then elect any other currently available living benefit on any Valuation Day after you have cancelled the GRO Plus 2008 benefit, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Upon your election of another living benefit, Account Value may be transferred between the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio and the Permitted Sub-accounts according to the formula. It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST Bond Portfolio Sub-accounts or, depending on the benefit selected, the AST Investment Grade Bond Portfolio under the newly-elected benefit. You also should be aware that upon cancellation of the GRO Plus 2008 benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under any newly-elected benefit will be based on your current account value. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the GRO Plus 2008 benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first valuation day following the cancellation of the GRO Plus 2008 benefit provided that the benefit you are looking to elect is available on a post-issue basis.
Special Considerations under GRO Plus 2008
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts. The permitted Sub-accounts are those described in the Investment Option section of the prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

▪	You cannot participate in any dollar cost averaging benefit that transfers Account Value from a fixed interest rate option to a Sub-account.

▪	Transfers between an AST bond portfolio Sub-account and your other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.

▪	Any amounts applied to your Account Value by us on a maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

▪
We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

▪
If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We deduct a charge equal to 0.60% (0.35%, for elections prior to May 1, 2009) of the daily net assets of the Sub-accounts for participation in the GRO Plus 2008 benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of the prospectus entitled “Summary of Contract Fees and Charges.” You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
OPTIONAL 90% CAP FEATURE UNDER GRO PLUS 2008
If you currently own an Annuity and have elected the GRO Plus 2008 benefit, you can elect this optional feature, at no additional cost, which utilizes a mathematical formula. The predetermined mathematical formula is described below and will replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The mathematical formula appears in Appendix H in this prospectus, and is described below. Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the “Current AST bond portfolio Sub-account.” The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability” (we refer to that Sub-account as the “Transfer AST bond portfolio Sub-account”). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.
Under the formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account (“90% cap feature”). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.
If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap feature is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).
For example,

▪
March 19, 2010 – a transfer is made that results in the 90% cap feature being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2010 – you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

▪
As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).

▪
Once there is a transfer out of the Transfer AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).

If at the time you elect the 90% cap feature, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following “hierarchy” (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any automatic rebalancing; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments. It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts.
It is possible that an additional transfer to the Permitted Sub-accounts could occur on the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST bond portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.
Once the transfer restriction of the 90% cap feature is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).
Important Considerations When Electing this Feature:

▪	At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

▪
Please be aware that because of the way the 90% cap feature mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

▪	Your election of the 90% cap feature will not result in your losing the guarantees you had accumulated under your existing GRO Plus 2008 benefit.
HIGHEST DAILY® GUARANTEED RETURN OPTION (HD GRO)
We no longer permit new elections of Highest Daily GRO.
Highest Daily GRO creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the “maturity date” for that guarantee. Highest Daily GRO will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.
The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.
The initial guarantee is created on the day that the Highest Daily GRO benefit is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a “benefit anniversary”) will not be less than your Account Value on the day that the Highest Daily GRO benefit was added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which Highest Daily GRO was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.
In general, we refer to a date on which the Account Value is guaranteed to be present as the “maturity date”. If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the “Current AST bond portfolio Sub-account” described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire account value is invested in the AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.
We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2010 would increase the guaranteed amounts to $130,000 and $150,000, respectively. As illustrated in the examples below, additional purchase payments also increase an amount we refer to as the “dollar-for-dollar corridor.”
We reflect the effect of withdrawals by reference to an amount called the “dollar-for-dollar corridor.” The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election). Each “benefit year” (i.e., a year that begins on the date of election of Highest Daily GRO and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value that we calculate to establish a guarantee, by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the “excess withdrawal”) (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each of the guaranteed amount, the highest daily Account Value that we calculate to establish a guarantee, and the dollar for dollar corridor itself. See examples of this calculation below.
Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.
EXAMPLES
The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the Highest Daily GRO benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for Highest Daily GRO or other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:

▪	The initial guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).

▪	The remaining dollar-for-dollar limit (“Remaining Limit”) for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

▪	The initial guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the Remaining Limit ($10,000 – $2,500, or $7,500).

—	B is the Account Value less the Remaining Limit ($180,000 – $2,500, or $177,500).
The resulting initial guarantee amount is: $237,500 X (1 – $7,500 / $177,500), or $227,464.79.

▪	The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.
The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 – $7,500 / $177,500), or $11,971.83.
Key Feature – Allocation of Account Value
HD GRO uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. This required formula helps us manage our financial exposure under HD GRO, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the “AST bond portfolio Sub-accounts”. The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix P of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled “Investment Options.” In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.
For purposes of operating the HD GRO formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected HD GRO, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made, the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability”, as described below. In the formula, we use the term “Transfer Account” to refer to the AST bond portfolio Sub-account to which a transfer would be made. As indicated, the formula and AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the formula applicable to you under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.
In general, the formula works as follows. Under the formula, Account Value will transfer between the “Permitted Sub-accounts” and an AST bond portfolio Sub-account when dictated by the pre-determined mathematical formula. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the “Projected Future Guarantee.” The “Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning HD GRO) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.
For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the current AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Where you have not elected the 90% cap feature, at any given time, some, none, or all of your Account Value may be allocated to an AST bond portfolio Sub-account. For such elections, if your entire Account Value is transferred to an AST bond portfolio Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST bond portfolio Sub-account and the entire Account Value would remain in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money into or out of the AST bond portfolio Sub-account. Once the Purchase Payments are allocated to your Annuity, they also will be subject to the formula, which may result in immediate transfers to or from the AST bond portfolio Sub-accounts, if dictated by the formula. If you have elected the 90% cap feature discussed below, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your guarantee amount(s);

▪	The amount of time until the maturity of your guarantee(s);

▪	The amount invested in, and the performance of, the Permitted Sub-accounts;

▪	The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;

▪	The discount rate used to determine the present value of your guarantee(s);

▪	Additional Purchase Payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.

Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.
Election/Cancellation of the Benefit
We no longer permit new elections of Highest Daily GRO. If you currently participate in Highest Daily GRO, your existing guarantees are unaffected by the fact that we no longer offer Highest Daily GRO.
If you wish, you may cancel the Highest Daily GRO benefit. You may then elect any other currently available living benefit, which is available to be added post issue on any Valuation Day after you have cancelled the Highest Daily GRO benefit, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Upon cancellation of Highest Daily GRO, if only a portion of your Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer any Account Value that is held in such AST Bond Portfolio Sub-account to your elected Sub-accounts pro rata based on the Account Values in such Sub-accounts at that time, unless you are participating in any asset allocation program or automatic rebalancing program for which we are providing administrative support or unless we receive at our Service Office other instructions from you at the time you elect to cancel this benefit. If you are participating in any asset allocation program or automatic rebalancing program, we will transfer any such Account Value in accordance with that program. If your entire Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer your Account Value in accordance with your most recent allocation instructions, or, in the absence of such instructions, we will transfer the Account Value held in the AST Bond Portfolio to the money-market portfolio.
Upon your election of another living benefit, Account Value may be transferred between the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio, and the Permitted Sub-accounts according to a pre-determined mathematical formula used with that benefit. It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio, under the newly-elected benefit. You also should be aware that upon cancellation of the Highest Daily GRO benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under your newly-elected benefit will be based on your current account value. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the Highest Daily GRO benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Highest Daily GRO benefit provided that the benefit you are looking to elect is available on a post-issue basis.
Highest Daily GRO will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, Highest Daily GRO will no longer provide any guarantees. The charge for the Highest Daily GRO benefit will no longer be deducted from your Account Value upon termination of the benefit.
Special Considerations under Highest Daily GRO
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

▪	You cannot participate in any dollar cost averaging benefit that transfers Account Value from a fixed interest rate option to a Sub-account.

▪
Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.

▪	Any amounts applied to your Account Value by us on a maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

▪
We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

▪
If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We deduct an annual charge equal to 0.60% (0.35%, for elections prior to May 1, 2009) of the daily net assets of the Sub-accounts (including each AST bond portfolio Sub-account) for participation in the Highest Daily GRO benefit. The charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of this prospectus entitled “Summary of Contract Fees and Charges.” You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
OPTIONAL 90% CAP FEATURE FOR HIGHEST DAILY® GRO
If you currently own an Annuity and have elected the Highest Daily GRO benefit, you can elect this optional feature, at no additional cost, which utilizes a mathematical formula. The predetermined mathematical formula is described below and will replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The formula is set forth in Appendix P of this prospectus, and is described below. Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value.
As with the formula that does not include the 90% cap feature, the formula with the 90% cap feature determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as the “Projected Future Guarantee” (as described above).
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the “Current AST bond portfolio Sub-account.” The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability” (we refer to that Sub-account as the “Transfer AST bond portfolio Sub-account”). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.
Under the formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account (“90% cap rule”). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.
If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap feature is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).
For example,

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March 19, 2010 – a transfer is made that results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2010 – you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

▪
As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).

▪
Once there is a transfer out of the Transfer AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

If at the time you elect the 90% cap rule, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following “hierarchy” (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any automatic rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments. It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts.
It is possible that an additional transfer to the Permitted Sub-accounts could occur the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST bond portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.
Once the transfer restriction of the 90% cap feature is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).
Important Considerations When Electing this Feature:

▪	At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

▪
Please be aware that because of the way the 90% cap feature mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

Your election of the 90% cap feature will not result in your losing the guarantees you had accumulated under your existing Highest Daily GRO benefit.
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
The Guaranteed Minimum Withdrawal Benefit is no longer available for new elections.
The Guaranteed Minimum Withdrawal Benefit guarantees your ability to withdraw amounts equal to an initial principal value (called the “Protected Value”), regardless of the impact of Sub-account performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that Sub-account performance will not affect your ability to protect your principal. You are not required to make withdrawals as part of the benefit – the guarantee is not lost if you withdraw less than the maximum allowable amount of principal each year under the rules of the benefit. There is an additional charge if you elected the GMWB benefit; however, the charge may be waived under certain circumstances described below.
Key Feature – Protected Value
The Protected Value is the total amount that we guarantee will be available to you through withdrawals from your Annuity and/or benefit payments, regardless of the impact of Sub-account performance on your Account Value. The Protected Value is reduced with each withdrawal you make until the Protected Value is reduced to zero. When the Protected Value is reduced to zero due to your withdrawals, the GMWB benefit terminates. Additionally, the Protected Value is used to determine the maximum annual amount that you can withdraw from your Annuity, called the Protected Annual Withdrawal Amount, without triggering an adjustment in the Protected Value on a proportional basis. The Protected Value is referred to as the “Benefit Base” in the rider we issue for this benefit.
The Protected Value is determined as of the date you make your first withdrawal under your Annuity following your election of the GMWB benefit. The initial Protected Value is equal to the greater of (A) the Account Value on the date you elect the GMWB benefit, plus any additional purchase payments (plus any Credits applied to such purchase payments under XT6) before the date of your first withdrawal; or (B) the Account Value as of the date of the first withdrawal from your Annuity. The Protected Value may be enhanced by increases in your Account Value due to Sub-account performance during the period between your election of the GMWB benefit and the date of your first withdrawal.

▪	If you elect the GMWB benefit at the time you purchase your Annuity, the Account Value will be your initial Purchase Payment (plus any Credits applied to such purchase payments under XT6).

▪
If we offer the GMWB benefit to existing Annuity Owners, the Account Value on the anniversary of the Issue Date of your Annuity following your election of the GMWB benefit will be used to determine the initial Protected Value.

▪
If you make additional purchase payments after your first withdrawal, the Protected Value will be increased by the amount of the additional Purchase Payment (plus any Credits applied to such purchase payments under XT6).

You may elect to step-up your Protected Value if, due to positive Sub-account performance, your Account Value is greater than the Protected Value. You are eligible to step-up the Protected Value on or after the 5th anniversary following the first withdrawal under the GMWB benefit. The Protected Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elect to step-up the Protected Value, you may do so during the 30-day period prior to your eligibility date or on any Valuation Day thereafter. If you elect to step-up the Protected Value under the benefit, and on the date you elect to step-up, the charges under the GMWB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.
Upon election of the step-up, we reset the Protected Value to be equal to the then current Account Value. For example, assume your initial Protected Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Value to $60,000. On the date you are eligible to step-up the Protected Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Value to $75,000 on the date you are eligible. Upon election of the step-up, we also reset the Protected Annual Withdrawal Amount (discussed immediately below) to be equal to the greater of (A) the Protected Annual Withdrawal Amount immediately prior to the reset; and (B) 7% of the Protected Value immediately after the reset.
Key Feature – Protected Annual Withdrawal Amount
The initial Protected Annual Withdrawal Amount is equal to 7% of the Protected Value. Under the GMWB benefit, if your cumulative withdrawals each Annuity Year are less than or equal to the Protected Annual Withdrawal Amount, your Protected Value will be reduced on a “dollar-for-dollar” basis (the Protected Value is reduced by the actual amount of the withdrawal, including any CDSC or MVA that may apply). Cumulative withdrawals in any Annuity Year that exceed the Protected Annual Withdrawal Amount trigger a proportional adjustment to both the Protected Value and the Protected Annual Withdrawal Amount, as described in the rider for this benefit (see the examples of this calculation below). The Protected Annual Withdrawal Amount is referred to as the “Maximum Annual Benefit” in the rider we issue for this benefit.
The GMWB benefit does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Protected Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Protected Annual Withdrawal Amount each Annuity Year.

▪
If, cumulatively, you withdraw an amount less than the Protected Annual Withdrawal Amount in any Annuity Year, you cannot carry-over the unused portion of the Protected Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Protected Annual Withdrawal Amount may extend the period of time until the remaining Protected Value is reduced to zero.

▪	Additional purchase payments will increase the Protected Annual Withdrawal Amount by 7% of the applicable Purchase Payment (and any Credits we apply to such purchase payments under XT6).

▪	If the Protected Annual Withdrawal Amount after an adjustment exceeds the Protected Value, the Protected Annual Withdrawal Amount will be set equal to the Protected Value.
The following examples of dollar-for dollar and proportional reductions and the reset of the Maximum Annual Benefit assume that: 1.) the Issue Date and the effective date of the GMWB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of XT6); 3.) a Protected Value of $250,000; and 4.) a Protected Annual Withdrawal Amount of $17,500 (7% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GMWB or any other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Protected Annual Withdrawal Amount:

▪	The Protected Value is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).

▪	The remaining Protected Annual Withdrawal Amount for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $17,500 to $7,500).
Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $220,000. As the amount withdrawn exceeds the remaining Protected Annual Withdrawal Amount of $7,500 from Example 1:

▪	The Protected Value is first reduced by the remaining Protected Annual Withdrawal Amount (from $240,000 to $232,500);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the remaining Protected Annual Withdrawal Amount ($10,000 – $7,500, or $2,500).

—	B is the Account Value less the remaining Protected Annual Withdrawal Amount ($220,000 – $7,500, or $212,500).
The resulting Protected Value is: $232,500 X (1 – $2,500 / $212,500), or $229,764.71.

▪	The Protected Annual Withdrawal Amount is also reduced by the ratio of A to B: The resulting Protected Annual Withdrawal Amount is: $17,500 X (1 – $2,500 / $212,500), or $17,294.12.

—	The remaining Protected Annual Withdrawal Amount is set to zero (0) for the balance of the first Annuity Year.

Example 3. Reset of the Maximum Annual Benefit
A $10,000 withdrawal is made on October 13, 2006 (second Annuity Year). The remaining Protected Annual Withdrawal Amount has been reset to the Protected Annual Withdrawal Amount of $17,294.12 from Example 2. As the amount withdrawn is less than the remaining Protected Annual Withdrawal Amount:

▪	The Protected Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $229,764.71 to $219,764.71).

▪	The remaining Protected Annual Withdrawal Amount for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $17,294.12 to $7,294.12).
Benefits under GMWB

▪
In addition to any withdrawals you make under the GMWB benefit, Sub-account performance may reduce your Account Value. If your Account Value is equal to zero, and you have not received all of your Protected Value in the form of withdrawals from your Annuity, we will continue to make payments equal to the remaining Protected Value in the form of fixed, periodic payments until the remainder of the Protected Value is paid, at which time the rider terminates. The fixed, periodic payments will each be equal to the Protected Annual Withdrawal Amount, except for the last payment which may be equal to the remaining Protected Value. We will determine the duration for which periodic payments will continue by dividing the Protected Value by the Protected Annual Withdrawal Amount. You will not have the right to make additional purchase payments or receive the remaining Protected Value in a lump sum. You can elect the frequency of payments, subject to our rules then in effect.

▪
If the death benefit under your Annuity becomes payable before you have received all of your Protected Value in the form of withdrawals from your Annuity, your Beneficiary has the option to elect to receive the remaining Protected Value as an alternate death benefit payout in lieu of the amount payable under any other death benefit provided under your Annuity. The remaining Protected Value will be payable in the form of fixed, periodic payments. Your beneficiary can elect the frequency of payments, subject to our rules then in effect. We will determine the duration for which periodic payments will continue by dividing the Protected Value by the Protected Annual Withdrawal Amount. The Protected Value is not equal to the Account Value for purposes of the Annuity’s other death benefit options. The GMWB benefit does not increase or decrease the amount otherwise payable under the annuity’s other death benefit options. Generally, the GMWB benefit would be of value to your Beneficiary only when the Protected Value at death exceeds any other amount available as a death benefit.

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If you elect to begin receiving annuity payments before you have received all of your Protected Value in the form of withdrawals from your Annuity, an additional annuity payment option will be available that makes fixed annuity payments for a certain period, determined by dividing the Protected Value by the Protected Annual Withdrawal Amount. If you elect to receive annuity payments calculated in this manner, the assumed interest rate used to calculate such payments will be 0%, which is less than the assumed interest rate on other annuity payment options we offer. This 0% assumed interest rate results in lower annuity payments than what would have been paid if the assumed interest rate was higher than 0%. You can also elect to terminate the GMWB benefit and begin receiving annuity payments based on your then current Account Value (not the remaining Protected Value) under any of the available annuity payment options.

Other Important Considerations

▪	Withdrawals under the GMWB benefit are subject to all of the terms and conditions of your Annuity, including any CDSC and MVA that may apply.

▪	Withdrawals made while the GMWB benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity.

▪
The GMWB benefit does not directly affect your Annuity’s Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Value.

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You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the GMWB benefit. The GMWB benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Protected Value in the form of periodic benefit payments.

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We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

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The Basic Death Benefit will terminate if withdrawals taken under the GMWB benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the GMWB benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of the Benefit
The GMWB benefit is no longer available. If you currently participate in GMWB, your existing guarantees are unaffected by the fact that we no longer offer GMWB.
We reserve the right to restrict the maximum amount of Protected Value that may be covered under the GMWB benefit under this Annuity or any other annuities that you own that are issued by Prudential Annuities or its affiliated companies.
Termination of the Benefit
The benefit terminates automatically when your Protected Value reaches zero based on your withdrawals. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon due proof of death (unless your surviving spouse elects to continue your Annuity and the GMWB benefit or your Beneficiary elects to receive the amounts payable under the GMWB benefit in lieu of the death benefit) or upon your election to begin receiving annuity payments.
The charge for the GMWB benefit will no longer be deducted from your Account Value upon termination of the benefit.
Please note that if you terminate a living benefit such as GMWB and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Charges under the Benefit

▪	Currently, we deduct a charge equal to 0.35% of the daily net assets of the Sub-accounts per year for the GMWB benefit. The annual charge is deducted daily.

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If, during the seven years following the effective date of the benefit, you do not make any withdrawals, and also during the five years after the effective date of the benefit you make no purchase payment, we will thereafter waive the charge for GMWB. If you make a purchase payment after we have instituted that fee waiver (whether that purchase payment is directed to a Sub-account or to a Fixed Allocation), we will resume imposing the GMWB fee (without notifying you of the resumption of the charge). Withdrawals that you take after the fee waiver has been instituted will not result in the re-imposition of the GMWB charge.

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If you elect to step-up the Protected Value under the benefit, and on the date you elect to step-up, the charges under the benefit have changed for new purchasers, your benefit may be subject to the new charge level for the benefit.

Additional Tax Considerations for Qualified Contracts/Arrangements
If you purchase an Annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 ½ (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Protected Annual Withdrawal Amount, which will cause us to recalculate the Protected Value and the Protected Annual Withdrawal Amount, resulting in a lower amount payable in future Annuity Years.
GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
The Guaranteed Minimum Income Benefit is no longer available for new elections.
The Guaranteed Minimum Income Benefit is an optional benefit that, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on a guaranteed minimum value (called the “Protected Income Value”) that increases after the waiting period begins, regardless of the impact of Sub-account performance on your Account Value. The benefit may be appropriate for you if you anticipate using your Annuity as a future source of periodic fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount despite fluctuations in Sub-account performance. There is an additional charge if you elected the GMIB benefit.
Key Feature – Protected Income Value
The Protected Income Value is the minimum amount that we guarantee will be available (net of any applicable Tax Charge), after a waiting period of at least seven years, as a basis to begin receiving fixed annuity payments. The Protected Income Value is initially established on the effective date of the GMIB benefit and is equal to your Account Value on such date. Currently, since the GMIB benefit may only be elected at issue, the effective date is the Issue Date of your Annuity. The Protected Income Value is increased daily based on an annual growth rate of 5%, subject to the limitations described below. The Protected Income Value is referred to as the “Protected Value” in the rider we issue for this benefit. The 5% annual growth rate is referred to as the “Roll-Up Percentage” in the rider we issue for this benefit.
The Protected Income Value is subject to a limit of 200% (2X) of the sum of the Protected Income Value established on the effective date of the GMIB benefit, or the effective date of any step-up value, plus any additional purchase payments (and any Credit that is applied to such purchase payments in the case of XT6) made after the waiting period begins ("Maximum Protected Income Value”), minus the impact of any withdrawals (as described below in “Impact of Withdrawals on the Protected Income Value”) you make from your Annuity after the waiting period begins.

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Subject to the maximum age/durational limits described immediately below, we will no longer increase the Protected Income Value by the 5% annual growth rate once you reach the Maximum Protected Income Value. However, we will increase the Protected Income Value by the amount of any additional purchase payments after you reach the Maximum Protected Income Value. Further, if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.

▪
Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary date on or immediately following the Annuitant’s 80th birthday or the 7th anniversary of the later of the effective date of the GMIB benefit or the effective date of the most recent step-up. However, we will increase the Protected Income Value by the amount of any additional purchase payments (and any Credit that is applied to such purchase payments in the case of XT6). Further, if you make withdrawals after the Annuitant reaches the maximum age/duration limits, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.

▪
Subject to the Maximum Protected Income Value, if you make an additional Purchase Payment, we will increase the Protected Income Value by the amount of the Purchase Payment (and any Credit that is applied to such Purchase Payment in the case of XT6) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.

▪
As described below, after the waiting period begins, cumulative withdrawals each Annuity Year that are up to 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value by the amount of the withdrawal. Cumulative withdrawals each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value proportionately. The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

Stepping-Up the Protected Income Value – You may elect to “step-up” or “reset” your Protected Income Value if your Account Value is greater than the current Protected Income Value. Upon exercise of the step-up provision, your initial Protected Income Value will be reset equal to your current Account Value. From the date that you elect to step-up the Protected Income Value, we will apply the 5% annual growth rate to the stepped-up Protected Income Value, as described above. You can exercise the step-up provision twice while the GMIB benefit is in effect, and only while the Annuitant is less than age 76.

▪
A new seven-year waiting period will be established upon the effective date of your election to step-up the Protected Income Value. You cannot exercise your right to begin receiving annuity payments under the GMIB benefit until the end of the new waiting period. In light of this waiting period upon resets, it is not recommended that you reset your GMIB if the required beginning date under IRS minimum distribution requirements would commence during the 7 year waiting period. See “Tax Considerations” section in this prospectus for additional information on IRS requirements.

▪
The Maximum Protected Income Value will be reset as of the effective date of any step-up. The new Maximum Protected Income Value will be equal to 200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent purchase payments (and any Credit that is applied to such purchase payments in the case of XT6), minus the impact of any withdrawals after the date of the step-up.

▪	When determining the guaranteed annuity purchase rates for annuity payments under the GMIB benefit, we will apply such rates based on the number of years since the most recent step-up.

▪
If you elect to step-up the Protected Income Value under the benefit, and on the date you elect to step-up, the charges under the GMIB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.

▪	A step-up will increase the dollar for dollar limit on the anniversary of the Issue Date of the Annuity following such step-up.
Impact of Withdrawals on the Protected Income Value – Cumulative withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected Income Value on a “dollar-for-dollar” basis (the Protected Income Value is reduced by the actual amount of the withdrawal). Cumulative withdrawals in any Annuity Year in excess of 5% of the Protected Income Value will reduce the Protected Income Value proportionately (see the examples of this calculation below). The 5% annual withdrawal amount is determined on each anniversary of the Issue Date (or on the Issue Date for the first Annuity Year) and applies to any withdrawals during the Annuity Year. This means that the amount available for withdrawals each Annuity Year on a “dollar-for-dollar” basis is adjusted on each Annuity anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.
The Maximum Protected Income Value is reduced by the same dollar-for-dollar amount as the Protected Income Value is reduced and the same proportional percentage as the Protected Income Value is reduced.
The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GMIB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of XT6); 3.) an initial Protected Income Value of $250,000; 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000); and 5.) a Maximum Protected Income Value of $500,000 (200% of the initial Protected Income Value). The values set forth here are purely hypothetical and do not reflect the charge for GMIB or any other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity Year). No prior withdrawals or step-ups have been taken. Immediately prior to the withdrawal, the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:

▪	The Protected Income Value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).

▪	The Maximum Protected Income Value is reduced by the amount withdrawn (i.e., by $10,000 from $500,000.00 to $490,000.00).

▪	The remaining dollar-for-dollar limit (“Remaining Limit”) for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). Immediately before the withdrawal, the Account Value is $220,000, the Protected Income Value is $242,006.64 and the Maximum Protected Income Value is $490,000.00. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

▪	The Protected Income Value is first reduced by the Remaining Limit (from $242,006.64 to $239,506.64);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the Remaining Limit ($10,000 – $2,500, or $7,500).

—	B is the Account Value less the Remaining Limit ($220,000 – $2,500, or $217,500).
The resulting Protected Income Value is: $239,506.64 X (1 – $7,500 / $217,500), or $231,247.79.

▪
The Maximum Protected Income Value is reduced first by the same dollar amount as the Protected Income Value ($490,000.00 – $2,500 or $487,500.00) and by the same proportion as for the Protected Income Value ($487,500.00 X 0.9655 or $470,689.66).

▪	The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.
Example 3. Reset of the dollar-for-dollar limit
A $10,000 withdrawal is made on the first anniversary of the Issue Date, October 13, 2006 (second Annuity Year). Prior to the withdrawal, the Protected Income Value is $240,838.37 and the Maximum Protected Income Value is $470,689.66. The Remaining Limit is reset to 5% of the Protected Income Value amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:

▪	The Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).

▪	The Maximum Protected Income Value is also reduced by the amount withdrawn (i.e., by $10,000 from $470,689.66, to $460,689.66).

▪	The Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).
Key Feature – GMIB Annuity Payments
You can elect to apply the Protected Income Value to one of the available GMIB Annuity Payment Options on any anniversary date following the initial waiting period, or any subsequent waiting period established upon your election to step-up the Protected Income Value. Once you have completed the waiting period, you will have a 30-day period each year, after the Annuity anniversary, during which you may elect to begin receiving annuity payments under one of the available GMIB Annuity Payment Options. You must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity’s Issue Date on or immediately following the Annuitant’s or your 95th birthday (whichever is sooner), except for Annuities used as a funding vehicle for an IRA, SEP IRA or 403(b), in which case you must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity’s Issue Date on or immediately following the Annuitant’s 92nd birthday.
Your Annuity or state law may require you to begin receiving annuity payments at an earlier date.
The amount of each GMIB Annuity Payment will be determined based on the age and, where permitted by law, sex of the Annuitant by applying the Protected Income Value (net of any applicable Tax Charge that may be due) to the GMIB Annuity Payment Option you choose. We use special annuity purchase rates to calculate the amount of each payment due under the GMIB Annuity Payment Options. These special rates for the GMIB Annuity Payment Options are calculated using an assumed interest rate factor that provides for lower growth in the value applied to produce annuity payments than if you elected an annuity payment option that is not part of the GMIB benefit. These special rates also are calculated using other factors such as “age setbacks” (use of an age lower than the Annuitant’s actual age) that result in lower payments than would result if you elected an annuity payment option that is not part of the GMIB benefit. Use of an age setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.
On the date that you elect to begin receiving GMIB annuity payments, we guarantee that your payments will be calculated based on your Account Value and our then current annuity purchase rates if the payment amount calculated on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.
GMIB Annuity Payment Option 1 – Payments for Life with a Certain Period
Under this option, monthly annuity payments will be made until the death of the Annuitant. If the Annuitant dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
GMIB Annuity Payment Option 2 – Payments for Joint Lives with a Certain Period
Under this option, monthly annuity payments will be made until the death of both the Annuitant and the Joint Annuitant. If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary

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If the Annuitant dies first, we will continue to make payments until the later of the death of the Joint Annuitant and the end of the period certain. However, if the Joint Annuitant is still receiving annuity payments following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.

▪	If the Joint Annuitant dies first, we will continue to make payments until the later of the death of the Annuitant and the end of the period certain.
You cannot withdraw your Account Value or the Protected Income Value under either GMIB Annuity Payment Option once annuity payments have begun. We may make other payout frequencies available, such as quarterly, semi-annually or annually.
Other Important Considerations
You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event your Account Value declines significantly due to negative investment performance. If your Account Value is not significantly affected by negative investment performance, it is unlikely that the purchase of the GMIB will result in your receiving larger annuity payments than if you had not purchased

GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. Therefore, you may generate higher income payments if you were to annuitize a lower Account Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher Protected Value than your Account Value but, at the annuity purchase rates guaranteed under the GMIB. The GMIB benefit does not directly affect an Annuity’s Account Value, Surrender Value or the amount payable under either the basic Death Benefit provision of the Annuity or any optional Death Benefit provision. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.

▪	Each Annuity offers other annuity payment options that you can elect which do not impose an additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.

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Where allowed by law, we reserve the right to limit subsequent purchase payments if we determine, at our sole discretion, that based on the timing of your purchase payments and withdrawals, your Protected Income Value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.

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We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

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If you change the Annuitant after the effective date of the GMIB benefit, the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant. If the new Annuitant would not be eligible to elect the GMIB benefit based on his or her age at the time of the change, then the GMIB benefit will terminate.

▪	Annuity payments made under the GMIB benefit are subject to the same tax treatment as any other annuity payment.

▪
At the time you elect to begin receiving annuity payments under the GMIB benefit or under any other annuity payment option we make available, the protection provided by an Annuity’s basic Death Benefit or any optional Death Benefit provision you elected will no longer apply.

Election of the Benefit
The GMIB benefit is no longer available. If you currently participate in GMIB, your existing guarantees are unaffected by the fact that we no longer offer GMIB.
Termination of the Benefit
The GMIB benefit cannot be terminated by the Owner once elected. The GMIB benefit automatically terminates as of the date your Annuity is fully surrendered, on the date the Death Benefit is payable to your Beneficiary (unless your surviving spouse elects to continue your Annuity), or on the date that your Account Value is transferred to begin making annuity payments. The GMIB benefit may also be terminated if you designate a new Annuitant who would not be eligible to elect the GMIB benefit based on his or her age at the time of the change.
Upon termination of the GMIB benefit we will deduct the charge from your Account Value for the portion of the Annuity Year since the prior anniversary of the Annuity’s Issue Date (or the Issue Date if in the first Annuity Year).
Charges under the Benefit
Currently, we deduct a charge equal to 0.50% per year of the average Protected Income Value for the period the charge applies. Because the charge is calculated based on the average Protected Income Value, it does not increase or decrease based on changes to the Annuity’s Account Value due to Sub-account performance. The dollar amount you pay each year will increase in any year the Protected Income Value increases, and it will decrease in any year the Protected Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.
The charge is deducted annually in arrears each Annuity Year on the anniversary of the Issue Date of an Annuity. We deduct the amount of the charge pro-rata from the Account Value allocated to the Sub-accounts and the Fixed Allocations. No MVA will apply to Account Value deducted from a Fixed Allocation. If you surrender your Annuity, begin receiving annuity payments under the GMIB benefit or any other annuity payment option we make available during an Annuity Year, or the GMIB benefit terminates, we will deduct the charge for the portion of the Annuity Year since the prior anniversary of the Annuity’s Issue Date (or the Issue Date if in the first Annuity Year).
No charge applies after the Annuity Date.
LIFETIME FIVE INCOME BENEFIT (LIFETIME FIVE)
The Lifetime Five Income Benefit is no longer being offered. Lifetime Five could have been elected only where the Annuitant and the Owner were the same person or, if the Annuity Owner is an entity, where there was only one Annuitant. The Annuitant must have been at least 45 years old when the benefit is elected. The Lifetime Five Income Benefit was not available if you elected any other optional living benefit. As long as your Lifetime Five Income Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.
The benefit guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the “Protected Withdrawal Value”), regardless of the impact of Sub-account performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. There are two options – one is designed to provide an annual withdrawal amount for life (the “Life Income Benefit”) and the other is designed to provide a greater annual withdrawal amount as long as there is Protected Withdrawal Value (adjusted as described below) (the “Withdrawal Benefit”). If there is no Protected Withdrawal Value, the withdrawal benefit will be zero. You do not choose between these two options; each option will continue to be available as long as your Annuity has an Account Value and the Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the Account Value of your Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your Annuity following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greatest of (A) the Account Value on the date you elect Lifetime Five, plus any additional purchase payments, as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to XT6, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value, the Annual Income Amount and the Annual Withdrawal Amount (see below for a description of Annual Income Amount and Annual Withdrawal Amount).

▪	If you elected the Lifetime Five benefit at the time you purchased your Annuity, the Account Value was your initial Purchase Payment.

▪	If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment.
The Protected Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar basis up to the Annual Withdrawal Amount, per Annuity Year, of the Protected Withdrawal Value and on the greater of a dollar-for-dollar basis or a pro rata basis for withdrawals in an Annuity Year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point the Annual Withdrawal Amount will be zero until such time (if any) as the Annuity reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the Annuity).
Step-Up of the Protected Withdrawal Value
You may elect to step-up your Protected Withdrawal Value if, due to positive Sub-account performance, your Account Value is greater than the Protected Withdrawal Value.
If you elected the Lifetime Five benefit on or after March 20, 2006:

▪	You are eligible to step-up the Protected Withdrawal Value on or after the 1st anniversary of the first withdrawal under the Lifetime Five benefit

▪	The Protected Withdrawal Value can be stepped up again on or after the 1st anniversary of the preceding step-up.
If you elected the Lifetime Five benefit prior to March 20, 2006 and that original election remains in effect:

▪	You are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under the Lifetime Five benefit

▪	The Protected Withdrawal Value can be stepped up again on or after the 5th anniversary of the preceding step-up
In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value under the benefit, and on the date you elect to step-up, the charges under the Lifetime Five benefit have changed for new purchasers, your benefit may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.
An optional automatic step-up (“Auto Step-Up”) feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.
If you elected the Lifetime Five benefit on or after March 20, 2006 and have also elected the Auto Step-Up feature:

▪
the first Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under the Lifetime Five benefit or (2) the most recent step-up

▪	your Protected Withdrawal Value will only be stepped-up if 5% of the Account Value is greater than the Annual Income Amount by any amount

▪
if at the time of the first Auto Step-Up opportunity, 5% of the Account Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs

▪	once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the most recent step-up

If you elected the Lifetime Five benefit prior to March 20, 2006 and have also elected the Auto Step-Up feature:

▪
the first Auto Step-Up opportunity will occur on the Annuity Anniversary that is at least 5 years after the later of (1) the date of the first withdrawal under the Lifetime Five Benefit or (2) the most recent step-up

▪	your Protected Withdrawal Value will only be stepped-up if 5% of the Account Value is greater than the Annual Income Amount by 5% or more

▪
if at the time of the first Auto Step-Up opportunity, 5% of the Account Value does not exceed the Annual Income Amount by 5% or more, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs

▪	once a step-up occurs, the next Auto Step-Up opportunity will occur on the Annuity Anniversary that is at least 5 years after the most recent step-up
In either scenario (i.e., elections before or after March 20, 2006), if on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.
Key Feature – Annual Income Amount under the Life Income Benefit
The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under the Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up (or an auto step-up is effected), your Annual Income Amount increases to equal 5% of your Account Value after the step-up, adjusted for withdrawals within the current annuity year, if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (and any associated Credit with respect to XT6). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.
Key Feature – Annual Withdrawal Amount under the Withdrawal Benefit The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under the Lifetime Five benefit, if your cumulative withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a dollar-for-dollar basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (“Excess Withdrawal”), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Account Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. When you elect a step-up (or an auto step-up is effected), your Annual Withdrawal Amount increases to equal 7% of your Account Value after the step-up, adjusted for withdrawals within the current annuity year, if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments (and any associated Credit with respect to XT6). A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.
The Lifetime Five benefit does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.

▪
If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

▪
If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

Examples of Withdrawals
The following examples of dollar-for-dollar and proportional reductions of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of the Lifetime Five benefit are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for Lifetime Five or any other fees and charges.

The initial Protected Withdrawal Value is calculated as the greatest of (a), (b) and (c):

(a)	Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05^(393/365) = $263,484.33

(b)	Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000

(c)	Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000
Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).
Example 1. Dollar-for-dollar reduction
If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 – $10,000 = $8,550. Annual Withdrawal Amount for future Annuity Years remains at $18,550.

▪	Remaining Annual Income Amount for current Annuity Year = $13,250 – $10,000 = $3,250. Annual Income Amount for future Annuity Years remains at $13,250.

▪	Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000
Example 2. Dollar-for-dollar and proportional reductions

(a)	If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 – $15,000 = $3,550. Annual Withdrawal Amount for future Annuity Years remains at $18,550

▪	Remaining Annual Income Amount for current Annuity Year = $0
Excess of withdrawal over the Annual Income Amount ($15,000 – $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.

▪	Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income X Annual Income Amount = $1,750/($263,000 – $13,250) X $13,250 = $93
Annual Income Amount for future Annuity Years = $13,250 – $93 = $13,157

▪	Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

(b)	If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Withdrawal Amount for current Annuity Year = $0
Excess of withdrawal over the Annual Withdrawal Amount ($25,000 – $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.

▪	Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 – $18,550) X $18,550 = $489
Annual Withdrawal Amount for future Annuity Years = $18,550 – $489 = $18,061

▪	Remaining Annual Income Amount for current Annuity Year = $0
Excess of withdrawal over the Annual Income Amount ($25,000 – $13,250 = $11,750) reduces Annual Income Amount for future Annuity Years.

▪	Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income X Annual Income Amount = $11,750/($263,000 – $13,250) X $13,250 = $623.
Annual Income Amount for future Annuity Years = $13,250 – $623 = $12,627

▪
Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction. Dollar-for-dollar reduction = $25,000 – $18,550 = $6,450

▪
Proportional reduction = Excess Withdrawal/Account Value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 – $18,550) X $246,450 = $6,503 Protected Withdrawal Value = $246,450 – max {$6,450, $6,503} = $239,947

Benefits under the Lifetime Five Benefit

▪
If your Account Value is equal to zero, and the cumulative withdrawals in the current Annuity Year are greater than the Annual Withdrawal Amount, the Lifetime Five benefit will terminate. To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Thus, in that scenario, the remaining amounts under the Life Income Benefit and the Withdrawal Benefit would be payable even though your Account Value was reduced to zero. Once you make this election we will make an additional payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the Annuity Year, if any, depending on the option you choose. In subsequent Annuity Years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this Prospectus. You will not be able to change the option after your election and no further purchase payments will be accepted under your Annuity. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Account Value equals zero no further purchase payments will be accepted under your Annuity.

▪
If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

(1)	apply your Account Value to any annuity option available; or

(2)	request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the Annuitant’s death; or

(3)
request that, as of the date annuity payments are to begin, we payout any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the Annuitant’s death or the date the Protected Withdrawal Value is depleted.

We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

(1)
the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪
If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations

▪	Withdrawals under the Lifetime Five benefit are subject to all of the terms and conditions of your Annuity, including any applicable CDSC.

▪
Withdrawals made while the Lifetime Five benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity. The Lifetime Five benefit does not directly affect your Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Lifetime Five benefit. The Lifetime Five benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪
In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

▪
You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under the Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Lifetime Five benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

▪	If you are taking your entire Annual Income Amount or Annual Withdrawal Amount through the Systematic Withdrawal Program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

Election of the Benefit
We no longer permit elections of Lifetime Five. If you wish, you may cancel the Lifetime Five benefit. You may then elect any other available living benefit, on the Valuation Day after you have cancelled the Lifetime Five benefit provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Once the Lifetime Five benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Lifetime Five benefit provided that the benefit you are looking to elect is available on a post- issue basis. If you cancel Lifetime Five, you lose all guarantees under the benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. Any such new benefit may be more expensive.
Termination of the Benefit
The benefit terminates automatically when your Protected Withdrawal Value and Annual Income Amount equal zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon the death of the Annuitant, upon a change in ownership of your Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments. While you may terminate your benefit at any time, we may not terminate the benefit other than in the circumstances listed above.
The charge for the Lifetime Five benefit will no longer be deducted from your Account Value upon termination of the benefit.
Additional Tax Considerations
If you purchase an Annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 ½ (72 for those who would have reached age 70 ½ after 2019) . For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value.
As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of this prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.
SPOUSAL LIFETIME FIVE INCOME BENEFIT (SPOUSAL LIFETIME FIVE)
The Spousal Lifetime Five benefit is no longer being offered. Spousal Lifetime Five must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 55 years old when the benefit was elected. The Spousal Lifetime Five benefit was not available if you elected any other optional living benefit or optional death benefit. As long as your Spousal Lifetime Five Income Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.
The benefit guarantees until the later death of two natural persons that are each other’s spouses at the time of election of Spousal Lifetime Five (the “Designated Lives”, each a “Designated Life”) the ability to withdraw an annual amount (“Spousal Life Income Benefit”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Account Value of the Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under the Spousal Life Income Benefit when and if your Account Value is reduced to zero (unless the benefit has terminated).
Key Feature – Initial Protected Withdrawal Value
The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity following your election of Spousal Lifetime Five. The initial Protected Withdrawal Value is equal to the greatest of (A) the Account Value on the date you elect Spousal Lifetime Five, plus any additional purchase payments as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to XT6, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value and the Annual Income Amount (see below for a description of Annual Income Amount).

Key Feature – Annual Income Amount under the Spousal Lifetime Five Income Benefit
The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under the Spousal Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Spousal Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. The Spousal Lifetime Five benefit does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount.
Step-Up of Annual Income Amount
You may elect to step-up your Annual Income Amount if, due to positive Sub-account performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1st anniversary of the first withdrawal under the Spousal Lifetime Five benefit. The Annual Income Amount can be stepped up again on or after the 1st anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount under the benefit, and on the date you elect to step-up, the charges under the Spousal Lifetime Five benefit have changed for new purchasers, your benefit may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up, adjusted for withdrawals within the current annuity year. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (plus any Credit with respect to XT6). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.
An optional automatic step-up (“Auto Step-Up”) feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under the Spousal Lifetime Five benefit or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.
Examples of withdrawals and step-up
The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the Issue Date and the Effective Date of the Spousal Lifetime Five benefit are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.) the Account Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for the Spousal Lifetime Five or any other fees and charges.
The initial Protected Withdrawal Value is calculated as the greatest of (a),(b) and (c):

(a)	Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05^(393/365) = $263,484.33

(b)	Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000

(c)	Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000
Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).
Example 1. Dollar-for-dollar reduction
If $10,000 was withdrawn (less than the Annual Income Amount) on March 1, 2006, then the following values would result

▪	Remaining Annual Income Amount for current Annuity Year = $13,250 – $10,000 = $3,250.

▪	Annual Income Amount for future Annuity Years remains at $13,250
Example 2. Dollar-for-dollar and proportional reductions
If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Income Amount for current Annuity Year = $0

▪	Excess of withdrawal over the Annual Income Amount ($15,000 – $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.

▪
Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income X Annual Income Amount = $1,750/($263,000 – $13,250) X $13,250 = $93. Annual Income Amount for future Annuity Years = $13,250 – $93 = $13,157

Example 3. Step-up of the Annual Income Amount
If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.
BENEFITS UNDER THE SPOUSAL LIFETIME FIVE BENEFIT
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this Prospectus. No further purchase payments will be accepted under your Annuity. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.

▪
If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any annuity option available; or

(2)
request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life.

We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

(1)
the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪
If no withdrawal was ever taken, we will determine an initial Protected Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations

▪	Withdrawals under the Spousal Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.

▪
Withdrawals made while the Spousal Lifetime Five benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Spousal Lifetime Five benefit does not directly affect the Annuity’s Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Lifetime Five benefit. The Spousal Lifetime Five benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪
In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

▪
There may be circumstances where you will continue to be charged the full amount for the Spousal Lifetime Five benefit even when the benefit is only providing a guarantee of income based on one life with no survivorship.

▪
In order for the Surviving Designated Life to continue the Spousal Lifetime Five benefit upon the death of an owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation option. When the Annuity is owned by a Custodial Account, in order for Spousal Lifetime Five to be continued after the death of the first Designated Life (the Annuitant), the Custodial Account must elect to continue the Annuity and the second Designated Life (the Contingent Annuitant) will be named as the new Annuitant. See “Spousal Designations”, and “Spousal Assumption of Annuity” in this Prospectus.

▪
You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under the Spousal Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Spousal Lifetime Five benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
We no longer permit elections of Spousal Lifetime Five - whether for those who currently participate in Spousal Lifetime Five or for those who are buying an Annuity for the first time. If you wish, you may cancel the Spousal Lifetime Five benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Spousal Lifetime Five benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Once the Spousal Lifetime Five benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Spousal Lifetime Five benefit provided that the benefit you are looking to elect is available on a post-issue basis. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time. Any such new benefit may be more expensive.
Spousal Lifetime Five could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other’s spouses at the time of election of the benefit. Spousal Lifetime Five only could be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

▪
One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner’s spouse. The Owner/Annuitant and the beneficiary each must be at least 55 years old at the time of election; or

▪
Co-Annuity Owners, where the Owners are each other’s spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 55 years old at the time of election; or

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One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 55 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:

(a)	if one Owner dies and the surviving spousal Owner assumes the Annuity or

(b)
if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Lifetime Five benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

Termination of the Benefit
The benefit terminates automatically when your Annual Income Amount equals zero. The benefit also terminates upon your surrender of the Annuity, upon the first Designated Life to die if the Annuity is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments. You may terminate the benefit at any time by notifying us. Please note that if you terminate a living benefit such as Spousal Lifetime Five and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
The charge for the Spousal Lifetime Five benefit will no longer be deducted from your Account Value upon termination of the benefit.
Additional Tax Considerations
If you purchase an Annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or an employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value.
As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.
HIGHEST DAILY LIFETIME® FIVE INCOME BENEFIT (HD5)
Except for Annuities issued in the state of Florida, effective September 14, 2012, we no longer accept additional purchase payments for Annuities with the Highest Daily Lifetime Five benefit. For Annuities issued in Florida, this restriction does not apply and you may continue to make additional Purchase Payments at this time.
The Highest Daily Lifetime Five benefit is no longer offered for new elections. The income benefit under Highest Daily Lifetime Five is based on a single “designated life” who is at least 55 years old on the date that the benefit was acquired. The Highest Daily Lifetime Five Benefit was not available if you elected any other optional living benefit, although you may elect any optional death benefit. Any DCA program that transfers Account Value from a Fixed Allocation is also not available as Fixed Allocations are not permitted with the benefit. As long as your Highest Daily Lifetime Five Benefit is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this benefit.
The benefit guarantees that until the death of the single designated life the ability to withdraw an annual amount (the “Total Annual Income Amount”) equal to a percentage of an initial principal value (the “Total Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime Five, and in Appendix F to this Prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
As discussed below, a key component of Highest Daily Lifetime Five is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made “excess withdrawals.” Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Five.
Key Feature – Total Protected Withdrawal Value
The Total Protected Withdrawal Value is used to determine the amount of the annual payments under Highest Daily Lifetime Five. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.
The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Highest Daily Lifetime Five. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the “Current Valuation Day”), the Protected Withdrawal Value is equal to the greater of:

▪
the Protected Withdrawal Value for the immediately preceding Valuation Day (the “Prior Valuation Day”), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and

▪	the Account Value.
If you have not made a withdrawal prior to the tenth anniversary of the date you elected Highest Daily Lifetime Five (which we refer to as the “Tenth Anniversary”), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.
The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

(a)	200% of the Account Value on the date you elected Highest Daily Lifetime Five;

(b)	200% of all purchase payments (and any associated Credits) made during the one-year period after the date you elected Highest Daily Lifetime Five; and

(c)	100% of all purchase payments (and any associated Credits) made more than one year after the date you elected Highest Daily Lifetime Five, but prior to the date of your first withdrawal.
We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent purchase payments (and any associated Credits) will increase the Total Annual Income Amount, while “excess” withdrawals (as described below) may decrease the Total Annual Income Amount.
Key Feature – Total Annual Income Amount under the Highest Daily Lifetime Five Benefit
The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. For purposes of the mathematical formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value.
Under the Highest Daily Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount (“Excess Income”), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply.
Any Purchase Payment that you make will increase the then-existing Total Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).
If your Annuity permits additional Purchase Payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Except for Annuities issued in the state of Florida, effective September 14, 2012, we no longer accept additional purchase payments to Annuities with the Highest Daily Lifetime Five benefit. For Annuities issued in Florida, this restriction does not apply and you may continue to make additional Purchase Payments at this time.
An automatic step-up feature (“Highest Quarterly Auto Step-Up”) is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for Highest Daily Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
The Highest Daily Lifetime Five benefit does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under Highest Daily Lifetime Five, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.
Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Five benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2006.

▪	The Highest Daily Lifetime Five benefit is elected on March 5, 2007.

Dollar-for-dollar reductions
On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount – $6,000 less $2,500 = $3,500.
Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount – $1,500 – reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).
Here is the calculation:

Account Value before withdrawal	$110,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$106,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$106,500.00
Ratio	1.41%
Total Annual Income Amount	$6,000.00
Less ratio of 1.41%	$84.51
Total Annual Income Amount for future Annuity Years	$5,915.49
Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credit with respect to XT6).
Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

Date*	Account Value	Highest Quarterly Value (adjusted with withdrawal and purchase payments)**	Adjusted Total Annual Income Amount (5% of the highest quarterly value)
June 1, 2007	$118,000.00	$118,000.00	$5,900.00
August 6, 2007	$110,000.00	$112,885.55	$5,644.28
September 1, 2007	$112,000.00	$112,885.55	$5,644.28
December 1, 2007	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter – March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**
In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

■
The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

■
This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.
In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year’s Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

Benefits under the Highest Daily Lifetime Five Benefit

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To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under Highest Daily Lifetime Five, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount, the Highest Daily Lifetime Five benefit terminates, and no additional payments will be made.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any Annuity option available; or

(2)
request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)
the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪	If no withdrawal was ever taken, we will calculate the Total Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

▪	Please note that if your Annuity has a maximum Annuity Date requirement, payments that we make under this benefit as of that date will be treated as annuity payments.
Other Important Considerations

▪	Withdrawals under the Highest Daily Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.

▪
Withdrawals made while the Highest Daily Lifetime Five Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Five Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime Five benefit. The Highest Daily Lifetime Five benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪
Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. However, the mathematical formula component of the benefit as described below may transfer Account Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances.

▪	You cannot allocate purchase payments or transfer Account Value to or from a Fixed Allocation if you elect this benefit.

▪
Transfers to and from the Sub-accounts and the Benefit Fixed Rate Account triggered by the formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime Five benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

▪
The charge for Highest Daily Lifetime Five is 0.60% annually, assessed against the daily net assets of the Sub-accounts. This charge is in addition to any other fees under the annuity. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. Also, the cost to us of providing the benefit is a factor, among many, that we consider when determining the interest rate credited under the Benefit Fixed Rate Account, and therefore, we credit lower interest rates due to this factor than we otherwise would.

▪
The basic Death Benefit will terminate if withdrawals taken under the Highest Daily Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Highest Daily Lifetime Five benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
Highest Daily Lifetime Five is no longer available for new elections. For Highest Daily Lifetime Five, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.
Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Five. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Five, except if (a) the new Owner has the same taxpayer identification number as the previous owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
We no longer permit elections of Highest Daily Lifetime Five. If you wish, you may cancel the Highest Daily Lifetime Five benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Highest Daily Lifetime Five benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of the Highest Daily Lifetime Five benefit, any Account Value allocated to the Benefit Fixed Rate Account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata. Once the Highest Daily Lifetime Five benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Highest Daily Lifetime Five benefit provided that the benefit you are looking to elect is available on a post-issue basis. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time. Any such new benefit may be more expensive.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit. If you terminate the benefit, you will lose the Protected Withdrawal Value, Annual Income Amount, as well as any Enhanced Protected Withdrawal Value and Return of Principal Guarantees.
Upon termination of Highest Daily Lifetime Five, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Allocations.
Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

a)	your Account Value on the day that you elected Highest Daily Lifetime Five; and

b)	the sum of each Purchase Payment you made (including any Credits with respect to XT6) during the one-year period after you elected the benefit.
If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of our variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount.
Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Five and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Mathematical Formula Component of Highest Daily Lifetime Five
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted Sub-accounts as the “Permitted Sub-accounts”. As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our mathematical formula under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the “Benefit Fixed Rate Account”). This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the Benefit Fixed Rate Account). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to or transfer Account Value to or from the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for Highest Daily Lifetime Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.
Under the formula component of Highest Daily Lifetime Five, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with the formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in Appendix F to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the “Target Ratio” or “r”. If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount. If you select the mathematical formula, see the discussion regarding the 90% cap.
As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, “flat” investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once elected, the ratios we use will be fixed.
While you are not notified when the formula dictates a transfer, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.
Depending on the results of the formula calculation we may, on any day:

▪	Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or

▪
If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or

▪
Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula. The amounts of any such transfer will vary, as dictated by the formula, and will depend on the factors listed below.

Prior to the first withdrawal, the primary driver of transfers to the Benefit Fixed Rate Account is the difference between your Account Value and your Total Protected Withdrawal Value. If none of your Account Value is allocated to the Benefit Fixed Rate Account, then over time the formula permits an increasing difference between the Account Value and the Total Protected Withdrawal Value before a transfer to the Benefit Fixed Rate Account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Benefit Fixed Rate Account, the smaller the difference between the Total Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Benefit Fixed Rate Account.
Each market cycle is unique, therefore the performance of your Sub-accounts and the Benefit Fixed Rate Account, and their impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Benefit Fixed Rate Account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Total Protected Withdrawal Value;

▪	The amount of time Highest Daily Lifetime Five has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the Benefit Fixed Rate Account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Benefit Fixed Rate Account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Benefit Fixed Rate Account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Benefit Fixed Rate Account even if the performance of your Permitted Sub-accounts is positive.
Any Account Value in the Benefit Fixed Rate Account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Benefit Fixed Rate Account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70  1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity that are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.
As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here. However, we do note that if you participate in Highest Daily Lifetime Five through a nonqualified annuity, and your annuity has received Enhanced Protected Withdrawal Value and/or an additional amount under the Return of Principal Guarantee, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
Optional 90% Cap Feature for the Formula under Highest Daily Lifetime Five
If you currently own an Annuity and have elected the Highest Daily Lifetime Five Income Benefit, you can elect this feature which utilizes a mathematical formula. The formula is described below and will (if you elect it) replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. This feature is available subject to state approval. The formula is found in Appendix F. Only the election of the 90% cap will prevent all of your Account Value from being allocated to the Benefit Fixed Rate Account. If all of your Account Value is currently allocated to the Benefit Fixed Rate Account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the Benefit Fixed Rate Account.
Under the formula, the formula will not execute a transfer to the Benefit Fixed Rate Account that results in more than 90% of your Account Value being allocated to the Benefit Fixed Rate Account (“90% cap” or “90% cap rule”). Thus, on any Valuation Day, if the formula would require a transfer into the Benefit Fixed Rate Account that would result in more than 90% of the Account Value being allocated to the Benefit Fixed Rate Account, only the amount that results in exactly 90% of the Account Value being allocated to the Benefit Fixed Rate Account will be transferred. Additionally, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is first a transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Benefit Fixed Rate Account that results in greater than 90% of your Account Value being allocated to the Benefit Fixed Rate Account. However, it is possible that, due to the investment performance of your allocations in the Benefit Fixed Rate Account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Benefit Fixed Rate Account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the Benefit Fixed Rate Account at least until there is first a transfer out of the Benefit Fixed Rate Account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Benefit Fixed Rate Account, and the formula will still not transfer any of your Account Value to the Benefit Fixed Rate Account (at least until there is first a transfer out of the Benefit Fixed Rate Account). For example:

▪
March 19, 2009 – a transfer is made to the Benefit Fixed Rate Account that results in the 90% cap being met and now $90,000 is allocated to the Benefit Fixed Rate Account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the Benefit Fixed Rate Account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

▪
As of March 20, 2009 (and at least until first a transfer is made out of the Benefit Fixed Rate Account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Benefit Fixed Rate Account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Benefit Fixed Rate Account).

▪
Once there is a transfer out of the Benefit Fixed Rate Account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account as dictated by the formula. Once you elect this feature, the transfer formula described above will be the formula for your Annuity.
In the event that more than ninety percent (90%) of your Account Value is allocated to the Benefit Fixed Rate Account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the Benefit Fixed Rate Account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the Benefit Fixed Rate Account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule).
Once the 90% cap rule is met, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is a first transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula.
Please be aware that after the initial transfer out of the Benefit Fixed Rate Account upon election of the 90% cap, there is no assurance that future transfers out will occur, or the amount of such future transfers, as a result of the election of the 90% cap. These transfers will be determined by the mathematical formula and depend on a number of factors unique to your annuity.
Important Considerations When Electing the Formula:

▪	At any given time, some, most or none of your Account Value may be allocated to the Benefit Fixed Rate Account.

▪	Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Benefit Fixed Rate Account.

▪
Because the charge for Highest Daily Lifetime Five is assessed against the daily net assets of the Sub-accounts, that charge will be assessed against all assets transferred into the Permitted Sub-accounts.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

HIGHEST DAILY LIFETIME® SEVEN INCOME BENEFIT (HD 7)
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven benefit.
Highest Daily Lifetime Seven Income Benefit is no longer available for new elections. The income benefit under Highest Daily Lifetime Seven currently is based on a single “designated life” who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Seven Benefit was not available if you elected any other optional living benefit, although you may have elected any optional death benefit other than the Highest Daily Value death benefit or the Plus40 Life Insurance Rider. As long as your Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the Investment options section of this prospectus. We no longer permit new elections of Highest Daily Lifetime Seven.
Highest Daily Lifetime Seven guarantees until the death of the single designated life the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime Seven, and in Appendix I to this prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
As discussed below, a key component of Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made “excess withdrawals.” Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Seven.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the “Tenth Anniversary Date”) or the date of the first withdrawal, the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

(2)	the Account Value.
If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

a)	the Account Value; or

b)	the Periodic Value on the date of the withdrawal.
If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

(1)	the Account Value; or

(2)	the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or

(3)	the sum of:

(a)	200% of the Account Value on the effective date of the benefit;

(b)	200% of all adjusted purchase payments made within one year after the effective date of the benefit; and

(c)	all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.
On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.
Key Feature – Annual Income Amount under the Highest Daily Lifetime Seven Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.
Under the Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual

Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven benefit.
An automatic step-up feature (“Highest Quarterly Auto Step-Up”) is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
The Highest Daily Lifetime Seven benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2007

▪	The Highest Daily Lifetime Seven benefit is elected on March 5, 2008

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime Seven benefit.
Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount-$6,000 less $2,500 = $3,500.
Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount – $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before withdrawal	$110,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$106,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$106,500.00
Ratio	1.41%
Annual Income Amount	$6,000.00
Less ratio of 1.41%	$84.51
Annual Income Amount for future Annuity Years	$5,915.49
Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant’s age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

Date*	Account value	Highest Quarterly Value (adjusted with withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Quarterly Value)
June 1, 2008	$118,000.00	$118,000.00	$5,900.00
August 6, 2008	$110,000.00	$112,885.55	$5,644.28
September 1, 2008	$112,000.00	$112,885.55	$5,644.28
December 1, 2008	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter – March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**
In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

■
The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

■
This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

■
The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.
Benefits Under the Highest Daily Lifetime Seven Benefit

▪
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime Seven, and amounts are still payable under Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

1)	apply your Account Value to any Annuity option available; or

2)	request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.
We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

2)	the Account Value.

▪	If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

▪	Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant’s 95th birthday will be treated as annuity payments.
Other Important Considerations

▪
Withdrawals under the Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.

▪
Withdrawals made while the Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Seven Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime Seven benefit. The Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪	Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the Prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

▪
Transfers to and from the elected Sub-accounts and an AST Investment Grade Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

▪
The fee for Highest Daily Lifetime Seven is 0.60% annually of the Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under the Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
We no longer permit new elections of Highest Daily Lifetime Seven.
For Highest Daily Lifetime Seven, there must have been either a single Owner who was the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old. Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Seven. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Seven, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
If you wish, you may cancel any Highest Daily Lifetime Seven benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Highest Daily Lifetime Seven benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of any Highest Daily Lifetime Seven benefit, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata. You should be aware that upon termination of Highest Daily Lifetime Seven, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit. Thus, the initial guarantees under any newly-elected benefit will be based on your current Account Value at the time you elect a new benefit. Once the Highest Daily Lifetime Seven benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Highest Daily Lifetime Seven benefit provided that the benefit you are looking to elect is available on a post-issue basis. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time. Any such new benefit may be more expensive.
Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

a)	your Account Value on the day that you elected Highest Daily Lifetime Seven; and

b)	the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.
If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount.
Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant (v) if both the Account Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see "Election of and Designations under the Benefit").
Upon termination of Highest Daily Lifetime Seven other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Mathematical Formula Component of Highest Daily Lifetime Seven
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the “Permitted Sub-accounts”. As a requirement of participating in Highest Daily Lifetime Seven, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the “AST Investment Grade Bond Sub-account”). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix I to this prospectus.
Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant’s attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the “Target Ratio” or “r”. If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.
If you elect the formula (90% Cap Feature), see discussion regarding that feature.
As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, “flat” investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime Seven and existing Annuities that elect Highest Daily Lifetime Seven, however, we reserve the right, subject to any required regulatory approval, to change the ratios.
While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven.
Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

▪	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

▪
If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or

▪	Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.
Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary as dictated by the formula, and will depend on the factors listed below.
Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Protected Withdrawal Value;

▪	The amount of time Highest Daily Lifetime Seven has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.
Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under “Key Feature – Protected Withdrawal Value”.
As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.
However, we do note that if you participate in Highest Daily Lifetime Seven through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
Highest Daily Lifetime Seven with Beneficiary Income Option
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven with Beneficiary Income Option.
There is an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or (“BIO”). Highest Daily Lifetime Seven was available without also selecting the Beneficiary Income Option death benefit. We no longer permit elections of the Highest Daily Lifetime Seven with Beneficiary Income Option benefit. If you terminate your Highest Daily Lifetime Seven with BIO benefit to elect any other available living benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven with BIO benefit and will begin new guarantees under the newly elected benefit.
If you have elected this death benefit, you may not elect any other optional benefit. You may have elected the Beneficiary Income Option death benefit so long as the Annuitant is no older than age 75 at the time of election. For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Highest Daily Lifetime Seven itself. Because the fee for this benefit is based on the Protected Withdrawal Value, the fee for Highest Daily Lifetime Seven with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone.
Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.
If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income Amount – such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31st of the year following the annuity owner’s date of death. For nonqualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner’s date of death. For nonqualified annuities, if the beneficiary is other than an individual, payment under the Beneficiary Income Option may be limited to a period not exceeding five years from the owner’s date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary’s share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary’s death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.
Here is an example to illustrate how the death benefit may be paid:

▪
Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

▪
Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year payout period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary’s 75% share multiplied by $5000), is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary’s 75% share of the $100,000 Protected Withdrawal Value).
The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).
If you elect to terminate Highest Daily Lifetime Seven with Beneficiary Income Option, both Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the “Election of and Designations under the Benefit” section, above.
Highest Daily Lifetime Seven with Lifetime Income Accelerator
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven with Lifetime Income Accelerator.
There is another version of Highest Daily Lifetime Seven that we call Highest Daily Lifetime Seven with Lifetime Income Accelerator (“Highest Daily Lifetime Seven with LIA”). We no longer permit new elections of Highest Daily Lifetime Seven with LIA.
If you have elected this benefit, you may not elect any other optional benefit. The income benefit under Highest Daily Lifetime Seven with LIA was based on a single “designated life” who was between the ages of 55 and 75 on the date that the benefit was elected. If you terminate your Highest Daily Lifetime Seven Benefit with LIA to elect any other available living benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven benefit with LIA and will begin the new guarantees under the newly elected benefit based on the account value as of the date the new benefit becomes active.
Highest Daily Lifetime Seven with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.
Highest Daily Lifetime Seven with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the “LIA Amount”) if you meet the conditions set forth below. If you had chosen the Highest Daily Lifetime Seven with LIA, the maximum charge is 2.00% of Protected Withdrawal Value (“PWV”) annually. We deduct the current charge (0.95% of PWV) at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.2375% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the protected withdrawal value, the fee for Highest Daily Lifetime Seven with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.
If this benefit was elected within an Annuity held as a 403 (b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403 (b) plan itself.

You could have chosen Highest Daily Lifetime Seven without also electing LIA, however you may not have elected LIA without Highest Daily Lifetime Seven. All terms and conditions of Highest Daily Lifetime Seven apply to this version of the benefit, except as described herein.
Eligibility Requirements for LIA Amount Both a waiting period of 36 months, from the benefit effective date, and an elimination period of 120 days, from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. Assuming the 36 month waiting period has been met and we have received the notification referenced in .the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, either or both of the following requirements (“LIA conditions”) must be met. It is not necessary to meet both conditions:

1)
The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

2)	The designated life is unable to perform two or more basic abilities of caring for oneself or “activities of daily living.” We define these basic abilities as:

i.	Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.

ii.	Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

iii.	Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

iv.	Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

v.	Transferring: Moving into or out of a bed, chair or wheelchair.

vi.
Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

You must notify us when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described in this prospectus under the Highest Daily Lifetime Seven Benefit.
Additionally, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the “ineligibility effective date”). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All “Excess Income” conditions described above in “Key Feature – Annual Income Amount under the Highest Daily Lifetime Seven Benefit” would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.
You should also keep in mind that, at the time you are experiencing the LIA conditions that would qualify you for the LIA Amount, you may also be experiencing other disabilities that could impede your ability to conduct your affairs. You may wish to consult with a legal advisor to determine whether you should authorize a fiduciary who could notify us if you meet the LIA conditions and apply for the benefit.
LIA Amount at the First Withdrawal. If your first withdrawal subsequent to election of Highest Daily Lifetime Seven with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.
LIA Amount after the First Withdrawal. If you become eligible for the LIA Amount after you have taken your first withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any withdrawals that have been taken in the current Annuity Year. Cumulative withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.
Withdrawals in Excess of the LIA Amount. If your cumulative withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible (“Excess Withdrawal”), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.

Withdrawals are not required. However, subsequent to the first withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.
Purchase Payments. If you are eligible for the LIA Amount as described under “Eligibility Requirements for LIA Amount” and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.
Step Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.
Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount, or as a result of the fee that we assess for Highest Daily Lifetime Seven with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under “Eligibility Requirements for LIA Amount” above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under “Eligibility Requirements for LIA Amount”. To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), Highest Daily Lifetime Seven with LIA terminates, and no additional payments are permitted.
Annuity Options. In addition to the Highest Daily Lifetime Seven Annuity Options described above, after the 10th benefit anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make payments equal to the LIA Amount. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Prior to the 10th benefit anniversary this option is not available.
We will continue to make payments until the death of the Designated Life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.
If you elected Highest Daily Lifetime Seven with LIA, and never meet the eligibility requirements, you will not receive any additional payments based on the LIA Amount.
Optional 90% Cap Feature for Formula for Highest Daily Lifetime Seven
If you currently own an Annuity and have elected the Highest Daily Lifetime Seven Income Benefit (including Highest Daily Lifetime Seven with Beneficiary Income Option and Highest Daily Lifetime Seven with Lifetime Income Accelerator) or Spousal Highest Daily Lifetime Seven Income Benefit (including Spousal Highest Daily Lifetime Seven with Beneficiary Income Option), you can elect this feature (subject to state approval) which utilizes a mathematical formula. The formula is described below and will replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The mathematical formula is found in Appendix I. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.
Under the formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account (“90% cap” or “90% Cap Rule”). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,

▪
March 19, 2009 – a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

▪
As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).

▪
Once there is a transfer out of the AST Investment Grade Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the transfer formula described above and set forth in Appendix I will be the formula for your Annuity.
In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the Permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.
Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).
Important Consideration When Electing the Formula

▪	At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

SPOUSAL HIGHEST DAILY LIFETIME® SEVEN INCOME BENEFIT (SHD7)
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime Seven Income benefit.
Spousal Highest Daily Lifetime Seven is the spousal version of Highest Daily Lifetime Seven. We no longer permit new elections of Spousal Highest Daily Lifetime Seven. Spousal Highest Daily Lifetime Seven must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 59 1/2 years old when the benefit was elected. Spousal Highest Daily Lifetime Seven was not available if you elected any other optional living benefit or optional death benefit. As long as your Spousal Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the Investment Options section of this prospectus.
The benefit that guarantees until the later death of two natural persons who are each other’s spouses at the time of election of the benefit (the “Designated Lives”, and each, a “Designated Life”) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime Seven benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Spousal Highest Daily Lifetime Seven, and in Appendix I to this prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account

Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
As discussed below, a key component of Spousal Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been “excess withdrawals.” Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Seven.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the “Tenth Anniversary Date”) or the date of the first withdrawal, the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

2)	the Account Value.
If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

1)	the Account Value; or

2)	the Periodic Value on the date of the withdrawal.
If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

1)	the Account Value; or

2)	the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or

3)	the sum of:

(a)	200% of the Account Value on the effective date of the benefit.

(b)	200% of all adjusted purchase payments made within one year after the effective date of the benefit; and

(c)	all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.
On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.
Key Feature – Annual Income Amount under the Spousal Highest Daily Lifetime Seven Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce.
Under the Spousal Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime Seven benefit.
An automatic step-up feature (“Highest Quarterly Auto Step-Up”) is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
The Spousal Highest Daily Lifetime Seven benefit does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2007

▪	The Spousal Highest Daily Lifetime Seven benefit is elected on March 5, 2008.

▪	The youngest Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime Seven benefit.
Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount – $6,000 less $2,500 = $3,500.
Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount – $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

Account Value before withdrawal	$110,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$106,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$106,500.00
Ratio	1.41%
Annual Income Amount	$6,000.00
Less ratio of 1.41%	$84.51
Annual Income Amount for future Annuity Years	$5,915.49
Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life’s age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

Date*	Account value	Highest Quarterly Value (adjusted with withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Quarterly Value)
June 1, 2008	$118,000.00	$118,000.00	$5,900.00
August 6, 2008	$110,000.00	$112,885.55	$5,644.28
September 1, 2008	$112,000.00	$112,885.55	$5,644.28
December 1, 2008	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter – March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**
In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

■
The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

■
This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.
In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.
Benefits Under the Spousal Highest Daily Lifetime Seven Benefit

▪
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime Seven, and amounts are still payable under Spousal Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

1)	apply your Account Value to any Annuity option available; or

2)
request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

We must receive your request in a form acceptable to us at our office.
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and

2)	the Account Value.

▪	If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

▪
Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the older of the owner or Annuitant’s 95th birthday, will be treated as annuity payments.

Other Important Considerations

▪
Withdrawals under the Spousal Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.

▪
Withdrawals made while the Spousal Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Spousal Highest Daily Lifetime Seven Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Highest Daily Lifetime Seven benefit. The Spousal Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪	Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

▪
Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Spousal Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfers of Account Value and allocation of Additional purchase payments may be subject to new investment limitations.

▪
The fee for Spousal Highest Daily Lifetime Seven is 0.75% annually of the Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under the Spousal Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Spousal Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
We no longer permit new elections of Spousal Highest Daily Lifetime Seven. Elections of Spousal Highest Daily Lifetime Seven must have been based on two Designated Lives. Designated Lives must be natural persons who are each other’s spouses at the time of election of the benefit. Spousal Highest Daily Lifetime Seven could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

▪
One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner’s spouse. The Owner/Annuitant and the beneficiary each must be at least 59  1/2 years old at the time of election; or

▪
Co-Annuity Owners, where the Owners are each other’s spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or

▪
One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59  1/2 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:

a)	if one Owner dies and the surviving spousal Owner assumes the Annuity or

b)
if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime Seven benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

If you wish, you may cancel any Spousal Highest Daily Lifetime Seven benefit. You may then elect any other available living benefit on any Valuation Day after you have cancelled the Spousal Highest Daily Lifetime Seven benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of any Spousal Highest Daily Lifetime Seven benefit, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instruction or in absence of such instruction, pro-rata. You should be aware that upon termination of Spousal Highest Daily Lifetime Seven, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit. Thus, the initial guarantees under any newly-elected benefit will be based on your current Account Value. Once the Spousal Highest Daily Lifetime Seven benefit is cancelled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Spousal Highest Daily Lifetime Seven benefit provided that the benefit you are looking to elect is available on a post-issue basis. Any such new benefit may be more expensive.
Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

a)	your Account Value on the day that you elected Spousal Highest Daily Lifetime Seven; and

b)	the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.
If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life) (ii) upon the death of the second
Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Benefit).
Upon termination of Spousal Highest Daily Lifetime Seven other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).
Mathematical Formula Component of Spousal Highest Daily Lifetime Seven
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected Spousal Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the “Permitted Sub-accounts”. As a requirement of participating in Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the “AST Investment Grade Bond Sub-account”). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of Spousal Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix I to this prospectus.
Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant’s attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the “Target Ratio” or “r”. If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.
If you elect the formula (90% Cap Feature), see discussion regarding that feature.
As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, “flat” investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Spousal Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Spousal Highest Daily Lifetime Seven and existing Annuities that elect Spousal Highest Daily Lifetime Seven, however, we reserve the right, subject to any required regulatory approval, to change the ratios.
While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Spousal Highest Daily Lifetime Seven.
Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

▪	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

▪
If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or

▪	Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.
Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary as dictated by the formula, and will depend on the factors listed below.
Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Protected Withdrawal Value;

▪	The amount of time Spousal Highest Daily Lifetime Seven has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.
Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2 (72 for those who would have reached age 70 ½ after 2019) . For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under “Key Feature – Protected Withdrawal Value”.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily

Lifetime Seven through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option.
There was an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. You may have chosen Spousal Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit (“BIO”). We no longer permit elections of Spousal Highest Daily Lifetime Seven with BIO. If you terminate your Spousal Highest Daily Lifetime Seven benefit with BIO to elect any other available living benefit, you will lose all guarantees under the Spousal Highest Daily Lifetime Seven benefit with BIO, and will begin new guarantees under the newly elected benefit based on the Account Value as of the date the new benefit becomes active.
If you elected the Beneficiary Income Option death benefit, you may not elect any other optional benefit. You could elect the Beneficiary Income Option death benefit so long as each Designated Life was no older than age 75 at the time of election. This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven with BIO may be greater than it would have been, had it been based on the Account Value alone.
For purposes of the Beneficiary Income Option death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Spousal Highest Daily Lifetime Seven itself. Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit. Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the base death benefit under the Annuity (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.
If there is one beneficiary, he/she must choose to receive either the base death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payment of the Annual Income Amount – such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31st of the year following the annuity owner’s date of death. For nonqualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner’s date of death. For nonqualified annuities, if the beneficiary is other than an individual, payment under the Beneficiary Income Option may be limited to a period not exceeding five years from the owner’s date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary’s share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary’s death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.
Here is an example to illustrate how the death benefit may be paid:

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Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

▪
Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year payout period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary’s 75% share multiplied by $5,000) is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary’s 75% share of the $100,000 Protected Withdrawal Value).
The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).
If you elect to terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, both Spousal Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the “Election of and Designations under the Benefit” section, above.
Optional 90% Cap Feature for Spousal Highest Daily Lifetime Seven
If you currently own an Annuity and have elected Spousal Highest Daily Lifetime Seven Income Benefit (including Spousal Highest Daily Lifetime Seven with Beneficiary Income Option), you can elect this feature which utilizes a mathematical formula. The formula is described below and will replace the “Transfer Calculation” portion of the formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The formula is found in Appendix I of this prospectus (page I-4). Only the election of the 90% cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.
Under the formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account (“90% cap” or “90% Cap Rule”). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap ). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,

▪
March 19, 2009 – a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

▪
As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).

▪
Once there is a transfer out of the AST Investment Grade Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the transfer formula described above and set forth in Appendix I will be the formula for your Annuity.
In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the Permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.
Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).
Important Considerations When Electing the Formula:

▪	At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

HIGHEST DAILY LIFETIME® 7 PLUS INCOME BENEFIT (HD 7 Plus)
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus benefit.
Highest Daily Lifetime 7 Plus is no longer offered for new elections. If you elected Highest Daily Lifetime 7 Plus and subsequently terminate the benefit, you may elect any available living benefit, subject to our current rules. See “Election of and Designations under the Benefit” and “Termination of Existing Benefits and Election of New Benefits” below for details. Please note that if you terminate Highest Daily Lifetime 7 Plus and elect another available living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. The income benefit under Highest Daily Lifetime 7 Plus is based on a single “designated life” who is at least 45 years old on the date that the benefit was elected. The Highest Daily Lifetime 7 Plus Benefit was not available if you elected any other optional living benefit, although you may elect any optional death benefit other than the Plus40 life insurance rider and Highest Daily Value death benefit. As long as your Highest Daily Lifetime 7 Plus Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the “Investment Options” section in this prospectus.
Highest Daily Lifetime 7 Plus guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life (“Lifetime Withdrawals”), provided that you have not made “excess withdrawals” that have resulted in your Account Value being reduced to zero. We also permit you to make a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. Highest Daily Lifetime 7 Plus may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime 7 Plus. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take an excess withdrawal that brings your Account Value to zero, it is possible that your Annual Income Amount could also fall to zero. In that scenario, no further amount would be payable under the Highest Daily Lifetime 7 Plus benefit.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraphs.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and

2)	the Account Value.
If you have not made a Lifetime Withdrawal on or before the 10th, 20th, or 25th Anniversary of the effective date of the benefit, your Periodic Value on the 10th, 20th, or 25th Anniversary of the benefit effective date is equal to the greater of:

1)	the Periodic Value described above or,

2)	the sum of (a), (b) and (c) below (proportionally reduced for any Non-Lifetime Withdrawals):

(a)	200% (on the 10th anniversary), 400% (on the 20th anniversary) or 600% (on the 25th anniversary) of the Account Value on the effective date of the benefit;

(b)	200% (on the 10th anniversary), 400% (on the 20th anniversary) or 600% (on the 25th anniversary) of all adjusted purchase payments made within one year following the effective date of the benefit; and

(c)	all adjusted purchase payments made after one year following the effective date of the benefit.
If you elected Highest Daily Lifetime 7 Plus with Beneficiary Income Option (“BIO”) (see below), we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary of the effective date of the benefit (“Tenth Anniversary”). This means that under the Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20th and 25th Anniversary of the Benefit Effective Date.

On and after the date of your first Lifetime Withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first Lifetime Withdrawal (as described below), and may be increased if you qualify for a step-up (as described below).
Return of Principal Guarantee
If you have not made a Lifetime Withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

a)	your Account Value on the day that you elected Highest Daily Lifetime 7 Plus proportionally reduced for any Non-Lifetime Withdrawal; and

b)
the sum of each Purchase Payment proportionally reduced for any subsequent Non-Lifetime Withdrawal (including the amount of any associated Credits) you made during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the AST Investment Grade Bond Sub-account), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. Because the amount is added to Account Value, it will also be subject to each charge under your Annuity based on Account Value. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime 7 Plus and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal (other than a Non-Lifetime Withdrawal) prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee. The Return of Principal Guarantee is referred to as the Guaranteed Minimum Account Value Credit in the benefit rider.
Key Feature – Annual Income Amount under the Highest Daily Lifetime 7 Plus Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 45 – less than 59  1/2, 5% for ages 59  1/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.
Under the Highest Daily Lifetime 7 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.
You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.
Any Purchase Payment that you make subsequent to the election of Highest Daily Lifetime 7 Plus will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 45 – less than 59 1/2, 5% for ages 59 1/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus benefit.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of Highest Daily Lifetime 7 Plus. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity

Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 4% for ages 45 – less than 59  1/2 , 5% for ages 59  1/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values that occurred on Valuation Days during the year. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime 7 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime 7 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
If you establish a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.
The Highest Daily Lifetime 7 Plus benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime 7 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime 7 Plus benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2008

▪	The Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 7 Plus benefit.
Example of dollar-for-dollar reductions
On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is between the ages of 59 1/2 and 74 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$114,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$114,500.00
Ratio	1.31%
Annual Income Amount	$6,000.00
Less ratio of 1.31%	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant’s age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including the amount of any associated Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the designated life is between 59 1/2 and 74 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including the amount of any associated Credits), is higher than $5,921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

Date*	Account Value	Highest Daily Value (adjusted with withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
November 25, 2009	$119,000.00	$119,000.00	$5,950.00
November 26, 2009		Thanksgiving Day
November 27, 2009	$113,000.00	$113,986.95	$5,699.35
November 30, 2009	$113,000.00	$113,986.95	$5,699.35
December 01, 2009	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.

**
In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

■
The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

■
This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.

■
The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Highest Daily Lifetime 7 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Access to Account Value – Can I Surrender My Annuity for Its Value?”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Highest Daily Lifetime 7 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Highest Daily Lifetime 7 Plus benefit. If you don’t elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.

The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value and the Return of Principal guarantee. It will also proportionally reduce the Periodic Value guarantees on the tenth, twentieth and twenty-fifth anniversaries of the benefit effective date (see description in “Key Feature – Protected Withdrawal Value,” above). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2008

▪	The Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

▪	The Account Value at benefit election was $105,000

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 7 Plus benefit.

▪	No previous withdrawals have been taken under the Highest Daily Lifetime 7 Plus benefit.
On May 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000, the 10th benefit year Return of Principal guarantee is $105,000, the 20th benefit year minimum Periodic Value guarantee is $420,000, the 25th benefit year minimum Periodic Value guarantee is $630,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on May 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Highest Daily Lifetime 7 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal Amount divided by	$15,000
Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
10th benefit year Return of Principal	$91,875
10th benefit year Minimum Periodic Value	$183,750
20th benefit year Minimum Periodic Value	$367,500
25th benefit year Minimum Periodic Value	$551,250
Required Minimum Distributions
Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amount will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution is greater than the Annual Income Amount. Any withdrawal you take that exceeds the Annual Income Amount in Annuity Years that your required minimum distribution amount is not greater than the Annual Income Amount will be treated as an Excess Withdrawal under the benefit. If your required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered an excess withdrawal.
In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar by dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as an excess withdrawal.
Example – Required Minimum Distributions
The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.

Annual Income Amount = $5,000
Remaining Annual Income Amount = $3,000
Required Minimum Distribution = $6,000
The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 – $5,000) = $4,000).
If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all of the guarantees associated with the Highest Daily Lifetime 7 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000), without being treated as an Excess Withdrawal is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.
Benefits Under Highest Daily Lifetime 7 Plus

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To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime 7 Plus, and amounts are still payable under Highest Daily Lifetime 7 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Highest Daily Lifetime 7 Plus, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime 7 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the Designated Life.

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If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any Annuity option available; or

(2)
request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single Designated Life. We must receive your request in a form acceptable to us at our office.

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In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪	If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.

▪	Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant’s 95th birthday will be treated as annuity payments.
Other Important Considerations

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Withdrawals under the Highest Daily Lifetime 7 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount.

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Withdrawals made while the Highest Daily Lifetime 7 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Fixed Rate Options (if you are participating in the 6 or 12 Month DCA Program). Withdrawals from the DCA Fixed Rate Options will be taken on a last-in, first-out basis.

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You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime 7 Plus benefit. The Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to our rules regarding time and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

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You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪	Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts.

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You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

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Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the Highest Daily Lifetime 7 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

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You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime 7 Plus benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

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The maximum charge for Highest Daily Lifetime 7 Plus is 1.50% annually of the greater of Account Value and the Protected Withdrawal Value (PWV). The current charge is 0.75% annually of the greater of Account Value and the Protected Withdrawal Value. We deduct this fee on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.1875% of the greater of the prior day’s Account Value or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account and from the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the Account Value at the benefit quarter, we will charge the remainder of the Account Value for the benefit and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

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The Basic Death Benefit will terminate if withdrawals taken under Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations Under the Benefit
We no longer permit new elections of Highest Daily Lifetime 7 Plus. For Highest Daily Lifetime 7 Plus, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 45 years old.
Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime 7 Plus. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime 7 Plus, except if (a) the new Owner has the same taxpayer identification number as the previous owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
Please note that if you terminate a living benefit such as Highest Daily Lifetime 7 Plus and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit
You may terminate Highest Daily Lifetime 7 Plus at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates: (i) upon your termination of the benefit, (ii) upon your surrender of the Annuity, (iii) upon your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount), (iv) upon our receipt of due proof of the death of the Annuitant, (v) if both the Account Value and Annual Income Amount equal zero, or (vi) if you cease to meet our requirements as described in “Election of and Designations under the Benefit”.
Upon termination of Highest Daily Lifetime 7 Plus other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

If a surviving spouse elects to continue the Annuity, the Highest Daily Lifetime 7 Plus benefit terminates. The spouse may elect the benefit subject to the restrictions discussed above.
How Highest Daily Lifetime 7 Plus Transfers Account Value between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime 7 Plus. For purposes of this benefit, we refer to those permitted investment options as the “Permitted Sub-accounts”. If your annuity was issued on or after May 1, 2009 (subject to regulatory approval), you may also choose to allocate purchase payments while this program is in effect to DCA Fixed Rate Options utilized with our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”). If you are participating in Highest Daily Lifetime 7 Plus and also are participating in the 6 or 12 Month DCA Program, and the formula under the benefit dictates a transfer from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account, then the amount to be transferred will be taken entirely from the Sub-accounts, provided there is sufficient Account Value in those Sub-accounts to meet the required transfer amount. Only if there is insufficient Account Value in those Sub-accounts will an amount be withdrawn from the DCA Fixed Rate Options. Amounts withdrawn from the DCA Fixed Rate Options under the formula will be taken on a last-in, first-out basis. For purposes of the discussion below concerning transfers from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account, amounts held within the DCA Fixed Rate Options are included within the term “Permitted Sub-Accounts”. Thus, amounts may be transferred from the DCA Fixed Rate Options in the circumstances described above and in the section of this prospectus entitled 6 or 12 Month Dollar Cost Averaging Program. Any transfer dictated by the formula out of the AST Investment Grade Bond Sub-account will be transferred to the Permitted Sub-accounts, not including the DCA Fixed Rate Options.
An integral part of Highest Daily Lifetime 7 Plus is the pre-determined mathematical formula used to transfer Account Value between the Permitted Sub-Accounts and a specified bond fund within the Advanced Series Trust (the “AST Investment Grade Bond Sub-Account”). The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to or make transfers to or from the AST Investment Grade Bond Sub-account. The formula monitors your Account Value daily and, if dictated by the formula, systematically transfers amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. The formula is set forth in Appendix J.
Speaking generally, the formula, which is applied each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that 5% is used in the formula, irrespective of the Annuitant’s attained age. Then it produces an estimate of the total amount targeted in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments (and associated purchase credits), and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts including any amounts allocated to DCA Fixed Rate Options. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the “Target Ratio” or “r”. If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on such third Valuation Day, make a transfer from the Permitted Sub-accounts in which you are invested (subject to the 90% cap feature) to the AST Investment Grade Bond Sub-account. As discussed above, if all or a portion of your Account Value is allocated to one or more DCA Fixed Rate Options at the time a transfer to the AST Investment Grade Bond Sub-account is required under the formula, we will first look to process the transfer from the Permitted Sub-accounts. If the amount allocated to the Permitted Sub-accounts is insufficient to satisfy the transfer, then any remaining amounts will be transferred from the DCA Fixed Rate Options on a “last-in, first-out” basis. Once a transfer is made, the three consecutive Valuation Days begin again. If, however, on any Valuation Day, the Target Ratio is above 84.5%, it will make a transfer from the Permitted Sub-accounts (subject to the 90% cap) to the AST Investment Grade Bond Sub-account (as described above). If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts will occur.
The formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account (“90% cap”). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the permitted sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,

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March 19, 2009 – a transfer is made to the AST Investment Grade Bond Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

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March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

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On March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST Investment Grade Bond Sub-account).

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Once there is a transfer out of the AST Investment Grade Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula.
As you can glean from the formula, poor or flat investment performance of your Account Value may result in a transfer of a portion of your Account Value in the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime 7 Plus, the values we use to compare to the Target Ratio will be fixed.
Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, a transfer may be made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts. Any such transfer will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after the transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.
The amount of the transfer will be equal to the lesser of:

a)	The total value of all your Account Value in the AST Investment Grade Bond Sub-account, or

b)	An amount equal to 5% of your total Account Value.
While you are not notified when your Annuity reaches a transfer trigger under the formula, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the transfer operates is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under Highest Daily Lifetime 7 Plus. Depending on the results of the calculations of the formula, we may, on any Valuation Day:

▪	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

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If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or

▪	Transfer a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.
At any given time, some, most or none of your Account Value will be allocated to the AST Investment Grade Bond Sub-account, as dictated by the formula.
Prior to the first Lifetime Withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Protected Withdrawal Value;

▪	The amount of time Highest Daily Lifetime 7 Plus has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect) and;

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula and subject to the 90% cap feature.
Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70  1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. Please note that any withdrawal (except the Non-Lifetime Withdrawal) you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under “Key Feature – Protected Withdrawal Value”.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily Lifetime 7 Plus through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-Lifetime Withdrawal provisions will apply.
Highest Daily Lifetime 7 Plus with Beneficiary Income Option
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus with Beneficiary Income Option.
We previously offered an optional death benefit feature under Highest Daily Lifetime 7 Plus, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or BIO. Highest Daily Lifetime 7 Plus with BIO is no longer available for new elections. Please note that if you terminate Highest Daily Lifetime 7 Plus with BIO and elect any other available living benefit you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. As long as your Highest Daily Lifetime 7 Plus with Beneficiary Income Option is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. This benefit could be elected, provided that all owners and beneficiaries are natural persons or an agent acting for a natural person.
If you elected this death benefit, you could not elect any other optional benefit. You could have elected the Beneficiary Income Option death benefit so long as the Annuitant was no older than age 75 at the time of election and met the Highest Daily Lifetime 7 Plus age requirements. For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Highest Daily Lifetime 7 Plus itself. However, we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary Date. This means that under the Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20th and 25th Anniversary of the Benefit Effective Date. If you choose the Highest Daily Lifetime 7 Plus with BIO, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value (“PWV”) annually. The current charge is 1.10% annually of the greater of the Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day’s Account Value or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Sub-account and from the DCA Fixed Rate Option (if applicable). Because the fee for this benefit is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero and, continue the benefit as described below.
Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity, (b) the Protected Withdrawal Value, and (c) the Annual Income Amount. If there were no Lifetime Withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were Lifetime Withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.
If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income Amount – such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Each beneficiary can choose to take his/her portion of either (a) the basic death benefit, or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31st of the year following the annuity owner’s date of death. For nonqualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner’s date of death. For nonqualified annuities, if the beneficiary is other than an individual, payment under the Beneficiary Income Option may be limited to a period not exceeding five years from the owner’s date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary’s share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary’s death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.
Here is an example to illustrate how the death benefit may be paid:

▪
Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

▪
Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year payout period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value). The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary’s 75% share multiplied by $5,000), is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary’s 75% share of the $100,000 Protected Withdrawal Value). The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

If you elect to terminate Highest Daily Lifetime 7 Plus with Beneficiary Income Option, both Highest Daily Lifetime 7 Plus and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Highest Daily Lifetime 7 Plus with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the “Election of and Designations under the Benefit” section above.
Highest Daily Lifetime 7 Plus with Lifetime Income AcceleratorSm
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator.
In the past, we offered a version of Highest Daily Lifetime 7 Plus called Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator (“Highest Daily Lifetime 7 Plus with LIA”). You could choose Highest Daily Lifetime 7 Plus with or without also electing LIA, however you could not elect LIA without Highest Daily Lifetime 7 Plus and you could elect the LIA benefit at the time you elect Highest Daily Lifetime 7 Plus. Please note that if you terminate Highest Daily Lifetime 7 Plus with LIA and elect any other available living benefit you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. If you elected this benefit, you may not have elected any other optional benefit. As long as your Highest Daily Lifetime 7 Plus with LIA benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. The income benefit under Highest Daily Lifetime 7 Plus with LIA was based on a single “designated life” who was between the ages of 45 and 75 on the date that the benefit is elected. All terms and conditions of Highest Daily Lifetime 7 Plus apply to this version of the benefit, except as described herein.

Highest Daily Lifetime 7 Plus with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.
Highest Daily Lifetime 7 Plus with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the “LIA Amount”) if you meet the conditions set forth below. If you choose the Highest Daily Lifetime 7 Plus with LIA, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value (“PWV”) annually. The current charge is 1.10% annually of the greater of Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day’s Account Value, or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Sub-account and the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.
If this benefit is being elected on an Annuity held as a 403(b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403(b) plan itself.
Eligibility Requirements for LIA Amount. Both a waiting period of 36 months from the benefit effective date, and an elimination period of 120 days from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. Assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, at least one of the following requirements (“LIA conditions”) must be met.

(1)
The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

(2)	The designated life is unable to perform two or more basic abilities of caring for oneself or “activities of daily living.” We define these basic abilities as:

i.	Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.

ii.	Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

iii.	Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

iv.	Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

v.	Transferring: Moving into or out of a bed, chair or wheelchair.

vi.
Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

You must notify us when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described above under the Highest Daily Lifetime 7 Plus benefit.
Additionally, once eligibility is determined, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the “ineligibility effective date”). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All “Excess Income” conditions described above in “Key Feature – Annual Income Amount under the Highest Daily Lifetime 7 Plus Benefit” would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.
LIA Amount at the First Lifetime Withdrawal.
If your first Lifetime Withdrawal subsequent to election of Highest Daily Lifetime 7 Plus with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.

LIA Amount After the First Lifetime Withdrawal.
If you become eligible for the LIA Amount after you have taken your first Lifetime Withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any Lifetime Withdrawals that have been taken in the current Annuity Year. Cumulative Lifetime Withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.
Withdrawals in Excess of the LIA Amount.
If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible (“Excess Withdrawal”), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount (excluding the Non-Lifetime Withdrawal) up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.
Withdrawals are not required. However, subsequent to the first Lifetime Withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.
Purchase Payments. If you are eligible for the LIA Amount as described under “Eligibility Requirements for LIA Amount” and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.
Step Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.
Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount when you are eligible, or as a result of the fee that we assess for Highest Daily Lifetime 7 Plus with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Highest Daily Lifetime 7 Plus with LIA, we will calculate the Annual Income Amount and any LIA amount if you are eligible, as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity Anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under “Eligibility Requirements for LIA Amount” above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under “Eligibility Requirements for LIA Amount”. To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), Highest Daily Lifetime 7 Plus with LIA terminates, and no additional payments are permitted.
Annuity Options. In addition to the Highest Daily Lifetime 7 Plus Annuity Options described above, after the Tenth Anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make payments equal to the LIA Amount. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Annuitization prior to the Tenth Anniversary will forfeit any present or future LIA amounts. We will continue to make payments until the death of the Designated Life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.
If you elect Highest Daily Lifetime 7 Plus with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.
SPOUSAL HIGHEST DAILY LIFETIME® 7 PLUS INCOME BENEFIT (SHD7 Plus)
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 7 Plus benefit.
Spousal Highest Daily Lifetime 7 Plus is the spousal version of Highest Daily Lifetime 7 Plus. We no longer offer Spousal Highest Daily Lifetime 7 Plus. If you elected Spousal Highest Daily Lifetime 7 Plus and subsequently terminate the benefit, you may elect another available living benefit, subject to our current rules. See “Termination of Existing Benefits and Election New Benefits”. Please note that if you terminate Spousal Highest Daily Lifetime 7 Plus and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. Spousal Highest Daily Lifetime 7 Plus could have been elected based on two Designated Lives, as described below. The youngest Designated Life must have been at least 50 years old and the oldest Designated Life must have been at least 55 years old when the benefit was elected. Spousal Highest Daily Lifetime 7 Plus is not available if you elected any other optional benefit. As long as your Spousal Highest Daily Lifetime 7 Plus Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the “Investment Options” section in this prospectus.
We previously offered a benefit that guarantees until the later death of two natural persons who are each other’s spouses at the time of election of the benefit (the “Designated Lives”, and each, a “Designated Life”) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the Designated Lives (“Lifetime Withdrawals”) provided you have not made “excess withdrawals” that have resulted in your Account Value being reduced to zero. We also permit a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime 7 Plus benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Spousal Highest Daily Lifetime 7 Plus. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take an excess withdrawal that brings your Account Value to zero, it is possible that your Annual Income Amount could also fall to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime 7 Plus.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and

(2)	the Account Value.
If you have not made a Lifetime Withdrawal on or before the 10th, 20th, or 25th Anniversary of the effective date of the benefit, your Periodic Value on the 10th, 20th, or 25th Anniversary of the benefit effective date is equal to the greater of:

(1)	the Periodic Value described above or,

(2)	the sum of (a), (b) and (c) (proportionally reduced for any Non-Lifetime Withdrawal):

(a)	200% (on the 10th anniversary), 400% (on the 20th anniversary) or 600% (on the 25th anniversary) of the Account Value on the effective date of the benefit;

(b)	200% (on the 10th anniversary), 400% (on the 20th anniversary) or 600% (on the 25th anniversary) of all adjusted purchase payments made within one year following the effective date of the benefit; and

(c)	All adjusted purchase payments made after one year following the effective date of the benefit.
If you elect Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option (“BIO”) (see below), we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary of the effective date of the benefit (“Tenth Anniversary”). This means that under the Spousal Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20th and 25th Anniversary of the Benefit Effective Date.
On and after the date of your first Lifetime Withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first Lifetime Withdrawal (as described below), and may be increased if you qualify for a step-up (as described below).
Return of Principal Guarantee
If you have not made a Lifetime Withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

a)	your Account Value on the day that you elected Spousal Highest Daily Lifetime 7 Plus proportionally reduced for any Non-Lifetime Withdrawal; and

b)
the sum of each Purchase Payment proportionally reduced for any subsequent Non-Lifetime Withdrawal (including the amount of any associated Credits) you made during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the AST Investment Grade Bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. Because the amount is added to your Account Value, it will also be subject to each charge under your Annuity based on Account Value. This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime 7 Plus and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal, including a required minimum distribution, (other than a Non-Lifetime Withdrawal) prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee. The Return of Principal Guarantee is referred to as the Guaranteed Minimum Account Value Credit in the benefit rider.
Key Feature – Annual Income Amount under the Spousal Highest Daily Lifetime 7 Plus Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the youngest Designated Life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 50 – less than 59 1/2, 5% for ages 59 1/2-79, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce.
Under the Spousal Highest Daily Lifetime 7 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.
You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.
Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime 7 Plus will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credit) based on the age of the younger Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 50 – less than 59 1/2, 5% for ages 59 1/2-79, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older), and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credit).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 7 Plus benefit.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 4% for ages 50 – less than 59  1/2, 5% for ages 59  1/2-79, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Account Values that occurred on Valuation Days during the year. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime 7 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime 7 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
If you establish a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.
The Spousal Highest Daily Lifetime 7 Plus benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime 7 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime 7 Plus benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2008

▪	The Spousal Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

▪	The younger Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 7 Plus benefit.
Example of dollar-for-dollar reductions
On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest designated life is between the ages of 59 1/2 and 79 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$114,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$114,500.00
Ratio	1.31%
Annual Income Amount	$6,000.00
Less ratio of 1.31%	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life’s age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including the amount of any associated Credits).

Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the youngest Designated Life is between 59 1/2 and 79 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including credits), is higher than $5921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

Date*	Account value	Highest Daily Value (adjusted with withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
November 25, 2009	$119,000.00	$119,000.00	$5,950.00
November 26, 2009		Thanksgiving Day
November 27, 2009	$113,000.00	$113,986.95	$5,699.35
November 30, 2009	$113,000.00	$113,986.95	$5,699.35
December 01, 2009	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.

**
In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

■
The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

■
This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.

■
The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Spousal Highest Daily Lifetime 7 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Access to Account Value – Can I Surrender My Annuity for Its Value?”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Spousal Highest Daily Lifetime 7 Plus benefit. If you don’t elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value and the Return of Principal guarantee. It will also proportionally reduce the Periodic Value guarantees on the tenth, twentieth and twenty-fifth anniversaries of the benefit effective date (see description in “Key Feature – Protected Withdrawal Value,” above). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the time of the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2008

▪	The Spousal Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

▪	The Account Value at benefit election was $105,000

▪	The younger Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 7 Plus benefit

▪	No previous withdrawals have been taken under the Spousal Highest Daily Lifetime 7 Plus benefit
On May 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000, the 10th benefit year Return of Principal guarantee is $105,000, the 20th benefit year minimum Periodic Value guarantee is $420,000, the 25th benefit year minimum Periodic Value guarantee is $630,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on May 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal Amount divided by	$15,000
Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
10th benefit year Return of Principal	$91,875
10th benefit year Minimum Periodic Value	$183,750
20th benefit year Minimum Periodic Value	$367,500
25th benefit year Minimum Periodic Value	$551,250
Required Minimum Distributions
Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Any withdrawal you take that exceeds the Annual Income Amount in Annuity Years that your required minimum distribution amount is not greater than the Annual Income Amount will be treated as an Excess Withdrawal under the benefit. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered an excess withdrawal. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar for dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as an excess withdrawal.
Example – Required Minimum Distributions
The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.
Annual Income Amount = $5,000
Remaining Annual Income Amount = $3,000
Required Minimum Distribution = $6,000
The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 – $5,000) = $4,000).
If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000) without being treated as an Excess Withdrawal is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.
Benefits Under Spousal Highest Daily Lifetime 7 Plus

▪
To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime 7 Plus, and amounts are still payable under Spousal Highest Daily Lifetime 7 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Spousal Highest Daily Lifetime 7 Plus, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity Anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining Annual Income

Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime 7 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution under the Annuity the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the second Designated Life.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any Annuity option available; or

(2)
request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life. We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪	If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.

▪
Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the older of the owner or Annuitant’s 95 th birthday will be treated as annuity payments.

Other Important Considerations

▪
Withdrawals under the Spousal Highest Daily Lifetime 7 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount.

▪
Withdrawals made while the Spousal Highest Daily Lifetime 7 Plus benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Fixed Rate Options (if you are participating in the 6 or 12 Month DCA Program). Withdrawals from the DCA Fixed Rate Options will be taken on a last-in, first-out basis.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Highest Daily Lifetime 7 Plus benefit. The Spousal Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to program rules regarding the timing and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪	Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elected this benefit. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

▪
Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the Spousal Highest Daily Lifetime 7 Plus pre-determined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

▪
You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Spousal Highest Daily Lifetime 7 Plus benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfers of Account Value and allocation of Additional purchase payments may be subject to new investment limitations.

▪
The maximum fee for Spousal Highest Daily Lifetime 7 Plus is 1.50% annually of the greater of Account Value and the Protected Withdrawal Value. The current fee for Spousal Highest Daily Lifetime 7 Plus is 0.90% annually of the greater of Account Value and the Protected Withdrawal Value. We deduct this fee on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.225% of the greater of the prior day’s Account Value, or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Sub-account and from the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of the Account Value and the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 7 Plus may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under Spousal Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Spousal Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations Under the Benefit
We no longer permit new elections of Spousal Highest Daily Lifetime 7 Plus. Spousal Highest Daily Lifetime 7 Plus could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other’s spouses at the time of election of the benefit. Spousal Highest Daily Lifetime 7 Plus only could be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

▪
One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner’s spouse. The youngest Owner/Annuitant and the beneficiary must be at least 50 years old and the oldest must be at least 55 years old at the time of election; or

▪
Co-Annuity Owners, where the Owners are each other’s spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. The youngest Owner must be at least 50 years old and the oldest owner must be at least 55 years old at the time of election; or

▪
One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. The youngest of the Annuitant and the Contingent Annuitant must be at least 50 years old and the oldest must be at least 55 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows: (a) if one Owner dies and the surviving spousal Owner assumes the Annuity, or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime 7 Plus benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.
Spousal Highest Daily Lifetime 7 Plus could have been elected at the time that you purchased your Annuity or after the Issue Date, subject to our eligibility rules and restrictions. See “Termination of Existing Benefits and Election of New Benefits” below for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life), (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit, (iv) upon your surrender of the Annuity, (v) upon your election to begin receiving annuity payments (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount), (vi) if both the Account Value and Annual Income Amount equal zero, or (vii) if you cease to meet our requirements as described in “Election of and Designations under the Benefit”.
Upon termination of Spousal Highest Daily Lifetime 7 Plus other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options based on your existing allocation instructions or (in the absence of such instruction) pro rata (i.e. in the same proportion as the current balances in your variable investment options).
How Spousal Highest Daily Lifetime 7 Plus Transfers Account Value between Your Permitted Sub-accounts And The AST Investment Grade Bond Sub-account
See “How Highest Daily Lifetime 7 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account” in this Prospectus for information regarding this component of the benefit.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70  1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. Please note that any withdrawal (except the Non-Lifetime Withdrawal) you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under “Key Feature – Protected Withdrawal Value”.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime 7 Plus through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-Lifetime Withdrawal provisions will apply.
Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option.
We previously offered an optional death benefit feature under Spousal Highest Daily Lifetime 7 Plus, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or BIO. Spousal Highest Daily Lifetime 7 Plus with BIO is no longer available for new elections. You could choose Spousal Highest Daily Lifetime 7 Plus with or without also selecting the Beneficiary Income Option death benefit. However, you could not elect the Beneficiary Income Option without Spousal Highest Daily Lifetime 7 Plus and you could elect the Beneficiary Income Option death benefit at the time you elect Spousal Highest Daily Lifetime 7 Plus. Please note that if you terminate Spousal Highest Daily Lifetime 7 Plus with BIO and elect any available living benefit you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. As long as your Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit.
If you elected the Beneficiary Income Option death benefit, you could not elect any other optional benefit. You could elect the Beneficiary Income Option death benefit so long as each Designated Life is no older than age 75 at the time of election and the Spousal Highest Daily Lifetime 7 Plus age requirements are met. This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation. If you choose the Spousal Highest Daily Lifetime 7 Plus with BIO, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value (“PWV”) annually. The current charge is 1.10% annually of the greater of Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day’s Account Value or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts, including the AST Investment Grade Bond Sub-account and from the DCA Fixed Rate Option (if applicable). Because the fee for this benefit is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 7 Plus with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.
For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Spousal Highest Daily Lifetime 7 Plus itself. However, we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary Date. This means that under the Spousal Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20th and 25th Anniversary of the Benefit Effective Date. Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit. Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity, (b) the Protected Withdrawal Value (less any credits associated with purchase payments applied within 12 months prior to the date of death), and (c) the Annual Income

Amount. If there were no Lifetime Withdrawals prior to the date of death of the second Designated Life, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death of the second Designated Life, and we calculate the Annual Income Amount as if there were a Lifetime Withdrawal on the date of death of the second Designated Life. If there were Lifetime Withdrawals prior to the date of death of the second Designated Life, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.
If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payments of the Annual Income Amount – such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic Death Benefit, or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31st of the year following the annuity owner’s date of death. For nonqualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner’s date of death. For nonqualified annuities, if the beneficiary is other than an individual, payment under the Beneficiary Income Option may be limited to a period not exceeding five years from the owner’s date of death. In order to receive the Beneficiary Income Option Death Benefit, each beneficiary’s share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary’s death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.
Here is an example to illustrate how the death benefit may be paid:

▪
Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

▪
Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year payout period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value). The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary’s 75% share multiplied by $5,000) is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary’s 75% share of the $100,000 Protected Withdrawal Value). The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

If you elect to terminate Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, both Spousal Highest Daily Lifetime 7 Plus and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the “Election of and Designations under the Benefit” section.
HIGHEST DAILY LIFETIME® 6 PLUS INCOME BENEFIT (HD 6 Plus)
Effective September 14, 2012, Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 6 Plus benefit.
We offered a benefit that guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life (“Lifetime Withdrawals”), provided that you have not made withdrawals of excess income that have resulted in your Account Value being reduced to zero. We also permit you to make a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. Highest Daily Lifetime 6 Plus may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to take withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Highest Daily Lifetime 6 Plus is the mathematical formula we employ that may periodically transfer your Account Value to and from the AST Investment Grade Bond Sub-account. See the section below entitled “How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.” Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
The income benefit under Highest Daily Lifetime 6 Plus currently is based on a single “designated life” who is at least 45 years old on the date that the benefit is acquired. The Highest Daily Lifetime 6 Plus Benefit is not available if you elect any other optional living benefit or the Plus40 life insurance rider or the Highest Daily Value death benefit. As long as your Highest Daily Lifetime 6 Plus Benefit is in effect, you must allocate your Account Value in accordance with the permitted Sub-accounts and other investment option(s) available with this benefit. For a more detailed description of the permitted investment options, see the “Investment Options” section.
Highest Daily Lifetime 6 Plus also provides for a Death Benefit generally equal to three times your Annual Income Amount. The Death Benefit is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent’s death. See Death Benefit Component of Highest Daily Lifetime 6 Plus, below.

Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take withdrawals of excess income that bring your Account Value to zero, your Annual Income Amount would also fall to zero, and the benefit would terminate. In that scenario, no further amount, including the death benefit described below, would be payable under the Highest Daily Lifetime 6 Plus benefit.
You may also participate in the 6 or 12 Month Dollar Cost Averaging Program if you elect Highest Daily Lifetime 6 Plus for Annuities issued on or after May 1, 2009, subject to the 6 or 12 Month DCA Program’s rules, and subject to State approvals. The 6 or 12 Month DCA Program is not available in certain states.
Currently, if you elect Highest Daily Lifetime 6 Plus and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. See “Election of and Designations under the Benefit” below and “Termination of Existing Benefits and Election of New Benefits” for details. Please note that if you terminate Highest Daily Lifetime 6 Plus and elect another living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraphs.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 6% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any purchase payment (including any associated purchase Credits) made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and

(2)	the Account Value on the current Valuation Day.
If you have not made a Lifetime Withdrawal on or before the 10th or 20th Anniversary of the effective date of the benefit, your Periodic Value on the 10th or 20th Anniversary of the benefit effective date is equal to the greater of:

(1)	the Periodic Value described above or,

(2)	the sum of (a), (b) and (c) below (proportionally reduced for any Non-Lifetime Withdrawals):

(a)
200% (on the 10th anniversary) or 400% (on the 20th anniversary) of the Account Value on the effective date of the benefit including any purchase payments (including any associated purchase Credits) made on that day;

(b)
200% (on the 10th anniversary) or 400% (on the 20th anniversary) of all purchase payments (including any associated purchase Credits) made within one year following the effective date of the benefit; and

(c)	all purchase payments (including any associated purchase Credits) made after one year following the effective date of the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Account Value upon any step-up, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals (see below).
Key Feature – Annual Income Amount under the Highest Daily Lifetime 6 Plus Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 45 – less than 59 1/2; 5% for ages 59 1/2-79, and 6% for ages 80 or older. Under the Highest Daily Lifetime 6 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). If you take withdrawals of Excess Income, only the portion of the Lifetime Withdrawal that exceeds the remaining Annual Income Amount will proportionally reduce your Protected Withdrawal Value and Annual Income Amount in future years. Reductions are based on the actual amount of the withdrawal, including any Contingent Deferred Sales Charge (CDSC) that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.
You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.
Any purchase payment that you make subsequent to the election of Highest Daily Lifetime 6 Plus and subsequent to the first Lifetime Withdrawal will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the purchase payment (including any associated purchase Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 45 – less than 59 1/2; 5% for ages 59 1/2-79 and 6% for ages 80 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated purchase Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 6 Plus benefit.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of Highest Daily Lifetime 6 Plus. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 4% for ages 45 – less than 59  1/2; 5% for ages 59  1/2-79, and 6% for ages 80 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime 6 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime 6 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
If you are engaged in a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.
The Highest Daily Lifetime 6 Plus benefit does not affect your ability to take withdrawals under your Annuity, or limit your ability to take withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime 6 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime 6 Plus benefit or any other fees and charges under the Annuity. Assume the following for all three examples:

▪	The Issue Date is December 1, 2008

▪	The Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 6 Plus benefit.

Example of dollar-for-dollar reductions
On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the designated life is between the ages of 59 1/2 and 79 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$114,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$114,500.00
Ratio	1.31%
Annual Income Amount	$6,000.00
Less ratio of 1.31%	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant’s age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including any associated purchase Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the designated life is between 59 1/2 and 79 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including any associated purchase Credits), is higher than $5,921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

Date*	Account value	Highest Daily Value (adjusted with withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
November 25, 2009	$119,000.00	$119,000.00	$5,950.00
November 26, 2009		Thanksgiving Day
November 27, 2009	$113,000.00	$113,986.95	$5,699.35
November 30, 2009	$113,000.00	$113,986.95	$5,699.35
December 1, 2009	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.

**
In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

■
The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

■
This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.

■
The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Highest Daily Lifetime 6 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Access to Account Value – Can I Surrender My Annuity for Its Value?”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Highest Daily Lifetime 6 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Highest Daily Lifetime 6 Plus benefit. If you don’t elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.
The Non-Lifetime Withdrawal will proportionally reduce: the Protected Withdrawal Value; the Periodic Value guarantees on the tenth and twentieth anniversaries of the benefit effective date (described above); and the Death Benefit (described below). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2008

▪	The Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009

▪	The Account Value at benefit election was $105,000

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 6 Plus benefit

▪	No previous withdrawals have been taken under the Highest Daily Lifetime 6 Plus benefit
On October 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000, and the 20th benefit year minimum Periodic Value guarantee is $420,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Highest Daily Lifetime 6 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount divided by	$15,000
Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
10th benefit year Minimum Periodic Value	$183,750
20th benefit year Minimum Periodic Value	$367,500
Required Minimum Distributions
Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Unless designated as a Non-Lifetime Withdrawal, required minimum distributions are considered Lifetime Withdrawals. If you take a withdrawal in an Annuity Year in which your required minimum distribution for that year is not greater than the Annual Income Amount, and the amount of the withdrawal exceeds the Annual Income Amount for that year, we will treat the withdrawal as a withdrawal of Excess Income. Such a withdrawal of Excess Income will reduce the Annual Income Amount available in future years. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered a withdrawal of Excess Income. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar by dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as a withdrawal of Excess Income.
In any year in which the requirement to take required minimum distributions is suspended by law, we reserve the right, in our sole discretion and regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as a required minimum distribution if not for the suspension as eligible for treatment as described herein.
Example – Required Minimum Distributions
The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.
Annual Income Amount = $5,000
Remaining Annual Income Amount = $3,000
Required Minimum Distribution = $6,000
The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000: ($3,000 + ($6,000 – $5,000) = $4,000).
If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all of the guarantees associated with the Highest Daily Lifetime 6 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you stop taking withdrawals in the current Annuity Year and choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000), without being treated as a withdrawal of Excess Income is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.
Death Benefit Component of Highest Daily Lifetime 6 Plus
If you elect Highest Daily Lifetime 6 Plus, we include a death benefit (Death Benefit), at no additional cost that is linked to the Annual Income Amount under the benefit. If a death benefit is triggered and you currently own Highest Daily Lifetime 6 Plus, then your Death Benefit will be equal to the greatest of:

▪	the basic death benefit under the Annuity; and

▪	the amount of any optional death benefit you may have elected and remains in effect; and

▪
(a) if no Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount that would have been determined on the date of death if a Lifetime Withdrawal had occurred on that date, or (b) if a Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount as of our receipt of due proof of death. Under this component of the Death Benefit, we will not recapture the amount of any purchase Credit applied to an XT6 Annuity granted within 12 months prior to death.

Please note that the Death Benefit under Highest Daily Lifetime 6 Plus is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent’s death. This death benefit may not be available in all States.
Benefits Under Highest Daily Lifetime 6 Plus

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To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Highest Daily Lifetime 6 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. If this occurs, you will not be permitted to make additional purchase payments to your Annuity. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime 6 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution (as described above) under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the designated life. Please note if your Account Value is reduced to zero as result of withdrawals, the Death Benefit (described above under “Death Benefit Component of Highest Daily Lifetime 6 Plus”) will also be reduced to zero and the Death Benefit will not be payable.

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Please note that if your Account Value is reduced to zero, all subsequent payments will be treated as annuity payments. Further, payments that we make under this benefit after the first day of the calendar month coinciding with or next following the annuitant’s 95th birthday will be treated as annuity payments.

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If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any annuity option available; or

(2)
request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single designated life. We must receive your request in a form acceptable to us at our office.

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In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.
If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.
Please note that a Death Benefit (as described above) is not payable if annuity payments are being made at the time of the decedent’s death.
Other Important Considerations

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Withdrawals under the Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal.

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Withdrawals made while the Highest Daily Lifetime 6 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Fixed Rate Options (if you are participating in the 6 or 12 Month DCA Program). Withdrawals from the DCA Fixed Rate Options will be taken on a last-in, first-out basis.

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You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime 6 Plus benefit. The Highest Daily Lifetime 6 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to our rules regarding time and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of withdrawals.

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You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

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You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

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Transfers to and from the Sub-accounts, the DCA Fixed Rate Options, and the AST Investment Grade Bond Sub-account triggered by the Highest Daily Lifetime 6 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

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Upon inception of the benefit and to maintain the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts (or any DCA Fixed Rate Options if you elect the 6 or 12 Month DCA Program). If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirements will apply only to new elections of the benefit, and we will not compel you to reallocate your Account Value in accordance with our newly adopted requirements. However, you may be required to reallocate due to the merger of a Portfolio or the closing of a Portfolio. At the time of any change in requirements, and as applicable only to new elections of the benefit, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

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If you elect this benefit and in connection with that election, you are required to reallocate to different Sub-accounts, then on the Valuation Day we receive your request in good order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

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The Basic Death Benefit will terminate if withdrawals taken under Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

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The maximum charge for Highest Daily Lifetime 6 Plus is 1.50% annually of the greater of the Account Value and Protected Withdrawal Value. The current charge is 0.85% annually of the greater of the Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis 0.2125% of the greater of the prior Valuation Day’s Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account, and the DCA Fixed Rate Options (if applicable). Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Highest Daily Lifetime 6 Plus may be greater than it would have been, had it been based on the Account Value alone. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. The following example is hypothetical and is for illustrative purposes only.

Assume a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation Day’s Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day’s Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $425.00 ($200,000 X .2125%).
If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Highest Daily Lifetime 6 Plus benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described above) will not be payable.
Election of and Designations under the Benefit
For Highest Daily Lifetime 6 Plus, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 45 years old.
Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime 6 Plus. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime 6 Plus, except if (a) the new Owner has the same taxpayer identification number as the previous owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
Highest Daily Lifetime 6 Plus can be elected at the time that you purchase your Annuity or after the Issue Date, subject to availability, and our eligibility rules and restrictions. If you elect Highest Daily Lifetime 6 Plus and terminate it, you can re-elect it or elect any other living benefit, subject to our current rules and availability. Additionally, if you currently own an Annuity with a living benefit that is terminable, you may terminate your existing benefit rider and elect any available benefits subject to our current rules. See “Termination of Existing Benefits and Election of New Benefits” in the prospectus for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You and your financial professional should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit
You may terminate Highest Daily Lifetime 6 Plus at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates:
(i) upon your termination of the benefit, (ii) upon your surrender of the Annuity, (iii) upon your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of annuity payments, we will continue to pay the Annual Income Amount), (iv) upon our receipt of due proof of the death of the Annuitant (except insofar as paying the Death Benefit associated with this benefit), (v) if both the Account Value and Annual Income Amount equal zero, or (vi) if you cease to meet our requirements as described in “Election of and Designations under the Benefit” above.
Upon termination of Highest Daily Lifetime 6 Plus other than upon the death of the Annuitant or annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Account Value falling below the Account Value Floor. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts (including any amounts in the DCA Fixed Rate Options), and (ii) unless you are participating in an asset allocation program (i.e., Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials), Automatic Rebalancing Program, or 6 or 12 Month DCA Program for which we are providing administrative support), transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable investment options, pro rata (i.e. in the same proportion as the current balances in your variable investment options). If, prior to the transfer from the AST Investment

Grade Bond Sub-account, the Account Value in the variable investment options is zero, we will transfer such amounts according to your most recent allocation instructions.
If a surviving spouse elects to continue the Annuity, the Highest Daily Lifetime 6 Plus benefit terminates. The spouse may elect the benefit subject to the restrictions discussed above.
How Highest Daily Lifetime 6 Plus Transfers Account Value between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime 6 Plus. For purposes of this benefit, we refer to those permitted investment options as the “Permitted Sub-accounts”. Because these restrictions and the use of the predetermined mathematical formula lessen the risk that your Account Value will be reduced to zero while you are still alive, they also reduce the likelihood that we will make any lifetime income payments under this benefit. They may also limit your upside potential for growth. If your Annuity was issued on or after May 1, 2009 (subject to regulatory approval), you may also choose to allocate purchase payments while this program is in effect to DCA Fixed Rate Options utilized with our 6 or 12 Month Dollar Cost Averaging Program (“6 or 12 Month DCA Program”). If you are participating in Highest Daily Lifetime 6 Plus and also are participating in the 6 or 12 Month DCA Program, and the formula under the benefit dictates a transfer from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account (the “Bond Sub-account”), then the amount to be transferred will be taken entirely from the Sub-accounts, provided there is sufficient Account Value in those Sub-accounts to meet the required transfer amount. Only if there is insufficient Account Value in those Sub-accounts will an amount be withdrawn from the DCA Fixed Rate Options. Amounts withdrawn from the DCA Fixed Rate Options under the formula will be taken on a last-in, first-out basis. For purposes of the discussion below concerning transfers from the Permitted Sub-accounts to the Bond Sub-account, amounts held within the DCA Fixed Rate Options are included within the term “Permitted Sub-Accounts”. Thus, amounts may be transferred from the DCA Fixed Rate Options in the circumstances described above and in the section of the prospectus entitled 6 or 12 Month Dollar Cost Averaging Program. Any transfer dictated by the formula out of the Bond Sub-account will only be transferred to the Permitted Sub-accounts, not the DCA Fixed Rate Options.
An integral part of Highest Daily Lifetime 6 Plus (including Highest Daily Lifetime 6 Plus with LIA and Spousal Highest Daily Lifetime 6 Plus) is the predetermined mathematical formula used to transfer Account Value between the Permitted Sub-accounts and the Bond Sub-account. This predetermined mathematical formula (“formula”) runs each Valuation Day that the benefit is in effect on your Annuity and, as a result, transfers of Account Value between the Permitted Sub-accounts and the Bond Sub-account can occur on any Valuation Day subject to the conditions described below. Only the predetermined mathematical formula can transfer Account Value to and from the Bond Sub-account, and thus you may not allocate Purchase Payments to or make transfers to or from the Bond Sub-account. We are not providing you with investment advice through the use of the formula. The formula by which the transfer operates is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under Highest Daily Lifetime 6 Plus. The formula is not forward looking and contains no predictive or projective component with respect to the markets, the Account Value or the Protected Withdrawal Value. The formula is set forth in Appendix N.
Generally, the formula, which is applied each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. This amount may be different than the actual Annual Income Amount currently guaranteed under your benefit. Then it produces an estimate of the total amount targeted in the formula, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a Lifetime Withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent Purchase Payments (including any associated Purchase Credits), and any withdrawals of Excess Income. Next, the formula subtracts from the Target Value the amount held within the Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts including any amounts allocated to DCA Fixed Rate Options. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Bond Sub-account, is called the “Target Ratio” or “r”. If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on such third Valuation Day, make a transfer from the Permitted Sub-accounts in which you are invested (subject to the 90% cap discussed below) to the Bond Sub-account. As discussed above, if all or a portion of your Account Value is allocated to one or more DCA Fixed Rate Options at the time a transfer to the Bond Sub-account is required under the formula, we will first look to process the transfer from the Permitted Sub-accounts, other than the DCA Fixed Rate Options. If the amount allocated to the Permitted Sub-accounts is insufficient to satisfy the transfer, then any remaining amounts will be transferred from the DCA Fixed Rate Options on a “last-in, first-out” basis. Once a transfer is made, the Target Ratio must again be greater than 83% but less than or equal to 84.5% for three consecutive Valuation Days before a subsequent transfer to the Bond Sub-account will occur. If, however, on any Valuation Day, the Target Ratio is above 84.5%, the formula will make a transfer from the Permitted Sub-accounts (subject to the 90% cap) to the Bond Sub-account (as described above). If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the Bond Sub-account to the Permitted Sub-accounts (excluding the DCA Fixed Rate Options) will occur.
The formula will not execute a transfer to the Bond Sub-account that results in more than 90% of your Account Value being allocated to the Bond Sub-account (“90% cap”) on that Valuation Day. Thus, on any Valuation Day, if the formula would require a transfer to the Bond Sub-account that would result in more than 90% of the Account Value being allocated to the Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Bond Sub-account will be transferred. Additionally, future transfers into the Bond Sub-account will not be made (regardless of the performance of the Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Bond Sub-account. Once this transfer occurs out of the Bond Sub-account, future amounts may be transferred to or from the Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Bond Sub-account that results in greater than 90% of your Account Value being allocated to the Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Bond Sub-account.
If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the Bond Sub-account at least until there is first a transfer out of the Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Account Value is allocated to the Bond Sub-account, and the formula will still not transfer any of your Account Value to the Bond Sub-account (at least until there is first a transfer out of the Bond Sub-account). For example,

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September 4, 2012 – a transfer is made to the Bond Sub-account that results in the 90% cap being met and now $90,000 is allocated to the Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

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September 5, 2012 – you make an additional Purchase Payment of $10,000. No transfers have been made from the Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on September 4, 2012.

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On September 5, 2012 – (and at least until first a transfer is made out of the Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the Bond Sub-account).

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Once there is a transfer out of the Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Bond Sub-account as dictated by the formula.
Under the formula, investment performance of your Account Value that is negative, flat, or even moderately positive may result in a transfer of a portion of your Account Value in the Permitted Sub-accounts to the Bond Sub-account because such investment performance will tend to increase the Target Ratio. In deciding how much to transfer, we use another formula, which essentially seeks to reallocate amounts held in the Permitted Sub-accounts and the Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. The further the Target Ratio is from 80% when a transfer is occurring under the formula, the greater the transfer amount will be. Once you elect Highest Daily Lifetime 6 Plus, the values we use to compare to the Target Ratio will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime 6 Plus and existing Annuities that elect Highest Daily Lifetime 6 Plus in the future, however, we reserve the right to change such values.
Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, if there is money allocated to the Bond Sub-account, we will perform an additional monthly calculation to determine whether or not a transfer will be made from the Bond Sub-account to the Permitted Sub-accounts. This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after the transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.
The amount of the transfer will be equal to the lesser of:

a)	The total value of all your Account Value in the Bond Sub-account, or

b)	An amount equal to 5% of your total Account Value.
While you are not notified when your Annuity reaches a transfer trigger under the formula, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Bond Sub-account. Depending on the results of the calculations of the formula, we may, on any Valuation Day:

▪	Not make any transfer between the Permitted Sub-accounts and the Bond Sub-account; or

▪	If a portion of your Account Value was previously allocated to the Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts (as described above); or

▪	Transfer a portion of your Account Value in the Permitted Sub-accounts and the DCA Fixed Rate Options to the Bond Sub-account.
Prior to the first Lifetime Withdrawal, the primary driver of transfers to the Bond Sub-account is the difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Bond Sub-account.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Protected Withdrawal Value;

▪	The amount of time Highest Daily Lifetime 6 Plus has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the Bond Sub-account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
At any given time, some, most or none of your Account Value will be allocated to the Bond Sub-account, as dictated by the formula.
Because the amount allocated to the Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the Bond Sub-account, if dictated by the formula and subject to the 90% cap feature described above.
Any Account Value in the Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70  1/2 (72 for those who would have reached age 70 ½ after 2019) . For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily Lifetime 6 Plus through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-Lifetime Withdrawal provisions will apply.
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator
Effective September 14, 2012, Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator.
We offer another version of Highest Daily Lifetime 6 Plus that we call Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator (“Highest Daily Lifetime 6 Plus with LIA”). Highest Daily Lifetime 6 Plus with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the “LIA Amount”) if you meet the conditions set forth below. This version is only being offered in those jurisdictions where we have received regulatory approval. Highest Daily Lifetime 6 Plus with LIA is not available in New York and certain other states/jurisdictions. You may choose Highest Daily Lifetime 6 Plus with or without also electing LIA, however you may not elect LIA without Highest Daily Lifetime 6 Plus and you must elect the LIA benefit at the time you elect Highest Daily Lifetime 6 Plus. If you elect Highest Daily Lifetime 6 Plus without LIA and would like to add the feature later, you must terminate the Highest Daily Lifetime 6 Plus benefit and elect the Highest Daily Lifetime 6 Plus with LIA (subject to availability and benefit re-election provisions). Please note that if you terminate Highest Daily Lifetime 6 Plus and elect the Highest Daily Lifetime 6 Plus with LIA you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. Highest Daily Lifetime 6 Plus with LIA is offered as an alternative to other lifetime withdrawal options. If you elect this benefit, it may not be combined with any other optional living benefit or the Plus40 life insurance rider or the Highest Daily Value death benefit. As long as your Highest Daily Lifetime 6 Plus with LIA benefit is in effect, you must allocate your Account Value in accordance with the permitted and available investment option(s) with this benefit. The income benefit under Highest Daily Lifetime 6 Plus with LIA currently is based on a single “designated life” who is between the ages of 45 and 75 on the date that the benefit is elected and received in good order. All terms and conditions of Highest Daily Lifetime 6 Plus apply to this version of the benefit, except as described herein.

Highest Daily Lifetime 6 Plus with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.
If you elect the Highest Daily Lifetime 6 Plus with LIA, the maximum charge is 2.00% annually of the greater of the Account Value and Protected Withdrawal Value. The current charge is 1.20% annually of the greater of Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis, 0.30% of the greater of the prior Valuation Day’s Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account, and the DCA Fixed Rate Options (if applicable). Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Highest Daily Lifetime 6 Plus with LIA may be greater than it would have been, had it been based on the Account Value alone. The following example is hypothetical and is for illustrative purposes only.
Assume a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation Day’s Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day’s Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $600.00 ($200,000 X .30%)
If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Highest Daily Lifetime 6 Plus with LIA benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described below) will not be payable.
If this benefit is being elected on an Annuity held as a 403(b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403(b) plan itself.
Eligibility Requirements for LIA Amount. Both a waiting period of 36 months from the benefit effective date, and an elimination period of 120 days from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. The 120 day elimination period begins on the date that we receive notification from you of your eligibility for the LIA Amount. Thus, assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, at least one of the following requirements (“LIA conditions”) must be met.

(1)
The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

(2)	The designated life is unable to perform two or more basic abilities of caring for oneself or “activities of daily living.” We define these basic abilities as:

i.	Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.

ii.	Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

iii.	Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

iv.	Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

v.	Transferring: Moving into or out of a bed, chair or wheelchair.

vi.
Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

You must notify us in writing when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. The designated life must be available for any assessment or reassessment pursuant to our administrative process requirements. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described above under the Highest Daily Lifetime 6 Plus benefit.
Additionally, once eligibility is determined, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the “ineligibility effective date”). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All “Excess Income” conditions described above in “Key Feature – Annual Income Amount under the Highest Daily Lifetime 6 Plus Benefit” would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.
LIA Amount at the First Lifetime Withdrawal. If your first Lifetime Withdrawal subsequent to election of Highest Daily Lifetime 6 Plus with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.
LIA Amount after the First Lifetime Withdrawal. If you become eligible for the LIA Amount after you have taken your first Lifetime Withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any Lifetime Withdrawals that have been taken in the current Annuity Year. Cumulative Lifetime Withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the LIA benefit will be deemed a Lifetime Withdrawal.
Withdrawals in Excess of the LIA Amount. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible (“Excess Withdrawal”), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount (excluding the Non-Lifetime Withdrawal) up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA Amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.
Withdrawals are not required. However, subsequent to the first Lifetime Withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.
Purchase Payments. If you are eligible for the LIA Amount as described under “Eligibility Requirements for LIA Amount” and you make an additional purchase payment, the Annual Income Amount is increased by an amount obtained by applying the applicable percentage (4% for ages 45 – less than 59 1/2; 5% for ages 59 1/2-79; and 6% for ages 80 and older) to the purchase payment (including any associated purchase Credits). The applicable percentage is based on the attained age of the designated life on the date of the first Lifetime Withdrawal after the benefit effective date. The LIA Amount is increased by double the Annual Income Amount, if eligibility for LIA has been met. The Protected Withdrawal Value is increased by the amount of each purchase payment (including any associated purchase Credits).
If the Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount (or, if eligible for LIA, the LIA Amount) is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount (or, if eligible for LIA, the LIA Amount) in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.
Step-Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.
Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount when you are eligible, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under “Eligibility Requirements for LIA Amount” above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under “Eligibility Requirements for LIA Amount”. To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA amount (except in the case of required minimum distributions), Highest Daily Lifetime 6 Plus with LIA terminates, and no additional payments are permitted. A Death Benefit under Highest Daily Lifetime 6 Plus with LIA is not payable if guarantee payments are being made at the time of the decedent’s death.
Annuity Options. In addition to the Highest Daily Lifetime 6 Plus annuity options described above, after the tenth anniversary of the benefit effective date (“Tenth Anniversary”), you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make payments equal to the LIA Amount. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Annuitization prior to the Tenth Anniversary will forfeit any present or future LIA amounts. We will continue to make payments until the death of the designated life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun. A Death Benefit is not payable if annuity payments are being made at the time of the decedent’s death.
If you elect Highest Daily Lifetime 6 Plus with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.
Death Benefit Component of Highest Daily Lifetime 6 Plus with LIA. The provisions of the Death Benefit Component of Highest Daily Lifetime 6 Plus (see above for information about the Death Benefit) also apply to Highest Daily Lifetime Plus with LIA. Please note that with respect to Highest Daily Lifetime 6 Plus with LIA, we use the Annual Income Amount for purposes of the Death Benefit Calculations, not the LIA Amount.
SPOUSAL HIGHEST DAILY LIFETIME® 6 PLUS INCOME BENEFIT (SHD6 Plus)
Effective September 14, 2012, Spousal Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 6 Plus benefit.
Spousal Highest Daily Lifetime 6 Plus is the spousal version of Highest Daily Lifetime 6 Plus. Spousal Highest Daily Lifetime 6 Plus must have been elected based on two designated lives, as described below. The youngest designated life must be at least 50 years old and the oldest designated life must be at least 55 years old when the benefit is elected. Spousal Highest Daily Lifetime 6 Plus is not available if you elect any other optional benefit. As long as your Spousal Highest Daily Lifetime 6 Plus Benefit is in effect, you must allocate your Account Value in accordance with the permitted Sub-accounts and other investment option(s) available with this benefit. For a more detailed description of permitted investment options, see the “Investment Options” section.
We offer a benefit that guarantees until the later death of two natural persons who are each other’s spouses at the time of election of the benefit (the “designated lives”, and each, a “designated life”) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the designated lives (“Lifetime Withdrawals”) provided you have not made withdrawals of excess income that have resulted in your Account Value being reduced to zero. We also permit a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime 6 Plus benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Spousal Highest Daily Lifetime 6 Plus is the mathematical formula we employ that may periodically transfer your Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled “How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.” Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
Spousal Highest Daily Lifetime 6 Plus also provides for a Death Benefit generally equal to three times your Annual Income Amount. The Death Benefit, however, is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent’s death. See Death Benefit Component of Spousal Highest Daily Lifetime 6 Plus, below.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take withdrawals of excess income that bring your Account Value to zero, your Annual Income Amount would also fall to zero, and the benefit would terminate. In that scenario, no further amount, including the Death Benefit described below, would be payable under Spousal Highest Daily Lifetime 6 Plus.
You may also participate in the 6 or 12 Month Dollar Cost Averaging Program if you elect Spousal Highest Daily Lifetime 6 Plus for Annuities issued on or after May 1, 2009, subject to the 6 or 12 Month DCA Program’s rules, and subject to State approvals. The 6 or 12 Month DCA Program is not available in certain states.
Currently, if you elect Spousal Highest Daily Lifetime 6 Plus and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. See “Election of and Designations under the Benefit” below and “Termination of Existing Benefits and Election of New Benefits” for details. Please note that if you terminate Spousal Highest Daily Lifetime 6 Plus and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.

The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 6% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any purchase payment (including any associated purchase Credits) made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and

(2)	the Account Value on the current Valuation Day.
If you have not made a Lifetime Withdrawal on or before the 10th or 20th Anniversary of the effective date of the benefit, your Periodic Value on the 10th or 20th Anniversary of the benefit effective date is equal to the greater of:

(1)	the Periodic Value described above or,

(2)	the sum of (a), (b) and (c) (proportionally reduced for any Non-Lifetime Withdrawal):

(a)
200% (on the 10th anniversary) or 400% (on the 20th anniversary) of the Account Value on the effective date of the benefit including any purchase payments (including any associated purchase Credits) made on that day;

(b)
200% (on the 10th anniversary) or 400% (on the 20th anniversary) of all purchase payments (including any associated purchase Credits) made within one year following the effective date of the benefit; and

(c)	all purchase payments (including any associated purchase Credits) made after one year following the effective date of the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Account Value upon any step-up, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals (see below).
Key Feature – Annual Income Amount under the Spousal Highest Daily Lifetime 6 Plus Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the youngest designated life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older. We use the age of the youngest designated life even if that designated life is no longer a participant under the Annuity due to death or divorce. Under the Spousal Highest Daily Lifetime 6 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). If you take withdrawals of Excess Income, only the portion of the Lifetime Withdrawal that exceeds the remaining Annual Income Amount will proportionally reduce your Protected Withdrawal Value and Annual Income Amount in future years. Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.
You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.
Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime 6 Plus and subsequent to the first Lifetime Withdrawal will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated purchase Credits) based on the age of the younger designated life at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older, and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated purchase Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, Spousal Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 6 Plus benefit.

Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the youngest designated life on the Annuity Anniversary as of which the step-up would occur. The percentages are 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime 6 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime 6 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
If you are engaged in a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.
The Spousal Highest Daily Lifetime 6 Plus benefit does not affect your ability to take withdrawals under your Annuity, or limit your ability to take withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime 6 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime 6 Plus benefit or any other fees and charges under the Annuity. Assume the following for all three examples:

▪	The Issue Date is December 1, 2008

▪	The Spousal Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009

▪	The younger designated life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 6 Plus benefit.
Example of dollar-for-dollar reductions
On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest designated life is between the ages of 65 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of Proportional Reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$114,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$114,500.00
Ratio	1.31%
Annual Income Amount	$6,000.00
Less ratio of 1.31%	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest designated life’s age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including any associated purchase Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the youngest designated life is between 65 and 84 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including any associated purchase Credits), is higher than $5921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

Date*	Account value	Highest Daily Value (adjusted with withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Daily Value)
November 25, 2009	$119,000.00	$119,000.00	$5,950.00
November 26, 2009		Thanksgiving Day
November 27, 2009	$113,000.00	$113,986.95	$5,699.35
November 30, 2009	$113,000.00	$113,986.95	$5,699.35
December 01, 2009	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.

**
In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

■
The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

■
This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.

■
The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Spousal Highest Daily Lifetime 6 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Access to Account Value – Can I Surrender My Annuity for Its Value?”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Spousal Highest Daily Lifetime 6 Plus benefit. If you don’t elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.

The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value; the Periodic Value guarantees on the tenth and twentieth anniversaries of the benefit effective date (described above); and the Death Benefit (described below). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the time of the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2008

▪	The Spousal Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009

▪	The Account Value at benefit election was $105,000

▪	The younger designated life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 6 Plus benefit

▪	No previous withdrawals have been taken under the Spousal Highest Daily Lifetime 6 Plus benefit
On October 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000 and the 20th benefit year minimum Periodic Value guarantee is $420,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount divided by	$15,000
Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
10th benefit year Minimum Periodic Value	$183,750
20th benefit year Minimum Periodic Value	$367,500
Required Minimum Distributions
Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Unless designated as a Non-Lifetime Withdrawal, required minimum distributions are considered Lifetime Withdrawals. If you take a withdrawal in an Annuity Year in which your required minimum distribution for that year is not greater than the Annual Income Amount, and the amount of the withdrawal exceeds the Annual Income Amount for that year, we will treat the withdrawal as a withdrawal of Excess Income. Such a withdrawal of Excess Income will reduce the Annual Income Amount available in future years. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered a withdrawal of Excess Income. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar for dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as a withdrawal of Excess Income.
In any year in which the requirement to take required minimum distributions is suspended by law, we reserve the right, in our sole discretion and regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as a required minimum distribution if not for the suspension as eligible for treatment as described herein.
Example – Required Minimum Distributions
The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.

Annual Income Amount = $5,000
Remaining Annual Income Amount = $3,000
Required Minimum Distribution = $6,000
The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 – $5,000) = $4,000).
If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you stop taking withdrawals in the current Annuity Year and choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000) without being treated as a withdrawal of Excess Income is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.
Death Benefit Component of Spousal Highest Daily Lifetime 6 Plus
If you elect Spousal Highest Daily Lifetime 6 Plus, we include a death benefit (Death Benefit), at no additional cost, that is linked to the Annual Income Amount under the benefit. If a death benefit is triggered and you currently own Spousal Highest Daily Lifetime 6 Plus benefit, then your Death Benefit will be equal to the greatest of:

▪	the basic death benefit under the Annuity; and

▪	the amount of any optional death benefit you may have elected and remains in effect; and

▪
a) if no Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount that would have been determined on the date of death if a Lifetime Withdrawal had occurred on that date or (b) if a Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount as of our receipt of due proof of death. Under this component of the Death Benefit, we will not recapture the amount of any purchase Credit applied to an XT6 Annuity granted within 12 months prior to death.

Upon the death of the first of the spousal designated lives, if a Death Benefit, as described above, would otherwise be payable, and the surviving designated life chooses to continue the Annuity, the Account Value will be adjusted, as of the date we receive due proof of death, to equal the amount of that Death Benefit if paid out in a lump sum, and the Spousal Highest Daily Lifetime 6 Plus benefit remains in force. Upon the death of the second Spousal designated life, the Death Benefit described above will be payable and the Spousal Highest Daily Lifetime 6 Plus rider will terminate as of the date we receive due proof of death.
Please note that the Death Benefit under Spousal Highest Daily Lifetime 6 Plus is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent’s death. This Death Benefit may not be available in all States.
Benefits under Spousal Highest Daily Lifetime 6 Plus

▪
To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Spousal Highest Daily Lifetime 6 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the designated lives to die, and will continue to make payments until the death of the second designated life. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime 6 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution (as described above) under the Annuity then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the second designated life. Please note that if your Account Value is reduced to zero as a result of withdrawals, the Death Benefit (described above) will also be reduced to zero and the Death Benefit will not be payable.

▪
Please note that if your Account Value is reduced to zero, all subsequent payments will be treated as annuity payments. Further, payments that we make under this benefit after the first day of the calendar month coinciding with or next following the annuitant’s 95th birthday will be treated as annuity payments.

▪
If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any annuity option available; or

(2)
request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the designated lives to die, and will continue to make payments until the death of the second designated life. If, due to death of a designated life or divorce prior to annuitization, only a single designated life remains, then annuity payments will be made as a life annuity for the lifetime of the designated life. We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.
If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.
Please note that the Death Benefit (described above) is not payable if annuity payments are being made at the time of the decedent’s death.
Other Important Considerations

▪
Withdrawals under the Spousal Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal.

▪
Withdrawals made while the Spousal Highest Daily Lifetime 6 Plus benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account) and the DCA Fixed Rate Options (if you are participating in the 6 or 12 Month DCA Program). Withdrawals from the DCA Fixed Rate Options will be taken on a last-in, first-out basis. As discussed in the prospectus, you may participate in the 6 or 12 Month Dollar Cost Averaging Program only if your Annuity was issued on or after May 1, 2009.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Highest Daily Lifetime 6 Plus benefit. The Spousal Highest Daily Lifetime 6 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to program rules regarding the timing and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com

▪
Transfers to and from the elected Sub-accounts, the DCA Fixed Rate Options, and the AST Investment Grade Bond Sub-account triggered by the Spousal Highest Daily Lifetime 6 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

▪
Upon inception of the benefit and to maintain the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts (or any DCA Fixed Rate Options if you elect the 6 or 12 Month DCA Program). If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to reallocate your Account Value in accordance with our newly adopted requirements. However, you may be required to reallocate due to the merger of a Portfolio or the closing of a Portfolio. At the time of any change in requirements, and as applicable only to new elections of the benefit, transfers of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

▪
If you elect this benefit and in connection with that election, you are required to reallocate to different Sub-accounts, then on the Valuation Day we receive your request in good order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

▪
The Basic Death Benefit will terminate if withdrawals taken under Spousal Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Spousal Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

▪
The maximum charge for Spousal Highest Daily Lifetime 6 Plus is 1.50% annually of the greater of the Account Value and Protected Withdrawal Value. The current charge is 0.95% annually of the greater of Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis, 0.2375% of the greater of the prior Valuation Day’s Account Value, or the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account, and the DCA Fixed Rate Options (if applicable). Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 6 Plus may be greater than it would have been, had it been based on the Account Value alone. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. The following example is hypothetical and is for illustrative purposes only.
Assume a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation Day’s Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day’s Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $475.00 ($200,000 X .2375%)
If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Spousal Highest Daily Lifetime 6 Plus benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described above) will not be payable.
Election of and Designations under the Benefit
Spousal Highest Daily Lifetime 6 Plus can only be elected based on two designated lives. Designated lives must be natural persons who are each other’s spouses at the time of election of the benefit. Currently, Spousal Highest Daily Lifetime 6 Plus only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

▪
One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner’s spouse. The youngest Owner/Annuitant and the beneficiary must be at least 50 years old and the oldest must be at least 55 years old at the time of election; or

▪
Co-Annuity Owners, where the Owners are each other’s spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. The youngest Owner must be at least 50 years old and the oldest owner must be at least 55 years old at the time of election; or

▪
One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. The youngest of the Annuitant and the Contingent Annuitant must be at least 50 years old and the oldest must be at least 55 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:

(a)	if one Owner dies and the surviving spousal Owner assumes the Annuity, or

(b)
if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime 6 Plus benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new designated life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

Spousal Highest Daily Lifetime 6 Plus can be elected at the time that you purchase your Annuity or after the Issue Date, subject to availability, and our eligibility rules and restrictions. If you elect Spousal Highest Daily Lifetime 6 Plus and terminate it, you can re-elect it, subject to our current rules and availability. Additionally, if you currently own an Annuity with a living benefit that is terminable, you may terminate your existing benefit rider and elect any available benefits subject to our current rules. See “Termination of Existing Benefits and Election of New Benefits” in the prospectus for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You and your financial professional should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates: (i) if upon the death of the first designated life, the surviving designated life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first designated life), (ii) upon the death of the second designated life (except as may be needed to pay the Death Benefit associated with this benefit), (iii) upon your termination of the benefit, (iv) upon your surrender of the Annuity, (v) upon your election to begin receiving annuity payments (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income

Amount), (vi) if both the Account Value and Annual Income Amount equal zero, or (vii) if you cease to meet our requirements as described in “Election of and Designations under the Benefit”.
Upon termination of Spousal Highest Daily Lifetime 6 Plus other than upon death of a designated life or annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Account Value falling below the Account Value Floor. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts (including any amounts in the DCA Fixed Rate Options), and (ii) unless you are participating in an asset allocation program (i.e., Custom Portfolios Program (we may have referred to the “Custom Portfolios Program” as the “Optional Allocation and Rebalancing Program” in other materials), Automatic Rebalancing Program, or 6 or 12 Month DCA Program) for which we are providing administrative support, transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, pro rata (i.e. in the same proportion as the current balances in your variable investment options). If prior to the transfer from the AST Investment Grade Bond Sub-account the Account Value in the variable investment options is zero, we will transfer such amounts according to your most recent allocation instructions.
How Spousal Highest Daily Lifetime 6 Plus Transfers Account Value between Your Permitted Sub-accounts And The AST Investment Grade Bond Sub-Account. See “How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account” above for information regarding this component of the benefit.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime 6 Plus through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-Lifetime Withdrawal provisions will apply.

DEATH BENEFIT
WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
Each Annuity provides a Death Benefit during its accumulation period. If an Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant’s death, if there is no Contingent Annuitant. Please note that if your Annuity is held as a Beneficiary Annuity and owned by one of the permissible entities, no death benefit will be payable since the Annuity will continue distributing the required distributions over the life expectancy of the Key Life until either the Account Value is depleted or the Annuity is fully surrendered. Generally, if a Contingent Annuitant was designated before the Annuitant’s death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the “decedent.”
BASIC DEATH BENEFIT
Each Annuity provides a basic Death Benefit at no additional charge. The Insurance Charge we deduct daily from your Account Value allocated to the Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit guarantee under an Annuity. Each Annuity also offers two different optional Death Benefits that can be purchased for an additional charge. The additional charge is deducted to compensate Prudential Annuities for providing increased insurance protection under the optional Death Benefits. Notwithstanding the additional protection provided under the optional Death Benefits, the additional cost has the impact of reducing the net performance of the investment options. In addition, with respect to XT6, under certain circumstances, your Death Benefit may be reduced by the amount of any Credits we applied to your purchase payments. (see “How are Credits Applied to My Account Value”.) Also, no basic Death Benefit will be paid if your Annuity terminates because your Account Value reaches zero (which can happen if, for example, you are taking withdrawals under an optional living benefit).
Considerations for Contingent Annuitants: We may allow the naming of a contingent annuitant when a Nonqualified Annuity contract is held by a pension plan or a tax favored retirement plan or held by a Custodial Account (as defined earlier in this prospectus). In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity contract continues after the death of the Annuitant. In some of our Annuities held by these same types of entities we allow for the naming of a co-annuitant, which also is used to mean the successor annuitant (and not another life used for measuring the duration of an annuity payment option). Like in the case of a contingent annuitant, the Annuity may no longer qualify for tax deferral where the contract continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity contract is held by an entity which is not eligible for tax deferral benefits under Section 72(u) of the Code. This does not supersede any benefit language which may restrict the use of the contingent annuitant.
For ASAP III, APEX II and XT6 Annuities, the existing basic Death Benefit (for all decedent ages) is the greater of:

▪	The sum of all purchase payments (not including any Credits) less the sum of all proportional withdrawals and

▪
The sum of your Account Value in the Sub-accounts, your Interim Value in the MVA Fixed Allocations, and any Account Value in the Benefit Fixed Rate Account or the DCA Fixed Rate Options (less the amount of any Credits applied within 12-months prior to the date of death, with respect to XT6, if allowed by applicable State law).

For ASL II Annuities issued before July 21, 2008, where death occurs before the decedent’s age 85, the basic Death Benefit is the greater of:

▪	The sum of all purchase payments less the sum of all proportional withdrawals and

▪	The sum of your Account Value in the Sub-accounts, your Interim Value in the MVA Fixed Allocations, and any Account Value in the Benefit Fixed Rate Account or the DCA Fixed Rate Options.
For ASL II Annuities issued before July 21, 2008 where death occurs after the decedent’s age 85, the Death Benefit is (a) your Account Value (for Annuities other than those issued in New York) or (b) your Account Value in the Sub-accounts plus your Interim Value in the MVA Fixed Allocations, and any Account Value in the Benefit Fixed Rate Account or the DCA Fixed Rate Options (for Annuities issued in New York only).
For ASL II Annuities issued on or after July 21, 2008 the basic Death Benefit is the greater of:

▪	The sum of all purchase payments less the sum of all proportional withdrawals and

▪	The sum of your Account Value in the Sub-accounts, your Interim Value in the MVA Fixed Allocations, and any Account Value in the Benefit Fixed Rate Account or the DCA Fixed Rate Options.
“Proportional withdrawals” are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in purchase payments for purposes of calculating the basic Death Benefit.
OPTIONAL DEATH BENEFITS
Two optional Death Benefits are offered for purchase with your Annuity to provide an enhanced level of protection for your beneficiaries. No optional Death Benefit is available if your Annuity is held as a Beneficiary Annuity. We reserve the right to cease offering any optional death benefit.
Currently, these benefits are only offered in those jurisdictions where we have received regulatory approval and must be elected at the time that you purchase your Annuity. We may, at a later date, allow existing Annuity Owners to purchase an optional Death Benefit subject to our rules and any changes or restrictions in the benefits. The “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit may only be elected individually, and cannot be elected in combination with any other optional Death Benefit. If you elect Spousal Lifetime Five,

Spousal Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime 7 Plus, or the BIO feature of Highest Daily Lifetime Seven or the Highest Daily Lifetime 7 Plus suite of benefits, you are not permitted to elect an optional Death Benefit. With respect to XT6, under certain circumstances, each optional Death Benefit that you elect may be reduced by the amount of Credits applied to your purchase payments.
Investment restrictions may apply if you elect certain optional death benefits. See the chart in the “Investment Options” section of the Prospectus for a list of investment options available and permitted with each benefit.
Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced Beneficiary Protection Optional Death Benefit is no longer available for new elections. It provides additional amounts to your Beneficiary that may be used to offset federal and state taxes payable on any taxable gains in your Annuity at the time of your death. Whether this benefit is appropriate for you may depend on your particular circumstances, including other financial resources that may be available to your Beneficiary to pay taxes on your Annuity should you die during the accumulation period. No benefit is payable if death occurs on or after the Annuity Date.
The Enhanced Beneficiary Protection Optional Death Benefit provided a benefit payable in addition to the basic Death Benefit and certain other optional death benefits you may elect in conjunction with this benefit. If the Annuity has one Owner, the Owner had to be age 75 or less at the time the benefit was purchased. If an Annuity has joint Owners, the oldest Owner had to be age 75 or less. If an Annuity is owned by an entity, the Annuitant had to be age 75 or less.
Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchased the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.	the basic Death Benefit described above;
PLUS

2.	40% of your “Growth” under an Annuity, as defined below.
“Growth” means the sum of your Account Value in the Sub-accounts and your Interim Value in the MVA Fixed Allocations, minus the total of all purchase payments (less the amount of any Credits applied within 12-months prior to the date of death, with respect to XT6, if allowed by applicable State law) reduced by the sum of all proportional withdrawals.
“Proportional withdrawals” are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in purchase payments.
The Enhanced Beneficiary Protection Optional Death Benefit is subject to a maximum of 100% of all purchase payments applied to an Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
The Enhanced Beneficiary Protection Optional Death Benefit was offered in those jurisdictions where we received regulatory approval. Certain terms and conditions may differ between jurisdictions. With respect to XT6, APEX II and ASL II, please see Appendix E for a description of the Enhanced Beneficiary Protection Optional Death Benefit offered before November 18, 2002 in those jurisdictions where we received regulatory approval. Please refer to the section entitled “Tax Considerations” for a discussion of special tax considerations for purchasers of this benefit. The Enhanced Beneficiary Protection Death Benefit was not available if you elected the “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit, the Spousal Lifetime Five Income Benefit, Highest Daily Lifetime Seven with BIO, Highest Daily Lifetime Seven with LIA, Spousal Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven with BIO, Highest Daily Lifetime 7 Plus with BIO, Highest Daily Lifetime 7 Plus with LIA, Spousal Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus with BIO, Highest Daily Lifetime 6 Plus with LIA and Spousal Highest Daily Lifetime 6 Plus.
See Appendix B for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.
Highest Anniversary Value Death Benefit (“HAV”)
If an Annuity has one Owner, the Owner must be age 79 or less at the time the Highest Anniversary Value Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If an Annuity is owned by an entity, the annuitant must be age 79 or less.
Certain of the Portfolios offered as Sub-accounts under the Annuity are not available if you elect the Highest Anniversary Value Death Benefit. In addition, we reserve the right to require you to use certain asset allocation model(s) if you elect this death benefit.
Calculation of Highest Anniversary Value Death Benefit
The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.
If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the basic Death Benefit described above; and

2.	the Highest Anniversary Value as of the Owner’s date of death.

If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the basic Death Benefit described above; and

2.
the Highest Anniversary Value on the Death Benefit Target Date plus the sum of all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of XT6 or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount determined by this calculation is increased by any purchase payments received after the Owner’s date of death and decreased by any proportional withdrawals since such date.
The Highest Anniversary Value Death Benefit described above is currently being offered in those jurisdictions where we have received regulatory approval. The Highest Anniversary Value Death Benefit is not available if you have elected the “Combination 5% Roll-up and Highest Anniversary Value” or the “Highest Daily Value” Death Benefit. It is also not available with Spousal Lifetime Five, Spousal Highest Daily Lifetime Seven, or the Spousal Highest Daily Lifetime 7 Plus Benefit. With respect to XT6, APEX II and ASL II, please see Appendix E for a description of the Guaranteed Minimum Death Benefit offered before November 18, 2002 in those jurisdictions where we received regulatory approval.
Please refer to the definition of Death Benefit Target Date below. This death benefit may not be an appropriate feature where the Owner’s age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer contract anniversaries before the death benefit target date is reached. The death benefit target date under this death benefit is earlier than the death benefit target date under the Combination 5% Roll-up and Highest Anniversary Value Death Benefit for Owners who are age 76 or older when an Annuity is issued, which may result in a lower value on the death benefit, since there will be fewer contract anniversaries before the death benefit target date is reached.
See Appendix B for examples of how the Highest Anniversary Value Death Benefit is calculated.
Combination 5% Roll-up and Highest Anniversary Value Death Benefit
If an Annuity has one Owner, the Owner must be age 79 or less at the time the Combination 5% Roll-up and HAV Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If the Annuity is owned by an entity, the Annuitant must be age 79 or less.
Certain of the Portfolios offered as Sub-accounts under an Annuity are not available if you elect the Combination 5% Roll-up and HAV Death Benefit. If you elect this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s). In addition, we reserve the right to require you to use certain asset allocation model(s) if you elect this Death Benefit.
Calculation of the Combination 5% Roll-up and Highest Anniversary Value Death Benefit
The Combination 5% Roll-up And HAV Death Benefit equals the greatest of:

1.	the basic Death Benefit described above; and

2.	the Highest Anniversary Value Death Benefit described above; and

3.	5% Roll-up described below.
The calculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.
If the Owner dies before the Death Benefit Target Date the 5% roll up is equal to:

▪
all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of XT6 or as otherwise provided for under applicable State law) increasing at an annual effective interest rate of 5% starting on the date that each Purchase Payment is made and ending on the Owner’s date of death;

MINUS

▪
the sum of all withdrawals, dollar for dollar up to 5% of the Roll-up value as of the prior contract anniversary (or Issue Date if the withdrawal is in the first contract year). Any withdrawals in excess of the 5% dollar for dollar limit are proportional.

If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:

▪
the 5% Roll-up value as of the Death Benefit Target Date increased by total purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of XT6 or as otherwise provided for under applicable State law) made after the Death Benefit Target Date;

MINUS

▪	the sum of all withdrawals which reduce the 5% Roll-up proportionally.
In the case of XT6, as indicated, the amounts calculated in Items 1, 2 and 3 above (before, on or after the Death Benefit Target Date) may be reduced by any Credits under certain circumstances, if allowed under applicable State law. Please refer to the definitions of Death Benefit Target Date below. This Death Benefit may not be an appropriate feature where the Owner’s age is near the age specified in the Death Benefit

Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer annuity anniversaries before the Death Benefit Target Date is reached.
The “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit described above is currently being offered in those jurisdictions where we have received regulatory approval. The “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit is not available if you elect any other optional Death Benefit or elect Spousal Lifetime Five, Spousal Highest Daily Lifetime Seven or the BIO feature of the Highest Daily Lifetime Seven or the Highest Daily Lifetime 7 Plus suite of benefits. In the case OF XT6, APEX II AND ASL II, please see Appendix E for a description of the Guaranteed Minimum Death Benefit offered before November 18, 2002 in those jurisdictions where we received regulatory approval.
See Appendix B for examples of how the “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit is calculated.
Key Terms Used with the Highest Anniversary Value Death Benefit and the Combination 5% Roll-up and Highest Anniversary Value Death Benefit:

▪
The Death Benefit Target Date for the Highest Anniversary Value Death Benefit is the contract anniversary on or after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

▪
The Death Benefit Target Date for the Combination 5% Roll-up and HAV Death Benefit is the later of the contract anniversary on or after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

▪
The Highest Anniversary Value equals the highest of all previous “Anniversary Values” less proportional withdrawals since such anniversary and plus any purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law) since such anniversary.

▪
The Anniversary Value is the Account Value in the Sub-accounts plus the Interim Value in any MVA Fixed Allocations as of each anniversary of the Issue Date of an Annuity. The Anniversary Value on the Issue Date is equal to your Purchase Payment. (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law)

▪
Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Anniversary Value or 5% Roll-up value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value or 5% Roll-up value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Anniversary Value ($ 125,000) by 10% or $12,500.

Highest Daily® Value Death Benefit (“HDV”)
The Highest Daily Value Death Benefit is no longer available for new elections. If an Annuity has one Owner, the Owner must have been age 79 or less at the time the Highest Daily Value Death Benefit was elected. If an Annuity has joint Owners, the older Owner must have been age 79 or less. If there are joint Owners, death of the Owner refers to the first to die of the joint Owners. If an Annuity is owned by an entity, the Annuitant must have been age 79 or less at the time of election and death of the Owner refers to the death of the Annuitant.
If you elected this benefit, you must allocate your Account Value in accordance with the permitted and available option(s) with this benefit.
The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date (see the definitions below).
If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.
the basic Death Benefit described above (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law); and

2.	the HDV as of the Owner’s date of death.
If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the basic Death Benefit described above; and

2.
the HDV on the Death Benefit Target Date plus the sum of all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount determined by this calculation is increased by any purchase payments received after the Owner’s date of death and decreased by any proportional withdrawals since such date.
The Highest Daily Value Death Benefit described above was offered in those jurisdictions where we received regulatory approval. The Highest Daily Value Death Benefit was not available if you elected the Guaranteed Return Option, Guaranteed Return Option Plus, Guaranteed Return Option Plus 2008, Highest Daily GRO, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, the Highest Daily Lifetime 7 Plus benefits, the “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit, or the Highest Anniversary Value Death Benefit.

Key Terms Used with the Highest Daily Value Death Benefit:

▪
The Death Benefit Target Date for the Highest Daily Value Death Benefit is the later of an Annuity anniversary on or after the 80th birthday of the current Owner, or the older of either the joint Owner or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

▪
The Highest Daily Value equals the highest of all previous “Daily Values” less proportional withdrawals since such date and plus any purchase payments (plus associated Credits applied more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law) since such date.

▪
The Daily Value is the Account Value as of the end of each Valuation Day. The Daily Value on the Issue Date is equal to your Purchase Payment (plus associated Credits applied more than twelve (12) months prior to the date of death in the case of XT6 or as otherwise provided for under applicable State law).

▪
Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Daily Value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Daily Value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Daily Value ($125,000) by 10% or $12,500.

Please see Appendix B to this prospectus for a hypothetical example of how the HDV Death Benefit is calculated.
Annuities with Joint Owners
For Annuities with Joint Owners, the Death Benefits are calculated as shown above except that the age of the oldest of the joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own your Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of your Annuity and continue the Annuity instead of receiving the Death Benefit (unless the Annuity is held as a Beneficiary Annuity).
Annuities Owned by Entities
For Annuities owned by an entity, the Death Benefits are calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable). Where a contract is structured so that it is owned by a grantor trust but the annuitant is not the grantor, then the contract is required to terminate upon the death of the grantor if the grantor pre-deceases the annuitant under Section 72(s) of the Code. Under this circumstance, the contract value will be paid out to the beneficiary and it is not eligible for the death benefit provided under the contract
Can I terminate the optional Death Benefits? Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced Beneficiary Protection Death Benefit and the Highest Anniversary Value Death Benefit at any time. The “Combination 5% Roll-up and HAV Death Benefit” and the HDV Death Benefit may not be terminated once elected. The optional Death Benefits will terminate automatically on the Annuity Date. Also, if you elected one of either the Highest Anniversary Value or the Combination 5% Roll-up and HAV Death Benefits and, in addition, are taking withdrawals under a guaranteed minimum withdrawal or a lifetime guaranteed minimum withdrawal benefit, these optional Death Benefits will terminate if such withdrawals cause your Account Value to reduce to zero. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations. For jointly owned Annuities, the optional death benefits are payable upon the first death of either Owner and therefore terminate and do not continue if a surviving spouse continues the Annuity. Where an Annuity is structured so that it is owned by a grantor trust but the annuitant is not the grantor, then the Annuity is required to terminate upon the death of the grantor if the grantor pre-deceases the annuitant under Section 72(s) of the Code. Under this circumstance, the Surrender Value will be paid out to the beneficiary and it is not eligible for the death benefit provided under the Annuity.
What are the charges for the optional Death Benefits?
For elections of the Highest Anniversary Value Death Benefit and the Combination 5% Roll-Up and HAV Death Benefit made on or after May 1, 2009, we impose a charge equal to 0.40% and 0.80%, respectively, per year of the daily net assets of the Sub-accounts. For elections of the Highest Anniversary Value Death Benefit and the Combination 5% Roll-Up and HAV Death Benefit that were made prior to May 1, 2009, we impose a charge equal to 0.25% and 0.50%, respectively, per year of the daily net assets of the Sub-accounts. We deduct a charge equal to 0.25% per year of the daily net assets of the Sub-accounts for the Enhanced Beneficiary Protection Death Benefit and 0.50% per year of the daily net assets of the Sub-accounts for the HDV Death Benefit. We deduct the charge for each of these benefits to compensate Prudential Annuities for providing increased insurance protection under the optional Death Benefits. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.
Please refer to the section entitled “Tax Considerations” for additional considerations in relation to the optional Death Benefit.
PRUDENTIAL ANNUITIES’ ANNUITY REWARDS
What is the Annuity Rewards Benefit in ASAP III, APEX II and XT6?
Annuity Rewards is a death benefit enhancement that Owners can elect when the original CDSC period is over. To be eligible to elect Annuity Rewards, the Account Value on the date that the Annuity Rewards benefit is effective must be greater than the amount that would be payable to the Beneficiary under the Death Benefit (including any amounts payable under any Optional Death Benefit then in effect). In addition, the effective date must occur before annuity payments begin. There can only be one effective date for the Annuity Rewards Death Benefit enhancement. There is no additional charge for electing the Annuity Rewards Death Benefit enhancement.
Annuity Rewards offers Owners the ability to lock in an amount equal to the Account Value in the Sub-accounts plus the MVA Fixed Allocations (without the effect of any MVA) as an enhancement to their current basic Death Benefit, so their beneficiaries will not receive less than an Annuity’s value as of the effective date of the benefit. Under the Annuity Rewards Benefit, Prudential Annuities guarantees that the Death Benefit will not be less than:

▪	your Account Value in the Sub-accounts plus the Interim Value in any MVA Fixed Allocations as of the effective date of the benefit

▪	MINUS any proportional withdrawals following the effective date of the benefit

▪	PLUS any additional purchase payments applied to your Annuity following the effective date of the benefit.
The Annuity Rewards Death Benefit enhancement does not affect the calculation of the basic Death Benefit or any Optional Death Benefits available under an Annuity. If the Death Benefit amount payable under your Annuity’s basic Death Benefit or any Optional Death Benefits you purchase is greater than the enhanced Death Benefit under the Annuity Rewards Benefit on the date the Death Benefit is calculated, your beneficiary will receive the greater amount. Annuity Rewards is not available under ASL II or if your Annuity is held as a Beneficiary Annuity.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options – Annuities Owned By Individuals (not associated with Tax-Favored Plans) Except in the case of a spousal assumption as described below, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity.
If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
In the event of your death before the Annuity Date, the Death Benefit must be distributed:

▪	within five (5) years of the date of death (the “5 Year Deadline”); or

▪
as a series of payments not extending beyond the life expectancy of the beneficiary or over the life of the beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled “Beneficiary Continuation Option,” as a series of required distributions.
If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed:

▪	as a lump sum payment; or

▪
Unless you have made an election prior to Death Benefit proceeds becoming due, a beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled “Beneficiary Continuation Option,” as a series of required distributions.

Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options.
Alternative Death Benefit Payment Options – Annuities Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when an Annuity is used as an IRA, 403(b) or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, 403(b) or other “qualified investment”, the designated Beneficiary may generally elect to continue the Annuity and receive Required Minimum Distributions under the Annuity instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse.
For deaths occurring after 2019, H.R. 1865, the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)), impacts defined contribution plans and IRA balances death benefits paid starting in 2020. if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).

▪
If you die after a designated Beneficiary has been named, the death benefit must be fully distributed by December 31st of the year including the ten year anniversary of the date of death (the “Qualified Ten-Year Deadline”) with the exception of “eligible designated beneficiaries.” ”Eligible designated beneficiaries” may elect periodic payments not extending beyond the life expectancy of the eligible designated Beneficiary (provided such payments begin by December 31st of the year following the year of death). Eligible designated beneficiaries generally include any designated beneficiary who is your surviving spouse, your child who has not reached majority, disabled and chronically ill beneficiaries (as specified by the Code) and any beneficiary who is not more than 10 years younger than you. In the case of a child who has not attained the age of majority, the Qualified Ten Year Deadline would apply as of the date the child attains the age of majority. The determination of whether a designated beneficiary is an eligible designated beneficiary shall be made as of the date of your death.

•
If the eligible designated Beneficiary does not begin installments by December 31 st of the year following the year of death, then we require that the Beneficiary take the Death Benefit by the Qualified Ten-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31 st of the year following the year of death, or December 31 st of the year in which you would have reached age 70  1 / 2 (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain 70 ½ after such date), whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner.

•
If you die before a designated Beneficiary is named, the Death Benefit must be paid out by the Qualified Five-Year Deadline For Annuities. Where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into Separate Accounts by December 31 st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.

A Beneficiary has the flexibility to take out more each year than mandated under the Required Minimum Distribution rules. Until withdrawn, amounts in an IRA, 403(b) or other “qualified investment” continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Required Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the Death Benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.
If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
The tax consequences to the Beneficiary may vary among the different Death Benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax adviser.
Beneficiary Continuation Option
Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled “Payment of Death Benefits” and “Alternative Death Benefit Payment Options – Annuities Held by Tax-Favored Plans.” This “Beneficiary Continuation Option” is described below and is available for both qualified Annuities (i.e. annuities sold to an IRA, Roth IRA, SEP IRA, or 403(b)), Beneficiary Annuities and nonqualified Annuities.
Under the Beneficiary Continuation Option:

▪	The beneficiary must apply at least $15,000 to the Beneficiary Continuation Option. Thus, the death benefit must be at least $15,000.

▪	The Owner’s Annuity will be continued in the Owner’s name, for the benefit of the beneficiary.

▪
Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the assets allocated to the Sub-accounts. For nonqualified Annuities the charge is 1.00% per year, and for qualified Annuities the charge is 1.40% per year.

▪
Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Account Value. The fee will only apply if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

▪
The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if the beneficiary had taken a lump sum distribution.

▪	The available Sub-accounts will be among those available to the Owner at the time of death, however certain Sub-Accounts may not be available.

▪	The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.

▪
No Fixed Allocations or fixed interest rate options will be offered for the nonqualified Beneficiary Continuation Options. However, for qualified Annuities, the Fixed Allocations will be those offered at the time the Beneficiary Continuation Option is elected.

▪	No additional purchase payments can be applied to the Annuity.

▪	The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.

▪
The beneficiary can request a withdrawal of all or a portion of the Account Value at any time, unless the Beneficiary Continuation Option was the payout predetermined by the Owner and the Owner restricted the beneficiary’s withdrawal rights.

▪	Withdrawals are not subject to CDSC.

▪
Upon the death of the beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the beneficiary (successor), unless the successor chooses to continue receiving payments.

▪
If the beneficiary elects to receive the death benefit proceeds under the Beneficiary Continuation Option, we must receive the election in good order at least 14 days prior to the first required distribution. If, for any reason, the election impedes our ability to complete the first distribution by the required date, we will be unable to accept the election.

Currently only Investment Options corresponding to Portfolios of the Advanced Series Trust and the ProFund VP are available under the Beneficiary Continuation Option.
In addition to the materials referenced above, the Beneficiary will be provided with a prospectus and a settlement agreement describing the Beneficiary Continuation Option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in the Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.
Spousal Assumption of Annuity
You may name your spouse as your beneficiary. If you and your spouse own your Annuity jointly, we assume that the sole primary beneficiary will be the surviving spouse unless you elect an alternative Beneficiary Designation. Unless you elect an alternative Beneficiary Designation or the Annuity is held as a Beneficiary Annuity, (if available under your Annuity) the spouse beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. Any Death Benefit (including any optional Death Benefits) that would have been payable to the Beneficiary will become the new Account Value as of the date we receive due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional purchase payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional purchase payments.
A surviving spouse’s ability to continue ownership of the Annuity may be impacted (see “Managing Your Annuity – Spousal Designations”). Please consult your tax or legal adviser for more information about such impact in your state.
See the section entitled “Managing Your Annuity – Spousal Designations” and “Contingent Annuitant” for a discussion of the treatment of a spousal Contingent Annuitant in the case of the death of the Annuitant in an Annuity owned by a Custodial Account.
When do you determine the Death Benefit?
We determine the amount of the Death Benefit as of the date we receive “due proof of death” (and in certain limited circumstances as of the date of death), any instructions we require to determine the method of payment and any other written representations we require to determine the proper payment of the Death Benefit. “Due proof of death” may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death. Upon our receipt of “due proof of death” we automatically transfer the Death Benefit to the AST Government Money Market Sub-account until we further determine the universe of eligible Beneficiaries. Once the universe of eligible Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to an eligible annuity payment option.
Each Beneficiary must make an election as to the method they wish to receive their portion of the Death Benefit. Absent an election of a Death Benefit payment method, no Death Benefit can be paid to the Beneficiary. We may require written acknowledgment of all named Beneficiaries before we can pay the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be impacted by the Insurance Charge and may be subject to Sub-account fluctuations.
Exceptions to Amount of Death Benefit
There are certain exceptions to the amount of the Death Benefit.
Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Unadjusted Account Value on the date we receive Due Proof of Death (i.e., we would not pay the minimum Death Benefit or any Optional Death Benefit).
Death Benefit Suspension Period. You should be aware that there is a Death Benefit suspension period (unless prohibited by applicable law). If the decedent was not the Owner or Annuitant as of the Issue Date (or within 60 days thereafter), and did not become the Owner or Annuitant due to the prior Owner’s or Annuitant’s death, any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period as to that person from the date he or she first became Owner or Annuitant. While the two year suspension is in effect, any applicable charge will continue to apply but the Death Benefit amount will equal the Account Value plus the Interim Value in the MVA Fixed Allocations, less (if allowed by applicable state law) any Purchase Credits (for XT6) granted during the period beginning 12 months prior to decedent’s date of death and ending on the date we receive Due Proof of death. Thus, if you had elected an Optional Death Benefit, and the suspension were in effect, you would be paying the fee for the Optional Death Benefit even though during the suspension period your Death Benefit would have been limited to the Account Value plus the Interim Value in the MVA Fixed Allocations. After the two year suspension period is completed, the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner and Annuitant that are allowable.
Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.

VALUING YOUR INVESTMENT
HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation period, your Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Allocation. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Allocation. For Annuities with a Highest Daily Lifetime Five election, Account Value also includes the value of any allocation to the Benefit Fixed Rate Account. See the “Living Benefits – Highest Daily Lifetime Five” section of the Prospectus for a description of the Benefit Fixed Rate Account. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. With respect to ASAP III and APEX II, the Account Value includes any Loyalty Credit we apply. With respect to XT6, the Account Value includes any Credits we applied to your purchase payments which we are entitled to take back under certain circumstances. When determining the Account Value on a day more than 30 days prior to a MVA Fixed Allocation’s Maturity Date, the Account Value may include any Market Value Adjustment that would apply to a MVA Fixed Allocation (if withdrawn or transferred) on that day.
WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is defined under “Glossary of Terms” above.
HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, the Distribution Charge (if applicable), and if you elected one or more optional benefits whose annual charge is deducted daily, the additional charge made for such benefits. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge, any Distribution Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity. See the section entitled “What Happens to My Units When There is a Change in Daily Asset-Based Charges?” for a detailed discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.
Each Valuation Day, we determine the price for a Unit of each Sub-account, called the “Unit Price.” The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.
Example
Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79 and the Unit Price of the new Sub-account is $17.83. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.
HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee Period, we use the concept of an Interim Value for the MVA Fixed Allocations. The Interim Value can be calculated on any day and is equal to the initial value allocated to an MVA Fixed Allocation plus all interest credited to an MVA Fixed Allocation as of the date calculated. The Interim Value does not include the impact of any Market Value Adjustment. If you made any transfers or withdrawals from an MVA Fixed Allocation, the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were withdrawn. To determine the Account Value of an MVA Fixed Allocation on any day more than 30 days prior to its Maturity Date, we multiply the Account Value of the MVA Fixed Allocation times the Market Value Adjustment factor. In addition to MVA Fixed Allocations that are subject to a Market Value Adjustment, we offer DCA Fixed Rate Options that are used with our 6 or 12 Month Dollar Cost Averaging Program and are not subject to any MVA. Account Value allocated to the DCA Fixed Rate Options earns the declared rate of interest while it is transferred over a 6 month or 12 month period into the Sub-accounts that you have designated.
WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
Prudential Annuities is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. Eastern Time). Generally, financial transactions requested before the close of the NYSE which meet our requirements will be processed according to the value next determined following the close of business. Financial transactions requested on a non-Valuation Day or after the close of the NYSE will be processed based on the value next computed on the next Valuation Day.
There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request. We will not process any financial transactions involving purchase or redemption orders on days the NYSE is closed.
Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

•	trading on the NYSE is restricted;

•	an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the separate account impractical; or

•	the SEC, by order, permits the suspension or postponement for the protection of security holders.
Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive all of our requirements at our office to issue an Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment (and any associated Credits with respect to XT6) and issue an Annuity within two (2) Valuation Days. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our separate account, we may hold the amount temporarily in our general account and may earn interest on such amount. You will not be credited with interest during that period.
As permitted by applicable law, the broker-dealer firm through which you purchase your Annuity may forward your initial Purchase Payment to us prior to approval of your purchase by a registered principal of the firm. These arrangements are subject to a number of regulatory requirements, including that customer funds will be deposited in a segregated bank account and held by the insurer until such time that the insurer is notified of the firm’s principal approval and is provided with the application, or is notified of the firm principal’s rejection. In addition, the insurer must promptly return the customer’s funds at the customer’s request prior to the firm’s principal approval or upon the firm’s rejection of the application. The monies held in the bank account will be held in a suspense account within our general account and we may earn interest on amounts held in that suspense account. Contract owners will not be credited with any interest earned on amounts held in that suspense account. The monies in such suspense account may be subject to our general creditors.
Additional Purchase Payments: We will apply any additional purchase payments (and any associated Credit with respect to XT6) on the Valuation Day that we receive the Purchase Payment at our office with satisfactory allocation instructions in Good Order. We may limit, restrict, suspend or reject any additional purchase payments at any time, on a non-discriminatory basis. Please see “Living Benefits” for further information on additional purchase payments.
Scheduled Transactions: Scheduled transactions include transfers made in connection with dollar cost averaging, the asset allocation program, automatic rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t)/72(q) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.
In addition, if you are taking your Annual Income Amount through our systematic withdrawal program; and the scheduled day is not a Valuation Day; and the next Valuation Day will occur in a new contract year, the transaction will be processed and valued on the prior Valuation Day.
Unscheduled Transactions: “Unscheduled” transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner’s signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the financial professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in good order, and will process the transaction in accordance with the discussion in “When Do You Process And Value Transactions?”
Medically-Related Surrenders & Death Benefits: Medically-Related Surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.
We are generally required by law to pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in good order.
Transactions in ProFunds VP Sub-accounts: Generally, purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current Valuation Day. However, any purchase order or transfer request involving the ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. The “cut-off” time for such financial transactions involving a ProFunds VP Sub-account will be extended to  1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically through Prudential Annuities’ Internet website (www.prudentialannuities.com). You cannot request a transaction (other than a redemption order) involving the transfer of units in one of the ProFunds VP Sub-accounts between the applicable “cut-off” time and 4:00 p.m. Eastern Time Owners attempting to process a purchase order or transfer request between the applicable “cut-off” time and 4:00 p.m. Eastern Time, are informed that their transactions cannot be processed as requested. We will not process the trade until we receive further instructions from you. However, Owners receiving the “cut-off” message may process a purchase order or transfer request up until 4:00 p.m. Eastern Time on that same day with respect to any other available investment option under their Annuity, other than ProFunds. Transactions received after 4:00 p.m. Eastern Time will be treated as received by us on the next Valuation Day.
WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?
Distribution Charge Applicable to ASAP III and XT6: At the end of the Period during which the Distribution Charge applies, your Annuity will become subject to a lower daily asset-based charge. We will process a transaction where your Account Value allocated to the Sub-accounts will be used to purchase new Units of the same Sub-accounts that reflect the Insurance Charge (and the charge for any optional benefits you have elected) but not the Distribution Charge. The number of Units attributed to your Annuity will be decreased and the Unit Price of each unit of the Sub-accounts in which you invested will be increased. The adjustment in the number of units and unit price will not affect your Account Value at the time that the transaction is processed. However, beginning on that date, your Account Value will be determined based on the change in the value of Units that reflect the Insurance Charge and any other optional benefits that you have elected.
Termination of Optional Benefits: Except for the Guaranteed Minimum Income Benefit, the “Combination 5% Roll-up and Highest Anniversary Value Death Benefit” and the Highest Daily Value Death Benefit, which generally cannot be terminated by the owner once elected, if any optional benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different daily asset-based charge. This change may result in the number of Units attributed to your Annuity and the value of those Units being different than it was before the change; however, the adjustment in the number of Units and Unit Price will not affect your Account Value (although the change in charges that are deducted will affect your Account Value).

TAX CONSIDERATIONS
The tax considerations associated with an Annuity vary depending on whether the Annuity is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of Annuities below. The discussion is general in nature and describes only federal income tax law (not state, local, foreign or other federal tax laws). It is based on current law and interpretations which may change. The information provided is not intended as tax advice. The federal income tax treatment of the Annuity is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances.
Generally, the cost basis in an Annuity is the amount you pay into your Annuity, or into an annuity exchanged for your Annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for tax-favored retirement plans, which is the responsibility of the Owner.
On advisory products, you may establish an advisory fee deduction program for a qualified or non-qualified Annuity with no living benefit such that charges for investment advisory fees are not taxable to the Annuity Owner.  Please note that there are additional requirements that must be satisfied in order for investment advisory fee charges paid from a non-qualified Annuity to be treated as not taxable.  Advisory fee deduction programs are not permitted if the Annuity is commission based or has a living benefit. Charges for investment advisory fees that are taken from a qualified or non-qualified Annuity with a living benefit are treated as a partial withdrawal from the Annuity and will be tax reported as such to the Annuity Owner.
The discussion below generally assumes that the Annuity is issued to the Annuity Owner. For Annuities issued under the Beneficiary Continuation Option or as a Beneficiary Annuity, refer to the Taxes Payable by Beneficiaries for a Nonqualified Annuity and Required Distributions Upon Your Death for Qualified Annuities sections below.
NONQUALIFIED ANNUITIES
In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.
Taxes Payable by You
We believe the Annuity is an Annuity for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the Annuity. Generally, an Annuity issued by the same company (and affiliates) to you during the same calendar year must be treated as one Annuity for purposes of determining the amount subject to tax under the rules described below. We treat advisory fee payments as an expense of the Annuity and not a taxable distribution if your non-qualified Annuity satisfies the requirements of a Private Letter Ruling issued to Prudential Annuities Life Assurance Corporation by the Internal Revenue Services (“IRS”). In accordance with the PLR, advisory fee payments from your non-qualified Annuity are treated as an expense as long as your advisor attests to Prudential that the PLR requirements have been met, including that the advisory fees will not exceed 1.5% of the Annuity’s cash value and the Annuity only pays the advisor for fees related to investment advice and no other services. The PLR does not generally allow such favorable tax treatment of advisory fee payments where a commission is also paid on the Annuity.
It is possible that the IRS could assert that some or all of the charges for the optional living or death benefits under the Annuity should be treated for federal income tax purposes as a partial withdrawal from the Annuity. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable income to the extent there are earnings in the Annuity. Additionally, for Owners under age 59½, the taxable income attributable to the charge for the benefit could be subject to an additional tax. If the IRS determines that the charges for one or more benefits under the Annuity are taxable withdrawals, then the sole or surviving Owner will be provided with a notice from us describing available alternatives regarding these benefits.
Taxes on Withdrawals and Surrender Before Annuity Payments Begin
If you make a withdrawal from your Annuity or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of cost basis, until all gain has been withdrawn. At any time there is no gain in your Annuity, payments will be treated as a nontaxable return of cost basis until all cost basis has been returned. After all cost basis is returned, all subsequent amounts will be taxed as ordinary income. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.
You will generally be taxed on any withdrawals from the Annuity while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your Annuity as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If the entire Account Value is assigned or pledged, subsequent increases in the Account Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The cost basis is increased by the amount includible in income with respect to such assignment or pledge. If you transfer your Annuity for less than full consideration, such as by gift, you will also trigger tax on any gain in the Annuity. This rule does not apply if you transfer the Annuity to your spouse or under most circumstances if you transfer the Annuity incident to divorce.
If you choose to receive payments under an interest payment option, or a Beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the Annuity to income tax.
Taxes on Annuity Payments

If you select an annuity payment option as described in the Access to Account Value section earlier in this prospectus, a portion of each annuity payment you receive will be treated as a partial return of your cost basis and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your cost basis (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Annuity. After the full amount of your cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the Annuitant before the full amount of your cost basis has been recovered, a tax deduction may be allowed for the unrecovered amount. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed cost basis in the Annuity and the total value of the anticipated future payments until such time as all cost basis has been recovered.
Maximum Annuity Date
You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer make Purchase Payments, surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Please refer to your Annuity contract for the maximum Annuity Date.
Partial Annuitization
Individuals may partially annuitize their Nonqualified Annuity if the contract so permits. The tax law allows for a portion of a nonqualified Annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the Annuity is treated as a separate Annuity for purposes of determining taxability of the payments under Section 72 of the Code. We do not currently permit partial annuitization.
Medicare Tax on Net Investment Income
The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly or qualifying widow(er) with dependent child, $125,000 for married taxpayers filing separately, $200,000 for all others, and approximately $12,750 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the Annuity will be considered investment income for purposes of this surtax.
10% Additional Tax for Early Withdrawal from a Nonqualified Annuity
You may owe a 10% additional tax on the taxable part of distributions received from your Nonqualified Annuity before you attain age 59½. Amounts are not subject to this additional tax if:

•	the amount is paid on or after you reach age 59½;

•	the amount is paid on or after the death of you (or the death of the Annuitant when the owner is not an individual);

•	the amount received is attributable to your becoming disabled (as defined in the Code);

•
generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59½ or five years and modification of payments during that time period will result in retroactive application of the 10% additional tax); or

•
the amount received is paid under an immediate Annuity (within the meaning of the Code) and the annuity start date is no more than one year from the date of purchase (the first monthly annuity payment being required to be paid within 13 months).

Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Special Rules in Relation to Tax-free Exchanges Under Section 1035
Section 1035 of the Code permits certain tax-free exchanges of a life insurance contract, Annuity or endowment contract for an Annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. Partial exchanges may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% additional tax on pre-age 59½ withdrawals. In Revenue Procedure 2011-38, the IRS indicated that, for partial exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial Annuity or receiving Annuity within 180 days of the date on which the partial exchange was completed (other than an amount received as an annuity for a period of 10 years or more or during one or more lives), the IRS may not treat the transaction, as a tax-free Section 1035 exchange. The IRS will apply general tax rules to determine the substance and treatment of the transaction in such cases. We strongly urge you to discuss any partial exchange transaction of this type with your tax adviser before proceeding with the transaction.

If an Annuity is purchased through a tax-free exchange of a life insurance contract, Annuity or endowment contract that was purchased prior to August 14, 1982, then any Purchase Payments made to the original contract prior to August 14, 1982 will be treated as made to the new Annuity prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a return of cost basis first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.
After you elect an Annuity Payout Option, we do not allow you to exchange your Annuity.
Taxes Payable by Beneficiaries for a Nonqualified Annuity
If an Owner dies before the Annuity Date, the Death Benefit distributions are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:

•	As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.

•
Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted.

•
Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.

After the Annuity Date, if a period certain remains under the annuity option and the Annuitant dies before the end of that period, any remaining payments made to the Beneficiary will be fully excluded from income until the remaining investment in the contract is recovered and all annuity payments thereafter are fully includible in income. If we allow the Beneficiary to commute the remaining payments in a lump sum, the proceeds will be taxable as a surrender.
Considerations for Contingent Annuitants: We may allow the naming of a contingent Annuitant when a Nonqualified Annuity is held by a pension plan or a tax favored retirement plan, or held by a Custodial Account (as defined earlier in this prospectus). In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity is held by an entity owner when such Annuities do not qualify for tax deferral under the current tax law. This does not supersede any benefit language which may restrict the use of the contingent annuitant.
Reporting and Withholding on Distributions
Amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and you request a payment be delivered outside the United States, we are required to withhold income tax.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.
Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.
Entity Owners
Where an Annuity is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), increases in the value of the Annuity over its cost basis will be subject to tax annually.
Where an Annuity is issued to a Charitable Remainder Trust (CRT), increases in the value of the Annuity over its cost basis will be subject to tax reporting annually. As there are charges for the optional living and death benefits described elsewhere in this prospectus, and such charges reduce the contract value of the Annuity, trustees of the CRT should discuss with their legal advisers whether election of such optional living or death benefits violates their fiduciary duty to the remainder beneficiary.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person, provided that all grantors of the trust are natural persons. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within five years after the date of the first grantor’s death under Section 72(s) of the Code. See the “Death Benefits” section for scenarios where a Death Benefit or Surrender Value is payable depending upon the underlying facts.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Annuity Qualification
Diversification And Investor Control. In order to qualify for the tax rules applicable to Annuities described above, the investment assets in the Sub-accounts Nonqualified Annuity must be diversified according to certain rules under the Code. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment, and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the U.S. or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the Portfolios underlying the variable Investment Options of the Annuity meet these diversification requirements.
An additional requirement for qualification for the tax treatment described above is that we, and not you as the Annuity Owner, must have sufficient control over the underlying assets to be treated as the Owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an Annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable Annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the Investment Options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your Annuity or the Investment Options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected Owners and will be made with such notice to affected Owners as is feasible under the circumstances.
Required Distributions Upon Your Death for a Nonqualified Annuity. Upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the Annuity must be distributed within five years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). If the Beneficiary does not begin installments within one year of the date of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline. Your designated Beneficiary is the person to whom benefit rights under the Annuity pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Annuity may be continued with your spouse as the Owner. For Nonqualified Annuities owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. This means that for an Annuity held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.
Changes To Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an Annuity for tax purposes. Any such changes will apply to all Annuity Owners and you will be given notice to the extent feasible under the circumstances.
QUALIFIED ANNUITIES
In general, as used in this prospectus, a Qualified Annuity is an Annuity with applicable endorsements for a tax-favored plan or a Nonqualified Annuity held by a tax-favored retirement plan.
The following is a general discussion of the tax considerations for Qualified Annuities. This Annuity may or may not be available for all types of the tax-favored retirement plans discussed below. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your financial professional prior to purchase to confirm if this Annuity is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this Annuity.
A Qualified Annuity may typically be purchased for use in connection with:

•	Individual retirement accounts and annuities (IRAs), including inherited IRAs (which we refer to as a Beneficiary IRA), which are subject to Sections 408(a) and 408(b) of the Code;

•	Roth IRAs, including inherited Roth IRAs (which we refer to as a Beneficiary Roth IRA) under Section 408A of the Code;

•	A corporate Pension or Profit-sharing plan (subject to 401(a) of the Code);

•	H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code);

•	Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);

•	Section 457 plans (subject to 457 of the Code).
A Nonqualified Annuity may also be purchased by a 401(a) trust, a custodial IRA or a custodial Roth IRA account, or a Section 457 plan, which can hold other permissible assets. The terms and administration of the trust or custodial account or plan in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, or a Section 457 plan, as applicable, are the responsibility of the applicable trustee or custodian.
You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in Annuities. This means that when a tax favored plan invests in an Annuity, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).
Types of Tax-favored Plans
IRAs. The “IRA Disclosure Statement” and “Roth IRA Disclosure Statement” which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (the material terms are summarized in this prospectus and in those Disclosure Statements), the IRS requires that you have a “Free Look” after making an initial contribution to the Annuity. During this time, you can cancel the Annuity by notifying us in writing, and we will refund the greater of all purchase payments under the Annuity or the Account Value, less any applicable federal and state income tax withholding.
Contribution Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a “rollover” of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the later applicable due date of your federal income tax return, without extension), or as a current year contribution. In 2020 the contribution limit is $6,000. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation. The “rollover” rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally “roll over” certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule. Beginning in 2020, there is no longer an age limitation with regard to contributions to a traditional IRA as long as the earned income requirements are met.
In some circumstances, non-spouse Beneficiaries may roll over to an IRA amounts due from qualified plans, 403(b) plans, and governmental 457(b) plans. However, the rollover rules applicable to non-spouse Beneficiaries under the Code are more restrictive than the rollover rules applicable to Owner/participants and spouse Beneficiaries. Generally, non-spouse Beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. For plan years beginning after December 31, 2009, employer retirement plans are required to permit non-spouse Beneficiaries to roll over funds to an inherited IRA. An inherited IRA must be directly rolled over from the employer plan or transferred from an IRA and must be titled in the name of the deceased (i.e., John Doe deceased for the benefit of Jane Doe). No additional contributions can be made to an inherited IRA. In this prospectus, an inherited IRA is also referred to as a Beneficiary Annuity.
Required Provisions. Annuities that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

•	You, as Owner of the Annuity, must be the “Annuitant” under the contract (except in certain cases involving the division of property under a decree of divorce);

•	Your rights as Owner are non-forfeitable;

•	You cannot sell, assign or pledge the Annuity;

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The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts or amounts transferred by trustee-to-trustee transfer);

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The date on which required minimum distributions must begin cannot be later than April 1 st of the calendar year after the calendar year you turn age 70½ (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain 70 ½ after such date); and

•	Death and annuity payments must meet Required Minimum Distribution rules described below.
Usually, the full amount of any distribution from an IRA (including a distribution from this Annuity) which is not a transfer or rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding an Annuity in the Nonqualified Annuity section. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

•	A 10% early withdrawal additional tax described below;

•	Liability for “prohibited transactions” if you, for example, borrow against the value of an IRA; or

•	Failure to take a Required Minimum Distribution, also described below.
SEPs. SEPs are a variation on a standard IRA, and Annuities issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

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If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of (a) $57,000 in 2020, or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer’s SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2020, this limit is $285,000;

•	SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

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SEPs that contain a salary reduction or “SARSEP” provision prior to 1997 may permit salary deferrals up to $19,500 in 2020 with the employer making these contributions to the SEP. However, no new “salary reduction” or “SARSEPs” can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $6,500 in 2020. These amounts are indexed for inflation. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same “Free Look” period, as you would have if you purchased the Annuity for a standard IRA.

ROTH IRAs. The “Roth IRA Disclosure Statement” contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

•	Contributions to a Roth IRA cannot be deducted from your gross income;

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“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the Owner of the IRA attains age 59½; (b) after the Owner’s death; (c) due to the Owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the Owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.

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If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA during your lifetime, and distributions are not required during the owner’s lifetime.

Subject to the minimum Purchase Payment requirements of an Annuity, you may purchase an Annuity for a Roth IRA in connection with a “rollover” of amounts of another traditional IRA, SEP, SIMPLE-IRA, employer sponsored retirement plan (under Sections 401(a) or 403(b) of the Code) or Roth IRA; or, if you meet certain income limitations, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a “rollover” of all or any part of the amount of such distribution to a Roth IRA which they establish (a "conversion"). The conversion of non-Roth accounts triggers current taxation (but is not subject to a 10% early distribution additional tax).
The Code also permits the recharacterization of amounts from a traditional IRA, SEP, or SIMPLE IRA into a Roth IRA, or from a Roth IRA to a traditional IRA. Recharacterization is accomplished through a trustee-to-trustee transfer of a contribution (or a portion of a contribution) plus earnings, between different types of IRAs. A properly recharacterized contribution is treated as a contribution made to the second IRA instead of the first IRA. Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Non-spouse Beneficiaries receiving a distribution from an employer sponsored retirement plan under Sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse Beneficiaries cannot “rollover” benefits from a traditional IRA to a Roth IRA.
TDAs. In general, you may own a Tax Deferred Annuity (also known as a TDA, Tax Sheltered Annuity (TSA), 403(b) plan or 403(b) Annuity) if you are an employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as your employer maintains such a plan and your rights to the Annuity are non-forfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $19,500 in 2020. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional $6,500 in 2020. This amount is indexed for inflation. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a governmental 457(b) plan. An Annuity may generally only qualify as a TDA if distributions of salary deferrals (other than “grandfathered” amounts held as of December 31, 1988) may be made only on account of:

•	Your attainment of age 59½;

•	Your severance of employment;

•	Your death;

•	Your total and permanent disability; or

•	Hardship (under limited circumstances, and only related to salary deferrals, not including earnings attributable to these amounts).
In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70½ (or age 72 shall apply to distributions required to be made after December 31, 2019, with respect to individuals who attain age 70½ after such date), or retire, whichever is later. These distribution limits do not apply either to transfers or exchanges of investments under the Annuity, or to any “direct transfer” of your interest in the Annuity to another employer’s TDA plan or mutual fund “custodial account” described under Code Section 403(b)(7). Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to “qualified” retirement plans.
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its agent. In addition, in order to comply with the regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in Good Order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Late Rollover Self-Certification
You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
Required Minimum Distributions and Payment Options
If you hold the Annuity under an IRA (or other tax-favored plan), Required Minimum Distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70½ (or age 72 shall apply to distributions required to be made after December 31, 2019, with respect to individuals who attain age 70½ after such date ) and must be made for each year thereafter. For a TDA or a 401(a) plan for which the participant is not a greater than 5% Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner. Required Minimum Distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the Annuity. As a result, the Required Minimum Distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity Owner, and a reduction of payments under the living and death benefit optional riders.
You can use the Minimum Distribution option to satisfy the Required Minimum Distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the Required Minimum Distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the Annuity as of December 31 of the prior year, but is determined without regard to other Annuities you may own. If a trustee to trustee transfer or direct rollover of the full contract value is requested when there is an active Required Minimum Distribution program running, the Required Minimum Distribution will be removed and sent to the Owner prior to the remaining funds being sent to the transfer institution.
Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same Owner, similar rules apply.
Charitable IRA Distributions.
Certain qualified IRA distributions used for charitable purposes are eligible for an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70½ ( 72 for those who would have reached age 70 ½ after 2019). Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. Effective 2020, the amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1)  the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70½, over (2)  the total amount of reductions for all tax years preceding the current tax year.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Required Distributions Upon Your Death for a Qualified Annuity
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after

2019, by the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)). The post-death distribution requirements under prior law continue to apply in certain circumstances.

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Prior law. Under prior law, if an employee under an employer sponsored plan or IRA owner dies prior to the required beginning date, the remaining interest must be distributed (1) within 5 years after the death (the “5-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee or IRA owner dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

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The new law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed by December 31st of the year that includes the 10 year anniversary of your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.

This 10-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death ( i.e. , a new 10-year distribution period begins).
Instead of taking distributions under the new 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).
The new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee or IRA owner was alive could continue to be made under that method after the death of the employee or IRA owner. However, under the new law, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the new post-death distribution requirements.
The new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or “QLAC”)) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.
If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law can apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.
In addition, the new post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 year of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

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Spousal continuation. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse reaches age 70 ½ (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain age 70½ after such date) by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Until withdrawn, amounts in a Qualified Annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.
10 % Additional Tax for Early Withdrawals from a Qualified Annuity You may owe a 10% additional tax on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59½. Amounts are not subject to this additional tax if:

•	the amount is paid on or after you reach age 59½ or die;

•	the amount received is attributable to your becoming disabled; or

•
generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually. (Please note that substantially equal payments must continue until the later of reaching age 59½ or five years. Modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% additional tax.)

Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Withholding
For 403(b) Tax Deferred annuities, we will withhold federal income tax at the rate of 20% for any eligible rollover distribution paid by us to or for a plan participant, unless such distribution is “directly” rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, governmental 457(b) plan or TDA. An eligible rollover distribution is defined under the tax law as a distribution from an employer plan under 401(a), a TDA or a governmental 457(b) plan, excluding any distribution that is part of a series of substantially equal payments (at least annually) made over the life expectancy of the employee or the joint life expectancies of the employee and his designated Beneficiary, any distribution made for a specified period of 10 years or more, any distribution that is a required minimum distribution and any hardship distribution. Regulations also specify certain other items which are not considered eligible rollover distributions. We will not withhold for payments made from trustee owned Annuities or for payments under a 457 plan. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

•	For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions; and

•	For all other distributions, we will withhold at a 10% rate.
If no U.S. taxpayer identification number is provided, no election out of withholding will be allowed, and we will automatically withhold using the default withholding rules. We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax adviser to find out more information on your potential liability if you fail to pay such taxes. If you are a U.S. person (which includes a resident alien), and you request a payment be delivered outside the U.S., we are required to withhold income tax. There may be additional state income tax withholding requirements.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

Defined Benefit Plans and Money Purchase Pension Plans . If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
In 2018, the Internal Revenue Service issued Revenue Ruling 2018-17, which provides that an amount transferred from an IRA to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal tax reporting. Consistent with this Ruling, beginning in 2019, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Same Sex Marriages, Civil Unions and Domestic Partnerships
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract. Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.

GENERAL INFORMATION
HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at http://www.prudentialannuities.com or any other electronic means. We generally send a confirmation statement to you each time a financial transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We may also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter. We may confirm regularly scheduled transactions, including, but not limited to the Annual Maintenance Fee, Systematic Withdrawals (including 72(t) and 72(q) payments and required minimum distributions), electronic funds transfer, Dollar Cost Averaging, and Automatic Rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports or copies of reports previously sent. We reserve the right to charge up to $50 for each such additional or previously sent report. We will also send an annual report and a semi-annual report containing applicable financial statements for the Portfolios to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means. Beginning on January 1, 2021, paper copies of the annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
WHO IS PRUDENTIAL ANNUITIES?
Prudential Annuities Life Assurance Corporation, a Prudential Financial Company, (“Prudential Annuities”) is a stock life insurance company incorporated under the laws of Arizona as of August 31, 2013, formerly incorporated in Connecticut, and is domiciled in Arizona, formerly Connecticut. It is licensed to sell life insurance and annuities in the District of Columbia, Puerto Rico and in all states except New York. Prudential Annuities Life Assurance Corporation is a wholly-owned subsidiary of Prudential Annuities, Inc., whose ultimate parent is Prudential Financial, Inc. Prudential Annuities markets through and in conjunction with registered broker-dealers.
Prudential Annuities offers a wide array of annuities, including (1) deferred variable annuities that are registered with the SEC, including fixed interest rate annuities that are offered as a companion to certain of our variable annuities and are registered because of their market value adjustment feature and (2) fixed annuities that are not registered with the SEC. In addition, Prudential Annuities has in force a relatively small block of variable life insurance policies and immediate variable annuities, but it no longer actively sells such policies.
No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. Among other things, this means that where you participate in an optional living benefit or death benefit and the value of that benefit (e.g., the Protected Withdrawal for Highest Daily Lifetime 6 Plus) exceeds your current Account Value, you would rely solely on the ability of the issuing insurance company to make payments under the benefit out of its own assets. Prudential Financial, however, exercises significant influence over the operations and capital structure of Prudential Annuities.
Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Prudential Annuities delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
Service Providers
Prudential Annuities conducts the bulk of its operations through staff employed by it or by affiliated companies within the Prudential Financial family. Certain discrete functions have been delegated to non-affiliates that could be deemed “service providers” under the Investment Company Act of 1940. The entities engaged by Prudential Annuities may change over time. As of December 31, 2019, non-affiliated entities that could be deemed service providers to Prudential Annuities and/or an affiliated insurer within the Prudential Annuities business unit consisted of those set forth in the table below.

Name of Service Provider	Services Provided	Address
Broadridge Investor Communication	Proxy services and regulatory mailings	51 Mercedes Way, Edgewood, NY 11717
EDM Americas	Records management and administration of annuity contracts	301 Fayetteville Street, Suite 1500, Raleigh, NC 27601
EXL Service Holdings, Inc	Administration of annuity contracts	350 Park Avenue, 10th Floor, New York, NY 10022
National Financial Services	Clearing firm for Broker Dealers	82 Devonshire Street Boston, MA 02109
Open Text, Inc	Fax Services	100 Tri-State International Parkway, Lincolnshire, IL 60069
PERSHING LLC	Clearing firm for Broker Dealers	One Pershing Plaza, Jersey City, NJ 07399
The Depository Trust Clearinghouse Corporation	Clearing and settlement services for Distributors and Carriers.	55 Water Street, 26th Floor, New York, NY 10041
Thomson Reuters	Tax reporting services	3 Times Square New York, NY 10036
Universal Wilde	Composition, printing, and mailing of contracts and benefit documents	26 Dartmouth Street, Westwood, MA 02090
Venio Systems LLC	Claim related services	4031 University Drive, Suite 100, Fairfax, VA 22030

WHAT ARE SEPARATE ACCOUNTS?
The separate accounts are where Prudential Annuities sets aside and invests the assets of some of our annuities. These separate accounts were established under the laws of the State of Connecticut. The assets of each separate account are held in the name of Prudential Annuities, and legally belong to us. Prudential Annuities Life Assurance Corporation segregates the Separate Account assets from all of its other assets. Thus, Separate Account assets that are held in support of the contracts are not chargeable with liabilities arising out of any other business we may conduct. These assets are kept separate from all our other assets, and may not be charged with liabilities arising out of any other business we may conduct. Thus, income, gains and losses from assets allocated to a separate account are credited to or charged against each such separate account, without regard to other income, gains, or losses of Prudential Annuities or of any other of our separate accounts. The obligations under the Annuities are those of Prudential Annuities, which is the issuer of the Annuities and the depositor of the separate accounts. More detailed information about Prudential Annuities, including its audited consolidated financial statements, is provided in the Statement of Additional Information.
Separate Account B
During the accumulation period, the assets supporting obligations based on allocations to the Sub-accounts are held in Sub-accounts of Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as “Separate Account B”.
Separate Account B was established by us pursuant to Connecticut law on November 25, 1987. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B.
Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts including Separate Account B, will now be operated in accordance with the laws of Arizona.
Separate Account B consists of multiple Sub-accounts. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. The name of each Sub-account generally corresponds to the name of the underlying Portfolio. Each Sub-account in Separate Account B may have several different Unit Prices to reflect the Insurance Charge, Distribution Charge (when applicable) and the charges for any optional benefits that are offered under the Annuities issued by us through Separate Account B. Separate Account B is registered with the SEC under the Investment Company Act of 1940 (“Investment Company Act”) as a unit investment trust, which is a type of investment company. The SEC does not supervise investment policies, management or practices of Separate Account B. We may offer new Sub-accounts, eliminate Sub-accounts, or combine Sub-accounts at our sole discretion. We may also close Sub-accounts to additional purchase payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates. We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required. If investment in the Portfolios or a particular Portfolio is no longer possible, in our discretion becomes inappropriate for purposes of the Annuity, or for any other rationale in our sole judgment, we may substitute another portfolio or investment portfolios without your consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any required approval of the SEC and any applicable state insurance departments. In addition, we may close Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.
If you are enrolled in a Dollar Cost Averaging, Automatic Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available money market fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a money market fund for any continued and future investments.
Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. Your Account Value allocated to the Sub-accounts may increase or decrease. You bear the entire investment risk. There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.
Separate Account D
During the accumulation period, assets supporting our obligations based on Fixed Allocations are held in Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as “Separate Account D”. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D. Separate Account D was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, are operated in accordance with the laws of Arizona, as of August 31, 2013.
There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.
We may employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.
We are not obligated to invest according to specific guidelines or strategies except as may be required by Arizona and other state insurance laws.
The General Account. Our general obligations and any guaranteed benefits under the Annuity are supported by our general account and are subject to our claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent and other ordinary business expenses. The general account is subject to regulation and supervision by the Arizona Department of Insurance and to the insurance laws and regulations of all jurisdictions where we are authorized to do business.
Cyber Security Risks. We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.
WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying mutual fund is registered as an open-end management investment company under the Investment Company Act. Shares of the underlying mutual fund portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.
Voting Rights
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
Material Conflicts
In the future, it may become disadvantageous for Separate Accounts of variable life insurance and variable annuity contracts to invest in the same underlying Portfolios. Neither the companies that invest in the Portfolios nor the Portfolios currently foresee any such disadvantage. The Board of Directors for each Portfolio intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity Contract Owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

(1)	changes in state insurance law;

(2)	changes in federal income tax law;

(3)	changes in the investment management of any Variable Investment Option; or

(4)	differences between voting instructions given by variable life insurance and variable annuity Contract Owners.

Fees and Payments Received by Prudential Annuities
As detailed below, Prudential Annuities and our affiliates receive substantial payments from the underlying Portfolios and/or related entities, such as the Portfolios’ advisers and subadvisers. Because these fees and payments are made to Prudential Annuities and our affiliates, allocations you make to the underlying Portfolios benefit us financially. In selecting Portfolios available under the Annuity, we consider the payments that will be made to us. For more information on factors we consider when selecting the Portfolios under the Annuity, see “Variable Investment Options” under “Investment Options” earlier in this prospectus.
We receive Rule 12b-1 fees which compensate our affiliate, Prudential Annuities Distributors, Inc., for distribution and administrative services (including recordkeeping services and the mailing of prospectuses and reports to Owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by Owners.
We also receive administrative services payments from the Portfolios or the advisers of the underlying Portfolios or their affiliates, which are referred to as “revenue sharing” payments. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are generally equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the Annuity (in certain cases, however, this amount may be equal to an annual rate of 0.60% of the average assets allocated to the Portfolio). We expect to make a profit on these fees and payments and consider them when selecting the Portfolios available under the Annuity.
In addition, an adviser or subadviser of a Portfolio or a distributor of the Annuity (not the Portfolios) may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Annuity. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms’ registered representatives, and creating marketing material discussing the Annuity, available options, and underlying Portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, subadviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributors and the amounts of such payments may vary between and among each adviser, subadviser, and distributor depending on their respective participation. We may also consider these payments and reimbursements when selecting the Portfolios available under the Annuity. For the annual period ended December 31, 2019, with regard to the total annual amounts that were paid (or as to which a payment amount was accrued) under the kinds of arrangements described in this paragraph, the amounts for any particular adviser, subadviser or distributor ranged from $25,000.00 to $836,969.00. These amounts relate to all individual variable annuity contracts issued by Prudential Annuities or its affiliates, not only the Annuity covered by this prospectus.
In addition to the payments that we receive from underlying Portfolios and/or their affiliates, those same Portfolios and/or their affiliates may make payments to us and/or other insurers within the Prudential Financial group related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.
WHO DISTRIBUTES ANNUITIES OFFERED BY PRUDENTIAL ANNUITIES?
Prudential Annuities Distributors, Inc. (PAD), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuities offered through this prospectus. PAD acts as the distributor of a number of annuity and life insurance products and the AST Portfolios. PAD’s principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities Exchange Act of 1934 (Exchange Act), and is a member of the Financial Industry Regulatory Authority (FINRA).
Each Annuity is offered on a continuous basis. PAD enters into distribution agreements with both affiliated and unaffiliated broker-dealers who are registered under the Exchange Act (“firms”). Applications for each Annuity are solicited by registered representatives of those firms.
Prudential Annuities sells its annuity products through multiple distribution channels, including (1) independent broker-dealer firms and financial planners; (2) broker-dealers that are members of the New York Stock Exchange, including “wirehouse” and regional broker-dealer firms; and (3) broker-dealers affiliated with banks or that specialize in marketing to customers of banks. Although we are active in each of those distribution channels, the majority of our sales have come from the independent broker-dealer firms and financial planners.
Under the selling agreements, cash compensation in the form of commissions is paid to firms on sales of the Annuities according to one or more schedules. The registered representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 7.0% for ASAP III, 6.0% for XT6, 5.5% for APEX II and 2.0% for ASL II. Alternative compensation schedules are available that generally provide a lower initial commission plus ongoing quarterly compensation based on all or a portion of the Account Value. We may also provide cash compensation to the distributing firm for providing ongoing service to you in relation to your Annuity. These payments may be made in the form of percentage payments based upon “Assets under Management” or “AUM,” (total assets), subject to certain criteria in certain Prudential Annuities products. These payments may also be made in the form of percentage payments based upon the total amount of money received as Purchase Payments under Prudential Annuities annuity products sold through the firm. Commissions and other cash compensation paid in relation to your Annuity do not result in any additional charge to you or to the Separate Account.
We, or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

A list of the firms to whom Prudential Annuities pays an amount under these arrangements is provided below. You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuities than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total purchase payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity. Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information, which is available without charge upon request.
The list below includes the names of the firms that we are aware (as of December 31, 2019) received cash compensation with respect to our annuity business during 2019 (or as to which a payment amount was accrued during 2019). The firms listed below include those receiving payments in connection with marketing of products issued by Prudential Annuities Life Assurance Corporation. During 2019, the least amount paid, and greatest amount paid, were $1.10 and $18,272,777.70, respectively.
Name of Firm:

Allstate Financial Srvcs, LLC	Kestra Investment Services	The Investment Center
AMERICAN PORTFOLIO FIN SVCS INC	KMS Financial Services, Inc.	TransAmerica Financial Advisors, Inc.
ASSOCIATED SECURITIES CORP	Lincoln Financial Advisors	Triad Advisors, Inc.
AXA Advisors, LLC	Lincoln Financial Securities Corporation	UBS Financial Services, Inc.
BBVA Securities, Inc.	Lincoln Investment Planning	United Planners Fin. Serv.
BFT Financial Group, LLC	LPL Financial Corporation	Waddell & Reed
Cadaret, Grant & Co., Inc.	M Holdings Securities, Inc	WATERSTONE FINANCIAL GROUP INC
Cambridge Investment Research, Inc.	MML Investors Services, Inc.	Wells Fargo Advisors LLC
Centaurus Financial, Inc.	Morgan Stanley Smith Barney	WELLS FARGO ADVISORS LLC - WEALTH
Cetera Advisor Network LLC	Mutual Service Corporation	Wells Fargo Investments LLC
CFD Investments, Inc.	Next Financial Group, Inc.	Woodbury Financial Services
Citizens Securities, Inc.	PNC Investments, LLC
Commonwealth Financial Network	ProEquities
Crown Capital Securities, L.P.	RBC CAPITAL MARKETS CORPORATION
CUNA Brokerage Svcs, Inc.	Robert W. Baird & Co. Inc.
CUSO Financial Services, L.P.	Royal Alliance Associates
Equity Services, Inc.	SA Stone Wealth Management
FSC Securities Corp.	SAGEPOINT FINANCIAL, INC.
Geneos Wealth Management, Inc.	Securian Financial Svcs, Inc.
H. Beck, Inc.	Securities America, Inc.
Hantz Financial Services,Inc.	Securities Service Network
Investacorp	Stifel Nicolaus & Co.
Janney Montgomery Scott, LLC.	TFS Securities, Inc.
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
Prudential Annuities Life Assurance Corporation incorporates by reference into the prospectus its latest annual report on Form 10-K filed pursuant to Section 13(a) or Section 15(d) of the Exchange Act since the end of the fiscal year covered by its latest annual report. In addition, all documents subsequently filed by us pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act also are incorporated into the prospectus by reference. We will provide to each person, including any beneficial owner, to whom a prospectus is delivered, a copy of any or all of the information that has been incorporated by reference into the prospectus but not delivered with the prospectus. Such information will be provided upon written or oral request at no cost to the requester by writing to Prudential Annuities Life Assurance Corporation, One Corporate Drive, Shelton, CT 06484 or by calling 888-PRU-2888. We file periodic reports as required under the Securities Exchange Act of 1934. The SEC maintains an Internet site that contains reports, proxy, and information statements, and other information regarding issuers that file electronically with the SEC (see www.sec.gov). Our internet address is www.prudentialannuities.com.
FINANCIAL STATEMENTS
The financial statements of the separate account and Prudential Annuities Life Assurance Corporation are included in the Statement of Additional Information.

HOW TO CONTACT US
Please communicate with us using the telephone number and addresses below for the purposes described. Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
Prudential’s Customer Service Team
Call our Customer Service Team at 1-888-PRU-2888 during normal business hours.
Internet
Access information about your Annuity through our website: www.prudentialannuities.com
Correspondence Sent by Regular Mail
Prudential Annuity Service Center
P.O. Box 7960
Philadelphia, PA 19176
Correspondence Sent by Overnight*, Certified or Registered Mail
Prudential Annuity Service Center
2101 Welsh Road
Dresher, PA 19025
*Please note that overnight correspondence sent through the United States Postal Service may be delivered to the P.O. Box listed above, which could delay receipt of your correspondence at our Service Center. Overnight mail sent through other methods (e.g. Federal Express, United Parcel Service) will be delivered to the address listed below.
Correspondence sent by regular mail to our Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Service Center. Your correspondence is not considered received by us until it is received at our Service Center. Where this Prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
You can obtain account information by calling our automated response system, and at www.prudentialannuities.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney or your financial professional, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your financial professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system, www.prudentialannuities.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.
Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.
Prudential Annuities does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Prudential Annuities reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.
INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
Litigation and Regulatory Matters
Prudential Annuities is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to Prudential Annuities and proceedings generally applicable to business practices in the industry in which we operate. Prudential Annuities is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Prudential Annuities is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, Prudential Annuities, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus.
Prudential Annuities’ litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. In some of Prudential Annuities’ pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. It is possible that Prudential Annuities' results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Prudential Annuities’ litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Prudential Annuities’ financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on: the Separate Account; the ability of PAD to perform its contract with the Separate Account; or Prudential Annuities' ability to meet its obligations under the Contracts.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:
General Information about Prudential Annuities
Prudential Annuities Life Assurance Corporation
Prudential Annuities Life Assurance Corporation Variable Account B
Prudential Annuities Life Assurance Corporation Separate Account D
Principal Underwriter/Distributor – Prudential Annuities Distributors, Inc.
How the Unit Price is Determined
Additional Information on Fixed Allocations
How We Calculate the Market Value Adjustment
General Information
Voting Rights
Modification
Deferral of Transactions
Misstatement of Age or Sex
Cyber Security Risks
Annuitization
Experts
Legal Experts
Financial Statements

APPENDIX A – CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B
Separate Account B consists of multiple Sub-accounts that are available as investment options for the Prudential Annuities. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. All or some of these Sub-accounts are available as investment options for other variable annuities we offer pursuant to different prospectuses.
Unit Prices and Numbers Of Units. The following tables show for each Annuity: (a) the historical Unit Price, corresponding to the Annuity features bearing the highest and lowest combinations of asset-based charges*, assessed through a reduction in unit values, as of the dates shown, for Units in each of the Sub-accounts of Separate Account B that are being offered pursuant to this Prospectus**; and (b) the number of Units outstanding for each such Sub-account, which may include other variable annuities offered, as of the dates shown. The period for each year begins on January 1 and ends on December 31. Since November 18, 2002, we have been determining, on a daily basis, multiple Unit Prices for each Sub-account of Separate Account B. We compute multiple Unit Prices because several of our variable annuities invest in the same Sub-accounts, and these annuities deduct varying charges that correspond to each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charges for each optional benefit. Where an asset-based charge corresponding to a particular Sub-account within a new annuity product is identical to that in the same Sub-account within an existing annuity, the Unit Price for the new annuity will be identical to that of the existing annuity. In such cases, we will for reference purposes depict, in the condensed financial information for the new annuity, Unit Prices of the existing annuity. To the extent a Sub-account commenced operations during a particular calendar year, the Unit Price as of the end of the period reflects only the partial year results from the commencement of operations until December 31st of the applicable year. When a Unit Price was first calculated for a particular Sub-account, typically we set the price of that Unit at $10.00 per Unit. Thereafter, Unit Prices vary based on Sub-account performance. Unit Prices and Units are provided for Sub-accounts that commenced operations prior to January 1, 2020. This information reflects Sub-Account names as of December 31, 2019. Please refer to the "What Are the Investment Objectives and Policies of the Portfolio?" section of the prospectus for information on name changes.

*	Note: While a unit price is reflected for the maximum combination of asset based charges for each Sub-account, not all Sub-accounts are available if you elect certain optional benefits.

**
The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge by sending in the request form at the end of the Prospectus or contacting us at 1-888-PRU-2888.

A-1

ASAP III
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With No Optional Benefits - Cliff M&E (0.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
04/02/2012 to 12/31/2012	$16.54958	$17.81424	220,857
01/01/2013 to 12/31/2013	$17.81424	$19.47151	177,692
01/01/2014 to 12/31/2014	$19.47151	$19.79748	122,048
01/01/2015 to 12/31/2015	$19.79748	$19.69911	109,726
01/01/2016 to 12/31/2016	$19.69911	$21.33287	387,339
01/01/2017 to 12/31/2017	$21.33287	$22.21067	147,947
01/01/2018 to 12/31/2018	$22.21067	$21.93050	86,241
01/01/2019 to 12/31/2019	$21.93050	$24.49638	102,965
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.79413	$12.15841	2,137,936
01/01/2013 to 12/31/2013	$12.15841	$13.28419	3,302,095
01/01/2014 to 12/31/2014	$13.28419	$13.70177	4,233,346
01/01/2015 to 12/31/2015	$13.70177	$13.17454	4,275,666
01/01/2016 to 12/31/2016	$13.17454	$13.91823	7,653,121
01/01/2017 to 12/31/2017	$13.91823	$15.56812	17,046,560
01/01/2018 to 12/31/2018	$15.56812	$14.20813	17,277,340
01/01/2019 to 12/31/2019	$14.20813	$16.38199	26,202,776
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$12.55485	$12.96731	1,334,388
01/01/2013 to 12/31/2013	$12.96731	$15.01604	2,104,605
01/01/2014 to 12/31/2014	$15.01604	$15.82972	2,745,392
01/01/2015 to 12/31/2015	$15.82972	$15.85314	3,307,487
01/01/2016 to 12/31/2016	$15.85314	$16.86949	6,413,451
01/01/2017 to 12/31/2017	$16.86949	$19.59683	12,611,396
01/01/2018 to 12/31/2018	$19.59683	$18.32279	15,572,908
01/01/2019 to 12/31/2019	$18.32279	$22.18286	21,318,284
AST AllianzGI World Trends Portfolio
04/02/2012 to 12/31/2012	$10.45327	$10.53923	674,619
01/01/2013 to 12/31/2013	$10.53923	$11.77322	834,112
01/01/2014 to 12/31/2014	$11.77322	$12.29780	1,249,619
01/01/2015 to 12/31/2015	$12.29780	$12.19758	1,625,752
01/01/2016 to 12/31/2016	$12.19758	$12.70180	3,094,012
01/01/2017 to 12/31/2017	$12.70180	$14.66782	9,654,552
01/01/2018 to 12/31/2018	$14.66782	$13.42047	10,931,891
01/01/2019 to 12/31/2019	$13.42047	$15.73953	16,449,140
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99946	$10.18312	60,465
01/01/2014 to 12/31/2014	$10.18312	$9.80073	109,425
01/01/2015 to 12/31/2015	$9.80073	$8.22532	47,725
01/01/2016 to 12/31/2016	$8.22532	$9.26433	55,438
01/01/2017 to 12/31/2017	$9.26433	$12.42109	212,225
01/01/2018 to 12/31/2018	$12.42109	$10.00085	195,123
01/01/2019 to 12/31/2019	$10.00085	$11.70496	117,469

A-2

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99946	$11.71778	10,832
01/01/2014 to 12/31/2014	$11.71778	$13.17469	23,505
01/01/2015 to 12/31/2015	$13.17469	$13.31510	46,084
01/01/2016 to 12/31/2016	$13.31510	$14.64438	46,376
01/01/2017 to 12/31/2017	$14.64438	$17.76975	71,453
01/01/2018 to 12/31/2018	$17.76975	$16.21771	74,390
01/01/2019 to 12/31/2019	$16.21771	$19.75026	73,656
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.46312	$12.68301	1,758,212
01/01/2013 to 12/31/2013	$12.68301	$14.82427	2,849,628
01/01/2014 to 12/31/2014	$14.82427	$15.68843	3,274,796
01/01/2015 to 12/31/2015	$15.68843	$15.66066	4,187,549
01/01/2016 to 12/31/2016	$15.66066	$16.53880	8,248,576
01/01/2017 to 12/31/2017	$16.53880	$18.88058	21,352,492
01/01/2018 to 12/31/2018	$18.88058	$17.83171	25,969,719
01/01/2019 to 12/31/2019	$17.83171	$21.15566	35,476,617
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.90989	$10.26034	288,996
01/01/2013 to 12/31/2013	$10.26034	$11.29992	425,554
01/01/2014 to 12/31/2014	$11.29992	$11.77602	507,630
01/01/2015 to 12/31/2015	$11.77602	$11.34851	694,939
01/01/2016 to 12/31/2016	$11.34851	$12.05951	841,502
01/01/2017 to 12/31/2017	$12.05951	$13.49228	1,865,355
01/01/2018 to 12/31/2018	$13.49228	$12.69656	1,757,828
01/01/2019 to 12/31/2019	$12.69656	$14.83669	2,478,633
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$20.16296	$20.73224	2,313,544
01/01/2013 to 12/31/2013	$20.73224	$20.14971	2,801,507
01/01/2014 to 12/31/2014	$20.14971	$19.99945	2,847,394
01/01/2015 to 12/31/2015	$19.99945	$19.96538	2,661,208
01/01/2016 to 12/31/2016	$19.96538	$20.16033	2,499,016
01/01/2017 to 12/31/2017	$20.16033	$20.37142	2,658,656
01/01/2018 to 12/31/2018	$20.37142	$20.38931	2,645,887
01/01/2019 to 12/31/2019	$20.38931	$21.19276	2,959,786
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$27.43311	$29.01718	3,550,533
01/01/2013 to 12/31/2013	$29.01718	$28.29890	3,800,767
01/01/2014 to 12/31/2014	$28.29890	$29.30456	3,324,750
01/01/2015 to 12/31/2015	$29.30456	$28.50038	3,258,429
01/01/2016 to 12/31/2016	$28.50038	$29.51247	4,058,167
01/01/2017 to 12/31/2017	$29.51247	$30.59987	7,460,536
01/01/2018 to 12/31/2018	$30.59987	$30.19918	7,727,763
01/01/2019 to 12/31/2019	$30.19918	$32.77077	10,806,181
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.12989	$12.24267	2,189,962
01/01/2013 to 12/31/2013	$12.24267	$14.92172	4,132,517
01/01/2014 to 12/31/2014	$14.92172	$15.86168	5,683,698
01/01/2015 to 12/31/2015	$15.86168	$15.84275	7,368,448
01/01/2016 to 12/31/2016	$15.84275	$16.81594	14,217,154
01/01/2017 to 12/31/2017	$16.81594	$19.69547	31,659,316
01/01/2018 to 12/31/2018	$19.69547	$18.35014	38,132,142
01/01/2019 to 12/31/2019	$18.35014	$22.28672	52,396,972

A-3

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99946	$11.76419	41,775
01/01/2014 to 12/31/2014	$11.76419	$13.27839	124,317
01/01/2015 to 12/31/2015	$13.27839	$12.72095	145,353
01/01/2016 to 12/31/2016	$12.72095	$14.52061	321,093
01/01/2017 to 12/31/2017	$14.52061	$17.08132	606,226
01/01/2018 to 12/31/2018	$17.08132	$16.16109	613,623
01/01/2019 to 12/31/2019	$16.16109	$21.03838	1,025,168
AST Cohen & Steers Global Realty Portfolio
04/02/2012 to 12/31/2012	$10.47217	$11.70019	98,682
01/01/2013 to 12/31/2013	$11.70019	$12.12952	127,240
01/01/2014 to 12/31/2014	$12.12952	$13.72846	158,568
01/01/2015 to 12/31/2015	$13.72846	$13.62700	168,685
01/01/2016 to 12/31/2016	$13.62700	$13.65961	244,948
01/01/2017 to 12/31/2017	$13.65961	$15.04823	611,852
01/01/2018 to 12/31/2018	$15.04823	$14.24590	610,169
01/01/2019 to 12/31/2019	$14.24590	$17.70940	881,472
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$32.32997	$33.53009	329,212
01/01/2013 to 12/31/2013	$33.53009	$34.35587	382,035
01/01/2014 to 12/31/2014	$34.35587	$44.68361	429,106
01/01/2015 to 12/31/2015	$44.68361	$46.54348	402,779
01/01/2016 to 12/31/2016	$46.54348	$48.46744	423,296
01/01/2017 to 12/31/2017	$48.46744	$51.16020	579,401
01/01/2018 to 12/31/2018	$51.16020	$48.40949	550,843
01/01/2019 to 12/31/2019	$48.40949	$63.10821	674,662
AST Fidelity Institutional AM® Quantitative Portfolio
04/02/2012 to 12/31/2012	$10.94895	$11.25745	866,029
01/01/2013 to 12/31/2013	$11.25745	$12.83510	1,273,659
01/01/2014 to 12/31/2014	$12.83510	$13.15347	1,441,419
01/01/2015 to 12/31/2015	$13.15347	$13.19745	2,020,598
01/01/2016 to 12/31/2016	$13.19745	$13.66941	4,218,381
01/01/2017 to 12/31/2017	$13.66941	$15.81771	10,072,819
01/01/2018 to 12/31/2018	$15.81771	$14.49737	11,485,083
01/01/2019 to 12/31/2019	$14.49737	$17.28372	17,271,679
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$11.17188	$11.27089	478,143
01/01/2013 to 12/31/2013	$11.27089	$12.29732	762,432
01/01/2014 to 12/31/2014	$12.29732	$12.71119	923,241
01/01/2015 to 12/31/2015	$12.71119	$12.51374	1,118,730
01/01/2016 to 12/31/2016	$12.51374	$13.08586	1,798,867
01/01/2017 to 12/31/2017	$13.08586	$14.59787	7,497,732
01/01/2018 to 12/31/2018	$14.59787	$13.47892	8,186,085
01/01/2019 to 12/31/2019	$13.47892	$15.53673	13,346,281
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$35.84503	$36.54808	191,758
01/01/2013 to 12/31/2013	$36.54808	$50.40332	231,304
01/01/2014 to 12/31/2014	$50.40332	$53.68012	235,413
01/01/2015 to 12/31/2015	$53.68012	$50.40109	225,702
01/01/2016 to 12/31/2016	$50.40109	$62.24760	285,453
01/01/2017 to 12/31/2017	$62.24760	$69.38111	515,226
01/01/2018 to 12/31/2018	$69.38111	$59.23375	578,140
01/01/2019 to 12/31/2019	$59.23375	$72.16979	829,808

A-4

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$15.28117	$15.20802	4,933,586
01/01/2013 to 12/31/2013	$15.20802	$15.10943	5,545,728
01/01/2014 to 12/31/2014	$15.10943	$15.01092	7,009,676
01/01/2015 to 12/31/2015	$15.01092	$14.91290	7,119,880
01/01/2016 to 12/31/2016	$14.91290	$14.81638	6,852,795
01/01/2017 to 12/31/2017	$14.81638	$14.77056	7,080,832
01/01/2018 to 12/31/2018	$14.77056	$14.86481	9,658,303
01/01/2019 to 12/31/2019	$14.86481	$15.01788	10,608,543
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$23.75241	$25.63707	2,018,684
01/01/2013 to 12/31/2013	$25.63707	$27.29926	2,050,214
01/01/2014 to 12/31/2014	$27.29926	$27.81549	1,005,691
01/01/2015 to 12/31/2015	$27.81549	$26.65008	949,073
01/01/2016 to 12/31/2016	$26.65008	$30.55351	1,149,758
01/01/2017 to 12/31/2017	$30.55351	$32.62333	1,375,246
01/01/2018 to 12/31/2018	$32.62333	$31.76641	1,143,321
01/01/2019 to 12/31/2019	$31.76641	$36.38826	1,502,243
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$23.06155	$23.95472	260,603
01/01/2013 to 12/31/2013	$23.95472	$33.28529	358,350
01/01/2014 to 12/31/2014	$33.28529	$37.61471	443,673
01/01/2015 to 12/31/2015	$37.61471	$34.44205	446,128
01/01/2016 to 12/31/2016	$34.44205	$41.02324	578,942
01/01/2017 to 12/31/2017	$41.02324	$48.57917	797,292
01/01/2018 to 12/31/2018	$48.57917	$41.43184	854,236
01/01/2019 to 12/31/2019	$41.43184	$53.31484	1,112,927
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$20.91208	$21.44012	868,007
01/01/2013 to 12/31/2013	$21.44012	$25.35990	1,229,002
01/01/2014 to 12/31/2014	$25.35990	$23.80315	1,559,437
01/01/2015 to 12/31/2015	$23.80315	$24.39293	1,572,634
01/01/2016 to 12/31/2016	$24.39293	$23.31893	1,595,691
01/01/2017 to 12/31/2017	$23.31893	$31.37470	1,743,680
01/01/2018 to 12/31/2018	$31.37470	$27.01463	1,743,956
01/01/2019 to 12/31/2019	$27.01463	$35.45730	1,828,366
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.31092	$19.94731	252,102
01/01/2013 to 12/31/2013	$19.94731	$23.67546	316,370
01/01/2014 to 12/31/2014	$23.67546	$21.94480	331,237
01/01/2015 to 12/31/2015	$21.94480	$21.98043	377,249
01/01/2016 to 12/31/2016	$21.98043	$21.96444	494,250
01/01/2017 to 12/31/2017	$21.96444	$26.79999	822,800
01/01/2018 to 12/31/2018	$26.79999	$22.32870	916,090
01/01/2019 to 12/31/2019	$22.32870	$26.62527	1,088,517
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$10.98160	$11.14168	740,025
01/01/2013 to 12/31/2013	$11.14168	$12.87147	854,130
01/01/2014 to 12/31/2014	$12.87147	$13.60168	918,602
01/01/2015 to 12/31/2015	$13.60168	$13.37178	975,931
01/01/2016 to 12/31/2016	$13.37178	$13.97800	1,719,405
01/01/2017 to 12/31/2017	$13.97800	$16.24201	6,648,154
01/01/2018 to 12/31/2018	$16.24201	$14.94645	7,931,523
01/01/2019 to 12/31/2019	$14.94645	$17.73454	12,223,123

A-5

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$24.31812	$25.69220	411,454
01/01/2013 to 12/31/2013	$25.69220	$29.44603	493,919
01/01/2014 to 12/31/2014	$29.44603	$27.39256	519,707
01/01/2015 to 12/31/2015	$27.39256	$26.45402	521,224
01/01/2016 to 12/31/2016	$26.45402	$26.78990	574,859
01/01/2017 to 12/31/2017	$26.78990	$34.50274	990,407
01/01/2018 to 12/31/2018	$34.50274	$28.28957	1,069,922
01/01/2019 to 12/31/2019	$28.28957	$35.75683	1,395,418
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$25.69496	$26.48459	585,499
01/01/2013 to 12/31/2013	$26.48459	$29.21518	767,639
01/01/2014 to 12/31/2014	$29.21518	$30.60670	859,092
01/01/2015 to 12/31/2015	$30.60670	$30.35229	946,248
01/01/2016 to 12/31/2016	$30.35229	$31.31259	1,876,926
01/01/2017 to 12/31/2017	$31.31259	$34.88664	3,882,804
01/01/2018 to 12/31/2018	$34.88664	$32.88202	4,291,651
01/01/2019 to 12/31/2019	$32.88202	$37.44070	6,773,310
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.65688	$13.04213	58,325
01/01/2013 to 12/31/2013	$13.04213	$17.68598	65,274
01/01/2014 to 12/31/2014	$17.68598	$19.24099	128,247
01/01/2015 to 12/31/2015	$19.24099	$21.14871	249,434
01/01/2016 to 12/31/2016	$21.14871	$20.70363	268,009
01/01/2017 to 12/31/2017	$20.70363	$27.93897	516,342
01/01/2018 to 12/31/2018	$27.93897	$27.30930	635,688
01/01/2019 to 12/31/2019	$27.30930	$35.97736	885,783
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$22.74611	$21.76758	1,731,133
01/01/2013 to 12/31/2013	$21.76758	$29.54365	2,203,644
01/01/2014 to 12/31/2014	$29.54365	$32.45986	2,714,814
01/01/2015 to 12/31/2015	$32.45986	$35.49674	2,592,109
01/01/2016 to 12/31/2016	$35.49674	$37.23259	2,470,649
01/01/2017 to 12/31/2017	$37.23259	$49.19383	2,633,786
01/01/2018 to 12/31/2018	$49.19383	$47.55886	2,377,615
01/01/2019 to 12/31/2019	$47.55886	$62.19491	2,417,759
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$17.86001	$18.96384	487,708
01/01/2013 to 12/31/2013	$18.96384	$24.04688	572,282
01/01/2014 to 12/31/2014	$24.04688	$24.75789	583,483
01/01/2015 to 12/31/2015	$24.75789	$24.23662	644,028
01/01/2016 to 12/31/2016	$24.23662	$25.79174	728,361
01/01/2017 to 12/31/2017	$25.79174	$31.73317	1,338,201
01/01/2018 to 12/31/2018	$31.73317	$28.51437	1,471,313
01/01/2019 to 12/31/2019	$28.51437	$36.81555	1,930,018
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99947	$10.39473	708,550
01/01/2013 to 12/31/2013	$10.39473	$12.28049	870,847
01/01/2014 to 12/31/2014	$12.28049	$12.82758	761,976
01/01/2015 to 12/31/2015	$12.82758	$12.58598	817,085
01/01/2016 to 12/31/2016	$12.58598	$13.04467	1,066,092
01/01/2017 to 12/31/2017	$13.04467	$15.09732	1,764,647
01/01/2018 to 12/31/2018	$15.09732	$13.75755	1,860,088
01/01/2019 to 12/31/2019	$13.75755	$16.77934	2,457,279

A-6

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$10.32846	$10.34321	636,569
01/01/2013 to 12/31/2013	$10.34321	$14.04784	825,258
01/01/2014 to 12/31/2014	$14.04784	$15.17211	864,288
01/01/2015 to 12/31/2015	$15.17211	$16.16312	862,289
01/01/2016 to 12/31/2016	$16.16312	$16.36507	974,945
01/01/2017 to 12/31/2017	$16.36507	$21.25152	1,377,403
01/01/2018 to 12/31/2018	$21.25152	$21.56670	1,370,389
01/01/2019 to 12/31/2019	$21.56670	$29.52114	1,656,767
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99947	$10.23520	3,880
01/01/2013 to 12/31/2013	$10.23520	$13.67722	57,164
01/01/2014 to 12/31/2014	$13.67722	$14.97664	66,490
01/01/2015 to 12/31/2015	$14.97664	$14.77167	148,850
01/01/2016 to 12/31/2016	$14.77167	$16.64891	328,700
01/01/2017 to 12/31/2017	$16.64891	$19.40894	716,459
01/01/2018 to 12/31/2018	$19.40894	$17.32502	808,983
01/01/2019 to 12/31/2019	$17.32502	$22.26366	1,177,073
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.90822	$6.98274	1,209,969
01/01/2013 to 12/31/2013	$6.98274	$9.17056	1,866,674
01/01/2014 to 12/31/2014	$9.17056	$10.16119	2,054,799
01/01/2015 to 12/31/2015	$10.16119	$9.52113	4,086,768
01/01/2016 to 12/31/2016	$9.52113	$9.61489	4,450,159
01/01/2017 to 12/31/2017	$9.61489	$12.14029	6,921,815
01/01/2018 to 12/31/2018	$12.14029	$11.53645	7,167,080
01/01/2019 to 12/31/2019	$11.53645	$14.91768	8,973,251
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$39.77785	$40.81741	466,775
01/01/2013 to 12/31/2013	$40.81741	$57.58674	593,491
01/01/2014 to 12/31/2014	$57.58674	$65.36528	632,089
01/01/2015 to 12/31/2015	$65.36528	$61.27996	588,881
01/01/2016 to 12/31/2016	$61.27996	$71.98029	595,116
01/01/2017 to 12/31/2017	$71.98029	$81.37387	775,668
01/01/2018 to 12/31/2018	$81.37387	$67.54927	770,390
01/01/2019 to 12/31/2019	$67.54927	$81.21333	962,049
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$10.21367	$10.44338	357,478
01/01/2013 to 12/31/2013	$10.44338	$10.39868	493,261
01/01/2014 to 12/31/2014	$10.39868	$9.84738	674,967
01/01/2015 to 12/31/2015	$9.84738	$8.14703	685,583
01/01/2016 to 12/31/2016	$8.14703	$9.09464	896,852
01/01/2017 to 12/31/2017	$9.09464	$11.41888	2,403,364
01/01/2018 to 12/31/2018	$11.41888	$9.75082	2,611,601
01/01/2019 to 12/31/2019	$9.75082	$10.98055	4,114,575
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.02623	$13.41813	2,759,599
01/01/2013 to 12/31/2013	$13.41813	$14.55895	3,852,365
01/01/2014 to 12/31/2014	$14.55895	$15.29958	3,583,397
01/01/2015 to 12/31/2015	$15.29958	$15.22193	4,194,357
01/01/2016 to 12/31/2016	$15.22193	$15.95874	6,948,644
01/01/2017 to 12/31/2017	$15.95874	$17.46135	12,393,167
01/01/2018 to 12/31/2018	$17.46135	$16.85466	14,490,335
01/01/2019 to 12/31/2019	$16.85466	$19.21341	21,372,711

A-7

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.22030	$10.73524	47,835
01/01/2013 to 12/31/2013	$10.73524	$10.41874	108,559
01/01/2014 to 12/31/2014	$10.41874	$10.97842	99,867
01/01/2015 to 12/31/2015	$10.97842	$10.87776	225,318
01/01/2016 to 12/31/2016	$10.87776	$11.26197	520,399
01/01/2017 to 12/31/2017	$11.26197	$11.82342	1,503,205
01/01/2018 to 12/31/2018	$11.82342	$11.65058	2,031,690
01/01/2019 to 12/31/2019	$11.65058	$12.70387	3,311,312
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$10.49369	$10.65702	1,403,349
01/01/2013 to 12/31/2013	$10.65702	$12.39040	1,933,476
01/01/2014 to 12/31/2014	$12.39040	$13.44202	2,980,642
01/01/2015 to 12/31/2015	$13.44202	$13.27284	4,688,196
01/01/2016 to 12/31/2016	$13.27284	$14.51766	10,784,874
01/01/2017 to 12/31/2017	$14.51766	$16.74513	45,066,148
01/01/2018 to 12/31/2018	$16.74513	$15.37220	53,882,013
01/01/2019 to 12/31/2019	$15.37220	$18.20126	80,921,646
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99946	$11.75760	0
01/01/2014 to 12/31/2014	$11.75760	$13.46149	9,545
01/01/2015 to 12/31/2015	$13.46149	$13.58030	10,783
01/01/2016 to 12/31/2016	$13.58030	$14.95673	15,565
01/01/2017 to 12/31/2017	$14.95673	$18.04136	24,926
01/01/2018 to 12/31/2018	$18.04136	$16.64184	51,327
01/01/2019 to 12/31/2019	$16.64184	$20.69831	38,312
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$15.80818	$16.10960	612,973
01/01/2013 to 12/31/2013	$16.10960	$21.19484	717,679
01/01/2014 to 12/31/2014	$21.19484	$24.68161	719,720
01/01/2015 to 12/31/2015	$24.68161	$25.27620	674,237
01/01/2016 to 12/31/2016	$25.27620	$28.84006	744,456
01/01/2017 to 12/31/2017	$28.84006	$35.02833	1,224,013
01/01/2018 to 12/31/2018	$35.02833	$31.94005	1,197,136
01/01/2019 to 12/31/2019	$31.94005	$39.49592	1,322,962
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.91977	$10.07382	44,971
01/01/2013 to 12/31/2013	$10.07382	$12.24997	315,728
01/01/2014 to 12/31/2014	$12.24997	$12.96155	852,665
01/01/2015 to 12/31/2015	$12.96155	$12.89666	1,827,546
01/01/2016 to 12/31/2016	$12.89666	$13.62285	1,892,173
01/01/2017 to 12/31/2017	$13.62285	$15.99640	2,728,811
01/01/2018 to 12/31/2018	$15.99640	$14.85453	2,995,190
01/01/2019 to 12/31/2019	$14.85453	$17.88737	3,084,360
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$14.56534	$13.88888	662,024
01/01/2013 to 12/31/2013	$13.88888	$19.42995	878,841
01/01/2014 to 12/31/2014	$19.42995	$20.25743	1,058,177
01/01/2015 to 12/31/2015	$20.25743	$20.39441	1,095,306
01/01/2016 to 12/31/2016	$20.39441	$21.82195	1,095,490
01/01/2017 to 12/31/2017	$21.82195	$27.68356	1,418,074
01/01/2018 to 12/31/2018	$27.68356	$24.52057	1,458,312
01/01/2019 to 12/31/2019	$24.52057	$33.24867	1,762,794

A-8

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$28.72466	$27.70495	191,153
01/01/2013 to 12/31/2013	$27.70495	$37.20616	252,009
01/01/2014 to 12/31/2014	$37.20616	$38.37610	252,894
01/01/2015 to 12/31/2015	$38.37610	$38.42630	270,848
01/01/2016 to 12/31/2016	$38.42630	$42.78718	339,888
01/01/2017 to 12/31/2017	$42.78718	$52.67592	530,286
01/01/2018 to 12/31/2018	$52.67592	$47.93408	556,315
01/01/2019 to 12/31/2019	$47.93408	$61.96647	780,185
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$28.71618	$29.40995	610,153
01/01/2013 to 12/31/2013	$29.40995	$40.14664	755,633
01/01/2014 to 12/31/2014	$40.14664	$41.98705	805,379
01/01/2015 to 12/31/2015	$41.98705	$39.91627	803,339
01/01/2016 to 12/31/2016	$39.91627	$51.23806	730,558
01/01/2017 to 12/31/2017	$51.23806	$54.64572	803,223
01/01/2018 to 12/31/2018	$54.64572	$45.01897	784,653
01/01/2019 to 12/31/2019	$45.01897	$54.55683	893,539
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$31.72796	$32.68345	689,338
01/01/2013 to 12/31/2013	$32.68345	$37.93685	984,990
01/01/2014 to 12/31/2014	$37.93685	$39.90630	1,389,809
01/01/2015 to 12/31/2015	$39.90630	$39.66363	1,975,437
01/01/2016 to 12/31/2016	$39.66363	$42.37872	3,601,806
01/01/2017 to 12/31/2017	$42.37872	$48.59065	8,854,325
01/01/2018 to 12/31/2018	$48.59065	$45.70185	10,588,658
01/01/2019 to 12/31/2019	$45.70185	$54.86895	14,229,608
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$21.38939	$20.76320	513,794
01/01/2013 to 12/31/2013	$20.76320	$29.71001	702,609
01/01/2014 to 12/31/2014	$29.71001	$31.98018	815,771
01/01/2015 to 12/31/2015	$31.98018	$34.81718	1,108,704
01/01/2016 to 12/31/2016	$34.81718	$35.52458	1,275,764
01/01/2017 to 12/31/2017	$35.52458	$48.66519	2,125,459
01/01/2018 to 12/31/2018	$48.66519	$50.21669	2,324,032
01/01/2019 to 12/31/2019	$50.21669	$63.97437	2,998,277
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.75931	$13.79344	438,321
01/01/2013 to 12/31/2013	$13.79344	$18.44915	515,533
01/01/2014 to 12/31/2014	$18.44915	$18.61487	500,642
01/01/2015 to 12/31/2015	$18.61487	$17.37246	492,716
01/01/2016 to 12/31/2016	$17.37246	$18.31746	539,391
01/01/2017 to 12/31/2017	$18.31746	$21.21087	863,277
01/01/2018 to 12/31/2018	$21.21087	$19.02617	935,862
01/01/2019 to 12/31/2019	$19.02617	$23.81142	6,507,396
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$55.90911	$53.89981	197,579
01/01/2013 to 12/31/2013	$53.89981	$61.78578	214,813
01/01/2014 to 12/31/2014	$61.78578	$56.25253	246,794
01/01/2015 to 12/31/2015	$56.25253	$45.12754	243,343
01/01/2016 to 12/31/2016	$45.12754	$55.87055	268,555
01/01/2017 to 12/31/2017	$55.87055	$61.22893	508,598
01/01/2018 to 12/31/2018	$61.22893	$50.69899	506,332
01/01/2019 to 12/31/2019	$50.69899	$58.86473	790,403

A-9

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$19.99147	$20.63724	866,451
01/01/2013 to 12/31/2013	$20.63724	$19.73350	1,057,340
01/01/2014 to 12/31/2014	$19.73350	$19.71444	1,171,818
01/01/2015 to 12/31/2015	$19.71444	$18.68194	1,103,519
01/01/2016 to 12/31/2016	$18.68194	$19.36935	1,107,507
01/01/2017 to 12/31/2017	$19.36935	$19.63657	1,390,332
01/01/2018 to 12/31/2018	$19.63657	$19.89846	1,352,053
01/01/2019 to 12/31/2019	$19.89846	$20.08621	1,590,385
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$16.39757	$17.01874	218,161
01/01/2013 to 12/31/2013	$17.01874	$22.38888	257,877
01/01/2014 to 12/31/2014	$22.38888	$25.57298	311,302
01/01/2015 to 12/31/2015	$25.57298	$23.72778	266,712
01/01/2016 to 12/31/2016	$23.72778	$26.87288	361,197
01/01/2017 to 12/31/2017	$26.87288	$31.64574	502,593
01/01/2018 to 12/31/2018	$31.64574	$26.24363	519,584
01/01/2019 to 12/31/2019	$26.24363	$31.06475	723,755
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$11.04545	$11.02468	596,164
01/01/2013 to 12/31/2013	$11.02468	$13.19869	1,095,380
01/01/2014 to 12/31/2014	$13.19869	$13.83470	1,402,528
01/01/2015 to 12/31/2015	$13.83470	$13.65786	1,473,627
01/01/2016 to 12/31/2016	$13.65786	$14.45462	2,482,243
01/01/2017 to 12/31/2017	$14.45462	$16.31293	4,259,105
01/01/2018 to 12/31/2018	$16.31293	$15.39650	4,457,377
01/01/2019 to 12/31/2019	$15.39650	$18.44049	5,775,830
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.00536	$12.61449	845,235
01/01/2013 to 12/31/2013	$12.61449	$12.34542	772,270
01/01/2014 to 12/31/2014	$12.34542	$13.14798	1,243,823
01/01/2015 to 12/31/2015	$13.14798	$13.22403	1,531,862
01/01/2016 to 12/31/2016	$13.22403	$13.81477	2,469,176
01/01/2017 to 12/31/2017	$13.81477	$14.59080	5,417,683
01/01/2018 to 12/31/2018	$14.59080	$14.16731	9,309,786
01/01/2019 to 12/31/2019	$14.16731	$15.80649	13,056,084
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99947	$10.42474	13,747
01/01/2013 to 12/31/2013	$10.42474	$9.51458	31,671
01/01/2014 to 12/31/2014	$9.51458	$9.58076	58,298
01/01/2015 to 12/31/2015	$9.58076	$9.22504	49,794
01/01/2016 to 12/31/2016	$9.22504	$10.13715	52,495
01/01/2017 to 12/31/2017	$10.13715	$11.00812	228,137
01/01/2018 to 12/31/2018	$11.00812	$10.20707	171,241
01/01/2019 to 12/31/2019	$10.20707	$11.64658	227,998
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.20053	$10.83280	119,059
01/01/2013 to 12/31/2013	$10.83280	$14.10256	179,854
01/01/2014 to 12/31/2014	$14.10256	$15.80810	235,186
01/01/2015 to 12/31/2015	$15.80810	$16.02985	262,725
01/01/2016 to 12/31/2016	$16.02985	$18.28497	278,046
01/01/2017 to 12/31/2017	$18.28497	$19.72404	300,747
01/01/2018 to 12/31/2018	$19.72404	$18.11100	256,970
01/01/2019 to 12/31/2019	$18.11100	$22.50813	200,955

A-10

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
04/02/2012 to 12/31/2012	$17.86411	$18.97945	105,051
01/01/2013 to 12/31/2013	$18.97945	$26.50075	141,248
01/01/2014 to 12/31/2014	$26.50075	$31.50696	177,897
01/01/2015 to 12/31/2015	$31.50696	$32.29234	177,262
01/01/2016 to 12/31/2016	$32.29234	$28.40589	155,110
01/01/2017 to 12/31/2017	$28.40589	$32.68826	131,582
01/01/2018 to 12/31/2018	$32.68826	$32.76843	128,694
01/01/2019 to 12/31/2019	$32.76843	$43.13733	121,681
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05020	$9.83336	88,471
01/01/2013 to 12/31/2013	$9.83336	$13.38563	148,359
01/01/2014 to 12/31/2014	$13.38563	$14.36743	127,514
01/01/2015 to 12/31/2015	$14.36743	$14.44624	133,202
01/01/2016 to 12/31/2016	$14.44624	$14.46110	116,451
01/01/2017 to 12/31/2017	$14.46110	$17.59873	121,423
01/01/2018 to 12/31/2018	$17.59873	$16.50761	138,513
01/01/2019 to 12/31/2019	$16.50761	$22.03220	151,985
Invesco V.I. Technology Fund - Series I
04/02/2012 to 12/31/2012	$7.72644	$6.93655	94,613
01/01/2013 to 12/31/2013	$6.93655	$8.62425	127,602
01/01/2014 to 12/31/2014	$8.62425	$9.51515	115,638
01/01/2015 to 12/31/2015	$9.51515	$10.09754	142,556
01/01/2016 to 12/31/2016	$10.09754	$9.95624	144,780
01/01/2017 to 12/31/2017	$9.95624	$13.36692	176,558
01/01/2018 to 12/31/2018	$13.36692	$13.21924	157,914
01/01/2019 to 12/31/2019	$13.21924	$17.84553	154,532
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12674	$9.76934	535,703
01/01/2017 to 12/31/2017	$9.76934	$13.69451	543,952
01/01/2018 to 12/31/2018	$13.69451	$11.19573	533,818
01/01/2019 to 12/31/2019	$11.19573	$13.63472	463,758
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$21.46761	$21.47350	69,246
01/01/2013 to 12/31/2013	$21.47350	$24.52800	75,828
01/01/2014 to 12/31/2014	$24.52800	$23.98641	68,176
01/01/2015 to 12/31/2015	$23.98641	$21.59539	67,296
01/01/2016 to 12/31/2016	$21.59539	$21.59271	59,498
01/01/2017 to 12/31/2017	$21.59271	$28.50573	85,937
01/01/2018 to 12/31/2018	$28.50573	$23.05329	63,191
01/01/2019 to 12/31/2019	$23.05329	$28.92832	65,084
ProFund VP Banks
04/02/2012 to 12/31/2012	$5.19208	$5.26866	79,600
01/01/2013 to 12/31/2013	$5.26866	$6.98561	54,459
01/01/2014 to 12/31/2014	$6.98561	$7.66037	151,473
01/01/2015 to 12/31/2015	$7.66037	$7.57757	127,458
01/01/2016 to 12/31/2016	$7.57757	$9.27726	252,087
01/01/2017 to 12/31/2017	$9.27726	$10.86866	218,311
01/01/2018 to 12/31/2018	$10.86866	$8.86511	145,249
01/01/2019 to 12/31/2019	$8.86511	$12.01572	128,707

A-11

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$17.13962	$16.64861	54,721
01/01/2013 to 12/31/2013	$16.64861	$19.58915	95,961
01/01/2014 to 12/31/2014	$19.58915	$19.79000	64,938
01/01/2015 to 12/31/2015	$19.79000	$16.92405	64,844
01/01/2016 to 12/31/2016	$16.92405	$19.92338	93,929
01/01/2017 to 12/31/2017	$19.92338	$24.33829	94,753
01/01/2018 to 12/31/2018	$24.33829	$19.90968	86,285
01/01/2019 to 12/31/2019	$19.90968	$23.28508	72,989
ProFund VP Bear
04/02/2012 to 12/31/2012	$5.39555	$5.11497	137,439
01/01/2013 to 12/31/2013	$5.11497	$3.73245	355,838
01/01/2014 to 12/31/2014	$3.73245	$3.17983	231,199
01/01/2015 to 12/31/2015	$3.17983	$3.00362	188,249
01/01/2016 to 12/31/2016	$3.00362	$2.59463	198,391
01/01/2017 to 12/31/2017	$2.59463	$2.11469	180,171
01/01/2018 to 12/31/2018	$2.11469	$2.18613	241,873
01/01/2019 to 12/31/2019	$2.18613	$1.67351	378,185
ProFund VP Biotechnology
04/02/2012 to 12/31/2012	$11.86472	$14.14636	73,076
01/01/2013 to 12/31/2013	$14.14636	$23.67027	107,333
01/01/2014 to 12/31/2014	$23.67027	$30.50694	133,431
01/01/2015 to 12/31/2015	$30.50694	$31.30910	129,864
01/01/2016 to 12/31/2016	$31.30910	$26.29149	106,852
01/01/2017 to 12/31/2017	$26.29149	$32.00915	104,038
01/01/2018 to 12/31/2018	$32.00915	$29.65414	91,069
01/01/2019 to 12/31/2019	$29.65414	$34.30981	78,445
ProFund VP Bull
04/02/2012 to 12/31/2012	$12.29615	$12.34101	393,941
01/01/2013 to 12/31/2013	$12.34101	$15.90907	397,809
01/01/2014 to 12/31/2014	$15.90907	$17.61835	760,993
01/01/2015 to 12/31/2015	$17.61835	$17.42362	423,471
01/01/2016 to 12/31/2016	$17.42362	$18.98285	355,667
01/01/2017 to 12/31/2017	$18.98285	$22.50760	316,009
01/01/2018 to 12/31/2018	$22.50760	$20.98601	235,267
01/01/2019 to 12/31/2019	$20.98601	$26.87118	196,841
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$14.99522	$15.12268	62,051
01/01/2013 to 12/31/2013	$15.12268	$19.29901	60,904
01/01/2014 to 12/31/2014	$19.29901	$21.13436	79,124
01/01/2015 to 12/31/2015	$21.13436	$21.87108	87,237
01/01/2016 to 12/31/2016	$21.87108	$22.49915	68,573
01/01/2017 to 12/31/2017	$22.49915	$25.71839	70,448
01/01/2018 to 12/31/2018	$25.71839	$21.76834	48,713
01/01/2019 to 12/31/2019	$21.76834	$27.37134	47,247
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$12.01906	$12.81987	33,687
01/01/2013 to 12/31/2013	$12.81987	$17.81439	92,785
01/01/2014 to 12/31/2014	$17.81439	$19.90402	58,099
01/01/2015 to 12/31/2015	$19.90402	$20.70202	100,543
01/01/2016 to 12/31/2016	$20.70202	$21.42854	58,701
01/01/2017 to 12/31/2017	$21.42854	$25.19995	58,268
01/01/2018 to 12/31/2018	$25.19995	$25.18921	56,716
01/01/2019 to 12/31/2019	$25.18921	$31.19150	57,175

A-12

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$9.67140	$10.31427	183,383
01/01/2013 to 12/31/2013	$10.31427	$12.46427	264,298
01/01/2014 to 12/31/2014	$12.46427	$11.31241	215,221
01/01/2015 to 12/31/2015	$11.31241	$10.01642	198,350
01/01/2016 to 12/31/2016	$10.01642	$10.72862	197,132
01/01/2017 to 12/31/2017	$10.72862	$12.76008	226,655
01/01/2018 to 12/31/2018	$12.76008	$10.88551	144,290
01/01/2019 to 12/31/2019	$10.88551	$12.73850	162,222
ProFund VP Financials
04/02/2012 to 12/31/2012	$6.78527	$7.00624	114,186
01/01/2013 to 12/31/2013	$7.00624	$9.19359	186,474
01/01/2014 to 12/31/2014	$9.19359	$10.31365	181,847
01/01/2015 to 12/31/2015	$10.31365	$10.09347	195,122
01/01/2016 to 12/31/2016	$10.09347	$11.56425	188,858
01/01/2017 to 12/31/2017	$11.56425	$13.57905	238,851
01/01/2018 to 12/31/2018	$13.57905	$12.08340	177,816
01/01/2019 to 12/31/2019	$12.08340	$15.63876	160,954
ProFund VP Health Care
04/02/2012 to 12/31/2012	$10.96616	$11.65900	128,314
01/01/2013 to 12/31/2013	$11.65900	$16.18833	207,388
01/01/2014 to 12/31/2014	$16.18833	$19.89460	270,049
01/01/2015 to 12/31/2015	$19.89460	$20.75816	284,139
01/01/2016 to 12/31/2016	$20.75816	$19.78767	224,976
01/01/2017 to 12/31/2017	$19.78767	$23.77169	221,459
01/01/2018 to 12/31/2018	$23.77169	$24.66388	248,807
01/01/2019 to 12/31/2019	$24.66388	$29.25028	202,418
ProFund VP Industrials
04/02/2012 to 12/31/2012	$14.16157	$14.43821	21,050
01/01/2013 to 12/31/2013	$14.43821	$19.82217	50,850
01/01/2014 to 12/31/2014	$19.82217	$20.79174	43,236
01/01/2015 to 12/31/2015	$20.79174	$19.95009	41,542
01/01/2016 to 12/31/2016	$19.95009	$23.29843	63,562
01/01/2017 to 12/31/2017	$23.29843	$28.33174	67,240
01/01/2018 to 12/31/2018	$28.33174	$24.55376	47,391
01/01/2019 to 12/31/2019	$24.55376	$31.83275	47,937
ProFund VP Internet
04/02/2012 to 12/31/2012	$29.81170	$30.87078	15,792
01/01/2013 to 12/31/2013	$30.87078	$46.52962	27,156
01/01/2014 to 12/31/2014	$46.52962	$46.74583	21,065
01/01/2015 to 12/31/2015	$46.74583	$55.89433	41,075
01/01/2016 to 12/31/2016	$55.89433	$58.60226	24,263
01/01/2017 to 12/31/2017	$58.60226	$79.21173	28,412
01/01/2018 to 12/31/2018	$79.21173	$82.57682	26,649
01/01/2019 to 12/31/2019	$82.57682	$96.82708	21,290
ProFund VP Japan
04/02/2012 to 12/31/2012	$7.88762	$8.04493	96,223
01/01/2013 to 12/31/2013	$8.04493	$11.84800	121,931
01/01/2014 to 12/31/2014	$11.84800	$12.15075	97,188
01/01/2015 to 12/31/2015	$12.15075	$12.77302	138,612
01/01/2016 to 12/31/2016	$12.77302	$12.74253	95,620
01/01/2017 to 12/31/2017	$12.74253	$14.99587	108,456
01/01/2018 to 12/31/2018	$14.99587	$13.16454	82,224
01/01/2019 to 12/31/2019	$13.16454	$15.69453	80,010

A-13

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$12.83785	$12.77618	132,986
01/01/2013 to 12/31/2013	$12.77618	$16.58549	222,473
01/01/2014 to 12/31/2014	$16.58549	$18.60783	289,356
01/01/2015 to 12/31/2015	$18.60783	$19.18142	250,498
01/01/2016 to 12/31/2016	$19.18142	$20.01260	202,866
01/01/2017 to 12/31/2017	$20.01260	$24.91135	206,775
01/01/2018 to 12/31/2018	$24.91135	$24.28832	143,270
01/01/2019 to 12/31/2019	$24.28832	$31.10171	151,543
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$10.87109	$11.03654	162,295
01/01/2013 to 12/31/2013	$11.03654	$14.24242	134,528
01/01/2014 to 12/31/2014	$14.24242	$15.63192	265,861
01/01/2015 to 12/31/2015	$15.63192	$14.79497	194,928
01/01/2016 to 12/31/2016	$14.79497	$16.96711	202,387
01/01/2017 to 12/31/2017	$16.96711	$19.12167	188,929
01/01/2018 to 12/31/2018	$19.12167	$16.97797	152,164
01/01/2019 to 12/31/2019	$16.97797	$21.88974	136,084
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$16.16582	$16.23989	162,542
01/01/2013 to 12/31/2013	$16.23989	$21.05928	174,753
01/01/2014 to 12/31/2014	$21.05928	$22.15511	163,134
01/01/2015 to 12/31/2015	$22.15511	$22.07355	186,057
01/01/2016 to 12/31/2016	$22.07355	$24.75396	164,683
01/01/2017 to 12/31/2017	$24.75396	$29.09543	147,359
01/01/2018 to 12/31/2018	$29.09543	$25.44313	130,102
01/01/2019 to 12/31/2019	$25.44313	$31.40572	119,002
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$15.35563	$15.79337	120,789
01/01/2013 to 12/31/2013	$15.79337	$20.73660	193,984
01/01/2014 to 12/31/2014	$20.73660	$22.70025	148,093
01/01/2015 to 12/31/2015	$22.70025	$20.69789	106,849
01/01/2016 to 12/31/2016	$20.69789	$25.56887	170,877
01/01/2017 to 12/31/2017	$25.56887	$28.09773	106,840
01/01/2018 to 12/31/2018	$28.09773	$24.20448	91,879
01/01/2019 to 12/31/2019	$24.20448	$29.83812	90,654
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$8.44528	$8.00581	237,480
01/01/2013 to 12/31/2013	$8.00581	$10.67982	457,085
01/01/2014 to 12/31/2014	$10.67982	$12.41477	428,820
01/01/2015 to 12/31/2015	$12.41477	$13.25345	419,427
01/01/2016 to 12/31/2016	$13.25345	$13.85955	274,058
01/01/2017 to 12/31/2017	$13.85955	$17.95172	369,355
01/01/2018 to 12/31/2018	$17.95172	$17.50102	261,970
01/01/2019 to 12/31/2019	$17.50102	$23.76866	245,566
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$22.00148	$21.39359	117,969
01/01/2013 to 12/31/2013	$21.39359	$26.37068	142,506
01/01/2014 to 12/31/2014	$26.37068	$23.35223	164,063
01/01/2015 to 12/31/2015	$23.35223	$17.77804	230,957
01/01/2016 to 12/31/2016	$17.77804	$21.93451	227,441
01/01/2017 to 12/31/2017	$21.93451	$21.10051	203,858
01/01/2018 to 12/31/2018	$21.10051	$16.72330	164,099
01/01/2019 to 12/31/2019	$16.72330	$18.02925	123,052

A-14

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$9.80464	$10.49077	60,941
01/01/2013 to 12/31/2013	$10.49077	$13.71886	55,848
01/01/2014 to 12/31/2014	$13.71886	$16.26831	92,394
01/01/2015 to 12/31/2015	$16.26831	$16.88077	117,398
01/01/2016 to 12/31/2016	$16.88077	$16.14515	68,933
01/01/2017 to 12/31/2017	$16.14515	$17.70185	73,179
01/01/2018 to 12/31/2018	$17.70185	$16.49612	55,865
01/01/2019 to 12/31/2019	$16.49612	$18.69011	52,705
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$18.77717	$16.39230	298,418
01/01/2013 to 12/31/2013	$16.39230	$10.10607	326,483
01/01/2014 to 12/31/2014	$10.10607	$7.64416	475,057
01/01/2015 to 12/31/2015	$7.64416	$5.09960	760,919
01/01/2016 to 12/31/2016	$5.09960	$7.89451	574,072
01/01/2017 to 12/31/2017	$7.89451	$8.25733	343,317
01/01/2018 to 12/31/2018	$8.25733	$7.09843	350,023
01/01/2019 to 12/31/2019	$7.09843	$10.29484	605,999
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$21.26954	$22.34453	61,378
01/01/2013 to 12/31/2013	$22.34453	$22.21991	70,779
01/01/2014 to 12/31/2014	$22.21991	$27.59787	110,898
01/01/2015 to 12/31/2015	$27.59787	$27.50732	101,839
01/01/2016 to 12/31/2016	$27.50732	$28.89304	74,741
01/01/2017 to 12/31/2017	$28.89304	$31.01624	67,000
01/01/2018 to 12/31/2018	$31.01624	$29.05818	54,454
01/01/2019 to 12/31/2019	$29.05818	$36.59429	60,590
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$2.91642	$2.48861	587,817
01/01/2013 to 12/31/2013	$2.48861	$2.87984	675,015
01/01/2014 to 12/31/2014	$2.87984	$1.99535	1,232,465
01/01/2015 to 12/31/2015	$1.99535	$1.95092	753,860
01/01/2016 to 12/31/2016	$1.95092	$1.83830	551,666
01/01/2017 to 12/31/2017	$1.83830	$1.60891	510,664
01/01/2018 to 12/31/2018	$1.60891	$1.66497	382,978
01/01/2019 to 12/31/2019	$1.66497	$1.36607	276,431
ProFund VP Semiconductor
04/02/2012 to 12/31/2012	$7.81803	$6.42474	31,526
01/01/2013 to 12/31/2013	$6.42474	$8.51972	20,934
01/01/2014 to 12/31/2014	$8.51972	$11.38706	47,528
01/01/2015 to 12/31/2015	$11.38706	$10.98775	49,386
01/01/2016 to 12/31/2016	$10.98775	$13.94108	69,965
01/01/2017 to 12/31/2017	$13.94108	$18.77522	56,974
01/01/2018 to 12/31/2018	$18.77522	$16.74395	44,338
01/01/2019 to 12/31/2019	$16.74395	$24.91518	59,238
ProFund VP Short Mid-Cap
04/02/2012 to 12/31/2012	$3.94930	$3.66941	100,195
01/01/2013 to 12/31/2013	$3.66941	$2.63579	12,164
01/01/2014 to 12/31/2014	$2.63579	$2.29291	40,123
01/01/2015 to 12/31/2015	$2.29291	$2.23913	24,945
01/01/2016 to 12/31/2016	$2.23913	$1.77543	29,667
01/01/2017 to 12/31/2017	$1.77543	$1.50184	49,318
01/01/2018 to 12/31/2018	$1.50184	$1.65568	39,770
01/01/2019 to 12/31/2019	$1.65568	$1.29668	18,689

A-15

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$2.56683	$2.56183	60,242
01/01/2013 to 12/31/2013	$2.56183	$1.79678	76,359
01/01/2014 to 12/31/2014	$1.79678	$1.43903	48,202
01/01/2015 to 12/31/2015	$1.43903	$1.24327	72,141
01/01/2016 to 12/31/2016	$1.24327	$1.11094	181,490
01/01/2017 to 12/31/2017	$1.11094	$0.82512	224,779
01/01/2018 to 12/31/2018	$0.82512	$0.79616	255,381
01/01/2019 to 12/31/2019	$0.79616	$0.56900	140,974
ProFund VP Short Small-Cap
04/02/2012 to 12/31/2012	$3.82924	$3.56496	322,040
01/01/2013 to 12/31/2013	$3.56496	$2.43499	25,593
01/01/2014 to 12/31/2014	$2.43499	$2.19578	54,092
01/01/2015 to 12/31/2015	$2.19578	$2.16357	46,092
01/01/2016 to 12/31/2016	$2.16357	$1.68537	62,604
01/01/2017 to 12/31/2017	$1.68537	$1.43654	85,866
01/01/2018 to 12/31/2018	$1.43654	$1.57540	68,600
01/01/2019 to 12/31/2019	$1.57540	$1.23989	46,228
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$16.94079	$16.92600	95,690
01/01/2013 to 12/31/2013	$16.92600	$23.61368	246,118
01/01/2014 to 12/31/2014	$23.61368	$23.97002	137,811
01/01/2015 to 12/31/2015	$23.97002	$24.09350	168,091
01/01/2016 to 12/31/2016	$24.09350	$28.78066	146,587
01/01/2017 to 12/31/2017	$28.78066	$32.30234	125,794
01/01/2018 to 12/31/2018	$32.30234	$30.24674	89,702
01/01/2019 to 12/31/2019	$30.24674	$35.79482	76,449
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$13.70346	$13.91615	112,333
01/01/2013 to 12/31/2013	$13.91615	$19.03447	133,615
01/01/2014 to 12/31/2014	$19.03447	$20.01025	104,867
01/01/2015 to 12/31/2015	$20.01025	$18.23453	94,036
01/01/2016 to 12/31/2016	$18.23453	$23.32939	151,586
01/01/2017 to 12/31/2017	$23.32939	$25.42900	105,005
01/01/2018 to 12/31/2018	$25.42900	$21.67162	84,243
01/01/2019 to 12/31/2019	$21.67162	$26.38899	74,899
ProFund VP Technology
04/02/2012 to 12/31/2012	$7.23746	$6.47042	119,530
01/01/2013 to 12/31/2013	$6.47042	$8.04774	98,883
01/01/2014 to 12/31/2014	$8.04774	$9.44377	151,597
01/01/2015 to 12/31/2015	$9.44377	$9.60780	202,812
01/01/2016 to 12/31/2016	$9.60780	$10.72365	168,876
01/01/2017 to 12/31/2017	$10.72365	$14.40264	177,994
01/01/2018 to 12/31/2018	$14.40264	$13.98012	156,306
01/01/2019 to 12/31/2019	$13.98012	$20.16494	142,513
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$5.75266	$6.42939	61,052
01/01/2013 to 12/31/2013	$6.42939	$7.15850	49,347
01/01/2014 to 12/31/2014	$7.15850	$7.15222	66,854
01/01/2015 to 12/31/2015	$7.15222	$7.21387	65,108
01/01/2016 to 12/31/2016	$7.21387	$8.71921	139,094
01/01/2017 to 12/31/2017	$8.71921	$8.47873	126,171
01/01/2018 to 12/31/2018	$8.47873	$7.15106	89,499
01/01/2019 to 12/31/2019	$7.15106	$8.15381	73,258

A-16

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$19.10723	$21.19966	127,132
01/01/2013 to 12/31/2013	$21.19966	$17.03654	127,113
01/01/2014 to 12/31/2014	$17.03654	$23.08528	199,538
01/01/2015 to 12/31/2015	$23.08528	$21.64137	124,443
01/01/2016 to 12/31/2016	$21.64137	$21.43494	109,120
01/01/2017 to 12/31/2017	$21.43494	$23.31636	112,457
01/01/2018 to 12/31/2018	$23.31636	$21.90777	86,676
01/01/2019 to 12/31/2019	$21.90777	$25.73125	66,240
ProFund VP UltraBull
04/02/2012 to 12/31/2012	$7.17079	$7.21671	80,003
01/01/2013 to 12/31/2013	$7.21671	$12.04891	217,693
01/01/2014 to 12/31/2014	$12.04891	$14.75247	148,741
01/01/2015 to 12/31/2015	$14.75247	$14.23403	127,196
01/01/2016 to 12/31/2016	$14.23403	$16.77212	93,818
01/01/2017 to 12/31/2017	$16.77212	$23.49834	121,567
01/01/2018 to 12/31/2018	$23.49834	$19.72499	98,008
01/01/2019 to 12/31/2019	$19.72499	$31.38786	88,941
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$14.58148	$14.92856	50,522
01/01/2013 to 12/31/2013	$14.92856	$25.30433	82,594
01/01/2014 to 12/31/2014	$25.30433	$28.99706	86,748
01/01/2015 to 12/31/2015	$28.99706	$26.17300	95,014
01/01/2016 to 12/31/2016	$26.17300	$35.86125	103,555
01/01/2017 to 12/31/2017	$35.86125	$45.91039	92,367
01/01/2018 to 12/31/2018	$45.91039	$33.40056	67,228
01/01/2019 to 12/31/2019	$33.40056	$49.04169	57,967
ProFund VP UltraNASDAQ-100
04/02/2012 to 12/31/2012	$2.00958	$1.79738	1,001,085
01/01/2013 to 12/31/2013	$1.79738	$3.19725	2,805,778
01/01/2014 to 12/31/2014	$3.19725	$4.31486	3,540,961
01/01/2015 to 12/31/2015	$4.31486	$4.86993	3,654,654
01/01/2016 to 12/31/2016	$4.86993	$5.25551	3,100,750
01/01/2017 to 12/31/2017	$5.25551	$8.78935	2,625,821
01/01/2018 to 12/31/2018	$8.78935	$7.89085	2,459,337
01/01/2019 to 12/31/2019	$7.89085	$14.08502	638,284
ProFund VP UltraSmall-Cap
04/02/2012 to 12/31/2012	$9.54444	$9.59152	85,808
01/01/2013 to 12/31/2013	$9.59152	$17.78702	98,985
01/01/2014 to 12/31/2014	$17.78702	$18.62200	69,753
01/01/2015 to 12/31/2015	$18.62200	$16.10045	88,254
01/01/2016 to 12/31/2016	$16.10045	$22.32907	116,281
01/01/2017 to 12/31/2017	$22.32907	$27.77443	92,610
01/01/2018 to 12/31/2018	$27.77443	$20.15599	70,378
01/01/2019 to 12/31/2019	$20.15599	$29.50271	55,579
ProFund VP Utilities
04/02/2012 to 12/31/2012	$12.58345	$12.70843	122,282
01/01/2013 to 12/31/2013	$12.70843	$14.30671	139,022
01/01/2014 to 12/31/2014	$14.30671	$17.89278	230,133
01/01/2015 to 12/31/2015	$17.89278	$16.63832	145,740
01/01/2016 to 12/31/2016	$16.63832	$19.02243	166,540
01/01/2017 to 12/31/2017	$19.02243	$20.90980	182,084
01/01/2018 to 12/31/2018	$20.90980	$21.37243	170,466
01/01/2019 to 12/31/2019	$21.37243	$26.09083	160,971

A-17

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
04/02/2012 to 12/31/2012	$13.16589	$13.62951	47,487
01/01/2013 to 12/31/2013	$13.62951	$16.09589	59,473
01/01/2014 to 12/31/2014	$16.09589	$15.07745	59,533
01/01/2015 to 12/31/2015	$15.07745	$15.48379	69,852
01/01/2016 to 12/31/2016	$15.48379	$14.83221	43,276
01/01/2017 to 12/31/2017	$14.83221	$20.01328	55,561
01/01/2018 to 12/31/2018	$20.01328	$17.33526	42,978
01/01/2019 to 12/31/2019	$17.33526	$22.79965	36,949
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.94950	$15.19251	99,237
01/01/2013 to 12/31/2013	$15.19251	$18.10304	111,142
01/01/2014 to 12/31/2014	$18.10304	$17.03214	110,933
01/01/2015 to 12/31/2015	$17.03214	$17.30996	166,509
01/01/2016 to 12/31/2016	$17.30996	$17.75740	147,868
01/01/2017 to 12/31/2017	$17.75740	$22.02768	155,207
01/01/2018 to 12/31/2018	$22.02768	$18.19433	135,358
01/01/2019 to 12/31/2019	$18.19433	$20.87830	119,123
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$16.83955	$16.74343	118,310
01/01/2013 to 12/31/2013	$16.74343	$23.32445	126,037
01/01/2014 to 12/31/2014	$23.32445	$24.12008	114,255
01/01/2015 to 12/31/2015	$24.12008	$24.35173	106,941
01/01/2016 to 12/31/2016	$24.35173	$24.37925	86,987
01/01/2017 to 12/31/2017	$24.37925	$32.68691	81,122
01/01/2018 to 12/31/2018	$32.68691	$32.64186	80,911
01/01/2019 to 12/31/2019	$32.64186	$44.55658	86,490
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.53821	$12.56149	80,840
01/01/2013 to 12/31/2013	$12.56149	$18.78899	81,681
01/01/2014 to 12/31/2014	$18.78899	$18.35443	91,566
01/01/2015 to 12/31/2015	$18.35443	$17.75472	109,834
01/01/2016 to 12/31/2016	$17.75472	$19.06896	106,228
01/01/2017 to 12/31/2017	$19.06896	$23.89723	118,878
01/01/2018 to 12/31/2018	$23.89723	$24.09111	122,945
01/01/2019 to 12/31/2019	$24.09111	$29.99263	109,780
*Denotes the start date of these sub-accounts

A-18

ASAP III
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps and Combo 5%/HAV 80 bps
(2.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.10644	$13.71569	0
01/01/2011 to 12/31/2011	$13.71569	$13.71964	0
01/01/2012 to 12/31/2012	$13.71964	$15.24172	0
01/01/2013 to 12/31/2013	$15.24172	$16.32444	0
01/01/2014 to 12/31/2014	$16.32444	$16.26354	0
01/01/2015 to 12/31/2015	$16.26354	$15.85687	0
01/01/2016 to 12/31/2016	$15.85687	$16.82735	0
01/01/2017 to 12/31/2017	$16.82735	$17.16814	0
01/01/2018 to 12/31/2018	$17.16814	$16.60842	0
01/01/2019 to 12/31/2019	$16.60842	$18.17834	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.30096	$10.13796	212,391
01/01/2011 to 12/31/2011	$10.13796	$9.60734	105,066
01/01/2012 to 12/31/2012	$9.60734	$10.52750	134,457
01/01/2013 to 12/31/2013	$10.52750	$11.27066	66,527
01/01/2014 to 12/31/2014	$11.27066	$11.39098	69,109
01/01/2015 to 12/31/2015	$11.39098	$10.73212	47,914
01/01/2016 to 12/31/2016	$10.73212	$11.11043	28,473
01/01/2017 to 12/31/2017	$11.11043	$12.17815	17,360
01/01/2018 to 12/31/2018	$12.17815	$10.88922	3,982
01/01/2019 to 12/31/2019	$10.88922	$12.30258	9,074
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.46245	$10.47437	131,942
01/01/2011 to 12/31/2011	$10.47437	$10.20875	48,552
01/01/2012 to 12/31/2012	$10.20875	$11.29424	57,706
01/01/2013 to 12/31/2013	$11.29424	$12.81546	25,222
01/01/2014 to 12/31/2014	$12.81546	$13.23787	28,188
01/01/2015 to 12/31/2015	$13.23787	$12.99050	18,223
01/01/2016 to 12/31/2016	$12.99050	$13.54584	5,076
01/01/2017 to 12/31/2017	$13.54584	$15.42017	6,537
01/01/2018 to 12/31/2018	$15.42017	$14.12574	1,853
01/01/2019 to 12/31/2019	$14.12574	$16.75753	3,351
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.49370	$9.25415	113,621
01/01/2011 to 12/31/2011	$9.25415	$8.84571	45,096
01/01/2012 to 12/31/2012	$8.84571	$9.49637	48,074
01/01/2013 to 12/31/2013	$9.49637	$10.39472	22,804
01/01/2014 to 12/31/2014	$10.39472	$10.63926	35,167
01/01/2015 to 12/31/2015	$10.63926	$10.34018	20,596
01/01/2016 to 12/31/2016	$10.34018	$10.55147	15,543
01/01/2017 to 12/31/2017	$10.55147	$11.94013	16,202
01/01/2018 to 12/31/2018	$11.94013	$10.70343	6,295
01/01/2019 to 12/31/2019	$10.70343	$12.30036	12,748

A-19

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99779	$11.55654	0
01/01/2014 to 12/31/2014	$11.55654	$12.73194	0
01/01/2015 to 12/31/2015	$12.73194	$12.60863	0
01/01/2016 to 12/31/2016	$12.60863	$13.58917	0
01/01/2017 to 12/31/2017	$13.58917	$16.15870	0
01/01/2018 to 12/31/2018	$16.15870	$14.44864	0
01/01/2019 to 12/31/2019	$14.44864	$17.24162	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.53889	$10.42969	803,521
01/01/2011 to 12/31/2011	$10.42969	$10.03042	368,297
01/01/2012 to 12/31/2012	$10.03042	$10.98237	447,452
01/01/2013 to 12/31/2013	$10.98237	$12.57823	326,622
01/01/2014 to 12/31/2014	$12.57823	$13.04346	360,939
01/01/2015 to 12/31/2015	$13.04346	$12.75826	265,506
01/01/2016 to 12/31/2016	$12.75826	$13.20323	215,387
01/01/2017 to 12/31/2017	$13.20323	$14.77042	214,914
01/01/2018 to 12/31/2018	$14.77042	$13.66744	122,984
01/01/2019 to 12/31/2019	$13.66744	$15.88887	157,742
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99779	$9.10428	6,280
01/01/2012 to 12/31/2012	$9.10428	$9.91691	23,922
01/01/2013 to 12/31/2013	$9.91691	$10.70194	18,253
01/01/2014 to 12/31/2014	$10.70194	$10.92829	8,630
01/01/2015 to 12/31/2015	$10.92829	$10.31939	9,739
01/01/2016 to 12/31/2016	$10.31939	$10.74584	2,606
01/01/2017 to 12/31/2017	$10.74584	$11.78131	3,924
01/01/2018 to 12/31/2018	$11.78131	$10.86203	712
01/01/2019 to 12/31/2019	$10.86203	$12.43761	680
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.06876	$11.19562	33,522
01/01/2011 to 12/31/2011	$11.19562	$11.14460	14,026
01/01/2012 to 12/31/2012	$11.14460	$11.35821	8,601
01/01/2013 to 12/31/2013	$11.35821	$10.81693	4,268
01/01/2014 to 12/31/2014	$10.81693	$10.52015	2,997
01/01/2015 to 12/31/2015	$10.52015	$10.29075	2,287
01/01/2016 to 12/31/2016	$10.29075	$10.18269	853
01/01/2017 to 12/31/2017	$10.18269	$10.08240	2,027
01/01/2018 to 12/31/2018	$10.08240	$9.88682	318
01/01/2019 to 12/31/2019	$9.88682	$10.06973	404
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.56672	$12.12932	259,444
01/01/2011 to 12/31/2011	$12.12932	$12.18375	94,206
01/01/2012 to 12/31/2012	$12.18375	$12.96596	96,756
01/01/2013 to 12/31/2013	$12.96596	$12.39041	59,772
01/01/2014 to 12/31/2014	$12.39041	$12.57245	59,859
01/01/2015 to 12/31/2015	$12.57245	$11.98120	34,602
01/01/2016 to 12/31/2016	$11.98120	$12.15770	27,891
01/01/2017 to 12/31/2017	$12.15770	$12.35273	31,329
01/01/2018 to 12/31/2018	$12.35273	$11.94430	13,139
01/01/2019 to 12/31/2019	$11.94430	$12.70060	18,873

A-20

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.53758	$10.33978	6,929
01/01/2011 to 12/31/2011	$10.33978	$11.67421	0
01/01/2012 to 12/31/2012	$11.67421	$12.03026	305,082
01/01/2013 to 12/31/2013	$12.03026	$11.14560	288,796
01/01/2014 to 12/31/2014	$11.14560	$11.31294	135,552
01/01/2015 to 12/31/2015	$11.31294	$11.13110	95,794
01/01/2016 to 12/31/2016	$11.13110	$10.99356	92,715
01/01/2017 to 12/31/2017	$10.99356	$10.78420	91,200
01/01/2018 to 12/31/2018	$10.78420	$10.55618	200,218
01/01/2019 to 12/31/2019	$10.55618	$10.42009	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.21385	$10.03213	100,282
01/01/2011 to 12/31/2011	$10.03213	$11.59086	8,944
01/01/2012 to 12/31/2012	$11.59086	$11.99630	7,256
01/01/2013 to 12/31/2013	$11.99630	$10.91742	685,862
01/01/2014 to 12/31/2014	$10.91742	$11.28268	352,471
01/01/2015 to 12/31/2015	$11.28268	$11.15140	403,648
01/01/2016 to 12/31/2016	$11.15140	$11.06894	348,328
01/01/2017 to 12/31/2017	$11.06894	$10.87183	139,509
01/01/2018 to 12/31/2018	$10.87183	$10.61314	138,038
01/01/2019 to 12/31/2019	$10.61314	$10.69338	147,256
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99706	$10.91308	64,449
01/01/2011 to 12/31/2011	$10.91308	$12.78135	706,219
01/01/2012 to 12/31/2012	$12.78135	$13.28736	323,557
01/01/2013 to 12/31/2013	$13.28736	$12.02971	15,261
01/01/2014 to 12/31/2014	$12.02971	$12.61048	444,243
01/01/2015 to 12/31/2015	$12.61048	$12.49526	557,426
01/01/2016 to 12/31/2016	$12.49526	$12.41229	489,067
01/01/2017 to 12/31/2017	$12.41229	$12.27525	307,363
01/01/2018 to 12/31/2018	$12.27525	$11.95626	269,958
01/01/2019 to 12/31/2019	$11.95626	$12.22937	132,278
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99779	$11.91683	329,141
01/01/2012 to 12/31/2012	$11.91683	$12.27885	414,448
01/01/2013 to 12/31/2013	$12.27885	$10.78850	45,625
01/01/2014 to 12/31/2014	$10.78850	$11.59161	42,773
01/01/2015 to 12/31/2015	$11.59161	$11.52098	183,525
01/01/2016 to 12/31/2016	$11.52098	$11.42126	187,600
01/01/2017 to 12/31/2017	$11.42126	$11.29385	152,536
01/01/2018 to 12/31/2018	$11.29385	$10.97682	122,280
01/01/2019 to 12/31/2019	$10.97682	$11.31554	61,504
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99707	$10.30890	155,312
01/01/2013 to 12/31/2013	$10.30890	$9.01217	1,001,752
01/01/2014 to 12/31/2014	$9.01217	$9.88053	492,219
01/01/2015 to 12/31/2015	$9.88053	$9.87923	80,752
01/01/2016 to 12/31/2016	$9.87923	$9.80184	116,312
01/01/2017 to 12/31/2017	$9.80184	$9.70455	67,958
01/01/2018 to 12/31/2018	$9.70455	$9.42113	66,791
01/01/2019 to 12/31/2019	$9.42113	$9.76850	12,524

A-21

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99853	$8.67375	405,665
01/01/2014 to 12/31/2014	$8.67375	$9.67604	251,870
01/01/2015 to 12/31/2015	$9.67604	$9.68723	11,220
01/01/2016 to 12/31/2016	$9.68723	$9.61091	2,402
01/01/2017 to 12/31/2017	$9.61091	$9.51434	285,129
01/01/2018 to 12/31/2018	$9.51434	$9.20120	354,679
01/01/2019 to 12/31/2019	$9.20120	$9.66999	179,160
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99853	$11.20509	52,018
01/01/2015 to 12/31/2015	$11.20509	$11.12625	616,068
01/01/2016 to 12/31/2016	$11.12625	$11.09981	20,400
01/01/2017 to 12/31/2017	$11.09981	$11.00416	4,794
01/01/2018 to 12/31/2018	$11.00416	$10.63230	152,354
01/01/2019 to 12/31/2019	$10.63230	$11.25284	67,220
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99853	$9.85185	197,716
01/01/2016 to 12/31/2016	$9.85185	$9.79057	609,579
01/01/2017 to 12/31/2017	$9.79057	$9.76249	371,735
01/01/2018 to 12/31/2018	$9.76249	$9.40361	370,354
01/01/2019 to 12/31/2019	$9.40361	$10.07263	166,412
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99707	$9.79419	472,773
01/01/2017 to 12/31/2017	$9.79419	$9.79143	377,625
01/01/2018 to 12/31/2018	$9.79143	$9.41066	260,667
01/01/2019 to 12/31/2019	$9.41066	$10.14034	140,381
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99706	$9.94987	5,739
01/01/2018 to 12/31/2018	$9.94987	$9.48576	28,544
01/01/2019 to 12/31/2019	$9.48576	$10.30467	202
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99706	$9.57789	16,223
01/01/2019 to 12/31/2019	$9.57789	$10.47071	5,428
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99853	$11.13698	3,818
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.13340	$10.08079	749,579
01/01/2011 to 12/31/2011	$10.08079	$9.57590	281,330
01/01/2012 to 12/31/2012	$9.57590	$10.60110	358,749
01/01/2013 to 12/31/2013	$10.60110	$12.66095	307,488
01/01/2014 to 12/31/2014	$12.66095	$13.18758	309,371
01/01/2015 to 12/31/2015	$13.18758	$12.90656	223,785
01/01/2016 to 12/31/2016	$12.90656	$13.42429	190,478
01/01/2017 to 12/31/2017	$13.42429	$15.40780	227,152
01/01/2018 to 12/31/2018	$15.40780	$14.06462	88,137
01/01/2019 to 12/31/2019	$14.06462	$16.73811	162,951
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99779	$11.56161	0
01/01/2014 to 12/31/2014	$11.56161	$12.78708	109
01/01/2015 to 12/31/2015	$12.78708	$12.00361	60
01/01/2016 to 12/31/2016	$12.00361	$13.42687	6,961
01/01/2017 to 12/31/2017	$13.42687	$15.47778	4,467
01/01/2018 to 12/31/2018	$15.47778	$14.34747	2,554
01/01/2019 to 12/31/2019	$14.34747	$18.30168	1,822

A-22

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.00312	$9.36504	52,578
01/01/2011 to 12/31/2011	$9.36504	$8.65780	13,704
01/01/2012 to 12/31/2012	$8.65780	$10.68709	16,463
01/01/2013 to 12/31/2013	$10.68709	$10.85615	8,942
01/01/2014 to 12/31/2014	$10.85615	$12.04000	10,387
01/01/2015 to 12/31/2015	$12.04000	$11.71043	7,446
01/01/2016 to 12/31/2016	$11.71043	$11.50305	2,198
01/01/2017 to 12/31/2017	$11.50305	$12.41820	2,063
01/01/2018 to 12/31/2018	$12.41820	$11.51801	353
01/01/2019 to 12/31/2019	$11.51801	$14.03016	917
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.03793	$12.57604	51,647
01/01/2011 to 12/31/2011	$12.57604	$13.05025	12,690
01/01/2012 to 12/31/2012	$13.05025	$14.65360	15,675
01/01/2013 to 12/31/2013	$14.65360	$14.71225	10,375
01/01/2014 to 12/31/2014	$14.71225	$18.75029	11,401
01/01/2015 to 12/31/2015	$18.75029	$19.13773	10,065
01/01/2016 to 12/31/2016	$19.13773	$19.52915	6,021
01/01/2017 to 12/31/2017	$19.52915	$20.20052	5,250
01/01/2018 to 12/31/2018	$20.20052	$18.72723	2,722
01/01/2019 to 12/31/2019	$18.72723	$23.92231	2,548
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.52775	$9.49433	188,595
01/01/2011 to 12/31/2011	$9.49433	$9.10412	91,985
01/01/2012 to 12/31/2012	$9.10412	$9.80498	102,678
01/01/2013 to 12/31/2013	$9.80498	$10.95414	41,823
01/01/2014 to 12/31/2014	$10.95414	$10.99993	53,089
01/01/2015 to 12/31/2015	$10.99993	$10.81453	34,729
01/01/2016 to 12/31/2016	$10.81453	$10.97648	18,268
01/01/2017 to 12/31/2017	$10.97648	$12.44675	22,075
01/01/2018 to 12/31/2018	$12.44675	$11.17679	7,963
01/01/2019 to 12/31/2019	$11.17679	$13.05677	5,186
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.00197	$9.77984	111,962
01/01/2011 to 12/31/2011	$9.77984	$9.47291	37,760
01/01/2012 to 12/31/2012	$9.47291	$10.15559	41,636
01/01/2013 to 12/31/2013	$10.15559	$10.85741	29,512
01/01/2014 to 12/31/2014	$10.85741	$10.99681	19,617
01/01/2015 to 12/31/2015	$10.99681	$10.60805	15,694
01/01/2016 to 12/31/2016	$10.60805	$10.87050	4,240
01/01/2017 to 12/31/2017	$10.87050	$11.88329	4,803
01/01/2018 to 12/31/2018	$11.88329	$10.75022	2,047
01/01/2019 to 12/31/2019	$10.75022	$12.14210	3,243
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.73159	$12.00975	32,918
01/01/2011 to 12/31/2011	$12.00975	$11.84432	10,130
01/01/2012 to 12/31/2012	$11.84432	$13.33909	12,406
01/01/2013 to 12/31/2013	$13.33909	$18.02596	9,636
01/01/2014 to 12/31/2014	$18.02596	$18.81140	8,718
01/01/2015 to 12/31/2015	$18.81140	$17.30670	5,653
01/01/2016 to 12/31/2016	$17.30670	$20.94566	4,784
01/01/2017 to 12/31/2017	$20.94566	$22.87762	5,637
01/01/2018 to 12/31/2018	$22.87762	$19.13594	6,248
01/01/2019 to 12/31/2019	$19.13594	$22.84579	9,224

A-23

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.14193	$9.87566	56,299
01/01/2011 to 12/31/2011	$9.87566	$9.61656	49,295
01/01/2012 to 12/31/2012	$9.61656	$9.36198	40,412
01/01/2013 to 12/31/2013	$9.36198	$9.11388	11,715
01/01/2014 to 12/31/2014	$9.11388	$8.87231	8,866
01/01/2015 to 12/31/2015	$8.87231	$8.63713	3,453
01/01/2016 to 12/31/2016	$8.63713	$8.40890	1,448
01/01/2017 to 12/31/2017	$8.40890	$8.21443	1,342
01/01/2018 to 12/31/2018	$8.21443	$8.09956	1,049
01/01/2019 to 12/31/2019	$8.09956	$8.01821	359
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.02053	$11.07190	56,851
01/01/2011 to 12/31/2011	$11.07190	$11.12104	18,231
01/01/2012 to 12/31/2012	$11.12104	$12.32797	31,773
01/01/2013 to 12/31/2013	$12.32797	$12.86318	11,852
01/01/2014 to 12/31/2014	$12.86318	$12.84256	18,616
01/01/2015 to 12/31/2015	$12.84256	$12.05668	10,600
01/01/2016 to 12/31/2016	$12.05668	$13.54509	7,515
01/01/2017 to 12/31/2017	$13.54509	$14.17238	9,328
01/01/2018 to 12/31/2018	$14.17238	$13.52072	5,117
01/01/2019 to 12/31/2019	$13.52072	$15.17631	4,936
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.54954	$8.31669	4,760
01/01/2011 to 12/31/2011	$8.31669	$7.75798	3,241
01/01/2012 to 12/31/2012	$7.75798	$8.82726	12,829
01/01/2013 to 12/31/2013	$8.82726	$12.01890	34,651
01/01/2014 to 12/31/2014	$12.01890	$13.30894	26,370
01/01/2015 to 12/31/2015	$13.30894	$11.94096	11,313
01/01/2016 to 12/31/2016	$11.94096	$13.93711	3,272
01/01/2017 to 12/31/2017	$13.93711	$16.17314	4,542
01/01/2018 to 12/31/2018	$16.17314	$13.51420	5,360
01/01/2019 to 12/31/2019	$13.51420	$17.04029	757
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$9.74679	$10.86433	42,682
01/01/2011 to 12/31/2011	$10.86433	$9.20971	14,523
01/01/2012 to 12/31/2012	$9.20971	$10.79114	13,807
01/01/2013 to 12/31/2013	$10.79114	$12.50726	28,143
01/01/2014 to 12/31/2014	$12.50726	$11.50304	24,466
01/01/2015 to 12/31/2015	$11.50304	$11.55074	5,355
01/01/2016 to 12/31/2016	$11.55074	$10.82055	3,691
01/01/2017 to 12/31/2017	$10.82055	$14.26668	4,450
01/01/2018 to 12/31/2018	$14.26668	$12.03521	2,354
01/01/2019 to 12/31/2019	$12.03521	$15.47855	1,302
AST International Value Portfolio
01/01/2010 to 12/31/2010	$10.46155	$11.31318	49,149
01/01/2011 to 12/31/2011	$11.31318	$9.63147	11,615
01/01/2012 to 12/31/2012	$9.63147	$10.93943	25,404
01/01/2013 to 12/31/2013	$10.93943	$12.72279	12,457
01/01/2014 to 12/31/2014	$12.72279	$11.55530	6,767
01/01/2015 to 12/31/2015	$11.55530	$11.34104	7,158
01/01/2016 to 12/31/2016	$11.34104	$11.10522	3,877
01/01/2017 to 12/31/2017	$11.10522	$13.27831	4,072
01/01/2018 to 12/31/2018	$13.27831	$10.83881	1,306
01/01/2019 to 12/31/2019	$10.83881	$12.66431	714

A-24

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.46513	$9.37955	204,130
01/01/2011 to 12/31/2011	$9.37955	$9.07934	79,044
01/01/2012 to 12/31/2012	$9.07934	$10.03896	86,248
01/01/2013 to 12/31/2013	$10.03896	$11.36421	52,088
01/01/2014 to 12/31/2014	$11.36421	$11.76723	71,138
01/01/2015 to 12/31/2015	$11.76723	$11.33538	46,627
01/01/2016 to 12/31/2016	$11.33538	$11.61143	25,632
01/01/2017 to 12/31/2017	$11.61143	$13.22136	21,926
01/01/2018 to 12/31/2018	$13.22136	$11.92035	7,024
01/01/2019 to 12/31/2019	$11.92035	$13.85930	20,127
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.15489	$10.59475	37,715
01/01/2011 to 12/31/2011	$10.59475	$9.37053	12,895
01/01/2012 to 12/31/2012	$9.37053	$11.12040	15,160
01/01/2013 to 12/31/2013	$11.12040	$12.48870	9,996
01/01/2014 to 12/31/2014	$12.48870	$11.38377	11,150
01/01/2015 to 12/31/2015	$11.38377	$10.77225	5,676
01/01/2016 to 12/31/2016	$10.77225	$10.69008	2,859
01/01/2017 to 12/31/2017	$10.69008	$13.49167	2,811
01/01/2018 to 12/31/2018	$13.49167	$10.83795	7,602
01/01/2019 to 12/31/2019	$10.83795	$13.42316	10,324
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.77493	$11.25727	55,706
01/01/2011 to 12/31/2011	$11.25727	$10.98501	32,627
01/01/2012 to 12/31/2012	$10.98501	$11.83978	45,485
01/01/2013 to 12/31/2013	$11.83978	$12.79771	26,599
01/01/2014 to 12/31/2014	$12.79771	$13.13745	28,919
01/01/2015 to 12/31/2015	$13.13745	$12.76605	20,294
01/01/2016 to 12/31/2016	$12.76605	$12.90558	17,992
01/01/2017 to 12/31/2017	$12.90558	$14.09020	10,757
01/01/2018 to 12/31/2018	$14.09020	$13.01165	3,350
01/01/2019 to 12/31/2019	$13.01165	$14.51741	2,025
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.27678	$11.13674	5,980
01/01/2011 to 12/31/2011	$11.13674	$10.91390	1,722
01/01/2012 to 12/31/2012	$10.91390	$12.23773	2,198
01/01/2013 to 12/31/2013	$12.23773	$16.26131	777
01/01/2014 to 12/31/2014	$16.26131	$17.33496	3,190
01/01/2015 to 12/31/2015	$17.33496	$18.67019	2,334
01/01/2016 to 12/31/2016	$18.67019	$17.91035	838
01/01/2017 to 12/31/2017	$17.91035	$23.68491	2,053
01/01/2018 to 12/31/2018	$23.68491	$22.68224	637
01/01/2019 to 12/31/2019	$22.68224	$29.28034	416
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.75100	$10.20198	63,578
01/01/2011 to 12/31/2011	$10.20198	$9.84132	22,561
01/01/2012 to 12/31/2012	$9.84132	$10.75523	21,520
01/01/2013 to 12/31/2013	$10.75523	$14.30364	4,048
01/01/2014 to 12/31/2014	$14.30364	$15.39934	11,540
01/01/2015 to 12/31/2015	$15.39934	$16.50120	7,022
01/01/2016 to 12/31/2016	$16.50120	$16.96076	6,056
01/01/2017 to 12/31/2017	$16.96076	$21.96017	6,166
01/01/2018 to 12/31/2018	$21.96017	$20.80046	2,911
01/01/2019 to 12/31/2019	$20.80046	$26.65435	4,710

A-25

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.01460	$12.01462	12,938
01/01/2011 to 12/31/2011	$12.01462	$11.33026	5,269
01/01/2012 to 12/31/2012	$11.33026	$13.57495	3,362
01/01/2013 to 12/31/2013	$13.57495	$16.86726	2,723
01/01/2014 to 12/31/2014	$16.86726	$17.01638	2,686
01/01/2015 to 12/31/2015	$17.01638	$16.32267	7,087
01/01/2016 to 12/31/2016	$16.32267	$17.02128	4,698
01/01/2017 to 12/31/2017	$17.02128	$20.52220	4,191
01/01/2018 to 12/31/2018	$20.52220	$18.06696	3,182
01/01/2019 to 12/31/2019	$18.06696	$22.85731	368
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99780	$10.25246	10,230
01/01/2013 to 12/31/2013	$10.25246	$11.86864	7,334
01/01/2014 to 12/31/2014	$11.86864	$12.14784	7,401
01/01/2015 to 12/31/2015	$12.14784	$11.67915	5,389
01/01/2016 to 12/31/2016	$11.67915	$11.86182	4,205
01/01/2017 to 12/31/2017	$11.86182	$13.45301	5,197
01/01/2018 to 12/31/2018	$13.45301	$12.01091	2,305
01/01/2019 to 12/31/2019	$12.01091	$14.35435	2,448
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.57631	$10.51457	8,723
01/01/2011 to 12/31/2011	$10.51457	$10.17560	3,745
01/01/2012 to 12/31/2012	$10.17560	$11.59783	12,102
01/01/2013 to 12/31/2013	$11.59783	$15.43518	16,542
01/01/2014 to 12/31/2014	$15.43518	$16.33491	14,230
01/01/2015 to 12/31/2015	$16.33491	$17.05167	2,029
01/01/2016 to 12/31/2016	$17.05167	$16.91817	934
01/01/2017 to 12/31/2017	$16.91817	$21.52919	1,385
01/01/2018 to 12/31/2018	$21.52919	$21.40599	375
01/01/2019 to 12/31/2019	$21.40599	$28.71161	1,144
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99780	$10.15815	0
01/01/2013 to 12/31/2013	$10.15815	$13.30115	0
01/01/2014 to 12/31/2014	$13.30115	$14.27186	0
01/01/2015 to 12/31/2015	$14.27186	$13.79315	7,799
01/01/2016 to 12/31/2016	$13.79315	$15.23403	6,154
01/01/2017 to 12/31/2017	$15.23403	$17.40332	3,319
01/01/2018 to 12/31/2018	$17.40332	$15.22009	151
01/01/2019 to 12/31/2019	$15.22009	$19.16512	1,321
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.11365	$12.96425	39,965
01/01/2011 to 12/31/2011	$12.96425	$12.24544	10,818
01/01/2012 to 12/31/2012	$12.24544	$14.25851	13,842
01/01/2013 to 12/31/2013	$14.25851	$18.34920	17,574
01/01/2014 to 12/31/2014	$18.34920	$19.92208	17,554
01/01/2015 to 12/31/2015	$19.92208	$18.29144	14,778
01/01/2016 to 12/31/2016	$18.29144	$18.10069	12,109
01/01/2017 to 12/31/2017	$18.10069	$22.39656	7,815
01/01/2018 to 12/31/2018	$22.39656	$20.85164	6,184
01/01/2019 to 12/31/2019	$20.85164	$26.42043	6,072

A-26

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.99449	$10.80842	36,557
01/01/2011 to 12/31/2011	$10.80842	$10.26100	11,055
01/01/2012 to 12/31/2012	$10.26100	$11.69951	14,944
01/01/2013 to 12/31/2013	$11.69951	$16.17424	7,481
01/01/2014 to 12/31/2014	$16.17424	$17.98951	9,475
01/01/2015 to 12/31/2015	$17.98951	$16.52548	4,991
01/01/2016 to 12/31/2016	$16.52548	$19.02161	3,171
01/01/2017 to 12/31/2017	$19.02161	$21.07256	2,861
01/01/2018 to 12/31/2018	$21.07256	$17.13819	3,683
01/01/2019 to 12/31/2019	$17.13819	$20.19026	6,123
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$8.99348	$10.70514	34,990
01/01/2011 to 12/31/2011	$10.70514	$8.30910	11,571
01/01/2012 to 12/31/2012	$8.30910	$9.53876	15,406
01/01/2013 to 12/31/2013	$9.53876	$9.30664	3,091
01/01/2014 to 12/31/2014	$9.30664	$8.63575	8,003
01/01/2015 to 12/31/2015	$8.63575	$7.00055	8,802
01/01/2016 to 12/31/2016	$7.00055	$7.65794	3,957
01/01/2017 to 12/31/2017	$7.65794	$9.42210	3,474
01/01/2018 to 12/31/2018	$9.42210	$7.88276	7,523
01/01/2019 to 12/31/2019	$7.88276	$8.69830	7,441
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.21746	$10.99832	172,519
01/01/2011 to 12/31/2011	$10.99832	$10.81406	76,467
01/01/2012 to 12/31/2012	$10.81406	$11.61910	85,882
01/01/2013 to 12/31/2013	$11.61910	$12.35322	28,140
01/01/2014 to 12/31/2014	$12.35322	$12.72038	44,324
01/01/2015 to 12/31/2015	$12.72038	$12.40101	24,783
01/01/2016 to 12/31/2016	$12.40101	$12.74020	15,124
01/01/2017 to 12/31/2017	$12.74020	$13.65999	18,272
01/01/2018 to 12/31/2018	$13.65999	$12.91841	6,777
01/01/2019 to 12/31/2019	$12.91841	$14.42989	9,759
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01771	$10.05292	0
01/01/2012 to 12/31/2012	$10.05292	$10.48178	623
01/01/2013 to 12/31/2013	$10.48178	$9.96795	925
01/01/2014 to 12/31/2014	$9.96795	$10.29191	2,813
01/01/2015 to 12/31/2015	$10.29191	$9.99230	2,701
01/01/2016 to 12/31/2016	$9.99230	$10.13767	4,190
01/01/2017 to 12/31/2017	$10.13767	$10.42943	4,138
01/01/2018 to 12/31/2018	$10.42943	$10.06905	1,392
01/01/2019 to 12/31/2019	$10.06905	$10.75841	2,224
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$7.98180	$9.24834	333,228
01/01/2011 to 12/31/2011	$9.24834	$8.44414	126,388
01/01/2012 to 12/31/2012	$8.44414	$9.28208	162,969
01/01/2013 to 12/31/2013	$9.28208	$10.57462	77,591
01/01/2014 to 12/31/2014	$10.57462	$11.24123	76,565
01/01/2015 to 12/31/2015	$11.24123	$10.87624	94,663
01/01/2016 to 12/31/2016	$10.87624	$11.65761	51,733
01/01/2017 to 12/31/2017	$11.65761	$13.17643	85,245
01/01/2018 to 12/31/2018	$13.17643	$11.85114	18,712
01/01/2019 to 12/31/2019	$11.85114	$13.74976	33,824

A-27

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99779	$11.59582	0
01/01/2014 to 12/31/2014	$11.59582	$13.00911	0
01/01/2015 to 12/31/2015	$13.00911	$12.85986	0
01/01/2016 to 12/31/2016	$12.85986	$13.87907	783
01/01/2017 to 12/31/2017	$13.87907	$16.40574	694
01/01/2018 to 12/31/2018	$16.40574	$14.82650	694
01/01/2019 to 12/31/2019	$14.82650	$18.06933	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.94826	$8.90228	3,799
01/01/2011 to 12/31/2011	$8.90228	$8.96646	1,298
01/01/2012 to 12/31/2012	$8.96646	$10.36979	2,513
01/01/2013 to 12/31/2013	$10.36979	$13.36883	1,248
01/01/2014 to 12/31/2014	$13.36883	$15.25490	2,992
01/01/2015 to 12/31/2015	$15.25490	$15.30800	2,014
01/01/2016 to 12/31/2016	$15.30800	$17.11590	912
01/01/2017 to 12/31/2017	$17.11590	$20.37152	674
01/01/2018 to 12/31/2018	$20.37152	$18.19932	206
01/01/2019 to 12/31/2019	$18.19932	$22.05166	784
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99779	$8.83900	0
01/01/2012 to 12/31/2012	$8.83900	$9.73657	0
01/01/2013 to 12/31/2013	$9.73657	$11.60165	0
01/01/2014 to 12/31/2014	$11.60165	$12.02837	0
01/01/2015 to 12/31/2015	$12.02837	$11.72728	0
01/01/2016 to 12/31/2016	$11.72728	$12.13909	0
01/01/2017 to 12/31/2017	$12.13909	$13.96800	0
01/01/2018 to 12/31/2018	$13.96800	$12.70828	0
01/01/2019 to 12/31/2019	$12.70828	$14.99501	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.08857	$11.72754	35,005
01/01/2011 to 12/31/2011	$11.72754	$9.92006	19,569
01/01/2012 to 12/31/2012	$9.92006	$11.59520	17,162
01/01/2013 to 12/31/2013	$11.59520	$15.89484	14,881
01/01/2014 to 12/31/2014	$15.89484	$16.23810	15,001
01/01/2015 to 12/31/2015	$16.23810	$16.01880	5,061
01/01/2016 to 12/31/2016	$16.01880	$16.79606	2,415
01/01/2017 to 12/31/2017	$16.79606	$20.88035	1,601
01/01/2018 to 12/31/2018	$20.88035	$18.11988	409
01/01/2019 to 12/31/2019	$18.11988	$24.07528	1,427
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.75581	$12.95635	8,672
01/01/2011 to 12/31/2011	$12.95635	$12.49008	3,795
01/01/2012 to 12/31/2012	$12.49008	$13.63906	9,240
01/01/2013 to 12/31/2013	$13.63906	$17.94803	10,329
01/01/2014 to 12/31/2014	$17.94803	$18.13954	9,004
01/01/2015 to 12/31/2015	$18.13954	$17.79751	6,659
01/01/2016 to 12/31/2016	$17.79751	$19.41953	5,436
01/01/2017 to 12/31/2017	$19.41953	$23.42807	3,755
01/01/2018 to 12/31/2018	$23.42807	$20.88714	5,088
01/01/2019 to 12/31/2019	$20.88714	$26.45831	4,928

A-28

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.58927	$11.76195	57,699
01/01/2011 to 12/31/2011	$11.76195	$10.76637	18,951
01/01/2012 to 12/31/2012	$10.76637	$12.38397	25,564
01/01/2013 to 12/31/2013	$12.38397	$16.56507	26,533
01/01/2014 to 12/31/2014	$16.56507	$16.97573	21,303
01/01/2015 to 12/31/2015	$16.97573	$15.81362	9,112
01/01/2016 to 12/31/2016	$15.81362	$19.89168	6,621
01/01/2017 to 12/31/2017	$19.89168	$20.78882	4,728
01/01/2018 to 12/31/2018	$20.78882	$16.77946	2,542
01/01/2019 to 12/31/2019	$16.77946	$19.92520	454
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.13977	$11.00983	148,995
01/01/2011 to 12/31/2011	$11.00983	$10.93119	63,515
01/01/2012 to 12/31/2012	$10.93119	$12.07721	75,183
01/01/2013 to 12/31/2013	$12.07721	$13.73628	37,483
01/01/2014 to 12/31/2014	$13.73628	$14.15850	60,719
01/01/2015 to 12/31/2015	$14.15850	$13.78912	52,048
01/01/2016 to 12/31/2016	$13.78912	$14.43737	21,444
01/01/2017 to 12/31/2017	$14.43737	$16.22147	26,356
01/01/2018 to 12/31/2018	$16.22147	$14.94814	3,863
01/01/2019 to 12/31/2019	$14.94814	$17.58541	1,667
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.25044	$12.68409	16,377
01/01/2011 to 12/31/2011	$12.68409	$12.13926	5,215
01/01/2012 to 12/31/2012	$12.13926	$13.89483	7,212
01/01/2013 to 12/31/2013	$13.89483	$19.48226	20,350
01/01/2014 to 12/31/2014	$19.48226	$20.54887	17,245
01/01/2015 to 12/31/2015	$20.54887	$21.92147	13,928
01/01/2016 to 12/31/2016	$21.92147	$21.91782	6,911
01/01/2017 to 12/31/2017	$21.91782	$29.42329	6,189
01/01/2018 to 12/31/2018	$29.42329	$29.74669	7,217
01/01/2019 to 12/31/2019	$29.74669	$37.13361	7,450
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.71389	$9.53865	49,989
01/01/2011 to 12/31/2011	$9.53865	$9.24057	18,206
01/01/2012 to 12/31/2012	$9.24057	$10.20079	15,220
01/01/2013 to 12/31/2013	$10.20079	$13.36948	1,249
01/01/2014 to 12/31/2014	$13.36948	$13.21798	881
01/01/2015 to 12/31/2015	$13.21798	$12.08727	1,539
01/01/2016 to 12/31/2016	$12.08727	$12.48882	249
01/01/2017 to 12/31/2017	$12.48882	$14.17145	358
01/01/2018 to 12/31/2018	$14.17145	$12.45435	7,482
01/01/2019 to 12/31/2019	$12.45435	$15.27299	13,111
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.71188	$14.90652	92,333
01/01/2011 to 12/31/2011	$14.90652	$12.34701	29,413
01/01/2012 to 12/31/2012	$12.34701	$12.45393	34,645
01/01/2013 to 12/31/2013	$12.45393	$13.98862	20,962
01/01/2014 to 12/31/2014	$13.98862	$12.47908	20,951
01/01/2015 to 12/31/2015	$12.47908	$9.80926	13,030
01/01/2016 to 12/31/2016	$9.80926	$11.90065	11,545
01/01/2017 to 12/31/2017	$11.90065	$12.78034	12,554
01/01/2018 to 12/31/2018	$12.78034	$10.36795	6,930
01/01/2019 to 12/31/2019	$10.36795	$11.79557	12,648

A-29

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.72580	$11.04139	39,047
01/01/2011 to 12/31/2011	$11.04139	$11.19265	17,715
01/01/2012 to 12/31/2012	$11.19265	$11.46495	17,456
01/01/2013 to 12/31/2013	$11.46495	$10.74223	6,107
01/01/2014 to 12/31/2014	$10.74223	$10.51570	6,879
01/01/2015 to 12/31/2015	$10.51570	$9.76424	3,304
01/01/2016 to 12/31/2016	$9.76424	$9.92035	1,920
01/01/2017 to 12/31/2017	$9.92035	$9.85528	3,730
01/01/2018 to 12/31/2018	$9.85528	$9.78455	1,059
01/01/2019 to 12/31/2019	$9.78455	$9.67800	1,018
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.30030	$11.19159	30,309
01/01/2011 to 12/31/2011	$11.19159	$10.51941	11,640
01/01/2012 to 12/31/2012	$10.51941	$12.12549	14,025
01/01/2013 to 12/31/2013	$12.12549	$15.63078	20,604
01/01/2014 to 12/31/2014	$15.63078	$17.49445	17,595
01/01/2015 to 12/31/2015	$17.49445	$15.90529	2,372
01/01/2016 to 12/31/2016	$15.90529	$17.65210	1,863
01/01/2017 to 12/31/2017	$17.65210	$20.37024	1,999
01/01/2018 to 12/31/2018	$20.37024	$16.55057	529
01/01/2019 to 12/31/2019	$16.55057	$19.19663	1,160
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.42174	$9.39871	54,929
01/01/2011 to 12/31/2011	$9.39871	$8.83383	15,323
01/01/2012 to 12/31/2012	$8.83383	$9.54601	21,695
01/01/2013 to 12/31/2013	$9.54601	$11.19851	19,797
01/01/2014 to 12/31/2014	$11.19851	$11.50181	22,610
01/01/2015 to 12/31/2015	$11.50181	$11.12617	44,847
01/01/2016 to 12/31/2016	$11.12617	$11.53879	25,137
01/01/2017 to 12/31/2017	$11.53879	$12.76096	13,915
01/01/2018 to 12/31/2018	$12.76096	$11.80014	4,502
01/01/2019 to 12/31/2019	$11.80014	$13.84863	6,795
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$9.99485	$10.48873	80,747
01/01/2011 to 12/31/2011	$10.48873	$10.82644	33,098
01/01/2012 to 12/31/2012	$10.82644	$11.36669	41,891
01/01/2013 to 12/31/2013	$11.36669	$10.90030	64,111
01/01/2014 to 12/31/2014	$10.90030	$11.37520	62,478
01/01/2015 to 12/31/2015	$11.37520	$11.21067	33,189
01/01/2016 to 12/31/2016	$11.21067	$11.47629	21,828
01/01/2017 to 12/31/2017	$11.47629	$11.87776	19,379
01/01/2018 to 12/31/2018	$11.87776	$11.29955	27,945
01/01/2019 to 12/31/2019	$11.29955	$12.35327	26,590
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99269	$9.05901	392
01/01/2012 to 12/31/2012	$9.05901	$10.46967	544
01/01/2013 to 12/31/2013	$10.46967	$13.35563	311
01/01/2014 to 12/31/2014	$13.35563	$14.66956	2,501
01/01/2015 to 12/31/2015	$14.66956	$14.57590	1,134
01/01/2016 to 12/31/2016	$14.57590	$16.29288	869
01/01/2017 to 12/31/2017	$16.29288	$17.22246	661
01/01/2018 to 12/31/2018	$17.22246	$15.49370	56
01/01/2019 to 12/31/2019	$15.49370	$18.86786	0

A-30

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$10.66998	$10.93718	1,668
01/01/2011 to 12/31/2011	$10.93718	$11.06847	716
01/01/2012 to 12/31/2012	$11.06847	$13.02623	948
01/01/2013 to 12/31/2013	$13.02623	$17.82249	634
01/01/2014 to 12/31/2014	$17.82249	$20.76303	1,245
01/01/2015 to 12/31/2015	$20.76303	$20.85203	590
01/01/2016 to 12/31/2016	$20.85203	$17.97399	434
01/01/2017 to 12/31/2017	$17.97399	$20.26855	170
01/01/2018 to 12/31/2018	$20.26855	$19.90675	70
01/01/2019 to 12/31/2019	$19.90675	$25.67842	43
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04964	$9.69828	1,134
01/01/2013 to 12/31/2013	$9.69828	$12.93620	91
01/01/2014 to 12/31/2014	$12.93620	$13.60549	224
01/01/2015 to 12/31/2015	$13.60549	$13.40463	152
01/01/2016 to 12/31/2016	$13.40463	$13.14890	139
01/01/2017 to 12/31/2017	$13.14890	$15.68083	163
01/01/2018 to 12/31/2018	$15.68083	$14.41070	46
01/01/2019 to 12/31/2019	$14.41070	$18.84636	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.92411	$11.71979	0
01/01/2011 to 12/31/2011	$11.71979	$10.83310	0
01/01/2012 to 12/31/2012	$10.83310	$11.73485	0
01/01/2013 to 12/31/2013	$11.73485	$14.29647	0
01/01/2014 to 12/31/2014	$14.29647	$15.45581	0
01/01/2015 to 12/31/2015	$15.45581	$16.07162	0
01/01/2016 to 12/31/2016	$16.07162	$15.52857	0
01/01/2017 to 12/31/2017	$15.52857	$20.43005	0
01/01/2018 to 12/31/2018	$20.43005	$19.79516	0
01/01/2019 to 12/31/2019	$19.79516	$26.18495	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12618	$9.68937	171
01/01/2017 to 12/31/2017	$9.68937	$13.31024	99
01/01/2018 to 12/31/2018	$13.31024	$10.66105	63
01/01/2019 to 12/31/2019	$10.66105	$12.72227	39
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$15.59572	$17.29428	0
01/01/2011 to 12/31/2011	$17.29428	$12.29119	0
01/01/2012 to 12/31/2012	$12.29119	$13.81637	0
01/01/2013 to 12/31/2013	$13.81637	$15.46404	0
01/01/2014 to 12/31/2014	$15.46404	$14.81798	0
01/01/2015 to 12/31/2015	$14.81798	$13.07202	0
01/01/2016 to 12/31/2016	$13.07202	$12.80804	0
01/01/2017 to 12/31/2017	$12.80804	$16.56972	0
01/01/2018 to 12/31/2018	$16.56972	$13.12879	0
01/01/2019 to 12/31/2019	$13.12879	$16.14298	0

A-31

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2010 to 12/31/2010	$3.88032	$4.09238	0
01/01/2011 to 12/31/2011	$4.09238	$2.91824	0
01/01/2012 to 12/31/2012	$2.91824	$3.78970	0
01/01/2013 to 12/31/2013	$3.78970	$4.92360	0
01/01/2014 to 12/31/2014	$4.92360	$5.29044	0
01/01/2015 to 12/31/2015	$5.29044	$5.12799	0
01/01/2016 to 12/31/2016	$5.12799	$6.15215	0
01/01/2017 to 12/31/2017	$6.15215	$7.06297	0
01/01/2018 to 12/31/2018	$7.06297	$5.64432	0
01/01/2019 to 12/31/2019	$5.64432	$7.49647	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$10.16158	$12.83016	8,573
01/01/2011 to 12/31/2011	$12.83016	$10.47311	2,409
01/01/2012 to 12/31/2012	$10.47311	$11.06006	3,899
01/01/2013 to 12/31/2013	$11.06006	$12.75162	3,745
01/01/2014 to 12/31/2014	$12.75162	$12.62291	3,075
01/01/2015 to 12/31/2015	$12.62291	$10.57730	2,187
01/01/2016 to 12/31/2016	$10.57730	$12.20194	58
01/01/2017 to 12/31/2017	$12.20194	$14.60694	3
01/01/2018 to 12/31/2018	$14.60694	$11.70693	6
01/01/2019 to 12/31/2019	$11.70693	$13.41602	10
ProFund VP Bear
01/01/2010 to 12/31/2010	$8.07070	$6.45830	0
01/01/2011 to 12/31/2011	$6.45830	$5.72891	0
01/01/2012 to 12/31/2012	$5.72891	$4.65112	0
01/01/2013 to 12/31/2013	$4.65112	$3.32562	0
01/01/2014 to 12/31/2014	$3.32562	$2.77618	0
01/01/2015 to 12/31/2015	$2.77618	$2.56955	0
01/01/2016 to 12/31/2016	$2.56955	$2.17499	0
01/01/2017 to 12/31/2017	$2.17499	$1.73706	0
01/01/2018 to 12/31/2018	$1.73706	$1.75941	0
01/01/2019 to 12/31/2019	$1.75941	$1.31971	0
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$12.16165	$12.44337	0
01/01/2011 to 12/31/2011	$12.44337	$12.90906	0
01/01/2012 to 12/31/2012	$12.90906	$17.68189	0
01/01/2013 to 12/31/2013	$17.68189	$28.99117	0
01/01/2014 to 12/31/2014	$28.99117	$36.61348	0
01/01/2015 to 12/31/2015	$36.61348	$36.81954	0
01/01/2016 to 12/31/2016	$36.81954	$30.29782	0
01/01/2017 to 12/31/2017	$30.29782	$36.14675	0
01/01/2018 to 12/31/2018	$36.14675	$32.80896	0
01/01/2019 to 12/31/2019	$32.80896	$37.19554	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$8.31410	$9.11192	0
01/01/2011 to 12/31/2011	$9.11192	$8.87100	0
01/01/2012 to 12/31/2012	$8.87100	$9.83482	0
01/01/2013 to 12/31/2013	$9.83482	$12.42327	0
01/01/2014 to 12/31/2014	$12.42327	$13.48112	0
01/01/2015 to 12/31/2015	$13.48112	$13.06382	0
01/01/2016 to 12/31/2016	$13.06382	$13.94726	0
01/01/2017 to 12/31/2017	$13.94726	$16.20516	0
01/01/2018 to 12/31/2018	$16.20516	$14.80355	0
01/01/2019 to 12/31/2019	$14.80355	$18.57367	0

A-32

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.46249	$10.81128	180
01/01/2011 to 12/31/2011	$10.81128	$11.25646	0
01/01/2012 to 12/31/2012	$11.25646	$12.14741	0
01/01/2013 to 12/31/2013	$12.14741	$15.19028	0
01/01/2014 to 12/31/2014	$15.19028	$16.30023	84
01/01/2015 to 12/31/2015	$16.30023	$16.52910	45
01/01/2016 to 12/31/2016	$16.52910	$16.66252	54
01/01/2017 to 12/31/2017	$16.66252	$18.66452	0
01/01/2018 to 12/31/2018	$18.66452	$15.47775	0
01/01/2019 to 12/31/2019	$15.47775	$19.06997	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.02702	$9.48580	212
01/01/2011 to 12/31/2011	$9.48580	$9.74275	0
01/01/2012 to 12/31/2012	$9.74275	$11.58005	0
01/01/2013 to 12/31/2013	$11.58005	$15.76796	0
01/01/2014 to 12/31/2014	$15.76796	$17.26297	0
01/01/2015 to 12/31/2015	$17.26297	$17.59365	0
01/01/2016 to 12/31/2016	$17.59365	$17.84564	0
01/01/2017 to 12/31/2017	$17.84564	$20.56528	0
01/01/2018 to 12/31/2018	$20.56528	$20.14043	5
01/01/2019 to 12/31/2019	$20.14043	$24.43767	14
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$9.35507	$9.34720	0
01/01/2011 to 12/31/2011	$9.34720	$8.29118	0
01/01/2012 to 12/31/2012	$8.29118	$9.41041	0
01/01/2013 to 12/31/2013	$9.41041	$11.14315	0
01/01/2014 to 12/31/2014	$11.14315	$9.90971	0
01/01/2015 to 12/31/2015	$9.90971	$8.59761	0
01/01/2016 to 12/31/2016	$8.59761	$9.02399	0
01/01/2017 to 12/31/2017	$9.02399	$10.51737	0
01/01/2018 to 12/31/2018	$10.51737	$8.79059	0
01/01/2019 to 12/31/2019	$8.79059	$10.07985	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.11801	$5.52707	4,649
01/01/2011 to 12/31/2011	$5.52707	$4.63648	1,408
01/01/2012 to 12/31/2012	$4.63648	$5.62952	2,549
01/01/2013 to 12/31/2013	$5.62952	$7.23833	843
01/01/2014 to 12/31/2014	$7.23833	$7.95677	765
01/01/2015 to 12/31/2015	$7.95677	$7.63014	470
01/01/2016 to 12/31/2016	$7.63014	$8.56660	437
01/01/2017 to 12/31/2017	$8.56660	$9.85744	0
01/01/2018 to 12/31/2018	$9.85744	$8.59407	0
01/01/2019 to 12/31/2019	$8.59407	$10.89896	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.56502	$9.57649	1,966
01/01/2011 to 12/31/2011	$9.57649	$10.26602	599
01/01/2012 to 12/31/2012	$10.26602	$11.73274	768
01/01/2013 to 12/31/2013	$11.73274	$15.96320	486
01/01/2014 to 12/31/2014	$15.96320	$19.22325	835
01/01/2015 to 12/31/2015	$19.22325	$19.65385	372
01/01/2016 to 12/31/2016	$19.65385	$18.35883	399
01/01/2017 to 12/31/2017	$18.35883	$21.61250	859
01/01/2018 to 12/31/2018	$21.61250	$21.96977	424
01/01/2019 to 12/31/2019	$21.96977	$25.53063	676

A-33

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$8.34939	$10.05872	294
01/01/2011 to 12/31/2011	$10.05872	$9.61784	201
01/01/2012 to 12/31/2012	$9.61784	$10.84161	230
01/01/2013 to 12/31/2013	$10.84161	$14.58510	182
01/01/2014 to 12/31/2014	$14.58510	$14.99040	190
01/01/2015 to 12/31/2015	$14.99040	$14.09396	82
01/01/2016 to 12/31/2016	$14.09396	$16.12915	23
01/01/2017 to 12/31/2017	$16.12915	$19.22023	0
01/01/2018 to 12/31/2018	$19.22023	$16.31988	0
01/01/2019 to 12/31/2019	$16.31988	$20.73201	0
ProFund VP Internet
01/01/2010 to 12/31/2010	$12.50815	$16.47262	0
01/01/2011 to 12/31/2011	$16.47262	$14.92872	0
01/01/2012 to 12/31/2012	$14.92872	$17.40449	0
01/01/2013 to 12/31/2013	$17.40449	$25.70526	0
01/01/2014 to 12/31/2014	$25.70526	$25.30468	0
01/01/2015 to 12/31/2015	$25.30468	$29.64798	0
01/01/2016 to 12/31/2016	$29.64798	$30.46047	0
01/01/2017 to 12/31/2017	$30.46047	$40.34729	0
01/01/2018 to 12/31/2018	$40.34729	$41.20965	0
01/01/2019 to 12/31/2019	$41.20965	$47.34846	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$7.84478	$7.13792	0
01/01/2011 to 12/31/2011	$7.13792	$5.66062	0
01/01/2012 to 12/31/2012	$5.66062	$6.77490	0
01/01/2013 to 12/31/2013	$6.77490	$9.77687	0
01/01/2014 to 12/31/2014	$9.77687	$9.82487	0
01/01/2015 to 12/31/2015	$9.82487	$10.12021	0
01/01/2016 to 12/31/2016	$10.12021	$9.89345	0
01/01/2017 to 12/31/2017	$9.89345	$11.40936	0
01/01/2018 to 12/31/2018	$11.40936	$9.81306	0
01/01/2019 to 12/31/2019	$9.81306	$11.46353	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.77558	$9.66948	243
01/01/2011 to 12/31/2011	$9.66948	$9.70839	0
01/01/2012 to 12/31/2012	$9.70839	$10.65259	0
01/01/2013 to 12/31/2013	$10.65259	$13.55061	0
01/01/2014 to 12/31/2014	$13.55061	$14.89691	291
01/01/2015 to 12/31/2015	$14.89691	$15.04705	189
01/01/2016 to 12/31/2016	$15.04705	$15.38399	161
01/01/2017 to 12/31/2017	$15.38399	$18.76567	134
01/01/2018 to 12/31/2018	$18.76567	$17.92586	0
01/01/2019 to 12/31/2019	$17.92586	$22.49246	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.76427	$8.53333	0
01/01/2011 to 12/31/2011	$8.53333	$8.20132	0
01/01/2012 to 12/31/2012	$8.20132	$9.21468	0
01/01/2013 to 12/31/2013	$9.21468	$11.65220	0
01/01/2014 to 12/31/2014	$11.65220	$12.53158	347
01/01/2015 to 12/31/2015	$12.53158	$11.62181	246
01/01/2016 to 12/31/2016	$11.62181	$13.06061	191
01/01/2017 to 12/31/2017	$13.06061	$14.42376	176
01/01/2018 to 12/31/2018	$14.42376	$12.54736	0
01/01/2019 to 12/31/2019	$12.54736	$15.85185	0

A-34

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$9.52628	$11.90955	504
01/01/2011 to 12/31/2011	$11.90955	$11.25901	209
01/01/2012 to 12/31/2012	$11.25901	$12.64592	508
01/01/2013 to 12/31/2013	$12.64592	$16.06886	234
01/01/2014 to 12/31/2014	$16.06886	$16.56468	412
01/01/2015 to 12/31/2015	$16.56468	$16.17135	257
01/01/2016 to 12/31/2016	$16.17135	$17.77114	71
01/01/2017 to 12/31/2017	$17.77114	$20.46882	0
01/01/2018 to 12/31/2018	$20.46882	$17.53668	0
01/01/2019 to 12/31/2019	$17.53668	$21.21071	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$9.02401	$10.58167	0
01/01/2011 to 12/31/2011	$10.58167	$9.89740	0
01/01/2012 to 12/31/2012	$9.89740	$11.23062	200
01/01/2013 to 12/31/2013	$11.23062	$14.44910	0
01/01/2014 to 12/31/2014	$14.44910	$15.49889	0
01/01/2015 to 12/31/2015	$15.49889	$13.84722	0
01/01/2016 to 12/31/2016	$13.84722	$16.76276	0
01/01/2017 to 12/31/2017	$16.76276	$18.05104	0
01/01/2018 to 12/31/2018	$18.05104	$15.23483	0
01/01/2019 to 12/31/2019	$15.23483	$18.40288	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.30690	$11.86466	0
01/01/2011 to 12/31/2011	$11.86466	$11.71907	0
01/01/2012 to 12/31/2012	$11.71907	$13.25968	0
01/01/2013 to 12/31/2013	$13.25968	$17.33281	0
01/01/2014 to 12/31/2014	$17.33281	$19.74313	0
01/01/2015 to 12/31/2015	$19.74313	$20.65281	0
01/01/2016 to 12/31/2016	$20.65281	$21.16385	0
01/01/2017 to 12/31/2017	$21.16385	$26.86292	0
01/01/2018 to 12/31/2018	$26.86292	$25.65813	0
01/01/2019 to 12/31/2019	$25.65813	$34.14602	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.44751	$13.12381	3,236
01/01/2011 to 12/31/2011	$13.12381	$13.06368	1,649
01/01/2012 to 12/31/2012	$13.06368	$13.08508	1,244
01/01/2013 to 12/31/2013	$13.08508	$15.80465	467
01/01/2014 to 12/31/2014	$15.80465	$13.71351	420
01/01/2015 to 12/31/2015	$13.71351	$10.22954	170
01/01/2016 to 12/31/2016	$10.22954	$12.36771	69
01/01/2017 to 12/31/2017	$12.36771	$11.65872	84
01/01/2018 to 12/31/2018	$11.65872	$9.05293	0
01/01/2019 to 12/31/2019	$9.05293	$9.56369	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$9.17992	$8.97928	471
01/01/2011 to 12/31/2011	$8.97928	$10.15225	350
01/01/2012 to 12/31/2012	$10.15225	$11.05420	309
01/01/2013 to 12/31/2013	$11.05420	$14.16494	244
01/01/2014 to 12/31/2014	$14.16494	$16.45940	425
01/01/2015 to 12/31/2015	$16.45940	$16.73507	110
01/01/2016 to 12/31/2016	$16.73507	$15.68440	31
01/01/2017 to 12/31/2017	$15.68440	$16.85145	0
01/01/2018 to 12/31/2018	$16.85145	$15.38552	0
01/01/2019 to 12/31/2019	$15.38552	$17.08083	0

A-35

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.30910	$17.22331	0
01/01/2011 to 12/31/2011	$17.22331	$13.54580	0
01/01/2012 to 12/31/2012	$13.54580	$11.26779	0
01/01/2013 to 12/31/2013	$11.26779	$6.80660	0
01/01/2014 to 12/31/2014	$6.80660	$5.04456	0
01/01/2015 to 12/31/2015	$5.04456	$3.29734	0
01/01/2016 to 12/31/2016	$3.29734	$5.00209	0
01/01/2017 to 12/31/2017	$5.00209	$5.12692	0
01/01/2018 to 12/31/2018	$5.12692	$4.31814	0
01/01/2019 to 12/31/2019	$4.31814	$6.13666	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$8.05179	$9.77409	1,103
01/01/2011 to 12/31/2011	$9.77409	$9.96760	292
01/01/2012 to 12/31/2012	$9.96760	$11.36922	356
01/01/2013 to 12/31/2013	$11.36922	$11.07811	132
01/01/2014 to 12/31/2014	$11.07811	$13.48278	184
01/01/2015 to 12/31/2015	$13.48278	$13.16804	0
01/01/2016 to 12/31/2016	$13.16804	$13.55407	0
01/01/2017 to 12/31/2017	$13.55407	$14.25821	0
01/01/2018 to 12/31/2018	$14.25821	$13.08754	0
01/01/2019 to 12/31/2019	$13.08754	$16.14999	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$7.00453	$5.72599	4,321
01/01/2011 to 12/31/2011	$5.72599	$3.48386	1,971
01/01/2012 to 12/31/2012	$3.48386	$3.15603	2,279
01/01/2013 to 12/31/2013	$3.15603	$3.57870	529
01/01/2014 to 12/31/2014	$3.57870	$2.42966	714
01/01/2015 to 12/31/2015	$2.42966	$2.32777	245
01/01/2016 to 12/31/2016	$2.32777	$2.14925	331
01/01/2017 to 12/31/2017	$2.14925	$1.84336	215
01/01/2018 to 12/31/2018	$1.84336	$1.86888	159
01/01/2019 to 12/31/2019	$1.86888	$1.50250	475
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$7.85569	$8.59647	0
01/01/2011 to 12/31/2011	$8.59647	$8.04261	0
01/01/2012 to 12/31/2012	$8.04261	$7.50255	0
01/01/2013 to 12/31/2013	$7.50255	$9.74877	0
01/01/2014 to 12/31/2014	$9.74877	$12.76759	0
01/01/2015 to 12/31/2015	$12.76759	$12.07179	0
01/01/2016 to 12/31/2016	$12.07179	$15.00934	0
01/01/2017 to 12/31/2017	$15.00934	$19.80855	0
01/01/2018 to 12/31/2018	$19.80855	$17.30775	0
01/01/2019 to 12/31/2019	$17.30775	$25.23603	0
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.41915	$4.63389	0
01/01/2011 to 12/31/2011	$4.63389	$4.14022	0
01/01/2012 to 12/31/2012	$4.14022	$3.26642	0
01/01/2013 to 12/31/2013	$3.26642	$2.29905	0
01/01/2014 to 12/31/2014	$2.29905	$1.95970	0
01/01/2015 to 12/31/2015	$1.95970	$1.87524	0
01/01/2016 to 12/31/2016	$1.87524	$1.45706	0
01/01/2017 to 12/31/2017	$1.45706	$1.20776	0
01/01/2018 to 12/31/2018	$1.20776	$1.30466	0
01/01/2019 to 12/31/2019	$1.30466	$1.00127	0

A-36

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$6.31530	$4.84536	0
01/01/2011 to 12/31/2011	$4.84536	$4.22311	0
01/01/2012 to 12/31/2012	$4.22311	$3.33818	0
01/01/2013 to 12/31/2013	$3.33818	$2.29408	0
01/01/2014 to 12/31/2014	$2.29408	$1.80043	0
01/01/2015 to 12/31/2015	$1.80043	$1.52404	0
01/01/2016 to 12/31/2016	$1.52404	$1.33445	0
01/01/2017 to 12/31/2017	$1.33445	$0.97117	0
01/01/2018 to 12/31/2018	$0.97117	$0.91816	0
01/01/2019 to 12/31/2019	$0.91816	$0.64311	0
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.38882	$4.41913	0
01/01/2011 to 12/31/2011	$4.41913	$3.91123	0
01/01/2012 to 12/31/2012	$3.91123	$3.08529	0
01/01/2013 to 12/31/2013	$3.08529	$2.06488	0
01/01/2014 to 12/31/2014	$2.06488	$1.82458	0
01/01/2015 to 12/31/2015	$1.82458	$1.76159	0
01/01/2016 to 12/31/2016	$1.76159	$1.34459	0
01/01/2017 to 12/31/2017	$1.34459	$1.12318	0
01/01/2018 to 12/31/2018	$1.12318	$1.20690	0
01/01/2019 to 12/31/2019	$1.20690	$0.93066	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$8.88147	$10.87056	396
01/01/2011 to 12/31/2011	$10.87056	$10.71862	38
01/01/2012 to 12/31/2012	$10.71862	$11.73641	287
01/01/2013 to 12/31/2013	$11.73641	$16.04442	45
01/01/2014 to 12/31/2014	$16.04442	$15.95866	222
01/01/2015 to 12/31/2015	$15.95866	$15.71790	176
01/01/2016 to 12/31/2016	$15.71790	$18.39886	47
01/01/2017 to 12/31/2017	$18.39886	$20.23570	0
01/01/2018 to 12/31/2018	$20.23570	$18.56419	0
01/01/2019 to 12/31/2019	$18.56419	$21.52714	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.43094	$10.02174	509
01/01/2011 to 12/31/2011	$10.02174	$9.35637	300
01/01/2012 to 12/31/2012	$9.35637	$10.57953	318
01/01/2013 to 12/31/2013	$10.57953	$14.17975	119
01/01/2014 to 12/31/2014	$14.17975	$14.60657	343
01/01/2015 to 12/31/2015	$14.60657	$13.04229	180
01/01/2016 to 12/31/2016	$13.04229	$16.35158	56
01/01/2017 to 12/31/2017	$16.35158	$17.46552	0
01/01/2018 to 12/31/2018	$17.46552	$14.58331	0
01/01/2019 to 12/31/2019	$14.58331	$17.40032	0
ProFund VP Technology
01/01/2010 to 12/31/2010	$10.54187	$11.36414	0
01/01/2011 to 12/31/2011	$11.36414	$10.91244	0
01/01/2012 to 12/31/2012	$10.91244	$11.71758	0
01/01/2013 to 12/31/2013	$11.71758	$14.28098	0
01/01/2014 to 12/31/2014	$14.28098	$16.42113	0
01/01/2015 to 12/31/2015	$16.42113	$16.37003	0
01/01/2016 to 12/31/2016	$16.37003	$17.90473	0
01/01/2017 to 12/31/2017	$17.90473	$23.56521	0
01/01/2018 to 12/31/2018	$23.56521	$22.41076	0
01/01/2019 to 12/31/2019	$22.41076	$31.67495	0

A-37

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$8.98228	$10.11607	239
01/01/2011 to 12/31/2011	$10.11607	$10.03242	0
01/01/2012 to 12/31/2012	$10.03242	$11.37923	0
01/01/2013 to 12/31/2013	$11.37923	$12.41471	0
01/01/2014 to 12/31/2014	$12.41471	$12.15414	0
01/01/2015 to 12/31/2015	$12.15414	$12.01216	0
01/01/2016 to 12/31/2016	$12.01216	$14.22752	0
01/01/2017 to 12/31/2017	$14.22752	$13.55740	0
01/01/2018 to 12/31/2018	$13.55740	$11.20282	0
01/01/2019 to 12/31/2019	$11.20282	$12.51668	0
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.07149	$10.79532	1,744
01/01/2011 to 12/31/2011	$10.79532	$15.08391	1,541
01/01/2012 to 12/31/2012	$15.08391	$14.82628	1,014
01/01/2013 to 12/31/2013	$14.82628	$11.67453	0
01/01/2014 to 12/31/2014	$11.67453	$15.50146	41
01/01/2015 to 12/31/2015	$15.50146	$14.23920	10
01/01/2016 to 12/31/2016	$14.23920	$13.82021	0
01/01/2017 to 12/31/2017	$13.82021	$14.73158	705
01/01/2018 to 12/31/2018	$14.73158	$13.56140	0
01/01/2019 to 12/31/2019	$13.56140	$15.60768	0
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$5.40000	$6.42242	0
01/01/2011 to 12/31/2011	$6.42242	$5.95043	0
01/01/2012 to 12/31/2012	$5.95043	$7.46736	0
01/01/2013 to 12/31/2013	$7.46736	$12.21682	0
01/01/2014 to 12/31/2014	$12.21682	$14.65692	0
01/01/2015 to 12/31/2015	$14.65692	$13.85706	0
01/01/2016 to 12/31/2016	$13.85706	$16.00031	0
01/01/2017 to 12/31/2017	$16.00031	$21.96759	0
01/01/2018 to 12/31/2018	$21.96759	$18.06628	0
01/01/2019 to 12/31/2019	$18.06628	$28.16997	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$6.47935	$9.44138	0
01/01/2011 to 12/31/2011	$9.44138	$7.93699	0
01/01/2012 to 12/31/2012	$7.93699	$10.23666	0
01/01/2013 to 12/31/2013	$10.23666	$17.00253	0
01/01/2014 to 12/31/2014	$17.00253	$19.09142	0
01/01/2015 to 12/31/2015	$19.09142	$16.88502	0
01/01/2016 to 12/31/2016	$16.88502	$22.67126	0
01/01/2017 to 12/31/2017	$22.67126	$28.44221	0
01/01/2018 to 12/31/2018	$28.44221	$20.27254	0
01/01/2019 to 12/31/2019	$20.27254	$29.16687	0
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$8.00922	$10.54353	0
01/01/2011 to 12/31/2011	$10.54353	$10.14211	0
01/01/2012 to 12/31/2012	$10.14211	$13.20530	0
01/01/2013 to 12/31/2013	$13.20530	$23.01756	0
01/01/2014 to 12/31/2014	$23.01756	$30.43881	0
01/01/2015 to 12/31/2015	$30.43881	$33.66335	0
01/01/2016 to 12/31/2016	$33.66335	$35.59987	0
01/01/2017 to 12/31/2017	$35.59987	$58.34435	0
01/01/2018 to 12/31/2018	$58.34435	$51.31880	0
01/01/2019 to 12/31/2019	$51.31880	$89.76030	0

A-38

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$4.97732	$7.19282	0
01/01/2011 to 12/31/2011	$7.19282	$5.68351	0
01/01/2012 to 12/31/2012	$5.68351	$7.16565	0
01/01/2013 to 12/31/2013	$7.16565	$13.02136	0
01/01/2014 to 12/31/2014	$13.02136	$13.35807	0
01/01/2015 to 12/31/2015	$13.35807	$11.31658	0
01/01/2016 to 12/31/2016	$11.31658	$15.37972	0
01/01/2017 to 12/31/2017	$15.37972	$18.74660	0
01/01/2018 to 12/31/2018	$18.74660	$13.32845	0
01/01/2019 to 12/31/2019	$13.32845	$19.11646	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$10.11650	$10.43461	3,356
01/01/2011 to 12/31/2011	$10.43461	$11.93753	1,527
01/01/2012 to 12/31/2012	$11.93753	$11.63686	2,109
01/01/2013 to 12/31/2013	$11.63686	$12.83661	2,367
01/01/2014 to 12/31/2014	$12.83661	$15.73122	2,574
01/01/2015 to 12/31/2015	$15.73122	$14.33376	508
01/01/2016 to 12/31/2016	$14.33376	$16.05897	299
01/01/2017 to 12/31/2017	$16.05897	$17.29810	0
01/01/2018 to 12/31/2018	$17.29810	$17.32285	0
01/01/2019 to 12/31/2019	$17.32285	$20.72147	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$9.93001	$11.02130	24
01/01/2011 to 12/31/2011	$11.02130	$9.12924	0
01/01/2012 to 12/31/2012	$9.12924	$10.87734	0
01/01/2013 to 12/31/2013	$10.87734	$12.58723	0
01/01/2014 to 12/31/2014	$12.58723	$11.55330	0
01/01/2015 to 12/31/2015	$11.55330	$11.62581	0
01/01/2016 to 12/31/2016	$11.62581	$10.91306	0
01/01/2017 to 12/31/2017	$10.91306	$14.42996	0
01/01/2018 to 12/31/2018	$14.42996	$12.24582	0
01/01/2019 to 12/31/2019	$12.24582	$15.78187	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.90535	$10.71758	2,060
01/01/2011 to 12/31/2011	$10.71758	$9.09947	775
01/01/2012 to 12/31/2012	$9.09947	$10.06979	1,130
01/01/2013 to 12/31/2013	$10.06979	$11.75758	873
01/01/2014 to 12/31/2014	$11.75758	$10.83929	538
01/01/2015 to 12/31/2015	$10.83929	$10.79431	346
01/01/2016 to 12/31/2016	$10.79431	$10.85107	295
01/01/2017 to 12/31/2017	$10.85107	$13.19046	152
01/01/2018 to 12/31/2018	$13.19046	$10.67423	50
01/01/2019 to 12/31/2019	$10.67423	$12.00230	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.92687	$13.71576	1,684
01/01/2011 to 12/31/2011	$13.71576	$12.63749	457
01/01/2012 to 12/31/2012	$12.63749	$14.85539	898
01/01/2013 to 12/31/2013	$14.85539	$20.27800	821
01/01/2014 to 12/31/2014	$20.27800	$20.54751	819
01/01/2015 to 12/31/2015	$20.54751	$20.32717	134
01/01/2016 to 12/31/2016	$20.32717	$19.94169	161
01/01/2017 to 12/31/2017	$19.94169	$26.20089	26
01/01/2018 to 12/31/2018	$26.20089	$25.63489	3
01/01/2019 to 12/31/2019	$25.63489	$34.28794	3

A-39

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59299	$12.19082	0
01/01/2011 to 12/31/2011	$12.19082	$11.35290	0
01/01/2012 to 12/31/2012	$11.35290	$11.94780	0
01/01/2013 to 12/31/2013	$11.94780	$17.51176	0
01/01/2014 to 12/31/2014	$17.51176	$16.76213	0
01/01/2015 to 12/31/2015	$16.76213	$15.88786	0
01/01/2016 to 12/31/2016	$15.88786	$16.72136	0
01/01/2017 to 12/31/2017	$16.72136	$20.53485	0
01/01/2018 to 12/31/2018	$20.53485	$20.28222	0
01/01/2019 to 12/31/2019	$20.28222	$24.74240	0
*Denotes the start date of these sub-accounts

A-40

APEX II
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With No Optional Benefits (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.69830	$14.53399	627,620
01/01/2011 to 12/31/2011	$14.53399	$14.68710	1,447,058
01/01/2012 to 12/31/2012	$14.68710	$16.48448	880,304
01/01/2013 to 12/31/2013	$16.48448	$17.83668	528,834
01/01/2014 to 12/31/2014	$17.83668	$17.95275	298,989
01/01/2015 to 12/31/2015	$17.95275	$17.68377	173,339
01/01/2016 to 12/31/2016	$17.68377	$18.95821	223,472
01/01/2017 to 12/31/2017	$18.95821	$19.54026	160,140
01/01/2018 to 12/31/2018	$19.54026	$19.09859	55,759
01/01/2019 to 12/31/2019	$19.09859	$21.11851	131,640
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.69733	$10.67839	133,580,486
01/01/2011 to 12/31/2011	$10.67839	$10.22319	102,346,558
01/01/2012 to 12/31/2012	$10.22319	$11.31782	108,178,074
01/01/2013 to 12/31/2013	$11.31782	$12.24138	100,174,797
01/01/2014 to 12/31/2014	$12.24138	$12.49905	87,606,755
01/01/2015 to 12/31/2015	$12.49905	$11.89713	68,782,936
01/01/2016 to 12/31/2016	$11.89713	$12.44263	58,214,019
01/01/2017 to 12/31/2017	$12.44263	$13.77806	54,102,792
01/01/2018 to 12/31/2018	$13.77806	$12.44714	33,516,521
01/01/2019 to 12/31/2019	$12.44714	$14.20721	28,389,584
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.83646	$11.00020	68,974,007
01/01/2011 to 12/31/2011	$11.00020	$10.83106	55,424,347
01/01/2012 to 12/31/2012	$10.83106	$12.10614	63,361,367
01/01/2013 to 12/31/2013	$12.10614	$13.87770	63,758,948
01/01/2014 to 12/31/2014	$13.87770	$14.48241	59,078,042
01/01/2015 to 12/31/2015	$14.48241	$14.35789	52,619,003
01/01/2016 to 12/31/2016	$14.35789	$15.12506	46,176,929
01/01/2017 to 12/31/2017	$15.12506	$17.39421	41,774,384
01/01/2018 to 12/31/2018	$17.39421	$16.09882	31,714,658
01/01/2019 to 12/31/2019	$16.09882	$19.29424	23,219,379
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.68011	$9.55431	54,818,248
01/01/2011 to 12/31/2011	$9.55431	$9.22617	46,132,040
01/01/2012 to 12/31/2012	$9.22617	$10.00670	48,879,191
01/01/2013 to 12/31/2013	$10.00670	$11.06575	45,150,001
01/01/2014 to 12/31/2014	$11.06575	$11.44247	40,205,928
01/01/2015 to 12/31/2015	$11.44247	$11.23501	40,797,665
01/01/2016 to 12/31/2016	$11.23501	$11.58210	35,232,688
01/01/2017 to 12/31/2017	$11.58210	$13.24060	32,661,609
01/01/2018 to 12/31/2018	$13.24060	$11.99194	22,626,183
01/01/2019 to 12/31/2019	$11.99194	$13.92257	17,014,853

A-41

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99863	$10.09535	48,359
01/01/2014 to 12/31/2014	$10.09535	$9.61837	82,633
01/01/2015 to 12/31/2015	$9.61837	$7.99094	118,874
01/01/2016 to 12/31/2016	$7.99094	$8.90998	119,085
01/01/2017 to 12/31/2017	$8.90998	$11.82619	171,113
01/01/2018 to 12/31/2018	$11.82619	$9.42540	104,234
01/01/2019 to 12/31/2019	$9.42540	$10.92042	93,307
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.63729	58,666
01/01/2014 to 12/31/2014	$11.63729	$12.95262	125,345
01/01/2015 to 12/31/2015	$12.95262	$12.95892	117,691
01/01/2016 to 12/31/2016	$12.95892	$14.10972	159,404
01/01/2017 to 12/31/2017	$14.10972	$16.94933	119,700
01/01/2018 to 12/31/2018	$16.94933	$15.31237	94,423
01/01/2019 to 12/31/2019	$15.31237	$18.46005	59,494
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.94508	$10.98534	124,066,065
01/01/2011 to 12/31/2011	$10.98534	$10.67303	99,522,684
01/01/2012 to 12/31/2012	$10.67303	$11.80621	107,656,583
01/01/2013 to 12/31/2013	$11.80621	$13.66059	103,827,389
01/01/2014 to 12/31/2014	$13.66059	$14.31143	95,621,538
01/01/2015 to 12/31/2015	$14.31143	$14.14234	86,642,320
01/01/2016 to 12/31/2016	$14.14234	$14.78547	78,766,981
01/01/2017 to 12/31/2017	$14.78547	$16.70974	71,824,281
01/01/2018 to 12/31/2018	$16.70974	$15.62167	58,267,332
01/01/2019 to 12/31/2019	$15.62167	$18.34721	41,419,273
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99863	$9.16694	2,940,794
01/01/2012 to 12/31/2012	$9.16694	$10.08792	4,644,573
01/01/2013 to 12/31/2013	$10.08792	$10.99833	5,783,459
01/01/2014 to 12/31/2014	$10.99833	$11.34639	5,607,802
01/01/2015 to 12/31/2015	$11.34639	$10.82434	4,694,270
01/01/2016 to 12/31/2016	$10.82434	$11.38710	3,995,171
01/01/2017 to 12/31/2017	$11.38710	$12.61216	4,167,482
01/01/2018 to 12/31/2018	$12.61216	$11.74818	2,880,799
01/01/2019 to 12/31/2019	$11.74818	$13.59029	2,150,471
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$12.18946	$12.45587	20,255,855
01/01/2011 to 12/31/2011	$12.45587	$12.52601	18,155,075
01/01/2012 to 12/31/2012	$12.52601	$12.89740	15,540,231
01/01/2013 to 12/31/2013	$12.89740	$12.40869	10,724,539
01/01/2014 to 12/31/2014	$12.40869	$12.19212	7,424,203
01/01/2015 to 12/31/2015	$12.19212	$12.04895	5,743,361
01/01/2016 to 12/31/2016	$12.04895	$12.04444	4,782,679
01/01/2017 to 12/31/2017	$12.04444	$12.04825	4,425,882
01/01/2018 to 12/31/2018	$12.04825	$11.93676	3,457,086
01/01/2019 to 12/31/2019	$11.93676	$12.28225	3,266,906

A-42

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.64570	$14.45644	75,211,006
01/01/2011 to 12/31/2011	$14.45644	$14.67015	60,233,010
01/01/2012 to 12/31/2012	$14.67015	$15.77284	65,143,645
01/01/2013 to 12/31/2013	$15.77284	$15.22753	54,477,871
01/01/2014 to 12/31/2014	$15.22753	$15.61000	44,662,030
01/01/2015 to 12/31/2015	$15.61000	$15.02887	35,594,616
01/01/2016 to 12/31/2016	$15.02887	$15.40633	31,191,104
01/01/2017 to 12/31/2017	$15.40633	$15.81374	31,072,056
01/01/2018 to 12/31/2018	$15.81374	$15.44871	23,336,011
01/01/2019 to 12/31/2019	$15.44871	$16.59544	18,589,194
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.52235	$10.61785	141,306,019
01/01/2011 to 12/31/2011	$10.61785	$10.18954	100,099,910
01/01/2012 to 12/31/2012	$10.18954	$11.39642	113,717,767
01/01/2013 to 12/31/2013	$11.39642	$13.75050	125,316,122
01/01/2014 to 12/31/2014	$13.75050	$14.46969	121,728,074
01/01/2015 to 12/31/2015	$14.46969	$14.30680	113,394,276
01/01/2016 to 12/31/2016	$14.30680	$15.03316	101,590,172
01/01/2017 to 12/31/2017	$15.03316	$17.43090	96,062,997
01/01/2018 to 12/31/2018	$17.43090	$16.07583	76,708,296
01/01/2019 to 12/31/2019	$16.07583	$19.32808	53,109,424
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99863	$11.66303	342,569
01/01/2014 to 12/31/2014	$11.66303	$13.03167	1,094,841
01/01/2015 to 12/31/2015	$13.03167	$12.35889	1,140,121
01/01/2016 to 12/31/2016	$12.35889	$13.96591	2,377,940
01/01/2017 to 12/31/2017	$13.96591	$16.26395	2,283,114
01/01/2018 to 12/31/2018	$16.26395	$15.23198	1,639,341
01/01/2019 to 12/31/2019	$15.23198	$19.62936	1,295,056
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.12305	$9.60279	2,343,259
01/01/2011 to 12/31/2011	$9.60279	$8.96863	1,365,221
01/01/2012 to 12/31/2012	$8.96863	$11.18481	1,941,296
01/01/2013 to 12/31/2013	$11.18481	$11.47853	2,026,740
01/01/2014 to 12/31/2014	$11.47853	$12.86101	1,953,120
01/01/2015 to 12/31/2015	$12.86101	$12.63753	1,635,442
01/01/2016 to 12/31/2016	$12.63753	$12.54068	1,419,231
01/01/2017 to 12/31/2017	$12.54068	$13.67692	1,403,628
01/01/2018 to 12/31/2018	$13.67692	$12.81654	941,166
01/01/2019 to 12/31/2019	$12.81654	$15.77225	677,391
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.32376	$23.19228	2,674,245
01/01/2011 to 12/31/2011	$23.19228	$24.31338	2,210,944
01/01/2012 to 12/31/2012	$24.31338	$27.58177	2,291,954
01/01/2013 to 12/31/2013	$27.58177	$27.97660	2,083,185
01/01/2014 to 12/31/2014	$27.97660	$36.02098	2,044,785
01/01/2015 to 12/31/2015	$36.02098	$37.14280	1,780,125
01/01/2016 to 12/31/2016	$37.14280	$38.29038	1,533,707
01/01/2017 to 12/31/2017	$38.29038	$40.01231	1,307,651
01/01/2018 to 12/31/2018	$40.01231	$37.47763	931,793
01/01/2019 to 12/31/2019	$37.47763	$48.36565	708,509

A-43

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.86502	$9.97110	68,927,498
01/01/2011 to 12/31/2011	$9.97110	$9.65922	53,951,634
01/01/2012 to 12/31/2012	$9.65922	$10.50993	57,684,295
01/01/2013 to 12/31/2013	$10.50993	$11.86226	55,226,008
01/01/2014 to 12/31/2014	$11.86226	$12.03410	48,707,547
01/01/2015 to 12/31/2015	$12.03410	$11.95275	43,313,556
01/01/2016 to 12/31/2016	$11.95275	$12.25600	37,720,170
01/01/2017 to 12/31/2017	$12.25600	$14.03986	34,730,103
01/01/2018 to 12/31/2018	$14.03986	$12.73758	24,505,788
01/01/2019 to 12/31/2019	$12.73758	$15.03295	18,545,672
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.19947	$10.09710	50,682,089
01/01/2011 to 12/31/2011	$10.09710	$9.88042	43,785,652
01/01/2012 to 12/31/2012	$9.88042	$10.70150	45,432,815
01/01/2013 to 12/31/2013	$10.70150	$11.55860	40,182,442
01/01/2014 to 12/31/2014	$11.55860	$11.82726	35,662,590
01/01/2015 to 12/31/2015	$11.82726	$11.52638	30,217,247
01/01/2016 to 12/31/2016	$11.52638	$11.93250	26,668,380
01/01/2017 to 12/31/2017	$11.93250	$13.17763	26,236,829
01/01/2018 to 12/31/2018	$13.17763	$12.04439	17,675,332
01/01/2019 to 12/31/2019	$12.04439	$13.74355	13,878,980
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.18580	$18.93317	3,471,178
01/01/2011 to 12/31/2011	$18.93317	$18.86366	2,549,765
01/01/2012 to 12/31/2012	$18.86366	$21.46286	2,633,520
01/01/2013 to 12/31/2013	$21.46286	$29.30171	3,094,420
01/01/2014 to 12/31/2014	$29.30171	$30.89259	2,931,970
01/01/2015 to 12/31/2015	$30.89259	$28.71342	2,517,413
01/01/2016 to 12/31/2016	$28.71342	$35.10662	2,308,568
01/01/2017 to 12/31/2017	$35.10662	$38.73731	2,130,539
01/01/2018 to 12/31/2018	$38.73731	$32.73675	1,589,335
01/01/2019 to 12/31/2019	$32.73675	$39.48472	1,201,995
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.42178	$10.25242	50,307,852
01/01/2011 to 12/31/2011	$10.25242	$10.08558	50,902,069
01/01/2012 to 12/31/2012	$10.08558	$9.92007	39,894,836
01/01/2013 to 12/31/2013	$9.92007	$9.75615	29,504,243
01/01/2014 to 12/31/2014	$9.75615	$9.59539	25,524,289
01/01/2015 to 12/31/2015	$9.59539	$9.43719	23,153,087
01/01/2016 to 12/31/2016	$9.43719	$9.28187	20,723,986
01/01/2017 to 12/31/2017	$9.28187	$9.16030	16,486,250
01/01/2018 to 12/31/2018	$9.16030	$9.12553	14,577,153
01/01/2019 to 12/31/2019	$9.12553	$9.12673	11,977,760
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$13.47425	$15.04083	12,605,729
01/01/2011 to 12/31/2011	$15.04083	$15.26232	11,922,775
01/01/2012 to 12/31/2012	$15.26232	$17.09273	10,459,161
01/01/2013 to 12/31/2013	$17.09273	$18.01778	8,393,440
01/01/2014 to 12/31/2014	$18.01778	$18.17376	5,236,999
01/01/2015 to 12/31/2015	$18.17376	$17.23689	3,602,852
01/01/2016 to 12/31/2016	$17.23689	$19.56326	3,765,331
01/01/2017 to 12/31/2017	$19.56326	$20.67893	2,918,552
01/01/2018 to 12/31/2018	$20.67893	$19.93195	2,034,537
01/01/2019 to 12/31/2019	$19.93195	$22.60229	1,901,269

A-44

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.78382	$9.77580	5,307,829
01/01/2011 to 12/31/2011	$9.77580	$9.21256	4,698,568
01/01/2012 to 12/31/2012	$9.21256	$10.59036	4,248,181
01/01/2013 to 12/31/2013	$10.59036	$14.56755	5,494,376
01/01/2014 to 12/31/2014	$14.56755	$16.29672	5,782,801
01/01/2015 to 12/31/2015	$16.29672	$14.77183	4,317,804
01/01/2016 to 12/31/2016	$14.77183	$17.41780	3,949,844
01/01/2017 to 12/31/2017	$17.41780	$20.41923	3,761,572
01/01/2018 to 12/31/2018	$20.41923	$17.23861	3,259,259
01/01/2019 to 12/31/2019	$17.23861	$21.95970	2,534,729
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.91046	$17.91664	7,241,298
01/01/2011 to 12/31/2011	$17.91664	$15.34398	5,734,722
01/01/2012 to 12/31/2012	$15.34398	$18.16395	4,942,527
01/01/2013 to 12/31/2013	$18.16395	$21.26858	4,582,698
01/01/2014 to 12/31/2014	$21.26858	$19.76196	3,989,471
01/01/2015 to 12/31/2015	$19.76196	$20.04771	3,324,751
01/01/2016 to 12/31/2016	$20.04771	$18.97262	2,931,676
01/01/2017 to 12/31/2017	$18.97262	$25.27111	3,021,102
01/01/2018 to 12/31/2018	$25.27111	$21.53882	2,629,968
01/01/2019 to 12/31/2019	$21.53882	$27.98572	1,942,537
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.73896	$16.10237	3,649,081
01/01/2011 to 12/31/2011	$16.10237	$13.84955	2,916,031
01/01/2012 to 12/31/2012	$13.84955	$15.89231	2,668,328
01/01/2013 to 12/31/2013	$15.89231	$18.67292	2,705,225
01/01/2014 to 12/31/2014	$18.67292	$17.13364	2,548,306
01/01/2015 to 12/31/2015	$17.13364	$16.98867	2,467,892
01/01/2016 to 12/31/2016	$16.98867	$16.80599	2,319,732
01/01/2017 to 12/31/2017	$16.80599	$20.30026	2,283,395
01/01/2018 to 12/31/2018	$20.30026	$16.74197	1,830,771
01/01/2019 to 12/31/2019	$16.74197	$19.76268	1,522,077
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.65097	$9.68393	38,344,545
01/01/2011 to 12/31/2011	$9.68393	$9.47005	31,542,321
01/01/2012 to 12/31/2012	$9.47005	$10.57870	33,772,279
01/01/2013 to 12/31/2013	$10.57870	$12.09823	34,620,680
01/01/2014 to 12/31/2014	$12.09823	$12.65595	31,218,936
01/01/2015 to 12/31/2015	$12.65595	$12.31681	27,733,638
01/01/2016 to 12/31/2016	$12.31681	$12.74599	24,643,505
01/01/2017 to 12/31/2017	$12.74599	$14.66178	23,750,547
01/01/2018 to 12/31/2018	$14.66178	$13.35565	18,355,932
01/01/2019 to 12/31/2019	$13.35565	$15.68750	13,246,229
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.85552	$14.60401	5,905,133
01/01/2011 to 12/31/2011	$14.60401	$13.04913	4,359,903
01/01/2012 to 12/31/2012	$13.04913	$15.64529	4,428,816
01/01/2013 to 12/31/2013	$15.64529	$17.75076	4,647,244
01/01/2014 to 12/31/2014	$17.75076	$16.34657	4,276,895
01/01/2015 to 12/31/2015	$16.34657	$15.62754	3,960,328
01/01/2016 to 12/31/2016	$15.62754	$15.66712	3,354,922
01/01/2017 to 12/31/2017	$15.66712	$19.97550	3,518,759
01/01/2018 to 12/31/2018	$19.97550	$16.21247	2,855,876
01/01/2019 to 12/31/2019	$16.21247	$20.28579	2,206,545

A-45

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.53898	$13.23474	46,748,068
01/01/2011 to 12/31/2011	$13.23474	$13.04707	38,241,675
01/01/2012 to 12/31/2012	$13.04707	$14.20695	39,470,209
01/01/2013 to 12/31/2013	$14.20695	$15.51404	35,738,716
01/01/2014 to 12/31/2014	$15.51404	$16.08944	31,774,661
01/01/2015 to 12/31/2015	$16.08944	$15.79510	27,488,735
01/01/2016 to 12/31/2016	$15.79510	$16.13133	23,910,429
01/01/2017 to 12/31/2017	$16.13133	$17.79229	21,459,090
01/01/2018 to 12/31/2018	$17.79229	$16.60010	14,411,061
01/01/2019 to 12/31/2019	$16.60010	$18.71130	9,906,695
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29064	$11.26617	473,823
01/01/2011 to 12/31/2011	$11.26617	$11.15393	755,324
01/01/2012 to 12/31/2012	$11.15393	$12.63560	1,110,275
01/01/2013 to 12/31/2013	$12.63560	$16.96244	1,223,206
01/01/2014 to 12/31/2014	$16.96244	$18.26808	1,330,655
01/01/2015 to 12/31/2015	$18.26808	$19.87733	2,148,045
01/01/2016 to 12/31/2016	$19.87733	$19.26374	1,599,569
01/01/2017 to 12/31/2017	$19.26374	$25.73532	1,813,210
01/01/2018 to 12/31/2018	$25.73532	$24.90062	1,442,816
01/01/2019 to 12/31/2019	$24.90062	$32.47411	1,204,562
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.86212	$12.79307	17,364,094
01/01/2011 to 12/31/2011	$12.79307	$12.46741	14,080,420
01/01/2012 to 12/31/2012	$12.46741	$13.76555	11,942,585
01/01/2013 to 12/31/2013	$13.76555	$18.49514	9,091,584
01/01/2014 to 12/31/2014	$18.49514	$20.11628	9,720,568
01/01/2015 to 12/31/2015	$20.11628	$21.77709	7,424,343
01/01/2016 to 12/31/2016	$21.77709	$22.61288	6,587,463
01/01/2017 to 12/31/2017	$22.61288	$29.57790	5,433,449
01/01/2018 to 12/31/2018	$29.57790	$28.30541	3,958,406
01/01/2019 to 12/31/2019	$28.30541	$36.64388	2,896,616
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$15.37175	$16.93954	3,612,405
01/01/2011 to 12/31/2011	$16.93954	$16.13853	3,114,124
01/01/2012 to 12/31/2012	$16.13853	$19.53485	3,437,135
01/01/2013 to 12/31/2013	$19.53485	$24.52181	3,984,432
01/01/2014 to 12/31/2014	$24.52181	$24.99282	3,982,260
01/01/2015 to 12/31/2015	$24.99282	$24.22021	3,944,892
01/01/2016 to 12/31/2016	$24.22021	$25.51562	3,423,715
01/01/2017 to 12/31/2017	$25.51562	$31.07864	3,333,656
01/01/2018 to 12/31/2018	$31.07864	$27.64337	2,650,577
01/01/2019 to 12/31/2019	$27.64337	$35.33185	1,908,630
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99864	$10.32369	5,908,428
01/01/2013 to 12/31/2013	$10.32369	$12.07379	6,987,054
01/01/2014 to 12/31/2014	$12.07379	$12.48482	5,942,954
01/01/2015 to 12/31/2015	$12.48482	$12.12641	5,278,987
01/01/2016 to 12/31/2016	$12.12641	$12.44216	4,364,208
01/01/2017 to 12/31/2017	$12.44216	$14.25569	3,983,721
01/01/2018 to 12/31/2018	$14.25569	$12.85908	3,073,391
01/01/2019 to 12/31/2019	$12.85908	$15.52572	2,574,574

A-46

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.75127	$10.81643	5,238,425
01/01/2011 to 12/31/2011	$10.81643	$10.57498	4,289,955
01/01/2012 to 12/31/2012	$10.57498	$12.17716	4,420,398
01/01/2013 to 12/31/2013	$12.17716	$16.37229	4,361,903
01/01/2014 to 12/31/2014	$16.37229	$17.50467	3,793,575
01/01/2015 to 12/31/2015	$17.50467	$18.46042	3,157,980
01/01/2016 to 12/31/2016	$18.46042	$18.50343	2,652,678
01/01/2017 to 12/31/2017	$18.50343	$23.78749	2,376,378
01/01/2018 to 12/31/2018	$23.78749	$23.89579	2,034,089
01/01/2019 to 12/31/2019	$23.89579	$32.38035	1,570,309
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99864	$10.19678	55,298
01/01/2013 to 12/31/2013	$10.19678	$13.48882	867,495
01/01/2014 to 12/31/2014	$13.48882	$14.62166	1,003,365
01/01/2015 to 12/31/2015	$14.62166	$14.27634	1,952,834
01/01/2016 to 12/31/2016	$14.27634	$15.92914	2,634,308
01/01/2017 to 12/31/2017	$15.92914	$18.38362	2,688,469
01/01/2018 to 12/31/2018	$18.38362	$16.24354	1,757,692
01/01/2019 to 12/31/2019	$16.24354	$20.66395	1,585,024
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.42307	$15.81896	6,728,348
01/01/2011 to 12/31/2011	$15.81896	$15.09505	4,560,864
01/01/2012 to 12/31/2012	$15.09505	$17.75759	4,904,077
01/01/2013 to 12/31/2013	$17.75759	$23.08682	5,099,534
01/01/2014 to 12/31/2014	$23.08682	$25.32324	4,212,533
01/01/2015 to 12/31/2015	$25.32324	$23.48945	6,589,806
01/01/2016 to 12/31/2016	$23.48945	$23.48269	5,545,452
01/01/2017 to 12/31/2017	$23.48269	$29.35334	5,099,466
01/01/2018 to 12/31/2018	$29.35334	$27.61105	3,953,745
01/01/2019 to 12/31/2019	$27.61105	$35.34436	2,780,427
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.87956	$16.84971	5,901,157
01/01/2011 to 12/31/2011	$16.84971	$16.16040	4,911,194
01/01/2012 to 12/31/2012	$16.16040	$18.61569	4,148,499
01/01/2013 to 12/31/2013	$18.61569	$25.99973	4,423,739
01/01/2014 to 12/31/2014	$25.99973	$29.21476	4,014,110
01/01/2015 to 12/31/2015	$29.21476	$27.11311	3,114,772
01/01/2016 to 12/31/2016	$27.11311	$31.52790	2,980,209
01/01/2017 to 12/31/2017	$31.52790	$35.28495	2,774,803
01/01/2018 to 12/31/2018	$35.28495	$28.99369	2,141,063
01/01/2019 to 12/31/2019	$28.99369	$34.50787	1,659,016
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.12827	$10.97710	11,156,029
01/01/2011 to 12/31/2011	$10.97710	$8.60766	6,749,550
01/01/2012 to 12/31/2012	$8.60766	$9.98335	7,897,745
01/01/2013 to 12/31/2013	$9.98335	$9.84051	8,565,272
01/01/2014 to 12/31/2014	$9.84051	$9.22491	7,895,167
01/01/2015 to 12/31/2015	$9.22491	$7.55507	6,604,045
01/01/2016 to 12/31/2016	$7.55507	$8.34921	5,785,322
01/01/2017 to 12/31/2017	$8.34921	$10.37789	6,660,956
01/01/2018 to 12/31/2018	$10.37789	$8.77210	5,202,731
01/01/2019 to 12/31/2019	$8.77210	$9.77898	4,395,054

A-47

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.65255	$11.58445	100,001,194
01/01/2011 to 12/31/2011	$11.58445	$11.50704	96,778,216
01/01/2012 to 12/31/2012	$11.50704	$12.49092	98,362,559
01/01/2013 to 12/31/2013	$12.49092	$13.41643	79,093,854
01/01/2014 to 12/31/2014	$13.41643	$13.95709	69,937,144
01/01/2015 to 12/31/2015	$13.95709	$13.74652	60,478,072
01/01/2016 to 12/31/2016	$13.74652	$14.26721	53,321,376
01/01/2017 to 12/31/2017	$14.26721	$15.45393	48,157,612
01/01/2018 to 12/31/2018	$15.45393	$14.76594	36,694,167
01/01/2019 to 12/31/2019	$14.76594	$16.66284	26,977,684
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01855	$10.07065	990,348
01/01/2012 to 12/31/2012	$10.07065	$10.60850	2,178,847
01/01/2013 to 12/31/2013	$10.60850	$10.19208	1,488,696
01/01/2014 to 12/31/2014	$10.19208	$10.63147	2,499,201
01/01/2015 to 12/31/2015	$10.63147	$10.42806	3,280,429
01/01/2016 to 12/31/2016	$10.42806	$10.68804	4,184,993
01/01/2017 to 12/31/2017	$10.68804	$11.10833	4,756,264
01/01/2018 to 12/31/2018	$11.10833	$10.83520	4,041,798
01/01/2019 to 12/31/2019	$10.83520	$11.69597	4,305,536
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.29738	$9.71261	115,827,900
01/01/2011 to 12/31/2011	$9.71261	$8.95893	75,603,365
01/01/2012 to 12/31/2012	$8.95893	$9.94941	89,282,138
01/01/2013 to 12/31/2013	$9.94941	$11.45130	87,210,945
01/01/2014 to 12/31/2014	$11.45130	$12.29819	83,056,988
01/01/2015 to 12/31/2015	$12.29819	$12.02114	119,678,650
01/01/2016 to 12/31/2016	$12.02114	$13.01668	109,389,517
01/01/2017 to 12/31/2017	$13.01668	$14.86317	160,964,447
01/01/2018 to 12/31/2018	$14.86317	$13.50638	116,807,822
01/01/2019 to 12/31/2019	$13.50638	$15.83119	90,179,043
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.67690	5,665
01/01/2014 to 12/31/2014	$11.67690	$13.23473	121,259
01/01/2015 to 12/31/2015	$13.23473	$13.21718	110,869
01/01/2016 to 12/31/2016	$13.21718	$14.41070	164,589
01/01/2017 to 12/31/2017	$14.41070	$17.20835	129,742
01/01/2018 to 12/31/2018	$17.20835	$15.71265	84,609
01/01/2019 to 12/31/2019	$15.71265	$19.34591	84,247
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$9.04705	$10.23676	3,360,531
01/01/2011 to 12/31/2011	$10.23676	$10.41616	3,055,694
01/01/2012 to 12/31/2012	$10.41616	$12.17038	3,262,831
01/01/2013 to 12/31/2013	$12.17038	$15.85102	2,976,003
01/01/2014 to 12/31/2014	$15.85102	$18.27304	3,494,194
01/01/2015 to 12/31/2015	$18.27304	$18.52495	3,027,107
01/01/2016 to 12/31/2016	$18.52495	$20.92483	2,813,790
01/01/2017 to 12/31/2017	$20.92483	$25.15993	2,523,084
01/01/2018 to 12/31/2018	$25.15993	$22.70938	1,877,971
01/01/2019 to 12/31/2019	$22.70938	$27.79901	1,484,253

A-48

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99863	$8.89993	201,672
01/01/2012 to 12/31/2012	$8.89993	$9.90453	384,520
01/01/2013 to 12/31/2013	$9.90453	$11.92295	2,227,707
01/01/2014 to 12/31/2014	$11.92295	$12.48854	3,954,057
01/01/2015 to 12/31/2015	$12.48854	$12.30097	4,987,695
01/01/2016 to 12/31/2016	$12.30097	$12.86335	4,710,731
01/01/2017 to 12/31/2017	$12.86335	$14.95293	4,399,931
01/01/2018 to 12/31/2018	$14.95293	$13.74498	3,617,905
01/01/2019 to 12/31/2019	$13.74498	$16.38468	1,288,170
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$14.45984	$18.84985	4,200,876
01/01/2011 to 12/31/2011	$18.84985	$16.10840	4,029,967
01/01/2012 to 12/31/2012	$16.10840	$19.02245	3,987,156
01/01/2013 to 12/31/2013	$19.02245	$26.34396	3,589,232
01/01/2014 to 12/31/2014	$26.34396	$27.18947	3,049,744
01/01/2015 to 12/31/2015	$27.18947	$27.09786	2,435,616
01/01/2016 to 12/31/2016	$27.09786	$28.70362	2,019,066
01/01/2017 to 12/31/2017	$28.70362	$36.04862	1,824,209
01/01/2018 to 12/31/2018	$36.04862	$31.60636	1,485,600
01/01/2019 to 12/31/2019	$31.60636	$42.42558	1,060,339
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.87798	$11.91138	4,648,452
01/01/2011 to 12/31/2011	$11.91138	$11.60040	3,213,655
01/01/2012 to 12/31/2012	$11.60040	$12.79787	3,096,260
01/01/2013 to 12/31/2013	$12.79787	$17.01398	4,073,887
01/01/2014 to 12/31/2014	$17.01398	$17.37236	3,201,641
01/01/2015 to 12/31/2015	$17.37236	$17.22002	3,111,281
01/01/2016 to 12/31/2016	$17.22002	$18.98180	2,541,436
01/01/2017 to 12/31/2017	$18.98180	$23.13433	2,373,358
01/01/2018 to 12/31/2018	$23.13433	$20.83844	2,003,260
01/01/2019 to 12/31/2019	$20.83844	$26.66777	1,573,876
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.11106	$17.48588	6,195,308
01/01/2011 to 12/31/2011	$17.48588	$16.17000	5,166,090
01/01/2012 to 12/31/2012	$16.17000	$18.79089	3,913,693
01/01/2013 to 12/31/2013	$18.79089	$25.39300	3,418,708
01/01/2014 to 12/31/2014	$25.39300	$26.28974	2,808,610
01/01/2015 to 12/31/2015	$26.28974	$24.74160	2,217,703
01/01/2016 to 12/31/2016	$24.74160	$31.44064	2,012,505
01/01/2017 to 12/31/2017	$31.44064	$33.19514	1,801,371
01/01/2018 to 12/31/2018	$33.19514	$27.07026	1,411,502
01/01/2019 to 12/31/2019	$27.07026	$32.47543	1,040,641
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.84558	$14.09096	53,827,291
01/01/2011 to 12/31/2011	$14.09096	$14.13372	46,623,273
01/01/2012 to 12/31/2012	$14.13372	$15.77625	53,661,984
01/01/2013 to 12/31/2013	$15.77625	$18.12778	56,537,325
01/01/2014 to 12/31/2014	$18.12778	$18.87698	53,036,351
01/01/2015 to 12/31/2015	$18.87698	$18.57330	61,153,146
01/01/2016 to 12/31/2016	$18.57330	$19.64557	56,227,573
01/01/2017 to 12/31/2017	$19.64557	$22.29926	52,223,562
01/01/2018 to 12/31/2018	$22.29926	$20.76119	40,681,987
01/01/2019 to 12/31/2019	$20.76119	$24.67481	29,761,452

A-49

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.54281	$12.00822	12,250,636
01/01/2011 to 12/31/2011	$12.00822	$11.61022	9,294,364
01/01/2012 to 12/31/2012	$11.61022	$13.42613	10,725,477
01/01/2013 to 12/31/2013	$13.42613	$19.01819	11,809,685
01/01/2014 to 12/31/2014	$19.01819	$20.26543	11,237,461
01/01/2015 to 12/31/2015	$20.26543	$21.84110	10,710,975
01/01/2016 to 12/31/2016	$21.84110	$22.06119	8,827,493
01/01/2017 to 12/31/2017	$22.06119	$29.91878	7,920,851
01/01/2018 to 12/31/2018	$29.91878	$30.56007	6,705,902
01/01/2019 to 12/31/2019	$30.56007	$38.54072	4,887,345
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.51138	$12.73012	3,942,580
01/01/2011 to 12/31/2011	$12.73012	$12.45869	3,528,509
01/01/2012 to 12/31/2012	$12.45869	$13.89489	3,502,241
01/01/2013 to 12/31/2013	$13.89489	$18.39802	2,924,047
01/01/2014 to 12/31/2014	$18.39802	$18.37636	2,608,050
01/01/2015 to 12/31/2015	$18.37636	$16.97727	1,990,270
01/01/2016 to 12/31/2016	$16.97727	$17.72105	1,666,275
01/01/2017 to 12/31/2017	$17.72105	$20.31456	1,508,223
01/01/2018 to 12/31/2018	$20.31456	$18.03762	1,557,450
01/01/2019 to 12/31/2019	$18.03762	$22.34713	5,471,448
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$23.89300	$28.30538	5,827,673
01/01/2011 to 12/31/2011	$28.30538	$23.68588	4,562,770
01/01/2012 to 12/31/2012	$23.68588	$24.13710	4,495,210
01/01/2013 to 12/31/2013	$24.13710	$27.39014	3,688,022
01/01/2014 to 12/31/2014	$27.39014	$24.68587	3,347,866
01/01/2015 to 12/31/2015	$24.68587	$19.60403	2,736,765
01/01/2016 to 12/31/2016	$19.60403	$24.02744	2,471,111
01/01/2017 to 12/31/2017	$24.02744	$26.06762	2,347,242
01/01/2018 to 12/31/2018	$26.06762	$21.36593	1,497,045
01/01/2019 to 12/31/2019	$21.36593	$24.55763	1,358,165
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$15.07011	$15.67276	7,114,847
01/01/2011 to 12/31/2011	$15.67276	$16.05020	6,639,260
01/01/2012 to 12/31/2012	$16.05020	$16.60993	5,533,305
01/01/2013 to 12/31/2013	$16.60993	$15.72265	4,600,108
01/01/2014 to 12/31/2014	$15.72265	$15.54940	3,672,856
01/01/2015 to 12/31/2015	$15.54940	$14.58660	2,897,161
01/01/2016 to 12/31/2016	$14.58660	$14.97157	2,569,689
01/01/2017 to 12/31/2017	$14.97157	$15.02573	2,555,780
01/01/2018 to 12/31/2018	$15.02573	$15.07193	1,855,828
01/01/2019 to 12/31/2019	$15.07193	$15.06099	1,606,587
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.11071	$14.72294	2,978,973
01/01/2011 to 12/31/2011	$14.72294	$13.98059	2,405,087
01/01/2012 to 12/31/2012	$13.98059	$16.28103	2,424,624
01/01/2013 to 12/31/2013	$16.28103	$21.20296	2,138,372
01/01/2014 to 12/31/2014	$21.20296	$23.97472	1,904,816
01/01/2015 to 12/31/2015	$23.97472	$22.02086	1,494,027
01/01/2016 to 12/31/2016	$22.02086	$24.68960	1,298,357
01/01/2017 to 12/31/2017	$24.68960	$28.78313	1,173,758
01/01/2018 to 12/31/2018	$28.78313	$23.62781	878,983
01/01/2019 to 12/31/2019	$23.62781	$27.68697	735,703

A-50

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.78049	$9.89961	10,821,793
01/01/2011 to 12/31/2011	$9.89961	$9.40004	9,943,871
01/01/2012 to 12/31/2012	$9.40004	$10.26232	11,856,015
01/01/2013 to 12/31/2013	$10.26232	$12.16245	18,749,421
01/01/2014 to 12/31/2014	$12.16245	$12.62018	17,319,518
01/01/2015 to 12/31/2015	$12.62018	$12.33340	14,012,636
01/01/2016 to 12/31/2016	$12.33340	$12.92180	11,955,695
01/01/2017 to 12/31/2017	$12.92180	$14.43687	10,256,275
01/01/2018 to 12/31/2018	$14.43687	$13.48791	7,052,519
01/01/2019 to 12/31/2019	$13.48791	$15.99188	5,602,690
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.21392	$10.82874	17,651,916
01/01/2011 to 12/31/2011	$10.82874	$11.29192	18,170,336
01/01/2012 to 12/31/2012	$11.29192	$11.97752	18,416,796
01/01/2013 to 12/31/2013	$11.97752	$11.60405	17,928,589
01/01/2014 to 12/31/2014	$11.60405	$12.23394	19,702,934
01/01/2015 to 12/31/2015	$12.23394	$12.18082	18,938,735
01/01/2016 to 12/31/2016	$12.18082	$12.59720	19,007,777
01/01/2017 to 12/31/2017	$12.59720	$13.17153	19,214,511
01/01/2018 to 12/31/2018	$13.17153	$12.65978	20,284,879
01/01/2019 to 12/31/2019	$12.65978	$13.98248	16,984,697
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99864	$10.38562	105,388
01/01/2013 to 12/31/2013	$10.38562	$9.38335	38,455
01/01/2014 to 12/31/2014	$9.38335	$9.35350	31,203
01/01/2015 to 12/31/2015	$9.35350	$8.91550	23,311
01/01/2016 to 12/31/2016	$8.91550	$9.69862	44,956
01/01/2017 to 12/31/2017	$9.69862	$10.42621	70,116
01/01/2018 to 12/31/2018	$10.42621	$9.56962	24,967
01/01/2019 to 12/31/2019	$9.56962	$10.80947	73,097
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99297	$9.12172	385,638
01/01/2012 to 12/31/2012	$9.12172	$10.65067	500,266
01/01/2013 to 12/31/2013	$10.65067	$13.72611	615,161
01/01/2014 to 12/31/2014	$13.72611	$15.23128	471,181
01/01/2015 to 12/31/2015	$15.23128	$15.28953	401,693
01/01/2016 to 12/31/2016	$15.28953	$17.26551	368,250
01/01/2017 to 12/31/2017	$17.26551	$18.43752	221,816
01/01/2018 to 12/31/2018	$18.43752	$16.75829	153,789
01/01/2019 to 12/31/2019	$16.75829	$20.61734	126,023
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$11.35499	$11.75885	545,135
01/01/2011 to 12/31/2011	$11.75885	$12.02209	524,638
01/01/2012 to 12/31/2012	$12.02209	$14.29418	462,518
01/01/2013 to 12/31/2013	$14.29418	$19.75802	464,049
01/01/2014 to 12/31/2014	$19.75802	$23.25416	483,876
01/01/2015 to 12/31/2015	$23.25416	$23.59376	397,984
01/01/2016 to 12/31/2016	$23.59376	$20.54588	211,321
01/01/2017 to 12/31/2017	$20.54588	$23.40614	156,236
01/01/2018 to 12/31/2018	$23.40614	$23.22592	109,879
01/01/2019 to 12/31/2019	$23.22592	$30.26757	91,247

A-51

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04992	$9.76598	229,829
01/01/2013 to 12/31/2013	$9.76598	$13.16014	522,396
01/01/2014 to 12/31/2014	$13.16014	$13.98316	170,256
01/01/2015 to 12/31/2015	$13.98316	$13.91821	202,132
01/01/2016 to 12/31/2016	$13.91821	$13.79262	155,646
01/01/2017 to 12/31/2017	$13.79262	$16.61688	127,674
01/01/2018 to 12/31/2018	$16.61688	$15.42878	95,975
01/01/2019 to 12/31/2019	$15.42878	$20.38520	93,703
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$7.90916	$9.43610	1,132,899
01/01/2011 to 12/31/2011	$9.43610	$8.81160	530,679
01/01/2012 to 12/31/2012	$8.81160	$9.64332	353,005
01/01/2013 to 12/31/2013	$9.64332	$11.86901	292,049
01/01/2014 to 12/31/2014	$11.86901	$12.96327	263,606
01/01/2015 to 12/31/2015	$12.96327	$13.61824	242,522
01/01/2016 to 12/31/2016	$13.61824	$13.29285	168,453
01/01/2017 to 12/31/2017	$13.29285	$17.66759	171,795
01/01/2018 to 12/31/2018	$17.66759	$17.29548	129,324
01/01/2019 to 12/31/2019	$17.29548	$23.11331	80,779
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12646	$9.72947	615,276
01/01/2017 to 12/31/2017	$9.72947	$13.50201	462,006
01/01/2018 to 12/31/2018	$13.50201	$10.92645	370,695
01/01/2019 to 12/31/2019	$10.92645	$13.17297	309,728
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$21.10176	$23.63992	1,172,241
01/01/2011 to 12/31/2011	$23.63992	$16.97356	568,287
01/01/2012 to 12/31/2012	$16.97356	$19.27642	518,241
01/01/2013 to 12/31/2013	$19.27642	$21.79682	354,325
01/01/2014 to 12/31/2014	$21.79682	$21.10086	204,908
01/01/2015 to 12/31/2015	$21.10086	$18.80608	180,718
01/01/2016 to 12/31/2016	$18.80608	$18.61502	148,488
01/01/2017 to 12/31/2017	$18.61502	$24.32829	112,746
01/01/2018 to 12/31/2018	$24.32829	$19.47556	91,038
01/01/2019 to 12/31/2019	$19.47556	$24.19289	82,314
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.69572	$5.00317	821,032
01/01/2011 to 12/31/2011	$5.00317	$3.60428	310,912
01/01/2012 to 12/31/2012	$3.60428	$4.72871	683,662
01/01/2013 to 12/31/2013	$4.72871	$6.20665	377,961
01/01/2014 to 12/31/2014	$6.20665	$6.73762	257,672
01/01/2015 to 12/31/2015	$6.73762	$6.59775	282,280
01/01/2016 to 12/31/2016	$6.59775	$7.99649	320,116
01/01/2017 to 12/31/2017	$7.99649	$9.27422	246,713
01/01/2018 to 12/31/2018	$9.27422	$7.48804	124,219
01/01/2019 to 12/31/2019	$7.48804	$10.04720	97,858

A-52

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$13.31601	$16.98559	1,479,120
01/01/2011 to 12/31/2011	$16.98559	$14.00749	513,298
01/01/2012 to 12/31/2012	$14.00749	$14.94486	344,526
01/01/2013 to 12/31/2013	$14.94486	$17.40749	287,699
01/01/2014 to 12/31/2014	$17.40749	$17.40906	201,578
01/01/2015 to 12/31/2015	$17.40906	$14.73790	148,177
01/01/2016 to 12/31/2016	$14.73790	$17.17575	183,361
01/01/2017 to 12/31/2017	$17.17575	$20.77141	122,336
01/01/2018 to 12/31/2018	$20.77141	$16.81962	72,767
01/01/2019 to 12/31/2019	$16.81962	$19.47305	46,476
ProFund VP Bear
01/01/2010 to 12/31/2010	$6.34849	$5.13247	1,870,682
01/01/2011 to 12/31/2011	$5.13247	$4.59941	2,082,893
01/01/2012 to 12/31/2012	$4.59941	$3.77263	965,635
01/01/2013 to 12/31/2013	$3.77263	$2.72523	911,837
01/01/2014 to 12/31/2014	$2.72523	$2.29833	951,939
01/01/2015 to 12/31/2015	$2.29833	$2.14911	511,021
01/01/2016 to 12/31/2016	$2.14911	$1.83779	713,945
01/01/2017 to 12/31/2017	$1.83779	$1.48290	445,534
01/01/2018 to 12/31/2018	$1.48290	$1.51747	302,709
01/01/2019 to 12/31/2019	$1.51747	$1.15000	420,950
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$11.55992	$11.94922	254,803
01/01/2011 to 12/31/2011	$11.94922	$12.52334	188,759
01/01/2012 to 12/31/2012	$12.52334	$17.32996	338,800
01/01/2013 to 12/31/2013	$17.32996	$28.70550	326,187
01/01/2014 to 12/31/2014	$28.70550	$36.62452	259,481
01/01/2015 to 12/31/2015	$36.62452	$37.20907	163,042
01/01/2016 to 12/31/2016	$37.20907	$30.93209	86,316
01/01/2017 to 12/31/2017	$30.93209	$37.28121	96,712
01/01/2018 to 12/31/2018	$37.28121	$34.18850	56,646
01/01/2019 to 12/31/2019	$34.18850	$39.15785	35,319
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.08242	$10.05618	2,476,971
01/01/2011 to 12/31/2011	$10.05618	$9.89068	3,165,929
01/01/2012 to 12/31/2012	$9.89068	$11.07807	1,499,016
01/01/2013 to 12/31/2013	$11.07807	$14.13739	1,204,038
01/01/2014 to 12/31/2014	$14.13739	$15.49877	1,173,460
01/01/2015 to 12/31/2015	$15.49877	$15.17320	592,041
01/01/2016 to 12/31/2016	$15.17320	$16.36515	445,098
01/01/2017 to 12/31/2017	$16.36515	$19.20921	584,910
01/01/2018 to 12/31/2018	$19.20921	$17.72927	533,516
01/01/2019 to 12/31/2019	$17.72927	$22.47276	145,074
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$10.25601	$11.83819	702,138
01/01/2011 to 12/31/2011	$11.83819	$12.45197	765,549
01/01/2012 to 12/31/2012	$12.45197	$13.57589	450,591
01/01/2013 to 12/31/2013	$13.57589	$17.15075	573,128
01/01/2014 to 12/31/2014	$17.15075	$18.59286	574,747
01/01/2015 to 12/31/2015	$18.59286	$19.04740	433,302
01/01/2016 to 12/31/2016	$19.04740	$19.39767	291,761
01/01/2017 to 12/31/2017	$19.39767	$21.95063	224,043
01/01/2018 to 12/31/2018	$21.95063	$18.39105	151,311
01/01/2019 to 12/31/2019	$18.39105	$22.89214	157,092

A-53

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$7.73635	$9.23618	1,046,739
01/01/2011 to 12/31/2011	$9.23618	$9.58355	481,308
01/01/2012 to 12/31/2012	$9.58355	$11.50802	539,898
01/01/2013 to 12/31/2013	$11.50802	$15.83072	745,470
01/01/2014 to 12/31/2014	$15.83072	$17.50968	425,388
01/01/2015 to 12/31/2015	$17.50968	$18.02838	482,805
01/01/2016 to 12/31/2016	$18.02838	$18.47385	305,220
01/01/2017 to 12/31/2017	$18.47385	$21.50721	262,197
01/01/2018 to 12/31/2018	$21.50721	$21.28058	233,955
01/01/2019 to 12/31/2019	$21.28058	$26.08632	222,292
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$12.07392	$12.18752	852,300
01/01/2011 to 12/31/2011	$12.18752	$10.92163	333,570
01/01/2012 to 12/31/2012	$10.92163	$12.52352	461,143
01/01/2013 to 12/31/2013	$12.52352	$14.98184	561,564
01/01/2014 to 12/31/2014	$14.98184	$13.46052	318,682
01/01/2015 to 12/31/2015	$13.46052	$11.79832	323,881
01/01/2016 to 12/31/2016	$11.79832	$12.51036	289,183
01/01/2017 to 12/31/2017	$12.51036	$14.72997	244,299
01/01/2018 to 12/31/2018	$14.72997	$12.43894	200,126
01/01/2019 to 12/31/2019	$12.43894	$14.40974	200,318
ProFund VP Financials
01/01/2010 to 12/31/2010	$6.29512	$6.86798	1,397,974
01/01/2011 to 12/31/2011	$6.86798	$5.82051	1,034,776
01/01/2012 to 12/31/2012	$5.82051	$7.13998	1,345,907
01/01/2013 to 12/31/2013	$7.13998	$9.27481	1,595,424
01/01/2014 to 12/31/2014	$9.27481	$10.30006	1,201,102
01/01/2015 to 12/31/2015	$10.30006	$9.97874	975,396
01/01/2016 to 12/31/2016	$9.97874	$11.31810	1,090,533
01/01/2017 to 12/31/2017	$11.31810	$13.15665	873,662
01/01/2018 to 12/31/2018	$13.15665	$11.58892	535,695
01/01/2019 to 12/31/2019	$11.58892	$14.84787	520,474
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.14274	$9.24755	875,030
01/01/2011 to 12/31/2011	$9.24755	$10.01493	924,616
01/01/2012 to 12/31/2012	$10.01493	$11.56360	1,121,561
01/01/2013 to 12/31/2013	$11.56360	$15.89446	1,361,062
01/01/2014 to 12/31/2014	$15.89446	$19.33701	1,316,203
01/01/2015 to 12/31/2015	$19.33701	$19.97324	1,214,167
01/01/2016 to 12/31/2016	$19.97324	$18.84835	746,538
01/01/2017 to 12/31/2017	$18.84835	$22.41599	644,252
01/01/2018 to 12/31/2018	$22.41599	$23.02195	561,239
01/01/2019 to 12/31/2019	$23.02195	$27.02822	490,642
ProFund VP Industrials
01/01/2010 to 12/31/2010	$9.68021	$11.78155	641,229
01/01/2011 to 12/31/2011	$11.78155	$11.38066	404,533
01/01/2012 to 12/31/2012	$11.38066	$12.96094	379,889
01/01/2013 to 12/31/2013	$12.96094	$17.61512	514,535
01/01/2014 to 12/31/2014	$17.61512	$18.29075	381,463
01/01/2015 to 12/31/2015	$18.29075	$17.37362	230,450
01/01/2016 to 12/31/2016	$17.37362	$20.08591	332,901
01/01/2017 to 12/31/2017	$20.08591	$24.18035	297,557
01/01/2018 to 12/31/2018	$24.18035	$20.74370	120,125
01/01/2019 to 12/31/2019	$20.74370	$26.62251	158,313

A-54

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Internet
01/01/2010 to 12/31/2010	$19.31472	$25.69739	455,035
01/01/2011 to 12/31/2011	$25.69739	$23.52770	92,624
01/01/2012 to 12/31/2012	$23.52770	$27.71190	98,828
01/01/2013 to 12/31/2013	$27.71190	$41.34854	134,453
01/01/2014 to 12/31/2014	$41.34854	$41.12237	46,264
01/01/2015 to 12/31/2015	$41.12237	$48.67555	88,272
01/01/2016 to 12/31/2016	$48.67555	$50.52169	50,482
01/01/2017 to 12/31/2017	$50.52169	$67.60465	28,747
01/01/2018 to 12/31/2018	$67.60465	$69.76315	18,650
01/01/2019 to 12/31/2019	$69.76315	$80.97899	13,060
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.10920	$7.45426	414,005
01/01/2011 to 12/31/2011	$7.45426	$5.97226	292,468
01/01/2012 to 12/31/2012	$5.97226	$7.22157	445,817
01/01/2013 to 12/31/2013	$7.22157	$10.52835	616,969
01/01/2014 to 12/31/2014	$10.52835	$10.68867	321,351
01/01/2015 to 12/31/2015	$10.68867	$11.12292	271,326
01/01/2016 to 12/31/2016	$11.12292	$10.98500	213,374
01/01/2017 to 12/31/2017	$10.98500	$12.79780	207,879
01/01/2018 to 12/31/2018	$12.79780	$11.12102	185,679
01/01/2019 to 12/31/2019	$11.12102	$13.12485	153,368
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.40289	$10.46700	1,282,022
01/01/2011 to 12/31/2011	$10.46700	$10.61678	1,146,789
01/01/2012 to 12/31/2012	$10.61678	$11.76932	796,871
01/01/2013 to 12/31/2013	$11.76932	$15.12476	730,784
01/01/2014 to 12/31/2014	$15.12476	$16.79832	876,271
01/01/2015 to 12/31/2015	$16.79832	$17.14180	474,182
01/01/2016 to 12/31/2016	$17.14180	$17.70515	358,253
01/01/2017 to 12/31/2017	$17.70515	$21.81809	334,476
01/01/2018 to 12/31/2018	$21.81809	$21.05704	251,064
01/01/2019 to 12/31/2019	$21.05704	$26.69264	211,951
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.30752	$9.22395	1,501,797
01/01/2011 to 12/31/2011	$9.22395	$8.95601	1,122,050
01/01/2012 to 12/31/2012	$8.95601	$10.16621	776,810
01/01/2013 to 12/31/2013	$10.16621	$12.98726	482,427
01/01/2014 to 12/31/2014	$12.98726	$14.11097	780,687
01/01/2015 to 12/31/2015	$14.11097	$13.22098	518,567
01/01/2016 to 12/31/2016	$13.22098	$15.00989	589,195
01/01/2017 to 12/31/2017	$15.00989	$16.74626	394,444
01/01/2018 to 12/31/2018	$16.74626	$14.71825	278,476
01/01/2019 to 12/31/2019	$14.71825	$18.78544	269,049
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$10.65021	$13.45122	2,021,397
01/01/2011 to 12/31/2011	$13.45122	$12.84677	1,040,542
01/01/2012 to 12/31/2012	$12.84677	$14.57782	684,764
01/01/2013 to 12/31/2013	$14.57782	$18.71380	592,623
01/01/2014 to 12/31/2014	$18.71380	$19.48939	371,987
01/01/2015 to 12/31/2015	$19.48939	$19.22211	357,650
01/01/2016 to 12/31/2016	$19.22211	$21.34005	331,122
01/01/2017 to 12/31/2017	$21.34005	$24.83120	303,762
01/01/2018 to 12/31/2018	$24.83120	$21.49420	232,983
01/01/2019 to 12/31/2019	$21.49420	$26.26428	287,987

A-55

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.04745	$13.08729	908,539
01/01/2011 to 12/31/2011	$13.08729	$12.36664	727,867
01/01/2012 to 12/31/2012	$12.36664	$14.17686	552,448
01/01/2013 to 12/31/2013	$14.17686	$18.42699	479,583
01/01/2014 to 12/31/2014	$18.42699	$19.96887	288,875
01/01/2015 to 12/31/2015	$19.96887	$18.02406	236,249
01/01/2016 to 12/31/2016	$18.02406	$22.04239	474,547
01/01/2017 to 12/31/2017	$22.04239	$23.97945	245,313
01/01/2018 to 12/31/2018	$23.97945	$20.44765	150,923
01/01/2019 to 12/31/2019	$20.44765	$24.95337	229,188
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$9.94164	$11.56165	1,576,633
01/01/2011 to 12/31/2011	$11.56165	$11.53676	909,044
01/01/2012 to 12/31/2012	$11.53676	$13.18763	644,940
01/01/2013 to 12/31/2013	$13.18763	$17.41567	507,723
01/01/2014 to 12/31/2014	$17.41567	$20.04118	490,538
01/01/2015 to 12/31/2015	$20.04118	$21.17985	411,272
01/01/2016 to 12/31/2016	$21.17985	$21.92619	193,838
01/01/2017 to 12/31/2017	$21.92619	$28.11521	168,628
01/01/2018 to 12/31/2018	$28.11521	$27.13182	130,884
01/01/2019 to 12/31/2019	$27.13182	$36.47800	137,023
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$18.74595	$21.71150	1,296,969
01/01/2011 to 12/31/2011	$21.71150	$21.83365	829,408
01/01/2012 to 12/31/2012	$21.83365	$22.09472	551,530
01/01/2013 to 12/31/2013	$22.09472	$26.96103	414,618
01/01/2014 to 12/31/2014	$26.96103	$23.63437	346,412
01/01/2015 to 12/31/2015	$23.63437	$17.81132	258,376
01/01/2016 to 12/31/2016	$17.81132	$21.75488	239,263
01/01/2017 to 12/31/2017	$21.75488	$20.71774	132,569
01/01/2018 to 12/31/2018	$20.71774	$16.25359	75,155
01/01/2019 to 12/31/2019	$16.25359	$17.34672	72,782
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$7.58424	$7.49464	268,122
01/01/2011 to 12/31/2011	$7.49464	$8.56033	862,925
01/01/2012 to 12/31/2012	$8.56033	$9.41676	302,309
01/01/2013 to 12/31/2013	$9.41676	$12.19047	276,233
01/01/2014 to 12/31/2014	$12.19047	$14.31041	297,503
01/01/2015 to 12/31/2015	$14.31041	$14.69965	159,802
01/01/2016 to 12/31/2016	$14.69965	$13.91791	92,869
01/01/2017 to 12/31/2017	$13.91791	$15.10676	78,826
01/01/2018 to 12/31/2018	$15.10676	$13.93522	47,460
01/01/2019 to 12/31/2019	$13.93522	$15.62964	24,140
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$16.85510	$22.03600	2,921,018
01/01/2011 to 12/31/2011	$22.03600	$17.50856	2,103,701
01/01/2012 to 12/31/2012	$17.50856	$14.71425	1,572,080
01/01/2013 to 12/31/2013	$14.71425	$8.98001	1,162,887
01/01/2014 to 12/31/2014	$8.98001	$6.72391	630,558
01/01/2015 to 12/31/2015	$6.72391	$4.44037	535,237
01/01/2016 to 12/31/2016	$4.44037	$6.80495	528,907
01/01/2017 to 12/31/2017	$6.80495	$7.04624	370,808
01/01/2018 to 12/31/2018	$7.04624	$5.99592	318,082
01/01/2019 to 12/31/2019	$5.99592	$8.60846	381,430

A-56

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$12.69458	$15.56804	509,622
01/01/2011 to 12/31/2011	$15.56804	$16.03891	345,408
01/01/2012 to 12/31/2012	$16.03891	$18.48252	392,557
01/01/2013 to 12/31/2013	$18.48252	$18.19431	325,883
01/01/2014 to 12/31/2014	$18.19431	$22.37078	289,291
01/01/2015 to 12/31/2015	$22.37078	$22.07298	179,238
01/01/2016 to 12/31/2016	$22.07298	$22.95255	135,429
01/01/2017 to 12/31/2017	$22.95255	$24.39208	94,186
01/01/2018 to 12/31/2018	$24.39208	$22.62081	103,574
01/01/2019 to 12/31/2019	$22.62081	$28.20077	117,345
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$4.80759	$3.97042	4,679,376
01/01/2011 to 12/31/2011	$3.97042	$2.44059	2,645,539
01/01/2012 to 12/31/2012	$2.44059	$2.23383	1,760,429
01/01/2013 to 12/31/2013	$2.23383	$2.55893	3,779,215
01/01/2014 to 12/31/2014	$2.55893	$1.75517	3,810,891
01/01/2015 to 12/31/2015	$1.75517	$1.69877	2,300,690
01/01/2016 to 12/31/2016	$1.69877	$1.58459	3,979,174
01/01/2017 to 12/31/2017	$1.58459	$1.37292	672,668
01/01/2018 to 12/31/2018	$1.37292	$1.40630	553,158
01/01/2019 to 12/31/2019	$1.40630	$1.14218	444,278
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$5.85592	$6.47385	188,040
01/01/2011 to 12/31/2011	$6.47385	$6.11890	125,111
01/01/2012 to 12/31/2012	$6.11890	$5.76682	77,903
01/01/2013 to 12/31/2013	$5.76682	$7.57041	62,931
01/01/2014 to 12/31/2014	$7.57041	$10.01645	125,840
01/01/2015 to 12/31/2015	$10.01645	$9.56793	75,681
01/01/2016 to 12/31/2016	$9.56793	$12.01791	55,108
01/01/2017 to 12/31/2017	$12.01791	$16.02301	67,046
01/01/2018 to 12/31/2018	$16.02301	$14.14485	19,257
01/01/2019 to 12/31/2019	$14.14485	$20.83593	30,373
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.44215	$4.69826	280,837
01/01/2011 to 12/31/2011	$4.69826	$4.24070	232,550
01/01/2012 to 12/31/2012	$4.24070	$3.38019	139,533
01/01/2013 to 12/31/2013	$3.38019	$2.40360	116,769
01/01/2014 to 12/31/2014	$2.40360	$2.06984	171,122
01/01/2015 to 12/31/2015	$2.06984	$2.00094	170,404
01/01/2016 to 12/31/2016	$2.00094	$1.57065	61,170
01/01/2017 to 12/31/2017	$1.57065	$1.31534	24,730
01/01/2018 to 12/31/2018	$1.31534	$1.43547	186,631
01/01/2019 to 12/31/2019	$1.43547	$1.11291	7,363
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$4.21899	$3.27025	782,589
01/01/2011 to 12/31/2011	$3.27025	$2.87953	1,249,273
01/01/2012 to 12/31/2012	$2.87953	$2.29961	957,612
01/01/2013 to 12/31/2013	$2.29961	$1.59655	348,933
01/01/2014 to 12/31/2014	$1.59655	$1.26593	241,202
01/01/2015 to 12/31/2015	$1.26593	$1.08261	286,125
01/01/2016 to 12/31/2016	$1.08261	$0.95772	256,099
01/01/2017 to 12/31/2017	$0.95772	$0.70408	129,839
01/01/2018 to 12/31/2018	$0.70408	$0.67241	117,734
01/01/2019 to 12/31/2019	$0.67241	$0.47583	90,824

A-57

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.59454	$4.60842	355,244
01/01/2011 to 12/31/2011	$4.60842	$4.12054	702,306
01/01/2012 to 12/31/2012	$4.12054	$3.28401	351,352
01/01/2013 to 12/31/2013	$3.28401	$2.22045	176,749
01/01/2014 to 12/31/2014	$2.22045	$1.98216	197,127
01/01/2015 to 12/31/2015	$1.98216	$1.93339	165,249
01/01/2016 to 12/31/2016	$1.93339	$1.49096	60,221
01/01/2017 to 12/31/2017	$1.49096	$1.25820	36,440
01/01/2018 to 12/31/2018	$1.25820	$1.36593	744,521
01/01/2019 to 12/31/2019	$1.36593	$1.06407	14,359
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.15090	$13.78817	1,733,790
01/01/2011 to 12/31/2011	$13.78817	$13.73472	1,437,215
01/01/2012 to 12/31/2012	$13.73472	$15.19367	495,243
01/01/2013 to 12/31/2013	$15.19367	$20.98384	722,604
01/01/2014 to 12/31/2014	$20.98384	$21.08606	341,491
01/01/2015 to 12/31/2015	$21.08606	$20.98143	310,904
01/01/2016 to 12/31/2016	$20.98143	$24.81155	268,146
01/01/2017 to 12/31/2017	$24.81155	$27.56822	233,143
01/01/2018 to 12/31/2018	$27.56822	$25.55249	171,943
01/01/2019 to 12/31/2019	$25.55249	$29.93521	152,702
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$9.65451	$11.59399	743,101
01/01/2011 to 12/31/2011	$11.59399	$10.93523	752,713
01/01/2012 to 12/31/2012	$10.93523	$12.49201	481,299
01/01/2013 to 12/31/2013	$12.49201	$16.91462	412,071
01/01/2014 to 12/31/2014	$16.91462	$17.60271	237,908
01/01/2015 to 12/31/2015	$17.60271	$15.87910	251,343
01/01/2016 to 12/31/2016	$15.87910	$20.11199	295,966
01/01/2017 to 12/31/2017	$20.11199	$21.70203	178,645
01/01/2018 to 12/31/2018	$21.70203	$18.30803	144,824
01/01/2019 to 12/31/2019	$18.30803	$22.06891	119,465
ProFund VP Technology
01/01/2010 to 12/31/2010	$8.77621	$9.55781	652,534
01/01/2011 to 12/31/2011	$9.55781	$9.27196	719,037
01/01/2012 to 12/31/2012	$9.27196	$10.05858	287,188
01/01/2013 to 12/31/2013	$10.05858	$12.38490	175,316
01/01/2014 to 12/31/2014	$12.38490	$14.38710	179,412
01/01/2015 to 12/31/2015	$14.38710	$14.48967	124,421
01/01/2016 to 12/31/2016	$14.48967	$16.01021	119,435
01/01/2017 to 12/31/2017	$16.01021	$21.28733	82,610
01/01/2018 to 12/31/2018	$21.28733	$20.45365	58,080
01/01/2019 to 12/31/2019	$20.45365	$29.20553	63,194
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$7.20798	$8.20115	847,216
01/01/2011 to 12/31/2011	$8.20115	$8.21681	476,200
01/01/2012 to 12/31/2012	$8.21681	$9.41587	486,914
01/01/2013 to 12/31/2013	$9.41587	$10.37826	375,062
01/01/2014 to 12/31/2014	$10.37826	$10.26467	329,989
01/01/2015 to 12/31/2015	$10.26467	$10.24892	246,225
01/01/2016 to 12/31/2016	$10.24892	$12.26323	259,808
01/01/2017 to 12/31/2017	$12.26323	$11.80524	206,948
01/01/2018 to 12/31/2018	$11.80524	$9.85577	140,704
01/01/2019 to 12/31/2019	$9.85577	$11.12471	169,880

A-58

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$12.53843	$13.57748	1,042,250
01/01/2011 to 12/31/2011	$13.57748	$19.16526	1,145,039
01/01/2012 to 12/31/2012	$19.16526	$19.03182	721,134
01/01/2013 to 12/31/2013	$19.03182	$15.14014	419,798
01/01/2014 to 12/31/2014	$15.14014	$20.30924	243,348
01/01/2015 to 12/31/2015	$20.30924	$18.84732	307,076
01/01/2016 to 12/31/2016	$18.84732	$18.48017	132,889
01/01/2017 to 12/31/2017	$18.48017	$19.90052	64,074
01/01/2018 to 12/31/2018	$19.90052	$18.50902	50,825
01/01/2019 to 12/31/2019	$18.50902	$21.52063	55,922
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$6.49713	$7.80642	914,644
01/01/2011 to 12/31/2011	$7.80642	$7.30702	689,374
01/01/2012 to 12/31/2012	$7.30702	$9.26411	451,227
01/01/2013 to 12/31/2013	$9.26411	$15.31166	302,573
01/01/2014 to 12/31/2014	$15.31166	$18.55847	265,404
01/01/2015 to 12/31/2015	$18.55847	$17.72596	202,056
01/01/2016 to 12/31/2016	$17.72596	$20.67716	90,526
01/01/2017 to 12/31/2017	$20.67716	$28.67909	85,450
01/01/2018 to 12/31/2018	$28.67909	$23.82990	72,451
01/01/2019 to 12/31/2019	$23.82990	$37.53854	44,442
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$8.22543	$12.10861	1,530,577
01/01/2011 to 12/31/2011	$12.10861	$10.28371	591,778
01/01/2012 to 12/31/2012	$10.28371	$13.39974	516,451
01/01/2013 to 12/31/2013	$13.39974	$22.48468	317,543
01/01/2014 to 12/31/2014	$22.48468	$25.50653	386,697
01/01/2015 to 12/31/2015	$25.50653	$22.79049	377,840
01/01/2016 to 12/31/2016	$22.79049	$30.91353	280,604
01/01/2017 to 12/31/2017	$30.91353	$39.17943	77,938
01/01/2018 to 12/31/2018	$39.17943	$28.21463	66,543
01/01/2019 to 12/31/2019	$28.21463	$41.01036	46,004
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$5.62648	$7.48276	1,359,439
01/01/2011 to 12/31/2011	$7.48276	$7.27165	1,795,997
01/01/2012 to 12/31/2012	$7.27165	$9.56529	563,727
01/01/2013 to 12/31/2013	$9.56529	$16.84373	561,715
01/01/2014 to 12/31/2014	$16.84373	$22.50303	414,291
01/01/2015 to 12/31/2015	$22.50303	$25.14240	345,567
01/01/2016 to 12/31/2016	$25.14240	$26.86092	255,704
01/01/2017 to 12/31/2017	$26.86092	$44.47219	231,119
01/01/2018 to 12/31/2018	$44.47219	$39.52168	211,982
01/01/2019 to 12/31/2019	$39.52168	$69.83579	104,210
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$7.38773	$10.78566	930,703
01/01/2011 to 12/31/2011	$10.78566	$8.61004	508,081
01/01/2012 to 12/31/2012	$8.61004	$10.96696	395,941
01/01/2013 to 12/31/2013	$10.96696	$20.13338	296,920
01/01/2014 to 12/31/2014	$20.13338	$20.86627	228,008
01/01/2015 to 12/31/2015	$20.86627	$17.85902	162,041
01/01/2016 to 12/31/2016	$17.85902	$24.51956	122,124
01/01/2017 to 12/31/2017	$24.51956	$30.19325	111,197
01/01/2018 to 12/31/2018	$30.19325	$21.68909	66,206
01/01/2019 to 12/31/2019	$21.68909	$31.42716	59,199

A-59

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2010 to 12/31/2010	$12.26510	$12.78064	893,746
01/01/2011 to 12/31/2011	$12.78064	$14.77119	1,349,692
01/01/2012 to 12/31/2012	$14.77119	$14.54751	788,140
01/01/2013 to 12/31/2013	$14.54751	$16.21221	725,550
01/01/2014 to 12/31/2014	$16.21221	$20.07212	821,630
01/01/2015 to 12/31/2015	$20.07212	$18.47707	503,397
01/01/2016 to 12/31/2016	$18.47707	$20.91283	462,262
01/01/2017 to 12/31/2017	$20.91283	$22.75718	486,229
01/01/2018 to 12/31/2018	$22.75718	$23.02523	289,388
01/01/2019 to 12/31/2019	$23.02523	$27.82551	313,144
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$11.12185	$12.47084	346,910
01/01/2011 to 12/31/2011	$12.47084	$10.43600	327,254
01/01/2012 to 12/31/2012	$10.43600	$12.56220	230,539
01/01/2013 to 12/31/2013	$12.56220	$14.68616	101,416
01/01/2014 to 12/31/2014	$14.68616	$13.61838	73,228
01/01/2015 to 12/31/2015	$13.61838	$13.84461	63,745
01/01/2016 to 12/31/2016	$13.84461	$13.12893	56,615
01/01/2017 to 12/31/2017	$13.12893	$17.53748	66,125
01/01/2018 to 12/31/2018	$17.53748	$15.03689	76,788
01/01/2019 to 12/31/2019	$15.03689	$19.57785	39,236
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.32619	$16.11364	637,587
01/01/2011 to 12/31/2011	$16.11364	$13.82121	523,908
01/01/2012 to 12/31/2012	$13.82121	$15.45248	401,945
01/01/2013 to 12/31/2013	$15.45248	$18.22775	283,907
01/01/2014 to 12/31/2014	$18.22775	$16.97668	217,416
01/01/2015 to 12/31/2015	$16.97668	$17.07985	210,347
01/01/2016 to 12/31/2016	$17.07985	$17.34553	138,372
01/01/2017 to 12/31/2017	$17.34553	$21.30098	113,199
01/01/2018 to 12/31/2018	$21.30098	$17.41592	73,608
01/01/2019 to 12/31/2019	$17.41592	$19.78390	59,322
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.54043	$15.81530	385,986
01/01/2011 to 12/31/2011	$15.81530	$14.72149	411,256
01/01/2012 to 12/31/2012	$14.72149	$17.48336	413,544
01/01/2013 to 12/31/2013	$17.48336	$24.11014	306,342
01/01/2014 to 12/31/2014	$24.11014	$24.68160	201,332
01/01/2015 to 12/31/2015	$24.68160	$24.66780	142,859
01/01/2016 to 12/31/2016	$24.66780	$24.44784	93,681
01/01/2017 to 12/31/2017	$24.44784	$32.45008	70,682
01/01/2018 to 12/31/2018	$32.45008	$32.07718	55,802
01/01/2019 to 12/31/2019	$32.07718	$43.34529	45,145
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59327	$12.24845	617,813
01/01/2011 to 12/31/2011	$12.24845	$11.52354	383,450
01/01/2012 to 12/31/2012	$11.52354	$12.25238	264,060
01/01/2013 to 12/31/2013	$12.25238	$18.14246	293,944
01/01/2014 to 12/31/2014	$18.14246	$17.54440	192,275
01/01/2015 to 12/31/2015	$17.54440	$16.80023	164,785
01/01/2016 to 12/31/2016	$16.80023	$17.86272	131,068
01/01/2017 to 12/31/2017	$17.86272	$22.16101	107,764
01/01/2018 to 12/31/2018	$22.16101	$22.11458	86,180
01/01/2019 to 12/31/2019	$22.11458	$27.25482	84,707
*Denotes the start date of these sub-accounts

A-60

APEX II
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps and Combo 5%/HAV 80 bps
(3.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.13423	$13.17192	65,536
01/01/2011 to 12/31/2011	$13.17192	$12.43126	29,622
01/01/2012 to 12/31/2012	$12.43126	$13.56586	36,253
01/01/2013 to 12/31/2013	$13.56586	$14.46408	11,985
01/01/2014 to 12/31/2014	$14.46408	$14.55840	21,734
01/01/2015 to 12/31/2015	$14.55840	$13.65997	12,885
01/01/2016 to 12/31/2016	$13.65997	$14.08352	6,722
01/01/2017 to 12/31/2017	$14.08352	$15.37365	19,724
01/01/2018 to 12/31/2018	$15.37365	$13.68977	3,906
01/01/2019 to 12/31/2019	$13.68977	$15.40315	11,000
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$12.32995	$13.59257	52,061
01/01/2011 to 12/31/2011	$13.59257	$13.19353	26,435
01/01/2012 to 12/31/2012	$13.19353	$14.53629	36,464
01/01/2013 to 12/31/2013	$14.53629	$16.42647	19,293
01/01/2014 to 12/31/2014	$16.42647	$16.89820	28,366
01/01/2015 to 12/31/2015	$16.89820	$16.51440	13,993
01/01/2016 to 12/31/2016	$16.51440	$17.14989	9,439
01/01/2017 to 12/31/2017	$17.14989	$19.44290	8,027
01/01/2018 to 12/31/2018	$19.44290	$17.73716	3,043
01/01/2019 to 12/31/2019	$17.73716	$20.95535	10,133
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$11.85733	$12.86591	39,827
01/01/2011 to 12/31/2011	$12.86591	$12.24761	16,831
01/01/2012 to 12/31/2012	$12.24761	$13.09430	20,040
01/01/2013 to 12/31/2013	$13.09430	$14.27418	5,148
01/01/2014 to 12/31/2014	$14.27418	$14.55015	10,773
01/01/2015 to 12/31/2015	$14.55015	$14.08292	6,595
01/01/2016 to 12/31/2016	$14.08292	$14.31192	3,041
01/01/2017 to 12/31/2017	$14.31192	$16.12922	6,745
01/01/2018 to 12/31/2018	$16.12922	$14.39900	2,025
01/01/2019 to 12/31/2019	$14.39900	$16.47937	4,983
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99745	$11.52409	0
01/01/2014 to 12/31/2014	$11.52409	$12.64404	0
01/01/2015 to 12/31/2015	$12.64404	$12.47014	0
01/01/2016 to 12/31/2016	$12.47014	$13.38475	0
01/01/2017 to 12/31/2017	$13.38475	$15.85046	0
01/01/2018 to 12/31/2018	$15.85046	$14.11453	0
01/01/2019 to 12/31/2019	$14.11453	$16.77372	0

A-61

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.96015	$13.02349	131,786
01/01/2011 to 12/31/2011	$13.02349	$12.47353	52,667
01/01/2012 to 12/31/2012	$12.47353	$13.60110	56,424
01/01/2013 to 12/31/2013	$13.60110	$15.51347	26,419
01/01/2014 to 12/31/2014	$15.51347	$16.02123	35,868
01/01/2015 to 12/31/2015	$16.02123	$15.60653	19,466
01/01/2016 to 12/31/2016	$15.60653	$16.08478	10,566
01/01/2017 to 12/31/2017	$16.08478	$17.92023	9,394
01/01/2018 to 12/31/2018	$17.92023	$16.51349	3,621
01/01/2019 to 12/31/2019	$16.51349	$19.11860	4,491
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99745	$9.07909	0
01/01/2012 to 12/31/2012	$9.07909	$9.84874	0
01/01/2013 to 12/31/2013	$9.84874	$10.58473	3,133
01/01/2014 to 12/31/2014	$10.58473	$10.76426	3,650
01/01/2015 to 12/31/2015	$10.76426	$10.12275	1,167
01/01/2016 to 12/31/2016	$10.12275	$10.49795	630
01/01/2017 to 12/31/2017	$10.49795	$11.46232	277
01/01/2018 to 12/31/2018	$11.46232	$10.52425	89
01/01/2019 to 12/31/2019	$10.52425	$12.00129	161
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$10.41264	$10.48881	8,917
01/01/2011 to 12/31/2011	$10.48881	$10.39821	3,150
01/01/2012 to 12/31/2012	$10.39821	$10.55386	3,391
01/01/2013 to 12/31/2013	$10.55386	$10.00959	590
01/01/2014 to 12/31/2014	$10.00959	$9.69502	546
01/01/2015 to 12/31/2015	$9.69502	$9.44474	376
01/01/2016 to 12/31/2016	$9.44474	$9.30721	302
01/01/2017 to 12/31/2017	$9.30721	$9.17786	312
01/01/2018 to 12/31/2018	$9.17786	$8.96257	245
01/01/2019 to 12/31/2019	$8.96257	$9.09083	17
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$10.97629	$11.46296	174,087
01/01/2011 to 12/31/2011	$11.46296	$11.46724	92,726
01/01/2012 to 12/31/2012	$11.46724	$12.15323	96,820
01/01/2013 to 12/31/2013	$12.15323	$11.56610	35,919
01/01/2014 to 12/31/2014	$11.56610	$11.68773	32,447
01/01/2015 to 12/31/2015	$11.68773	$11.09239	10,690
01/01/2016 to 12/31/2016	$11.09239	$11.20959	6,473
01/01/2017 to 12/31/2017	$11.20959	$11.34268	8,466
01/01/2018 to 12/31/2018	$11.34268	$10.92236	2,599
01/01/2019 to 12/31/2019	$10.92236	$11.56618	7,115
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.51126	$10.26888	0
01/01/2011 to 12/31/2011	$10.26888	$11.54677	0
01/01/2012 to 12/31/2012	$11.54677	$11.84987	57,097
01/01/2013 to 12/31/2013	$11.84987	$10.93332	75,887
01/01/2014 to 12/31/2014	$10.93332	$11.05193	30,895
01/01/2015 to 12/31/2015	$11.05193	$10.82962	25,134
01/01/2016 to 12/31/2016	$10.82962	$10.65201	16,045
01/01/2017 to 12/31/2017	$10.65201	$10.40648	18,460
01/01/2018 to 12/31/2018	$10.40648	$10.14435	107,109
01/01/2019 to 12/31/2019	$10.14435	$9.97252	0

A-62

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.18840	$9.96331	67,081
01/01/2011 to 12/31/2011	$9.96331	$11.46436	5,989
01/01/2012 to 12/31/2012	$11.46436	$11.81648	3,224
01/01/2013 to 12/31/2013	$11.81648	$10.70951	100,166
01/01/2014 to 12/31/2014	$10.70951	$11.02243	58,122
01/01/2015 to 12/31/2015	$11.02243	$10.84945	72,462
01/01/2016 to 12/31/2016	$10.84945	$10.72518	59,214
01/01/2017 to 12/31/2017	$10.72518	$10.49099	22,390
01/01/2018 to 12/31/2018	$10.49099	$10.19900	24,210
01/01/2019 to 12/31/2019	$10.19900	$10.23382	78,566
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99661	$10.86825	55,827
01/01/2011 to 12/31/2011	$10.86825	$12.67668	479,189
01/01/2012 to 12/31/2012	$12.67668	$13.12442	250,845
01/01/2013 to 12/31/2013	$13.12442	$11.83332	78,873
01/01/2014 to 12/31/2014	$11.83332	$12.35365	169,047
01/01/2015 to 12/31/2015	$12.35365	$12.19038	135,676
01/01/2016 to 12/31/2016	$12.19038	$12.05982	107,083
01/01/2017 to 12/31/2017	$12.05982	$11.87777	39,969
01/01/2018 to 12/31/2018	$11.87777	$11.52135	45,222
01/01/2019 to 12/31/2019	$11.52135	$11.73599	18,532
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99745	$11.86808	148,179
01/01/2012 to 12/31/2012	$11.86808	$12.17835	231,919
01/01/2013 to 12/31/2013	$12.17835	$10.65620	25,469
01/01/2014 to 12/31/2014	$10.65620	$11.40245	15,562
01/01/2015 to 12/31/2015	$11.40245	$11.28653	63,122
01/01/2016 to 12/31/2016	$11.28653	$11.14290	56,736
01/01/2017 to 12/31/2017	$11.14290	$10.97341	30,470
01/01/2018 to 12/31/2018	$10.97341	$10.62125	31,856
01/01/2019 to 12/31/2019	$10.62125	$10.90390	26,195
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99662	$10.26629	77,251
01/01/2013 to 12/31/2013	$10.26629	$8.93791	685,322
01/01/2014 to 12/31/2014	$8.93791	$9.75885	475,047
01/01/2015 to 12/31/2015	$9.75885	$9.71746	181,993
01/01/2016 to 12/31/2016	$9.71746	$9.60176	146,254
01/01/2017 to 12/31/2017	$9.60176	$9.46757	141,379
01/01/2018 to 12/31/2018	$9.46757	$9.15306	139,108
01/01/2019 to 12/31/2019	$9.15306	$9.45152	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99830	$8.63809	347,529
01/01/2014 to 12/31/2014	$8.63809	$9.59655	177,322
01/01/2015 to 12/31/2015	$9.59655	$9.56811	10,739
01/01/2016 to 12/31/2016	$9.56811	$9.45386	10,735
01/01/2017 to 12/31/2017	$9.45386	$9.32049	10,732
01/01/2018 to 12/31/2018	$9.32049	$8.97654	10,728
01/01/2019 to 12/31/2019	$8.97654	$9.39531	10,724
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99830	$11.15903	16,526
01/01/2015 to 12/31/2015	$11.15903	$11.03498	330,937
01/01/2016 to 12/31/2016	$11.03498	$10.96374	5,209
01/01/2017 to 12/31/2017	$10.96374	$10.82471	5,260
01/01/2018 to 12/31/2018	$10.82471	$10.41563	96,691
01/01/2019 to 12/31/2019	$10.41563	$10.97828	67,275

A-63

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99830	$9.81132	181,833
01/01/2016 to 12/31/2016	$9.81132	$9.71032	274,087
01/01/2017 to 12/31/2017	$9.71032	$9.64288	225,397
01/01/2018 to 12/31/2018	$9.64288	$9.25003	247,437
01/01/2019 to 12/31/2019	$9.25003	$9.86736	75,349
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99662	$9.75403	378,937
01/01/2017 to 12/31/2017	$9.75403	$9.71124	308,557
01/01/2018 to 12/31/2018	$9.71124	$9.29490	334,853
01/01/2019 to 12/31/2019	$9.29490	$9.97447	190,723
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99661	$9.90917	1,781
01/01/2018 to 12/31/2018	$9.90917	$9.40790	2,547
01/01/2019 to 12/31/2019	$9.40790	$10.17804	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99661	$9.53824	0
01/01/2019 to 12/31/2019	$9.53824	$10.38454	2,438
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99830	$11.09122	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.22725	$13.44012	112,968
01/01/2011 to 12/31/2011	$13.44012	$12.71472	48,818
01/01/2012 to 12/31/2012	$12.71472	$14.01774	64,061
01/01/2013 to 12/31/2013	$14.01774	$16.67266	34,911
01/01/2014 to 12/31/2014	$16.67266	$17.29480	31,756
01/01/2015 to 12/31/2015	$17.29480	$16.85680	17,277
01/01/2016 to 12/31/2016	$16.85680	$17.46123	13,019
01/01/2017 to 12/31/2017	$17.46123	$19.95897	8,986
01/01/2018 to 12/31/2018	$19.95897	$18.14380	2,409
01/01/2019 to 12/31/2019	$18.14380	$21.50410	4,496
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99745	$11.52104	0
01/01/2014 to 12/31/2014	$11.52104	$12.68979	237
01/01/2015 to 12/31/2015	$12.68979	$11.86328	106
01/01/2016 to 12/31/2016	$11.86328	$13.21562	94
01/01/2017 to 12/31/2017	$13.21562	$15.17196	79
01/01/2018 to 12/31/2018	$15.17196	$14.00575	47
01/01/2019 to 12/31/2019	$14.00575	$17.79232	0
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$13.84184	$16.13064	5,671
01/01/2011 to 12/31/2011	$16.13064	$14.85134	2,697
01/01/2012 to 12/31/2012	$14.85134	$18.25697	2,502
01/01/2013 to 12/31/2013	$18.25697	$18.46963	757
01/01/2014 to 12/31/2014	$18.46963	$20.39964	1,542
01/01/2015 to 12/31/2015	$20.39964	$19.75964	470
01/01/2016 to 12/31/2016	$19.75964	$19.33010	271
01/01/2017 to 12/31/2017	$19.33010	$20.78249	376
01/01/2018 to 12/31/2018	$20.78249	$19.19633	0
01/01/2019 to 12/31/2019	$19.19633	$23.28728	0

A-64

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.41408	$17.98463	2,762
01/01/2011 to 12/31/2011	$17.98463	$18.58624	1,055
01/01/2012 to 12/31/2012	$18.58624	$20.78393	1,973
01/01/2013 to 12/31/2013	$20.78393	$20.78128	973
01/01/2014 to 12/31/2014	$20.78128	$26.37632	1,299
01/01/2015 to 12/31/2015	$26.37632	$26.81074	824
01/01/2016 to 12/31/2016	$26.81074	$27.24708	279
01/01/2017 to 12/31/2017	$27.24708	$28.06837	333
01/01/2018 to 12/31/2018	$28.06837	$25.91371	0
01/01/2019 to 12/31/2019	$25.91371	$32.96635	0
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$12.21412	$13.54265	69,693
01/01/2011 to 12/31/2011	$13.54265	$12.93283	27,636
01/01/2012 to 12/31/2012	$12.93283	$13.87100	29,060
01/01/2013 to 12/31/2013	$13.87100	$15.43301	12,216
01/01/2014 to 12/31/2014	$15.43301	$15.43379	13,448
01/01/2015 to 12/31/2015	$15.43379	$15.11138	7,606
01/01/2016 to 12/31/2016	$15.11138	$15.27483	5,990
01/01/2017 to 12/31/2017	$15.27483	$17.24991	2,457
01/01/2018 to 12/31/2018	$17.24991	$15.42577	1,475
01/01/2019 to 12/31/2019	$15.42577	$17.94645	1,302
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$11.77962	$12.74499	48,976
01/01/2011 to 12/31/2011	$12.74499	$12.29438	29,103
01/01/2012 to 12/31/2012	$12.29438	$13.12610	27,510
01/01/2013 to 12/31/2013	$13.12610	$13.97562	3,763
01/01/2014 to 12/31/2014	$13.97562	$14.09699	12,688
01/01/2015 to 12/31/2015	$14.09699	$13.54278	15,831
01/01/2016 to 12/31/2016	$13.54278	$13.82089	6,097
01/01/2017 to 12/31/2017	$13.82089	$15.04653	7,390
01/01/2018 to 12/31/2018	$15.04653	$13.55566	3,375
01/01/2019 to 12/31/2019	$13.55566	$15.24784	10,730
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.67342	$15.57605	11,365
01/01/2011 to 12/31/2011	$15.57605	$15.29838	2,764
01/01/2012 to 12/31/2012	$15.29838	$17.15805	5,135
01/01/2013 to 12/31/2013	$17.15805	$23.09162	1,883
01/01/2014 to 12/31/2014	$23.09162	$23.99874	5,106
01/01/2015 to 12/31/2015	$23.99874	$21.98832	2,218
01/01/2016 to 12/31/2016	$21.98832	$26.50272	2,991
01/01/2017 to 12/31/2017	$26.50272	$28.82861	1,876
01/01/2018 to 12/31/2018	$28.82861	$24.01384	101
01/01/2019 to 12/31/2019	$24.01384	$28.55169	298
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.80078	$9.50418	66,807
01/01/2011 to 12/31/2011	$9.50418	$9.21691	22,753
01/01/2012 to 12/31/2012	$9.21691	$8.93594	21,654
01/01/2013 to 12/31/2013	$8.93594	$8.66333	38,219
01/01/2014 to 12/31/2014	$8.66333	$8.39917	34,608
01/01/2015 to 12/31/2015	$8.39917	$8.14297	10,538
01/01/2016 to 12/31/2016	$8.14297	$7.89524	3,237
01/01/2017 to 12/31/2017	$7.89524	$7.68106	1,578
01/01/2018 to 12/31/2018	$7.68106	$7.54238	1,173
01/01/2019 to 12/31/2019	$7.54238	$7.43589	619

A-65

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$12.43203	$13.68018	10,081
01/01/2011 to 12/31/2011	$13.68018	$13.68453	2,509
01/01/2012 to 12/31/2012	$13.68453	$15.10704	5,003
01/01/2013 to 12/31/2013	$15.10704	$15.69801	4,092
01/01/2014 to 12/31/2014	$15.69801	$15.60847	4,193
01/01/2015 to 12/31/2015	$15.60847	$14.59314	158
01/01/2016 to 12/31/2016	$14.59314	$16.32769	1,439
01/01/2017 to 12/31/2017	$16.32769	$17.01384	90
01/01/2018 to 12/31/2018	$17.01384	$16.16445	33
01/01/2019 to 12/31/2019	$16.16445	$18.06922	30
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.64759	$13.87561	14,237
01/01/2011 to 12/31/2011	$13.87561	$12.89017	2,571
01/01/2012 to 12/31/2012	$12.89017	$14.60658	3,452
01/01/2013 to 12/31/2013	$14.60658	$19.80633	2,533
01/01/2014 to 12/31/2014	$19.80633	$21.84200	2,755
01/01/2015 to 12/31/2015	$21.84200	$19.51637	1,714
01/01/2016 to 12/31/2016	$19.51637	$22.68548	873
01/01/2017 to 12/31/2017	$22.68548	$26.21723	1,408
01/01/2018 to 12/31/2018	$26.21723	$21.81645	427
01/01/2019 to 12/31/2019	$21.81645	$27.39578	1,402
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$13.18206	$14.63316	11,291
01/01/2011 to 12/31/2011	$14.63316	$12.35377	3,255
01/01/2012 to 12/31/2012	$12.35377	$14.41562	4,810
01/01/2013 to 12/31/2013	$14.41562	$16.63952	2,931
01/01/2014 to 12/31/2014	$16.63952	$15.24057	3,701
01/01/2015 to 12/31/2015	$15.24057	$15.24080	2,164
01/01/2016 to 12/31/2016	$15.24080	$14.21873	923
01/01/2017 to 12/31/2017	$14.21873	$18.67047	1,564
01/01/2018 to 12/31/2018	$18.67047	$15.68508	465
01/01/2019 to 12/31/2019	$15.68508	$20.08998	1,807
AST International Value Portfolio
01/01/2010 to 12/31/2010	$13.01465	$14.01639	2,501
01/01/2011 to 12/31/2011	$14.01639	$11.88393	1,271
01/01/2012 to 12/31/2012	$11.88393	$13.44221	1,073
01/01/2013 to 12/31/2013	$13.44221	$15.56934	345
01/01/2014 to 12/31/2014	$15.56934	$14.08243	415
01/01/2015 to 12/31/2015	$14.08243	$13.76436	251
01/01/2016 to 12/31/2016	$13.76436	$13.42303	154
01/01/2017 to 12/31/2017	$13.42303	$15.98390	225
01/01/2018 to 12/31/2018	$15.98390	$12.99339	52
01/01/2019 to 12/31/2019	$12.99339	$15.11950	126
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$12.16569	$13.42460	32,414
01/01/2011 to 12/31/2011	$13.42460	$12.94178	14,505
01/01/2012 to 12/31/2012	$12.94178	$14.25066	12,999
01/01/2013 to 12/31/2013	$14.25066	$16.06556	2,443
01/01/2014 to 12/31/2014	$16.06556	$16.56691	3,605
01/01/2015 to 12/31/2015	$16.56691	$15.89335	1,743
01/01/2016 to 12/31/2016	$15.89335	$16.21380	694
01/01/2017 to 12/31/2017	$16.21380	$18.38629	1,004
01/01/2018 to 12/31/2018	$18.38629	$16.50846	129
01/01/2019 to 12/31/2019	$16.50846	$19.11476	236

A-66

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.49762	$14.02444	15,984
01/01/2011 to 12/31/2011	$14.02444	$12.35294	3,646
01/01/2012 to 12/31/2012	$12.35294	$14.59931	4,897
01/01/2013 to 12/31/2013	$14.59931	$16.32824	2,837
01/01/2014 to 12/31/2014	$16.32824	$14.82251	3,439
01/01/2015 to 12/31/2015	$14.82251	$13.96868	1,733
01/01/2016 to 12/31/2016	$13.96868	$13.80530	460
01/01/2017 to 12/31/2017	$13.80530	$17.35196	2,443
01/01/2018 to 12/31/2018	$17.35196	$13.88128	1,107
01/01/2019 to 12/31/2019	$13.88128	$17.12163	4,282
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.58846	$12.05741	27,863
01/01/2011 to 12/31/2011	$12.05741	$11.71759	14,468
01/01/2012 to 12/31/2012	$11.71759	$12.57728	14,931
01/01/2013 to 12/31/2013	$12.57728	$13.53899	3,132
01/01/2014 to 12/31/2014	$13.53899	$13.84127	3,997
01/01/2015 to 12/31/2015	$13.84127	$13.39461	2,268
01/01/2016 to 12/31/2016	$13.39461	$13.48555	1,412
01/01/2017 to 12/31/2017	$13.48555	$14.66306	1,041
01/01/2018 to 12/31/2018	$14.66306	$13.48474	213
01/01/2019 to 12/31/2019	$13.48474	$14.98348	843
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.27125	$11.08508	692
01/01/2011 to 12/31/2011	$11.08508	$10.81864	502
01/01/2012 to 12/31/2012	$10.81864	$12.08098	5,202
01/01/2013 to 12/31/2013	$12.08098	$15.98715	3,955
01/01/2014 to 12/31/2014	$15.98715	$16.97273	1,311
01/01/2015 to 12/31/2015	$16.97273	$18.20501	137
01/01/2016 to 12/31/2016	$18.20501	$17.39269	49
01/01/2017 to 12/31/2017	$17.39269	$22.90618	0
01/01/2018 to 12/31/2018	$22.90618	$21.84586	0
01/01/2019 to 12/31/2019	$21.84586	$28.08483	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.62973	$14.66343	10,205
01/01/2011 to 12/31/2011	$14.66343	$14.08713	6,178
01/01/2012 to 12/31/2012	$14.08713	$15.33193	5,047
01/01/2013 to 12/31/2013	$15.33193	$20.30662	4,771
01/01/2014 to 12/31/2014	$20.30662	$21.77222	5,355
01/01/2015 to 12/31/2015	$21.77222	$23.23422	1,841
01/01/2016 to 12/31/2016	$23.23422	$23.78353	1,480
01/01/2017 to 12/31/2017	$23.78353	$30.66791	658
01/01/2018 to 12/31/2018	$30.66791	$28.92830	276
01/01/2019 to 12/31/2019	$28.92830	$36.91742	245
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.27574	$14.42174	7,763
01/01/2011 to 12/31/2011	$14.42174	$13.54451	3,117
01/01/2012 to 12/31/2012	$13.54451	$16.16121	6,301
01/01/2013 to 12/31/2013	$16.16121	$19.99839	2,669
01/01/2014 to 12/31/2014	$19.99839	$20.09225	6,478
01/01/2015 to 12/31/2015	$20.09225	$19.19400	1,884
01/01/2016 to 12/31/2016	$19.19400	$19.93349	2,054
01/01/2017 to 12/31/2017	$19.93349	$23.93497	1,579
01/01/2018 to 12/31/2018	$23.93497	$20.98438	17
01/01/2019 to 12/31/2019	$20.98438	$26.43924	14

A-67

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99746	$10.22384	17,403
01/01/2013 to 12/31/2013	$10.22384	$11.78687	12,005
01/01/2014 to 12/31/2014	$11.78687	$12.01464	6,593
01/01/2015 to 12/31/2015	$12.01464	$11.50362	2,031
01/01/2016 to 12/31/2016	$11.50362	$11.63565	829
01/01/2017 to 12/31/2017	$11.63565	$13.14245	2,723
01/01/2018 to 12/31/2018	$13.14245	$11.68519	871
01/01/2019 to 12/31/2019	$11.68519	$13.90759	1,273
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.07012	$13.19825	19,094
01/01/2011 to 12/31/2011	$13.19825	$12.72029	5,650
01/01/2012 to 12/31/2012	$12.72029	$14.43854	12,520
01/01/2013 to 12/31/2013	$14.43854	$19.13659	7,446
01/01/2014 to 12/31/2014	$19.13659	$20.16893	7,479
01/01/2015 to 12/31/2015	$20.16893	$20.96737	3,288
01/01/2016 to 12/31/2016	$20.96737	$20.71797	1,593
01/01/2017 to 12/31/2017	$20.71797	$26.25673	2,715
01/01/2018 to 12/31/2018	$26.25673	$25.99864	294
01/01/2019 to 12/31/2019	$25.99864	$34.72853	1,005
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99746	$10.14266	0
01/01/2013 to 12/31/2013	$10.14266	$13.22644	0
01/01/2014 to 12/31/2014	$13.22644	$14.13337	0
01/01/2015 to 12/31/2015	$14.13337	$13.60326	0
01/01/2016 to 12/31/2016	$13.60326	$14.96277	1,540
01/01/2017 to 12/31/2017	$14.96277	$17.02337	0
01/01/2018 to 12/31/2018	$17.02337	$14.82628	0
01/01/2019 to 12/31/2019	$14.82628	$18.59253	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.39410	$15.56025	11,918
01/01/2011 to 12/31/2011	$15.56025	$14.63721	5,719
01/01/2012 to 12/31/2012	$14.63721	$16.97338	5,361
01/01/2013 to 12/31/2013	$16.97338	$21.75332	3,788
01/01/2014 to 12/31/2014	$21.75332	$23.52086	5,202
01/01/2015 to 12/31/2015	$23.52086	$21.50686	3,500
01/01/2016 to 12/31/2016	$21.50686	$21.19540	1,347
01/01/2017 to 12/31/2017	$21.19540	$26.11843	1,986
01/01/2018 to 12/31/2018	$26.11843	$24.21616	598
01/01/2019 to 12/31/2019	$24.21616	$30.55741	1,346
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.62485	$16.30541	2,199
01/01/2011 to 12/31/2011	$16.30541	$15.41607	751
01/01/2012 to 12/31/2012	$15.41607	$17.50500	4,345
01/01/2013 to 12/31/2013	$17.50500	$24.10075	3,593
01/01/2014 to 12/31/2014	$24.10075	$26.69542	2,440
01/01/2015 to 12/31/2015	$26.69542	$24.42218	683
01/01/2016 to 12/31/2016	$24.42218	$27.99599	1,274
01/01/2017 to 12/31/2017	$27.99599	$30.88754	538
01/01/2018 to 12/31/2018	$30.88754	$25.01680	266
01/01/2019 to 12/31/2019	$25.01680	$29.35091	127

A-68

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$14.69657	$17.42180	8,655
01/01/2011 to 12/31/2011	$17.42180	$13.46681	3,004
01/01/2012 to 12/31/2012	$13.46681	$15.39613	3,488
01/01/2013 to 12/31/2013	$15.39613	$14.95979	966
01/01/2014 to 12/31/2014	$14.95979	$13.82416	1,352
01/01/2015 to 12/31/2015	$13.82416	$11.16036	448
01/01/2016 to 12/31/2016	$11.16036	$12.15840	177
01/01/2017 to 12/31/2017	$12.15840	$14.89827	254
01/01/2018 to 12/31/2018	$14.89827	$12.41263	93
01/01/2019 to 12/31/2019	$12.41263	$13.64040	328
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.52896	$12.35906	141,279
01/01/2011 to 12/31/2011	$12.35906	$12.10214	76,596
01/01/2012 to 12/31/2012	$12.10214	$12.94955	76,027
01/01/2013 to 12/31/2013	$12.94955	$13.71111	18,950
01/01/2014 to 12/31/2014	$13.71111	$14.06060	22,497
01/01/2015 to 12/31/2015	$14.06060	$13.65131	38,106
01/01/2016 to 12/31/2016	$13.65131	$13.96743	25,200
01/01/2017 to 12/31/2017	$13.96743	$14.91465	21,418
01/01/2018 to 12/31/2018	$14.91465	$14.04664	13,522
01/01/2019 to 12/31/2019	$14.04664	$15.62558	2,266
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01737	$10.04576	193
01/01/2012 to 12/31/2012	$10.04576	$10.43128	85
01/01/2013 to 12/31/2013	$10.43128	$9.87920	0
01/01/2014 to 12/31/2014	$9.87920	$10.15840	6,980
01/01/2015 to 12/31/2015	$10.15840	$9.82217	2,068
01/01/2016 to 12/31/2016	$9.82217	$9.92413	1,693
01/01/2017 to 12/31/2017	$9.92413	$10.16791	248
01/01/2018 to 12/31/2018	$10.16791	$9.77594	230
01/01/2019 to 12/31/2019	$9.77594	$10.40236	110
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$12.07483	$13.93339	76,341
01/01/2011 to 12/31/2011	$13.93339	$12.66957	31,690
01/01/2012 to 12/31/2012	$12.66957	$13.86953	41,291
01/01/2013 to 12/31/2013	$13.86953	$15.73600	17,345
01/01/2014 to 12/31/2014	$15.73600	$16.65928	25,798
01/01/2015 to 12/31/2015	$16.65928	$16.05220	34,968
01/01/2016 to 12/31/2016	$16.05220	$17.13484	21,049
01/01/2017 to 12/31/2017	$17.13484	$19.28801	63,229
01/01/2018 to 12/31/2018	$19.28801	$17.27629	17,936
01/01/2019 to 12/31/2019	$17.27629	$19.96176	41,028
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99745	$11.56330	0
01/01/2014 to 12/31/2014	$11.56330	$12.91939	0
01/01/2015 to 12/31/2015	$12.91939	$12.71856	0
01/01/2016 to 12/31/2016	$12.71856	$13.67032	0
01/01/2017 to 12/31/2017	$13.67032	$16.09272	0
01/01/2018 to 12/31/2018	$16.09272	$14.48359	0
01/01/2019 to 12/31/2019	$14.48359	$17.57894	0

A-69

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$12.72046	$14.18872	312
01/01/2011 to 12/31/2011	$14.18872	$14.23236	118
01/01/2012 to 12/31/2012	$14.23236	$16.39212	83
01/01/2013 to 12/31/2013	$16.39212	$21.04607	34
01/01/2014 to 12/31/2014	$21.04607	$23.91656	165
01/01/2015 to 12/31/2015	$23.91656	$23.90105	79
01/01/2016 to 12/31/2016	$23.90105	$26.61438	68
01/01/2017 to 12/31/2017	$26.61438	$31.54687	89
01/01/2018 to 12/31/2018	$31.54687	$28.06655	27
01/01/2019 to 12/31/2019	$28.06655	$33.86796	77
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99745	$8.81461	0
01/01/2012 to 12/31/2012	$8.81461	$9.66972	0
01/01/2013 to 12/31/2013	$9.66972	$11.47465	0
01/01/2014 to 12/31/2014	$11.47465	$11.84786	0
01/01/2015 to 12/31/2015	$11.84786	$11.50381	0
01/01/2016 to 12/31/2016	$11.50381	$11.85901	0
01/01/2017 to 12/31/2017	$11.85901	$13.58988	0
01/01/2018 to 12/31/2018	$13.58988	$12.31307	0
01/01/2019 to 12/31/2019	$12.31307	$14.46894	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.89626	$16.57264	4,862
01/01/2011 to 12/31/2011	$16.57264	$13.96101	5,255
01/01/2012 to 12/31/2012	$13.96101	$16.25136	5,823
01/01/2013 to 12/31/2013	$16.25136	$22.18619	4,781
01/01/2014 to 12/31/2014	$22.18619	$22.57224	6,128
01/01/2015 to 12/31/2015	$22.57224	$22.17579	3,068
01/01/2016 to 12/31/2016	$22.17579	$23.15637	2,333
01/01/2017 to 12/31/2017	$23.15637	$28.66935	1,802
01/01/2018 to 12/31/2018	$28.66935	$24.77626	568
01/01/2019 to 12/31/2019	$24.77626	$32.78422	1,286
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.04607	$17.25484	4,684
01/01/2011 to 12/31/2011	$17.25484	$16.56567	1,545
01/01/2012 to 12/31/2012	$16.56567	$18.01496	4,955
01/01/2013 to 12/31/2013	$18.01496	$23.60916	3,505
01/01/2014 to 12/31/2014	$23.60916	$23.76318	1,821
01/01/2015 to 12/31/2015	$23.76318	$23.21933	565
01/01/2016 to 12/31/2016	$23.21933	$25.23170	359
01/01/2017 to 12/31/2017	$25.23170	$30.31524	296
01/01/2018 to 12/31/2018	$30.31524	$26.91557	125
01/01/2019 to 12/31/2019	$26.91557	$33.95462	16
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.85470	$15.70267	9,508
01/01/2011 to 12/31/2011	$15.70267	$14.31444	2,394
01/01/2012 to 12/31/2012	$14.31444	$16.39737	3,290
01/01/2013 to 12/31/2013	$16.39737	$21.84352	2,171
01/01/2014 to 12/31/2014	$21.84352	$22.29292	2,870
01/01/2015 to 12/31/2015	$22.29292	$20.68133	1,386
01/01/2016 to 12/31/2016	$20.68133	$25.90830	490
01/01/2017 to 12/31/2017	$25.90830	$26.96583	911
01/01/2018 to 12/31/2018	$26.96583	$21.67524	281
01/01/2019 to 12/31/2019	$21.67524	$25.63313	1,252

A-70

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.06428	$13.04555	45,724
01/01/2011 to 12/31/2011	$13.04555	$12.89923	20,735
01/01/2012 to 12/31/2012	$12.89923	$14.19291	29,389
01/01/2013 to 12/31/2013	$14.19291	$16.07644	15,266
01/01/2014 to 12/31/2014	$16.07644	$16.50254	25,157
01/01/2015 to 12/31/2015	$16.50254	$16.00592	14,684
01/01/2016 to 12/31/2016	$16.00592	$16.68970	6,431
01/01/2017 to 12/31/2017	$16.68970	$18.67545	5,023
01/01/2018 to 12/31/2018	$18.67545	$17.13842	1,363
01/01/2019 to 12/31/2019	$17.13842	$20.07927	436
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.07203	$14.67738	16,473
01/01/2011 to 12/31/2011	$14.67738	$13.98915	4,943
01/01/2012 to 12/31/2012	$13.98915	$15.94641	7,580
01/01/2013 to 12/31/2013	$15.94641	$22.26707	3,641
01/01/2014 to 12/31/2014	$22.26707	$23.38955	8,038
01/01/2015 to 12/31/2015	$23.38955	$24.84940	3,791
01/01/2016 to 12/31/2016	$24.84940	$24.74353	1,822
01/01/2017 to 12/31/2017	$24.74353	$33.08066	2,752
01/01/2018 to 12/31/2018	$33.08066	$33.30598	869
01/01/2019 to 12/31/2019	$33.30598	$41.40591	3,621
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.67107	$13.81326	2,749
01/01/2011 to 12/31/2011	$13.81326	$13.32671	1,157
01/01/2012 to 12/31/2012	$13.32671	$14.65094	912
01/01/2013 to 12/31/2013	$14.65094	$19.12313	533
01/01/2014 to 12/31/2014	$19.12313	$18.82863	3,009
01/01/2015 to 12/31/2015	$18.82863	$17.14728	1,113
01/01/2016 to 12/31/2016	$17.14728	$17.64438	429
01/01/2017 to 12/31/2017	$17.64438	$19.93961	663
01/01/2018 to 12/31/2018	$19.93961	$17.45117	99
01/01/2019 to 12/31/2019	$17.45117	$21.31278	1,084
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$13.66252	$15.95544	33,585
01/01/2011 to 12/31/2011	$15.95544	$13.16159	12,364
01/01/2012 to 12/31/2012	$13.16159	$13.22091	17,404
01/01/2013 to 12/31/2013	$13.22091	$14.78922	7,649
01/01/2014 to 12/31/2014	$14.78922	$13.13911	8,829
01/01/2015 to 12/31/2015	$13.13911	$10.28556	4,076
01/01/2016 to 12/31/2016	$10.28556	$12.42748	1,339
01/01/2017 to 12/31/2017	$12.42748	$13.29146	2,558
01/01/2018 to 12/31/2018	$13.29146	$10.73807	575
01/01/2019 to 12/31/2019	$10.73807	$12.16656	2,584
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.03013	$11.30797	13,161
01/01/2011 to 12/31/2011	$11.30797	$11.41592	8,552
01/01/2012 to 12/31/2012	$11.41592	$11.64546	8,562
01/01/2013 to 12/31/2013	$11.64546	$10.86650	953
01/01/2014 to 12/31/2014	$10.86650	$10.59371	1,094
01/01/2015 to 12/31/2015	$10.59371	$9.79616	886
01/01/2016 to 12/31/2016	$9.79616	$9.91198	317
01/01/2017 to 12/31/2017	$9.91198	$9.80663	92
01/01/2018 to 12/31/2018	$9.80663	$9.69588	0
01/01/2019 to 12/31/2019	$9.69588	$9.55090	0

A-71

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.14232	$15.74998	8,558
01/01/2011 to 12/31/2011	$15.74998	$14.74335	4,926
01/01/2012 to 12/31/2012	$14.74335	$16.92440	5,226
01/01/2013 to 12/31/2013	$16.92440	$21.72727	2,453
01/01/2014 to 12/31/2014	$21.72727	$24.21804	4,675
01/01/2015 to 12/31/2015	$24.21804	$21.92766	1,847
01/01/2016 to 12/31/2016	$21.92766	$24.23608	1,021
01/01/2017 to 12/31/2017	$24.23608	$27.85350	1,657
01/01/2018 to 12/31/2018	$27.85350	$22.53706	45
01/01/2019 to 12/31/2019	$22.53706	$26.03288	123
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$12.67756	$14.09005	29,905
01/01/2011 to 12/31/2011	$14.09005	$13.18898	9,998
01/01/2012 to 12/31/2012	$13.18898	$14.19349	18,422
01/01/2013 to 12/31/2013	$14.19349	$16.58218	11,668
01/01/2014 to 12/31/2014	$16.58218	$16.96128	12,844
01/01/2015 to 12/31/2015	$16.96128	$16.33977	17,657
01/01/2016 to 12/31/2016	$16.33977	$16.87628	6,547
01/01/2017 to 12/31/2017	$16.87628	$18.58733	24,244
01/01/2018 to 12/31/2018	$18.58733	$17.11687	7,514
01/01/2019 to 12/31/2019	$17.11687	$20.00585	10,602
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.68479	$11.16670	8,009
01/01/2011 to 12/31/2011	$11.16670	$11.47905	2,004
01/01/2012 to 12/31/2012	$11.47905	$12.00221	4,104
01/01/2013 to 12/31/2013	$12.00221	$11.46238	1,345
01/01/2014 to 12/31/2014	$11.46238	$11.91261	3,980
01/01/2015 to 12/31/2015	$11.91261	$11.69202	2,333
01/01/2016 to 12/31/2016	$11.69202	$11.92010	1,618
01/01/2017 to 12/31/2017	$11.92010	$12.28657	1,938
01/01/2018 to 12/31/2018	$12.28657	$11.64003	969
01/01/2019 to 12/31/2019	$11.64003	$12.67327	4,115
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99258	$9.03387	981
01/01/2012 to 12/31/2012	$9.03387	$10.39765	1,301
01/01/2013 to 12/31/2013	$10.39765	$13.20940	478
01/01/2014 to 12/31/2014	$13.20940	$14.44944	1,153
01/01/2015 to 12/31/2015	$14.44944	$14.29827	515
01/01/2016 to 12/31/2016	$14.29827	$15.91708	279
01/01/2017 to 12/31/2017	$15.91708	$16.75632	485
01/01/2018 to 12/31/2018	$16.75632	$15.01203	0
01/01/2019 to 12/31/2019	$15.01203	$18.20619	0
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$12.66779	$12.93160	1,135
01/01/2011 to 12/31/2011	$12.93160	$13.03317	509
01/01/2012 to 12/31/2012	$13.03317	$15.27536	646
01/01/2013 to 12/31/2013	$15.27536	$20.81404	58
01/01/2014 to 12/31/2014	$20.81404	$24.14868	145
01/01/2015 to 12/31/2015	$24.14868	$24.15257	74
01/01/2016 to 12/31/2016	$24.15257	$20.73375	12
01/01/2017 to 12/31/2017	$20.73375	$23.28491	17
01/01/2018 to 12/31/2018	$23.28491	$22.77485	0
01/01/2019 to 12/31/2019	$22.77485	$29.25743	0

A-72

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04953	$9.67111	486
01/01/2013 to 12/31/2013	$9.67111	$12.84698	147
01/01/2014 to 12/31/2014	$12.84698	$13.45608	396
01/01/2015 to 12/31/2015	$13.45608	$13.20293	206
01/01/2016 to 12/31/2016	$13.20293	$12.89801	54
01/01/2017 to 12/31/2017	$12.89801	$15.31871	80
01/01/2018 to 12/31/2018	$15.31871	$14.01955	0
01/01/2019 to 12/31/2019	$14.01955	$18.25947	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12607	$9.67324	133
01/01/2017 to 12/31/2017	$9.67324	$13.23371	80
01/01/2018 to 12/31/2018	$13.23371	$10.55584	0
01/01/2019 to 12/31/2019	$10.55584	$12.54491	0
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$13.91890	$15.37162	0
01/01/2011 to 12/31/2011	$15.37162	$10.87986	0
01/01/2012 to 12/31/2012	$10.87986	$12.17969	0
01/01/2013 to 12/31/2013	$12.17969	$13.57620	0
01/01/2014 to 12/31/2014	$13.57620	$12.95552	0
01/01/2015 to 12/31/2015	$12.95552	$11.38192	0
01/01/2016 to 12/31/2016	$11.38192	$11.10639	0
01/01/2017 to 12/31/2017	$11.10639	$14.30950	0
01/01/2018 to 12/31/2018	$14.30950	$11.29105	0
01/01/2019 to 12/31/2019	$11.29105	$13.82630	0
ProFund VP Banks
01/01/2010 to 12/31/2010	$12.42852	$13.05410	0
01/01/2011 to 12/31/2011	$13.05410	$9.27026	0
01/01/2012 to 12/31/2012	$9.27026	$11.98909	0
01/01/2013 to 12/31/2013	$11.98909	$15.51237	0
01/01/2014 to 12/31/2014	$15.51237	$16.59993	0
01/01/2015 to 12/31/2015	$16.59993	$16.02391	0
01/01/2016 to 12/31/2016	$16.02391	$19.14534	0
01/01/2017 to 12/31/2017	$19.14534	$21.88954	0
01/01/2018 to 12/31/2018	$21.88954	$17.42052	0
01/01/2019 to 12/31/2019	$17.42052	$23.04180	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$14.20152	$17.85765	463
01/01/2011 to 12/31/2011	$17.85765	$14.51717	0
01/01/2012 to 12/31/2012	$14.51717	$15.26765	0
01/01/2013 to 12/31/2013	$15.26765	$17.53042	0
01/01/2014 to 12/31/2014	$17.53042	$17.28214	0
01/01/2015 to 12/31/2015	$17.28214	$14.42193	0
01/01/2016 to 12/31/2016	$14.42193	$16.56889	0
01/01/2017 to 12/31/2017	$16.56889	$19.75326	0
01/01/2018 to 12/31/2018	$19.75326	$15.76598	0
01/01/2019 to 12/31/2019	$15.76598	$17.99336	0

A-73

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bear
01/01/2010 to 12/31/2010	$7.28002	$5.80163	7,621
01/01/2011 to 12/31/2011	$5.80163	$5.12531	1,565
01/01/2012 to 12/31/2012	$5.12531	$4.14391	1,206
01/01/2013 to 12/31/2013	$4.14391	$2.95080	0
01/01/2014 to 12/31/2014	$2.95080	$2.45319	0
01/01/2015 to 12/31/2015	$2.45319	$2.26121	0
01/01/2016 to 12/31/2016	$2.26121	$1.90620	0
01/01/2017 to 12/31/2017	$1.90620	$1.51614	0
01/01/2018 to 12/31/2018	$1.51614	$1.52931	0
01/01/2019 to 12/31/2019	$1.52931	$1.14237	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$12.58475	$13.73581	0
01/01/2011 to 12/31/2011	$13.73581	$13.31784	0
01/01/2012 to 12/31/2012	$13.31784	$14.70393	0
01/01/2013 to 12/31/2013	$14.70393	$18.49759	0
01/01/2014 to 12/31/2014	$18.49759	$19.99022	0
01/01/2015 to 12/31/2015	$19.99022	$19.29166	0
01/01/2016 to 12/31/2016	$19.29166	$20.51186	0
01/01/2017 to 12/31/2017	$20.51186	$23.73511	0
01/01/2018 to 12/31/2018	$23.73511	$21.59272	0
01/01/2019 to 12/31/2019	$21.59272	$26.98045	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$12.48541	$14.20651	391
01/01/2011 to 12/31/2011	$14.20651	$14.73094	0
01/01/2012 to 12/31/2012	$14.73094	$15.83150	0
01/01/2013 to 12/31/2013	$15.83150	$19.71586	0
01/01/2014 to 12/31/2014	$19.71586	$21.06944	0
01/01/2015 to 12/31/2015	$21.06944	$21.27731	0
01/01/2016 to 12/31/2016	$21.27731	$21.36115	0
01/01/2017 to 12/31/2017	$21.36115	$23.82977	0
01/01/2018 to 12/31/2018	$23.82977	$19.67932	0
01/01/2019 to 12/31/2019	$19.67932	$24.14707	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$12.22381	$14.38622	399
01/01/2011 to 12/31/2011	$14.38622	$14.71530	0
01/01/2012 to 12/31/2012	$14.71530	$17.41816	0
01/01/2013 to 12/31/2013	$17.41816	$23.62000	0
01/01/2014 to 12/31/2014	$23.62000	$25.75302	0
01/01/2015 to 12/31/2015	$25.75302	$26.13847	0
01/01/2016 to 12/31/2016	$26.13847	$26.40418	0
01/01/2017 to 12/31/2017	$26.40418	$30.30369	0
01/01/2018 to 12/31/2018	$30.30369	$29.55502	0
01/01/2019 to 12/31/2019	$29.55502	$35.71374	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$13.54745	$13.48040	0
01/01/2011 to 12/31/2011	$13.48040	$11.90848	0
01/01/2012 to 12/31/2012	$11.90848	$13.46050	0
01/01/2013 to 12/31/2013	$13.46050	$15.87354	0
01/01/2014 to 12/31/2014	$15.87354	$14.05845	0
01/01/2015 to 12/31/2015	$14.05845	$12.14672	0
01/01/2016 to 12/31/2016	$12.14672	$12.69695	0
01/01/2017 to 12/31/2017	$12.69695	$14.73760	0
01/01/2018 to 12/31/2018	$14.73760	$12.26703	0
01/01/2019 to 12/31/2019	$12.26703	$14.00848	0

A-74

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2010 to 12/31/2010	$12.79385	$13.75964	685
01/01/2011 to 12/31/2011	$13.75964	$11.49511	115
01/01/2012 to 12/31/2012	$11.49511	$13.89971	179
01/01/2013 to 12/31/2013	$13.89971	$17.79890	20
01/01/2014 to 12/31/2014	$17.79890	$19.48511	0
01/01/2015 to 12/31/2015	$19.48511	$18.60841	0
01/01/2016 to 12/31/2016	$18.60841	$20.80645	0
01/01/2017 to 12/31/2017	$20.80645	$23.84339	0
01/01/2018 to 12/31/2018	$23.84339	$20.70150	0
01/01/2019 to 12/31/2019	$20.70150	$26.14568	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$12.70067	$12.66363	0
01/01/2011 to 12/31/2011	$12.66363	$13.51983	0
01/01/2012 to 12/31/2012	$13.51983	$15.38790	0
01/01/2013 to 12/31/2013	$15.38790	$20.85042	0
01/01/2014 to 12/31/2014	$20.85042	$25.00549	0
01/01/2015 to 12/31/2015	$25.00549	$25.46054	0
01/01/2016 to 12/31/2016	$25.46054	$23.68543	0
01/01/2017 to 12/31/2017	$23.68543	$27.76902	0
01/01/2018 to 12/31/2018	$27.76902	$28.11130	0
01/01/2019 to 12/31/2019	$28.11130	$32.53333	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.69585	$15.23222	0
01/01/2011 to 12/31/2011	$15.23222	$14.50480	0
01/01/2012 to 12/31/2012	$14.50480	$16.28309	0
01/01/2013 to 12/31/2013	$16.28309	$21.81545	0
01/01/2014 to 12/31/2014	$21.81545	$22.32964	0
01/01/2015 to 12/31/2015	$22.32964	$20.90810	0
01/01/2016 to 12/31/2016	$20.90810	$23.82925	0
01/01/2017 to 12/31/2017	$23.82925	$28.27971	0
01/01/2018 to 12/31/2018	$28.27971	$23.91273	0
01/01/2019 to 12/31/2019	$23.91273	$30.25281	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.28846	$10.22922	0
01/01/2011 to 12/31/2011	$10.22922	$8.07886	0
01/01/2012 to 12/31/2012	$8.07886	$9.62924	0
01/01/2013 to 12/31/2013	$9.62924	$13.83901	0
01/01/2014 to 12/31/2014	$13.83901	$13.84983	0
01/01/2015 to 12/31/2015	$13.84983	$14.20745	0
01/01/2016 to 12/31/2016	$14.20745	$13.83227	0
01/01/2017 to 12/31/2017	$13.83227	$15.88631	0
01/01/2018 to 12/31/2018	$15.88631	$13.60724	0
01/01/2019 to 12/31/2019	$13.60724	$15.83045	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$12.55877	$13.78125	0
01/01/2011 to 12/31/2011	$13.78125	$13.77998	0
01/01/2012 to 12/31/2012	$13.77998	$15.05791	0
01/01/2013 to 12/31/2013	$15.05791	$19.07560	0
01/01/2014 to 12/31/2014	$19.07560	$20.88463	0
01/01/2015 to 12/31/2015	$20.88463	$21.00839	0
01/01/2016 to 12/31/2016	$21.00839	$21.39086	0
01/01/2017 to 12/31/2017	$21.39086	$25.98613	0
01/01/2018 to 12/31/2018	$25.98613	$24.72055	0
01/01/2019 to 12/31/2019	$24.72055	$30.89063	0

A-75

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$12.61406	$13.80651	699
01/01/2011 to 12/31/2011	$13.80651	$13.21492	66
01/01/2012 to 12/31/2012	$13.21492	$14.78669	87
01/01/2013 to 12/31/2013	$14.78669	$18.62134	0
01/01/2014 to 12/31/2014	$18.62134	$19.94448	0
01/01/2015 to 12/31/2015	$19.94448	$18.42042	0
01/01/2016 to 12/31/2016	$18.42042	$20.61616	0
01/01/2017 to 12/31/2017	$20.61616	$22.67468	0
01/01/2018 to 12/31/2018	$22.67468	$19.64338	0
01/01/2019 to 12/31/2019	$19.64338	$24.71477	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$12.58120	$15.66418	702
01/01/2011 to 12/31/2011	$15.66418	$14.74776	66
01/01/2012 to 12/31/2012	$14.74776	$16.49618	88
01/01/2013 to 12/31/2013	$16.49618	$20.87531	0
01/01/2014 to 12/31/2014	$20.87531	$21.43093	0
01/01/2015 to 12/31/2015	$21.43093	$20.83622	0
01/01/2016 to 12/31/2016	$20.83622	$22.80383	0
01/01/2017 to 12/31/2017	$22.80383	$26.15801	0
01/01/2018 to 12/31/2018	$26.15801	$22.31833	0
01/01/2019 to 12/31/2019	$22.31833	$26.88307	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$12.68222	$14.81037	0
01/01/2011 to 12/31/2011	$14.81037	$13.79590	0
01/01/2012 to 12/31/2012	$13.79590	$15.58971	0
01/01/2013 to 12/31/2013	$15.58971	$19.97523	0
01/01/2014 to 12/31/2014	$19.97523	$21.33849	0
01/01/2015 to 12/31/2015	$21.33849	$18.98605	0
01/01/2016 to 12/31/2016	$18.98605	$22.88946	0
01/01/2017 to 12/31/2017	$22.88946	$24.54757	0
01/01/2018 to 12/31/2018	$24.54757	$20.63226	0
01/01/2019 to 12/31/2019	$20.63226	$24.82031	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$12.96411	$14.86216	0
01/01/2011 to 12/31/2011	$14.86216	$14.61951	0
01/01/2012 to 12/31/2012	$14.61951	$16.47335	0
01/01/2013 to 12/31/2013	$16.47335	$21.44527	0
01/01/2014 to 12/31/2014	$21.44527	$24.32704	0
01/01/2015 to 12/31/2015	$24.32704	$25.34329	0
01/01/2016 to 12/31/2016	$25.34329	$25.86408	0
01/01/2017 to 12/31/2017	$25.86408	$32.69450	0
01/01/2018 to 12/31/2018	$32.69450	$31.09910	0
01/01/2019 to 12/31/2019	$31.09910	$41.21696	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.85296	$13.53277	340
01/01/2011 to 12/31/2011	$13.53277	$13.41562	115
01/01/2012 to 12/31/2012	$13.41562	$13.38239	133
01/01/2013 to 12/31/2013	$13.38239	$16.09745	36
01/01/2014 to 12/31/2014	$16.09745	$13.91000	0
01/01/2015 to 12/31/2015	$13.91000	$10.33337	0
01/01/2016 to 12/31/2016	$10.33337	$12.44203	0
01/01/2017 to 12/31/2017	$12.44203	$11.68065	0
01/01/2018 to 12/31/2018	$11.68065	$9.03240	0
01/01/2019 to 12/31/2019	$9.03240	$9.50279	0

A-76

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$13.00324	$12.66688	0
01/01/2011 to 12/31/2011	$12.66688	$14.26265	0
01/01/2012 to 12/31/2012	$14.26265	$15.46567	0
01/01/2013 to 12/31/2013	$15.46567	$19.73648	0
01/01/2014 to 12/31/2014	$19.73648	$22.83920	0
01/01/2015 to 12/31/2015	$22.83920	$23.12647	0
01/01/2016 to 12/31/2016	$23.12647	$21.58579	0
01/01/2017 to 12/31/2017	$21.58579	$23.09704	0
01/01/2018 to 12/31/2018	$23.09704	$21.00053	0
01/01/2019 to 12/31/2019	$21.00053	$23.21847	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.58926	$17.51370	0
01/01/2011 to 12/31/2011	$17.51370	$13.71759	0
01/01/2012 to 12/31/2012	$13.71759	$11.36370	0
01/01/2013 to 12/31/2013	$11.36370	$6.83628	0
01/01/2014 to 12/31/2014	$6.83628	$5.04567	0
01/01/2015 to 12/31/2015	$5.04567	$3.28445	0
01/01/2016 to 12/31/2016	$3.28445	$4.96212	0
01/01/2017 to 12/31/2017	$4.96212	$5.06520	0
01/01/2018 to 12/31/2018	$5.06520	$4.24849	0
01/01/2019 to 12/31/2019	$4.24849	$6.01297	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$13.93580	$16.84738	40
01/01/2011 to 12/31/2011	$16.84738	$17.11038	0
01/01/2012 to 12/31/2012	$17.11038	$19.43602	0
01/01/2013 to 12/31/2013	$19.43602	$18.86046	0
01/01/2014 to 12/31/2014	$18.86046	$22.86014	0
01/01/2015 to 12/31/2015	$22.86014	$22.23471	0
01/01/2016 to 12/31/2016	$22.23471	$22.79285	0
01/01/2017 to 12/31/2017	$22.79285	$23.87861	0
01/01/2018 to 12/31/2018	$23.87861	$21.82735	0
01/01/2019 to 12/31/2019	$21.82735	$26.82437	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$10.16080	$8.27192	7,909
01/01/2011 to 12/31/2011	$8.27192	$5.01224	1,557
01/01/2012 to 12/31/2012	$5.01224	$4.52190	1,288
01/01/2013 to 12/31/2013	$4.52190	$5.10637	22
01/01/2014 to 12/31/2014	$5.10637	$3.45253	0
01/01/2015 to 12/31/2015	$3.45253	$3.29406	0
01/01/2016 to 12/31/2016	$3.29406	$3.02906	0
01/01/2017 to 12/31/2017	$3.02906	$2.58720	0
01/01/2018 to 12/31/2018	$2.58720	$2.61226	0
01/01/2019 to 12/31/2019	$2.61226	$2.09156	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$7.05307	$5.38906	0
01/01/2011 to 12/31/2011	$5.38906	$4.67771	0
01/01/2012 to 12/31/2012	$4.67771	$3.68232	0
01/01/2013 to 12/31/2013	$3.68232	$2.52023	0
01/01/2014 to 12/31/2014	$2.52023	$1.96969	0
01/01/2015 to 12/31/2015	$1.96969	$1.66059	0
01/01/2016 to 12/31/2016	$1.66059	$1.44818	0
01/01/2017 to 12/31/2017	$1.44818	$1.04949	0
01/01/2018 to 12/31/2018	$1.04949	$0.98797	0
01/01/2019 to 12/31/2019	$0.98797	$0.68915	0

A-77

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$12.49984	$15.23657	28
01/01/2011 to 12/31/2011	$15.23657	$14.96200	0
01/01/2012 to 12/31/2012	$14.96200	$16.31528	0
01/01/2013 to 12/31/2013	$16.31528	$22.21262	0
01/01/2014 to 12/31/2014	$22.21262	$22.00304	0
01/01/2015 to 12/31/2015	$22.00304	$21.58202	0
01/01/2016 to 12/31/2016	$21.58202	$25.15968	0
01/01/2017 to 12/31/2017	$25.15968	$27.55817	0
01/01/2018 to 12/31/2018	$27.55817	$25.17726	0
01/01/2019 to 12/31/2019	$25.17726	$29.07576	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$12.32237	$14.58729	721
01/01/2011 to 12/31/2011	$14.58729	$13.56286	68
01/01/2012 to 12/31/2012	$13.56286	$15.27280	90
01/01/2013 to 12/31/2013	$15.27280	$20.38595	0
01/01/2014 to 12/31/2014	$20.38595	$20.91327	0
01/01/2015 to 12/31/2015	$20.91327	$18.59676	0
01/01/2016 to 12/31/2016	$18.59676	$23.21990	0
01/01/2017 to 12/31/2017	$23.21990	$24.70007	0
01/01/2018 to 12/31/2018	$24.70007	$20.53869	0
01/01/2019 to 12/31/2019	$20.53869	$24.40539	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.94892	$12.28056	966
01/01/2011 to 12/31/2011	$12.28056	$12.12913	120
01/01/2012 to 12/31/2012	$12.12913	$13.70071	174
01/01/2013 to 12/31/2013	$13.70071	$14.88601	14
01/01/2014 to 12/31/2014	$14.88601	$14.51361	0
01/01/2015 to 12/31/2015	$14.51361	$14.28508	0
01/01/2016 to 12/31/2016	$14.28508	$16.85040	0
01/01/2017 to 12/31/2017	$16.85040	$15.99090	0
01/01/2018 to 12/31/2018	$15.99090	$13.15895	0
01/01/2019 to 12/31/2019	$13.15895	$14.64179	0
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$8.84748	$9.44439	156
01/01/2011 to 12/31/2011	$9.44439	$13.14239	0
01/01/2012 to 12/31/2012	$13.14239	$12.86475	0
01/01/2013 to 12/31/2013	$12.86475	$10.08838	0
01/01/2014 to 12/31/2014	$10.08838	$13.34034	0
01/01/2015 to 12/31/2015	$13.34034	$12.20372	0
01/01/2016 to 12/31/2016	$12.20372	$11.79611	0
01/01/2017 to 12/31/2017	$11.79611	$12.52254	0
01/01/2018 to 12/31/2018	$12.52254	$11.48023	0
01/01/2019 to 12/31/2019	$11.48023	$13.15814	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$15.92319	$23.10751	0
01/01/2011 to 12/31/2011	$23.10751	$19.34555	0
01/01/2012 to 12/31/2012	$19.34555	$24.84787	0
01/01/2013 to 12/31/2013	$24.84787	$41.10193	0
01/01/2014 to 12/31/2014	$41.10193	$45.96184	0
01/01/2015 to 12/31/2015	$45.96184	$40.48289	0
01/01/2016 to 12/31/2016	$40.48289	$54.13318	0
01/01/2017 to 12/31/2017	$54.13318	$67.63474	0
01/01/2018 to 12/31/2018	$67.63474	$48.00781	0
01/01/2019 to 12/31/2019	$48.00781	$68.78656	0

A-78

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2010 to 12/31/2010	$12.17303	$12.50419	483
01/01/2011 to 12/31/2011	$12.50419	$14.24648	45
01/01/2012 to 12/31/2012	$14.24648	$13.83041	60
01/01/2013 to 12/31/2013	$13.83041	$15.19367	0
01/01/2014 to 12/31/2014	$15.19367	$18.54346	0
01/01/2015 to 12/31/2015	$18.54346	$16.82682	0
01/01/2016 to 12/31/2016	$16.82682	$18.77503	0
01/01/2017 to 12/31/2017	$18.77503	$20.14092	0
01/01/2018 to 12/31/2018	$20.14092	$20.08630	0
01/01/2019 to 12/31/2019	$20.08630	$23.92830	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$13.31770	$14.72056	0
01/01/2011 to 12/31/2011	$14.72056	$12.14334	0
01/01/2012 to 12/31/2012	$12.14334	$14.40902	0
01/01/2013 to 12/31/2013	$14.40902	$16.60563	0
01/01/2014 to 12/31/2014	$16.60563	$15.17900	0
01/01/2015 to 12/31/2015	$15.17900	$15.21142	0
01/01/2016 to 12/31/2016	$15.21142	$14.22031	0
01/01/2017 to 12/31/2017	$14.22031	$18.72603	0
01/01/2018 to 12/31/2018	$18.72603	$15.82578	0
01/01/2019 to 12/31/2019	$15.82578	$20.31174	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.94130	$14.34428	0
01/01/2011 to 12/31/2011	$14.34428	$12.12850	0
01/01/2012 to 12/31/2012	$12.12850	$13.36647	0
01/01/2013 to 12/31/2013	$13.36647	$15.54281	0
01/01/2014 to 12/31/2014	$15.54281	$14.26996	0
01/01/2015 to 12/31/2015	$14.26996	$14.15232	0
01/01/2016 to 12/31/2016	$14.15232	$14.16841	0
01/01/2017 to 12/31/2017	$14.16841	$17.15261	0
01/01/2018 to 12/31/2018	$17.15261	$13.82316	0
01/01/2019 to 12/31/2019	$13.82316	$15.47926	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.82477	$14.81485	0
01/01/2011 to 12/31/2011	$14.81485	$13.59427	0
01/01/2012 to 12/31/2012	$13.59427	$15.91436	0
01/01/2013 to 12/31/2013	$15.91436	$21.63442	0
01/01/2014 to 12/31/2014	$21.63442	$21.83186	0
01/01/2015 to 12/31/2015	$21.83186	$21.50910	0
01/01/2016 to 12/31/2016	$21.50910	$21.01476	0
01/01/2017 to 12/31/2017	$21.01476	$27.49783	0
01/01/2018 to 12/31/2018	$27.49783	$26.79266	0
01/01/2019 to 12/31/2019	$26.79266	$35.68917	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59287	$12.16761	0
01/01/2011 to 12/31/2011	$12.16761	$11.28480	0
01/01/2012 to 12/31/2012	$11.28480	$11.82722	0
01/01/2013 to 12/31/2013	$11.82722	$17.26398	0
01/01/2014 to 12/31/2014	$17.26398	$16.45706	0
01/01/2015 to 12/31/2015	$16.45706	$15.53456	0
01/01/2016 to 12/31/2016	$15.53456	$16.28261	0
01/01/2017 to 12/31/2017	$16.28261	$19.91418	0
01/01/2018 to 12/31/2018	$19.91418	$19.58788	0
01/01/2019 to 12/31/2019	$19.58788	$23.79715	0
*Denotes the start date of these sub-accounts

A-79

ASXT SIX
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With No Optional Benefits Cliff M&E (0.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
02/04/2013 to 12/31/2013	$18.01986	$19.47151	177,692
01/01/2014 to 12/31/2014	$19.47151	$19.79748	122,048
01/01/2015 to 12/31/2015	$19.79748	$19.69911	109,726
01/01/2016 to 12/31/2016	$19.69911	$21.33287	387,339
01/01/2017 to 12/31/2017	$21.33287	$22.21067	147,947
01/01/2018 to 12/31/2018	$22.21067	$21.93050	86,241
01/01/2019 to 12/31/2019	$21.93050	$24.49638	102,965
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.43785	$13.28419	3,302,095
01/01/2014 to 12/31/2014	$13.28419	$13.70177	4,233,346
01/01/2015 to 12/31/2015	$13.70177	$13.17454	4,275,666
01/01/2016 to 12/31/2016	$13.17454	$13.91823	7,653,121
01/01/2017 to 12/31/2017	$13.91823	$15.56812	17,046,560
01/01/2018 to 12/31/2018	$15.56812	$14.20813	17,277,340
01/01/2019 to 12/31/2019	$14.20813	$16.38199	26,202,776
AST Advanced Strategies Portfolio
02/04/2013 to 12/31/2013	$13.33468	$15.01604	2,104,605
01/01/2014 to 12/31/2014	$15.01604	$15.82972	2,745,392
01/01/2015 to 12/31/2015	$15.82972	$15.85314	3,307,487
01/01/2016 to 12/31/2016	$15.85314	$16.86949	6,413,451
01/01/2017 to 12/31/2017	$16.86949	$19.59683	12,611,396
01/01/2018 to 12/31/2018	$19.59683	$18.32279	15,572,908
01/01/2019 to 12/31/2019	$18.32279	$22.18286	21,318,284
AST AllianzGI World Trends Portfolio
02/04/2013 to 12/31/2013	$10.73897	$11.77322	834,112
01/01/2014 to 12/31/2014	$11.77322	$12.29780	1,249,619
01/01/2015 to 12/31/2015	$12.29780	$12.19758	1,625,752
01/01/2016 to 12/31/2016	$12.19758	$12.70180	3,094,012
01/01/2017 to 12/31/2017	$12.70180	$14.66782	9,654,552
01/01/2018 to 12/31/2018	$14.66782	$13.42047	10,931,891
01/01/2019 to 12/31/2019	$13.42047	$15.73953	16,449,140
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99946	$10.18312	60,465
01/01/2014 to 12/31/2014	$10.18312	$9.80073	109,425
01/01/2015 to 12/31/2015	$9.80073	$8.22532	47,725
01/01/2016 to 12/31/2016	$8.22532	$9.26433	55,438
01/01/2017 to 12/31/2017	$9.26433	$12.42109	212,225
01/01/2018 to 12/31/2018	$12.42109	$10.00085	195,123
01/01/2019 to 12/31/2019	$10.00085	$11.70496	117,469
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99946	$11.71778	10,832
01/01/2014 to 12/31/2014	$11.71778	$13.17469	23,505
01/01/2015 to 12/31/2015	$13.17469	$13.31510	46,084
01/01/2016 to 12/31/2016	$13.31510	$14.64438	46,376
01/01/2017 to 12/31/2017	$14.64438	$17.76975	71,453
01/01/2018 to 12/31/2018	$17.76975	$16.21771	74,390
01/01/2019 to 12/31/2019	$16.21771	$19.75026	73,656

A-80

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.02090	$14.82427	2,849,628
01/01/2014 to 12/31/2014	$14.82427	$15.68843	3,274,796
01/01/2015 to 12/31/2015	$15.68843	$15.66066	4,187,549
01/01/2016 to 12/31/2016	$15.66066	$16.53880	8,248,576
01/01/2017 to 12/31/2017	$16.53880	$18.88058	21,352,492
01/01/2018 to 12/31/2018	$18.88058	$17.83171	25,969,719
01/01/2019 to 12/31/2019	$17.83171	$21.15566	35,476,617
AST BlackRock Global Strategies Portfolio
02/04/2013 to 12/31/2013	$10.44269	$11.29992	425,554
01/01/2014 to 12/31/2014	$11.29992	$11.77602	507,630
01/01/2015 to 12/31/2015	$11.77602	$11.34851	694,939
01/01/2016 to 12/31/2016	$11.34851	$12.05951	841,502
01/01/2017 to 12/31/2017	$12.05951	$13.49228	1,865,355
01/01/2018 to 12/31/2018	$13.49228	$12.69656	1,757,828
01/01/2019 to 12/31/2019	$12.69656	$14.83669	2,478,633
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$20.68011	$20.14971	2,801,507
01/01/2014 to 12/31/2014	$20.14971	$19.99945	2,847,394
01/01/2015 to 12/31/2015	$19.99945	$19.96538	2,661,208
01/01/2016 to 12/31/2016	$19.96538	$20.16033	2,499,016
01/01/2017 to 12/31/2017	$20.16033	$20.37142	2,658,656
01/01/2018 to 12/31/2018	$20.37142	$20.38931	2,645,887
01/01/2019 to 12/31/2019	$20.38931	$21.19276	2,959,786
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$28.95270	$28.29890	3,800,767
01/01/2014 to 12/31/2014	$28.29890	$29.30456	3,324,750
01/01/2015 to 12/31/2015	$29.30456	$28.50038	3,258,429
01/01/2016 to 12/31/2016	$28.50038	$29.51247	4,058,167
01/01/2017 to 12/31/2017	$29.51247	$30.59987	7,460,536
01/01/2018 to 12/31/2018	$30.59987	$30.19918	7,727,763
01/01/2019 to 12/31/2019	$30.19918	$32.77077	10,806,181
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.66358	$14.92172	4,132,517
01/01/2014 to 12/31/2014	$14.92172	$15.86168	5,683,698
01/01/2015 to 12/31/2015	$15.86168	$15.84275	7,368,448
01/01/2016 to 12/31/2016	$15.84275	$16.81594	14,217,154
01/01/2017 to 12/31/2017	$16.81594	$19.69547	31,659,316
01/01/2018 to 12/31/2018	$19.69547	$18.35014	38,132,142
01/01/2019 to 12/31/2019	$18.35014	$22.28672	52,396,972
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99946	$11.76419	41,775
01/01/2014 to 12/31/2014	$11.76419	$13.27839	124,317
01/01/2015 to 12/31/2015	$13.27839	$12.72095	145,353
01/01/2016 to 12/31/2016	$12.72095	$14.52061	321,093
01/01/2017 to 12/31/2017	$14.52061	$17.08132	606,226
01/01/2018 to 12/31/2018	$17.08132	$16.16109	613,623
01/01/2019 to 12/31/2019	$16.16109	$21.03838	1,025,168
AST Cohen & Steers Global Realty Portfolio
02/04/2013 to 12/31/2013	$11.92848	$12.12952	127,240
01/01/2014 to 12/31/2014	$12.12952	$13.72846	158,568
01/01/2015 to 12/31/2015	$13.72846	$13.62700	168,685
01/01/2016 to 12/31/2016	$13.62700	$13.65961	244,948
01/01/2017 to 12/31/2017	$13.65961	$15.04823	611,852
01/01/2018 to 12/31/2018	$15.04823	$14.24590	610,169
01/01/2019 to 12/31/2019	$14.24590	$17.70940	881,472

A-81

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$34.92440	$34.35587	382,035
01/01/2014 to 12/31/2014	$34.35587	$44.68361	429,106
01/01/2015 to 12/31/2015	$44.68361	$46.54348	402,779
01/01/2016 to 12/31/2016	$46.54348	$48.46744	423,296
01/01/2017 to 12/31/2017	$48.46744	$51.16020	579,401
01/01/2018 to 12/31/2018	$51.16020	$48.40949	550,843
01/01/2019 to 12/31/2019	$48.40949	$63.10821	674,662
AST Fidelity Institutional AM® Quantitative Portfolio
02/04/2013 to 12/31/2013	$11.51433	$12.83510	1,273,659
01/01/2014 to 12/31/2014	$12.83510	$13.15347	1,441,419
01/01/2015 to 12/31/2015	$13.15347	$13.19745	2,020,598
01/01/2016 to 12/31/2016	$13.19745	$13.66941	4,218,381
01/01/2017 to 12/31/2017	$13.66941	$15.81771	10,072,819
01/01/2018 to 12/31/2018	$15.81771	$14.49737	11,485,083
01/01/2019 to 12/31/2019	$14.49737	$17.28372	17,271,679
AST Goldman Sachs Multi-Asset Portfolio
02/04/2013 to 12/31/2013	$11.54040	$12.29732	762,432
01/01/2014 to 12/31/2014	$12.29732	$12.71119	923,241
01/01/2015 to 12/31/2015	$12.71119	$12.51374	1,118,730
01/01/2016 to 12/31/2016	$12.51374	$13.08586	1,798,867
01/01/2017 to 12/31/2017	$13.08586	$14.59787	7,497,732
01/01/2018 to 12/31/2018	$14.59787	$13.47892	8,186,085
01/01/2019 to 12/31/2019	$13.47892	$15.53673	13,346,281
AST Goldman Sachs Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$38.63659	$50.40332	231,304
01/01/2014 to 12/31/2014	$50.40332	$53.68012	235,413
01/01/2015 to 12/31/2015	$53.68012	$50.40109	225,702
01/01/2016 to 12/31/2016	$50.40109	$62.24760	285,453
01/01/2017 to 12/31/2017	$62.24760	$69.38111	515,226
01/01/2018 to 12/31/2018	$69.38111	$59.23375	578,140
01/01/2019 to 12/31/2019	$59.23375	$72.16979	829,808
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$15.19855	$15.10943	5,545,728
01/01/2014 to 12/31/2014	$15.10943	$15.01092	7,009,676
01/01/2015 to 12/31/2015	$15.01092	$14.91290	7,119,880
01/01/2016 to 12/31/2016	$14.91290	$14.81638	6,852,795
01/01/2017 to 12/31/2017	$14.81638	$14.77056	7,080,832
01/01/2018 to 12/31/2018	$14.77056	$14.86481	9,658,303
01/01/2019 to 12/31/2019	$14.86481	$15.01788	10,608,543
AST High Yield Portfolio
02/04/2013 to 12/31/2013	$25.95553	$27.29926	2,050,214
01/01/2014 to 12/31/2014	$27.29926	$27.81549	1,005,691
01/01/2015 to 12/31/2015	$27.81549	$26.65008	949,073
01/01/2016 to 12/31/2016	$26.65008	$30.55351	1,149,758
01/01/2017 to 12/31/2017	$30.55351	$32.62333	1,375,246
01/01/2018 to 12/31/2018	$32.62333	$31.76641	1,143,321
01/01/2019 to 12/31/2019	$31.76641	$36.38826	1,502,243
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$25.20420	$33.28529	358,350
01/01/2014 to 12/31/2014	$33.28529	$37.61471	443,673
01/01/2015 to 12/31/2015	$37.61471	$34.44205	446,128
01/01/2016 to 12/31/2016	$34.44205	$41.02324	578,942
01/01/2017 to 12/31/2017	$41.02324	$48.57917	797,292
01/01/2018 to 12/31/2018	$48.57917	$41.43184	854,236
01/01/2019 to 12/31/2019	$41.43184	$53.31484	1,112,927

A-82

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$22.05907	$25.35990	1,229,002
01/01/2014 to 12/31/2014	$25.35990	$23.80315	1,559,437
01/01/2015 to 12/31/2015	$23.80315	$24.39293	1,572,634
01/01/2016 to 12/31/2016	$24.39293	$23.31893	1,595,691
01/01/2017 to 12/31/2017	$23.31893	$31.37470	1,743,680
01/01/2018 to 12/31/2018	$31.37470	$27.01463	1,743,956
01/01/2019 to 12/31/2019	$27.01463	$35.45730	1,828,366
AST International Value Portfolio
02/04/2013 to 12/31/2013	$20.57078	$23.67546	316,370
01/01/2014 to 12/31/2014	$23.67546	$21.94480	331,237
01/01/2015 to 12/31/2015	$21.94480	$21.98043	377,249
01/01/2016 to 12/31/2016	$21.98043	$21.96444	494,250
01/01/2017 to 12/31/2017	$21.96444	$26.79999	822,800
01/01/2018 to 12/31/2018	$26.79999	$22.32870	916,090
01/01/2019 to 12/31/2019	$22.32870	$26.62527	1,088,517
AST J.P. Morgan Global Thematic Portfolio
02/04/2013 to 12/31/2013	$11.41282	$12.87147	854,130
01/01/2014 to 12/31/2014	$12.87147	$13.60168	918,602
01/01/2015 to 12/31/2015	$13.60168	$13.37178	975,931
01/01/2016 to 12/31/2016	$13.37178	$13.97800	1,719,405
01/01/2017 to 12/31/2017	$13.97800	$16.24201	6,648,154
01/01/2018 to 12/31/2018	$16.24201	$14.94645	7,931,523
01/01/2019 to 12/31/2019	$14.94645	$17.73454	12,223,123
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$26.18502	$29.44603	493,919
01/01/2014 to 12/31/2014	$29.44603	$27.39256	519,707
01/01/2015 to 12/31/2015	$27.39256	$26.45402	521,224
01/01/2016 to 12/31/2016	$26.45402	$26.78990	574,859
01/01/2017 to 12/31/2017	$26.78990	$34.50274	990,407
01/01/2018 to 12/31/2018	$34.50274	$28.28957	1,069,922
01/01/2019 to 12/31/2019	$28.28957	$35.75683	1,395,418
AST J.P. Morgan Strategic Opportunities Portfolio
02/04/2013 to 12/31/2013	$26.88250	$29.21518	767,639
01/01/2014 to 12/31/2014	$29.21518	$30.60670	859,092
01/01/2015 to 12/31/2015	$30.60670	$30.35229	946,248
01/01/2016 to 12/31/2016	$30.35229	$31.31259	1,876,926
01/01/2017 to 12/31/2017	$31.31259	$34.88664	3,882,804
01/01/2018 to 12/31/2018	$34.88664	$32.88202	4,291,651
01/01/2019 to 12/31/2019	$32.88202	$37.44070	6,773,310
AST Jennison Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$13.43345	$17.68598	65,274
01/01/2014 to 12/31/2014	$17.68598	$19.24099	128,247
01/01/2015 to 12/31/2015	$19.24099	$21.14871	249,434
01/01/2016 to 12/31/2016	$21.14871	$20.70363	268,009
01/01/2017 to 12/31/2017	$20.70363	$27.93897	516,342
01/01/2018 to 12/31/2018	$27.93897	$27.30930	635,688
01/01/2019 to 12/31/2019	$27.30930	$35.97736	885,783
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$22.76227	$29.54365	2,203,644
01/01/2014 to 12/31/2014	$29.54365	$32.45986	2,714,814
01/01/2015 to 12/31/2015	$32.45986	$35.49674	2,592,109
01/01/2016 to 12/31/2016	$35.49674	$37.23259	2,470,649
01/01/2017 to 12/31/2017	$37.23259	$49.19383	2,633,786
01/01/2018 to 12/31/2018	$49.19383	$47.55886	2,377,615
01/01/2019 to 12/31/2019	$47.55886	$62.19491	2,417,759

A-83

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
02/04/2013 to 12/31/2013	$19.92596	$24.04688	572,282
01/01/2014 to 12/31/2014	$24.04688	$24.75789	583,483
01/01/2015 to 12/31/2015	$24.75789	$24.23662	644,028
01/01/2016 to 12/31/2016	$24.23662	$25.79174	728,361
01/01/2017 to 12/31/2017	$25.79174	$31.73317	1,338,201
01/01/2018 to 12/31/2018	$31.73317	$28.51437	1,471,313
01/01/2019 to 12/31/2019	$28.51437	$36.81555	1,930,018
AST MFS Growth Allocation Portfolio
02/04/2013 to 12/31/2013	$10.74092	$12.28049	870,847
01/01/2014 to 12/31/2014	$12.28049	$12.82758	761,976
01/01/2015 to 12/31/2015	$12.82758	$12.58598	817,085
01/01/2016 to 12/31/2016	$12.58598	$13.04467	1,066,092
01/01/2017 to 12/31/2017	$13.04467	$15.09732	1,764,647
01/01/2018 to 12/31/2018	$15.09732	$13.75755	1,860,088
01/01/2019 to 12/31/2019	$13.75755	$16.77934	2,457,279
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$10.79943	$14.04784	825,258
01/01/2014 to 12/31/2014	$14.04784	$15.17211	864,288
01/01/2015 to 12/31/2015	$15.17211	$16.16312	862,289
01/01/2016 to 12/31/2016	$16.16312	$16.36507	974,945
01/01/2017 to 12/31/2017	$16.36507	$21.25152	1,377,403
01/01/2018 to 12/31/2018	$21.25152	$21.56670	1,370,389
01/01/2019 to 12/31/2019	$21.56670	$29.52114	1,656,767
AST MFS Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$10.85690	$13.67722	57,164
01/01/2014 to 12/31/2014	$13.67722	$14.97664	66,490
01/01/2015 to 12/31/2015	$14.97664	$14.77167	148,850
01/01/2016 to 12/31/2016	$14.77167	$16.64891	328,700
01/01/2017 to 12/31/2017	$16.64891	$19.40894	716,459
01/01/2018 to 12/31/2018	$19.40894	$17.32502	808,983
01/01/2019 to 12/31/2019	$17.32502	$22.26366	1,177,073
AST Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$7.32398	$9.17056	1,866,674
01/01/2014 to 12/31/2014	$9.17056	$10.16119	2,054,799
01/01/2015 to 12/31/2015	$10.16119	$9.52113	4,086,768
01/01/2016 to 12/31/2016	$9.52113	$9.61489	4,450,159
01/01/2017 to 12/31/2017	$9.61489	$12.14029	6,921,815
01/01/2018 to 12/31/2018	$12.14029	$11.53645	7,167,080
01/01/2019 to 12/31/2019	$11.53645	$14.91768	8,973,251
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$43.70393	$57.58674	593,491
01/01/2014 to 12/31/2014	$57.58674	$65.36528	632,089
01/01/2015 to 12/31/2015	$65.36528	$61.27996	588,881
01/01/2016 to 12/31/2016	$61.27996	$71.98029	595,116
01/01/2017 to 12/31/2017	$71.98029	$81.37387	775,668
01/01/2018 to 12/31/2018	$81.37387	$67.54927	770,390
01/01/2019 to 12/31/2019	$67.54927	$81.21333	962,049
AST Parametric Emerging Markets Equity Portfolio
02/04/2013 to 12/31/2013	$10.65842	$10.39868	493,261
01/01/2014 to 12/31/2014	$10.39868	$9.84738	674,967
01/01/2015 to 12/31/2015	$9.84738	$8.14703	685,583
01/01/2016 to 12/31/2016	$8.14703	$9.09464	896,852
01/01/2017 to 12/31/2017	$9.09464	$11.41888	2,403,364
01/01/2018 to 12/31/2018	$11.41888	$9.75082	2,611,601
01/01/2019 to 12/31/2019	$9.75082	$10.98055	4,114,575

A-84

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.61007	$14.55895	3,852,365
01/01/2014 to 12/31/2014	$14.55895	$15.29958	3,583,397
01/01/2015 to 12/31/2015	$15.29958	$15.22193	4,194,357
01/01/2016 to 12/31/2016	$15.22193	$15.95874	6,948,644
01/01/2017 to 12/31/2017	$15.95874	$17.46135	12,393,167
01/01/2018 to 12/31/2018	$17.46135	$16.85466	14,490,335
01/01/2019 to 12/31/2019	$16.85466	$19.21341	21,372,711
AST Prudential Core Bond Portfolio
02/04/2013 to 12/31/2013	$10.66898	$10.41874	108,559
01/01/2014 to 12/31/2014	$10.41874	$10.97842	99,867
01/01/2015 to 12/31/2015	$10.97842	$10.87776	225,318
01/01/2016 to 12/31/2016	$10.87776	$11.26197	520,399
01/01/2017 to 12/31/2017	$11.26197	$11.82342	1,503,205
01/01/2018 to 12/31/2018	$11.82342	$11.65058	2,031,690
01/01/2019 to 12/31/2019	$11.65058	$12.70387	3,311,312
AST Prudential Growth Allocation Portfolio
02/04/2013 to 12/31/2013	$10.96301	$12.39040	1,933,476
01/01/2014 to 12/31/2014	$12.39040	$13.44202	2,980,642
01/01/2015 to 12/31/2015	$13.44202	$13.27284	4,688,196
01/01/2016 to 12/31/2016	$13.27284	$14.51766	10,784,874
01/01/2017 to 12/31/2017	$14.51766	$16.74513	45,066,148
01/01/2018 to 12/31/2018	$16.74513	$15.37220	53,882,013
01/01/2019 to 12/31/2019	$15.37220	$18.20126	80,921,646
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99946	$11.75760	0
01/01/2014 to 12/31/2014	$11.75760	$13.46149	9,545
01/01/2015 to 12/31/2015	$13.46149	$13.58030	10,783
01/01/2016 to 12/31/2016	$13.58030	$14.95673	15,565
01/01/2017 to 12/31/2017	$14.95673	$18.04136	24,926
01/01/2018 to 12/31/2018	$18.04136	$16.64184	51,327
01/01/2019 to 12/31/2019	$16.64184	$20.69831	38,312
AST QMA US Equity Alpha Portfolio
02/04/2013 to 12/31/2013	$16.99923	$21.19484	717,679
01/01/2014 to 12/31/2014	$21.19484	$24.68161	719,720
01/01/2015 to 12/31/2015	$24.68161	$25.27620	674,237
01/01/2016 to 12/31/2016	$25.27620	$28.84006	744,456
01/01/2017 to 12/31/2017	$28.84006	$35.02833	1,224,013
01/01/2018 to 12/31/2018	$35.02833	$31.94005	1,197,136
01/01/2019 to 12/31/2019	$31.94005	$39.49592	1,322,962
AST Quantitative Modeling Portfolio
02/04/2013 to 12/31/2013	$10.41367	$12.24997	315,728
01/01/2014 to 12/31/2014	$12.24997	$12.96155	852,665
01/01/2015 to 12/31/2015	$12.96155	$12.89666	1,827,546
01/01/2016 to 12/31/2016	$12.89666	$13.62285	1,892,173
01/01/2017 to 12/31/2017	$13.62285	$15.99640	2,728,811
01/01/2018 to 12/31/2018	$15.99640	$14.85453	2,995,190
01/01/2019 to 12/31/2019	$14.85453	$17.88737	3,084,360
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$14.80266	$19.42995	878,841
01/01/2014 to 12/31/2014	$19.42995	$20.25743	1,058,177
01/01/2015 to 12/31/2015	$20.25743	$20.39441	1,095,306
01/01/2016 to 12/31/2016	$20.39441	$21.82195	1,095,490
01/01/2017 to 12/31/2017	$21.82195	$27.68356	1,418,074
01/01/2018 to 12/31/2018	$27.68356	$24.52057	1,458,312
01/01/2019 to 12/31/2019	$24.52057	$33.24867	1,762,794

A-85

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$29.53272	$37.20616	252,009
01/01/2014 to 12/31/2014	$37.20616	$38.37610	252,894
01/01/2015 to 12/31/2015	$38.37610	$38.42630	270,848
01/01/2016 to 12/31/2016	$38.42630	$42.78718	339,888
01/01/2017 to 12/31/2017	$42.78718	$52.67592	530,286
01/01/2018 to 12/31/2018	$52.67592	$47.93408	556,315
01/01/2019 to 12/31/2019	$47.93408	$61.96647	780,185
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$31.24335	$40.14664	755,633
01/01/2014 to 12/31/2014	$40.14664	$41.98705	805,379
01/01/2015 to 12/31/2015	$41.98705	$39.91627	803,339
01/01/2016 to 12/31/2016	$39.91627	$51.23806	730,558
01/01/2017 to 12/31/2017	$51.23806	$54.64572	803,223
01/01/2018 to 12/31/2018	$54.64572	$45.01897	784,653
01/01/2019 to 12/31/2019	$45.01897	$54.55683	893,539
AST T. Rowe Price Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$33.53658	$37.93685	984,990
01/01/2014 to 12/31/2014	$37.93685	$39.90630	1,389,809
01/01/2015 to 12/31/2015	$39.90630	$39.66363	1,975,437
01/01/2016 to 12/31/2016	$39.66363	$42.37872	3,601,806
01/01/2017 to 12/31/2017	$42.37872	$48.59065	8,854,325
01/01/2018 to 12/31/2018	$48.59065	$45.70185	10,588,658
01/01/2019 to 12/31/2019	$45.70185	$54.86895	14,229,608
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$21.69277	$29.71001	702,609
01/01/2014 to 12/31/2014	$29.71001	$31.98018	815,771
01/01/2015 to 12/31/2015	$31.98018	$34.81718	1,108,704
01/01/2016 to 12/31/2016	$34.81718	$35.52458	1,275,764
01/01/2017 to 12/31/2017	$35.52458	$48.66519	2,125,459
01/01/2018 to 12/31/2018	$48.66519	$50.21669	2,324,032
01/01/2019 to 12/31/2019	$50.21669	$63.97437	2,998,277
AST T. Rowe Price Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$14.60928	$18.44915	515,533
01/01/2014 to 12/31/2014	$18.44915	$18.61487	500,642
01/01/2015 to 12/31/2015	$18.61487	$17.37246	492,716
01/01/2016 to 12/31/2016	$17.37246	$18.31746	539,391
01/01/2017 to 12/31/2017	$18.31746	$21.21087	863,277
01/01/2018 to 12/31/2018	$21.21087	$19.02617	935,862
01/01/2019 to 12/31/2019	$19.02617	$23.81142	6,507,396
AST T. Rowe Price Natural Resources Portfolio
02/04/2013 to 12/31/2013	$56.16298	$61.78578	214,813
01/01/2014 to 12/31/2014	$61.78578	$56.25253	246,794
01/01/2015 to 12/31/2015	$56.25253	$45.12754	243,343
01/01/2016 to 12/31/2016	$45.12754	$55.87055	268,555
01/01/2017 to 12/31/2017	$55.87055	$61.22893	508,598
01/01/2018 to 12/31/2018	$61.22893	$50.69899	506,332
01/01/2019 to 12/31/2019	$50.69899	$58.86473	790,403
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$20.40314	$19.73350	1,057,340
01/01/2014 to 12/31/2014	$19.73350	$19.71444	1,171,818
01/01/2015 to 12/31/2015	$19.71444	$18.68194	1,103,519
01/01/2016 to 12/31/2016	$18.68194	$19.36935	1,107,507
01/01/2017 to 12/31/2017	$19.36935	$19.63657	1,390,332
01/01/2018 to 12/31/2018	$19.63657	$19.89846	1,352,053
01/01/2019 to 12/31/2019	$19.89846	$20.08621	1,590,385

A-86

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$18.07272	$22.38888	257,877
01/01/2014 to 12/31/2014	$22.38888	$25.57298	311,302
01/01/2015 to 12/31/2015	$25.57298	$23.72778	266,712
01/01/2016 to 12/31/2016	$23.72778	$26.87288	361,197
01/01/2017 to 12/31/2017	$26.87288	$31.64574	502,593
01/01/2018 to 12/31/2018	$31.64574	$26.24363	519,584
01/01/2019 to 12/31/2019	$26.24363	$31.06475	723,755
AST Wellington Management Hedged Equity Portfolio
02/04/2013 to 12/31/2013	$11.38320	$13.19869	1,095,380
01/01/2014 to 12/31/2014	$13.19869	$13.83470	1,402,528
01/01/2015 to 12/31/2015	$13.83470	$13.65786	1,473,627
01/01/2016 to 12/31/2016	$13.65786	$14.45462	2,482,243
01/01/2017 to 12/31/2017	$14.45462	$16.31293	4,259,105
01/01/2018 to 12/31/2018	$16.31293	$15.39650	4,457,377
01/01/2019 to 12/31/2019	$15.39650	$18.44049	5,775,830
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.58309	$12.34542	772,270
01/01/2014 to 12/31/2014	$12.34542	$13.14798	1,243,823
01/01/2015 to 12/31/2015	$13.14798	$13.22403	1,531,862
01/01/2016 to 12/31/2016	$13.22403	$13.81477	2,469,176
01/01/2017 to 12/31/2017	$13.81477	$14.59080	5,417,683
01/01/2018 to 12/31/2018	$14.59080	$14.16731	9,309,786
01/01/2019 to 12/31/2019	$14.16731	$15.80649	13,056,084
AST Western Asset Emerging Markets Debt Portfolio
02/04/2013 to 12/31/2013	$10.29861	$9.51458	31,671
01/01/2014 to 12/31/2014	$9.51458	$9.58076	58,298
01/01/2015 to 12/31/2015	$9.58076	$9.22504	49,794
01/01/2016 to 12/31/2016	$9.22504	$10.13715	52,495
01/01/2017 to 12/31/2017	$10.13715	$11.00812	228,137
01/01/2018 to 12/31/2018	$11.00812	$10.20707	171,241
01/01/2019 to 12/31/2019	$10.20707	$11.64658	227,998
Invesco V.I. Diversified Dividend Fund - Series I
02/04/2013 to 12/31/2013	$11.37596	$14.10256	179,854
01/01/2014 to 12/31/2014	$14.10256	$15.80810	235,186
01/01/2015 to 12/31/2015	$15.80810	$16.02985	262,725
01/01/2016 to 12/31/2016	$16.02985	$18.28497	278,046
01/01/2017 to 12/31/2017	$18.28497	$19.72404	300,747
01/01/2018 to 12/31/2018	$19.72404	$18.11100	256,970
01/01/2019 to 12/31/2019	$18.11100	$22.50813	200,955
Invesco V.I. Health Care Fund - Series I
02/04/2013 to 12/31/2013	$20.43988	$26.50075	141,248
01/01/2014 to 12/31/2014	$26.50075	$31.50696	177,897
01/01/2015 to 12/31/2015	$31.50696	$32.29234	177,262
01/01/2016 to 12/31/2016	$32.29234	$28.40589	155,110
01/01/2017 to 12/31/2017	$28.40589	$32.68826	131,582
01/01/2018 to 12/31/2018	$32.68826	$32.76843	128,694
01/01/2019 to 12/31/2019	$32.76843	$43.13733	121,681
Invesco V.I. Mid Cap Growth Portfolio, Series I
02/04/2013 to 12/31/2013	$10.50410	$13.38563	148,359
01/01/2014 to 12/31/2014	$13.38563	$14.36743	127,514
01/01/2015 to 12/31/2015	$14.36743	$14.44624	133,202
01/01/2016 to 12/31/2016	$14.44624	$14.46110	116,451
01/01/2017 to 12/31/2017	$14.46110	$17.59873	121,423
01/01/2018 to 12/31/2018	$17.59873	$16.50761	138,513
01/01/2019 to 12/31/2019	$16.50761	$22.03220	151,985

A-87

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Technology Fund - Series I
02/04/2013 to 12/31/2013	$7.11711	$8.62425	127,602
01/01/2014 to 12/31/2014	$8.62425	$9.51515	115,638
01/01/2015 to 12/31/2015	$9.51515	$10.09754	142,556
01/01/2016 to 12/31/2016	$10.09754	$9.95624	144,780
01/01/2017 to 12/31/2017	$9.95624	$13.36692	176,558
01/01/2018 to 12/31/2018	$13.36692	$13.21924	157,914
01/01/2019 to 12/31/2019	$13.21924	$17.84553	154,532
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12674	$9.76934	535,703
01/01/2017 to 12/31/2017	$9.76934	$13.69451	543,952
01/01/2018 to 12/31/2018	$13.69451	$11.19573	533,818
01/01/2019 to 12/31/2019	$11.19573	$13.63472	463,758
ProFund VP Asia 30
02/04/2013 to 12/31/2013	$21.76400	$24.52800	75,828
01/01/2014 to 12/31/2014	$24.52800	$23.98641	68,176
01/01/2015 to 12/31/2015	$23.98641	$21.59539	67,296
01/01/2016 to 12/31/2016	$21.59539	$21.59271	59,498
01/01/2017 to 12/31/2017	$21.59271	$28.50573	85,937
01/01/2018 to 12/31/2018	$28.50573	$23.05329	63,191
01/01/2019 to 12/31/2019	$23.05329	$28.92832	65,084
ProFund VP Banks
02/04/2013 to 12/31/2013	$5.51550	$6.98561	54,459
01/01/2014 to 12/31/2014	$6.98561	$7.66037	151,473
01/01/2015 to 12/31/2015	$7.66037	$7.57757	127,458
01/01/2016 to 12/31/2016	$7.57757	$9.27726	252,087
01/01/2017 to 12/31/2017	$9.27726	$10.86866	218,311
01/01/2018 to 12/31/2018	$10.86866	$8.86511	145,249
01/01/2019 to 12/31/2019	$8.86511	$12.01572	128,707
ProFund VP Basic Materials
02/04/2013 to 12/31/2013	$17.06754	$19.58915	95,961
01/01/2014 to 12/31/2014	$19.58915	$19.79000	64,938
01/01/2015 to 12/31/2015	$19.79000	$16.92405	64,844
01/01/2016 to 12/31/2016	$16.92405	$19.92338	93,929
01/01/2017 to 12/31/2017	$19.92338	$24.33829	94,753
01/01/2018 to 12/31/2018	$24.33829	$19.90968	86,285
01/01/2019 to 12/31/2019	$19.90968	$23.28508	72,989
ProFund VP Bear
02/04/2013 to 12/31/2013	$4.85090	$3.73245	355,838
01/01/2014 to 12/31/2014	$3.73245	$3.17983	231,199
01/01/2015 to 12/31/2015	$3.17983	$3.00362	188,249
01/01/2016 to 12/31/2016	$3.00362	$2.59463	198,391
01/01/2017 to 12/31/2017	$2.59463	$2.11469	180,171
01/01/2018 to 12/31/2018	$2.11469	$2.18613	241,873
01/01/2019 to 12/31/2019	$2.18613	$1.67351	378,185
ProFund VP Biotechnology
02/04/2013 to 12/31/2013	$15.20540	$23.67027	107,333
01/01/2014 to 12/31/2014	$23.67027	$30.50694	133,431
01/01/2015 to 12/31/2015	$30.50694	$31.30910	129,864
01/01/2016 to 12/31/2016	$31.30910	$26.29149	106,852
01/01/2017 to 12/31/2017	$26.29149	$32.00915	104,038
01/01/2018 to 12/31/2018	$32.00915	$29.65414	91,069
01/01/2019 to 12/31/2019	$29.65414	$34.30981	78,445

A-88

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
02/04/2013 to 12/31/2013	$12.92655	$15.90907	397,809
01/01/2014 to 12/31/2014	$15.90907	$17.61835	760,993
01/01/2015 to 12/31/2015	$17.61835	$17.42362	423,471
01/01/2016 to 12/31/2016	$17.42362	$18.98285	355,667
01/01/2017 to 12/31/2017	$18.98285	$22.50760	316,009
01/01/2018 to 12/31/2018	$22.50760	$20.98601	235,267
01/01/2019 to 12/31/2019	$20.98601	$26.87118	196,841
ProFund VP Consumer Goods Portfolio
02/04/2013 to 12/31/2013	$15.94533	$19.29901	60,904
01/01/2014 to 12/31/2014	$19.29901	$21.13436	79,124
01/01/2015 to 12/31/2015	$21.13436	$21.87108	87,237
01/01/2016 to 12/31/2016	$21.87108	$22.49915	68,573
01/01/2017 to 12/31/2017	$22.49915	$25.71839	70,448
01/01/2018 to 12/31/2018	$25.71839	$21.76834	48,713
01/01/2019 to 12/31/2019	$21.76834	$27.37134	47,247
ProFund VP Consumer Services
02/04/2013 to 12/31/2013	$13.50784	$17.81439	92,785
01/01/2014 to 12/31/2014	$17.81439	$19.90402	58,099
01/01/2015 to 12/31/2015	$19.90402	$20.70202	100,543
01/01/2016 to 12/31/2016	$20.70202	$21.42854	58,701
01/01/2017 to 12/31/2017	$21.42854	$25.19995	58,268
01/01/2018 to 12/31/2018	$25.19995	$25.18921	56,716
01/01/2019 to 12/31/2019	$25.18921	$31.19150	57,175
ProFund VP Europe 30
02/04/2013 to 12/31/2013	$10.61817	$12.46427	264,298
01/01/2014 to 12/31/2014	$12.46427	$11.31241	215,221
01/01/2015 to 12/31/2015	$11.31241	$10.01642	198,350
01/01/2016 to 12/31/2016	$10.01642	$10.72862	197,132
01/01/2017 to 12/31/2017	$10.72862	$12.76008	226,655
01/01/2018 to 12/31/2018	$12.76008	$10.88551	144,290
01/01/2019 to 12/31/2019	$10.88551	$12.73850	162,222
ProFund VP Financials
02/04/2013 to 12/31/2013	$7.42326	$9.19359	186,474
01/01/2014 to 12/31/2014	$9.19359	$10.31365	181,847
01/01/2015 to 12/31/2015	$10.31365	$10.09347	195,122
01/01/2016 to 12/31/2016	$10.09347	$11.56425	188,858
01/01/2017 to 12/31/2017	$11.56425	$13.57905	238,851
01/01/2018 to 12/31/2018	$13.57905	$12.08340	177,816
01/01/2019 to 12/31/2019	$12.08340	$15.63876	160,954
ProFund VP Health Care
02/04/2013 to 12/31/2013	$12.47412	$16.18833	207,388
01/01/2014 to 12/31/2014	$16.18833	$19.89460	270,049
01/01/2015 to 12/31/2015	$19.89460	$20.75816	284,139
01/01/2016 to 12/31/2016	$20.75816	$19.78767	224,976
01/01/2017 to 12/31/2017	$19.78767	$23.77169	221,459
01/01/2018 to 12/31/2018	$23.77169	$24.66388	248,807
01/01/2019 to 12/31/2019	$24.66388	$29.25028	202,418
ProFund VP Industrials
02/04/2013 to 12/31/2013	$15.27431	$19.82217	50,850
01/01/2014 to 12/31/2014	$19.82217	$20.79174	43,236
01/01/2015 to 12/31/2015	$20.79174	$19.95009	41,542
01/01/2016 to 12/31/2016	$19.95009	$23.29843	63,562
01/01/2017 to 12/31/2017	$23.29843	$28.33174	67,240
01/01/2018 to 12/31/2018	$28.33174	$24.55376	47,391
01/01/2019 to 12/31/2019	$24.55376	$31.83275	47,937

A-89

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Internet
02/04/2013 to 12/31/2013	$33.35789	$46.52962	27,156
01/01/2014 to 12/31/2014	$46.52962	$46.74583	21,065
01/01/2015 to 12/31/2015	$46.74583	$55.89433	41,075
01/01/2016 to 12/31/2016	$55.89433	$58.60226	24,263
01/01/2017 to 12/31/2017	$58.60226	$79.21173	28,412
01/01/2018 to 12/31/2018	$79.21173	$82.57682	26,649
01/01/2019 to 12/31/2019	$82.57682	$96.82708	21,290
ProFund VP Japan
02/04/2013 to 12/31/2013	$8.49392	$11.84800	121,931
01/01/2014 to 12/31/2014	$11.84800	$12.15075	97,188
01/01/2015 to 12/31/2015	$12.15075	$12.77302	138,612
01/01/2016 to 12/31/2016	$12.77302	$12.74253	95,620
01/01/2017 to 12/31/2017	$12.74253	$14.99587	108,456
01/01/2018 to 12/31/2018	$14.99587	$13.16454	82,224
01/01/2019 to 12/31/2019	$13.16454	$15.69453	80,010
ProFund VP Large-Cap Growth
02/04/2013 to 12/31/2013	$13.20711	$16.58549	222,473
01/01/2014 to 12/31/2014	$16.58549	$18.60783	289,356
01/01/2015 to 12/31/2015	$18.60783	$19.18142	250,498
01/01/2016 to 12/31/2016	$19.18142	$20.01260	202,866
01/01/2017 to 12/31/2017	$20.01260	$24.91135	206,775
01/01/2018 to 12/31/2018	$24.91135	$24.28832	143,270
01/01/2019 to 12/31/2019	$24.28832	$31.10171	151,543
ProFund VP Large-Cap Value
02/04/2013 to 12/31/2013	$11.72912	$14.24242	134,528
01/01/2014 to 12/31/2014	$14.24242	$15.63192	265,861
01/01/2015 to 12/31/2015	$15.63192	$14.79497	194,928
01/01/2016 to 12/31/2016	$14.79497	$16.96711	202,387
01/01/2017 to 12/31/2017	$16.96711	$19.12167	188,929
01/01/2018 to 12/31/2018	$19.12167	$16.97797	152,164
01/01/2019 to 12/31/2019	$16.97797	$21.88974	136,084
ProFund VP Mid-Cap Growth
02/04/2013 to 12/31/2013	$17.32642	$21.05928	174,753
01/01/2014 to 12/31/2014	$21.05928	$22.15511	163,134
01/01/2015 to 12/31/2015	$22.15511	$22.07355	186,057
01/01/2016 to 12/31/2016	$22.07355	$24.75396	164,683
01/01/2017 to 12/31/2017	$24.75396	$29.09543	147,359
01/01/2018 to 12/31/2018	$29.09543	$25.44313	130,102
01/01/2019 to 12/31/2019	$25.44313	$31.40572	119,002
ProFund VP Mid-Cap Value
02/04/2013 to 12/31/2013	$16.88684	$20.73660	193,984
01/01/2014 to 12/31/2014	$20.73660	$22.70025	148,093
01/01/2015 to 12/31/2015	$22.70025	$20.69789	106,849
01/01/2016 to 12/31/2016	$20.69789	$25.56887	170,877
01/01/2017 to 12/31/2017	$25.56887	$28.09773	106,840
01/01/2018 to 12/31/2018	$28.09773	$24.20448	91,879
01/01/2019 to 12/31/2019	$24.20448	$29.83812	90,654
ProFund VP NASDAQ-100
02/04/2013 to 12/31/2013	$8.15236	$10.67982	457,085
01/01/2014 to 12/31/2014	$10.67982	$12.41477	428,820
01/01/2015 to 12/31/2015	$12.41477	$13.25345	419,427
01/01/2016 to 12/31/2016	$13.25345	$13.85955	274,058
01/01/2017 to 12/31/2017	$13.85955	$17.95172	369,355
01/01/2018 to 12/31/2018	$17.95172	$17.50102	261,970
01/01/2019 to 12/31/2019	$17.50102	$23.76866	245,566

A-90

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
02/04/2013 to 12/31/2013	$23.09940	$26.37068	142,506
01/01/2014 to 12/31/2014	$26.37068	$23.35223	164,063
01/01/2015 to 12/31/2015	$23.35223	$17.77804	230,957
01/01/2016 to 12/31/2016	$17.77804	$21.93451	227,441
01/01/2017 to 12/31/2017	$21.93451	$21.10051	203,858
01/01/2018 to 12/31/2018	$21.10051	$16.72330	164,099
01/01/2019 to 12/31/2019	$16.72330	$18.02925	123,052
ProFund VP Pharmaceuticals
02/04/2013 to 12/31/2013	$11.16750	$13.71886	55,848
01/01/2014 to 12/31/2014	$13.71886	$16.26831	92,394
01/01/2015 to 12/31/2015	$16.26831	$16.88077	117,398
01/01/2016 to 12/31/2016	$16.88077	$16.14515	68,933
01/01/2017 to 12/31/2017	$16.14515	$17.70185	73,179
01/01/2018 to 12/31/2018	$17.70185	$16.49612	55,865
01/01/2019 to 12/31/2019	$16.49612	$18.69011	52,705
ProFund VP Precious Metals
02/04/2013 to 12/31/2013	$15.63958	$10.10607	326,483
01/01/2014 to 12/31/2014	$10.10607	$7.64416	475,057
01/01/2015 to 12/31/2015	$7.64416	$5.09960	760,919
01/01/2016 to 12/31/2016	$5.09960	$7.89451	574,072
01/01/2017 to 12/31/2017	$7.89451	$8.25733	343,317
01/01/2018 to 12/31/2018	$8.25733	$7.09843	350,023
01/01/2019 to 12/31/2019	$7.09843	$10.29484	605,999
ProFund VP Real Estate
02/04/2013 to 12/31/2013	$23.26373	$22.21991	70,779
01/01/2014 to 12/31/2014	$22.21991	$27.59787	110,898
01/01/2015 to 12/31/2015	$27.59787	$27.50732	101,839
01/01/2016 to 12/31/2016	$27.50732	$28.89304	74,741
01/01/2017 to 12/31/2017	$28.89304	$31.01624	67,000
01/01/2018 to 12/31/2018	$31.01624	$29.05818	54,454
01/01/2019 to 12/31/2019	$29.05818	$36.59429	60,590
ProFund VP Rising Rates Opportunity
02/04/2013 to 12/31/2013	$2.59396	$2.87984	675,015
01/01/2014 to 12/31/2014	$2.87984	$1.99535	1,232,465
01/01/2015 to 12/31/2015	$1.99535	$1.95092	753,860
01/01/2016 to 12/31/2016	$1.95092	$1.83830	551,666
01/01/2017 to 12/31/2017	$1.83830	$1.60891	510,664
01/01/2018 to 12/31/2018	$1.60891	$1.66497	382,978
01/01/2019 to 12/31/2019	$1.66497	$1.36607	276,431
ProFund VP Semiconductor
02/04/2013 to 12/31/2013	$6.78153	$8.51972	20,934
01/01/2014 to 12/31/2014	$8.51972	$11.38706	47,528
01/01/2015 to 12/31/2015	$11.38706	$10.98775	49,386
01/01/2016 to 12/31/2016	$10.98775	$13.94108	69,965
01/01/2017 to 12/31/2017	$13.94108	$18.77522	56,974
01/01/2018 to 12/31/2018	$18.77522	$16.74395	44,338
01/01/2019 to 12/31/2019	$16.74395	$24.91518	59,238
ProFund VP Short Mid-Cap
02/04/2013 to 12/31/2013	$3.41648	$2.63579	12,164
01/01/2014 to 12/31/2014	$2.63579	$2.29291	40,123
01/01/2015 to 12/31/2015	$2.29291	$2.23913	24,945
01/01/2016 to 12/31/2016	$2.23913	$1.77543	29,667
01/01/2017 to 12/31/2017	$1.77543	$1.50184	49,318
01/01/2018 to 12/31/2018	$1.50184	$1.65568	39,770
01/01/2019 to 12/31/2019	$1.65568	$1.29668	18,689

A-91

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
02/04/2013 to 12/31/2013	$2.49686	$1.79678	76,359
01/01/2014 to 12/31/2014	$1.79678	$1.43903	48,202
01/01/2015 to 12/31/2015	$1.43903	$1.24327	72,141
01/01/2016 to 12/31/2016	$1.24327	$1.11094	181,490
01/01/2017 to 12/31/2017	$1.11094	$0.82512	224,779
01/01/2018 to 12/31/2018	$0.82512	$0.79616	255,381
01/01/2019 to 12/31/2019	$0.79616	$0.56900	140,974
ProFund VP Short Small-Cap
02/04/2013 to 12/31/2013	$3.35147	$2.43499	25,593
01/01/2014 to 12/31/2014	$2.43499	$2.19578	54,092
01/01/2015 to 12/31/2015	$2.19578	$2.16357	46,092
01/01/2016 to 12/31/2016	$2.16357	$1.68537	62,604
01/01/2017 to 12/31/2017	$1.68537	$1.43654	85,866
01/01/2018 to 12/31/2018	$1.43654	$1.57540	68,600
01/01/2019 to 12/31/2019	$1.57540	$1.23989	46,228
ProFund VP Small-Cap Growth
02/04/2013 to 12/31/2013	$17.92141	$23.61368	246,118
01/01/2014 to 12/31/2014	$23.61368	$23.97002	137,811
01/01/2015 to 12/31/2015	$23.97002	$24.09350	168,091
01/01/2016 to 12/31/2016	$24.09350	$28.78066	146,587
01/01/2017 to 12/31/2017	$28.78066	$32.30234	125,794
01/01/2018 to 12/31/2018	$32.30234	$30.24674	89,702
01/01/2019 to 12/31/2019	$30.24674	$35.79482	76,449
ProFund VP Small-Cap Value
02/04/2013 to 12/31/2013	$14.60719	$19.03447	133,615
01/01/2014 to 12/31/2014	$19.03447	$20.01025	104,867
01/01/2015 to 12/31/2015	$20.01025	$18.23453	94,036
01/01/2016 to 12/31/2016	$18.23453	$23.32939	151,586
01/01/2017 to 12/31/2017	$23.32939	$25.42900	105,005
01/01/2018 to 12/31/2018	$25.42900	$21.67162	84,243
01/01/2019 to 12/31/2019	$21.67162	$26.38899	74,899
ProFund VP Technology
02/04/2013 to 12/31/2013	$6.51938	$8.04774	98,883
01/01/2014 to 12/31/2014	$8.04774	$9.44377	151,597
01/01/2015 to 12/31/2015	$9.44377	$9.60780	202,812
01/01/2016 to 12/31/2016	$9.60780	$10.72365	168,876
01/01/2017 to 12/31/2017	$10.72365	$14.40264	177,994
01/01/2018 to 12/31/2018	$14.40264	$13.98012	156,306
01/01/2019 to 12/31/2019	$13.98012	$20.16494	142,513
ProFund VP Telecommunications
02/04/2013 to 12/31/2013	$6.71010	$7.15850	49,347
01/01/2014 to 12/31/2014	$7.15850	$7.15222	66,854
01/01/2015 to 12/31/2015	$7.15222	$7.21387	65,108
01/01/2016 to 12/31/2016	$7.21387	$8.71921	139,094
01/01/2017 to 12/31/2017	$8.71921	$8.47873	126,171
01/01/2018 to 12/31/2018	$8.47873	$7.15106	89,499
01/01/2019 to 12/31/2019	$7.15106	$8.15381	73,258
ProFund VP U.S. Government Plus
02/04/2013 to 12/31/2013	$20.20956	$17.03654	127,113
01/01/2014 to 12/31/2014	$17.03654	$23.08528	199,538
01/01/2015 to 12/31/2015	$23.08528	$21.64137	124,443
01/01/2016 to 12/31/2016	$21.64137	$21.43494	109,120
01/01/2017 to 12/31/2017	$21.43494	$23.31636	112,457
01/01/2018 to 12/31/2018	$23.31636	$21.90777	86,676
01/01/2019 to 12/31/2019	$21.90777	$25.73125	66,240

A-92

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraBull
02/04/2013 to 12/31/2013	$7.92160	$12.04891	217,693
01/01/2014 to 12/31/2014	$12.04891	$14.75247	148,741
01/01/2015 to 12/31/2015	$14.75247	$14.23403	127,196
01/01/2016 to 12/31/2016	$14.23403	$16.77212	93,818
01/01/2017 to 12/31/2017	$16.77212	$23.49834	121,567
01/01/2018 to 12/31/2018	$23.49834	$19.72499	98,008
01/01/2019 to 12/31/2019	$19.72499	$31.38786	88,941
ProFund VP UltraMid-Cap
02/04/2013 to 12/31/2013	$17.02618	$25.30433	82,594
01/01/2014 to 12/31/2014	$25.30433	$28.99706	86,748
01/01/2015 to 12/31/2015	$28.99706	$26.17300	95,014
01/01/2016 to 12/31/2016	$26.17300	$35.86125	103,555
01/01/2017 to 12/31/2017	$35.86125	$45.91039	92,367
01/01/2018 to 12/31/2018	$45.91039	$33.40056	67,228
01/01/2019 to 12/31/2019	$33.40056	$49.04169	57,967
ProFund VP UltraNASDAQ-100
02/04/2013 to 12/31/2013	$1.86493	$3.19725	2,805,778
01/01/2014 to 12/31/2014	$3.19725	$4.31486	3,540,961
01/01/2015 to 12/31/2015	$4.31486	$4.86993	3,654,654
01/01/2016 to 12/31/2016	$4.86993	$5.25551	3,100,750
01/01/2017 to 12/31/2017	$5.25551	$8.78935	2,625,821
01/01/2018 to 12/31/2018	$8.78935	$7.89085	2,459,337
01/01/2019 to 12/31/2019	$7.89085	$14.08502	638,284
ProFund VP UltraSmall-Cap
02/04/2013 to 12/31/2013	$10.77115	$17.78702	98,985
01/01/2014 to 12/31/2014	$17.78702	$18.62200	69,753
01/01/2015 to 12/31/2015	$18.62200	$16.10045	88,254
01/01/2016 to 12/31/2016	$16.10045	$22.32907	116,281
01/01/2017 to 12/31/2017	$22.32907	$27.77443	92,610
01/01/2018 to 12/31/2018	$27.77443	$20.15599	70,378
01/01/2019 to 12/31/2019	$20.15599	$29.50271	55,579
ProFund VP Utilities
02/04/2013 to 12/31/2013	$13.27377	$14.30671	139,022
01/01/2014 to 12/31/2014	$14.30671	$17.89278	230,133
01/01/2015 to 12/31/2015	$17.89278	$16.63832	145,740
01/01/2016 to 12/31/2016	$16.63832	$19.02243	166,540
01/01/2017 to 12/31/2017	$19.02243	$20.90980	182,084
01/01/2018 to 12/31/2018	$20.90980	$21.37243	170,466
01/01/2019 to 12/31/2019	$21.37243	$26.09083	160,971
PSF SP International Growth Portfolio
02/04/2013 to 12/31/2013	$14.03221	$16.09589	59,473
01/01/2014 to 12/31/2014	$16.09589	$15.07745	59,533
01/01/2015 to 12/31/2015	$15.07745	$15.48379	69,852
01/01/2016 to 12/31/2016	$15.48379	$14.83221	43,276
01/01/2017 to 12/31/2017	$14.83221	$20.01328	55,561
01/01/2018 to 12/31/2018	$20.01328	$17.33526	42,978
01/01/2019 to 12/31/2019	$17.33526	$22.79965	36,949
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$15.61330	$18.10304	111,142
01/01/2014 to 12/31/2014	$18.10304	$17.03214	110,933
01/01/2015 to 12/31/2015	$17.03214	$17.30996	166,509
01/01/2016 to 12/31/2016	$17.30996	$17.75740	147,868
01/01/2017 to 12/31/2017	$17.75740	$22.02768	155,207
01/01/2018 to 12/31/2018	$22.02768	$18.19433	135,358
01/01/2019 to 12/31/2019	$18.19433	$20.87830	119,123

A-93

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$17.38763	$23.32445	126,037
01/01/2014 to 12/31/2014	$23.32445	$24.12008	114,255
01/01/2015 to 12/31/2015	$24.12008	$24.35173	106,941
01/01/2016 to 12/31/2016	$24.35173	$24.37925	86,987
01/01/2017 to 12/31/2017	$24.37925	$32.68691	81,122
01/01/2018 to 12/31/2018	$32.68691	$32.64186	80,911
01/01/2019 to 12/31/2019	$32.64186	$44.55658	86,490
Wells Fargo VT Small Cap Growth Fund - Class 1
02/04/2013 to 12/31/2013	$13.15520	$18.78899	81,681
01/01/2014 to 12/31/2014	$18.78899	$18.35443	91,566
01/01/2015 to 12/31/2015	$18.35443	$17.75472	109,834
01/01/2016 to 12/31/2016	$17.75472	$19.06896	106,228
01/01/2017 to 12/31/2017	$19.06896	$23.89723	118,878
01/01/2018 to 12/31/2018	$23.89723	$24.09111	122,945
01/01/2019 to 12/31/2019	$24.09111	$29.99263	109,780
*Denotes the start date of these sub-accounts

A-94

ASXT SIX
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps and Combo 5%/HAV 80 bps
(3.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.13423	$13.17192	65,536
01/01/2011 to 12/31/2011	$13.17192	$12.43126	29,622
01/01/2012 to 12/31/2012	$12.43126	$13.56586	36,253
01/01/2013 to 12/31/2013	$13.56586	$14.46408	11,985
01/01/2014 to 12/31/2014	$14.46408	$14.55840	21,734
01/01/2015 to 12/31/2015	$14.55840	$13.65997	12,885
01/01/2016 to 12/31/2016	$13.65997	$14.08352	6,722
01/01/2017 to 12/31/2017	$14.08352	$15.37365	19,724
01/01/2018 to 12/31/2018	$15.37365	$13.68977	3,906
01/01/2019 to 12/31/2019	$13.68977	$15.40315	11,000
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$12.32995	$13.59257	52,061
01/01/2011 to 12/31/2011	$13.59257	$13.19353	26,435
01/01/2012 to 12/31/2012	$13.19353	$14.53629	36,464
01/01/2013 to 12/31/2013	$14.53629	$16.42647	19,293
01/01/2014 to 12/31/2014	$16.42647	$16.89820	28,366
01/01/2015 to 12/31/2015	$16.89820	$16.51440	13,993
01/01/2016 to 12/31/2016	$16.51440	$17.14989	9,439
01/01/2017 to 12/31/2017	$17.14989	$19.44290	8,027
01/01/2018 to 12/31/2018	$19.44290	$17.73716	3,043
01/01/2019 to 12/31/2019	$17.73716	$20.95535	10,133
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$11.85733	$12.86591	39,827
01/01/2011 to 12/31/2011	$12.86591	$12.24761	16,831
01/01/2012 to 12/31/2012	$12.24761	$13.09430	20,040
01/01/2013 to 12/31/2013	$13.09430	$14.27418	5,148
01/01/2014 to 12/31/2014	$14.27418	$14.55015	10,773
01/01/2015 to 12/31/2015	$14.55015	$14.08292	6,595
01/01/2016 to 12/31/2016	$14.08292	$14.31192	3,041
01/01/2017 to 12/31/2017	$14.31192	$16.12922	6,745
01/01/2018 to 12/31/2018	$16.12922	$14.39900	2,025
01/01/2019 to 12/31/2019	$14.39900	$16.47937	4,983
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99745	$11.52409	0
01/01/2014 to 12/31/2014	$11.52409	$12.64404	0
01/01/2015 to 12/31/2015	$12.64404	$12.47014	0
01/01/2016 to 12/31/2016	$12.47014	$13.38475	0
01/01/2017 to 12/31/2017	$13.38475	$15.85046	0
01/01/2018 to 12/31/2018	$15.85046	$14.11453	0
01/01/2019 to 12/31/2019	$14.11453	$16.77372	0

A-95

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.96015	$13.02349	131,786
01/01/2011 to 12/31/2011	$13.02349	$12.47353	52,667
01/01/2012 to 12/31/2012	$12.47353	$13.60110	56,424
01/01/2013 to 12/31/2013	$13.60110	$15.51347	26,419
01/01/2014 to 12/31/2014	$15.51347	$16.02123	35,868
01/01/2015 to 12/31/2015	$16.02123	$15.60653	19,466
01/01/2016 to 12/31/2016	$15.60653	$16.08478	10,566
01/01/2017 to 12/31/2017	$16.08478	$17.92023	9,394
01/01/2018 to 12/31/2018	$17.92023	$16.51349	3,621
01/01/2019 to 12/31/2019	$16.51349	$19.11860	4,491
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99745	$9.07909	0
01/01/2012 to 12/31/2012	$9.07909	$9.84874	0
01/01/2013 to 12/31/2013	$9.84874	$10.58473	3,133
01/01/2014 to 12/31/2014	$10.58473	$10.76426	3,650
01/01/2015 to 12/31/2015	$10.76426	$10.12275	1,167
01/01/2016 to 12/31/2016	$10.12275	$10.49795	630
01/01/2017 to 12/31/2017	$10.49795	$11.46232	277
01/01/2018 to 12/31/2018	$11.46232	$10.52425	89
01/01/2019 to 12/31/2019	$10.52425	$12.00129	161
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$10.41264	$10.48881	8,917
01/01/2011 to 12/31/2011	$10.48881	$10.39821	3,150
01/01/2012 to 12/31/2012	$10.39821	$10.55386	3,391
01/01/2013 to 12/31/2013	$10.55386	$10.00959	590
01/01/2014 to 12/31/2014	$10.00959	$9.69502	546
01/01/2015 to 12/31/2015	$9.69502	$9.44474	376
01/01/2016 to 12/31/2016	$9.44474	$9.30721	302
01/01/2017 to 12/31/2017	$9.30721	$9.17786	312
01/01/2018 to 12/31/2018	$9.17786	$8.96257	245
01/01/2019 to 12/31/2019	$8.96257	$9.09083	17
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$10.97629	$11.46296	174,087
01/01/2011 to 12/31/2011	$11.46296	$11.46724	92,726
01/01/2012 to 12/31/2012	$11.46724	$12.15323	96,820
01/01/2013 to 12/31/2013	$12.15323	$11.56610	35,919
01/01/2014 to 12/31/2014	$11.56610	$11.68773	32,447
01/01/2015 to 12/31/2015	$11.68773	$11.09239	10,690
01/01/2016 to 12/31/2016	$11.09239	$11.20959	6,473
01/01/2017 to 12/31/2017	$11.20959	$11.34268	8,466
01/01/2018 to 12/31/2018	$11.34268	$10.92236	2,599
01/01/2019 to 12/31/2019	$10.92236	$11.56618	7,115
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.51126	$10.26888	0
01/01/2011 to 12/31/2011	$10.26888	$11.54677	0
01/01/2012 to 12/31/2012	$11.54677	$11.84987	57,097
01/01/2013 to 12/31/2013	$11.84987	$10.93332	75,887
01/01/2014 to 12/31/2014	$10.93332	$11.05193	30,895
01/01/2015 to 12/31/2015	$11.05193	$10.82962	25,134
01/01/2016 to 12/31/2016	$10.82962	$10.65201	16,045
01/01/2017 to 12/31/2017	$10.65201	$10.40648	18,460
01/01/2018 to 12/31/2018	$10.40648	$10.14435	107,109
01/01/2019 to 12/31/2019	$10.14435	$9.97252	0

A-96

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.18840	$9.96331	67,081
01/01/2011 to 12/31/2011	$9.96331	$11.46436	5,989
01/01/2012 to 12/31/2012	$11.46436	$11.81648	3,224
01/01/2013 to 12/31/2013	$11.81648	$10.70951	100,166
01/01/2014 to 12/31/2014	$10.70951	$11.02243	58,122
01/01/2015 to 12/31/2015	$11.02243	$10.84945	72,462
01/01/2016 to 12/31/2016	$10.84945	$10.72518	59,214
01/01/2017 to 12/31/2017	$10.72518	$10.49099	22,390
01/01/2018 to 12/31/2018	$10.49099	$10.19900	24,210
01/01/2019 to 12/31/2019	$10.19900	$10.23382	78,566
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99661	$10.86825	55,827
01/01/2011 to 12/31/2011	$10.86825	$12.67668	479,189
01/01/2012 to 12/31/2012	$12.67668	$13.12442	250,845
01/01/2013 to 12/31/2013	$13.12442	$11.83332	78,873
01/01/2014 to 12/31/2014	$11.83332	$12.35365	169,047
01/01/2015 to 12/31/2015	$12.35365	$12.19038	135,676
01/01/2016 to 12/31/2016	$12.19038	$12.05982	107,083
01/01/2017 to 12/31/2017	$12.05982	$11.87777	39,969
01/01/2018 to 12/31/2018	$11.87777	$11.52135	45,222
01/01/2019 to 12/31/2019	$11.52135	$11.73599	18,532
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99745	$11.86808	148,179
01/01/2012 to 12/31/2012	$11.86808	$12.17835	231,919
01/01/2013 to 12/31/2013	$12.17835	$10.65620	25,469
01/01/2014 to 12/31/2014	$10.65620	$11.40245	15,562
01/01/2015 to 12/31/2015	$11.40245	$11.28653	63,122
01/01/2016 to 12/31/2016	$11.28653	$11.14290	56,736
01/01/2017 to 12/31/2017	$11.14290	$10.97341	30,470
01/01/2018 to 12/31/2018	$10.97341	$10.62125	31,856
01/01/2019 to 12/31/2019	$10.62125	$10.90390	26,195
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99662	$10.26629	77,251
01/01/2013 to 12/31/2013	$10.26629	$8.93791	685,322
01/01/2014 to 12/31/2014	$8.93791	$9.75885	475,047
01/01/2015 to 12/31/2015	$9.75885	$9.71746	181,993
01/01/2016 to 12/31/2016	$9.71746	$9.60176	146,254
01/01/2017 to 12/31/2017	$9.60176	$9.46757	141,379
01/01/2018 to 12/31/2018	$9.46757	$9.15306	139,108
01/01/2019 to 12/31/2019	$9.15306	$9.45152	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99830	$8.63809	347,529
01/01/2014 to 12/31/2014	$8.63809	$9.59655	177,322
01/01/2015 to 12/31/2015	$9.59655	$9.56811	10,739
01/01/2016 to 12/31/2016	$9.56811	$9.45386	10,735
01/01/2017 to 12/31/2017	$9.45386	$9.32049	10,732
01/01/2018 to 12/31/2018	$9.32049	$8.97654	10,728
01/01/2019 to 12/31/2019	$8.97654	$9.39531	10,724
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99830	$11.15903	16,526
01/01/2015 to 12/31/2015	$11.15903	$11.03498	330,937
01/01/2016 to 12/31/2016	$11.03498	$10.96374	5,209
01/01/2017 to 12/31/2017	$10.96374	$10.82471	5,260
01/01/2018 to 12/31/2018	$10.82471	$10.41563	96,691
01/01/2019 to 12/31/2019	$10.41563	$10.97828	67,275

A-97

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99830	$9.81132	181,833
01/01/2016 to 12/31/2016	$9.81132	$9.71032	274,087
01/01/2017 to 12/31/2017	$9.71032	$9.64288	225,397
01/01/2018 to 12/31/2018	$9.64288	$9.25003	247,437
01/01/2019 to 12/31/2019	$9.25003	$9.86736	75,349
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99662	$9.75403	378,937
01/01/2017 to 12/31/2017	$9.75403	$9.71124	308,557
01/01/2018 to 12/31/2018	$9.71124	$9.29490	334,853
01/01/2019 to 12/31/2019	$9.29490	$9.97447	190,723
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99661	$9.90917	1,781
01/01/2018 to 12/31/2018	$9.90917	$9.40790	2,547
01/01/2019 to 12/31/2019	$9.40790	$10.17804	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99661	$9.53824	0
01/01/2019 to 12/31/2019	$9.53824	$10.38454	2,438
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99830	$11.09122	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.22725	$13.44012	112,968
01/01/2011 to 12/31/2011	$13.44012	$12.71472	48,818
01/01/2012 to 12/31/2012	$12.71472	$14.01774	64,061
01/01/2013 to 12/31/2013	$14.01774	$16.67266	34,911
01/01/2014 to 12/31/2014	$16.67266	$17.29480	31,756
01/01/2015 to 12/31/2015	$17.29480	$16.85680	17,277
01/01/2016 to 12/31/2016	$16.85680	$17.46123	13,019
01/01/2017 to 12/31/2017	$17.46123	$19.95897	8,986
01/01/2018 to 12/31/2018	$19.95897	$18.14380	2,409
01/01/2019 to 12/31/2019	$18.14380	$21.50410	4,496
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99745	$11.52104	0
01/01/2014 to 12/31/2014	$11.52104	$12.68979	237
01/01/2015 to 12/31/2015	$12.68979	$11.86328	106
01/01/2016 to 12/31/2016	$11.86328	$13.21562	94
01/01/2017 to 12/31/2017	$13.21562	$15.17196	79
01/01/2018 to 12/31/2018	$15.17196	$14.00575	47
01/01/2019 to 12/31/2019	$14.00575	$17.79232	0
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$13.84184	$16.13064	5,671
01/01/2011 to 12/31/2011	$16.13064	$14.85134	2,697
01/01/2012 to 12/31/2012	$14.85134	$18.25697	2,502
01/01/2013 to 12/31/2013	$18.25697	$18.46963	757
01/01/2014 to 12/31/2014	$18.46963	$20.39964	1,542
01/01/2015 to 12/31/2015	$20.39964	$19.75964	470
01/01/2016 to 12/31/2016	$19.75964	$19.33010	271
01/01/2017 to 12/31/2017	$19.33010	$20.78249	376
01/01/2018 to 12/31/2018	$20.78249	$19.19633	0
01/01/2019 to 12/31/2019	$19.19633	$23.28728	0

A-98

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.41408	$17.98463	2,762
01/01/2011 to 12/31/2011	$17.98463	$18.58624	1,055
01/01/2012 to 12/31/2012	$18.58624	$20.78393	1,973
01/01/2013 to 12/31/2013	$20.78393	$20.78128	973
01/01/2014 to 12/31/2014	$20.78128	$26.37632	1,299
01/01/2015 to 12/31/2015	$26.37632	$26.81074	824
01/01/2016 to 12/31/2016	$26.81074	$27.24708	279
01/01/2017 to 12/31/2017	$27.24708	$28.06837	333
01/01/2018 to 12/31/2018	$28.06837	$25.91371	0
01/01/2019 to 12/31/2019	$25.91371	$32.96635	0
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$12.21412	$13.54265	69,693
01/01/2011 to 12/31/2011	$13.54265	$12.93283	27,636
01/01/2012 to 12/31/2012	$12.93283	$13.87100	29,060
01/01/2013 to 12/31/2013	$13.87100	$15.43301	12,216
01/01/2014 to 12/31/2014	$15.43301	$15.43379	13,448
01/01/2015 to 12/31/2015	$15.43379	$15.11138	7,606
01/01/2016 to 12/31/2016	$15.11138	$15.27483	5,990
01/01/2017 to 12/31/2017	$15.27483	$17.24991	2,457
01/01/2018 to 12/31/2018	$17.24991	$15.42577	1,475
01/01/2019 to 12/31/2019	$15.42577	$17.94645	1,302
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$11.77962	$12.74499	48,976
01/01/2011 to 12/31/2011	$12.74499	$12.29438	29,103
01/01/2012 to 12/31/2012	$12.29438	$13.12610	27,510
01/01/2013 to 12/31/2013	$13.12610	$13.97562	3,763
01/01/2014 to 12/31/2014	$13.97562	$14.09699	12,688
01/01/2015 to 12/31/2015	$14.09699	$13.54278	15,831
01/01/2016 to 12/31/2016	$13.54278	$13.82089	6,097
01/01/2017 to 12/31/2017	$13.82089	$15.04653	7,390
01/01/2018 to 12/31/2018	$15.04653	$13.55566	3,375
01/01/2019 to 12/31/2019	$13.55566	$15.24784	10,730
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.67342	$15.57605	11,365
01/01/2011 to 12/31/2011	$15.57605	$15.29838	2,764
01/01/2012 to 12/31/2012	$15.29838	$17.15805	5,135
01/01/2013 to 12/31/2013	$17.15805	$23.09162	1,883
01/01/2014 to 12/31/2014	$23.09162	$23.99874	5,106
01/01/2015 to 12/31/2015	$23.99874	$21.98832	2,218
01/01/2016 to 12/31/2016	$21.98832	$26.50272	2,991
01/01/2017 to 12/31/2017	$26.50272	$28.82861	1,876
01/01/2018 to 12/31/2018	$28.82861	$24.01384	101
01/01/2019 to 12/31/2019	$24.01384	$28.55169	298
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.80078	$9.50418	66,807
01/01/2011 to 12/31/2011	$9.50418	$9.21691	22,753
01/01/2012 to 12/31/2012	$9.21691	$8.93594	21,654
01/01/2013 to 12/31/2013	$8.93594	$8.66333	38,219
01/01/2014 to 12/31/2014	$8.66333	$8.39917	34,608
01/01/2015 to 12/31/2015	$8.39917	$8.14297	10,538
01/01/2016 to 12/31/2016	$8.14297	$7.89524	3,237
01/01/2017 to 12/31/2017	$7.89524	$7.68106	1,578
01/01/2018 to 12/31/2018	$7.68106	$7.54238	1,173
01/01/2019 to 12/31/2019	$7.54238	$7.43589	619

A-99

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$12.43203	$13.68018	10,081
01/01/2011 to 12/31/2011	$13.68018	$13.68453	2,509
01/01/2012 to 12/31/2012	$13.68453	$15.10704	5,003
01/01/2013 to 12/31/2013	$15.10704	$15.69801	4,092
01/01/2014 to 12/31/2014	$15.69801	$15.60847	4,193
01/01/2015 to 12/31/2015	$15.60847	$14.59314	158
01/01/2016 to 12/31/2016	$14.59314	$16.32769	1,439
01/01/2017 to 12/31/2017	$16.32769	$17.01384	90
01/01/2018 to 12/31/2018	$17.01384	$16.16445	33
01/01/2019 to 12/31/2019	$16.16445	$18.06922	30
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.64759	$13.87561	14,237
01/01/2011 to 12/31/2011	$13.87561	$12.89017	2,571
01/01/2012 to 12/31/2012	$12.89017	$14.60658	3,452
01/01/2013 to 12/31/2013	$14.60658	$19.80633	2,533
01/01/2014 to 12/31/2014	$19.80633	$21.84200	2,755
01/01/2015 to 12/31/2015	$21.84200	$19.51637	1,714
01/01/2016 to 12/31/2016	$19.51637	$22.68548	873
01/01/2017 to 12/31/2017	$22.68548	$26.21723	1,408
01/01/2018 to 12/31/2018	$26.21723	$21.81645	427
01/01/2019 to 12/31/2019	$21.81645	$27.39578	1,402
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$13.18206	$14.63316	11,291
01/01/2011 to 12/31/2011	$14.63316	$12.35377	3,255
01/01/2012 to 12/31/2012	$12.35377	$14.41562	4,810
01/01/2013 to 12/31/2013	$14.41562	$16.63952	2,931
01/01/2014 to 12/31/2014	$16.63952	$15.24057	3,701
01/01/2015 to 12/31/2015	$15.24057	$15.24080	2,164
01/01/2016 to 12/31/2016	$15.24080	$14.21873	923
01/01/2017 to 12/31/2017	$14.21873	$18.67047	1,564
01/01/2018 to 12/31/2018	$18.67047	$15.68508	465
01/01/2019 to 12/31/2019	$15.68508	$20.08998	1,807
AST International Value Portfolio
01/01/2010 to 12/31/2010	$13.01465	$14.01639	2,501
01/01/2011 to 12/31/2011	$14.01639	$11.88393	1,271
01/01/2012 to 12/31/2012	$11.88393	$13.44221	1,073
01/01/2013 to 12/31/2013	$13.44221	$15.56934	345
01/01/2014 to 12/31/2014	$15.56934	$14.08243	415
01/01/2015 to 12/31/2015	$14.08243	$13.76436	251
01/01/2016 to 12/31/2016	$13.76436	$13.42303	154
01/01/2017 to 12/31/2017	$13.42303	$15.98390	225
01/01/2018 to 12/31/2018	$15.98390	$12.99339	52
01/01/2019 to 12/31/2019	$12.99339	$15.11950	126
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$12.16569	$13.42460	32,414
01/01/2011 to 12/31/2011	$13.42460	$12.94178	14,505
01/01/2012 to 12/31/2012	$12.94178	$14.25066	12,999
01/01/2013 to 12/31/2013	$14.25066	$16.06556	2,443
01/01/2014 to 12/31/2014	$16.06556	$16.56691	3,605
01/01/2015 to 12/31/2015	$16.56691	$15.89335	1,743
01/01/2016 to 12/31/2016	$15.89335	$16.21380	694
01/01/2017 to 12/31/2017	$16.21380	$18.38629	1,004
01/01/2018 to 12/31/2018	$18.38629	$16.50846	129
01/01/2019 to 12/31/2019	$16.50846	$19.11476	236

A-100

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.49762	$14.02444	15,984
01/01/2011 to 12/31/2011	$14.02444	$12.35294	3,646
01/01/2012 to 12/31/2012	$12.35294	$14.59931	4,897
01/01/2013 to 12/31/2013	$14.59931	$16.32824	2,837
01/01/2014 to 12/31/2014	$16.32824	$14.82251	3,439
01/01/2015 to 12/31/2015	$14.82251	$13.96868	1,733
01/01/2016 to 12/31/2016	$13.96868	$13.80530	460
01/01/2017 to 12/31/2017	$13.80530	$17.35196	2,443
01/01/2018 to 12/31/2018	$17.35196	$13.88128	1,107
01/01/2019 to 12/31/2019	$13.88128	$17.12163	4,282
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.58846	$12.05741	27,863
01/01/2011 to 12/31/2011	$12.05741	$11.71759	14,468
01/01/2012 to 12/31/2012	$11.71759	$12.57728	14,931
01/01/2013 to 12/31/2013	$12.57728	$13.53899	3,132
01/01/2014 to 12/31/2014	$13.53899	$13.84127	3,997
01/01/2015 to 12/31/2015	$13.84127	$13.39461	2,268
01/01/2016 to 12/31/2016	$13.39461	$13.48555	1,412
01/01/2017 to 12/31/2017	$13.48555	$14.66306	1,041
01/01/2018 to 12/31/2018	$14.66306	$13.48474	213
01/01/2019 to 12/31/2019	$13.48474	$14.98348	843
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.27125	$11.08508	692
01/01/2011 to 12/31/2011	$11.08508	$10.81864	502
01/01/2012 to 12/31/2012	$10.81864	$12.08098	5,202
01/01/2013 to 12/31/2013	$12.08098	$15.98715	3,955
01/01/2014 to 12/31/2014	$15.98715	$16.97273	1,311
01/01/2015 to 12/31/2015	$16.97273	$18.20501	137
01/01/2016 to 12/31/2016	$18.20501	$17.39269	49
01/01/2017 to 12/31/2017	$17.39269	$22.90618	0
01/01/2018 to 12/31/2018	$22.90618	$21.84586	0
01/01/2019 to 12/31/2019	$21.84586	$28.08483	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.62973	$14.66343	10,205
01/01/2011 to 12/31/2011	$14.66343	$14.08713	6,178
01/01/2012 to 12/31/2012	$14.08713	$15.33193	5,047
01/01/2013 to 12/31/2013	$15.33193	$20.30662	4,771
01/01/2014 to 12/31/2014	$20.30662	$21.77222	5,355
01/01/2015 to 12/31/2015	$21.77222	$23.23422	1,841
01/01/2016 to 12/31/2016	$23.23422	$23.78353	1,480
01/01/2017 to 12/31/2017	$23.78353	$30.66791	658
01/01/2018 to 12/31/2018	$30.66791	$28.92830	276
01/01/2019 to 12/31/2019	$28.92830	$36.91742	245
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.27574	$14.42174	7,763
01/01/2011 to 12/31/2011	$14.42174	$13.54451	3,117
01/01/2012 to 12/31/2012	$13.54451	$16.16121	6,301
01/01/2013 to 12/31/2013	$16.16121	$19.99839	2,669
01/01/2014 to 12/31/2014	$19.99839	$20.09225	6,478
01/01/2015 to 12/31/2015	$20.09225	$19.19400	1,884
01/01/2016 to 12/31/2016	$19.19400	$19.93349	2,054
01/01/2017 to 12/31/2017	$19.93349	$23.93497	1,579
01/01/2018 to 12/31/2018	$23.93497	$20.98438	17
01/01/2019 to 12/31/2019	$20.98438	$26.43924	14

A-101

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99746	$10.22384	17,403
01/01/2013 to 12/31/2013	$10.22384	$11.78687	12,005
01/01/2014 to 12/31/2014	$11.78687	$12.01464	6,593
01/01/2015 to 12/31/2015	$12.01464	$11.50362	2,031
01/01/2016 to 12/31/2016	$11.50362	$11.63565	829
01/01/2017 to 12/31/2017	$11.63565	$13.14245	2,723
01/01/2018 to 12/31/2018	$13.14245	$11.68519	871
01/01/2019 to 12/31/2019	$11.68519	$13.90759	1,273
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.07012	$13.19825	19,094
01/01/2011 to 12/31/2011	$13.19825	$12.72029	5,650
01/01/2012 to 12/31/2012	$12.72029	$14.43854	12,520
01/01/2013 to 12/31/2013	$14.43854	$19.13659	7,446
01/01/2014 to 12/31/2014	$19.13659	$20.16893	7,479
01/01/2015 to 12/31/2015	$20.16893	$20.96737	3,288
01/01/2016 to 12/31/2016	$20.96737	$20.71797	1,593
01/01/2017 to 12/31/2017	$20.71797	$26.25673	2,715
01/01/2018 to 12/31/2018	$26.25673	$25.99864	294
01/01/2019 to 12/31/2019	$25.99864	$34.72853	1,005
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99746	$10.14266	0
01/01/2013 to 12/31/2013	$10.14266	$13.22644	0
01/01/2014 to 12/31/2014	$13.22644	$14.13337	0
01/01/2015 to 12/31/2015	$14.13337	$13.60326	0
01/01/2016 to 12/31/2016	$13.60326	$14.96277	1,540
01/01/2017 to 12/31/2017	$14.96277	$17.02337	0
01/01/2018 to 12/31/2018	$17.02337	$14.82628	0
01/01/2019 to 12/31/2019	$14.82628	$18.59253	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.39410	$15.56025	11,918
01/01/2011 to 12/31/2011	$15.56025	$14.63721	5,719
01/01/2012 to 12/31/2012	$14.63721	$16.97338	5,361
01/01/2013 to 12/31/2013	$16.97338	$21.75332	3,788
01/01/2014 to 12/31/2014	$21.75332	$23.52086	5,202
01/01/2015 to 12/31/2015	$23.52086	$21.50686	3,500
01/01/2016 to 12/31/2016	$21.50686	$21.19540	1,347
01/01/2017 to 12/31/2017	$21.19540	$26.11843	1,986
01/01/2018 to 12/31/2018	$26.11843	$24.21616	598
01/01/2019 to 12/31/2019	$24.21616	$30.55741	1,346
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.62485	$16.30541	2,199
01/01/2011 to 12/31/2011	$16.30541	$15.41607	751
01/01/2012 to 12/31/2012	$15.41607	$17.50500	4,345
01/01/2013 to 12/31/2013	$17.50500	$24.10075	3,593
01/01/2014 to 12/31/2014	$24.10075	$26.69542	2,440
01/01/2015 to 12/31/2015	$26.69542	$24.42218	683
01/01/2016 to 12/31/2016	$24.42218	$27.99599	1,274
01/01/2017 to 12/31/2017	$27.99599	$30.88754	538
01/01/2018 to 12/31/2018	$30.88754	$25.01680	266
01/01/2019 to 12/31/2019	$25.01680	$29.35091	127

A-102

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$14.69657	$17.42180	8,655
01/01/2011 to 12/31/2011	$17.42180	$13.46681	3,004
01/01/2012 to 12/31/2012	$13.46681	$15.39613	3,488
01/01/2013 to 12/31/2013	$15.39613	$14.95979	966
01/01/2014 to 12/31/2014	$14.95979	$13.82416	1,352
01/01/2015 to 12/31/2015	$13.82416	$11.16036	448
01/01/2016 to 12/31/2016	$11.16036	$12.15840	177
01/01/2017 to 12/31/2017	$12.15840	$14.89827	254
01/01/2018 to 12/31/2018	$14.89827	$12.41263	93
01/01/2019 to 12/31/2019	$12.41263	$13.64040	328
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.52896	$12.35906	141,279
01/01/2011 to 12/31/2011	$12.35906	$12.10214	76,596
01/01/2012 to 12/31/2012	$12.10214	$12.94955	76,027
01/01/2013 to 12/31/2013	$12.94955	$13.71111	18,950
01/01/2014 to 12/31/2014	$13.71111	$14.06060	22,497
01/01/2015 to 12/31/2015	$14.06060	$13.65131	38,106
01/01/2016 to 12/31/2016	$13.65131	$13.96743	25,200
01/01/2017 to 12/31/2017	$13.96743	$14.91465	21,418
01/01/2018 to 12/31/2018	$14.91465	$14.04664	13,522
01/01/2019 to 12/31/2019	$14.04664	$15.62558	2,266
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01737	$10.04576	193
01/01/2012 to 12/31/2012	$10.04576	$10.43128	85
01/01/2013 to 12/31/2013	$10.43128	$9.87920	0
01/01/2014 to 12/31/2014	$9.87920	$10.15840	6,980
01/01/2015 to 12/31/2015	$10.15840	$9.82217	2,068
01/01/2016 to 12/31/2016	$9.82217	$9.92413	1,693
01/01/2017 to 12/31/2017	$9.92413	$10.16791	248
01/01/2018 to 12/31/2018	$10.16791	$9.77594	230
01/01/2019 to 12/31/2019	$9.77594	$10.40236	110
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$12.07483	$13.93339	76,341
01/01/2011 to 12/31/2011	$13.93339	$12.66957	31,690
01/01/2012 to 12/31/2012	$12.66957	$13.86953	41,291
01/01/2013 to 12/31/2013	$13.86953	$15.73600	17,345
01/01/2014 to 12/31/2014	$15.73600	$16.65928	25,798
01/01/2015 to 12/31/2015	$16.65928	$16.05220	34,968
01/01/2016 to 12/31/2016	$16.05220	$17.13484	21,049
01/01/2017 to 12/31/2017	$17.13484	$19.28801	63,229
01/01/2018 to 12/31/2018	$19.28801	$17.27629	17,936
01/01/2019 to 12/31/2019	$17.27629	$19.96176	41,028
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99745	$11.56330	0
01/01/2014 to 12/31/2014	$11.56330	$12.91939	0
01/01/2015 to 12/31/2015	$12.91939	$12.71856	0
01/01/2016 to 12/31/2016	$12.71856	$13.67032	0
01/01/2017 to 12/31/2017	$13.67032	$16.09272	0
01/01/2018 to 12/31/2018	$16.09272	$14.48359	0
01/01/2019 to 12/31/2019	$14.48359	$17.57894	0

A-103

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$12.72046	$14.18872	312
01/01/2011 to 12/31/2011	$14.18872	$14.23236	118
01/01/2012 to 12/31/2012	$14.23236	$16.39212	83
01/01/2013 to 12/31/2013	$16.39212	$21.04607	34
01/01/2014 to 12/31/2014	$21.04607	$23.91656	165
01/01/2015 to 12/31/2015	$23.91656	$23.90105	79
01/01/2016 to 12/31/2016	$23.90105	$26.61438	68
01/01/2017 to 12/31/2017	$26.61438	$31.54687	89
01/01/2018 to 12/31/2018	$31.54687	$28.06655	27
01/01/2019 to 12/31/2019	$28.06655	$33.86796	77
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99745	$8.81461	0
01/01/2012 to 12/31/2012	$8.81461	$9.66972	0
01/01/2013 to 12/31/2013	$9.66972	$11.47465	0
01/01/2014 to 12/31/2014	$11.47465	$11.84786	0
01/01/2015 to 12/31/2015	$11.84786	$11.50381	0
01/01/2016 to 12/31/2016	$11.50381	$11.85901	0
01/01/2017 to 12/31/2017	$11.85901	$13.58988	0
01/01/2018 to 12/31/2018	$13.58988	$12.31307	0
01/01/2019 to 12/31/2019	$12.31307	$14.46894	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.89626	$16.57264	4,862
01/01/2011 to 12/31/2011	$16.57264	$13.96101	5,255
01/01/2012 to 12/31/2012	$13.96101	$16.25136	5,823
01/01/2013 to 12/31/2013	$16.25136	$22.18619	4,781
01/01/2014 to 12/31/2014	$22.18619	$22.57224	6,128
01/01/2015 to 12/31/2015	$22.57224	$22.17579	3,068
01/01/2016 to 12/31/2016	$22.17579	$23.15637	2,333
01/01/2017 to 12/31/2017	$23.15637	$28.66935	1,802
01/01/2018 to 12/31/2018	$28.66935	$24.77626	568
01/01/2019 to 12/31/2019	$24.77626	$32.78422	1,286
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.04607	$17.25484	4,684
01/01/2011 to 12/31/2011	$17.25484	$16.56567	1,545
01/01/2012 to 12/31/2012	$16.56567	$18.01496	4,955
01/01/2013 to 12/31/2013	$18.01496	$23.60916	3,505
01/01/2014 to 12/31/2014	$23.60916	$23.76318	1,821
01/01/2015 to 12/31/2015	$23.76318	$23.21933	565
01/01/2016 to 12/31/2016	$23.21933	$25.23170	359
01/01/2017 to 12/31/2017	$25.23170	$30.31524	296
01/01/2018 to 12/31/2018	$30.31524	$26.91557	125
01/01/2019 to 12/31/2019	$26.91557	$33.95462	16
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.85470	$15.70267	9,508
01/01/2011 to 12/31/2011	$15.70267	$14.31444	2,394
01/01/2012 to 12/31/2012	$14.31444	$16.39737	3,290
01/01/2013 to 12/31/2013	$16.39737	$21.84352	2,171
01/01/2014 to 12/31/2014	$21.84352	$22.29292	2,870
01/01/2015 to 12/31/2015	$22.29292	$20.68133	1,386
01/01/2016 to 12/31/2016	$20.68133	$25.90830	490
01/01/2017 to 12/31/2017	$25.90830	$26.96583	911
01/01/2018 to 12/31/2018	$26.96583	$21.67524	281
01/01/2019 to 12/31/2019	$21.67524	$25.63313	1,252

A-104

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.06428	$13.04555	45,724
01/01/2011 to 12/31/2011	$13.04555	$12.89923	20,735
01/01/2012 to 12/31/2012	$12.89923	$14.19291	29,389
01/01/2013 to 12/31/2013	$14.19291	$16.07644	15,266
01/01/2014 to 12/31/2014	$16.07644	$16.50254	25,157
01/01/2015 to 12/31/2015	$16.50254	$16.00592	14,684
01/01/2016 to 12/31/2016	$16.00592	$16.68970	6,431
01/01/2017 to 12/31/2017	$16.68970	$18.67545	5,023
01/01/2018 to 12/31/2018	$18.67545	$17.13842	1,363
01/01/2019 to 12/31/2019	$17.13842	$20.07927	436
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.07203	$14.67738	16,473
01/01/2011 to 12/31/2011	$14.67738	$13.98915	4,943
01/01/2012 to 12/31/2012	$13.98915	$15.94641	7,580
01/01/2013 to 12/31/2013	$15.94641	$22.26707	3,641
01/01/2014 to 12/31/2014	$22.26707	$23.38955	8,038
01/01/2015 to 12/31/2015	$23.38955	$24.84940	3,791
01/01/2016 to 12/31/2016	$24.84940	$24.74353	1,822
01/01/2017 to 12/31/2017	$24.74353	$33.08066	2,752
01/01/2018 to 12/31/2018	$33.08066	$33.30598	869
01/01/2019 to 12/31/2019	$33.30598	$41.40591	3,621
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.67107	$13.81326	2,749
01/01/2011 to 12/31/2011	$13.81326	$13.32671	1,157
01/01/2012 to 12/31/2012	$13.32671	$14.65094	912
01/01/2013 to 12/31/2013	$14.65094	$19.12313	533
01/01/2014 to 12/31/2014	$19.12313	$18.82863	3,009
01/01/2015 to 12/31/2015	$18.82863	$17.14728	1,113
01/01/2016 to 12/31/2016	$17.14728	$17.64438	429
01/01/2017 to 12/31/2017	$17.64438	$19.93961	663
01/01/2018 to 12/31/2018	$19.93961	$17.45117	99
01/01/2019 to 12/31/2019	$17.45117	$21.31278	1,084
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$13.66252	$15.95544	33,585
01/01/2011 to 12/31/2011	$15.95544	$13.16159	12,364
01/01/2012 to 12/31/2012	$13.16159	$13.22091	17,404
01/01/2013 to 12/31/2013	$13.22091	$14.78922	7,649
01/01/2014 to 12/31/2014	$14.78922	$13.13911	8,829
01/01/2015 to 12/31/2015	$13.13911	$10.28556	4,076
01/01/2016 to 12/31/2016	$10.28556	$12.42748	1,339
01/01/2017 to 12/31/2017	$12.42748	$13.29146	2,558
01/01/2018 to 12/31/2018	$13.29146	$10.73807	575
01/01/2019 to 12/31/2019	$10.73807	$12.16656	2,584
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.03013	$11.30797	13,161
01/01/2011 to 12/31/2011	$11.30797	$11.41592	8,552
01/01/2012 to 12/31/2012	$11.41592	$11.64546	8,562
01/01/2013 to 12/31/2013	$11.64546	$10.86650	953
01/01/2014 to 12/31/2014	$10.86650	$10.59371	1,094
01/01/2015 to 12/31/2015	$10.59371	$9.79616	886
01/01/2016 to 12/31/2016	$9.79616	$9.91198	317
01/01/2017 to 12/31/2017	$9.91198	$9.80663	92
01/01/2018 to 12/31/2018	$9.80663	$9.69588	0
01/01/2019 to 12/31/2019	$9.69588	$9.55090	0

A-105

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.14232	$15.74998	8,558
01/01/2011 to 12/31/2011	$15.74998	$14.74335	4,926
01/01/2012 to 12/31/2012	$14.74335	$16.92440	5,226
01/01/2013 to 12/31/2013	$16.92440	$21.72727	2,453
01/01/2014 to 12/31/2014	$21.72727	$24.21804	4,675
01/01/2015 to 12/31/2015	$24.21804	$21.92766	1,847
01/01/2016 to 12/31/2016	$21.92766	$24.23608	1,021
01/01/2017 to 12/31/2017	$24.23608	$27.85350	1,657
01/01/2018 to 12/31/2018	$27.85350	$22.53706	45
01/01/2019 to 12/31/2019	$22.53706	$26.03288	123
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$12.67756	$14.09005	29,905
01/01/2011 to 12/31/2011	$14.09005	$13.18898	9,998
01/01/2012 to 12/31/2012	$13.18898	$14.19349	18,422
01/01/2013 to 12/31/2013	$14.19349	$16.58218	11,668
01/01/2014 to 12/31/2014	$16.58218	$16.96128	12,844
01/01/2015 to 12/31/2015	$16.96128	$16.33977	17,657
01/01/2016 to 12/31/2016	$16.33977	$16.87628	6,547
01/01/2017 to 12/31/2017	$16.87628	$18.58733	24,244
01/01/2018 to 12/31/2018	$18.58733	$17.11687	7,514
01/01/2019 to 12/31/2019	$17.11687	$20.00585	10,602
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.68479	$11.16670	8,009
01/01/2011 to 12/31/2011	$11.16670	$11.47905	2,004
01/01/2012 to 12/31/2012	$11.47905	$12.00221	4,104
01/01/2013 to 12/31/2013	$12.00221	$11.46238	1,345
01/01/2014 to 12/31/2014	$11.46238	$11.91261	3,980
01/01/2015 to 12/31/2015	$11.91261	$11.69202	2,333
01/01/2016 to 12/31/2016	$11.69202	$11.92010	1,618
01/01/2017 to 12/31/2017	$11.92010	$12.28657	1,938
01/01/2018 to 12/31/2018	$12.28657	$11.64003	969
01/01/2019 to 12/31/2019	$11.64003	$12.67327	4,115
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99258	$9.03387	981
01/01/2012 to 12/31/2012	$9.03387	$10.39765	1,301
01/01/2013 to 12/31/2013	$10.39765	$13.20940	478
01/01/2014 to 12/31/2014	$13.20940	$14.44944	1,153
01/01/2015 to 12/31/2015	$14.44944	$14.29827	515
01/01/2016 to 12/31/2016	$14.29827	$15.91708	279
01/01/2017 to 12/31/2017	$15.91708	$16.75632	485
01/01/2018 to 12/31/2018	$16.75632	$15.01203	0
01/01/2019 to 12/31/2019	$15.01203	$18.20619	0
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$12.66779	$12.93160	1,135
01/01/2011 to 12/31/2011	$12.93160	$13.03317	509
01/01/2012 to 12/31/2012	$13.03317	$15.27536	646
01/01/2013 to 12/31/2013	$15.27536	$20.81404	58
01/01/2014 to 12/31/2014	$20.81404	$24.14868	145
01/01/2015 to 12/31/2015	$24.14868	$24.15257	74
01/01/2016 to 12/31/2016	$24.15257	$20.73375	12
01/01/2017 to 12/31/2017	$20.73375	$23.28491	17
01/01/2018 to 12/31/2018	$23.28491	$22.77485	0
01/01/2019 to 12/31/2019	$22.77485	$29.25743	0

A-106

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04953	$9.67111	486
01/01/2013 to 12/31/2013	$9.67111	$12.84698	147
01/01/2014 to 12/31/2014	$12.84698	$13.45608	396
01/01/2015 to 12/31/2015	$13.45608	$13.20293	206
01/01/2016 to 12/31/2016	$13.20293	$12.89801	54
01/01/2017 to 12/31/2017	$12.89801	$15.31871	80
01/01/2018 to 12/31/2018	$15.31871	$14.01955	0
01/01/2019 to 12/31/2019	$14.01955	$18.25947	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12607	$9.67324	133
01/01/2017 to 12/31/2017	$9.67324	$13.23371	80
01/01/2018 to 12/31/2018	$13.23371	$10.55584	0
01/01/2019 to 12/31/2019	$10.55584	$12.54491	0
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$13.91890	$15.37162	0
01/01/2011 to 12/31/2011	$15.37162	$10.87986	0
01/01/2012 to 12/31/2012	$10.87986	$12.17969	0
01/01/2013 to 12/31/2013	$12.17969	$13.57620	0
01/01/2014 to 12/31/2014	$13.57620	$12.95552	0
01/01/2015 to 12/31/2015	$12.95552	$11.38192	0
01/01/2016 to 12/31/2016	$11.38192	$11.10639	0
01/01/2017 to 12/31/2017	$11.10639	$14.30950	0
01/01/2018 to 12/31/2018	$14.30950	$11.29105	0
01/01/2019 to 12/31/2019	$11.29105	$13.82630	0
ProFund VP Banks
01/01/2010 to 12/31/2010	$12.42852	$13.05410	0
01/01/2011 to 12/31/2011	$13.05410	$9.27026	0
01/01/2012 to 12/31/2012	$9.27026	$11.98909	0
01/01/2013 to 12/31/2013	$11.98909	$15.51237	0
01/01/2014 to 12/31/2014	$15.51237	$16.59993	0
01/01/2015 to 12/31/2015	$16.59993	$16.02391	0
01/01/2016 to 12/31/2016	$16.02391	$19.14534	0
01/01/2017 to 12/31/2017	$19.14534	$21.88954	0
01/01/2018 to 12/31/2018	$21.88954	$17.42052	0
01/01/2019 to 12/31/2019	$17.42052	$23.04180	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$14.20152	$17.85765	463
01/01/2011 to 12/31/2011	$17.85765	$14.51717	0
01/01/2012 to 12/31/2012	$14.51717	$15.26765	0
01/01/2013 to 12/31/2013	$15.26765	$17.53042	0
01/01/2014 to 12/31/2014	$17.53042	$17.28214	0
01/01/2015 to 12/31/2015	$17.28214	$14.42193	0
01/01/2016 to 12/31/2016	$14.42193	$16.56889	0
01/01/2017 to 12/31/2017	$16.56889	$19.75326	0
01/01/2018 to 12/31/2018	$19.75326	$15.76598	0
01/01/2019 to 12/31/2019	$15.76598	$17.99336	0

A-107

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bear
01/01/2010 to 12/31/2010	$7.28002	$5.80163	7,621
01/01/2011 to 12/31/2011	$5.80163	$5.12531	1,565
01/01/2012 to 12/31/2012	$5.12531	$4.14391	1,206
01/01/2013 to 12/31/2013	$4.14391	$2.95080	0
01/01/2014 to 12/31/2014	$2.95080	$2.45319	0
01/01/2015 to 12/31/2015	$2.45319	$2.26121	0
01/01/2016 to 12/31/2016	$2.26121	$1.90620	0
01/01/2017 to 12/31/2017	$1.90620	$1.51614	0
01/01/2018 to 12/31/2018	$1.51614	$1.52931	0
01/01/2019 to 12/31/2019	$1.52931	$1.14237	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$12.58475	$13.73581	0
01/01/2011 to 12/31/2011	$13.73581	$13.31784	0
01/01/2012 to 12/31/2012	$13.31784	$14.70393	0
01/01/2013 to 12/31/2013	$14.70393	$18.49759	0
01/01/2014 to 12/31/2014	$18.49759	$19.99022	0
01/01/2015 to 12/31/2015	$19.99022	$19.29166	0
01/01/2016 to 12/31/2016	$19.29166	$20.51186	0
01/01/2017 to 12/31/2017	$20.51186	$23.73511	0
01/01/2018 to 12/31/2018	$23.73511	$21.59272	0
01/01/2019 to 12/31/2019	$21.59272	$26.98045	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$12.48541	$14.20651	391
01/01/2011 to 12/31/2011	$14.20651	$14.73094	0
01/01/2012 to 12/31/2012	$14.73094	$15.83150	0
01/01/2013 to 12/31/2013	$15.83150	$19.71586	0
01/01/2014 to 12/31/2014	$19.71586	$21.06944	0
01/01/2015 to 12/31/2015	$21.06944	$21.27731	0
01/01/2016 to 12/31/2016	$21.27731	$21.36115	0
01/01/2017 to 12/31/2017	$21.36115	$23.82977	0
01/01/2018 to 12/31/2018	$23.82977	$19.67932	0
01/01/2019 to 12/31/2019	$19.67932	$24.14707	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$12.22381	$14.38622	399
01/01/2011 to 12/31/2011	$14.38622	$14.71530	0
01/01/2012 to 12/31/2012	$14.71530	$17.41816	0
01/01/2013 to 12/31/2013	$17.41816	$23.62000	0
01/01/2014 to 12/31/2014	$23.62000	$25.75302	0
01/01/2015 to 12/31/2015	$25.75302	$26.13847	0
01/01/2016 to 12/31/2016	$26.13847	$26.40418	0
01/01/2017 to 12/31/2017	$26.40418	$30.30369	0
01/01/2018 to 12/31/2018	$30.30369	$29.55502	0
01/01/2019 to 12/31/2019	$29.55502	$35.71374	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$13.54745	$13.48040	0
01/01/2011 to 12/31/2011	$13.48040	$11.90848	0
01/01/2012 to 12/31/2012	$11.90848	$13.46050	0
01/01/2013 to 12/31/2013	$13.46050	$15.87354	0
01/01/2014 to 12/31/2014	$15.87354	$14.05845	0
01/01/2015 to 12/31/2015	$14.05845	$12.14672	0
01/01/2016 to 12/31/2016	$12.14672	$12.69695	0
01/01/2017 to 12/31/2017	$12.69695	$14.73760	0
01/01/2018 to 12/31/2018	$14.73760	$12.26703	0
01/01/2019 to 12/31/2019	$12.26703	$14.00848	0

A-108

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2010 to 12/31/2010	$12.79385	$13.75964	685
01/01/2011 to 12/31/2011	$13.75964	$11.49511	115
01/01/2012 to 12/31/2012	$11.49511	$13.89971	179
01/01/2013 to 12/31/2013	$13.89971	$17.79890	20
01/01/2014 to 12/31/2014	$17.79890	$19.48511	0
01/01/2015 to 12/31/2015	$19.48511	$18.60841	0
01/01/2016 to 12/31/2016	$18.60841	$20.80645	0
01/01/2017 to 12/31/2017	$20.80645	$23.84339	0
01/01/2018 to 12/31/2018	$23.84339	$20.70150	0
01/01/2019 to 12/31/2019	$20.70150	$26.14568	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$12.70067	$12.66363	0
01/01/2011 to 12/31/2011	$12.66363	$13.51983	0
01/01/2012 to 12/31/2012	$13.51983	$15.38790	0
01/01/2013 to 12/31/2013	$15.38790	$20.85042	0
01/01/2014 to 12/31/2014	$20.85042	$25.00549	0
01/01/2015 to 12/31/2015	$25.00549	$25.46054	0
01/01/2016 to 12/31/2016	$25.46054	$23.68543	0
01/01/2017 to 12/31/2017	$23.68543	$27.76902	0
01/01/2018 to 12/31/2018	$27.76902	$28.11130	0
01/01/2019 to 12/31/2019	$28.11130	$32.53333	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.69585	$15.23222	0
01/01/2011 to 12/31/2011	$15.23222	$14.50480	0
01/01/2012 to 12/31/2012	$14.50480	$16.28309	0
01/01/2013 to 12/31/2013	$16.28309	$21.81545	0
01/01/2014 to 12/31/2014	$21.81545	$22.32964	0
01/01/2015 to 12/31/2015	$22.32964	$20.90810	0
01/01/2016 to 12/31/2016	$20.90810	$23.82925	0
01/01/2017 to 12/31/2017	$23.82925	$28.27971	0
01/01/2018 to 12/31/2018	$28.27971	$23.91273	0
01/01/2019 to 12/31/2019	$23.91273	$30.25281	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.28846	$10.22922	0
01/01/2011 to 12/31/2011	$10.22922	$8.07886	0
01/01/2012 to 12/31/2012	$8.07886	$9.62924	0
01/01/2013 to 12/31/2013	$9.62924	$13.83901	0
01/01/2014 to 12/31/2014	$13.83901	$13.84983	0
01/01/2015 to 12/31/2015	$13.84983	$14.20745	0
01/01/2016 to 12/31/2016	$14.20745	$13.83227	0
01/01/2017 to 12/31/2017	$13.83227	$15.88631	0
01/01/2018 to 12/31/2018	$15.88631	$13.60724	0
01/01/2019 to 12/31/2019	$13.60724	$15.83045	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$12.55877	$13.78125	0
01/01/2011 to 12/31/2011	$13.78125	$13.77998	0
01/01/2012 to 12/31/2012	$13.77998	$15.05791	0
01/01/2013 to 12/31/2013	$15.05791	$19.07560	0
01/01/2014 to 12/31/2014	$19.07560	$20.88463	0
01/01/2015 to 12/31/2015	$20.88463	$21.00839	0
01/01/2016 to 12/31/2016	$21.00839	$21.39086	0
01/01/2017 to 12/31/2017	$21.39086	$25.98613	0
01/01/2018 to 12/31/2018	$25.98613	$24.72055	0
01/01/2019 to 12/31/2019	$24.72055	$30.89063	0

A-109

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$12.61406	$13.80651	699
01/01/2011 to 12/31/2011	$13.80651	$13.21492	66
01/01/2012 to 12/31/2012	$13.21492	$14.78669	87
01/01/2013 to 12/31/2013	$14.78669	$18.62134	0
01/01/2014 to 12/31/2014	$18.62134	$19.94448	0
01/01/2015 to 12/31/2015	$19.94448	$18.42042	0
01/01/2016 to 12/31/2016	$18.42042	$20.61616	0
01/01/2017 to 12/31/2017	$20.61616	$22.67468	0
01/01/2018 to 12/31/2018	$22.67468	$19.64338	0
01/01/2019 to 12/31/2019	$19.64338	$24.71477	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$12.58120	$15.66418	702
01/01/2011 to 12/31/2011	$15.66418	$14.74776	66
01/01/2012 to 12/31/2012	$14.74776	$16.49618	88
01/01/2013 to 12/31/2013	$16.49618	$20.87531	0
01/01/2014 to 12/31/2014	$20.87531	$21.43093	0
01/01/2015 to 12/31/2015	$21.43093	$20.83622	0
01/01/2016 to 12/31/2016	$20.83622	$22.80383	0
01/01/2017 to 12/31/2017	$22.80383	$26.15801	0
01/01/2018 to 12/31/2018	$26.15801	$22.31833	0
01/01/2019 to 12/31/2019	$22.31833	$26.88307	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$12.68222	$14.81037	0
01/01/2011 to 12/31/2011	$14.81037	$13.79590	0
01/01/2012 to 12/31/2012	$13.79590	$15.58971	0
01/01/2013 to 12/31/2013	$15.58971	$19.97523	0
01/01/2014 to 12/31/2014	$19.97523	$21.33849	0
01/01/2015 to 12/31/2015	$21.33849	$18.98605	0
01/01/2016 to 12/31/2016	$18.98605	$22.88946	0
01/01/2017 to 12/31/2017	$22.88946	$24.54757	0
01/01/2018 to 12/31/2018	$24.54757	$20.63226	0
01/01/2019 to 12/31/2019	$20.63226	$24.82031	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$12.96411	$14.86216	0
01/01/2011 to 12/31/2011	$14.86216	$14.61951	0
01/01/2012 to 12/31/2012	$14.61951	$16.47335	0
01/01/2013 to 12/31/2013	$16.47335	$21.44527	0
01/01/2014 to 12/31/2014	$21.44527	$24.32704	0
01/01/2015 to 12/31/2015	$24.32704	$25.34329	0
01/01/2016 to 12/31/2016	$25.34329	$25.86408	0
01/01/2017 to 12/31/2017	$25.86408	$32.69450	0
01/01/2018 to 12/31/2018	$32.69450	$31.09910	0
01/01/2019 to 12/31/2019	$31.09910	$41.21696	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.85296	$13.53277	340
01/01/2011 to 12/31/2011	$13.53277	$13.41562	115
01/01/2012 to 12/31/2012	$13.41562	$13.38239	133
01/01/2013 to 12/31/2013	$13.38239	$16.09745	36
01/01/2014 to 12/31/2014	$16.09745	$13.91000	0
01/01/2015 to 12/31/2015	$13.91000	$10.33337	0
01/01/2016 to 12/31/2016	$10.33337	$12.44203	0
01/01/2017 to 12/31/2017	$12.44203	$11.68065	0
01/01/2018 to 12/31/2018	$11.68065	$9.03240	0
01/01/2019 to 12/31/2019	$9.03240	$9.50279	0

A-110

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$13.00324	$12.66688	0
01/01/2011 to 12/31/2011	$12.66688	$14.26265	0
01/01/2012 to 12/31/2012	$14.26265	$15.46567	0
01/01/2013 to 12/31/2013	$15.46567	$19.73648	0
01/01/2014 to 12/31/2014	$19.73648	$22.83920	0
01/01/2015 to 12/31/2015	$22.83920	$23.12647	0
01/01/2016 to 12/31/2016	$23.12647	$21.58579	0
01/01/2017 to 12/31/2017	$21.58579	$23.09704	0
01/01/2018 to 12/31/2018	$23.09704	$21.00053	0
01/01/2019 to 12/31/2019	$21.00053	$23.21847	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.58926	$17.51370	0
01/01/2011 to 12/31/2011	$17.51370	$13.71759	0
01/01/2012 to 12/31/2012	$13.71759	$11.36370	0
01/01/2013 to 12/31/2013	$11.36370	$6.83628	0
01/01/2014 to 12/31/2014	$6.83628	$5.04567	0
01/01/2015 to 12/31/2015	$5.04567	$3.28445	0
01/01/2016 to 12/31/2016	$3.28445	$4.96212	0
01/01/2017 to 12/31/2017	$4.96212	$5.06520	0
01/01/2018 to 12/31/2018	$5.06520	$4.24849	0
01/01/2019 to 12/31/2019	$4.24849	$6.01297	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$13.93580	$16.84738	40
01/01/2011 to 12/31/2011	$16.84738	$17.11038	0
01/01/2012 to 12/31/2012	$17.11038	$19.43602	0
01/01/2013 to 12/31/2013	$19.43602	$18.86046	0
01/01/2014 to 12/31/2014	$18.86046	$22.86014	0
01/01/2015 to 12/31/2015	$22.86014	$22.23471	0
01/01/2016 to 12/31/2016	$22.23471	$22.79285	0
01/01/2017 to 12/31/2017	$22.79285	$23.87861	0
01/01/2018 to 12/31/2018	$23.87861	$21.82735	0
01/01/2019 to 12/31/2019	$21.82735	$26.82437	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$10.16080	$8.27192	7,909
01/01/2011 to 12/31/2011	$8.27192	$5.01224	1,557
01/01/2012 to 12/31/2012	$5.01224	$4.52190	1,288
01/01/2013 to 12/31/2013	$4.52190	$5.10637	22
01/01/2014 to 12/31/2014	$5.10637	$3.45253	0
01/01/2015 to 12/31/2015	$3.45253	$3.29406	0
01/01/2016 to 12/31/2016	$3.29406	$3.02906	0
01/01/2017 to 12/31/2017	$3.02906	$2.58720	0
01/01/2018 to 12/31/2018	$2.58720	$2.61226	0
01/01/2019 to 12/31/2019	$2.61226	$2.09156	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$7.05307	$5.38906	0
01/01/2011 to 12/31/2011	$5.38906	$4.67771	0
01/01/2012 to 12/31/2012	$4.67771	$3.68232	0
01/01/2013 to 12/31/2013	$3.68232	$2.52023	0
01/01/2014 to 12/31/2014	$2.52023	$1.96969	0
01/01/2015 to 12/31/2015	$1.96969	$1.66059	0
01/01/2016 to 12/31/2016	$1.66059	$1.44818	0
01/01/2017 to 12/31/2017	$1.44818	$1.04949	0
01/01/2018 to 12/31/2018	$1.04949	$0.98797	0
01/01/2019 to 12/31/2019	$0.98797	$0.68915	0

A-111

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$12.49984	$15.23657	28
01/01/2011 to 12/31/2011	$15.23657	$14.96200	0
01/01/2012 to 12/31/2012	$14.96200	$16.31528	0
01/01/2013 to 12/31/2013	$16.31528	$22.21262	0
01/01/2014 to 12/31/2014	$22.21262	$22.00304	0
01/01/2015 to 12/31/2015	$22.00304	$21.58202	0
01/01/2016 to 12/31/2016	$21.58202	$25.15968	0
01/01/2017 to 12/31/2017	$25.15968	$27.55817	0
01/01/2018 to 12/31/2018	$27.55817	$25.17726	0
01/01/2019 to 12/31/2019	$25.17726	$29.07576	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$12.32237	$14.58729	721
01/01/2011 to 12/31/2011	$14.58729	$13.56286	68
01/01/2012 to 12/31/2012	$13.56286	$15.27280	90
01/01/2013 to 12/31/2013	$15.27280	$20.38595	0
01/01/2014 to 12/31/2014	$20.38595	$20.91327	0
01/01/2015 to 12/31/2015	$20.91327	$18.59676	0
01/01/2016 to 12/31/2016	$18.59676	$23.21990	0
01/01/2017 to 12/31/2017	$23.21990	$24.70007	0
01/01/2018 to 12/31/2018	$24.70007	$20.53869	0
01/01/2019 to 12/31/2019	$20.53869	$24.40539	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.94892	$12.28056	966
01/01/2011 to 12/31/2011	$12.28056	$12.12913	120
01/01/2012 to 12/31/2012	$12.12913	$13.70071	174
01/01/2013 to 12/31/2013	$13.70071	$14.88601	14
01/01/2014 to 12/31/2014	$14.88601	$14.51361	0
01/01/2015 to 12/31/2015	$14.51361	$14.28508	0
01/01/2016 to 12/31/2016	$14.28508	$16.85040	0
01/01/2017 to 12/31/2017	$16.85040	$15.99090	0
01/01/2018 to 12/31/2018	$15.99090	$13.15895	0
01/01/2019 to 12/31/2019	$13.15895	$14.64179	0
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$8.84748	$9.44439	156
01/01/2011 to 12/31/2011	$9.44439	$13.14239	0
01/01/2012 to 12/31/2012	$13.14239	$12.86475	0
01/01/2013 to 12/31/2013	$12.86475	$10.08838	0
01/01/2014 to 12/31/2014	$10.08838	$13.34034	0
01/01/2015 to 12/31/2015	$13.34034	$12.20372	0
01/01/2016 to 12/31/2016	$12.20372	$11.79611	0
01/01/2017 to 12/31/2017	$11.79611	$12.52254	0
01/01/2018 to 12/31/2018	$12.52254	$11.48023	0
01/01/2019 to 12/31/2019	$11.48023	$13.15814	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$15.92319	$23.10751	0
01/01/2011 to 12/31/2011	$23.10751	$19.34555	0
01/01/2012 to 12/31/2012	$19.34555	$24.84787	0
01/01/2013 to 12/31/2013	$24.84787	$41.10193	0
01/01/2014 to 12/31/2014	$41.10193	$45.96184	0
01/01/2015 to 12/31/2015	$45.96184	$40.48289	0
01/01/2016 to 12/31/2016	$40.48289	$54.13318	0
01/01/2017 to 12/31/2017	$54.13318	$67.63474	0
01/01/2018 to 12/31/2018	$67.63474	$48.00781	0
01/01/2019 to 12/31/2019	$48.00781	$68.78656	0

A-112

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2010 to 12/31/2010	$12.17303	$12.50419	483
01/01/2011 to 12/31/2011	$12.50419	$14.24648	45
01/01/2012 to 12/31/2012	$14.24648	$13.83041	60
01/01/2013 to 12/31/2013	$13.83041	$15.19367	0
01/01/2014 to 12/31/2014	$15.19367	$18.54346	0
01/01/2015 to 12/31/2015	$18.54346	$16.82682	0
01/01/2016 to 12/31/2016	$16.82682	$18.77503	0
01/01/2017 to 12/31/2017	$18.77503	$20.14092	0
01/01/2018 to 12/31/2018	$20.14092	$20.08630	0
01/01/2019 to 12/31/2019	$20.08630	$23.92830	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$13.31770	$14.72056	0
01/01/2011 to 12/31/2011	$14.72056	$12.14334	0
01/01/2012 to 12/31/2012	$12.14334	$14.40902	0
01/01/2013 to 12/31/2013	$14.40902	$16.60563	0
01/01/2014 to 12/31/2014	$16.60563	$15.17900	0
01/01/2015 to 12/31/2015	$15.17900	$15.21142	0
01/01/2016 to 12/31/2016	$15.21142	$14.22031	0
01/01/2017 to 12/31/2017	$14.22031	$18.72603	0
01/01/2018 to 12/31/2018	$18.72603	$15.82578	0
01/01/2019 to 12/31/2019	$15.82578	$20.31174	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.94130	$14.34428	0
01/01/2011 to 12/31/2011	$14.34428	$12.12850	0
01/01/2012 to 12/31/2012	$12.12850	$13.36647	0
01/01/2013 to 12/31/2013	$13.36647	$15.54281	0
01/01/2014 to 12/31/2014	$15.54281	$14.26996	0
01/01/2015 to 12/31/2015	$14.26996	$14.15232	0
01/01/2016 to 12/31/2016	$14.15232	$14.16841	0
01/01/2017 to 12/31/2017	$14.16841	$17.15261	0
01/01/2018 to 12/31/2018	$17.15261	$13.82316	0
01/01/2019 to 12/31/2019	$13.82316	$15.47926	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.82477	$14.81485	0
01/01/2011 to 12/31/2011	$14.81485	$13.59427	0
01/01/2012 to 12/31/2012	$13.59427	$15.91436	0
01/01/2013 to 12/31/2013	$15.91436	$21.63442	0
01/01/2014 to 12/31/2014	$21.63442	$21.83186	0
01/01/2015 to 12/31/2015	$21.83186	$21.50910	0
01/01/2016 to 12/31/2016	$21.50910	$21.01476	0
01/01/2017 to 12/31/2017	$21.01476	$27.49783	0
01/01/2018 to 12/31/2018	$27.49783	$26.79266	0
01/01/2019 to 12/31/2019	$26.79266	$35.68917	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59287	$12.16761	0
01/01/2011 to 12/31/2011	$12.16761	$11.28480	0
01/01/2012 to 12/31/2012	$11.28480	$11.82722	0
01/01/2013 to 12/31/2013	$11.82722	$17.26398	0
01/01/2014 to 12/31/2014	$17.26398	$16.45706	0
01/01/2015 to 12/31/2015	$16.45706	$15.53456	0
01/01/2016 to 12/31/2016	$15.53456	$16.28261	0
01/01/2017 to 12/31/2017	$16.28261	$19.91418	0
01/01/2018 to 12/31/2018	$19.91418	$19.58788	0
01/01/2019 to 12/31/2019	$19.58788	$23.79715	0
*Denotes the start date of these sub-accounts

A-113

ASL II
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With No Optional Benefits (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.69830	$14.53399	627,620
01/01/2011 to 12/31/2011	$14.53399	$14.68710	1,447,058
01/01/2012 to 12/31/2012	$14.68710	$16.48448	880,304
01/01/2013 to 12/31/2013	$16.48448	$17.83668	528,834
01/01/2014 to 12/31/2014	$17.83668	$17.95275	298,989
01/01/2015 to 12/31/2015	$17.95275	$17.68377	173,339
01/01/2016 to 12/31/2016	$17.68377	$18.95821	223,472
01/01/2017 to 12/31/2017	$18.95821	$19.54026	160,140
01/01/2018 to 12/31/2018	$19.54026	$19.09859	55,759
01/01/2019 to 12/31/2019	$19.09859	$21.11851	131,640
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.69733	$10.67839	133,580,486
01/01/2011 to 12/31/2011	$10.67839	$10.22319	102,346,558
01/01/2012 to 12/31/2012	$10.22319	$11.31782	108,178,074
01/01/2013 to 12/31/2013	$11.31782	$12.24138	100,174,797
01/01/2014 to 12/31/2014	$12.24138	$12.49905	87,606,755
01/01/2015 to 12/31/2015	$12.49905	$11.89713	68,782,936
01/01/2016 to 12/31/2016	$11.89713	$12.44263	58,214,019
01/01/2017 to 12/31/2017	$12.44263	$13.77806	54,102,792
01/01/2018 to 12/31/2018	$13.77806	$12.44714	33,516,521
01/01/2019 to 12/31/2019	$12.44714	$14.20721	28,389,584
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.83646	$11.00020	68,974,007
01/01/2011 to 12/31/2011	$11.00020	$10.83106	55,424,347
01/01/2012 to 12/31/2012	$10.83106	$12.10614	63,361,367
01/01/2013 to 12/31/2013	$12.10614	$13.87770	63,758,948
01/01/2014 to 12/31/2014	$13.87770	$14.48241	59,078,042
01/01/2015 to 12/31/2015	$14.48241	$14.35789	52,619,003
01/01/2016 to 12/31/2016	$14.35789	$15.12506	46,176,929
01/01/2017 to 12/31/2017	$15.12506	$17.39421	41,774,384
01/01/2018 to 12/31/2018	$17.39421	$16.09882	31,714,658
01/01/2019 to 12/31/2019	$16.09882	$19.29424	23,219,379
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.68011	$9.55431	54,818,248
01/01/2011 to 12/31/2011	$9.55431	$9.22617	46,132,040
01/01/2012 to 12/31/2012	$9.22617	$10.00670	48,879,191
01/01/2013 to 12/31/2013	$10.00670	$11.06575	45,150,001
01/01/2014 to 12/31/2014	$11.06575	$11.44247	40,205,928
01/01/2015 to 12/31/2015	$11.44247	$11.23501	40,797,665
01/01/2016 to 12/31/2016	$11.23501	$11.58210	35,232,688
01/01/2017 to 12/31/2017	$11.58210	$13.24060	32,661,609
01/01/2018 to 12/31/2018	$13.24060	$11.99194	22,626,183
01/01/2019 to 12/31/2019	$11.99194	$13.92257	17,014,853

A-114

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99863	$10.09535	48,359
01/01/2014 to 12/31/2014	$10.09535	$9.61837	82,633
01/01/2015 to 12/31/2015	$9.61837	$7.99094	118,874
01/01/2016 to 12/31/2016	$7.99094	$8.90998	119,085
01/01/2017 to 12/31/2017	$8.90998	$11.82619	171,113
01/01/2018 to 12/31/2018	$11.82619	$9.42540	104,234
01/01/2019 to 12/31/2019	$9.42540	$10.92042	93,307
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.63729	58,666
01/01/2014 to 12/31/2014	$11.63729	$12.95262	125,345
01/01/2015 to 12/31/2015	$12.95262	$12.95892	117,691
01/01/2016 to 12/31/2016	$12.95892	$14.10972	159,404
01/01/2017 to 12/31/2017	$14.10972	$16.94933	119,700
01/01/2018 to 12/31/2018	$16.94933	$15.31237	94,423
01/01/2019 to 12/31/2019	$15.31237	$18.46005	59,494
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.94508	$10.98534	124,066,065
01/01/2011 to 12/31/2011	$10.98534	$10.67303	99,522,684
01/01/2012 to 12/31/2012	$10.67303	$11.80621	107,656,583
01/01/2013 to 12/31/2013	$11.80621	$13.66059	103,827,389
01/01/2014 to 12/31/2014	$13.66059	$14.31143	95,621,538
01/01/2015 to 12/31/2015	$14.31143	$14.14234	86,642,320
01/01/2016 to 12/31/2016	$14.14234	$14.78547	78,766,981
01/01/2017 to 12/31/2017	$14.78547	$16.70974	71,824,281
01/01/2018 to 12/31/2018	$16.70974	$15.62167	58,267,332
01/01/2019 to 12/31/2019	$15.62167	$18.34721	41,419,273
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99863	$9.16694	2,940,794
01/01/2012 to 12/31/2012	$9.16694	$10.08792	4,644,573
01/01/2013 to 12/31/2013	$10.08792	$10.99833	5,783,459
01/01/2014 to 12/31/2014	$10.99833	$11.34639	5,607,802
01/01/2015 to 12/31/2015	$11.34639	$10.82434	4,694,270
01/01/2016 to 12/31/2016	$10.82434	$11.38710	3,995,171
01/01/2017 to 12/31/2017	$11.38710	$12.61216	4,167,482
01/01/2018 to 12/31/2018	$12.61216	$11.74818	2,880,799
01/01/2019 to 12/31/2019	$11.74818	$13.59029	2,150,471
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$12.18946	$12.45587	20,255,855
01/01/2011 to 12/31/2011	$12.45587	$12.52601	18,155,075
01/01/2012 to 12/31/2012	$12.52601	$12.89740	15,540,231
01/01/2013 to 12/31/2013	$12.89740	$12.40869	10,724,539
01/01/2014 to 12/31/2014	$12.40869	$12.19212	7,424,203
01/01/2015 to 12/31/2015	$12.19212	$12.04895	5,743,361
01/01/2016 to 12/31/2016	$12.04895	$12.04444	4,782,679
01/01/2017 to 12/31/2017	$12.04444	$12.04825	4,425,882
01/01/2018 to 12/31/2018	$12.04825	$11.93676	3,457,086
01/01/2019 to 12/31/2019	$11.93676	$12.28225	3,266,906

A-115

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.64570	$14.45644	75,211,006
01/01/2011 to 12/31/2011	$14.45644	$14.67015	60,233,010
01/01/2012 to 12/31/2012	$14.67015	$15.77284	65,143,645
01/01/2013 to 12/31/2013	$15.77284	$15.22753	54,477,871
01/01/2014 to 12/31/2014	$15.22753	$15.61000	44,662,030
01/01/2015 to 12/31/2015	$15.61000	$15.02887	35,594,616
01/01/2016 to 12/31/2016	$15.02887	$15.40633	31,191,104
01/01/2017 to 12/31/2017	$15.40633	$15.81374	31,072,056
01/01/2018 to 12/31/2018	$15.81374	$15.44871	23,336,011
01/01/2019 to 12/31/2019	$15.44871	$16.59544	18,589,194
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.52235	$10.61785	141,306,019
01/01/2011 to 12/31/2011	$10.61785	$10.18954	100,099,910
01/01/2012 to 12/31/2012	$10.18954	$11.39642	113,717,767
01/01/2013 to 12/31/2013	$11.39642	$13.75050	125,316,122
01/01/2014 to 12/31/2014	$13.75050	$14.46969	121,728,074
01/01/2015 to 12/31/2015	$14.46969	$14.30680	113,394,276
01/01/2016 to 12/31/2016	$14.30680	$15.03316	101,590,172
01/01/2017 to 12/31/2017	$15.03316	$17.43090	96,062,997
01/01/2018 to 12/31/2018	$17.43090	$16.07583	76,708,296
01/01/2019 to 12/31/2019	$16.07583	$19.32808	53,109,424
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99863	$11.66303	342,569
01/01/2014 to 12/31/2014	$11.66303	$13.03167	1,094,841
01/01/2015 to 12/31/2015	$13.03167	$12.35889	1,140,121
01/01/2016 to 12/31/2016	$12.35889	$13.96591	2,377,940
01/01/2017 to 12/31/2017	$13.96591	$16.26395	2,283,114
01/01/2018 to 12/31/2018	$16.26395	$15.23198	1,639,341
01/01/2019 to 12/31/2019	$15.23198	$19.62936	1,295,056
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.12305	$9.60279	2,343,259
01/01/2011 to 12/31/2011	$9.60279	$8.96863	1,365,221
01/01/2012 to 12/31/2012	$8.96863	$11.18481	1,941,296
01/01/2013 to 12/31/2013	$11.18481	$11.47853	2,026,740
01/01/2014 to 12/31/2014	$11.47853	$12.86101	1,953,120
01/01/2015 to 12/31/2015	$12.86101	$12.63753	1,635,442
01/01/2016 to 12/31/2016	$12.63753	$12.54068	1,419,231
01/01/2017 to 12/31/2017	$12.54068	$13.67692	1,403,628
01/01/2018 to 12/31/2018	$13.67692	$12.81654	941,166
01/01/2019 to 12/31/2019	$12.81654	$15.77225	677,391
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.32376	$23.19228	2,674,245
01/01/2011 to 12/31/2011	$23.19228	$24.31338	2,210,944
01/01/2012 to 12/31/2012	$24.31338	$27.58177	2,291,954
01/01/2013 to 12/31/2013	$27.58177	$27.97660	2,083,185
01/01/2014 to 12/31/2014	$27.97660	$36.02098	2,044,785
01/01/2015 to 12/31/2015	$36.02098	$37.14280	1,780,125
01/01/2016 to 12/31/2016	$37.14280	$38.29038	1,533,707
01/01/2017 to 12/31/2017	$38.29038	$40.01231	1,307,651
01/01/2018 to 12/31/2018	$40.01231	$37.47763	931,793
01/01/2019 to 12/31/2019	$37.47763	$48.36565	708,509

A-116

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.86502	$9.97110	68,927,498
01/01/2011 to 12/31/2011	$9.97110	$9.65922	53,951,634
01/01/2012 to 12/31/2012	$9.65922	$10.50993	57,684,295
01/01/2013 to 12/31/2013	$10.50993	$11.86226	55,226,008
01/01/2014 to 12/31/2014	$11.86226	$12.03410	48,707,547
01/01/2015 to 12/31/2015	$12.03410	$11.95275	43,313,556
01/01/2016 to 12/31/2016	$11.95275	$12.25600	37,720,170
01/01/2017 to 12/31/2017	$12.25600	$14.03986	34,730,103
01/01/2018 to 12/31/2018	$14.03986	$12.73758	24,505,788
01/01/2019 to 12/31/2019	$12.73758	$15.03295	18,545,672
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.19947	$10.09710	50,682,089
01/01/2011 to 12/31/2011	$10.09710	$9.88042	43,785,652
01/01/2012 to 12/31/2012	$9.88042	$10.70150	45,432,815
01/01/2013 to 12/31/2013	$10.70150	$11.55860	40,182,442
01/01/2014 to 12/31/2014	$11.55860	$11.82726	35,662,590
01/01/2015 to 12/31/2015	$11.82726	$11.52638	30,217,247
01/01/2016 to 12/31/2016	$11.52638	$11.93250	26,668,380
01/01/2017 to 12/31/2017	$11.93250	$13.17763	26,236,829
01/01/2018 to 12/31/2018	$13.17763	$12.04439	17,675,332
01/01/2019 to 12/31/2019	$12.04439	$13.74355	13,878,980
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.18580	$18.93317	3,471,178
01/01/2011 to 12/31/2011	$18.93317	$18.86366	2,549,765
01/01/2012 to 12/31/2012	$18.86366	$21.46286	2,633,520
01/01/2013 to 12/31/2013	$21.46286	$29.30171	3,094,420
01/01/2014 to 12/31/2014	$29.30171	$30.89259	2,931,970
01/01/2015 to 12/31/2015	$30.89259	$28.71342	2,517,413
01/01/2016 to 12/31/2016	$28.71342	$35.10662	2,308,568
01/01/2017 to 12/31/2017	$35.10662	$38.73731	2,130,539
01/01/2018 to 12/31/2018	$38.73731	$32.73675	1,589,335
01/01/2019 to 12/31/2019	$32.73675	$39.48472	1,201,995
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.42178	$10.25242	50,307,852
01/01/2011 to 12/31/2011	$10.25242	$10.08558	50,902,069
01/01/2012 to 12/31/2012	$10.08558	$9.92007	39,894,836
01/01/2013 to 12/31/2013	$9.92007	$9.75615	29,504,243
01/01/2014 to 12/31/2014	$9.75615	$9.59539	25,524,289
01/01/2015 to 12/31/2015	$9.59539	$9.43719	23,153,087
01/01/2016 to 12/31/2016	$9.43719	$9.28187	20,723,986
01/01/2017 to 12/31/2017	$9.28187	$9.16030	16,486,250
01/01/2018 to 12/31/2018	$9.16030	$9.12553	14,577,153
01/01/2019 to 12/31/2019	$9.12553	$9.12673	11,977,760
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$13.47425	$15.04083	12,605,729
01/01/2011 to 12/31/2011	$15.04083	$15.26232	11,922,775
01/01/2012 to 12/31/2012	$15.26232	$17.09273	10,459,161
01/01/2013 to 12/31/2013	$17.09273	$18.01778	8,393,440
01/01/2014 to 12/31/2014	$18.01778	$18.17376	5,236,999
01/01/2015 to 12/31/2015	$18.17376	$17.23689	3,602,852
01/01/2016 to 12/31/2016	$17.23689	$19.56326	3,765,331
01/01/2017 to 12/31/2017	$19.56326	$20.67893	2,918,552
01/01/2018 to 12/31/2018	$20.67893	$19.93195	2,034,537
01/01/2019 to 12/31/2019	$19.93195	$22.60229	1,901,269

A-117

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.78382	$9.77580	5,307,829
01/01/2011 to 12/31/2011	$9.77580	$9.21256	4,698,568
01/01/2012 to 12/31/2012	$9.21256	$10.59036	4,248,181
01/01/2013 to 12/31/2013	$10.59036	$14.56755	5,494,376
01/01/2014 to 12/31/2014	$14.56755	$16.29672	5,782,801
01/01/2015 to 12/31/2015	$16.29672	$14.77183	4,317,804
01/01/2016 to 12/31/2016	$14.77183	$17.41780	3,949,844
01/01/2017 to 12/31/2017	$17.41780	$20.41923	3,761,572
01/01/2018 to 12/31/2018	$20.41923	$17.23861	3,259,259
01/01/2019 to 12/31/2019	$17.23861	$21.95970	2,534,729
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.91046	$17.91664	7,241,298
01/01/2011 to 12/31/2011	$17.91664	$15.34398	5,734,722
01/01/2012 to 12/31/2012	$15.34398	$18.16395	4,942,527
01/01/2013 to 12/31/2013	$18.16395	$21.26858	4,582,698
01/01/2014 to 12/31/2014	$21.26858	$19.76196	3,989,471
01/01/2015 to 12/31/2015	$19.76196	$20.04771	3,324,751
01/01/2016 to 12/31/2016	$20.04771	$18.97262	2,931,676
01/01/2017 to 12/31/2017	$18.97262	$25.27111	3,021,102
01/01/2018 to 12/31/2018	$25.27111	$21.53882	2,629,968
01/01/2019 to 12/31/2019	$21.53882	$27.98572	1,942,537
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.73896	$16.10237	3,649,081
01/01/2011 to 12/31/2011	$16.10237	$13.84955	2,916,031
01/01/2012 to 12/31/2012	$13.84955	$15.89231	2,668,328
01/01/2013 to 12/31/2013	$15.89231	$18.67292	2,705,225
01/01/2014 to 12/31/2014	$18.67292	$17.13364	2,548,306
01/01/2015 to 12/31/2015	$17.13364	$16.98867	2,467,892
01/01/2016 to 12/31/2016	$16.98867	$16.80599	2,319,732
01/01/2017 to 12/31/2017	$16.80599	$20.30026	2,283,395
01/01/2018 to 12/31/2018	$20.30026	$16.74197	1,830,771
01/01/2019 to 12/31/2019	$16.74197	$19.76268	1,522,077
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.65097	$9.68393	38,344,545
01/01/2011 to 12/31/2011	$9.68393	$9.47005	31,542,321
01/01/2012 to 12/31/2012	$9.47005	$10.57870	33,772,279
01/01/2013 to 12/31/2013	$10.57870	$12.09823	34,620,680
01/01/2014 to 12/31/2014	$12.09823	$12.65595	31,218,936
01/01/2015 to 12/31/2015	$12.65595	$12.31681	27,733,638
01/01/2016 to 12/31/2016	$12.31681	$12.74599	24,643,505
01/01/2017 to 12/31/2017	$12.74599	$14.66178	23,750,547
01/01/2018 to 12/31/2018	$14.66178	$13.35565	18,355,932
01/01/2019 to 12/31/2019	$13.35565	$15.68750	13,246,229
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.85552	$14.60401	5,905,133
01/01/2011 to 12/31/2011	$14.60401	$13.04913	4,359,903
01/01/2012 to 12/31/2012	$13.04913	$15.64529	4,428,816
01/01/2013 to 12/31/2013	$15.64529	$17.75076	4,647,244
01/01/2014 to 12/31/2014	$17.75076	$16.34657	4,276,895
01/01/2015 to 12/31/2015	$16.34657	$15.62754	3,960,328
01/01/2016 to 12/31/2016	$15.62754	$15.66712	3,354,922
01/01/2017 to 12/31/2017	$15.66712	$19.97550	3,518,759
01/01/2018 to 12/31/2018	$19.97550	$16.21247	2,855,876
01/01/2019 to 12/31/2019	$16.21247	$20.28579	2,206,545

A-118

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.53898	$13.23474	46,748,068
01/01/2011 to 12/31/2011	$13.23474	$13.04707	38,241,675
01/01/2012 to 12/31/2012	$13.04707	$14.20695	39,470,209
01/01/2013 to 12/31/2013	$14.20695	$15.51404	35,738,716
01/01/2014 to 12/31/2014	$15.51404	$16.08944	31,774,661
01/01/2015 to 12/31/2015	$16.08944	$15.79510	27,488,735
01/01/2016 to 12/31/2016	$15.79510	$16.13133	23,910,429
01/01/2017 to 12/31/2017	$16.13133	$17.79229	21,459,090
01/01/2018 to 12/31/2018	$17.79229	$16.60010	14,411,061
01/01/2019 to 12/31/2019	$16.60010	$18.71130	9,906,695
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29064	$11.26617	473,823
01/01/2011 to 12/31/2011	$11.26617	$11.15393	755,324
01/01/2012 to 12/31/2012	$11.15393	$12.63560	1,110,275
01/01/2013 to 12/31/2013	$12.63560	$16.96244	1,223,206
01/01/2014 to 12/31/2014	$16.96244	$18.26808	1,330,655
01/01/2015 to 12/31/2015	$18.26808	$19.87733	2,148,045
01/01/2016 to 12/31/2016	$19.87733	$19.26374	1,599,569
01/01/2017 to 12/31/2017	$19.26374	$25.73532	1,813,210
01/01/2018 to 12/31/2018	$25.73532	$24.90062	1,442,816
01/01/2019 to 12/31/2019	$24.90062	$32.47411	1,204,562
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.86212	$12.79307	17,364,094
01/01/2011 to 12/31/2011	$12.79307	$12.46741	14,080,420
01/01/2012 to 12/31/2012	$12.46741	$13.76555	11,942,585
01/01/2013 to 12/31/2013	$13.76555	$18.49514	9,091,584
01/01/2014 to 12/31/2014	$18.49514	$20.11628	9,720,568
01/01/2015 to 12/31/2015	$20.11628	$21.77709	7,424,343
01/01/2016 to 12/31/2016	$21.77709	$22.61288	6,587,463
01/01/2017 to 12/31/2017	$22.61288	$29.57790	5,433,449
01/01/2018 to 12/31/2018	$29.57790	$28.30541	3,958,406
01/01/2019 to 12/31/2019	$28.30541	$36.64388	2,896,616
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$15.37175	$16.93954	3,612,405
01/01/2011 to 12/31/2011	$16.93954	$16.13853	3,114,124
01/01/2012 to 12/31/2012	$16.13853	$19.53485	3,437,135
01/01/2013 to 12/31/2013	$19.53485	$24.52181	3,984,432
01/01/2014 to 12/31/2014	$24.52181	$24.99282	3,982,260
01/01/2015 to 12/31/2015	$24.99282	$24.22021	3,944,892
01/01/2016 to 12/31/2016	$24.22021	$25.51562	3,423,715
01/01/2017 to 12/31/2017	$25.51562	$31.07864	3,333,656
01/01/2018 to 12/31/2018	$31.07864	$27.64337	2,650,577
01/01/2019 to 12/31/2019	$27.64337	$35.33185	1,908,630
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99864	$10.32369	5,908,428
01/01/2013 to 12/31/2013	$10.32369	$12.07379	6,987,054
01/01/2014 to 12/31/2014	$12.07379	$12.48482	5,942,954
01/01/2015 to 12/31/2015	$12.48482	$12.12641	5,278,987
01/01/2016 to 12/31/2016	$12.12641	$12.44216	4,364,208
01/01/2017 to 12/31/2017	$12.44216	$14.25569	3,983,721
01/01/2018 to 12/31/2018	$14.25569	$12.85908	3,073,391
01/01/2019 to 12/31/2019	$12.85908	$15.52572	2,574,574

A-119

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.75127	$10.81643	5,238,425
01/01/2011 to 12/31/2011	$10.81643	$10.57498	4,289,955
01/01/2012 to 12/31/2012	$10.57498	$12.17716	4,420,398
01/01/2013 to 12/31/2013	$12.17716	$16.37229	4,361,903
01/01/2014 to 12/31/2014	$16.37229	$17.50467	3,793,575
01/01/2015 to 12/31/2015	$17.50467	$18.46042	3,157,980
01/01/2016 to 12/31/2016	$18.46042	$18.50343	2,652,678
01/01/2017 to 12/31/2017	$18.50343	$23.78749	2,376,378
01/01/2018 to 12/31/2018	$23.78749	$23.89579	2,034,089
01/01/2019 to 12/31/2019	$23.89579	$32.38035	1,570,309
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99864	$10.19678	55,298
01/01/2013 to 12/31/2013	$10.19678	$13.48882	867,495
01/01/2014 to 12/31/2014	$13.48882	$14.62166	1,003,365
01/01/2015 to 12/31/2015	$14.62166	$14.27634	1,952,834
01/01/2016 to 12/31/2016	$14.27634	$15.92914	2,634,308
01/01/2017 to 12/31/2017	$15.92914	$18.38362	2,688,469
01/01/2018 to 12/31/2018	$18.38362	$16.24354	1,757,692
01/01/2019 to 12/31/2019	$16.24354	$20.66395	1,585,024
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.42307	$15.81896	6,728,348
01/01/2011 to 12/31/2011	$15.81896	$15.09505	4,560,864
01/01/2012 to 12/31/2012	$15.09505	$17.75759	4,904,077
01/01/2013 to 12/31/2013	$17.75759	$23.08682	5,099,534
01/01/2014 to 12/31/2014	$23.08682	$25.32324	4,212,533
01/01/2015 to 12/31/2015	$25.32324	$23.48945	6,589,806
01/01/2016 to 12/31/2016	$23.48945	$23.48269	5,545,452
01/01/2017 to 12/31/2017	$23.48269	$29.35334	5,099,466
01/01/2018 to 12/31/2018	$29.35334	$27.61105	3,953,745
01/01/2019 to 12/31/2019	$27.61105	$35.34436	2,780,427
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.87956	$16.84971	5,901,157
01/01/2011 to 12/31/2011	$16.84971	$16.16040	4,911,194
01/01/2012 to 12/31/2012	$16.16040	$18.61569	4,148,499
01/01/2013 to 12/31/2013	$18.61569	$25.99973	4,423,739
01/01/2014 to 12/31/2014	$25.99973	$29.21476	4,014,110
01/01/2015 to 12/31/2015	$29.21476	$27.11311	3,114,772
01/01/2016 to 12/31/2016	$27.11311	$31.52790	2,980,209
01/01/2017 to 12/31/2017	$31.52790	$35.28495	2,774,803
01/01/2018 to 12/31/2018	$35.28495	$28.99369	2,141,063
01/01/2019 to 12/31/2019	$28.99369	$34.50787	1,659,016
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.12827	$10.97710	11,156,029
01/01/2011 to 12/31/2011	$10.97710	$8.60766	6,749,550
01/01/2012 to 12/31/2012	$8.60766	$9.98335	7,897,745
01/01/2013 to 12/31/2013	$9.98335	$9.84051	8,565,272
01/01/2014 to 12/31/2014	$9.84051	$9.22491	7,895,167
01/01/2015 to 12/31/2015	$9.22491	$7.55507	6,604,045
01/01/2016 to 12/31/2016	$7.55507	$8.34921	5,785,322
01/01/2017 to 12/31/2017	$8.34921	$10.37789	6,660,956
01/01/2018 to 12/31/2018	$10.37789	$8.77210	5,202,731
01/01/2019 to 12/31/2019	$8.77210	$9.77898	4,395,054

A-120

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.65255	$11.58445	100,001,194
01/01/2011 to 12/31/2011	$11.58445	$11.50704	96,778,216
01/01/2012 to 12/31/2012	$11.50704	$12.49092	98,362,559
01/01/2013 to 12/31/2013	$12.49092	$13.41643	79,093,854
01/01/2014 to 12/31/2014	$13.41643	$13.95709	69,937,144
01/01/2015 to 12/31/2015	$13.95709	$13.74652	60,478,072
01/01/2016 to 12/31/2016	$13.74652	$14.26721	53,321,376
01/01/2017 to 12/31/2017	$14.26721	$15.45393	48,157,612
01/01/2018 to 12/31/2018	$15.45393	$14.76594	36,694,167
01/01/2019 to 12/31/2019	$14.76594	$16.66284	26,977,684
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01855	$10.07065	990,348
01/01/2012 to 12/31/2012	$10.07065	$10.60850	2,178,847
01/01/2013 to 12/31/2013	$10.60850	$10.19208	1,488,696
01/01/2014 to 12/31/2014	$10.19208	$10.63147	2,499,201
01/01/2015 to 12/31/2015	$10.63147	$10.42806	3,280,429
01/01/2016 to 12/31/2016	$10.42806	$10.68804	4,184,993
01/01/2017 to 12/31/2017	$10.68804	$11.10833	4,756,264
01/01/2018 to 12/31/2018	$11.10833	$10.83520	4,041,798
01/01/2019 to 12/31/2019	$10.83520	$11.69597	4,305,536
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.29738	$9.71261	115,827,900
01/01/2011 to 12/31/2011	$9.71261	$8.95893	75,603,365
01/01/2012 to 12/31/2012	$8.95893	$9.94941	89,282,138
01/01/2013 to 12/31/2013	$9.94941	$11.45130	87,210,945
01/01/2014 to 12/31/2014	$11.45130	$12.29819	83,056,988
01/01/2015 to 12/31/2015	$12.29819	$12.02114	119,678,650
01/01/2016 to 12/31/2016	$12.02114	$13.01668	109,389,517
01/01/2017 to 12/31/2017	$13.01668	$14.86317	160,964,447
01/01/2018 to 12/31/2018	$14.86317	$13.50638	116,807,822
01/01/2019 to 12/31/2019	$13.50638	$15.83119	90,179,043
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.67690	5,665
01/01/2014 to 12/31/2014	$11.67690	$13.23473	121,259
01/01/2015 to 12/31/2015	$13.23473	$13.21718	110,869
01/01/2016 to 12/31/2016	$13.21718	$14.41070	164,589
01/01/2017 to 12/31/2017	$14.41070	$17.20835	129,742
01/01/2018 to 12/31/2018	$17.20835	$15.71265	84,609
01/01/2019 to 12/31/2019	$15.71265	$19.34591	84,247
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$9.04705	$10.23676	3,360,531
01/01/2011 to 12/31/2011	$10.23676	$10.41616	3,055,694
01/01/2012 to 12/31/2012	$10.41616	$12.17038	3,262,831
01/01/2013 to 12/31/2013	$12.17038	$15.85102	2,976,003
01/01/2014 to 12/31/2014	$15.85102	$18.27304	3,494,194
01/01/2015 to 12/31/2015	$18.27304	$18.52495	3,027,107
01/01/2016 to 12/31/2016	$18.52495	$20.92483	2,813,790
01/01/2017 to 12/31/2017	$20.92483	$25.15993	2,523,084
01/01/2018 to 12/31/2018	$25.15993	$22.70938	1,877,971
01/01/2019 to 12/31/2019	$22.70938	$27.79901	1,484,253

A-121

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99863	$8.89993	201,672
01/01/2012 to 12/31/2012	$8.89993	$9.90453	384,520
01/01/2013 to 12/31/2013	$9.90453	$11.92295	2,227,707
01/01/2014 to 12/31/2014	$11.92295	$12.48854	3,954,057
01/01/2015 to 12/31/2015	$12.48854	$12.30097	4,987,695
01/01/2016 to 12/31/2016	$12.30097	$12.86335	4,710,731
01/01/2017 to 12/31/2017	$12.86335	$14.95293	4,399,931
01/01/2018 to 12/31/2018	$14.95293	$13.74498	3,617,905
01/01/2019 to 12/31/2019	$13.74498	$16.38468	1,288,170
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$14.45984	$18.84985	4,200,876
01/01/2011 to 12/31/2011	$18.84985	$16.10840	4,029,967
01/01/2012 to 12/31/2012	$16.10840	$19.02245	3,987,156
01/01/2013 to 12/31/2013	$19.02245	$26.34396	3,589,232
01/01/2014 to 12/31/2014	$26.34396	$27.18947	3,049,744
01/01/2015 to 12/31/2015	$27.18947	$27.09786	2,435,616
01/01/2016 to 12/31/2016	$27.09786	$28.70362	2,019,066
01/01/2017 to 12/31/2017	$28.70362	$36.04862	1,824,209
01/01/2018 to 12/31/2018	$36.04862	$31.60636	1,485,600
01/01/2019 to 12/31/2019	$31.60636	$42.42558	1,060,339
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.87798	$11.91138	4,648,452
01/01/2011 to 12/31/2011	$11.91138	$11.60040	3,213,655
01/01/2012 to 12/31/2012	$11.60040	$12.79787	3,096,260
01/01/2013 to 12/31/2013	$12.79787	$17.01398	4,073,887
01/01/2014 to 12/31/2014	$17.01398	$17.37236	3,201,641
01/01/2015 to 12/31/2015	$17.37236	$17.22002	3,111,281
01/01/2016 to 12/31/2016	$17.22002	$18.98180	2,541,436
01/01/2017 to 12/31/2017	$18.98180	$23.13433	2,373,358
01/01/2018 to 12/31/2018	$23.13433	$20.83844	2,003,260
01/01/2019 to 12/31/2019	$20.83844	$26.66777	1,573,876
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.11106	$17.48588	6,195,308
01/01/2011 to 12/31/2011	$17.48588	$16.17000	5,166,090
01/01/2012 to 12/31/2012	$16.17000	$18.79089	3,913,693
01/01/2013 to 12/31/2013	$18.79089	$25.39300	3,418,708
01/01/2014 to 12/31/2014	$25.39300	$26.28974	2,808,610
01/01/2015 to 12/31/2015	$26.28974	$24.74160	2,217,703
01/01/2016 to 12/31/2016	$24.74160	$31.44064	2,012,505
01/01/2017 to 12/31/2017	$31.44064	$33.19514	1,801,371
01/01/2018 to 12/31/2018	$33.19514	$27.07026	1,411,502
01/01/2019 to 12/31/2019	$27.07026	$32.47543	1,040,641
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.84558	$14.09096	53,827,291
01/01/2011 to 12/31/2011	$14.09096	$14.13372	46,623,273
01/01/2012 to 12/31/2012	$14.13372	$15.77625	53,661,984
01/01/2013 to 12/31/2013	$15.77625	$18.12778	56,537,325
01/01/2014 to 12/31/2014	$18.12778	$18.87698	53,036,351
01/01/2015 to 12/31/2015	$18.87698	$18.57330	61,153,146
01/01/2016 to 12/31/2016	$18.57330	$19.64557	56,227,573
01/01/2017 to 12/31/2017	$19.64557	$22.29926	52,223,562
01/01/2018 to 12/31/2018	$22.29926	$20.76119	40,681,987
01/01/2019 to 12/31/2019	$20.76119	$24.67481	29,761,452

A-122

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.54281	$12.00822	12,250,636
01/01/2011 to 12/31/2011	$12.00822	$11.61022	9,294,364
01/01/2012 to 12/31/2012	$11.61022	$13.42613	10,725,477
01/01/2013 to 12/31/2013	$13.42613	$19.01819	11,809,685
01/01/2014 to 12/31/2014	$19.01819	$20.26543	11,237,461
01/01/2015 to 12/31/2015	$20.26543	$21.84110	10,710,975
01/01/2016 to 12/31/2016	$21.84110	$22.06119	8,827,493
01/01/2017 to 12/31/2017	$22.06119	$29.91878	7,920,851
01/01/2018 to 12/31/2018	$29.91878	$30.56007	6,705,902
01/01/2019 to 12/31/2019	$30.56007	$38.54072	4,887,345
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.51138	$12.73012	3,942,580
01/01/2011 to 12/31/2011	$12.73012	$12.45869	3,528,509
01/01/2012 to 12/31/2012	$12.45869	$13.89489	3,502,241
01/01/2013 to 12/31/2013	$13.89489	$18.39802	2,924,047
01/01/2014 to 12/31/2014	$18.39802	$18.37636	2,608,050
01/01/2015 to 12/31/2015	$18.37636	$16.97727	1,990,270
01/01/2016 to 12/31/2016	$16.97727	$17.72105	1,666,275
01/01/2017 to 12/31/2017	$17.72105	$20.31456	1,508,223
01/01/2018 to 12/31/2018	$20.31456	$18.03762	1,557,450
01/01/2019 to 12/31/2019	$18.03762	$22.34713	5,471,448
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$23.89300	$28.30538	5,827,673
01/01/2011 to 12/31/2011	$28.30538	$23.68588	4,562,770
01/01/2012 to 12/31/2012	$23.68588	$24.13710	4,495,210
01/01/2013 to 12/31/2013	$24.13710	$27.39014	3,688,022
01/01/2014 to 12/31/2014	$27.39014	$24.68587	3,347,866
01/01/2015 to 12/31/2015	$24.68587	$19.60403	2,736,765
01/01/2016 to 12/31/2016	$19.60403	$24.02744	2,471,111
01/01/2017 to 12/31/2017	$24.02744	$26.06762	2,347,242
01/01/2018 to 12/31/2018	$26.06762	$21.36593	1,497,045
01/01/2019 to 12/31/2019	$21.36593	$24.55763	1,358,165
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$15.07011	$15.67276	7,114,847
01/01/2011 to 12/31/2011	$15.67276	$16.05020	6,639,260
01/01/2012 to 12/31/2012	$16.05020	$16.60993	5,533,305
01/01/2013 to 12/31/2013	$16.60993	$15.72265	4,600,108
01/01/2014 to 12/31/2014	$15.72265	$15.54940	3,672,856
01/01/2015 to 12/31/2015	$15.54940	$14.58660	2,897,161
01/01/2016 to 12/31/2016	$14.58660	$14.97157	2,569,689
01/01/2017 to 12/31/2017	$14.97157	$15.02573	2,555,780
01/01/2018 to 12/31/2018	$15.02573	$15.07193	1,855,828
01/01/2019 to 12/31/2019	$15.07193	$15.06099	1,606,587
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.11071	$14.72294	2,978,973
01/01/2011 to 12/31/2011	$14.72294	$13.98059	2,405,087
01/01/2012 to 12/31/2012	$13.98059	$16.28103	2,424,624
01/01/2013 to 12/31/2013	$16.28103	$21.20296	2,138,372
01/01/2014 to 12/31/2014	$21.20296	$23.97472	1,904,816
01/01/2015 to 12/31/2015	$23.97472	$22.02086	1,494,027
01/01/2016 to 12/31/2016	$22.02086	$24.68960	1,298,357
01/01/2017 to 12/31/2017	$24.68960	$28.78313	1,173,758
01/01/2018 to 12/31/2018	$28.78313	$23.62781	878,983
01/01/2019 to 12/31/2019	$23.62781	$27.68697	735,703

A-123

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.78049	$9.89961	10,821,793
01/01/2011 to 12/31/2011	$9.89961	$9.40004	9,943,871
01/01/2012 to 12/31/2012	$9.40004	$10.26232	11,856,015
01/01/2013 to 12/31/2013	$10.26232	$12.16245	18,749,421
01/01/2014 to 12/31/2014	$12.16245	$12.62018	17,319,518
01/01/2015 to 12/31/2015	$12.62018	$12.33340	14,012,636
01/01/2016 to 12/31/2016	$12.33340	$12.92180	11,955,695
01/01/2017 to 12/31/2017	$12.92180	$14.43687	10,256,275
01/01/2018 to 12/31/2018	$14.43687	$13.48791	7,052,519
01/01/2019 to 12/31/2019	$13.48791	$15.99188	5,602,690
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.21392	$10.82874	17,651,916
01/01/2011 to 12/31/2011	$10.82874	$11.29192	18,170,336
01/01/2012 to 12/31/2012	$11.29192	$11.97752	18,416,796
01/01/2013 to 12/31/2013	$11.97752	$11.60405	17,928,589
01/01/2014 to 12/31/2014	$11.60405	$12.23394	19,702,934
01/01/2015 to 12/31/2015	$12.23394	$12.18082	18,938,735
01/01/2016 to 12/31/2016	$12.18082	$12.59720	19,007,777
01/01/2017 to 12/31/2017	$12.59720	$13.17153	19,214,511
01/01/2018 to 12/31/2018	$13.17153	$12.65978	20,284,879
01/01/2019 to 12/31/2019	$12.65978	$13.98248	16,984,697
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99864	$10.38562	105,388
01/01/2013 to 12/31/2013	$10.38562	$9.38335	38,455
01/01/2014 to 12/31/2014	$9.38335	$9.35350	31,203
01/01/2015 to 12/31/2015	$9.35350	$8.91550	23,311
01/01/2016 to 12/31/2016	$8.91550	$9.69862	44,956
01/01/2017 to 12/31/2017	$9.69862	$10.42621	70,116
01/01/2018 to 12/31/2018	$10.42621	$9.56962	24,967
01/01/2019 to 12/31/2019	$9.56962	$10.80947	73,097
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99297	$9.12172	385,638
01/01/2012 to 12/31/2012	$9.12172	$10.65067	500,266
01/01/2013 to 12/31/2013	$10.65067	$13.72611	615,161
01/01/2014 to 12/31/2014	$13.72611	$15.23128	471,181
01/01/2015 to 12/31/2015	$15.23128	$15.28953	401,693
01/01/2016 to 12/31/2016	$15.28953	$17.26551	368,250
01/01/2017 to 12/31/2017	$17.26551	$18.43752	221,816
01/01/2018 to 12/31/2018	$18.43752	$16.75829	153,789
01/01/2019 to 12/31/2019	$16.75829	$20.61734	126,023
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$11.35499	$11.75885	545,135
01/01/2011 to 12/31/2011	$11.75885	$12.02209	524,638
01/01/2012 to 12/31/2012	$12.02209	$14.29418	462,518
01/01/2013 to 12/31/2013	$14.29418	$19.75802	464,049
01/01/2014 to 12/31/2014	$19.75802	$23.25416	483,876
01/01/2015 to 12/31/2015	$23.25416	$23.59376	397,984
01/01/2016 to 12/31/2016	$23.59376	$20.54588	211,321
01/01/2017 to 12/31/2017	$20.54588	$23.40614	156,236
01/01/2018 to 12/31/2018	$23.40614	$23.22592	109,879
01/01/2019 to 12/31/2019	$23.22592	$30.26757	91,247

A-124

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04992	$9.76598	229,829
01/01/2013 to 12/31/2013	$9.76598	$13.16014	522,396
01/01/2014 to 12/31/2014	$13.16014	$13.98316	170,256
01/01/2015 to 12/31/2015	$13.98316	$13.91821	202,132
01/01/2016 to 12/31/2016	$13.91821	$13.79262	155,646
01/01/2017 to 12/31/2017	$13.79262	$16.61688	127,674
01/01/2018 to 12/31/2018	$16.61688	$15.42878	95,975
01/01/2019 to 12/31/2019	$15.42878	$20.38520	93,703
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$7.90916	$9.43610	1,132,899
01/01/2011 to 12/31/2011	$9.43610	$8.81160	530,679
01/01/2012 to 12/31/2012	$8.81160	$9.64332	353,005
01/01/2013 to 12/31/2013	$9.64332	$11.86901	292,049
01/01/2014 to 12/31/2014	$11.86901	$12.96327	263,606
01/01/2015 to 12/31/2015	$12.96327	$13.61824	242,522
01/01/2016 to 12/31/2016	$13.61824	$13.29285	168,453
01/01/2017 to 12/31/2017	$13.29285	$17.66759	171,795
01/01/2018 to 12/31/2018	$17.66759	$17.29548	129,324
01/01/2019 to 12/31/2019	$17.29548	$23.11331	80,779
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12646	$9.72947	615,276
01/01/2017 to 12/31/2017	$9.72947	$13.50201	462,006
01/01/2018 to 12/31/2018	$13.50201	$10.92645	370,695
01/01/2019 to 12/31/2019	$10.92645	$13.17297	309,728
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$21.10176	$23.63992	1,172,241
01/01/2011 to 12/31/2011	$23.63992	$16.97356	568,287
01/01/2012 to 12/31/2012	$16.97356	$19.27642	518,241
01/01/2013 to 12/31/2013	$19.27642	$21.79682	354,325
01/01/2014 to 12/31/2014	$21.79682	$21.10086	204,908
01/01/2015 to 12/31/2015	$21.10086	$18.80608	180,718
01/01/2016 to 12/31/2016	$18.80608	$18.61502	148,488
01/01/2017 to 12/31/2017	$18.61502	$24.32829	112,746
01/01/2018 to 12/31/2018	$24.32829	$19.47556	91,038
01/01/2019 to 12/31/2019	$19.47556	$24.19289	82,314
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.69572	$5.00317	821,032
01/01/2011 to 12/31/2011	$5.00317	$3.60428	310,912
01/01/2012 to 12/31/2012	$3.60428	$4.72871	683,662
01/01/2013 to 12/31/2013	$4.72871	$6.20665	377,961
01/01/2014 to 12/31/2014	$6.20665	$6.73762	257,672
01/01/2015 to 12/31/2015	$6.73762	$6.59775	282,280
01/01/2016 to 12/31/2016	$6.59775	$7.99649	320,116
01/01/2017 to 12/31/2017	$7.99649	$9.27422	246,713
01/01/2018 to 12/31/2018	$9.27422	$7.48804	124,219
01/01/2019 to 12/31/2019	$7.48804	$10.04720	97,858

A-125

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$13.31601	$16.98559	1,479,120
01/01/2011 to 12/31/2011	$16.98559	$14.00749	513,298
01/01/2012 to 12/31/2012	$14.00749	$14.94486	344,526
01/01/2013 to 12/31/2013	$14.94486	$17.40749	287,699
01/01/2014 to 12/31/2014	$17.40749	$17.40906	201,578
01/01/2015 to 12/31/2015	$17.40906	$14.73790	148,177
01/01/2016 to 12/31/2016	$14.73790	$17.17575	183,361
01/01/2017 to 12/31/2017	$17.17575	$20.77141	122,336
01/01/2018 to 12/31/2018	$20.77141	$16.81962	72,767
01/01/2019 to 12/31/2019	$16.81962	$19.47305	46,476
ProFund VP Bear
01/01/2010 to 12/31/2010	$6.34849	$5.13247	1,870,682
01/01/2011 to 12/31/2011	$5.13247	$4.59941	2,082,893
01/01/2012 to 12/31/2012	$4.59941	$3.77263	965,635
01/01/2013 to 12/31/2013	$3.77263	$2.72523	911,837
01/01/2014 to 12/31/2014	$2.72523	$2.29833	951,939
01/01/2015 to 12/31/2015	$2.29833	$2.14911	511,021
01/01/2016 to 12/31/2016	$2.14911	$1.83779	713,945
01/01/2017 to 12/31/2017	$1.83779	$1.48290	445,534
01/01/2018 to 12/31/2018	$1.48290	$1.51747	302,709
01/01/2019 to 12/31/2019	$1.51747	$1.15000	420,950
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$11.55992	$11.94922	254,803
01/01/2011 to 12/31/2011	$11.94922	$12.52334	188,759
01/01/2012 to 12/31/2012	$12.52334	$17.32996	338,800
01/01/2013 to 12/31/2013	$17.32996	$28.70550	326,187
01/01/2014 to 12/31/2014	$28.70550	$36.62452	259,481
01/01/2015 to 12/31/2015	$36.62452	$37.20907	163,042
01/01/2016 to 12/31/2016	$37.20907	$30.93209	86,316
01/01/2017 to 12/31/2017	$30.93209	$37.28121	96,712
01/01/2018 to 12/31/2018	$37.28121	$34.18850	56,646
01/01/2019 to 12/31/2019	$34.18850	$39.15785	35,319
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.08242	$10.05618	2,476,971
01/01/2011 to 12/31/2011	$10.05618	$9.89068	3,165,929
01/01/2012 to 12/31/2012	$9.89068	$11.07807	1,499,016
01/01/2013 to 12/31/2013	$11.07807	$14.13739	1,204,038
01/01/2014 to 12/31/2014	$14.13739	$15.49877	1,173,460
01/01/2015 to 12/31/2015	$15.49877	$15.17320	592,041
01/01/2016 to 12/31/2016	$15.17320	$16.36515	445,098
01/01/2017 to 12/31/2017	$16.36515	$19.20921	584,910
01/01/2018 to 12/31/2018	$19.20921	$17.72927	533,516
01/01/2019 to 12/31/2019	$17.72927	$22.47276	145,074
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$10.25601	$11.83819	702,138
01/01/2011 to 12/31/2011	$11.83819	$12.45197	765,549
01/01/2012 to 12/31/2012	$12.45197	$13.57589	450,591
01/01/2013 to 12/31/2013	$13.57589	$17.15075	573,128
01/01/2014 to 12/31/2014	$17.15075	$18.59286	574,747
01/01/2015 to 12/31/2015	$18.59286	$19.04740	433,302
01/01/2016 to 12/31/2016	$19.04740	$19.39767	291,761
01/01/2017 to 12/31/2017	$19.39767	$21.95063	224,043
01/01/2018 to 12/31/2018	$21.95063	$18.39105	151,311
01/01/2019 to 12/31/2019	$18.39105	$22.89214	157,092

A-126

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$7.73635	$9.23618	1,046,739
01/01/2011 to 12/31/2011	$9.23618	$9.58355	481,308
01/01/2012 to 12/31/2012	$9.58355	$11.50802	539,898
01/01/2013 to 12/31/2013	$11.50802	$15.83072	745,470
01/01/2014 to 12/31/2014	$15.83072	$17.50968	425,388
01/01/2015 to 12/31/2015	$17.50968	$18.02838	482,805
01/01/2016 to 12/31/2016	$18.02838	$18.47385	305,220
01/01/2017 to 12/31/2017	$18.47385	$21.50721	262,197
01/01/2018 to 12/31/2018	$21.50721	$21.28058	233,955
01/01/2019 to 12/31/2019	$21.28058	$26.08632	222,292
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$12.07392	$12.18752	852,300
01/01/2011 to 12/31/2011	$12.18752	$10.92163	333,570
01/01/2012 to 12/31/2012	$10.92163	$12.52352	461,143
01/01/2013 to 12/31/2013	$12.52352	$14.98184	561,564
01/01/2014 to 12/31/2014	$14.98184	$13.46052	318,682
01/01/2015 to 12/31/2015	$13.46052	$11.79832	323,881
01/01/2016 to 12/31/2016	$11.79832	$12.51036	289,183
01/01/2017 to 12/31/2017	$12.51036	$14.72997	244,299
01/01/2018 to 12/31/2018	$14.72997	$12.43894	200,126
01/01/2019 to 12/31/2019	$12.43894	$14.40974	200,318
ProFund VP Financials
01/01/2010 to 12/31/2010	$6.29512	$6.86798	1,397,974
01/01/2011 to 12/31/2011	$6.86798	$5.82051	1,034,776
01/01/2012 to 12/31/2012	$5.82051	$7.13998	1,345,907
01/01/2013 to 12/31/2013	$7.13998	$9.27481	1,595,424
01/01/2014 to 12/31/2014	$9.27481	$10.30006	1,201,102
01/01/2015 to 12/31/2015	$10.30006	$9.97874	975,396
01/01/2016 to 12/31/2016	$9.97874	$11.31810	1,090,533
01/01/2017 to 12/31/2017	$11.31810	$13.15665	873,662
01/01/2018 to 12/31/2018	$13.15665	$11.58892	535,695
01/01/2019 to 12/31/2019	$11.58892	$14.84787	520,474
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.14274	$9.24755	875,030
01/01/2011 to 12/31/2011	$9.24755	$10.01493	924,616
01/01/2012 to 12/31/2012	$10.01493	$11.56360	1,121,561
01/01/2013 to 12/31/2013	$11.56360	$15.89446	1,361,062
01/01/2014 to 12/31/2014	$15.89446	$19.33701	1,316,203
01/01/2015 to 12/31/2015	$19.33701	$19.97324	1,214,167
01/01/2016 to 12/31/2016	$19.97324	$18.84835	746,538
01/01/2017 to 12/31/2017	$18.84835	$22.41599	644,252
01/01/2018 to 12/31/2018	$22.41599	$23.02195	561,239
01/01/2019 to 12/31/2019	$23.02195	$27.02822	490,642
ProFund VP Industrials
01/01/2010 to 12/31/2010	$9.68021	$11.78155	641,229
01/01/2011 to 12/31/2011	$11.78155	$11.38066	404,533
01/01/2012 to 12/31/2012	$11.38066	$12.96094	379,889
01/01/2013 to 12/31/2013	$12.96094	$17.61512	514,535
01/01/2014 to 12/31/2014	$17.61512	$18.29075	381,463
01/01/2015 to 12/31/2015	$18.29075	$17.37362	230,450
01/01/2016 to 12/31/2016	$17.37362	$20.08591	332,901
01/01/2017 to 12/31/2017	$20.08591	$24.18035	297,557
01/01/2018 to 12/31/2018	$24.18035	$20.74370	120,125
01/01/2019 to 12/31/2019	$20.74370	$26.62251	158,313

A-127

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Internet
01/01/2010 to 12/31/2010	$19.31472	$25.69739	455,035
01/01/2011 to 12/31/2011	$25.69739	$23.52770	92,624
01/01/2012 to 12/31/2012	$23.52770	$27.71190	98,828
01/01/2013 to 12/31/2013	$27.71190	$41.34854	134,453
01/01/2014 to 12/31/2014	$41.34854	$41.12237	46,264
01/01/2015 to 12/31/2015	$41.12237	$48.67555	88,272
01/01/2016 to 12/31/2016	$48.67555	$50.52169	50,482
01/01/2017 to 12/31/2017	$50.52169	$67.60465	28,747
01/01/2018 to 12/31/2018	$67.60465	$69.76315	18,650
01/01/2019 to 12/31/2019	$69.76315	$80.97899	13,060
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.10920	$7.45426	414,005
01/01/2011 to 12/31/2011	$7.45426	$5.97226	292,468
01/01/2012 to 12/31/2012	$5.97226	$7.22157	445,817
01/01/2013 to 12/31/2013	$7.22157	$10.52835	616,969
01/01/2014 to 12/31/2014	$10.52835	$10.68867	321,351
01/01/2015 to 12/31/2015	$10.68867	$11.12292	271,326
01/01/2016 to 12/31/2016	$11.12292	$10.98500	213,374
01/01/2017 to 12/31/2017	$10.98500	$12.79780	207,879
01/01/2018 to 12/31/2018	$12.79780	$11.12102	185,679
01/01/2019 to 12/31/2019	$11.12102	$13.12485	153,368
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.40289	$10.46700	1,282,022
01/01/2011 to 12/31/2011	$10.46700	$10.61678	1,146,789
01/01/2012 to 12/31/2012	$10.61678	$11.76932	796,871
01/01/2013 to 12/31/2013	$11.76932	$15.12476	730,784
01/01/2014 to 12/31/2014	$15.12476	$16.79832	876,271
01/01/2015 to 12/31/2015	$16.79832	$17.14180	474,182
01/01/2016 to 12/31/2016	$17.14180	$17.70515	358,253
01/01/2017 to 12/31/2017	$17.70515	$21.81809	334,476
01/01/2018 to 12/31/2018	$21.81809	$21.05704	251,064
01/01/2019 to 12/31/2019	$21.05704	$26.69264	211,951
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.30752	$9.22395	1,501,797
01/01/2011 to 12/31/2011	$9.22395	$8.95601	1,122,050
01/01/2012 to 12/31/2012	$8.95601	$10.16621	776,810
01/01/2013 to 12/31/2013	$10.16621	$12.98726	482,427
01/01/2014 to 12/31/2014	$12.98726	$14.11097	780,687
01/01/2015 to 12/31/2015	$14.11097	$13.22098	518,567
01/01/2016 to 12/31/2016	$13.22098	$15.00989	589,195
01/01/2017 to 12/31/2017	$15.00989	$16.74626	394,444
01/01/2018 to 12/31/2018	$16.74626	$14.71825	278,476
01/01/2019 to 12/31/2019	$14.71825	$18.78544	269,049
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$10.65021	$13.45122	2,021,397
01/01/2011 to 12/31/2011	$13.45122	$12.84677	1,040,542
01/01/2012 to 12/31/2012	$12.84677	$14.57782	684,764
01/01/2013 to 12/31/2013	$14.57782	$18.71380	592,623
01/01/2014 to 12/31/2014	$18.71380	$19.48939	371,987
01/01/2015 to 12/31/2015	$19.48939	$19.22211	357,650
01/01/2016 to 12/31/2016	$19.22211	$21.34005	331,122
01/01/2017 to 12/31/2017	$21.34005	$24.83120	303,762
01/01/2018 to 12/31/2018	$24.83120	$21.49420	232,983
01/01/2019 to 12/31/2019	$21.49420	$26.26428	287,987

A-128

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.04745	$13.08729	908,539
01/01/2011 to 12/31/2011	$13.08729	$12.36664	727,867
01/01/2012 to 12/31/2012	$12.36664	$14.17686	552,448
01/01/2013 to 12/31/2013	$14.17686	$18.42699	479,583
01/01/2014 to 12/31/2014	$18.42699	$19.96887	288,875
01/01/2015 to 12/31/2015	$19.96887	$18.02406	236,249
01/01/2016 to 12/31/2016	$18.02406	$22.04239	474,547
01/01/2017 to 12/31/2017	$22.04239	$23.97945	245,313
01/01/2018 to 12/31/2018	$23.97945	$20.44765	150,923
01/01/2019 to 12/31/2019	$20.44765	$24.95337	229,188
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$9.94164	$11.56165	1,576,633
01/01/2011 to 12/31/2011	$11.56165	$11.53676	909,044
01/01/2012 to 12/31/2012	$11.53676	$13.18763	644,940
01/01/2013 to 12/31/2013	$13.18763	$17.41567	507,723
01/01/2014 to 12/31/2014	$17.41567	$20.04118	490,538
01/01/2015 to 12/31/2015	$20.04118	$21.17985	411,272
01/01/2016 to 12/31/2016	$21.17985	$21.92619	193,838
01/01/2017 to 12/31/2017	$21.92619	$28.11521	168,628
01/01/2018 to 12/31/2018	$28.11521	$27.13182	130,884
01/01/2019 to 12/31/2019	$27.13182	$36.47800	137,023
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$18.74595	$21.71150	1,296,969
01/01/2011 to 12/31/2011	$21.71150	$21.83365	829,408
01/01/2012 to 12/31/2012	$21.83365	$22.09472	551,530
01/01/2013 to 12/31/2013	$22.09472	$26.96103	414,618
01/01/2014 to 12/31/2014	$26.96103	$23.63437	346,412
01/01/2015 to 12/31/2015	$23.63437	$17.81132	258,376
01/01/2016 to 12/31/2016	$17.81132	$21.75488	239,263
01/01/2017 to 12/31/2017	$21.75488	$20.71774	132,569
01/01/2018 to 12/31/2018	$20.71774	$16.25359	75,155
01/01/2019 to 12/31/2019	$16.25359	$17.34672	72,782
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$7.58424	$7.49464	268,122
01/01/2011 to 12/31/2011	$7.49464	$8.56033	862,925
01/01/2012 to 12/31/2012	$8.56033	$9.41676	302,309
01/01/2013 to 12/31/2013	$9.41676	$12.19047	276,233
01/01/2014 to 12/31/2014	$12.19047	$14.31041	297,503
01/01/2015 to 12/31/2015	$14.31041	$14.69965	159,802
01/01/2016 to 12/31/2016	$14.69965	$13.91791	92,869
01/01/2017 to 12/31/2017	$13.91791	$15.10676	78,826
01/01/2018 to 12/31/2018	$15.10676	$13.93522	47,460
01/01/2019 to 12/31/2019	$13.93522	$15.62964	24,140
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$16.85510	$22.03600	2,921,018
01/01/2011 to 12/31/2011	$22.03600	$17.50856	2,103,701
01/01/2012 to 12/31/2012	$17.50856	$14.71425	1,572,080
01/01/2013 to 12/31/2013	$14.71425	$8.98001	1,162,887
01/01/2014 to 12/31/2014	$8.98001	$6.72391	630,558
01/01/2015 to 12/31/2015	$6.72391	$4.44037	535,237
01/01/2016 to 12/31/2016	$4.44037	$6.80495	528,907
01/01/2017 to 12/31/2017	$6.80495	$7.04624	370,808
01/01/2018 to 12/31/2018	$7.04624	$5.99592	318,082
01/01/2019 to 12/31/2019	$5.99592	$8.60846	381,430

A-129

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$12.69458	$15.56804	509,622
01/01/2011 to 12/31/2011	$15.56804	$16.03891	345,408
01/01/2012 to 12/31/2012	$16.03891	$18.48252	392,557
01/01/2013 to 12/31/2013	$18.48252	$18.19431	325,883
01/01/2014 to 12/31/2014	$18.19431	$22.37078	289,291
01/01/2015 to 12/31/2015	$22.37078	$22.07298	179,238
01/01/2016 to 12/31/2016	$22.07298	$22.95255	135,429
01/01/2017 to 12/31/2017	$22.95255	$24.39208	94,186
01/01/2018 to 12/31/2018	$24.39208	$22.62081	103,574
01/01/2019 to 12/31/2019	$22.62081	$28.20077	117,345
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$4.80759	$3.97042	4,679,376
01/01/2011 to 12/31/2011	$3.97042	$2.44059	2,645,539
01/01/2012 to 12/31/2012	$2.44059	$2.23383	1,760,429
01/01/2013 to 12/31/2013	$2.23383	$2.55893	3,779,215
01/01/2014 to 12/31/2014	$2.55893	$1.75517	3,810,891
01/01/2015 to 12/31/2015	$1.75517	$1.69877	2,300,690
01/01/2016 to 12/31/2016	$1.69877	$1.58459	3,979,174
01/01/2017 to 12/31/2017	$1.58459	$1.37292	672,668
01/01/2018 to 12/31/2018	$1.37292	$1.40630	553,158
01/01/2019 to 12/31/2019	$1.40630	$1.14218	444,278
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$5.85592	$6.47385	188,040
01/01/2011 to 12/31/2011	$6.47385	$6.11890	125,111
01/01/2012 to 12/31/2012	$6.11890	$5.76682	77,903
01/01/2013 to 12/31/2013	$5.76682	$7.57041	62,931
01/01/2014 to 12/31/2014	$7.57041	$10.01645	125,840
01/01/2015 to 12/31/2015	$10.01645	$9.56793	75,681
01/01/2016 to 12/31/2016	$9.56793	$12.01791	55,108
01/01/2017 to 12/31/2017	$12.01791	$16.02301	67,046
01/01/2018 to 12/31/2018	$16.02301	$14.14485	19,257
01/01/2019 to 12/31/2019	$14.14485	$20.83593	30,373
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.44215	$4.69826	280,837
01/01/2011 to 12/31/2011	$4.69826	$4.24070	232,550
01/01/2012 to 12/31/2012	$4.24070	$3.38019	139,533
01/01/2013 to 12/31/2013	$3.38019	$2.40360	116,769
01/01/2014 to 12/31/2014	$2.40360	$2.06984	171,122
01/01/2015 to 12/31/2015	$2.06984	$2.00094	170,404
01/01/2016 to 12/31/2016	$2.00094	$1.57065	61,170
01/01/2017 to 12/31/2017	$1.57065	$1.31534	24,730
01/01/2018 to 12/31/2018	$1.31534	$1.43547	186,631
01/01/2019 to 12/31/2019	$1.43547	$1.11291	7,363
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$4.21899	$3.27025	782,589
01/01/2011 to 12/31/2011	$3.27025	$2.87953	1,249,273
01/01/2012 to 12/31/2012	$2.87953	$2.29961	957,612
01/01/2013 to 12/31/2013	$2.29961	$1.59655	348,933
01/01/2014 to 12/31/2014	$1.59655	$1.26593	241,202
01/01/2015 to 12/31/2015	$1.26593	$1.08261	286,125
01/01/2016 to 12/31/2016	$1.08261	$0.95772	256,099
01/01/2017 to 12/31/2017	$0.95772	$0.70408	129,839
01/01/2018 to 12/31/2018	$0.70408	$0.67241	117,734
01/01/2019 to 12/31/2019	$0.67241	$0.47583	90,824

A-130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.59454	$4.60842	355,244
01/01/2011 to 12/31/2011	$4.60842	$4.12054	702,306
01/01/2012 to 12/31/2012	$4.12054	$3.28401	351,352
01/01/2013 to 12/31/2013	$3.28401	$2.22045	176,749
01/01/2014 to 12/31/2014	$2.22045	$1.98216	197,127
01/01/2015 to 12/31/2015	$1.98216	$1.93339	165,249
01/01/2016 to 12/31/2016	$1.93339	$1.49096	60,221
01/01/2017 to 12/31/2017	$1.49096	$1.25820	36,440
01/01/2018 to 12/31/2018	$1.25820	$1.36593	744,521
01/01/2019 to 12/31/2019	$1.36593	$1.06407	14,359
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.15090	$13.78817	1,733,790
01/01/2011 to 12/31/2011	$13.78817	$13.73472	1,437,215
01/01/2012 to 12/31/2012	$13.73472	$15.19367	495,243
01/01/2013 to 12/31/2013	$15.19367	$20.98384	722,604
01/01/2014 to 12/31/2014	$20.98384	$21.08606	341,491
01/01/2015 to 12/31/2015	$21.08606	$20.98143	310,904
01/01/2016 to 12/31/2016	$20.98143	$24.81155	268,146
01/01/2017 to 12/31/2017	$24.81155	$27.56822	233,143
01/01/2018 to 12/31/2018	$27.56822	$25.55249	171,943
01/01/2019 to 12/31/2019	$25.55249	$29.93521	152,702
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$9.65451	$11.59399	743,101
01/01/2011 to 12/31/2011	$11.59399	$10.93523	752,713
01/01/2012 to 12/31/2012	$10.93523	$12.49201	481,299
01/01/2013 to 12/31/2013	$12.49201	$16.91462	412,071
01/01/2014 to 12/31/2014	$16.91462	$17.60271	237,908
01/01/2015 to 12/31/2015	$17.60271	$15.87910	251,343
01/01/2016 to 12/31/2016	$15.87910	$20.11199	295,966
01/01/2017 to 12/31/2017	$20.11199	$21.70203	178,645
01/01/2018 to 12/31/2018	$21.70203	$18.30803	144,824
01/01/2019 to 12/31/2019	$18.30803	$22.06891	119,465
ProFund VP Technology
01/01/2010 to 12/31/2010	$8.77621	$9.55781	652,534
01/01/2011 to 12/31/2011	$9.55781	$9.27196	719,037
01/01/2012 to 12/31/2012	$9.27196	$10.05858	287,188
01/01/2013 to 12/31/2013	$10.05858	$12.38490	175,316
01/01/2014 to 12/31/2014	$12.38490	$14.38710	179,412
01/01/2015 to 12/31/2015	$14.38710	$14.48967	124,421
01/01/2016 to 12/31/2016	$14.48967	$16.01021	119,435
01/01/2017 to 12/31/2017	$16.01021	$21.28733	82,610
01/01/2018 to 12/31/2018	$21.28733	$20.45365	58,080
01/01/2019 to 12/31/2019	$20.45365	$29.20553	63,194
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$7.20798	$8.20115	847,216
01/01/2011 to 12/31/2011	$8.20115	$8.21681	476,200
01/01/2012 to 12/31/2012	$8.21681	$9.41587	486,914
01/01/2013 to 12/31/2013	$9.41587	$10.37826	375,062
01/01/2014 to 12/31/2014	$10.37826	$10.26467	329,989
01/01/2015 to 12/31/2015	$10.26467	$10.24892	246,225
01/01/2016 to 12/31/2016	$10.24892	$12.26323	259,808
01/01/2017 to 12/31/2017	$12.26323	$11.80524	206,948
01/01/2018 to 12/31/2018	$11.80524	$9.85577	140,704
01/01/2019 to 12/31/2019	$9.85577	$11.12471	169,880

A-131

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$12.53843	$13.57748	1,042,250
01/01/2011 to 12/31/2011	$13.57748	$19.16526	1,145,039
01/01/2012 to 12/31/2012	$19.16526	$19.03182	721,134
01/01/2013 to 12/31/2013	$19.03182	$15.14014	419,798
01/01/2014 to 12/31/2014	$15.14014	$20.30924	243,348
01/01/2015 to 12/31/2015	$20.30924	$18.84732	307,076
01/01/2016 to 12/31/2016	$18.84732	$18.48017	132,889
01/01/2017 to 12/31/2017	$18.48017	$19.90052	64,074
01/01/2018 to 12/31/2018	$19.90052	$18.50902	50,825
01/01/2019 to 12/31/2019	$18.50902	$21.52063	55,922
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$6.49713	$7.80642	914,644
01/01/2011 to 12/31/2011	$7.80642	$7.30702	689,374
01/01/2012 to 12/31/2012	$7.30702	$9.26411	451,227
01/01/2013 to 12/31/2013	$9.26411	$15.31166	302,573
01/01/2014 to 12/31/2014	$15.31166	$18.55847	265,404
01/01/2015 to 12/31/2015	$18.55847	$17.72596	202,056
01/01/2016 to 12/31/2016	$17.72596	$20.67716	90,526
01/01/2017 to 12/31/2017	$20.67716	$28.67909	85,450
01/01/2018 to 12/31/2018	$28.67909	$23.82990	72,451
01/01/2019 to 12/31/2019	$23.82990	$37.53854	44,442
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$8.22543	$12.10861	1,530,577
01/01/2011 to 12/31/2011	$12.10861	$10.28371	591,778
01/01/2012 to 12/31/2012	$10.28371	$13.39974	516,451
01/01/2013 to 12/31/2013	$13.39974	$22.48468	317,543
01/01/2014 to 12/31/2014	$22.48468	$25.50653	386,697
01/01/2015 to 12/31/2015	$25.50653	$22.79049	377,840
01/01/2016 to 12/31/2016	$22.79049	$30.91353	280,604
01/01/2017 to 12/31/2017	$30.91353	$39.17943	77,938
01/01/2018 to 12/31/2018	$39.17943	$28.21463	66,543
01/01/2019 to 12/31/2019	$28.21463	$41.01036	46,004
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$5.62648	$7.48276	1,359,439
01/01/2011 to 12/31/2011	$7.48276	$7.27165	1,795,997
01/01/2012 to 12/31/2012	$7.27165	$9.56529	563,727
01/01/2013 to 12/31/2013	$9.56529	$16.84373	561,715
01/01/2014 to 12/31/2014	$16.84373	$22.50303	414,291
01/01/2015 to 12/31/2015	$22.50303	$25.14240	345,567
01/01/2016 to 12/31/2016	$25.14240	$26.86092	255,704
01/01/2017 to 12/31/2017	$26.86092	$44.47219	231,119
01/01/2018 to 12/31/2018	$44.47219	$39.52168	211,982
01/01/2019 to 12/31/2019	$39.52168	$69.83579	104,210
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$7.38773	$10.78566	930,703
01/01/2011 to 12/31/2011	$10.78566	$8.61004	508,081
01/01/2012 to 12/31/2012	$8.61004	$10.96696	395,941
01/01/2013 to 12/31/2013	$10.96696	$20.13338	296,920
01/01/2014 to 12/31/2014	$20.13338	$20.86627	228,008
01/01/2015 to 12/31/2015	$20.86627	$17.85902	162,041
01/01/2016 to 12/31/2016	$17.85902	$24.51956	122,124
01/01/2017 to 12/31/2017	$24.51956	$30.19325	111,197
01/01/2018 to 12/31/2018	$30.19325	$21.68909	66,206
01/01/2019 to 12/31/2019	$21.68909	$31.42716	59,199

A-132

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2010 to 12/31/2010	$12.26510	$12.78064	893,746
01/01/2011 to 12/31/2011	$12.78064	$14.77119	1,349,692
01/01/2012 to 12/31/2012	$14.77119	$14.54751	788,140
01/01/2013 to 12/31/2013	$14.54751	$16.21221	725,550
01/01/2014 to 12/31/2014	$16.21221	$20.07212	821,630
01/01/2015 to 12/31/2015	$20.07212	$18.47707	503,397
01/01/2016 to 12/31/2016	$18.47707	$20.91283	462,262
01/01/2017 to 12/31/2017	$20.91283	$22.75718	486,229
01/01/2018 to 12/31/2018	$22.75718	$23.02523	289,388
01/01/2019 to 12/31/2019	$23.02523	$27.82551	313,144
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$11.12185	$12.47084	346,910
01/01/2011 to 12/31/2011	$12.47084	$10.43600	327,254
01/01/2012 to 12/31/2012	$10.43600	$12.56220	230,539
01/01/2013 to 12/31/2013	$12.56220	$14.68616	101,416
01/01/2014 to 12/31/2014	$14.68616	$13.61838	73,228
01/01/2015 to 12/31/2015	$13.61838	$13.84461	63,745
01/01/2016 to 12/31/2016	$13.84461	$13.12893	56,615
01/01/2017 to 12/31/2017	$13.12893	$17.53748	66,125
01/01/2018 to 12/31/2018	$17.53748	$15.03689	76,788
01/01/2019 to 12/31/2019	$15.03689	$19.57785	39,236
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.32619	$16.11364	637,587
01/01/2011 to 12/31/2011	$16.11364	$13.82121	523,908
01/01/2012 to 12/31/2012	$13.82121	$15.45248	401,945
01/01/2013 to 12/31/2013	$15.45248	$18.22775	283,907
01/01/2014 to 12/31/2014	$18.22775	$16.97668	217,416
01/01/2015 to 12/31/2015	$16.97668	$17.07985	210,347
01/01/2016 to 12/31/2016	$17.07985	$17.34553	138,372
01/01/2017 to 12/31/2017	$17.34553	$21.30098	113,199
01/01/2018 to 12/31/2018	$21.30098	$17.41592	73,608
01/01/2019 to 12/31/2019	$17.41592	$19.78390	59,322
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.54043	$15.81530	385,986
01/01/2011 to 12/31/2011	$15.81530	$14.72149	411,256
01/01/2012 to 12/31/2012	$14.72149	$17.48336	413,544
01/01/2013 to 12/31/2013	$17.48336	$24.11014	306,342
01/01/2014 to 12/31/2014	$24.11014	$24.68160	201,332
01/01/2015 to 12/31/2015	$24.68160	$24.66780	142,859
01/01/2016 to 12/31/2016	$24.66780	$24.44784	93,681
01/01/2017 to 12/31/2017	$24.44784	$32.45008	70,682
01/01/2018 to 12/31/2018	$32.45008	$32.07718	55,802
01/01/2019 to 12/31/2019	$32.07718	$43.34529	45,145
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59327	$12.24845	617,813
01/01/2011 to 12/31/2011	$12.24845	$11.52354	383,450
01/01/2012 to 12/31/2012	$11.52354	$12.25238	264,060
01/01/2013 to 12/31/2013	$12.25238	$18.14246	293,944
01/01/2014 to 12/31/2014	$18.14246	$17.54440	192,275
01/01/2015 to 12/31/2015	$17.54440	$16.80023	164,785
01/01/2016 to 12/31/2016	$16.80023	$17.86272	131,068
01/01/2017 to 12/31/2017	$17.86272	$22.16101	107,764
01/01/2018 to 12/31/2018	$22.16101	$22.11458	86,180
01/01/2019 to 12/31/2019	$22.11458	$27.25482	84,707
*Denotes the start date of these sub-accounts

A-133

ASL II
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps and Combo 5%/HAV 80 bps
(3.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.13423	$13.17192	65,536
01/01/2011 to 12/31/2011	$13.17192	$12.43126	29,622
01/01/2012 to 12/31/2012	$12.43126	$13.56586	36,253
01/01/2013 to 12/31/2013	$13.56586	$14.46408	11,985
01/01/2014 to 12/31/2014	$14.46408	$14.55840	21,734
01/01/2015 to 12/31/2015	$14.55840	$13.65997	12,885
01/01/2016 to 12/31/2016	$13.65997	$14.08352	6,722
01/01/2017 to 12/31/2017	$14.08352	$15.37365	19,724
01/01/2018 to 12/31/2018	$15.37365	$13.68977	3,906
01/01/2019 to 12/31/2019	$13.68977	$15.40315	11,000
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$12.32995	$13.59257	52,061
01/01/2011 to 12/31/2011	$13.59257	$13.19353	26,435
01/01/2012 to 12/31/2012	$13.19353	$14.53629	36,464
01/01/2013 to 12/31/2013	$14.53629	$16.42647	19,293
01/01/2014 to 12/31/2014	$16.42647	$16.89820	28,366
01/01/2015 to 12/31/2015	$16.89820	$16.51440	13,993
01/01/2016 to 12/31/2016	$16.51440	$17.14989	9,439
01/01/2017 to 12/31/2017	$17.14989	$19.44290	8,027
01/01/2018 to 12/31/2018	$19.44290	$17.73716	3,043
01/01/2019 to 12/31/2019	$17.73716	$20.95535	10,133
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$11.85733	$12.86591	39,827
01/01/2011 to 12/31/2011	$12.86591	$12.24761	16,831
01/01/2012 to 12/31/2012	$12.24761	$13.09430	20,040
01/01/2013 to 12/31/2013	$13.09430	$14.27418	5,148
01/01/2014 to 12/31/2014	$14.27418	$14.55015	10,773
01/01/2015 to 12/31/2015	$14.55015	$14.08292	6,595
01/01/2016 to 12/31/2016	$14.08292	$14.31192	3,041
01/01/2017 to 12/31/2017	$14.31192	$16.12922	6,745
01/01/2018 to 12/31/2018	$16.12922	$14.39900	2,025
01/01/2019 to 12/31/2019	$14.39900	$16.47937	4,983
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99745	$11.52409	0
01/01/2014 to 12/31/2014	$11.52409	$12.64404	0
01/01/2015 to 12/31/2015	$12.64404	$12.47014	0
01/01/2016 to 12/31/2016	$12.47014	$13.38475	0
01/01/2017 to 12/31/2017	$13.38475	$15.85046	0
01/01/2018 to 12/31/2018	$15.85046	$14.11453	0
01/01/2019 to 12/31/2019	$14.11453	$16.77372	0

A-134

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.96015	$13.02349	131,786
01/01/2011 to 12/31/2011	$13.02349	$12.47353	52,667
01/01/2012 to 12/31/2012	$12.47353	$13.60110	56,424
01/01/2013 to 12/31/2013	$13.60110	$15.51347	26,419
01/01/2014 to 12/31/2014	$15.51347	$16.02123	35,868
01/01/2015 to 12/31/2015	$16.02123	$15.60653	19,466
01/01/2016 to 12/31/2016	$15.60653	$16.08478	10,566
01/01/2017 to 12/31/2017	$16.08478	$17.92023	9,394
01/01/2018 to 12/31/2018	$17.92023	$16.51349	3,621
01/01/2019 to 12/31/2019	$16.51349	$19.11860	4,491
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99745	$9.07909	0
01/01/2012 to 12/31/2012	$9.07909	$9.84874	0
01/01/2013 to 12/31/2013	$9.84874	$10.58473	3,133
01/01/2014 to 12/31/2014	$10.58473	$10.76426	3,650
01/01/2015 to 12/31/2015	$10.76426	$10.12275	1,167
01/01/2016 to 12/31/2016	$10.12275	$10.49795	630
01/01/2017 to 12/31/2017	$10.49795	$11.46232	277
01/01/2018 to 12/31/2018	$11.46232	$10.52425	89
01/01/2019 to 12/31/2019	$10.52425	$12.00129	161
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$10.41264	$10.48881	8,917
01/01/2011 to 12/31/2011	$10.48881	$10.39821	3,150
01/01/2012 to 12/31/2012	$10.39821	$10.55386	3,391
01/01/2013 to 12/31/2013	$10.55386	$10.00959	590
01/01/2014 to 12/31/2014	$10.00959	$9.69502	546
01/01/2015 to 12/31/2015	$9.69502	$9.44474	376
01/01/2016 to 12/31/2016	$9.44474	$9.30721	302
01/01/2017 to 12/31/2017	$9.30721	$9.17786	312
01/01/2018 to 12/31/2018	$9.17786	$8.96257	245
01/01/2019 to 12/31/2019	$8.96257	$9.09083	17
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$10.97629	$11.46296	174,087
01/01/2011 to 12/31/2011	$11.46296	$11.46724	92,726
01/01/2012 to 12/31/2012	$11.46724	$12.15323	96,820
01/01/2013 to 12/31/2013	$12.15323	$11.56610	35,919
01/01/2014 to 12/31/2014	$11.56610	$11.68773	32,447
01/01/2015 to 12/31/2015	$11.68773	$11.09239	10,690
01/01/2016 to 12/31/2016	$11.09239	$11.20959	6,473
01/01/2017 to 12/31/2017	$11.20959	$11.34268	8,466
01/01/2018 to 12/31/2018	$11.34268	$10.92236	2,599
01/01/2019 to 12/31/2019	$10.92236	$11.56618	7,115
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.51126	$10.26888	0
01/01/2011 to 12/31/2011	$10.26888	$11.54677	0
01/01/2012 to 12/31/2012	$11.54677	$11.84987	57,097
01/01/2013 to 12/31/2013	$11.84987	$10.93332	75,887
01/01/2014 to 12/31/2014	$10.93332	$11.05193	30,895
01/01/2015 to 12/31/2015	$11.05193	$10.82962	25,134
01/01/2016 to 12/31/2016	$10.82962	$10.65201	16,045
01/01/2017 to 12/31/2017	$10.65201	$10.40648	18,460
01/01/2018 to 12/31/2018	$10.40648	$10.14435	107,109
01/01/2019 to 12/31/2019	$10.14435	$9.97252	0

A-135

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.18840	$9.96331	67,081
01/01/2011 to 12/31/2011	$9.96331	$11.46436	5,989
01/01/2012 to 12/31/2012	$11.46436	$11.81648	3,224
01/01/2013 to 12/31/2013	$11.81648	$10.70951	100,166
01/01/2014 to 12/31/2014	$10.70951	$11.02243	58,122
01/01/2015 to 12/31/2015	$11.02243	$10.84945	72,462
01/01/2016 to 12/31/2016	$10.84945	$10.72518	59,214
01/01/2017 to 12/31/2017	$10.72518	$10.49099	22,390
01/01/2018 to 12/31/2018	$10.49099	$10.19900	24,210
01/01/2019 to 12/31/2019	$10.19900	$10.23382	78,566
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99661	$10.86825	55,827
01/01/2011 to 12/31/2011	$10.86825	$12.67668	479,189
01/01/2012 to 12/31/2012	$12.67668	$13.12442	250,845
01/01/2013 to 12/31/2013	$13.12442	$11.83332	78,873
01/01/2014 to 12/31/2014	$11.83332	$12.35365	169,047
01/01/2015 to 12/31/2015	$12.35365	$12.19038	135,676
01/01/2016 to 12/31/2016	$12.19038	$12.05982	107,083
01/01/2017 to 12/31/2017	$12.05982	$11.87777	39,969
01/01/2018 to 12/31/2018	$11.87777	$11.52135	45,222
01/01/2019 to 12/31/2019	$11.52135	$11.73599	18,532
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99745	$11.86808	148,179
01/01/2012 to 12/31/2012	$11.86808	$12.17835	231,919
01/01/2013 to 12/31/2013	$12.17835	$10.65620	25,469
01/01/2014 to 12/31/2014	$10.65620	$11.40245	15,562
01/01/2015 to 12/31/2015	$11.40245	$11.28653	63,122
01/01/2016 to 12/31/2016	$11.28653	$11.14290	56,736
01/01/2017 to 12/31/2017	$11.14290	$10.97341	30,470
01/01/2018 to 12/31/2018	$10.97341	$10.62125	31,856
01/01/2019 to 12/31/2019	$10.62125	$10.90390	26,195
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99662	$10.26629	77,251
01/01/2013 to 12/31/2013	$10.26629	$8.93791	685,322
01/01/2014 to 12/31/2014	$8.93791	$9.75885	475,047
01/01/2015 to 12/31/2015	$9.75885	$9.71746	181,993
01/01/2016 to 12/31/2016	$9.71746	$9.60176	146,254
01/01/2017 to 12/31/2017	$9.60176	$9.46757	141,379
01/01/2018 to 12/31/2018	$9.46757	$9.15306	139,108
01/01/2019 to 12/31/2019	$9.15306	$9.45152	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99830	$8.63809	347,529
01/01/2014 to 12/31/2014	$8.63809	$9.59655	177,322
01/01/2015 to 12/31/2015	$9.59655	$9.56811	10,739
01/01/2016 to 12/31/2016	$9.56811	$9.45386	10,735
01/01/2017 to 12/31/2017	$9.45386	$9.32049	10,732
01/01/2018 to 12/31/2018	$9.32049	$8.97654	10,728
01/01/2019 to 12/31/2019	$8.97654	$9.39531	10,724
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99830	$11.15903	16,526
01/01/2015 to 12/31/2015	$11.15903	$11.03498	330,937
01/01/2016 to 12/31/2016	$11.03498	$10.96374	5,209
01/01/2017 to 12/31/2017	$10.96374	$10.82471	5,260
01/01/2018 to 12/31/2018	$10.82471	$10.41563	96,691
01/01/2019 to 12/31/2019	$10.41563	$10.97828	67,275

A-136

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99830	$9.81132	181,833
01/01/2016 to 12/31/2016	$9.81132	$9.71032	274,087
01/01/2017 to 12/31/2017	$9.71032	$9.64288	225,397
01/01/2018 to 12/31/2018	$9.64288	$9.25003	247,437
01/01/2019 to 12/31/2019	$9.25003	$9.86736	75,349
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99662	$9.75403	378,937
01/01/2017 to 12/31/2017	$9.75403	$9.71124	308,557
01/01/2018 to 12/31/2018	$9.71124	$9.29490	334,853
01/01/2019 to 12/31/2019	$9.29490	$9.97447	190,723
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99661	$9.90917	1,781
01/01/2018 to 12/31/2018	$9.90917	$9.40790	2,547
01/01/2019 to 12/31/2019	$9.40790	$10.17804	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99661	$9.53824	0
01/01/2019 to 12/31/2019	$9.53824	$10.38454	2,438
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99830	$11.09122	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.22725	$13.44012	112,968
01/01/2011 to 12/31/2011	$13.44012	$12.71472	48,818
01/01/2012 to 12/31/2012	$12.71472	$14.01774	64,061
01/01/2013 to 12/31/2013	$14.01774	$16.67266	34,911
01/01/2014 to 12/31/2014	$16.67266	$17.29480	31,756
01/01/2015 to 12/31/2015	$17.29480	$16.85680	17,277
01/01/2016 to 12/31/2016	$16.85680	$17.46123	13,019
01/01/2017 to 12/31/2017	$17.46123	$19.95897	8,986
01/01/2018 to 12/31/2018	$19.95897	$18.14380	2,409
01/01/2019 to 12/31/2019	$18.14380	$21.50410	4,496
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99745	$11.52104	0
01/01/2014 to 12/31/2014	$11.52104	$12.68979	237
01/01/2015 to 12/31/2015	$12.68979	$11.86328	106
01/01/2016 to 12/31/2016	$11.86328	$13.21562	94
01/01/2017 to 12/31/2017	$13.21562	$15.17196	79
01/01/2018 to 12/31/2018	$15.17196	$14.00575	47
01/01/2019 to 12/31/2019	$14.00575	$17.79232	0
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$13.84184	$16.13064	5,671
01/01/2011 to 12/31/2011	$16.13064	$14.85134	2,697
01/01/2012 to 12/31/2012	$14.85134	$18.25697	2,502
01/01/2013 to 12/31/2013	$18.25697	$18.46963	757
01/01/2014 to 12/31/2014	$18.46963	$20.39964	1,542
01/01/2015 to 12/31/2015	$20.39964	$19.75964	470
01/01/2016 to 12/31/2016	$19.75964	$19.33010	271
01/01/2017 to 12/31/2017	$19.33010	$20.78249	376
01/01/2018 to 12/31/2018	$20.78249	$19.19633	0
01/01/2019 to 12/31/2019	$19.19633	$23.28728	0

A-137

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.41408	$17.98463	2,762
01/01/2011 to 12/31/2011	$17.98463	$18.58624	1,055
01/01/2012 to 12/31/2012	$18.58624	$20.78393	1,973
01/01/2013 to 12/31/2013	$20.78393	$20.78128	973
01/01/2014 to 12/31/2014	$20.78128	$26.37632	1,299
01/01/2015 to 12/31/2015	$26.37632	$26.81074	824
01/01/2016 to 12/31/2016	$26.81074	$27.24708	279
01/01/2017 to 12/31/2017	$27.24708	$28.06837	333
01/01/2018 to 12/31/2018	$28.06837	$25.91371	0
01/01/2019 to 12/31/2019	$25.91371	$32.96635	0
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$12.21412	$13.54265	69,693
01/01/2011 to 12/31/2011	$13.54265	$12.93283	27,636
01/01/2012 to 12/31/2012	$12.93283	$13.87100	29,060
01/01/2013 to 12/31/2013	$13.87100	$15.43301	12,216
01/01/2014 to 12/31/2014	$15.43301	$15.43379	13,448
01/01/2015 to 12/31/2015	$15.43379	$15.11138	7,606
01/01/2016 to 12/31/2016	$15.11138	$15.27483	5,990
01/01/2017 to 12/31/2017	$15.27483	$17.24991	2,457
01/01/2018 to 12/31/2018	$17.24991	$15.42577	1,475
01/01/2019 to 12/31/2019	$15.42577	$17.94645	1,302
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$11.77962	$12.74499	48,976
01/01/2011 to 12/31/2011	$12.74499	$12.29438	29,103
01/01/2012 to 12/31/2012	$12.29438	$13.12610	27,510
01/01/2013 to 12/31/2013	$13.12610	$13.97562	3,763
01/01/2014 to 12/31/2014	$13.97562	$14.09699	12,688
01/01/2015 to 12/31/2015	$14.09699	$13.54278	15,831
01/01/2016 to 12/31/2016	$13.54278	$13.82089	6,097
01/01/2017 to 12/31/2017	$13.82089	$15.04653	7,390
01/01/2018 to 12/31/2018	$15.04653	$13.55566	3,375
01/01/2019 to 12/31/2019	$13.55566	$15.24784	10,730
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.67342	$15.57605	11,365
01/01/2011 to 12/31/2011	$15.57605	$15.29838	2,764
01/01/2012 to 12/31/2012	$15.29838	$17.15805	5,135
01/01/2013 to 12/31/2013	$17.15805	$23.09162	1,883
01/01/2014 to 12/31/2014	$23.09162	$23.99874	5,106
01/01/2015 to 12/31/2015	$23.99874	$21.98832	2,218
01/01/2016 to 12/31/2016	$21.98832	$26.50272	2,991
01/01/2017 to 12/31/2017	$26.50272	$28.82861	1,876
01/01/2018 to 12/31/2018	$28.82861	$24.01384	101
01/01/2019 to 12/31/2019	$24.01384	$28.55169	298
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.80078	$9.50418	66,807
01/01/2011 to 12/31/2011	$9.50418	$9.21691	22,753
01/01/2012 to 12/31/2012	$9.21691	$8.93594	21,654
01/01/2013 to 12/31/2013	$8.93594	$8.66333	38,219
01/01/2014 to 12/31/2014	$8.66333	$8.39917	34,608
01/01/2015 to 12/31/2015	$8.39917	$8.14297	10,538
01/01/2016 to 12/31/2016	$8.14297	$7.89524	3,237
01/01/2017 to 12/31/2017	$7.89524	$7.68106	1,578
01/01/2018 to 12/31/2018	$7.68106	$7.54238	1,173
01/01/2019 to 12/31/2019	$7.54238	$7.43589	619

A-138

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$12.43203	$13.68018	10,081
01/01/2011 to 12/31/2011	$13.68018	$13.68453	2,509
01/01/2012 to 12/31/2012	$13.68453	$15.10704	5,003
01/01/2013 to 12/31/2013	$15.10704	$15.69801	4,092
01/01/2014 to 12/31/2014	$15.69801	$15.60847	4,193
01/01/2015 to 12/31/2015	$15.60847	$14.59314	158
01/01/2016 to 12/31/2016	$14.59314	$16.32769	1,439
01/01/2017 to 12/31/2017	$16.32769	$17.01384	90
01/01/2018 to 12/31/2018	$17.01384	$16.16445	33
01/01/2019 to 12/31/2019	$16.16445	$18.06922	30
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.64759	$13.87561	14,237
01/01/2011 to 12/31/2011	$13.87561	$12.89017	2,571
01/01/2012 to 12/31/2012	$12.89017	$14.60658	3,452
01/01/2013 to 12/31/2013	$14.60658	$19.80633	2,533
01/01/2014 to 12/31/2014	$19.80633	$21.84200	2,755
01/01/2015 to 12/31/2015	$21.84200	$19.51637	1,714
01/01/2016 to 12/31/2016	$19.51637	$22.68548	873
01/01/2017 to 12/31/2017	$22.68548	$26.21723	1,408
01/01/2018 to 12/31/2018	$26.21723	$21.81645	427
01/01/2019 to 12/31/2019	$21.81645	$27.39578	1,402
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$13.18206	$14.63316	11,291
01/01/2011 to 12/31/2011	$14.63316	$12.35377	3,255
01/01/2012 to 12/31/2012	$12.35377	$14.41562	4,810
01/01/2013 to 12/31/2013	$14.41562	$16.63952	2,931
01/01/2014 to 12/31/2014	$16.63952	$15.24057	3,701
01/01/2015 to 12/31/2015	$15.24057	$15.24080	2,164
01/01/2016 to 12/31/2016	$15.24080	$14.21873	923
01/01/2017 to 12/31/2017	$14.21873	$18.67047	1,564
01/01/2018 to 12/31/2018	$18.67047	$15.68508	465
01/01/2019 to 12/31/2019	$15.68508	$20.08998	1,807
AST International Value Portfolio
01/01/2010 to 12/31/2010	$13.01465	$14.01639	2,501
01/01/2011 to 12/31/2011	$14.01639	$11.88393	1,271
01/01/2012 to 12/31/2012	$11.88393	$13.44221	1,073
01/01/2013 to 12/31/2013	$13.44221	$15.56934	345
01/01/2014 to 12/31/2014	$15.56934	$14.08243	415
01/01/2015 to 12/31/2015	$14.08243	$13.76436	251
01/01/2016 to 12/31/2016	$13.76436	$13.42303	154
01/01/2017 to 12/31/2017	$13.42303	$15.98390	225
01/01/2018 to 12/31/2018	$15.98390	$12.99339	52
01/01/2019 to 12/31/2019	$12.99339	$15.11950	126
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$12.16569	$13.42460	32,414
01/01/2011 to 12/31/2011	$13.42460	$12.94178	14,505
01/01/2012 to 12/31/2012	$12.94178	$14.25066	12,999
01/01/2013 to 12/31/2013	$14.25066	$16.06556	2,443
01/01/2014 to 12/31/2014	$16.06556	$16.56691	3,605
01/01/2015 to 12/31/2015	$16.56691	$15.89335	1,743
01/01/2016 to 12/31/2016	$15.89335	$16.21380	694
01/01/2017 to 12/31/2017	$16.21380	$18.38629	1,004
01/01/2018 to 12/31/2018	$18.38629	$16.50846	129
01/01/2019 to 12/31/2019	$16.50846	$19.11476	236

A-139

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.49762	$14.02444	15,984
01/01/2011 to 12/31/2011	$14.02444	$12.35294	3,646
01/01/2012 to 12/31/2012	$12.35294	$14.59931	4,897
01/01/2013 to 12/31/2013	$14.59931	$16.32824	2,837
01/01/2014 to 12/31/2014	$16.32824	$14.82251	3,439
01/01/2015 to 12/31/2015	$14.82251	$13.96868	1,733
01/01/2016 to 12/31/2016	$13.96868	$13.80530	460
01/01/2017 to 12/31/2017	$13.80530	$17.35196	2,443
01/01/2018 to 12/31/2018	$17.35196	$13.88128	1,107
01/01/2019 to 12/31/2019	$13.88128	$17.12163	4,282
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.58846	$12.05741	27,863
01/01/2011 to 12/31/2011	$12.05741	$11.71759	14,468
01/01/2012 to 12/31/2012	$11.71759	$12.57728	14,931
01/01/2013 to 12/31/2013	$12.57728	$13.53899	3,132
01/01/2014 to 12/31/2014	$13.53899	$13.84127	3,997
01/01/2015 to 12/31/2015	$13.84127	$13.39461	2,268
01/01/2016 to 12/31/2016	$13.39461	$13.48555	1,412
01/01/2017 to 12/31/2017	$13.48555	$14.66306	1,041
01/01/2018 to 12/31/2018	$14.66306	$13.48474	213
01/01/2019 to 12/31/2019	$13.48474	$14.98348	843
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.27125	$11.08508	692
01/01/2011 to 12/31/2011	$11.08508	$10.81864	502
01/01/2012 to 12/31/2012	$10.81864	$12.08098	5,202
01/01/2013 to 12/31/2013	$12.08098	$15.98715	3,955
01/01/2014 to 12/31/2014	$15.98715	$16.97273	1,311
01/01/2015 to 12/31/2015	$16.97273	$18.20501	137
01/01/2016 to 12/31/2016	$18.20501	$17.39269	49
01/01/2017 to 12/31/2017	$17.39269	$22.90618	0
01/01/2018 to 12/31/2018	$22.90618	$21.84586	0
01/01/2019 to 12/31/2019	$21.84586	$28.08483	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.62973	$14.66343	10,205
01/01/2011 to 12/31/2011	$14.66343	$14.08713	6,178
01/01/2012 to 12/31/2012	$14.08713	$15.33193	5,047
01/01/2013 to 12/31/2013	$15.33193	$20.30662	4,771
01/01/2014 to 12/31/2014	$20.30662	$21.77222	5,355
01/01/2015 to 12/31/2015	$21.77222	$23.23422	1,841
01/01/2016 to 12/31/2016	$23.23422	$23.78353	1,480
01/01/2017 to 12/31/2017	$23.78353	$30.66791	658
01/01/2018 to 12/31/2018	$30.66791	$28.92830	276
01/01/2019 to 12/31/2019	$28.92830	$36.91742	245
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.27574	$14.42174	7,763
01/01/2011 to 12/31/2011	$14.42174	$13.54451	3,117
01/01/2012 to 12/31/2012	$13.54451	$16.16121	6,301
01/01/2013 to 12/31/2013	$16.16121	$19.99839	2,669
01/01/2014 to 12/31/2014	$19.99839	$20.09225	6,478
01/01/2015 to 12/31/2015	$20.09225	$19.19400	1,884
01/01/2016 to 12/31/2016	$19.19400	$19.93349	2,054
01/01/2017 to 12/31/2017	$19.93349	$23.93497	1,579
01/01/2018 to 12/31/2018	$23.93497	$20.98438	17
01/01/2019 to 12/31/2019	$20.98438	$26.43924	14

A-140

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99746	$10.22384	17,403
01/01/2013 to 12/31/2013	$10.22384	$11.78687	12,005
01/01/2014 to 12/31/2014	$11.78687	$12.01464	6,593
01/01/2015 to 12/31/2015	$12.01464	$11.50362	2,031
01/01/2016 to 12/31/2016	$11.50362	$11.63565	829
01/01/2017 to 12/31/2017	$11.63565	$13.14245	2,723
01/01/2018 to 12/31/2018	$13.14245	$11.68519	871
01/01/2019 to 12/31/2019	$11.68519	$13.90759	1,273
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.07012	$13.19825	19,094
01/01/2011 to 12/31/2011	$13.19825	$12.72029	5,650
01/01/2012 to 12/31/2012	$12.72029	$14.43854	12,520
01/01/2013 to 12/31/2013	$14.43854	$19.13659	7,446
01/01/2014 to 12/31/2014	$19.13659	$20.16893	7,479
01/01/2015 to 12/31/2015	$20.16893	$20.96737	3,288
01/01/2016 to 12/31/2016	$20.96737	$20.71797	1,593
01/01/2017 to 12/31/2017	$20.71797	$26.25673	2,715
01/01/2018 to 12/31/2018	$26.25673	$25.99864	294
01/01/2019 to 12/31/2019	$25.99864	$34.72853	1,005
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99746	$10.14266	0
01/01/2013 to 12/31/2013	$10.14266	$13.22644	0
01/01/2014 to 12/31/2014	$13.22644	$14.13337	0
01/01/2015 to 12/31/2015	$14.13337	$13.60326	0
01/01/2016 to 12/31/2016	$13.60326	$14.96277	1,540
01/01/2017 to 12/31/2017	$14.96277	$17.02337	0
01/01/2018 to 12/31/2018	$17.02337	$14.82628	0
01/01/2019 to 12/31/2019	$14.82628	$18.59253	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.39410	$15.56025	11,918
01/01/2011 to 12/31/2011	$15.56025	$14.63721	5,719
01/01/2012 to 12/31/2012	$14.63721	$16.97338	5,361
01/01/2013 to 12/31/2013	$16.97338	$21.75332	3,788
01/01/2014 to 12/31/2014	$21.75332	$23.52086	5,202
01/01/2015 to 12/31/2015	$23.52086	$21.50686	3,500
01/01/2016 to 12/31/2016	$21.50686	$21.19540	1,347
01/01/2017 to 12/31/2017	$21.19540	$26.11843	1,986
01/01/2018 to 12/31/2018	$26.11843	$24.21616	598
01/01/2019 to 12/31/2019	$24.21616	$30.55741	1,346
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.62485	$16.30541	2,199
01/01/2011 to 12/31/2011	$16.30541	$15.41607	751
01/01/2012 to 12/31/2012	$15.41607	$17.50500	4,345
01/01/2013 to 12/31/2013	$17.50500	$24.10075	3,593
01/01/2014 to 12/31/2014	$24.10075	$26.69542	2,440
01/01/2015 to 12/31/2015	$26.69542	$24.42218	683
01/01/2016 to 12/31/2016	$24.42218	$27.99599	1,274
01/01/2017 to 12/31/2017	$27.99599	$30.88754	538
01/01/2018 to 12/31/2018	$30.88754	$25.01680	266
01/01/2019 to 12/31/2019	$25.01680	$29.35091	127

A-141

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$14.69657	$17.42180	8,655
01/01/2011 to 12/31/2011	$17.42180	$13.46681	3,004
01/01/2012 to 12/31/2012	$13.46681	$15.39613	3,488
01/01/2013 to 12/31/2013	$15.39613	$14.95979	966
01/01/2014 to 12/31/2014	$14.95979	$13.82416	1,352
01/01/2015 to 12/31/2015	$13.82416	$11.16036	448
01/01/2016 to 12/31/2016	$11.16036	$12.15840	177
01/01/2017 to 12/31/2017	$12.15840	$14.89827	254
01/01/2018 to 12/31/2018	$14.89827	$12.41263	93
01/01/2019 to 12/31/2019	$12.41263	$13.64040	328
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.52896	$12.35906	141,279
01/01/2011 to 12/31/2011	$12.35906	$12.10214	76,596
01/01/2012 to 12/31/2012	$12.10214	$12.94955	76,027
01/01/2013 to 12/31/2013	$12.94955	$13.71111	18,950
01/01/2014 to 12/31/2014	$13.71111	$14.06060	22,497
01/01/2015 to 12/31/2015	$14.06060	$13.65131	38,106
01/01/2016 to 12/31/2016	$13.65131	$13.96743	25,200
01/01/2017 to 12/31/2017	$13.96743	$14.91465	21,418
01/01/2018 to 12/31/2018	$14.91465	$14.04664	13,522
01/01/2019 to 12/31/2019	$14.04664	$15.62558	2,266
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01737	$10.04576	193
01/01/2012 to 12/31/2012	$10.04576	$10.43128	85
01/01/2013 to 12/31/2013	$10.43128	$9.87920	0
01/01/2014 to 12/31/2014	$9.87920	$10.15840	6,980
01/01/2015 to 12/31/2015	$10.15840	$9.82217	2,068
01/01/2016 to 12/31/2016	$9.82217	$9.92413	1,693
01/01/2017 to 12/31/2017	$9.92413	$10.16791	248
01/01/2018 to 12/31/2018	$10.16791	$9.77594	230
01/01/2019 to 12/31/2019	$9.77594	$10.40236	110
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$12.07483	$13.93339	76,341
01/01/2011 to 12/31/2011	$13.93339	$12.66957	31,690
01/01/2012 to 12/31/2012	$12.66957	$13.86953	41,291
01/01/2013 to 12/31/2013	$13.86953	$15.73600	17,345
01/01/2014 to 12/31/2014	$15.73600	$16.65928	25,798
01/01/2015 to 12/31/2015	$16.65928	$16.05220	34,968
01/01/2016 to 12/31/2016	$16.05220	$17.13484	21,049
01/01/2017 to 12/31/2017	$17.13484	$19.28801	63,229
01/01/2018 to 12/31/2018	$19.28801	$17.27629	17,936
01/01/2019 to 12/31/2019	$17.27629	$19.96176	41,028
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99745	$11.56330	0
01/01/2014 to 12/31/2014	$11.56330	$12.91939	0
01/01/2015 to 12/31/2015	$12.91939	$12.71856	0
01/01/2016 to 12/31/2016	$12.71856	$13.67032	0
01/01/2017 to 12/31/2017	$13.67032	$16.09272	0
01/01/2018 to 12/31/2018	$16.09272	$14.48359	0
01/01/2019 to 12/31/2019	$14.48359	$17.57894	0

A-142

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$12.72046	$14.18872	312
01/01/2011 to 12/31/2011	$14.18872	$14.23236	118
01/01/2012 to 12/31/2012	$14.23236	$16.39212	83
01/01/2013 to 12/31/2013	$16.39212	$21.04607	34
01/01/2014 to 12/31/2014	$21.04607	$23.91656	165
01/01/2015 to 12/31/2015	$23.91656	$23.90105	79
01/01/2016 to 12/31/2016	$23.90105	$26.61438	68
01/01/2017 to 12/31/2017	$26.61438	$31.54687	89
01/01/2018 to 12/31/2018	$31.54687	$28.06655	27
01/01/2019 to 12/31/2019	$28.06655	$33.86796	77
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99745	$8.81461	0
01/01/2012 to 12/31/2012	$8.81461	$9.66972	0
01/01/2013 to 12/31/2013	$9.66972	$11.47465	0
01/01/2014 to 12/31/2014	$11.47465	$11.84786	0
01/01/2015 to 12/31/2015	$11.84786	$11.50381	0
01/01/2016 to 12/31/2016	$11.50381	$11.85901	0
01/01/2017 to 12/31/2017	$11.85901	$13.58988	0
01/01/2018 to 12/31/2018	$13.58988	$12.31307	0
01/01/2019 to 12/31/2019	$12.31307	$14.46894	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.89626	$16.57264	4,862
01/01/2011 to 12/31/2011	$16.57264	$13.96101	5,255
01/01/2012 to 12/31/2012	$13.96101	$16.25136	5,823
01/01/2013 to 12/31/2013	$16.25136	$22.18619	4,781
01/01/2014 to 12/31/2014	$22.18619	$22.57224	6,128
01/01/2015 to 12/31/2015	$22.57224	$22.17579	3,068
01/01/2016 to 12/31/2016	$22.17579	$23.15637	2,333
01/01/2017 to 12/31/2017	$23.15637	$28.66935	1,802
01/01/2018 to 12/31/2018	$28.66935	$24.77626	568
01/01/2019 to 12/31/2019	$24.77626	$32.78422	1,286
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.04607	$17.25484	4,684
01/01/2011 to 12/31/2011	$17.25484	$16.56567	1,545
01/01/2012 to 12/31/2012	$16.56567	$18.01496	4,955
01/01/2013 to 12/31/2013	$18.01496	$23.60916	3,505
01/01/2014 to 12/31/2014	$23.60916	$23.76318	1,821
01/01/2015 to 12/31/2015	$23.76318	$23.21933	565
01/01/2016 to 12/31/2016	$23.21933	$25.23170	359
01/01/2017 to 12/31/2017	$25.23170	$30.31524	296
01/01/2018 to 12/31/2018	$30.31524	$26.91557	125
01/01/2019 to 12/31/2019	$26.91557	$33.95462	16
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.85470	$15.70267	9,508
01/01/2011 to 12/31/2011	$15.70267	$14.31444	2,394
01/01/2012 to 12/31/2012	$14.31444	$16.39737	3,290
01/01/2013 to 12/31/2013	$16.39737	$21.84352	2,171
01/01/2014 to 12/31/2014	$21.84352	$22.29292	2,870
01/01/2015 to 12/31/2015	$22.29292	$20.68133	1,386
01/01/2016 to 12/31/2016	$20.68133	$25.90830	490
01/01/2017 to 12/31/2017	$25.90830	$26.96583	911
01/01/2018 to 12/31/2018	$26.96583	$21.67524	281
01/01/2019 to 12/31/2019	$21.67524	$25.63313	1,252

A-143

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.06428	$13.04555	45,724
01/01/2011 to 12/31/2011	$13.04555	$12.89923	20,735
01/01/2012 to 12/31/2012	$12.89923	$14.19291	29,389
01/01/2013 to 12/31/2013	$14.19291	$16.07644	15,266
01/01/2014 to 12/31/2014	$16.07644	$16.50254	25,157
01/01/2015 to 12/31/2015	$16.50254	$16.00592	14,684
01/01/2016 to 12/31/2016	$16.00592	$16.68970	6,431
01/01/2017 to 12/31/2017	$16.68970	$18.67545	5,023
01/01/2018 to 12/31/2018	$18.67545	$17.13842	1,363
01/01/2019 to 12/31/2019	$17.13842	$20.07927	436
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.07203	$14.67738	16,473
01/01/2011 to 12/31/2011	$14.67738	$13.98915	4,943
01/01/2012 to 12/31/2012	$13.98915	$15.94641	7,580
01/01/2013 to 12/31/2013	$15.94641	$22.26707	3,641
01/01/2014 to 12/31/2014	$22.26707	$23.38955	8,038
01/01/2015 to 12/31/2015	$23.38955	$24.84940	3,791
01/01/2016 to 12/31/2016	$24.84940	$24.74353	1,822
01/01/2017 to 12/31/2017	$24.74353	$33.08066	2,752
01/01/2018 to 12/31/2018	$33.08066	$33.30598	869
01/01/2019 to 12/31/2019	$33.30598	$41.40591	3,621
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.67107	$13.81326	2,749
01/01/2011 to 12/31/2011	$13.81326	$13.32671	1,157
01/01/2012 to 12/31/2012	$13.32671	$14.65094	912
01/01/2013 to 12/31/2013	$14.65094	$19.12313	533
01/01/2014 to 12/31/2014	$19.12313	$18.82863	3,009
01/01/2015 to 12/31/2015	$18.82863	$17.14728	1,113
01/01/2016 to 12/31/2016	$17.14728	$17.64438	429
01/01/2017 to 12/31/2017	$17.64438	$19.93961	663
01/01/2018 to 12/31/2018	$19.93961	$17.45117	99
01/01/2019 to 12/31/2019	$17.45117	$21.31278	1,084
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$13.66252	$15.95544	33,585
01/01/2011 to 12/31/2011	$15.95544	$13.16159	12,364
01/01/2012 to 12/31/2012	$13.16159	$13.22091	17,404
01/01/2013 to 12/31/2013	$13.22091	$14.78922	7,649
01/01/2014 to 12/31/2014	$14.78922	$13.13911	8,829
01/01/2015 to 12/31/2015	$13.13911	$10.28556	4,076
01/01/2016 to 12/31/2016	$10.28556	$12.42748	1,339
01/01/2017 to 12/31/2017	$12.42748	$13.29146	2,558
01/01/2018 to 12/31/2018	$13.29146	$10.73807	575
01/01/2019 to 12/31/2019	$10.73807	$12.16656	2,584
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.03013	$11.30797	13,161
01/01/2011 to 12/31/2011	$11.30797	$11.41592	8,552
01/01/2012 to 12/31/2012	$11.41592	$11.64546	8,562
01/01/2013 to 12/31/2013	$11.64546	$10.86650	953
01/01/2014 to 12/31/2014	$10.86650	$10.59371	1,094
01/01/2015 to 12/31/2015	$10.59371	$9.79616	886
01/01/2016 to 12/31/2016	$9.79616	$9.91198	317
01/01/2017 to 12/31/2017	$9.91198	$9.80663	92
01/01/2018 to 12/31/2018	$9.80663	$9.69588	0
01/01/2019 to 12/31/2019	$9.69588	$9.55090	0

A-144

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.14232	$15.74998	8,558
01/01/2011 to 12/31/2011	$15.74998	$14.74335	4,926
01/01/2012 to 12/31/2012	$14.74335	$16.92440	5,226
01/01/2013 to 12/31/2013	$16.92440	$21.72727	2,453
01/01/2014 to 12/31/2014	$21.72727	$24.21804	4,675
01/01/2015 to 12/31/2015	$24.21804	$21.92766	1,847
01/01/2016 to 12/31/2016	$21.92766	$24.23608	1,021
01/01/2017 to 12/31/2017	$24.23608	$27.85350	1,657
01/01/2018 to 12/31/2018	$27.85350	$22.53706	45
01/01/2019 to 12/31/2019	$22.53706	$26.03288	123
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$12.67756	$14.09005	29,905
01/01/2011 to 12/31/2011	$14.09005	$13.18898	9,998
01/01/2012 to 12/31/2012	$13.18898	$14.19349	18,422
01/01/2013 to 12/31/2013	$14.19349	$16.58218	11,668
01/01/2014 to 12/31/2014	$16.58218	$16.96128	12,844
01/01/2015 to 12/31/2015	$16.96128	$16.33977	17,657
01/01/2016 to 12/31/2016	$16.33977	$16.87628	6,547
01/01/2017 to 12/31/2017	$16.87628	$18.58733	24,244
01/01/2018 to 12/31/2018	$18.58733	$17.11687	7,514
01/01/2019 to 12/31/2019	$17.11687	$20.00585	10,602
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.68479	$11.16670	8,009
01/01/2011 to 12/31/2011	$11.16670	$11.47905	2,004
01/01/2012 to 12/31/2012	$11.47905	$12.00221	4,104
01/01/2013 to 12/31/2013	$12.00221	$11.46238	1,345
01/01/2014 to 12/31/2014	$11.46238	$11.91261	3,980
01/01/2015 to 12/31/2015	$11.91261	$11.69202	2,333
01/01/2016 to 12/31/2016	$11.69202	$11.92010	1,618
01/01/2017 to 12/31/2017	$11.92010	$12.28657	1,938
01/01/2018 to 12/31/2018	$12.28657	$11.64003	969
01/01/2019 to 12/31/2019	$11.64003	$12.67327	4,115
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99258	$9.03387	981
01/01/2012 to 12/31/2012	$9.03387	$10.39765	1,301
01/01/2013 to 12/31/2013	$10.39765	$13.20940	478
01/01/2014 to 12/31/2014	$13.20940	$14.44944	1,153
01/01/2015 to 12/31/2015	$14.44944	$14.29827	515
01/01/2016 to 12/31/2016	$14.29827	$15.91708	279
01/01/2017 to 12/31/2017	$15.91708	$16.75632	485
01/01/2018 to 12/31/2018	$16.75632	$15.01203	0
01/01/2019 to 12/31/2019	$15.01203	$18.20619	0
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$12.66779	$12.93160	1,135
01/01/2011 to 12/31/2011	$12.93160	$13.03317	509
01/01/2012 to 12/31/2012	$13.03317	$15.27536	646
01/01/2013 to 12/31/2013	$15.27536	$20.81404	58
01/01/2014 to 12/31/2014	$20.81404	$24.14868	145
01/01/2015 to 12/31/2015	$24.14868	$24.15257	74
01/01/2016 to 12/31/2016	$24.15257	$20.73375	12
01/01/2017 to 12/31/2017	$20.73375	$23.28491	17
01/01/2018 to 12/31/2018	$23.28491	$22.77485	0
01/01/2019 to 12/31/2019	$22.77485	$29.25743	0

A-145

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04953	$9.67111	486
01/01/2013 to 12/31/2013	$9.67111	$12.84698	147
01/01/2014 to 12/31/2014	$12.84698	$13.45608	396
01/01/2015 to 12/31/2015	$13.45608	$13.20293	206
01/01/2016 to 12/31/2016	$13.20293	$12.89801	54
01/01/2017 to 12/31/2017	$12.89801	$15.31871	80
01/01/2018 to 12/31/2018	$15.31871	$14.01955	0
01/01/2019 to 12/31/2019	$14.01955	$18.25947	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12607	$9.67324	133
01/01/2017 to 12/31/2017	$9.67324	$13.23371	80
01/01/2018 to 12/31/2018	$13.23371	$10.55584	0
01/01/2019 to 12/31/2019	$10.55584	$12.54491	0
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$13.91890	$15.37162	0
01/01/2011 to 12/31/2011	$15.37162	$10.87986	0
01/01/2012 to 12/31/2012	$10.87986	$12.17969	0
01/01/2013 to 12/31/2013	$12.17969	$13.57620	0
01/01/2014 to 12/31/2014	$13.57620	$12.95552	0
01/01/2015 to 12/31/2015	$12.95552	$11.38192	0
01/01/2016 to 12/31/2016	$11.38192	$11.10639	0
01/01/2017 to 12/31/2017	$11.10639	$14.30950	0
01/01/2018 to 12/31/2018	$14.30950	$11.29105	0
01/01/2019 to 12/31/2019	$11.29105	$13.82630	0
ProFund VP Banks
01/01/2010 to 12/31/2010	$12.42852	$13.05410	0
01/01/2011 to 12/31/2011	$13.05410	$9.27026	0
01/01/2012 to 12/31/2012	$9.27026	$11.98909	0
01/01/2013 to 12/31/2013	$11.98909	$15.51237	0
01/01/2014 to 12/31/2014	$15.51237	$16.59993	0
01/01/2015 to 12/31/2015	$16.59993	$16.02391	0
01/01/2016 to 12/31/2016	$16.02391	$19.14534	0
01/01/2017 to 12/31/2017	$19.14534	$21.88954	0
01/01/2018 to 12/31/2018	$21.88954	$17.42052	0
01/01/2019 to 12/31/2019	$17.42052	$23.04180	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$14.20152	$17.85765	463
01/01/2011 to 12/31/2011	$17.85765	$14.51717	0
01/01/2012 to 12/31/2012	$14.51717	$15.26765	0
01/01/2013 to 12/31/2013	$15.26765	$17.53042	0
01/01/2014 to 12/31/2014	$17.53042	$17.28214	0
01/01/2015 to 12/31/2015	$17.28214	$14.42193	0
01/01/2016 to 12/31/2016	$14.42193	$16.56889	0
01/01/2017 to 12/31/2017	$16.56889	$19.75326	0
01/01/2018 to 12/31/2018	$19.75326	$15.76598	0
01/01/2019 to 12/31/2019	$15.76598	$17.99336	0

A-146

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bear
01/01/2010 to 12/31/2010	$7.28002	$5.80163	7,621
01/01/2011 to 12/31/2011	$5.80163	$5.12531	1,565
01/01/2012 to 12/31/2012	$5.12531	$4.14391	1,206
01/01/2013 to 12/31/2013	$4.14391	$2.95080	0
01/01/2014 to 12/31/2014	$2.95080	$2.45319	0
01/01/2015 to 12/31/2015	$2.45319	$2.26121	0
01/01/2016 to 12/31/2016	$2.26121	$1.90620	0
01/01/2017 to 12/31/2017	$1.90620	$1.51614	0
01/01/2018 to 12/31/2018	$1.51614	$1.52931	0
01/01/2019 to 12/31/2019	$1.52931	$1.14237	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$12.58475	$13.73581	0
01/01/2011 to 12/31/2011	$13.73581	$13.31784	0
01/01/2012 to 12/31/2012	$13.31784	$14.70393	0
01/01/2013 to 12/31/2013	$14.70393	$18.49759	0
01/01/2014 to 12/31/2014	$18.49759	$19.99022	0
01/01/2015 to 12/31/2015	$19.99022	$19.29166	0
01/01/2016 to 12/31/2016	$19.29166	$20.51186	0
01/01/2017 to 12/31/2017	$20.51186	$23.73511	0
01/01/2018 to 12/31/2018	$23.73511	$21.59272	0
01/01/2019 to 12/31/2019	$21.59272	$26.98045	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$12.48541	$14.20651	391
01/01/2011 to 12/31/2011	$14.20651	$14.73094	0
01/01/2012 to 12/31/2012	$14.73094	$15.83150	0
01/01/2013 to 12/31/2013	$15.83150	$19.71586	0
01/01/2014 to 12/31/2014	$19.71586	$21.06944	0
01/01/2015 to 12/31/2015	$21.06944	$21.27731	0
01/01/2016 to 12/31/2016	$21.27731	$21.36115	0
01/01/2017 to 12/31/2017	$21.36115	$23.82977	0
01/01/2018 to 12/31/2018	$23.82977	$19.67932	0
01/01/2019 to 12/31/2019	$19.67932	$24.14707	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$12.22381	$14.38622	399
01/01/2011 to 12/31/2011	$14.38622	$14.71530	0
01/01/2012 to 12/31/2012	$14.71530	$17.41816	0
01/01/2013 to 12/31/2013	$17.41816	$23.62000	0
01/01/2014 to 12/31/2014	$23.62000	$25.75302	0
01/01/2015 to 12/31/2015	$25.75302	$26.13847	0
01/01/2016 to 12/31/2016	$26.13847	$26.40418	0
01/01/2017 to 12/31/2017	$26.40418	$30.30369	0
01/01/2018 to 12/31/2018	$30.30369	$29.55502	0
01/01/2019 to 12/31/2019	$29.55502	$35.71374	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$13.54745	$13.48040	0
01/01/2011 to 12/31/2011	$13.48040	$11.90848	0
01/01/2012 to 12/31/2012	$11.90848	$13.46050	0
01/01/2013 to 12/31/2013	$13.46050	$15.87354	0
01/01/2014 to 12/31/2014	$15.87354	$14.05845	0
01/01/2015 to 12/31/2015	$14.05845	$12.14672	0
01/01/2016 to 12/31/2016	$12.14672	$12.69695	0
01/01/2017 to 12/31/2017	$12.69695	$14.73760	0
01/01/2018 to 12/31/2018	$14.73760	$12.26703	0
01/01/2019 to 12/31/2019	$12.26703	$14.00848	0

A-147

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
01/01/2010 to 12/31/2010	$12.79385	$13.75964	685
01/01/2011 to 12/31/2011	$13.75964	$11.49511	115
01/01/2012 to 12/31/2012	$11.49511	$13.89971	179
01/01/2013 to 12/31/2013	$13.89971	$17.79890	20
01/01/2014 to 12/31/2014	$17.79890	$19.48511	0
01/01/2015 to 12/31/2015	$19.48511	$18.60841	0
01/01/2016 to 12/31/2016	$18.60841	$20.80645	0
01/01/2017 to 12/31/2017	$20.80645	$23.84339	0
01/01/2018 to 12/31/2018	$23.84339	$20.70150	0
01/01/2019 to 12/31/2019	$20.70150	$26.14568	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$12.70067	$12.66363	0
01/01/2011 to 12/31/2011	$12.66363	$13.51983	0
01/01/2012 to 12/31/2012	$13.51983	$15.38790	0
01/01/2013 to 12/31/2013	$15.38790	$20.85042	0
01/01/2014 to 12/31/2014	$20.85042	$25.00549	0
01/01/2015 to 12/31/2015	$25.00549	$25.46054	0
01/01/2016 to 12/31/2016	$25.46054	$23.68543	0
01/01/2017 to 12/31/2017	$23.68543	$27.76902	0
01/01/2018 to 12/31/2018	$27.76902	$28.11130	0
01/01/2019 to 12/31/2019	$28.11130	$32.53333	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.69585	$15.23222	0
01/01/2011 to 12/31/2011	$15.23222	$14.50480	0
01/01/2012 to 12/31/2012	$14.50480	$16.28309	0
01/01/2013 to 12/31/2013	$16.28309	$21.81545	0
01/01/2014 to 12/31/2014	$21.81545	$22.32964	0
01/01/2015 to 12/31/2015	$22.32964	$20.90810	0
01/01/2016 to 12/31/2016	$20.90810	$23.82925	0
01/01/2017 to 12/31/2017	$23.82925	$28.27971	0
01/01/2018 to 12/31/2018	$28.27971	$23.91273	0
01/01/2019 to 12/31/2019	$23.91273	$30.25281	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.28846	$10.22922	0
01/01/2011 to 12/31/2011	$10.22922	$8.07886	0
01/01/2012 to 12/31/2012	$8.07886	$9.62924	0
01/01/2013 to 12/31/2013	$9.62924	$13.83901	0
01/01/2014 to 12/31/2014	$13.83901	$13.84983	0
01/01/2015 to 12/31/2015	$13.84983	$14.20745	0
01/01/2016 to 12/31/2016	$14.20745	$13.83227	0
01/01/2017 to 12/31/2017	$13.83227	$15.88631	0
01/01/2018 to 12/31/2018	$15.88631	$13.60724	0
01/01/2019 to 12/31/2019	$13.60724	$15.83045	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$12.55877	$13.78125	0
01/01/2011 to 12/31/2011	$13.78125	$13.77998	0
01/01/2012 to 12/31/2012	$13.77998	$15.05791	0
01/01/2013 to 12/31/2013	$15.05791	$19.07560	0
01/01/2014 to 12/31/2014	$19.07560	$20.88463	0
01/01/2015 to 12/31/2015	$20.88463	$21.00839	0
01/01/2016 to 12/31/2016	$21.00839	$21.39086	0
01/01/2017 to 12/31/2017	$21.39086	$25.98613	0
01/01/2018 to 12/31/2018	$25.98613	$24.72055	0
01/01/2019 to 12/31/2019	$24.72055	$30.89063	0

A-148

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$12.61406	$13.80651	699
01/01/2011 to 12/31/2011	$13.80651	$13.21492	66
01/01/2012 to 12/31/2012	$13.21492	$14.78669	87
01/01/2013 to 12/31/2013	$14.78669	$18.62134	0
01/01/2014 to 12/31/2014	$18.62134	$19.94448	0
01/01/2015 to 12/31/2015	$19.94448	$18.42042	0
01/01/2016 to 12/31/2016	$18.42042	$20.61616	0
01/01/2017 to 12/31/2017	$20.61616	$22.67468	0
01/01/2018 to 12/31/2018	$22.67468	$19.64338	0
01/01/2019 to 12/31/2019	$19.64338	$24.71477	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$12.58120	$15.66418	702
01/01/2011 to 12/31/2011	$15.66418	$14.74776	66
01/01/2012 to 12/31/2012	$14.74776	$16.49618	88
01/01/2013 to 12/31/2013	$16.49618	$20.87531	0
01/01/2014 to 12/31/2014	$20.87531	$21.43093	0
01/01/2015 to 12/31/2015	$21.43093	$20.83622	0
01/01/2016 to 12/31/2016	$20.83622	$22.80383	0
01/01/2017 to 12/31/2017	$22.80383	$26.15801	0
01/01/2018 to 12/31/2018	$26.15801	$22.31833	0
01/01/2019 to 12/31/2019	$22.31833	$26.88307	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$12.68222	$14.81037	0
01/01/2011 to 12/31/2011	$14.81037	$13.79590	0
01/01/2012 to 12/31/2012	$13.79590	$15.58971	0
01/01/2013 to 12/31/2013	$15.58971	$19.97523	0
01/01/2014 to 12/31/2014	$19.97523	$21.33849	0
01/01/2015 to 12/31/2015	$21.33849	$18.98605	0
01/01/2016 to 12/31/2016	$18.98605	$22.88946	0
01/01/2017 to 12/31/2017	$22.88946	$24.54757	0
01/01/2018 to 12/31/2018	$24.54757	$20.63226	0
01/01/2019 to 12/31/2019	$20.63226	$24.82031	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$12.96411	$14.86216	0
01/01/2011 to 12/31/2011	$14.86216	$14.61951	0
01/01/2012 to 12/31/2012	$14.61951	$16.47335	0
01/01/2013 to 12/31/2013	$16.47335	$21.44527	0
01/01/2014 to 12/31/2014	$21.44527	$24.32704	0
01/01/2015 to 12/31/2015	$24.32704	$25.34329	0
01/01/2016 to 12/31/2016	$25.34329	$25.86408	0
01/01/2017 to 12/31/2017	$25.86408	$32.69450	0
01/01/2018 to 12/31/2018	$32.69450	$31.09910	0
01/01/2019 to 12/31/2019	$31.09910	$41.21696	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.85296	$13.53277	340
01/01/2011 to 12/31/2011	$13.53277	$13.41562	115
01/01/2012 to 12/31/2012	$13.41562	$13.38239	133
01/01/2013 to 12/31/2013	$13.38239	$16.09745	36
01/01/2014 to 12/31/2014	$16.09745	$13.91000	0
01/01/2015 to 12/31/2015	$13.91000	$10.33337	0
01/01/2016 to 12/31/2016	$10.33337	$12.44203	0
01/01/2017 to 12/31/2017	$12.44203	$11.68065	0
01/01/2018 to 12/31/2018	$11.68065	$9.03240	0
01/01/2019 to 12/31/2019	$9.03240	$9.50279	0

A-149

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$13.00324	$12.66688	0
01/01/2011 to 12/31/2011	$12.66688	$14.26265	0
01/01/2012 to 12/31/2012	$14.26265	$15.46567	0
01/01/2013 to 12/31/2013	$15.46567	$19.73648	0
01/01/2014 to 12/31/2014	$19.73648	$22.83920	0
01/01/2015 to 12/31/2015	$22.83920	$23.12647	0
01/01/2016 to 12/31/2016	$23.12647	$21.58579	0
01/01/2017 to 12/31/2017	$21.58579	$23.09704	0
01/01/2018 to 12/31/2018	$23.09704	$21.00053	0
01/01/2019 to 12/31/2019	$21.00053	$23.21847	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.58926	$17.51370	0
01/01/2011 to 12/31/2011	$17.51370	$13.71759	0
01/01/2012 to 12/31/2012	$13.71759	$11.36370	0
01/01/2013 to 12/31/2013	$11.36370	$6.83628	0
01/01/2014 to 12/31/2014	$6.83628	$5.04567	0
01/01/2015 to 12/31/2015	$5.04567	$3.28445	0
01/01/2016 to 12/31/2016	$3.28445	$4.96212	0
01/01/2017 to 12/31/2017	$4.96212	$5.06520	0
01/01/2018 to 12/31/2018	$5.06520	$4.24849	0
01/01/2019 to 12/31/2019	$4.24849	$6.01297	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$13.93580	$16.84738	40
01/01/2011 to 12/31/2011	$16.84738	$17.11038	0
01/01/2012 to 12/31/2012	$17.11038	$19.43602	0
01/01/2013 to 12/31/2013	$19.43602	$18.86046	0
01/01/2014 to 12/31/2014	$18.86046	$22.86014	0
01/01/2015 to 12/31/2015	$22.86014	$22.23471	0
01/01/2016 to 12/31/2016	$22.23471	$22.79285	0
01/01/2017 to 12/31/2017	$22.79285	$23.87861	0
01/01/2018 to 12/31/2018	$23.87861	$21.82735	0
01/01/2019 to 12/31/2019	$21.82735	$26.82437	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$10.16080	$8.27192	7,909
01/01/2011 to 12/31/2011	$8.27192	$5.01224	1,557
01/01/2012 to 12/31/2012	$5.01224	$4.52190	1,288
01/01/2013 to 12/31/2013	$4.52190	$5.10637	22
01/01/2014 to 12/31/2014	$5.10637	$3.45253	0
01/01/2015 to 12/31/2015	$3.45253	$3.29406	0
01/01/2016 to 12/31/2016	$3.29406	$3.02906	0
01/01/2017 to 12/31/2017	$3.02906	$2.58720	0
01/01/2018 to 12/31/2018	$2.58720	$2.61226	0
01/01/2019 to 12/31/2019	$2.61226	$2.09156	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$7.05307	$5.38906	0
01/01/2011 to 12/31/2011	$5.38906	$4.67771	0
01/01/2012 to 12/31/2012	$4.67771	$3.68232	0
01/01/2013 to 12/31/2013	$3.68232	$2.52023	0
01/01/2014 to 12/31/2014	$2.52023	$1.96969	0
01/01/2015 to 12/31/2015	$1.96969	$1.66059	0
01/01/2016 to 12/31/2016	$1.66059	$1.44818	0
01/01/2017 to 12/31/2017	$1.44818	$1.04949	0
01/01/2018 to 12/31/2018	$1.04949	$0.98797	0
01/01/2019 to 12/31/2019	$0.98797	$0.68915	0

A-150

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$12.49984	$15.23657	28
01/01/2011 to 12/31/2011	$15.23657	$14.96200	0
01/01/2012 to 12/31/2012	$14.96200	$16.31528	0
01/01/2013 to 12/31/2013	$16.31528	$22.21262	0
01/01/2014 to 12/31/2014	$22.21262	$22.00304	0
01/01/2015 to 12/31/2015	$22.00304	$21.58202	0
01/01/2016 to 12/31/2016	$21.58202	$25.15968	0
01/01/2017 to 12/31/2017	$25.15968	$27.55817	0
01/01/2018 to 12/31/2018	$27.55817	$25.17726	0
01/01/2019 to 12/31/2019	$25.17726	$29.07576	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$12.32237	$14.58729	721
01/01/2011 to 12/31/2011	$14.58729	$13.56286	68
01/01/2012 to 12/31/2012	$13.56286	$15.27280	90
01/01/2013 to 12/31/2013	$15.27280	$20.38595	0
01/01/2014 to 12/31/2014	$20.38595	$20.91327	0
01/01/2015 to 12/31/2015	$20.91327	$18.59676	0
01/01/2016 to 12/31/2016	$18.59676	$23.21990	0
01/01/2017 to 12/31/2017	$23.21990	$24.70007	0
01/01/2018 to 12/31/2018	$24.70007	$20.53869	0
01/01/2019 to 12/31/2019	$20.53869	$24.40539	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.94892	$12.28056	966
01/01/2011 to 12/31/2011	$12.28056	$12.12913	120
01/01/2012 to 12/31/2012	$12.12913	$13.70071	174
01/01/2013 to 12/31/2013	$13.70071	$14.88601	14
01/01/2014 to 12/31/2014	$14.88601	$14.51361	0
01/01/2015 to 12/31/2015	$14.51361	$14.28508	0
01/01/2016 to 12/31/2016	$14.28508	$16.85040	0
01/01/2017 to 12/31/2017	$16.85040	$15.99090	0
01/01/2018 to 12/31/2018	$15.99090	$13.15895	0
01/01/2019 to 12/31/2019	$13.15895	$14.64179	0
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$8.84748	$9.44439	156
01/01/2011 to 12/31/2011	$9.44439	$13.14239	0
01/01/2012 to 12/31/2012	$13.14239	$12.86475	0
01/01/2013 to 12/31/2013	$12.86475	$10.08838	0
01/01/2014 to 12/31/2014	$10.08838	$13.34034	0
01/01/2015 to 12/31/2015	$13.34034	$12.20372	0
01/01/2016 to 12/31/2016	$12.20372	$11.79611	0
01/01/2017 to 12/31/2017	$11.79611	$12.52254	0
01/01/2018 to 12/31/2018	$12.52254	$11.48023	0
01/01/2019 to 12/31/2019	$11.48023	$13.15814	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$15.92319	$23.10751	0
01/01/2011 to 12/31/2011	$23.10751	$19.34555	0
01/01/2012 to 12/31/2012	$19.34555	$24.84787	0
01/01/2013 to 12/31/2013	$24.84787	$41.10193	0
01/01/2014 to 12/31/2014	$41.10193	$45.96184	0
01/01/2015 to 12/31/2015	$45.96184	$40.48289	0
01/01/2016 to 12/31/2016	$40.48289	$54.13318	0
01/01/2017 to 12/31/2017	$54.13318	$67.63474	0
01/01/2018 to 12/31/2018	$67.63474	$48.00781	0
01/01/2019 to 12/31/2019	$48.00781	$68.78656	0

A-151

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2010 to 12/31/2010	$12.17303	$12.50419	483
01/01/2011 to 12/31/2011	$12.50419	$14.24648	45
01/01/2012 to 12/31/2012	$14.24648	$13.83041	60
01/01/2013 to 12/31/2013	$13.83041	$15.19367	0
01/01/2014 to 12/31/2014	$15.19367	$18.54346	0
01/01/2015 to 12/31/2015	$18.54346	$16.82682	0
01/01/2016 to 12/31/2016	$16.82682	$18.77503	0
01/01/2017 to 12/31/2017	$18.77503	$20.14092	0
01/01/2018 to 12/31/2018	$20.14092	$20.08630	0
01/01/2019 to 12/31/2019	$20.08630	$23.92830	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$13.31770	$14.72056	0
01/01/2011 to 12/31/2011	$14.72056	$12.14334	0
01/01/2012 to 12/31/2012	$12.14334	$14.40902	0
01/01/2013 to 12/31/2013	$14.40902	$16.60563	0
01/01/2014 to 12/31/2014	$16.60563	$15.17900	0
01/01/2015 to 12/31/2015	$15.17900	$15.21142	0
01/01/2016 to 12/31/2016	$15.21142	$14.22031	0
01/01/2017 to 12/31/2017	$14.22031	$18.72603	0
01/01/2018 to 12/31/2018	$18.72603	$15.82578	0
01/01/2019 to 12/31/2019	$15.82578	$20.31174	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.94130	$14.34428	0
01/01/2011 to 12/31/2011	$14.34428	$12.12850	0
01/01/2012 to 12/31/2012	$12.12850	$13.36647	0
01/01/2013 to 12/31/2013	$13.36647	$15.54281	0
01/01/2014 to 12/31/2014	$15.54281	$14.26996	0
01/01/2015 to 12/31/2015	$14.26996	$14.15232	0
01/01/2016 to 12/31/2016	$14.15232	$14.16841	0
01/01/2017 to 12/31/2017	$14.16841	$17.15261	0
01/01/2018 to 12/31/2018	$17.15261	$13.82316	0
01/01/2019 to 12/31/2019	$13.82316	$15.47926	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.82477	$14.81485	0
01/01/2011 to 12/31/2011	$14.81485	$13.59427	0
01/01/2012 to 12/31/2012	$13.59427	$15.91436	0
01/01/2013 to 12/31/2013	$15.91436	$21.63442	0
01/01/2014 to 12/31/2014	$21.63442	$21.83186	0
01/01/2015 to 12/31/2015	$21.83186	$21.50910	0
01/01/2016 to 12/31/2016	$21.50910	$21.01476	0
01/01/2017 to 12/31/2017	$21.01476	$27.49783	0
01/01/2018 to 12/31/2018	$27.49783	$26.79266	0
01/01/2019 to 12/31/2019	$26.79266	$35.68917	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59287	$12.16761	0
01/01/2011 to 12/31/2011	$12.16761	$11.28480	0
01/01/2012 to 12/31/2012	$11.28480	$11.82722	0
01/01/2013 to 12/31/2013	$11.82722	$17.26398	0
01/01/2014 to 12/31/2014	$17.26398	$16.45706	0
01/01/2015 to 12/31/2015	$16.45706	$15.53456	0
01/01/2016 to 12/31/2016	$15.53456	$16.28261	0
01/01/2017 to 12/31/2017	$16.28261	$19.91418	0
01/01/2018 to 12/31/2018	$19.91418	$19.58788	0
01/01/2019 to 12/31/2019	$19.58788	$23.79715	0
*Denotes the start date of these sub-accounts

A-152

APPENDIX B – CALCULATION OF OPTIONAL DEATH BENEFITS
Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated. Each example assumes that a $50,000 initial Purchase Payment is made. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options. The formula for determining the Enhanced Beneficiary Protection Optional Death Benefit is as follows:

Growth	=	Account Value of variable investment options plus Interim Value of Fixed Allocations	minus	purchase payments – proportional withdrawals
Example with Sub-account increase
Assume that the Owner has made no withdrawals and that the Account Value has been increasing due to positive Sub-account performance. On the date we receive due proof of death, the Account Value is $75,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $75,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($75,000) PLUS 40% of the “Growth” under the Annuity.

Growth	=	$75,000 – [$50,000 – $0]
	=	$25,000

Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
	=	$25,000 * 0.40
	=	$10,000

Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
	=	$85,000
Examples with Sub-account decline
Assume that the Owner has made no withdrawals and that the Account Value has been decreasing due to declines in Sub-account performance. On the date we receive due proof of death, the Account Value is $45,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $50,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($50,000) PLUS the “Growth” under the Annuity.

Growth	=	$45,000 – [$50,000 – $0]
	=	-$5,000

Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
	NO BENEFIT IS PAYABLE

Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
	=	$50,000
In this example you would receive no additional benefit from purchasing the Enhanced Beneficiary Protection Optional Death Benefit.
Example with Sub-account increase and withdrawals
Assume that the Account Value has been increasing due to positive Sub-account performance and the Owner made a withdrawal of $15,000 in Annuity Year 5 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $90,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $90,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($90,000) PLUS 40% of the “Growth” under the Annuity.

B-1

Growth	=	$90,000 – [$50,000 – ($50,000 * $15,000/$75,000)]
	=	$90,000 – [$50,000 – $10,000]
	=	$90,000 – $40,000
	=	$50,000

Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
	=	$50,000 * 0.40
	=	$20,000

Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
	=	$110,000
Examples of Highest Anniversary Value Death Benefit Calculation
The following are examples of how the Highest Anniversary Value Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.
Example with Sub-account increase and death before Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Anniversary Value on the 5th anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).
Example with withdrawals
Assume that the Account Value has been increasing due to positive Sub-account performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Anniversary Value on the 5th anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Anniversary Value or the basic Death Benefit.

Highest Anniversary Value	=	$90,000 – [$90,000 * $15,000/$75,000]
	=	$90,000 – $18,000
	=	$72,000

Basic Death Benefit	=	max [$80,000, $50,000 – ($50,000 * $15,000/$75,000)]
	=	max [$80,000, $40,000]
	=	$80,000

The Death Benefit therefore is $80,000.
Example with death after Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Anniversary Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Anniversary Value plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

B-2

Highest Anniversary Value	=	$80,000 + $15,000 – [($80,000 + $15,000) * $5,000/$70,000]
	=	$80,000 + $15,000 – $6,786
	=	$88,214

Basic Death Benefit	=	max [$75,000, ($50,000 + $15,000) – {($50,000 + $15,000) * $5,000/$70,000}]
	=	max [$75,000, $60,357]
	=	$75,000

The Death Benefit therefore is $88,214.
Examples of Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Calculation
The following are examples of how the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit are calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.
Example with Sub-account increase and death before Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals have been made. On the 7th anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $75,000; however, the Anniversary Value on the 5th anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Roll-Up Value is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than both the Roll-Up Value ($67,005) and the amount that would have been payable under the basic Death Benefit ($75,000).
Example with withdrawals
Assume that the Owner made a withdrawal of $5,000 on the 6th anniversary of the Issue Date when the Account Value was $45,000. The Roll-Up Value on the 6th anniversary of the Issue Date is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The 5% Dollar-for-Dollar Withdrawal Limit for the 7th annuity year is equal to 5% of the Roll-Up Value as of the 6th anniversary of the Issue Date, or $3,350. Therefore, the remaining $1,650 of the withdrawal results in a proportional reduction to the Roll-Up Value. On the 7th anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $43,000; however, the Anniversary Value on the 2nd anniversary of the Issue Date was $70,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit.

Roll-Up Value	=	{(67,005 – $3,350) – [($67,005 – $3,350) * $1,650/($45,000 – $3,350)]} * 1.05
	=	($63,655 – $2,522) * 1.05
	=	$64,190

Highest Anniversary Value	=	$70,000 – [$70,000 * $5,000/$45,000]
	=	$70,000 – $7,778
	=	$62,222

Basic Death Benefit	=	max [$43,000, $50,000 – ($50,000 * $5,000/$45,000)]
	=	max [$43,000, $44,444]
	=	$44,444

The Death Benefit therefore is $64,190.
Example with death after Death Benefit Target Date
Assume that the Owner has not made any withdrawals prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Roll-Up Value on the Death Benefit Target Date (the contract anniversary on or following the Owner’s 80th birthday) is equal to initial Purchase Payment accumulated at 5% for 10 years, or $81,445. The Highest Anniversary Value on the Death Benefit Target Date was $85,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit as of the Death Benefit Target Date; each increased by subsequent purchase payments and reduced proportionally for subsequent withdrawals.

B-3

Roll-Up Value	=	$81,445 + $15,000 – [($81,445 + 15,000) * $5,000/$70,000]
	=	$81,445 + $15,000 – $6,889
	=	$89,556

Highest Anniversary Value	=	$85,000 + $15,000 – [($85,000 + 15,000) * $5,000/$70,000]
	=	$85,000 + $15,000 – $7,143
	=	$92,857

Basic Death Benefit	=	max [$75,000, $50,000 + $15,000 – {(50,000 + $15,000) * $5,000/$70,000}]
	=	max [$75,000, $60,357]
	=	$75,000

The Death Benefit therefore is $92,857.
Examples of Highest Daily Value Death Benefit Calculation
The following are examples of how the HDV Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date.
Example with Sub-account increase and death before Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value or the basic Death Benefit. The Death Benefit would be the HDV ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).
Example with withdrawals
Assume that the Account Value has been increasing due to positive Sub-account performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth Annuity Year. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.

Highest Daily Value	=	$90,000 – [$90,000 * $15,000/$75,000]
	=	$90,000 – $18,000
	=	$72,000

Basic Death Benefit	=	max [$80,000, $50,000 – ($50,000 * $15,000/$75,000)]
	=	max [$80,000, $40,000]
	=	$80,000

The Death Benefit therefore is $80,000.
Example with death after Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

B-4

Highest Daily Value	=	$80,000 + $15,000 – [($80,000 + $15,000) * $5,000/$70,000]
	=	$80,000 + $15,000 – $6,786
	=	$88,214

Basic Death Benefit	=	max [$75,000, ($50,000 + $15,000) – {($50,000 + $15,000) * $5,000/$70,000}]
	=	max [$75,000, $60,357]
	=	$75,000

The Death Benefit therefore is $88,214.

B-5

APPENDIX C – PLUS40 OPTIONAL LIFE INSURANCE RIDER
Prudential Annuities’ Plus40 Optional Life Insurance Rider was offered, in those States where approved, between November 18, 2002 for ASAP III, January 17, 2002 for ASL II and APEX II, and January 23, 2002 for XT6 and May 1, 2003. The description below of the Plus40 benefit applies to those Contract Owners who purchased an annuity during that time period and elected the Plus40 benefit.
The life insurance coverage provided under the Plus40 Optional Life Insurance Rider (“Plus40 rider” or the “Rider”) is supported by Prudential Annuities’ general account and is not subject to, or registered as a security under, either the Securities Act of 1933 or the Investment Company Act of 1940. Information about the Plus40 rider is included as an Appendix to this Prospectus to help you understand the Rider and the relationship between the Rider and the value of your Annuity. It is also included because you can elect to pay for the Rider with taxable withdrawals from your Annuity. The staff of the Securities and Exchange Commission has not reviewed this information. However, the information may be subject to certain generally applicable provisions of the Federal securities laws regarding accuracy and completeness.
The income tax-free life insurance payable to your Beneficiary(ies) under the Plus40 rider is equal to 40% of the Account Value of your Annuity as of the date we receive due proof of death, subject to certain adjustments, restrictions and limitations described below.
ELIGIBILITY
The Plus40 rider may be purchased as a rider on your Annuity. The Rider must cover those persons upon whose death the Annuity’s death benefit becomes payable – the Annuity’s owner or owners, or the Annuitant (in the case of an entity owned Annuity). If the Annuity has two Owners, the Rider’s death benefit is payable upon the first death of such persons. If the Annuity is owned by an entity, the Rider’s death benefit is payable upon the death of the Annuitant, even if a Contingent Annuitant is named.
The minimum allowable age to purchase the Plus40 rider is 40; the maximum allowable age is 75. If the Rider is purchased on two lives, both persons must meet the age eligibility requirements. The Plus40 rider is not available to purchasers who use their Annuity as a funding vehicle for a Tax Sheltered Annuity (or 403(b)) or as a funding vehicle for a qualified plan under Section 401 of the Code (“Code”).
ADJUSTMENTS, RESTRICTIONS & LIMITATIONS

▪
If you die during the first 24 months following the effective date of the Plus40 rider (generally, the Issue Date of your Annuity), the death benefit will be limited to the amount of any charges paid for the Rider while it was in effect. While we will return the charges you have paid during the applicable period as the death benefit, your Beneficiary(ies) will receive no additional life insurance benefit from the Plus40 rider if you die within 24 months of its effective date.

▪
If you make a Purchase Payment within 24 months prior to the date of death, the Account Value used to determine the amount of the death benefit will be reduced by the amount of such Purchase Payment(s). If we reduce the death benefit payable under the Plus40 rider based on this provision, we will return 50% of any charges paid for the Rider based on those purchase payments as an additional amount included in the death benefit under the Rider.

▪
If we apply Credits to your Annuity based on purchase payments, such Credits are treated as Account Value for purposes of determining the death benefit payable under the Plus40 rider. However, if Credits were applied to purchase payments made within 24 months prior to the date of death, the Account Value used to determine the amount of the death benefit will be reduced by the amount of such Credits. If we reduce the death benefit payable under the Plus40 rider based on this provision, we will return 50% of any charges paid for the Rider based on such Credits as an additional amount included in the death benefit under the Rider.

▪
If you become terminally ill (as defined in the Rider) and elect to receive a portion of the Plus40 rider’s death benefit under the Accelerated Death Benefit provision, the amount that will be payable under the Rider upon your death will be reduced. Please refer to the Accelerated Death Benefit provision described below.

▪	If charges for the Plus40 rider are due and are unpaid as of the date the death benefit is being determined, such charges will be deducted from the amount paid to your Beneficiary(ies).

▪
If the age of any person covered under the Plus40 rider is misstated, we will adjust any coverage under the Rider to conform to the facts. For example, if, due to the misstatement, we overcharged you for coverage under the Rider, we will add any additional charges paid to the amount payable to your Beneficiary(ies). If, due to the misstatement, we undercharged you for coverage under the Rider, we will reduce the death benefit in proportion to the charges not paid as compared to the charges that would have been paid had there been no misstatement.

▪
On or after an Owner reaches the expiry date of the Rider (the anniversary of the Annuity’s Issue Date on or immediately after the 95th birthday), coverage will terminate. No charge will be made for an Owner following the expiry date. If there are two Owners, the expiry date applies separately to each Owner; therefore, coverage may continue for one Owner and terminate as to the other Owner.

MAXIMUM BENEFIT
The Plus40 rider is subject to a Maximum Death Benefit Amount based on the purchase payments applied to your Annuity. The Plus40 rider may also be subject to a Per Life Maximum Benefit that is based on all amounts paid under any annuity contract we issue to you under which you have elected the Plus40 rider or similar life insurance coverage.

▪
The Maximum Death Benefit Amount is 100% of the purchase payments increasing at 5% per year following the date each Purchase Payment is applied to the Annuity until the date of death. If purchase payments are applied to the Annuity within 24 months prior to the date of death, the Maximum Death Benefit Amount is decreased by the amount of such purchase payments.

▪
The Per Life Maximum Benefit applies to purchase payments applied to any such annuity contracts more than 24 months from the date of death that exceed $1,000,000. If you make purchase payments in excess of $1,000,000, we will reduce the aggregate death benefit payable under all Plus40 riders, or similar riders issued by us, based on the combined amount of purchase payments in excess of $1,000,000 multiplied by 40%. If the Per Life Maximum Benefit applies, we will reduce the amount payable under each applicable Plus40 rider on a pro-rata basis. If the Per Life Maximum Benefit applies upon your death, we will return any excess charges that you paid on the portion of your Account Value on which no benefit is payable. The Per Life Maximum Benefit does not limit the amount of purchase payments that you may apply to your Annuity.

ACCELERATED DEATH BENEFIT PROVISION
If you become terminally ill, you may request that a portion of the death benefit payable under the Plus40 rider be prepaid instead of being paid to your Beneficiary(ies) upon your death. Subject to our requirements and where allowed by law, we will make a one time, lump sum payment. Our requirements include proof satisfactory to us, in writing, of terminal illness after the Rider’s Effective Date.
The maximum we will pay, before any reduction, is the lesser of 50% of the Rider’s death benefit or $100,000. If you elect to accelerate payment of a portion of the death benefit under the Plus40 rider, the amount of the remaining death benefit is reduced by the prepaid amount accumulating at an annualized interest rate of 6.0%. Eligibility for an accelerated payout of a portion of your Plus40 rider death benefit may be more restrictive than any Medically-Related Surrender provision that may be applicable to you under the Annuity.
CHARGES FOR THE PLUS40 RIDER
The Plus40 rider has a current charge and a guaranteed maximum charge. The current charge for the Plus40 rider is based on a percentage of your Account Value as of the anniversary of the Issue Date of your Annuity. The applicable percentages differ based on the attained age, last birthday of the Owner(s) or Annuitant (in the case of an entity owned Annuity) as of the date the charge is due. We reserve the right to change the current charge, at any time, subject to regulatory approval where required. If there are two Owners, we calculate the current charge that applies to each Owner individually and deduct the combined amount as the charge for the Rider. There is no charge based on a person’s life after coverage expires as to that person. However, a charge will still apply to the second of two Owners (and coverage will continue for such Owner) if such Owner has not reached the expiry date.

Attained Age	Percentage of Account Value
Age 40-75.80%
Age 76-80	1.60%
Age 81-85	3.20%
Age 86-90	4.80%
Age 91	6.50%
Age 92	7.50%
Age 93	8.50%
Age 94	9.50%
Age 95	10.50%
The charge for the Plus40 rider may also be subject to a guaranteed maximum charge that will apply if the current charge, when applied to the Account Value, exceeds the guaranteed maximum charge. The guaranteed maximum charge is based on a charge per $1,000 of insurance.
We determine the charge for the Rider annually, in arrears. We deduct the charge: (1) upon your death; (2) on each anniversary of the Issue Date; (3) on the date that you begin receiving annuity payments; (4) if you surrender your Annuity other than a Medically-Related Surrender; or (5) if you choose to terminate the Rider. If the Rider terminates for any of the preceding reasons on a date other than the anniversary of the Annuity’s Issue Date, the charge will be prorated. During the first year after the Annuity’s Issue Date, the charge will be prorated from the Issue Date. In all subsequent years, the charge will be prorated from the last anniversary of the Issue Date.

You can elect to pay the annual charge through a redemption from your Annuity’s Account Value or through funds other than those within the Annuity. If you do not elect a method of payment, we will automatically deduct the annual charge from your Annuity’s Account Value. The manner in which you elect to pay for the Rider may have tax implications.

▪
If you elect to pay the charge through a redemption of your Annuity’s Account Value, the withdrawal will be treated as a taxable distribution, and will generally be subject to ordinary income tax on the amount of any investment gain withdrawn. If you are under age 59 1/2, the distribution may also be subject to a 10% penalty on any gain withdrawn, in addition to ordinary income taxes. We first deduct the amount of the charge pro-rata from the Account Value in the variable investment options. We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient Account Value in the variable investment options to pay the charge.

▪
If you elect to pay the charge through funds other than those from your Annuity, we require that payment be made electronically in U.S. currency through a U.S. financial institution. If you elect to pay the charge through electronic transfer of funds and payment has not been received within 31 days from the due date, we will deduct the charge as a redemption from your Annuity, as described above.

TERMINATION
You can terminate the Plus40 rider at any time. Upon termination, you will be required to pay a pro-rata portion of the annual charge for the Rider. The Plus40 rider will terminate automatically on the date your Account Value is applied to begin receiving annuity payments, on the date you surrender the Annuity or, on the expiry date with respect to such person who reaches the expiry date. We may also terminate the Plus40 rider, if necessary, to comply with our interpretation of the Code and applicable regulations. Once terminated, you may not reinstate your coverage under the Plus40 rider.
CHANGES IN ANNUITY DESIGNATIONS
Changes in ownership and annuitant designations under the Annuity may result in changes in eligibility and charges under the Plus40 rider. These changes may include termination of the Rider. Please refer to the Rider for specific details.
SPOUSAL ASSUMPTION
A spousal beneficiary may elect to assume ownership of the Annuity instead of taking the Annuity’s Death Benefit. However, regardless of whether a spousal beneficiary assumes ownership of the Annuity, the death benefit under the Plus40 rider will be paid despite the fact that the Annuity will continue. The spousal beneficiary can apply the death benefit proceeds under the Plus40 rider to the Annuity as a new Purchase Payment, can purchase a new annuity contract or use the death benefit proceeds for any other purpose. Certain restrictions may apply to an Annuity that is used as a qualified investment. Spousal beneficiaries may also be eligible to purchase the Plus40 rider, in which case the Annuity’s Account Value, as of the date the assumption is effective, will be treated as the initial Purchase Payment under applicable provisions of the Rider.
TAX CONSIDERATION
The Plus40 rider was designed to qualify as a life insurance contract under the Code. As life insurance, under most circumstances, the Beneficiary(ies) does not pay any Federal income tax on the death benefit payable under the Rider.
If your Annuity is being used as an Individual Retirement Annuity (IRA), we consider the Plus40 rider to be outside of your IRA, since premium for the Rider is paid for either with funds outside of your Annuity or with withdrawals previously subject to tax and any applicable tax penalty.
We believe payments under the accelerated payout provision of the Rider will meet the requirements of the Code and the regulations in order to qualify as tax-free payments. To the extent permitted by law, we will change our procedures in relation to the Rider, or the definition of terminally ill, or any other applicable term in order to maintain the tax-free status of any amounts paid out under the accelerated payout provision.

APPENDIX D – ADDITIONAL INFORMATION ON ASSET ALLOCATION PROGRAM
PROGRAM RULES

▪
Prior to December 5, 2005, you could elect an asset allocation program where the Sub-accounts for each asset class in each model portfolio were designated based on an evaluation of available Sub-accounts. Effective December 5, 2005, you can no longer enroll in an asset allocation program, but you will be permitted to remain in the program if you enrolled prior to the date. These program Rules reflect how the asset allocation program will be administered as of December 5, 2005 for those Owners who have chosen to remain in their program. Asset allocation is a sophisticated method of diversification that allocates assets among asset classes in order to manage investment risk and potentially enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss.

HOW THE ASSET ALLOCATION PROGRAM WORKS

▪
Amounts will automatically be allocated in accordance with the percentages and to Sub-accounts indicated for the model portfolio that you previously chose. If you allocate your Account Value or transfer your Account Value among any Sub-accounts that are outside of your model portfolio, we will allocate these amounts according to the allocation percentages of the applicable model portfolio upon the next rebalancing. You will not be permitted to change from one model portfolio to another. Upon each rebalance, 100% of your Account Value allocated to the variable Sub-accounts will be allocated to the asset allocation program. Any Account Value not invested in the Sub-accounts will not be part of the program.

▪
Additional Purchase Payments: Unless otherwise requested, any additional purchase payments applied to the variable Sub-accounts in the Annuity will be allocated to the Sub-accounts according to the allocation percentages for the model portfolio you chose. Allocation of additional purchase payments outside of your model portfolio but into a Sub-account will be reallocated according to the allocation percentages of the applicable model portfolio upon the next rebalancing.

▪
Rebalancing Your Model Portfolio: Changes in the value of the Sub-account will cause your Account Value allocated to the Sub-accounts to vary from the percentage allocations of the model portfolio you select. By selecting the asset allocation program, you have directed us to periodically (e.g., quarterly) rebalance your Account Value allocated to the Sub-accounts in accordance with the percentage allocations assigned to each Sub-account within your model portfolio at the time you elected the program or had later been modified with your consent. Some asset allocation programs will only require that a rebalancing occur when the percent of your Account Value allocated to the Sub-accounts are outside of the acceptable range permitted under such asset allocation program. Note – Any Account Value not invested in the Sub-accounts will not be affected by any rebalance.

▪
Sub-account Changes Within the Model Portfolios: From time to time there may be a change in a Sub-account within your model portfolio. Unless directed by you or your financial professional to reallocate to the new Sub-account, rebalancing will continue in accordance with your unchanged model portfolio, unless the Sub-account is no longer available under your Annuity. If the Sub-account is no longer available we will notify you. If you do not consent to the new Sub-account, your lack of consent will be deemed a request to terminate the asset allocation program and the provisions under “Termination or Modification of the Asset Allocation Program” will apply.

▪	Owner Changes in Choice of Model Portfolio: You may not change from the model portfolio that you have elected to any other model portfolio.
TERMINATION OR MODIFICATION OF THE ASSET ALLOCATION PROGRAM:

▪
You may request to terminate your asset allocation program at any time. Once you terminate your asset allocation program, you will not be permitted to re-enroll in the program. Any termination will be effective on the date that Prudential Annuities receives your termination request in good order. If you are enrolled in certain optional benefits, termination of your asset allocation program must coincide with (i) the enrollment in a then currently available and approved asset allocation program or other approved option, or (ii) the allocation of your entire account value to the then required investment option(s) available with these benefits. However, if you are enrolled in certain optional benefits, you may terminate the benefit in order to then terminate your asset allocation program. Prudential Annuities reserves the right to terminate or modify the asset allocation program at any time.

RESTRICTIONS ON ELECTING THE ASSET ALLOCATION:

▪	You cannot participate in automatic rebalancing or a DCA program while enrolled in an asset allocation program and Systematic Withdrawals can only be made as flat dollar amounts.

D-1

APPENDIX E – DESCRIPTION AND CALCULATION OF PREVIOUSLY OFFERED OPTIONAL
DEATH BENEFITS (THIS APPLIES SOLELY TO APEX II, ASL II AND XT6)
If you purchased your Annuity before November 18, 2002 and were not a resident of the State of New York, the following optional death benefits were offered:
ENHANCED BENEFICIARY PROTECTION OPTIONAL DEATH BENEFIT
The Enhanced Beneficiary Protection Optional Death Benefit can provide additional amounts to your Beneficiary that may be used to offset federal and state taxes payable on any taxable gains in your Annuity at the time of your death. Whether this benefit is appropriate for you may depend on your particular circumstances, including other financial resources that may be available to your Beneficiary to pay taxes on your Annuity should you die during the accumulation period. No benefit is payable if death occurs on or after the Annuity Date.
The Enhanced Beneficiary Protection Optional Death Benefit provides a benefit that is payable in addition to the basic Death Benefit. If the Annuity has one Owner, the Owner must be age 75 or less at the time the benefit is purchased. If the Annuity has joint Owners, the oldest Owner must be age 75 or less. If the Annuity is owned by an entity, the Annuitant must be age 75 or less.
Calculation of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.	the basic Death Benefit described above
PLUS

2.	50% of the “Death Benefit Amount” less purchase payments reduced by proportional withdrawals.
“Death Benefit Amount” includes your Account Value and any amounts added to your Account Value under the Annuity’s basic Death Benefit when the Death Benefit is calculated. Under the basic Death Benefit, amounts are added to your Account Value when the Account Value is less than purchase payments minus proportional withdrawals.
“Proportional Withdrawals” are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn.
The amount calculated in Items 1 & 2 above may be reduced by any Credits under certain circumstances.
The Enhanced Beneficiary Protection Optional Death Benefit is subject to a maximum of 50% of all purchase payments applied to the Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
Please refer to the section entitled “Tax Considerations” for a discussion of special tax considerations for purchasers of this benefit.
NOTE: You may not elect the Enhanced Beneficiary Protection Optional Death Benefit if you have elected any other Optional Death Benefit.
Guaranteed Minimum Death Benefit
If the Annuity has one Owner, the Owner must be age 80 or less at the time the optional Death Benefit is purchased. If the Annuity has joint Owners, the oldest Owner must be age 80 or less. If the Annuity is owned by an entity, the Annuitant must be age 80 or less.
Key Terms Used with the Guaranteed Minimum Death Benefit

▪	The Death Benefit Target Date is the contract anniversary on or after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

▪	The Highest Anniversary Value equals the highest of all previous “Anniversary Values” on or before the earlier of the Owner’s date of death and the “Death Benefit Target Date”.

▪
The Anniversary Value is the Account Value as of each anniversary of the Issue Date plus the sum of all purchase payments on or after such anniversary less the sum of all “Proportional Reductions” since such anniversary.

▪
A Proportional Reduction is a reduction to the value being measured caused by a withdrawal, equaling the percentage of the withdrawal as compared to the Account Value as of the date of the withdrawal. For example, if your Account Value is $10,000 and you withdraw $2,000 (a 20% reduction), we will reduce both your Anniversary Value and the amount determined by purchase payments increasing at the appropriate interest rate by 20%.

Calculation of Guaranteed Minimum Death Benefit
The Guaranteed Minimum Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.
If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greatest of:

1.	the Account Value in the Sub-accounts plus the Interim Value of any Fixed Allocations (no MVA) as of the date we receive in writing “due proof of death”; and

2.
the sum of all purchase payments minus the sum of all Proportional Reductions, each increasing daily until the Owner’s date of death at a rate of 5.0%, subject to a limit of 200% of the difference between the sum of all purchase payments and the sum of all withdrawals as of the Owner’s date of death; and

3.	the “Highest Anniversary Value” on or immediately preceding the Owner’s date of death.
The amount determined by this calculation is increased by any purchase payments received after the Owner’s date of death and decreased by any Proportional Reductions since such date. The amount calculated in Items 1 & 3 above may be reduced by any Credits under certain circumstances.
If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the Account Value as of the date we receive in writing “due proof of death” (an MVA may be applicable to amounts in any Fixed Allocations); and

2.	the greater of Item 2 & 3 above on the Death Benefit Target Date plus the sum of all purchase payments less the sum of all Proportional Reductions since the Death Benefit Target Date.
The amount calculated in Item 1 above may be reduced by any Credits under certain circumstances.
Annuities with Joint Owners
For Annuities with Joint Owners, the Death Benefit is calculated as shown above except that the age of the oldest of the Joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own the Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of the Annuity and continue the contract instead of receiving the Death Benefit.
Annuities owned by Entities
For Annuities owned by an entity, the Death Benefit is calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable).
Can I terminate the optional Death Benefits? Do the optional Death Benefits terminate under other circumstances?
You can terminate the Enhanced Beneficiary Protection Optional Death Benefit and the Guaranteed Minimum Death Benefit at any time. Upon termination, you will be required to pay a pro-rata portion of the annual charge for the benefit. Both optional Death Benefits will terminate automatically on the Annuity Date. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.
What are the Charges for the Optional Death Benefits?
We deduct a charge from your Account Value if you elect to purchase either optional Death Benefit. The Enhanced Beneficiary Protection Death Benefit costs 0.25% of Account Value. The Guaranteed Minimum Death Benefit costs 0.30% of the current Death Benefit. The charges for these death benefits are deducted in arrears each Annuity Year. No charge applies after the Annuity Date. We deduct the charge:

1.	on each anniversary of the Issue Date;

2.	when Account Value is transferred to our general account prior to the Annuity Date;

3.	if you surrender your Annuity; and

4.	if you choose to terminate the benefit (Enhanced Beneficiary Protection Optional Death Benefit only)
If you surrender the Annuity, elect to begin receiving annuity payments or terminate the benefit on a date other than an anniversary of the Issue Date, the charge will be prorated. During the first year after the Issue Date, the charge will be prorated from the Issue Date. In all subsequent years, it would be prorated from the last anniversary of the Issue Date.
We first deduct the amount of the charge pro-rata from the Account Value in the variable investment options. We only deduct the charge pro-rata from the Fixed Allocations to the extent there is insufficient Account Value in the variable investment options to pay the charge. If your Annuity’s Account Value is insufficient to pay the charge, we may deduct your remaining Account Value and terminate your Annuity. We will notify you if your Account Value is insufficient to pay the charge and allow you to submit an additional Purchase Payment to continue your Annuity.
Please refer to the section entitled “Tax Considerations” for additional considerations in relation to the optional Death Benefit.
ADDITIONAL CALCULATIONS
Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated. Each example assumes that a $50,000 initial Purchase Payment is made and that no withdrawals are made prior to the Owner’s death. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.
NOTE: The examples below do not include Credits which may be recovered by Prudential Annuities under certain circumstances.

Example with Sub-account increase
Assume that the Owner’s Account Value has been increasing due to positive Sub-account performance. On the date we receive due proof of death, the Account Value is $75,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value less the amount of any Credits applied within 12-months prior to the date of death, whichever is greater. Therefore, the basic Death Benefit is equal to $75,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($75,000) PLUS 50% of the “Death Benefit Amount” less purchase payments reduced by proportional withdrawals.

Purchase payments	=	$50,000
Account Value	=	$75,000
Basic Death Benefit	=	$75,000
Death Benefit Amount	=	$75,000 – $50,000 = $25,000

Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit
	=	$75,000 + $12,500 = $87,500
Examples with Sub-account decline
Assume that the Owner’s Account Value has been decreasing due to declines in Sub-account performance. On the date we receive due proof of death, the Account Value is $45,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value less the amount of any Credits applied within 12-months prior to the date of death, whichever is greater. Therefore, the basic Death Benefit is equal to $50,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($50,000) PLUS 50% of the “Death Benefit Amount” less purchase payments reduced by proportional withdrawals.

Purchase payments	=	$50,000
Account Value	=	$40,000
Basic Death Benefit	=	$50,000
Death Benefit Amount	=	$50,000 – $50,000 = $0

Amount Payable Under Enhanced Beneficiary Protection Optional Death Benefit
	=	$50,000 + $0 = $50,000
In this example you would receive no additional benefit from purchasing the Enhanced Beneficiary Protection Optional Death Benefit.
Examples of Guaranteed Minimum Death Benefit Calculation
The following are examples of how the Guaranteed Minimum Death Benefit is calculated. Each example assumes that a $50,000 initial Purchase Payment is made and that no withdrawals are made prior to the Owner’s death. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options.
NOTE: The examples below do not include Credits which may be recovered by Prudential Annuities under certain circumstances.
Example of Sub-account increase
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance. On the date we receive due proof of death, the Account Value is $90,000. The Highest Anniversary Value at the end of any previous period is $72,000. The Death Benefit would be the Account Value ($90,000) because it is greater than the Highest Anniversary Value ($72,000) or the sum of prior purchase payments increased by 5.0% annually ($73,872.77).
Example of Sub-account decrease
Assume that the Owner’s Account Value generally increased until the fifth anniversary but generally has been decreasing since the fifth contract anniversary. On the date we receive due proof of death, the Account Value is $48,000. The Highest Anniversary Value at the end of any previous period is $54,000. The Death Benefit would be the sum of prior purchase payments increased by 5.0% annually ($73,872.77) because it is greater than the Highest Anniversary Value ($54,000) or the Account Value ($48,000).
Example of Sub-account increase followed by decrease
Assume that the Owner’s Account Value increased significantly during the first six years following the Issue Date. On the sixth anniversary date the Account Value is $90,000. During the seventh Annuity Year, the Account Value increases to as high as $100,000 but then subsequently falls to $80,000 on the date we receive due proof of death. The Death Benefit would be the Highest Anniversary Value at the end of any previous period ($90,000), which occurred on the sixth anniversary, although the Account Value was higher during the subsequent period. The Account Value on the date we receive due proof of death ($80,000) is lower, as is the sum of all prior purchase payments increased by 5.0% annually ($73,872.77).

APPENDIX F – FORMULA UNDER HIGHEST DAILY LIFETIME® FIVE INCOME BENEFIT
We set out below the current formula under which we may transfer amounts between the variable investment options and the Benefit Fixed Rate Account. Upon your election of Highest Daily Lifetime Five, we will not alter the formula that applies to your Annuity. However, as discussed in the “Living Benefits” section, we reserve the right to modify this formula with respect to those who elect Highest Daily Lifetime Five in the future.
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	Cu – the upper target is established on the effective date of the Highest Daily Lifetime Five benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

▪	L – the target value as of the current Valuation Day.

▪	r – the target ratio.

▪
a – the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table “a” factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

▪
Q – age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factor is currently set equal to 1.

▪	V – the total value of all Permitted Sub-accounts in the Annuity.

▪	F – the total value of all Benefit Fixed Rate Account allocations.

▪
I – the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.

▪	T – the amount of a transfer into or out of the Benefit Fixed Rate Account.

▪	I% – annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

L	=	I * Q * a
TRANSFER CALCULATION:
The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – F) / V.

▪	If r > Cu, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

▪	If r < Cl, and there are currently assets in the Benefit Fixed Rate Account (F > 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.
The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	{Min(V, [L – F – V * Ct] / (1 – Ct))}	T>0, Money moving from the Permitted Sub-accounts to the Benefit Fixed Rate Account
T	=	{Min(F, [L – F – V * Ct] / (1 – Ct))}	T<0, Money moving from the Benefit Fixed Rate Account to the Permitted Sub-accounts]

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Example:
Male age 65 contributes $100,000 into the Permitted Sub accounts and the value drops to $92,300 during year one, end of day one. A table of values for “a” appears below.
Target Value Calculation:

L	=	I * Q * a
	=	5000.67 * 1 * 15.34
	=	76,710.28
Target Ratio:

r	=	(L – F) / V
	=	(76,710.28 – 0) / 92,300.00
	=	83.11%
Since r > Cu ( because 83.11% > 83%) a transfer into the Benefit Fixed Rate Account occurs.

T	=	{Min (V, [L – F – V * Ct] / (1 – Ct))}
	=	{Min (92,300.00, [76,710.28 – 0 – 92,300.00 * 0.80] / (1 – 0.80))}
	=	{Min (92,300.00,14,351.40)}
	=	14,351.40
FORMULA FOR CONTRACTS WITH 90% CAP FEATURE TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

L	=	I * Q * a
If you elect this feature, the following replaces the “Transfer Calculation” above.
Transfer Calculation:
The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required: On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the Benefit Fixed Rate Account:
If (F / (V + F) > .90) then T = F – (V + F) * .90
If T is greater than $0 as described above, then no additional transfer calculations are performed on the effective date.
On each Valuation Day thereafter (including the effective date of this feature provided F / (V + F) <= .90), the following asset transfer calculation is performed

Target Ratio r	=	(L – F) / V

▪	If r > Cu, assets in the Permitted Sub-accounts are transferred to the Benefit Fixed Rate Account (subject to the 90% cap rule described above).

▪	If r < Cl and there are currently assets in the Benefit Fixed Rate Account (F > 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.
The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min(MAX (0, (0.90 * (V + F)) – F), [L – F – V * Ct] / (1 – Ct))	Money is transferred from the elected Permitted Sub-accounts to Benefit Fixed Rate Account
T	=	Min(F, – [L – F – V * Ct] / (1 – Ct)),	Money is transferred from the Benefit Fixed Rate Account to the Permitted Sub-accounts

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Age 65 “a” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

Years	Months 1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.70	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06
31	4.04	4.02	4.00	3.98	3.97	3.95	3.93	3.91	3.90	3.88	3.86	3.84
32	3.83	3.81	3.79	3.78	3.76	3.74	3.72	3.71	3.69	3.67	3.66	3.64
33	3.62	3.61	3.59	3.57	3.55	3.54	3.52	3.50	3.49	3.47	3.45	3.44
34	3.42	3.40	3.39	3.37	3.35	3.34	3.32	3.30	3.29	3.27	3.25	3.24
35	3.22	3.20	3.18	3.17	3.15	3.13	3.12	3.10	3.08	3.07	3.05	3.03
36	3.02	3.00	2.98	2.96	2.95	2.93	2.91	2.90	2.88	2.86	2.85	2.83
37	2.81	2.79	2.78	2.76	2.74	2.73	2.71	2.69	2.68	2.66	2.64	2.62
38	2.61	2.59	2.57	2.56	2.54	2.52	2.51	2.49	2.47	2.45	2.44	2.42
39	2.40	2.39	2.37	2.35	2.34	2.32	2.30	2.29	2.27	2.25	2.24	2.22
40	2.20	2.19	2.17	2.15	2.14	2.12	2.11	2.09	2.07	2.06	2.04	2.02
41	2.01	1.84	1.67	1.51	1.34	1.17	1.00	0.84	0.67	0.50	0.33	0.17

*	The values set forth in this table are applied to all ages, and apply whether or not the 90% cap is elected.

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APPENDIX G – ANNUITIES APPROVED FOR SALE BY THE NEW YORK STATE INSURANCE DEPARTMENT

	ASL II NY	APEX II NY	ASAP III NY	XTra Credit SIX NY
Minimum Investment	$15,000	$10,000	$1,000	$10,000
Maximum Issue Age	Annuitant 85; Oldest Owner 85	Annuitant 85 Oldest Owner 85	Annuitant 85 Oldest Owner 80	Annuitant 85 Oldest Owner 75
Contingent Deferred Sales Charge Schedule	None	4 Years (7%, 6%, 5%, 4%) (Applied to purchase payments based on the inception date of the Annuity)	7 Years (7%, 6%, 5%, 4%, 3%, 2%, 1%) (Applied to purchase payments based on the inception date of the Annuity)
10 Years
For contracts issued on or after August 27, 2007:
(9%, 9%, 8%, 7%, 6%,
5%, 4%, 3%, 2%, 1%)
For contracts issued before August 27, 2007:
(9%, 9%, 8.5%, 8%, 7%,
6%, 5%, 4%, 3%, 2%)
(Applied to purchase
payments based on the
inception date of the
Annuity)

Insurance Charge	1.65%	1.65%	0.65%	0.65%
Distribution Charge	N/A	N/A	0.60% annuity years 1-7 0.0% annuity years 8+	1.00% annuity years 1-10 0.00% annuity years 11+
Annual Maintenance Fee	Lesser of $30 or 2% of Account Value Waived for Account Values exceeding $100,000	Lesser of $30 or 2% of Account Value Waived for Account Values exceeding $100,000	Lesser of $30 or 2% of Account Value Waived for Account Values exceeding $100,000	Lesser of $30 or 2% of Account Value
Transfer Fee	$10 after twenty in any annuity year. May be increased to $15 after eight in any annuity year	$10 after twenty in any annuity year.	$10 after twenty in any annuity year. May be increased to $15 after eight in any annuity year	$10 after twenty in any annuity year

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	ASL II NY	APEX II NY	ASAP III NY	XTra Credit SIX NY
Contract Credit	No
Yes. Effective for
Contracts issued on or after June 20, 2005. Generally
we apply a Loyalty Credit
to your Annuity’s Account
Value at the end of your
fifth contract year (i.e. on
your fifth Contract
Anniversary). Currently
the Loyalty Credit is equal
to 2.75% of total purchase
payments made during the
first four contract years
less the cumulative amount
of withdrawals made
(including the deduction of
any CDSC amounts)
through the fifth Contract
Anniversary

Yes. Effective for
Contracts issued on or after July 24, 2006. Generally
we apply a Loyalty Credit
to your Annuity’s Account
Value at the end of your
fifth contract year (i.e. on
your fifth Contract
Anniversary). Currently
the Loyalty Credit is equal
to 0.50% of total purchase
payments made during the
first four contract years
less the cumulative amount
of withdrawals made
(including the deduction of any CDSC amounts)
through the fifth Contract
Anniversary

Yes The amount of the
credit applied to a Purchase Payment is based on the
year the Purchase Payment
is received, for the first 6
years of the contract.
Currently the credit
percentages for each year
starting with the first year
are: 6.50%, 5.00%, 4.00%,
3.00%, 2.00%, and 1.00%.

Fixed Allocation (If available, early withdrawals are subject to a Market Value Adjustment) (“MVA”)
Fixed Allocations Available (Currently offering durations of: 5, 7, and 10 years) The MVA formula for NY is [(1+I)/ (1+J)] N/365 The MVA formula does not apply during the 30 day period immediately before the end of the Guarantee Period.

Fixed Allocations Available (Currently offering durations of: 5, 7, and 10 years) The MVA formula for NY is [(1+I)/ (1+J)] N/365 The MVA formula does not apply during the 30 day period immediately before the end of the Guarantee Period.

Fixed Allocations Available (Currently offering durations of: 2, 3, 5, 7, and 10 years) The MVA formula for NY is [(1+I)/ (1+J)] N/365 The MVA formula does not apply during the 30 day period immediately before the end of the Guarantee Period.
No
Variable Investment Options	All options generally available except where restrictions apply when certain riders are purchased. ProFund Portfolios are restricted for ASL II, ASAP III, and XTra Credit SIX.	All options generally available except where restrictions apply when certain riders are purchased. ProFund Portfolios are restricted for ASL II, ASAP III, and XTra Credit SIX.	All options generally available except where restrictions apply when certain riders are purchased. ProFund Portfolios are restricted for ASL II, ASAP III, and XTra Credit SIX.	All options generally available except where restrictions apply when certain riders are purchased. ProFund Portfolios are restricted for ASL II, ASAP III, and XTra Credit SIX.

(1)	For more information on these benefits, refer to the “Death Benefit” section in the Prospectus.

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	ASL II NY	APEX II NY	ASAP III NY	XTra Credit SIX NY
Basic Death Benefit	The greater of: purchase payments less proportional withdrawals or Account Value (variable) plus Interim Value (fixed). (No MVA applied)	The greater of: purchase payments less proportional withdrawals or Account Value (variable) plus Interim Value (fixed). (No MVA applied)	The greater of: purchase payments less proportional withdrawals or Account Value (variable) plus Interim Value (fixed). (No MVA applied)	The greater of: purchase payments less proportional withdrawals or Account Value (variable) (No MVA applied) (No recapture of credits applied within 12 months prior to date of death)
Optional Death Benefits (for an additional cost) [1]	Highest Anniversary Value (HAV)	HAV	HAV	HAV
Optional Living Benefits (for an additional cost) [2]
GRO Plus, GRO Plus 2008 Guaranteed Minimum Withdrawal Benefit, (GMWB), Guaranteed Minimum Income Benefit (GMIB), Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily GRO, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, Spousal Highest Daily Lifetime 6 Plus

GRO Plus, GRO Plus 2008 GMWB, GMIB, Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily GRO, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, Spousal Highest Daily Lifetime 6 Plus

GRO Plus, GRO Plus 2008 GMWB, GMIB, Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily GRO, Highest Daily Lifetime 7 Plus and Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, Spousal Highest Daily Lifetime 6 Plus

GRO Plus, GRO Plus 2008 GMWB, GMIB, Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily GRO, Highest Daily Lifetime 7 Plus and Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus, Spousal Highest Daily Lifetime 6 Plus

Annuity Rewards [3]	No	Available after initial CDSC period	Available after initial CDSC period	Available after initial CDSC period
Annuitization Options
Fixed option only Annuity date cannot exceed the first day of the calendar month following Annuitant’s 90th birthday. The maximum Annuity Date is based on the first Owner or Annuitant to reach the maximum age, as indicated in your Annuity.

Fixed option only Annuity date cannot exceed the first day of the calendar month following Annuitant’s 90th birthday. The maximum Annuity Date is based on the first Owner or Annuitant to reach the maximum age, as indicated in your Annuity.

Fixed option only Annuity date cannot exceed the first day of the calendar month following Annuitant’s 90th birthday. The maximum Annuity Date is based on the first Owner or Annuitant to reach the maximum age, as indicated in your Annuity.

Fixed option only Annuity date cannot exceed the first day of the calendar month following Annuitant’s 90th birthday. The maximum Annuity Date is based on the first Owner or Annuitant to reach the maximum age, as indicated in your Annuity.

Medically Related Surrender	No	No	No	No

(1)	For more information on these benefits, refer to the “Living Benefits” section in the Prospectus.

(2)
Highest Daily Lifetime Seven with Beneficiary Income Option (BIO), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (BIO), Highest Daily Lifetime Seven with Lifetime Income Accelerator (LIA), Highest Daily Lifetime 7 Plus with BIO, Spousal Highest Daily Lifetime 7 Plus with BIO, Highest Daily Lifetime 7 Plus with LIA, and Highest Daily Lifetime 6 Plus with LIA are not currently available in New York.

(3)
The Annuity rewards benefit offers Owners an ability to increase the guaranteed death benefit so that the death benefit will at least equal the Annuity’s Account Value on the effective date of the Annuity Rewards benefits, if the terms of the Annuity Rewards benefit are met.

For more information about variations applicable to annuities approved for sale by the New York State Insurance Department, please refer to your Annuity Contract.

G-3

APPENDIX H – FORMULA UNDER GRO PLUS 2008
(The following formula also applies to elections of HD GRO, if HD GRO was elected prior to July 16, 2010)
THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:

▪	AV is the current Account Value of the Annuity

▪	V is the current Account Value of the elected Sub-accounts of the Annuity

▪	B is the total current value of the AST bond portfolio Sub-account

▪	Cl is the lower target value. Currently, it is 79%.

▪	Ct is the middle target value. Currently, it is 82%.

▪	Cu is the upper target value. Currently, it is 85%.
For each guarantee provided under the benefit,

▪	Gi is the guarantee amount

▪	Ni is the number of days until the maturity date

▪
di is the discount rate applicable to the number of days until the maturity date.The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period. We call the greatest of these values the “current liability (L).”

L	=	MAX(Li), where Li = Gi / (1 + di)^(Ni /365).
Next the formula calculates the following formula ratio:

r	=	(L – B) / V.
If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund Sub-account associated with the current liability. If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.
The formula will transfer assets into the Transfer Account if r > Cu.
The transfer amount is calculated by the following formula:

T	=	{Min(V, [L – B – V * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.
The transfer amount is calculated by the following formula:

T	=	{Min(B, – [L – B – V * Ct] / (1 – Ct))}
If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

H-1

FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE – GRO PLUS 2008 AND
HIGHEST DAILY GRO
(The following formula also applies to elections of HD GRO with 90% cap, if HD GRO with 90% cap was elected prior to July 16, 2010)
THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:

▪	AV is the current Account Value of the Annuity

▪	V is the current Account Value of the elected Sub-accounts of the Annuity

▪	B is the total current value of the AST bond portfolio Sub-account

▪	C1 is the lower target value. Currently, it is 79%.

▪	Ct is the middle target value. Currently, it is 82%.

▪	Cu is the upper target value. Currently, it is 85%.

▪	T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.
For each guarantee provided under the benefit,

▪	Gi is the guarantee amount

▪	Ni is the number of days until the maturity date

▪
di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

Transfer Calculation
The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.
On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

If (B / (V + B) > .90), then
T	=	B – [(V + B) * .90]
If T as described above is greater than $0, then that amount (“T”) is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.
On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) < = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the “current liability (L).”

L	=	MAX(Li), where Li = Gi / (1 + di)^(Ni /365).
Next the formula calculates the following formula ratio:

r	=	(L – B) / V
If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the “90% cap rule”). If, at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability, there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r > Cu, subject to the 90% cap rule.

H-2

The transfer amount is calculated by the following formula:

T	=	{Min(MAX(0, (.90 * (V + B)) – B), [L – B – V * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.
The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r < Cl and B > 0.
The transfer amount is calculated by the following formula:

T	=	{Min(B, – [L – B – V * Ct] / (1 – Ct))}
If, following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

H-3

APPENDIX I – FORMULA UNDER HIGHEST DAILY LIFETIME® SEVEN INCOME BENEFIT AND
SPOUSAL HIGHEST DAILY LIFETIME® SEVEN INCOME BENEFIT
(including Highest Daily Lifetime Seven with BIO, Highest Daily Lifetime Seven with LIA and Spousal Highest Daily Lifetime Seven with BIO)
1. Formula for Contracts Issued On or after July 21, 2008 (Without Election Of 90% Cap Feature)
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	Cu – the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

▪	L – the target value as of the current business day.

▪	r – the target ratio.

▪	a – factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

▪	Vv – the total value of all Permitted Sub-accounts in the Annuity.

▪	VF – the total value of all elected Fixed Rate Options in the Annuity.

▪	B – the total value of the AST Investment Grade Bond Portfolio Sub-account.

▪
P – Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.

▪	T – the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

*	Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.
TARGET VALUE CALCULATION:
On each business day, a target value (L) is calculated, according to the following formula. If the Account Value (VV + VF) is equal to zero, no calculation is necessary.

L	=	0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – B) / (VV + VF).

▪	If r > Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

▪
If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	{Min (VV + VF), [L – B – (VV + VF) * Ct] /(1 – Ct))}	Money is transferred from the Permitted Sub-accounts and Fixed Rate Options to the AST Investment Grade Bond Sub-account
T	=	{Min (B, – [L – B – (VV + VF)* Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub- accounts
2. Formula for Contracts Issued Prior To 7/21/08 (Without Election of 90% Cap Feature)
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	Cu – the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

▪	L – the target value as of the current business day.

▪	r – the target ratio.

▪	a – factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

▪	V – the total value of all Permitted Sub-accounts in the annuity.

▪	B – the total value of the AST Investment Grade Bond Portfolio Sub-account.

▪
P – Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.

▪	T – the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

*	Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.
TARGET VALUE CALCULATION:
On each business day, a target value (L) is calculated, according to the following formula. If the variable account value (V) is equal to zero, no calculation is necessary.

L = 0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio	=	(L – B) / V.

▪	If r > Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

▪
If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	{Min(V, [L – B – V * Ct] / (1 – Ct))},	Money is transferred from the Permitted Sub-accounts to the AST Investment Grade Bond Portfolio Sub-account
T	=	{Min(B, – [L – B – V * Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Portfolio Sub-account to the Permitted Sub-accounts
3. Formula for Annuities with 90% Cap Feature if Benefit was Elected Prior To July 21, 2008
See above for the Terms and Definitions Referenced in the Calculation Formula.
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. Target values are subject to change for new elections of the Rider on a going-forward basis.

L	=	0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

If (B / (V + B) > .90) then
T	=	B – [(V + B) * .90]
If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.
On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B / (V + B) <= .90), the following asset transfer calculation is performed:

Target Ratio r	=	(L – B) / V

▪	If r > Cu, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account provided transfers are not suspended under the 90% Cap Rule described below.

▪
If r < Cl and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (V + B)) – B), [L – B – V * Ct] / (1 – Ct))	Money is transferred from the elected Sub-accounts to the AST Investment Grade Bond Portfolio Sub-account
T	=	{Min (B, – [L – B – V * Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Portfolio Sub-account to the elected Sub-accounts.
At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.
90% Cap Rule: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account, any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

4. Formula for Annuities with 90% Cap Feature if Benefit was Elected on or after July 21, 2008
See above for the Terms and Definitions Referenced in the Calculation Formula
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. Target values are subject to change for new elections of the Rider on a going-forward basis.

L	=	0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

If (B / (VV + VF + B) > .90) then
T	=	B – [(VV + VF + B) * .90]
If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.
On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B / (VV + VF + B) <= .90), the following asset transfer calculation is performed:

Target Ratio r	=	(L – B) / (VV + VF)

▪	If r > Cu, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account, provided transfers are not suspended under the 90% Cap Rule described below.

▪
If r < Cl and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct] / (1 – Ct))	Money is transferred from the elected Sub-accounts to AST Investment Grade Bond Portfolio Sub-account.
T	=	{Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Portfolio Sub-account to the elected Sub-accounts.
At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.
90% Cap Rule: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account, any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

“a” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

Years	Months 1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.70	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06
31	4.04	4.02	4.00	3.98	3.97	3.95	3.93	3.91	3.90	3.88	3.86	3.84
32	3.83	3.81	3.79	3.78	3.76	3.74	3.72	3.71	3.69	3.67	3.66	3.64
33	3.62	3.61	3.59	3.57	3.55	3.54	3.52	3.50	3.49	3.47	3.45	3.44
34	3.42	3.40	3.39	3.37	3.35	3.34	3.32	3.30	3.29	3.27	3.25	3.24
35	3.22	3.20	3.18	3.17	3.15	3.13	3.12	3.10	3.08	3.07	3.05	3.03
36	3.02	3.00	2.98	2.96	2.95	2.93	2.91	2.90	2.88	2.86	2.85	2.83
37	2.81	2.79	2.78	2.76	2.74	2.73	2.71	2.69	2.68	2.66	2.64	2.62
38	2.61	2.59	2.57	2.56	2.54	2.52	2.51	2.49	2.47	2.45	2.44	2.42
39	2.40	2.39	2.37	2.35	2.34	2.32	2.30	2.29	2.27	2.25	2.24	2.22
40	2.20	2.19	2.17	2.15	2.14	2.12	2.11	2.09	2.07	2.06	2.04	2.02
41	2.01	1.84	1.67	1.51	1.34	1.17	1.00	0.84	0.67	0.50	0.33	0.17

*	The values set forth in this table are applied to all ages, and apply to each formula set out in this Appendix.

APPENDIX J – FORMULA FOR HIGHEST DAILY LIFETIME® 7 PLUS INCOME BENEFIT
AND SPOUSAL HIGHEST DAILY LIFETIME® 7 PLUS INCOME BENEFIT
(including Highest Daily Lifetime 7 Plus with BIO, Highest Daily Lifetime 7 Plus with LIA and Spousal Highest Daily Lifetime 7 Plus with BIO)
TRANSFERS OF ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND
THE AST INVESTMENT GRADE BOND SUB-ACCOUNT
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULAS:

▪
Cu – the upper target is established on the effective date of the Highest Daily Lifetime 7 Plus/Spousal Highest Daily Lifetime 7 Plus benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.

▪
Cus – The secondary upper target is established on the effective date of the Highest Daily Lifetime 7 Plus/Spousal Highest Daily Lifetime 7 Plus benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently it is 84.5%

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	C1 – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 78%.

▪	L – the target value as of the current Valuation Day.

▪	r – the target ratio.

▪	a – factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. (See below for the table of “a” factors)

▪	Vv – the total value of all Permitted Sub-accounts in the Annuity.

▪	VF – the total value of all elected Fixed Rate Options in the Annuity

▪	B – the total value of the AST Investment Grade Bond Portfolio Sub-account.

▪
P – Income Basis. Prior to the first Lifetime Withdrawal, the Income Basis is equal to the Protected Withdrawal Value calculated as if the first Lifetime Withdrawal were taken on the date of calculation. After the first Lifetime Withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for additional purchase payments, including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, and (2) any highest daily Account Value occurring on or after the date of the first Lifetime Withdrawal and prior to or including the date of this calculation increased for additional purchase payments including the amount of any associated Credits, and adjusted for Lifetime Withdrawals.

▪	T – the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

▪	TM – the amount of a monthly transfer out of the AST Investment Grade Bond Portfolio

*	Note: Lifetime Withdrawals of less than or equal to the Annual Income Amount do not reduce the Income Basis.
DAILY CALCULATIONS
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (VV+ VF) is equal to zero, no calculation is necessary.

L	=	0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – B) / (VV + VF).

▪
If on the third consecutive Valuation Day r > Cu and r £ Cus or if on any day r > Cus, and subject to the 90% cap rule described below, assets in the Permitted Sub-accounts (including DCA Fixed Rate Options used with any applicable 6 or 12 Month DCA Program) are transferred to the AST Investment Grade Bond Portfolio Sub-account.

▪
If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct]/(1 – Ct))	Money is transferred from the Permitted Sub-accounts and Fixed Rate Options to the AST Investment Grade Bond Sub-account
T	=	{Min (B, – [L – B – (VV + VF)* Ct]/(1 – Ct))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts
90% Cap Rule: If, on any Valuation Day, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account, any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.
MONTHLY CALCULATION
On each monthly anniversary of the Annuity Issue Date and following the daily Transfer Calculation above, the following formula determines if a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-Accounts will occur:
If, after the daily Transfer Calculation is performed,
{Min (B, .05 * (VV + VF + B))} < (Cu * (VV + VF) – L + B) / (1 – Cu), then

TM	=	{Min (B, .05 * (VV + VF + B))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub- accounts.

“a” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

	Months
Years	1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.70	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06**

*	The values set forth in this table are applied to all ages.

**	In all subsequent years and months thereafter, the annuity factor is 4.06

APPENDIX K – SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN
STATES
Certain features of your Annuity may be different than the features described earlier in this prospectus if your Annuity is issued in certain states described below. For Annuities issued in New York, please also see Appendix G.

Jurisdiction	Special Provisions
Connecticut	Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.
Maryland	Fixed Allocations are not available.
Massachusetts
If your Annuity is issued in Massachusetts after January 1, 2009, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity Option or any lifetime withdrawal optional benefit (except the Guaranteed Minimum Withdrawal Benefit).
Medically Related Surrenders are not available.

Minnesota	For XT6 contracts, if your Annuity was issued in Minnesota on or after July 30, 2007, below are the applicable Contingent Deferred Sales Changes:

For XT6 contracts, if your Annuity was issued in Minnesota before July 30, 2007, below are the applicable Contingent Deferred Sales Changes:

Montana
If your Annuity is issued in Montana, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity Option or any lifetime withdrawal optional benefit (except the Guaranteed Minimum Withdrawal Benefit).

Nevada	Fixed Allocations are not available.
New York	Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available. Medically Related Surrender is not available.
Texas	Death benefit suspension not applicable upon provision of evidence of good health. See annuity contract for exact details.
Utah	Fixed Allocations are not available.
Washington
If your Annuity was issued in Washington, and you have elected Highest Daily Lifetime Five, or any version of Highest Daily Lifetime Seven or Highest Daily Lifetime 7 Plus, the Guaranteed Minimum Account Value Credit otherwise available on these optional benefits is not available. Fixed Allocations are not available. Combination Roll-Up Value and Highest Periodic Value Death Benefit not available. Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.

K-1

APPENDIX L – FORMULA UNDER THE GUARANTEED RETURN OPTION PLUS BENEFIT
We set out below the current formula under which we may transfer amounts between the Sub-accounts and the Fixed Allocations. We will not alter the formula.
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	AV is the current Account Value of the Annuity (including any Market Value Adjustment on Fixed Allocations)

▪	V is the current Account Value of the elected Sub-accounts of the Annuity

▪	F is the current Account Value of the Fixed Allocations
For each guarantee provided under the program,

▪	Gi is the Principal Value of the guarantee

▪	ti is the number of whole and partial years until the maturity date of the guarantee.

▪	ri is the current fixed rate associated with Fixed Allocations of length ti (ti is rounded to the next highest integer to determine this rate).
The formula determines, on each Valuation Day, when a transfer is required.
The formula begins by determining for each guarantee the value (Li) that, if appreciated at the current fixed rate, would equal the Principal Value on the applicable maturity date. We call the greatest of these values the “current liability (L).”

L	=	MAX (Li), where Li = Gi / (1 + ri)ti
Next, the formula determines whether or not a transfer to or from the Fixed Allocations is needed:
A transfer into the Fixed Allocations will occur if L > (AV – 0.2 * V), and V > 0.
The transfer amount is calculated by the following formula:

T	=	MIN(V, (V – (1 / 0.23) * (AV – L)))
A transfer from the Fixed Allocations to the Sub-accounts will occur if L < (AV – 0.26 * V), and F > 0.
The transfer amount is calculated by the following formula:

T	=	MIN(F, ((1 / 0.23) * (AV – L) – V))

L-1

APPENDIX M – FORMULA UNDER THE GUARANTEED RETURN OPTION BENEFIT
We set out below the current formula under which we may transfer amounts between the Sub-accounts and the Fixed Allocations. We will not alter this pre-determined mathematical formula.
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	AV is the current Account Value of the Annuity (including any Market Value Adjustment on Fixed Allocations)

▪	V is the current Account Value of the elected Sub-accounts of the Annuity

▪	F is the current Account Value of the Fixed Allocations

▪	G is the Principal Value of the guarantee

▪	t is the number of whole and partial years between the current Valuation Day and the maturity date.

▪	ti is the number of whole and partial years between the next Valuation Day (i.e., the Valuation Day immediately following the current Valuation Day) and the maturity date.

▪	r is the fixed rate associated with Fixed Allocations of length t (t1 is rounded to the next highest whole number to determine this rate) as of the current Valuation Day.

▪	ri is the fixed rate associated with Fixed Allocations of length t1 (t1 is rounded to the next highest whole number to determine this rate) as of the next Valuation Day.

▪	M is the total maturity value of all Fixed Allocations, i.e., the total value that the Fixed Allocations will have on the maturity date of the guarantee if no subsequent transactions occur.
The formula determines, on each Valuation Day, when a transfer is required.
The formula begins by determining a “cushion”, D:

D	=	1 – [(G – M) / (1 + r)ti] / V
Next, the formula determines whether or not a transfer to or from the Fixed Allocations is needed:
A transfer into the Fixed Allocations will occur if D < 0.20, V > 0, and V > 0.02 * AV.
The transfer amount is calculated by the following formula:

T	=	MIN(V, (V * (0.75 * (1 + ri)ti – G + M) / (0.75 * (1 + ri)ti – (1 + r)t)))
A transfer from the Fixed Allocations to the Sub-accounts will occur if D > 0.30 and F > 0.
The transfer amount is calculated by the following formula:

T	=	MIN(F, (V * (0.75 * (1 + ri)ti – G + M) / ((1 + r)[t] – 0.75 * (1 + ri)ti)))

M-1

APPENDIX N – FORMULA FOR HIGHEST DAILY LIFETIME® 6 PLUS INCOME BENEFIT AND
SPOUSAL HIGHEST DAILY LIFETIME® 6 PLUS INCOME BENEFIT
(including Highest Daily Lifetime 6 Plus with LIA)
TRANSFERS OF ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE
AST INVESTMENT GRADE BOND SUB-ACCOUNT
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULAS:

▪
Cu – the upper target is established on the effective date of the Highest Daily Lifetime 6 Plus/Spousal Highest Daily Lifetime 6 Plus benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.

▪
Cus – The secondary upper target is established on the effective date of the Highest Daily Lifetime 6 Plus/Spousal Highest Daily Lifetime 6 Plus benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently it is 84.5%.

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 78%.

▪	L – the target value as of the current Valuation Day.

▪	r – the target ratio.

▪	a – factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. (See below for the table of “a” factors).

▪	Vv – the total value of all Permitted Sub-accounts in the Annuity.

▪	VF – the total value of all elected Fixed Rate Options in the Annuity.

▪	B – the total value of the AST Investment Grade Bond Portfolio Sub-account.

▪
P – Income Basis. Prior to the first Lifetime Withdrawal, the Income Basis is equal to the Protected Withdrawal Value calculated as if the first Lifetime Withdrawal were taken on the date of calculation. After the first Lifetime Withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for additional purchase payments, including the amount of any associated purchase Credits, and adjusted proportionally for excess withdrawals*, and (2) the Protected Withdrawal Value on any Annuity Anniversary subsequent to the first Lifetime Withdrawal, increased for subsequent additional purchase payments (including the amount of any associated purchase Credits) and adjusted proportionately for Excess Income* and (3) any highest daily Account Value occurring on or after the later of the immediately preceding Annuity anniversary, or the date of the first Lifetime Withdrawal, and prior to or including the date of this calculation, increased for additional purchase payments (including the amount of any associated purchase Credits) and adjusted for withdrawals, as described herein.

▪	T – the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

▪	TM – the amount of a monthly transfer out of the AST Investment Grade Bond Portfolio Sub-account.

*	Note: Lifetime Withdrawals of less than or equal to the Annual Income Amount do not reduce the Income Basis.
DAILY CALCULATIONS
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (VV + VF) is equal to zero, no calculation is necessary.

L	=	0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – B) / (VV + VF).

▪
If on the third consecutive Valuation Day r > Cu and r ≤ Cus or if on any day r > Cus, and subject to the 90% cap rule described below, assets in the Permitted Sub-accounts (including DCA Fixed Rate Options used with any applicable 6 or 12 Month DCA Program) are transferred to the AST Investment Grade Bond Portfolio Sub-account.

▪
If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts as described above.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (VV + VF + B)) – B), [L –B – (VV + VF) * Ct] / (1 – Ct))	Money is transferred from the Permitted Sub-accounts and DCA Fixed Rate Options to the AST Investment Grade Bond Sub-account
T	=	{Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts
90% Cap Rule: If, on any Valuation Day, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account, any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.
MONTHLY CALCULATION
On each monthly anniversary of the Annuity Issue Date and following the daily Transfer Calculation above, the following formula determines if a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-Accounts will occur:
If, after the daily Transfer Calculation is performed,
{Min (B, .05 * (VV + VF + B))} < (Cu * (VV + VF) – L + B) / (1 – Cu), then

TM	=	{Min (B, .05 * (VV + VF + B))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts.

“a” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

	Months
Years	1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.70	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06**

*	The values set forth in this table are applied to all ages.

**	In all subsequent years and months thereafter, the annuity factor is 4.06.

APPENDIX O – FORMULA FOR GRO PLUS II
(The following formula also applies to elections of HD GRO II, if HD GRO II was elected prior to July 16, 2010)
The following are the terms and definitions referenced in the transfer calculation formula:

▪	AV is the current Account Value of the Annuity

▪	VV is the current Account Value of the elected Sub-accounts of the Annuity

▪	VF is the current Account Value of any fixed-rate Sub-accounts of the Annuity

▪	B is the total current value of the AST bond portfolio Sub-account

▪	Cl is the lower target value. Currently, it is 79%.

▪	Ct is the middle target value. Currently, it is 82%.

▪	Cu is the upper target value. Currently, it is 85%.

▪	T is the amount of a transfer into or out of the AST bond portfolio Sub-account.
For each guarantee provided under the benefit,

▪	Gi is the guarantee amount

▪	Ni is the number of days until the maturity date

▪
di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the effective date and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of each applicable guarantee period. We call the greatest of these values the “current liability (L).”

L	=	MAX(Li), where Li = Gi / (1 + di)^(Ni /365)
Next the formula calculates the following formula ratio:

r	=	(L – B) / (VV + VF)
If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account ( “90% cap rule”). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the AST bond portfolio Sub-account if r > Cu, subject to the 90% cap rule.
The transfer amount is calculated by the following formula:

T	=	{Min(MAX(0, (.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value and there are assets in the AST bond portfolio Sub-account, then the formula will transfer assets out of the AST bond portfolio Sub-account into the elected Sub-accounts.
The formula will transfer assets out of the AST bond portfolio Sub-account if r < Cl and B > 0.

O-1

The transfer amount is calculated by the following formula:

T	=	{Min(B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}
If following a transfer to the elected Sub-accounts, there are assets remaining in a AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap.

O-2

APPENDIX P – FORMULA FOR HIGHEST DAILY® GRO
Formula for elections of HD GRO on or after July 16, 2010, subject to state approval. The operation of the formula is the same as for elections of HD GRO prior to July 16, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.
THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:

▪	AV is the current Account Value of the Annuity

▪	VV is the current Account Value of the elected Sub-accounts of the Annuity

▪	VF is the current Account Value of the elected Fixed Rate Options of the Annuity

▪	B is the total current value of the Transfer Account

▪	Cl is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	Ct is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	Cu is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	T is the amount of a transfer into or out of the Transfer Account

▪
“Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the “current liability (L)”.

L = MAX (Li), where Li = Gi / (1 + di)^(Ni /365).
Where:

▪	Gi is the value of the Guarantee Amount or the Projected Future Guarantee

▪	Ni is the number of days until the end of the Guarantee Period

▪
di is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

Next the formula calculates the following formula ratio (r):

r = (L – B) / (VV + VF).
If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the Transfer Account if r > Cu and if transfers have not been suspended due to the feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

P-1

The transfer amount is calculated by the following formula:

T = {Min(MAX(0,(.90 * (VV + VF + B)) - B), [L – B – (VV + VF) * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.
The formula will transfer assets out of the Transfer Account if r < Cl and B > 0.
The transfer amount is calculated by the following formula:

T = {Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}
If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
90% Cap Feature: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

P-2

APPENDIX Q – FORMULA FOR HIGHEST DAILY® GRO II
Formula for elections of HD GRO II made on or after July 16, 2010, subject to state approval. The operation of the formula is the same as for elections of HD GRO II prior to July 16, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.
The following are the Terms and Definitions referenced in the Transfer Calculation Formula:

▪	AV is the current Account Value of the Annuity

▪	VV is the current Account Value of the elected Sub-accounts of the Annuity

▪	VF is the current Account Value of the elected Fixed Rate Options of the Annuity

▪	B is the total current value of the Transfer Account

▪	Cl is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	Ct is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	Cu is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	T is the amount of a transfer into or out of the Transfer Account

▪
“Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Net Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the “current liability (L)”.

L = MAX (Li), where Li = Gi / (1 + di)^(Ni /365).
Where:

▪	Gi is the value of the Guarantee Amount or the Projected Future Guarantee

▪	Ni is the number of days until the end of the Guarantee Period

▪
di is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

Next the formula calculates the following formula ratio (r):

r = (L – B) / (VV + VF).
If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the Transfer Account if r > Cu and if transfers have not been suspended due to the feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

Q-1

The transfer amount is calculated by the following formula:

T = {Min(MAX(0,(.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.
The formula will transfer assets out of the Transfer Account if r < Cl and B > 0.
The transfer amount is calculated by the following formula:

T = {Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}
If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
90% Cap Feature: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

Q-2

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUDENTIAL ANNUITIES ANNUITY DESCRIBED IN PROSPECTUS (PLEASE CHECK ONE) ASAPIIIPROS (APRIL 27, 2020), APEX2PROS (APRIL 27, 2020), ASL2PROS (APRIL 27, 2020), XT6PROS (APRIL 27, 2020).

(print your name)

(address)

(city/state/zip code)

Variable Annuity Issued by:

PRUDENTIAL ANNUITIES LIFE
ASSURANCE CORPORATION
A Prudential Financial Company
One Corporate Drive
Shelton, Connecticut 06484
Telephone: 1-888-PRU-2888
http://www.prudentialannuities.com

   Variable Annuity Distributed by:

   PRUDENTIAL ANNUITIES
   DISTRIBUTORS, INC.
   A Prudential Financial Company
   One Corporate Drive
   Shelton, Connecticut 06484
   Telephone: 203-926-1888
   http://www.prudentialannuities.com

MAILING ADDRESSES:
Please see the section of this prospectus entitled “How To Contact Us” for where to send your request for a Statement of Additional
Information.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

COREPROS

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
Supplement dated April 27, 2020
to Prospectuses dated April 27, 2020
This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
On March 27, 2020 (Date of Enactment), Congress passed and President Trump signed the Coronavirus Aid, Relief and Economic Security (CARES) Act. This law includes provisions that impact Individual Retirement Annuities (IRAs), Roth IRAs and employer sponsored qualified retirement plans.
Waiver of Required Minimum Distributions (RMDs) for 2020
The requirement to take minimum distributions from defined contribution plans and IRAs is waived for 2020.  The waiver would apply to any RMD due from such an arrangement in 2020, even RMDs with respect to the 2019 tax year that are due in 2020.  For example, if an IRA owner turned age 70½ in 2019, they owe an RMD for the 2019 tax year but can wait until 4/1/20 to take it.  If they did not take that first RMD in 2019, the bill waives it, along with the requirement to take their second RMD (for the 2020 tax year) by the end of 2020.  The relief applies both to lifetime and post-death RMDs.  In that regard, if the post-death 5-year rule applies, the 5-year period is determined without regard to calendar year 2020 and thus, the 5 year rule is extended by one year.  It is unclear whether this treatment applies for the 10-year period imposed by the SECURE Act. Although also unclear, the 1-year election rule for life expectancy payments by an eligible beneficiary may be extended based on the position the IRS took in Notice 2009-82.
Withdrawals from Employer Plans and IRAs, including Roth IRAs
Relief is provided for “coronavirus-related distributions” from qualified plans and IRAs. The relief applies to such distributions made at any time during the 2020 calendar year, as follows:

•	Permits such distributions to be treated as in-service distributions, even if such amounts are not otherwise distributable from the plan under sections 401(k), 403(b), or 457, as applicable;

•	Provides an exception to the 10% early distribution penalty under Code section 72(t) (but not for the similar penalty tax under Code section 72(q) that applies to non-qualified annuities);

•	Exempts such distributions from the 402(f) notice requirements and mandatory 20% withholding applicable to eligible rollover distributions, as applicable;

•
Permits the individual to include income attributable to such distributions ratably over the three-year period beginning with the year the distribution would otherwise be taxable (this spreading would apply unless the taxpayer elects out); and

•
Permits recontribution of such distribution to a plan or IRA within three years, in which case the recontribution is generally treated as a direct trustee-to-trustee transfer within 60 days of the distribution.

The distribution must come from an “eligible retirement plan” within the meaning of Code section 402(c)(8)(B), i.e. , an IRA, 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan.  The relief would be limited to aggregate distributions of $100,000.  See below for a description of who is eligible for the relief.
Plan Loans
The following relief is provided with respect to plan loans (if available under a contract) taken by any “qualified individual” who is affected by the coronavirus:

•
For loans made during the 180-day period beginning on the date of enactment, the maximum loan amount would be increased from $50,000 or 50% of the vested account balance to $100,000 or 100% of the vested account balance.  Note that Department of Labor regulations require that plan loans be secured by no more than half of the account balance.  It is not clear whether this is an impediment to increasing the loan limit to 100% of the account balance.  We understand that DOL is aware of this issue.

•
The due date for any repayment on a loan that otherwise is due between the date of enactment and December 31, 2020, would be delayed for one year.  This also would extend the maximum loan period (normally five years).

Based on prior IRS guidance involving similar relief for natural disasters, all of the changes would be optional for plans See below for a description of who is eligible for the plan loan relief.

LPLPLOASAI                                                OPTIMUM

Eligible Individuals for Withdrawal and Loan Relief
The administrator of an eligible retirement plan may rely on an employee’s certification that the employee satisfies the conditions for eligibility.  The eligibility criteria for the relief remain the same, meaning the individual must fall within one of the following categories:

•	The individual is diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (COVID-19) by a test approved by the Centers for Disease Control and Prevention;

•	The individual’s spouse or dependent is diagnosed with such virus or disease; or

•
The individual experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by the Secretary of the Treasury.

IRS Guidance
Extension of IRA Contribution Deadline
The deadline for making an IRA or Roth IRA contribution has been extended until July 15, 2020, the extended deadline for filing an individual’s 2019 tax return.

LPLPLOASAI                                                OPTIMUM

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
A Prudential Financial Company
One Corporate Drive, Shelton, Connecticut 06484
OPTIMUMSM
OPTIMUM FOURSM
OPTIMUM PLUSSM
Flexible Premium Deferred Annuities
PROSPECTUS: APRIL 27, 2020
This prospectus describes three different flexible premium deferred annuities (the “Annuities” or the “Annuity”) issued by Prudential Annuities Life Assurance Corporation (“Prudential Annuities®”, “we”, “our”, or “us”) exclusively through LPL Financial Corporation. If you are receiving this prospectus, it is because you currently own one of these Annuities. These Annuities are no longer offered as an individual annuity contract or as an interest in a group annuity. Each Annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the Annuity. This Prospectus describes the important features of the Annuities. The Prospectus also describes differences among the Annuities which include differences in the fees and charges you pay and variations in some product features such as the availability of certain bonus amounts and basic death benefit protection. This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional. Each Annuity or certain of its investment options and/or features may not be available in all states. Various rights, benefits and certain fees may differ among states to meet applicable laws and/or regulations. There may also be differences in the compensation paid to your financial professional for each Annuity. Differences in compensation among different annuity products could influence a financial professional’s decision as to which annuity to recommend for you. In addition, the selling broker-dealer firm through which each Annuity is sold not make available or may not recommend to its customers certain of the optional features and investment options offered generally under the Annuity. Alternatively, such firm may restrict the optional benefits that it does make available to its customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the Annuity). Please speak to your financial professional for further details. For more information about variations applicable to your state, please refer to your Annuity or consult your financial professional. For some of the variations specific to Annuities approved for sale by the New York State Insurance Department, see Appendix E. The guarantees provided by the variable annuity contracts and the optional benefits are the obligations of and subject to the claims paying ability of Prudential Annuities. Certain terms are capitalized in this Prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. Because the Optimum Plus Annuity grants credits with respect to your Purchase Payments, the expenses of Optimum Plus may be higher than expenses for an Annuity without a credit. In addition, the amount of the credits you receive under the Optimum Plus Annuity may be more than offset over time by the additional fees and charges associated with the credit.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically anytime at our website www.prudential.com. You may elect to receive all future shareholder reports in paper free of charge by calling 1-888-778-2888. Your election to receive reports in paper will apply to all portfolios available under your contract.
THE SUB-ACCOUNTS
Each Sub-account of Prudential Annuities Life Assurance Corporation Variable Account B invests in an underlying mutual fund portfolio. Currently, portfolios of the following underlying mutual funds are being offered: Advanced Series Trust and Wells Fargo Variable Trust. See the following page for a complete list of Sub-accounts.
PLEASE READ THIS PROSPECTUS
Please read this Prospectus and the current prospectuses for the underlying mutual funds. Keep them for future reference.
Please note that if you purchase this Annuity within a tax advantaged retirement plan, such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or non-ERISA 403(b) plan, you will get no additional tax advantage through the Annuity itself. Because there is no additional tax advantage when a variable annuity is purchased through one of these plans, the reasons for purchasing the Annuity inside a qualified plan are limited to the ability to elect a living benefit, a death benefit, the opportunity to annuitize the contract and the various investment options, which might make the Annuity an appropriate investment for you. You should consult your tax and financial adviser regarding such features and benefits prior to purchasing this Annuity for use with a tax-qualified plan.
AVAILABLE INFORMATION

LPLPLOASAI                                                OPTIMUM

We have also filed a Statement of Additional Information that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described below – see Table of Contents. The Statement of Additional Information is incorporated by reference into this prospectus. This Prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at no cost to you, by contacting us. These documents, as well as documents incorporated by reference, may also be obtained through the SEC’s Internet Website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see “How to Contact Us” later in this prospectus for our Service Office Address.
In compliance with U.S. law, Prudential Annuities delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
These Annuities are NOT deposits or obligations of, or issued, guaranteed or endorsed by, any bank, and are NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts allocated to the AST Government Money Market Sub-account.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. OPTIMUMSM, OPTIMUM FOURSM, OPTIMUM PLUSSM, ARE SERVICE MARKS OR REGISTERED TRADEMARKS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA AND ARE USED UNDER LICENSE BY ITS AFFILIATES.

FOR FURTHER INFORMATION CALL: 1-888-PRU-2888 OR GO TO OUR WEBSITE AT WWW.PRUDENTIALANNUITIES.COM

Prospectus Dated: April 27, 2020	Statement of Additional Information Dated: April 27, 2020

LPLPLOASAI                                                OPTIMUM

INVESTMENT OPTIONS
Please note that you may not allocate Purchase Payments to the AST Investment Grade Bond Portfolio or the target date bond portfolios (e.g., AST Bond Portfolio 2025)
Advanced Series Trust
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Low Duration Bond Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Bond Portfolio 2023
AST Bond Portfolio 2024
AST Bond Portfolio 2025
AST Bond Portfolio 2026
AST Bond Portfolio 2027
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST Bond Portfolio 2030
AST Bond Portfolio 2031
AST Capital Growth Asset Allocation Portfolio
AST Cohen & Steers Realty Portfolio
AST Government Money Market Portfolio
AST Hotchkis & Wiley Large-Cap Value Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan International Equity Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio
AST MFS Growth Allocation Portfolio
AST MFS Growth Portfolio
AST Mid-Cap Growth Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Preservation Asset Allocation Portfolio
AST Small-Cap Growth Opportunities Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Large-Cap Value Portfolio
AST Templeton Global Bond Portfolio
AST WEDGE Capital Mid-Cap Value Portfolio
AST Western Asset Core Plus Bond Portfolio

Wells Fargo Variable Trust:
Wells Fargo VT International Equity — Class 1
Wells Fargo VT Omega Growth — Class 1

(i)

(ii)

(iii)

GLOSSARY OF TERMS
Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.
Account Value: The value of each allocation to a Sub-account (also referred to as a “variable investment option”) plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge (“CDSC” or “surrender charge”) and/or, unless the Account Value is being calculated on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. With respect to Optimum Plus, the Account Value includes any Credits we applied to your purchase payments that we are entitled to take back under certain circumstances. With respect to Optimum and Optimum Four, the Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.
Adjusted Purchase Payments: As used in the discussion of certain optional benefits in this prospectus and elsewhere, Adjusted Purchase Payments are purchase payments, increased by any Credits applied to your Account Value in relation to such purchase payments, and decreased by any charges deducted from such purchase payments.
Annual Income Amount: This is the annual amount of income you are eligible for life under the optional benefits.
Annuitization: The application of Account Value to one of the available annuity options to begin receiving periodic payments for life (or joint lives), for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.
Annuity Date: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner’s or Annuitant’s 95th birthday and (b) the fifth anniversary of the Issue Date, whichever occurs first.
Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.
Beneficiary Annuity: You may purchase an Annuity if you are a beneficiary of an annuity that was owned by a decedent, subject to the requirements discussed in this Prospectus. You may transfer the proceeds of the decedent’s annuity into one of the Annuities described in this prospectus and continue receiving the distributions that are required by the tax laws. This transfer option in only available for purchase of an IRA, Roth IRA, or a nonqualified annuity.
Benefit Fixed Rate Account: A fixed investment option offered as part of this Annuity that is used only if you have elected the optional Highest Daily Lifetime Five Benefit. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate Purchase Payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to the Benefit Fixed Rate Account only under the pre-determined mathematical formula of the Highest Daily Lifetime Five Income Benefit.
Code: The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.
Combination 5% Roll-up And HAV Death Benefit: We offer an optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing the greater of the Highest Anniversary Value Death Benefit and a 5% annual increase on Purchase Payments adjusted for withdrawals.
Contingent Annuitant: The natural person named to become the Annuitant upon the death of Annuitant prior to the Annuity Date. A Contingent Annuitant may be named only in limited circumstances involving an Annuity issued to a Custodial Account or to a tax-qualified retirement plan.
Contingent Deferred Sales Charge (CDSC): This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a “contingent” charge because it can be imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the Issue Date of the Annuity. The amount and duration of the CDSC varies among the Optimum, Optimum Four and Optimum Plus. See “Summary of Contract Fees and Charges” for details on the CDSC for each Annuity.
Custodial Account: A trust or custodial account that qualifies as an individual retirement account as defined in Section 408(a) of the Code, including a Roth IRA that satisfies the definitions in Sections 408(a) and 408A of the Code.
Enhanced Beneficiary Protection Death Benefit: An optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing amounts in addition to the basic Death Benefit that can be used to offset federal and state taxes payable on any taxable gains in your Annuity at the time of your death. We no longer offer the Enhanced Beneficiary Protection Death Benefit.
Excess Income: All or a portion of a Lifetime Withdrawal that exceeds the Annual Income Amount for that benefit year is considered excess income (“Excess Income”). Each withdrawal of Excess Income proportionally reduces the Annual Income Amount for future benefit years.
Fixed Allocation: An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period. Certain Fixed Allocations are subject to a market value adjustment if you withdraw Account Value prior to the Fixed Allocation’s maturity (MVA Fixed Allocation).

1

Free Look: Under state insurance laws, you have the right, during a limited period of time, to examine your Annuity and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the laws of your state, and may vary depending on whether your purchase is a replacement or not. Check your Annuity for more details about your free look right.
Good Order: An instruction received by us, utilizing such forms, signatures, and dating as we require, which is sufficiently complete and clear that we do not need to exercise any discretion to follow such instructions. In your Annuity contract, we use the term “In Writing” to refer to this general requirement.
Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.
Guaranteed Minimum Income Benefit (GMIB): An optional benefit that, for an additional cost, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on your total purchase payments and an annual increase of 5% on such purchase payments adjusted for withdrawals (called the “Protected Income Value”), regardless of the impact of Sub-account performance on your Account Value. We no longer offer GMIB.
Guaranteed Minimum Withdrawal Benefit (GMWB): An optional benefit that, for an additional cost, guarantees your ability to withdraw amounts over time equal to an initial principal value, regardless of the impact of Sub-account performance on your Account Value. We no longer offer GMWB.
Guaranteed Return Option Plus (GRO Plus)/Guaranteed Return Option Plus 2008 (GRO Plus 2008)/Guaranteed Return Option (GRO)/Highest Daily® Guaranteed Return Option (Highest Daily GRO)/ Guaranteed Return Option Plus II (GRO Plus II)/Highest Daily® Guaranteed Return Option II (HD GRO II): Each of GRO Plus, GRO Plus 2008, GRO, Highest Daily GRO, GRO Plus II, and HD GRO II is a separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula. Each benefit has different features, so please consult the pertinent benefit description in the section of the prospectus entitled “Living Benefits”. Certain of these benefits are no longer available for election.
Highest Anniversary Value Death Benefit (“HAV”): An optional Death Benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit and the Highest Anniversary Value, less proportional withdrawals. We no longer offer HAV.
Highest Daily Lifetime® Five Income Benefit: An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of a guaranteed benefit base called the Total Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. We no longer offer Highest Daily Lifetime Five.
Highest Daily Lifetime® Seven Income Benefit: An optional benefit for an additional charge, that guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. Highest Daily Lifetime Seven is the same class of optional benefits as our Highest Daily Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Highest Daily Lifetime Seven.
Highest Daily Lifetime® 7 Plus Income Benefit: An optional benefit that is available for an additional charge. The benefit guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. Highest Daily Lifetime 7 Plus is the same class of optional benefits as our Highest Daily Lifetime Seven Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Highest Daily Lifetime 7 Plus.
Highest Daily® Value Death Benefit (“HDV”): An optional benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit and the Highest Daily Value, less proportional withdrawals. We no longer offer HDV.
Highest Daily Lifetime® 6 Plus Income Benefit: An optional benefit that is available for an additional charge. The benefit guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. Highest Daily Lifetime 6 Plus is the same class of optional benefit as our Highest Daily Lifetime 7 Plus Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Highest Daily Lifetime 6 Plus.
Interim Value: The value of the MVA Fixed Allocation on any date other than the Maturity Date. The Interim Value is equal to the initial value allocated to the MVA Fixed Allocation plus all interest credited to the MVA Fixed Allocation as of the date calculated, less any transfers or withdrawals from the MVA Fixed Allocation. The Interim Value does not include the effect of any MVA.
Issue Date: The effective date of your Annuity.
Key Life: Under the Beneficiary Continuation Option, or the Beneficiary Annuity, the person whose life expectancy is used to determine payments.

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Lifetime Five Income Benefit: An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. We no longer offer Lifetime Five.
MVA: A market value adjustment used in the determination of Account Value of an MVA Fixed Allocation on any day more than 30 days prior to the Maturity Date of such MVA Fixed Allocation.
Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or individual named as having ownership rights in relation to the Annuity. With an Annuity issued as a certificate under a group annuity contract, the “Owner” refers to the person or entity who has the rights and benefits designated as to the “Participant” in the certificate.
Service Office: The place to which all requests and payments regarding an Annuity are to be sent. We may change the address of the Service Office at any time. Please see the section of this prospectus entitled “How to Contact Us” for the Service Office address.
Spousal Highest Daily Lifetime® Seven Income Benefit: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime Seven Income Benefit and is the same class of optional benefits as our Spousal Highest Daily Lifetime Five Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer Spousal Highest Daily Lifetime Seven.
Spousal Highest Daily Lifetime® 7 Plus Income Benefit: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime 7 Plus Income Benefit and is the same class of optional benefits as our Spousal Highest Daily Lifetime Seven Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer Spousal Highest Daily Lifetime 7 Plus.
Spousal Highest Daily Lifetime® 6 Plus Income Benefit: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. The benefit is the spousal version of the Highest Daily Lifetime 6 Plus Income Benefit and is the same class of optional benefit as our Spousal Highest Daily Lifetime 7 Plus Income Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer Spousal Highest Daily Lifetime 6 Plus.
Spousal Lifetime Five Income Benefit: An optional benefit that, for an additional cost, guarantees until the later death of two Designated Lives (as defined in this Prospectus) the ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of Sub-account performance on your Account Value. We no longer offer Spousal Lifetime Five.
Sub-account: We issue your Annuity through our separate account. See “What is the Separate Account?” under the General Information section. The separate account invests in underlying mutual fund portfolios. From an accounting perspective, we divide the separate account into a number of sections, each of which corresponds to a particular underlying mutual fund portfolio. We refer to each such section of our separate account as a “Sub-account”.
Surrender Value: The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, Annual Maintenance Fee, any Tax Charge and the charge for any optional benefits and any additional amounts we applied to your purchase payments that we may be entitled to recover under certain circumstances. The surrender value may be calculated using a MVA with respect to amounts in any MVA Fixed Allocation.
Unit: A measure used to calculate your Account Value in a Sub-account during the accumulation period.
Unit Value: Each Variable Sub-Account has a separate value for its Units (this is analogous to, but not the same as, the share price of a mutual fund).
Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued, not including any day: (1) trading on the NYSE is restricted; (2) an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or (3) the SEC, by order, permits the suspension or postponement for the protection of security holders.

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SUMMARY OF CONTRACT FEES AND CHARGES
Below is a summary of the fees and charges for the Annuities. Some fees and charges are assessed against each Annuity while others are assessed against assets allocated to the Sub-accounts. The fees and charges that are assessed against an Annuity include any applicable Contingent Deferred Sales Charge, Transfer Fee, Tax Charge and Annual Maintenance Fee. The charges that are assessed against the Sub-accounts are the Mortality and Expense Risk charge, the charge for Administration of the Annuity, any applicable Distribution Charge and the charge for certain optional benefits you elect. Certain optional benefits deduct a charge from each Annuity based on a percentage of a “protected value.” Each underlying mutual fund portfolio assesses a fee for investment management, other expenses and, with some mutual funds, a 12b-1 fee. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying mutual funds.
The following tables provide a summary of the fees and charges you will pay if you surrender your Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.
FOR CHARGES SPECIFIC TO CONTRACTS ISSUED IN NEW YORK STATE, PLEASE REFER TO APPENDIX E – ANNUITIES APPROVED FOR SALE BY THE NEW YORK STATE INSURANCE DEPARTMENT.

TRANSACTION FEES AND CHARGES
CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR EACH ANNUITY 1
OPTIMUM

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8	Yr. 9+
7.5%	7.0%	6.5%	6.0%	5.0%	4.0%	3.0%	2.0%	0.0%
OPTIMUM FOUR

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5+
8.5%	8.0%	7.0%	6.0%	0.0%
OPTIMUM PLUS
For Annuities issued prior to November 20, 2006, the following schedule applies:

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8	Yr. 9	Yr. 10	Yr. 11+
9.0%	9.0%	8.5%	8.0%	7.0%	6.0%	5.0%	4.0%	3.0%	2.0%	0.0%
For Annuities issued on or after November 20, 2006 (subject to state availability), the following schedule applies:

Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8	Yr. 9	Yr. 10	Yr. 11+
9.0%	9.0%	8.0%	7.0%	6.0%	5.0%	4.0%	3.0%	2.0%	1.0%	0.0%

1
The Contingent Deferred Sales Charges, if applicable, are assessed upon surrender or withdrawal. The charge is a percentage of each applicable Purchase Payment deducted upon surrender or withdrawal. The period during which a particular percentage applies is measured from the Issue Date of the Annuity. Purchase Payments are withdrawn on a “first-in, first-out” basis.

OTHER TRANSACTION FEES AND CHARGES (assessed against each Annuity)
FEE/CHARGE	OPTIMUM	OPTIMUM FOUR	OPTIMUM PLUS
Transfer Fee [2]	$15.00 maximum currently, $10.00	$15.00 maximum currently, $10.00	$15.00 maximum currently, $10.00
Tax Charge [3]	0% to 3.5%	0% to 3.5%	0% to 3.5%

2	Currently, we deduct the fee after the 20th transfer each Annuity Year. We guarantee that the number of charge free transfers per Annuity Year will never be less than 8.

3
In some states a tax is payable, either when purchase payments are received, upon surrender or when the Account Value is applied under an annuity option. The Tax Charge is assessed as a percentage of purchase payments, Surrender Value, or Account Value, as applicable. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. See the subsection “Tax Charge” under “Fees and Charges” in this Prospectus.

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The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the underlying portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.

PERIODIC FEES AND CHARGES (assessed against each Annuity)
FEE/CHARGE	OPTIMUM	OPTIMUM FOUR	OPTIMUM PLUS
Annual Maintenance Fee [4]	Lesser of $35 or 2% of Account Value [5]	Lesser of $35 or 2% of Account Value [5]	Lesser of $35 or 2% of Account Value
Beneficiary Continuation Option Only	Lesser of $30 or 2% of Account Value	Lesser of $30 or 2% of Account Value	Lesser of $30 or 2% of Account Value

ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS [6] (assessed as a percentage of the daily net assets of the Sub-accounts)
FEE/CHARGE
Mortality & Expense Risk Charge [7]	0.50%	1.50%	0.50%
Administration Charge [7]	0.15%	0.15%	0.15%
Distribution Charge [8]	0.60% In Annuity Years 1-8	N/A	1.00% in Annuity Years 1-10
Settlement Service Charge [9]	1.40% (qualified); 1.00% (nonqualified)	1.40% (qualified); 1.00% (nonqualified)	1 40% (qualified); 1.00% (nonqualified)
Total Annual Charges of The Sub-accounts (excluding settlement service charge)	1.25% In Annuity Years 1-8; 0.65% In Annuity Years 9 and later	1.65%	1.65% in Annuity Years 1-10; 0.65% in Annuity Years 11 and later

4
Assessed annually on the Annuity’s anniversary date or upon surrender. For beneficiaries who elect the nonqualified Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000 at the time the fee is assessed.

5	Only applicable if Account Value is less than $100,000. Fee may differ in certain States.

6	These charges are deducted daily and apply to the Sub-accounts only.

7	The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the “Insurance Charge” elsewhere in this Prospectus.

8	The Distribution Charge is 0.00% in Annuity Years 9+ for Optimum and in Annuity Years 11+ for Optimum Plus.

9
The Mortality & Expense Risk Charge, the Administration Charge and the Distribution Charge (if applicable) do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option.

The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the periodic fees and transaction fees set forth in the tables above. The first column shows the charge for each optional benefit on a maximum and current basis. Then, we show the total expenses you would pay for an Annuity if you purchased the relevant optional benefit. More specifically, we show the total charge for the optional benefit plus the Total Annualized Insurance Fees/Charges applicable to the Annuity. Where the charges cannot actually be totaled (because they are assessed against different base values), we show both individual charges.

YOUR OPTIONAL BENEFIT FEES AND CHARGES [10]
OPTIONAL BENEFIT	OPTIONAL BENEFIT FEE/ CHARGE	TOTAL ANNUAL CHARGE [11] for OPTIMUM	TOTAL ANNUAL CHARGE [11] for OPTIMUM FOUR	TOTAL ANNUAL CHARGE [11] for OPTIMUM PLUS
GRO PLUS II
Current and Maximum Charge [12] (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%
HIGHEST DAILY GRO II
Current and Maximum Charge [12] (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%

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YOUR OPTIONAL BENEFIT FEES AND CHARGES [10]
OPTIONAL BENEFIT	OPTIONAL BENEFIT FEE/ CHARGE	TOTAL ANNUAL CHARGE [11] for OPTIMUM	TOTAL ANNUAL CHARGE [11] for OPTIMUM FOUR	TOTAL ANNUAL CHARGE [11] for OPTIMUM PLUS
HIGHEST DAILY LIFETIME 6 PLUS (HD 6 PLUS)
Maximum Charge [13] (assessed against greater of Account Value and PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against greater of Account Value and PWV)	0.85%	1.25% + 0.85%	1.65% + 0.85%	1.65% + 0.85%
HIGHEST DAILY LIFETIME 6 PLUS WITH LIFETIME INCOME ACCELERATOR (LIA)
Maximum Charge [13] (assessed against greater of Account Value and PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against greater of Account Value and PWV)	1.20%	1.25% + 1.20%	1.65% + 1.20%	1.65% + 1.20%
SPOUSAL HIGHEST DAILY LIFETIME 6 PLUS
Maximum Charge [13] (assessed against greater of Account Value and PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against greater of Account Value and PWV)	0.95%	1.25% + 0.95%	1.65% + 0.95%	1.65% + 0.95%
GUARANTEED RETURN OPTION (GRO)/GRO PLUS
Maximum Charge [13] (assessed against Sub-account net assets)	0.75%	2.00%	2.40%	2.40%
Current Charge (assessed against Sub-account net assets)	0.25%	1.50%	1.90%	1.90%
GUARANTEED RETURN OPTION PLUS 2008 (GRO Plus 2008)
Maximum Charge [13] (assessed against Sub-account net assets)	0.75%	2.00%	2.40%	2.40%
Current charge (assessed against Sub-account net assets) (if elected on or after May 1, 2009)	0.60%	1.85%	2.25%	2.25%
HIGHEST DAILY GUARANTEED RETURN OPTION (HD GRO)
Maximum Charge [13] (assessed against Sub-account net assets)	0.75%	2.00%	2.40%	2.40%
Current charge (assessed against Sub-account net assets) (if elected on or after May 1, 2009)	0.60%	1.85%	2.25%	2.25%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
Maximum Charge [13] (assessed against Sub-account net assets)	1.00%	2.25%	2.65%	2.65%
Current Charge (assessed against Sub-account net assets)	0.35%	1.60%	2.00%	2.00%
GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
Maximum Charge [13] (assessed against PIV)	1.00%	1.25% + 1.00%	1.65% + 1.00%	1.65% + 1.00%
Current Charge (assessed against PIV)	0.50%	1.25% + 0.50%	1.65% + 0.50%	1.65% + 0.50%

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YOUR OPTIONAL BENEFIT FEES AND CHARGES [10]
OPTIONAL BENEFIT	OPTIONAL BENEFIT FEE/ CHARGE	TOTAL ANNUAL CHARGE [11] for OPTIMUM	TOTAL ANNUAL CHARGE [11] for OPTIMUM FOUR	TOTAL ANNUAL CHARGE [11] for OPTIMUM PLUS
LIFETIME FIVE INCOME BENEFIT
Maximum Charge [13] (assessed against Sub-account net assets)	1.50%	2.75%	3.15%	3.15%
Current Charge (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%
SPOUSAL LIFETIME FIVE INCOME BENEFIT
Maximum Charge [13] (assessed against Sub-account net assets)	1.50%	2.75%	3.15%	3.15%
Current Charge (assessed against Sub-account net assets)	0.75%	2.00%	2.40%	2.40%
HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT
Maximum Charge [13] (assessed against Sub-account net assets)	1.50%	2.75%	3.15%	3.15%
Current Charge (assessed against Sub-account net assets)	0.60%	1.85%	2.25%	2.25%
HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
Maximum Charge [13]	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
(assessed against the PWV)
Current Charge (assessed against the PWV)	0.60%	1.25% + 0.60%	1.65% + 0.60%	1.65% + 0.60%
HIGHEST DAILY LIFETIME SEVEN WITH BENEFICIARY INCOME OPTION (BIO)
Maximum Charge [13] (assessed against the PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the PWV)	0.95%	1.25% + 0.95%	1.65% + 0.95%	1.65% + 0.95%
HIGHEST DAILY LIFETIME SEVEN WITH LIFETIME INCOME ACCELERATOR (LIA)
Maximum Charge [13] (assessed against the PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the PWV)	0.95%	1.25% + 0.95%	1.65% + 0.95%	1.65% + 0.95%
SPOUSAL HIGHEST DAILY LIFETIME SEVEN INCOME BENEFIT
Maximum Charge [13] (assessed against the PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against the PWV)	0.75%	1.25% + 0.75%	1.65% + 0.75%	1.65% + 0.75%
SPOUSAL HIGHEST DAILY LIFETIME SEVEN WITH BENEFICIARY INCOME BENEFIT (BIO)
Maximum Charge [13] (assessed against the PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the PWV)	0.95%	1.25% + 0.95%	1.65% + 0.95%	1.65% + 0.95%
HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against the greater of Account Value and PWV)	0.75%	1.25% + 0.75%	1.65% + 0.75%	1.65% + 0.75%
HIGHEST DAILY LIFETIME 7 PLUS WITH BENEFICIARY INCOME OPTION (BIO)
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the greater of Account Value and PWV)	1.10%	1.25% + 1.10%	1.65% + 1.10%	1.65% + 1.10%

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YOUR OPTIONAL BENEFIT FEES AND CHARGES [10]
OPTIONAL BENEFIT	OPTIONAL BENEFIT FEE/ CHARGE	TOTAL ANNUAL CHARGE [11] for OPTIMUM	TOTAL ANNUAL CHARGE [11] for OPTIMUM FOUR	TOTAL ANNUAL CHARGE [11] for OPTIMUM PLUS
HIGHEST DAILY LIFETIME 7 PLUS WITH LIFETIME INCOME ACCELERATOR (LIA)
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the greater of Account Value and PWV)	1.10%	1.25% + 1.10%	1.65% + 1.10%	1.65% + 1.10%
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	1.50%	1.25% + 1.50%	1.65% + 1.50%	1.65% + 1.50%
Current Charge (assessed against the greater of Account Value and PWV)	0.90%	1.25% + 0.90%	1.65% + 0.90%	1.65% + 0.90%
SPOUSAL HIGHEST DAILY LIFETIME 7 PLUS WITH BENEFICIARY INCOME OPTION (BIO)
Maximum Charge [13] (assessed against the greater of Account Value and PWV)	2.00%	1.25% + 2.00%	1.65% + 2.00%	1.65% + 2.00%
Current Charge (assessed against the greater of Account Value and PWV)	1.10%	1.25% + 1.10%	1.65% + 1.10%	1.65% + 1.10%
ENHANCED BENEFICIARY PROTECTION DEATH BENEFIT
Current and Maximum Charge [12] (assessed against Sub-account net assets)	0.25%	1.50%	1.90%	1.90%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (“HAV”)
Current and Maximum Charge [12] (if elected on or after May 1, 2009) (assessed against Sub-account net assets)	0.40%	1.65%	2.05%	2.05%
COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT
Current and Maximum Charge [12] (if elected on or after May 1, 2009) (assessed against Sub-account net assets)	0.80%	2.05%	2.45%	2.45%
HIGHEST DAILY VALUE DEATH BENEFIT (“HDV”)
Current and Maximum Charge [12] (assessed against Sub-account net assets)	0.50%	1.75%	2.15%	2.15%
Please refer to the section of this Prospectus that describes each optional benefit for a complete description of the benefit, including any restrictions or limitations that may apply.
How Charge is Determined

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GRO Plus II: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For Optimum, the 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For Optimum Four, the 2.25% total annual charge applies in all Annuity Years, and for Optimum Plus, the 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.

Highest Daily GRO II: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For Optimum, the 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For Optimum Four, the 2.25% total annual charge applies in all Annuity Years, and for Optimum Plus the 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter.

Highest Daily Lifetime 6 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For Optimum, 0.85% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 0.85% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in all Annuity Years. For Optimum Plus, 0.85% charge is in addition to 1.65% charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.

Highest Daily Lifetime 6 Plus with LIA: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For Optimum, 1.20% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 1.20% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in all Annuity Years. For Optimum Plus, 1.20% charge is in addition to 1.65% charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.

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Spousal Highest Daily Lifetime 6 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the DCA Fixed Rate Options, if applicable. Under certain circumstances, we may not deduct the charge or may only deduct a portion of the charge (see the description of the benefit for details). For Optimum, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For Optimum Plus, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years.

Guaranteed Return Option/GRO Plus: Charge for each benefit is assessed against the daily net assets of the Sub-accounts. For Optimum, 1.50% total annual charge applies in Annuity years 1-8 and is 0.90% thereafter. For Optimum Four, 1.90% total annual charge applies in all Annuity Years, and for Optimum Plus, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. Each benefit is no longer available for new elections. This benefit is no longer available for new elections.

GRO Plus 2008: Charge for the benefit is assessed against the daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The charge is 0.35% of Sub-account assets. For Optimum, 1.60% total annual charge applies in Annuity Years 1-8 and is 1.00% thereafter. For Optimum Four, 2.00% total annual charge applies in all Annuity Years, and for Optimum Plus, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. If you elect the benefit on or after May 1, 2009, the fees are as follows: For Optimum, 1.85% total annual charge applies in Annuity Years 1-8 and is 1.25% thereafter. For Optimum Four, 2.25% total annual charge applies in all Annuity Years, and for Optimum Plus, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.

Highest Daily GRO: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The current charge is .35% of Sub-account assets. For Optimum, 1.60% total annual charge applies in Annuity years 1-8 and 1.00% thereafter. For Optimum Four, 2.00% total annual charge applies in all Annuity years, and for Optimum Plus, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For Optimum, 1.85% total annual charge applies in Annuity years 1-8 and 1.25% thereafter. For Optimum Four, 2.25% total annual charge applies in all Annuity years, and for Optimum Plus, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.

Guaranteed Minimum Withdrawal Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For Optimum, 1.60% total annual charge applies in Annuity Years 1-8 and is 1.00% thereafter. For Optimum Four, 2.00% total annual charge applies in all Annuity Years, and for Optimum Plus, 2.00% total annual charge applies in Annuity Years 1-10 and is 1.00% thereafter. This benefit is no longer available for new elections.

Guaranteed Minimum Income Benefit: Charge for this benefit is assessed against the GMIB Protected Income Value (“PIV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the Fixed Allocations. For Optimum, 0.50% of PIV for GMIB is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For Optimum Four, 0.50% of PIV for GMIB is in addition to 1.65% annual charge. For Optimum Plus, 0.50% of PIV for GMIB is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.

Lifetime Five Income Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For Optimum, 1.85% total annual charge applies in Annuity years 1-8 and is 1.25% thereafter. For Optimum Four, 2.25% total annual charge applies in all Annuity years, and for Optimum Plus, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.

Spousal Lifetime Five Income Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For Optimum, 2.00% total annual charge applies in Annuity years 1-8 and is 1.40% thereafter. For Optimum Four, 2.40% total annual charge applies in all Annuity years, and for Optimum Plus, 2.40% total annual charge applies in Annuity Years 1-10 and is 1.40% thereafter. This benefit is no longer available for new elections.

Highest Daily Lifetime Five Income Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For Optimum, 1.85% total annual charge applies in Annuity years 1-8 and is 1.25% thereafter. For Optimum Four, 2.25% total annual charge applies in all Annuity years, and for Optimum Plus, 2.25% total annual charge applies in Annuity Years 1-10 and is 1.25% thereafter. This benefit is no longer available for new elections.

Highest Daily Lifetime Seven: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). PWV is described in the Living Benefits section of this Prospectus. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 0.60% for Highest Daily Lifetime Seven is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For Optimum Four 0.60% for Highest Daily Lifetime Seven is in addition to 1.65% annual charge. For Optimum Plus, 0.60% for Highest Daily Lifetime Seven is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.

Highest Daily Lifetime Seven with BIO: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For Optimum Plus, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.

Highest Daily Lifetime Seven with LIA: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For Optimum Plus, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.

Spousal Highest Daily Lifetime Seven: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). For Optimum, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.25% annual charge in years 1-8 and 0.65% thereafter. For Optimum Four, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.65% annual charge. For Optimum Plus, 0.75% for Spousal Highest Daily Lifetime Seven is in addition to 1.65% in years 1-10 and 0.65% thereafter. This benefit is no longer available for new elections.

Spousal Highest Daily Lifetime Seven with BIO: Charge for this benefit is assessed against the Protected Withdrawal Value (“PWV”). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 0.95% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For Optimum Plus, 0.95% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts in Annuity Years 1-10 and 0.65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.

Highest Daily Lifetime 7 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 0.75% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 0.75% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For Optimum Plus, 0.75% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and .65% annual charge of the amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.

Highest Daily Lifetime 7 Plus with BIO: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For Optimum Plus, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.

Highest Daily Lifetime 7 Plus with LIA: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For Optimum Plus, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.

Spousal Highest Daily Lifetime 7 Plus: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 0.90% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 0.90% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts. For Optimum Plus, 0.90% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-10) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.

Spousal Highest Daily Lifetime 7 Plus with BIO: Charge for this benefit is assessed against the greater of Account Value and Protected Withdrawal Value. As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For Optimum, 1.10% is in addition to 1.25% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. For Optimum Four, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-

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accounts. For Optimum Plus, 1.10% is in addition to 1.65% annual charge of amounts invested in the Sub-accounts (in Annuity Years 1-8) and 0.65% annual charge of amounts invested in the Sub-accounts in subsequent Annuity Years. This benefit is no longer available for new elections.

Enhanced Beneficiary Protection Death Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For Optimum, 1.50% total annual charge applies in Annuity years 1-8 and is 0.90% thereafter. For Optimum Four, 1.90% total annual charge applies in all Annuity years, and for Optimum Plus, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. This benefit is no longer available for new elections.

Highest Anniversary Value Death Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The charge is 0.25% of Sub-account assets if you elected the benefit prior to May 1, 2009. For Optimum, 1.50% total annual charge applies in Annuity Years 1-8 and is 0.90% thereafter. For Optimum Four, 1.90% total annual charge applies in all Annuity Years, and for Optimum Plus, 1.90% total annual charge applies in Annuity Years 1-10 and is 0.90% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For Optimum, 1.65% total annual charge applies in Annuity Years 1-8 and is 1.05% thereafter. For Optimum Four, 2.05% total annual charge applies in all Annuity Years, and for Optimum Plus, 2.05% total annual charge applies in Annuity Years 1-10 and is 1.05% thereafter. This benefit is no longer available for new elections.

Combination 5% Roll-Up and HAV Death Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The charge is 0.50% of Sub-account assets if you elected the benefit prior to May 1, 2009. For Optimum, 1.75% total annual charge applies in Annuity Years 1-8 and is 1.15% thereafter. For Optimum Four, 2.15% total annual charge applies in all Annuity Years, and for Optimum Plus, 2.15% total annual charge applies in Annuity Years 1-10 and is 1.15% thereafter. If you elected the benefit on or after May 1, 2009, the fees are as follows: For Optimum, 2.05% total annual charge applies in Annuity Years 1-8 and is 1.45% thereafter. For Optimum Four, 2.45% total annual charge applies in all Annuity Years, and Optimum Plus, 2.45% total annual charge applies in Annuity Years 1-10 and is 1.45% thereafter. This benefit is no longer available for new elections.

Highest Daily Value Death Benefit: Charge for this benefit is assessed against the daily net assets of the Sub-accounts. For Optimum, 1.75% total annual charge applies in Annuity years 1-8 and is 1.15% thereafter. For Optimum Four, 2.15% total annual charge applies in all Annuity years, and for Optimum Plus, 2.15% total annual charge applies in Annuity Years 1-10 and is 1.15% thereafter. This benefit is no longer available for new elections.

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The Total Annual Charge includes the Insurance Charge and Distribution Charge (if applicable) assessed against the daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit. With respect to GMIB, the 0.50% charge is assessed against the GMIB Protected Income Value. With respect to Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus and Spousal Highest Daily Lifetime 6 Plus, the charge is assessed against the Protected Withdrawal Value (greater of PWV and Account Value, for the “Plus” benefits). With respect to each of Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 6 Plus and Spousal Highest Daily Lifetime 6 Plus, one-fourth of the annual charge is deducted quarterly. These optional benefits are not available under the Beneficiary Continuation Option.

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Our reference in the fee table to “current and maximum” charge does not mean that we have the authority to increase the charge for Annuities that already have been issued. Rather, the reference indicates that there is no maximum charge to which the current charge could be increased for existing Annuities. However, our State filings may have included a provision allowing us to impose an increased charge for newly-issued Annuities.

13	We reserve the right to increase the charge up to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.

The following table provides the range (minimum and maximum) of the total annual expenses for the underlying mutual funds (“Portfolios”) for the year ended December 31, 2019 before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio’s average daily net assets.

TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES
	MINIMUM	MAXIMUM
Total Underlying Portfolio Operating Expense	0.58%	1.44%
The following are the total annual expenses for each underlying mutual fund (“Portfolio”) for the year ended December 31, 2019, except as noted and except if the underlying portfolio’s inception date is subsequent to December 31, 2019 and do not necessarily reflect the fees you may incur. The “Total Annual Underlying Portfolio Operating Expenses” reflect the combination of the underlying Portfolio’s investment management fee, other expenses, any 12b-1 fees, and certain other expenses. Each figure is stated as a percentage of the underlying Portfolio’s average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Prudential Annuities with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888, or at www.prudentialannuities.com.

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UNDERLYING PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average daily net assets of the underlying Portfolios)
For the year ended December 31, 2019
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Academic Strategies Asset Allocation Portfolio*	0.63%	0.04%	0.11%	0.04%	0.00%	0.57%	1.39%	0.01%	1.38%
AST Balanced Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.79%	0.95%	0.00%	0.95%
AST BlackRock Low Duration Bond Portfolio*	0.48%	0.05%	0.25%	0.00%	0.00%	0.00%	0.78%	0.06%	0.72%
AST BlackRock/Loomis Sayles Bond Portfolio*	0.46%	0.03%	0.25%	0.03%	0.00%	0.00%	0.77%	0.04%	0.73%
AST Bond Portfolio 2020	0.47%	0.18%	0.25%	0.00%	0.00%	0.00%	0.90%	0.00%	0.90%
AST Bond Portfolio 2021*	0.47%	0.22%	0.25%	0.00%	0.00%	0.01%	0.95%	0.01%	0.94%
AST Bond Portfolio 2022*	0.47%	0.29%	0.25%	0.00%	0.00%	0.00%	1.01%	0.08%	0.93%
AST Bond Portfolio 2023*	0.47%	0.49%	0.25%	0.00%	0.00%	0.00%	1.21%	0.28%	0.93%
AST Bond Portfolio 2024*	0.47%	0.37%	0.25%	0.00%	0.00%	0.00%	1.09%	0.16%	0.93%
AST Bond Portfolio 2025*	0.47%	0.30%	0.25%	0.00%	0.00%	0.00%	1.02%	0.09%	0.93%
AST Bond Portfolio 2026	0.47%	0.13%	0.25%	0.00%	0.00%	0.00%	0.85%	0.00%	0.85%
AST Bond Portfolio 2027	0.47%	0.15%	0.25%	0.00%	0.00%	0.00%	0.87%	0.00%	0.87%
AST Bond Portfolio 2028*	0.47%	0.53%	0.25%	0.00%	0.00%	0.00%	1.25%	0.32%	0.93%
AST Bond Portfolio 2029*	0.47%	0.46%	0.25%	0.00%	0.00%	0.00%	1.18%	0.25%	0.93%
AST Bond Portfolio 2030*	0.47%	0.72%	0.25%	0.00%	0.00%	0.00%	1.44%	0.51%	0.93%
AST Bond Portfolio 2031*	0.47%	0.08%	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
AST Capital Growth Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.79%	0.95%	0.00%	0.95%
AST Cohen & Steers Realty Portfolio	0.83%	0.02%	0.25%	0.00%	0.00%	0.00%	1.10%	0.00%	1.10%
AST Government Money Market Portfolio	0.30%	0.03%	0.25%	0.00%	0.00%	0.00%	0.58%	0.00%	0.58%
AST Hotchkis & Wiley Large-Cap Value Portfolio*	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.01%	0.82%
AST International Growth Portfolio*	0.81%	0.04%	0.25%	0.00%	0.00%	0.00%	1.10%	0.02%	1.08%
AST International Value Portfolio	0.81%	0.04%	0.25%	0.00%	0.00%	0.00%	1.10%	0.00%	1.10%
AST Investment Grade Bond Portfolio*	0.47%	0.05%	0.25%	0.00%	0.00%	0.00%	0.77%	0.04%	0.73%
AST J.P. Morgan International Equity Portfolio	0.71%	0.05%	0.25%	0.00%	0.00%	0.00%	1.01%	0.00%	1.01%
AST Loomis Sayles Large-Cap Growth Portfolio*	0.71%	0.01%	0.25%	0.00%	0.00%	0.00%	0.97%	0.06%	0.91%
AST MFS Growth Allocation Portfolio	0.67%	0.06%	0.25%	0.00%	0.00%	0.00%	0.98%	0.00%	0.98%
AST MFS Growth Portfolio*	0.71%	0.02%	0.25%	0.00%	0.00%	0.00%	0.98%	0.02%	0.96%
AST Mid-Cap Growth Portfolio	0.81%	0.02%	0.25%	0.00%	0.00%	0.00%	1.08%	0.00%	1.08%
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.00%	1.00%	0.00%	1.00%
AST Preservation Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.78%	0.94%	0.00%	0.94%
AST Small-Cap Growth Opportunities Portfolio	0.77%	0.03%	0.25%	0.00%	0.00%	0.01%	1.06%	0.00%	1.06%
AST Small-Cap Growth Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Small-Cap Value Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.07%	1.07%	0.00%	1.07%
AST T. Rowe Price Large-Cap Growth Portfolio*	0.68%	0.01%	0.25%	0.00%	0.00%	0.00%	0.94%	0.04%	0.90%
AST T. Rowe Price Large-Cap Value Portfolio*	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.01%	0.81%
AST Templeton Global Bond Portfolio	0.63%	0.06%	0.25%	0.00%	0.00%	0.00%	0.94%	0.00%	0.94%
AST WEDGE Capital Mid-Cap Value Portfolio*	0.78%	0.04%	0.25%	0.00%	0.00%	0.00%	1.07%	0.01%	1.06%
AST Western Asset Core Plus Bond Portfolio	0.50%	0.02%	0.25%	0.00%	0.00%	0.00%	0.77%	0.00%	0.77%
Wells Fargo VT International Equity Fund - Class 1*	0.80%	0.33%	0.00%	0.00%	0.00%	0.00%	1.13%	0.44%	0.69%
Wells Fargo VT Omega Growth Fund - Class 1*	0.60%	0.22%	0.00%	0.00%	0.00%	0.00%	0.82%	0.07%	0.75%
*See notes immediately below for important information about this fund.

AST Academic Strategies Asset Allocation Portfolio
The Manager has contractually agreed to waive 0.007% of its investment management fees through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock Low Duration Bond Portfolio
The Manager has contractually agreed to waive 0.057% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock/Loomis Sayles Bond Portfolio
The Manager has contractually agreed to waive 0.035% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

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AST Bond Portfolio 2021
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2022
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2023
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2024
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2025
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2028
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2029
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2030
 The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.930% of the Portfolio's average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Bond Portfolio 2031
The Portfolio commenced operations on January 2, 2020. Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2020.

AST Hotchkis & Wiley Large-Cap Value Portfolio
The Manager has contractually agreed to waive 0.009% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST International Growth Portfolio
The Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Investment Grade Bond Portfolio
The Distributor has contractually agreed to waive a portion of its distribution and service (12b-1) fee. The waiver provides for a reduction in the distribution and service fee based on the average daily net assets of the Portfolio. This contractual waiver does not have an expiration or termination date, and may not be modified or discontinued.

AST Loomis Sayles Large-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.060% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST MFS Growth Portfolio
The Manager has contractually agreed to waive 0.0140% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive 0.0045% of its investment management fee through June 30, 2021. These arrangements may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Large-Cap Growth Portfolio
The Manager has contractually agreed to waive 0.0373% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Large-Cap Value Portfolio
The Manager has contractually agreed to waive 0.0011% of its investment management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive 0.0117% of its investment management fee through June 30, 2021. These arrangements may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST WEDGE Capital Mid-Cap Value Portfolio
The Manager has contractually agreed to waive 0.010% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

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Wells Fargo VT International Equity Fund - Class 1
The Manager has committed through April 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.69% for Class 1 and 0.94% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Wells Fargo VT Omega Growth Fund - Class 1
The Manager has committed through April 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

13

EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in our Annuity with the cost of investing in other Prudential Annuities and/or other variable annuities.
Below are examples for each Annuity showing what you would pay in expenses at the end of the stated time periods had you invested $10,000 in the Annuity and your investment has a 5.0% return each year.
The examples reflect the fees and charges listed below for each Annuity as described in “Summary of Contract Fees and Charges”:

▪	Insurance Charge

▪	Distribution Charge (if applicable)

▪	Contingent Deferred Sales Charge (when and if applicable)

▪	Annual Maintenance Fee

▪	The maximum combination of optional benefit charges
The examples also assume the following for the period shown:

▪	You allocate all of your Account Value to the Sub-account with the maximum total annual portfolio operating expenses, and those expenses remain the same each year*

▪	For each charge, we deduct the maximum charge rather than the current charge

▪	You make no withdrawals of your Account Value

▪	You make no transfers, or other transactions for which we charge a fee

▪	No Tax Charge applies

▪
You elect Highest Daily Lifetime 6 Plus with Combination 5.0% Roll-up and HAV Death Benefit, which are the maximum combination of optional benefit charges. There is no other optional benefit combination that would result in higher maximum charges than those shown in the examples.

▪	For the Optimum Plus example, no purchase credit applies**

▪	For the Optimum Four example, no loyalty credit applies**

▪	For the Optimum example, no loyalty credit applies**
Amounts shown in the examples are rounded to the nearest dollar.

*	Note: Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.

**	Expense examples calculations are not adjusted to reflect the Purchase Credit or Loyalty Credit. If the Purchase Credit or Loyalty Credit were reflected in the calculations, expenses would be higher.
THE EXAMPLES ARE ILLUSTRATIVE ONLY – THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING MUTUAL FUNDS OR THEIR PORTFOLIOS – ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.
Expense Examples are provided as follows:

	OPTIMUM
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,294	$2,303	$3,294	$5,682
If you annuitize your annuity at the end of the applicable time period: [1]	$544	$1,653	$2,794	$5,682
If you do not surrender your annuity:	$544	$1,653	$2,794	$5,682

	OPTIMUM FOUR
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,434	$2,468	$2,976	$6,103
If you annuitize your annuity at the end of the applicable time period: [1]	$584	$1,768	$2,976	$6,103
If you do not surrender your annuity:	$584	$1,768	$2,976	$6,103

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	OPTIMUM PLUS - Contracts issued on or after November 20, 2006 [2]
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,484	$2,568	$3,576	$6,203
If you annuitize your annuity at the end of the applicable time period: [1]	$584	$1,768	$2,976	$6,103
If you do not surrender your annuity:	$584	$1,768	$2,976	$6,103

	OPTIMUM PLUS - Contracts issued before November 20, 2006 [2]
	Assuming Maximum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,484	$2,618	$3,676	$6,303
If you annuitize your annuity at the end of the applicable time period: [1]	$584	$1,768	$2,976	$6,103
If you do not surrender your annuity:	$584	$1,768	$2,976	$6,103

1.	If you own Optimum Plus, your ability to annuitize in the first 3 Annuity Years may be limited; if you own Optimum or Optimum Four, your ability to annuitize in the first Annuity Year may be limited.

2.
Optimum Plus Annuities purchased prior to November 20, 2006 are subject to a different CDSC schedule. Expense example calculations for Optimum Plus are not adjusted to reflect the purchase credit. If the purchase credit were reflected in the calculations, expenses would be higher.

For information relating to accumulation unit values pertaining to the Sub-accounts, please see Appendix A – Condensed Financial Information About Separate Account B.

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SUMMARY
Optimum, Optimum Four, Optimum Plus
This Summary describes key features of the variable annuities described in this Prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire Prospectus for a complete description of the variable annuities. Your financial professional can also help you if you have questions.
What is a variable annuity? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and provide income during your retirement. With the help of your financial professional, you choose how to invest your money within your annuity (subject to certain restrictions; see “Investment Options”). Any allocation that is recommended to you by your financial professional may be different than automatic asset transfers that may be made under the Annuity, such as under a pre-determined mathematical formula used with an optional living benefit. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial professional will help you choose the investment options that are suitable for you based on your tolerance for risk and your needs.
Variable annuities also offer a variety of optional guarantees to receive an income for life through withdrawals or provide minimum death benefits for your beneficiaries, or minimum account value guarantees. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this Prospectus. The guarantees are based on the long-term financial strength of the insurance company.
What does it mean that my variable annuity is “tax-deferred”? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings or interest from your annuity until distributions are made from your Annuity. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 ½, you also may be subject to a 10% additional federal tax.
Please note that if you purchase this Annuity within a tax advantaged retirement plan, such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or non-ERISA 403(b) plan, you will get no additional tax advantage through the Annuity itself. Because there is no additional tax advantage when a variable annuity is purchased through one of these plans, the reasons for purchasing the Annuity inside a qualified plan are limited to the ability to elect a living benefit, a death benefit, the opportunity to annuitize the contract and the various investment options, which might make the Annuity an appropriate investment for you. You should consult your tax and financial adviser regarding such features and benefits prior to purchasing this Annuity for use with a tax-qualified plan.
What variable annuities are offered in this Prospectus? This Prospectus describes the variable annuities listed below. The annuities differ primarily in the fees deducted, and whether the annuity provides credits in certain circumstances. The annuities described in this prospectus are:

▪	Optimum

▪	Optimum Four

▪	Optimum Plus
How do I purchase one of the variable annuities? These Annuities are no longer available for new purchases. Our eligibility criteria for purchasing the Annuities are as follows:

Product	Maximum Age for Initial Purchase	Minimum Initial Purchase Payment
Optimum	80	$1,000
Optimum Four	85	$10,000
Optimum Plus	75	$10,000
The “Maximum Age for Initial Purchase” applies to the oldest owner as of the day we would issue the Annuity. If the Annuity is to be owned by an entity, the maximum age applies to the annuitant as of the day we would issue the Annuity. For annuities purchased as a Beneficiary Annuity, the maximum issue age is 70 and applies to the Key Life. The availability and level of protection of certain optional benefits may also vary based on the age of the owner or annuitant on the issue date of the annuity, the date the benefit is elected, or the date of the owner’s death. Please see the sections entitled “Living Benefits” and “Death Benefit” for additional information on these benefits. We may allow you to purchase an Annuity with an amount lower than the “Minimum Initial Purchase Payment” if you establish an electronic funds transfer that would allow you to meet the minimum requirement within one year.
You may make additional payments of at least $100 into your Annuity at any time, subject to maximums allowed by us and as provided by law.

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After you purchase your Annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason (referred to as the “Free look period”). The period of time and the amount returned to you is dictated by state law, and is stated on the front cover of your contract. You must cancel your Annuity in writing.
See “What Are Our Requirements for Purchasing One of the Annuities?” for more detail.
Where should I invest my money? With the help of your financial professional, you choose where to invest your money within the Annuity. Our optional benefits may limit your ability to invest in the investment options otherwise available to you under the Annuity. You may choose from a variety of investment options ranging from conservative to aggressive. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. If you select optional benefits, we may limit the investment options that you may elect. Each of the underlying mutual funds is described by its own prospectus, which you should read before investing. You can obtain the summary prospectuses and prospectuses for the underlying mutual funds by calling 1-888-PRU-2888 or at www.prudentialannuities.com. There is no assurance that any investment option will meet its investment objective.
We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.
See “Investment Options,” and “Managing Your Account Value.”
How can I receive income from my Annuity? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax, and may be subject to a contingent deferred sales charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a contingent deferred sales charge. See the “Tax Considerations” section of this Prospectus for information on the treatment of withdrawals and annuity payments.
You may elect to receive income through annuity payments over your lifetime, also called “annuitization”. This option may appeal to those who worry about outliving their Account Value through withdrawals. If you elect to receive annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an Account Value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can choose the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.
See “Access to Account Value.”
Options for Guaranteed Lifetime Withdrawals. We offer optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of an initial guaranteed benefit base, even after your Account Value falls to zero (unless it is due to a withdrawal of Excess Income). The Account Value has no guarantees, may fluctuate, and can lose value. These benefits may appeal to you if you wish to maintain flexibility and control over your Account Value invested (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.
As part of these benefits you are required to invest only in certain permitted investment options. Some of the benefits utilize a predetermined mathematical formula to help manage your guarantee through all market cycles. Please see the applicable optional benefits section for more information. In the Living Benefits section, we describe these guaranteed minimum withdrawal benefits, which allow you to withdraw a specified amount each year for life (i.e., Excess Income), (or joint lives, for the spousal version of the benefit). Please be aware that if you withdraw more than that amount in a given year, that may permanently reduce the guaranteed amount you can withdraw in future years. Please note that if your Account Value is reduced to zero as a result of a withdrawal of Excess Income, both the optional benefit and the Annuity will terminate. Thus, you should think carefully before taking a withdrawal of Excess Income. If you purchased your contract in New York and wish to withdraw Excess Income but are uncertain how it will impact your future guaranteed amounts, you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of taking the withdrawal.
These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:

▪	Highest Daily Lifetime 6 Plus

▪	Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator

▪	Spousal Highest Daily Lifetime 6 Plus

▪	Highest Daily Lifetime 7 Plus

▪	Spousal Highest Daily Lifetime 7 Plus

▪	Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator

▪	Highest Daily Lifetime 7 Plus with Beneficiary Income Option

▪	Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option

▪	Highest Daily Lifetime Seven

▪	Spousal Highest Daily Lifetime Seven

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▪	Highest Daily Lifetime Seven with Lifetime Income Accelerator

▪	Highest Daily Lifetime Seven with Beneficiary Income Option

▪	Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
The Guaranteed Lifetime Withdrawal Benefit options are no longer offered for new elections.
Options for Guaranteed Accumulation. We offer optional benefits for an additional fee that guarantee your Account Value to a certain level after a period of years. As part of these benefits you are required to invest only in certain permitted investment options. Please see applicable optional benefits sections for more information.
These benefits contain detailed provisions, so please see the following sections of the Prospectus for complete details:

▪	Guaranteed Return Option Plus II

▪	Highest Daily Guaranteed Return Option II

▪	Guaranteed Return Option Plus (GRO Plus)*

▪	Guaranteed Return Option Plus 2008*

▪	Highest Daily Guaranteed Return Option*

*	No longer available for new elections.
What happens to my annuity upon death? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death (the amount of the basic death benefit may depend on the decedent’s age).
We also offer optional death benefits for an additional charge:

▪	Highest Anniversary Value Death Benefit: Offers the greater of the basic death benefit and a highest anniversary value of the annuity.

▪
Combination 5% Roll-up and Highest Anniversary Value Death Benefit: Offers the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.

Each death benefit has certain age restrictions. Please see the “Death Benefit” section of the Prospectus for more information.
How do I receive credits? With Optimum Plus, we apply a credit to your Annuity each time you make a purchase payment during the first six (6) years. Because of the credits, the expenses of this Annuity may be higher than other annuities that do not offer credits.
The amount of the credit depends on the year during which the purchase payment is made:

ANNUITY YEAR	CREDIT
1	6.50%*
2	5.00%
3	4.00%
4	3.00%
5	2.00%
6	1.00%
7+	0.00%

*	For annuities issued before February 13, 2006, the Credit during Annuity Year 1 is 6.00%.
Please note that during the first 10 years, the total asset-based charges on the Optimum Plus annuity are higher than many of our other annuities. In addition, the Contingent Deferred Sales Charge (CDSC) on the Optimum Plus annuity is higher and is deducted for a longer period of time as compared to our other annuities. In general, we may take back credits applied within 12 months of death or a Medically-Related Surrender. Unless prohibited by applicable State law, we may also take back credits if you return your Annuity under the “free-look” provision.
For Optimum annuities issued on or after February 13, 2006, and Optimum Four annuities issued on or after June 20, 2005, we apply a “loyalty credit” at the end of your fifth anniversary for money invested with us during the first four years of your Annuity (less adjustments for any withdrawals). For Optimum, the credit is 0.50%. For Optimum Four, the credit is either 0%, 2.25% or 2.75% depending on the Issue Date of your Annuity.
Please see the section entitled “Managing Your Account Value” for more information.

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What are the Annuity’s Fees and Charges? Contingent Deferred Sales Charge: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or “CDSC”. The CDSC is calculated as a percentage of your purchase payment being withdrawn, and depends on how long your purchase payment has been invested. The CDSC is different depending on which annuity you purchase:

	Yr. 1	Yr. 2	Yr. 3	Yr. 4	Yr. 5	Yr. 6	Yr. 7	Yr. 8	Yr. 9	Yr. 10	Yr. 11+
Optimum	7.5%	7.0%	6.5%	6.0%	5.0%	4.0%	3.0%	2.0%	0.0%	—	—
Optimum Four	8.5%	8.0%	7.0%	6.0%	0.0%	—	—	—	—	—	—
Optimum Plus*	9.0%	9.0%	8.0%	7.0%	6.0%	5.0%	4.0%	3.0%	2.0%	1.0%	0.0%

*	For annuities issued before November 20, 2006, the schedule is as follows:

Year 1: 9.0%; Year 2: 9.0%; Year 3: 8.5%; Year 4: 8.0%; Year 5: 7.0%; Year 6: 6.0%; Year 7: 5.0%; Year 8: 4.0%; Year 9: 3.0%; Year 10: 2.0%; Year 11+: 0.0%.
Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. This free withdrawal feature does not apply when fully surrendering your Annuity. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.
Transfer Fee: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of any Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one (1) transfer. Any transfers made as a result of the predetermined mathematical formula will not count towards the total transfers allowed.
Annual Maintenance Fee: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value invested in the Sub-accounts, whichever is less. Except for Optimum Plus, the Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.
Tax Charge: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The Tax Charge currently ranges up to 3 ½% of your purchase payments and is designed to approximate the taxes that we are required to pay.
Insurance Charge: We deduct an Insurance Charge. It is an annual charge assessed on a daily basis. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you purchase:

FEE/CHARGE	Optimum	Optimum Four	Optimum Plus
Mortality & Expense Risk Charge	0.50%	1.50%	0.50%
Administration Charge	0.15%	0.15%	0.15%
Total Insurance Charge	0.65%	1.65%	0.65%
Distribution Charge: For Optimum and Optimum Plus, we deduct a Distribution Charge daily. It is an annual charge assessed on a daily basis. The charge is assessed for a certain number of years against the daily net assets allocated to the Sub-accounts and is equal to the following:

FEE/CHARGE	Optimum	Optimum Four	Optimum Plus
Distribution Charge	0.60% in Annuity Years 1-8	N/A	1.00% in Annuity Years 1-10
Charges for Optional Benefits: Generally, if you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain optional benefits, such as Highest Daily Lifetime Seven, the charge is assessed against the Protected Withdrawal Value and taken out of the Sub-accounts and DCA Fixed Rate Options periodically. Please refer to the section entitled “Summary of Contract Fees and Charges” for the list of charges for each optional benefit.
Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the daily net assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for nonqualified Annuities and 1.40% for qualified Annuities.
Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the “Fees and Charges” section of the Prospectus for more information.
Costs to Sell and Administer Our Variable Annuity
Your financial professional may receive a commission for selling one of our variable annuities to you. We may pay fees to your financial professional’s broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial

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professional to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial professional or us. See “General Information”.
Other Information
Please see the section entitled “General Information” for more information about our annuities, including legal information about our company, separate account, and underlying funds.

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INVESTMENT OPTIONS
WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?
Each variable investment option is a Sub-account of Prudential Annuities Life Assurance Corporation Variable Account B (see “What are Separate Accounts” for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The Investment Objectives/Policies chart below provides a description of each Portfolio’s investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any underlying Portfolio will meet its investment objective. Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm. The Portfolios that you select are your choice – we do not provide investment advice, and we do not recommend or endorse any particular Portfolio. Please consult with a qualified investment professional if you wish to obtain investment advice. You bear the investment risk for amounts allocated to the Portfolios. Please see the “General Information” section of this Prospectus, under the heading “Fees and Payments Received by Prudential Annuities” for a discussion of fees that we may receive from underlying mutual funds and/or their families.
The name of the advisor/subadviser for each Portfolio appears next to the designation. Those Portfolios whose name includes the prefix “AST” are Portfolios of Advanced Series Trust. The investment managers for AST are AST Investment Services, Inc., a Prudential Financial Company, and PGIM Investments LLC, both of which are affiliated companies of Prudential Annuities. However, a sub-adviser, as noted below, is engaged to conduct day-to-day management.
The Portfolios are not publicly traded mutual funds. They are only available as Investment Options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans or other limited classes of investors permitted by the Code. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same Portfolio adviser or subadviser as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds and Portfolios can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the Portfolios. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888, or at www.prudentialannuities.com.
This Annuity offers Portfolios managed by AST Investment Services, Inc. and/or PGIM Investments LLC, both of which are affiliated companies of Prudential Annuities (“Affiliated Portfolios”) and Portfolios managed by companies not affiliated with Prudential Annuities ("Unaffiliated Portfolios"). Prudential Annuities and its affiliates (“Prudential Companies”) receive fees and payments from both the Affiliated Portfolios and the Unaffiliated Portfolios. Generally, Prudential Companies receive revenue sharing payments from the Unaffiliated Portfolios. We consider the amount of these fees and payments when determining which portfolios to offer through the Annuity. Affiliated Portfolios may provide Prudential Companies with greater fees and payments than Unaffiliated Portfolios. Because of the potential for greater profits earned by the Prudential Companies with respect to the Affiliated Portfolios, we have an incentive to offer Affiliated Portfolios over Unaffiliated Portfolios. As indicated next to each Portfolio's description in the table that follows, each Portfolio has one or more subadvisers that conduct day to day management. We have an incentive to offer Portfolios with certain subadvisers, either because the subadviser is a Prudential Company or because the subadviser provides payments or support, including distribution and marketing support, to the Prudential Companies. We may consider those subadviser financial incentive factors in determining which portfolios to offer under the Annuity. Also, in some cases, we offer Portfolios based on the recommendations made by selling broker-dealer firms. These firms may receive payments from the Portfolios they recommend and may benefit accordingly from allocations of Account Value to the sub-accounts that invest in these Portfolios. Prudential Annuities Life Assurance Corporation has selected the Portfolios for inclusion as investment options under this Annuity in Prudential Annuities Life Assurance Corporation’s role as the issuer of this Annuity, and Prudential Annuities Life Assurance Corporation does not provide investment advice or recommend any particular Portfolio. Please see "Other Information" under the heading concerning "Fees and Payments Received by Prudential Annuities" for more information about fees and payments we may receive from underlying Portfolios and/or their affiliates. In addition, we may consider the potential risk to us of offering a Portfolio in light of the benefits provided by the Annuity.
When you purchase one of the Annuities, you will be required to participate in LPL’s asset allocation program which does not utilize all of the investment options available under the Annuities. Unless you have elected an optional benefit that requires you to stay in the asset allocation program, you will be permitted to transfer Account Value out of the asset allocation program subsequent to the Issue Date. Currently, the following optional benefits require that you maintain your Account Value in one or more of the asset allocation programs: Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, the Highest Daily Lifetime 7 and Highest Daily Lifetime 6 Plus benefits, GRO Plus 2008, Highest Daily GRO, GRO Plus II, Highest Daily GRO II, and the Highest Daily Value death benefit. The asset allocation program is offered by LPL. We have not designed the models or the program, and we are not responsible for them. Our role is limited to administering the model you select. For additional information, see Appendix C – “Additional Information on Asset Allocation Programs.” If your Annuity is no longer held through LPL, we will not require you to continue to participate in LPL’s asset allocation program. In that event, you will be permitted to allocate your Account Value to any permitted Portfolio (unless you are obligated to invest in specified Portfolios to participate in an optional benefit).

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The optional benefits listed above employ predetermined formulas, under which money is transferred between your chosen variable Sub-accounts and a bond portfolio (the “AST Investment Grade Bond Sub-account”).
Certain optional living benefits employ a predetermined formula, under which Account Value is transferred between your chosen Sub-accounts and a bond Sub-account (or between two bond Sub-accounts).  For example, with a Highest Daily Lifetime benefit, Account Value may be transferred between your selected Sub-accounts and the AST Investment Grade Bond Sub-account; or with a GRO benefit, Account Value may be transferred between your selected Sub-accounts and an AST bond Sub-Account with a target maturity date (or among AST bond Sub-accounts with different target maturity dates).
Whether or not you elected an optional benefit subject to a predetermined mathematical formula, you should be aware that the operation of the formula may result in large scale asset flows into and out of the Sub accounts. These asset flows could adversely impact the Portfolios, including their risk profile, expenses and performance. These asset flows impact not only the Permitted Sub-accounts used with the benefits but also the other Sub-accounts, because the Portfolios may be used as investments in Portfolios that are structured as funds-of-funds and made available as Permitted Sub-accounts. Because transfers among the Sub-accounts can be frequent and the amount transferred can vary from day to day, any of the Portfolios could experience the following effects, among others:

(a)
a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;

(b)
the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities or longer duration bonds) that otherwise would have been held;

(c)
a Portfolio may experience higher turnover and asset flow than it would have experienced without the formulas, which could result in higher transaction costs for the Portfolio compared to other similar funds;

(d)	a Portfolio may have low asset levels and high operating expense ratios (including the possibility that all assets may be transferred out of the Portfolio).
The asset flows caused by the formulas may affect Owners in differing ways. In particular, because the formula is calculated on an individual basis for each contract, on any particular day, some Owners’ Account Value may be transferred to a particular Sub-account and others Owners’ Account Value may not be transferred. To the extent that there is a large transfer of Account Value on a given trading day to a particular Sub-account, and your Account Value is not so transferred, it is possible that the investment performance of the Sub-accounts in which your Account Value remains invested will be negatively affected.
The efficient operation of the asset flows caused by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Please consult the prospectus for the applicable Portfolio for additional information about these effects.
The following table contains limited information about the Portfolios. Before selecting an Investment Option, you should carefully review the summary prospectuses and/or prospectuses for the Portfolios, which contain details about the investment objectives, policies, risks, costs and management of the Portfolios. You can obtain the summary prospectuses, the prospectuses and statement of additional information for the Portfolios by calling 1-888-PRU-2888 or at www.prudentialannuities.com.

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Academic Strategies Asset Allocation Portfolio	Seeks long-term capital appreciation.
AlphaSimplex Group, LLC
AQR Capital Management, LLC
CoreCommodity Management, LLC
First Quadrant, L.P.
Jennison Associates LLC
Morgan Stanley Investment Management Inc.
Pacific Investment Management Company, LLC
PGIM Investments LLC
QMA LLC
Western Asset Management Company, LLC
Western Asset Management Company Limited

AST Balanced Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC
AST BlackRock Low Duration Bond Portfolio	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc. BlackRock International Limited BlackRock (Singapore) Limited
AST BlackRock/Loomis Sayles Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc. BlackRock International Limited BlackRock (Singapore) Limited Loomis, Sayles & Company, L.P.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2020	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2021	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2022	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2023	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2024	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2025	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2026	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2027	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2028	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2029	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2030	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Bond Portfolio 2031	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST Capital Growth Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC
AST Cohen & Steers Realty Portfolio	Seeks to maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.
AST Government Money Market Portfolio	Seeks high current income and maintain high levels of liquidity.	PGIM Fixed Income
AST Hotchkis & Wiley Large-Cap Value Portfolio	Seeks current income and long-term growth of income, as well as capital appreciation.	Hotchkis & Wiley Capital Management, LLC
AST International Growth Portfolio	Seeks long-term capital growth.	Jennison Associates LLC Neuberger Berman Investment Advisers LLC William Blair Investment Management, LLC
AST International Value Portfolio	Seeks capital growth.	Lazard Asset Management LLC LSV Asset Management
AST Investment Grade Bond Portfolio	Seeks to maximize total return, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income PGIM Limited
AST J.P. Morgan International Equity Portfolio	Seeks capital growth.	J.P. Morgan Investment Management, Inc.
AST Loomis Sayles Large-Cap Growth Portfolio	Seeks capital growth. Income realization is not an investment objective and any income realized on the Portfolio’s investments, therefore, will be incidental to the Portfolio’s objective.	Loomis, Sayles & Company, L.P.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST MFS Growth Allocation Portfolio (formerly AST New Discovery Asset Allocation Portfolio)	Seeks total return.	Massachusetts Financial Services Company
AST MFS Growth Portfolio	Seeks long-term capital growth and future, rather than current income.	Massachusetts Financial Services Company
AST Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Massachusetts Financial Services Company Victory Capital Management Inc.
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Seeks capital growth.	LSV Asset Management Neuberger Berman Investment Advisers LLC
AST Preservation Asset Allocation Portfolio	Seeks to obtain the highest potential total return consistent with its specified level of risk tolerance.	PGIM Investments LLC QMA LLC
AST Small-Cap Growth Opportunities Portfolio	Seeks capital growth.	Victory Capital Management Inc. Wellington Management Company, LLP
AST Small-Cap Growth Portfolio	Seeks long-term capital growth.	Emerald Mutual Fund Advisers Trust UBS Asset Management (Americas) Inc.
AST Small-Cap Value Portfolio	Seeks to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.	J.P. Morgan Investment Management, Inc. LMCG Investments, LLC
AST T. Rowe Price Large-Cap Growth Portfolio
Seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.
T. Rowe Price Associates, Inc.
AST T. Rowe Price Large-Cap Value Portfolio	Seeks maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe Price Associates, Inc.
AST Templeton Global Bond Portfolio	Seeks to provide current income with capital appreciation and growth of income.	Franklin Advisers, Inc.
AST WEDGE Capital Mid-Cap Value Portfolio	Seeks to provide capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.	WEDGE Capital Management LLP
AST Western Asset Core Plus Bond Portfolio	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified for the Portfolio.	Western Asset Management Company, LLC Western Asset Management Company Limited
Wells Fargo VT International Equity Fund – Class 1	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, advisor; Wells Capital Management Incorporated, subadvisor
Wells Fargo VT Omega Growth Fund – Class 1	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, advisor; Wells Capital Management Incorporated, subadvisor
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the portfolios of the Advanced Series Trust (AST).  AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the portfolios of AST.
QMA LLC formerly known as Quantitative Management Associates LLC.

WHAT ARE THE FIXED ALLOCATIONS?
The Fixed Allocations consist of the MVA Fixed Allocations, the Fixed Allocations and DCA Fixed Allocations used with our dollar-cost averaging program, and (with respect to Highest Daily Lifetime Five only), and the Benefit Fixed Rate Account. We describe the Benefit Fixed Rate Account in the section of the Prospectus concerning Highest Daily Lifetime Five. We describe the DCA Fixed Allocations in the section entitled “Do You Offer Dollar Cost Averaging?”
MVA Fixed Allocations: We offer MVA Fixed Allocations of different durations during the accumulation period. These “MVA Fixed Allocations” earn a guaranteed fixed rate of interest for a specified period of time, called the “Guarantee Period.” In most states, we offer MVA Fixed Allocations with Guarantee Periods from 1 to 10 years. We may also offer special purpose MVA Fixed Allocations for use with certain optional investment programs. We guarantee the fixed rate for the entire Guarantee Period. However, for certain MVA Fixed Allocations, if you withdraw or transfer Account Value before the end of the Guarantee Period, we will adjust the value of your withdrawal or transfer based on a formula, called a “Market Value Adjustment.” The Market Value Adjustment can either be positive or negative, depending on the movement of applicable interest rates. Please refer to the section entitled “How does the Market Value Adjustment Work?” for a description of the formula along with examples of how it is calculated. You may allocate Account Value to more than one MVA Fixed Allocation at a time.
Fixed Allocations are not available in Maryland, Nevada, North Dakota, Vermont and Washington. Availability of Fixed Allocations is subject to change and may differ by state and by the annuity product you purchase. Please call Prudential Annuities at 1-888-PRU-2888 to determine availability of Fixed Allocations in your state and for your annuity product. You may not allocate Account Value to MVA Fixed Allocations if you have elected the following Optional Benefits: Lifetime Five Income Benefit, Spousal Lifetime Five Income Benefit, Highest Daily Lifetime Five Income Benefit, Highest Daily Lifetime Seven Income Benefit, Spousal Highest Daily Lifetime Seven Income Benefit, Highest Daily Value Death Benefit, Highest Daily Lifetime Seven with Beneficiary Income Option, Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, GRO, GRO Plus, GRO Plus 2008, Highest Daily GRO, Highest Daily GRO II, GRO Plus II, Highest

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Daily Lifetime 7 Plus Income Benefit, Spousal Highest Daily Lifetime 7 Plus, Highest Daily Lifetime 7 Plus with Beneficiary Income Option, Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator, Highest Daily Lifetime 6 Plus, Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator and Spousal Highest Daily Lifetime 6 Plus. The interest rate that we credit to the MVA Fixed Allocations may be reduced by an amount that corresponds to the asset-based charges assessed against the Sub-accounts.
No specific fees or expenses are deducted when determining the rate we credit to an MVA Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to MVA Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. Any CDSC or Tax Charge applies to amounts that are taken from the Sub-accounts or the MVA Fixed Allocations.

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FEES AND CHARGES
The charges under each Annuity are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under each Annuity. They are also designed, in the aggregate, to compensate us for the risks of loss we assume. If, as we expect, the charges that we collect from the Annuities exceed our total costs in connection with the Annuities, we will earn a profit. Otherwise we will incur a loss. For example, Prudential Annuities may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose, including payment of other expenses that Prudential Annuities incurs in promoting, distributing, issuing and administering an Annuity and to offset a portion of the costs associated with offering any Credits which are funded through Prudential Annuities’ general account.
The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the Annuity. A portion of the proceeds that Prudential Annuities receives from charges that apply to the Sub-accounts may include amounts based on market appreciation of the Sub-account values including appreciation on amounts that represent any Credits.
WHAT ARE THE CONTRACT FEES AND CHARGES?
Contingent Deferred Sales Charge: We do not deduct a sales charge from purchase payments you make to your Annuity. However, we may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn during the applicable Annuity Year. For purposes of calculating the CDSC, we consider the year following the Issue Date of your Annuity as Year 1. The amount of the CDSC decreases over time, measured from the Issue Date of the Annuity. The CDSC percentages for each Annuity are shown under “Summary of Contract Fees and Charges”. If you purchase Optimum Plus and make a withdrawal that is subject to a CDSC, we may use part of that CDSC to recoup our costs of providing the Credit. However, we do not impose any CDSC on your withdrawal of a Credit amount.
With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see “How Much Can I Withdraw as a Free Withdrawal?”). If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from purchase payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.
For purposes of calculating any applicable CDSC on a surrender, the purchase payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior partial withdrawals or if your Account Value has declined in value due to negative Sub-account performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the purchase payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.
We may waive any applicable CDSC under certain circumstances including, certain medically-related circumstances or when taking a Minimum Distribution from an Annuity purchased as a “qualified” investment. Free Withdrawals, Medically-Related Surrenders and Minimum Distributions are each explained more fully in the section entitled “Access to Your Account Value”.
Transfer Fee: Currently, you may make 20 free transfers between investment options each Annuity Year. We currently charge $10.00 for each transfer after the 20th in each Annuity Year. The fee will never be more than $15.00 for each transfer. We do not consider transfers made as part of a Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the 20 free transfers. All transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Allocation at the end of its Guarantee Period are not subject to the Transfer Fee and are not counted toward the 20 free transfers. Similarly, transfers made pursuant to a formula used with an optional benefit are not subject to the Transfer fee and are not counted toward the 20 free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If you are enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.
Annual Maintenance Fee: During the accumulation period we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is $35.00 or 2% of your Account Value (including any amounts in Fixed Allocations), invested in the Sub-accounts, whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. The fee is taken out only from the Sub-accounts. With respect to Optimum and Optimum Four, currently, the Annual Maintenance Fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender. With respect to Optimum Plus, we deduct the Annual Maintenance Fee regardless of Account Value. We do not impose the Annual Maintenance Fee upon annuitization, the payment of a Death Benefit, or a Medically-Related Surrender. We may increase the Annual Maintenance Fee. However, any increase will only apply to Annuities issued after the date of the increase. For beneficiaries that elect the Beneficiary Continuation Option, the Annual Maintenance Fee is the lesser of $30 or 2% of Account Value. For a nonqualified Beneficiary Continuation Option, the fee is only applicable if the Account Value is less than $25,000 at the time the fee is assessed.

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Tax Charge: Several states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We pay the tax either when purchase payments are received, upon surrender or when the Account Value is applied under an annuity option. The Tax Charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of purchase payments, surrender value, or Account Value as applicable. The Tax Charge currently ranges up to 3 1/2%. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.
We will pay company income taxes on the taxable corporate earnings created by this Annuity. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the Annuity. We will periodically review the issue of charging for these taxes and may impose a charge in the future. We reserve the right to impose a charge for federal income taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Insurance Charge: We deduct an Insurance Charge daily. The charge is assessed against the daily assets allocated to the Sub-accounts and is equal to the amount indicated under “Summary of Contract Fees and Charges”. The Insurance Charge is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The Insurance Charge is intended to compensate Prudential Annuities for providing the insurance benefits under each Annuity, including each Annuity’s basic Death Benefit that may provide guaranteed benefits to your beneficiaries even if the Sub-account declines and the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge also compensates us for administrative costs associated with providing the Annuity benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge compensates us for the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.
The Insurance Charge is not deducted against assets allocated to a Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.
Distribution Charge: For Optimum and Optimum Plus, we deduct a Distribution Charge daily. The charge is assessed against the average assets allocated to the Sub-accounts and is equal to the amount indicated under “Summary of Contract Fees and Charges” on an annual basis. The Distribution Charge is intended to compensate us for a portion of our acquisition expenses under the Annuity, including promotion and distribution of the Annuity and, with respect to Optimum Plus, the costs associated with offering Credits which are funded through Prudential Annuities’ general account. The Distribution Charge is deducted against your Annuity’s Account Value and any increases or decreases in your Account Value based on market fluctuations of the Sub-accounts will affect the charge. Please refer to the section entitled “Valuing Your Investment” for more information about how the units are impacted when the Distribution Charge decreases to 0.00%.
Charges for Optional Benefits: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as Highest Daily Lifetime 6 Plus, the charge is assessed against the greater of Account Value and Protected Withdrawal Value and taken out of the Sub-accounts periodically. Please refer to the sections entitled “Summary of Contract Fees and Charges” for the list of charges for each optional benefit.
Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for nonqualified Annuities and 1.40% for qualified Annuities.
Fees and expenses incurred by the Portfolios: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are reflected daily by each Portfolio before it provides Prudential Annuities with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios, which can be obtained by calling 1-888-PRU-2888, or at www.prudentialannuities.com.
WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fees or expenses are deducted when determining the rate we credit to a Fixed Allocation. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. Any CDSC or Tax Charge applies to amounts that are taken from the Sub-accounts or

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the Fixed Allocations. A Market Value Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from an MVA Fixed Allocation. See "How Does the Market Value Adjustment Work?" in "Managing Your Account Value" for information about how the amount of a MVA is calculated if you withdraw or transfer Account Value from a MVA Fixed Allocation more than 30 days before the end of its Guarantee Period.
WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
If you select a fixed payment option, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. If you select a variable payment option that we may offer, then the amount of your benefits will reflect changes in the value of your Annuity and will be subject to charges that apply under the variable immediate annuity option. Also, a Tax Charge may apply (see “Tax Charge” above). Currently, we only offer fixed payment options.
EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an Administration Charge. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

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PURCHASING YOUR ANNUITY
Please note that these Annuities are no longer available for new sales. The information provided in this section is for informational purposes only.
WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?
We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of an Annuity and/or acceptance of Purchase Payments. All such conditions are described below.
Initial Purchase Payment: We no longer allow new purchases of these Annuities. Previously, you must have made a minimum initial Purchase Payment as follows: $1,000 for Optimum, and $10,000 for Optimum Plus and Optimum Four. However, if you decided to make payments under a systematic investment or an electronic funds transfer program, we would have accepted a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent purchase payments plus your initial Purchase Payment totaled the minimum initial Purchase Payment amount required for the Annuity purchased.
We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equal $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. To the extent allowed by state law, that required approval also will apply to a proposed change of owner of the Annuity, if as a result of the ownership change, total Purchase Payments would equal or exceed that $1 million threshold. Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block an Annuity Owner’s ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.
Speculative Investing: Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Currently, we will not issue an Annuity, permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships, endowments and grantor trusts with multiple grantors. Further, we will only issue an Annuity, allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated annuitant. These rules are subject to state law. Additionally, we will not permit election or re-election of any optional death benefit or optional living benefit by certain ownership types. We may issue an Annuity in ownership structures where the annuitant is also the participant in a Qualified or Nonqualified employer sponsored plan and the Annuity represents his or her segregated interest in such plan. We reserve the right to further limit, restrict and/or change to whom we will issue an Annuity in the future, to the extent permitted by state law. Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that elect to use our Annuity as a funding vehicle.
Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions, and thereby refuse to accept purchase payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.
Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Prudential Annuities. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Prudential Annuities via wiring funds through your financial professional’s broker-dealer firm. Additional purchase payments may also be applied to your Annuity under an electronic funds transfer arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or rejected our acceptance of additional Purchase Payments. Our acceptance of a check is subject to our ability to collect funds.
Age Restrictions: Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 80 for Optimum, age 75 for Optimum Plus and age 85 for Optimum Four. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity’s liquidity features will satisfy that need. Under the Beneficiary Annuity, the maximum issue age is 70 based on the Key Life. If you take a distribution prior to age 59 1/2, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner’s death.
“Beneficiary” Annuity
You may purchase an Annuity if you are a beneficiary of an annuity that was owned by a decedent, subject to the following requirements. You may transfer the proceeds of the decedent’s annuity into one of the Annuities described in the prospectus and continue receiving the distributions that are required by the tax laws. This transfer option is only available for purchase of an IRA, Roth IRA, or a nonqualified annuity, for distributions based on lives age 70 or under. This transfer option is also not available if the proceeds are being transferred from an annuity issued by us or one of our affiliates and the annuity offers a “Beneficiary Continuation Option”.

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Upon purchase, the Annuity will be issued in the name of the decedent for your benefit. We will calculate your required distributions based on the applicable life expectancy in the year of the decedent’s death, using Table 1 in IRS Publication 590-B. These distributions are not subject to any CDSC.
For IRAs and Roth IRAs, distributions must begin by December 31 of the year following the year of the decedent’s death. If you are the surviving spouse beneficiary, distributions may be deferred until the decedent would have attained age 70 1/2 (72 for those who would have reached age 70 ½ after 2019), however if you choose to defer distributions, you are responsible for complying with the distribution requirements under the Code, and you must notify us when you would like distributions to begin. For additional information regarding the tax considerations applicable to beneficiaries of an IRA or Roth IRA, see “Required Distributions Upon Your Death for Qualified Annuity Contracts” in the Tax Considerations section of this Prospectus.
For nonqualified Annuities, distributions must begin within one year of the decedent’s death. For additional information regarding the tax considerations applicable to beneficiaries of a nonqualified Annuity see “Required Distributions Upon Your Death for Nonqualified Annuity Contracts” in the Tax Considerations section of your prospectus.
You may choose to take more than your required distribution. You may take withdrawals in excess of your required distributions, however your withdrawal may be subject to the Contingent Deferred Sales Charge. Any withdrawals reduce the required distribution for the year. All applicable charges will be assessed against your Annuity, such as the Insurance Charge and the Annual Maintenance Fee.
The Annuity may provide a basic Death Benefit upon death, and you may name “successors” who may receive the Death Benefit as a lump sum or continue receiving distributions after your death under the Beneficiary Continuation Option.
Please note the following additional limitations:

▪
No additional Purchase Payments are permitted. You may only make a one-time initial Purchase Payment transferred to us directly from another annuity or eligible account. You may not make your Purchase Payment as an indirect rollover, or combine multiple “Transfer of Assets” or “TOA’s” into a single contact as part of this “Beneficiary” Annuity.

▪	You may not elect any optional living or death benefits. Annuity Rewards is not available.

▪	You may not annuitize the Annuity; no annuity options are available.

▪	You may participate only in the following programs: Automatic Rebalancing, Dollar Cost Averaging, Systematic Withdrawals, and Third Party Investment Advisor.

▪	You may not assign or change ownership of the Annuity, and you may not change or designate another life upon which distributions are based. A “Beneficiary Annuity” may not be co-owned.

▪
If the Annuity is funded by means of transfer from another “Beneficiary Annuity” with another company, we require that the sending company or the beneficial owner provide certain information in order to ensure that applicable required distributions have been made prior to the transfer of the contract proceeds to us. We further require appropriate information to enable us to accurately determine future distributions from the Annuity. Please note we are unable to accept a transfer of another “Beneficiary Annuity” where taxes are calculated based on an exclusion amount or an exclusion ratio of earnings to original investment. We are also unable to accept a transfer of an annuity that has annuitized.

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The beneficial owner of the Annuity can be an individual, grantor trust, or, for an IRA or Roth IRA, an estate or a qualified trust. In general, a qualified trust (1) must be valid under state law; (2) must be irrevocable or became irrevocable by its terms upon the death of the IRA or Roth IRA owner; and (3) the beneficiaries of the trust who are beneficiaries with respect to the trust’s interest in this Annuity must be identifiable from the trust instrument and must be individuals. A qualified trust must provide us with a list of all beneficiaries to the trust (including contingent and remainder beneficiaries with a description of the conditions on their entitlement), all of whom must be individuals, as of September 30th of the year following the year of death of the IRA or Roth IRA owner, or date of Annuity application if later. The trustee must also provide a copy of the trust document upon request. If the beneficial owner of the Annuity is a grantor trust, distributions must be based on the life expectancy of the grantor. If the beneficial owner of the Annuity is a qualified trust, distributions must be based on the life expectancy of the oldest beneficiary under the trust.

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If this Beneficiary Annuity is transferred to another company as a tax-free exchange with the intention of qualifying as a beneficiary annuity with the receiving company, we may require certifications from the receiving company that required distributions will be made as required by law.

▪
If you are transferring proceeds as beneficiary of an annuity that is owned by a decedent, we must receive your transfer request at least 45 days prior to your first required distribution. If, for any reason, your transfer request impedes our ability to complete your first distribution by the required date, we will be unable to accept your transfer request.

Owner, Annuitant and Beneficiary Designations: We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.

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Owner: The Owner(s) holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint owners are required to act jointly; however, if each owner provides us with an instruction that we find acceptable, we will permit each owner to act independently on behalf of both owners. All information and documents that we are required to send you will be sent to the first named owner. This Annuity does not provide a right of survivorship. Refer to the Glossary of Terms for a complete description of the term “Owner.”

▪
Annuitant: The Annuitant is the person upon whose life we continue to make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. In limited circumstances and where allowed by law, you may name one or more Contingent Annuitants. Generally, a Contingent Annuitant will become the Annuitant if the Annuitant dies

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before the Annuity Date. Please refer to the discussion of “Considerations for Contingent Annuitants” in the Tax Considerations section of the Prospectus. For Beneficiary Annuities, instead of an Annuitant there is a “Key Life” which is used to determine the annual required distributions.

▪
Beneficiary: The Beneficiary is the person(s) or entity you name to receive the Death Benefit. Your Beneficiary Designation should be the exact name of your beneficiary, not only a reference to the beneficiary’s relationship to you. If you use a designation of “surviving spouse,” we will pay the Death Benefit to the individual that is your spouse at the time of your death (as defined under the federal tax laws and regulations). If no beneficiary is named the Death Benefit will be paid to you or your estate. For Annuities that designate a custodian or a plan as Owner, the custodian or plan must also be designated as the Beneficiary. For Beneficiary Annuities, instead of Beneficiary, the term “Successor” is used.

Your right to make certain designations may be limited if your Annuity is to be used as an IRA, Beneficiary Annuity, or other “qualified” investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

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MANAGING YOUR ANNUITY
MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
In general, you may change the Owner, Annuitant and Beneficiary designations by sending us a request in writing in a form acceptable to us. However, if the Annuity is held as a Beneficiary Annuity, the Owner may not be changed and you may not designate another Key Life upon which distributions are based. Upon an ownership change, including an assignment, any automated investment or withdrawal programs will be canceled. The new owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:

▪	a new Owner subsequent to the death of the Owner or the first of any joint Owners to die, except where a spouse Beneficiary has become the Owner as a result of an Owner’s death;

▪	a new Annuitant subsequent to the Annuity Date;

▪	for “nonqualified” investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity;

▪	a change in Beneficiary if the Owner had previously made the designation irrevocable;

▪	a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, and grantor trusts with multiple grantors (if allowed by state law); and

▪	a new Annuitant for a contract issued to a grantor trust where the new Annuitant is not the grantor of the trust.
There are also restrictions on designation changes when you have elected certain optional benefits. See the “Living Benefits” and “Death Benefits” sections of this Prospectus for any such restrictions.
If you wish to change the Owner and/or Beneficiary under the Annuity, or to assign the Annuity, you must deliver the request to us in writing at our Service Office. Generally, any change of Owner and/or Beneficiary, or assignment of the Annuity, will take effect when accepted and recorded by us (unless an alternative rule is stipulated by applicable State law). We will allow changes of ownership and/or assignments only if the Annuity is held exclusively for the benefit of the designated Annuitant. We are not responsible for any transactions processed before a change of Owner and/or Beneficiary, and an assignment of the Annuity, is accepted and recorded by us. We accept assignments of nonqualified Annuities only.
Unless prohibited by applicable State law, we reserve the right to refuse a proposed change of Owner and/or Beneficiary, and a proposed assignment of the Annuity.
We will reject a proposed change where the proposed Owner, Annuitant, Beneficiary or assignee is any of the following:

▪	a company(ies) that issues or manages viatical or structured settlements;

▪	an institutional investment company;

▪	an Owner with no insurable relationship to the Annuitant or Contingent Annuitant (a “Stranger-Owned Annuity” or “STOA”); or

▪	a change in designation(s) that does not comply with or that we cannot administer in compliance with Federal and/or state law.
We will implement this right on a non-discriminatory basis, and to the extent allowed by State law, and we are not obligated to process your request within any particular timeframe. For New York Annuities, a request to change the Owner, Annuitant, Contingent Annuitant, Beneficiary and contingent Beneficiary designations is effective when signed, and an assignment is effective upon our receipt. We assume no responsibility for the validity or tax consequences of any change of Owner and/or Beneficiary or any assignment of the Annuity, and may be required to make reports of ownership changes and/or assignments to the appropriate federal, state and/or local taxing authorities. You should consult with a qualified tax advisor for complete information and advice prior to any ownership change or assignment. Once an ownership change or assignment is processed, the tax reporting cannot be reversed.
Death Benefit Suspension Upon Change of Owner or Annuitant. If there is a change of Owner or Annuitant, the change may affect the amount of the Death Benefit. See the Death Benefit section of this prospectus for additional details.
Spousal Designations
If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-owner unless you designate a different Beneficiary. Unless you designate a different Beneficiary, upon the death of either spousal Owner, the surviving spouse may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. The Death Benefit that would have been payable will be the new Account Value of the Annuity as of the date of due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the beneficiary of the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional purchase payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.
Spousal assumption is also permitted, subject to our rules and regulatory approval, if the Annuity is held by a custodial account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”) and, on the date of the Annuitant’s death, the spouse of the Annuitant is (1) the Contingent Annuitant under the Annuity and (2) the beneficiary of the Custodial Account. The ability to continue the Annuity in this manner will result in the Annuity no longer

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qualifying for tax deferral under the Code. However, such tax deferral should result from the ownership of the Annuity by the Custodial Account. Please consult your tax or legal adviser.
Note that any division of your Annuity due to divorce will be treated as a withdrawal and the non-owner spouse may then decide whether he or she would like to purchase a new Annuity, subject to the rules current at the time of purchase, with the withdrawn funds. Note that any division of your Annuity due to divorce will be treated as a withdrawal and CDSC may apply. If CDSC is applicable, it cannot be divided between the owner and the non-owner ex-spouse. The non-owner ex-spouse may decide whether he or she would like to use the withdrawn funds to purchase a new Annuity that is then available to new contract owners. Depending upon the method used for the division of the Annuity, the CDSC may be applied to the existing or new Annuity. Please consult with your tax advisor regarding your personal situation if you will be transferring or dividing your Annuity pursuant to a divorce.
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.
Contingent Annuitant
Generally, if an Annuity is owned by an entity and the entity has named a Contingent Annuitant, the Contingent Annuitant will become the Annuitant upon the death of the Annuitant, and no Death Benefit is payable. Unless we agree otherwise, the Annuity is only eligible to have a Contingent Annuitant designation if the entity which owns the Annuity is (1) a plan described in Code Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or (3) a Custodial Account, as described in the above section.
Where the Annuity is held by a Custodial Account, the Contingent Annuitant will not automatically become the Annuitant upon the death of the Annuitant. Upon the death of the Annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the Death Benefit or elect to continue the Annuity. If the Custodial Account elects to receive the Death Benefit, the Account Value of the Annuity as of the date of due proof of death of the Annuitant will reflect the amount that would have been payable had a Death Benefit been paid. See the section above entitled “Spousal Designations” for more information about how the Annuity can be continued by a Custodial Account.
MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?
If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a “free look.” Depending on the state in which you purchased your Annuity and, in some states, if you purchased the Annuity as a replacement for a prior contract, the right to cancel period may be ten (10) days, or longer, measured from the time that you received your Annuity. If you return your Annuity during the applicable period, we will refund your current Account Value plus any Tax Charge deducted, less any applicable federal and state income tax withholding and depending on your state’s requirements, any applicable insurance charges deducted. The amount returned to you may be higher or lower than the Purchase Payment(s) applied during the right to cancel period and may be subject to a market value adjustment if it was allocated to a MVA Fixed Allocation, to the extent allowed by State law. However, where required by law, we will return your Purchase Payment(s), if they are greater than your current Account Value less any federal and state income tax withholding. With respect to Optimum Plus, if you return your Annuity, we will not return any Credits we applied to your Annuity based on your Purchase Payments.
MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
Unless we agree otherwise and subject to our rules, the minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in our Systematic Investment Plan or a periodic Purchase Payment program. purchase payments made while you participate in an asset allocation program will be allocated in accordance with such benefit. Additional purchase payments may be made at any time before the Annuity Date, or prior to the Account Value being reduced to zero. Purchase payments are not permitted if the Annuity is held as a Beneficiary Annuity. Please see the “Living Benefits” section of this prospectus for further information on additional Purchase Payments.
MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make additional purchase payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity (unless your Annuity is being held as a Beneficiary Annuity). We call our electronic funds transfer program “The Systematic Investment Plan.” Purchase payments made through electronic funds transfer may only be allocated to the Sub-accounts when applied. Different allocation requirements may apply in connection with certain optional benefits. We may allow you to invest in your Annuity with a lower initial Purchase Payment, as long as you authorize payments through an electronic funds transfer that will equal at least the minimum Purchase Payment set forth above during the first 12 months of your Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or rejected our acceptance of additional Purchase Payments.

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MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic purchase payments through a salary reduction program as long as the allocations are made only to Sub-accounts and the periodic Purchase Payments received in the first year total at least the minimum Purchase Payment set forth above.

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MANAGING YOUR ACCOUNT VALUE
HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See “Valuing Your Investment” for a description of our procedure for pricing initial and subsequent purchase payments.)
Initial Purchase Payment: Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions for allocating your Account Value. The Purchase Payment is your initial Purchase Payment minus any Tax Charge that may apply. You can allocate purchase payments to one or more available Sub-accounts or available Fixed Allocations. Investment restrictions will apply if you elect certain optional benefits.
Subsequent Purchase Payments: Unless you participate in an asset allocation program, or unless you have provided us with other specific allocation instructions for one, more than one, or all subsequent Purchase Payments, we will allocate any additional Purchase Payments you make according to your initial Purchase Payment allocation instructions. If you so instruct us, we will allocate subsequent Purchase Payments according to any new allocation instructions. Unless you tell us otherwise, Purchase Payments made while you participate in an asset allocation program will be allocated in accordance with such program.
HOW DO I RECEIVE A LOYALTY CREDIT UNDER THE OPTIMUM AND OPTIMUM FOUR ANNUITIES?
We apply a Loyalty Credit to your Annuity’s Account Value at the end of your fifth Annuity Year (“fifth Annuity Anniversary”). With respect to Optimum, for annuities issued on or after February 13, 2006, the Loyalty Credit is equal to 0.50% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary. With respect to Optimum Four, for annuities issued between June 20, 2005 and February 13, 2006, the Loyalty Credit is equal to 2.25% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary. For Optimum Four Annuities issued on or after February 13, 2006, the Loyalty Credit is equal to 2.75% of total purchase payments made during the first four Annuity Years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Annuity Anniversary.
If the total purchase payments made during the first four Annuity Years is less than the cumulative amount of withdrawals made on or before the fifth Annuity Anniversary, no Loyalty Credit will be applied to your Annuity. Also, no Loyalty Credit will be applied to your Annuity if your Account Value is zero on the fifth Annuity Anniversary. This would include any situation where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, Highest Daily Lifetime 7 Plus, Spousal Highest Daily Lifetime 7 Plus, Guaranteed Minimum Withdrawal Benefit, Highest Daily Lifetime 6 Plus, and Spousal Highest Daily Lifetime 6 Plus. In addition, no Loyalty Credit will be applied to your Annuity if before the fifth Annuity Anniversary: (i) you have surrendered your Annuity; (ii) you have annuitized your Annuity; (iii) your Beneficiary has elected our Beneficiary Continuation Option; or (iv) we have received due proof of your death (and there has been no spousal continuation election made). If your spouse continues the Annuity under our spousal continuation option, we will apply the Loyalty Credit to your Annuity only on the fifth Annuity Anniversary measured from the date that we originally issued you the Annuity. Since the Loyalty Credit is applied to the Account Value only, any guarantees that are not based on Account Value will not reflect the Loyalty Credit. Similarly, guarantees that are made against a loss in Account Value will not be triggered in certain very limited circumstances where they otherwise would have been, had no Loyalty Credit been applied to the Account Value.
HOW ARE LOYALTY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE OPTIMUM AND OPTIMUM FOUR ANNUITIES?
Any Loyalty Credit that is allocated to your Account Value on the fifth Annuity Anniversary will be allocated to the Fixed Allocations and Sub-accounts according to the “hierarchy” described in this paragraph. This hierarchy consists of a priority list of investment options, and the Loyalty Credit is applied based on which of the items below is applicable and in effect when the Loyalty Credit is applied. Thus, if a given item in the priority list is inapplicable to you, we move to the next item. The hierarchy is as follows: (a) if you participate in an asset allocation program (see Appendix C for a description of such programs), in accordance with that program, (b) in accordance with your standing allocation instructions (c) if you participate in the Systematic Investment Plan, in accordance with that Plan, (d) if you participate in an automatic rebalancing program, in accordance with that program (e) in accordance with how your most recent purchase payment was allocated and (f) otherwise in accordance with your instructions, if items (a) through (e) above are not permitted or applicable.
Example of Applying the Loyalty Credit with respect to Optimum.
Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. During Annuity Year four (i.e., prior to the fourth Annuity Anniversary) you make an additional $10,000 Purchase Payment. During the early part of Annuity Year five (i.e., prior to the fifth Annuity Anniversary) you make a $10,000 Purchase Payment and later in the year make a withdrawal of $5,000. The Loyalty Credit that we will apply to your Annuity on the fifth Annuity Anniversary is, subject to state availability, equal to 0.50% of $15,000 (this represents the $20,000 of Purchase Payments made during the first four Annuity Years minus the $5,000 withdrawal made in the fifth Annuity Year. The computation disregards the additional $10,000 Purchase Payment made in the fifth Annuity Year.) Therefore, the Loyalty Credit amount would be equal to $75.00.
Example of Applying the Loyalty Credit with respect to Optimum Four.
Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. During Annuity Year four (i.e., prior to the fourth Annuity Anniversary) you make an additional $10,000 Purchase Payment. During the early part of Annuity Year five (i.e., prior to the fifth Annuity Anniversary) you make a $10,000 Purchase Payment and later in the year make a withdrawal of $5,000. The Loyalty Credit that we

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will apply to your Annuity on the fifth Annuity Anniversary is, subject to state availability, equal to 2.75% of $15,000 (this represents the $20,000 of purchase payments made during the first four Annuity Years minus the $5,000 withdrawal made in the fifth Annuity Year. The computation disregards the additional $10,000 Purchase Payment made in the fifth Annuity Year.) Therefore, the Loyalty Credit amount would be equal to $412.50.
HOW DO I RECEIVE CREDITS UNDER THE OPTIMUM PLUS ANNUITY?
We apply a “Credit” to your Annuity’s Account Value each time you make a Purchase Payment during the first six (6) Annuity Years. The amount of the Credit is payable from our general account. The amount of the Credit depends on the Annuity Year in which the Purchase Payment(s) is made, according to the table below:
For annuities issued prior to February 13, 2006:

ANNUITY YEAR	CREDIT
1	6.00%
2	5.00%
3	4.00%
4	3.00%
5	2.00%
6	1.00%
7+	0.00%
For annuities issued on or after February 13, 2006 (subject to state availability):

ANNUITY YEAR	CREDIT
1	6.50%
2	5.00%
3	4.00%
4	3.00%
5	2.00%
6	1.00%
7+	0.00%
HOW ARE CREDITS APPLIED TO ACCOUNT VALUE UNDER THE OPTIMUM PLUS ANNUITY?
Each Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.
Examples of Applying Credits
Initial Purchase Payment
Assume you make an initial Purchase Payment of $10,000 and your Annuity is issued on or after February 13, 2006. We would apply a 6.5% Credit to your Purchase Payment and allocate the amount of the Credit ($650 = $10,000 × .065) to your Account Value in the proportion that your Purchase Payment is allocated.
Additional Purchase Payment in Annuity Year 2
Assume that you make an additional Purchase Payment of $5,000. We would apply a 5.0% Credit to your Purchase Payment and allocate the amount of the Credit ($250 = $5,000 × .05) to your Account Value.
Additional Purchase Payment in Annuity Year 6
Assume that you make an additional Purchase Payment of $15,000. We would apply a 1.0% Credit to your Purchase Payment and allocate the amount of the Credit ($150 = $15,000 × .01) to your Account Value.
The amount of any Optimum Plus Credits applied to your Optimum Plus Annuity Account Value can be taken back by Prudential Annuities under certain circumstances:

▪
any Optimum Plus Credits applied to your Account Value on Purchase Payments made within the 12 months before the Owner’s (or Annuitant’s if entity owned) date of death will be taken back (to the extent allowed by state law);

▪
the amount available under the Medically-Related Surrender portion of the Annuity will not include the amount of any Optimum Plus Credits payable on Purchase Payments made within 12 months prior to the date of a request under the Medically-Related Surrender provision; and

▪	if you elect to “free look” your Annuity, the amount returned to you will not include the amount of any Optimum Plus Credits.
The Account Value may be substantially reduced if Prudential Annuities takes back the Optimum Plus Credit amount under these circumstances. The amount we take back will equal the Optimum Plus Credit amount, without adjustment up or down for investment performance. Therefore, any gain on

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the Optimum Plus Credit amount will not be taken back. But if there was a loss on the Optimum Plus Credit amount, the amount we take back will still equal the amount of the Optimum Plus Credit amount. We do not deduct a CDSC in any situation where we take back the Optimum Plus Credit amount. During the first 10 Annuity Years, the total asset-based charges on this Annuity (including the Insurance Charge and the Distribution Charge) are higher than many of our other annuities, including other annuities we offer that apply credits to Purchase Payments.
General Information about Credits

▪	We do not consider Credits to be “investment in the contract” for income tax purposes.

▪	You may not withdraw the amount of any Credits under the Free Withdrawal provision. The Free Withdrawal provision only applies to withdrawals of purchase payments.
ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. You may not transfer Account Value to any DCA fixed Allocation. You may only allocate payments to DCA Fixed Allocations.
Currently, we charge $10.00 for each transfer after the twentieth (20th) transfer in each Annuity Year. Transfers made as part of a Dollar Cost Averaging, Automatic Rebalancing or asset allocation program do not count toward the 20 free transfer limit. Renewals or transfers of Account Value from an MVA Fixed Allocation at the end of its Guarantee Period are not subject to the transfer charge. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee. We may also increase the Transfer Fee that we charge to $15.00 for each transfer after the number of free transfers has been used up. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.
Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission or other electronic transmission as a “writing”, (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and (iii) do not count any transfer that solely involves Sub-accounts corresponding to the AST Government Money Market Portfolio, or any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.
Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called “market timing,” can make it very difficult for a Portfolio manager to manage a Portfolio’s investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. Each Annuity offers Sub-accounts designed for Owners who wish to engage in frequent transfers (i.e., one or more of the Sub-accounts corresponding to the AST Government Money Market Portfolio), and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.
In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by a Portfolio (e.g., by the Portfolio’s portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

▪
With respect to each Sub-account (other than the AST Government Money Market Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the “Transfer Out”) all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the “Restricted Sub-account”). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals; (ii) do not count any transfer that solely involves Sub-accounts corresponding to the AST Government Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.

▪
We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

If we deny one or more transfer requests under the foregoing rules, we will inform you or your financial professional promptly of the circumstances concerning the denial.

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There are contract owners of different variable annuity contracts that are funded through the same Separate Account that are not subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Finally, there are contract owners of other variable annuity contracts or variable life contracts that are issued by Prudential Annuities as well as other insurance companies that have the same underlying mutual fund portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a financial professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund’s assets which may affect all contract owners invested in the affected options. Apart from jurisdiction- specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a financial professional or third party investment advisor), and will not waive a transfer restriction for any contract owner.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.
The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter or its transfer agent that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners (including an Annuity Owner’s TIN number), and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.
A Portfolio also may assess a short term trading fee (redemption fee) in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value, to the extent allowed by law. At present, no Portfolio has adopted a short-term trading fee.
DO YOU OFFER DOLLAR COST AVERAGING?
Yes. As discussed below, we offer Dollar Cost Averaging programs during the accumulation period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one investment option to one or more other investment options. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts, or a program that transfers amounts monthly from the Fixed Allocations. By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of Sub-account on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining Sub-account. We do not deduct a charge for participating in a Dollar Cost Averaging program.
You can Dollar Cost Average from Sub-accounts or the Fixed Allocations. Dollar Cost Averaging from Fixed Allocations is subject to a number of rules that include, but are not limited to the following:

▪	You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.

▪
You may only Dollar Cost Average earnings or principal plus earnings. If transferring principal plus earnings, the program must be designed to last the entire Guarantee Period for the Fixed Allocation.

▪	Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.
NOTE: When a Dollar Cost Averaging program is established from a Fixed Allocation, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts during the Guarantee Period. This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.
The Dollar Cost Averaging program is not available if you have elected an automatic rebalancing program or an asset allocation program. Dollar Cost Averaging from Fixed Allocations also is not available if you elect certain optional benefits.
Prudential Annuities may offer Fixed Allocations with Guarantee Periods of 6 months or 12 months exclusively for use with a Dollar Cost Averaging program (“DCA Fixed Allocations”). DCA Fixed Allocations are designed to automatically transfer Account Value in either 6 or 12 payments under a Dollar Cost Averaging program. Dollar Cost Averaging transfers will be effected on the date the DCA Fixed Dollar Allocations is established and each month following until the entire principal amount plus earning is transferred. DCA Fixed Allocations may only be established with your initial Purchase

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Payment or additional purchase payments. You may not transfer existing Account Value to a DCA Fixed Allocation. We reserve the right to terminate offering these special purpose Fixed Allocations at any time.
Account Value allocated to the DCA Fixed Allocation will be transferred to the Sub-accounts you choose under the Dollar Cost Averaging program. If you terminate the Dollar Cost Averaging program before the entire principal amount plus earnings has been transferred to the Sub-account(s), you must transfer all remaining Account Value to any other investment option. Unless you provide alternate instructions at the time you terminate the Dollar Cost Averaging program, Account Value will be transferred to the AST Government Money Market Sub-account unless restricted due to benefit election. Transfers from Fixed Allocations as part of a Dollar Cost Averaging program are not subject to a Market Value Adjustment. However, a Market Value Adjustment will apply if you terminate the Dollar Cost Averaging program before the entire principal amount plus earnings has been transferred to the Sub-account(s).
DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
Yes. During the accumulation period, we offer Automatic Rebalancing among the Sub-accounts you choose. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you chose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the “overweighted” Sub-accounts to the “underweighted” Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift.
Any transfer to or from any Sub-account that is not part of your Automatic Rebalancing program, will be made; however, that Sub-account will not become part of your rebalancing program unless we receive instructions from you indicating that you would like such option to become part of the program.
There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a Systematic Withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.
If you are participating in an optional living benefit (such as Highest Daily Lifetime 6 Plus) that makes transfers under a pre-determined mathematical formula, and you elected automatic rebalancing; you should be aware that: (a) the AST bond portfolio used as part of the pre-determined mathematical formula will not be included as part of automatic rebalancing and (b) the operation of the formula may result in the rebalancing not conforming to the percentage allocations that you specified originally as part of your Automatic Rebalancing Program.
ARE ANY ASSET ALLOCATION PROGRAMS AVAILABLE?
Yes. Certain “static asset allocation programs” are provided by LPL Financial Corporation (“LPL”), the firm selling the Annuity. Initially, you may be required to enroll in an available asset allocation program if you purchase one of the Annuities. Additionally, certain optional benefits require your Account Value be maintained in a model in the asset allocation program. These programs are considered static because once you have selected a model portfolio, the Sub-accounts and the percentage of contract value allocated to each Sub-account cannot be changed without your consent and direction. The programs are available at no additional charge. Under these programs, the Sub-account for each asset class in each model portfolio is designated for you. Under the programs, the values in the Sub-accounts will be rebalanced periodically back to the indicated percentages for the applicable asset class within the model portfolio that you have selected. The programs are offered by LPL. We have not designed the models or the program, and we are not responsible for them. Our role is limited to administering the model you select. For more information on the asset allocation programs see the Appendix entitled “Additional Information on the Asset Allocation Programs.”
Asset allocation is a sophisticated method of diversification, which allocates assets among asset classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. No personalized investment advice is provided in connection with the asset allocation programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. LPL reserves the right to terminate or change the programs at any time. We reserve the right to change the way in which we administer the program you have selected with your LPL financial professional, and we reserve the right to terminate our administration of the programs. You should consult with your LPL financial professional before electing any asset allocation program.
WHAT IS THE BALANCED INVESTMENT PROGRAM?
We offer a balanced investment program where a portion of your Account Value is allocated to a Fixed Allocation and the remaining Account Value is allocated to the Sub-accounts that you select. When you enroll in the Balanced Investment Program, you choose the duration that you wish the program to last. This determines the duration of the Guarantee Period for the Fixed Allocation. Based on the fixed rate for the Guarantee Period chosen, we calculate the portion of your Account Value that must be allocated to the Fixed Allocation to grow to a specific “principal amount” (such as your initial Purchase Payment). We determine the amount based on the rates then in effect for the Guarantee Period you choose. If you continue the program until the end of the Guarantee Period and make no withdrawals or transfers, at the end of the Guarantee Period, the Fixed Allocation will have grown to equal the “principal amount”. Withdrawals or transfers from the Fixed Allocation before the end of the Guarantee Period will terminate the program and may be subject to a Market Value Adjustment (which may be positive or negative). You can transfer the Account Value that is not allocated to the Fixed Allocation between any of the Sub-accounts available under your Annuity. Account Value you allocate to the Sub-accounts is

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subject to Sub-account fluctuations and may increase or decrease in value. We do not deduct a charge for participating in the Balanced Investment Program. This program is not available if your Annuity is held as a Beneficiary Annuity.
Example
Assume you invest $100,000. You choose a 10-year program and allocate a portion of your Account Value to a Fixed Allocation with a 10-year Guarantee Period. The rate for the 10-year Guarantee Period is 2.50%*. Based on the fixed interest rate for the Guarantee Period chosen, the factor is 0.781198 for determining how much of your Account Value will be allocated to the Fixed Allocation. That means that $78,120 will be allocated to the Fixed Allocation and the remaining Account Value ($21,880) will be allocated to the Sub-accounts. Assuming that you do not make any withdrawals or transfers from the Fixed Allocation, it will grow to $100,000 at the end of the Guarantee Period. Of course we cannot predict the value of the remaining Account Value that was allocated to the Sub-accounts.

*	The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.
MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?
Yes. Subject to our rules, your financial professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving investment options. If your financial professional has this authority, we deem that all transactions that are directed by your financial professional with respect to your Annuity have been authorized by you. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your financial professional until we receive notification of the revocation of such person’s authority. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.
For certain Broker Dealers: If instructed by your Broker Dealer, we may allow your financial professional to effectuate withdrawals on your behalf.  In the event you do not wish that your financial professional have this authority, please contact us immediately.
MAY I AUTHORIZE MY THIRD PARTY INVESTMENT ADVISOR TO MANAGE MY ACCOUNT?
Yes. You may engage your own investment advisor to manage your account. These investment advisors may be firms or persons who also are appointed by us, or whose affiliated broker-dealers are appointed by us, as authorized sellers of the Annuities. Even if this is the case, however, please note that the investment advisor you engage to provide advice and/or make transfers for you, is not acting on our behalf, but rather is acting on your behalf. We do not offer advice about how to allocate your Account Value under any circumstance. As such, we are not responsible for any recommendations such investment advisors make, any investment models or asset allocation programs they choose to follow or any specific transfers they make on your behalf. Please note that if you have engaged a third-party investment advisor to provide asset allocation services with respect to your Annuity, we may not allow you to elect an optional benefit that requires investment in an asset allocation Portfolio and/or that involves mandatory Account Value transfers (e.g. Highest Daily GRO).
It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for the services.
We or an affiliate of ours may provide administrative support to licensed, registered financial professionals or investment advisors who you authorize to make financial transactions on your behalf. We may require financial professionals or investment advisors, who are authorized by multiple contract owners to make financial transactions, to enter into an administrative agreement with Prudential Annuities as a condition of our accepting transactions on your behalf. The administrative agreement may impose limitations on the financial professional’s or investment advisor’s ability to request financial transactions on your behalf. These limitations are intended to minimize the detrimental impact of a financial professional who is in a position to transfer large amounts of money for multiple clients in a particular Portfolio or type of portfolio or to comply with specific restrictions or limitations imposed by a Portfolio(s) of Prudential Annuities.
Please Note: Annuities where your financial professional or investment advisor has the authority to forward instruction on financial transactions are also subject to the restrictions on transfers between investment options that are discussed in the section entitled “ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?” Since transfer activity directed by a financial professional or third party investment adviser may result in unfavorable consequences to all contract owners invested in the affected options, we reserve the right to limit the investment options available to a particular Owner where such authority as described above has been given to a financial professional or investment advisor or impose other transfer restrictions we deem necessary. The administrative agreement may limit the available investment options, require advance notice of large transactions, or impose other trading limitations on your financial professional. Your financial professional will be informed of all such restrictions on an ongoing basis. We may also require that your financial professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.prudentialannuities.com).
Limitations that we may impose on your financial professional or investment advisor under the terms of the administrative agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.
HOW DO THE FIXED ALLOCATIONS WORK?
We credit a fixed interest rate to the Fixed Allocation throughout a set period of time called a “Guarantee Period.” Fixed Allocations currently are offered with Guarantee Periods from 1 to 10 years. We may make Fixed Allocations of different durations available in the future, including Fixed Allocations offered exclusively for use with certain optional investment programs. Fixed Allocations may not be available in all states and may not always be available for all Guarantee Periods depending on market factors and other considerations.

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The interest rate credited to a Fixed Allocation is the rate in effect when the Guarantee Period begins and does not change during the Guarantee Period. The rates are an effective annual rate of interest. We determine, in our sole discretion, the interest rates for the various Guarantee Periods. At the time that we confirm your Fixed Allocation, we will advise you of the interest rate in effect and the date your Fixed Allocation matures. We may change the rates we credit new Fixed Allocations at any time. Any change in interest rate does not affect Fixed Allocations that were in effect before the date of the change. To inquire as to the current rates for Fixed Allocations, please call 1-888-PRU-2888.
A Guarantee Period for a Fixed Allocation begins:

▪	when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;

▪	upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or

▪	when you “renew” a Fixed Allocation by electing a new Guarantee Period.
To the extent permitted by law, we may establish different interest rates for Fixed Allocations offered to a class of Owners who choose to participate in various optional investment programs we make available. This may include, but is not limited to, Owners who elect to use Fixed Allocations under a dollar cost averaging program (see “Do You Offer Dollar Cost Averaging?”) or the Balanced Investment Program.
The interest rate credited to Fixed Allocations offered to this class of purchasers may be different than those offered to other purchasers who choose the same Guarantee Period but who do not participate in an optional investment program. Any such program is at our sole discretion.
Prudential Annuities offers Fixed Allocations with Guarantee Periods of 3 months or 6 months exclusively for use as a short-term Fixed Allocation (“Short-term Fixed Allocations”). Short-term Fixed Allocations may only be established with your initial Purchase Payment or additional Purchase Payments. You may not transfer existing Account Value to a Short-term Fixed Allocation. We reserve the right to terminate offering these special purpose Fixed Allocations at any time.
On the Maturity Date of the Short-term Fixed Allocation, the Account Value will be transferred to the Sub-account(s) you choose at the inception of the program. If no instructions are provided, such Account Value will be transferred to the AST Government Money Market Sub-account. Short-term Fixed Allocations may not be renewed on the Maturity Date. If you surrender the Annuity or transfer any Account Value from the Short-term Fixed Allocation to any other investment option before the end of the Guarantee Period, a Market Value Adjustment will apply.
HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific formula for determining the fixed interest rates for Fixed Allocations. Generally the interest rates we offer for Fixed Allocations will reflect the investment returns available on the types of investments we make to support our fixed rate guarantees. These investment types may include cash, debt securities guaranteed by the United States government and its agencies and instrumentalities, money market instruments, corporate debt obligations of different durations, private placements, asset-backed obligations and municipal bonds. In determining rates we also consider factors such as the length of the Guarantee Period for the Fixed Allocation, regulatory and tax requirements, liquidity of the markets for the type of investments we make, commissions, administrative and investment expenses, our insurance risks in relation to the Fixed Allocations, general economic trends and competition. Some of these considerations are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts. For some of the same reasons that we deduct the Insurance Charge against the Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Allocations, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.
We will credit interest on a new Fixed Allocation in an existing Annuity at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.
The interest rate we credit for a Fixed Allocation may be subject to a minimum. Please refer to the Statement of Additional Information. In certain states the interest rate may be subject to a minimum under state law or regulation.
HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw Account Value from a MVA Fixed Allocation more than 30 days before the end of its Guarantee Period, we will adjust the value of your investment based on a formula, called a “Market Value Adjustment” or “MVA”. Under certain optional benefits (such as GRO and GRO Plus) a formula transfers amounts between the MVA Fixed Allocations and the Permitted Sub-accounts. The amount of any Market Value Adjustment can be either positive or negative, depending on the movement of a combination of Strip Yields on Strips and an Option-adjusted Spread (each as defined below) between the time that you purchase the Fixed Allocation and the time you make a transfer or withdrawal. The Market Value Adjustment formula compares the combination of Strip Yields for Strips and the Option-adjusted Spreads as of the date the Guarantee Period began with the combination of Strip Yields for Strips and the Option-adjusted Spreads as of the date the MVA is being calculated. Any Market Value Adjustment that applies will be subject to our rules for complying with applicable state law.

▪	“Strips” are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.

▪	“Strip Yields” are the yields payable on coupon Strips of United States Treasury securities.

▪
“Option-adjusted Spread” is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the ICE BofAML 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

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Source ICE Data Indices, LLC, used with permission. ICE Data Indices, LLC IS LICENSING THE ICE DATA INDICES AND RELATED DATA "AS IS," MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE DATA INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND PRUDENTIAL, OR ANY OF ITS PRODUCTS OR SERVICES.
MVA Formula
The MVA formula is applied separately to each MVA Fixed Allocation to determine the Account Value of the MVA Fixed Allocation on a particular date. The formula is as follows:
[(1+I) / (1+J+0.0010)]^(N/365)
where:
I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
N is the number of days remaining in the original Guarantee Period.
The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 0.10%. It is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.
If you surrender your Annuity under the right to cancel provision, the MVA formula is:
[(1 + I)/(1 + J)]^(N/365)
MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value. Assume the following:

▪
You allocate $50,000 into a MVA Fixed Allocation (we refer to this as the “Allocation Date” in these examples) with a Guarantee Period of 5 years (we refer to this as the “Maturity Date” in these examples).

▪	The Strip Yields for coupon Strips beginning on Allocation Date and maturing on Maturity Date plus the Option-adjusted Spread is 5.50% (I = 5.50%).

▪	You make no withdrawals or transfers until you decide to withdraw the entire MVA Fixed Allocation after exactly three (3) years, at which point 730 days remain before the Maturity Date (N = 730).
Example Of Positive MVA
Assume that at the time you request the withdrawal, the Strip Yields for Strips maturing on the Maturity Date plus the Option-adjusted Spread is 4.00% (J = 4.00%). Based on these assumptions, the MVA would be calculated as follows:
MVA Factor = [(1+I)/(1+J+0.0010)]^(N/365) = [1.055/1.041]2 /= 1.027078
Interim Value = $57,881.25
Account Value after MVA = Interim Value × MVA Factor = $59,448.56
Example Of Negative MVA
Assume that at the time you request the withdrawal, the Strip Yields for Strips maturing on the Maturity Date plus the Option-adjusted Spread is 7.00% (J = 7.00%). Based on these assumptions, the MVA would be calculated as follows:
MVA Factor = [(1+I)/(1+J+0.0010)]^(N/365) = [1.055/1.071]2 = 0.970345
Interim Value = $57,881.25

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Account Value after MVA = Interim Value × MVA Factor = $56,164.78
WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The “Maturity Date” for a Fixed Allocation is the last day of the Guarantee Period (note that the discussion in this section of Guarantee Periods is not applicable to the DCA Fixed Allocations and the Benefit Fixed Rate Account). Before the Maturity Date, you may choose to renew the Fixed Allocation for a new Guarantee Period of the same or different length or you may transfer all or part of that Fixed Allocation’s Account Value to another Fixed Allocation or to one or more Sub-accounts. We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more Sub-accounts. We will notify you before the end of the Guarantee Period about the fixed interest rates that we are currently crediting to all Fixed Allocations that are being offered. The rates being credited to Fixed Allocations may change before the Maturity Date.
If you do not specify how you want a Fixed Allocation to be allocated on its Maturity Date, we will then transfer the Account Value of the Fixed Allocation to the AST Government Money Market Sub-account. You can then elect to allocate the Account Value to any of the Sub-accounts or to a new Fixed Allocation.

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ACCESS TO ACCOUNT VALUE
WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the accumulation period you can access your Account Value through partial withdrawals, Systematic Withdrawals, and where required for tax purposes, Required Minimum Distributions (“RMD”). You can also surrender your Annuity at any time. Depending on your instructions we may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC, if applicable. If you surrender your Annuity, in addition to any CDSC, we may deduct the Annual Maintenance Fee, any Tax Charge that applies and the charge for any optional benefits. We may also apply a Market Value Adjustment to MVA Fixed Allocations being withdrawn or surrendered. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called “Free Withdrawals.” Unless you notify us differently, as permitted, withdrawals are taken pro-rata based on the Account Value in the investment options at the time we receive your withdrawal request. Each of these types of distributions is described more fully below.
ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NONQUALIFIED ANNUITIES?
During The Accumulation Period
A distribution during the accumulation period is deemed to come first from any “gain” in your Annuity and second as a return of your “tax basis”, if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to the taxpayer’s age 59 1/2, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.
During The Annuitization Period
During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have “exclusionary rules” that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in your Annuity. Once the tax basis in your Annuity has been distributed, the remaining annuity payments are taxable as ordinary income. The tax basis in your Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.
There may also be tax implications on distributions from qualified Annuities. See “Tax Considerations” for information about qualified Annuities and for additional information about nonqualified Annuities.
CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation period.

▪
To meet liquidity needs, you can withdraw a limited amount from your Annuity during each Annuity Year without application of any CDSC. We call this the “Free Withdrawal” amount. The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity. After any partial withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the partial withdrawal request as a request to fully surrender your annuity. The minimum Free Withdrawal you may request is $100.

▪	You can also make withdrawals in excess of the Free Withdrawal amount. The minimum partial withdrawal you may request is $100.
To determine if a CDSC applies to partial withdrawals, we:

1.	First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC.

2.
Next determine what, if any, remaining amounts are withdrawals of purchase payments. Amounts in excess of the Free Withdrawal amount will be treated as withdrawals of purchase payments unless all purchase payments have been previously withdrawn. These amounts are subject to the CDSC. Purchase payments are withdrawn on a first in, first out basis.

3.	Withdraw any remaining amounts from any other Account Value. These amounts are not subject to the CDSC.
You may request a withdrawal for an exact dollar amount after deduction of any CDSC that applies (called a “net withdrawal”) or request a gross withdrawal from which we will deduct any CDSC that applies, resulting in less money being payable to you than the amount you requested. If you request a net withdrawal, the amount deducted from your Account Value to pay the CDSC may also be subject to a CDSC.
Partial withdrawals may also be available following annuitization but only if you choose certain annuity payment options. (Note, however, that we do not permit commutation once annuity payments have commenced).
To request the forms necessary to make a withdrawal from your Annuity, call 1-888-PRU-2888 or visit our Internet Website at www.prudentialannuities.com.
HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
The maximum Free Withdrawal amount during each Annuity Year is equal to 10% of all purchase payments that are subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

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CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. Our systematic withdrawal program is an administrative program designed for you to withdraw a specified amount from your Annuity on an automated basis at the frequency you select (“systematic withdrawals”). This program is available to you at no additional charge. We may cease offering this program or change the administrative rules related to the program at any time on a non-discriminatory basis.
You may not have a systematic withdrawal program, as described in this section, if you are receiving substantially equal periodic payments under Sections 72(t) or 72(q) of the Code or Required Minimum Distributions.
You may terminate your systematic withdrawal program at any time. Ownership changes to, and assignment of, your Annuity will terminate any systematic withdrawal program on the Annuity as of the effective date of the change or assignment. Requesting partial withdrawals while you have a systematic withdrawal program may also terminate your systematic withdrawal program as described below.
Systematic withdrawals can be made from your Account Value allocated to the Sub-accounts or certain MVA Options. Please note that systematic withdrawals may be subject to any applicable CDSC and/or an MVA. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.
The minimum amount for each systematic withdrawal is $100. If any scheduled systematic withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled systematic withdrawal.
If you do not have an optional benefit, we will withdraw systematic withdrawals from the Investment Options you have designated (your “designated Investment Options”). If you do not designate Investment Options for systematic withdrawals, we will withdraw systematic withdrawals pro rata based on the Account Value in the Investment Options at the time we pay out your withdrawal. “Pro rata” means that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value. For any scheduled systematic withdrawal for which you have elected a specific dollar amount and have specified percentages to be withdrawn from your designated Investment Options, if the amounts in your designated Investment Options cannot satisfy such instructions, we will withdraw systematic withdrawals pro rata (as described above) based on the Account Value across all of your Investment Options.
If you have a Guaranteed Lifetime Minimum Withdrawal Benefit or the Guaranteed Minimum Withdrawal Benefit (GMWB) and elect, or have elected, to receive withdrawals under the benefit using our systematic withdrawal program, please be advised of the current administrative rules associated with this program:

▪	Excluding Lifetime Five and GMWB, systematic withdrawals must be taken from your Account Value on a pro rata basis from the Investment Options at the time we process each withdrawal.

▪
If you either have an existing or establish a new systematic withdrawal program for a) your Annual Income Amount, Annual Withdrawal Amount (only applicable to Lifetime Five), Protected Annual Withdrawal Amount (only applicable to GMWB) or LIA Amount (only applicable to a Lifetime Income Accelerator Benefit) or b) for a designated amount that is less than your Annual Income Amount or Protected Annual Withdrawal Amount, and we receive a request for a partial withdrawal from your Annuity in Good Order, we will process your partial withdrawal request and may cancel your systematic withdrawal program.

▪
If you either have or establish a new systematic withdrawal program for an amount greater than your Annual Income Amount, Protected Annual Withdrawal Amount or LIA Amount, it is important to note that these systematic withdrawals may result in Excess Income which will negatively impact your guaranteed withdrawal amounts available in future Annuity Years. Taking partial withdrawals in addition to your systematic withdrawal program will further increase the impact on your future guaranteed withdrawal amounts.

▪	For a discussion of how a withdrawal of Excess Income would impact your optional living benefits, see “Living Benefits” later in this prospectus.
Gross Withdrawal or Net Withdrawal. Generally, you can request either a gross withdrawal or a net withdrawal. If, however, you are taking your withdrawal under your living benefit as described above through our Systematic Withdrawal program, you will only be permitted to take that withdrawal on a gross basis. In a gross withdrawal, you request a specific withdrawal amount with the understanding that the amount you actually receive is reduced by an applicable CDSC or tax withholding. In a net withdrawal, you request a withdrawal for an exact dollar amount with the understanding that any applicable deduction for CDSC or tax withholding is taken from your Account Value. This means that an amount greater than the amount of your requested withdrawal will be deducted from your Unadjusted Account Value. To make sure that you receive the full amount requested, we calculate the entire amount, including the amount generated due to the CDSC or tax withholding, that will need to be withdrawn. We then apply the CDSC or tax withholding to that entire amount. As a result, you will pay a greater CDSC or have more tax withheld if you elect a net withdrawal.
DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t) AND 72(q) OF THE INTERNAL REVENUE CODE?
Yes. If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% additional tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of “substantially equal periodic payments.” For Annuities issued as Nonqualified Annuities, the Code may provide a similar exception to the 10% additional tax under Section 72(q) of the Code. Distributions received under these provisions in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to any applicable CDSC. We may apply a Market Value Adjustment to any MVA Fixed Allocations. To request a program that complies with Section 72(t)/72(q), you must provide us with certain required information in

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writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. The Surrender Value of your Annuity must be at least $20,000 before we will allow you to begin a program for withdrawals under Section 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.
You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 1/2 that are not subject to the 10% additional tax.
WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See “Tax Considerations” for a further discussion of Required Minimum Distributions.)
Required Minimum Distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Required Minimum Distribution rules do not apply to Roth IRAs during the Owner’s lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the Required Minimum Distribution rules under the Code. We do not assess a CDSC on Required Minimum Distributions from your Annuity if you are required by law to take such Required Minimum Distributions from your Annuity at the time it is taken, provided the amount withdrawn is the amount we calculate as the RMD and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the Required Minimum Distribution provisions in relation to other savings or investment plans under other qualified retirement plans not maintained with Prudential Annuities. However, no MVA may be assessed on a withdrawal taken to meet RMD requirements applicable to your Annuity.
The amount of the Required Minimum Distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your Required Minimum Distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have Required Minimum Distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to Systematic Withdrawals applies to monthly Required Minimum Distributions but does not apply to Required Minimum Distributions taken out on a quarterly, semi-annual or annual basis.
You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a continued means of receiving income payments and satisfying the Required Minimum Distribution provisions under the Code.
Please see “Highest Daily Lifetime 6 Plus” under the subsection “Required Minimum Distributions” for further information relating to Required Minimum Distributions if you own that benefit.
CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.
For purposes of calculating any applicable CDSC on surrender, the purchase payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative Sub-account performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount. We may apply a Market Value Adjustment to any MVA Fixed Allocations.
Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.
To request the forms necessary to surrender your Annuity, call 1-888-PRU-2888 or visit our Internet Website at www.prudentialannuities.com.
We apply as a threshold, in certain circumstances, a minimum Surrender Value of $1,000. If you purchase an Annuity without a lifetime guaranteed minimum withdrawal benefit, we will not allow you to take any withdrawals that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. Likewise, if you purchase an Annuity with certain lifetime guaranteed minimum withdrawal benefits, we will not allow you to take a Non-Lifetime Withdrawal (see “Living Benefits”) that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value.
WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
Where permitted by law, you may request to surrender all or part of your Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related “Contingency Event” as described below (a “Medically-Related Surrender”). The requirements of such a surrender and waiver may vary by state.
We may apply a Market Value Adjustment to any MVA Fixed Allocations. If you request a full surrender, the amount payable will be your Account Value minus, with respect to Optimum Plus, (a) the amount of any Credits applied within 12 months prior to your request to surrender your Annuity under this provision (or as otherwise stipulated by applicable State law); and (b) the amount of any Credits added in conjunction with any Purchase Payments received after our receipt of your request for a Medically-Related Surrender (e.g. Purchase Payments received at such time pursuant to a salary reduction program). With respect to partial surrenders, we similarly reserve the right to take back Credits as described above (if allowed by State law).

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This waiver of any applicable CDSC is subject to our rules in place at the time of your request, which currently include but are not limited to the following:

▪	The Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the “Contingency Event” described below in order to qualify for a Medically-Related Surrender;

▪	the Annuitant must be alive as of the date we pay the proceeds of such surrender request;

▪	if the Owner is one or more natural persons, all such Owners must also be alive at such time;

▪	we must receive satisfactory proof of the Annuitant’s confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us;

▪	no additional Purchase Payments can be made to the Annuity; and

▪	proceeds will only be sent by check or electronic fund transfer directly to the Owner.
A “Contingency Event” occurs if the Annuitant is:

▪	first confined in a “Medical Care Facility” while your Annuity is in force and remains confined for at least 90 days in a row; or

▪	first diagnosed as having a “Fatal Illness” while your Annuity is in force.
The definitions of “Medical Care Facility” and “Fatal Illness,” as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions. This waiver is not available in Massachusetts and New York.
WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make available annuity options that provide fixed annuity payments. Your Annuity provides certain fixed annuity payment options. We do not guarantee to continue to make available or any other option other than the fixed annuity payment options set forth in your Annuity. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. Please refer to the “Living Benefits” section below for a description of annuity options that are available when you elect one of the living benefits. For additional information on annuity payment options you may request a Statement of Additional Information. You must annuitize your entire Account Value; partial annuitizations are not allowed.
You have a right to choose your annuity start date, provided that it is no later than the first day of the calendar month next following the 95th birthday of the oldest of any Owner and Annuitant whichever occurs first (“Latest Annuity Date”) and no earlier than the earliest permissible Annuity Date. If you do not request an earlier Annuity Date in writing, then your Annuity Date will be the Latest Annuity Date. You may choose one of the Annuity Options described below, and the frequency of annuity payments. Certain annuity options and/or periods certain may not be available, depending on the age of the Annuitant. You may change your choices before the Annuity Date.
Certain of these annuity options may be available as “settlement options” to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.
Please note, with respect to Optimum Plus, you may not annuitize within the first three Annuity Years and with respect to Optimum and Optimum Four, you may not annuitize within the first Annuity Year.
For Beneficiary Annuities, no annuity payments are available and all references to an Annuity Date are not applicable.
Option 1
Payments for Life: Under this option, income is payable periodically until the death of the “Key Life”. The “Key Life” (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the Key Life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. Under this option, you cannot make a partial or full surrender of the annuity.
Option 2
Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor’s death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the Key Lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. Under this option, you cannot make a partial or full surrender of the annuity.
Option 3
Payments for Life with a Certain Period: Under this option, income is payable until the death of the Key Life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. Under this option, you cannot make a partial or full surrender of the annuity. If this Annuity is issued as a Qualified Annuity contract and annuity payments begin after age 92, then this Option will be modified to permit a period certain that will end no later than the life expectancy of the annuitant defined under the IRS Required Minimum Distribution tables.

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Option 4
Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary until the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.
We may make different annuity and settlement options available in the future. We do not guarantee to continue to make available any other option other than the fixed annuity payment options set forth in your contract.
HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.
You have a right to choose your Annuity Date provided it is no later than the maximum Annuity Date that may be required by law or under the terms of your Annuity.
For Annuities issued prior to November 20, 2006:

▪
if you do not provide us with your Annuity Date, a default date for the Annuity Date will be the first day of the calendar month following the later of the Annuitant’s 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and

▪	unless you instruct us otherwise, the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.
If you choose to defer the Annuity Date beyond the default date, the IRS may not consider your contract to be an annuity under the tax law. If that should occur, all gain in your Annuity at that time will become immediately taxable to you. Further, each subsequent year’s increase in Account Value would be taxable in that year. By choosing to continue to defer after the default date, you will assume the risk that your Annuity will not be considered an annuity for federal income tax purposes.
For Annuities issued on or after November 20, 2006:

▪
Unless we agree otherwise, the Annuity Date you choose must be no later than the first day of the calendar month coinciding with or next following the oldest Owner’s or Annuitant’s 95th birthday, whichever occurs first, and the fifth anniversary of the Issue Date.

▪
If you do not provide us with your Annuity Date, the maximum date as described above will be the default date; and, unless you instruct us otherwise, we will pay you the annuity payments and the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain

Please note that annuitization essentially involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).
HOW ARE ANNUITY PAYMENTS CALCULATED?
Fixed Annuity Payments
If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the Key Life. Otherwise, the rates will differ according to the gender of the Key Life.

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LIVING BENEFITS
DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?
Prudential Annuities offers different optional benefits, for an additional charge, that can provide retirement income protection for Owners while they are alive. Optional benefits are not available if your Annuity is held as a Beneficiary Annuity. Notwithstanding the additional protection provided under an optional Living Benefit, the additional cost has the impact of reducing net performance of the investment options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. Depending on which optional benefit you choose, you can have flexibility to invest in the Sub-accounts while:

▪	protecting a principal amount from decreases in value as of specified future dates due to investment performance;

▪	taking withdrawals with a guarantee that you will be able to withdraw not less than a guaranteed benefit base over time;

▪	guaranteeing a minimum amount of growth will be applied to your principal, if it is to be used as the basis for certain types of lifetime income payments or lifetime withdrawals; or

▪	providing spousal continuation of certain benefits.
The “living benefits” are as follows:
Guaranteed Return Option Plus II (GRO Plus II)
Highest Daily Guaranteed Return Option II (HD GRO II)
Guaranteed Return Option (GRO)1
Guaranteed Return Option Plus (GRO Plus)1
Guaranteed Return Option Plus 2008 (GRO Plus 2008)1
Highest Daily Guaranteed Return Option (Highest Daily GRO)1
Guaranteed Minimum Withdrawal Benefit (GMWB)1
Guaranteed Minimum Income Benefit (GMIB)1
Lifetime Five Income Benefit and Spousal Lifetime Five Income Benefit1
Highest Daily Lifetime Five Income Benefit1
Highest Daily Lifetime Seven Income Benefit1
Spousal Highest Daily Lifetime Seven Income Benefit1
Highest Daily Lifetime Seven with Beneficiary Income Option Income Benefit1
Highest Daily Lifetime Seven with Lifetime Income Accelerator Income Benefit1
Spousal Highest Daily Lifetime Seven with Beneficiary Income Option Income Benefit1
Highest Daily Lifetime 7 Plus Income Benefit1
Spousal Highest Daily Lifetime 7 Plus Income Benefit1
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit1
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit1
Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit1
Highest Daily Lifetime 6 Plus Income Benefit1
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator1
Spousal Highest Daily Lifetime 6 Plus Income Benefit1

(1)	No longer available for new elections.
Here is a general description of each kind of living benefit that exists under this Annuity:

▪
Guaranteed Minimum Accumulation Benefits. The common characteristic of these benefits is that a specified amount of your annuity value is guaranteed at some point in the future. For example, under our Highest Daily GRO II benefit, we make an initial guarantee that your annuity value on the day you start the benefit will not be any less ten years later. If your annuity value is less on that date, we use our own funds to give you the difference. Because the guarantee inherent in the guaranteed minimum accumulation benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. Please note that these guaranteed minimum accumulation benefits require your participation in certain predetermined mathematical formulas that may transfer your Account Value between certain permitted Sub-accounts and a bond portfolio Sub-account (or MVA Fixed Allocations, for certain of the benefits). The portfolio restrictions and the use of each formula may reduce the likelihood that we will be required to make payments to you under the living benefits.

▪
Guaranteed Minimum Income Benefit or (“GMIB”). As discussed elsewhere in this Prospectus, you have the right under your annuity to ask us to convert your accumulated annuity value into a series of annuity payments. Generally, the smaller the amount of your annuity value, the smaller the amount of your annuity payments. GMIB addresses this risk, by guaranteeing a certain amount of appreciation in the amount used to produce annuity payments. Thus, even if your annuity value goes down in value, GMIB guarantees that the amount we use to determine the amount of the annuity payments will go up in value by the prescribed amount. You should select GMIB only if you are prepared to delay your annuity payments for the required waiting period and if you anticipate needing annuity payments. This benefit is no longer available for new elections.

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▪
Guaranteed Minimum Withdrawal Benefit or (“GMWB”). This benefit is designed for someone who wants to access an annuity’s value through withdrawals over time, rather than by annuitizing. This benefit guarantees that a specified amount will be available for withdrawal over time, even if the value of the annuity itself has declined. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. This benefit is no longer available for new elections.

▪
Lifetime Guaranteed Minimum Withdrawal Benefits. These benefits also are designed for someone who wants to access an annuity’s value through withdrawals over time, rather than by annuitizing. These benefits differ from GMWB, however, in that the withdrawal amounts are guaranteed for life (or until the second to die of spouses). The way that we establish the guaranteed amount that, in turn, determines the amount of the annual lifetime payments varies among these benefits. Under our Highest Daily Lifetime 6 Plus benefit, for example, the guaranteed amount generally is equal to your highest daily Account Value, appreciated at six percent annually. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. Certain of these benefits are no longer available for new elections. Under any of the Guaranteed Lifetime Withdrawal Benefits (e.g., Highest Daily Lifetime 6 Plus), withdrawals in excess of the Annual Income Amount, called “Excess Income,” will result in a permanent reduction in future guaranteed withdrawal amounts. If you purchased your contract in New York and wish to withdraw Excess Income but are uncertain how it will impact your future guaranteed withdrawal amounts, you may contact us prior to requesting the withdrawal to obtain a personalized, transaction-specific calculation showing the effect of taking the withdrawal.

Finally, please note that certain of these benefits require your participation in a predetermined mathematical formula that may transfer your Account Value between certain permitted Sub-accounts and a bond portfolio Sub-account (or the general account, for one of the benefits). Although not guaranteed, the optional living benefit investment requirements and the applicable formula are designed to reduce the difference between your Account Value and our liability under the benefit. Minimizing such difference generally benefits us by decreasing the risk that we will use our own assets to make benefit payments to you. Though the investment requirements and formulas are designed to reduce risk, they do not guarantee any appreciation of your Account Value. In fact, they could mean that you miss appreciation opportunities in other investment options. We are not providing you with investment advice through the use of any of the formulas. In addition, the formulas do not constitute an investment strategy that we are recommending to you.
In general, with respect to our lifetime guaranteed withdrawal benefits (e.g., Highest Daily Lifetime 6 Plus), please be aware that although a given withdrawal may qualify as a free withdrawal for purposes of not incurring a CDSC, the amount of the withdrawal could exceed the Annual Income Amount under the benefit and thus be deemed “Excess Income” – thereby reducing your Annual Income Amount for future years.
Please refer to the benefit descriptions that follow for a complete description of the terms, conditions and limitations of each optional benefit. Investment restrictions apply if you elect certain optional living benefits. We reserve the right to terminate such benefit if you allocate funds into non-permitted Investment Options. You should consult with your financial professional to determine if any of these optional benefits may be appropriate for you based on your financial needs. There are many factors to consider, but we note that among them you may want to evaluate the tax implications of these different approaches to meeting your needs, both between these benefits and in comparison to other potential solutions to your needs (e.g., comparing the tax implications of the withdrawal benefit and annuity payments and comparing annuity benefits with benefits of other products).
Termination of Existing Benefits and Election of New Benefits
If you currently own an Annuity with an optional living benefit that is terminable, you may terminate the benefit rider and elect one of the currently available benefits, subject to availability of the benefit at that time and our then current rules. There is currently no waiting period (you may elect a new benefit beginning on the next Valuation Day) to elect any living benefit once a living benefit is terminated provided that the benefit being elected is available for election post-issue. We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your financial professional regarding the availability of re-electing or electing a benefit and any waiting period. The benefit you re-elect or elect may be more expensive than the benefit you are terminating. Note that once you terminate an existing benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. There is no guarantee that any benefit will be available for election at a later date.
Certain living benefits involve your participation in a pre-determined mathematical formula that may transfer your Account Value between the Sub-accounts you have chosen and certain bond portfolio Sub-accounts of AST and/or our general account. The formulas may differ among the living benefits that employ a formula. Such different formulas may result in different transfers of Account Value over time.
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.

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GUARANTEED RETURN OPTION PLUS II (GRO Plus II)
You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel GRO Plus II and then re-elect the benefit beginning on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity. GRO Plus II is not available if you participate in any other optional living benefit. However, GRO Plus II may be elected together with any optional death benefit, other than the Highest Daily Value Death Benefit. As detailed below under “Key Feature – Allocation of Account Value”, your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.
Under GRO Plus II, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent purchase payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election and each anniversary thereafter. We refer to this initial guarantee as the “base guarantee.” In addition to the base guarantee, GRO Plus II offers the possibility of an enhanced guarantee. You may “manually” lock in an enhanced guarantee once per “benefit year” (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account Value on that Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee. If you elect to manually lock-in an enhanced guarantee on an anniversary of the effective date of the benefit, that lock-in will not count toward the one elective manual lock-in you may make each benefit year. We guarantee that the Account Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter. In addition, you may elect an automatic enhanced guarantee feature under which, if your Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter. You may maintain only one enhanced guarantee in addition to your base guarantee. Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee. However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from “manually” locking-in an enhanced guarantee during the ensuing benefit year. Conversely, the fact that you “manually” locked in an enhanced guarantee does not preclude the possibility of an automatic enhanced guarantee on the subsequent benefit anniversary. Please note that upon creation of a new enhanced guarantee, an immediate transfer to an AST bond portfolio Sub-account (which is used as part of this benefit) may occur depending on the discount rate (as described below) used to determine the present value of each of your guarantees. You may elect to terminate an enhanced guarantee without also terminating the base guarantee. If you do, any amounts held in the AST bond portfolio Sub-account with respect to that enhanced guarantee will be transferred to your other Sub-accounts in accordance with your most recent allocation instructions (see below “Key Feature – Allocation of Account Value”). Amounts held in an AST bond portfolio Sub-account with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee. You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see “How and When Do I Choose The Annuity Payment Option?” for further information on your maximum Annuity Date). The inability to lock in an enhanced guarantee referenced in the immediately preceding sentence also applies to a new Owner who has acquired the Annuity from the original Owner.
In general, we refer to a date on which the Account Value is guaranteed to be present as the “maturity date”. If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocation instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocation program, in such case your Account Value will be transferred according to the program. The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.
We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (including any associated purchase Credits) made subsequent to the date that the guarantee was established. For example, if the effective date of the benefit was January 1, 2010 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2011 would increase the base guarantee amount to $130,000.
If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount (including any CDSC) to your Account Value immediately prior to the withdrawal.
If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).
Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.

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EXAMPLE
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2010

▪	The benefit is elected on December 1, 2010

▪	The Account Value on December 1, 2010 is $200,000, which results in a base guarantee of $200,000

▪	An enhanced guarantee amount of $300,000 is locked in on December 1, 2011

▪	The Account Value immediately prior to the withdrawal is equal to $300,000

▪
For purposes of simplifying these assumptions, we assume hypothetically that no CDSC is applicable (in general, a CDSC could be inapplicable based on the Free Withdrawal provision, if the withdrawal was within the CDSC period)

If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation (figures are rounded):

Withdrawal Amount	$50,000
Divided by Account Value before withdrawal	$300,000
Equals ratio	16.67%
All guarantees will be reduced by the above ratio (16.67%)
Base guarantee amount	$166,667
Enhanced guarantee amount	$250,000
Key Feature – Allocation of Account Value
We limit the Sub-accounts to which you may allocate Account Value if you elect GRO Plus II. For purposes of this benefit, we refer to those permitted investment options (other than the required bond portfolio Sub-accounts discussed below) as the “Permitted Sub-accounts.”
GRO Plus II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your Rider schedule supplement, the formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for newly-issued Annuities that elect or re-elect GRO Plus II and for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under GRO Plus II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts in certain other scenarios. The formula is set forth in Appendix M of this prospectus, and applies to both (a) GRO Plus II and (b) elections of HD GRO II made prior to July 16, 2010. A summary description of each AST bond portfolio Sub-account appears within the section entitled “What Are The Investment Objectives and Policies Of The Portfolios?”. You can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.
For purposes of operating the GRO Plus II formula, we have included within this Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefits). If you have elected GRO Plus II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to or make transfers to or from such a Sub-account. Please see the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability”, as described below. As indicated, the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made. Please note that upon creation of a new enhanced guarantee, an immediate transfer to the AST Bond Portfolio Sub-account associated with the “current liability” may occur, depending on

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the discount rate (as described in the next paragraph) used to determine the present value of each of your guarantees. As such, a low discount rate could cause a transfer of Account Value into an AST bond portfolio Sub-account, despite the fact that your Account Value had increased.
In general, the formula works as follows. On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value within the AST bond portfolio Sub-account into the Permitted Sub-accounts in the amount dictated by the formula.
The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account (“90% cap”). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have elected, your Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).
For example,

▪
March 19, 2010 – a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2010 – you make an additional purchase payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

▪
On March 20, 2010 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).

▪
Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your guarantee amount(s);

▪	The amount of time until the maturity of your guarantee(s);

▪	The amount invested in, and the performance of, the Permitted Sub-accounts;

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▪	The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;

▪	The discount rate used to determine the present value of your guarantee(s);

▪	Additional purchase payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with these benefits, and you may not allocate purchase payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.
Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.
Election/Cancellation of the Benefit
GRO Plus II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. You may elect GRO Plus II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect GRO Plus II. However, you will lose all guarantees that you had accumulated under those benefits. The base guarantee under GRO Plus II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.
GRO Plus II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, GRO Plus II will no longer provide any guarantees. The charge for the GRO Plus II benefit will no longer be deducted from your Account Value upon termination of the benefit.
If you wish, you may cancel the GRO Plus II benefit. You may also cancel an enhanced guarantee, but leave the base guarantee intact. Upon cancellation, you may elect any other currently available living benefit beginning on the next Valuation Day after you have cancelled the GRO Plus II benefit, provided that your Account Value is allocated in a manner permitted with the benefit and that you otherwise meet our eligibility rules. Upon cancellation of the GRO Plus II benefit, any Account Value allocated to the AST bond portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata (i.e., in direct proportion to your current allocations). Upon your re-election of GRO Plus II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the Permitted Sub-accounts according to the predetermined mathematical formula (see “Key Feature – Allocation of Account Value” above for more details). It is possible that over time the formula could transfer some, none, or most of the Account Value to the AST bond portfolio Sub-accounts under GRO Plus II. You also should be aware that upon cancellation of the GRO Plus II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under any newly-elected benefit will be based on your current Account Value at benefit effectiveness. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the GRO Plus II benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the GRO Plus II benefit provided that the benefit you are looking to elect is available on a post-issue basis.
There is no guarantee that any benefit will be available for election at a later date.
Special Considerations under GRO Plus II
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Options section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

▪	Transfers to and from your elected Sub-accounts and an AST bond portfolio Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.

▪	Any amounts applied to your Account Value by us on a maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

▪
We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

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▪
If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We deduct an annualized charge equal to 0.60% of the daily net assets of the Sub-accounts (including any AST bond portfolio Sub-account) for participation in the GRO Plus II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
HIGHEST DAILY® GUARANTEED RETURN OPTION II (HD GRO II)
You can elect this benefit on the Issue Date of your Annuity, or at any time thereafter if available. In addition, you may cancel HD GRO II and then re-elect the benefit beginning on the next Valuation Day if available, provided that your Account Value is allocated as required by the benefit and that you otherwise meet our eligibility rules. If you cancel the benefit, you lose all guarantees that you had accumulated under the benefit. The initial guarantee under the newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective on your Annuity. HD GRO II is not available if you participate in any other living benefit. However, HD GRO II may be elected together with any optional death benefit, other than the Highest Daily Value Death Benefit. As detailed below under “Key Feature – Allocation of Account Value”, your participation in this benefit among other things entails your participation in a program that, as dictated by a predetermined mathematical formula, may transfer your Account Value between your elected Sub-accounts and an AST bond portfolio Sub-account.
HD GRO II creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the “maturity date” for that guarantee. HD GRO II will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.
The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.
The initial guarantee is created on the day that the HD GRO II benefit is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a “benefit anniversary”) will not be less than your Account Value on the day that the HD GRO II benefit was added or re-added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which HD GRO II was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2010, we would create a guarantee on January 1, 2014 based on the highest Account Value achieved between January 1, 2010 and January 1, 2014, and that guarantee would mature on January 1, 2024. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.
If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the AST bond portfolio Sub-account used with this benefit and described below) in accordance with your most recent allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts on a pro rata basis, unless your Account Value is being allocated according to an asset allocation program, in such case your Account Value will be transferred according to the program.
We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (including any associated purchase Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2010, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2020, and a second guaranteed amount that was set at $120,000 maturing January 1, 2021, then a $30,000 Purchase Payment made on March 30, 2011 would increase the guaranteed amounts to $130,000 and $150,000, respectively.
If you make a withdrawal (including any CDSC), we effect a proportional reduction to each existing guarantee amount. We calculate a proportional reduction by reducing each existing guarantee amount by the percentage represented by the ratio of the withdrawal amount (including any CDSC) to your Account Value immediately prior to the withdrawal.
If you make a withdrawal, we will deduct the withdrawal amount pro rata from each of your Sub-accounts (including the AST bond portfolio Sub-account used with this benefit).

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Any partial withdrawal for payment of any third party investment advisory service will be treated as a withdrawal, and will reduce each guarantee amount proportionally, in the manner indicated above.
EXAMPLE
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of a withdrawal on each guarantee amount under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2010

▪	The benefit is elected on December 1, 2010

▪	The Account Value on December 1, 2010 is $200,000, which results in an initial guarantee of $200,000

▪	An additional guarantee amount of $300,000 is locked in on December 1, 2011

▪	The Account Value immediately prior to the withdrawal is equal to $300,000

▪
For purposes of simplifying these assumptions, we assume hypothetically that no CDSC is applicable (in general, a CDSC could be inapplicable based on the Free Withdrawal provision, if the withdrawal was within the CDSC period)

If a withdrawal of $50,000 is taken on December 15, 2011, all guarantee amounts will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation (figures are rounded):

Withdrawal Amount	$50,000
Divided by Account Value before withdrawal	$300,000
Equals ratio	16.67%
All guarantees will be reduced by the above ratio (16.67%)
Initial guarantee amount	$166,667
Additional guarantee amount	$250,000
Key Feature – Allocation of Account Value
We limit the Sub-accounts to which you may allocate Account Value if you elect HD GRO II. For purposes of this benefit, we refer to those permitted investment options (other than the AST bond portfolio used with this benefit) as the “Permitted Sub-accounts”.
HD GRO II uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval, we do reserve the right to amend the formula for existing Annuities that elect the benefit post-issue. This required formula helps us manage our financial exposure under HD GRO II, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the “AST bond portfolio Sub-accounts”. The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix O of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled “Investment Options”. In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.
For purposes of operating the HD GRO II formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected HD GRO II, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability”, as described below. As indicated, the formula and AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the applicable formula under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.
In general, the formula works as follows. Under the formula, Account Value transfers between the “Permitted Sub-accounts” and an AST bond portfolio Sub-account when dictated. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is

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used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the “Projected Future Guarantee.” The “Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning HD GRO II) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed guarantee period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed guarantee period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the seven bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.
For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.
The formula will not execute a transfer to the AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the AST bond portfolio Sub-account (“90% cap”). Thus, on any Valuation Day, if the formula would require a transfer to the AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the AST bond portfolio Sub-account will not be made (regardless of the performance of the AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST bond portfolio Sub-account. Once this transfer occurs out of the AST bond portfolio Sub-account, future amounts may be transferred to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the AST bond portfolio Sub-account at least until there is first a transfer out of the AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Account Value is allocated to the AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the AST bond portfolio Sub-account (at least until there is first a transfer out of the AST bond portfolio Sub-account).
For example,

▪
March 17, 2011 – a transfer is made to the AST bond portfolio Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 18, 2011 – you make an additional Purchase Payment of $10,000. No transfers have been made from the AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 17, 2011.

▪
On March 18, 2011 (and at least until first a transfer is made out of the AST bond portfolio Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST bond portfolio Sub-account).

▪
Once there is a transfer out of the AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST bond portfolio Sub-account as dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Therefore, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.

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Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your guarantee amount(s);

▪	The amount of time until the maturity of your guarantee(s);

▪	The amount invested in, and the performance of, the Permitted Sub-accounts;

▪	The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;

▪	The discount rate used to determine the present value of your guarantee(s);

▪	Additional Purchase Payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.
The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.
Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.
Election/Cancellation of the Benefit
HD GRO II can be elected on the Issue Date of your Annuity, or on any Valuation Day thereafter, provided that your Account Value is allocated in a manner permitted with the benefit and you otherwise meet our eligibility requirements. You may elect HD GRO II only if the oldest of the Owner and Annuitant is 84 or younger on the date of election (80 or younger, in New York). If you currently participate in a living benefit that may be cancelled, you may terminate that benefit at any time and elect HD GRO II. However you will lose all guarantees that you had accumulated under the previous benefit. The initial guarantee under HD GRO II will be based on your current Account Value at the time the new benefit becomes effective on your Annuity.
HD GRO II will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, HD GRO II will no longer provide any guarantees. The charge for the HD GRO II benefit will no longer be deducted from your Account Value upon termination of the benefit.
If you wish, you may cancel the HD GRO II benefit. You may then elect any other currently available living benefit beginning on the next Valuation Day after you have cancelled the HD GRO II benefit, provided that your Account Value is allocated in the manner permitted with the benefit and you otherwise meet our eligibility requirements. Upon cancellation of the HD GRO II benefit, any Account Value allocated to the AST bond portfolio Sub-accounts used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata (i.e., in direct proportion to your current allocations). Upon your re-election of HD GRO II, Account Value may be transferred between the AST bond portfolio Sub-accounts and the other Sub-accounts according to the predetermined mathematical formula (see “Key Feature – Allocation of Account Value” section for more details). It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST bond portfolio Sub-accounts under the newly-elected benefit. You also should be aware that upon cancellation of the HD GRO II benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under your newly-elected benefit will be based on your current Account Value at the time the new benefit becomes effective. The benefit you elect or re-elect may be more expensive than the benefit you cancel.
There is no guarantee that any benefit will be available for election at a later date.
Special Considerations under HD GRO II
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of the prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

▪	Transfers to and from your elected Sub-accounts and an AST bond portfolio Sub-account will not count toward the maximum number of free transfers allowable under the Annuity.

▪	Any amounts applied to your Account Value by us on a maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

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▪
We currently limit the Sub-accounts to which you may allocate Account Value if you participate in this benefit. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

▪
If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. The protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We deduct an annualized charge equal to 0.60% of the daily net assets of the Sub-accounts (including any AST bond portfolio Sub-account) for participation in the HD GRO II benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
GUARANTEED RETURN OPTION Plus (GRO Plus)
GRO Plus is no longer available for election.
GRO Plus is an optional benefit that, after a seven-year period following commencement of the benefit (we refer to the end of that period and any applicable subsequent period as the “maturity date”) and on each anniversary of the maturity date thereafter while the benefit remains in effect, guarantees your Account Value will not be less than your Account Value on the effective date of your benefit (called the “Protected Principal Value”). The benefit also offers you the opportunity to elect a second, enhanced guaranteed amount at a later date if your Account Value has increased, while preserving the guaranteed amount established on the effective date of your benefit. The enhanced guaranteed amount (called the “Enhanced Protected Principal Value”) guarantees that, after a separate period following election of the enhanced guarantee and on each anniversary thereafter while this enhanced guarantee amount remains in effect, your Account Value will not be less than your Account Value on the effective date of your election of the enhanced guarantee. If the maturity date of any guarantee under GRO Plus is not a Valuation Day, and we are required to contribute an amount to your Account Value with respect to that maturing guarantee, we would contribute such an amount on the next Valuation Day.
The benefit monitors your Account Value daily and, if necessary, systematically transfers amounts between the Sub-accounts you choose and MVA Fixed Allocations used to support the Protected Principal Value(s). The benefit may be appropriate if you wish to protect a principal amount against poor Sub-account performance as of a specific date in the future. There is an additional charge if you elected the Guaranteed Return Option Plus benefit.
The guarantees provided by the benefit exist only on the applicable maturity date(s) and on each anniversary of the maturity date(s) thereafter.
Key Feature – Protected Principal Value/Enhanced Protected Principal Value
The Guaranteed Return Option Plus offers a base guarantee as well as the option of electing an enhanced guarantee at a later date.

▪
Base Guarantee: Under the base guarantee, Prudential Annuities guarantees that on the maturity date and on each anniversary of the maturity date thereafter that the benefit remains in effect, your Account Value will be no less than the Protected Principal Value. On the maturity date and on each anniversary after the maturity date that the benefit remains in effect, if your Account Value is below the Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value. A subsequent Purchase Payment increases the amount of the base guarantee by the amount of the Purchase Payment (plus any Credits), and withdrawals reduce the base guarantee (as discussed below). Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will first be applied to any MVA Fixed Allocations then required to support guarantees due on subsequent maturity dates. We will allocate the remainder to the Sub-accounts pro-rata, based on the Account Value in the Sub-accounts at that time.

▪
Enhanced Guarantee: On any anniversary following commencement of the benefit, you can establish an enhanced guarantee amount based on your current Account Value. Under the enhanced guarantee, Prudential Annuities guarantees that at the end of the specified period following the election of the enhanced guarantee (also referred to as its “maturity date”), and on each anniversary of the maturity date thereafter that the enhanced guaranteed amount remains in effect, your Account Value will be no less than the Enhanced Protected Principal Value. You can elect an enhanced guarantee more than once; however, a subsequent election supersedes the prior election of an enhanced guarantee. Election of an enhanced guarantee does not impact the base guarantee. In addition, you may elect an “auto step-up” feature that will automatically create an enhanced guarantee (or increase your enhanced guarantee, if previously elected) on each anniversary of the benefit (and create a new maturity period for the new enhanced guarantee) if the Account Value as of that anniversary exceeds the Protected Principal Value or Enhanced Protected Principal Value by 7% or more. You may also elect to terminate an enhanced guarantee. If you elect to terminate the enhanced guarantee any amounts held in the MVA Fixed Allocations for the enhanced guarantee will be liquidated, on the Valuation Day the request is processed, (which may result in a market value adjustment), and such amounts will be transferred according to the rules described in “Termination of the Benefit/Enhanced Guarantee”. Termination of an enhanced guarantee will not result in termination of the base guarantee. If you have elected the

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enhanced guarantee, on the guarantee’s maturity date and on each anniversary of the maturity date thereafter that the enhanced guarantee amount remains in effect, if your Account Value is below the Enhanced Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Enhanced Protected Principal Value. Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will first be applied to any MVA Fixed Allocations then required to support guarantees due on subsequent maturity dates. We will allocate the remainder to the Sub-accounts pro-rata, based on the Account Value in the Sub-accounts at that time.
If our assumptions are correct and the operations relating to the administration of the benefit work properly, we do not expect that we will need to add additional amounts to your Annuity. The Protected Principal Value is referred to as the “Base Guarantee” and the Enhanced Protected Principal Value is referred to as the “Step-up Guarantee” in the rider we issue for this benefit.
Withdrawals under your Annuity
Withdrawals from your Annuity, while the benefit is in effect, will reduce the base guarantee under the benefit as well as any enhanced guarantee. Cumulative annual withdrawals up to 5% of the Protected Principal Value as of the effective date of the program (adjusted for any subsequent purchase payments and, with respect to Optimum Plus, any Credits applied to such Purchase Payments) will reduce the applicable guaranteed amount by the actual amount of the withdrawal (referred to as the “dollar-for-dollar limit”). If the amount withdrawn is greater than the dollar-for-dollar limit, the portion of the withdrawal equal to the dollar-for-dollar limit will be treated as described above, and the portion of the withdrawal in excess of the dollar-for-dollar limit will reduce the base guarantee and the enhanced guarantee proportionally, according to the formula as described in the rider for this benefit (see the examples of this calculation below). Withdrawals other than Systematic Withdrawals will be taken pro-rata from the Sub-accounts and any MVA Fixed Allocations. Withdrawals will be subject to all other provisions of your Annuity, including any Contingent Deferred Sales Charge and Market Value Adjustment (which may be positive or negative) that would apply.
Charges for other optional benefits under your Annuity that are deducted as an annual charge in arrears will not reduce the applicable guaranteed amount under the Guaranteed Return Option Plus benefit and any third party investment advisory service will be treated as withdrawals and will reduce the applicable guaranteed amount.
The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GRO Plus benefit are October 13, 2004; 2.) an initial Purchase Payment of $250,000 (includes any Credits under Optimum Plus); 3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GRO Plus or other fees and charges.
Example 1. Dollar-For-Dollar Reduction
A $10,000 withdrawal is taken on November 29, 2004 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:

▪	The base guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).

▪	The remaining dollar-for-dollar limit (“Remaining Limit”) for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Example 2. Dollar-For-Dollar and Proportional Reductions
A second $10,000 withdrawal is taken on December 18, 2004 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

▪	The base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the Remaining Limit ($10,000 – $2,500, or $7,500).

—	B is the Account Value less the Remaining Limit ($180,000 – $2,500, or $177,500).
The resulting base guarantee amount is: $237,500 × (1 – $7,500 / $177,500), or $227,464.79.

▪	The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.
Example 3. Reset of the Dollar-For-Dollar Limit
A $10,000 withdrawal is made on December 19, 2005 (second Annuity Year). The Remaining Limit has been reset to the dollar-for-dollar limit of $12,500. As the amount withdrawn is less than the dollar-for-dollar limit:

▪	The base guarantee amount is reduced by the amount withdrawn (i.e., reduced by $10,000, from $227,464.79 to $217,464.79).

▪	The Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Key Feature – Allocation of Account Value
GRO Plus uses a mathematical formula that we operate to help manage your guarantees through all market cycles. Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the MVA Fixed Allocations, through reference to a “reallocation trigger”. The formula does this by (a) first identifying each guarantee that is outstanding under GRO Plus (b) then discounting the value of each such

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guarantee to a present value, based on crediting rates associated with the MVA Fixed Allocations, then (c) identifying the largest of such present values. Then, the formula compares the largest present value to both the Account Value and the value of assets allocated to the Sub-accounts to determine whether a transfer into or out of the MVA Fixed Allocations is required. As detailed in the formula, if that largest present value exceeds the Account Value less a percentage of the Sub-account value, a transfer into the MVA Fixed Allocations will occur. Conversely, if the largest present value is less than the Account Value less a percentage of the Sub-account value, a transfer out of the MVA Fixed Allocations will occur. This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the MVA Fixed Allocations). The formula is set forth in Appendix J.
If your Account Value is greater than or equal to the reallocation trigger, then:

▪	your Account Value in the Sub-accounts will remain allocated according to your most recent instructions; and

▪
if a portion of your Account Value is allocated to an MVA Fixed Allocation to support the applicable guaranteed amount, all or a portion of those amounts may be transferred from the MVA Fixed Allocation and re-allocated to the Sub-accounts according to any asset allocation programs (including an Automatic Rebalancing program) established on your Annuity or in the absence of such programs, pro-rata, based on the Account Values in such Sub-accounts at that time; and

▪
if all of your Account Value is allocated to an MVA Fixed Allocation, then all or a portion of that amount may be transferred from the MVA Fixed Allocation and re-allocated to the Sub-accounts, according to the following hierarchy: (i) first according to any asset allocation program that you may have in effect (ii) if no such program is in effect, then in accordance with any automatic rebalancing program that you may have in effect and (iii) if neither such program is in effect, then to the AST Government Money Market Sub-account; and

▪	a Market Value Adjustment will apply when we reallocate Account Value from an MVA Fixed Allocation to the Sub-accounts, which may result in a decrease or increase in your Account Value.
If your Account Value is less than the reallocation trigger, a portion of your Account Value in the Sub-accounts will be transferred from the Sub-accounts pro-rata according to your allocations to a new MVA Fixed Allocation(s) to support the applicable guaranteed amount. The new MVA Fixed Allocation(s) will have a Guarantee Period equal to the time remaining until the applicable maturity date(s). The Account Value allocated to the new MVA Fixed Allocation(s) will be credited with the fixed interest rate(s) then being credited to a new Fixed Allocation(s) maturing on the applicable maturity date(s) (rounded to the next highest yearly duration). The Account Value will remain invested in each applicable Fixed Allocation until the applicable maturity date unless, at an earlier date, your Account Value is greater than or equal to the reallocation trigger and, therefore, amounts can be transferred to the Sub-accounts while maintaining the guaranteed protection under the program (as described above).
At any given time, some, none, or all of your Account Value may be allocated to the MVA Fixed Allocations. With respect to any amounts held within the MVA Fixed Allocations, we can give no assurance how long the amounts will reside there or if such amounts will transfer out of the MVA Fixed Allocations. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the MVA Fixed Allocations. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the MVA Fixed Allocations, if dictated by the formula. The amount of such transfers will vary, as dictated by the formula, and will depend on the factors listed below.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the MVA Fixed Allocations pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);

▪	The amount of time until the maturity of your guarantee(s);

▪	The amount invested in, and the performance of, the Sub-accounts;

▪	The amount invested in, and interest earned within, the MVA Fixed Allocations;

▪	The current crediting rates associated with MVA Fixed Allocations;

▪	Additional purchase payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the MVA Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.
While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the MVA Fixed Allocations.
You may not allocate purchase payments to or transfer Account Value to or from the MVA Fixed Allocations.
Separate Fixed Allocations may be established in support of the Protected Principal Value and the Enhanced Protected Principal Value (if elected). There may also be circumstances when an MVA Fixed Allocation will be established only in support of the Protected Principal Value or the Enhanced Protected Principal Value. If you elect an enhanced guarantee, it is more likely that a portion of your Account Value may be allocated to MVA Fixed

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Allocations and will remain allocated for a longer period of time to support the Enhanced Protected Principal Value, even during a period of positive Sub-account performance and/or under circumstances where MVA Fixed Allocations would not be necessary to support the Protected Principal Value. Further, there may be circumstances where MVA Fixed Allocations in support of the Protected Principal Value or Enhanced Protected Principal Value are transferred to the Sub-accounts under the formula differently than each other because of the different guarantees they support.
You should be aware of the following potential ramifications of the formula:

▪
Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

▪
As indicated, some or even all, of your Account Value may be maintained in the MVA Fixed Allocations. The greater the Account Value held in MVA Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

▪	Transfers under the formula do not impact your guarantees under GRO Plus that have already been locked-in.
Election of the Benefit
We no longer permit new elections of GRO Plus. If you currently participate in GRO Plus, your existing guarantees are unaffected by the fact that we no longer offer GRO Plus. Please note that if you terminate a living benefit such as GRO Plus and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit/Enhanced Guarantee
You can elect to terminate the enhanced guarantee but maintain the protection provided by the base guarantee. You also can terminate the Guaranteed Return Option Plus benefit entirely, in which case you will lose any existing guarantees.
Upon termination of the benefit or of the enhanced guarantee, any amounts held in the MVA Fixed Allocations related to the guarantee(s) being terminated will be transferred as follows: (a) if only a portion of your Account Value is in the MVA Fixed Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata, based on your Account Value in such Sub-accounts on the day of the transfer, unless we receive other prior instructions from you or (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program (b) if your entire Account Value is in the MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Government Money Market Portfolio, unless we receive prior instructions from you. A Market Value Adjustment will apply.
In general, you may cancel GRO Plus and then elect another living benefit that is available post issue, effective on any Valuation Day after your cancellation of GRO Plus. If you terminate GRO Plus, you will lose all guarantees under that benefit. Your election of another living benefit is subject to State and firm availability and our eligibility rules.
The benefit will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract); (b) as of the date Account Value is applied to begin annuity payments; or (c) upon full surrender of the Annuity. If you elect to terminate the benefit, the Guaranteed Return Option Plus will no longer provide any guarantees. The surviving spouse may elect the benefit at any time, subject to the limitations described above, after the death of the Annuity Owner. The surviving spouse’s election will be effective on the Valuation Day that we receive the required documentation in good order at our home office, and the Account Value on that Valuation Day will be the Protected Principal Value.
Special Considerations under the Guaranteed Return Option Plus
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must have been allocated to the Sub-accounts. No MVA Fixed Allocations could be in effect as of the date that you elect to participate in the benefit. However, the reallocation trigger may transfer Account Value to MVA Fixed Allocations as of the effective date of the benefit under some circumstances.

▪
You cannot allocate any portion of Purchase Payments (including any Credits applied to such Purchase Payments under Optimum Plus) or transfer Account Value to or from a MVA Fixed Allocation while participating in the benefit; however, all or a portion of any Purchase Payments (including any Credits applied to such Purchase Payments under Optimum Plus) may be allocated by us to MVA Fixed Allocations to support the amount guaranteed. You cannot participate in any dollar cost averaging program that transfers Account Value from a MVA Fixed Allocation to a Sub-account.

▪
Transfers from MVA Fixed Allocations made as a result of the allocation mechanism under the benefit will be subject to the Market Value Adjustment formula under an Annuity; however, the 0.10% liquidity factor in the formula will not apply. A Market Value Adjustment may be either positive or negative. Transfer amounts will be taken from the most recently established Fixed Allocation.

▪
Transfers from the Sub-accounts to MVA Fixed Allocations or from MVA Fixed Allocations to the Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
Any amounts applied to your Account Value by Prudential Annuities on the maturity date or any anniversary of the maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	Low interest rates may require allocation to MVA Fixed Allocations even when the current Account Value exceeds the guarantee.

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▪	As the time remaining until the applicable maturity date gradually decreases the benefit will become increasingly sensitive to moves to MVA Fixed Allocations.

▪
We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

Charges under the Benefit
We currently deduct a charge equal to 0.25% of the daily net assets of the Sub-accounts for participation in the Guaranteed Return Option Plus benefit. The annual charge is deducted daily. The charge is deducted to compensate Prudential Annuities for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the benefit. You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
If you elect the Enhanced Guarantee under the benefit, and on the date you elect to step-up, the charges under the program have changed for new purchases, your benefit may be subject to the new charge level. These charges will not exceed the maximum charges shown in the section of the prospectus entitled “Your Optional Benefit Fees and Charges.”
GUARANTEED RETURN OPTION (GRO)®
GRO is no longer available for election.
GRO is an optional benefit that, after a seven-year period following commencement of the benefit (we refer to the end of that period as the “maturity date”) guarantees your Account Value will not be less than your Account Value on the effective date of your benefit (called the “Protected Principal Value”).
The benefit monitors your Account Value daily and, if necessary, systematically transfers amounts pursuant to a mathematical formula between the Sub-accounts you choose and the MVA Fixed Allocation used to support the Protected Principal Value. There is an additional charge if you elect the Guaranteed Return Option benefit.
The guarantee provided by the benefit exists only on the applicable maturity date. However, due to the ongoing monitoring of your Account Value and the transfer of Account Value between the Sub-accounts and the MVA Fixed Allocation to support our future guarantee, the benefit may provide some protection from significant Sub-account losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date.
Key Feature – Protected Principal Value
Under the GRO benefit, Prudential Annuities guarantees that on the maturity date, your Account Value will be no less than the Protected Principal Value. On the maturity date if your Account Value is below the Protected Principal Value, Prudential Annuities will apply additional amounts to your Annuity from its general account to increase your Account Value to be equal to the Protected Principal Value. A subsequent Purchase Payment increases the amount of the Protected Principal Value by the amount of the Purchase Payment (plus any Credits), and withdrawals reduce the Protected Principal Value (as discussed below).
We will notify you of any amounts added to your Annuity under the benefit. If our assumptions are correct and the operations relating to the administration of the benefit work properly, we do not expect that we will need to add additional amounts to an Annuity. The Protected Principal Value is generally referred to as the “Guaranteed Amount” in the rider we issue for this benefit.
Key Feature – Allocation of Account Value
GRO uses a mathematical formula that we operate to help manage your guarantees through all market cycles. The formula weighs a number of factors, including the current Account Value, the value in the Sub-accounts, the value in the MVA Fixed Allocations, the Protected Principal Value, the expected value of the MVA Fixed Allocations used to support the guarantee, the time remaining until maturity, and the current crediting rates associated with the MVA Fixed Allocations. In essence, and as detailed in the formula, the formula will transfer Account Value into the MVA Fixed Allocations if needed to support an anticipated guarantee. The formula is set forth in Appendix K. This required formula thus helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the MVA Fixed Allocations).
Each Valuation Day, the formula determines if any portion of your Account Value needs to be transferred into or out of the MVA Fixed Allocations, through reference to a “reallocation trigger”. At any given time, some, none, or all of your Account Value may be allocated to the MVA Fixed Allocations. If your entire Account Value is transferred to the MVA Fixed Allocations, the formula will not transfer amounts out of the MVA Fixed Allocations to the Sub-accounts and the entire Account Value would remain in the MVA Fixed Allocations. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the MVA Fixed Allocations. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the MVA Fixed Allocations, if dictated by the formula. The amount of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the MVA Fixed Allocations pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets,

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bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value (including any Market Value Adjustment) and your Protected Principal Value(s);

▪	The amount of time until the maturity of your guarantee(s);

▪	The amount invested in, and the performance of, the Sub-accounts;

▪	The amount invested in, and interest earned within, the MVA Fixed Allocations;

▪	The current crediting rates associated with MVA Fixed Allocations;

▪	Additional purchase payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the MVA Fixed Allocations will affect your ability to participate in a subsequent recovery within the Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.
While you are not notified when your Account Value reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the MVA Fixed Allocation.
You may not allocate purchase payments to or transfer Account Value to or from the MVA Fixed Allocations.
You should be aware of the following potential ramifications of the formula:

▪
A Market Value Adjustment will apply when we reallocate Account Value from the MVA Fixed Allocation to the Sub-accounts. Transfers of your Account Value can be frequent, and under some scenarios may occur on a daily basis. As indicated, each such transfer may be subject to a Market Value Adjustment, which can be positive or negative. Thus, a Market Value Adjustment will directly increase or reduce your Account Value.

▪
As indicated, some or even all, of your Account Value may be maintained in the MVA Fixed Allocations. The greater the Account Value held in MVA Fixed Allocations, the larger (in dollar terms) the Market Value Adjustment upon any transfer of such Account Value to the Sub-accounts.

▪
If your Account Value is less than the reallocation trigger, a portion of your Account Value in the Sub-accounts will be transferred from the Sub-accounts pro-rata according to your allocations to a new MVA Fixed Allocation(s) to support the applicable guaranteed amount. The new MVA Fixed Allocation(s) will have a Guarantee Period equal to the time remaining until the applicable maturity date(s). The Account Value allocated to the new MVA Fixed Allocation(s) will be credited with the fixed interest rate(s) then being credited to a new MVA Fixed Allocation(s) maturing on the applicable maturity date(s) (rounded to the next highest yearly duration). The Account Value will remain invested in each applicable Fixed Allocation until the applicable maturity date unless, at an earlier date, your Account Value is greater than or equal to the reallocation trigger and, therefore, amounts can be transferred to the Sub-accounts while maintaining the guaranteed protection under the program (as described above).

▪
If your Account Value is greater than or equal to the reallocation trigger, and therefore Account Value must be transferred from the MVA Fixed Allocations to the Sub-accounts, then those amounts will be transferred from the MVA Fixed Allocations and re-allocated to the Sub-accounts according to any asset allocation programs (including an Automatic Rebalancing program) established on your Annuity or in the absence of such programs, pro-rata, based on the Account Values in such Sub-accounts at that time. A market value adjustment will apply upon a transfer out of the MVA Fixed Allocations, which may result in an increase or decrease in your Account Value.

Transfers under the formula do not impact your guarantees under GRO that have already been locked-in.
Withdrawals from your Annuity, while the benefit is in effect, will reduce the Protected Principal Value proportionally. The proportion will be equal to the proportionate reduction in the Account Value due to the withdrawal as of that date. Withdrawals will be taken pro rata from the Sub-accounts and any MVA Fixed Allocations. Systematic Withdrawals will be taken pro-rata from the Sub-accounts and the MVA Fixed Allocations up to growth in the MVA Fixed Allocations and thereafter pro-rata solely from the Sub-accounts. The growth in the MVA Fixed Allocations at any point in time consists of the remaining earnings since the program of systematic withdrawal began. Withdrawals will be subject to all other provisions of your Annuity, including any Contingent Deferred Sales Charge and Market Value Adjustment that would apply.
Election of the Benefit
We no longer permit new elections of GRO. If you currently participate in GRO, your existing guarantees are unaffected by the fact that we no longer offer GRO. Please note that if you terminate a living benefit such as GRO and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Restart of the Benefit
Once each Annuity Year you may request to restart the Benefit. Such a request is an election by you to terminate the existing Benefit (and all guarantees under the benefit) and start a new one. Restarts only take effect on anniversaries of the Issue Date. To make such a request for a restart, you must notify us in advance in accordance with our administrative requirements. If we accept your request, we then terminate the existing Benefit as of that valuation period, if it is an anniversary of the Issue Date, or, if not, as of the next following anniversary of the Issue Date. The new Benefit starts at that time. The initial Protected Principal Value for the new Benefit is the Account Value as of the effective date of the new Benefit. Unless

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you tell us otherwise, the duration of the new Benefit will be the same as that for the existing Benefit. However, if we do not then make that duration available, you must elect from those we make available at that time. For those who elect to restart the benefit, the charge will be assessed according to the current methodology prior to re-starting the benefit – see “Charges Under the Benefit,” below.
As part of terminating the existing Benefit, we transfer any amounts in MVA Fixed Allocations, subject to a Market Value Adjustment, to the Sub-accounts on a pro-rata basis. If your entire Account Value was then in MVA Fixed Allocations, you must first provide us instructions as to how to allocate the transferred Account Value among the Sub-accounts.
Termination of the Benefit
The Annuity Owner also can terminate the Guaranteed Return Option benefit. Upon termination, any amounts held in the MVA Fixed Allocations will be transferred as follows: (a) if only a portion of your Account Value is in the MVA Fixed Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata based on the Account Values in such Sub-accounts on the day of the transfer, unless we receive at our office other prior instructions from you or (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program (b) if your entire Account Value is in MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Government Money Market Portfolio, unless we receive at our Office prior instructions from you. A Market Value Adjustment will apply (except that if the benefit has terminated automatically due to payment of a death benefit, whether an MVA applies depends solely on the terms of the death benefit – see the Death Benefit section of this prospectus).
In general, you may cancel GRO and then elect another living benefit available post issue, effective on any Valuation Day after your cancellation of GRO. If you terminate GRO, you will lose all guarantees under that benefit. Your election of another living benefit is subject to State and firm availability and our eligibility rules.
The benefit will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract); (b) as of the date Account Value is applied to begin annuity payments; or (c) upon full surrender of your Annuity. If you elect to terminate the benefit, the Guaranteed Return Option will no longer provide any guarantees. If the surviving spouse assumes your Annuity, he/she may re-elect the benefit on any anniversary of the Issue Date of the Annuity or, if the deceased Owner had not previously elected the benefit, may elect the benefit at any time. The surviving spouse’s election will be effective on the Valuation Day that we receive the required documentation in good order at our home office, and the Account Value on that Valuation Day will be the Protected Principal Value.
The charge for the Guaranteed Return Option benefit will no longer be deducted from your Account Value after the benefit has been terminated, although for those Annuities for which the GRO charge is deducted annually rather than daily (see Charges Under the Benefit below), we will deduct the final annual charge upon termination of the benefit.
Special Considerations under the Guaranteed Return Option. This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must have been allocated to the Sub-accounts. The MVA Fixed Allocation must not have been in effect as of the date that you elect to participate in the benefit. However, the formula may transfer Account Value to the MVA Fixed Allocation as of the effective date of the benefit under some circumstances.

▪
Annuity Owners cannot allocate any portion of purchase payments (including any Credits applied to such purchase payments under Optimum Plus) or transfer Account Value to or from the MVA Fixed Allocation while participating in the benefit; however, all or a portion of any purchase payments (including any Credits applied to such purchase payments under Optimum Plus) may be allocated by us to the MVA Fixed Allocation to support the amount guaranteed. You cannot participate in any dollar cost averaging benefit that transfers Account Value from a MVA Fixed Allocation to a Sub-account.

▪
Transfers from the MVA Fixed Allocation made as a result of the formula under the benefit will be subject to the Market Value Adjustment formula under an Annuity; however, the 0.10% liquidity factor in the formula will not apply. A Market Value Adjustment may be either positive or negative. Transfer amounts will be taken from the most recently established MVA Fixed Allocation.

▪
Transfers from the Sub-accounts to the MVA Fixed Allocation or from the MVA Fixed Allocation to the Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪	Any amounts applied to your Account Value by Prudential Annuities on the maturity date will not be treated as “investment in the contract” for income tax purposes.

▪
Any amounts that we add to your Annuity to support our guarantee under the benefit will be applied to the Sub-accounts pro rata, after first transferring any amounts held in the MVA Fixed Allocations as follows: (a) if only a portion of your Account Value is in the MVA Fixed Allocations, we will transfer such Account Value (i) to the Sub-accounts pro-rata based on the Account Values in such Sub-accounts on the day of the transfer, unless we receive at our office other prior instructions from you or (ii) if you are then participating in an asset allocation program for which we are providing administrative support, we allocate the transferred amount in accordance with the then current percentages for that asset allocation program and (b) if your entire Account Value is in the MVA Fixed Allocations, we will transfer your Account Value to the Sub-account corresponding to the AST Government Money Market Portfolio, unless we receive at our Office prior instructions from you.

▪	Low interest rates may require allocation to the MVA Fixed Allocation even when the current Account Value exceeds the guarantee.

▪	As the time remaining until the applicable maturity date gradually decreases the benefit will become increasingly sensitive to moves to the MVA Fixed Allocation.

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▪
We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.

Charges under the Benefit
We deduct a charge equal to 0.25% of the daily net assets of the Sub-accounts for participation in the Guaranteed Return Option benefit. The annual charge is deducted daily. The charge is deducted to compensate Prudential Annuities for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed; and (b) administration of the benefit.
GUARANTEED RETURN OPTION Plus 2008 (GRO Plus 2008)
GRO Plus 2008 is no longer available for new elections.
Under GRO Plus 2008, we guarantee that the Account Value on the date that the benefit is added to your Annuity (adjusted for subsequent purchase payments and withdrawals as detailed below) will not be any less than that original value on the seventh anniversary of benefit election and each anniversary thereafter. We refer to this initial guarantee as the “base guarantee.” In addition to the base guarantee, GRO Plus 2008 offers the possibility of an enhanced guarantee. You may lock in an enhanced guarantee once per “benefit year” (i.e., a year beginning on the date you acquired the benefit and each anniversary thereafter) if your Account Value on the Valuation Day exceeds the amount of any outstanding base guarantee or enhanced guarantee. We guarantee that the Account Value locked-in by that enhanced guarantee will not be any less seven years later, and each anniversary of that date thereafter. In addition, you may elect an automatic enhanced guarantee feature under which, if Account Value on a benefit anniversary exceeds the highest existing guarantee by 7% or more, we guarantee that such Account Value will not be any less seven benefit anniversaries later and each benefit anniversary thereafter. You may maintain only one enhanced guarantee in addition to your base guarantee. Thus, when a new enhanced guarantee is created, it cancels any existing enhanced guarantee. However, the fact that an enhanced guarantee was effected automatically on a benefit anniversary does not prevent you from “manually” locking-in an enhanced guarantee during the ensuing benefit year. Please note that upon creation of a new enhanced guarantee, an immediate transfer to an AST bond portfolio Sub-account (which is used as part of this benefit) may occur depending on the discount rate (as described below) used to determine the present value of each of your guarantees. You may elect to terminate an enhanced guarantee without also terminating the base guarantee. If you do, any amounts held in the AST bond portfolio Sub-account with respect to that enhanced guarantee will be transferred to your other Sub-accounts in accordance with your current allocation instructions. Amounts held in an AST bond portfolio Sub-account with respect to the base guarantee will not be transferred as a result of the termination of an enhanced guarantee. Please note that whenever an enhanced guarantee is created, we reserve the right to increase your charge for GRO Plus 2008 if we have increased the charge for new elections of the benefit generally. You may not lock in an enhanced guarantee, either manually or through our optional automatic program, within seven years of the date by which annuity payments must commence under the terms of your Annuity (please see “How and When Do I Choose The Annuity Payment Option?” for further information on your maximum Annuity Date). The inability to lock in an enhanced guarantee referenced in the immediately preceding sentence also applies to a new Owner who has acquired the Annuity from the original Owner.
In general, we refer to a date on which the Account Value is guaranteed to be present as the “maturity date”. If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the “Current AST bond portfolio Sub-account” described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the Current AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire Account Value is invested in an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.
We increase both the base guarantee and any enhanced guarantee by the amount of each Purchase Payment (and associated Credits) made subsequent to the date that the guarantee was established. For example, if the effective date of the benefit was January 1, 2009 and the Account Value was $100,000 on that date, then a $30,000 Purchase Payment made on March 30, 2010 would increase the base guarantee amount to $130,000. As illustrated in the examples below, additional purchase payments also increase an amount we refer to as the “dollar-for-dollar corridor.”
The dollar-for-dollar corridor is equal to 5% of the base guarantee amount (i.e., 5% of the Account Value at benefit election). Thereafter, the dollar-for-dollar corridor is adjusted only for subsequent purchase payments (i.e., 5% of the Purchase Payment is added to the corridor amount) and “excess withdrawals” (as described below). Thus, the creation of any enhanced guarantee has no impact on the dollar-for-dollar corridor. Each “benefit year”, withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce both the amount of the dollar-for-dollar corridor for that benefit year plus the base guarantee amount and the amount of any enhanced guarantee by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each guarantee amount. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the “excess withdrawal”) (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each of the guaranteed amount and the dollar for dollar corridor itself. See examples of this calculation below.
Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each guarantee amount and the dollar-for-dollar corridor in the manner indicated above.

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EXAMPLES
The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GRO Plus 2008 benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) a base guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GRO Plus 2008 or other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:

▪	The base guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).

▪	The remaining dollar-for-dollar limit (“Remaining Limit”) for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

▪	The base guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the Remaining Limit ($10,000 – $2,500, or $7,500).

—	B is the Account Value less the Remaining Limit ($180,000 – $2,500, or $177,500).
The resulting base guarantee amount is: $237,500 × (1 – $7,500 / $177,500), or $227,464.79.
▪The Remaining Limit is set to zero (0) for the balance of the first Annuity Year. The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 – $7,500 / $177,500), or $11,971.83.
Key Feature – Allocation of Account Value
GRO Plus 2008 uses a mathematical formula to help manage your guarantees through all market cycles. Because the formula is made part of your schedule supplement, the formula applicable to you may not be altered once you elect the benefit. However, subject to regulatory approval we do reserve the right to amend the formula for newly-issued Annuities that elect GRO Plus 2008 and for existing Annuities that elect the benefit in the future. This required formula helps us manage our financial exposure under GRO Plus 2008, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve the value of these assets, by transferring them to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to these bond portfolios collectively as the “AST bond portfolios.” The formula described in this section, and which is set forth in Appendix F to this prospectus, applies to both (a) GRO Plus 2008 and (b) elections of HD GRO (including HD GRO with the 90% cap feature), where such an election was made prior to July 16, 2010. The formula applicable to elections of HD GRO (including HD GRO with the 90% cap feature), where such an election was made after July 16, 2010, is set forth in Appendix N to this prospectus. The cap can be referred to as the “the 90% cap” OR “the 90% cap rule” OR “the 90% cap feature”. A summary description of each AST Bond Portfolio appears within the prospectus section entitled “What Are The Investment Objectives and Policies Of The Portfolios? You can find a copy of the AST Bond Portfolio prospectus by going to www.prudentialannuities.com.
Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2016, an AST bond portfolio whose underlying investments generally mature in 2017, and so forth. We will introduce new AST bond portfolios in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit (and the Highest Daily GRO benefit). If you have elected GRO Plus 2008, you may invest in an AST bond portfolio only by operation of the formula, and thus you may not allocate purchase payments to such a Portfolio. Please see this Prospectus and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.
Although we employ several AST bond portfolios for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the “Current AST bond portfolio Sub-account.” The formula may dictate that a transfer out of the Current AST Bond Portfolio Sub-account be made, or alternatively may mandate a transfer into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability” (we refer to that Sub-account as the “Transfer AST bond portfolio Sub-account”). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if such a transfer is dictated by the formula. As indicated, the AST bond portfolios are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, in accordance with the formula applicable to you under the benefit, we determine which AST bond portfolio your Account Value is transferred to, and under what circumstances a transfer is made. Please note that upon creation of a new enhanced guarantee, an immediate transfer to the Transfer AST Bond Portfolio Sub-account may occur, depending on the discount rate (as described in the next paragraph) used to determine the present value of each

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of your guarantees. As such, a low discount rate could cause a transfer of Account Value into an AST bond portfolio Sub-account, despite the fact that your Account Value had increased.
In general, the formula works as follows (please see Appendix F). On each Valuation Day, the formula automatically performs an analysis with respect to each guarantee amount that is outstanding. For each outstanding guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the maturity date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing the rate determined by that index by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Account Value held within the Current AST bond portfolio Sub-account and to your Account Value held within the other Sub-accounts. If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount held within your other Sub-accounts, exceeds an upper target value (currently, 0.85), then the formula will make a transfer into the Transfer AST bond portfolio Sub-account, in the amount dictated by the formula. If the current liability, reduced by the amount held within the Current AST bond portfolio Sub-account, and divided by the amount within your other Sub-accounts, is less than a lower target value (currently, 0.79), then the formula will transfer Account Value within the Current AST bond portfolio Sub-account into the other Sub-accounts (other than the Transfer AST bond portfolio Sub-account), in the amount dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees, as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts (the “Bond Portfolios”). Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Bond Portfolios. If your entire Account Value is transferred to the Bond Portfolios, then based on the way the formula operates, the formula will not transfer amounts out of the Bond Portfolios to the Sub-accounts and the entire Account Value would remain in the Bond Portfolios. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Bond Portfolios. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Bond Portfolios, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Portfolios pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Guarantee Amount(s);

▪	The amount of time until the maturity of your Guarantee(s);

▪	The amount invested in, and the performance of, the Permitted Sub-accounts;

▪	The amount invested in, and the performance of, the Bond Portfolios;

▪	The discount rate used to determine the present value of your Guarantee(s);

▪	Additional purchase payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the Bond Portfolios will affect your ability to participate in a subsequent recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected.
The Bond Portfolios are available only with these benefits, and you may not allocate purchase payments and transfer Account Value to or from the Bond Portfolios.
Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.
Election/Cancellation of the Benefit
GRO Plus 2008 is no longer available for new elections. If you currently participate in GRO Plus 2008, your existing guarantees are unaffected by the fact that we generally no longer offer GRO Plus 2008.
You may cancel the GRO Plus 2008 benefit at any time. You also can cancel an enhanced guarantee, but leave the base guarantee intact. Upon cancellation of GRO Plus 2008, if only a portion of your Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer any Account Value that is held in such AST Bond Portfolio Sub-account to your elected Sub-accounts pro rata based on the Account Values in such Sub-accounts at that time, unless you are participating in any asset allocation program or automatic rebalancing program for which we are providing administrative support or unless we receive at our Service Office other instructions from you at the time you elect to cancel this benefit. If you are participating in any asset allocation program or automatic rebalancing program, we will transfer any such Account Value in accordance with that program. If your entire Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer your Account Value in accordance with your most recent allocation instructions, or, in the absence of such instructions, we will transfer the Account Value held in the AST Bond Portfolio to the money market portfolio.

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GRO Plus 2008 will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, GRO Plus 2008 will no longer provide any guarantees. The charge for the GRO Plus 2008 benefit will no longer be deducted from your Account Value upon termination of the benefit.
If you wish, you may cancel the GRO Plus 2008 benefit. You may then elect any other currently available living benefit on any Valuation Day after you have cancelled the GRO Plus 2008 benefit, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Upon your election of another living benefit, Account Value may be transferred between the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio and the Permitted Sub-accounts according to the formula. It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST Bond Portfolio Sub-accounts or, depending on the benefit selected, the AST Investment Grade Bond Portfolio under the newly-elected benefit. You also should be aware that upon cancellation of the GRO Plus 2008 benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under any newly-elected benefit will be based on your current Account Value. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the GRO Plus 2008 benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the GRO Plus 2008 benefit provided that the benefit you are looking to elect is available on a post-issue basis.
Special Considerations under GRO Plus 2008
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

▪	You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.

▪	Transfers between an AST bond portfolio Sub-account and your other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.

▪	Any amounts applied to your Account Value by us on a maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

▪
We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.

▪
If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We deduct a charge equal to 0.60% (0.35%, for elections prior to May 1, 2009) of the daily net assets of the Sub-accounts for participation in the GRO Plus 2008 benefit. The annual charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on a maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of the prospectus entitled “Summary of Contract Fees and Charges.” You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
OPTIONAL 90% CAP FEATURE UNDER GRO PLUS 2008
If you currently own an Annuity and have elected the GRO Plus 2008 benefit, you can elect this optional feature, at no additional cost, which utilizes a mathematical formula. The predetermined mathematical formula is described below and will replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The mathematical formula appears in Appendix F in this prospectus, and is described below. Only the election of the 90% cap will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value.

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Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the “Current AST bond portfolio Sub-account.” The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability” (we refer to that Sub-account as the “Transfer AST bond portfolio Sub-account”). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.
Under the formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account (“90% cap feature”). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.
If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap feature is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).
For example,

▪
March 19, 2010 – a transfer is made that results in the 90% cap feature being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2010 – you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

▪
As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).

▪
Once there is a transfer out of the Transfer AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).

If at the time you elect the 90% cap feature, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following “hierarchy” (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any Automatic rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments. It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts.
It is possible that an additional transfer to the Permitted Sub-accounts could occur on the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST bond portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.
Once the transfer restriction of the 90% cap feature is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).

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Important Considerations When Electing this Feature:

▪	At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

▪
Please be aware that because of the way the 90% cap rule mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

▪	Your election of the 90% cap feature will not result in your losing the guarantees you had accumulated under your existing GRO Plus 2008 benefit.
HIGHEST DAILY® GUARANTEED RETURN OPTION (HD GRO)
We no longer permit new elections of Highest Daily GRO.
Highest Daily GRO creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the “maturity date” for that guarantee. Highest Daily GRO will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.
The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant Sub-account losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date. For this same reason, the benefit may limit your ability to benefit from Sub-account increases while it is in effect.
The initial guarantee is created on the day that the Highest Daily GRO benefit is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a “benefit anniversary”) will not be less than your Account Value on the day that the Highest Daily GRO benefit was added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which Highest Daily GRO was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.
In general, we refer to a date on which the Account Value is guaranteed to be present as the “maturity date”. If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the “Current AST bond portfolio Sub-account” described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire account value is invested in the AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.
We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2010 would increase the guaranteed amounts to $130,000 and $150,000, respectively. As illustrated in the examples below, additional purchase payments also increase an amount we refer to as the “dollar-for-dollar corridor.”
We reflect the effect of withdrawals by reference to an amount called the “dollar-for-dollar corridor.” The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election). Each “benefit year” (i.e., a year that begins on the date of election of Highest Daily GRO and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value that we calculate to establish a guarantee, by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the “excess withdrawal”) (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each of the guaranteed amount, the highest daily Account Value that we calculate to establish a guarantee, and the dollar for dollar corridor itself.

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Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.
EXAMPLES
The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the Highest Daily GRO benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for Highest Daily GRO or other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Dollar-for-dollar Limit:

▪	The initial guarantee amount is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).

▪	The remaining dollar-for-dollar limit (“Remaining Limit”) for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).
Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

▪	the initial guarantee amount is first reduced by the Remaining Limit (from $240,000 to $237,500);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the Remaining Limit ($10,000 – $2,500, or $7,500).

—	B is the Account Value less the Remaining Limit ($180,000 – $2,500, or $177,500).
The resulting initial guarantee amount is: $237,500 × (1 – $7,500 / $177,500), or $227,464.79.

▪	The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.
The resulting dollar-for-dollar corridor for the next year is $11,373.24 (i.e., 5% of $227,464.79).
The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 × (1 – $7,500 / $177,500), or $11,971.83.
Key Feature – Allocation of Account Value
HD GRO uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. This required formula helps us manage our financial exposure under HD GRO, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the “AST bond portfolio Sub-accounts”. The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to the other Sub-accounts. The formula is set forth in Appendix N of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled “Investment Options.” In addition, you can find a copy of the AST bond portfolio prospectus by going to www.prudentialannuities.com.
For purposes of operating the HD GRO formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected HD GRO, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made, the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability”, as described below. In the formula, we use the term “Transfer Account” to refer to the AST bond portfolio Sub-account to which a transfer would be made. As indicated, the formula and AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the formula applicable to you under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.

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In general, the formula works as follows. Under the formula, Account Value will transfer between the “Permitted Sub-accounts” and an AST bond portfolio Sub-account when dictated by the pre-determined mathematical formula. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the “Projected Future Guarantee.” The “Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning HD GRO) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.
For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable “discount rate”, would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the “current liability” in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the current AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.
As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Where you have not elected the 90% cap feature, at any given time, some, none, or all of your Account Value may be allocated to an AST bond portfolio Sub-account. For such elections, if your entire Account Value is transferred to an AST bond portfolio Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST bond portfolio Sub-account and the entire Account Value would remain in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money into or out of the AST bond portfolio Sub-account. Once the Purchase Payments are allocated to your Annuity, they also will be subject to the formula, which may result in immediate transfers to or from the AST bond portfolio Sub-accounts, if dictated by the formula. If you have elected the 90% cap feature discussed below, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your guarantee amount(s);

▪	The amount of time until the maturity of your guarantee(s);

▪	The amount invested in, and the performance of, the Permitted Sub-accounts;

▪	The amount invested in, and the performance of, the AST bond portfolio Sub-accounts;

▪	The discount rate used to determine the present value of your guarantee(s);

▪	Additional Purchase Payments, if any, that you make to the Annuity; and

▪	Withdrawals, if any, taken from the Annuity.
Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

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Election/Cancellation of the Benefit
We no longer permit new elections of Highest Daily GRO. If you currently participate in Highest Daily GRO, your existing guarantees are unaffected by the fact that we no longer offer Highest Daily GRO.
If you wish, you may cancel the Highest Daily GRO benefit. You may then elect any other currently available living benefit, which is available to be added post issue on any Valuation Day after you have cancelled the Highest Daily GRO benefit, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Upon cancellation of Highest Daily GRO, if only a portion of your Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer any Account Value that is held in such AST Bond Portfolio Sub-account to your elected Sub-accounts pro rata based on the Account Values in such Sub-accounts at that time, unless you are participating in any asset allocation program or automatic rebalancing program for which we are providing administrative support or unless we receive at our Service Office other instructions from you at the time you elect to cancel this benefit. If you are participating in any asset allocation program or automatic rebalancing program, we will transfer any such Account Value in accordance with that program. If your entire Account Value is allocated to an AST Bond Portfolio Sub-account, we will transfer your Account Value in accordance with your most recent allocation instructions, or, in the absence of such instructions, we will transfer the Account Value held in the AST Bond Portfolio to the AST Government Money Market Portfolio. Upon your election of another living benefit, Account Value may be transferred between the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio, and the Permitted Sub-accounts according to a pre-determined mathematical formula used with that benefit. It is possible that over time the formula could transfer some, most, or none of the Account Value to the AST Bond Portfolio Sub-accounts or, depending on the benefits selected, the AST Investment Grade Bond Portfolio, under the newly-elected benefit. You also should be aware that upon cancellation of the Highest Daily GRO benefit, you will lose all guarantees that you had accumulated under the benefit. Thus, the guarantees under your newly-elected benefit will be based on your current Account Value. The benefit you elect or re-elect may be more expensive than the benefit you cancel. Once the Highest Daily GRO benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Highest Daily GRO benefit provided that the benefit you are looking to elect is available on a post-issue basis.
Highest Daily GRO will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, Highest Daily GRO will no longer provide any guarantees. The charge for the Highest Daily GRO benefit will no longer be deducted from your Account Value upon termination of the benefit.
Special Considerations under Highest Daily GRO
This benefit is subject to certain rules and restrictions, including, but not limited to the following:

▪
Upon inception of the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.

▪	You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.

▪
Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.

▪	Any amounts applied to your Account Value by us on a maturity date will not be treated as “investment in the contract” for income tax purposes.

▪	As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.

▪
We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program. Moreover, if you are invested in prohibited investment options and seek to acquire the benefit, we will ask you to reallocate to permitted investment options as a prerequisite to acquiring the benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.

▪
If you elect this benefit, and in connection with that election you are required to reallocate to different investment options permitted under this benefit, then on the Valuation Day on which we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

Charges under the Benefit
We deduct an annual charge equal to 0.60% (0.35% for elections prior to May 1, 2009) of the daily net assets of the Sub-accounts (including each AST bond portfolio Sub-account) for participation in the Highest Daily GRO benefit. The charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum

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charges shown in the section of this Prospectus entitled “Summary of Contract Fees and Charges.” You will begin paying this charge as of the effective date of the benefit. We will not refund the charges you have paid even if we never have to make any payments under the benefit.
OPTIONAL 90% CAP FEATURE FOR HIGHEST DAILY GRO
If you currently own an Annuity and have elected the Highest Daily GRO benefit, you can elect this optional feature, at no additional cost, which utilizes a mathematical formula. The predetermined mathematical formula is described below and will replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The formula is set forth in Appendix N of this prospectus, and is described below. Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value.
As with the formula that does not include the 90% cap feature, the formula with the 90% cap feature determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as the “Projected Future Guarantee” (as described above).
Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the “Current AST bond portfolio Sub-account.” The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the “current liability” (we refer to that Sub-account as the “Transfer AST bond portfolio Sub-account”). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.
Under the formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account (“90% cap feature”). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.
If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap feature is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).
For example,

▪
March 19, 2010 – a transfer is made that results in the 90% cap feature being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2010 – you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.

▪
As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).

▪
Once there is a transfer out of the Transfer AST bond portfolio Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).

If at the time you elect the 90% cap feature, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following “hierarchy” (i.e., if a given item is inapplicable, we use the next instruction that is

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applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any automatic rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments. It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts.
It is possible that an additional transfer to the Permitted Sub-accounts could occur the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST bond portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.
Once the transfer restriction of the 90% cap feature is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap feature).
Important Considerations When Electing this Feature:

▪	At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

▪
Please be aware that because of the way the 90% cap rule mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

Your election of the 90% cap feature will not result in your losing the guarantees you had accumulated under your existing Highest Daily GRO benefit.
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)
The Guaranteed Minimum Withdrawal Benefit is no longer available for new elections.
The Guaranteed Minimum Withdrawal Benefit guarantees your ability to withdraw amounts equal to an initial principal value (called the “Protected Value”), regardless of the impact of Sub-account performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that Sub-account performance will not affect your ability to protect your principal. You are not required to make withdrawals as part of the benefit – the guarantee is not lost if you withdraw less than the maximum allowable amount of principal each year under the rules of the benefit. There is an additional charge if you elect the GMWB benefit; however, the charge may be waived under certain circumstances described below.
Key Feature – Protected Value
The Protected Value is the total amount that we guarantee will be available to you through withdrawals from your Annuity and/or benefit payments, regardless of the impact of Sub-account performance on your Account Value. The Protected Value is reduced with each withdrawal you make until the Protected Value is reduced to zero. When the Protected Value is reduced to zero due to your withdrawals, the GMWB program terminates. Additionally, the Protected Value is used to determine the maximum annual amount that you can withdraw from your Annuity, called the Protected Annual Withdrawal Amount, without triggering an adjustment in the Protected Value on a proportional basis. The Protected Value is referred to as the “Benefit Base” in the rider we issue for this benefit.
The Protected Value is determined as of the date you make your first withdrawal under your Annuity following your election of the GMWB benefit. The initial Protected Value is equal to the greater of (A) the Account Value on the date you elect the GMWB benefit, plus any additional purchase payments (plus any Credits applied to such purchase payments under Optimum Plus) before the date of your first withdrawal; or (B) the Account Value as of the date of the first withdrawal from your Annuity. The Protected Value may be enhanced by increases in your Account Value due to Sub-account performance during the period between your election of the GMWB benefit and the date of your first withdrawal.

▪	If you elect the GMWB benefit at the time you purchase your Annuity, the Account Value will be your initial Purchase Payment (plus any Credits applied to such purchase payments under Optimum Plus).

▪
If we offer the GMWB benefit to existing Annuity Owners, the Account Value on the anniversary of the Issue Date of your Annuity following your election of the GMWB benefit will be used to determine the initial Protected Value.

▪
If you make additional purchase payments after your first withdrawal, the Protected Value will be increased by the amount of the additional purchase payment (plus any Credits applied to such purchase payments under Optimum Plus).

You may elect to step-up your Protected Value if, due to positive Sub-account performance, your Account Value is greater than the Protected Value. You are eligible to step-up the Protected Value on or after the 5th anniversary following the first withdrawal under the GMWB benefit. The Protected Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elect to step-up the Protected Value, you may do so during the 30-day period prior to your eligibility date or on any Valuation Day thereafter. If you elect to step-up the Protected Value under the benefit, and on the date you elect to step-up, the charges under the GMWB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.

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Upon election of the step-up, we reset the Protected Value to be equal to the then current Account Value. For example, assume your initial Protected Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Value to $60,000. On the date you are eligible to step-up the Protected Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Value to $75,000 on the date you are eligible. Upon election of the step-up, we also reset the Protected Annual Withdrawal Amount (discussed immediately below) to be equal to the greater of (A) the Protected Annual Withdrawal Amount immediately prior to the reset; and (B) 7% of the Protected Value immediately after the reset.
Key Feature – Protected Annual Withdrawal Amount.
The initial Protected Annual Withdrawal Amount is equal to 7% of the Protected Value. Under the GMWB benefit, if your cumulative withdrawals each Annuity Year are less than or equal to the Protected Annual Withdrawal Amount, your Protected Value will be reduced on a “dollar-for-dollar” basis (the Protected Value is reduced by the actual amount of the withdrawal, including any CDSC or MVA that may apply). Cumulative withdrawals in any Annuity Year that exceed the Protected Annual Withdrawal Amount trigger a proportional adjustment to both the Protected Value and the Protected Annual Withdrawal Amount, as described in the rider for this benefit (see the examples of this calculation below). The Protected Annual Withdrawal Amount is referred to as the “Maximum Annual Benefit” in the rider we issue for this benefit.
The GMWB benefit does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Protected Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Protected Annual Withdrawal Amount each Annuity Year.
If, cumulatively, you withdraw an amount less than the Protected Annual Withdrawal Amount in any Annuity Year, you cannot carry-over the unused portion of the Protected Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Protected Annual Withdrawal Amount may extend the period of time until the remaining Protected Value is reduced to zero.

▪	Additional purchase payments will increase the Protected Annual Withdrawal Amount by 7% of the applicable Purchase Payment (and any Credits we apply to such purchase payments under Optimum Plus).

▪	If the Protected Annual Withdrawal Amount after an adjustment exceeds the Protected Value, the Protected Annual Withdrawal Amount will be set equal to the Protected Value.
The following examples of dollar-for-dollar and proportional reductions and the reset of the Maximum Annual Benefit assume that: 1.) the Issue Date and the effective date of the GMWB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of Optimum Plus); 3.) a Protected Value of $250,000; and 4.) a Protected Annual Withdrawal Amount of $17,500 (7% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for GMWB or any other fees and charges.
Example 1. Dollar-For-Dollar Reduction
A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity Year). No prior withdrawals have been taken. As the amount withdrawn is less than the Protected Annual Withdrawal Amount:

▪	The Protected Value is reduced by the amount withdrawn (i.e., by $10,000, from $250,000 to $240,000).

▪	The remaining Protected Annual Withdrawal Amount for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $17,500 to $7,500).
Example 2. Dollar-For-Dollar and Proportional Reductions
A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $220,000. As the amount withdrawn exceeds the remaining Protected Annual Withdrawal Amount of $7,500 from Example 1:

▪	The Protected Value is first reduced by the remaining Protected Annual Withdrawal Amount (from $240,000 to $232,500);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the remaining Protected Annual Withdrawal Amount ($10,000 – $7,500, or $2,500).

—	B is the Account Value less the remaining Protected Annual Withdrawal Amount ($220,000 – $7,500, or $212,500).
The resulting Protected Value is: $232,500 × (1 – $2,500 / $212,500), or $229,764.71.

▪	The Protected Annual Withdrawal Amount is also reduced by the ratio of A to B: The resulting Protected Annual Withdrawal Amount is: $17,500 × (1 – $2,500 / $212,500), or $17,294.12;

▪	The remaining Protected Annual Withdrawal Amount is set to zero (0) for the balance of the first Annuity Year.
Example 3. Reset of the Maximum Annual Benefit
A $10,000 withdrawal is made on October 13, 2006 (second Annuity Year). The remaining Protected Annual Withdrawal Amount has been reset to the Protected Annual Withdrawal Amount of $17,294.12 from Example 2. As the amount withdrawn is less than the remaining Protected Annual Withdrawal Amount:

▪	the Protected Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $229,764.71 to $219,764.71).

▪	the remaining Protected Annual Withdrawal Amount for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $17,294.12 to $7,294.12).

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Benefits under GMWB

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In addition to any withdrawals you make under the GMWB benefit, Sub-account performance may reduce your Account Value. If your Account Value is equal to zero, and you have not received all of your Protected Value in the form of withdrawals from your Annuity, we will continue to make payments equal to the remaining Protected Value in the form of fixed, periodic payments until the remainder of the Protected Value is paid, at which time the rider terminates. The fixed, periodic payments will each be equal to the Protected Annual Withdrawal Amount, except for the last payment which may be equal to the remaining Protected Value. We will determine the duration for which periodic payments will continue by dividing the Protected Value by the Protected Annual Withdrawal Amount. You will not have the right to make additional Purchase Payments or receive the remaining Protected Value in a lump sum. You can elect the frequency of payments, subject to our rules then in effect.

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If the death benefit under your Annuity becomes payable before you have received all of your Protected Value in the form of withdrawals from your Annuity, your Beneficiary has the option to elect to receive the remaining Protected Value as an alternate death benefit payout in lieu of the amount payable under any other death benefit provided under your Annuity. The remaining Protected Value will be payable in the form of fixed, periodic payments. Your beneficiary can elect the frequency of payments, subject to our rules then in effect. We will determine the duration for which periodic payments will continue by dividing the Protected Value by the Protected Annual Withdrawal Amount. The Protected Value is not equal to the Account Value for purposes of the Annuity’s other death benefit options. The GMWB benefit does not increase or decrease the amount otherwise payable under the Annuity’s other death benefit options. Generally, the GMWB benefit would be of value to your Beneficiary only when the Protected Value at death exceeds any other amount available as a death benefit.

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If you elect to begin receiving annuity payments before you have received all of your Protected Value in the form of withdrawals from your Annuity, an additional annuity payment option will be available that makes fixed annuity payments for a certain period, determined by dividing the Protected Value by the Protected Annual Withdrawal Amount. If you elect to receive annuity payments calculated in this manner, the assumed interest rate used to calculate such payments will be 0%, which is less than the assumed interest rate on other annuity payment options we offer. This 0% assumed interest rate results in lower annuity payments than what would have been paid if the assumed interest rate was higher than 0%. You can also elect to terminate the GMWB benefit and begin receiving annuity payments based on your then current Account Value (not the remaining Protected Value) under any of the available annuity payment options.

Other Important Considerations

▪	Withdrawals under the GMWB benefit are subject to all of the terms and conditions of your Annuity, including any CDSC and MVA that may apply.

▪	Withdrawals made while the GMWB benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity.

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The GMWB benefit does not directly affect your Annuity’s Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Value.

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You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the GMWB benefit. The GMWB benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Protected Value in the form of periodic benefit payments.

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We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.

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The Basic Death Benefit will terminate if withdrawals taken under the GMWB benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the GMWB benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of the Benefit
The GMWB benefit is no longer available. If you currently participate in GMWB, your existing guarantees are unaffected by the fact that we no longer offer GMWB.
We reserve the right to restrict the maximum amount of Protected Value that may be covered under the GMWB benefit under this Annuity or any other annuities that you own that are issued by Prudential Annuities or its affiliated companies.
Termination of the Benefit
The benefit terminates automatically when your Protected Value reaches zero based on your withdrawals. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon due proof of death (unless your surviving spouse elects to continue your Annuity and the GMWB benefit or your Beneficiary elects to receive the amounts payable under the GMWB benefit in lieu of the death benefit) or upon your election to begin receiving annuity payments.

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The charge for the GMWB benefit will no longer be deducted from your Account Value upon termination of the benefit.
Please note that if you terminate a living benefit such as GMWB and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Charges under the Program
Currently, we deduct a charge equal to 0.35% of the daily net assets of the Sub-accounts per year to purchase the GMWB benefit. The annual charge is deducted daily.

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If, during the seven years following the effective date of the benefit, you do not make any withdrawals, and also during the five years after the effective date of the benefit you make no purchase payment, we will thereafter waive the charge for GMWB. If you make a purchase payment after we have instituted that fee waiver (whether that purchase payment is directed to a Sub-account or to a Fixed Allocation), we will resume imposing the GMWB fee (without notifying you of the resumption of the charge). Withdrawals that you take after the fee waiver has been instituted will not result in the re-imposition of the GMWB charge.

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If you elect to step-up the Protected Value under the benefit, and on the date you elect to step-up, the charges under the benefit have changed for new purchasers, your benefit may be subject to the new charge level for the benefit.

Additional Tax Considerations for Qualified Contracts/Arrangements
If you purchase an Annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5% owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Protected Annual Withdrawal Amount, which will cause us to recalculate the Protected Value and the Protected Annual Withdrawal Amount, resulting in a lower amount payable in future Annuity Years.
GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
The Guaranteed Minimum Income Benefit is no longer available for new elections.
The Guaranteed Minimum Income Benefit is an optional benefit that, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on a guaranteed minimum value (called the “Protected Income Value”) that increases after the waiting period begins, regardless of the impact of Sub-account performance on your Account Value. The benefit may be appropriate for you if you anticipate using your Annuity as a future source of periodic fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount despite fluctuations in Sub-account performance. There is an additional charge if you elected the GMIB benefit.
Key Feature – Protected Income Value
The Protected Income Value is the minimum amount that we guarantee will be available (net of any applicable Tax Charge), after a waiting period of at least seven years, as a basis to begin receiving fixed annuity payments. The Protected Income Value is initially established on the effective date of the GMIB benefit and is equal to your Account Value on such date. Currently, since the GMIB benefit may only be elected at issue, the effective date is the Issue Date of your Annuity. The Protected Income Value is increased daily based on an annual growth rate of 5%, subject to the limitations described below. The Protected Income Value is referred to as the “Protected Value” in the rider we issue for this benefit. The 5% annual growth rate is referred to as the “Roll-Up Percentage” in the rider we issue for this benefit.
The Protected Income Value is subject to a limit of 200% (2X) of the sum of the Protected Income Value established on the effective date of the GMIB benefit, or the effective date of any step-up value, plus any additional purchase payments (and any Credit that is applied to such purchase payments in the case of Optimum Plus) made after the waiting period begins (“Maximum Protected Income Value”), minus the impact of any withdrawals (as described below in “Impact of Withdrawals on the Protected Income Value”) you make from your Annuity after the waiting period begins.

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Subject to the maximum age/durational limits described immediately below, we will no longer increase the Protected Income Value by the 5% annual growth rate once you reach the Maximum Protected Income Value. However, we will increase the Protected Income Value by the amount of any additional purchase payments after you reach the Maximum Protected Income Value. Further, if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.

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Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary date on or immediately following the Annuitant’s 80th birthday or the 7th anniversary of the later of the effective date of the GMIB benefit or the effective date of the most recent step-up. However, we will increase the Protected Income Value by the amount of any additional purchase payments (and any Credit that is applied to such purchase payments in the case of Optimum Plus). Further, if you make withdrawals after the Annuitant reaches the maximum age/duration limits, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.

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Subject to the Maximum Protected Income Value, if you make an additional purchase payment, we will increase the Protected Income Value by the amount of the purchase payment (and any Credit that is applied to such purchase payment in the case of Optimum Plus) and will apply the 5% annual growth rate on the new amount from the date the purchase payment is applied.

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As described below, after the waiting period begins, cumulative withdrawals each Annuity Year that are up to 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value by the amount of the withdrawal. Cumulative withdrawals each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value proportionately. The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

Stepping-Up the Protected Income Value – You may elect to “step-up” or “reset” your Protected Income Value if your Account Value is greater than the current Protected Income Value. Upon exercise of the step-up provision, your initial Protected Income Value will be reset equal to your current Account Value. From the date that you elect to step-up the Protected Income Value, we will apply the 5% annual growth rate to the stepped-up Protected Income Value, as described above. You can exercise the step-up provision twice while the GMIB benefit is in effect, and only while the Annuitant is less than age 76.

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A new seven-year waiting period will be established upon the effective date of your election to step-up the Protected Income Value. You cannot exercise your right to begin receiving annuity payments under the GMIB benefit until the end of the new waiting period. In light of this waiting period upon resets, it is not recommended that you reset your GMIB if the required beginning date under IRS minimum distribution requirements would commence during the 7 year waiting period. See “Tax Considerations” section in this prospectus for additional information on IRS requirements.

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The Maximum Protected Income Value will be reset as of the effective date of any step-up. The new Maximum Protected Income Value will be equal to 200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent purchase payments (and any Credit that is applied to such purchase payments in the case of Optimum Plus), minus the impact of any withdrawals after the date of the step-up.

▪	When determining the guaranteed annuity purchase rates for annuity payments under the GMIB benefit, we will apply such rates based on the number of years since the most recent step-up.

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If you elect to step-up the Protected Income Value under the benefit, and on the date you elect to step-up, the charges under the GMIB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.

▪	A step-up will increase the dollar-for-dollar limit on the anniversary of the Issue Date of the Annuity following such step-up.
Impact of Withdrawals on the Protected Income Value – Cumulative withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected Income Value on a “dollar-for-dollar” basis (the Protected Income Value is reduced by the actual amount of the withdrawal). Cumulative withdrawals in any Annuity Year in excess of 5% of the Protected Income Value will reduce the Protected Income Value proportionately (see the examples of this calculation below). The 5% annual withdrawal amount is determined on each anniversary of the Issue Date (or on the Issue Date for the first Annuity Year) and applies to any withdrawals during the Annuity Year. This means that the amount available for withdrawals each Annuity Year on a “dollar-for-dollar” basis is adjusted on each Annuity anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.
The Maximum Protected Income Value is reduced by the same dollar-for-dollar amount as the Protected Income Value is reduced and the same proportional percentage as the Protected Income Value is reduced.
The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GMIB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of Optimum Plus); 3.) an initial Protected Income Value of $250,000; 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000); and 5.) a Maximum Protected Income Value of $500,000 (200% of the initial Protected Income Value). The values set forth here are purely hypothetical and do not reflect the charge for GMIB or any other fees and charges.
Example 1. Dollar-for-dollar reduction
A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity Year). No prior withdrawals or step-ups have been taken. Immediately prior to the withdrawal, the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:

▪	The Protected Income Value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).

▪	The Maximum Protected Income Value is reduced by the amount withdrawn (i.e., by $10,000 from $500,000.00 to $490,000.00).

▪	The remaining dollar-for-dollar limit (“Remaining Limit”) for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

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Example 2. Dollar-for-dollar and proportional reductions
A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). Immediately before the withdrawal, the Account Value is $220,000, the Protected Income Value is $242,006.64 and the Maximum Protected Income Value is $490,000.00. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

▪	The Protected Income Value is first reduced by the Remaining Limit (from $242,006.64 to $239,506.64);

▪	The result is then further reduced by the ratio of A to B, where:

—	A is the amount withdrawn less the Remaining Limit ($10,000 – $2,500, or $7,500).

—	B is the Account Value less the Remaining Limit ($220,000 – $2,500, or $217,500).
The resulting Protected Income Value is: $239,506.64 X (1 – $7,500 / $217,500), or $231,247.79.

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The Maximum Protected Income Value is reduced first by the same dollar amount as the Protected Income Value ($490,000.00 – $2,500 or $487,500.00) and by the same proportion as for the Protected Income Value ($487,500.00 X 0.9655 or $470,689.66).

▪	The Remaining Limit is set to zero (0) for the balance of the first Annuity Year.
Example 3. Reset of the dollar-for-dollar limit
A $10,000 withdrawal is made on the first anniversary of the Issue Date, October 13, 2006 (second Annuity Year). Prior to the withdrawal, the Protected Income Value is $240,838.37 and the Maximum Protected Income Value is $470,689.66. The Remaining Limit is reset to 5% of the Protected Income Value amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:

▪	The Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).

▪	The Maximum Protected Income Value is also reduced by the amount withdrawn (i.e., by $10,000 from $470,689.66, to $460,689.66).

▪	The Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).
Key Feature – GMIB Annuity Payments
You can elect to apply the Protected Income Value to one of the available GMIB Annuity Payment Options on any anniversary date following the initial waiting period, or any subsequent waiting period established upon your election to step-up the Protected Income Value. Once you have completed the waiting period, you will have a 30-day period each year, after the Annuity anniversary, during which you may elect to begin receiving annuity payments under one of the available GMIB Annuity Payment Options. You must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity’s Issue Date on or immediately following the Annuitant’s or your 95th birthday or whichever is sooner, except for Annuities used as a funding vehicle for an IRA, SEP IRA or 403(b), in which case you must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity’s Issue Date on or immediately following the Annuitant’s 92nd birthday.
Your Annuity or state law may require you to begin receiving annuity payments at an earlier date.
The amount of each GMIB Annuity Payment will be determined based on the age and, where permitted by law, sex of the Annuitant by applying the Protected Income Value (net of any applicable Tax Charge that may be due) to the GMIB Annuity Payment Option you choose. We use special annuity purchase rates to calculate the amount of each payment due under the GMIB Annuity Payment Options. These special rates for the GMIB Annuity Payment Options are calculated using an assumed interest rate factor that provides for lower growth in the value applied to produce annuity payments than if you elected an annuity payment option that is not part of the GMIB benefit. These special rates also are calculated using other factors such as “age setbacks” (use of an age lower than the Annuitant’s actual age) that result in lower payments than would result if you elected an annuity payment option that is not part of the GMIB benefit. Use of an age setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.
On the date that you elect to begin receiving GMIB Annuity Payments, we guarantee that your payments will be calculated based on your Account Value and our then current annuity purchase rates if the payment amount calculated on this basis would be higher than it would be based on the Protected Income Value and the special GMIB annuity purchase rates.
GMIB Annuity Payment Option 1 – Payments for Life with a Certain Period
Under this option, monthly annuity payments will be made until the death of the Annuitant. If the Annuitant dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
GMIB Annuity Payment Option 2 – Payments for Joint Lives with a Certain Period
Under this option, monthly annuity payments will be made until the death of both the Annuitant and the Joint Annuitant. If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

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If the Annuitant dies first, we will continue to make payments until the later of the death of the Joint Annuitant and the end of the period certain. However, if the Joint Annuitant is still receiving annuity payments following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.

▪	If the Joint Annuitant dies first, we will continue to make payments until the later of the death of the Annuitant and the end of the period certain.

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You cannot withdraw your Account Value or the Protected Income Value under either GMIB Annuity Payment Option once annuity payments have begun. We may make other payout frequencies available, such as quarterly, semi-annually or annually.
Other Important Considerations
You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event your Account Value declines significantly due to negative investment performance. If your Account Value is not significantly affected by negative investment performance, it is unlikely that the purchase of the GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. Therefore, you may generate higher income payments if you were to annuitize a lower Account Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher Protected Value than your Account Value but, at the annuity purchase rates guaranteed under the GMIB. The GMIB benefit does not directly affect an Annuity’s Account Value, Surrender Value or the amount payable under either the basic Death Benefit provision of the Annuity or any optional Death Benefit provision. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.

▪	Each Annuity offers other annuity payment options that you can elect which do not impose an additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.

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Where allowed by law, we reserve the right to limit subsequent purchase payments if we determine, at our sole discretion, that based on the timing of your purchase payments and withdrawals, your Protected Income Value is increasing in ways we did not intend. In determining whether to limit Purchase Payments, we will look at purchase payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.

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We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program. We reserve the right to transfer any Account Value in a prohibited investment option to an eligible investment option. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.

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If you change the Annuitant after the effective date of the GMIB, the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant. If the new Annuitant would not be eligible to elect the GMIB based on his or her age at the time of the change, then the GMIB program will terminate.

▪	Annuity payments made under the GMIB are subject to the same tax treatment as any other annuity payment.

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At the time you elect to begin receiving annuity payments under the GMIB or under any other annuity payment option we make available, the protection provided by an Annuity’s basic Death Benefit or any optional Death Benefit provision you elected will no longer apply.

Election of the Benefit
The GMIB benefit is no longer available. If you currently participate in GMIB, your existing guarantees are unaffected by the fact that we no longer offer GMIB.
Termination of the Benefit
The GMIB benefit cannot be terminated by the Owner once elected. The GMIB benefit automatically terminates as of the date your Annuity is fully surrendered, on the date the Death Benefit is payable to your Beneficiary (unless your surviving spouse elects to continue your Annuity), or on the date that your Account Value is transferred to begin making annuity payments. The GMIB benefit may also be terminated if you designate a new Annuitant who would not be eligible to elect the GMIB benefit based on his or her age at the time of the change.
Upon termination of the GMIB benefit we will deduct the charge from your Account Value for the portion of the Annuity Year since the prior anniversary of the Annuity’s Issue Date (or the Issue Date if in the first Annuity Year).
Charges under the Benefit
Currently, we deduct a charge equal to 0.50% per year of the average Protected Income Value for the period the charge applies. Because the charge is calculated based on the average Protected Income Value, it does not increase or decrease based on changes to the Annuity’s Account Value due to Sub-account performance. The dollar amount you pay each year will increase in any year the Protected Income Value increases, and it will decrease in any year the Protected Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.
The charge is deducted annually in arrears each Annuity Year on the anniversary of the Issue Date of an Annuity. We deduct the amount of the charge pro-rata from the Account Value allocated to the Sub-accounts and the Fixed Allocations. No MVA will apply to Account Value deducted from a Fixed Allocation. If you surrender your Annuity, begin receiving annuity payments under the GMIB benefit or any other annuity payment option we make available during an Annuity Year, or the GMIB benefit terminates, we will deduct the charge for the portion of the Annuity Year since the prior anniversary of the Annuity’s Issue Date (or the Issue Date if in the first Annuity Year). No charge applies after the Annuity Date.
LIFETIME FIVE INCOME BENEFIT (LIFETIME FIVE)
The Lifetime Five Income Benefit is no longer being offered. Lifetime Five could have been elected only where the Annuitant and the Owner were the same person or, if the Annuity Owner is an entity, where there was only one Annuitant. The Annuitant must have been at

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least 45 years old when the benefit is elected. The Lifetime Five Income Benefit was not available if you elected any other optional living benefit. As long as your Lifetime Five Income Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.
The benefit that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the “Protected Withdrawal Value”), regardless of the impact of Sub-account performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. There are two options – one is designed to provide an annual withdrawal amount for life (the “Life Income Benefit”) and the other is designed to provide a greater annual withdrawal amount as long as there is Protected Withdrawal Value (adjusted as described below) (the “Withdrawal Benefit”). If there is no Protected Withdrawal Value, the withdrawal benefit will be zero. You do not choose between these two options; each option will continue to be available as long as your Annuity has an Account Value and the Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the Account Value of your Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your Annuity following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greatest of (A) the Account Value on the date you elect Lifetime Five, plus any additional purchase payments, as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the purchase payment to your Annuity, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to Optimum Plus, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value, the Annual Income Amount and the Annual Withdrawal Amount (see below for a description of Annual Income Amount and Annual Withdrawal Amount).

▪	If you elected the Lifetime Five benefit at the time you purchased your Annuity, the Account Value would have been your initial Purchase Payment.

▪	If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.
The Protected Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar basis up to the Annual Withdrawal Amount, per Annuity Year, of the Protected Withdrawal Value and on the greater of a dollar-for-dollar basis or a pro rata basis for withdrawals in an Annuity Year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point the Annual Withdrawal Amount will be zero until such time (if any) as the Annuity reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the Annuity).
Step-Up of the Protected Withdrawal Value
You may elect to step-up your Protected Withdrawal Value if, due to positive Sub-account performance, your Account Value is greater than the Protected Withdrawal Value.
If you elected the Lifetime Five benefit on or after March 20, 2006:

▪	you are eligible to step-up the Protected Withdrawal Value on or after the 1st anniversary of the first withdrawal under the Lifetime Five benefit

▪	the Protected Withdrawal Value can be stepped up again on or after the 1st anniversary of the preceding step-up
If you elected the Lifetime Five benefit prior to March 20, 2006 and that original election remains in effect:

▪	you are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under the Lifetime Five benefit

▪	the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary of the preceding step-up.
In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value under the benefit, and on the date you elect to step-up, the charges under the Lifetime Five benefit have changed for new purchasers, your benefit may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

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An optional automatic step-up (“Auto Step-Up”) feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.
If you elected the Lifetime Five benefit on or after March 20, 2006 and have also elected the Auto Step-Up feature:

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the first Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under the Lifetime Five benefit or (2) the most recent step-up

▪	your Protected Withdrawal Value will only be stepped-up if 5% of the Account Value is greater than the Annual Income Amount by any amount

▪
if at the time of the first Auto Step-Up opportunity, 5% of the Account Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs

▪	once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the most recent step-up
If you elected the Lifetime Five benefit prior to March 20, 2006 and have also elected the Auto Step-Up feature:

▪
the first Auto Step-Up opportunity will occur on the Annuity Anniversary that is at least 5 years after the later of (1) the date of the first withdrawal under the Lifetime Five benefit or (2) the most recent step-up

▪	your Protected Withdrawal Value will only be stepped-up if 5% of the Account Value is greater than the Annual Income Amount by 5% or more

▪
if at the time of the first Auto Step-Up opportunity, 5% of the Account Value does not exceed the Annual Income Amount by 5% or more, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs

▪	once a step-up occurs, the next Auto Step-Up opportunity will occur on the Annuity Anniversary that is at least 5 years after the most recent step-up
In either scenario (i.e., elections before or after March 20, 2006), if on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.
Key Feature – Annual Income Amount under the Life Income Benefit
The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under the Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up (or an auto step-up is effected), your Annual Income Amount increases to equal 5% of your Account Value after the step-up, adjusted for withdrawals within the current annuity year, if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (and any associated Credit with respect to Optimum Plus). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.
Key Feature – Annual Withdrawal Amount under the Withdrawal Benefit
The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under the Lifetime Five benefit, if your cumulative withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a dollar-for-dollar basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (“Excess Withdrawal”), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Account Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. When you elect a step-up (or an auto step-up is effected), your Annual Withdrawal Amount increases to equal 7% of your Account Value after the step-up, adjusted for withdrawals within the current annuity year, if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments (and any associated Credit with respect to Optimum Plus). A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.
The Lifetime Five benefit does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.

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▪
If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

▪
If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

Examples of Withdrawal
The following examples of dollar-for-dollar and proportional reductions of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of the Lifetime Five benefit are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000;. The values set forth here are purely hypothetical, and do not reflect the charge for Lifetime Five or any other fees and charges.
The initial Protected Withdrawal Value is calculated as the greatest of (a), (b) and (c):

(a)	Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 × 1.05^(393/365) = $263,484.33

(b)	Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000

(c)	Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000
Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).
Example 1. Dollar-For-Dollar reduction
If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 – $10,000 = $8,550 Annual Withdrawal Amount for future Annuity Years remains at $18,550

▪	Remaining Annual Income Amount for current Annuity Year = $13,250 – $10,000 = $3,250.

▪	Annual Income Amount for future Annuity Years remains at $13,250

▪	Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000
Example 2. Dollar-For-Dollar and Proportional Reductions

(a)	If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 – $15,000 = $3,550

▪	Annual Withdrawal Amount for future Annuity Years remains at $18,550

▪	Remaining Annual Income Amount for current Annuity Year = $0
Excess of withdrawal over the Annual Income Amount ($15,000 – $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.

▪
Reduction to Annual Income Amount = Excess Income/ Account Value before Excess Income × Annual Income Amount = $1,750/($263,000 – $13,250) × $13,250 = $93. Annual Income Amount for future Annuity Years = $13,250 – $93 = $13,157

▪	Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

(b)	If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Withdrawal Amount for current Annuity Year = $0
Excess of withdrawal over the Annual Withdrawal Amount ($25,000 – $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.

▪	Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value before Excess Withdrawal × Annual Withdrawal Amount = $6,450/($263,000 – $18,550) × $18,550 = $489
Annual Withdrawal Amount for future Annuity Years = $18,550 – $489 = $18,061

▪	Remaining Annual Income Amount for current Annuity Year = $0
Excess of withdrawal over the Annual Income Amount ($25,000 – $13,250 = $11,750) reduces Annual Income Amount for future Annuity Years.

▪	Reduction to Annual Income Amount = Excess Income/ Account Value before Excess Income × Annual Income Amount = $11,750/($263,000 – $13,250) × $13,250 = $623

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Annual Income Amount for future Annuity Years = $13,250 – $623 = $12,627

▪
Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction. Dollar-for-dollar reduction = $25,000 – $18,550 = $6,450

▪
Proportional reduction = Excess Withdrawal/Account Value before Excess Withdrawal × Protected Withdrawal Value = $6,450/($263,000 – $18,550) × $246,450 = $6,503. Protected Withdrawal Value = $246,450 – max {$6,450, $6,503} = $239,947

Benefits under the Lifetime Five Benefit

▪
If your Account Value is equal to zero, and the cumulative withdrawals in the current Annuity Year are greater than the Annual Withdrawal Amount, the Lifetime Five benefit will terminate. To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Thus, in that scenario, the remaining amounts under the Life Income Benefit and the Withdrawal Benefit would be payable even though your Account Value was reduced to zero. Once you make this election we will make an additional payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the Annuity Year, if any, depending on the option you choose. In subsequent Annuity Years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this Prospectus. You will not be able to change the option after your election and no further purchase payments will be accepted under your Annuity. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Account Value equals zero no further purchase payments will be accepted under your Annuity.

▪
If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

(1)	apply your Account Value to any annuity option available; or

(2)	request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the Annuitant’s death; or

(3)
request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the Annuitant’s death or the date the Protected Withdrawal Value is depleted.

We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

(1)
the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪
If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations

▪	Withdrawals under the Lifetime Five benefit are subject to all of the terms and conditions of your Annuity, including any applicable CDSC.

▪
Withdrawals made while the Lifetime Five benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity. The Lifetime Five benefit does not directly affect your Annuity’s Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Lifetime Five program. The Lifetime Five benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals

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reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪
In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

▪
You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under the Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Lifetime Five benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.
Election of the Benefit
We no longer permit elections of Lifetime Five. If you wish, you may cancel the Lifetime Five benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Lifetime Five benefit provided, the request is received in good order (subject to state availability and in accordance with any applicable age requirements). Once the Lifetime Five benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Lifetime Five benefit provided that the benefit you are looking to elect is available on a post- issue basis. If you cancel Lifetime Five, you lose all guarantees under the benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. Any such benefit may be more expensive.
Termination of the Benefit
The benefit terminates automatically when your Protected Withdrawal Value and Annual Income Amount equal zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon the death of the Annuitant, upon a change in ownership of your Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments. While you may terminate your benefit at any time, we may not terminate the program other than in the circumstances listed above. However, we may stop offering the benefit for new elections or re-elections at any time in the future.
The charge for the Lifetime Five benefit will no longer be deducted from your Account Value upon termination of the benefit.
Additional Tax Considerations
If you purchase an Annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value.
As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of this prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.
SPOUSAL LIFETIME FIVE INCOME BENEFIT (SPOUSAL LIFETIME FIVE)
The Spousal Lifetime Five benefit is no longer being offered. Spousal Lifetime Five must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 55 years old when the benefit was elected. The Spousal Lifetime Five program was not available if you elected any other optional living benefit or optional death benefit. As long as your Spousal Lifetime Five Income Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this program.
The benefit guarantees until the later death of two natural persons that are each other’s spouses at the time of election of Spousal Lifetime Five (the “Designated Lives”, each a “Designated Life”) the ability to withdraw an annual amount (“Spousal Life Income Benefit”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Account Value of the Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account

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performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under the Spousal Lifetime Income Benefit when and if your Account Value is reduced to zero (unless the benefit has terminated).
Key Feature – Initial Protected Withdrawal Value
The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity following your election of Spousal Lifetime Five. The initial Protected Withdrawal Value is equal to the greatest of (A) the Account Value on the date you elect Spousal Lifetime Five, plus any additional purchase payments as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity, until the date of your first withdrawal or the 10th anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10th anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10th anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to Optimum Plus, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value and the Annual Income Amount (see below for a description of Annual Income Amount).

▪
For existing Owners who are electing the Spousal Lifetime Five benefit, the Account Value on the date of your election of the Spousal Lifetime Five program will be used to determine the initial Protected Withdrawal Value.

Key Feature – Annual Income Amount under the Spousal Life Income Benefit
The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under the Spousal Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Spousal Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. The Spousal Lifetime Five benefit does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount.
Step-Up of Annual Income Amount
You may elect to step-up your Annual Income Amount if, due to positive Sub-account performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1st anniversary of the first withdrawal under the Spousal Lifetime Five benefit. The Annual Income Amount can be stepped up again on or after the 1st anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount under the benefit, and on the date you elect to step-up, the charges under the Spousal Lifetime Five benefit have changed for new purchasers, your benefit may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up, adjusted for withdrawals within the current annuity year. Your Annual Income Amount also increases if you make additional Purchase Payments. The amount of the increase is equal to 5% of any additional Purchase Payments (plus any Credit with respect to Optimum Plus). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.
An optional automatic step-up (“Auto Step-Up”) feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under the Spousal Lifetime Five benefit or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1st Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.
Examples of Withdrawals and Step-Up
The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume:

(1)
the Issue Date and the Effective Date of the Spousal Lifetime Five benefit are February 1, 2005; 2) an initial Purchase Payment of $250,000; 3) the Account Value on February 1, 2006 is equal to $265,000; 4) the first withdrawal occurs on March 1, 2006 when the Account Value is equal

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to $263,000; and 5) the Account Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for the Spousal Lifetime Five or any other fees and charges.
The initial Protected Withdrawal Value is calculated as the greatest of (a), (b) and (c):

(a)	Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 × 1.05^(393/365) = $263,484.33

(b)	Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000

(c)	Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000
Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).
Example 1. Dollar-For-Dollar Reduction
If $10,000 was withdrawn (less than the Annual Income Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Income Amount for current Annuity Year = $13,250 – $10,000 = $3,250

▪	Annual Income Amount for future Annuity Years remains at $13,250
Example 2. Dollar-For-Dollar and Proportional Reductions

(a)	If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:

▪	Remaining Annual Income Amount for current Annuity Year = $0 Excess of withdrawal over the Annual Income Amount ($15,000 – $13,250 = $1,750) reduces Annual Income Amount for future Annuity Years.

▪	Reduction to Annual Income Amount = Excess Income/ Account Value before Excess Income × Annual Income Amount = $1,750 / ($263,000 – $13,250) × $13,250 = $93

▪	Annual Income Amount for future Annuity Years = $13,250 – $93 = $13,157
Example 3. Step-Up of the Annual Income Amount
If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.
Benefits Under the Spousal Lifetime Five Benefit
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this Prospectus. No further purchase payments will be accepted under your Annuity. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.

▪
If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any annuity option available; or

(2)
request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life.

We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

(1)
the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪
If no withdrawal was ever taken, we will determine an initial Protected Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

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Other Important Considerations

▪	Withdrawals under the Spousal Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.

▪
Withdrawals made while the Spousal Lifetime Five benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Spousal Lifetime Five benefit does not directly affect the Annuity’s Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Lifetime Five benefit. The Spousal Lifetime Five benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪
In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional Purchase Payments may be subject to the new investment limitations.

▪
There may be circumstances where you will continue to be charged the full amount for the Spousal Lifetime Five benefit even when the benefit is only providing a guarantee of income based on one life with no survivorship.

▪
In order for the Surviving Designated Life to continue the Spousal Lifetime Five benefit upon the death of an owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation option. When the Annuity is owned by a Custodial Account, in order for Spousal Lifetime Five to be continued after the death of the first Designated Life (the Annuitant), the Custodial Account must elect to continue the Annuity and the second Designated Life (the Contingent Annuitant) will be named as the new Annuitant. See “Spousal Designations” and “Spousal – Assumption of Annuity” in this Prospectus.

▪
You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under the Spousal Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Spousal Lifetime Five benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
We no longer permit elections of Spousal Lifetime Five – whether for those who currently participate in Spousal Lifetime Five or for those who are buying an Annuity for the first time. If you wish, you may cancel the Spousal Lifetime Five benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Spousal Lifetime Five benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Once the Spousal Lifetime Five benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Spousal Lifetime Five benefit provided that the benefit you are looking to elect is available on a post-issue basis. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time.
Spousal Lifetime Five could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other’s spouses at the time of election of the benefit. Spousal Lifetime Five only could be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

▪
One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner’s spouse. The Owner/Annuitant and the beneficiary each must be at least 55 years old at the time of election; or

▪
Co-Annuity Owners, where the Owners are each other’s spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 55 years old at the time of election; or

▪
One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 55 years old at the time of election.

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We do not permit a change of Owner under this benefit, except as follows:

(a)	if one Owner dies and the surviving spousal Owner assumes the Annuity or

(b)
if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Lifetime Five benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

Termination of the Benefit
The benefit terminates automatically when your Annual Income Amount equals zero. The benefit also terminates upon your surrender of the Annuity, upon the first Designated Life to die if the Annuity is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments. You may terminate the benefit at any time by notifying us. Please note that if you terminate a living benefit such as Spousal Lifetime Five and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
The charge for the Spousal Lifetime Five benefit will no longer be deducted from your Account Value upon termination of the benefit.
Additional Tax Considerations
If you purchase an Annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or an employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value.
As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.
HIGHEST DAILY LIFETIME® FIVE INCOME BENEFIT (HD5)
Except for Annuities issued in the state of Florida, effective September 14, 2012, we no longer accept additional purchase payments for Annuities with the Highest Daily Lifetime Five benefit. For Annuities issued in Florida, this restriction does not apply and you may continue to make additional Purchase Payments at this time.
The Highest Daily Lifetime Five benefit is no longer being offered for new elections. The income benefit under Highest Daily Lifetime Five is based on a single “designated life” who is at least 55 years old on the date that the benefit was acquired. The Highest Daily Lifetime Five Benefit was not available if you elected any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). Any DCA program that transfers Account Value from a Fixed Allocation is also not available as Fixed Allocations are not permitted with the benefit. As long as your Highest Daily Lifetime Five Benefit is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this benefit.
The benefit guarantees that until the death of the single designated life the ability to withdraw an annual amount (the “Total Annual Income Amount”) equal to a percentage of an initial principal value (the “Total Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime Five, and in Appendix D to this Prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
As discussed below, a key component of Highest Daily Lifetime Five is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made “excess withdrawals.” Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Five.

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Key Feature – Total Protected Withdrawal Value
The Total Protected Withdrawal Value is used to determine the amount of the annual payments under Highest Daily Lifetime Five. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.
The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Highest Daily Lifetime Five. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the “Current Valuation Day”), the Protected Withdrawal Value is equal to the greater of:

▪
the Protected Withdrawal Value for the immediately preceding Valuation Day (the “Prior Valuation Day”), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and

▪	the Account Value.
If you have not made a withdrawal prior to the tenth anniversary of the date you elected Highest Daily Lifetime Five (which we refer to as the “Tenth Anniversary”), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.
The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

(a)	200% of the Account Value on the date you elected Highest Daily Lifetime Five;

(b)	200% of all purchase payments (and any associated Credits) made during the one-year period after the date you elected Highest Daily Lifetime Five; and

(c)	100% of all purchase payments (and any associated Credits) made more than one year after the date you elected Highest Daily Lifetime Five, but prior to the date of your first withdrawal.
We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent purchase payments (and any associated Credits) will increase the Total Annual Income Amount, while “excess” withdrawals (as described below) may decrease the Total Annual Income Amount.
Key Feature – Total Annual Income Amount under the Highest Daily Lifetime Five Benefit
The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. For purposes of the mathematical formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value.
Under the Highest Daily Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount (“Excess Income”), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply.
Any Purchase Payment that you make will increase the then-existing Total Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Except for Annuities issued in the state of Florida, effective September 14, 2012, we no longer accept additional purchase payments to Annuities with the Highest Daily Lifetime Five benefit. For Annuities issued in Florida, this restriction does not apply and you may continue to make additional Purchase Payments at this time.
An automatic step-up feature (“Highest Quarterly Auto Step-Up”) is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the

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Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for Highest Daily Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
The Highest Daily Lifetime Five benefit does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under Highest Daily Lifetime Five, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.
Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Five benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2006

▪	The Highest Daily Lifetime Five benefit is elected on March 5, 2007.
Dollar-For-Dollar Reductions
On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount – $6,000 less $2,500 = $3,500.
Proportional Reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount – $1,500 – reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).
Here is the calculation:

Account Value before withdrawal	$110,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$106,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$106,500.00
Ratio	1.41%
Total Annual Income Amount	$6,000.00
Less ratio of 1.41%	$84.51
Total Annual Income Amount for future Annuity Years	$5,915.49
Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credit with respect to Optimum Plus).
Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

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Date*	Account value	Highest Quarterly Value (adjusted with withdrawal and purchase payments)**	Adjusted Total Annual Income Amount (5% of the Highest Quarterly Value)
June 1, 2007	$118,000.00	$118,000.00	$5,900.00
August 6, 2007	$110,000.00	$112,885.55	$5,644.28
September 1, 2007	$112,000.00	$112,885.55	$5,644.28
December 1, 2007	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter – March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**
In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

▪
The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

▪
This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.
In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year’s Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.
Benefits under the Highest Daily Lifetime Five Benefit

▪
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under Highest Daily Lifetime Five, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount, the Highest Daily Lifetime Five benefit terminates, and no additional payments will be made.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any Annuity option available; or

(2)
request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)
the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪	If no withdrawal was ever taken, we will calculate the Total Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

▪	Please note that if your Annuity has a maximum Annuity Date requirement, payments that we make under this benefit as of that date will be treated as annuity payments.
Other Important Considerations

▪	Withdrawals under the Highest Daily Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.

▪
Withdrawals made while the Highest Daily Lifetime Five Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Five Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

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▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime Five benefit. The Highest Daily Lifetime Five benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪
Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. However, the formula component of the benefit as described below may transfer Account Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances.

▪	You cannot allocate Purchase Payments or transfer Account Value to or from a Fixed Allocation if you elect this benefit.

▪
Transfers to and from the Sub-accounts and the Benefit Fixed Rate Account triggered by the formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime Five benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional Purchase Payments may be subject to the new investment limitations.

▪
The charge for Highest Daily Lifetime Five is 0.60% annually, assessed against the daily net assets of the Sub-accounts. This charge is in addition to any other fees under the annuity. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. Also, the cost to us of providing the benefit is a factor, among many, that we consider when determining the interest rate credited under the Benefit Fixed Rate Account, and therefore, we credit lower interest rates due to this factor than we otherwise would.

▪
The basic Death Benefit will terminate if withdrawals taken under the Highest Daily Lifetime Five benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Highest Daily Lifetime Five benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
Highest Daily Lifetime Five is no longer available for new elections. For Highest Daily Lifetime Five, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.
Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Five. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Five, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) both the new Owner and previous Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.
We no longer permit elections of Highest Daily Lifetime Five. If you wish, you may cancel the Highest Daily Lifetime Five benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Highest Daily Lifetime Five benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of the Highest Daily Lifetime Five benefit, any Account Value allocated to the Benefit Fixed Rate Account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata. Once the Highest Daily Lifetime Five benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Highest Daily Lifetime Five benefit provided that the benefit you are looking to elect is available on a post-issue basis. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time. Any such new benefit may be more expensive.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit. If you terminate the benefit, you will lose the Protected Withdrawal Value, Annual Income Amount, as well as any Enhanced Protected Withdrawal Value and Return of Principal Guarantees.
Upon termination of Highest Daily Lifetime Five, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed

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Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Allocations.
Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

(a)	your Account Value on the day that you elected Highest Daily Lifetime Five; and

(b)	the sum of each Purchase Payment you made (including any Credits with respect to Optimum Plus) during the one-year period after you elected the benefit.
If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Five and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.
Mathematical Formula Component of Highest Daily Lifetime Five
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected Highest Daily Lifetime Five. For purposes of this benefit, we refer to those permitted Sub-accounts as the “Permitted Sub-accounts”. As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our mathematical formula under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the “Benefit Fixed Rate Account”). This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the Benefit Fixed Rate Account). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to or transfer Account Value to or from the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for Highest Daily Lifetime Five. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.
Under the formula component of Highest Daily Lifetime Five, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with the formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in Appendix D to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the “Target Ratio” or “r”. If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount. If you select the mathematical formula, see the discussion regarding the 90% cap.
As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, “flat” investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once elected, the ratios we use will be fixed.
While you are not notified when the formula dictates a transfer, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

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Depending on the results of the formula calculation we may, on any day:

▪	Not make any transfer between the Permitted Sub-accounts and the Benefit Fixed Rate Account; or

▪
If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or

▪
Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula. The amounts of any such transfer will vary, as dictated by the formula, and will depend on the factors listed below.
Prior to the first withdrawal, the primary driver of transfers to the Benefit Fixed Rate Account is the difference between your Account Value and your Total Protected Withdrawal Value. If none of your Account Value is allocated to the Benefit Fixed Rate Account, then over time the formula permits an increasing difference between the Account Value and the Total Protected Withdrawal Value before a transfer to the Benefit Fixed Rate Account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Benefit Fixed Rate Account, the smaller the difference between the Total Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Benefit Fixed Rate Account.
Each market cycle is unique, therefore the performance of your Sub-accounts and the Benefit Fixed Rate Account, and their impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Benefit Fixed Rate Account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Total Protected Withdrawal Value;

▪	The amount of time Highest Daily Lifetime Five has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the Benefit Fixed Rate Account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Benefit Fixed Rate Account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Benefit Fixed Rate Account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Benefit Fixed Rate Account even if the performance of your Permitted Sub-accounts is positive.
Any Account Value in the Benefit Fixed Rate Account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Benefit Fixed Rate Account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity that are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.

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As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here. However, we do note that if you participate in Highest Daily Lifetime Five through a nonqualified annuity, and your annuity has received Enhanced Protected Withdrawal Value and/or an additional amount under the Return of Principal Guarantee, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
Optional 90% Cap Feature for the Formula Under Highest Daily Lifetime Five.
If you currently own an Annuity and have elected the Highest Daily Lifetime Five Income Benefit, you can elect this feature which utilizes a mathematical formula. The formula is described below and will (if you elect it) replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. This feature is available subject to state approval. The formula is found in Appendix D. Only the election of the 90% cap will prevent all of your Account Value from being allocated to the Benefit Fixed Rate Account. If all of your Account Value is currently allocated to the Benefit Fixed Rate Account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the Benefit Fixed Rate Account.
Under the formula, the formula will not execute a transfer to the Benefit Fixed Rate Account that results in more than 90% of your Account Value being allocated to the Benefit Fixed Rate Account (“90% cap” or “90% cap rule”). Thus, on any Valuation Day, if the formula would require a transfer into the Benefit Fixed Rate Account that would result in more than 90% of the Account Value being allocated to the Benefit Fixed Rate Account, only the amount that results in exactly 90% of the Account Value being allocated to the Benefit Fixed Rate Account will be transferred. Additionally, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is first a transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Benefit Fixed Rate Account that results in greater than 90% of your Account Value being allocated to the Benefit Fixed Rate Account. However, it is possible that, due to the investment performance of your allocations in the Benefit Fixed Rate Account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Benefit Fixed Rate Account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the Benefit Fixed Rate Account at least until there is first a transfer out of the Benefit Fixed Rate Account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Benefit Fixed Rate Account, and the formula will still not transfer any of your Account Value to the Benefit Fixed Rate Account (at least until there is first a transfer out of the Benefit Fixed Rate Account). For example:

▪
March 19, 2009 – a transfer is made to the Benefit Fixed Rate Account that results in the 90% cap being met and now $90,000 is allocated to the Benefit Fixed Rate Account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the Benefit Fixed Rate Account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

▪
As of March 20, 2009 (and at least until first a transfer is made out of the Benefit Fixed Rate Account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Benefit Fixed Rate Account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Benefit Fixed Rate Account).

▪
Once there is a transfer out of the Benefit Fixed Rate Account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account as dictated by the formula. Once you elect this feature, the transfer formula described above will be the formula for your Annuity.
In the event that more than ninety percent (90%) of your Account Value is allocated to the Benefit Fixed Rate Account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the Benefit Fixed Rate Account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the Benefit Fixed Rate Account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule).
Once the 90% cap feature is met, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is a first transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula.

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Please be aware that after the initial transfer out of the Benefit Fixed Rate Account upon election of the 90% cap, there is no assurance that future transfers out will occur, or the amount of such future transfers, as a result of the election of the 90% cap. These transfers will be determined by the mathematical formula and depend on a number of factors unique to your Annuity.
Important Considerations When Electing the Formula:

▪	At any given time, some, most or none of your Account Value may be allocated to the Benefit Fixed Rate Account.

▪	Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Benefit Fixed Rate Account.

▪
Because the charge for Highest Daily Lifetime Five is assessed against the daily net assets of the Sub-accounts, that charge will be assessed against all assets transferred into the Permitted Sub-accounts.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

HIGHEST DAILY LIFETIME® SEVEN INCOME BENEFIT (HD7)
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven benefit.
Highest Daily Lifetime Seven is no longer available for new elections. The income benefit under Highest Daily Lifetime Seven currently is based on a single “designated life” who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Seven Benefit was not available if you elected any other optional living benefit, although you may have elected any optional death benefit other than the Highest Daily Value death benefit. As long as your Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the Investment options section of this prospectus. Highest Daily Lifetime Seven is only available in those states that have not yet approved Highest Daily Lifetime 7 Plus. We no longer permit new elections of Highest Daily Lifetime Seven.
Highest Daily Lifetime Seven guarantees until the death of the single designated life the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime Seven, and in Appendix G to this prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
As discussed below, a key component of Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made “excess withdrawals.” Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Seven.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the “Tenth Anniversary Date”) or the date of the first withdrawal, the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

(2)	the Account Value.
If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

(1)	the Account Value; or

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(2)	the Periodic Value on the date of the withdrawal.
If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

(1)	the Account Value; or

(2)	the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or

(3)	the sum of:

(a)	200% of the Account Value on the effective date of the benefit;

(b)	200% of all adjusted purchase payments made within one year after the effective date of the benefit; and

(c)	all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.
On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.
Key Feature – Annual Income Amount under the Highest Daily Lifetime Seven Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.
Under the Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven benefit.
An automatic step-up feature (“Highest Quarterly Auto Step-Up”) is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

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The Highest Daily Lifetime Seven benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2007

▪	The Highest Daily Lifetime Seven benefit is elected on March 5, 2008

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime Seven benefit.
Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount – $6,000 less $2,500 = $3,500.
Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount – $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before withdrawal	$110,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$106,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$106,500.00
Ratio	1.41%
Annual Income Amount	$6,000.00
Less ratio of 1.41%	$84.51
Annual Income Amount for future Annuity Years	$5,915.49
Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant’s age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

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Date*	Account Value	Highest Quarterly Value (adjusted with withdrawal and purchase payments)**	Adjusted Annual Income Amount (5% of the Highest Quarterly Value)
June 1, 2008	$118,000.00	$118,000.00	$5,900.00
August 6, 2008	$110,000.00	$112,885.55	$5,644.28
September 1, 2008	$112,000.00	$112,885.55	$5,644.28
December 1, 2008	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter – March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**
In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

▪
The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

▪
This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

▪
The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.
Benefits Under The Highest Daily Lifetime Seven Benefit

▪
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime Seven, and amounts are still payable under Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any Annuity option available; or

(2)	request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.
We must receive your request in a form acceptable to us at our office.
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪	If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

▪	Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant’s 95th birthday will be treated as annuity payments.
Other Important Considerations

▪
Withdrawals under the Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.

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▪
Withdrawals made while the Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Seven Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime Seven benefit. The Highest Daily Lifetime Seven benefit provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪	Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the Prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

▪
Transfers to and from the elected Sub-accounts and an AST Investment Grade Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

▪
The fee for Highest Daily Lifetime Seven is 0.60% annually of the Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under the Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
We no longer permit new elections of Highest Daily Lifetime Seven.
For Highest Daily Lifetime Seven, there must have been either a single Owner who was the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old. Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Seven. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Seven, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
If you wish, you may cancel any Highest Daily Lifetime Seven benefit. You may then elect any other available living benefit on the Valuation Day after you have cancelled the Highest Daily Lifetime Seven benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of any Highest Daily Lifetime Seven benefit, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata. You should be aware that upon termination of Highest Daily Lifetime Seven, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit. Thus, the initial guarantees under any newly-elected benefit will be based on your current Account Value at the time you elect a new benefit. Once the Highest Daily Lifetime Seven benefit is canceled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Highest

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Daily Lifetime Seven benefit provided that the benefit you are looking to elect is available on a post-issue basis. If you cancel the benefit, you lose all guarantees under the benefit, and your guarantee under any new benefit you elect will be based on your Account Value at that time. Any such new benefit may be more expensive.
Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

(a)	your Account Value on the day that you elected Highest Daily Lifetime Seven; and

(b)	the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.
If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant (v) if both the Account Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Elections and Designations under the Benefit).
Upon termination of Highest Daily Lifetime Seven other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).
Mathematical Formula Component of Highest Daily Lifetime Seven
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the “Permitted Sub-accounts”. As a requirement of participating in Highest Daily Lifetime Seven, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the “AST Investment Grade Bond Sub-account”). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix G to this prospectus.
Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant’s attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the “Target Ratio” or “r”. If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.
If you elect the formula (90% Cap Feature), see discussion regarding that feature.

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As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, “flat” investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime Seven and existing Annuities that elect Highest Daily Lifetime Seven, however, we reserve the right, subject to any required regulatory approval, to change the ratios.
While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Seven.
Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

▪	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

▪
If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or

▪	Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.
Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary as dictated by the formula, and will depend on the factors listed below.
Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Protected Withdrawal Value;

▪	The amount of time Highest Daily Lifetime Seven has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.

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Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under “Key Feature – Protected Withdrawal Value”.
As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here. However, we do note that if you participate in Highest Daily Lifetime Seven through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
Highest Daily Lifetime Seven with Beneficiary Income Option
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven with Beneficiary Income Option.
There is an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or (“BIO”). Highest Daily Lifetime Seven was available without also selecting the Beneficiary Income Option death benefit. We no longer permit elections of the Highest Daily Lifetime Seven with Beneficiary Income Option benefit. If you terminate your Highest Daily Lifetime Seven with BIO benefit to elect any other available living benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven with BIO Benefit and will begin new guarantees under the newly elected benefit.
If you have elected this death benefit, you may not elect any other optional benefit. You may have elected the Beneficiary Income Option death benefit so long as the Annuitant is no older than age 75 at the time of election. For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Highest Daily Lifetime Seven itself. Because the fee for this benefit is based on the Protected Withdrawal Value, the fee for Highest Daily Lifetime Seven with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone.
Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity, (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.
If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income Amount—such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31st of the year following the annuity owner’s date of death. For nonqualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner’s date of death. For nonqualified annuities, if the beneficiary is other than an individual, payment under the Beneficiary Income Option may be limited to a period not exceeding five years from the owner’s date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary’s share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary’s death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.
Here is an example to illustrate how the death benefit may be paid:

▪
Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

▪
Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

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The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary’s 75% share multiplied by $5000), is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary’s 75% share of the $100,000 Protected Withdrawal Value).
The second beneficiary would receive 25% of the basic death benefit amount (or $12,500). If you elect to terminate Highest Daily Lifetime Seven with Beneficiary Income Option, both Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the “Election and Designations under the Benefit” section, above.
Highest Daily Lifetime Seven with Lifetime Income Accelerator
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime Seven with Lifetime Income Accelerator.
There is another version of Highest Daily Lifetime Seven that we call Highest Daily Lifetime Seven with Lifetime Income Accelerator (“Highest Daily Lifetime Seven with LIA”). We no longer permit new elections of Highest Daily Lifetime Seven with LIA. If you have elected this benefit, you may not elect any other optional benefit. The income benefit under Highest Daily Lifetime Seven with LIA currently is based on a single “designated life” who was between the ages of 55 and 75 on the date that the benefit was elected. If you terminate your Highest Daily Lifetime Seven Benefit with LIA to elect any other available living benefit, you will lose the guarantees that you had accumulated under your Highest Daily Lifetime Seven Benefit with LIA and will begin the new guarantees under the newly elected benefit based on the account value as of the date the new benefit becomes active.
Highest Daily Lifetime Seven with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.
Highest Daily Lifetime Seven with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the “LIA Amount”) if you meet the conditions set forth below. If you had chosen the Highest Daily Lifetime Seven with LIA, the maximum charge is 2.00% of Protected Withdrawal Value (“PWV”) annually. We deduct the current charge (0.95% of PWV) at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.2375% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the protected withdrawal value, the fee for Highest Daily Lifetime Seven with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.
If this benefit was elected within an Annuity held as a 403 (b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403 (b) plan itself.
You could have chosen Highest Daily Lifetime Seven without also electing LIA, however you may not have elected LIA without Highest Daily Lifetime Seven. All terms and conditions of Highest Daily Lifetime Seven apply to this version of the benefit, except as described herein.
Eligibility Requirements for LIA Amount. Both a waiting period of 36 months, from the benefit effective date, and an elimination period of 120 days, from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. Assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, either or both of the following requirements (“LIA conditions”) must be met. It is not necessary to meet both conditions:

(1)
The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

(2)	The designated life is unable to perform two or more basic abilities of caring for oneself or “activities of daily living.” We define these basic abilities as:

i.	Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.

ii.	Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

iii.	Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

iv.	Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

v.	Transferring: Moving into or out of a bed, chair or wheelchair.

vi.
Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

You must notify us when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current

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administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described in this prospectus under the Highest Daily Lifetime Seven Benefit.
Additionally, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the “ineligibility effective date”). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All “Excess Income” conditions described above in “Key Feature – Annual Income Amount under the Highest Daily Lifetime Seven Benefit” would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.
You should also keep in mind that, at the time you are experiencing the LIA conditions that would qualify you for the LIA Amount, you may also be experiencing other disabilities that could impede your ability to conduct your affairs. You may wish to consult with a legal advisor to determine whether you should authorize a fiduciary who could notify us if you meet the LIA conditions and apply for the benefit.
LIA amount at the First Withdrawal. If your first withdrawal subsequent to election of Highest Daily Lifetime Seven with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.
LIA amount after the First Withdrawal. If you become eligible for the LIA Amount after you have taken your first withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any withdrawals that have been taken in the current Annuity Year. Cumulative withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.
Withdrawals In Excess of the LIA amount. If your cumulative withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible (“Excess Withdrawal”), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.
Withdrawals are not required. However, subsequent to the first withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.
Purchase Payments. If you are eligible for the LIA Amount as described under “Eligibility Requirements for LIA Amount” and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.
Step Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.
Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount, or as a result of the fee that we assess for Highest Daily Lifetime Seven with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under “Eligibility Requirements for LIA Amount” above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under “Eligibility Requirements for LIA Amount”. To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), Highest Daily Lifetime Seven with LIA terminates, and no additional payments are permitted.
Annuity Options. In addition to the Highest Daily Lifetime Seven Annuity Options described above, after the 10th benefit anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make payments equal to the LIA Amount. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations

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section for more information. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Prior to the 10th benefit anniversary this option is not available.
We will continue to make payments until the death of the Designated Life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.
If you elected Highest Daily Lifetime Seven with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.
Optional 90% Cap Feature for Formula for Highest Daily Lifetime Seven
If you currently own an Annuity and have elected the Highest Daily Lifetime Seven Income Benefit (including Highest Daily Lifetime Seven with Beneficiary Income Option and Highest Daily Lifetime Seven with Lifetime Income Accelerator) or Spousal Highest Daily Lifetime Seven Income Benefit (including Spousal Highest Daily Lifetime Seven with Beneficiary Income Option), you can elect this feature (subject to state approval) which utilizes a mathematical formula. The formula is described below and will replace the “Transfer Calculation” portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The mathematical formula is found in Appendix G. Only the election of the 90% cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.
Under the formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account (“90% cap” or “90% cap Rule”). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,

▪
March 19, 2009 – a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

▪
As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).

▪
Once there is a transfer out of the AST Investment Grade Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the transfer formula described above and set forth in Appendix G will be the formula for your Annuity.
In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible

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that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the Permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.
Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).
Important Consideration When Electing the Formula:

▪	At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

SPOUSAL HIGHEST DAILY LIFETIME® SEVEN INCOME BENEFIT (SHD7)
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime Seven Income benefit.
Spousal Highest Daily Lifetime Seven is the spousal version of Highest Daily Lifetime Seven. We no longer permit new elections of Spousal Highest Daily Lifetime. Seven Spousal Highest Daily Lifetime Seven must have been elected based on two Designated Lives, as described below. Each Designated Life must be at least 59 1/2 years old when the benefit is elected. Spousal Highest Daily Lifetime Seven was not available if you elected any other optional living benefit or optional death benefit. As long as your Spousal Highest Daily Lifetime Seven Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the Investment Options section of this prospectus.
The benefit that guarantees until the later death of two natural persons who are each other’s spouses at the time of election of the benefit (the “Designated Lives”, and each, a “Designated Life”) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime Seven benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Spousal Highest Daily Lifetime Seven, and in Appendix G to this prospectus, we set forth the formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
As discussed below, a key component of Spousal Highest Daily Lifetime Seven is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been “excess withdrawals.” Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime Seven.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the “Tenth Anniversary Date”) or the date of the first withdrawal, the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more

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than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and

(2)	the Account Value.
If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

(a)	the Account Value; or

(b)	the Periodic Value on the date of the withdrawal.
If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

(1)	the Account Value; or

(2)	the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or

(3)	the sum of:

(a)	200% of the Account Value on the effective date of the benefit;

(b)	200% of all adjusted purchase payments made within one year after the effective date of the benefit; and

(c)	all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.
On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.
Key Feature – Annual Income Amount under the Spousal Highest Daily Lifetime Seven Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce.
Under the Spousal Highest Daily Lifetime Seven benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer permit additional purchase payments to Annuities with the Spousal Highest Daily Lifetime Seven benefit.
An automatic step-up feature (“Highest Quarterly Auto Step-Up”) is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first

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withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime Seven has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime Seven upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
The Spousal Highest Daily Lifetime Seven benefit does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime Seven, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime Seven benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2007

▪	The Spousal Highest Daily Lifetime Seven benefit is elected on March 5, 2008.

▪	The youngest Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime Seven benefit.
Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount – $6,000 less $2,500 = $3,500.
Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount – $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before withdrawal	$110,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$106,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$106,500.00
Ratio	1.41%
Annual Income Amount	$6,000.00
Less ratio of 1.41%	$84.51
Annual Income Amount for future Annuity Years	$5,915.49
Highest Quarterly Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life’s age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

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Date*	Account value	Highest Quarterly Value (adjusted with withdrawal and purchase payments)**	Adjusted Total Annual Income Amount (5% of the Highest Quarterly Value)
June 1, 2008	$118,000.00	$118,000.00	$5,900.00
August 6, 2008	$110,000.00	$112,885.55	$5,644.28
September 1, 2008	$112,000.00	$112,885.55	$5,644.28
December 1, 2008	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter – March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**
In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

▪
The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.

▪
This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.
In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.
Benefits Under The Spousal Highest Daily Lifetime Seven Benefit

▪
To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime Seven, and amounts are still payable under Spousal Highest Daily Lifetime Seven, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime Seven benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any Annuity option available; or

(2)	request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount.
We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.
We must receive your request in a form acceptable to us at our office.
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪	If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

▪
Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the older of the owner or Annuitant’s 95th birthday, will be treated as annuity payments.

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Other Important Considerations

▪
Withdrawals under the Spousal Highest Daily Lifetime Seven benefit are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.

▪
Withdrawals made while the Spousal Highest Daily Lifetime Seven Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Spousal Highest Daily Lifetime Seven Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪	Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

▪
Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

▪
You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Spousal Highest Daily Lifetime Seven benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

▪
The fee for Spousal Highest Daily Lifetime Seven is 0.75% annually of the Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under the Spousal Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the Spousal Highest Daily Lifetime Seven benefit cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
We no longer permit new elections of Spousal Highest Daily Lifetime Seven Elections of Spousal Highest Daily Lifetime Seven must have been based on two Designated Lives. Designated Lives must be natural persons who are each other’s spouses at the time of election of the benefit. Spousal Highest Daily Lifetime Seven only could be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

▪
One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner’s spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or

▪
Co-Annuity Owners, where the Owners are each other’s spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or

▪
One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows: (a) if one Owner dies and the surviving spousal Owner assumes the Annuity or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime Seven benefit may not be

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divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.
If you wish, you may cancel any Spousal Highest Daily Lifetime Seven benefit. You may then elect any other available living benefit on any Valuation Day after you have cancelled the Spousal Highest Daily Lifetime Seven benefit, provided the request is received in good order (subject to state availability and any applicable age requirements). Upon cancellation of any Spousal Highest Daily Lifetime Seven benefit, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instruction or in absence of such instruction, pro-rata. You should be aware that upon termination of Spousal Highest Daily Lifetime Seven, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit. Thus, the initial guarantees under any newly-elected benefit will be based on your current Account Value. Once the Spousal Highest Daily Lifetime Seven benefit is cancelled you are not required to re-elect another optional living benefit and any subsequent benefit election may be made on or after the first Valuation Day following the cancellation of the Spousal Highest Daily Lifetime Seven benefit provided that the benefit you are looking to elect is available on a post-issue basis. Any such benefit may be more expensive.
Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

(a)	your Account Value on the day that you elected Spousal Highest Daily Lifetime Seven; and

(b)	the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.
If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime Seven and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life) (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Benefit).
Upon termination of Spousal Highest Daily Lifetime Seven other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).
Mathematical Formula Component of Spousal Highest Daily Lifetime Seven
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected Spousal Highest Daily Lifetime Seven. For purposes of the benefit, we refer to those permitted Sub-accounts as the “Permitted Sub-accounts”. As a requirement of participating in Spousal Highest Daily Lifetime Seven, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the “AST Investment Grade Bond Sub-account”). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of Spousal Highest Daily Lifetime Seven, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix G to this prospectus.

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Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant’s attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the “Target Ratio” or “r”. If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.
If you elect the formula (90% Cap Feature), see discussion regarding that feature.
As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, “flat” investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Spousal Highest Daily Lifetime Seven, the ratios we use will be fixed. For newly-issued Annuities that elect Spousal Highest Daily Lifetime Seven and existing Annuities that elect Spousal Highest Daily Lifetime Seven, however, we reserve the right, subject to any required regulatory approval, to change the ratios.
While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Spousal Highest Daily Lifetime Seven.
Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

▪	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

▪
If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or

▪	Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.
Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary as dictated by the formula, and will depend on the factors listed below.
Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Protected Withdrawal Value;

▪	The amount of time Spousal Highest Daily Lifetime Seven has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

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▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.
Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Please note that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under “Key Feature – Protected Withdrawal Value”.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime Seven through a nonqualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
Spousal Highest Daily Lifetime Seven with Beneficiary Income Option
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime Seven with Beneficiary Income Option.
There was an optional death benefit feature under this benefit, the amount of which is linked to your Annual Income Amount. You may have chosen Spousal Highest Daily Lifetime Seven without also selecting the Beneficiary Income Option death benefit (“BIO”). We no longer permit elections of Spousal Highest Daily Lifetime Seven with BIO. If you terminate your Spousal Highest Daily Lifetime Seven benefit with BIO to elect any other available living benefit, you will lose all guarantees under the Spousal Highest Daily Lifetime Seven benefit with BIO, and will begin new guarantees under the newly elected benefit based on the Account Value as of the date the new benefit becomes active.
If you elected the Beneficiary Income Option death benefit, you may not elect any other optional benefit. You could elect the Beneficiary Income Option death benefit so long as each Designated Life was no older than age 75 at the time of election. This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation. Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime Seven with BIO may be greater than it would have been, had it been based on the Account Value alone.
For purposes of the Beneficiary Income Option death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Spousal Highest Daily Lifetime Seven itself. Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit. Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the base death benefit under the Annuity (b) the Protected Withdrawal Value and (c) the Annual Income Amount. If there were no withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.
If there is one beneficiary, he/she must choose to receive either the base death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payment of the Annual Income Amount – such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose

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to take his/her portion of either (a) the basic death benefit or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31st of the year following the annuity owner’s date of death. For nonqualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner’s date of death. For nonqualified Annuities, if the beneficiary is other than an individual, payment under the Beneficiary Income Option may be limited to a period not exceeding five years from the owner’s date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary’s share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary’s death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.
Here is an example to illustrate how the death benefit may be paid:

▪
Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

▪
Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value).

The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary’s 75% share multiplied by $5,000) is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary’s 75% share of the $100,000 Protected Withdrawal Value).
The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).
If you elect to terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, both Spousal Highest Daily Lifetime Seven and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the “Election of and Designations under the Benefit” section, above.
Optional 90% Cap Feature for Spousal Highest Daily Lifetime Seven
If you currently own an Annuity and have elected Spousal Highest Daily Lifetime Seven Income Benefit (including Spousal Highest Daily Lifetime Seven with Beneficiary Income Option), you can elect this feature which utilizes a mathematical formula. The formula is described below and will replace the “Transfer Calculation” portion of the formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The formula is found in Appendix G of this prospectus (page G-4). As permitted by applicable law, the broker-dealer firm through which you purchase your Annuity may forward your initial Purchase Payment to us prior to approval of your purchase by a registered principal of the firm. These arrangements are subject to a number of regulatory requirements, including that until such time that the insurer is notified of the firm’s principal approval and is provided with the application, or is notified of the firm principal’s rejection, customer funds will be held by the insurer in a segregated bank account. In addition, the insurer must promptly return the customer’s funds at the customer’s request prior to the firm’s principal approval or upon the firm’s rejection of the application. The monies held in the bank account will be held in a suspense account within our general account and we may earn interest on amounts held in that suspense account. Contract owners will not be credited with any interest earned on amounts held in that suspense account. The monies in such suspense account may be subject to our general creditors. Moreover, because the FINRA rule authorizing the use of such accounts is new, there may be uncertainty as to the segregation and treatment of such insurance company general account assets under applicable Federal and State laws.
Under the formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account (“90% cap” or “90% Cap Rule”). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment

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Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,

▪
March 19, 2009 – a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

▪
As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).

▪
Once there is a transfer out of the AST Investment Grade Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the transfer formula described above and set forth in appendix G will be the formula for your Annuity.
In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. While there are no assurances that future transfers will occur, it is possible that an additional transfer(s) to the Permitted Sub-accounts could occur following the Valuation Day(s), and in some instances (based on the formula) the additional transfer(s) could be large.
Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).
Important Consideration When Electing The Formula:

▪	At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.

▪
If this feature is elected, any Account Value transferred to the Permitted Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending of the performance of the Permitted Sub-accounts you select.

HIGHEST DAILY LIFETIME® 7 PLUS INCOME BENEFIT (HD 7 Plus)
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus benefit.
Highest Daily Lifetime 7 Plus is no longer offered for new elections. If you elected Highest Daily Lifetime 7 Plus and subsequently terminate the benefit, you may elect any available living benefit, subject to our current rules. See “Election of and Designations under the Benefit” and “Termination of Existing Benefits and Election of New Benefits” below for details. Please note that if you terminate Highest Daily Lifetime 7 Plus and elect another available living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. The income benefit under Highest Daily Lifetime 7 Plus is based on a single “designated life” who is at least 45 years old on the date that the benefit was elected. The Highest Daily Lifetime 7 Plus Benefit was not available if you elected any other optional living benefit, although you may elect any optional death benefit other than the Highest Daily Value death benefit. As long as your Highest Daily Lifetime 7 Plus Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the “Investment Options” section in this prospectus.
Highest Daily Lifetime 7 Plus guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life (“Lifetime Withdrawals”), provided that you have not made “excess withdrawals” that

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have resulted in your Account Value being reduced to zero. We also permit you to make a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. Highest Daily Lifetime 7 Plus may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Highest Daily Lifetime 7 Plus. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take an excess withdrawal that brings your Account Value to zero, it is possible that your Annual Income Amount could also fall to zero. In that scenario, no further amount would be payable under the Highest Daily Lifetime 7 Plus benefit.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraphs.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and

(2)	the Account Value.
If you have not made a Lifetime Withdrawal on or before the 10th, 20th, or 25th Anniversary of the effective date of the benefit, your Periodic Value on the 10th, 20th, or 25th Anniversary of the benefit effective date is equal to the greater of:

(1)	the Periodic Value described above or,

(2)	the sum of (a), (b) and (c) below (proportionally reduced for any Non-Lifetime Withdrawals):

(a)	200% (on the 10th anniversary), 400% (on the 20th anniversary) or 600% (on the 25th anniversary) of the Account Value on the effective date of the benefit;

(b)	200% (on the 10th anniversary), 400% (on the 20th anniversary) or 600% (on the 25th anniversary) of all adjusted purchase payments made within one year following the effective date of the benefit; and

(c)	all adjusted purchase payments made after one year following the effective date of the benefit.
If you elect Highest Daily Lifetime 7 Plus with Beneficiary Income Option (“BIO”) (see below), we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary of the effective date of the benefit (“Tenth Anniversary”). This means that under the Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20th and 25th Anniversary of the Benefit Effective Date.
On and after the date of your first Lifetime Withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first Lifetime Withdrawal (as described below), and may be increased if you qualify for a step-up (as described below).
Return of Principal Guarantee
If you have not made a Lifetime Withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

(a)	your Account Value on the day that you elected Highest Daily Lifetime 7 Plus proportionally reduced for any Non-Lifetime Withdrawal; and

(b)
the sum of each Purchase Payment proportionally reduced for any subsequent Non-Lifetime Withdrawal (including the amount of any associated Credits) you made during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the AST Investment Grade Bond Sub-account), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. Because the amount is added to Account Value, it will also be subject to each charge

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under your Annuity based on Account Value. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime 7 Plus and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal (other than a Non-Lifetime Withdrawal) prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee. The Return of Principal Guarantee is referred to as the Guaranteed Minimum Account Value Credit in the benefit rider.
Key Feature – Annual Income Amount under the Highest Daily Lifetime 7 Plus Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 45-less than 59 1/2, 5% for ages 591/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.
Under the Highest Daily Lifetime 7 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.
You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.
Any Purchase Payment that you make subsequent to the election of Highest Daily Lifetime 7 Plus will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 45-less than 59 1/2, 5% for ages 591/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus benefit.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of Highest Daily Lifetime 7 Plus. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 4% for ages 45-less than 59 1/2, 5% for ages 591/2-74, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values that occurred on Valuation Days during the year. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest Daily Lifetime 7 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime 7 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

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If you establish a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.
The Highest Daily Lifetime 7 Plus benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime 7 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime 7 Plus benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2008

▪	The Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 7 Plus benefit.
Example of dollar-for-dollar reductions
On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is between the ages of 59 ½ and 74 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$114,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$114,500.00
Ratio	1.31%
Annual Income Amount	$6,000.00
Less ratio of 1.31%	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of highest daily auto step-up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant’s age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including the amount of any associated Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the designated life is between 59 ½ and 74 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including the amount of any associated Credits), is higher than $5,921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

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Date*	Account value	Highest Quarterly Value (adjusted with withdrawal and purchase payments)**	Adjusted Total Annual Income Amount (5% of the Highest Quarterly Value)
November 25, 2009	$119,000.00	$119,000.00	$5,950.00
November 26, 2009		Thanksgiving Day
November 27, 2009	$113,000.00	$113,986.95	$5,699.35
November 30, 2009	$113,000.00	$113,986.95	$5,699.35
December 01, 2009	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.

**
In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

▪
The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

▪
This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.

▪
The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Highest Daily Lifetime 7 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Access to Account Value – Can I Surrender My Annuity for Its Value?”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Highest Daily Lifetime 7 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Highest Daily Lifetime 7 Plus benefit. If you don’t elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value and the Return of Principal guarantee. It will also proportionally reduce the Periodic Value guarantees on the tenth, twentieth and twenty-fifth anniversaries of the benefit effective date (see description in “Key Feature – Protected Withdrawal Value,” above). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2008

▪	The Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

▪	The Account Value at benefit election was $105,000

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 7 Plus benefit.

▪	No previous withdrawals have been taken under the Highest Daily Lifetime 7 Plus benefit.
On May 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000, the 10th benefit year Return of Principal guarantee is $105,000, the 20th benefit year minimum Periodic Value guarantee is $420,000, the 25th benefit year minimum Periodic Value guarantee is $630,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on May 2, 2009 and is

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designated as a Non-Lifetime Withdrawal, all guarantees associated with the Highest Daily Lifetime 7 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal Amount divided by	$15,000
Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
10th benefit year Return of Principal	$91,875
10th benefit year Minimum Periodic Value	$183,750
20th benefit year Minimum Periodic Value	$367,500
25th benefit year Minimum Periodic Value	$551,250
Required Minimum Distributions
Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Any withdrawal you take that exceeds the Annual Income Amount in Annuity Years that your required minimum distribution amount is not greater than the Annual Income Amount will be treated as an Excess Withdrawal under the benefit. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered an excess withdrawal. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar by dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as an excess withdrawal.
Example – required minimum distributions
The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.
Annual Income Amount = $5,000
Remaining Annual Income Amount = $3,000
Required Minimum Distribution = $6,000
The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 – $5,000) = $4,000).
If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all of the guarantees associated with the Highest Daily Lifetime 7 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000), without being treated as an Excess Withdrawal is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.
Benefits Under Highest Daily Lifetime 7 Plus

▪
To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime 7 Plus, and amounts are still payable under Highest Daily Lifetime 7 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Highest Daily Lifetime 7 Plus, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime 7 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to

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satisfy a required minimum distribution under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the Designated Life.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any Annuity option available; or

(2)
request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single Designated Life. We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪	If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.

▪	Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant’s 95th birthday will be treated as annuity payments.
Other Important Considerations

▪
Withdrawals under the Highest Daily Lifetime 7 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount.

▪	Withdrawals made while the Highest Daily Lifetime 7 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime 7 Plus benefit. The Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to our rules regarding time and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪	Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

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Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the Highest Daily Lifetime 7 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

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You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime 7 Plus benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

▪
The maximum charge for Highest Daily Lifetime 7 Plus is 1.50% annually of the greater of Account Value and the Protected Withdrawal Value (PWV). The current charge is 0.75% annually of the greater of Account Value and the Protected Withdrawal Value. We deduct this fee on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.1875% of the greater of the prior day’s Account Value or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account, and from the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the Account Value at the benefit quarter, we will charge the remainder of the Account Value for the

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benefit and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
We no longer permit new elections of Highest Daily Lifetime 7 Plus. For Highest Daily Lifetime 7 Plus, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 45 years old.
Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime 7 Plus. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime 7 Plus, except if (a) the new Owner has the same taxpayer identification number as the previous owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
Please note that if you terminate a living benefit such as Highest Daily Lifetime 7 Plus and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit
You may terminate Highest Daily Lifetime 7 Plus at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates:

(i)
upon your termination of the benefit, (ii) upon your surrender of the Annuity, (iii) upon your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount), (iv) upon our receipt of due proof of the death of the Annuitant, (v) if both the Account Value and Annual Income Amount equal zero, or (vi) if you cease to meet our requirements as described in “Election of and Designations under the Benefit”.

Upon termination of Highest Daily Lifetime 7 Plus other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).
If a surviving spouse elects to continue the Annuity, the Highest Daily Lifetime 7 Plus benefit terminates. The spouse may elect the benefit subject to the restrictions discussed above.
How Highest Daily Lifetime 7 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime 7 Plus. For purposes of this benefit, we refer to those permitted investment options as the “Permitted Sub-accounts”.
An integral part of Highest Daily Lifetime 7 Plus is the pre-determined mathematical formula used to transfer Account Value between the Permitted Sub-Accounts and a specified bond fund within the Advanced Series Trust (the “AST Investment Grade Bond Sub-Account”). The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to or make transfers to or from the AST Investment Grade Bond Sub-account. The formula monitors your Account Value daily and, if dictated by the formula, systematically transfers amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. The formula is set forth in Appendix H.
Speaking generally, the formula, which is applied each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that 5% is used in the formula, irrespective of the Annuitant’s attained age. Then it produces an estimate of the total amount targeted in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments (and associated purchase credits), and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the “Target Ratio” or “r”. If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on such third Valuation Day, make a transfer from the Permitted Sub-accounts in which you are invested (subject to the 90% cap

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feature) to the AST Investment Grade Bond Sub-account. Once a transfer is made, the three consecutive Valuation Days begin again. If, however, on any Valuation Day, the Target Ratio is above 84.5%, it will make a transfer from the Permitted Sub-accounts (subject to the 90% cap) to the AST Investment Grade Bond Sub-account (as described above). If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts will occur.
The formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account (“90% cap”). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the AST Investment Grade Bond Sub-account and your allocations in the permitted sub-accounts you have selected, your Account Value could be more than 90% invested in the AST Investment Grade Bond Sub-account.
If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,

▪
March 19, 2009 – a transfer is made to the AST Investment Grade Bond Sub-account that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

▪
March 20, 2009 – you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.

▪
On March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the AST Investment Grade Bond Sub-account).

▪
Once there is a transfer out of the AST Investment Grade Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into existence and be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula.
As you can glean from the formula, poor or flat investment performance of your Account Value may result in a transfer of a portion of your Account Value in the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime 7 Plus, the values we use to compare to the Target Ratio will be fixed.
Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, a transfer may be made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts. Any such transfer will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after the transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.
The amount of the transfer will be equal to the lesser of:

(a)	The total value of all your Account Value in the AST Investment Grade Bond Sub-account, or

(b)	An amount equal to 5% of your total Account Value.
While you are not notified when your Annuity reaches a transfer trigger under the formula, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the transfer

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operates is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under Highest Daily Lifetime 7 Plus. Depending on the results of the calculations of the formula, we may, on any Valuation Day:

▪	Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or

▪
If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or

▪	Transfer a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.
At any given time, some, most or none of your Account Value will be allocated to the AST Investment Grade Bond Sub-account, as dictated by the formula.
Prior to the first Lifetime Withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.
Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Protected Withdrawal Value;

▪	The amount of time Highest Daily Lifetime 7 Plus has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect) and;

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of those investments have on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula and subject to the 90% cap feature.
Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. Please note that any withdrawal (except the Non-Lifetime Withdrawal) you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under “Key Feature – Protected Withdrawal Value”.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily

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Lifetime 7 Plus through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-lifetime Withdrawal provisions will apply.
Highest Daily Lifetime 7 Plus with Beneficiary Income Option
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus with Beneficiary Income Option.
We previously offered an optional death benefit feature under Highest Daily Lifetime 7 Plus, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or BIO. Highest Daily Lifetime 7 Plus with BIO is no longer available for new elections. Please note that if you terminate Highest Daily Lifetime 7 Plus with BIO and elect any other available living benefit you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. As long as your Highest Daily Lifetime 7 Plus with Beneficiary Income Option is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. This benefit could be elected, provided that all owners and beneficiaries are natural persons or an agent acting for a natural person.
If you elected this death benefit, you could not elect any other optional benefit. You could have elected the Beneficiary Income Option death benefit so long as the Annuitant was no older than age 75 at the time of election and met the Highest Daily Lifetime 7 Plus age requirements. For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Highest Daily Lifetime 7 Plus itself. However, we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary Date. This means that under the Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20th and 25th Anniversary of the Benefit Effective Date. If you choose the Highest Daily Lifetime 7 Plus with BIO, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value (“PWV”) annually. The current charge is 1.10% annually of the greater of the Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day’s Account Value or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Sub-account, and from the DCA Fixed Rate Option (if applicable). Because the fee for this benefit is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero and, continue the benefit as described below.
Upon a death that triggers payment of a death benefit under the Annuity, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity, (b) the Protected Withdrawal Value, and (c) the Annual Income Amount. If there were no Lifetime Withdrawals prior to the date of death, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death, and we calculate the Annual Income Amount as if there were a withdrawal on the date of death. If there were Lifetime Withdrawals prior to the date of death, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.
If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of periodic payments of the Annual Income Amount – such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Each beneficiary can choose to take his/her portion of either (a) the basic death benefit, or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31st of the year following the annuity owner’s date of death. For nonqualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner’s date of death. For nonqualified Annuities, if the beneficiary is other than an individual, payment under the Beneficiary Income Option may be limited to a period not exceeding five years from the owner’s date of death. In order to receive the Beneficiary Income Option death benefit, each beneficiary’s share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary’s death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.
Here is an example to illustrate how the death benefit may be paid:

▪
Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

▪
Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value). The pro-rated portion of the Annual Income Amount, equal to $3,750 annually (i.e., the first beneficiary’s 75% share multiplied by $5,000), is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary’s 75% share of the $100,000 Protected Withdrawal Value). The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

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If you elect to terminate Highest Daily Lifetime 7 Plus with Beneficiary Income Option, both Highest Daily Lifetime 7 Plus and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Highest Daily Lifetime 7 Plus with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the “Election of and Designations under the Benefit” section above.
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator.
In the past, we offered a version of Highest Daily Lifetime 7 Plus called Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator (“Highest Daily Lifetime 7 Plus with LIA”). You could choose Highest Daily Lifetime 7 Plus with or without also electing LIA, however you could not elect LIA without Highest Daily Lifetime 7 Plus and you could elect the LIA benefit at the time you elect Highest Daily Lifetime 7 Plus. Please note that if you terminate Highest Daily Lifetime 7 Plus with LIA and elect any other available living benefit you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. If you elected this benefit, you may not have elected any other optional benefit. As long as your Highest Daily Lifetime 7 Plus with LIA benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. The income benefit under Highest Daily Lifetime 7 Plus with LIA was based on a single “designated life” who was between the ages of 45 and 75 on the date that the benefit is elected. All terms and conditions of Highest Daily Lifetime 7 Plus apply to this version of the benefit, except as described herein.
Highest Daily Lifetime 7 Plus with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.
Highest Daily Lifetime 7 Plus with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the “LIA Amount”) if you meet the conditions set forth below. If you choose the Highest Daily Lifetime 7 Plus with LIA, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value (“PWV”) annually. The current charge is 1.10% annually of the greater of Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day’s Account Value, or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Sub-account, and the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of Account Value or the Protected Withdrawal Value, the fee for Highest Daily Lifetime 7 Plus with LIA may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.
If this benefit is being elected on an Annuity held as a 403(b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403(b) plan itself.
Eligibility Requirements for LIA Amount. Both a waiting period of 36 months from the benefit effective date, and an elimination period of 120 days from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. Assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, at least one of the following requirements (“LIA conditions”) must be met.

(1)
The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

(2)	The designated life is unable to perform two or more basic abilities of caring for oneself or “activities of daily living.” We define these basic abilities as:

i.	Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.

ii.	Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

iii.	Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

iv.	Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

v.	Transferring: Moving into or out of a bed, chair or wheelchair.

vi.
Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

You must notify us when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of

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our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described above under the Highest Daily Lifetime 7 Plus benefit.
Additionally, once eligibility is determined, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the “ineligibility effective date”). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All “Excess Income” conditions described above in “Key Feature – Annual Income Amount under the Highest Daily Lifetime 7 Plus Benefit” would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.
LIA amount at the first Lifetime Withdrawal. If your first Lifetime Withdrawal subsequent to election of Highest Daily Lifetime 7 Plus with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.
LIA amount after the first Lifetime Withdrawal. If you become eligible for the LIA Amount after you have taken your first Lifetime Withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any Lifetime Withdrawals that have been taken in the current Annuity Year. Cumulative Lifetime Withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year.
Withdrawals In Excess of the LIA amount. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible (“Excess Withdrawal”), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount (excluding the Non-Lifetime Withdrawal) up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.
Withdrawals are not required. However, subsequent to the first Lifetime Withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.
Purchase Payments. If you are eligible for the LIA Amount as described under “Eligibility Requirements for LIA Amount” and you make an additional Purchase Payment, we will increase your LIA Amount by double the amount we add to your Annual Income Amount.
Step Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.
Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount when you are eligible, or as a result of the fee that we assess for Highest Daily Lifetime 7 Plus with LIA, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Highest Daily Lifetime 7 Plus with LIA, we will calculate the Annual Income Amount and any LIA amount if you are eligible, as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity Anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under “Eligibility Requirements for LIA Amount” above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under “Eligibility Requirements for LIA Amount”. To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), Highest Daily Lifetime 7 Plus with LIA terminates, and no additional payments are permitted.
Annuity Options. In addition to the Highest Daily Lifetime 7 Plus Annuity Options described above, after the 10th Anniversary you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make payments equal to the LIA Amount. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Annuitization prior to the Tenth Anniversary will forfeit any present or future LIA amounts. We will continue to make payments

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until the death of the Designated Life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun.
If you elected Highest Daily Lifetime 7 Plus with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.
SPOUSAL HIGHEST DAILY LIFETIME® 7 PLUS INCOME BENEFIT (SHD7 Plus)
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 7 Plus benefit.
Spousal Highest Daily Lifetime 7 Plus is the spousal version of Highest Daily Lifetime 7 Plus. If you elected Spousal Highest Daily Lifetime 7 Plus and subsequently terminate the benefit, you may elect another available living benefit, subject to our current rules. See “Termination of Existing Benefits and Election New Benefits”. Please note that if you terminate Spousal Highest Daily Lifetime 7 Plus and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. Spousal Highest Daily Lifetime 7 Plus could have been elected based on two Designated Lives, as described below. The youngest Designated Life must have been at least 50 years old and the oldest Designated Life must have been at least 55 years old when the benefit was elected. Spousal Highest Daily Lifetime 7 Plus is not available if you elected any other optional benefit. As long as your Spousal Highest Daily Lifetime 7 Plus Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the “Investment Options” section in this prospectus.
We previously offered a benefit that guarantees until the later death of two natural persons who are each other’s spouses at the time of election of the benefit (the “Designated Lives”, and each, a “Designated Life”) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the Designated Lives (“Lifetime Withdrawals”) provided you have not made “excess withdrawals” that have resulted in your Account Value being reduced to zero. We also permit a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime 7 Plus benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit—the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our pre-determined mathematical formula in order to participate in Spousal Highest Daily Lifetime 7 Plus. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take an excess withdrawal that brings your Account Value to zero, it is possible that your Annual Income Amount could also fall to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime 7 Plus.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and

(2)	the Account Value.
If you have not made a Lifetime Withdrawal on or before the 10th, 20th, or 25th Anniversary of the effective date of the benefit, your Periodic Value on the 10th, 20th, or 25th Anniversary of the benefit effective date is equal to the greater of:

(1)	the Periodic Value described above or,

(2)	the sum of (a), (b) and (c) (proportionally reduced for any Non-Lifetime Withdrawal):

(a)	200% (on the 10th anniversary), 400% (on the 20th anniversary) or 600% (on the 25th anniversary) of the Account Value on the effective date of the benefit;

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(b)	200% (on the 10th anniversary), 400% (on the 20th anniversary) or 600% (on the 25th anniversary) of all adjusted purchase payments made within one year following the effective date of the benefit; and

(c)	All adjusted purchase payments made after one year following the effective date of the benefit.
If you elect Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option (“BIO”) (see below), we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary of the effective date of the benefit (“Tenth Anniversary”). This means that under the Spousal Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20th and 25th Anniversary of the Benefit Effective Date.
On and after the date of your first Lifetime Withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first Lifetime Withdrawal (as described below), and may be increased if you qualify for a step-up (as described below).
Return of Principal Guarantee
If you have not made a Lifetime Withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

(a)	your Account Value on the day that you elected Spousal Highest Daily Lifetime 7 Plus proportionally reduced for any Non-Lifetime Withdrawal; and

(b)
the sum of each Purchase Payment proportionally reduced for any subsequent Non-Lifetime Withdrawal (including the amount of any associated Credits) you made during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the AST Investment Grade Bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. Because the amount is added to your Account Value, it will also be subject to each charge under your Annuity based on Account Value. This potential addition to Account Value is available only if you have elected Spousal Highest Daily Lifetime 7 Plus and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal, including a required minimum distribution, (other than a Non-Lifetime Withdrawal) prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee. The Return of Principal Guarantee is referred to as the Guaranteed Minimum Account Value Credit in the benefit rider.
Key Feature – Annual Income Amount under the Spousal Highest Daily Lifetime 7 Plus Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the youngest Designated Life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 50 – less than 59 1/2, 5% for ages 59 1/2 – 79, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce.
Under the Spousal Highest Daily Lifetime 7 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.
You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.
Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime 7 Plus will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credit) based on the age of the younger Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 50 – less than 59 1/2, 5% for ages 59 1/2 – 79, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older), and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credit).

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If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 7 Plus benefit.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 4% for ages 50 – less than 59 1/2, 5% for ages 59 1/2 – 79, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Account Values that occurred on Valuation Days during the year. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime 7 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime 7 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
If you establish a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.
The Spousal Highest Daily Lifetime 7 Plus benefit does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime 7 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime 7 Plus benefit or any other fees and charges. Assume the following for all three examples:

▪	The Issue Date is December 1, 2008

▪	The Spousal Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

▪	The younger Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 7 Plus benefit.
Example of dollar-for-dollar reductions
On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest designated life is between the ages of 59 1/2 and 79 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio

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of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$114,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$114,500.00
Ratio	1.31%
Annual Income Amount	$6,000.00
Less ratio of 1.31%	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life’s age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including the amount of any associated Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the youngest Designated Life is between 59 1/2 and 79 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including credits), is higher than $5921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

Date*	Account value	Highest Quarterly Value (adjusted with withdrawal and purchase payments)**	Adjusted Total Annual Income Amount (5% of the Highest Quarterly Value)
November 25, 2009	$119,000.00	$119,000.00	$5,950.00
November 26, 2009		Thanksgiving Day
November 27, 2009	$113,000.00	$113,986.95	$5,699.35
November 30, 2009	$113,000.00	$113,986.95	$5,699.35
December 01, 2009	$119,000.00	$19,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.

**
In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

▪
The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

▪
This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.

▪
The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Spousal Highest Daily Lifetime 7 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Access to Account Value – Can I Surrender My Annuity for Its Value?”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Spousal Highest Daily Lifetime 7 Plus benefit. If you don’t elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first

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Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.
The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value and the Return of Principal guarantee. It will also proportionally reduce the Periodic Value guarantees on the tenth, twentieth and twenty-fifth anniversaries of the benefit effective date (see description in “Key Feature – Protected Withdrawal Value,” above). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the time of the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2008

▪	The Spousal Highest Daily Lifetime 7 Plus benefit is elected on March 5, 2009

▪	The Account Value at benefit election was $105,000

▪	The younger Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 7 Plus benefit.

▪	No previous withdrawals have been taken under the Spousal Highest Daily Lifetime 7 Plus benefit.
On May 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000, the 10th benefit year Return of Principal guarantee is $105,000, the 20th benefit year minimum Periodic Value guarantee is $420,000, the 25th benefit year minimum Periodic Value guarantee is $630,000 and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on May 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal Amount divided by	$15,000
Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
10th benefit year Return of Principal	$91,875
10th benefit year Minimum Periodic Value	$183,750
20th benefit year Minimum Periodic Value	$367,500
25th benefit year Minimum Periodic Value	$551,250
Required Minimum Distributions
Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Any withdrawal you take that exceeds the Annual Income Amount in Annuity Years that your required minimum distribution amount is not greater than the Annual Income Amount will be treated as an Excess Withdrawal under the benefit. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered an excess withdrawal. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar for dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as an excess withdrawal.

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Example – required minimum distributions
The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.
Annual Income Amount = $5,000
Remaining Annual Income Amount = $3,000
Required Minimum Distribution = $6,000
The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 – $5,000) = $4,000).
If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all guarantees associated with the Spousal Highest Daily Lifetime 7 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000) without being treated as an Excess Withdrawal is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.
Benefits Under Spousal Highest Daily Lifetime 7 Plus

▪
To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime 7 Plus, and amounts are still payable under Spousal Highest Daily Lifetime 7 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. If you have not begun taking Lifetime Withdrawals and your Account Value is reduced to zero as a result of the fee we assess for Spousal Highest Daily Lifetime 7 Plus, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the Account Value was reduced to zero and Lifetime Withdrawals will begin on the next Annuity Anniversary. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in these scenarios, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime 7 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution under the Annuity the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the second Designated Life.

▪
If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any Annuity option available; or

(2)
request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life. We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.

▪	If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.

▪
Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the older of the owner or Annuitant’s 95th birthday will be treated as annuity payments.

Other Important Considerations

▪
Withdrawals under the Spousal Highest Daily Lifetime 7 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount.

▪	Withdrawals made while the Spousal Highest Daily Lifetime 7 Plus benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.

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▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Highest Daily Lifetime 7 Plus benefit. The Spousal Highest Daily Lifetime 7 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to program rules regarding the timing and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪	Upon inception of the benefit, and to maintain the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

▪
Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the Spousal Highest Daily Lifetime 7 Plus pre-determined mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

▪
You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the Highest Daily Lifetime 7 Plus benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

▪
The maximum fee for Spousal Highest Daily Lifetime 7 Plus is 1.50% annually of the greater of Account Value and the Protected Withdrawal Value. The current fee for Spousal Highest Daily Lifetime 7 Plus is 0.90% annually of the greater of Account Value and the Protected Withdrawal Value. We deduct this fee on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.225% of the greater of the prior day’s Account Value, or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts including the AST Investment Grade Bond Sub-account, and from the DCA Fixed Rate Option (if applicable). Since this fee is based on the greater of the Account Value and the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 7 Plus may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the Account Value, we will reduce the Account Value to zero, and continue the benefit as described above. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

▪
The Basic Death Benefit will terminate if withdrawals taken under Spousal Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Spousal Highest Daily Lifetime 7 Plus cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

Election of and Designations under the Benefit
We no longer permit new elections of Spousal Highest Daily Lifetime 7 Plus. Spousal Highest Daily Lifetime 7 Plus could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other’s spouses at the time of election of the benefit. Spousal Highest Daily Lifetime 7 Plus only could be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

▪
One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner’s spouse. The youngest Owner/Annuitant and the beneficiary must be at least 50 years old and the oldest must be at least 55 years old at the time of election; or

▪
Co-Annuity Owners, where the Owners are each other’s spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. The youngest Owner must be at least 50 years old and the oldest owner must be at least 55 years old at the time of election; or

▪
One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. The youngest of the Annuitant and the Contingent Annuitant must be at least 50 years old and the oldest must be at least 55 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows: (a) if one Owner dies and the surviving spousal Owner assumes the Annuity, or (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime 7 Plus benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated

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Life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.
Spousal Highest Daily Lifetime 7 Plus could have been elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions. See “Termination of Existing Benefits and Election of New Benefits” below for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life), (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit, (iv) upon your surrender of the Annuity, (v) upon your election to begin receiving annuity payments (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount), (vi) if both the Account Value and Annual Income Amount equal zero, or (vii) if you cease to meet our requirements as described in “Election of and Designations under the Benefit”.
Upon termination of Spousal Highest Daily Lifetime 7 Plus other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options based on your existing allocation instructions or (in the absence of such instruction) pro rata (i.e. in the same proportion as the current balances in your variable investment options).
How Spousal Highest Daily Lifetime 7 Plus Transfers Account Value between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
See “How Highest Daily Lifetime 7 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account” in this Prospectus for information regarding this component of the benefit.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts. Please note that any withdrawal (except the Non-Lifetime Withdrawal) you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under “Key Feature – Protected Withdrawal Value”.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime 7 Plus through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-lifetime Withdrawal provisions will apply.
Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option.
We previously offered an optional death benefit feature under Spousal Highest Daily Lifetime 7 Plus, the amount of which is linked to your Annual Income Amount. We refer to this optional death benefit as the Beneficiary Income Option or BIO. Spousal Highest Daily Lifetime 7 Plus is no longer available for new elections. You may choose Spousal Highest Daily Lifetime 7 Plus with or without also selecting the Beneficiary Income Option death benefit. However, you could not elect the Beneficiary Income Option without Spousal Highest Daily Lifetime 7 Plus and you could elect the Beneficiary Income Option death benefit at the time you elect Spousal Highest Daily Lifetime 7 Plus. Please note that if you terminate Spousal Highest Daily Lifetime 7 Plus with BIO and elect any available living benefit you lose the guarantees that you had accumulated under your existing

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benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. As long as your Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit.
If you elected the Beneficiary Income Option death benefit, you could not elect any other optional benefit. You could elect the Beneficiary Income Option death benefit so long as each Designated Life is no older than age 75 at the time of election and the Spousal Highest Daily Lifetime 7 Plus age requirements are met. This death benefit is not transferable in the event of a divorce, nor may the benefit be split in accordance with any divorce proceedings or similar instrument of separation. If you choose the Spousal Highest Daily Lifetime 7 Plus with BIO, the maximum charge is 2.00% of the greater of Account Value and the Protected Withdrawal Value (“PWV”) annually. The current charge is 1.10% annually of the greater of Account Value and the PWV. We deduct this charge on each quarterly anniversary of the benefit effective date. Thus, on each such quarterly anniversary (or the next Valuation Day, if the quarterly anniversary is not a Valuation Day), we deduct 0.275% of the greater of the prior day’s Account Value or the prior day’s Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of the Sub-accounts, including the AST Investment Grade Bond Sub-account, and from the DCA Fixed Rate Option (if applicable). Because the fee for this benefit is based on the greater of the Account Value or the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 7 Plus with the Beneficiary Income Option may be greater than it would have been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described below.
For purposes of this optional death benefit, we calculate the Annual Income Amount and Protected Withdrawal Value in the same manner that we do under Spousal Highest Daily Lifetime 7 Plus itself. However, we will stop determining the Periodic Value (as described above) on the earlier of your first Lifetime Withdrawal after the effective date of the benefit or the Tenth Anniversary Date. This means that under the Spousal Highest Daily Lifetime 7 Plus with BIO benefit you will not be eligible for the guaranteed minimum Periodic Values described above on the 20th and 25th Anniversary of the Benefit Effective Date. Upon the first death of a Designated Life, no amount is payable under the Beneficiary Income Option death benefit. Upon the second death of a Designated Life, we identify the following amounts: (a) the amount of the basic death benefit under the Annuity, (b) the Protected Withdrawal Value (less any credits associated with purchase payments applied within 12 months prior to the date of death), and (c) the Annual Income Amount. If there were no Lifetime Withdrawals prior to the date of death of the second Designated Life, then we calculate the Protected Withdrawal Value for purposes of this death benefit as of the date of death of the second Designated Life, and we calculate the Annual Income Amount as if there were a Lifetime Withdrawal on the date of death of the second Designated Life. If there were Lifetime Withdrawals prior to the date of death of the second Designated Life, then we set the Protected Withdrawal Value and Annual Income Amount for purposes of this death benefit as of the date that we receive due proof of death.
If there is one beneficiary, he/she must choose to receive either the basic death benefit (in a lump sum or other permitted form of distribution) or the Beneficiary Income Option death benefit (in the form of annual payments of the Annual Income Amount – such payments may be annual or at other intervals that we permit). If there are multiple beneficiaries, each beneficiary is presented with the same choice. Thus, each beneficiary can choose to take his/her portion of either (a) the basic Death Benefit, or (b) the Beneficiary Income Option death benefit. If chosen, for qualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than December 31st of the year following the annuity owner’s date of death. For nonqualified Annuities, the Beneficiary Income Option death benefit payments must begin no later than one year after the owner’s date of death. For nonqualified Annuities, if the beneficiary is other than an individual, payment under the Beneficiary Income Option may be limited to a period not exceeding five years from the owner’s date of death. In order to receive the Beneficiary Income Option Death Benefit, each beneficiary’s share of the death benefit proceeds must be allocated as a percentage of the total death benefit to be paid. We allow a beneficiary who has opted to receive the Annual Income Amount to designate another beneficiary, who would receive any remaining payments upon the former beneficiary’s death. Note also that the final payment, exhausting the Protected Withdrawal Value, may be less than the Annual Income Amount.
Here is an example to illustrate how the death benefit may be paid:

▪
Assume that (i) the basic death benefit is $50,000, the Protected Withdrawal Value is $100,000, and the Annual Income Amount is $5,000; (ii) there are two beneficiaries (the first designated to receive 75% of the death benefit and the second designated to receive 25% of the death benefit); (iii) the first beneficiary chooses to receive his/her portion of the death benefit in the form of the Annual Income Amount, and the second beneficiary chooses to receive his/her portion of the death benefit with reference to the basic death benefit.

▪
Under those assumptions, the first beneficiary will be paid a pro-rated portion of the Annual Income Amount for 20 years (the 20 year pay out period is derived from the $5,000 Annual Income Amount, paid each year until it exhausts the entire $100,000 Protected Withdrawal Value). The pro-rated portion of the Annual Income Amount equal to $3,750 (i.e., the first beneficiary’s 75% share multiplied by $5,000) is then paid each year for the 20 year period. Payment of $3,750 for 20 years results in total payments of $75,000 (i.e., the first beneficiary’s 75% share of the $100,000 Protected Withdrawal Value). The second beneficiary would receive 25% of the basic death benefit amount (or $12,500).

If you elect to terminate Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, both Spousal Highest Daily Lifetime 7 Plus and that death benefit option will be terminated. You may not terminate the death benefit option without terminating the entire benefit. If you terminate Spousal Highest Daily Lifetime 7 Plus with Beneficiary Income Option, your ability to elect other optional living benefits will be affected as indicated in the “Election of and Designations under the Benefit” section.

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HIGHEST DAILY LIFETIME® 6 PLUS INCOME BENEFIT (HD 6 Plus)
Effective September 14, 2012, we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 7 Plus benefit.
We offer a benefit that guarantees until the death of the single designated life (the Annuitant) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life (“Lifetime Withdrawals”), provided that you have not made withdrawals of excess income that have resulted in your Account Value being reduced to zero. We also permit you to make a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. Highest Daily Lifetime 6 Plus may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to take withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Highest Daily Lifetime 6 Plus is the mathematical formula we employ that may periodically transfer your Account Value to and from the AST Investment Grade Bond Sub-account. See the section below entitled “How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.” Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
The income benefit under Highest Daily Lifetime 6 Plus currently is based on a single “designated life” who is at least 45 years old on the date that the benefit is acquired. The Highest Daily Lifetime 6 Plus Benefit is not available if you elect any other optional living benefit or the Highest Daily Value death benefit. As long as your Highest Daily Lifetime 6 Plus Benefit is in effect, you must allocate your Account Value in accordance with the permitted Sub-accounts and other investment option(s) available with this benefit. For a more detailed description of the permitted investment options, see the “Investment Options” section.
Highest Daily Lifetime 6 Plus also provides for a Death Benefit generally equal to three times your Annual Income Amount. The Death Benefit is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent’s death. See Death Benefit Component of Highest Daily Lifetime 6 Plus, below.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take withdrawals of excess income that bring your Account Value to zero, your Annual Income Amount would also fall to zero, and the benefit would terminate. In that scenario, no further amount, including the Death Benefit described below, would be payable under the Highest Daily Lifetime 6 Plus benefit.
Currently, if you elect Highest Daily Lifetime 6 Plus and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. See “Election of and Designations under the Benefit” below and “Termination of Existing Benefits and Election of New Benefits” for details. Please note that if you terminate Highest Daily Lifetime 6 Plus and elect another living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active.
Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraphs.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 6% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any purchase payment (including any associated purchase Credits) made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and

(2)	the Account Value on the current Valuation Day.
If you have not made a Lifetime Withdrawal on or before the 10th or 20th Anniversary of the effective date of the benefit, your Periodic Value on the 10th or 20th Anniversary of the benefit effective date is equal to the greater of:

(1)	the Periodic Value described above or,

(2)	the sum of (a), (b) and (c) below (proportionally reduced for any Non-Lifetime Withdrawals):

(a)
200% (on the 10th anniversary) or 400% (on the 20th anniversary) of the Account Value on the effective date of the benefit including any purchase payments (including any associated purchase Credits) made on that day;

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(b)
200% (on the 10th anniversary) or 400% (on the 20th anniversary) of all purchase payments (including any associated purchase Credits) made within one year following the effective date of the benefit; and

(c)	all purchase payments (including any associated purchase Credits) made after one year following the effective date of the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Account Value upon any step-up, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals (see below).
Key Feature – Annual Income Amount under the Highest Daily Lifetime 6 Plus Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the Annuitant on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 45 – less than 59 1/2; 5% for ages 591/2-79, and 6% for ages 80 or older. Under the Highest Daily Lifetime 6 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). If you take withdrawals of Excess Income, only the portion of the Lifetime Withdrawal that exceeds the remaining Annual Income Amount will proportionally reduce your Protected Withdrawal Value and Annual Income Amount in future years. Reductions are based on the actual amount of the withdrawal, including any Contingent Deferred Sales Charge (CDSC) that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.
You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.
Any purchase payment that you make subsequent to the election of Highest Daily Lifetime 6 Plus and subsequent to the first Lifetime Withdrawal will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the purchase payment (including any associated purchase Credits) based on the age of the Annuitant at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 45 – less than 59 1/2; 5% for ages 591/2-79 and 6% for ages 80 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated purchase Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 6 Plus benefit.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of Highest Daily Lifetime 6 Plus. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Auto Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are: 4% for ages 45 – less than 59 1/2; 5% for ages 591/2-79, and 6% for ages 80 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. All daily valuations and annual step-ups will only occur on a Valuation Day. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Highest

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Daily Lifetime 6 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime 6 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
If you are engaged in a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.
The Highest Daily Lifetime 6 Plus benefit does not affect your ability to take withdrawals under your Annuity, or limit your ability to take withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime 6 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime 6 Plus benefit or any other fees and charges under the Annuity. Assume the following for all three examples:

▪	The Issue Date is December 1, 2008

▪	The Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 6 Plus benefit.
Example of dollar-for-dollar reductions
On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the designated life is between the ages of 59 1/2 and 79 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there are other future withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).
Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$114,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$114,500.00
Ratio	1.31%
Annual Income Amount	$6,000.00
Less ratio of 1.31%	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant’s age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including any associated purchase Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the designated life is between 59 ½ and 79 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including any associated purchase Credits), is higher than $5,921.40. Here are the calculations for determining

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the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

Date*	Account value	Highest Quarterly Value (adjusted with withdrawal and purchase payments)**	Adjusted Total Annual Income Amount (5% of the Highest Quarterly Value)
November 25, 2009	$119,000.00	$119,000.00	$5,950.00
November 26, 2009		Thanksgiving Day
November 27, 2009	$113,000.00	$113,986.95	$5,699.35
November 30, 2009	$113,000.00	$113,986.95	$5,699.35
December 01, 2009	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.

**
In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

▪
The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

▪
This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.

▪
The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Highest Daily Lifetime 6 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Access to Account Value – Can I Surrender My Annuity for Its Value?”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value described above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Highest Daily Lifetime 6 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Highest Daily Lifetime 6 Plus benefit. If you don’t elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect to take the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.
The Non-Lifetime Withdrawal will proportionally reduce: the Protected Withdrawal Value; the Periodic Value guarantees on the tenth and twentieth anniversaries of the benefit effective date (described above); and the Death Benefit (described below). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the withdrawal.The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2008

▪	The Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009

▪	The Account Value at benefit election was $105,000

▪	The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime 6 Plus benefit

▪	No previous withdrawals have been taken under the Highest Daily Lifetime 6 Plus benefit

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On October 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000, and the 20th benefit year minimum Periodic Value guarantee is $420,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Highest Daily Lifetime 6 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount divided by	$15,000
Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
10th benefit year Minimum Periodic Value	$183,750
20th benefit year Minimum Periodic Value	$367,500
Required Minimum Distributions
Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Unless designated as a Non-Lifetime Withdrawal, required minimum distributions are considered Lifetime Withdrawals. If you take a withdrawal in an Annuity Year in which your required minimum distribution for that year is not greater than the Annual Income Amount, and the amount of the withdrawal exceeds the Annual Income Amount for that year, we will treat the withdrawal as a withdrawal of Excess Income. Such a withdrawal of Excess Income will reduce the Annual Income Amount available in future years. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered a withdrawal of Excess Income. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar by dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as a withdrawal of Excess Income.
In any year in which the requirement to take required minimum distributions is suspended by law, we reserve the right, in our sole discretion and regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as a required minimum distribution if not for the suspension as eligible for treatment as described herein.
Example – Required Minimum Distributions
The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.
Annual Income Amount = $5,000
Remaining Annual Income Amount = $3,000
Required Minimum Distribution = $6,000
The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000: ($3,000 + ($6,000 – $5,000) = $4,000).
If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all of the guarantees associated with the Highest Daily Lifetime 6 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you stop taking withdrawals in the current Annuity Year and choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000), without being treated as a withdrawal of Excess Income is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.
Death Benefit Component of Highest Daily Lifetime 6 Plus
If you elect Highest Daily Lifetime 6 Plus, we include a death benefit (Death Benefit), at no additional cost that is linked to the Annual Income Amount under the benefit. If a death benefit is triggered and you currently own Highest Daily Lifetime 6 Plus, then your Death Benefit will be equal to the greatest of:

▪	the basic death benefit under the Annuity; and

▪	the amount of any optional death benefit you may have elected and remains in effect; and

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▪
(a) if no Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount that would have been determined on the date of death if a Lifetime Withdrawal had occurred on that date, or (b) if a Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount as of our receipt of due proof of death. Under this component of the Death Benefit, we will not recapture the amount of any purchase Credit applied to an Annuity granted within 12 months prior to death.

Please note that the Death Benefit under Highest Daily Lifetime 6 Plus is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent’s death. This Death Benefit may not be available in all States.
Benefits Under Highest Daily Lifetime 6 Plus

▪
To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Highest Daily Lifetime 6 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. If this occurs, you will not be permitted to make additional purchase payments to your Annuity. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Highest Daily Lifetime 6 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution (as described above) under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the designated life. Please note if your Account Value is reduced to zero as result of withdrawals, the Death Benefit (described above under “Death Benefit Component of Highest Daily Lifetime 6 Plus”) will also be reduced to zero and the Death Benefit will not be payable.

▪
Please note that if your Account Value is reduced to zero, all subsequent payments will be treated as annuity payments. Further, payments that we make under this benefit after the first day of the calendar month coinciding with or next following the annuitant’s 95th birthday will be treated as annuity payments.

▪
If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any annuity option available; or

(2)
request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. If this option is elected, the Annual Income Amount will not increase after annuity payments have begun. We will make payments until the death of the single designated life. We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.
If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.
Please note that a Death Benefit (as described above) is not payable if annuity payments are being made at the time of the decedent’s death.
Other Important Considerations

▪
Withdrawals under the Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal.

▪
Withdrawals made while the Highest Daily Lifetime 6 Plus Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account).

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime 6 Plus benefit. The Highest Daily Lifetime 6 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to our rules regarding time and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled “What Are The Investment Objectives

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and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

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Transfers to and from the Sub-accounts and the AST Investment Grade Bond Sub-account triggered by the Highest Daily Lifetime 6 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

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You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

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Upon inception of the benefit and to maintain the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirements will apply only to new elections of the benefit, and we will not compel you to reallocate your Account Value in accordance with our newly adopted requirements. However, you may be required to reallocate due to the merger of a Portfolio or the closing of a Portfolio. At the time of any change in requirements, and as applicable only to new elections of the benefit, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

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If you elect this benefit and in connection with that election, you are required to reallocate to different Sub-accounts, then on the Valuation Day we receive your request in good order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

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The Basic Death Benefit will terminate if withdrawals taken under Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

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The maximum charge for Highest Daily Lifetime 6 Plus is 1.50% annually of the greater of the Account Value and Protected Withdrawal Value. The current charge is 0.85% annually of the greater of the Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis 0.2125% of the greater of the prior Valuation Day’s Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Highest Daily Lifetime 6 Plus may be greater than it would have been, had it been based on the Account Value alone. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. The following example is hypothetical and is for illustrative purposes only.

Assume a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation Day’s Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day’s Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $425.00 ($200,000 × .2125%).
If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Highest Daily Lifetime 6 Plus benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described above) will not be payable.
Election of and Designations under the Benefit
For Highest Daily Lifetime 6 Plus, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 45 years old.
Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime 6 Plus. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime 6 Plus, except if (a) the new Owner has the same taxpayer identification number as the previous owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
Highest Daily Lifetime 6 Plus can be elected at the time that you purchase your Annuity or after the Issue Date, subject to availability, and our eligibility rules and restrictions. If you elect Highest Daily Lifetime 6 Plus and terminate it, you can re-elect it or elect any other living benefit, subject to our current rules and availability. Additionally, if you currently own an Annuity with a living benefit that is terminable, you may terminate your

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existing benefit rider and elect any available benefits subject to our current rules. See “Termination of Existing Benefits and Election of New Benefits” in the prospectus for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You and your financial professional should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit
You may terminate Highest Daily Lifetime 6 Plus at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates: (i) upon your termination of the benefit, (ii) upon your surrender of the Annuity, (iii) upon your election to begin receiving annuity payments (although if you have elected to receive the Annual Income Amount in the form of annuity payments, we will continue to pay the Annual Income Amount), (iv) upon our receipt of due proof of the death of the Annuitant (except insofar as paying the Death Benefit associated with this benefit), (v) if both the Account Value and Annual Income Amount equal zero, or (vi) if you cease to meet our requirements as described in “Election of and Designations under the Benefit” above.
Upon termination of Highest Daily Lifetime 6 Plus other than upon the death of the Annuitant or annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Account Value falling below the Account Value Floor. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program or Automatic Rebalancing Program for which we are providing administrative support, transfer all amounts held in the AST Investment Grade Bond Sub-account to your variable investment options, pro rata (i.e. in the same proportion as the current balances in your variable investment options). If, prior to the transfer from the AST Investment Grade Bond Sub-account, the Account Value in the variable investment options is zero, we will transfer such amounts according to your most recent allocation instructions.
If a surviving spouse elects to continue the Annuity, the Highest Daily Lifetime 6 Plus benefit terminates. The spouse may elect the benefit subject to the restrictions discussed above.
How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account
As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you elect Highest Daily Lifetime 6 Plus. For purposes of this benefit, we refer to those permitted investment options as the “Permitted Sub-accounts”. Because these restrictions and the use of the predetermined mathematical formula lessen the risk that your Account Value will be reduced to zero while you are still alive, they also reduce the likelihood that we will make any lifetime income payments under this benefit. They may also limit your upside potential for growth.
An integral part of Highest Daily Lifetime 6 Plus (including Highest Daily Lifetime 6 Plus with LIA and Spousal Highest Daily Lifetime 6 Plus) is the predetermined mathematical formula used to transfer Account Value between the Permitted Sub-accounts and the Bond Sub-account. This predetermined mathematical formula (“formula”) runs each Valuation Day that the benefit is in effect on your Annuity and, as a result, transfers of Account Value between the Permitted Sub-accounts and the Bond Sub-account can occur on any Valuation Day subject to the conditions described below. Only the predetermined mathematical formula can transfer Account Value to and from the Bond Sub-account, and thus you may not allocate Purchase Payments to or make transfers to or from the Bond Sub-account. We are not providing you with investment advice through the use of the formula. The formula by which the transfer operates is designed primarily to mitigate some of the financial risks that we incur in providing the guarantee under Highest Daily Lifetime 6 Plus. The formula is not forward looking and contains no predictive or projective component with respect to the markets, the Account Value or the Protected Withdrawal Value. The formula is described below.
Generally, the formula, which is applied each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. This amount may be different than the actual Annual Income Amount currently guaranteed under your benefit. Then it produces an estimate of the total amount targeted in the formula, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the “Target Value” or “L”. If you have already made a Lifetime Withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent Purchase Payments (including any associated Purchase Credits), and any withdrawals of Excess Income. Next, the formula subtracts from the Target Value the amount held within the Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Bond Sub-account, is called the “Target Ratio” or “r”. If, on each of three consecutive Valuation Days, the Target Ratio is greater than 83% but less than or equal to 84.5%, the formula will, on such third Valuation Day, make a transfer from the Permitted Sub-accounts in which you are invested (subject to the 90% cap discussed below) to the Bond Sub-account. Once a transfer is made, the Target Ratio must again be greater than 83% but less than or equal to 84.5% for three consecutive Valuation Days before a subsequent transfer to the Bond Sub-account will occur. If, however, on any Valuation Day, the Target Ratio is above 84.5%, the formula will make a transfer from the Permitted Sub-accounts (subject to the 90% cap) to the Bond Sub-account (as described above). If the Target Ratio falls below 78% on any Valuation Day, then a transfer from the Bond Sub-account to the Permitted Sub-accounts will occur.

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The formula will not execute a transfer to the Bond Sub-account that results in more than 90% of your Account Value being allocated to the Bond Sub-account (“90% cap”) on that Valuation Day. Thus, on any Valuation Day, if the formula would require a transfer to the Bond Sub-account that would result in more than 90% of the Account Value being allocated to the Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Bond Sub-account will be transferred. Additionally, future transfers into the Bond Sub-account will not be made (regardless of the performance of the Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Bond Sub-account. Once this transfer occurs out of the Bond Sub-account, future amounts may be transferred to or from the Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Bond Sub-account that results in greater than 90% of your Account Value being allocated to the Bond Sub-account. However, it is possible that, due to the investment performance of your allocations in the Bond Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Bond Sub-account.
If you make additional Purchase Payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional Purchase Payments to the Bond Sub-account at least until there is first a transfer out of the Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional Purchase Payments you make, less than 90% of your entire Account Value is allocated to the Bond Sub-account, and the formula will still not transfer any of your Account Value to the Bond Sub-account (at least until there is first a transfer out of the Bond Sub-account). For example,

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September 4, 2012 – a transfer is made to the Bond Sub-account that results in the 90% cap being met and now $90,000 is allocated to the Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

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September 5, 2012 – you make an additional Purchase Payment of $10,000. No transfers have been made from the Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on September 4, 2012.

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On September 5, 2012 – (and at least until first a transfer is made out of the Bond Sub-account under the formula) – the $10,000 payment is allocated to the Permitted Sub-accounts and on this date you have 82% in the Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 to the Bond Sub-account).

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Once there is a transfer out of the Bond Sub-account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Bond Sub-account if dictated by the formula (subject to the 90% cap).

Under the operation of the formula, the 90% cap may come into and out of effect multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Bond Sub-account as dictated by the formula.
Under the formula, investment performance of your Account Value that is negative, flat, or even moderately positive may result in a transfer of a portion of your Account Value in the Permitted Sub-accounts to the Bond Sub-account because such investment performance will tend to increase the Target Ratio. In deciding how much to transfer, we use another formula, which essentially seeks to reallocate amounts held in the Permitted Sub-accounts and the Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. The further the Target Ratio is from 80% when a transfer is occurring under the formula, the greater the transfer amount will be. Once you elect Highest Daily Lifetime 6 Plus, the values we use to compare to the Target Ratio will be fixed. For newly-issued Annuities that elect Highest Daily Lifetime 6 Plus and existing Annuities that elect Highest Daily Lifetime 6 Plus in the future, however, we reserve the right to change such values.
Additionally, on each monthly Annuity Anniversary (if the monthly Annuity Anniversary does not fall on a Valuation Day, the next Valuation Day will be used), following all of the above described daily calculations, if there is money allocated to the Bond Sub-account, we will perform an additional monthly calculation to determine whether or not a transfer will be made from the Bond Sub-account to the Permitted Sub-accounts. This transfer will automatically occur provided that the Target Ratio, as described above, would be less than 83% after the transfer. The formula will not execute a transfer if the Target Ratio after this transfer would occur would be greater than or equal to 83%.
The amount of the transfer will be equal to the lesser of:

(a)	The total value of all your Account Value in the Bond Sub-account, or

(b)	An amount equal to 5% of your total Account Value.
While you are not notified when your Annuity reaches a transfer trigger under the formula, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Bond Sub-account. Depending on the results of the calculations of the formula, we may, on any Valuation Day:

▪	Not make any transfer between the Permitted Sub-accounts and the Bond Sub-account; or

▪	If a portion of your Account Value was previously allocated to the Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts (as described above); or

▪	Transfer a portion of your Account Value in the Permitted Sub-accounts.
Prior to the first Lifetime Withdrawal, the primary driver of transfers to the Bond Sub-account is the difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Bond Sub-account.

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Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

▪	The difference between your Account Value and your Protected Withdrawal Value;

▪	The amount of time Highest Daily Lifetime 6 Plus has been in effect on your Annuity;

▪	The amount allocated to and the performance of the Permitted Sub-accounts and the Bond Sub-account;

▪	Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and

▪	Any withdrawals you take from your Annuity (while the benefit is in effect).
At any given time, some, most or none of your Account Value will be allocated to the Bond Sub-account, as dictated by the formula.
Because the amount allocated to the Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.
If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the Bond Sub-account, if dictated by the formula and subject to the 90% cap feature described above.
Any Account Value in the Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Bond Sub-account.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Highest Daily Lifetime 6 Plus through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator
Effective September 14, 2012, Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator.
We offer another version of Highest Daily Lifetime 6 Plus that we call Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator (“Highest Daily Lifetime 6 Plus with LIA”). Highest Daily Lifetime 6 Plus with LIA guarantees, until the death of the single designated life, the ability to withdraw an amount equal to double the Annual Income Amount (which we refer to as the “LIA Amount”) if you meet the conditions set forth below. This version is only being offered in those jurisdictions where we have received regulatory approval. Highest Daily Lifetime 6 Plus with LIA is not available in New York and certain other states/jurisdictions. You may choose Highest Daily Lifetime 6 Plus with or without also electing LIA, however you may not elect LIA without Highest Daily Lifetime 6 Plus and you must elect the LIA benefit at the time you elect Highest Daily Lifetime 6 Plus. If you elect Highest Daily Lifetime 6 Plus without LIA and would like to add the feature later, you must terminate the Highest Daily Lifetime 6 Plus benefit and elect the Highest Daily Lifetime 6 Plus with LIA (subject to availability and benefit re-election provisions). Please note that if you terminate Highest Daily Lifetime 6 Plus and elect the Highest Daily Lifetime 6 Plus with LIA you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. Highest Daily Lifetime 6 Plus with LIA is offered as an alternative to other lifetime withdrawal options. If you elect this benefit, it may not be combined with any other optional living benefit or the Highest Daily Value death benefit. As long as your Highest Daily Lifetime 6 Plus with LIA benefit is in effect, you must allocate your Account Value in accordance with the permitted and available investment option(s) with this benefit. The income benefit under Highest

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Daily Lifetime 6 Plus with LIA currently is based on a single “designated life” who is between the ages of 45 and 75 on the date that the benefit is elected and received in good order. All terms and conditions of Highest Daily Lifetime 6 Plus apply to this version of the benefit, except as described herein.
Highest Daily Lifetime 6 Plus with LIA is not long-term care insurance and should not be purchased as a substitute for long-term care insurance. The income you receive through the Lifetime Income Accelerator may be used for any purpose, and it may or may not be sufficient to address expenses you may incur for long-term care. You should seek professional advice to determine your financial needs for long-term care.
If you elect the Highest Daily Lifetime 6 Plus with LIA, the maximum charge is 2.00% annually of the greater of the Account Value and Protected Withdrawal Value. The current charge is 1.20% annually of the greater of Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis, 0.30% of the greater of the prior Valuation Day’s Account Value and the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Highest Daily Lifetime 6 Plus with LIA may be greater than it would have been, had it been based on the Account Value alone. The following example is hypothetical and is for illustrative purposes only.
Assume a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation Day’s Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day’s Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $600.00 ($200,000 × .30%)
If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Highest Daily Lifetime 6 Plus with LIA benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described below) will not be payable.
If this benefit is being elected on an Annuity held as a 403(b) plan, then in addition to meeting the eligibility requirements listed below for the LIA Amount you must separately qualify for distributions from the 403(b) plan itself.
Eligibility Requirements for LIA Amount. Both a waiting period of 36 months from the benefit effective date, and an elimination period of 120 days from the date of notification that one or both of the requirements described immediately below have been met, apply before you can become eligible for the LIA Amount. The 120 day elimination period begins on the date that we receive notification from you of your eligibility for the LIA Amount. Thus, assuming the 36 month waiting period has been met and we have received the notification referenced in the immediately preceding sentence, the LIA amount would be available for withdrawal on the Valuation Day immediately after the 120th day. The waiting period and the elimination period may run concurrently. In addition to satisfying the waiting and elimination period, at least one of the following requirements (“LIA conditions”) must be met.

(1)
The designated life is confined to a qualified nursing facility. A qualified nursing facility is a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is prescribed by a licensed physician in writing and based on physical limitations which prohibit daily living in a non-institutional setting.

(2)	The designated life is unable to perform two or more basic abilities of caring for oneself or “activities of daily living.” We define these basic abilities as:

i.	Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.

ii.	Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

iii.	Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.

iv.	Toileting: Getting to and from the toilet, getting on and off the toilet, and performing associated personal hygiene.

v.	Transferring: Moving into or out of a bed, chair or wheelchair.

vi.
Continence: Maintaining control of bowel or bladder function; or when unable to maintain control of bowel or bladder function, the ability to perform personal hygiene (including caring for catheter or colostomy bag).

You must notify us in writing when the LIA conditions have been met. If, when we receive such notification, there are more than 120 days remaining until the end of the waiting period described above, you will not be eligible for the LIA Amount. If there are 120 days or less remaining until the end of the waiting period when we receive notification that the LIA conditions are met, we will determine eligibility for the LIA Amount through our then current administrative process, which may include, but is not limited to, documentation verifying the LIA conditions and/or an assessment by a third party of our choice. Such assessment may be in person and we will assume any costs associated with the aforementioned assessment. The designated life must be available for any assessment or reassessment pursuant to our administrative process requirements. Once eligibility is determined, the LIA Amount is equal to double the Annual Income Amount as described above under the Highest Daily Lifetime 6 Plus benefit.

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Additionally, once eligibility is determined, we will reassess your eligibility on an annual basis although your LIA benefit for the year that immediately precedes our reassessment will not be affected if it is determined that you are no longer eligible. Your first reassessment may occur in the same year as your initial assessment. If we determine that you are no longer eligible to receive the LIA Amount, the Annual Income Amount would replace the LIA Amount on the next Annuity Anniversary (the “ineligibility effective date”). However, 1) if you were receiving income through a systematic withdrawal program that was based on your LIA Amount; 2) you subsequently become ineligible to receive your LIA Amount, and 3) we do not receive new withdrawal instructions from you prior to the ineligibility effective date, we will cancel such systematic withdrawal program on the ineligibility effective date. You will be notified of your subsequent ineligibility and the date systematic withdrawal payments will stop before either occur. If any existing systematic withdrawal program is canceled, you must enroll in a new systematic withdrawal program if you wish to receive income on a systematic basis. You may establish a new or make changes to any existing systematic withdrawal program at any time by contacting our Annuity Service Office. All “Excess Income” conditions described above in “Key Feature – Annual Income Amount under the Highest Daily Lifetime 6 Plus Benefit” would apply. There is no limit on the number of times you can become eligible for the LIA Amount, however, each time would require the completion of the 120-day elimination period, notification that the designated life meets the LIA conditions, and determination, through our then current administrative process, that you are eligible for the LIA Amount, each as described above.
LIA Amount at the first Lifetime Withdrawal. If your first Lifetime Withdrawal subsequent to election of Highest Daily Lifetime 6 Plus with LIA occurs while you are eligible for the LIA Amount, the available LIA Amount is equal to double the Annual Income Amount.
LIA Amount after the first Lifetime Withdrawal. If you become eligible for the LIA Amount after you have taken your first Lifetime Withdrawal, the available LIA amount for the current and subsequent Annuity Years is equal to double the then current Annual Income Amount, however the available LIA amount in the current Annuity Year is reduced by any Lifetime Withdrawals that have been taken in the current Annuity Year. Cumulative Lifetime Withdrawals in an Annuity Year which are less than or equal to the LIA Amount (when eligible for the LIA amount) will not reduce your LIA Amount in subsequent Annuity Years, but any such withdrawals will reduce the LIA Amount on a dollar-for-dollar basis in that Annuity Year. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the LIA benefit will be deemed a Lifetime Withdrawal.
Withdrawals In Excess of the LIA Amount. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the LIA Amount when you are eligible (“Excess Withdrawal”), your LIA Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the excess portion of the withdrawal to the Account Value immediately prior to the Excess Withdrawal. Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount (excluding the Non-Lifetime Withdrawal) up to and including the LIA Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Excess Withdrawals will reduce the Protected Withdrawal Value by the same ratio as the reduction to the LIA Amount. Any withdrawals that are less than or equal to the LIA Amount (when eligible) but in excess of the free withdrawal amount available under this Annuity will not incur a CDSC.
Withdrawals are not required. However, subsequent to the first Lifetime Withdrawal, the LIA Amount is not increased in subsequent Annuity Years if you decide not to take a withdrawal in an Annuity Year or take withdrawals in an Annuity Year that in total are less than the LIA Amount.
Purchase Payments. If you are eligible for the LIA Amount as described under “Eligibility Requirements for LIA Amount” and you make an additional purchase payment, the Annual Income Amount is increased by an amount obtained by applying the applicable percentage (4% for ages 45 – less than 59 1/2; 5% for ages 591/2-79; and 6% for ages 80 and older) to the purchase payment (including any associated purchase Credits). The applicable percentage is based on the attained age of the designated life on the date of the first Lifetime Withdrawal after the benefit effective date. The LIA Amount is increased by double the Annual Income Amount, if eligibility for LIA has been met. The Protected Withdrawal Value is increased by the amount of each purchase payment (including any associated purchase Credits).
If the Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount (or, if eligible for LIA, the LIA Amount) is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount (or, if eligible for LIA, the LIA Amount) in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.
Step-Ups. If your Annual Income Amount is stepped up, your LIA Amount will be stepped up to equal double the stepped up Annual Income Amount.
Guarantee Payments. If your Account Value is reduced to zero as a result of cumulative withdrawals that are equal to or less than the LIA Amount when you are eligible, and there is still a LIA Amount available, we will make an additional payment for that Annuity Year equal to the remaining LIA Amount. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. Thus, in that scenario, the remaining LIA Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the LIA Amount as described in this section. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. We will make payments until the death of the single designated life. Should the designated life no longer qualify for the LIA amount (as described under “Eligibility Requirements for LIA Amount” above), the Annual Income Amount would continue to be available. Subsequent eligibility for the LIA Amount would require the completion of the 120 day elimination period as well as meeting the LIA conditions listed above under “Eligibility Requirements for LIA Amount”. To the extent that cumulative withdrawals in the current Annuity Year that reduce your Account Value to zero are more than the LIA Amount (except in the case of required minimum distributions), Highest Daily Lifetime 6 Plus with LIA

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terminates, and no additional payments are permitted. A Death Benefit under Highest Daily Lifetime 6 Plus with LIA is not payable if guarantee payments are being made at the time of the decedent’s death.
Annuity Options. In addition to the Highest Daily Lifetime 6 Plus annuity options described above, after the tenth anniversary of the benefit effective date (“Tenth Anniversary”), you may also request that we make annuity payments each year equal to the Annual Income Amount. In any year that you are eligible for the LIA Amount, we make payments equal to the LIA Amount. The portion of such payments equal to the Annual Income Amount will be treated as an Annuity Payment for tax purposes. The excess above the Annual Income Amount will be treated as a nonperiodic withdrawal. Please see the Tax Considerations section for more information. If you would receive a greater payment by applying your Account Value to receive payments for life under your Annuity, we will pay the greater amount. Annuitization prior to the Tenth Anniversary will forfeit any present or future LIA amounts. We will continue to make payments until the death of the designated life. If this option is elected, the Annual Income Amount and LIA Amount will not increase after annuity payments have begun. A Death Benefit is not payable if annuity payments are being made at the time of the decedent’s death.
If you elect Highest Daily Lifetime 6 Plus with LIA, and never meet the eligibility requirements you will not receive any additional payments based on the LIA Amount.
Death Benefit Component of Highest Daily Lifetime 6 Plus with LIA. The provisions of the Death Benefit Component of Highest Daily Lifetime 6 Plus (see above for information about the Death Benefit) also apply to Highest Daily Lifetime Plus with LIA. Please note that with respect to Highest Daily Lifetime 6 Plus with LIA, we use the Annual Income Amount for purposes of the Death Benefit Calculations, not the LIA Amount.
SPOUSAL HIGHEST DAILY LIFETIME® 6 PLUS INCOME BENEFIT (SHD6 Plus)
Effective September 14, 2012, Spousal Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 6 Plus benefit.
Spousal Highest Daily Lifetime 6 Plus is the spousal version of Highest Daily Lifetime 6 Plus. Spousal Highest Daily Lifetime 6 Plus must be elected based on two designated lives, as described below. The youngest designated life must be at least 50 years old and the oldest designated life must be at least 55 years old when the benefit is elected. Spousal Highest Daily Lifetime 6 Plus is not available if you elect any other optional benefit. As long as your Spousal Highest Daily Lifetime 6 Plus Benefit is in effect, you must allocate your Account Value in accordance with the permitted Sub-accounts and other investment option(s) available with this benefit. For a more detailed description of permitted investment options, see the “Investment Options” section.
We offer a benefit that guarantees until the later death of two natural persons who are each other’s spouses at the time of election of the benefit (the “designated lives”, and each, a “designated life”) the ability to withdraw an annual amount (the “Annual Income Amount”) equal to a percentage of an initial principal value (the “Protected Withdrawal Value”) regardless of the impact of Sub-account performance on the Account Value, subject to our rules regarding the timing and amount of withdrawals. You are guaranteed to be able to withdraw the Annual Income Amount for the lives of the designated lives (“Lifetime Withdrawals”) provided you have not made withdrawals of excess income that have resulted in your Account Value being reduced to zero. We also permit a one-time Non-Lifetime Withdrawal from your Annuity prior to taking Lifetime Withdrawals under the benefit. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that Sub-account performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime 6 Plus benefit after the death of the first spouse. You are not required to make withdrawals as part of the benefit – the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. An integral component of Spousal Highest Daily Lifetime 6 Plus is the mathematical formula we employ that may periodically transfer your Account Value to and from the AST Investment Grade Bond Sub-account. See the section above entitled “How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account.” Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).
Spousal Highest Daily Lifetime 6 Plus also provides for a Death Benefit generally equal to three times your Annual Income Amount. The Death Benefit, however, is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent’s death. See Death Benefit Component of Spousal Highest Daily Lifetime 6 Plus, below.
Although you are guaranteed the ability to withdraw your Annual Income Amount for life even if your Account Value falls to zero, if you take withdrawals of excess income that bring your Account Value to zero, your Annual Income Amount would also fall to zero, and the benefit would terminate. In that scenario, no further amount, including the Death Benefit described below, would be payable under Spousal Highest Daily Lifetime 6 Plus.
Currently, if you elect Spousal Highest Daily Lifetime 6 Plus and subsequently terminate the benefit, you may elect another living benefit, subject to our current rules. See “Election of and Designations under the Benefit” below and “Termination of Existing Benefits and Election of New Benefits” for details. Please note that if you terminate Spousal Highest Daily Lifetime 6 Plus and elect another benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active.

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Key Feature – Protected Withdrawal Value
The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. The Protected Withdrawal Value is separate from your Account Value and not available as cash or a lump sum. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter until the date of your first Lifetime Withdrawal (excluding any Non-Lifetime Withdrawal discussed below), the Protected Withdrawal Value is equal to the “Periodic Value” described in the next paragraph.
The “Periodic Value” initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter until the first Lifetime Withdrawal, we recalculate the Periodic Value. We stop determining the Periodic Value upon your first Lifetime Withdrawal after the effective date of the benefit. On each Valuation Day (the “Current Valuation Day”), the Periodic Value is equal to the greater of:

(1)
the Periodic Value for the immediately preceding business day (the “Prior Valuation Day”) appreciated at the daily equivalent of 6% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any purchase payment (including any associated purchase Credits) made on the Current Valuation Day (the Periodic Value is proportionally reduced for any Non-Lifetime Withdrawal); and

(2)	the Account Value on the current Valuation Day.
If you have not made a Lifetime Withdrawal on or before the 10th or 20th Anniversary of the effective date of the benefit, your Periodic Value on the 10th or 20th Anniversary of the benefit effective date is equal to the greater of:

(1)	the Periodic Value described above or,

(2)	the sum of (a), (b) and (c) (proportionally reduced for any Non-Lifetime Withdrawal):

(a)
200% (on the 10th anniversary) or 400% (on the 20th anniversary) of the Account Value on the effective date of the benefit including any purchase payments (including any associated purchase Credits) made on that day;

(b)
200% (on the 10th anniversary) or 400% (on the 20th anniversary) of all purchase payments (including any associated purchase Credits) made within one year following the effective date of the benefit; and

(c)	all purchase payments (including any associated purchase Credits) made after one year following the effective date of the benefit.
Once the first Lifetime Withdrawal is made, the Protected Withdrawal Value at any time is equal to the greater of (i) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals, and (ii) the highest daily Account Value upon any step-up, increased for subsequent purchase payments (including any associated purchase Credits) and reduced for subsequent Lifetime Withdrawals (see below).
Key Feature – Annual Income Amount under the Spousal Highest Daily Lifetime 6 Plus Benefit
The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first Lifetime Withdrawal and does not reduce in subsequent Annuity Years, as described below. The percentage initially depends on the age of the youngest designated life on the date of the first Lifetime Withdrawal after election of the benefit. The percentages are: 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older. We use the age of the youngest designated life even if that designated life is no longer a participant under the Annuity due to death or divorce. Under the Spousal Highest Daily Lifetime 6 Plus benefit, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative Lifetime Withdrawals in an Annuity Year are in excess of the Annual Income Amount for any Annuity Year (“Excess Income”), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions for this Annuity that comply with our rules) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). If you take withdrawals of Excess Income, only the portion of the Lifetime Withdrawal that exceeds the remaining Annual Income Amount will proportionally reduce your Protected Withdrawal Value and Annual Income Amount in future years. Reductions are based on the actual amount of the withdrawal, including any CDSC that may apply. Lifetime Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal.
You may use the Systematic Withdrawal program to make withdrawals of the Annual Income Amount. Any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit.
Any Purchase Payment that you make subsequent to the election of Spousal Highest Daily Lifetime 6 Plus and subsequent to the first Lifetime Withdrawal will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including any associated purchase Credits) based on the age of the younger designated life at the time of the first Lifetime Withdrawal (the percentages are: 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older, and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including any associated purchase Credits).
If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among

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the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner. Effective September 14, 2012, Spousal Highest Daily Lifetime 6 Plus is no longer available for new elections and we no longer accept additional Purchase Payments for Annuities with the Spousal Highest Daily Lifetime 6 Plus benefit.
Highest Daily Auto Step-Up
An automatic step-up feature (“Highest Daily Auto Step-Up”) is part of this benefit. As detailed in this paragraph, the Highest Daily Auto Step-Up feature can result in a larger Annual Income Amount subsequent to your first Lifetime Withdrawal. The Highest Daily Step-Up starts with the anniversary of the Issue Date of the Annuity (the “Annuity Anniversary”) immediately after your first Lifetime Withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on each Valuation Day within the immediately preceding Annuity Year after your first Lifetime Withdrawal. Having identified the highest daily value (after all daily values have been adjusted for subsequent purchase payments and withdrawals), we then multiply that value by a percentage that varies based on the age of the youngest designated life on the Annuity Anniversary as of which the step-up would occur. The percentages are 4% for ages 50-64, 5% for ages 65-84, and 6% for ages 85 and older. If that value exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. The Account Value on the Annuity Anniversary is considered the last daily step-up value of the Annuity Year. In later years (i.e., after the first Annuity Anniversary after the first Lifetime Withdrawal), we determine whether an automatic step-up should occur on each Annuity Anniversary by performing a similar examination of the Account Values that occurred on Valuation Days during the year. Taking Lifetime Withdrawals could produce a greater difference between your Protected Withdrawal Value and your Account Value, which may make a Highest Daily Auto Step-up less likely to occur. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest daily value upon which your step-up was based only if that results in an increase to the Protected Withdrawal Value. Your Protected Withdrawal Value will never be decreased as a result of an income step-up. If, on the date that we implement a Highest Daily Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime 6 Plus has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime 6 Plus upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.
If you are engaged in a Systematic Withdrawal program, we will not automatically increase the withdrawal amount when there is an increase to the Annual Income Amount.
The Spousal Highest Daily Lifetime 6 Plus benefit does not affect your ability to take withdrawals under your Annuity, or limit your ability to take withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime 6 Plus, if your cumulative Lifetime Withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.
If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.
Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains.
Examples of dollar-for-dollar and proportional reductions, and the Highest Daily Auto Step-Up are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime 6 Plus benefit or any other fees and charges under the Annuity. Assume the following for all three examples:

▪	The Issue Date is December 1, 2008

▪	The Spousal Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009

▪	The younger designated life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 6 Plus benefit.
Example of dollar-for-dollar reductions.
On November 24, 2009, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest designated life is between the ages of 65 and 84 at the time of the first Lifetime Withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2009) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount ($6,000 less $2,500 = $3,500).
Example of proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on November 27, 2009 and the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount of $1,500 – reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

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Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Less amount of “non” excess withdrawal	$3,500.00
Account Value immediately before excess withdrawal of $1,500	$114,500.00
Excess withdrawal amount	$1,500.00
Divided by Account Value immediately before excess withdrawal	$114,500.00
Ratio	1.31%
Annual Income Amount	$6,000.00
Less ratio of 1.31%	$78.60
Annual Income Amount for future Annuity Years	$5,921.40
Example of Highest Daily Auto Step-Up
On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest designated life’s age on the Annuity Anniversary) of the highest daily value since your first Lifetime Withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (including any associated purchase Credits).
Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on November 27 reduces the amount to $5,921.40 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped up if 5% (since the youngest designated life is between 65 and 84 on the date of the potential step-up) of the highest daily Account Value adjusted for withdrawals and purchase payments (including any associated purchase Credits), is higher than $5921.40. Here are the calculations for determining the daily values. Only the November 25 value is being adjusted for excess withdrawals as the November 30 and December 1 Valuation Days occur after the excess withdrawal on November 27.

Date*	Account value	Highest Quarterly Value (adjusted with withdrawal and purchase payments)**	Adjusted Total Annual Income Amount (5% of the Highest Quarterly Value)
November 25, 2009	$119,000.00	$119,000.00	$5,950.00
November 26, 2009		Thanksgiving Day
November 27, 2009	$113,000.00	$113,986.95	$5,699.35
November 30, 2009	$113,000.00	$113,986.95	$5,699.35
December 01, 2009	$119,000.00	$119,000.00	$5,950.00

*
In this example, the Annuity Anniversary date is December 1. The Valuation Dates are every day following the first Lifetime Withdrawal. In subsequent Annuity Years Valuation Dates will be every day following the Annuity Anniversary. The Annuity Anniversary Date of December 1 is considered the final Valuation Date for the Annuity Year.

**
In this example, the first daily value after the first Lifetime Withdrawal is $119,000 on November 25, resulting in an adjusted Annual Income Amount of $5,950.00. This amount is adjusted on November 27 to reflect the $5,000 withdrawal. The calculations for the adjustments are:

▪
The Account Value of $119,000 on November 25 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $115,500 before the excess withdrawal.

▪
This amount ($115,500) is further reduced by 1.31% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Daily Value of $113,986.95.

▪
The adjusted Annual Income Amount is carried forward to the next Valuation Date of November 30. At this time, we compare this amount to 5% of the Account Value on November 30. Since the November 27 adjusted Annual Income Amount of $5,699.35 is higher than $5,650.00 (5% of $113,000), we continue to carry $5,699.35 forward to the next and final Valuation Date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,699.35, the adjusted Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value results in the highest amount of $5,950.00. Since this amount is higher than the current year’s Annual Income Amount of $5,921.40 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2009 and continuing through December 1, 2010, will be stepped-up to $5,950.00.
Non-Lifetime Withdrawal Feature
You may take a one-time non-lifetime withdrawal (“Non-Lifetime Withdrawal”) under Spousal Highest Daily Lifetime 6 Plus. It is an optional feature of the benefit that you can only elect at the time of your first withdrawal. You cannot take a Non-Lifetime Withdrawal in an amount that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value (see “Access to Account Value – Can I Surrender My Annuity for Its Value?”). This Non-Lifetime Withdrawal will not establish your initial Annual Income Amount and the Periodic Value above will continue to be calculated. However, the total amount of the withdrawal will proportionally reduce all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit. You must tell us if your withdrawal is intended to be the Non-Lifetime Withdrawal and not the first Lifetime Withdrawal under the Spousal Highest Daily Lifetime 6 Plus benefit. If you don’t elect the Non-Lifetime Withdrawal, the first withdrawal you make will be the first Lifetime Withdrawal that establishes your Protected Withdrawal Value and Annual Income Amount. Once you elect the Non-Lifetime Withdrawal or Lifetime Withdrawals, no additional Non-Lifetime Withdrawals may be taken.

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The Non-Lifetime Withdrawal will proportionally reduce the Protected Withdrawal Value; the Periodic Value guarantees on the tenth and twentieth anniversaries of the benefit effective date (described above); and the Death Benefit (described below). It will reduce all three by the percentage the total withdrawal amount (including any applicable CDSC) represents of the then current Account Value immediately prior to the time of the withdrawal. The Non-Lifetime Withdrawal could result in a lower Annual Income Amount at the time you take your first Lifetime Withdrawal depending on the amount of the proportional reduction described above and duration of time between your Non-Lifetime and first Lifetime Withdrawal. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.
If you are participating in a Systematic Withdrawal program, the first withdrawal under the program cannot be classified as the Non-Lifetime Withdrawal. The first partial withdrawal in payment of any third party investment advisory service from your Annuity also cannot be classified as the Non-Lifetime Withdrawal.
Example – Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not reflect the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit.
Assume the following:

▪	The Issue Date is December 1, 2008

▪	The Spousal Highest Daily Lifetime 6 Plus benefit is elected on September 1, 2009

▪	The Account Value at benefit election was $105,000

▪	The younger designated life was 70 years old when he/she elected the Spousal Highest Daily Lifetime 6 Plus benefit

▪	No previous withdrawals have been taken under the Spousal Highest Daily Lifetime 6 Plus benefit
On October 2, 2009, the Protected Withdrawal Value is $125,000, the 10th benefit year minimum Periodic Value guarantee is $210,000 and the 20th benefit year minimum Periodic Value guarantee is $420,000, and the Account Value is $120,000. Assuming $15,000 is withdrawn from the Annuity on October 2, 2009 and is designated as a Non-Lifetime Withdrawal, all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit will be reduced by the ratio the total withdrawal amount represents of the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount divided by	$15,000
Account Value before withdrawal	$120,000
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Protected Withdrawal Value	$109,375
10th benefit year Minimum Periodic Value	$183,750
20th benefit year Minimum Periodic Value	$367,500
Required Minimum Distributions
Withdrawals that exceed the Annual Income Amount, but which you are required to take as a required minimum distribution for this Annuity, will not reduce the Annual Income Amount for future years. No additional Annual Income Amounts will be available in an Annuity Year due to required minimum distributions unless the required minimum distribution amount is greater than the Annual Income Amount. Unless designated as a Non-Lifetime Withdrawal, required minimum distributions are considered Lifetime Withdrawals. If you take a withdrawal in an Annuity Year in which your required minimum distribution for that year is not greater than the Annual Income Amount, and the amount of the withdrawal exceeds the Annual Income Amount for that year, we will treat the withdrawal as a withdrawal of Excess Income. Such a withdrawal of Excess Income will reduce the Annual Income Amount available in future years. If the required minimum distribution (as calculated by us for your Annuity and not previously withdrawn in the current calendar year) is greater than the Annual Income Amount, an amount equal to the remaining Annual Income Amount plus the difference between the required minimum distribution amount not previously withdrawn in the current calendar year and the Annual Income Amount will be available in the current Annuity Year without it being considered a withdrawal of Excess Income. In the event that a required minimum distribution is calculated in a calendar year that crosses more than one Annuity Year and you choose to satisfy the entire required minimum distribution for that calendar year in the next Annuity Year, the distribution taken in the next Annuity Year will reduce your Annual Income Amount in that Annuity Year on a dollar for dollar basis. If the required minimum distribution not taken in the prior Annuity Year is greater than the Annual Income Amount as guaranteed by the benefit in the current Annuity Year, the total required minimum distribution amount may be taken without being treated as a withdrawal of Excess Income.
In any year in which the requirement to take required minimum distributions is suspended by law, we reserve the right, in our sole discretion and regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as a required minimum distribution if not for the suspension as eligible for treatment as described herein.

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Example – Required Minimum Distributions
The following example is purely hypothetical and is intended to illustrate a scenario in which the required minimum distribution amount in a given Annuity Year is greater than the Annual Income Amount.
Annual Income Amount = $5,000
Remaining Annual Income Amount = $3,000
Required Minimum Distribution = $6,000
The amount you may withdraw in the current Annuity Year without it being treated as an Excess Withdrawal is $4,000. ($3,000 + ($6,000 – $5,000) = $4,000).
If the $4,000 withdrawal is taken, the remaining Annual Income Amount will be zero and the remaining required minimum distribution amount of $2,000 may be taken in the subsequent Annuity Year (when your Annual Income Amount is reset to $5,000) without proportionally reducing all guarantees associated with the Spousal Highest Daily Lifetime 6 Plus benefit as described above. The amount you may withdraw in the subsequent Annuity Year if you stop taking withdrawals in the current Annuity Year and choose not to satisfy the required minimum distribution in the current Annuity Year (assuming the Annual Income Amount in the subsequent Annuity Year is $5,000) without being treated as a withdrawal of Excess Income is $6,000. This withdrawal must comply with all IRS guidelines in order to satisfy the required minimum distribution for the current calendar year.
Death Benefit Component of Spousal Highest Daily Lifetime 6 Plus.
If you elect Spousal Highest Daily Lifetime 6 Plus, we include a death benefit (Death Benefit), at no additional cost, that is linked to the Annual Income Amount under the benefit. If a death benefit is triggered and you currently own Spousal Highest Daily Lifetime 6 Plus benefit, then your Death Benefit will be equal to the greatest of:

▪	the basic death benefit under the Annuity; and

▪	the amount of any optional death benefit you may have elected and remains in effect; and

▪
a) if no Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount that would have been determined on the date of death if a Lifetime Withdrawal had occurred on that date or (b) if a Lifetime Withdrawal had been taken prior to death, 300% of the Annual Income Amount as of our receipt of due proof of death. Under this component of the Death Benefit, we will not recapture the amount of any purchase Credit applied to an Annuity granted within 12 months prior to death.

Upon the death of the first of the spousal designated lives, if a Death Benefit, as described above, would otherwise be payable, and the surviving designated life chooses to continue the Annuity, the Account Value will be adjusted, as of the date we receive due proof of death, to equal the amount of that Death Benefit if paid out in a lump sum, and the Spousal Highest Daily Lifetime 6 Plus benefit remains in force. Upon the death of the second Spousal designated life, the Death Benefit described above will be payable and the Spousal Highest Daily Lifetime 6 Plus rider will terminate as of the date we receive due proof of death.
Please note that the Death Benefit under Spousal Highest Daily Lifetime 6 Plus is not payable if your Account Value is reduced to zero as a result of withdrawals or if annuity payments are being made at the time of the decedent’s death. This Death Benefit may not be available in all States.
Benefits Under Spousal Highest Daily Lifetime 6 Plus

▪
To the extent that your Account Value was reduced to zero as a result of cumulative Lifetime Withdrawals in an Annuity Year that are less than or equal to the Annual Income Amount, and amounts are still payable under Spousal Highest Daily Lifetime 6 Plus, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the designated lives to die, and will continue to make payments until the death of the second designated life. If this were to occur, you are not permitted to make additional purchase payments to your Annuity. To the extent that cumulative withdrawals in the Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime 6 Plus benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to satisfy a required minimum distribution (as described above) under the Annuity then the benefit will not terminate, and we will continue to pay the Annual Income Amount in subsequent Annuity Years until the death of the second designated life. Please note that if your Account Value is reduced to zero as a result of withdrawals, the Death Benefit (described above) will also be reduced to zero and the Death Benefit will not be payable.

▪
Please note that if your Account Value is reduced to zero, all subsequent payments will be treated as annuity payments. Further, payments that we make under this benefit after the first day of the calendar month coinciding with or next following the annuitant’s 95th birthday will be treated as annuity payments.

▪
If annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving annuity payments and there is an Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

(1)	apply your Account Value to any annuity option available; or

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(2)
request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the designated lives to die, and will continue to make payments until the death of the second designated life. If, due to death of a designated life or divorce prior to annuitization, only a single designated life remains, then annuity payments will be made as a life annuity for the lifetime of the designated life. We must receive your request in a form acceptable to us at our office.

▪
In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

(1)
the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and

(2)	the Account Value.
If no Lifetime Withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first Lifetime Withdrawal on the date the annuity payments are to begin.
Please note that the Death Benefit (described above) is not payable if annuity payments are being made at the time of the decedent’s death.
Other Important Considerations

▪
Withdrawals under the Spousal Highest Daily Lifetime 6 Plus benefit are subject to all of the terms and conditions of the Annuity, including any applicable CDSC for the Non-Lifetime Withdrawal as well as withdrawals that exceed the Annual Income Amount. If you have an active Systematic Withdrawal program running at the time you elect this benefit, the first Systematic Withdrawal that processes after your election of the benefit will be deemed a Lifetime Withdrawal.

▪
Withdrawals made while the Spousal Highest Daily Lifetime 6 Plus benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Any withdrawals made under the benefit will be taken pro-rata from the Sub-accounts (including the AST Investment Grade Bond Sub-account).

▪
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your financial professional when it may be appropriate for you to begin taking withdrawals.

▪
You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Spousal Highest Daily Lifetime 6 Plus benefit. The Spousal Highest Daily Lifetime 6 Plus benefit provides a guarantee that if your Account Value is reduced to zero (subject to program rules regarding the timing and amount of withdrawals), you will be able to receive your Annual Income Amount in the form of withdrawals.

▪	If you are taking your entire Annual Income Amount through the Systematic Withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.

▪
You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Sub-account. A summary description of the AST Investment Grade Bond Portfolio appears in the prospectus section entitled “What Are The Investment Objectives and Policies of The Portfolios?”. You can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.prudentialannuities.com.

▪
Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Sub-account triggered by the Spousal Highest Daily Lifetime 6 Plus mathematical formula will not count toward the maximum number of free transfers allowable under an Annuity.

▪
Upon inception of the benefit and to maintain the benefit, 100% of your Account Value must be allocated to the Permitted Sub-accounts. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to reallocate your Account Value in accordance with our newly adopted requirements. However, you may be required to reallocate due to the merger of a Portfolio or the closing of a Portfolio. At the time of any change in requirements, and as applicable only to new elections of the benefit, transfers of Account Value and allocation of additional purchase payments may be subject to new investment limitations.

▪
If you elect this benefit and in connection with that election, you are required to reallocate to different Sub-accounts, then on the Valuation Day we receive your request in good order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the Sub-accounts that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

▪
The Basic Death Benefit will terminate if withdrawals taken under Spousal Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under Spousal Highest Daily Lifetime 6 Plus cause your Account Value to reduce to zero. (See “Death Benefit” for more information.)

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▪
The maximum charge for Spousal Highest Daily Lifetime 6 Plus is 1.50% annually of the greater of the Account Value and Protected Withdrawal Value. The current charge is 0.95% annually of the greater of Account Value and Protected Withdrawal Value. We deduct this charge on quarterly anniversaries of the benefit effective date. Thus, we deduct, on a quarterly basis, 0.2375% of the greater of the prior Valuation Day’s Account Value, or the prior Valuation Day’s Protected Withdrawal Value. We deduct the fee pro rata from each of your Sub-accounts, including the AST Investment Grade Bond Sub-account. Since this fee is based on the greater of the Account Value and Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime 6 Plus may be greater than it would have been, had it been based on the Account Value alone. You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. The following example is hypothetical and is for illustrative purposes only.

Assume a benefit effective date of September 1, 2009 (which means that quarterly benefit anniversaries are: December 1, March 1, June 1, and September 1). Assume the Protected Withdrawal Value as of November 30, 2009 (prior Valuation Day’s Protected Withdrawal Value) = $200,000.00 and the Account Value as of November 30, 2009 (prior Valuation Day’s Account Value) = $195,000.00. The first benefit charge date would be December 1, 2009 and the benefit charge amount would be $475.00 ($200,000 × .2375%)
If the deduction of the charge would result in the Account Value falling below the lesser of $500 or 5% of the sum of the Account Value on the effective date of the benefit plus all purchase payments made subsequent thereto (and any associated purchase Credits) (we refer to this as the “Account Value Floor”), we will only deduct that portion of the charge that would not cause the Account Value to fall below the Account Value Floor. If the entire Account Value is less than the Account Value Floor when we would deduct a charge for the benefit, then no charge will be assessed for that benefit quarter. If a charge for the Spousal Highest Daily Lifetime 6 Plus benefit would be deducted on the same day we process a withdrawal request, the charge will be deducted first, then the withdrawal will be processed. The withdrawal could cause the Account Value to fall below the Account Value Floor. While the deduction of the charge (other than the final charge) may not reduce the Account Value to zero, withdrawals may reduce the Account Value to zero. If this happens and the Annual Income Amount is greater than zero, we will make payments under the benefit and the Death Benefit (described above) will not be payable.
Election of and Designations under the Benefit
Spousal Highest Daily Lifetime 6 Plus can only be elected based on two designated lives. Designated lives must be natural persons who are each other’s spouses at the time of election of the benefit. Currently, Spousal Highest Daily Lifetime 6 Plus only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

▪
One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner’s spouse. The youngest Owner/Annuitant and the beneficiary must be at least 50 years old and the oldest must be at least 55 years old at the time of election; or

▪
Co-Annuity Owners, where the Owners are each other’s spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. The youngest Owner must be at least 50 years old and the oldest owner must be at least 55 years old at the time of election; or

▪
One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. The youngest of the Annuitant and the Contingent Annuitant must be at least 50 years old and the oldest must be at least 55 years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:

(a)	if one Owner dies and the surviving spousal Owner assumes the Annuity, or

(b)
if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary designations under this benefit. If the Designated Lives divorce, however, the Spousal Highest Daily Lifetime 6 Plus benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new designated life upon re-marriage. Our current administrative procedure is to treat the division of an Annuity as a withdrawal from the existing Annuity. The non-owner spouse may then decide whether he or she wishes to use the withdrawn funds to purchase a new Annuity, subject to the rules that are current at the time of purchase.

Spousal Highest Daily Lifetime 6 Plus can be elected at the time that you purchase your Annuity or after the Issue Date, subject to availability, and our eligibility rules and restrictions. If you elect Spousal Highest Daily Lifetime 6 Plus and terminate it, you can re-elect it, subject to our current rules and availability. Additionally, if you currently own an Annuity with a living benefit that is terminable, you may terminate your existing benefit rider and elect any available benefits subject to our current rules. See “Termination of Existing Benefits and Election of New Benefits” in the prospectus for information pertaining to elections, termination and re-election of benefits. Please note that if you terminate a living benefit and elect a new living benefit, you lose the guarantees that you had accumulated under your existing benefit and we will base any guarantees under the new benefit on your Account Value as of the date the new benefit becomes active. You and your financial professional should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you. We reserve the right to waive, change and/or further limit the election frequency in the future.
Termination of the Benefit
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election may apply. The benefit automatically terminates: (i) if upon the death of the

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first designated life, the surviving designated life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first designated life), (ii) upon the death of the second designated life (except as may be needed to pay the Death Benefit associated with this benefit), (iii) upon your termination of the benefit, (iv) upon your surrender of the Annuity, (v) upon your election to begin receiving annuity payments (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount), (vi) if both the Account Value and Annual Income Amount equal zero, or (vii) if you cease to meet our requirements as described in “Election of and Designations under the Benefit”.
Upon termination of Spousal Highest Daily Lifetime 6 Plus other than upon death of a designated life or annuitization, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. This final charge will be deducted even if it results in the Account Value falling below the Account Value Floor. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the Permitted Sub-accounts, and (ii) unless you are participating in an asset allocation program, or Automatic Rebalancing Program for which we are providing administrative support, transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, pro rata (i.e. in the same proportion as the current balances in your variable investment options). If prior to the transfer from the AST Investment Grade Bond Sub-account the Account Value in the variable investment options is zero, we will transfer such amounts according to your most recent allocation instructions.
How Spousal Highest Daily Lifetime 6 Plus Transfers Account Value between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account. See “How Highest Daily Lifetime 6 Plus Transfers Account Value Between Your Permitted Sub-accounts and the AST Investment Grade Bond Sub-account” above for information regarding this component of the benefit.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the required minimum distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2 (72 for those who would have reached age 70 ½ after 2019). For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner’s lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity are greater than such amounts.
As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in Spousal Highest Daily Lifetime 6 Plus through a nonqualified annuity, as with all withdrawals, once all purchase payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
If you take a partial withdrawal to satisfy RMD and designate that withdrawal as a Non-Lifetime Withdrawal, please note all Non-lifetime Withdrawal provisions will apply.

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DEATH BENEFIT
WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
Each Annuity provides a Death Benefit during its accumulation period. If an Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant’s death, if there is no Contingent Annuitant. Generally, if a Contingent Annuitant was designated before the Annuitant’s death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid at that time. The person upon whose death the Death Benefit is paid is referred to below as the “decedent.”
BASIC DEATH BENEFIT
Each Annuity provides a basic Death Benefit at no additional charge. The Insurance Charge we deduct daily from your Account Value allocated to the Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit guarantee under an Annuity. Each Annuity also offers two different optional Death Benefits that can be purchased for an additional charge. The additional charge is deducted to compensate Prudential Annuities for providing increased insurance protection under the optional Death Benefits. Notwithstanding the additional protection provided under the optional Death Benefits, the additional cost has the impact of reducing the net performance of the investment options. In addition, with respect to Optimum Plus, under certain circumstances, your Death Benefit may be reduced by the amount of any Credits we applied to your purchase payments. (See “How are Credits Applied to My Account Value”.) Also, no basic Death Benefit will be paid if your Annuity terminates because your Account Value reaches zero (which can happen if, for example, you are taking withdrawals under an optional living benefit).
Considerations for Contingent Annuitants: We may allow the naming of a contingent annuitant when a Nonqualified Annuity contract is held by a pension plan or a tax favored retirement plan. In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity contract continues after the death of the Annuitant. In some of our Annuities we allow for the naming of a co-annuitant, which also is used to mean the successor annuitant (and not another life used for measuring the duration of an annuity payment option). Like in the case of a contingent annuitant, the Annuity may no longer qualify for tax deferral where the contract continues after the death of the Annuitant. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity contract is held by an entity subject to Section 72(u) of the Code as such Annuity does not receive tax deferral benefits.
For Optimum, Optimum Four and Optimum Plus Annuities, the existing basic Death Benefit (for all decedent ages) is the greater of:

▪	The sum of all purchase payments (not including any Credits) less the sum of all proportional withdrawals and

▪
The sum of your Account Value in the Sub-accounts, the Benefit Fixed Rate Account and your Interim Value in the MVA Fixed Allocations (less the amount of any Credits applied within 12-months prior to the date of death, with respect to Optimum Plus, if allowed by applicable State law).

“Proportional withdrawals” are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.
OPTIONAL DEATH BENEFITS
Two optional Death Benefits are offered for purchase with your Annuity to provide an enhanced level of protection for your beneficiaries. No optional Death Benefit is available if your Annuity is held as a Beneficiary Annuity. We reserve the right to cease offering any optional death benefit.
Currently, these benefits are only offered in those jurisdictions where we have received regulatory approval and must be elected at the time that you purchase your Annuity. We may, at a later date, allow existing Annuity Owners to purchase an optional Death Benefit subject to our rules and any changes or restrictions in the benefits. Certain terms and conditions may differ between jurisdictions once approved and if you purchase your Annuity as part of an exchange, replacement or transfer, in whole or in part, from any other Annuity we issue. The “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit may only be elected individually, and cannot be elected in combination with any other optional Death Benefit. If you elect Spousal Lifetime Five, Spousal Highest Daily Lifetime Seven, or Spousal Highest Daily Lifetime 7 Plus or the BIO feature of Highest Daily Lifetime Seven or Highest Daily Lifetime 7 Plus, you are not permitted to elect an optional Death Benefit. With respect to Optimum Plus, under certain circumstances, each Optional Death Benefit that you elect may be reduced by the amount of Credits applied to your Purchase Payments.
Investment Restrictions may apply if you elect certain optional death benefits.
Enhanced Beneficiary Protection Optional Death Benefit
The Enhanced Beneficiary Protection Optional Death Benefit is no longer available for new elections. It provides additional amounts to your Beneficiary that may be used to offset federal and state taxes payable on any taxable gains in your Annuity at the time of your death. Whether this benefit is appropriate for you may depend on your particular circumstances, including other financial resources that may be available

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to your Beneficiary to pay taxes on your Annuity should you die during the accumulation period. No benefit is payable if death occurs on or after the Annuity Date.
The Enhanced Beneficiary Protection Optional Death Benefit provided a benefit payable in addition to the basic Death Benefit and certain other optional death benefits you may elect in conjunction with this benefit. If the Annuity has one Owner, the Owner had to be age 75 or less at the time the benefit is purchased. If an Annuity has joint Owners, the oldest Owner had to be age 75 or less. If an Annuity is owned by an entity, the Annuitant had to be age 75 or less.
Calculation Of Enhanced Beneficiary Protection Optional Death Benefit
If you purchase the Enhanced Beneficiary Protection Optional Death Benefit, the Death Benefit is calculated as follows:

1.	the basic Death Benefit described above;
PLUS

2.	40% of your “Growth” under an Annuity, as defined below.
“Growth” means the sum of your Account Value in the Sub-accounts and your Interim Value in the MVA Fixed Allocations, minus the total of all Purchase Payments (less the amount of any Credits applied within 12-months prior to the date of death, with respect to Optimum Plus) reduced by the sum of all proportional withdrawals.
“Proportional withdrawals” are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in purchase payments.
The Enhanced Beneficiary Protection Optional Death Benefit is subject to a maximum of 100% of all purchase payments applied to an Annuity at least 12 months prior to the death of the decedent that triggers the payment of the Death Benefit.
The Enhanced Beneficiary Protection Optional Death Benefit was offered in those jurisdictions where we received regulatory approval. Certain terms and conditions may differ between jurisdictions once approved. Please refer to the section entitled “Tax Considerations” for a discussion of special tax considerations for purchasers of this benefit. The Enhanced Beneficiary Protection Death Benefit was not available if you elect the “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit or the Spousal Lifetime Five Income Benefit, Spousal Highest Daily Lifetime Seven or Highest Daily Lifetime Seven with BIO.
See Appendix B for examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated.
Highest Anniversary Value Death Benefit (“HAV”)
If an Annuity has one Owner, the Owner must be age 79 or less at the time the Highest Anniversary Value Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If an Annuity is owned by an entity, the Annuitant must be age 79 or less. Certain of the Portfolios offered as Sub-accounts under the Annuity are not available if you elect the Highest Anniversary Value Death Benefit. In addition, we reserve the right to require you to use certain asset allocation model(s) if you elect this death benefit.
Calculation of Highest Anniversary Value Death Benefit
The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.
If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the basic Death Benefit described above; and

2.	the Highest Anniversary Value as of the Owner’s date of death.
If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the basic Death Benefit described above; and

2.
the Highest Anniversary Value on the Death Benefit Target Date plus the sum of all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of Optimum Plus or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount determined by this calculation is increased by any purchase payments received after the Owner’s date of death and decreased by any proportional withdrawals since such date.
The Highest Anniversary Value Death Benefit described above is currently being offered in those jurisdictions where we have received regulatory approval. Certain terms and conditions may differ between jurisdictions once approved. The Highest Anniversary Value Death Benefit is not available if you have elected “Combination 5% Roll-up and Highest Anniversary Value”

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or the “Highest Daily Value” Death Benefit. It is also not available with Spousal Lifetime Five, Spousal Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime 7 Plus.
Please refer to the definition of Death Benefit Target Date below. This death benefit may not be an appropriate feature where the Owner’s age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer contract anniversaries before the death benefit target date is reached. The death benefit target date under this death benefit is earlier than the death benefit target date under the Combination 5% Roll-up and Highest Anniversary Value Death Benefit for Owners who are age 76 or older when an Annuity is issued, which may result in a lower value on the death benefit, since there will be fewer contract anniversaries before the death benefit target date is reached.
See Appendix B for examples of how the Highest Anniversary Value Death Benefit is calculated.
Combination 5% Roll-up and Highest Anniversary Value Death Benefit
If an Annuity has one Owner, the Owner must be age 79 or less at the time the Combination 5% Roll-up and HAV Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If the Annuity is owned by an entity, the Annuitant must be age 79 or less.
Certain Portfolios offered as Sub-accounts under an Annuity are not available if you elect the Combination 5% Roll-up and HAV Death Benefit. If you elect this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s). In addition, we reserve the right to require you to use certain asset allocation model(s) if you elect this Death Benefit.
Calculation of the Combination 5% Roll-up and Highest Anniversary Value Death Benefit
The Combination 5% Roll-up and HAV Death Benefit equals the greatest of:

1.	the basic Death Benefit described above; and

2.	the Highest Anniversary Value Death Benefit described above; and

3.	5% Roll-up described below.

The	calculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.
If the Owner dies before the Death Benefit Target Date the 5% Roll up is equal to:

▪
all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of Optimum Plus or as otherwise provided for under applicable State law) increasing at an annual effective interest rate of 5% starting on the date that each Purchase Payment is made and ending on the Owner’s date of death;

MINUS

▪
the sum of all withdrawals, dollar for dollar up to 5% of the Roll-up value as of the prior contract anniversary (or Issue Date if the withdrawal is in the first contract year). Any withdrawals in excess of the 5% dollar for dollar limit are proportional.

If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:

▪
the 5% Roll-up value as of the Death Benefit Target Date increased by total purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to date of death in the case of Optimum Plus) made after the Death Benefit Target Date;

MINUS

▪	the sum of all withdrawals which reduce the 5% Roll-up proportionally.
In the case of Optimum Plus, as indicated, the amounts calculated in Items 1, 2 and 3 above (before, on or after the Death Benefit Target Date) may be reduced by any Credits under certain circumstances if allowed under applicable State law. Please refer to the definitions of Death Benefit Target Date below. This Death Benefit may not be an appropriate feature where the Owner’s age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer Annuity anniversaries before the Death Benefit Target Date is reached.
The “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit described above is currently being offered in those jurisdictions where we have received regulatory approval. The “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit is not available if you elect any other optional Death Benefit or elect Spousal Lifetime Five, Spousal Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime 7 Plus or any benefit with BIO.
See Appendix B for examples of how the “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit is calculated.

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Key Terms Used with the Highest Anniversary Value Death Benefit and the Combination 5% Roll-up and Highest Anniversary Value Death Benefit:

▪
The Death Benefit Target Date for the Highest Anniversary Value Death Benefit is the contract anniversary on or after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned.

▪
The Death Benefit Target Date for the Combination 5% Roll-up and HAV Death Benefit is the later of the contract anniversary on or after the 80th birthday of the current Owner, the oldest of either joint Owner or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

▪
The Highest Anniversary Value equals the highest of all previous “Anniversary Values” less proportional withdrawals since such anniversary and plus any Purchase Payments (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of Optimum Plus or as otherwise provided for under applicable State law) since such anniversary.

▪
The Anniversary Value is the Account Value in the Sub-accounts plus the Interim Value in any MVA Fixed Allocations as of each anniversary of the Issue Date of an Annuity. The Anniversary Value on the Issue Date is equal to your purchase payment. (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of Optimum Plus or as otherwise provided for under applicable State law).

▪
Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Anniversary Value or 5% Roll-up value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value or 5% Roll-up value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Anniversary Value ($ 125,000) by 10% or $12,500.

Highest Daily® Value Death Benefit (“HDV”)
The Highest Daily Value Death Benefit is no longer available for new elections. If an Annuity has one Owner, the Owner must have been age 79 or less at the time the Highest Daily Value Death Benefit was elected. If an Annuity has joint Owners, the older Owner must have been age 79 or less. If there are joint Owners, death of the Owner refers to the first to die of the joint Owners. If an Annuity is owned by an entity, the Annuitant must have been age 79 or less and death of the Owner refers to the death of the Annuitant.
If you elected this benefit, you must allocate your Account Value in accordance with the permitted and available option(s) with this benefit. You are required to enroll and maintain your Account Value in the asset allocation program if you elected this benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, the new requirement would apply only to new elections of the benefit, and we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date (see the definitions below).
If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.
the basic Death Benefit described above (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of Optimum Plus or as otherwise provided for under applicable State law); and

2.	the HDV as of the Owner’s date of death.
If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.	the basic Death Benefit described above; and

2.
the HDV on the Death Benefit Target Date plus the sum of all purchase payments (including any Credits applied to such purchase payments more than twelve (12) months prior to the date of death in the case of Optimum Plus or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount determined by this calculation is increased by any purchase payments received after the Owner’s date of death and decreased by any proportional withdrawals since such date.
The Highest Daily Value Death Benefit described above was offered in those jurisdictions where we received regulatory approval. The Highest Daily Value Death Benefit is not available if you elected the Guaranteed Return Option, Guaranteed Return Option Plus, Guaranteed Return Option Plus 2008, Highest Daily GRO, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, the Highest Daily Lifetime 7 Plus benefits, the “Combination 5% Roll-up and Highest Anniversary Value” Death Benefit, or the Highest Anniversary Value Death Benefit.

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Key Terms Used with the Highest Daily Value Death Benefit:

▪
The Death Benefit Target Date for the Highest Daily Value Death Benefit is the later of an Annuity anniversary on or after the 80th birthday of the current Owner, or the older of either the joint Owner or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.

▪
The Highest Daily Value equals the highest of all previous “Daily Values” less proportional withdrawals since such date and plus any purchase payments (plus associated Credits in the case of Optimum Plus applied more than twelve (12) months prior to the date of death or as otherwise provided for under applicable State law) since such date.

▪
The Daily Value is the Account Value as of the end of each Valuation Day. The Daily Value on the Issue Date is equal to your Purchase Payment (plus associated Credits applied more than twelve (12) months prior to the date of death in the case of Optimum Plus or as otherwise provided for under applicable State law).

▪
Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Daily Value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Daily Value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Daily Value ($125,000) by 10% or $12,500.

Please see Appendix B to this prospectus for a hypothetical example of how the HDV Death Benefit is calculated.
Annuities with Joint Owners
For Annuities with joint Owners, the Death Benefits are calculated as shown above except that the age of the oldest of the joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own your Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of your Annuity and continue the Annuity instead of receiving the Death Benefit (unless the Annuity is a Beneficiary Annuity).
Annuities Owned by Entities
For Annuities owned by an entity, the Death Benefits are calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant (or Contingent Annuitant, if applicable). Where a contract is structured so that it is owned by a grantor trust, but the annuitant is not the grantor, then the contract is required to terminate upon the death of the grantor if the grantor pre-deceases the annuitant under Section 72(s) of the Code. Under this circumstance, the contract value will be paid out to the beneficiary and it is not eligible for the death benefit provided under the contract.
Can I Terminate the Optional Death Benefits? Do the Optional Death Benefits Terminate under other Circumstances?
You can terminate the Enhanced Beneficiary Protection Death Benefit and the Highest Anniversary Value Death Benefit at any time. The “Combination 5% Roll-up and HAV Death Benefit” and the HDV Death Benefit may not be terminated once elected. The optional Death Benefits will terminate automatically on the Annuity Date. Also, if you elected one of either the Highest Anniversary Value or the Combination 5% Roll-up and HAV Death Benefits and, in addition, are taking withdrawals under a guaranteed minimum withdrawal or a lifetime guaranteed minimum withdrawal benefit, these optional Death Benefits will terminate if such withdrawals cause your Account Value to reduce to zero. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations. For jointly owned Annuities, the optional death benefits are payable upon the first death of either Owner and therefore terminate and do not continue unless the Annuity is continued by a spouse Beneficiary (see “Spousal Assumption of Annuity” below). Where an Annuity is structured so that it is owned by a grantor trust but the annuitant is not the grantor, then the Annuity is required to terminate upon the death of the grantor if the grantor pre-deceases the annuitant under Section 72(s) of the Code. Under this circumstance, the Surrender Value will be paid to the beneficiary and it is not eligible for the death benefit provided under the Annuity.
What are the Charges for the Optional Death Benefits?
For elections of the Highest Anniversary Value Death Benefit and the Combination 5% Roll-Up and HAV Death Benefit made on or after May 1, 2009, we impose a charge equal to 0.40% and 0.80%, respectively, per year of the daily net assets of the Sub-accounts. For elections of the Highest Anniversary Value Death Benefit and the Combination 5% Roll-Up and HAV Death Benefit that were made prior to May 1, 2009, we impose a charge equal to 0.25% and 0.50%, respectively, per year of the daily net assets of the Sub-accounts. We deduct a charge equal to 0.25% per year of the daily net assets of the Sub-accounts for the Enhanced Beneficiary Protection Death Benefit and 0.50% per year of the daily net assets of the Sub-accounts for the HDV Death Benefit. We deduct the charge for each of these benefits to compensate Prudential Annuities for providing increased insurance protection under the optional Death Benefits. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.
Please refer to the section entitled “Tax Considerations” for additional considerations in relation to the optional Death Benefit.

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PRUDENTIAL ANNUITIES’ ANNUITY REWARDS
What is the Annuity Rewards Benefit?
Annuity Rewards is a death benefit enhancement that Owners can elect when the original CDSC period is over. To be eligible to elect Annuity Rewards, the Account Value on the date that the Annuity Rewards benefit is effective must be greater than the amount that would be payable to the Beneficiary under the Death Benefit (including any amounts payable under any Optional Death Benefit then in effect). In addition, the effective date must occur before annuity payments begin. There can only be one effective date for the Annuity Rewards Death Benefit enhancement. There is no additional charge for electing the Annuity Rewards Death Benefit enhancement.
Annuity Rewards offers Owners the ability to lock in an amount equal to the Account Value in the Sub-accounts plus the MVA Fixed Allocations (without the effect of any MVA) as an enhancement to their current basic Death Benefit, so their beneficiaries will not receive less than an Annuity’s value as of the effective date of the benefit. Under the Annuity Rewards Benefit, Prudential Annuities guarantees that the Death Benefit will not be less than:

▪	your Account Value in the Sub-accounts plus the Interim Value in any MVA Fixed Allocations as of the effective date of the benefit

▪	MINUS any proportional withdrawals following the effective date of the benefit

▪	PLUS any additional purchase payments applied to your Annuity following the effective date of the benefit.
The Annuity Rewards Death Benefit enhancement does not affect the calculation of the basic Death Benefit or any Optional Death Benefits available under an Annuity. If the Death Benefit amount payable under your Annuity’s basic Death Benefit or any Optional Death Benefits you purchase is greater than the enhanced Death Benefit under the Annuity Rewards Benefit on the date the Death Benefit is calculated, your beneficiary will receive the greater amount. Annuity Rewards is not available if your Annuity is held as a Beneficiary Annuity.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options – Annuities owned by Individuals (not associated with Tax-Favored Plans)
Except in the case of a spousal assumption as described below, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity.
If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
In the event of your death before the Annuity Date, the Death Benefit must be distributed:

▪	within five (5) years of the date of death (the “5 Year Deadline”); or

▪
as a series of payments not extending beyond the life expectancy of the beneficiary or over the life of the beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

Unless you have made an election prior to Death Benefit proceeds becoming due, a beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled “Beneficiary Continuation Option,” as a series of required distributions.
If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed:

▪	as a lump sum payment; or

▪
Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled “Beneficiary Continuation Option,” as a series of required distributions.

Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options.
Alternative Death Benefit Payment Options – Annuities held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when an Annuity is used as an IRA, 403(b) or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, 403(b) or other “qualified investment”, the designated Beneficiary may generally elect to continue the Annuity and receive Required Minimum Distributions under the Annuity instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse.

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For deaths occurring after 2019, H.R. 1865, the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)), impacts defined contribution plans and IRA balances death benefits paid starting in 2020. if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).

•
If you die after a designated Beneficiary has been named, the death benefit must be fully distributed by December 31st of the year including the ten year anniversary of the date of death (the “Qualified Ten-Year Deadline”) with the exception of “eligible designated beneficiaries.” ”Eligible designated beneficiaries” may elect periodic payments not extending beyond the life expectancy of the eligible designated Beneficiary (provided such payments begin by December 31st of the year following the year of death). Eligible designated beneficiaries generally include any designated beneficiary who is your surviving spouse, your child who has not reached majority, disabled and chronically ill beneficiaries (as specified by the Code) and any beneficiary who is not more than 10 years younger than you. In the case of a child who has not attained the age of majority, the Qualified Ten Year Deadline would apply as of the date the child attains the age of majority. The determination of whether a designated beneficiary is an eligible designated beneficiary shall be made as of the date of your death.

•
If the eligible designated Beneficiary does not begin installments by December 31st of the year following the year of death, then we require that the Beneficiary take the Death Benefit by the Qualified Ten-Year Deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached age 70 ½ (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain 70 ½ after such date), whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner.

•
If you die before a designated Beneficiary is named, the Death Benefit must be paid out by the Qualified Five-Year Deadline For Annuities. Where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into Separate Accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.

A Beneficiary has the flexibility to take out more each year than mandated under the Required Minimum Distribution rules. Until withdrawn, amounts in an IRA, 403(b) or other “qualified investment” continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Required Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the Death Benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.
If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
The tax consequences to the Beneficiary may vary among the different Death Benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax adviser.
Beneficiary Continuation Option
Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled “Payment of Death Benefits” and “Alternative Death Benefit Payment Options – Annuities Held by Tax-Favored Plans.” This “Beneficiary Continuation Option” is described below and is available for both qualified Annuities (i.e. annuities sold to an IRA, Roth IRA, SEP IRA, or 403(b)), Beneficiary Annuities and nonqualified Annuities.
Under the Beneficiary Continuation Option:

▪	The beneficiary must apply at least $15,000 to the Beneficiary Continuation Option. Thus, the death benefit must be at least $15,000.

▪	The Owner’s Annuity will be continued in the Owner’s name, for the benefit of the beneficiary.

▪
Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the assets allocated to the Sub-accounts. For nonqualified Annuities the charge is 1.00% per year, and for qualified Annuities the charge is 1.40% per year.

▪
Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Account Value. For nonqualified annuities, the fee will only apply if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

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▪
The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if the beneficiary had taken a lump sum distribution.

▪	The available Sub-accounts will be among those available to the Owner at the time of death, however certain Sub-Accounts may not be available.

▪	The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.

▪
No Fixed Allocations or fixed interest rate options will be offered for the nonqualified Beneficiary Continuation Options. However, for qualified Annuities, the Fixed Allocations will be those offered at the time the Beneficiary Continuation Option is elected.

▪	No additional purchase payments can be applied to the Annuity.

▪	The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.

▪
The beneficiary can request a withdrawal of all or a portion of the Account Value at any time, unless the Beneficiary Continuation Option was the payout predetermined by the Owner and the Owner restricted the beneficiary’s withdrawal rights.

▪	Withdrawals are not subject to CDSC.

▪
Upon the death of the beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the beneficiary (successor), unless the successor chooses to continue receiving payments.

▪
If the beneficiary elects to receive the death benefit proceeds under the Beneficiary Continuation Option, we must receive the election in good order at least 14 days prior to the first required distribution. If, for any reason, the election impedes our ability to complete the first distribution by the required date, we will be unable to accept the election.

Currently only Investment Options corresponding to Portfolios of the Advanced Series Trust are available under the Beneficiary Continuation Option.
In addition to the materials referenced above, the Beneficiary will be provided with a prospectus and a settlement agreement describing the Beneficiary Continuation Option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in the Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.
Spousal Assumption of Annuity
You may name your spouse as your beneficiary. If you and your spouse own your Annuity jointly, we assume that the sole primary beneficiary will be the surviving spouse unless you designate a different Beneficiary. Unless you designate a different Beneficiary or the Annuity is held as a Beneficiary Annuity, the spouse Beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. Any Death Benefit (including any optional Death Benefits) that would have been payable to the Beneficiary will become the new Account Value as of the date we receive due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional purchase payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional purchase payments.
A surviving spouse’s ability to continue ownership of the Annuity may be impacted by the Defense of Marriage Act (see “Managing Your Annuity – Spousal Designations”). Please consult your tax or legal adviser for more information about such impact in your state.
See the section entitled “Managing Your Annuity – Spousal Designations” and “Contingent Annuitant” for a discussion of the treatment of a spousal Contingent Annuitant in the case of the death of the Annuitant in an Annuity owned by a Custodial Account.
Are there any Exceptions to these Rules for Paying the Death Benefit?
Yes, there are exceptions that apply no matter how your Death Benefit is calculated. There are exceptions to the Death Benefit if the decedent was not the Owner or Annuitant as of the Issue Date (or within 60 days thereafter) and did not become the Owner or Annuitant due to the prior Owner’s or Annuitant’s death. Any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period from the date he or she first became Owner or Annuitant but any applicable charge will continue to apply. After the two-year suspension period is completed, the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.
When do you determine the Death Benefit?
We determine the amount of the Death Benefit as of the date we receive “due proof of death” (and in certain limited circumstances as of the date of death), any instructions we require to determine the method of payment and any other written representations we require to determine the proper payment of the Death Benefit. “Due proof of death” may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death. Upon our receipt of “due proof of death” we automatically

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transfer the Death Benefit to the AST Government Money Market Sub-account until we further determine the universe of eligible Beneficiaries. Once the universe of eligible Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to an eligible annuity payment option.
Each Beneficiary must make an election as to the method they wish to receive their portion of the Death Benefit. Absent an election of a Death Benefit payment method, no Death Benefit can be paid to the Beneficiary. We may require written acknowledgment of all named Beneficiaries before we can pay the Death Benefit. During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be impacted by the Insurance Charge and may be subject to market fluctuations.
EXCEPTIONS TO AMOUNT OF DEATH BENEFIT
There are certain exceptions to the amount of the Death Benefit.
Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the Account Value on the date we receive Due Proof of Death (i.e., we would not pay the minimum Death Benefit or any Optional Death Benefit).
Death Benefit Suspension Period. You should be aware that there is a Death Benefit suspension period (unless prohibited by applicable law). If the decedent was not the Owner or Annuitant as of the Issue Date, (or within 60 days thereafter), and did not become the Owner or Annuitant due to the prior Owner’s or Annuitant’s death, any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period as to that person from the date he or she first became Owner or Annuitant. While the two year suspension is in effect, any applicable charge will continue to apply but the Death Benefit amount will equal the Account Value plus the Interim Value in the MVA Fixed Allocations, less (if allowed by applicable state law) any Purchase Credits (for Optimum Plus) granted during the period beginning 12 months prior to decedent’s date of death and ending on the date we receive Due Proof of death. Thus, if you had elected an Optional Death Benefit, and the suspension were in effect, you would be paying the fee for the Optional Death Benefit even though during the suspension period your Death Benefit would have been limited to the Account Value plus the Interim Value in the MVA Fixed Allocations. After the two year suspension period is completed, the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner and Annuitant that are allowable.
Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.

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VALUING YOUR INVESTMENT
HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation period, your Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Allocation. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Allocation. For Annuities with a Highest Daily Lifetime Five election, Account Value also includes the value of any allocation to the Benefit Fixed Rate Account. See the “Living Benefits – Highest Daily Lifetime Five” section of the Prospectus for a description of the Benefit Fixed Rate Account. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. With respect to Optimum and Optimum Four, the Account Value includes any Loyalty Credit we apply. With respect to Optimum Plus, the Account Value includes any Credits we applied to your Purchase Payments which we are entitled to take back under certain circumstances. When determining the Account Value on a day more than 30 days prior to an MVA Fixed Allocation’s Maturity Date, the Account Value may include any Market Value Adjustment that would apply to an MVA Fixed Allocation (if withdrawn or transferred) on that day.
WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is defined under “Glossary of Terms” above.
HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you allocate Account Value to a Sub-account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, the Distribution Charge (if applicable), and if you elected one or more optional benefits whose annual charge is deducted daily, the additional charge made for such benefits. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge, any Distribution Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity. See the section entitled “What Happens to My Units When There is a Change in Daily Asset-Based Charges?” for a detailed discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.
Each Valuation Day, we determine the price for a Unit of each Sub-account, called the “Unit Price.” The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.
Example
Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79 and the Unit Price of the new Sub-account is $17.83. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.
HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee Period, we use the concept of an Interim Value. The Interim Value can be calculated on any day and is equal to the initial value allocated to an MVA Fixed Allocation plus all interest credited to an MVA Fixed Allocation as of the date calculated. The Interim Value does not include the impact of any Market Value Adjustment. If you made any transfers or withdrawals from an MVA Fixed Allocation, the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were withdrawn. To determine the Account Value of an MVA Fixed Allocation on any day more than 30 days prior to its Maturity Date, we multiply the Account Value of the MVA Fixed Allocation times the Market Value Adjustment factor.
WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
Prudential Annuities is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. Eastern Time). Generally, financial transactions requested before the close of the NYSE which meet our requirements will be processed according to the value next determined following the close of business. Financial transactions requested on a non-Valuation Day or after the close of the NYSE will be processed based on the value next computed on the next Valuation Day.
There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request. We will not process any financial transactions involving purchase or redemption orders on days the NYSE is closed.
Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

▪	trading on the NYSE is restricted;

▪	an emergency as determined by the SEC, exists making redemption or valuation of securities held in the separate account impractical; or

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▪	the SEC, by order, permits the suspension or postponement for the protection of security holders.
Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive all of our requirements at our office to issue an Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment (and any associated Credits with respect to Optimum Plus) and issue an Annuity within two (2) Valuation Days. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our separate account, we may hold the amount temporarily in our general account and may earn interest on such amount. You will not be credited with interest during that period.
As permitted by applicable law, the broker-dealer firm through which you purchase your Annuity may forward your initial Purchase Payment to us prior to approval of your purchase by a registered principal of the firm. These arrangements are subject to a number of regulatory requirements, including that customer funds will be deposited in a segregated bank account and held by the insurer until such time that the insurer is notified of the firm’s principal approval and is provided with the application, or is notified of the firm principal’s rejection. In addition, the insurer must promptly return the customer’s funds at the customer’s request prior to the firm’s principal approval or upon the firm’s rejection of the application. The monies held in the bank account will be held in a suspense account within our general account and we may earn interest on amounts held in that suspense account. Contract owners will not be credited with any interest earned on amounts held in that suspense account. Neither will the amounts be reduced nor increased due to Sub-account fluctuations during that period. The monies in such suspense account may be subject to our general creditors.
Additional Purchase Payments: We will apply any additional Purchase Payments (and any associated Credit with respect to Optimum Plus) on the Valuation Day that we receive the Purchase Payment at our office with satisfactory allocation instructions in Good Order. We may limit, restrict, suspend or reject any additional purchase payments at any time, on a non-discriminatory basis. Please see “Living Benefits” for further information on additional purchase payments.
Scheduled Transactions: Scheduled transactions include transfers made in connection with dollar cost averaging, the asset allocation program, automatic rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t)/72(q) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.
In addition, if: you are taking your Annual Income Amount through our systematic withdrawal program; and the scheduled day is not a Valuation Day; and the next Valuation Day will occur in a new contract year, the transaction will be processed and valued on the prior Valuation Day.
Unscheduled Transactions: “Unscheduled” transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner’s signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the financial professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in good order, and will process the transaction in accordance with the discussion in “When Do You Process And Value Transactions?”
Medically-Related Surrenders & Death Benefits: Medically-Related Surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.
We are generally required by law to pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in good order.
WHAT HAPPENS TO MY UNITS WHEN THERE IS A CHANGE IN DAILY ASSET-BASED CHARGES?
Distribution Charge Applicable to Optimum and Optimum Plus: At the end of the Period during which the Distribution Charge applies, your Annuity will become subject to a lower daily asset-based charge. We will process a transaction where your Account Value allocated to the Sub-accounts will be used to purchase new Units of the same Sub-accounts that reflect the Insurance Charge (and the charge for any optional benefits you have elected) but not the Distribution Charge. The number of Units attributed to your Annuity will be decreased and the Unit Price of each unit of the Sub-accounts in which you invested will be increased. The adjustment in the number of Units and Unit Price will not affect your Account Value at the time that the transaction is processed. However, beginning on that date, your Account Value will be determined based on the change in the value of Units that reflect the Insurance Charge and any other optional benefits that you have elected.
Termination of Optional Benefits: Except for the Guaranteed Minimum Income Benefit, generally the “Combination 5% Roll-up and Highest Anniversary Value Death Benefit” and the Highest Daily Value Death Benefit, which cannot be terminated by the owner once elected, if any optional

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benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different daily asset-based charge. This change may result in the number of Units attributed to your Annuity and the value of those Units being different than it was before the change; however, the adjustment in the number of Units and Unit Price will not affect your Account Value (although the change in charges that are deducted will affect your Account Value).

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TAX CONSIDERATIONS
The tax considerations associated with an Annuity vary depending on whether the Annuity is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of Annuities below. The discussion is general in nature and describes only federal income tax law (not state, local, foreign or other federal tax laws). It is based on current law and interpretations which may change. The information provided is not intended as tax advice. The federal income tax treatment of the Annuity is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances.
Generally, the cost basis in an Annuity is the amount you pay into your Annuity, or into an annuity exchanged for your Annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for tax-favored retirement plans, which is the responsibility of the Owner.
On advisory products, you may establish an advisory fee deduction program for a qualified or non-qualified Annuity with no living benefit such that charges for investment advisory fees are not taxable to the Annuity Owner.  Please note that there are additional requirements that must be satisfied in order for investment advisory fee charges paid from a non-qualified Annuity to be treated as not taxable.  Advisory fee deduction programs are not permitted if the Annuity is commission based or has a living benefit. Charges for investment advisory fees that are taken from a qualified or non-qualified Annuity with a living benefit are treated as a partial withdrawal from the Annuity and will be tax reported as such to the Annuity Owner.
The discussion below generally assumes that the Annuity is issued to the Annuity Owner. For Annuities issued under the Beneficiary Continuation Option or as a Beneficiary Annuity, refer to the Taxes Payable by Beneficiaries for a Nonqualified Annuity and Required Distributions Upon Your Death for Qualified Annuities sections below.
NONQUALIFIED ANNUITIES
In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.
Taxes Payable by You
We believe the Annuity is an Annuity for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the Annuity. Generally, an Annuity issued by the same company (and affiliates) to you during the same calendar year must be treated as one Annuity for purposes of determining the amount subject to tax under the rules described below. We treat advisory fee payments as an expense of the Annuity and not a taxable distribution if your non-qualified Annuity satisfies the requirements of a Private Letter Ruling issued to Prudential Annuities Life Assurance Corporation by the Internal Revenue Services (“IRS”). In accordance with the PLR, advisory fee payments from your non-qualified Annuity are treated as an expense as long as your advisor attests to Prudential that the PLR requirements have been met, including that the advisory fees will not exceed 1.5% of the Annuity’s cash value and the Annuity only pays the advisor for fees related to investment advice and no other services. The PLR does not generally allow such favorable tax treatment of advisory fee payments where a commission is also paid on the Annuity.
It is possible that the IRS could assert that some or all of the charges for the optional living or death benefits under the Annuity should be treated for federal income tax purposes as a partial withdrawal from the Annuity. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable income to the extent there are earnings in the Annuity. Additionally, for Owners under age 59½, the taxable income attributable to the charge for the benefit could be subject to an additional tax. If the IRS determines that the charges for one or more benefits under the Annuity are taxable withdrawals, then the sole or surviving Owner will be provided with a notice from us describing available alternatives regarding these benefits.
Taxes on Withdrawals and Surrender Before Annuity Payments Begin
If you make a withdrawal from your Annuity or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of cost basis, until all gain has been withdrawn. At any time there is no gain in your Annuity, payments will be treated as a nontaxable return of cost basis until all cost basis has been returned. After all cost basis is returned, all subsequent amounts will be taxed as ordinary income. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.
You will generally be taxed on any withdrawals from the Annuity while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your Annuity as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If the entire Account Value is assigned or pledged, subsequent increases in the Account Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The cost basis is increased by the amount includible in income with respect to such assignment or pledge. If you transfer your Annuity for less than full consideration, such as by gift, you will also trigger tax on any gain in the Annuity. This rule does not apply if you transfer the Annuity to your spouse or under most circumstances if you transfer the Annuity incident to divorce.

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If you choose to receive payments under an interest payment option, or a Beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the Annuity to income tax.
Taxes on Annuity Payments
If you select an annuity payment option as described in the Access to Account Value section earlier in this prospectus, a portion of each annuity payment you receive will be treated as a partial return of your cost basis and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your cost basis (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Annuity. After the full amount of your cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the Annuitant before the full amount of your cost basis has been recovered, a tax deduction may be allowed for the unrecovered amount. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed cost basis in the Annuity and the total value of the anticipated future payments until such time as all cost basis has been recovered.
Maximum Annuity Date
You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer make Purchase Payments, surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Please refer to your Annuity contract for the maximum Annuity Date.
Partial Annuitization
Individuals may partially annuitize their Nonqualified Annuity if the contract so permits. The tax law allows for a portion of a nonqualified Annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the Annuity is treated as a separate Annuity for purposes of determining taxability of the payments under Section 72 of the Code. We do not currently permit partial annuitization.
Medicare Tax on Net Investment Income
The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly or qualifying widow(er) with dependent child, $125,000 for married taxpayers filing separately, $200,000 for all others, and approximately $12,750 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the Annuity will be considered investment income for purposes of this surtax.
10% Additional Tax for Early Withdrawal from a Nonqualified Annuity
You may owe a 10% additional tax on the taxable part of distributions received from your Nonqualified Annuity before you attain age 59½. Amounts are not subject to this additional tax if:

•	the amount is paid on or after you reach age 59½;

•	the amount is paid on or after the death of you (or the death of the Annuitant when the owner is not an individual);

•	the amount received is attributable to your becoming disabled (as defined in the Code);

•
generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59½ or five years and modification of payments during that time period will result in retroactive application of the 10% additional tax); or

•
the amount received is paid under an immediate Annuity (within the meaning of the Code) and the annuity start date is no more than one year from the date of purchase (the first monthly annuity payment being required to be paid within 13 months).

Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Special Rules in Relation to Tax-free Exchanges Under Section 1035
Section 1035 of the Code permits certain tax-free exchanges of a life insurance contract, Annuity or endowment contract for an Annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. Partial exchanges may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% additional tax on pre-age 59½ withdrawals. In Revenue Procedure 2011-38, the IRS indicated that, for partial exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial Annuity or receiving Annuity within 180 days of the date on which the partial exchange was completed (other than an amount received as an annuity for a period of 10 years or more or during one or more lives), the IRS may not treat the transaction, as

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a tax-free Section 1035 exchange. The IRS will apply general tax rules to determine the substance and treatment of the transaction in such cases. We strongly urge you to discuss any partial exchange transaction of this type with your tax adviser before proceeding with the transaction.
If an Annuity is purchased through a tax-free exchange of a life insurance contract, Annuity or endowment contract that was purchased prior to August 14, 1982, then any Purchase Payments made to the original contract prior to August 14, 1982 will be treated as made to the new Annuity prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a return of cost basis first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% additional tax.
After you elect an Annuity Payout Option, we do not allow you to exchange your Annuity.
Taxes Payable by Beneficiaries for a Nonqualified Annuity
If an Owner dies before the Annuity Date, the Death Benefit distributions are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:

•	As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.

•
Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted.

•
Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.

After the Annuity Date, if a period certain remains under the annuity option and the Annuitant dies before the end of that period, any remaining payments made to the Beneficiary will be fully excluded from income until the remaining investment in the contract is recovered and all annuity payments thereafter are fully includible in income. If we allow the Beneficiary to commute the remaining payments in a lump sum, the proceeds will be taxable as a surrender.
Considerations for Contingent Annuitants: We may allow the naming of a contingent Annuitant when a Nonqualified Annuity is held by a pension plan or a tax favored retirement plan, or held by a Custodial Account (as defined earlier in this prospectus). In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity is held by an entity owner when such Annuities do not qualify for tax deferral under the current tax law. This does not supersede any benefit language which may restrict the use of the contingent annuitant.
Reporting and Withholding on Distributions
Amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and you request a payment be delivered outside the United States, we are required to withhold income tax.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.
Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.
Entity Owners
Where an Annuity is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), increases in the value of the Annuity over its cost basis will be subject to tax annually.
Where an Annuity is issued to a Charitable Remainder Trust (CRT), increases in the value of the Annuity over its cost basis will be subject to tax reporting annually. As there are charges for the optional living and death benefits described elsewhere in this prospectus, and such charges reduce

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the contract value of the Annuity, trustees of the CRT should discuss with their legal advisers whether election of such optional living or death benefits violates their fiduciary duty to the remainder beneficiary.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person, provided that all grantors of the trust are natural persons. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within five years after the date of the first grantor’s death under Section 72(s) of the Code. See the “Death Benefits” section for scenarios where a Death Benefit or Surrender Value is payable depending upon the underlying facts.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Annuity Qualification
Diversification And Investor Control. In order to qualify for the tax rules applicable to Annuities described above, the investment assets in the Sub-accounts Nonqualified Annuity must be diversified according to certain rules under the Code. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment, and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the U.S. or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the Portfolios underlying the variable Investment Options of the Annuity meet these diversification requirements.
An additional requirement for qualification for the tax treatment described above is that we, and not you as the Annuity Owner, must have sufficient control over the underlying assets to be treated as the Owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an Annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable Annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the Investment Options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your Annuity or the Investment Options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected Owners and will be made with such notice to affected Owners as is feasible under the circumstances.
Required Distributions Upon Your Death for a Nonqualified Annuity. Upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the Annuity must be distributed within five years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). If the Beneficiary does not begin installments within one year of the date of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline. Your designated Beneficiary is the person to whom benefit rights under the Annuity pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Annuity may be continued with your spouse as the Owner. For Nonqualified Annuities owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. This means that for an Annuity held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.
Changes To Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an Annuity for tax purposes. Any such changes will apply to all Annuity Owners and you will be given notice to the extent feasible under the circumstances.
QUALIFIED ANNUITIES
In general, as used in this prospectus, a Qualified Annuity is an Annuity with applicable endorsements for a tax-favored plan or a Nonqualified Annuity held by a tax-favored retirement plan.
The following is a general discussion of the tax considerations for Qualified Annuities. This Annuity may or may not be available for all types of the tax-favored retirement plans discussed below. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your financial professional prior to purchase to confirm if this Annuity is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this Annuity.
A Qualified Annuity may typically be purchased for use in connection with:

•	Individual retirement accounts and annuities (IRAs), including inherited IRAs (which we refer to as a Beneficiary IRA), which are subject to Sections 408(a) and 408(b) of the Code;

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•	Roth IRAs, including inherited Roth IRAs (which we refer to as a Beneficiary Roth IRA) under Section 408A of the Code;

•	A corporate Pension or Profit-sharing plan (subject to 401(a) of the Code);

•	H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code);

•	Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);

•	Section 457 plans (subject to 457 of the Code).
A Nonqualified Annuity may also be purchased by a 401(a) trust, a custodial IRA or a custodial Roth IRA account, or a Section 457 plan, which can hold other permissible assets. The terms and administration of the trust or custodial account or plan in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, or a Section 457 plan, as applicable, are the responsibility of the applicable trustee or custodian.
You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in Annuities. This means that when a tax favored plan invests in an Annuity, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).
Types of Tax-favored Plans
IRAs. The “IRA Disclosure Statement” and “Roth IRA Disclosure Statement” which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (the material terms are summarized in this prospectus and in those Disclosure Statements), the IRS requires that you have a “Free Look” after making an initial contribution to the Annuity. During this time, you can cancel the Annuity by notifying us in writing, and we will refund the greater of all purchase payments under the Annuity or the Account Value, less any applicable federal and state income tax withholding.
Contribution Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a “rollover” of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the later applicable due date of your federal income tax return, without extension), or as a current year contribution. In 2020 the contribution limit is $6,000. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation. The “rollover” rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally “roll over” certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule. Beginning in 2020, there is no longer an age limitation with regard to contributions to a traditional IRA as long as the earned income requirements are met.
In some circumstances, non-spouse Beneficiaries may roll over to an IRA amounts due from qualified plans, 403(b) plans, and governmental 457(b) plans. However, the rollover rules applicable to non-spouse Beneficiaries under the Code are more restrictive than the rollover rules applicable to Owner/participants and spouse Beneficiaries. Generally, non-spouse Beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. For plan years beginning after December 31, 2009, employer retirement plans are required to permit non-spouse Beneficiaries to roll over funds to an inherited IRA. An inherited IRA must be directly rolled over from the employer plan or transferred from an IRA and must be titled in the name of the deceased (i.e., John Doe deceased for the benefit of Jane Doe). No additional contributions can be made to an inherited IRA. In this prospectus, an inherited IRA is also referred to as a Beneficiary Annuity.
Required Provisions. Annuities that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

•	You, as Owner of the Annuity, must be the “Annuitant” under the contract (except in certain cases involving the division of property under a decree of divorce);

•	Your rights as Owner are non-forfeitable;

•	You cannot sell, assign or pledge the Annuity;

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The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts or amounts transferred by trustee-to-trustee transfer);

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The date on which required minimum distributions must begin cannot be later than April 1 st of the calendar year after the calendar year you turn age 70½ (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain 70 ½ after such date); and

•	Death and annuity payments must meet Required Minimum Distribution rules described below.
Usually, the full amount of any distribution from an IRA (including a distribution from this Annuity) which is not a transfer or rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding an Annuity in the Nonqualified Annuity section. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

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•	A 10% early withdrawal additional tax described below;

•	Liability for “prohibited transactions” if you, for example, borrow against the value of an IRA; or

•	Failure to take a Required Minimum Distribution, also described below.
SEPs. SEPs are a variation on a standard IRA, and Annuities issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

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If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of (a) $57,000 in 2020, or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer’s SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2020, this limit is $285,000;

•	SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

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SEPs that contain a salary reduction or “SARSEP” provision prior to 1997 may permit salary deferrals up to $19,500 in 2020 with the employer making these contributions to the SEP. However, no new “salary reduction” or “SARSEPs” can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $6,500 in 2020. These amounts are indexed for inflation. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same “Free Look” period, as you would have if you purchased the Annuity for a standard IRA.

ROTH IRAs. The “Roth IRA Disclosure Statement” contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

•	Contributions to a Roth IRA cannot be deducted from your gross income;

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“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the Owner of the IRA attains age 59½; (b) after the Owner’s death; (c) due to the Owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the Owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.

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If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA during your lifetime, and distributions are not required during the owner’s lifetime.

Subject to the minimum Purchase Payment requirements of an Annuity, you may purchase an Annuity for a Roth IRA in connection with a “rollover” of amounts of another traditional IRA, SEP, SIMPLE-IRA, employer sponsored retirement plan (under Sections 401(a) or 403(b) of the Code) or Roth IRA; or, if you meet certain income limitations, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a “rollover” of all or any part of the amount of such distribution to a Roth IRA which they establish (a "conversion"). The conversion of non-Roth accounts triggers current taxation (but is not subject to a 10% early distribution additional tax).
The Code also permits the recharacterization of amounts from a traditional IRA, SEP, or SIMPLE IRA into a Roth IRA, or from a Roth IRA to a traditional IRA. Recharacterization is accomplished through a trustee-to-trustee transfer of a contribution (or a portion of a contribution) plus earnings, between different types of IRAs. A properly recharacterized contribution is treated as a contribution made to the second IRA instead of the first IRA. Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Non-spouse Beneficiaries receiving a distribution from an employer sponsored retirement plan under Sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse Beneficiaries cannot “rollover” benefits from a traditional IRA to a Roth IRA.
TDAs. In general, you may own a Tax Deferred Annuity (also known as a TDA, Tax Sheltered Annuity (TSA), 403(b) plan or 403(b) Annuity) if you are an employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as your employer maintains such a plan and your rights to the Annuity are non-forfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $19,500 in 2020. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional $6,500 in 2020. This amount is indexed for inflation. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll

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over TDA amounts to a qualified retirement plan, a SEP and a governmental 457(b) plan. An Annuity may generally only qualify as a TDA if distributions of salary deferrals (other than “grandfathered” amounts held as of December 31, 1988) may be made only on account of:

•	Your attainment of age 59½;

•	Your severance of employment;

•	Your death;

•	Your total and permanent disability; or

•	Hardship (under limited circumstances, and only related to salary deferrals, not including earnings attributable to these amounts).
In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70½ (or age 72 shall apply to distributions required to be made after December 31, 2019, with respect to individuals who attain age 70½ after such date), or retire, whichever is later. These distribution limits do not apply either to transfers or exchanges of investments under the Annuity, or to any “direct transfer” of your interest in the Annuity to another employer’s TDA plan or mutual fund “custodial account” described under Code Section 403(b)(7). Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to “qualified” retirement plans.
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its agent. In addition, in order to comply with the regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in Good Order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Late Rollover Self-Certification
You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
Required Minimum Distributions and Payment Options
If you hold the Annuity under an IRA (or other tax-favored plan), Required Minimum Distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70½ (or age 72 shall apply to distributions required to be made after December 31, 2019, with respect to individuals who attain age 70½ after such date ) and must be made for each year thereafter. For a TDA or a 401(a) plan for which the participant is not a greater than 5% Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner. Required Minimum Distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the Annuity. As a result, the Required Minimum Distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity Owner, and a reduction of payments under the living and death benefit optional riders.
You can use the Minimum Distribution option to satisfy the Required Minimum Distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the Required Minimum Distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the Annuity as of December 31 of the prior year, but is determined without regard to other Annuities you may own. If a trustee to trustee transfer or direct rollover of the full contract value is requested when there is an active Required Minimum Distribution program running, the Required Minimum Distribution will be removed and sent to the Owner prior to the remaining funds being sent to the transfer institution.
Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same Owner, similar rules apply.
Charitable IRA Distributions.
Certain qualified IRA distributions used for charitable purposes are eligible for an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70½ ( 72 for those who would have reached age 70 ½ after 2019). Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions. Effective 2020, the amount of your qualified charitable distributions that are excluded from income for a tax year is reduced (but not below zero) by the excess of: (1)  the total amount of your IRA deductions allowed for all tax years ending on or after the date you attain age 70½, over (2)  the total amount of reductions for all tax years preceding the current tax year.

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The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Required Distributions Upon Your Death for a Qualified Annuity
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, any remaining interest must be distributed in accordance with federal income tax requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Further Consolidated Appropriations Act of 2020 (which includes the "Setting Every Community Up for Retirement Enhancement" Act (SECURE Act)). The post-death distribution requirements under prior law continue to apply in certain circumstances.

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Prior law. Under prior law, if an employee under an employer sponsored plan or IRA owner dies prior to the required beginning date, the remaining interest must be distributed (1) within 5 years after the death (the “5-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee or IRA owner dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

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The new law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed by December 31st of the year that includes the 10 year anniversary of your death, unless the designated beneficiary is an “eligible designated beneficiary” (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee or IRA owner. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than 10 years younger than you. An individual’s status as an EDB is determined on the date of your death.

This 10-year post-death distribution period applies regardless of whether you die before your required beginning date, or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this 10-year rule, the remaining interest must be distributed within 10 years after the EDB’s death ( i.e. , a new 10-year distribution period begins).
Instead of taking distributions under the new 10-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within 10 years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within 10 years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than 10 years).
The new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a section 403(b) plan of a public school or a governmental 457(b) plan, the new law applies if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies if you die after 2021 (unless the collective bargaining agreements terminate earlier).
It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee or IRA owner was alive could continue to be made under that method after the death of the employee or IRA owner. However, under the new law, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than 10 years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be commuted at the end of that period (or otherwise modified after your death if permitted under federal tax law and by Prudential) in order to comply with the new post-death distribution requirements.
The new post-death distribution requirements do not apply if annuity payments that comply with prior law commenced prior to December 20, 2019. Also, even if annuity payments have not commenced prior to December 20, 2019, the new requirements generally do not apply to an immediate annuity contract or a deferred income annuity contract (including a qualifying lifetime annuity contract, or “QLAC”)) purchased prior to that date, if you have made an irrevocable election before that date as to the method and amount of the annuity.
If your beneficiary is not an individual, such as a charity, your estate, or a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the 5-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law can apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You may wish to consult a professional tax advisor about the federal income tax consequences of your beneficiary designations.
In addition, the new post-death distribution requirements generally do not apply if the employee or IRA owner died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee or IRA owner dies after January 1, 2020, any remaining interest must be distributed within 10 year of the designated beneficiary’s death. Hence, this 10-year rule will apply to (1) a contract issued prior to 2020 which

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continues to be held by a designated beneficiary of an employee or IRA owner who died prior to 2020, and (2) an inherited IRA issued after 2019 to the designated beneficiary of an employee or IRA owner who died prior to 2020.

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Spousal continuation. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse reaches age 70 ½ (or age 72, for distributions required to be made after December 31, 2019, with respect to individuals who attain age 70½ after such date) by transferring the remaining interest tax-free to your surviving spouse’s own IRA, or by treating your IRA as your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Until withdrawn, amounts in a Qualified Annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.
10 % Additional Tax for Early Withdrawals from a Qualified Annuity You may owe a 10% additional tax on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59½. Amounts are not subject to this additional tax if:

•	the amount is paid on or after you reach age 59½ or die;

•	the amount received is attributable to your becoming disabled; or

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generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually. (Please note that substantially equal payments must continue until the later of reaching age 59½ or five years. Modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% additional tax.)

Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Withholding
For 403(b) Tax Deferred annuities, we will withhold federal income tax at the rate of 20% for any eligible rollover distribution paid by us to or for a plan participant, unless such distribution is “directly” rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, governmental 457(b) plan or TDA. An eligible rollover distribution is defined under the tax law as a distribution from an employer plan under 401(a), a TDA or a governmental 457(b) plan, excluding any distribution that is part of a series of substantially equal payments (at least annually) made over the life expectancy of the employee or the joint life expectancies of the employee and his designated Beneficiary, any distribution made for a specified period of 10 years or more, any distribution that is a required minimum distribution and any hardship distribution. Regulations also specify certain other items which are not considered eligible rollover distributions. We will not withhold for payments made from trustee owned Annuities or for payments under a 457 plan. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

•	For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions; and

•	For all other distributions, we will withhold at a 10% rate.
If no U.S. taxpayer identification number is provided, no election out of withholding will be allowed, and we will automatically withhold using the default withholding rules. We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax adviser to find out more information on your potential liability if you fail to pay such taxes. If you are a U.S. person (which includes a resident alien), and you request a payment be delivered outside the U.S., we are required to withhold income tax. There may be additional state income tax withholding requirements.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other

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costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans . If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
In 2018, the Internal Revenue Service issued Revenue Ruling 2018-17, which provides that an amount transferred from an IRA to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal tax reporting. Consistent with this Ruling, beginning in 2019, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Same Sex Marriages, Civil Unions and Domestic Partnerships
U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a Beneficiary of a deceased Owner and the Owner were parties to such a relationship, the Beneficiary will be required by federal tax law to take distributions from the Contract in the manner applicable to non-spouse Beneficiaries and will not be able to continue the Contract. Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.

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GENERAL INFORMATION
HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at http://www.prudentialannuities.com or any other electronic means. We generally send a confirmation statement to you each time a financial transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We may also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter. We may confirm regularly scheduled transactions, including, but not limited to the Annual Maintenance Fee, Systematic Withdrawals (including 72(t) and 72(q) payments and required minimum distributions), electronic funds transfer, Dollar Cost Averaging, and Automatic rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports or copies of reports previously sent. We reserve the right to charge up to $50 for each such additional or previously sent report. We will also send an annual report and a semi-annual report containing applicable financial statements for the Portfolios to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means. Beginning on January 1, 2021, paper copies of the annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
WHO IS PRUDENTIAL ANNUITIES?
Prudential Annuities Life Assurance Corporation, a Prudential Financial Company, (“Prudential Annuities”) is a stock life insurance company incorporated under the laws of Arizona as of August 31, 2013, formerly incorporated in Connecticut, and is domiciled in Arizona, formerly Connecticut. It is licensed to sell life insurance and annuities in the District of Columbia, Puerto Rico and in all states except New York. Prudential Annuities Life Assurance Corporation is a wholly-owned subsidiary of Prudential Annuities, Inc., whose ultimate parent is Prudential Financial, Inc. Prudential Annuities markets through and in conjunction with registered broker-dealers.
Prudential Annuities offers a wide array of annuities, including (1) deferred variable annuities that are registered with the SEC, including fixed interest rate annuities that are offered as a companion to certain of our variable annuities and are registered because of their market value adjustment feature and (2) fixed annuities that are not registered with the SEC. In addition, Prudential Annuities has in force a relatively small block of variable life insurance policies and immediate variable annuities, but it no longer actively sells such policies.
No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. Among other things, this means that where you participate in an optional living benefit or death benefit and the value of that benefit (e.g., the Protected Withdrawal for Highest Daily Lifetime 6 Plus) exceeds your current Account Value, you would rely solely on the ability of the issuing insurance company to make payments under the benefit out of its own assets. Prudential Financial, however, exercises significant influence over the operations and capital structure of Prudential Annuities.
Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Prudential Annuities delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
Service Providers
Prudential Annuities conducts the bulk of its operations through staff employed by it or by affiliated companies within the Prudential Financial family. Certain discrete functions have been delegated to non-affiliates that could be deemed “service providers” under the Investment Company Act of 1940. The entities engaged by Prudential Annuities may change over time. As of December 31, 2019, non-affiliated entities that could be deemed service providers to Prudential Annuities and/or an affiliated insurer within the Prudential Annuities business unit consisted of those set forth in the table below.

Name of Service Provider	Services Provided	Address
Broadridge Investor Communication	Proxy services and regulatory mailings	51 Mercedes Way, Edgewood, NY 11717
EDM Americas	Records management and administration of annuity contracts	301 Fayetteville Street, Suite 1500, Raleigh, NC 27601
EXL Service Holdings, Inc	Administration of annuity contracts	350 Park Avenue, 10th Floor, New York, NY 10022
National Financial Services	Clearing firm for Broker Dealers	82 Devonshire Street Boston, MA 02109
Open Text, Inc	Fax Services	100 Tri-State International Parkway, Lincolnshire, IL 60069
PERSHING LLC	Clearing firm for Broker Dealers	One Pershing Plaza, Jersey City, NJ 07399
The Depository Trust Clearinghouse Corporation	Clearing and settlement services for Distributors and Carriers.	55 Water Street, 26th Floor, New York, NY 10041
Thomson Reuters	Tax reporting services	3 Times Square New York, NY 10036
Universal Wilde	Composition, printing, and mailing of contracts and benefit documents	26 Dartmouth Street, Westwood, MA 02090
Venio Systems LLC	Claim related services	4031 University Drive, Suite 100, Fairfax, VA 22030

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WHAT ARE SEPARATE ACCOUNTS?
The separate accounts are where Prudential Annuities sets aside and invests the assets of some of our annuities. These separate accounts were established under the laws of the State of Connecticut. The assets of each separate account are held in the name of Prudential Annuities, and legally belong to us. Prudential Annuities Life Assurance Corporation segregates the Separate Account assets from all of its other assets. Thus, Separate Account assets that are held in support of the contracts are not chargeable with liabilities arising out of any other business we may conduct. These assets are kept separate from all our other assets, and may not be charged with liabilities arising out of any other business we may conduct. Thus, income, gains and losses from assets allocated to a separate account are credited to or charged against each such separate account, without regard to other income, gains, or losses of Prudential Annuities or of any other of our separate accounts. The obligations under the Annuities are those of Prudential Annuities, which is the issuer of the Annuities and the depositor of the separate accounts. More detailed information about Prudential Annuities, including its audited consolidated financial statements, is provided in the Statement of Additional Information.
Separate Account B
During the accumulation period, the assets supporting obligations based on allocations to the Sub-accounts are held in Sub-accounts of Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as “Separate Account B”. Separate Account B was established by us pursuant to Connecticut law on November 25, 1987. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of Separate Account B. Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts including Separate Account B, will now be operated in accordance with the laws of Arizona.
Separate Account B consists of multiple Sub-accounts. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. The name of each Sub-account generally corresponds to the name of the underlying Portfolio. Each Sub-account in Separate Account B may have several different Unit Prices to reflect the Insurance Charge, Distribution Charge (when applicable) and the charges for any optional benefits that are offered under the Annuities issued by us through Separate Account B. Separate Account B is registered with the SEC under the Investment Company Act of 1940 (“Investment Company Act”) as a unit investment trust, which is a type of investment company. The SEC does not supervise investment policies, management or practices of Separate Account B. We may offer new Sub-accounts, eliminate Sub-accounts, or combine Sub-accounts at our sole discretion. We may also close Sub-accounts to additional purchase payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates. We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required. If investment in the Portfolios or a particular Portfolio is no longer possible, in our discretion becomes inappropriate for purposes of the Annuity, or for any other rationale in our sole judgment, we may substitute another portfolio or investment portfolios without your consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any required approval of the SEC and any applicable state insurance departments. In addition, we may close Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.
If you are enrolled in a Dollar Cost Averaging, Automatic Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available money market fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a money market fund for any continued and future investments.
Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the underlying mutual funds or fund portfolios, as applicable. We do not guarantee the investment results of any Sub-account. Your Account Value allocated to the Sub-accounts may increase or decrease. You bear the entire investment risk. There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.
Separate Account D
During the accumulation period, assets supporting our obligations based on Fixed Allocations are held in Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as “Separate Account D”. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D. Separate Account D was established by us pursuant to Connecticut law.
Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, are operated in accordance with the laws of Arizona, as of August 31, 2013.
There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the

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difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.
We may employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.
We are not obligated to invest according to specific guidelines or strategies except as may be required by Arizona and other state insurance laws.
The General Account. Our general obligations and any guaranteed benefits under the Annuity are supported by our general account and are subject to our claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent and other ordinary business expenses. The general account is subject to regulation and supervision by the Arizona Department of Insurance and to the insurance laws and regulations of all jurisdictions where we are authorized to do business.
Cyber Security Risks. We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.
WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying mutual fund is registered as an open-end management investment company under the Investment Company Act. Shares of the underlying mutual fund portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.
Voting Rights
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
Material Conflicts
In the future, it may become disadvantageous for Separate Accounts of variable life insurance and variable annuity contracts to invest in the same underlying Portfolios. Neither the companies that invest in the Portfolios nor the Portfolios currently foresee any such disadvantage. The Board of Directors for each Portfolio intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity Contract Owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

(1)	changes in state insurance law;

(2)	changes in federal income tax law;

(3)	changes in the investment management of any Variable Investment Option; or

(4)	differences between voting instructions given by variable life insurance and variable annuity Contract Owners.

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Fees and Payments Received by Prudential Annuities
As detailed below, Prudential Annuities and our affiliates receive substantial payments from the underlying Portfolios and/or related entities, such as the Portfolios’ advisers and subadvisers. Because these fees and payments are made to Prudential Annuities and our affiliates, allocations you make to the underlying Portfolios benefit us financially. In selecting Portfolios available under the Annuity, we consider the payments that will be made to us. For more information on factors we consider when selecting the Portfolios under the Annuity, see “Variable Investment Options” under “Investment Options” earlier in this prospectus.
We receive Rule 12b-1 fees which compensate our affiliate, Prudential Annuities Distributors, Inc., for distribution and administrative services (including recordkeeping services and the mailing of prospectuses and reports to Owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by Owners.
We also receive administrative services payments from the Portfolios or the advisers of the underlying Portfolios or their affiliates, which are referred to as “revenue sharing” payments. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are generally equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the Annuity. We expect to make a profit on these fees and payments and consider them when selecting the Portfolios available under the Annuity.
In addition, an adviser or subadviser of a Portfolio or a distributor of the Annuity (not the Portfolios) may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Annuity. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms’ registered representatives, and creating marketing material discussing the Annuity, available options, and underlying Portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, subadviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributors and the amounts of such payments may vary between and among each adviser, subadviser, and distributor depending on their respective participation. We may also consider these payments and reimbursements when selecting the Portfolios available under the Annuity. For the annual period ended December 31, 2019, with regard to the total annual amounts that were paid (or as to which a payment amount was accrued) under the kinds of arrangements described in this paragraph, the amounts for any particular adviser, subadviser or distributor ranged from $25,000.00 to $836,969.00. These amounts relate to all individual variable annuity contracts issued by Prudential Annuities or its affiliates, not only the Annuity covered by this prospectus.
In addition to the payments that we receive from underlying Portfolios and/or their affiliates, those same Portfolios and/or their affiliates may make payments to us and/or other insurers within the Prudential Financial group related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.
WHO DISTRIBUTES ANNUITIES OFFERED BY PRUDENTIAL ANNUITIES?
Prudential Annuities Distributors, Inc. (PAD), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuities offered through this prospectus. PAD acts as the distributor of a number of annuity and life insurance products and the AST Portfolios. PAD’s principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities Exchange Act of 1934 (Exchange Act), and is a member of the Financial Industry Regulatory Authority (FINRA).
Each Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuities but are exempt from registration (“firms”). Applications for each Annuity are solicited by registered representatives of those firms.
Prudential Annuities sells its annuity products through multiple distribution channels, including (1) independent broker-dealer firms and financial planners; (2) broker-dealers that are members of the New York Stock Exchange, including “wirehouse” and regional broker-dealer firms; and (3) broker-dealers affiliated with banks or that specialize in marketing to customers of banks. Although we are active in each of those distribution channels, the majority of our sales have come from the independent broker-dealer firms and financial planners.
Under the selling agreements, commissions may be paid based on Account Value. The maximum commission to be paid in connection with a sale is 0.30% per year of the Account Value. We may also provide cash compensation to the distributing firm for providing ongoing service to you in relation to your Annuity. These payments may be made in the form of percentage payments based upon “Assets under Management” or “AUM,” (total assets), subject to certain criteria in certain Prudential Annuities products. These payments may also be made in the form of percentage payments based upon the total amount of money received as Purchase Payments under Prudential Annuities annuity products sold through the firm. Commissions and other cash compensation paid in relation to your Annuity do not result in any additional charge to you or to the Separate Account.
We, or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.
A list of the firms to whom Prudential Annuities pays an amount under these arrangements is provided below. You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuities than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will

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be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total purchase payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity. Further information about the firms that are part of these compensation arrangements appears in the Statement of Additional Information, which is available without charge upon request.
The list below includes the names of the firms that we are aware (as of December 31, 2019) received cash compensation with respect to our annuity business during 2019 (or as to which a payment amount was accrued during 2019). The firms listed below include those receiving payments in connection with marketing of products issued by Prudential Annuities Life Assurance Corporation. During 2019, the least amount paid, and greatest amount paid, were $1.10 and $18,272,777.70, respectively.
Name of Firm:

Allstate Financial Srvcs, LLC	Kestra Investment Services	The Investment Center
AMERICAN PORTFOLIO FIN SVCS INC	KMS Financial Services, Inc.	TransAmerica Financial Advisors, Inc.
ASSOCIATED SECURITIES CORP	Lincoln Financial Advisors	Triad Advisors, Inc.
AXA Advisors, LLC	Lincoln Financial Securities Corporation	UBS Financial Services, Inc.
BBVA Securities, Inc.	Lincoln Investment Planning	United Planners Fin. Serv.
BFT Financial Group, LLC	LPL Financial Corporation	Waddell & Reed
Cadaret, Grant & Co., Inc.	M Holdings Securities, Inc	WATERSTONE FINANCIAL GROUP INC
Cambridge Investment Research, Inc.	MML Investors Services, Inc.	Wells Fargo Advisors LLC
Centaurus Financial, Inc.	Morgan Stanley Smith Barney	WELLS FARGO ADVISORS LLC - WEALTH
Cetera Advisor Network LLC	Mutual Service Corporation	Wells Fargo Investments LLC
CFD Investments, Inc.	Next Financial Group, Inc.	Woodbury Financial Services
Citizens Securities, Inc.	PNC Investments, LLC
Commonwealth Financial Network	ProEquities
Crown Capital Securities, L.P.	RBC CAPITAL MARKETS CORPORATION
CUNA Brokerage Svcs, Inc.	Robert W. Baird & Co. Inc.
CUSO Financial Services, L.P.	Royal Alliance Associates
Equity Services, Inc.	SA Stone Wealth Management
FSC Securities Corp.	SAGEPOINT FINANCIAL, INC.
Geneos Wealth Management, Inc.	Securian Financial Svcs, Inc.
H. Beck, Inc.	Securities America, Inc.
Hantz Financial Services,Inc.	Securities Service Network
Investacorp	Stifel Nicolaus & Co.
Janney Montgomery Scott, LLC.	TFS Securities, Inc.
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
Prudential Annuities Life Assurance Corporation incorporates by reference into the prospectus its latest annual report on Form 10-K filed pursuant to Section 13(a) or Section 15(d) of the Exchange Act since the end of the fiscal year covered by its latest annual report. In addition, all documents subsequently filed by us pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act also are incorporated into the prospectus by reference. We will provide to each person, including any beneficial owner, to whom a prospectus is delivered, a copy of any or all of the information that has been incorporated by reference into the prospectus but not delivered with the prospectus. Such information will be provided upon written or oral request at no cost to the requester by writing to Prudential Annuities Life Assurance Corporation, One Corporate Drive, Shelton, CT 06484 or by calling 888-PRU-2888. We file periodic reports as required under the Securities Exchange Act of 1934. The SEC maintains an Internet site that contains reports, proxy, and information statements, and other information regarding issuers that file electronically with the SEC (see www.sec.gov). Our internet address is www.prudentialannuities.com.
FINANCIAL STATEMENTS
The financial statements of the separate account and Prudential Annuities Life Assurance Corporation are included in the Statement of Additional Information.
HOW TO CONTACT US
Please communicate with us using the telephone number and addresses below for the purposes described. Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
Prudential’s Customer Service Team
Call our Customer Service Team at 1-888-PRU-2888 during normal business hours.

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Internet
Access information about your Annuity through our website: www.prudentialannuities.com
Correspondence Sent by Regular Mail
Prudential Annuity Service Center
P.O. Box 7960
Philadelphia, PA 19176
Correspondence Sent by Overnight*, Certified or Registered Mail
Prudential Annuity Service Center
2101 Welsh Road
Dresher, PA 19025
*Please note that overnight correspondence sent through the United States Postal Service may be delivered to the P.O. Box listed above, which could delay receipt of your correspondence at our Service Center. Overnight mail sent through other methods (e.g. Federal Express, United Parcel Service) will be delivered to the address listed below.
Correspondence sent by regular mail to our Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Service Center. Your correspondence is not considered received by us until it is received at our Service Center. Where this Prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
You can obtain account information by calling our automated response system, and at www.prudentialannuities.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney or your financial professional, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your financial professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system, www.prudentialannuities.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.
Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.
Prudential Annuities does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Prudential Annuities reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.
INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.
LEGAL PROCEEDINGS
Litigation and Regulatory Matters
Prudential Annuities is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to Prudential Annuities and proceedings generally applicable to business practices in the industry in which we operate. Prudential Annuities is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Prudential Annuities is also subject

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to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, Prudential Annuities, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus.
Prudential Annuities’ litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. In some of Prudential Annuities’ pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. It is possible that Prudential Annuities' results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Prudential Annuities’ litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Prudential Annuities’ financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on: the Separate Account; the ability of PAD to perform its contract with the Separate Account; or Prudential Annuities' ability to meet its obligations under the Contracts.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:
General Information about Prudential Annuities
Prudential Annuities Life Assurance Corporation
Prudential Annuities Life Assurance Corporation Variable Account B
Prudential Annuities Life Assurance Corporation Separate Account D
Principal Underwriter/Distributor – Prudential Annuities Distributors, Inc.
How the Unit Price is Determined
Additional Information on Fixed Allocations
How We Calculate the Market Value Adjustment
General Information
Voting Rights
Modification
Deferral of Transactions
Misstatement of Age or Sex
Cyber Security Risks
Annuitization
Experts
Legal Experts
Financial Statements

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APPENDIX A – CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

Separate Account B consists of multiple Sub-accounts that are available as investment options for the Prudential Annuities. Each Sub-account invests only in a single mutual fund or mutual fund portfolio. All or some of these Sub-accounts are available as investment options for other variable annuities we offer pursuant to different prospectuses.

Unit Prices and Numbers Of Units. The following tables show for each Annuity: (a) the historical Unit Price,corresponding to the Annuity features bearing the highest and lowest combinations of asset-based charges* assessed through a reduction in Unit Values, as of the dates shown, for Units in each of the Sub-accounts of Separate Account B that are being offered pursuant to this Prospectus**; and (b) the number of Units outstanding for each such Sub-account, which may include other variable annuities offered, as of the dates shown. The period for each year begins on January 1 and ends on December 31. Since November 18, 2002, we have been determining, on a daily basis, multiple Unit Prices for each Sub-account of Separate Account B. We compute multiple Unit Prices because several of our variable annuities invest in the same Sub-accounts, and these annuities deduct varying charges that correspond to each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charges for each optional benefit. Where an asset-based charge corresponding to a particular Sub-account within a new annuity product is identical to that in the same Sub-account within an existing annuity, the Unit Price for the new annuity will be identical to that of the existing annuity. In such cases, we will for reference purposes depict, in the condensed financial information for the new annuity, Unit Prices of the existing annuity. To the extent a Sub-account commenced operations during a particular calendar year, the Unit Price as of the end of the period reflects only the partial year results from the commencement of operations until December 31st of the applicable year. When a Unit Price was first calculated for a particular Sub-account, typically we set the price of that Unit at $10.00 per Unit. Thereafter, Unit Prices vary based on Sub-account performance. Unit Prices and Units are provided for Sub-accounts that commenced operations prior to January 1, 2020. This information reflects Sub-Account names as of December 31, 2019. Please refer to the "What Are the Investment Objectives and Policies of the Portfolio?" section of the prospectus for information on name changes.

* Note: While a unit price is reflected for the maximum combination of asset based charges for each Sub-account, not all Sub-accounts are available if you elect certain optional benefits.
** The remaining Unit Values appear in the Statement of Additional Information, which you may obtain free of charge by sending in the request form at the end of the Prospectus or contacting us at 1-888-PRU-2888.

A-1

Optimum
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With No Optional Benefits Cliff M&E (0.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.79413	$12.15841	2,137,936
01/01/2013 to 12/31/2013	$12.15841	$13.28419	3,302,095
01/01/2014 to 12/31/2014	$13.28419	$13.70177	4,233,346
01/01/2015 to 12/31/2015	$13.70177	$13.17454	4,275,666
01/01/2016 to 12/31/2016	$13.17454	$13.91823	7,653,121
01/01/2017 to 12/31/2017	$13.91823	$15.56812	17,046,560
01/01/2018 to 12/31/2018	$15.56812	$14.20813	17,277,340
01/01/2019 to 12/31/2019	$14.20813	$16.38199	26,202,776
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.46312	$12.68301	1,758,212
01/01/2013 to 12/31/2013	$12.68301	$14.82427	2,849,628
01/01/2014 to 12/31/2014	$14.82427	$15.68843	3,274,796
01/01/2015 to 12/31/2015	$15.68843	$15.66066	4,187,549
01/01/2016 to 12/31/2016	$15.66066	$16.53880	8,248,576
01/01/2017 to 12/31/2017	$16.53880	$18.88058	21,352,492
01/01/2018 to 12/31/2018	$18.88058	$17.83171	25,969,719
01/01/2019 to 12/31/2019	$17.83171	$21.15566	35,476,617
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$20.16296	$20.73224	2,313,544
01/01/2013 to 12/31/2013	$20.73224	$20.14971	2,801,507
01/01/2014 to 12/31/2014	$20.14971	$19.99945	2,847,394
01/01/2015 to 12/31/2015	$19.99945	$19.96538	2,661,208
01/01/2016 to 12/31/2016	$19.96538	$20.16033	2,499,016
01/01/2017 to 12/31/2017	$20.16033	$20.37142	2,658,656
01/01/2018 to 12/31/2018	$20.37142	$20.38931	2,645,887
01/01/2019 to 12/31/2019	$20.38931	$21.19276	2,959,786
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$27.43311	$29.01718	3,550,533
01/01/2013 to 12/31/2013	$29.01718	$28.29890	3,800,767
01/01/2014 to 12/31/2014	$28.29890	$29.30456	3,324,750
01/01/2015 to 12/31/2015	$29.30456	$28.50038	3,258,429
01/01/2016 to 12/31/2016	$28.50038	$29.51247	4,058,167
01/01/2017 to 12/31/2017	$29.51247	$30.59987	7,460,536
01/01/2018 to 12/31/2018	$30.59987	$30.19918	7,727,763
01/01/2019 to 12/31/2019	$30.19918	$32.77077	10,806,181
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.12989	$12.24267	2,189,962
01/01/2013 to 12/31/2013	$12.24267	$14.92172	4,132,517
01/01/2014 to 12/31/2014	$14.92172	$15.86168	5,683,698
01/01/2015 to 12/31/2015	$15.86168	$15.84275	7,368,448
01/01/2016 to 12/31/2016	$15.84275	$16.81594	14,217,154
01/01/2017 to 12/31/2017	$16.81594	$19.69547	31,659,316
01/01/2018 to 12/31/2018	$19.69547	$18.35014	38,132,142
01/01/2019 to 12/31/2019	$18.35014	$22.28672	52,396,972

A-2

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$32.32997	$33.53009	329,212
01/01/2013 to 12/31/2013	$33.53009	$34.35587	382,035
01/01/2014 to 12/31/2014	$34.35587	$44.68361	429,106
01/01/2015 to 12/31/2015	$44.68361	$46.54348	402,779
01/01/2016 to 12/31/2016	$46.54348	$48.46744	423,296
01/01/2017 to 12/31/2017	$48.46744	$51.16020	579,401
01/01/2018 to 12/31/2018	$51.16020	$48.40949	550,843
01/01/2019 to 12/31/2019	$48.40949	$63.10821	674,662
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$15.28117	$15.20802	4,933,586
01/01/2013 to 12/31/2013	$15.20802	$15.10943	5,545,728
01/01/2014 to 12/31/2014	$15.10943	$15.01092	7,009,676
01/01/2015 to 12/31/2015	$15.01092	$14.91290	7,119,880
01/01/2016 to 12/31/2016	$14.91290	$14.81638	6,852,795
01/01/2017 to 12/31/2017	$14.81638	$14.77056	7,080,832
01/01/2018 to 12/31/2018	$14.77056	$14.86481	9,658,303
01/01/2019 to 12/31/2019	$14.86481	$15.01788	10,608,543
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$23.06155	$23.95472	260,603
01/01/2013 to 12/31/2013	$23.95472	$33.28529	358,350
01/01/2014 to 12/31/2014	$33.28529	$37.61471	443,673
01/01/2015 to 12/31/2015	$37.61471	$34.44205	446,128
01/01/2016 to 12/31/2016	$34.44205	$41.02324	578,942
01/01/2017 to 12/31/2017	$41.02324	$48.57917	797,292
01/01/2018 to 12/31/2018	$48.57917	$41.43184	854,236
01/01/2019 to 12/31/2019	$41.43184	$53.31484	1,112,927
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$20.91208	$21.44012	868,007
01/01/2013 to 12/31/2013	$21.44012	$25.35990	1,229,002
01/01/2014 to 12/31/2014	$25.35990	$23.80315	1,559,437
01/01/2015 to 12/31/2015	$23.80315	$24.39293	1,572,634
01/01/2016 to 12/31/2016	$24.39293	$23.31893	1,595,691
01/01/2017 to 12/31/2017	$23.31893	$31.37470	1,743,680
01/01/2018 to 12/31/2018	$31.37470	$27.01463	1,743,956
01/01/2019 to 12/31/2019	$27.01463	$35.45730	1,828,366
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.31092	$19.94731	252,102
01/01/2013 to 12/31/2013	$19.94731	$23.67546	316,370
01/01/2014 to 12/31/2014	$23.67546	$21.94480	331,237
01/01/2015 to 12/31/2015	$21.94480	$21.98043	377,249
01/01/2016 to 12/31/2016	$21.98043	$21.96444	494,250
01/01/2017 to 12/31/2017	$21.96444	$26.79999	822,800
01/01/2018 to 12/31/2018	$26.79999	$22.32870	916,090
01/01/2019 to 12/31/2019	$22.32870	$26.62527	1,088,517
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$24.31812	$25.69220	411,454
01/01/2013 to 12/31/2013	$25.69220	$29.44603	493,919
01/01/2014 to 12/31/2014	$29.44603	$27.39256	519,707
01/01/2015 to 12/31/2015	$27.39256	$26.45402	521,224
01/01/2016 to 12/31/2016	$26.45402	$26.78990	574,859
01/01/2017 to 12/31/2017	$26.78990	$34.50274	990,407
01/01/2018 to 12/31/2018	$34.50274	$28.28957	1,069,922
01/01/2019 to 12/31/2019	$28.28957	$35.75683	1,395,418

A-3

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$22.74611	$21.76758	1,731,133
01/01/2013 to 12/31/2013	$21.76758	$29.54365	2,203,644
01/01/2014 to 12/31/2014	$29.54365	$32.45986	2,714,814
01/01/2015 to 12/31/2015	$32.45986	$35.49674	2,592,109
01/01/2016 to 12/31/2016	$35.49674	$37.23259	2,470,649
01/01/2017 to 12/31/2017	$37.23259	$49.19383	2,633,786
01/01/2018 to 12/31/2018	$49.19383	$47.55886	2,377,615
01/01/2019 to 12/31/2019	$47.55886	$62.19491	2,417,759
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$10.32846	$10.34321	636,569
01/01/2013 to 12/31/2013	$10.34321	$14.04784	825,258
01/01/2014 to 12/31/2014	$14.04784	$15.17211	864,288
01/01/2015 to 12/31/2015	$15.17211	$16.16312	862,289
01/01/2016 to 12/31/2016	$16.16312	$16.36507	974,945
01/01/2017 to 12/31/2017	$16.36507	$21.25152	1,377,403
01/01/2018 to 12/31/2018	$21.25152	$21.56670	1,370,389
01/01/2019 to 12/31/2019	$21.56670	$29.52114	1,656,767
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.90822	$6.98274	1,209,969
01/01/2013 to 12/31/2013	$6.98274	$9.17056	1,866,674
01/01/2014 to 12/31/2014	$9.17056	$10.16119	2,054,799
01/01/2015 to 12/31/2015	$10.16119	$9.52113	4,086,768
01/01/2016 to 12/31/2016	$9.52113	$9.61489	4,450,159
01/01/2017 to 12/31/2017	$9.61489	$12.14029	6,921,815
01/01/2018 to 12/31/2018	$12.14029	$11.53645	7,167,080
01/01/2019 to 12/31/2019	$11.53645	$14.91768	8,973,251
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$39.77785	$40.81741	466,775
01/01/2013 to 12/31/2013	$40.81741	$57.58674	593,491
01/01/2014 to 12/31/2014	$57.58674	$65.36528	632,089
01/01/2015 to 12/31/2015	$65.36528	$61.27996	588,881
01/01/2016 to 12/31/2016	$61.27996	$71.98029	595,116
01/01/2017 to 12/31/2017	$71.98029	$81.37387	775,668
01/01/2018 to 12/31/2018	$81.37387	$67.54927	770,390
01/01/2019 to 12/31/2019	$67.54927	$81.21333	962,049
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.02623	$13.41813	2,759,599
01/01/2013 to 12/31/2013	$13.41813	$14.55895	3,852,365
01/01/2014 to 12/31/2014	$14.55895	$15.29958	3,583,397
01/01/2015 to 12/31/2015	$15.29958	$15.22193	4,194,357
01/01/2016 to 12/31/2016	$15.22193	$15.95874	6,948,644
01/01/2017 to 12/31/2017	$15.95874	$17.46135	12,393,167
01/01/2018 to 12/31/2018	$17.46135	$16.85466	14,490,335
01/01/2019 to 12/31/2019	$16.85466	$19.21341	21,372,711
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$14.56534	$13.88888	662,024
01/01/2013 to 12/31/2013	$13.88888	$19.42995	878,841
01/01/2014 to 12/31/2014	$19.42995	$20.25743	1,058,177
01/01/2015 to 12/31/2015	$20.25743	$20.39441	1,095,306
01/01/2016 to 12/31/2016	$20.39441	$21.82195	1,095,490
01/01/2017 to 12/31/2017	$21.82195	$27.68356	1,418,074
01/01/2018 to 12/31/2018	$27.68356	$24.52057	1,458,312
01/01/2019 to 12/31/2019	$24.52057	$33.24867	1,762,794

A-4

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$28.72466	$27.70495	191,153
01/01/2013 to 12/31/2013	$27.70495	$37.20616	252,009
01/01/2014 to 12/31/2014	$37.20616	$38.37610	252,894
01/01/2015 to 12/31/2015	$38.37610	$38.42630	270,848
01/01/2016 to 12/31/2016	$38.42630	$42.78718	339,888
01/01/2017 to 12/31/2017	$42.78718	$52.67592	530,286
01/01/2018 to 12/31/2018	$52.67592	$47.93408	556,315
01/01/2019 to 12/31/2019	$47.93408	$61.96647	780,185
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$28.71618	$29.40995	610,153
01/01/2013 to 12/31/2013	$29.40995	$40.14664	755,633
01/01/2014 to 12/31/2014	$40.14664	$41.98705	805,379
01/01/2015 to 12/31/2015	$41.98705	$39.91627	803,339
01/01/2016 to 12/31/2016	$39.91627	$51.23806	730,558
01/01/2017 to 12/31/2017	$51.23806	$54.64572	803,223
01/01/2018 to 12/31/2018	$54.64572	$45.01897	784,653
01/01/2019 to 12/31/2019	$45.01897	$54.55683	893,539
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$21.38939	$20.76320	513,794
01/01/2013 to 12/31/2013	$20.76320	$29.71001	702,609
01/01/2014 to 12/31/2014	$29.71001	$31.98018	815,771
01/01/2015 to 12/31/2015	$31.98018	$34.81718	1,108,704
01/01/2016 to 12/31/2016	$34.81718	$35.52458	1,275,764
01/01/2017 to 12/31/2017	$35.52458	$48.66519	2,125,459
01/01/2018 to 12/31/2018	$48.66519	$50.21669	2,324,032
01/01/2019 to 12/31/2019	$50.21669	$63.97437	2,998,277
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.75931	$13.79344	438,321
01/01/2013 to 12/31/2013	$13.79344	$18.44915	515,533
01/01/2014 to 12/31/2014	$18.44915	$18.61487	500,642
01/01/2015 to 12/31/2015	$18.61487	$17.37246	492,716
01/01/2016 to 12/31/2016	$17.37246	$18.31746	539,391
01/01/2017 to 12/31/2017	$18.31746	$21.21087	863,277
01/01/2018 to 12/31/2018	$21.21087	$19.02617	935,862
01/01/2019 to 12/31/2019	$19.02617	$23.81142	6,507,396
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$19.99147	$20.63724	866,451
01/01/2013 to 12/31/2013	$20.63724	$19.73350	1,057,340
01/01/2014 to 12/31/2014	$19.73350	$19.71444	1,171,818
01/01/2015 to 12/31/2015	$19.71444	$18.68194	1,103,519
01/01/2016 to 12/31/2016	$18.68194	$19.36935	1,107,507
01/01/2017 to 12/31/2017	$19.36935	$19.63657	1,390,332
01/01/2018 to 12/31/2018	$19.63657	$19.89846	1,352,053
01/01/2019 to 12/31/2019	$19.89846	$20.08621	1,590,385
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$16.39757	$17.01874	218,161
01/01/2013 to 12/31/2013	$17.01874	$22.38888	257,877
01/01/2014 to 12/31/2014	$22.38888	$25.57298	311,302
01/01/2015 to 12/31/2015	$25.57298	$23.72778	266,712
01/01/2016 to 12/31/2016	$23.72778	$26.87288	361,197
01/01/2017 to 12/31/2017	$26.87288	$31.64574	502,593
01/01/2018 to 12/31/2018	$31.64574	$26.24363	519,584
01/01/2019 to 12/31/2019	$26.24363	$31.06475	723,755

A-5

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.00536	$12.61449	845,235
01/01/2013 to 12/31/2013	$12.61449	$12.34542	772,270
01/01/2014 to 12/31/2014	$12.34542	$13.14798	1,243,823
01/01/2015 to 12/31/2015	$13.14798	$13.22403	1,531,862
01/01/2016 to 12/31/2016	$13.22403	$13.81477	2,469,176
01/01/2017 to 12/31/2017	$13.81477	$14.59080	5,417,683
01/01/2018 to 12/31/2018	$14.59080	$14.16731	9,309,786
01/01/2019 to 12/31/2019	$14.16731	$15.80649	13,056,084
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.94950	$15.19251	99,237
01/01/2013 to 12/31/2013	$15.19251	$18.10304	111,142
01/01/2014 to 12/31/2014	$18.10304	$17.03214	110,933
01/01/2015 to 12/31/2015	$17.03214	$17.30996	166,509
01/01/2016 to 12/31/2016	$17.30996	$17.75740	147,868
01/01/2017 to 12/31/2017	$17.75740	$22.02768	155,207
01/01/2018 to 12/31/2018	$22.02768	$18.19433	135,358
01/01/2019 to 12/31/2019	$18.19433	$20.87830	119,123
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$16.83955	$16.74343	118,310
01/01/2013 to 12/31/2013	$16.74343	$23.32445	126,037
01/01/2014 to 12/31/2014	$23.32445	$24.12008	114,255
01/01/2015 to 12/31/2015	$24.12008	$24.35173	106,941
01/01/2016 to 12/31/2016	$24.35173	$24.37925	86,987
01/01/2017 to 12/31/2017	$24.37925	$32.68691	81,122
01/01/2018 to 12/31/2018	$32.68691	$32.64186	80,911
01/01/2019 to 12/31/2019	$32.64186	$44.55658	86,490
*Denotes the start date of these sub-accounts

A-6

Optimum
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps and
Combo 5%/HAV 80 bps (2.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.30096	$10.13796	212,391
01/01/2011 to 12/31/2011	$10.13796	$9.60734	105,066
01/01/2012 to 12/31/2012	$9.60734	$10.52750	134,457
01/01/2013 to 12/31/2013	$10.52750	$11.27066	66,527
01/01/2014 to 12/31/2014	$11.27066	$11.39098	69,109
01/01/2015 to 12/31/2015	$11.39098	$10.73212	47,914
01/01/2016 to 12/31/2016	$10.73212	$11.11043	28,473
01/01/2017 to 12/31/2017	$11.11043	$12.17815	17,360
01/01/2018 to 12/31/2018	$12.17815	$10.88922	3,982
01/01/2019 to 12/31/2019	$10.88922	$12.30258	9,074
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.53889	$10.42969	803,521
01/01/2011 to 12/31/2011	$10.42969	$10.03042	368,297
01/01/2012 to 12/31/2012	$10.03042	$10.98237	447,452
01/01/2013 to 12/31/2013	$10.98237	$12.57823	326,622
01/01/2014 to 12/31/2014	$12.57823	$13.04346	360,939
01/01/2015 to 12/31/2015	$13.04346	$12.75826	265,506
01/01/2016 to 12/31/2016	$12.75826	$13.20323	215,387
01/01/2017 to 12/31/2017	$13.20323	$14.77042	214,914
01/01/2018 to 12/31/2018	$14.77042	$13.66744	122,984
01/01/2019 to 12/31/2019	$13.66744	$15.88887	157,742
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.06876	$11.19562	33,522
01/01/2011 to 12/31/2011	$11.19562	$11.14460	14,026
01/01/2012 to 12/31/2012	$11.14460	$11.35821	8,601
01/01/2013 to 12/31/2013	$11.35821	$10.81693	4,268
01/01/2014 to 12/31/2014	$10.81693	$10.52015	2,997
01/01/2015 to 12/31/2015	$10.52015	$10.29075	2,287
01/01/2016 to 12/31/2016	$10.29075	$10.18269	853
01/01/2017 to 12/31/2017	$10.18269	$10.08240	2,027
01/01/2018 to 12/31/2018	$10.08240	$9.88682	318
01/01/2019 to 12/31/2019	$9.88682	$10.06973	404
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.56672	$12.12932	259,444
01/01/2011 to 12/31/2011	$12.12932	$12.18375	94,206
01/01/2012 to 12/31/2012	$12.18375	$12.96596	96,756
01/01/2013 to 12/31/2013	$12.96596	$12.39041	59,772
01/01/2014 to 12/31/2014	$12.39041	$12.57245	59,859
01/01/2015 to 12/31/2015	$12.57245	$11.98120	34,602
01/01/2016 to 12/31/2016	$11.98120	$12.15770	27,891
01/01/2017 to 12/31/2017	$12.15770	$12.35273	31,329
01/01/2018 to 12/31/2018	$12.35273	$11.94430	13,139
01/01/2019 to 12/31/2019	$11.94430	$12.70060	18,873

A-7

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.53758	$10.33978	6,929
01/01/2011 to 12/31/2011	$10.33978	$11.67421	0
01/01/2012 to 12/31/2012	$11.67421	$12.03026	305,082
01/01/2013 to 12/31/2013	$12.03026	$11.14560	288,796
01/01/2014 to 12/31/2014	$11.14560	$11.31294	135,552
01/01/2015 to 12/31/2015	$11.31294	$11.13110	95,794
01/01/2016 to 12/31/2016	$11.13110	$10.99356	92,715
01/01/2017 to 12/31/2017	$10.99356	$10.78420	91,200
01/01/2018 to 12/31/2018	$10.78420	$10.55618	200,218
01/01/2019 to 12/31/2019	$10.55618	$10.42009	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.21385	$10.03213	100,282
01/01/2011 to 12/31/2011	$10.03213	$11.59086	8,944
01/01/2012 to 12/31/2012	$11.59086	$11.99630	7,256
01/01/2013 to 12/31/2013	$11.99630	$10.91742	685,862
01/01/2014 to 12/31/2014	$10.91742	$11.28268	352,471
01/01/2015 to 12/31/2015	$11.28268	$11.15140	403,648
01/01/2016 to 12/31/2016	$11.15140	$11.06894	348,328
01/01/2017 to 12/31/2017	$11.06894	$10.87183	139,509
01/01/2018 to 12/31/2018	$10.87183	$10.61314	138,038
01/01/2019 to 12/31/2019	$10.61314	$10.69338	147,256
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99706	$10.91308	64,449
01/01/2011 to 12/31/2011	$10.91308	$12.78135	706,219
01/01/2012 to 12/31/2012	$12.78135	$13.28736	323,557
01/01/2013 to 12/31/2013	$13.28736	$12.02971	15,261
01/01/2014 to 12/31/2014	$12.02971	$12.61048	444,243
01/01/2015 to 12/31/2015	$12.61048	$12.49526	557,426
01/01/2016 to 12/31/2016	$12.49526	$12.41229	489,067
01/01/2017 to 12/31/2017	$12.41229	$12.27525	307,363
01/01/2018 to 12/31/2018	$12.27525	$11.95626	269,958
01/01/2019 to 12/31/2019	$11.95626	$12.22937	132,278
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99779	$11.91683	329,141
01/01/2012 to 12/31/2012	$11.91683	$12.27885	414,448
01/01/2013 to 12/31/2013	$12.27885	$10.78850	45,625
01/01/2014 to 12/31/2014	$10.78850	$11.59161	42,773
01/01/2015 to 12/31/2015	$11.59161	$11.52098	183,525
01/01/2016 to 12/31/2016	$11.52098	$11.42126	187,600
01/01/2017 to 12/31/2017	$11.42126	$11.29385	152,536
01/01/2018 to 12/31/2018	$11.29385	$10.97682	122,280
01/01/2019 to 12/31/2019	$10.97682	$11.31554	61,504
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99707	$10.30890	155,312
01/01/2013 to 12/31/2013	$10.30890	$9.01217	1,001,752
01/01/2014 to 12/31/2014	$9.01217	$9.88053	492,219
01/01/2015 to 12/31/2015	$9.88053	$9.87923	80,752
01/01/2016 to 12/31/2016	$9.87923	$9.80184	116,312
01/01/2017 to 12/31/2017	$9.80184	$9.70455	67,958
01/01/2018 to 12/31/2018	$9.70455	$9.42113	66,791
01/01/2019 to 12/31/2019	$9.42113	$9.76850	12,524

A-8

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99853	$8.67375	405,665
01/01/2014 to 12/31/2014	$8.67375	$9.67604	251,870
01/01/2015 to 12/31/2015	$9.67604	$9.68723	11,220
01/01/2016 to 12/31/2016	$9.68723	$9.61091	2,402
01/01/2017 to 12/31/2017	$9.61091	$9.51434	285,129
01/01/2018 to 12/31/2018	$9.51434	$9.20120	354,679
01/01/2019 to 12/31/2019	$9.20120	$9.66999	179,160
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99853	$11.20509	52,018
01/01/2015 to 12/31/2015	$11.20509	$11.12625	616,068
01/01/2016 to 12/31/2016	$11.12625	$11.09981	20,400
01/01/2017 to 12/31/2017	$11.09981	$11.00416	4,794
01/01/2018 to 12/31/2018	$11.00416	$10.63230	152,354
01/01/2019 to 12/31/2019	$10.63230	$11.25284	67,220
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99853	$9.85185	197,716
01/01/2016 to 12/31/2016	$9.85185	$9.79057	609,579
01/01/2017 to 12/31/2017	$9.79057	$9.76249	371,735
01/01/2018 to 12/31/2018	$9.76249	$9.40361	370,354
01/01/2019 to 12/31/2019	$9.40361	$10.07263	166,412
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99707	$9.79419	472,773
01/01/2017 to 12/31/2017	$9.79419	$9.79143	377,625
01/01/2018 to 12/31/2018	$9.79143	$9.41066	260,667
01/01/2019 to 12/31/2019	$9.41066	$10.14034	140,381
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99706	$9.94987	5,739
01/01/2018 to 12/31/2018	$9.94987	$9.48576	28,544
01/01/2019 to 12/31/2019	$9.48576	$10.30467	202
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99706	$9.57789	16,223
01/01/2019 to 12/31/2019	$9.57789	$10.47071	5,428
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99853	$11.13698	3,818
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.13340	$10.08079	749,579
01/01/2011 to 12/31/2011	$10.08079	$9.57590	281,330
01/01/2012 to 12/31/2012	$9.57590	$10.60110	358,749
01/01/2013 to 12/31/2013	$10.60110	$12.66095	307,488
01/01/2014 to 12/31/2014	$12.66095	$13.18758	309,371
01/01/2015 to 12/31/2015	$13.18758	$12.90656	223,785
01/01/2016 to 12/31/2016	$12.90656	$13.42429	190,478
01/01/2017 to 12/31/2017	$13.42429	$15.40780	227,152
01/01/2018 to 12/31/2018	$15.40780	$14.06462	88,137
01/01/2019 to 12/31/2019	$14.06462	$16.73811	162,951

A-9

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.03793	$12.57604	51,647
01/01/2011 to 12/31/2011	$12.57604	$13.05025	12,690
01/01/2012 to 12/31/2012	$13.05025	$14.65360	15,675
01/01/2013 to 12/31/2013	$14.65360	$14.71225	10,375
01/01/2014 to 12/31/2014	$14.71225	$18.75029	11,401
01/01/2015 to 12/31/2015	$18.75029	$19.13773	10,065
01/01/2016 to 12/31/2016	$19.13773	$19.52915	6,021
01/01/2017 to 12/31/2017	$19.52915	$20.20052	5,250
01/01/2018 to 12/31/2018	$20.20052	$18.72723	2,722
01/01/2019 to 12/31/2019	$18.72723	$23.92231	2,548
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.14193	$9.87566	56,299
01/01/2011 to 12/31/2011	$9.87566	$9.61656	49,295
01/01/2012 to 12/31/2012	$9.61656	$9.36198	40,412
01/01/2013 to 12/31/2013	$9.36198	$9.11388	11,715
01/01/2014 to 12/31/2014	$9.11388	$8.87231	8,866
01/01/2015 to 12/31/2015	$8.87231	$8.63713	3,453
01/01/2016 to 12/31/2016	$8.63713	$8.40890	1,448
01/01/2017 to 12/31/2017	$8.40890	$8.21443	1,342
01/01/2018 to 12/31/2018	$8.21443	$8.09956	1,049
01/01/2019 to 12/31/2019	$8.09956	$8.01821	359
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.54954	$8.31669	4,760
01/01/2011 to 12/31/2011	$8.31669	$7.75798	3,241
01/01/2012 to 12/31/2012	$7.75798	$8.82726	12,829
01/01/2013 to 12/31/2013	$8.82726	$12.01890	34,651
01/01/2014 to 12/31/2014	$12.01890	$13.30894	26,370
01/01/2015 to 12/31/2015	$13.30894	$11.94096	11,313
01/01/2016 to 12/31/2016	$11.94096	$13.93711	3,272
01/01/2017 to 12/31/2017	$13.93711	$16.17314	4,542
01/01/2018 to 12/31/2018	$16.17314	$13.51420	5,360
01/01/2019 to 12/31/2019	$13.51420	$17.04029	757
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$9.74679	$10.86433	42,682
01/01/2011 to 12/31/2011	$10.86433	$9.20971	14,523
01/01/2012 to 12/31/2012	$9.20971	$10.79114	13,807
01/01/2013 to 12/31/2013	$10.79114	$12.50726	28,143
01/01/2014 to 12/31/2014	$12.50726	$11.50304	24,466
01/01/2015 to 12/31/2015	$11.50304	$11.55074	5,355
01/01/2016 to 12/31/2016	$11.55074	$10.82055	3,691
01/01/2017 to 12/31/2017	$10.82055	$14.26668	4,450
01/01/2018 to 12/31/2018	$14.26668	$12.03521	2,354
01/01/2019 to 12/31/2019	$12.03521	$15.47855	1,302
AST International Value Portfolio
01/01/2010 to 12/31/2010	$10.46155	$11.31318	49,149
01/01/2011 to 12/31/2011	$11.31318	$9.63147	11,615
01/01/2012 to 12/31/2012	$9.63147	$10.93943	25,404
01/01/2013 to 12/31/2013	$10.93943	$12.72279	12,457
01/01/2014 to 12/31/2014	$12.72279	$11.55530	6,767
01/01/2015 to 12/31/2015	$11.55530	$11.34104	7,158
01/01/2016 to 12/31/2016	$11.34104	$11.10522	3,877
01/01/2017 to 12/31/2017	$11.10522	$13.27831	4,072
01/01/2018 to 12/31/2018	$13.27831	$10.83881	1,306
01/01/2019 to 12/31/2019	$10.83881	$12.66431	714

A-10

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.15489	$10.59475	37,715
01/01/2011 to 12/31/2011	$10.59475	$9.37053	12,895
01/01/2012 to 12/31/2012	$9.37053	$11.12040	15,160
01/01/2013 to 12/31/2013	$11.12040	$12.48870	9,996
01/01/2014 to 12/31/2014	$12.48870	$11.38377	11,150
01/01/2015 to 12/31/2015	$11.38377	$10.77225	5,676
01/01/2016 to 12/31/2016	$10.77225	$10.69008	2,859
01/01/2017 to 12/31/2017	$10.69008	$13.49167	2,811
01/01/2018 to 12/31/2018	$13.49167	$10.83795	7,602
01/01/2019 to 12/31/2019	$10.83795	$13.42316	10,324
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.75100	$10.20198	63,578
01/01/2011 to 12/31/2011	$10.20198	$9.84132	22,561
01/01/2012 to 12/31/2012	$9.84132	$10.75523	21,520
01/01/2013 to 12/31/2013	$10.75523	$14.30364	4,048
01/01/2014 to 12/31/2014	$14.30364	$15.39934	11,540
01/01/2015 to 12/31/2015	$15.39934	$16.50120	7,022
01/01/2016 to 12/31/2016	$16.50120	$16.96076	6,056
01/01/2017 to 12/31/2017	$16.96076	$21.96017	6,166
01/01/2018 to 12/31/2018	$21.96017	$20.80046	2,911
01/01/2019 to 12/31/2019	$20.80046	$26.65435	4,710
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.57631	$10.51457	8,723
01/01/2011 to 12/31/2011	$10.51457	$10.17560	3,745
01/01/2012 to 12/31/2012	$10.17560	$11.59783	12,102
01/01/2013 to 12/31/2013	$11.59783	$15.43518	16,542
01/01/2014 to 12/31/2014	$15.43518	$16.33491	14,230
01/01/2015 to 12/31/2015	$16.33491	$17.05167	2,029
01/01/2016 to 12/31/2016	$17.05167	$16.91817	934
01/01/2017 to 12/31/2017	$16.91817	$21.52919	1,385
01/01/2018 to 12/31/2018	$21.52919	$21.40599	375
01/01/2019 to 12/31/2019	$21.40599	$28.71161	1,144
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.11365	$12.96425	39,965
01/01/2011 to 12/31/2011	$12.96425	$12.24544	10,818
01/01/2012 to 12/31/2012	$12.24544	$14.25851	13,842
01/01/2013 to 12/31/2013	$14.25851	$18.34920	17,574
01/01/2014 to 12/31/2014	$18.34920	$19.92208	17,554
01/01/2015 to 12/31/2015	$19.92208	$18.29144	14,778
01/01/2016 to 12/31/2016	$18.29144	$18.10069	12,109
01/01/2017 to 12/31/2017	$18.10069	$22.39656	7,815
01/01/2018 to 12/31/2018	$22.39656	$20.85164	6,184
01/01/2019 to 12/31/2019	$20.85164	$26.42043	6,072
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.99449	$10.80842	36,557
01/01/2011 to 12/31/2011	$10.80842	$10.26100	11,055
01/01/2012 to 12/31/2012	$10.26100	$11.69951	14,944
01/01/2013 to 12/31/2013	$11.69951	$16.17424	7,481
01/01/2014 to 12/31/2014	$16.17424	$17.98951	9,475
01/01/2015 to 12/31/2015	$17.98951	$16.52548	4,991
01/01/2016 to 12/31/2016	$16.52548	$19.02161	3,171
01/01/2017 to 12/31/2017	$19.02161	$21.07256	2,861
01/01/2018 to 12/31/2018	$21.07256	$17.13819	3,683
01/01/2019 to 12/31/2019	$17.13819	$20.19026	6,123

A-11

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.21746	$10.99832	172,519
01/01/2011 to 12/31/2011	$10.99832	$10.81406	76,467
01/01/2012 to 12/31/2012	$10.81406	$11.61910	85,882
01/01/2013 to 12/31/2013	$11.61910	$12.35322	28,140
01/01/2014 to 12/31/2014	$12.35322	$12.72038	44,324
01/01/2015 to 12/31/2015	$12.72038	$12.40101	24,783
01/01/2016 to 12/31/2016	$12.40101	$12.74020	15,124
01/01/2017 to 12/31/2017	$12.74020	$13.65999	18,272
01/01/2018 to 12/31/2018	$13.65999	$12.91841	6,777
01/01/2019 to 12/31/2019	$12.91841	$14.42989	9,759
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.08857	$11.72754	35,005
01/01/2011 to 12/31/2011	$11.72754	$9.92006	19,569
01/01/2012 to 12/31/2012	$9.92006	$11.59520	17,162
01/01/2013 to 12/31/2013	$11.59520	$15.89484	14,881
01/01/2014 to 12/31/2014	$15.89484	$16.23810	15,001
01/01/2015 to 12/31/2015	$16.23810	$16.01880	5,061
01/01/2016 to 12/31/2016	$16.01880	$16.79606	2,415
01/01/2017 to 12/31/2017	$16.79606	$20.88035	1,601
01/01/2018 to 12/31/2018	$20.88035	$18.11988	409
01/01/2019 to 12/31/2019	$18.11988	$24.07528	1,427
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.75581	$12.95635	8,672
01/01/2011 to 12/31/2011	$12.95635	$12.49008	3,795
01/01/2012 to 12/31/2012	$12.49008	$13.63906	9,240
01/01/2013 to 12/31/2013	$13.63906	$17.94803	10,329
01/01/2014 to 12/31/2014	$17.94803	$18.13954	9,004
01/01/2015 to 12/31/2015	$18.13954	$17.79751	6,659
01/01/2016 to 12/31/2016	$17.79751	$19.41953	5,436
01/01/2017 to 12/31/2017	$19.41953	$23.42807	3,755
01/01/2018 to 12/31/2018	$23.42807	$20.88714	5,088
01/01/2019 to 12/31/2019	$20.88714	$26.45831	4,928
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.58927	$11.76195	57,699
01/01/2011 to 12/31/2011	$11.76195	$10.76637	18,951
01/01/2012 to 12/31/2012	$10.76637	$12.38397	25,564
01/01/2013 to 12/31/2013	$12.38397	$16.56507	26,533
01/01/2014 to 12/31/2014	$16.56507	$16.97573	21,303
01/01/2015 to 12/31/2015	$16.97573	$15.81362	9,112
01/01/2016 to 12/31/2016	$15.81362	$19.89168	6,621
01/01/2017 to 12/31/2017	$19.89168	$20.78882	4,728
01/01/2018 to 12/31/2018	$20.78882	$16.77946	2,542
01/01/2019 to 12/31/2019	$16.77946	$19.92520	454
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.25044	$12.68409	16,377
01/01/2011 to 12/31/2011	$12.68409	$12.13926	5,215
01/01/2012 to 12/31/2012	$12.13926	$13.89483	7,212
01/01/2013 to 12/31/2013	$13.89483	$19.48226	20,350
01/01/2014 to 12/31/2014	$19.48226	$20.54887	17,245
01/01/2015 to 12/31/2015	$20.54887	$21.92147	13,928
01/01/2016 to 12/31/2016	$21.92147	$21.91782	6,911
01/01/2017 to 12/31/2017	$21.91782	$29.42329	6,189
01/01/2018 to 12/31/2018	$29.42329	$29.74669	7,217
01/01/2019 to 12/31/2019	$29.74669	$37.13361	7,450

A-12

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.71389	$9.53865	49,989
01/01/2011 to 12/31/2011	$9.53865	$9.24057	18,206
01/01/2012 to 12/31/2012	$9.24057	$10.20079	15,220
01/01/2013 to 12/31/2013	$10.20079	$13.36948	1,249
01/01/2014 to 12/31/2014	$13.36948	$13.21798	881
01/01/2015 to 12/31/2015	$13.21798	$12.08727	1,539
01/01/2016 to 12/31/2016	$12.08727	$12.48882	249
01/01/2017 to 12/31/2017	$12.48882	$14.17145	358
01/01/2018 to 12/31/2018	$14.17145	$12.45435	7,482
01/01/2019 to 12/31/2019	$12.45435	$15.27299	13,111
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.72580	$11.04139	39,047
01/01/2011 to 12/31/2011	$11.04139	$11.19265	17,715
01/01/2012 to 12/31/2012	$11.19265	$11.46495	17,456
01/01/2013 to 12/31/2013	$11.46495	$10.74223	6,107
01/01/2014 to 12/31/2014	$10.74223	$10.51570	6,879
01/01/2015 to 12/31/2015	$10.51570	$9.76424	3,304
01/01/2016 to 12/31/2016	$9.76424	$9.92035	1,920
01/01/2017 to 12/31/2017	$9.92035	$9.85528	3,730
01/01/2018 to 12/31/2018	$9.85528	$9.78455	1,059
01/01/2019 to 12/31/2019	$9.78455	$9.67800	1,018
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.30030	$11.19159	30,309
01/01/2011 to 12/31/2011	$11.19159	$10.51941	11,640
01/01/2012 to 12/31/2012	$10.51941	$12.12549	14,025
01/01/2013 to 12/31/2013	$12.12549	$15.63078	20,604
01/01/2014 to 12/31/2014	$15.63078	$17.49445	17,595
01/01/2015 to 12/31/2015	$17.49445	$15.90529	2,372
01/01/2016 to 12/31/2016	$15.90529	$17.65210	1,863
01/01/2017 to 12/31/2017	$17.65210	$20.37024	1,999
01/01/2018 to 12/31/2018	$20.37024	$16.55057	529
01/01/2019 to 12/31/2019	$16.55057	$19.19663	1,160
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$9.99485	$10.48873	80,747
01/01/2011 to 12/31/2011	$10.48873	$10.82644	33,098
01/01/2012 to 12/31/2012	$10.82644	$11.36669	41,891
01/01/2013 to 12/31/2013	$11.36669	$10.90030	64,111
01/01/2014 to 12/31/2014	$10.90030	$11.37520	62,478
01/01/2015 to 12/31/2015	$11.37520	$11.21067	33,189
01/01/2016 to 12/31/2016	$11.21067	$11.47629	21,828
01/01/2017 to 12/31/2017	$11.47629	$11.87776	19,379
01/01/2018 to 12/31/2018	$11.87776	$11.29955	27,945
01/01/2019 to 12/31/2019	$11.29955	$12.35327	26,590
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.90535	$10.71758	2,060
01/01/2011 to 12/31/2011	$10.71758	$9.09947	775
01/01/2012 to 12/31/2012	$9.09947	$10.06979	1,130
01/01/2013 to 12/31/2013	$10.06979	$11.75758	873
01/01/2014 to 12/31/2014	$11.75758	$10.83929	538
01/01/2015 to 12/31/2015	$10.83929	$10.79431	346
01/01/2016 to 12/31/2016	$10.79431	$10.85107	295
01/01/2017 to 12/31/2017	$10.85107	$13.19046	152
01/01/2018 to 12/31/2018	$13.19046	$10.67423	50
01/01/2019 to 12/31/2019	$10.67423	$12.00230	0

A-13

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.92687	$13.71576	1,684
01/01/2011 to 12/31/2011	$13.71576	$12.63749	457
01/01/2012 to 12/31/2012	$12.63749	$14.85539	898
01/01/2013 to 12/31/2013	$14.85539	$20.27800	821
01/01/2014 to 12/31/2014	$20.27800	$20.54751	819
01/01/2015 to 12/31/2015	$20.54751	$20.32717	134
01/01/2016 to 12/31/2016	$20.32717	$19.94169	161
01/01/2017 to 12/31/2017	$19.94169	$26.20089	26
01/01/2018 to 12/31/2018	$26.20089	$25.63489	3
01/01/2019 to 12/31/2019	$25.63489	$34.28794	3
*Denotes the start date of these sub-accounts

A-14

Optimum Four
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With No Optional Benefits (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.69733	$10.67839	133,580,486
01/01/2011 to 12/31/2011	$10.67839	$10.22319	102,346,558
01/01/2012 to 12/31/2012	$10.22319	$11.31782	108,178,074
01/01/2013 to 12/31/2013	$11.31782	$12.24138	100,174,797
01/01/2014 to 12/31/2014	$12.24138	$12.49905	87,606,755
01/01/2015 to 12/31/2015	$12.49905	$11.89713	68,782,936
01/01/2016 to 12/31/2016	$11.89713	$12.44263	58,214,019
01/01/2017 to 12/31/2017	$12.44263	$13.77806	54,102,792
01/01/2018 to 12/31/2018	$13.77806	$12.44714	33,516,521
01/01/2019 to 12/31/2019	$12.44714	$14.20721	28,389,584
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.94508	$10.98534	124,066,065
01/01/2011 to 12/31/2011	$10.98534	$10.67303	99,522,684
01/01/2012 to 12/31/2012	$10.67303	$11.80621	107,656,583
01/01/2013 to 12/31/2013	$11.80621	$13.66059	103,827,389
01/01/2014 to 12/31/2014	$13.66059	$14.31143	95,621,538
01/01/2015 to 12/31/2015	$14.31143	$14.14234	86,642,320
01/01/2016 to 12/31/2016	$14.14234	$14.78547	78,766,981
01/01/2017 to 12/31/2017	$14.78547	$16.70974	71,824,281
01/01/2018 to 12/31/2018	$16.70974	$15.62167	58,267,332
01/01/2019 to 12/31/2019	$15.62167	$18.34721	41,419,273
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$12.18946	$12.45587	20,255,855
01/01/2011 to 12/31/2011	$12.45587	$12.52601	18,155,075
01/01/2012 to 12/31/2012	$12.52601	$12.89740	15,540,231
01/01/2013 to 12/31/2013	$12.89740	$12.40869	10,724,539
01/01/2014 to 12/31/2014	$12.40869	$12.19212	7,424,203
01/01/2015 to 12/31/2015	$12.19212	$12.04895	5,743,361
01/01/2016 to 12/31/2016	$12.04895	$12.04444	4,782,679
01/01/2017 to 12/31/2017	$12.04444	$12.04825	4,425,882
01/01/2018 to 12/31/2018	$12.04825	$11.93676	3,457,086
01/01/2019 to 12/31/2019	$11.93676	$12.28225	3,266,906
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.64570	$14.45644	75,211,006
01/01/2011 to 12/31/2011	$14.45644	$14.67015	60,233,010
01/01/2012 to 12/31/2012	$14.67015	$15.77284	65,143,645
01/01/2013 to 12/31/2013	$15.77284	$15.22753	54,477,871
01/01/2014 to 12/31/2014	$15.22753	$15.61000	44,662,030
01/01/2015 to 12/31/2015	$15.61000	$15.02887	35,594,616
01/01/2016 to 12/31/2016	$15.02887	$15.40633	31,191,104
01/01/2017 to 12/31/2017	$15.40633	$15.81374	31,072,056
01/01/2018 to 12/31/2018	$15.81374	$15.44871	23,336,011
01/01/2019 to 12/31/2019	$15.44871	$16.59544	18,589,194

A-15

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.52235	$10.61785	141,306,019
01/01/2011 to 12/31/2011	$10.61785	$10.18954	100,099,910
01/01/2012 to 12/31/2012	$10.18954	$11.39642	113,717,767
01/01/2013 to 12/31/2013	$11.39642	$13.75050	125,316,122
01/01/2014 to 12/31/2014	$13.75050	$14.46969	121,728,074
01/01/2015 to 12/31/2015	$14.46969	$14.30680	113,394,276
01/01/2016 to 12/31/2016	$14.30680	$15.03316	101,590,172
01/01/2017 to 12/31/2017	$15.03316	$17.43090	96,062,997
01/01/2018 to 12/31/2018	$17.43090	$16.07583	76,708,296
01/01/2019 to 12/31/2019	$16.07583	$19.32808	53,109,424
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.32376	$23.19228	2,674,245
01/01/2011 to 12/31/2011	$23.19228	$24.31338	2,210,944
01/01/2012 to 12/31/2012	$24.31338	$27.58177	2,291,954
01/01/2013 to 12/31/2013	$27.58177	$27.97660	2,083,185
01/01/2014 to 12/31/2014	$27.97660	$36.02098	2,044,785
01/01/2015 to 12/31/2015	$36.02098	$37.14280	1,780,125
01/01/2016 to 12/31/2016	$37.14280	$38.29038	1,533,707
01/01/2017 to 12/31/2017	$38.29038	$40.01231	1,307,651
01/01/2018 to 12/31/2018	$40.01231	$37.47763	931,793
01/01/2019 to 12/31/2019	$37.47763	$48.36565	708,509
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.42178	$10.25242	50,307,852
01/01/2011 to 12/31/2011	$10.25242	$10.08558	50,902,069
01/01/2012 to 12/31/2012	$10.08558	$9.92007	39,894,836
01/01/2013 to 12/31/2013	$9.92007	$9.75615	29,504,243
01/01/2014 to 12/31/2014	$9.75615	$9.59539	25,524,289
01/01/2015 to 12/31/2015	$9.59539	$9.43719	23,153,087
01/01/2016 to 12/31/2016	$9.43719	$9.28187	20,723,986
01/01/2017 to 12/31/2017	$9.28187	$9.16030	16,486,250
01/01/2018 to 12/31/2018	$9.16030	$9.12553	14,577,153
01/01/2019 to 12/31/2019	$9.12553	$9.12673	11,977,760
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.78382	$9.77580	5,307,829
01/01/2011 to 12/31/2011	$9.77580	$9.21256	4,698,568
01/01/2012 to 12/31/2012	$9.21256	$10.59036	4,248,181
01/01/2013 to 12/31/2013	$10.59036	$14.56755	5,494,376
01/01/2014 to 12/31/2014	$14.56755	$16.29672	5,782,801
01/01/2015 to 12/31/2015	$16.29672	$14.77183	4,317,804
01/01/2016 to 12/31/2016	$14.77183	$17.41780	3,949,844
01/01/2017 to 12/31/2017	$17.41780	$20.41923	3,761,572
01/01/2018 to 12/31/2018	$20.41923	$17.23861	3,259,259
01/01/2019 to 12/31/2019	$17.23861	$21.95970	2,534,729
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.91046	$17.91664	7,241,298
01/01/2011 to 12/31/2011	$17.91664	$15.34398	5,734,722
01/01/2012 to 12/31/2012	$15.34398	$18.16395	4,942,527
01/01/2013 to 12/31/2013	$18.16395	$21.26858	4,582,698
01/01/2014 to 12/31/2014	$21.26858	$19.76196	3,989,471
01/01/2015 to 12/31/2015	$19.76196	$20.04771	3,324,751
01/01/2016 to 12/31/2016	$20.04771	$18.97262	2,931,676
01/01/2017 to 12/31/2017	$18.97262	$25.27111	3,021,102
01/01/2018 to 12/31/2018	$25.27111	$21.53882	2,629,968
01/01/2019 to 12/31/2019	$21.53882	$27.98572	1,942,537

A-16

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.73896	$16.10237	3,649,081
01/01/2011 to 12/31/2011	$16.10237	$13.84955	2,916,031
01/01/2012 to 12/31/2012	$13.84955	$15.89231	2,668,328
01/01/2013 to 12/31/2013	$15.89231	$18.67292	2,705,225
01/01/2014 to 12/31/2014	$18.67292	$17.13364	2,548,306
01/01/2015 to 12/31/2015	$17.13364	$16.98867	2,467,892
01/01/2016 to 12/31/2016	$16.98867	$16.80599	2,319,732
01/01/2017 to 12/31/2017	$16.80599	$20.30026	2,283,395
01/01/2018 to 12/31/2018	$20.30026	$16.74197	1,830,771
01/01/2019 to 12/31/2019	$16.74197	$19.76268	1,522,077
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.85552	$14.60401	5,905,133
01/01/2011 to 12/31/2011	$14.60401	$13.04913	4,359,903
01/01/2012 to 12/31/2012	$13.04913	$15.64529	4,428,816
01/01/2013 to 12/31/2013	$15.64529	$17.75076	4,647,244
01/01/2014 to 12/31/2014	$17.75076	$16.34657	4,276,895
01/01/2015 to 12/31/2015	$16.34657	$15.62754	3,960,328
01/01/2016 to 12/31/2016	$15.62754	$15.66712	3,354,922
01/01/2017 to 12/31/2017	$15.66712	$19.97550	3,518,759
01/01/2018 to 12/31/2018	$19.97550	$16.21247	2,855,876
01/01/2019 to 12/31/2019	$16.21247	$20.28579	2,206,545
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.86212	$12.79307	17,364,094
01/01/2011 to 12/31/2011	$12.79307	$12.46741	14,080,420
01/01/2012 to 12/31/2012	$12.46741	$13.76555	11,942,585
01/01/2013 to 12/31/2013	$13.76555	$18.49514	9,091,584
01/01/2014 to 12/31/2014	$18.49514	$20.11628	9,720,568
01/01/2015 to 12/31/2015	$20.11628	$21.77709	7,424,343
01/01/2016 to 12/31/2016	$21.77709	$22.61288	6,587,463
01/01/2017 to 12/31/2017	$22.61288	$29.57790	5,433,449
01/01/2018 to 12/31/2018	$29.57790	$28.30541	3,958,406
01/01/2019 to 12/31/2019	$28.30541	$36.64388	2,896,616
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.75127	$10.81643	5,238,425
01/01/2011 to 12/31/2011	$10.81643	$10.57498	4,289,955
01/01/2012 to 12/31/2012	$10.57498	$12.17716	4,420,398
01/01/2013 to 12/31/2013	$12.17716	$16.37229	4,361,903
01/01/2014 to 12/31/2014	$16.37229	$17.50467	3,793,575
01/01/2015 to 12/31/2015	$17.50467	$18.46042	3,157,980
01/01/2016 to 12/31/2016	$18.46042	$18.50343	2,652,678
01/01/2017 to 12/31/2017	$18.50343	$23.78749	2,376,378
01/01/2018 to 12/31/2018	$23.78749	$23.89579	2,034,089
01/01/2019 to 12/31/2019	$23.89579	$32.38035	1,570,309
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.42307	$15.81896	6,728,348
01/01/2011 to 12/31/2011	$15.81896	$15.09505	4,560,864
01/01/2012 to 12/31/2012	$15.09505	$17.75759	4,904,077
01/01/2013 to 12/31/2013	$17.75759	$23.08682	5,099,534
01/01/2014 to 12/31/2014	$23.08682	$25.32324	4,212,533
01/01/2015 to 12/31/2015	$25.32324	$23.48945	6,589,806
01/01/2016 to 12/31/2016	$23.48945	$23.48269	5,545,452
01/01/2017 to 12/31/2017	$23.48269	$29.35334	5,099,466
01/01/2018 to 12/31/2018	$29.35334	$27.61105	3,953,745
01/01/2019 to 12/31/2019	$27.61105	$35.34436	2,780,427

A-17

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.87956	$16.84971	5,901,157
01/01/2011 to 12/31/2011	$16.84971	$16.16040	4,911,194
01/01/2012 to 12/31/2012	$16.16040	$18.61569	4,148,499
01/01/2013 to 12/31/2013	$18.61569	$25.99973	4,423,739
01/01/2014 to 12/31/2014	$25.99973	$29.21476	4,014,110
01/01/2015 to 12/31/2015	$29.21476	$27.11311	3,114,772
01/01/2016 to 12/31/2016	$27.11311	$31.52790	2,980,209
01/01/2017 to 12/31/2017	$31.52790	$35.28495	2,774,803
01/01/2018 to 12/31/2018	$35.28495	$28.99369	2,141,063
01/01/2019 to 12/31/2019	$28.99369	$34.50787	1,659,016
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.65255	$11.58445	100,001,194
01/01/2011 to 12/31/2011	$11.58445	$11.50704	96,778,216
01/01/2012 to 12/31/2012	$11.50704	$12.49092	98,362,559
01/01/2013 to 12/31/2013	$12.49092	$13.41643	79,093,854
01/01/2014 to 12/31/2014	$13.41643	$13.95709	69,937,144
01/01/2015 to 12/31/2015	$13.95709	$13.74652	60,478,072
01/01/2016 to 12/31/2016	$13.74652	$14.26721	53,321,376
01/01/2017 to 12/31/2017	$14.26721	$15.45393	48,157,612
01/01/2018 to 12/31/2018	$15.45393	$14.76594	36,694,167
01/01/2019 to 12/31/2019	$14.76594	$16.66284	26,977,684
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$14.45984	$18.84985	4,200,876
01/01/2011 to 12/31/2011	$18.84985	$16.10840	4,029,967
01/01/2012 to 12/31/2012	$16.10840	$19.02245	3,987,156
01/01/2013 to 12/31/2013	$19.02245	$26.34396	3,589,232
01/01/2014 to 12/31/2014	$26.34396	$27.18947	3,049,744
01/01/2015 to 12/31/2015	$27.18947	$27.09786	2,435,616
01/01/2016 to 12/31/2016	$27.09786	$28.70362	2,019,066
01/01/2017 to 12/31/2017	$28.70362	$36.04862	1,824,209
01/01/2018 to 12/31/2018	$36.04862	$31.60636	1,485,600
01/01/2019 to 12/31/2019	$31.60636	$42.42558	1,060,339
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.87798	$11.91138	4,648,452
01/01/2011 to 12/31/2011	$11.91138	$11.60040	3,213,655
01/01/2012 to 12/31/2012	$11.60040	$12.79787	3,096,260
01/01/2013 to 12/31/2013	$12.79787	$17.01398	4,073,887
01/01/2014 to 12/31/2014	$17.01398	$17.37236	3,201,641
01/01/2015 to 12/31/2015	$17.37236	$17.22002	3,111,281
01/01/2016 to 12/31/2016	$17.22002	$18.98180	2,541,436
01/01/2017 to 12/31/2017	$18.98180	$23.13433	2,373,358
01/01/2018 to 12/31/2018	$23.13433	$20.83844	2,003,260
01/01/2019 to 12/31/2019	$20.83844	$26.66777	1,573,876
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.11106	$17.48588	6,195,308
01/01/2011 to 12/31/2011	$17.48588	$16.17000	5,166,090
01/01/2012 to 12/31/2012	$16.17000	$18.79089	3,913,693
01/01/2013 to 12/31/2013	$18.79089	$25.39300	3,418,708
01/01/2014 to 12/31/2014	$25.39300	$26.28974	2,808,610
01/01/2015 to 12/31/2015	$26.28974	$24.74160	2,217,703
01/01/2016 to 12/31/2016	$24.74160	$31.44064	2,012,505
01/01/2017 to 12/31/2017	$31.44064	$33.19514	1,801,371
01/01/2018 to 12/31/2018	$33.19514	$27.07026	1,411,502
01/01/2019 to 12/31/2019	$27.07026	$32.47543	1,040,641

A-18

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.54281	$12.00822	12,250,636
01/01/2011 to 12/31/2011	$12.00822	$11.61022	9,294,364
01/01/2012 to 12/31/2012	$11.61022	$13.42613	10,725,477
01/01/2013 to 12/31/2013	$13.42613	$19.01819	11,809,685
01/01/2014 to 12/31/2014	$19.01819	$20.26543	11,237,461
01/01/2015 to 12/31/2015	$20.26543	$21.84110	10,710,975
01/01/2016 to 12/31/2016	$21.84110	$22.06119	8,827,493
01/01/2017 to 12/31/2017	$22.06119	$29.91878	7,920,851
01/01/2018 to 12/31/2018	$29.91878	$30.56007	6,705,902
01/01/2019 to 12/31/2019	$30.56007	$38.54072	4,887,345
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.51138	$12.73012	3,942,580
01/01/2011 to 12/31/2011	$12.73012	$12.45869	3,528,509
01/01/2012 to 12/31/2012	$12.45869	$13.89489	3,502,241
01/01/2013 to 12/31/2013	$13.89489	$18.39802	2,924,047
01/01/2014 to 12/31/2014	$18.39802	$18.37636	2,608,050
01/01/2015 to 12/31/2015	$18.37636	$16.97727	1,990,270
01/01/2016 to 12/31/2016	$16.97727	$17.72105	1,666,275
01/01/2017 to 12/31/2017	$17.72105	$20.31456	1,508,223
01/01/2018 to 12/31/2018	$20.31456	$18.03762	1,557,450
01/01/2019 to 12/31/2019	$18.03762	$22.34713	5,471,448
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$15.07011	$15.67276	7,114,847
01/01/2011 to 12/31/2011	$15.67276	$16.05020	6,639,260
01/01/2012 to 12/31/2012	$16.05020	$16.60993	5,533,305
01/01/2013 to 12/31/2013	$16.60993	$15.72265	4,600,108
01/01/2014 to 12/31/2014	$15.72265	$15.54940	3,672,856
01/01/2015 to 12/31/2015	$15.54940	$14.58660	2,897,161
01/01/2016 to 12/31/2016	$14.58660	$14.97157	2,569,689
01/01/2017 to 12/31/2017	$14.97157	$15.02573	2,555,780
01/01/2018 to 12/31/2018	$15.02573	$15.07193	1,855,828
01/01/2019 to 12/31/2019	$15.07193	$15.06099	1,606,587
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.11071	$14.72294	2,978,973
01/01/2011 to 12/31/2011	$14.72294	$13.98059	2,405,087
01/01/2012 to 12/31/2012	$13.98059	$16.28103	2,424,624
01/01/2013 to 12/31/2013	$16.28103	$21.20296	2,138,372
01/01/2014 to 12/31/2014	$21.20296	$23.97472	1,904,816
01/01/2015 to 12/31/2015	$23.97472	$22.02086	1,494,027
01/01/2016 to 12/31/2016	$22.02086	$24.68960	1,298,357
01/01/2017 to 12/31/2017	$24.68960	$28.78313	1,173,758
01/01/2018 to 12/31/2018	$28.78313	$23.62781	878,983
01/01/2019 to 12/31/2019	$23.62781	$27.68697	735,703
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.21392	$10.82874	17,651,916
01/01/2011 to 12/31/2011	$10.82874	$11.29192	18,170,336
01/01/2012 to 12/31/2012	$11.29192	$11.97752	18,416,796
01/01/2013 to 12/31/2013	$11.97752	$11.60405	17,928,589
01/01/2014 to 12/31/2014	$11.60405	$12.23394	19,702,934
01/01/2015 to 12/31/2015	$12.23394	$12.18082	18,938,735
01/01/2016 to 12/31/2016	$12.18082	$12.59720	19,007,777
01/01/2017 to 12/31/2017	$12.59720	$13.17153	19,214,511
01/01/2018 to 12/31/2018	$13.17153	$12.65978	20,284,879
01/01/2019 to 12/31/2019	$12.65978	$13.98248	16,984,697

A-19

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.32619	$16.11364	637,587
01/01/2011 to 12/31/2011	$16.11364	$13.82121	523,908
01/01/2012 to 12/31/2012	$13.82121	$15.45248	401,945
01/01/2013 to 12/31/2013	$15.45248	$18.22775	283,907
01/01/2014 to 12/31/2014	$18.22775	$16.97668	217,416
01/01/2015 to 12/31/2015	$16.97668	$17.07985	210,347
01/01/2016 to 12/31/2016	$17.07985	$17.34553	138,372
01/01/2017 to 12/31/2017	$17.34553	$21.30098	113,199
01/01/2018 to 12/31/2018	$21.30098	$17.41592	73,608
01/01/2019 to 12/31/2019	$17.41592	$19.78390	59,322
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.54043	$15.81530	385,986
01/01/2011 to 12/31/2011	$15.81530	$14.72149	411,256
01/01/2012 to 12/31/2012	$14.72149	$17.48336	413,544
01/01/2013 to 12/31/2013	$17.48336	$24.11014	306,342
01/01/2014 to 12/31/2014	$24.11014	$24.68160	201,332
01/01/2015 to 12/31/2015	$24.68160	$24.66780	142,859
01/01/2016 to 12/31/2016	$24.66780	$24.44784	93,681
01/01/2017 to 12/31/2017	$24.44784	$32.45008	70,682
01/01/2018 to 12/31/2018	$32.45008	$32.07718	55,802
01/01/2019 to 12/31/2019	$32.07718	$43.34529	45,145
*Denotes the start date of these sub-accounts

A-20

Optimum Four
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps and Combo
5%/HAV 80 bps (3.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.13423	$13.17192	65,536
01/01/2011 to 12/31/2011	$13.17192	$12.43126	29,622
01/01/2012 to 12/31/2012	$12.43126	$13.56586	36,253
01/01/2013 to 12/31/2013	$13.56586	$14.46408	11,985
01/01/2014 to 12/31/2014	$14.46408	$14.55840	21,734
01/01/2015 to 12/31/2015	$14.55840	$13.65997	12,885
01/01/2016 to 12/31/2016	$13.65997	$14.08352	6,722
01/01/2017 to 12/31/2017	$14.08352	$15.37365	19,724
01/01/2018 to 12/31/2018	$15.37365	$13.68977	3,906
01/01/2019 to 12/31/2019	$13.68977	$15.40315	11,000
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.96015	$13.02349	131,786
01/01/2011 to 12/31/2011	$13.02349	$12.47353	52,667
01/01/2012 to 12/31/2012	$12.47353	$13.60110	56,424
01/01/2013 to 12/31/2013	$13.60110	$15.51347	26,419
01/01/2014 to 12/31/2014	$15.51347	$16.02123	35,868
01/01/2015 to 12/31/2015	$16.02123	$15.60653	19,466
01/01/2016 to 12/31/2016	$15.60653	$16.08478	10,566
01/01/2017 to 12/31/2017	$16.08478	$17.92023	9,394
01/01/2018 to 12/31/2018	$17.92023	$16.51349	3,621
01/01/2019 to 12/31/2019	$16.51349	$19.11860	4,491
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$10.41264	$10.48881	8,917
01/01/2011 to 12/31/2011	$10.48881	$10.39821	3,150
01/01/2012 to 12/31/2012	$10.39821	$10.55386	3,391
01/01/2013 to 12/31/2013	$10.55386	$10.00959	590
01/01/2014 to 12/31/2014	$10.00959	$9.69502	546
01/01/2015 to 12/31/2015	$9.69502	$9.44474	376
01/01/2016 to 12/31/2016	$9.44474	$9.30721	302
01/01/2017 to 12/31/2017	$9.30721	$9.17786	312
01/01/2018 to 12/31/2018	$9.17786	$8.96257	245
01/01/2019 to 12/31/2019	$8.96257	$9.09083	17
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$10.97629	$11.46296	174,087
01/01/2011 to 12/31/2011	$11.46296	$11.46724	92,726
01/01/2012 to 12/31/2012	$11.46724	$12.15323	96,820
01/01/2013 to 12/31/2013	$12.15323	$11.56610	35,919
01/01/2014 to 12/31/2014	$11.56610	$11.68773	32,447
01/01/2015 to 12/31/2015	$11.68773	$11.09239	10,690
01/01/2016 to 12/31/2016	$11.09239	$11.20959	6,473
01/01/2017 to 12/31/2017	$11.20959	$11.34268	8,466
01/01/2018 to 12/31/2018	$11.34268	$10.92236	2,599
01/01/2019 to 12/31/2019	$10.92236	$11.56618	7,115

A-21

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.51126	$10.26888	0
01/01/2011 to 12/31/2011	$10.26888	$11.54677	0
01/01/2012 to 12/31/2012	$11.54677	$11.84987	57,097
01/01/2013 to 12/31/2013	$11.84987	$10.93332	75,887
01/01/2014 to 12/31/2014	$10.93332	$11.05193	30,895
01/01/2015 to 12/31/2015	$11.05193	$10.82962	25,134
01/01/2016 to 12/31/2016	$10.82962	$10.65201	16,045
01/01/2017 to 12/31/2017	$10.65201	$10.40648	18,460
01/01/2018 to 12/31/2018	$10.40648	$10.14435	107,109
01/01/2019 to 12/31/2019	$10.14435	$9.97252	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.18840	$9.96331	67,081
01/01/2011 to 12/31/2011	$9.96331	$11.46436	5,989
01/01/2012 to 12/31/2012	$11.46436	$11.81648	3,224
01/01/2013 to 12/31/2013	$11.81648	$10.70951	100,166
01/01/2014 to 12/31/2014	$10.70951	$11.02243	58,122
01/01/2015 to 12/31/2015	$11.02243	$10.84945	72,462
01/01/2016 to 12/31/2016	$10.84945	$10.72518	59,214
01/01/2017 to 12/31/2017	$10.72518	$10.49099	22,390
01/01/2018 to 12/31/2018	$10.49099	$10.19900	24,210
01/01/2019 to 12/31/2019	$10.19900	$10.23382	78,566
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99661	$10.86825	55,827
01/01/2011 to 12/31/2011	$10.86825	$12.67668	479,189
01/01/2012 to 12/31/2012	$12.67668	$13.12442	250,845
01/01/2013 to 12/31/2013	$13.12442	$11.83332	78,873
01/01/2014 to 12/31/2014	$11.83332	$12.35365	169,047
01/01/2015 to 12/31/2015	$12.35365	$12.19038	135,676
01/01/2016 to 12/31/2016	$12.19038	$12.05982	107,083
01/01/2017 to 12/31/2017	$12.05982	$11.87777	39,969
01/01/2018 to 12/31/2018	$11.87777	$11.52135	45,222
01/01/2019 to 12/31/2019	$11.52135	$11.73599	18,532
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99745	$11.86808	148,179
01/01/2012 to 12/31/2012	$11.86808	$12.17835	231,919
01/01/2013 to 12/31/2013	$12.17835	$10.65620	25,469
01/01/2014 to 12/31/2014	$10.65620	$11.40245	15,562
01/01/2015 to 12/31/2015	$11.40245	$11.28653	63,122
01/01/2016 to 12/31/2016	$11.28653	$11.14290	56,736
01/01/2017 to 12/31/2017	$11.14290	$10.97341	30,470
01/01/2018 to 12/31/2018	$10.97341	$10.62125	31,856
01/01/2019 to 12/31/2019	$10.62125	$10.90390	26,195
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99662	$10.26629	77,251
01/01/2013 to 12/31/2013	$10.26629	$8.93791	685,322
01/01/2014 to 12/31/2014	$8.93791	$9.75885	475,047
01/01/2015 to 12/31/2015	$9.75885	$9.71746	181,993
01/01/2016 to 12/31/2016	$9.71746	$9.60176	146,254
01/01/2017 to 12/31/2017	$9.60176	$9.46757	141,379
01/01/2018 to 12/31/2018	$9.46757	$9.15306	139,108
01/01/2019 to 12/31/2019	$9.15306	$9.45152	0

A-22

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99830	$8.63809	347,529
01/01/2014 to 12/31/2014	$8.63809	$9.59655	177,322
01/01/2015 to 12/31/2015	$9.59655	$9.56811	10,739
01/01/2016 to 12/31/2016	$9.56811	$9.45386	10,735
01/01/2017 to 12/31/2017	$9.45386	$9.32049	10,732
01/01/2018 to 12/31/2018	$9.32049	$8.97654	10,728
01/01/2019 to 12/31/2019	$8.97654	$9.39531	10,724
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99830	$11.15903	16,526
01/01/2015 to 12/31/2015	$11.15903	$11.03498	330,937
01/01/2016 to 12/31/2016	$11.03498	$10.96374	5,209
01/01/2017 to 12/31/2017	$10.96374	$10.82471	5,260
01/01/2018 to 12/31/2018	$10.82471	$10.41563	96,691
01/01/2019 to 12/31/2019	$10.41563	$10.97828	67,275
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99830	$9.81132	181,833
01/01/2016 to 12/31/2016	$9.81132	$9.71032	274,087
01/01/2017 to 12/31/2017	$9.71032	$9.64288	225,397
01/01/2018 to 12/31/2018	$9.64288	$9.25003	247,437
01/01/2019 to 12/31/2019	$9.25003	$9.86736	75,349
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99662	$9.75403	378,937
01/01/2017 to 12/31/2017	$9.75403	$9.71124	308,557
01/01/2018 to 12/31/2018	$9.71124	$9.29490	334,853
01/01/2019 to 12/31/2019	$9.29490	$9.97447	190,723
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99661	$9.90917	1,781
01/01/2018 to 12/31/2018	$9.90917	$9.40790	2,547
01/01/2019 to 12/31/2019	$9.40790	$10.17804	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99661	$9.53824	0
01/01/2019 to 12/31/2019	$9.53824	$10.38454	2,438
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99830	$11.09122	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.22725	$13.44012	112,968
01/01/2011 to 12/31/2011	$13.44012	$12.71472	48,818
01/01/2012 to 12/31/2012	$12.71472	$14.01774	64,061
01/01/2013 to 12/31/2013	$14.01774	$16.67266	34,911
01/01/2014 to 12/31/2014	$16.67266	$17.29480	31,756
01/01/2015 to 12/31/2015	$17.29480	$16.85680	17,277
01/01/2016 to 12/31/2016	$16.85680	$17.46123	13,019
01/01/2017 to 12/31/2017	$17.46123	$19.95897	8,986
01/01/2018 to 12/31/2018	$19.95897	$18.14380	2,409
01/01/2019 to 12/31/2019	$18.14380	$21.50410	4,496

A-23

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.41408	$17.98463	2,762
01/01/2011 to 12/31/2011	$17.98463	$18.58624	1,055
01/01/2012 to 12/31/2012	$18.58624	$20.78393	1,973
01/01/2013 to 12/31/2013	$20.78393	$20.78128	973
01/01/2014 to 12/31/2014	$20.78128	$26.37632	1,299
01/01/2015 to 12/31/2015	$26.37632	$26.81074	824
01/01/2016 to 12/31/2016	$26.81074	$27.24708	279
01/01/2017 to 12/31/2017	$27.24708	$28.06837	333
01/01/2018 to 12/31/2018	$28.06837	$25.91371	0
01/01/2019 to 12/31/2019	$25.91371	$32.96635	0
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.80078	$9.50418	66,807
01/01/2011 to 12/31/2011	$9.50418	$9.21691	22,753
01/01/2012 to 12/31/2012	$9.21691	$8.93594	21,654
01/01/2013 to 12/31/2013	$8.93594	$8.66333	38,219
01/01/2014 to 12/31/2014	$8.66333	$8.39917	34,608
01/01/2015 to 12/31/2015	$8.39917	$8.14297	10,538
01/01/2016 to 12/31/2016	$8.14297	$7.89524	3,237
01/01/2017 to 12/31/2017	$7.89524	$7.68106	1,578
01/01/2018 to 12/31/2018	$7.68106	$7.54238	1,173
01/01/2019 to 12/31/2019	$7.54238	$7.43589	619
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.64759	$13.87561	14,237
01/01/2011 to 12/31/2011	$13.87561	$12.89017	2,571
01/01/2012 to 12/31/2012	$12.89017	$14.60658	3,452
01/01/2013 to 12/31/2013	$14.60658	$19.80633	2,533
01/01/2014 to 12/31/2014	$19.80633	$21.84200	2,755
01/01/2015 to 12/31/2015	$21.84200	$19.51637	1,714
01/01/2016 to 12/31/2016	$19.51637	$22.68548	873
01/01/2017 to 12/31/2017	$22.68548	$26.21723	1,408
01/01/2018 to 12/31/2018	$26.21723	$21.81645	427
01/01/2019 to 12/31/2019	$21.81645	$27.39578	1,402
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$13.18206	$14.63316	11,291
01/01/2011 to 12/31/2011	$14.63316	$12.35377	3,255
01/01/2012 to 12/31/2012	$12.35377	$14.41562	4,810
01/01/2013 to 12/31/2013	$14.41562	$16.63952	2,931
01/01/2014 to 12/31/2014	$16.63952	$15.24057	3,701
01/01/2015 to 12/31/2015	$15.24057	$15.24080	2,164
01/01/2016 to 12/31/2016	$15.24080	$14.21873	923
01/01/2017 to 12/31/2017	$14.21873	$18.67047	1,564
01/01/2018 to 12/31/2018	$18.67047	$15.68508	465
01/01/2019 to 12/31/2019	$15.68508	$20.08998	1,807
AST International Value Portfolio
01/01/2010 to 12/31/2010	$13.01465	$14.01639	2,501
01/01/2011 to 12/31/2011	$14.01639	$11.88393	1,271
01/01/2012 to 12/31/2012	$11.88393	$13.44221	1,073
01/01/2013 to 12/31/2013	$13.44221	$15.56934	345
01/01/2014 to 12/31/2014	$15.56934	$14.08243	415
01/01/2015 to 12/31/2015	$14.08243	$13.76436	251
01/01/2016 to 12/31/2016	$13.76436	$13.42303	154
01/01/2017 to 12/31/2017	$13.42303	$15.98390	225
01/01/2018 to 12/31/2018	$15.98390	$12.99339	52
01/01/2019 to 12/31/2019	$12.99339	$15.11950	126

A-24

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.49762	$14.02444	15,984
01/01/2011 to 12/31/2011	$14.02444	$12.35294	3,646
01/01/2012 to 12/31/2012	$12.35294	$14.59931	4,897
01/01/2013 to 12/31/2013	$14.59931	$16.32824	2,837
01/01/2014 to 12/31/2014	$16.32824	$14.82251	3,439
01/01/2015 to 12/31/2015	$14.82251	$13.96868	1,733
01/01/2016 to 12/31/2016	$13.96868	$13.80530	460
01/01/2017 to 12/31/2017	$13.80530	$17.35196	2,443
01/01/2018 to 12/31/2018	$17.35196	$13.88128	1,107
01/01/2019 to 12/31/2019	$13.88128	$17.12163	4,282
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.62973	$14.66343	10,205
01/01/2011 to 12/31/2011	$14.66343	$14.08713	6,178
01/01/2012 to 12/31/2012	$14.08713	$15.33193	5,047
01/01/2013 to 12/31/2013	$15.33193	$20.30662	4,771
01/01/2014 to 12/31/2014	$20.30662	$21.77222	5,355
01/01/2015 to 12/31/2015	$21.77222	$23.23422	1,841
01/01/2016 to 12/31/2016	$23.23422	$23.78353	1,480
01/01/2017 to 12/31/2017	$23.78353	$30.66791	658
01/01/2018 to 12/31/2018	$30.66791	$28.92830	276
01/01/2019 to 12/31/2019	$28.92830	$36.91742	245
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.07012	$13.19825	19,094
01/01/2011 to 12/31/2011	$13.19825	$12.72029	5,650
01/01/2012 to 12/31/2012	$12.72029	$14.43854	12,520
01/01/2013 to 12/31/2013	$14.43854	$19.13659	7,446
01/01/2014 to 12/31/2014	$19.13659	$20.16893	7,479
01/01/2015 to 12/31/2015	$20.16893	$20.96737	3,288
01/01/2016 to 12/31/2016	$20.96737	$20.71797	1,593
01/01/2017 to 12/31/2017	$20.71797	$26.25673	2,715
01/01/2018 to 12/31/2018	$26.25673	$25.99864	294
01/01/2019 to 12/31/2019	$25.99864	$34.72853	1,005
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.39410	$15.56025	11,918
01/01/2011 to 12/31/2011	$15.56025	$14.63721	5,719
01/01/2012 to 12/31/2012	$14.63721	$16.97338	5,361
01/01/2013 to 12/31/2013	$16.97338	$21.75332	3,788
01/01/2014 to 12/31/2014	$21.75332	$23.52086	5,202
01/01/2015 to 12/31/2015	$23.52086	$21.50686	3,500
01/01/2016 to 12/31/2016	$21.50686	$21.19540	1,347
01/01/2017 to 12/31/2017	$21.19540	$26.11843	1,986
01/01/2018 to 12/31/2018	$26.11843	$24.21616	598
01/01/2019 to 12/31/2019	$24.21616	$30.55741	1,346
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.62485	$16.30541	2,199
01/01/2011 to 12/31/2011	$16.30541	$15.41607	751
01/01/2012 to 12/31/2012	$15.41607	$17.50500	4,345
01/01/2013 to 12/31/2013	$17.50500	$24.10075	3,593
01/01/2014 to 12/31/2014	$24.10075	$26.69542	2,440
01/01/2015 to 12/31/2015	$26.69542	$24.42218	683
01/01/2016 to 12/31/2016	$24.42218	$27.99599	1,274
01/01/2017 to 12/31/2017	$27.99599	$30.88754	538
01/01/2018 to 12/31/2018	$30.88754	$25.01680	266
01/01/2019 to 12/31/2019	$25.01680	$29.35091	127

A-25

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.52896	$12.35906	141,279
01/01/2011 to 12/31/2011	$12.35906	$12.10214	76,596
01/01/2012 to 12/31/2012	$12.10214	$12.94955	76,027
01/01/2013 to 12/31/2013	$12.94955	$13.71111	18,950
01/01/2014 to 12/31/2014	$13.71111	$14.06060	22,497
01/01/2015 to 12/31/2015	$14.06060	$13.65131	38,106
01/01/2016 to 12/31/2016	$13.65131	$13.96743	25,200
01/01/2017 to 12/31/2017	$13.96743	$14.91465	21,418
01/01/2018 to 12/31/2018	$14.91465	$14.04664	13,522
01/01/2019 to 12/31/2019	$14.04664	$15.62558	2,266
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.89626	$16.57264	4,862
01/01/2011 to 12/31/2011	$16.57264	$13.96101	5,255
01/01/2012 to 12/31/2012	$13.96101	$16.25136	5,823
01/01/2013 to 12/31/2013	$16.25136	$22.18619	4,781
01/01/2014 to 12/31/2014	$22.18619	$22.57224	6,128
01/01/2015 to 12/31/2015	$22.57224	$22.17579	3,068
01/01/2016 to 12/31/2016	$22.17579	$23.15637	2,333
01/01/2017 to 12/31/2017	$23.15637	$28.66935	1,802
01/01/2018 to 12/31/2018	$28.66935	$24.77626	568
01/01/2019 to 12/31/2019	$24.77626	$32.78422	1,286
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.04607	$17.25484	4,684
01/01/2011 to 12/31/2011	$17.25484	$16.56567	1,545
01/01/2012 to 12/31/2012	$16.56567	$18.01496	4,955
01/01/2013 to 12/31/2013	$18.01496	$23.60916	3,505
01/01/2014 to 12/31/2014	$23.60916	$23.76318	1,821
01/01/2015 to 12/31/2015	$23.76318	$23.21933	565
01/01/2016 to 12/31/2016	$23.21933	$25.23170	359
01/01/2017 to 12/31/2017	$25.23170	$30.31524	296
01/01/2018 to 12/31/2018	$30.31524	$26.91557	125
01/01/2019 to 12/31/2019	$26.91557	$33.95462	16
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.85470	$15.70267	9,508
01/01/2011 to 12/31/2011	$15.70267	$14.31444	2,394
01/01/2012 to 12/31/2012	$14.31444	$16.39737	3,290
01/01/2013 to 12/31/2013	$16.39737	$21.84352	2,171
01/01/2014 to 12/31/2014	$21.84352	$22.29292	2,870
01/01/2015 to 12/31/2015	$22.29292	$20.68133	1,386
01/01/2016 to 12/31/2016	$20.68133	$25.90830	490
01/01/2017 to 12/31/2017	$25.90830	$26.96583	911
01/01/2018 to 12/31/2018	$26.96583	$21.67524	281
01/01/2019 to 12/31/2019	$21.67524	$25.63313	1,252
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.07203	$14.67738	16,473
01/01/2011 to 12/31/2011	$14.67738	$13.98915	4,943
01/01/2012 to 12/31/2012	$13.98915	$15.94641	7,580
01/01/2013 to 12/31/2013	$15.94641	$22.26707	3,641
01/01/2014 to 12/31/2014	$22.26707	$23.38955	8,038
01/01/2015 to 12/31/2015	$23.38955	$24.84940	3,791
01/01/2016 to 12/31/2016	$24.84940	$24.74353	1,822
01/01/2017 to 12/31/2017	$24.74353	$33.08066	2,752
01/01/2018 to 12/31/2018	$33.08066	$33.30598	869
01/01/2019 to 12/31/2019	$33.30598	$41.40591	3,621

A-26

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.67107	$13.81326	2,749
01/01/2011 to 12/31/2011	$13.81326	$13.32671	1,157
01/01/2012 to 12/31/2012	$13.32671	$14.65094	912
01/01/2013 to 12/31/2013	$14.65094	$19.12313	533
01/01/2014 to 12/31/2014	$19.12313	$18.82863	3,009
01/01/2015 to 12/31/2015	$18.82863	$17.14728	1,113
01/01/2016 to 12/31/2016	$17.14728	$17.64438	429
01/01/2017 to 12/31/2017	$17.64438	$19.93961	663
01/01/2018 to 12/31/2018	$19.93961	$17.45117	99
01/01/2019 to 12/31/2019	$17.45117	$21.31278	1,084
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.03013	$11.30797	13,161
01/01/2011 to 12/31/2011	$11.30797	$11.41592	8,552
01/01/2012 to 12/31/2012	$11.41592	$11.64546	8,562
01/01/2013 to 12/31/2013	$11.64546	$10.86650	953
01/01/2014 to 12/31/2014	$10.86650	$10.59371	1,094
01/01/2015 to 12/31/2015	$10.59371	$9.79616	886
01/01/2016 to 12/31/2016	$9.79616	$9.91198	317
01/01/2017 to 12/31/2017	$9.91198	$9.80663	92
01/01/2018 to 12/31/2018	$9.80663	$9.69588	0
01/01/2019 to 12/31/2019	$9.69588	$9.55090	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.14232	$15.74998	8,558
01/01/2011 to 12/31/2011	$15.74998	$14.74335	4,926
01/01/2012 to 12/31/2012	$14.74335	$16.92440	5,226
01/01/2013 to 12/31/2013	$16.92440	$21.72727	2,453
01/01/2014 to 12/31/2014	$21.72727	$24.21804	4,675
01/01/2015 to 12/31/2015	$24.21804	$21.92766	1,847
01/01/2016 to 12/31/2016	$21.92766	$24.23608	1,021
01/01/2017 to 12/31/2017	$24.23608	$27.85350	1,657
01/01/2018 to 12/31/2018	$27.85350	$22.53706	45
01/01/2019 to 12/31/2019	$22.53706	$26.03288	123
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.68479	$11.16670	8,009
01/01/2011 to 12/31/2011	$11.16670	$11.47905	2,004
01/01/2012 to 12/31/2012	$11.47905	$12.00221	4,104
01/01/2013 to 12/31/2013	$12.00221	$11.46238	1,345
01/01/2014 to 12/31/2014	$11.46238	$11.91261	3,980
01/01/2015 to 12/31/2015	$11.91261	$11.69202	2,333
01/01/2016 to 12/31/2016	$11.69202	$11.92010	1,618
01/01/2017 to 12/31/2017	$11.92010	$12.28657	1,938
01/01/2018 to 12/31/2018	$12.28657	$11.64003	969
01/01/2019 to 12/31/2019	$11.64003	$12.67327	4,115
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.94130	$14.34428	0
01/01/2011 to 12/31/2011	$14.34428	$12.12850	0
01/01/2012 to 12/31/2012	$12.12850	$13.36647	0
01/01/2013 to 12/31/2013	$13.36647	$15.54281	0
01/01/2014 to 12/31/2014	$15.54281	$14.26996	0
01/01/2015 to 12/31/2015	$14.26996	$14.15232	0
01/01/2016 to 12/31/2016	$14.15232	$14.16841	0
01/01/2017 to 12/31/2017	$14.16841	$17.15261	0
01/01/2018 to 12/31/2018	$17.15261	$13.82316	0
01/01/2019 to 12/31/2019	$13.82316	$15.47926	0

A-27

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.82477	$14.81485	0
01/01/2011 to 12/31/2011	$14.81485	$13.59427	0
01/01/2012 to 12/31/2012	$13.59427	$15.91436	0
01/01/2013 to 12/31/2013	$15.91436	$21.63442	0
01/01/2014 to 12/31/2014	$21.63442	$21.83186	0
01/01/2015 to 12/31/2015	$21.83186	$21.50910	0
01/01/2016 to 12/31/2016	$21.50910	$21.01476	0
01/01/2017 to 12/31/2017	$21.01476	$27.49783	0
01/01/2018 to 12/31/2018	$27.49783	$26.79266	0
01/01/2019 to 12/31/2019	$26.79266	$35.68917	0
*Denotes the start date of these sub-accounts

A-28

Optimum Plus
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With No Optional Benefits Cliff M&E (0.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.43785	$13.28419	3,302,095
01/01/2014 to 12/31/2014	$13.28419	$13.70177	4,233,346
01/01/2015 to 12/31/2015	$13.70177	$13.17454	4,275,666
01/01/2016 to 12/31/2016	$13.17454	$13.91823	7,653,121
01/01/2017 to 12/31/2017	$13.91823	$15.56812	17,046,560
01/01/2018 to 12/31/2018	$15.56812	$14.20813	17,277,340
01/01/2019 to 12/31/2019	$14.20813	$16.38199	26,202,776
AST Balanced Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.02090	$14.82427	2,849,628
01/01/2014 to 12/31/2014	$14.82427	$15.68843	3,274,796
01/01/2015 to 12/31/2015	$15.68843	$15.66066	4,187,549
01/01/2016 to 12/31/2016	$15.66066	$16.53880	8,248,576
01/01/2017 to 12/31/2017	$16.53880	$18.88058	21,352,492
01/01/2018 to 12/31/2018	$18.88058	$17.83171	25,969,719
01/01/2019 to 12/31/2019	$17.83171	$21.15566	35,476,617
AST BlackRock Low Duration Bond Portfolio
02/04/2013 to 12/31/2013	$20.68011	$20.14971	2,801,507
01/01/2014 to 12/31/2014	$20.14971	$19.99945	2,847,394
01/01/2015 to 12/31/2015	$19.99945	$19.96538	2,661,208
01/01/2016 to 12/31/2016	$19.96538	$20.16033	2,499,016
01/01/2017 to 12/31/2017	$20.16033	$20.37142	2,658,656
01/01/2018 to 12/31/2018	$20.37142	$20.38931	2,645,887
01/01/2019 to 12/31/2019	$20.38931	$21.19276	2,959,786
AST BlackRock/Loomis Sayles Bond Portfolio
02/04/2013 to 12/31/2013	$28.95270	$28.29890	3,800,767
01/01/2014 to 12/31/2014	$28.29890	$29.30456	3,324,750
01/01/2015 to 12/31/2015	$29.30456	$28.50038	3,258,429
01/01/2016 to 12/31/2016	$28.50038	$29.51247	4,058,167
01/01/2017 to 12/31/2017	$29.51247	$30.59987	7,460,536
01/01/2018 to 12/31/2018	$30.59987	$30.19918	7,727,763
01/01/2019 to 12/31/2019	$30.19918	$32.77077	10,806,181
AST Capital Growth Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$12.66358	$14.92172	4,132,517
01/01/2014 to 12/31/2014	$14.92172	$15.86168	5,683,698
01/01/2015 to 12/31/2015	$15.86168	$15.84275	7,368,448
01/01/2016 to 12/31/2016	$15.84275	$16.81594	14,217,154
01/01/2017 to 12/31/2017	$16.81594	$19.69547	31,659,316
01/01/2018 to 12/31/2018	$19.69547	$18.35014	38,132,142
01/01/2019 to 12/31/2019	$18.35014	$22.28672	52,396,972
AST Cohen & Steers Realty Portfolio
02/04/2013 to 12/31/2013	$34.92440	$34.35587	382,035
01/01/2014 to 12/31/2014	$34.35587	$44.68361	429,106
01/01/2015 to 12/31/2015	$44.68361	$46.54348	402,779
01/01/2016 to 12/31/2016	$46.54348	$48.46744	423,296
01/01/2017 to 12/31/2017	$48.46744	$51.16020	579,401
01/01/2018 to 12/31/2018	$51.16020	$48.40949	550,843
01/01/2019 to 12/31/2019	$48.40949	$63.10821	674,662

A-29

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
02/04/2013 to 12/31/2013	$15.19855	$15.10943	5,545,728
01/01/2014 to 12/31/2014	$15.10943	$15.01092	7,009,676
01/01/2015 to 12/31/2015	$15.01092	$14.91290	7,119,880
01/01/2016 to 12/31/2016	$14.91290	$14.81638	6,852,795
01/01/2017 to 12/31/2017	$14.81638	$14.77056	7,080,832
01/01/2018 to 12/31/2018	$14.77056	$14.86481	9,658,303
01/01/2019 to 12/31/2019	$14.86481	$15.01788	10,608,543
AST Hotchkis & Wiley Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$25.20420	$33.28529	358,350
01/01/2014 to 12/31/2014	$33.28529	$37.61471	443,673
01/01/2015 to 12/31/2015	$37.61471	$34.44205	446,128
01/01/2016 to 12/31/2016	$34.44205	$41.02324	578,942
01/01/2017 to 12/31/2017	$41.02324	$48.57917	797,292
01/01/2018 to 12/31/2018	$48.57917	$41.43184	854,236
01/01/2019 to 12/31/2019	$41.43184	$53.31484	1,112,927
AST International Growth Portfolio
02/04/2013 to 12/31/2013	$22.05907	$25.35990	1,229,002
01/01/2014 to 12/31/2014	$25.35990	$23.80315	1,559,437
01/01/2015 to 12/31/2015	$23.80315	$24.39293	1,572,634
01/01/2016 to 12/31/2016	$24.39293	$23.31893	1,595,691
01/01/2017 to 12/31/2017	$23.31893	$31.37470	1,743,680
01/01/2018 to 12/31/2018	$31.37470	$27.01463	1,743,956
01/01/2019 to 12/31/2019	$27.01463	$35.45730	1,828,366
AST International Value Portfolio
02/04/2013 to 12/31/2013	$20.57078	$23.67546	316,370
01/01/2014 to 12/31/2014	$23.67546	$21.94480	331,237
01/01/2015 to 12/31/2015	$21.94480	$21.98043	377,249
01/01/2016 to 12/31/2016	$21.98043	$21.96444	494,250
01/01/2017 to 12/31/2017	$21.96444	$26.79999	822,800
01/01/2018 to 12/31/2018	$26.79999	$22.32870	916,090
01/01/2019 to 12/31/2019	$22.32870	$26.62527	1,088,517
AST J.P. Morgan International Equity Portfolio
02/04/2013 to 12/31/2013	$26.18502	$29.44603	493,919
01/01/2014 to 12/31/2014	$29.44603	$27.39256	519,707
01/01/2015 to 12/31/2015	$27.39256	$26.45402	521,224
01/01/2016 to 12/31/2016	$26.45402	$26.78990	574,859
01/01/2017 to 12/31/2017	$26.78990	$34.50274	990,407
01/01/2018 to 12/31/2018	$34.50274	$28.28957	1,069,922
01/01/2019 to 12/31/2019	$28.28957	$35.75683	1,395,418
AST Loomis Sayles Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$22.76227	$29.54365	2,203,644
01/01/2014 to 12/31/2014	$29.54365	$32.45986	2,714,814
01/01/2015 to 12/31/2015	$32.45986	$35.49674	2,592,109
01/01/2016 to 12/31/2016	$35.49674	$37.23259	2,470,649
01/01/2017 to 12/31/2017	$37.23259	$49.19383	2,633,786
01/01/2018 to 12/31/2018	$49.19383	$47.55886	2,377,615
01/01/2019 to 12/31/2019	$47.55886	$62.19491	2,417,759
AST MFS Growth Portfolio
02/04/2013 to 12/31/2013	$10.79943	$14.04784	825,258
01/01/2014 to 12/31/2014	$14.04784	$15.17211	864,288
01/01/2015 to 12/31/2015	$15.17211	$16.16312	862,289
01/01/2016 to 12/31/2016	$16.16312	$16.36507	974,945
01/01/2017 to 12/31/2017	$16.36507	$21.25152	1,377,403
01/01/2018 to 12/31/2018	$21.25152	$21.56670	1,370,389
01/01/2019 to 12/31/2019	$21.56670	$29.52114	1,656,767

A-30

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$7.32398	$9.17056	1,866,674
01/01/2014 to 12/31/2014	$9.17056	$10.16119	2,054,799
01/01/2015 to 12/31/2015	$10.16119	$9.52113	4,086,768
01/01/2016 to 12/31/2016	$9.52113	$9.61489	4,450,159
01/01/2017 to 12/31/2017	$9.61489	$12.14029	6,921,815
01/01/2018 to 12/31/2018	$12.14029	$11.53645	7,167,080
01/01/2019 to 12/31/2019	$11.53645	$14.91768	8,973,251
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$43.70393	$57.58674	593,491
01/01/2014 to 12/31/2014	$57.58674	$65.36528	632,089
01/01/2015 to 12/31/2015	$65.36528	$61.27996	588,881
01/01/2016 to 12/31/2016	$61.27996	$71.98029	595,116
01/01/2017 to 12/31/2017	$71.98029	$81.37387	775,668
01/01/2018 to 12/31/2018	$81.37387	$67.54927	770,390
01/01/2019 to 12/31/2019	$67.54927	$81.21333	962,049
AST Preservation Asset Allocation Portfolio
02/04/2013 to 12/31/2013	$13.61007	$14.55895	3,852,365
01/01/2014 to 12/31/2014	$14.55895	$15.29958	3,583,397
01/01/2015 to 12/31/2015	$15.29958	$15.22193	4,194,357
01/01/2016 to 12/31/2016	$15.22193	$15.95874	6,948,644
01/01/2017 to 12/31/2017	$15.95874	$17.46135	12,393,167
01/01/2018 to 12/31/2018	$17.46135	$16.85466	14,490,335
01/01/2019 to 12/31/2019	$16.85466	$19.21341	21,372,711
AST Small-Cap Growth Opportunities Portfolio
02/04/2013 to 12/31/2013	$14.80266	$19.42995	878,841
01/01/2014 to 12/31/2014	$19.42995	$20.25743	1,058,177
01/01/2015 to 12/31/2015	$20.25743	$20.39441	1,095,306
01/01/2016 to 12/31/2016	$20.39441	$21.82195	1,095,490
01/01/2017 to 12/31/2017	$21.82195	$27.68356	1,418,074
01/01/2018 to 12/31/2018	$27.68356	$24.52057	1,458,312
01/01/2019 to 12/31/2019	$24.52057	$33.24867	1,762,794
AST Small-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$29.53272	$37.20616	252,009
01/01/2014 to 12/31/2014	$37.20616	$38.37610	252,894
01/01/2015 to 12/31/2015	$38.37610	$38.42630	270,848
01/01/2016 to 12/31/2016	$38.42630	$42.78718	339,888
01/01/2017 to 12/31/2017	$42.78718	$52.67592	530,286
01/01/2018 to 12/31/2018	$52.67592	$47.93408	556,315
01/01/2019 to 12/31/2019	$47.93408	$61.96647	780,185
AST Small-Cap Value Portfolio
02/04/2013 to 12/31/2013	$31.24335	$40.14664	755,633
01/01/2014 to 12/31/2014	$40.14664	$41.98705	805,379
01/01/2015 to 12/31/2015	$41.98705	$39.91627	803,339
01/01/2016 to 12/31/2016	$39.91627	$51.23806	730,558
01/01/2017 to 12/31/2017	$51.23806	$54.64572	803,223
01/01/2018 to 12/31/2018	$54.64572	$45.01897	784,653
01/01/2019 to 12/31/2019	$45.01897	$54.55683	893,539
AST T. Rowe Price Large-Cap Growth Portfolio
02/04/2013 to 12/31/2013	$21.69277	$29.71001	702,609
01/01/2014 to 12/31/2014	$29.71001	$31.98018	815,771
01/01/2015 to 12/31/2015	$31.98018	$34.81718	1,108,704
01/01/2016 to 12/31/2016	$34.81718	$35.52458	1,275,764
01/01/2017 to 12/31/2017	$35.52458	$48.66519	2,125,459
01/01/2018 to 12/31/2018	$48.66519	$50.21669	2,324,032
01/01/2019 to 12/31/2019	$50.21669	$63.97437	2,998,277

A-31

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
02/04/2013 to 12/31/2013	$14.60928	$18.44915	515,533
01/01/2014 to 12/31/2014	$18.44915	$18.61487	500,642
01/01/2015 to 12/31/2015	$18.61487	$17.37246	492,716
01/01/2016 to 12/31/2016	$17.37246	$18.31746	539,391
01/01/2017 to 12/31/2017	$18.31746	$21.21087	863,277
01/01/2018 to 12/31/2018	$21.21087	$19.02617	935,862
01/01/2019 to 12/31/2019	$19.02617	$23.81142	6,507,396
AST Templeton Global Bond Portfolio
02/04/2013 to 12/31/2013	$20.40314	$19.73350	1,057,340
01/01/2014 to 12/31/2014	$19.73350	$19.71444	1,171,818
01/01/2015 to 12/31/2015	$19.71444	$18.68194	1,103,519
01/01/2016 to 12/31/2016	$18.68194	$19.36935	1,107,507
01/01/2017 to 12/31/2017	$19.36935	$19.63657	1,390,332
01/01/2018 to 12/31/2018	$19.63657	$19.89846	1,352,053
01/01/2019 to 12/31/2019	$19.89846	$20.08621	1,590,385
AST WEDGE Capital Mid-Cap Value Portfolio
02/04/2013 to 12/31/2013	$18.07272	$22.38888	257,877
01/01/2014 to 12/31/2014	$22.38888	$25.57298	311,302
01/01/2015 to 12/31/2015	$25.57298	$23.72778	266,712
01/01/2016 to 12/31/2016	$23.72778	$26.87288	361,197
01/01/2017 to 12/31/2017	$26.87288	$31.64574	502,593
01/01/2018 to 12/31/2018	$31.64574	$26.24363	519,584
01/01/2019 to 12/31/2019	$26.24363	$31.06475	723,755
AST Western Asset Core Plus Bond Portfolio
02/04/2013 to 12/31/2013	$12.58309	$12.34542	772,270
01/01/2014 to 12/31/2014	$12.34542	$13.14798	1,243,823
01/01/2015 to 12/31/2015	$13.14798	$13.22403	1,531,862
01/01/2016 to 12/31/2016	$13.22403	$13.81477	2,469,176
01/01/2017 to 12/31/2017	$13.81477	$14.59080	5,417,683
01/01/2018 to 12/31/2018	$14.59080	$14.16731	9,309,786
01/01/2019 to 12/31/2019	$14.16731	$15.80649	13,056,084
Wells Fargo VT International Equity Fund - Class 1
02/04/2013 to 12/31/2013	$15.61330	$18.10304	111,142
01/01/2014 to 12/31/2014	$18.10304	$17.03214	110,933
01/01/2015 to 12/31/2015	$17.03214	$17.30996	166,509
01/01/2016 to 12/31/2016	$17.30996	$17.75740	147,868
01/01/2017 to 12/31/2017	$17.75740	$22.02768	155,207
01/01/2018 to 12/31/2018	$22.02768	$18.19433	135,358
01/01/2019 to 12/31/2019	$18.19433	$20.87830	119,123
Wells Fargo VT Omega Growth Fund - Class 1
02/04/2013 to 12/31/2013	$17.38763	$23.32445	126,037
01/01/2014 to 12/31/2014	$23.32445	$24.12008	114,255
01/01/2015 to 12/31/2015	$24.12008	$24.35173	106,941
01/01/2016 to 12/31/2016	$24.35173	$24.37925	86,987
01/01/2017 to 12/31/2017	$24.37925	$32.68691	81,122
01/01/2018 to 12/31/2018	$32.68691	$32.64186	80,911
01/01/2019 to 12/31/2019	$32.64186	$44.55658	86,490
*Denotes the start date of these sub-accounts

A-32

Optimum Plus
Prudential Annuities Life Assurance Corporation
Prospectus
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps and Combo
5%/HAV 80 bps (3.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.13423	$13.17192	65,536
01/01/2011 to 12/31/2011	$13.17192	$12.43126	29,622
01/01/2012 to 12/31/2012	$12.43126	$13.56586	36,253
01/01/2013 to 12/31/2013	$13.56586	$14.46408	11,985
01/01/2014 to 12/31/2014	$14.46408	$14.55840	21,734
01/01/2015 to 12/31/2015	$14.55840	$13.65997	12,885
01/01/2016 to 12/31/2016	$13.65997	$14.08352	6,722
01/01/2017 to 12/31/2017	$14.08352	$15.37365	19,724
01/01/2018 to 12/31/2018	$15.37365	$13.68977	3,906
01/01/2019 to 12/31/2019	$13.68977	$15.40315	11,000
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.96015	$13.02349	131,786
01/01/2011 to 12/31/2011	$13.02349	$12.47353	52,667
01/01/2012 to 12/31/2012	$12.47353	$13.60110	56,424
01/01/2013 to 12/31/2013	$13.60110	$15.51347	26,419
01/01/2014 to 12/31/2014	$15.51347	$16.02123	35,868
01/01/2015 to 12/31/2015	$16.02123	$15.60653	19,466
01/01/2016 to 12/31/2016	$15.60653	$16.08478	10,566
01/01/2017 to 12/31/2017	$16.08478	$17.92023	9,394
01/01/2018 to 12/31/2018	$17.92023	$16.51349	3,621
01/01/2019 to 12/31/2019	$16.51349	$19.11860	4,491
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$10.41264	$10.48881	8,917
01/01/2011 to 12/31/2011	$10.48881	$10.39821	3,150
01/01/2012 to 12/31/2012	$10.39821	$10.55386	3,391
01/01/2013 to 12/31/2013	$10.55386	$10.00959	590
01/01/2014 to 12/31/2014	$10.00959	$9.69502	546
01/01/2015 to 12/31/2015	$9.69502	$9.44474	376
01/01/2016 to 12/31/2016	$9.44474	$9.30721	302
01/01/2017 to 12/31/2017	$9.30721	$9.17786	312
01/01/2018 to 12/31/2018	$9.17786	$8.96257	245
01/01/2019 to 12/31/2019	$8.96257	$9.09083	17
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$10.97629	$11.46296	174,087
01/01/2011 to 12/31/2011	$11.46296	$11.46724	92,726
01/01/2012 to 12/31/2012	$11.46724	$12.15323	96,820
01/01/2013 to 12/31/2013	$12.15323	$11.56610	35,919
01/01/2014 to 12/31/2014	$11.56610	$11.68773	32,447
01/01/2015 to 12/31/2015	$11.68773	$11.09239	10,690
01/01/2016 to 12/31/2016	$11.09239	$11.20959	6,473
01/01/2017 to 12/31/2017	$11.20959	$11.34268	8,466
01/01/2018 to 12/31/2018	$11.34268	$10.92236	2,599
01/01/2019 to 12/31/2019	$10.92236	$11.56618	7,115

A-33

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.51126	$10.26888	0
01/01/2011 to 12/31/2011	$10.26888	$11.54677	0
01/01/2012 to 12/31/2012	$11.54677	$11.84987	57,097
01/01/2013 to 12/31/2013	$11.84987	$10.93332	75,887
01/01/2014 to 12/31/2014	$10.93332	$11.05193	30,895
01/01/2015 to 12/31/2015	$11.05193	$10.82962	25,134
01/01/2016 to 12/31/2016	$10.82962	$10.65201	16,045
01/01/2017 to 12/31/2017	$10.65201	$10.40648	18,460
01/01/2018 to 12/31/2018	$10.40648	$10.14435	107,109
01/01/2019 to 12/31/2019	$10.14435	$9.97252	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.18840	$9.96331	67,081
01/01/2011 to 12/31/2011	$9.96331	$11.46436	5,989
01/01/2012 to 12/31/2012	$11.46436	$11.81648	3,224
01/01/2013 to 12/31/2013	$11.81648	$10.70951	100,166
01/01/2014 to 12/31/2014	$10.70951	$11.02243	58,122
01/01/2015 to 12/31/2015	$11.02243	$10.84945	72,462
01/01/2016 to 12/31/2016	$10.84945	$10.72518	59,214
01/01/2017 to 12/31/2017	$10.72518	$10.49099	22,390
01/01/2018 to 12/31/2018	$10.49099	$10.19900	24,210
01/01/2019 to 12/31/2019	$10.19900	$10.23382	78,566
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99661	$10.86825	55,827
01/01/2011 to 12/31/2011	$10.86825	$12.67668	479,189
01/01/2012 to 12/31/2012	$12.67668	$13.12442	250,845
01/01/2013 to 12/31/2013	$13.12442	$11.83332	78,873
01/01/2014 to 12/31/2014	$11.83332	$12.35365	169,047
01/01/2015 to 12/31/2015	$12.35365	$12.19038	135,676
01/01/2016 to 12/31/2016	$12.19038	$12.05982	107,083
01/01/2017 to 12/31/2017	$12.05982	$11.87777	39,969
01/01/2018 to 12/31/2018	$11.87777	$11.52135	45,222
01/01/2019 to 12/31/2019	$11.52135	$11.73599	18,532
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99745	$11.86808	148,179
01/01/2012 to 12/31/2012	$11.86808	$12.17835	231,919
01/01/2013 to 12/31/2013	$12.17835	$10.65620	25,469
01/01/2014 to 12/31/2014	$10.65620	$11.40245	15,562
01/01/2015 to 12/31/2015	$11.40245	$11.28653	63,122
01/01/2016 to 12/31/2016	$11.28653	$11.14290	56,736
01/01/2017 to 12/31/2017	$11.14290	$10.97341	30,470
01/01/2018 to 12/31/2018	$10.97341	$10.62125	31,856
01/01/2019 to 12/31/2019	$10.62125	$10.90390	26,195
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99662	$10.26629	77,251
01/01/2013 to 12/31/2013	$10.26629	$8.93791	685,322
01/01/2014 to 12/31/2014	$8.93791	$9.75885	475,047
01/01/2015 to 12/31/2015	$9.75885	$9.71746	181,993
01/01/2016 to 12/31/2016	$9.71746	$9.60176	146,254
01/01/2017 to 12/31/2017	$9.60176	$9.46757	141,379
01/01/2018 to 12/31/2018	$9.46757	$9.15306	139,108
01/01/2019 to 12/31/2019	$9.15306	$9.45152	0

A-34

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99830	$8.63809	347,529
01/01/2014 to 12/31/2014	$8.63809	$9.59655	177,322
01/01/2015 to 12/31/2015	$9.59655	$9.56811	10,739
01/01/2016 to 12/31/2016	$9.56811	$9.45386	10,735
01/01/2017 to 12/31/2017	$9.45386	$9.32049	10,732
01/01/2018 to 12/31/2018	$9.32049	$8.97654	10,728
01/01/2019 to 12/31/2019	$8.97654	$9.39531	10,724
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99830	$11.15903	16,526
01/01/2015 to 12/31/2015	$11.15903	$11.03498	330,937
01/01/2016 to 12/31/2016	$11.03498	$10.96374	5,209
01/01/2017 to 12/31/2017	$10.96374	$10.82471	5,260
01/01/2018 to 12/31/2018	$10.82471	$10.41563	96,691
01/01/2019 to 12/31/2019	$10.41563	$10.97828	67,275
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99830	$9.81132	181,833
01/01/2016 to 12/31/2016	$9.81132	$9.71032	274,087
01/01/2017 to 12/31/2017	$9.71032	$9.64288	225,397
01/01/2018 to 12/31/2018	$9.64288	$9.25003	247,437
01/01/2019 to 12/31/2019	$9.25003	$9.86736	75,349
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99662	$9.75403	378,937
01/01/2017 to 12/31/2017	$9.75403	$9.71124	308,557
01/01/2018 to 12/31/2018	$9.71124	$9.29490	334,853
01/01/2019 to 12/31/2019	$9.29490	$9.97447	190,723
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99661	$9.90917	1,781
01/01/2018 to 12/31/2018	$9.90917	$9.40790	2,547
01/01/2019 to 12/31/2019	$9.40790	$10.17804	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99661	$9.53824	0
01/01/2019 to 12/31/2019	$9.53824	$10.38454	2,438
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99830	$11.09122	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.22725	$13.44012	112,968
01/01/2011 to 12/31/2011	$13.44012	$12.71472	48,818
01/01/2012 to 12/31/2012	$12.71472	$14.01774	64,061
01/01/2013 to 12/31/2013	$14.01774	$16.67266	34,911
01/01/2014 to 12/31/2014	$16.67266	$17.29480	31,756
01/01/2015 to 12/31/2015	$17.29480	$16.85680	17,277
01/01/2016 to 12/31/2016	$16.85680	$17.46123	13,019
01/01/2017 to 12/31/2017	$17.46123	$19.95897	8,986
01/01/2018 to 12/31/2018	$19.95897	$18.14380	2,409
01/01/2019 to 12/31/2019	$18.14380	$21.50410	4,496

A-35

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.41408	$17.98463	2,762
01/01/2011 to 12/31/2011	$17.98463	$18.58624	1,055
01/01/2012 to 12/31/2012	$18.58624	$20.78393	1,973
01/01/2013 to 12/31/2013	$20.78393	$20.78128	973
01/01/2014 to 12/31/2014	$20.78128	$26.37632	1,299
01/01/2015 to 12/31/2015	$26.37632	$26.81074	824
01/01/2016 to 12/31/2016	$26.81074	$27.24708	279
01/01/2017 to 12/31/2017	$27.24708	$28.06837	333
01/01/2018 to 12/31/2018	$28.06837	$25.91371	0
01/01/2019 to 12/31/2019	$25.91371	$32.96635	0
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.80078	$9.50418	66,807
01/01/2011 to 12/31/2011	$9.50418	$9.21691	22,753
01/01/2012 to 12/31/2012	$9.21691	$8.93594	21,654
01/01/2013 to 12/31/2013	$8.93594	$8.66333	38,219
01/01/2014 to 12/31/2014	$8.66333	$8.39917	34,608
01/01/2015 to 12/31/2015	$8.39917	$8.14297	10,538
01/01/2016 to 12/31/2016	$8.14297	$7.89524	3,237
01/01/2017 to 12/31/2017	$7.89524	$7.68106	1,578
01/01/2018 to 12/31/2018	$7.68106	$7.54238	1,173
01/01/2019 to 12/31/2019	$7.54238	$7.43589	619
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.64759	$13.87561	14,237
01/01/2011 to 12/31/2011	$13.87561	$12.89017	2,571
01/01/2012 to 12/31/2012	$12.89017	$14.60658	3,452
01/01/2013 to 12/31/2013	$14.60658	$19.80633	2,533
01/01/2014 to 12/31/2014	$19.80633	$21.84200	2,755
01/01/2015 to 12/31/2015	$21.84200	$19.51637	1,714
01/01/2016 to 12/31/2016	$19.51637	$22.68548	873
01/01/2017 to 12/31/2017	$22.68548	$26.21723	1,408
01/01/2018 to 12/31/2018	$26.21723	$21.81645	427
01/01/2019 to 12/31/2019	$21.81645	$27.39578	1,402
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$13.18206	$14.63316	11,291
01/01/2011 to 12/31/2011	$14.63316	$12.35377	3,255
01/01/2012 to 12/31/2012	$12.35377	$14.41562	4,810
01/01/2013 to 12/31/2013	$14.41562	$16.63952	2,931
01/01/2014 to 12/31/2014	$16.63952	$15.24057	3,701
01/01/2015 to 12/31/2015	$15.24057	$15.24080	2,164
01/01/2016 to 12/31/2016	$15.24080	$14.21873	923
01/01/2017 to 12/31/2017	$14.21873	$18.67047	1,564
01/01/2018 to 12/31/2018	$18.67047	$15.68508	465
01/01/2019 to 12/31/2019	$15.68508	$20.08998	1,807
AST International Value Portfolio
01/01/2010 to 12/31/2010	$13.01465	$14.01639	2,501
01/01/2011 to 12/31/2011	$14.01639	$11.88393	1,271
01/01/2012 to 12/31/2012	$11.88393	$13.44221	1,073
01/01/2013 to 12/31/2013	$13.44221	$15.56934	345
01/01/2014 to 12/31/2014	$15.56934	$14.08243	415
01/01/2015 to 12/31/2015	$14.08243	$13.76436	251
01/01/2016 to 12/31/2016	$13.76436	$13.42303	154
01/01/2017 to 12/31/2017	$13.42303	$15.98390	225
01/01/2018 to 12/31/2018	$15.98390	$12.99339	52
01/01/2019 to 12/31/2019	$12.99339	$15.11950	126

A-36

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.49762	$14.02444	15,984
01/01/2011 to 12/31/2011	$14.02444	$12.35294	3,646
01/01/2012 to 12/31/2012	$12.35294	$14.59931	4,897
01/01/2013 to 12/31/2013	$14.59931	$16.32824	2,837
01/01/2014 to 12/31/2014	$16.32824	$14.82251	3,439
01/01/2015 to 12/31/2015	$14.82251	$13.96868	1,733
01/01/2016 to 12/31/2016	$13.96868	$13.80530	460
01/01/2017 to 12/31/2017	$13.80530	$17.35196	2,443
01/01/2018 to 12/31/2018	$17.35196	$13.88128	1,107
01/01/2019 to 12/31/2019	$13.88128	$17.12163	4,282
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.62973	$14.66343	10,205
01/01/2011 to 12/31/2011	$14.66343	$14.08713	6,178
01/01/2012 to 12/31/2012	$14.08713	$15.33193	5,047
01/01/2013 to 12/31/2013	$15.33193	$20.30662	4,771
01/01/2014 to 12/31/2014	$20.30662	$21.77222	5,355
01/01/2015 to 12/31/2015	$21.77222	$23.23422	1,841
01/01/2016 to 12/31/2016	$23.23422	$23.78353	1,480
01/01/2017 to 12/31/2017	$23.78353	$30.66791	658
01/01/2018 to 12/31/2018	$30.66791	$28.92830	276
01/01/2019 to 12/31/2019	$28.92830	$36.91742	245
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.07012	$13.19825	19,094
01/01/2011 to 12/31/2011	$13.19825	$12.72029	5,650
01/01/2012 to 12/31/2012	$12.72029	$14.43854	12,520
01/01/2013 to 12/31/2013	$14.43854	$19.13659	7,446
01/01/2014 to 12/31/2014	$19.13659	$20.16893	7,479
01/01/2015 to 12/31/2015	$20.16893	$20.96737	3,288
01/01/2016 to 12/31/2016	$20.96737	$20.71797	1,593
01/01/2017 to 12/31/2017	$20.71797	$26.25673	2,715
01/01/2018 to 12/31/2018	$26.25673	$25.99864	294
01/01/2019 to 12/31/2019	$25.99864	$34.72853	1,005
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.39410	$15.56025	11,918
01/01/2011 to 12/31/2011	$15.56025	$14.63721	5,719
01/01/2012 to 12/31/2012	$14.63721	$16.97338	5,361
01/01/2013 to 12/31/2013	$16.97338	$21.75332	3,788
01/01/2014 to 12/31/2014	$21.75332	$23.52086	5,202
01/01/2015 to 12/31/2015	$23.52086	$21.50686	3,500
01/01/2016 to 12/31/2016	$21.50686	$21.19540	1,347
01/01/2017 to 12/31/2017	$21.19540	$26.11843	1,986
01/01/2018 to 12/31/2018	$26.11843	$24.21616	598
01/01/2019 to 12/31/2019	$24.21616	$30.55741	1,346
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.62485	$16.30541	2,199
01/01/2011 to 12/31/2011	$16.30541	$15.41607	751
01/01/2012 to 12/31/2012	$15.41607	$17.50500	4,345
01/01/2013 to 12/31/2013	$17.50500	$24.10075	3,593
01/01/2014 to 12/31/2014	$24.10075	$26.69542	2,440
01/01/2015 to 12/31/2015	$26.69542	$24.42218	683
01/01/2016 to 12/31/2016	$24.42218	$27.99599	1,274
01/01/2017 to 12/31/2017	$27.99599	$30.88754	538
01/01/2018 to 12/31/2018	$30.88754	$25.01680	266
01/01/2019 to 12/31/2019	$25.01680	$29.35091	127

A-37

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.52896	$12.35906	141,279
01/01/2011 to 12/31/2011	$12.35906	$12.10214	76,596
01/01/2012 to 12/31/2012	$12.10214	$12.94955	76,027
01/01/2013 to 12/31/2013	$12.94955	$13.71111	18,950
01/01/2014 to 12/31/2014	$13.71111	$14.06060	22,497
01/01/2015 to 12/31/2015	$14.06060	$13.65131	38,106
01/01/2016 to 12/31/2016	$13.65131	$13.96743	25,200
01/01/2017 to 12/31/2017	$13.96743	$14.91465	21,418
01/01/2018 to 12/31/2018	$14.91465	$14.04664	13,522
01/01/2019 to 12/31/2019	$14.04664	$15.62558	2,266
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.89626	$16.57264	4,862
01/01/2011 to 12/31/2011	$16.57264	$13.96101	5,255
01/01/2012 to 12/31/2012	$13.96101	$16.25136	5,823
01/01/2013 to 12/31/2013	$16.25136	$22.18619	4,781
01/01/2014 to 12/31/2014	$22.18619	$22.57224	6,128
01/01/2015 to 12/31/2015	$22.57224	$22.17579	3,068
01/01/2016 to 12/31/2016	$22.17579	$23.15637	2,333
01/01/2017 to 12/31/2017	$23.15637	$28.66935	1,802
01/01/2018 to 12/31/2018	$28.66935	$24.77626	568
01/01/2019 to 12/31/2019	$24.77626	$32.78422	1,286
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.04607	$17.25484	4,684
01/01/2011 to 12/31/2011	$17.25484	$16.56567	1,545
01/01/2012 to 12/31/2012	$16.56567	$18.01496	4,955
01/01/2013 to 12/31/2013	$18.01496	$23.60916	3,505
01/01/2014 to 12/31/2014	$23.60916	$23.76318	1,821
01/01/2015 to 12/31/2015	$23.76318	$23.21933	565
01/01/2016 to 12/31/2016	$23.21933	$25.23170	359
01/01/2017 to 12/31/2017	$25.23170	$30.31524	296
01/01/2018 to 12/31/2018	$30.31524	$26.91557	125
01/01/2019 to 12/31/2019	$26.91557	$33.95462	16
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.85470	$15.70267	9,508
01/01/2011 to 12/31/2011	$15.70267	$14.31444	2,394
01/01/2012 to 12/31/2012	$14.31444	$16.39737	3,290
01/01/2013 to 12/31/2013	$16.39737	$21.84352	2,171
01/01/2014 to 12/31/2014	$21.84352	$22.29292	2,870
01/01/2015 to 12/31/2015	$22.29292	$20.68133	1,386
01/01/2016 to 12/31/2016	$20.68133	$25.90830	490
01/01/2017 to 12/31/2017	$25.90830	$26.96583	911
01/01/2018 to 12/31/2018	$26.96583	$21.67524	281
01/01/2019 to 12/31/2019	$21.67524	$25.63313	1,252
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.07203	$14.67738	16,473
01/01/2011 to 12/31/2011	$14.67738	$13.98915	4,943
01/01/2012 to 12/31/2012	$13.98915	$15.94641	7,580
01/01/2013 to 12/31/2013	$15.94641	$22.26707	3,641
01/01/2014 to 12/31/2014	$22.26707	$23.38955	8,038
01/01/2015 to 12/31/2015	$23.38955	$24.84940	3,791
01/01/2016 to 12/31/2016	$24.84940	$24.74353	1,822
01/01/2017 to 12/31/2017	$24.74353	$33.08066	2,752
01/01/2018 to 12/31/2018	$33.08066	$33.30598	869
01/01/2019 to 12/31/2019	$33.30598	$41.40591	3,621

A-38

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.67107	$13.81326	2,749
01/01/2011 to 12/31/2011	$13.81326	$13.32671	1,157
01/01/2012 to 12/31/2012	$13.32671	$14.65094	912
01/01/2013 to 12/31/2013	$14.65094	$19.12313	533
01/01/2014 to 12/31/2014	$19.12313	$18.82863	3,009
01/01/2015 to 12/31/2015	$18.82863	$17.14728	1,113
01/01/2016 to 12/31/2016	$17.14728	$17.64438	429
01/01/2017 to 12/31/2017	$17.64438	$19.93961	663
01/01/2018 to 12/31/2018	$19.93961	$17.45117	99
01/01/2019 to 12/31/2019	$17.45117	$21.31278	1,084
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.03013	$11.30797	13,161
01/01/2011 to 12/31/2011	$11.30797	$11.41592	8,552
01/01/2012 to 12/31/2012	$11.41592	$11.64546	8,562
01/01/2013 to 12/31/2013	$11.64546	$10.86650	953
01/01/2014 to 12/31/2014	$10.86650	$10.59371	1,094
01/01/2015 to 12/31/2015	$10.59371	$9.79616	886
01/01/2016 to 12/31/2016	$9.79616	$9.91198	317
01/01/2017 to 12/31/2017	$9.91198	$9.80663	92
01/01/2018 to 12/31/2018	$9.80663	$9.69588	0
01/01/2019 to 12/31/2019	$9.69588	$9.55090	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.14232	$15.74998	8,558
01/01/2011 to 12/31/2011	$15.74998	$14.74335	4,926
01/01/2012 to 12/31/2012	$14.74335	$16.92440	5,226
01/01/2013 to 12/31/2013	$16.92440	$21.72727	2,453
01/01/2014 to 12/31/2014	$21.72727	$24.21804	4,675
01/01/2015 to 12/31/2015	$24.21804	$21.92766	1,847
01/01/2016 to 12/31/2016	$21.92766	$24.23608	1,021
01/01/2017 to 12/31/2017	$24.23608	$27.85350	1,657
01/01/2018 to 12/31/2018	$27.85350	$22.53706	45
01/01/2019 to 12/31/2019	$22.53706	$26.03288	123
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.68479	$11.16670	8,009
01/01/2011 to 12/31/2011	$11.16670	$11.47905	2,004
01/01/2012 to 12/31/2012	$11.47905	$12.00221	4,104
01/01/2013 to 12/31/2013	$12.00221	$11.46238	1,345
01/01/2014 to 12/31/2014	$11.46238	$11.91261	3,980
01/01/2015 to 12/31/2015	$11.91261	$11.69202	2,333
01/01/2016 to 12/31/2016	$11.69202	$11.92010	1,618
01/01/2017 to 12/31/2017	$11.92010	$12.28657	1,938
01/01/2018 to 12/31/2018	$12.28657	$11.64003	969
01/01/2019 to 12/31/2019	$11.64003	$12.67327	4,115
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.94130	$14.34428	0
01/01/2011 to 12/31/2011	$14.34428	$12.12850	0
01/01/2012 to 12/31/2012	$12.12850	$13.36647	0
01/01/2013 to 12/31/2013	$13.36647	$15.54281	0
01/01/2014 to 12/31/2014	$15.54281	$14.26996	0
01/01/2015 to 12/31/2015	$14.26996	$14.15232	0
01/01/2016 to 12/31/2016	$14.15232	$14.16841	0
01/01/2017 to 12/31/2017	$14.16841	$17.15261	0
01/01/2018 to 12/31/2018	$17.15261	$13.82316	0
01/01/2019 to 12/31/2019	$13.82316	$15.47926	0

A-39

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.82477	$14.81485	0
01/01/2011 to 12/31/2011	$14.81485	$13.59427	0
01/01/2012 to 12/31/2012	$13.59427	$15.91436	0
01/01/2013 to 12/31/2013	$15.91436	$21.63442	0
01/01/2014 to 12/31/2014	$21.63442	$21.83186	0
01/01/2015 to 12/31/2015	$21.83186	$21.50910	0
01/01/2016 to 12/31/2016	$21.50910	$21.01476	0
01/01/2017 to 12/31/2017	$21.01476	$27.49783	0
01/01/2018 to 12/31/2018	$27.49783	$26.79266	0
01/01/2019 to 12/31/2019	$26.79266	$35.68917	0
*Denotes the start date of these sub-accounts

A-40

APPENDIX B – CALCULATION OF OPTIONAL DEATH BENEFITS
Examples of Enhanced Beneficiary Protection Optional Death Benefit Calculation
The following are examples of how the Enhanced Beneficiary Protection Optional Death Benefit is calculated. Each example assumes that a $50,000 initial Purchase Payment is made. Each example assumes that there is one Owner who is age 50 on the Issue Date and that all Account Value is maintained in the variable investment options. The formula for determining the Enhanced Beneficiary Protection Optional Death Benefit is as follows:

Growth	=	Account Value of variable investment options plus Interim Value of Fixed Allocations	minus	purchase payments – proportional withdrawals
Example with Sub-account increase
Assume that the Owner has made no withdrawals and that the Account Value has been increasing due to positive Sub-account performance. On the date we receive due proof of death, the Account Value is $75,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $75,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($75,000) PLUS 40% of the “Growth” under the Annuity.

Growth	=	$75,000 – [$50,000 - $0]
	=	$25,000

Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
	=	$25,000 * 0.40
	=	$10,000

Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
	=	$85,000
Examples with Sub-account decline
Assume that the Owner has made no withdrawals and that the Account Value has been decreasing due to declines in Sub-account performance. On the date we receive due proof of death, the Account Value is $45,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $50,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($50,000) PLUS the “Growth” under the Annuity.

Growth	=	$45,000 – [$50,000 - $0]
	=	-$5,000

Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
	NO BENEFIT IS PAYABLE

Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
	=	$50,000
In this example you would receive no additional benefit from purchasing the Enhanced Beneficiary Protection Optional Death Benefit.
Example with Sub-account increase and withdrawals
Assume that the Account Value has been increasing due to positive Sub-account performance and the Owner made a withdrawal of $15,000 in Annuity Year 5 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $90,000. The basic Death Benefit is calculated as purchase payments minus proportional withdrawals, or Account Value, which ever is greater. Therefore, the basic Death Benefit is equal to $90,000. The Enhanced Beneficiary Protection Optional Death Benefit is equal to the amount payable under the basic Death Benefit ($90,000) PLUS 40% of the “Growth” under the Annuity.

B-1

Growth	=	$90,000 – [$50,000 - ($50,000 * $15,000/$75,000)]
	=	$90,000 – [$50,000 - $10,000]
	=	$90,000 – $40,000
	=	$50,000

Benefit Payable under Enhanced Beneficiary Protection Optional Death Benefit = 40% of Growth
	=	$50,000 * 0.40
	=	$20,000

Benefit Payable under Basic Death Benefit PLUS Enhanced Beneficiary Protection Optional Death Benefit
	=	$110,000
Examples of Highest Anniversary Value Death Benefit Calculation
The following are examples of how the Highest Anniversary Value Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.
Example with Sub-account increase and death before Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Anniversary Value on the 5th anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).
Example with withdrawals
Assume that the Account Value has been increasing due to positive Sub-account performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Anniversary Value on the 5th anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Anniversary Value or the basic Death Benefit.

	=	$90,000 – [$90,000 * $15,000/$75,000]
	=	$90,000 – $18,000
	=	$72,000

Basic Death Benefit	=	max [$80,000, $50,000 – ($50,000 * $15,000/$75,000)]
	=	max [$80,000, $40,000]
	=	$80,000

The Death Benefit therefore is $80,000.
Example with death after Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Anniversary Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Anniversary Value plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

B-2

Highest Anniversary Value	=	$80,000 + $15,000 – [($ 80,000 + $15,000) * $5,000/$70,000]
	=	$80,000 + $15,000 – $6,786
	=	$88,214

Basic Death Benefit	=	max [$75,000, ($50,000 + $15,000) – {($50,000 + $15,000) * $5,000/$70,000}]
	=	max [$75,000, $60,357]
	=	$75,000

The Death Benefit therefore is $88,214.
Examples of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Calculation
The following are examples of how the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit are calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.
Example with Sub-account increase and death before Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals have been made. On the 7th anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $75,000; however, the Anniversary Value on the 5th anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Roll-Up Value is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than both the Roll-Up Value ($67,005) and the amount that would have been payable under the basic Death Benefit ($75,000).
Example with withdrawals
Assume that the Owner made a withdrawal of $5,000 on the 6th anniversary of the Issue Date when the Account Value was $45,000. The Roll-Up Value on the 6th anniversary of the Issue Date is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The 5% Dollar-for-Dollar Withdrawal Limit for the 7th annuity year is equal to 5% of the Roll-Up Value as of the 6th anniversary of the Issue Date, or $3,350. Therefore, the remaining $1,650 of the withdrawal results in a proportional reduction to the Roll-Up Value. On the 7th anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $43,000; however, the Anniversary Value on the 2nd anniversary of the Issue Date was $70,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit.

Roll-Up Value	=	{(67,005 - $3,350) – [($67,005 - $3,350) * $1,650/($45,000 - $3,350)]} * 1.05
	=	($63,655 - $2,522) * 1.05
	=	$64,190

Highest Anniversary Value	=	$70,000 – [$70,000 * $5,000/$45,000]
	=	$70,000 – $7,778
	=	$62,222

Basic Death Benefit	=	max [$43,000, $50,000 – ($50,000 * $5,000/$45,000)]
	=	max [$43,000, $44,444]
	=	$44,444

The Death Benefit therefore is $64,190.
Example with death after Death Benefit Target Date
Assume that the Owner has not made any withdrawals prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Roll-Up Value on the Death Benefit Target Date (the contract anniversary on or following the Owner’s 80th birthday) is equal to initial Purchase Payment accumulated at 5% for 10 years, or $81,445. The Highest Anniversary Value on the Death Benefit Target Date was $85,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit as of the Death Benefit Target Date; each increased by subsequent purchase payments and reduced proportionally for subsequent withdrawals.

B-3

Roll-Up Value	=	$81,445 + $15,000 – [($81,445 + 15,000) * $5,000/$70,000]
	=	$81,445 + $15,000 – $6,889
	=	$89,556

Highest Anniversary Value	=	$85,000 + $15,000 – [($85,000 + 15,000) * $5,000/$70,000]
	=	$85,000 + $15,000 – $7,143
	=	$92,857

Basic Death Benefit	=	max [$75,000, $50,000 + $15,000 – {(50,000 + $15,000) * $5,000/$70,000}]
	=	max [$75,000, $60,357]
	=	$75,000

The Death Benefit therefore is $92,857.
Examples of Highest Daily Value Death Benefit Calculation
The following are examples of how the HDV Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date.
Example with Sub-account increase and death before Death Benefit Target Date
Assume that the Owner’s Account Value has generally been increasing due to positive Sub-account performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value or the basic Death Benefit. The Death Benefit would be the HDV ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).
Example with withdrawals
Assume that the Account Value has been increasing due to positive Sub-account performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth Annuity Year. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.

Highest Daily Value	=	$90,000 – [$90,000 * $15,000/$75,000]
	=	$90,000 – $18,000
	=	$72,000

Basic Death Benefit	=	max [$80,000, $50,000 – ($50,000 * $15,000/$75,000)]
	=	max [$80,000, $40,000]
	=	$80,000

The Death Benefit therefore is $80,000.

B-4

APPENDIX C – ADDITIONAL INFORMATION ON ASSET ALLOCATION PROGRAMS
PROGRAM RULES

▪
You can elect an asset allocation program provided by LPL Financial Corporation (“LPL”), the firm selling the Annuity. Under the program, the Sub-accounts for each asset class in each model portfolio are designated based on LPL’s evaluation of available Sub-accounts. If you elect the Highest Daily Lifetime Five Benefit (“HD5”), the Lifetime Five Benefit (“LT5”), Spousal Lifetime Five Benefit (“SLT5”), the Highest Daily Lifetime Seven Benefit (including the “Plus” version) (“HD7”), the Spousal Highest Daily Lifetime Seven Benefit (including the “Plus” version) (“SHD7”), the Highest Daily Lifetime 6 Plus Benefits, Highest Daily GRO, GRO Plus II, Highest Daily GRO II or the Highest Daily Value Death Benefit (“HDV”), you must enroll in one of the eligible model portfolios. Asset allocation is a sophisticated method of diversification that allocates assets among asset classes in order to manage investment risk and potentially enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss.

▪
Prudential Annuities does not design the program or the models, and it is not responsible for the program or the models. Prudential Annuities does not provide investment advice and is responsible only for administering the model you select.

▪
Please see your program materials for a detailed description of LPL’s asset allocation program including the available model portfolios. You can obtain these materials from your LPL financial professional.

HOW THE ASSET ALLOCATION PROGRAM WORKS

▪
Amounts will automatically be allocated in accordance with the percentages and to Sub-accounts indicated for the model portfolio that you choose with your LPL financial professional. If you allocate your Account Value or transfer your Account Value among any Sub-accounts that are outside of your model portfolio, we will allocate these amounts according to the allocation percentages of the applicable model portfolio upon the next rebalancing. You may only choose one model portfolio at a time. When you enroll in the asset allocation program and upon each rebalance thereafter, 100% of your Account Value allocated to the variable Sub-accounts will be allocated to the asset allocation program. Any Account Value not invested in the Sub-accounts will not be part of the program.

▪
Additional Purchase Payments: Unless otherwise requested, any additional Purchase Payments applied to the variable Sub-accounts in the Annuity will be allocated to the Sub-accounts according to the allocation percentages for the model portfolio you choose. Allocation of additional Purchase Payments outside of your model portfolio but into a Sub-account, will be reallocated according to the allocation percentages of the applicable model portfolio upon the next rebalancing.

▪
Rebalancing Your Model Portfolio: Changes in the value of the Sub-account will cause your Account Value allocated to the Sub-accounts to vary from the percentage allocations of the model portfolio you select. By selecting the asset allocation program, you have directed us to periodically (e.g., quarterly) rebalance your Account Value allocated to the Sub-accounts in accordance with the percentage allocations assigned to each Sub-account within your model portfolio at the time you elected the program or as later modified with your consent. Some asset allocation programs will only require that a rebalancing occur when the percent of your Account Value allocated to the Sub-accounts are outside of the acceptable range permitted under such asset allocation program. Note – Any Account Value not invested in the Sub-accounts will not be affected by any rebalance.

▪
Owner Changes in Choice of Model Portfolio: Generally, you may change from the model portfolio that you have elected to any other currently available model portfolio at any time. The change will be implemented on the date we receive all required information in the manner that is then permitted or required. Restrictions and limitations may apply, see LPL program materials for details.

TERMINATION OR MODIFICATION OF THE ASSET ALLOCATION PROGRAM:

▪
You may request to terminate your asset allocation program at any time unless you have elected an optional benefit that requires that you maintain your Account Value in the asset allocation program. Any termination will be effective on the date that Prudential Annuities receives your termination request in good order. If you move your account from LPL to another firm, and you have elected one of the optional benefits mentioned above, then termination of your asset allocation program with LPL must coincide with enrollment in a then currently available and approved asset allocation program or other approved option. LPL reserves the right to terminate or modify the asset allocation program at any time. Prudential Annuities reserves the right to change the way in which we administer the program and to terminate our administration of the program.

RESTRICTIONS ON ELECTING THE ASSET ALLOCATION:

▪
You cannot participate in automatic rebalancing or a DCA program while enrolled in an asset allocation program. Upon election of an asset allocation program, Prudential Annuities will automatically terminate your enrollment in any automatic rebalancing or DCA program. Finally, Systematic Withdrawals can only be made as flat dollar amounts.

C-1

APPENDIX D – FORMULA UNDER HIGHEST DAILY LIFETIME® FIVE INCOME BENEFIT
We set out below the current formula under which we may transfer amounts between the variable investment options and the Benefit Fixed Rate Account. Upon your election of Highest Daily Lifetime Five, we will not alter the formula that applies to your Annuity. However, as discussed in the “Living Benefits” section, we reserve the right to modify this formula with respect to those who elect Highest Daily Lifetime Five in the future.
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	Cu – the upper target is established on the effective date of the Highest Daily Lifetime Five benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

▪	L – the target value as of the current Valuation Day.

▪	r – the target ratio.

▪
a – the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table “a” factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

▪
Q – age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factor is currently set equal to 1.

▪	V – the total value of all Permitted Sub-accounts in the Annuity.

▪	F – the total value of all Benefit Fixed Rate Account allocations.

▪
I – the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.

▪	T – the amount of a transfer into or out of the Benefit Fixed Rate Account.

▪	I% – annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

L	=	I * Q * a
Transfer Calculation:
The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – F) / V.

▪	If r (>) Cu, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

▪	If r (<) Cl, and there are currently assets in the Benefit Fixed Rate Account (F (>) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.
The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	{Min(V, [L – F – V * Ct] / (1-Ct))}	T>0, Money moving from the Permitted Sub-accounts to the Benefit Fixed Rate Account
T	=	{Min(F, [L – F – V * Ct] / (1-Ct))}	T<0, Money moving from the Benefit Fixed Rate Account to the Permitted Sub-accounts]

Example:
Male age 65 contributes $100,000 into the Permitted Sub accounts and the value drops to $92,300 during year one, end of day one. A table of values for “a” appears below.
Target Value Calculation:

L	=	I * Q * a
	=	5000.67 * 1 * 15.34
	=	76,710.28
Target Ratio:

r	=	(L – F) / V
	=	(76,710.28 – 0) / 92,300.00
	=	83.11%
Since r (>) Cu (because 83.11% > 83%) a transfer into the Benefit Fixed rate Account occurs.

T	=	{ Min ( V, [ L – F – V * Ct] / ( 1 – Ct))}
	=	{ Min ( 92,300.00, [ 76,710.28 – 0 – 92,300.00 * 0.80] / ( 1 – 0.80))}
	=	{ Min ( 92,300.00, 14,351.40 )}
	=	14,351.40

FORMULA FOR CONTRACTS WITH 90% CAP FEATURE
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

L	=	I * Q * a
If you elect this feature, the following replaces the “Transfer Calculation” above.
Transfer Calculation:
The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required: On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the Benefit Fixed Rate Account:
If (F / (V + F) > .90) then T = F – (V + F) * .90
If T is greater than $0 as described above, then an amount equal to T is transferred from the Benefit Fixed Rate Account and allocated to the permitted Sub-accounts, no additional transfer calculations are performed on the effective date, and future transfers to the Benefit Fixed Rate Account will not occur at least until there is first a transfer out of the Benefit Fixed Rate Account.
On each Valuation Day thereafter (including the effective date of this feature provided F / (V + F) (less than) = .90), the following asset transfer calculation is performed

Target Ratio r	=	(L – F) / V

▪	If r > Cu, assets in the Permitted Sub-accounts are transferred to the Benefit Fixed Rate Account (subject to the 90% cap rule described above).

▪	If r < Cl and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.
The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (V + F)) – F), [L – F – V * Ct] / (1 – Ct))	Money is transferred from the elected Permitted Sub-accounts to Benefit Fixed Rate Account
T	=	Min (F, – [L – F – V * Ct] / (1 – Ct)),	Money is transferred from the Benefit Fixed Rate Account to the Permitted Sub-accounts

Age 65 “a” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

Years	Months 1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.70	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06
31	4.04	4.02	4.00	3.98	3.97	3.95	3.93	3.91	3.90	3.88	3.86	3.84
32	3.83	3.81	3.79	3.78	3.76	3.74	3.72	3.71	3.69	3.67	3.66	3.64
33	3.62	3.61	3.59	3.57	3.55	3.54	3.52	3.50	3.49	3.47	3.45	3.44
34	3.42	3.40	3.39	3.37	3.35	3.34	3.32	3.30	3.29	3.27	3.25	3.24
35	3.22	3.20	3.18	3.17	3.15	3.13	3.12	3.10	3.08	3.07	3.05	3.03
36	3.02	3.00	2.98	2.96	2.95	2.93	2.91	2.90	2.88	2.86	2.85	2.83
37	2.81	2.79	2.78	2.76	2.74	2.73	2.71	2.69	2.68	2.66	2.64	2.62
38	2.61	2.59	2.57	2.56	2.54	2.52	2.51	2.49	2.47	2.45	2.44	2.42
39	2.40	2.39	2.37	2.35	2.34	2.32	2.30	2.29	2.27	2.25	2.24	2.22
40	2.20	2.19	2.17	2.15	2.14	2.12	2.11	2.09	2.07	2.06	2.04	2.02
41	2.01	1.84	1.67	1.51	1.34	1.17	1.00	0.84	0.67	0.50	0.33	0.17

*	The values set forth in this table are applied to all ages, and apply whether or not the 90% cap is elected.

APPENDIX E – ANNUITIES APPROVED FOR SALE BY THE NEW YORK STATE INSURANCE DEPARTMENT

	Optimum Four NY	Optimum NY	Optimum Plus NY
Minimum Investment	$10,000	$1,000	$10,000
Maximum Issue Age	Annuitant 85 Oldest Owner 85	Annuitant 85 Oldest Owner 80	Annuitant 85 Oldest Owner 75
Contingent Deferred Sales Charge Schedule	4 Years (7%, 6%, 5%, 4%) (Applied to Purchase Payments based on the inception date of the Annuity)	7 Years (7%, 6%, 5%, 4%, 3%, 2%, 1%) (Applied to Purchase Payments based on the inception date of the Annuity)	10 Years (9%, 9%, 8%, 7%, 6%, 5%, 4%, 3%, 2%, 1%) (Applied to Purchase Payments based on the inception date of the Annuity)
Insurance Charge	1.65%	0.65%	0.65%
Distribution Charge	N/A	0.60% annuity years 1-7 0.0% annuity years 8+	1.00% annuity years 1-10 0.00% annuity years 11+
Annual Maintenance Fee	Lesser of $30 or 2% of Account Value. Waived for Account Values exceeding $100,000	Lesser of $30 or 2% of Account Value. Waived for Account Values exceeding $100,000	Lesser of $30 or 2% of Account Value
Transfer Fee	$10 after twenty in any annuity year.	$10 after twenty in any annuity year. May be increased to $15 after eight in any annuity year	$10 after twenty in any annuity year
Contract Credit
Yes. Effective for Annuities issued on or after June 20, 2005. Generally we apply a Loyalty Credit to your Annuity’s Account Value at the end of your fifth Annuity year (i.e. on your fifth Contract Anniversary). Currently the Loyalty Credit is equal to 2.75% of total Purchase Payments made during the first four Annuity years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Contract Anniversary

Yes. Effective for Annuities issued on or after July 24, 2006. Generally we apply a Loyalty Credit to your Annuity’s Account Value at the end of your fifth Annuity year (i.e. on your fifth Contract Anniversary). Currently the Loyalty Credit is equal to 0.50% of total Purchase Payments made during the first four Annuity years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the fifth Contract Anniversary

Yes The amount of the credit applied to a Purchase Payment is based on the year the Purchase Payment is received, for the first 6 years of the Annuity. Currently the credit percentages for each year starting with the first year are: 6.50%, 5.00%, 4.00%, 3.00%, 2.00%, and 1.00%.

Fixed Allocation (If available, early withdrawals are subject to a Market Value Adjustment) (“MVA”)
Fixed Allocations Available (Currently offering durations of: 5, 7, and 10 years). The MVA formula for NY is [(1+I)/ (1+J)] N 365. The MVA formula does not apply during the 30 day period immediately before the end of the Guarantee Period.

Fixed Allocations Available (Currently offering durations of: 2, 3, 5, 7, and 10 years). The MVA formula for NY is [(1+I)/ (1+J)] N 365. The MVA formula does not apply during the 30 day period immediately before the end of the Guarantee Period.
No
Variable Investment Options	All options generally available except where restrictions apply when certain riders are purchased.	All options generally available except where restrictions apply when certain riders are purchased.	All options generally available except where restrictions apply when certain riders are purchased.
Basic Death Benefit	The greater of: Purchase Payments less proportional withdrawals or Account Value (variable) plus Interim Value (fixed). (No MVA applied)	The greater of: Purchase Payments less proportional withdrawals or Account Value (variable) plus Interim Value (fixed). (No MVA applied)	The greater of: Purchase Payments less proportional withdrawals or Account Value (variable) (No MVA applied)
Optional Death Benefits (for an additional cost)(1)	HAV	HAV	HAV

E-1

	Optimum Four NY	Optimum NY	Optimum Plus NY
Optional Living Benefits (for an additional cost)(2)
GRO/GRO Plus, GRO Plus 2008, Highest Daily GRO, GMWB, GMIB, Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven and “Plus” versions, GRO Plus II, Highest Daily GRO II, Highest Daily Lifetime 6 Plus, Spousal Highest Daily Lifetime 6 Plus

GRO/GRO Plus, GRO Plus 2008, Highest Daily GRO, GMWB, GMIB, Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven and “Plus” versions, GRO Plus II, Highest Daily GRO II, Highest Daily Lifetime 6 Plus, Spousal Highest Daily Lifetime 6 Plus

GRO/GRO Plus, GRO Plus 2008, Highest Daily GRO, GMWB, GMIB, Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven and “Plus” versions, GRO Plus II, Highest Daily GRO II, Highest Daily Lifetime 6 Plus, Spousal Highest Daily Lifetime 6 Plus

Annuity Rewards(3)	Available after initial CDSC period	Available after initial CDSC period	Available after initial CDSC period
Annuitization Options
Fixed option only Annuity date cannot exceed the first day of the calendar month following Annuitant’s 90th birthday. The maximum Annuity Date is based on the first Owner or Annuitant to reach the maximum age, as indicated in your Annuity.

Fixed option only Annuity date cannot exceed the first day of the calendar month following Annuitant’s 90th birthday. The maximum Annuity Date is based on the first Owner or Annuitant to reach the maximum age, as indicated in your Annuity.

Fixed option only Annuity date cannot exceed the first day of the calendar month following Annuitant’s 90th birthday. The maximum Annuity Date is based on the first Owner or Annuitant to reach the maximum age, as indicated in your Annuity.

Medically Related Surrender	No	No	No

(1)	For more information on these benefits, refer to the “Death Benefit” section in the Prospectus.

(2)
For more information on these benefits, refer to the “Living Benefit Programs” section in the Prospectus. Highest Daily Lifetime Seven with Beneficiary Income Option (BIO), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (BIO), Highest Daily Lifetime Seven with Lifetime Income Accelerator (LIA), Highest Daily Lifetime 7 Plus with BIO, Spousal Highest Daily Lifetime 7 Plus with BIO, Highest Daily Lifetime 7 Plus with LIA, and Highest Daily Lifetime 6 Plus with LIA are not currently available in New York.

(3)
The Annuity rewards benefit offers Owners an ability to increase the guaranteed death benefit so that the death benefit will at least equal the Annuity’s Account Value on the effective date of the Annuity Rewards benefits, if the terms of the Annuity Rewards benefit are met.

E-2

APPENDIX F – FORMULA UNDER GRO PLUS 2008
(The following formula also applies to elections of HD GRO, if HD GRO was elected prior to July 16, 2010)
The following are the Terms and Definitions referenced in the Transfer Calculation Formula:

▪	AV is the current Account Value of the Annuity

▪	V is the current Account Value of the elected Sub-accounts of the Annuity

▪	B is the total current value of the AST bond portfolio Sub-account

▪	Cl is the lower target value. Currently, it is 79%.

▪	Ct is the middle target value. Currently, it is 82%.

▪	Cu is the upper target value. Currently, it is 85%.
For each guarantee provided under the benefit,

▪	Gi is the guarantee amount

▪	Ni is the number of days until the maturity date

▪
di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period. We call the greatest of these values the “current liability (L).”

L	=	MAX (Li), where Li = Gi / (1 + di)^(Ni/365).
Next the formula calculates the following formula ratio:

r	=	(L – B) / V.
If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund Sub-account associated with the current liability. If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.
The formula will transfer assets into the Transfer Account if r > Cu.
The transfer amount is calculated by the following formula:

T	=	{Min(V, [L – B - V*Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.
The transfer amount is calculated by the following formula:

T	=	{Min(B, - [L – B- V*Ct] / (1 – Ct))}
If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE – GRO PLUS 2008 AND
HIGHEST DAILY GRO
(The following formula also applies to elections of HD GRO with 90% cap, if HD GRO with 90% cap was elected prior to July 16, 2010)
The Following are the Terms and Definitions Referenced in the Transfer Calculation Formula:

▪	AV is the current Account Value of the Annuity

▪	V is the current Account Value of the elected Sub-accounts of the Annuity

▪	B is the total current value of the AST bond portfolio Sub-account

▪	Cl is the lower target value. Currently, it is 79%.

▪	Ct is the middle target value. Currently, it is 82%.

▪	Cu is the upper target value. Currently, it is 85%.

▪	T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.
For each guarantee provided under the benefit,

▪	Gi is the guarantee amount

▪	Ni is the number of days until the maturity date

▪
di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

Transfer Calculation
The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.
On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

If (B / (V + B) > .90), then
T	=	B – [(V + B) * .90]
If T as described above is greater than $0, then that amount (“T”) is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.
On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) < = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the “current liability (L).”

L	=	MAX(Li), where Li = Gi / (1 + di)^(Ni/365)
Next the formula calculates the following formula ratio:

r	=	(L – B) / V
If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the “90% cap rule”). If, at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability, there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r > Cu, subject to the 90% cap rule.

The transfer amount is calculated by the following formula:

T	=	{Min(MAX(0, (.90 * (V + B)) – B), [L – B – V * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.
The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r < Cl and B > 0.
The transfer amount is calculated by the following formula:

T	=	{Min(B, – [L – B – V * Ct] / (1 – Ct))}
If, following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

APPENDIX G – FORMULA UNDER HIGHEST DAILY LIFETIME® SEVEN INCOME BENEFIT AND SPOUSAL HIGHEST DAILY LIFETIME® SEVEN INCOME BENEFIT
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	Cu – the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

▪	L – the target value as of the current business day.

▪	r – the target ratio.

▪	a – factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

▪	Vv – the total value of all Permitted Sub-accounts in the Annuity.

▪	VF – the total value of all elected Fixed Rate Options in the Annuity.

▪	B – the total value of the AST Investment Grade Bond Portfolio Sub-account.

▪
P – Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.

▪	T – the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

*	Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.
TARGET VALUE CALCULATION:
On each business day, a target value (L) is calculated, according to the following formula. If the Account Value (VV + VF) is equal to zero, no calculation is necessary.

L	=	0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – B) / (VV + VF).

▪	If r > Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

▪
If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	{Min ((VV + VF), [L – B – (VV + VF) * Ct] / (1 – Ct))}	Money is transferred from the Permitted Sub-accounts and Fixed Rate Options to the AST Investment Grade Bond Sub-account
T	=	{Min (B, – [L – B – (VV + VF)* Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts

2. Formula for Contracts Issued Prior to 7/21/08
(Without Election of 90% Cap Feature)
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	Cu – the upper target is established on the effective date of the Highest Daily Lifetime Seven benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

▪	L – the target value as of the current business day.

▪	r – the target ratio.

▪	a – factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

▪	V – the total value of all Permitted Sub-accounts in the annuity.

▪	B – the total value of the AST Investment Grade Bond Portfolio Sub-account.

▪
P – Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2) any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and (3) the Account Value.

▪	T – the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

*	Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.
TARGET VALUE CALCULATION:
On each business day, a target value (L) is calculated, according to the following formula. If the variable account value (V) is equal to zero, no calculation is necessary.

L	=	0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – B) / V.

▪	If r > Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

▪
If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	{Min(V, [L – B – V * Ct] / (1 – Ct))},	Money is transferred from the Permitted Sub-accounts to the AST Investment Grade Bond Portfolio Sub-account
T	=	{Min(B, – [L – B – V * Ct] / (1 – Ct))},	Money is transferred from the AST Investment Grade Bond Portfolio Sub-account to the Permitted Sub- accounts

3. Formula for Annuities with 90% Cap Feature if Benefit was Elected Prior to July 21, 2008
See above for the Terms and Definitions Referenced in the Calculation Formula.
Target Value Calculation:
On each Valuation Day, a target value (L) is calculated, according to the following formula. Target values are subject to change for new elections of the Rider on a going-forward basis.

L	=	0.05 * P * a
Transfer Calculation:
The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

If (B / (V + B) > .90) then
T	=	B – [(V + B) * .90]
If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.
On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B / (V + B) <= .90), the following asset transfer calculation is performed:

Target Ratio r	=	(L – B) / V

▪	If r > Cu, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account provided transfers are not suspended under the 90% Cap Rule described below.

▪
If r < Cl and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (V + B)) – B), [L – B – V * Ct] / (1 – Ct))	Money is transferred from the elected Sub-accounts to the AST Investment Grade Bond Portfolio Sub-account
T	=	{Min (B, – [L – B – V * Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Portfolio Sub-account to the elected Sub-accounts.
At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.
90% Cap Rule: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account, any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.
4. Formula for Annuities with 90% Cap Feature if Benefit was Elected on or after July 21, 2008
See above for the Terms and Definitions Referenced in the Calculation Formula
Target Value Calculation:
On each Valuation Day, a target value (L) is calculated, according to the following formula. Target values are subject to change for new elections of the Rider on a going-forward basis.

L	=	0.05 * P * a
Transfer Calculation:
The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

If (B / (VV + VF + B) > .90) then
T	=	B – [(VV + VF + B) * .90]
If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.
On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B / (VV + VF + B) <= .90), the following asset transfer calculation is performed:

Target Ratio r	=	(L – B) / (VV + VF)

▪	If r > Cu, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account, provided transfers are not suspended under the 90% Cap Rule described below.

▪
If r < Cl and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct] / (1 – Ct))	Money is transferred from the elected Sub-accounts to AST Investment Grade Bond Portfolio Sub-account.
T	=	{Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Portfolio Sub-account to the elected Sub-accounts.
At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.
90% Cap Rule: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account, any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

“a” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

Years	Months 1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.70	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06
31	4.04	4.02	4.00	3.98	3.97	3.95	3.93	3.91	3.90	3.88	3.86	3.84
32	3.83	3.81	3.79	3.78	3.76	3.74	3.72	3.71	3.69	3.67	3.66	3.64
33	3.62	3.61	3.59	3.57	3.55	3.54	3.52	3.50	3.49	3.47	3.45	3.44
34	3.42	3.40	3.39	3.37	3.35	3.34	3.32	3.30	3.29	3.27	3.25	3.24
35	3.22	3.20	3.18	3.17	3.15	3.13	3.12	3.10	3.08	3.07	3.05	3.03
36	3.02	3.00	2.98	2.96	2.95	2.93	2.91	2.90	2.88	2.86	2.85	2.83
37	2.81	2.79	2.78	2.76	2.74	2.73	2.71	2.69	2.68	2.66	2.64	2.62
38	2.61	2.59	2.57	2.56	2.54	2.52	2.51	2.49	2.47	2.45	2.44	2.42
39	2.40	2.39	2.37	2.35	2.34	2.32	2.30	2.29	2.27	2.25	2.24	2.22
40	2.20	2.19	2.17	2.15	2.14	2.12	2.11	2.09	2.07	2.06	2.04	2.02
41	2.01	1.84	1.67	1.51	1.34	1.17	1.00	0.84	0.67	0.50	0.33	0.17

*	The values set forth in this table are applied to all ages, and apply to each formula set out in this Appendix.

APPENDIX H – FORMULA FOR HIGHEST DAILY LIFETIME® 7 PLUS INCOME BENEFIT AND SPOUSAL HIGHEST DAILY LIFETIME® PLUS INCOME BENEFIT
(including Highest Daily Lifetime 7 Plus with BIO, Highest Daily Lifetime 7 Plus with LIA and Spousal Highest Daily Lifetime 7 Plus with BIO)
TRANSFERS OF ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND
THE AST INVESTMENT GRADE BOND SUB-ACCOUNT
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULAS:

▪
Cu – the upper target is established on the effective date of the Highest Daily Lifetime 7 Plus/Spousal Highest Daily Lifetime 7 Plus benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

▪
Cus – The secondary upper target is established on the effective date of the Highest Daily Lifetime 7 Plus/Spousal Highest Daily Lifetime 7 Plus benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently it is 84.5%

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 78%.

▪	L – the target value as of the current Valuation Day.

▪	r – the target ratio.

▪	a – factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. (See below for the table of "a" factors)

▪	Vv – the total value of all Permitted Sub-accounts in the Annuity.

▪	VF – the total value of all elected Fixed Rate Options in the Annuity

▪	B – the total value of the AST Investment Grade Bond Portfolio Sub-account.

▪
P – Income Basis. Prior to the first Lifetime Withdrawal, the Income Basis is equal to the Protected Withdrawal Value calculated as if the first Lifetime Withdrawal were taken on the date of calculation. After the first Lifetime Withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for additional purchase payments, including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, and (2) any highest daily Account Value occurring on or after the date of the first Lifetime Withdrawal and prior to or including the date of this calculation increased for additional purchase payments including the amount of any associated Credits, and adjusted for Lifetime Withdrawals.

▪	T – the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

▪	TM – the amount of a monthly transfer out of the AST Investment Grade Bond Portfolio

*	Note: Lifetime Withdrawals of less than or equal to the Annual Income Amount do not reduce the Income Basis.
Daily Calculations
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (VV+ VF) is equal to zero, no calculation is necessary.

L	=	0.05 * P * a
TRANSFER CALCULATION:
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L - B) / (VV + VF).

▪
If on the third consecutive Valuation Day r > Cu and r £ Cus or if on any day r > Cus, and subject to the 90% cap rule described above, assets in the Permitted Sub-accounts (including Book Value Fixed Allocations used with any applicable Enhanced DCA Program) are transferred to the AST Investment Grade Bond Portfolio Sub-account.

▪
If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct]/(1 – Ct))	Money is transferred from the Permitted Sub-accounts and Fixed Rate Options to the AST Investment Grade Bond Sub-account
T	=	{Min (B, – [L – B – (VV + VF)* Ct]/(1 – Ct))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub- accounts
MONTHLY CALCULATION
On each monthly anniversary of the Annuity Issue Date and following the daily Transfer Calculation above, the following formula determines if a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-Accounts will occur:
If, after the daily Transfer Calculation is performed,
{Min (B, .05 * (VV + VF + B))} < (Cu * (VV + VF) – L + B) / (1 – Cu), then

TM	=	{Min (B, .05 * (VV + VF + B))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub- accounts.

“a” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

Years	Months 1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.70	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06**

*	The values set forth in this table are applied to all ages.

**	In all subsequent years and months thereafter, the annuity factor is 4.06

APPENDIX I – SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES
Certain features of your Annuity may be different than the features described earlier in this prospectus if your Annuity is issued in certain states described below. For Annuities issued in New York, please see Appendix E.

Jurisdiction	Special Provisions
Connecticut	Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.
Maryland	Fixed Allocations are not available.
Massachusetts
If your Annuity is issued in Massachusetts after January 1, 2009, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity Option or any lifetime withdrawal optional benefit (except the Guaranteed Minimum Withdrawal Benefit). Medically-Related Surrenders are not available.

Montana
If your Annuity is issued in Montana, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity Option or any lifetime withdrawal optional benefit (except the Guaranteed Minimum Withdrawal Benefit).

Nevada	Fixed Allocations are not available.
New York	Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available. Medically Related Surrender is not available.
Texas	Death benefit suspension not applicable upon provision of evidence of good health. See annuity contract for exact details.
Utah	Fixed Allocations are not available.
Washington
If your Annuity was issued in Washington, and you have elected Highest Daily Lifetime Five, or any version of Highest Daily Lifetime Seven or Highest Daily Lifetime 7 Plus, the Guaranteed Minimum Account Value Credit otherwise available on these optional benefits is not available.
Fixed Allocations are not available. Combination Roll-Up Value and Highest Periodic Value Death Benefit not available. Highest Daily Lifetime 6 Plus with Lifetime Income Accelerator is not available.

I-1

APPENDIX J – FORMULA UNDER THE GUARANTEED RETURN OPTION PLUS BENEFIT
We set out below the current formula under which we may transfer amounts between the Sub-accounts and the Fixed Allocations. We will not alter the formula.
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	AV is the current Account Value of the Annuity (including any Market Value Adjustment on Fixed Allocations)

▪	V is the current Account Value of the elected Sub-accounts of the Annuity

▪	F is the current Account Value of the Fixed Allocations
For each guarantee provided under the program,

▪	Gi is the Principal Value of the guarantee

▪	t i is the number of whole and partial years until the maturity date of the guarantee.

▪	r i is the current fixed rate associated with Fixed Allocations of length ti (ti is rounded to the next highest integer to determine this rate).
The formula determines, on each Valuation Day, when a transfer is required.
The formula begins by determining for each guarantee the value (Li) that, if appreciated at the current fixed rate, would equal the Principal Value on the applicable maturity date. We call the greatest of these values the “current liability (L).”

L	=	MAX (Li), where Li = Gi / (1 + ri)^ti
Next, the formula determines whether or not a transfer to or from the Fixed Allocations is needed:
A transfer into the Fixed Allocations will occur if L > (AV – 0.2 * V), and V > 0.
The transfer amount is calculated by the following formula:

T	=	MIN (V, (V – (1 / 0.23) * (AV – L)))
A transfer from the Fixed Allocations to the Sub-accounts will occur if L < (AV - 0.26 * V), and F > 0.
The transfer amount is calculated by the following formula:

T	=	MIN (F, ((1 / 0.23) * (AV – L) – V))

J-1

APPENDIX K – FORMULA UNDER THE GUARANTEED RETURN OPTION BENEFIT
We set out below the current formula under which we may transfer amounts between the Sub-accounts and the Fixed Allocations. We will not alter this pre-determined mathematical formula.
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:

▪	AV is the current Account Value of the Annuity (including any Market Value Adjustment on Fixed Allocations)

▪	V is the current Account Value of the elected Sub-accounts of the Annuity

▪	F is the current Account Value of the Fixed Allocations

▪	G is the Principal Value of the guarantee

▪	t is the number of whole and partial years between the current Valuation Day and the maturity date.

▪	ti is the number of whole and partial years between the next Valuation Day (i.e., the Valuation Day immediately following the current Valuation Day) and the maturity date.

▪	r is the fixed rate associated with Fixed Allocations of length t (ti is rounded to the next highest whole number to determine this rate) as of the current Valuation Day.

▪	ri is the fixed rate associated with Fixed Allocations of length ti (ti is rounded to the next highest whole number to determine this rate) as of the next Valuation Day.

▪	M is the total maturity value of all Fixed Allocations, i.e., the total value that the Fixed Allocations will have on the maturity date of the guarantee if no subsequent transactions occur.
The formula determines, on each Valuation Day, when a transfer is required.
The formula begins by determining a “cushion”, D:

D	=	1 – [(G – M) / (1 + r)t] / V
Next, the formula determines whether or not a transfer to or from the Fixed Allocations is needed:
A transfer into the Fixed Allocations will occur if D (less than) 0.20, V (greater than) 0, and V (greater than) 0.02 * AV.
The transfer amount is calculated by the following formula:

T	=	MIN (V, (V * (0.75 * (1 + ri)ti – G + M) / (0.75 * (1 + ri)^ti – (1 + r)t)))
A transfer from the Fixed Allocations to the Sub-accounts will occur if D (greater than) 0.30 and F (greater than) 0.
The transfer amount is calculated by the following formula:

T	=	MIN (F, (V * (0.75 * (1 + ri)ti – G + M) / ((1 + r)[t] – 0.75 * (1 + ri)^ti)))

K-1

APPENDIX L – FORMULA FOR HIGHEST DAILY LIFETIME® 6 PLUS INCOME BENEFIT AND
SPOUSAL HIGHEST DAILY LIFETIME® 6 PLUS INCOME BENEFIT
(including Highest Daily Lifetime 6 Plus with LIA)
TRANSFERS OF ACCOUNT VALUE BETWEEN YOUR PERMITTED SUB-ACCOUNTS AND THE
AST INVESTMENT GRADE BOND SUB-ACCOUNT
TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULAS:

▪
Cu – the upper target is established on the effective date of the Highest Daily Lifetime 6 Plus/Spousal Highest Daily Lifetime 6 Plus benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently, it is 83%.

▪
Cus – The secondary upper target is established on the effective date of the Highest Daily Lifetime 6 Plus/Spousal Highest Daily Lifetime 6 Plus benefit (the “Effective Date”) and is not changed for the life of the guarantee. Currently it is 84.5%.

▪	Ct – the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

▪	Cl – the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 78%.

▪	L – the target value as of the current Valuation Day.

▪	r – the target ratio.

▪	a – factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. (See below for the table of “a” factors).

▪	Vv – the total value of all Permitted Sub-accounts in the Annuity.

▪	VF – the total value of all elected Fixed Rate Options in the Annuity.

▪	B – the total value of the AST Investment Grade Bond Portfolio Sub-account.

▪
P – Income Basis. Prior to the first Lifetime Withdrawal, the Income Basis is equal to the Protected Withdrawal Value calculated as if the first Lifetime Withdrawal were taken on the date of calculation. After the first Lifetime Withdrawal, the Income Basis is equal to the greater of (1) the Protected Withdrawal Value on the date of the first Lifetime Withdrawal, increased for additional purchase payments, including the amount of any associated purchase Credits, and adjusted proportionally for excess withdrawals*, and (2) the Protected Withdrawal Value on any Annuity Anniversary subsequent to the first Lifetime Withdrawal, increased for subsequent additional purchase payments (including the amount of any associated purchase Credits) and adjusted proportionately for Excess Income* and (3) any highest daily Account Value occurring on or after the later of the immediately preceding Annuity anniversary, or the date of the first Lifetime Withdrawal, and prior to or including the date of this calculation, increased for additional purchase payments (including the amount of any associated purchase Credits) and adjusted for withdrawals, as described herein.

▪	T – the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

▪	TM – the amount of a monthly transfer out of the AST Investment Grade Bond Portfolio.

*	Note: Lifetime Withdrawals of less than or equal to the Annual Income Amount do not reduce the Income Basis.
Daily Calculations
TARGET VALUE CALCULATION:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (VV + VF) is equal to zero, no calculation is necessary.

L	=	0.05 * P * a
Transfer Calculation:
The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r	=	(L – B) / (VV + VF).

▪
If on the third consecutive Valuation Day r > Cu and r £ Cus or if on any day r > Cus, and subject to the 90% cap rule described above, assets in the Permitted Sub-accounts (including DCA Fixed Rate Options used with any applicable 6 or 12 Month DCA Program) are transferred to the AST Investment Grade Bond Portfolio Sub-account.

▪
If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts as described above.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T	=	Min (MAX (0, (0.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct] / (1 – Ct))	Money is transferred from the Permitted Sub-accounts and DCA Fixed Rate Options to the AST Investment Grade Bond Sub-account
T	=	{Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts
Monthly Calculation
On each monthly anniversary of the Annuity Issue Date and following the daily Transfer Calculation above, the following formula determines if a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-Accounts will occur:
If, after the daily Transfer Calculation is performed,
{Min (B, .05 * (VV + VF + B))} < (Cu * (VV + V F) – L + B) / (1 – C u), then

TM	=	{Min (B, .05 * (VV + VF + B))}	Money is transferred from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts.

“a” Factors for Liability Calculations
(in Years and Months since Benefit Effective Date)*

Years	Months 1	2	3	4	5	6	7	8	9	10	11	12
1	15.34	15.31	15.27	15.23	15.20	15.16	15.13	15.09	15.05	15.02	14.98	14.95
2	14.91	14.87	14.84	14.80	14.76	14.73	14.69	14.66	14.62	14.58	14.55	14.51
3	14.47	14.44	14.40	14.36	14.33	14.29	14.26	14.22	14.18	14.15	14.11	14.07
4	14.04	14.00	13.96	13.93	13.89	13.85	13.82	13.78	13.74	13.71	13.67	13.63
5	13.60	13.56	13.52	13.48	13.45	13.41	13.37	13.34	13.30	13.26	13.23	13.19
6	13.15	13.12	13.08	13.04	13.00	12.97	12.93	12.89	12.86	12.82	12.78	12.75
7	12.71	12.67	12.63	12.60	12.56	12.52	12.49	12.45	12.41	12.38	12.34	12.30
8	12.26	12.23	12.19	12.15	12.12	12.08	12.04	12.01	11.97	11.93	11.90	11.86
9	11.82	11.78	11.75	11.71	11.67	11.64	11.60	11.56	11.53	11.49	11.45	11.42
10	11.38	11.34	11.31	11.27	11.23	11.20	11.16	11.12	11.09	11.05	11.01	10.98
11	10.94	10.90	10.87	10.83	10.79	10.76	10.72	10.69	10.65	10.61	10.58	10.54
12	10.50	10.47	10.43	10.40	10.36	10.32	10.29	10.25	10.21	10.18	10.14	10.11
13	10.07	10.04	10.00	9.96	9.93	9.89	9.86	9.82	9.79	9.75	9.71	9.68
14	9.64	9.61	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26
15	9.22	9.19	9.15	9.12	9.08	9.05	9.02	8.98	8.95	8.91	8.88	8.84
16	8.81	8.77	8.74	8.71	8.67	8.64	8.60	8.57	8.54	8.50	8.47	8.44
17	8.40	8.37	8.34	8.30	8.27	8.24	8.20	8.17	8.14	8.10	8.07	8.04
18	8.00	7.97	7.94	7.91	7.88	7.84	7.81	7.78	7.75	7.71	7.68	7.65
19	7.62	7.59	7.55	7.52	7.49	7.46	7.43	7.40	7.37	7.33	7.30	7.27
20	7.24	7.21	7.18	7.15	7.12	7.09	7.06	7.03	7.00	6.97	6.94	6.91
21	6.88	6.85	6.82	6.79	6.76	6.73	6.70	6.67	6.64	6.61	6.58	6.55
22	6.52	6.50	6.47	6.44	6.41	6.38	6.36	6.33	6.30	6.27	6.24	6.22
23	6.19	6.16	6.13	6.11	6.08	6.05	6.03	6.00	5.97	5.94	5.92	5.89
24	5.86	5.84	5.81	5.79	5.76	5.74	5.71	5.69	5.66	5.63	5.61	5.58
25	5.56	5.53	5.51	5.48	5.46	5.44	5.41	5.39	5.36	5.34	5.32	5.29
26	5.27	5.24	5.22	5.20	5.18	5.15	5.13	5.11	5.08	5.06	5.04	5.01
27	4.99	4.97	4.95	4.93	4.91	4.88	4.86	4.84	4.82	4.80	4.78	4.75
28	4.73	4.71	4.69	4.67	4.65	4.63	4.61	4.59	4.57	4.55	4.53	4.51
29	4.49	4.47	4.45	4.43	4.41	4.39	4.37	4.35	4.33	4.32	4.30	4.28
30	4.26	4.24	4.22	4.20	4.18	4.17	4.15	4.13	4.11	4.09	4.07	4.06**

*	The values set forth in this table are applied to all ages.

**	In all subsequent years and months thereafter, the annuity factor is 4.06.

APPENDIX M – FORMULA FOR GRO PLUS II
(The following formula also applies to elections of HD GRO II, if HD GRO II was elected prior to July 16, 2010)
The following are the terms and definitions referenced in the transfer calculation formula:

▪	AV is the current Account Value of the Annuity

▪	VV is the current Account Value of the elected Sub-accounts of the Annuity

▪	VF is the current Account Value of any fixed-rate Sub-accounts of the Annuity

▪	B is the total current value of the AST bond portfolio Sub-account

▪	Cl is the lower target value. Currently, it is 79%.

▪	Ct is the middle target value. Currently, it is 82%.

▪	Cu is the upper target value. Currently, it is 85%.

▪	T is the amount of a transfer into or out of the AST bond portfolio Sub-account.
For each guarantee provided under the benefit,

▪	Gi is the guarantee amount

▪	Ni is the number of days until the maturity date

▪
di is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

The formula, which is set on the effective date and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of each applicable guarantee period. We call the greatest of these values the “current liability (L).”

L	=	MAX(Li), where Li = Gi / (1 + di)^(Ni/365)
Next the formula calculates the following formula ratio:

r	=	(L – B) / (VV + VF)
If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (“90% cap rule”). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the AST bond portfolio Sub-account if r > Cu, subject to the 90% cap rule.
The transfer amount is calculated by the following formula:

T	=	{Min(MAX(0, (.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value and there are assets in the AST bond portfolio Sub-account, then the formula will transfer assets out of the AST bond portfolio Sub-account into the elected Sub-accounts.
The formula will transfer assets out of the AST bond portfolio Sub-account if r < Cl and B > 0.

M-1

The transfer amount is calculated by the following formula:

T	=	{Min(B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}
If following a transfer to the elected Sub-accounts, there are assets remaining in a AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.
If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap.

M-2

APPENDIX N – FORMULA FOR HIGHEST DAILY® GRO
Formula for elections of HD GRO on or after July 16, 2010, subject to state approval. The operation of the formula is the same as for elections of HD GRO prior to July 16, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.
THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:

▪	AV is the current Account Value of the Annuity

▪	VV is the current Account Value of the elected Sub-accounts of the Annuity

▪	VF is the current Account Value of the elected Fixed Rate Options of the Annuity

▪	B is the total current value of the Transfer Account

▪	Cl is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	Ct is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	Cu is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	T is the amount of a transfer into or out of the Transfer Account

▪
“Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the “current liability (L)”.

L	=	MAX (Li), where Li = Gi / (1 + di)^(Ni/365).
Where:

▪	Gi is the value of the Guarantee Amount or the Projected Future Guarantee

▪	Ni is the number of days until the end of the Guarantee Period

▪
di is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

Next the formula calculates the following formula ratio (r):

r	=	(L – B) / (VV + VF).
If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the Transfer Account if r > Cu and if transfers have not been suspended due to the feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

N-1

The transfer amount is calculated by the following formula:

T	=	{Min(MAX(0,(.90 * (VV + VF + B)) - B), [L – B – (VV + VF) * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.
The formula will transfer assets out of the Transfer Account if r < Cl and B > 0.
The transfer amount is calculated by the following formula:

T	=	{Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}
If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
90% Cap Feature: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

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APPENDIX O – FORMULA FOR HIGHEST DAILY® GRO II
Formula for elections of HD GRO II made on or after July 16, 2010, subject to state approval. The operation of the formula is the same as for elections of HD GRO II prior to July 16, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.
The following are the Terms and Definitions referenced in the Transfer Calculation Formula:

▪	AV is the current Account Value of the Annuity

▪	VV is the current Account Value of the elected Sub-accounts of the Annuity

▪	VF is the current Account Value of the elected Fixed Rate Options of the Annuity

▪	B is the total current value of the Transfer Account

▪	Cl is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	Ct is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	Cu is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee

▪	T is the amount of a transfer into or out of the Transfer Account

▪
“Projected Future Guarantee” is an amount equal to the highest Account Value (adjusted for Withdrawals and additional Net Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.
The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the “current liability (L)”.

L	=	MAX (Li), where Li = Gi / (1 + di)^(Ni/365).
Where:

▪	Gi is the value of the Guarantee Amount or the Projected Future Guarantee

▪	Ni is the number of days until the end of the Guarantee Period

▪
di is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

Next the formula calculates the following formula ratio (r):

r	=	r = (L – B) / (VV + VF)
If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
The formula will transfer assets into the Transfer Account if r > Cu and if transfers have not been suspended due to the feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

O-1

The transfer amount is calculated by the following formula:

T	=	{Min(MAX(0,(.90 * (VV + VF + B)) – B), [L – B – (VV + VF) * Ct] / (1 – Ct))}
If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.
The formula will transfer assets out of the Transfer Account if r < Cl and B > 0.
The transfer amount is calculated by the following formula:

T	=	{Min (B, – [L – B – (VV + VF) * Ct] / (1 – Ct))}
If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.
90% Cap Feature: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

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PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUDENTIAL ANNUITY DESCRIBED IN PROSPECTUS (PLEASE CHECK ONE) OPTIMUM (APRIL 27, 2020), OPTIMUM FOUR (APRIL 27, 2020), OPTIMUM PLUS (APRIL 27, 2020).

(print your name)

(address)

(city/state/zip code)

Variable Annuity Issued by:
PRUDENTIAL ANNUITIES LIFE
ASSURANCE CORPORATION
A Prudential Financial Company
One Corporate Drive
Shelton, Connecticut 06484
Telephone: 1-888-PRU-2888
http://www.prudentialannuities.com
Variable Annuity Distributed by: PRUDENTIAL ANNUITIES DISTRIBUTORS A Prudential Financial Company One Corporate Drive Shelton, Connecticut 06484 Telephone: 203-926-1888 http://www.prudentialannuities.com
MAILING ADDRESSES:
Please see the section of this prospectus entitled “How To Contact Us” for where to send your request for a Statement of Additional Information.

The Prudential Insurance Company of America 751 Broad Street Newark, NJ 07102-3777

OPTIMUM

PART B
STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION, a Prudential Financial Company, and PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (also known as “Separate Account B”). The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options (“Fixed Allocations”) under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION. The assets supporting the Fixed Allocations are maintained in the PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES – VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA OR TELEPHONE 1-800-752-6342. OUR WEBSITE ADDRESS IS WWW.PRUDENTIALANNUITIES.COM.
Date of Statement of Additional Information: April 27, 2020
Date of Prospectus: April 27, 2020
ASAP III - SAI (04/2020)

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GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
Prudential Annuities Life Assurance Corporation ("Prudential Annuities", "we", "our" or "us") is a stock life insurance company domiciled in Arizona with licenses in the District of Columbia, Puerto Rico, and in all states except New York. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc. Prudential Annuities' principal business address is One Corporate Drive, Shelton, Connecticut 06484.
No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of Prudential Annuities.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into American Skandia Life Assurance Corporation Variable Account B Class 1 Sub-accounts, which was subsequently renamed Prudential Annuities Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.
Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts, including Separate Account B, will now be operated in accordance with the laws of Arizona.
Separate Account B holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.
Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.
During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.
A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.
There can be no guarantee that any Portfolio will meet its investment objectives.
Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").
We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. We may take other actions in relation to the Sub-accounts and/or Separate Account B.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D
Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D", was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, will be operated in accordance with the laws of Arizona, effective August 31, 2013. During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.
There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain

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or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.
We currently employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.
We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

1.	We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

a.
Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

b.
At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Arizona and other state insurance laws.

2.	The assets in Separate Account D are accounted for at their market value, rather than at book value.

3.	We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.
PRINCIPAL UNDERWRITER/DISTRIBUTOR - PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.
Prudential Annuities Distributors, Inc. ("PAD"), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. Prudential Annuities Life Assurance Corporation and AST Investment Services, Inc. ("ASISI"), a co-investment manager of Advanced Series Trust are also wholly-owned subsidiaries of Prudential Annuities, Inc. Prudential Annuities Information Services and Technology Corporation, also a wholly-owned subsidiary of Prudential Annuities, Inc., is a service company that provides systems and information services to Prudential Annuities Life Assurance Corporation and its affiliated companies.
PAD acts as the distributor of a number of annuity and life insurance products we offer.
PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). THE OFFERING OF THE ANNUITY CONTRACTS THROUGH PAD IS CONTINUOUS. PLEASE SEE THE PROSPECTUS FOR A DISCUSSION OF HOW THE SALES LOAD ON THE ANNUITY CONTRACTS IS DETERMINED.
The Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms.
Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
We or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

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The list in the prospectus includes the names of the firms that we are aware (as of December 31, 2019) received cash compensation with respect to annuity business during 2019 (or as to which a payment amount was accrued during 2019). The firms listed include payments in connection with products issued by Prudential Annuities Life Assurance Corporation. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2019, the least amount paid, and greatest amount paid, were $1.10 and $18,272,777.70, respectively.
You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.
With respect to all individual annuities issued by Prudential Annuities, PAD received commissions as follows: 2019: $97,485,195.74; 2018: $122,121,924.71; and 2017: $109,233,825.30. PAD retained none of those commissions.
HOW THE UNIT PRICE IS DETERMINED
For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.	is the net result of:

1.
the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2.	any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b.	is the net result of:

1.
the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

2.	any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c.	is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
ADDITIONAL INFORMATION ON FIXED ALLOCATIONS
To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the market value adjustment ("MVA").
We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.
The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.
The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the SEC and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

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The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).
Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.
WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA.
We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.
HOW WE CALCULATE THE MARKET VALUE ADJUSTMENT
An MVA is used to determine the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined.
For purposes of this provision:

▪	"Strips" are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.

▪	"Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.

▪
"Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:
[(1+I) / (1+J+0.0010)]^(N/365)
where:
I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
N is the number of days remaining in the original Guarantee Period.
The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 10 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.
If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]^(N/365).
No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date and the 30 days prior to the Maturity Date. The formula may be changed for certain Special Purpose Fixed Allocations, as described in the Prospectus.
Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1.
If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.

2.
If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

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No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.
Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.
We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.
GENERAL INFORMATION
VOTING RIGHTS
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
MODIFICATION
We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.
Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.
We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.
We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated

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with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.
DEFERRAL OF TRANSACTIONS
We may defer any distribution or transfer from a Fixed Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.
There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.
The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.
Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

▪	trading on the NYSE is restricted;

▪	an emergency exists making redemption or valuation of securities held in the separate account impractical; or

▪	the SEC, by order, permits the suspension or postponement for the protection of security holders.
MISSTATEMENT OF AGE OR SEX
If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit is based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.
CYBER SECURITY RISKS
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Prudential Annuities is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Prudential Annuities and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Prudential Annuities. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Prudential Annuities, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Prudential Annuities may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Prudential Annuities in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments and others continue to pose new and significant cyber security threats. Although Prudential Annuities, our service providers, and the

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underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Prudential Annuities cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
ANNUITIZATION
WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments, or adjustable payments. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. We do not guarantee to make all annuity payment options available in the future.
When you purchase an Annuity, or at a later date, you may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant.
Certain of these annuity options may also be available to Beneficiaries who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.
OPTION 1
Payments for Life: Under this option, income is payable periodically until the death of the "key life". The "key life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 2
Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 3
Payments for Life with a Certain Period: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. This option is currently available on a fixed basis.
OPTION 4
Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.
We may make additional annuity payment options available in the future.
WHEN ARE ANNUITY PAYMENTS MADE?
Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial annuity payment will be on a date of your choice. The Annuity Payment Date may not be changed after the Annuity Date.
HOW ARE ANNUITY PAYMENTS CALCULATED?
FIXED ANNUITY PAYMENTS
If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value upon the Annuity Date, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.

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ADJUSTABLE ANNUITY PAYMENTS
We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.
KEY TERMS
ACCOUNT VALUE: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. The Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.
ANNUITY DATE: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95th birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.
EXPERTS
The financial statements of Prudential Annuities Life Assurance Corporation as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 and the financial statements of Prudential Annuities Life Assurance Corporation Variable Account B as of the dates presented and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
LEGAL EXPERTS
In connection with the preparation of the post-effective amendment to this registration statement, counsel for Prudential Annuities has provided certain advice with respect to the federal securities laws.
FINANCIAL STATEMENTS
The financial statements which follow are those of Prudential Annuities Life Assurance Corporation and Prudential Annuities Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2019 and for the years ended December 31, 2019 and 2018. There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.
INCORPORATION BY REFERENCE
To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.
We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to Prudential Annuities--Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at www.prudentialannuities.com.

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Appendix A
DETERMINATION OF ACCUMULATION UNIT VALUES
AND FINANCIAL STATEMENTS OF SEPARATE ACCOUNT
The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of a fund by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.
As we have indicated in the prospectuses, Advanced Series Advisor Plan III and Optimum Annuity are contracts that allow you to select or decline any of several benefit options that carry with it a specific asset based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2019. Here, we set out unit values corresponding to the remaining unit values.
The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Are the Investment Objectives and Policies of the Portfolio?" in the prospectus.

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV - Cliff M&E (0.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
04/02/2012 to 12/31/2012	$16.26371	$17.47366	0
01/01/2013 to 12/31/2013	$17.47366	$19.05114	0
01/01/2014 to 12/31/2014	$19.05114	$19.32135	0
01/01/2015 to 12/31/2015	$19.32135	$19.17702	714
01/01/2016 to 12/31/2016	$19.17702	$20.71540	30,348
01/01/2017 to 12/31/2017	$20.71540	$21.51372	714
01/01/2018 to 12/31/2018	$21.51372	$21.18867	714
01/01/2019 to 12/31/2019	$21.18867	$23.60831	713
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.60730	$11.94339	254,519
01/01/2013 to 12/31/2013	$11.94339	$13.01638	606,620
01/01/2014 to 12/31/2014	$13.01638	$13.39182	755,726
01/01/2015 to 12/31/2015	$13.39182	$12.84414	770,816
01/01/2016 to 12/31/2016	$12.84414	$13.53517	1,027,754
01/01/2017 to 12/31/2017	$13.53517	$15.10166	1,338,105
01/01/2018 to 12/31/2018	$15.10166	$13.74762	1,104,027
01/01/2019 to 12/31/2019	$13.74762	$15.81116	1,243,853
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$12.36515	$12.74743	101,462
01/01/2013 to 12/31/2013	$12.74743	$14.72431	256,162
01/01/2014 to 12/31/2014	$14.72431	$15.48307	289,906
01/01/2015 to 12/31/2015	$15.48307	$15.46694	404,675
01/01/2016 to 12/31/2016	$15.46694	$16.41717	739,531
01/01/2017 to 12/31/2017	$16.41717	$19.02361	836,651
01/01/2018 to 12/31/2018	$19.02361	$17.74190	941,835
01/01/2019 to 12/31/2019	$17.74190	$21.42566	962,604
AST AllianzGI World Trends Portfolio
04/02/2012 to 12/31/2012	$10.33848	$10.40393	28,330
01/01/2013 to 12/31/2013	$10.40393	$11.59288	97,750
01/01/2014 to 12/31/2014	$11.59288	$12.07891	111,239
01/01/2015 to 12/31/2015	$12.07891	$11.95035	190,414
01/01/2016 to 12/31/2016	$11.95035	$12.41319	350,846
01/01/2017 to 12/31/2017	$12.41319	$14.29853	497,786
01/01/2018 to 12/31/2018	$14.29853	$13.04943	490,735
01/01/2019 to 12/31/2019	$13.04943	$15.26592	576,449
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99926	$11.69769	2,450
01/01/2014 to 12/31/2014	$11.69769	$13.11912	3,568
01/01/2015 to 12/31/2015	$13.11912	$13.22556	3,123
01/01/2016 to 12/31/2016	$13.22556	$14.50953	69,808
01/01/2017 to 12/31/2017	$14.50953	$17.56209	10,382
01/01/2018 to 12/31/2018	$17.56209	$15.98771	9,878
01/01/2019 to 12/31/2019	$15.98771	$19.42121	8,448

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.26595	$12.45894	202,391
01/01/2013 to 12/31/2013	$12.45894	$14.52571	630,765
01/01/2014 to 12/31/2014	$14.52571	$15.33385	797,400
01/01/2015 to 12/31/2015	$15.33385	$15.26817	960,602
01/01/2016 to 12/31/2016	$15.26817	$16.08391	1,166,432
01/01/2017 to 12/31/2017	$16.08391	$18.31530	1,470,996
01/01/2018 to 12/31/2018	$18.31530	$17.25409	1,395,903
01/01/2019 to 12/31/2019	$17.25409	$20.41899	1,444,128
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.88668	$10.21704	17,358
01/01/2013 to 12/31/2013	$10.21704	$11.22395	54,678
01/01/2014 to 12/31/2014	$11.22395	$11.66750	103,974
01/01/2015 to 12/31/2015	$11.66750	$11.21558	68,631
01/01/2016 to 12/31/2016	$11.21558	$11.88836	87,530
01/01/2017 to 12/31/2017	$11.88836	$13.26744	124,037
01/01/2018 to 12/31/2018	$13.26744	$12.45347	162,104
01/01/2019 to 12/31/2019	$12.45347	$14.51601	131,828
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$13.23433	$13.58258	431,982
01/01/2013 to 12/31/2013	$13.58258	$13.16746	1,072,764
01/01/2014 to 12/31/2014	$13.16746	$13.03622	1,250,697
01/01/2015 to 12/31/2015	$13.03622	$12.98146	1,225,601
01/01/2016 to 12/31/2016	$12.98146	$13.07579	1,235,359
01/01/2017 to 12/31/2017	$13.07579	$13.17902	1,216,435
01/01/2018 to 12/31/2018	$13.17902	$13.15709	1,032,083
01/01/2019 to 12/31/2019	$13.15709	$13.64112	982,721
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$15.52103	$16.38647	341,112
01/01/2013 to 12/31/2013	$16.38647	$15.94068	704,600
01/01/2014 to 12/31/2014	$15.94068	$16.46558	808,900
01/01/2015 to 12/31/2015	$16.46558	$15.97348	837,026
01/01/2016 to 12/31/2016	$15.97348	$16.49909	1,073,699
01/01/2017 to 12/31/2017	$16.49909	$17.06409	1,197,598
01/01/2018 to 12/31/2018	$17.06409	$16.79822	1,052,234
01/01/2019 to 12/31/2019	$16.79822	$18.18279	1,059,337
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.93777	$12.02621	227,250
01/01/2013 to 12/31/2013	$12.02621	$14.62099	632,115
01/01/2014 to 12/31/2014	$14.62099	$15.50291	1,069,359
01/01/2015 to 12/31/2015	$15.50291	$15.44535	1,351,677
01/01/2016 to 12/31/2016	$15.44535	$16.35293	2,037,942
01/01/2017 to 12/31/2017	$16.35293	$19.10533	2,541,537
01/01/2018 to 12/31/2018	$19.10533	$17.75531	2,639,219
01/01/2019 to 12/31/2019	$17.75531	$21.51007	2,732,924
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99926	$11.73900	1,235
01/01/2014 to 12/31/2014	$11.73900	$13.21668	15,879
01/01/2015 to 12/31/2015	$13.21668	$12.62993	13,864
01/01/2016 to 12/31/2016	$12.62993	$14.38056	38,299
01/01/2017 to 12/31/2017	$14.38056	$16.87418	60,728
01/01/2018 to 12/31/2018	$16.87418	$15.92470	69,621
01/01/2019 to 12/31/2019	$15.92470	$20.67848	80,434

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
04/02/2012 to 12/31/2012	$10.37501	$11.56988	2,172
01/01/2013 to 12/31/2013	$11.56988	$11.96427	7,752
01/01/2014 to 12/31/2014	$11.96427	$13.50742	13,409
01/01/2015 to 12/31/2015	$13.50742	$13.37384	14,500
01/01/2016 to 12/31/2016	$13.37384	$13.37217	17,047
01/01/2017 to 12/31/2017	$13.37217	$14.69478	16,723
01/01/2018 to 12/31/2018	$14.69478	$13.87610	16,091
01/01/2019 to 12/31/2019	$13.87610	$17.20634	17,381
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$29.48102	$30.51803	26,487
01/01/2013 to 12/31/2013	$30.51803	$31.19093	61,197
01/01/2014 to 12/31/2014	$31.19093	$40.46552	69,429
01/01/2015 to 12/31/2015	$40.46552	$42.04386	60,536
01/01/2016 to 12/31/2016	$42.04386	$43.67210	59,870
01/01/2017 to 12/31/2017	$43.67210	$45.98288	63,176
01/01/2018 to 12/31/2018	$45.98288	$43.40046	54,330
01/01/2019 to 12/31/2019	$43.40046	$56.43604	49,417
AST Fidelity Institutional AM® Quantitative Portfolio
04/02/2012 to 12/31/2012	$10.78373	$11.06689	47,893
01/01/2013 to 12/31/2013	$11.06689	$12.58612	137,981
01/01/2014 to 12/31/2014	$12.58612	$12.86591	204,705
01/01/2015 to 12/31/2015	$12.86591	$12.87645	324,163
01/01/2016 to 12/31/2016	$12.87645	$13.30353	499,569
01/01/2017 to 12/31/2017	$13.30353	$15.35577	599,755
01/01/2018 to 12/31/2018	$15.35577	$14.03834	632,686
01/01/2019 to 12/31/2019	$14.03834	$16.69442	751,023
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$11.04934	$11.12631	37,304
01/01/2013 to 12/31/2013	$11.12631	$12.10904	69,723
01/01/2014 to 12/31/2014	$12.10904	$12.48501	99,059
01/01/2015 to 12/31/2015	$12.48501	$12.26010	122,151
01/01/2016 to 12/31/2016	$12.26010	$12.78842	194,934
01/01/2017 to 12/31/2017	$12.78842	$14.23034	313,399
01/01/2018 to 12/31/2018	$14.23034	$13.10632	284,460
01/01/2019 to 12/31/2019	$13.10632	$15.06938	363,040
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$24.83288	$25.27242	15,212
01/01/2013 to 12/31/2013	$25.27242	$34.76562	30,854
01/01/2014 to 12/31/2014	$34.76562	$36.93269	42,297
01/01/2015 to 12/31/2015	$36.93269	$34.58939	40,191
01/01/2016 to 12/31/2016	$34.58939	$42.61234	44,648
01/01/2017 to 12/31/2017	$42.61234	$47.37668	54,491
01/01/2018 to 12/31/2018	$47.37668	$40.34517	47,194
01/01/2019 to 12/31/2019	$40.34517	$49.03251	48,095
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$10.81650	$10.74397	606,652
01/01/2013 to 12/31/2013	$10.74397	$10.64735	1,058,147
01/01/2014 to 12/31/2014	$10.64735	$10.55199	1,734,092
01/01/2015 to 12/31/2015	$10.55199	$10.45709	2,064,321
01/01/2016 to 12/31/2016	$10.45709	$10.36273	2,235,562
01/01/2017 to 12/31/2017	$10.36273	$10.30462	2,591,166
01/01/2018 to 12/31/2018	$10.30462	$10.34412	2,522,845
01/01/2019 to 12/31/2019	$10.34412	$10.42430	2,403,479

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$18.11274	$19.51333	98,604
01/01/2013 to 12/31/2013	$19.51333	$20.72616	198,033
01/01/2014 to 12/31/2014	$20.72616	$21.06490	170,963
01/01/2015 to 12/31/2015	$21.06490	$20.13149	148,038
01/01/2016 to 12/31/2016	$20.13149	$23.02211	187,998
01/01/2017 to 12/31/2017	$23.02211	$24.51996	217,927
01/01/2018 to 12/31/2018	$24.51996	$23.81550	153,465
01/01/2019 to 12/31/2019	$23.81550	$27.21197	155,196
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.10164	$13.58349	26,123
01/01/2013 to 12/31/2013	$13.58349	$18.82699	68,511
01/01/2014 to 12/31/2014	$18.82699	$21.22233	64,677
01/01/2015 to 12/31/2015	$21.22233	$19.38341	82,532
01/01/2016 to 12/31/2016	$19.38341	$23.02924	110,668
01/01/2017 to 12/31/2017	$23.02924	$27.20261	143,320
01/01/2018 to 12/31/2018	$27.20261	$23.14154	142,964
01/01/2019 to 12/31/2019	$23.14154	$29.70381	124,829
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$19.16833	$19.61553	203,749
01/01/2013 to 12/31/2013	$19.61553	$23.14339	451,034
01/01/2014 to 12/31/2014	$23.14339	$21.66798	610,010
01/01/2015 to 12/31/2015	$21.66798	$22.14899	581,209
01/01/2016 to 12/31/2016	$22.14899	$21.12075	542,906
01/01/2017 to 12/31/2017	$21.12075	$28.34594	496,087
01/01/2018 to 12/31/2018	$28.34594	$24.34499	413,100
01/01/2019 to 12/31/2019	$24.34499	$31.87295	360,376
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.90642	$20.52383	14,811
01/01/2013 to 12/31/2013	$20.52383	$24.29855	26,796
01/01/2014 to 12/31/2014	$24.29855	$22.46576	36,615
01/01/2015 to 12/31/2015	$22.46576	$22.44558	50,399
01/01/2016 to 12/31/2016	$22.44558	$22.37309	63,934
01/01/2017 to 12/31/2017	$22.37309	$27.23028	80,785
01/01/2018 to 12/31/2018	$27.23028	$22.62979	71,805
01/01/2019 to 12/31/2019	$22.62979	$26.91645	69,769
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.84050	$15.81688	11,214
01/01/2013 to 12/31/2013	$15.81688	$15.17572	52,659
01/01/2014 to 12/31/2014	$15.17572	$16.05116	64,101
01/01/2015 to 12/31/2015	$16.05116	$16.09333	260,959
01/01/2016 to 12/31/2016	$16.09333	$16.61912	470,431
01/01/2017 to 12/31/2017	$16.61912	$17.18003	367,072
01/01/2018 to 12/31/2018	$17.18003	$16.97928	2,700,826
01/01/2019 to 12/31/2019	$16.97928	$18.71624	1,196,446
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$10.86121	$10.99885	70,907
01/01/2013 to 12/31/2013	$10.99885	$12.67457	156,790
01/01/2014 to 12/31/2014	$12.67457	$13.35989	171,886
01/01/2015 to 12/31/2015	$13.35989	$13.10098	225,180
01/01/2016 to 12/31/2016	$13.10098	$13.66058	285,954
01/01/2017 to 12/31/2017	$13.66058	$15.83331	333,676
01/01/2018 to 12/31/2018	$15.83331	$14.53352	315,288
01/01/2019 to 12/31/2019	$14.53352	$17.20122	355,205

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$18.62398	$19.63939	50,480
01/01/2013 to 12/31/2013	$19.63939	$22.45223	119,084
01/01/2014 to 12/31/2014	$22.45223	$20.83393	132,775
01/01/2015 to 12/31/2015	$20.83393	$20.06954	118,276
01/01/2016 to 12/31/2016	$20.06954	$20.27347	108,347
01/01/2017 to 12/31/2017	$20.27347	$26.04484	127,593
01/01/2018 to 12/31/2018	$26.04484	$21.30069	116,447
01/01/2019 to 12/31/2019	$21.30069	$26.85547	105,833
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$17.01360	$17.50355	38,263
01/01/2013 to 12/31/2013	$17.50355	$19.25962	115,574
01/01/2014 to 12/31/2014	$19.25962	$20.12628	164,323
01/01/2015 to 12/31/2015	$20.12628	$19.90868	194,145
01/01/2016 to 12/31/2016	$19.90868	$20.48702	331,745
01/01/2017 to 12/31/2017	$20.48702	$22.76821	409,434
01/01/2018 to 12/31/2018	$22.76821	$21.40576	440,564
01/01/2019 to 12/31/2019	$21.40576	$24.31210	518,162
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.57527	$12.93987	2,360
01/01/2013 to 12/31/2013	$12.93987	$17.50320	20,366
01/01/2014 to 12/31/2014	$17.50320	$18.99419	18,192
01/01/2015 to 12/31/2015	$18.99419	$20.82500	31,278
01/01/2016 to 12/31/2016	$20.82500	$20.33576	40,448
01/01/2017 to 12/31/2017	$20.33576	$27.37385	62,881
01/01/2018 to 12/31/2018	$27.37385	$26.68914	43,974
01/01/2019 to 12/31/2019	$26.68914	$35.07200	39,118
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.80833	$17.01026	425,090
01/01/2013 to 12/31/2013	$17.01026	$23.02884	838,181
01/01/2014 to 12/31/2014	$23.02884	$25.23833	1,035,208
01/01/2015 to 12/31/2015	$25.23833	$27.53016	925,323
01/01/2016 to 12/31/2016	$27.53016	$28.80403	814,756
01/01/2017 to 12/31/2017	$28.80403	$37.96206	754,558
01/01/2018 to 12/31/2018	$37.96206	$36.60751	564,625
01/01/2019 to 12/31/2019	$36.60751	$47.75292	492,615
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$21.74449	$23.04503	21,999
01/01/2013 to 12/31/2013	$23.04503	$29.14854	47,489
01/01/2014 to 12/31/2014	$29.14854	$29.93493	51,941
01/01/2015 to 12/31/2015	$29.93493	$29.23083	64,165
01/01/2016 to 12/31/2016	$29.23083	$31.02844	82,421
01/01/2017 to 12/31/2017	$31.02844	$38.08044	99,586
01/01/2018 to 12/31/2018	$38.08044	$34.13118	81,807
01/01/2019 to 12/31/2019	$34.13118	$43.95671	84,069
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99926	$10.37693	56,431
01/01/2013 to 12/31/2013	$10.37693	$12.22866	120,016
01/01/2014 to 12/31/2014	$12.22866	$12.74143	159,984
01/01/2015 to 12/31/2015	$12.74143	$12.46998	132,511
01/01/2016 to 12/31/2016	$12.46998	$12.89199	120,303
01/01/2017 to 12/31/2017	$12.89199	$14.88331	170,328
01/01/2018 to 12/31/2018	$14.88331	$13.52819	160,789
01/01/2019 to 12/31/2019	$13.52819	$16.45817	165,247

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$16.43881	$16.43129	62,155
01/01/2013 to 12/31/2013	$16.43129	$22.26046	141,561
01/01/2014 to 12/31/2014	$22.26046	$23.98155	140,267
01/01/2015 to 12/31/2015	$23.98155	$25.48373	107,052
01/01/2016 to 12/31/2016	$25.48373	$25.73743	86,232
01/01/2017 to 12/31/2017	$25.73743	$33.33872	98,952
01/01/2018 to 12/31/2018	$33.33872	$33.74757	85,367
01/01/2019 to 12/31/2019	$33.74757	$46.07868	82,196
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99926	$10.22566	0
01/01/2013 to 12/31/2013	$10.22566	$13.63007	2,485
01/01/2014 to 12/31/2014	$13.63007	$14.88747	11,018
01/01/2015 to 12/31/2015	$14.88747	$14.64680	30,315
01/01/2016 to 12/31/2016	$14.64680	$16.46677	86,073
01/01/2017 to 12/31/2017	$16.46677	$19.14853	99,844
01/01/2018 to 12/31/2018	$19.14853	$17.04926	74,242
01/01/2019 to 12/31/2019	$17.04926	$21.85430	80,093
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.55988	$23.76942	49,594
01/01/2013 to 12/31/2013	$23.76942	$31.13825	119,509
01/01/2014 to 12/31/2014	$31.13825	$34.41507	161,800
01/01/2015 to 12/31/2015	$34.41507	$32.16636	263,424
01/01/2016 to 12/31/2016	$32.16636	$32.40164	255,528
01/01/2017 to 12/31/2017	$32.40164	$40.80971	282,531
01/01/2018 to 12/31/2018	$40.80971	$38.68196	236,533
01/01/2019 to 12/31/2019	$38.68196	$49.89354	217,456
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.87286	$22.40240	110,737
01/01/2013 to 12/31/2013	$22.40240	$31.52671	219,116
01/01/2014 to 12/31/2014	$31.52671	$35.69515	265,572
01/01/2015 to 12/31/2015	$35.69515	$33.38007	252,369
01/01/2016 to 12/31/2016	$33.38007	$39.11038	242,483
01/01/2017 to 12/31/2017	$39.11038	$44.10353	264,436
01/01/2018 to 12/31/2018	$44.10353	$36.51817	201,370
01/01/2019 to 12/31/2019	$36.51817	$43.79472	187,257
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$10.11888	$10.32708	16,561
01/01/2013 to 12/31/2013	$10.32708	$10.25698	47,934
01/01/2014 to 12/31/2014	$10.25698	$9.68870	58,712
01/01/2015 to 12/31/2015	$9.68870	$7.99545	62,612
01/01/2016 to 12/31/2016	$7.99545	$8.90305	69,300
01/01/2017 to 12/31/2017	$8.90305	$11.15034	102,994
01/01/2018 to 12/31/2018	$11.15034	$9.49739	93,632
01/01/2019 to 12/31/2019	$9.49739	$10.66832	92,677
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.81997	$13.18092	159,646
01/01/2013 to 12/31/2013	$13.18092	$14.26564	216,575
01/01/2014 to 12/31/2014	$14.26564	$14.95367	296,913
01/01/2015 to 12/31/2015	$14.95367	$14.84036	531,354
01/01/2016 to 12/31/2016	$14.84036	$15.51967	882,023
01/01/2017 to 12/31/2017	$15.51967	$16.93838	1,085,499
01/01/2018 to 12/31/2018	$16.93838	$16.30843	1,194,629
01/01/2019 to 12/31/2019	$16.30843	$18.54374	1,229,778

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.20930	$10.70371	161
01/01/2013 to 12/31/2013	$10.70371	$10.36202	5,376
01/01/2014 to 12/31/2014	$10.36202	$10.89114	16,735
01/01/2015 to 12/31/2015	$10.89114	$10.76424	30,005
01/01/2016 to 12/31/2016	$10.76424	$11.11645	83,551
01/01/2017 to 12/31/2017	$11.11645	$11.64124	99,605
01/01/2018 to 12/31/2018	$11.64124	$11.44209	99,629
01/01/2019 to 12/31/2019	$11.44209	$12.44526	129,287
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$10.33507	$10.47629	54,660
01/01/2013 to 12/31/2013	$10.47629	$12.14973	173,117
01/01/2014 to 12/31/2014	$12.14973	$13.14773	345,827
01/01/2015 to 12/31/2015	$13.14773	$12.94956	877,579
01/01/2016 to 12/31/2016	$12.94956	$14.12865	1,323,865
01/01/2017 to 12/31/2017	$14.12865	$16.25558	2,249,510
01/01/2018 to 12/31/2018	$16.25558	$14.88495	2,402,982
01/01/2019 to 12/31/2019	$14.88495	$17.58004	2,658,436
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99926	$11.73738	0
01/01/2014 to 12/31/2014	$11.73738	$13.40465	1,720
01/01/2015 to 12/31/2015	$13.40465	$13.48896	2,738
01/01/2016 to 12/31/2016	$13.48896	$14.81889	2,462
01/01/2017 to 12/31/2017	$14.81889	$17.83025	5,615
01/01/2018 to 12/31/2018	$17.83025	$16.40537	2,866
01/01/2019 to 12/31/2019	$16.40537	$20.35288	2,231
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$15.51901	$15.78510	27,042
01/01/2013 to 12/31/2013	$15.78510	$20.71562	88,401
01/01/2014 to 12/31/2014	$20.71562	$24.06286	96,241
01/01/2015 to 12/31/2015	$24.06286	$24.58060	94,520
01/01/2016 to 12/31/2016	$24.58060	$27.97611	100,029
01/01/2017 to 12/31/2017	$27.97611	$33.89386	109,465
01/01/2018 to 12/31/2018	$33.89386	$30.82749	101,066
01/01/2019 to 12/31/2019	$30.82749	$38.02425	76,968
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.89665	$10.03143	0
01/01/2013 to 12/31/2013	$10.03143	$12.16769	2,455
01/01/2014 to 12/31/2014	$12.16769	$12.84197	4,509
01/01/2015 to 12/31/2015	$12.84197	$12.74546	8,901
01/01/2016 to 12/31/2016	$12.74546	$13.42945	8,100
01/01/2017 to 12/31/2017	$13.42945	$15.72959	13,415
01/01/2018 to 12/31/2018	$15.72959	$14.56976	7,940
01/01/2019 to 12/31/2019	$14.56976	$17.50030	7,831
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$27.85979	$26.51602	66,713
01/01/2013 to 12/31/2013	$26.51602	$37.00144	145,136
01/01/2014 to 12/31/2014	$37.00144	$38.48022	177,198
01/01/2015 to 12/31/2015	$38.48022	$38.64298	174,970
01/01/2016 to 12/31/2016	$38.64298	$41.24410	146,474
01/01/2017 to 12/31/2017	$41.24410	$52.19166	145,303
01/01/2018 to 12/31/2018	$52.19166	$46.11141	116,043
01/01/2019 to 12/31/2019	$46.11141	$62.36767	107,498

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.65563	$18.92221	20,997
01/01/2013 to 12/31/2013	$18.92221	$25.34746	53,094
01/01/2014 to 12/31/2014	$25.34746	$26.07876	51,726
01/01/2015 to 12/31/2015	$26.07876	$26.04715	58,463
01/01/2016 to 12/31/2016	$26.04715	$28.93035	66,586
01/01/2017 to 12/31/2017	$28.93035	$35.52723	80,085
01/01/2018 to 12/31/2018	$35.52723	$32.24728	75,989
01/01/2019 to 12/31/2019	$32.24728	$41.58264	71,819
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.53339	$22.01216	119,443
01/01/2013 to 12/31/2013	$22.01216	$29.97261	260,476
01/01/2014 to 12/31/2014	$29.97261	$31.26764	299,726
01/01/2015 to 12/31/2015	$31.26764	$29.65077	293,930
01/01/2016 to 12/31/2016	$29.65077	$37.96547	250,699
01/01/2017 to 12/31/2017	$37.96547	$40.38884	274,989
01/01/2018 to 12/31/2018	$40.38884	$33.18941	231,165
01/01/2019 to 12/31/2019	$33.18941	$40.11987	215,163
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$18.15614	$18.66785	121,875
01/01/2013 to 12/31/2013	$18.66785	$21.61396	245,839
01/01/2014 to 12/31/2014	$21.61396	$22.67884	344,918
01/01/2015 to 12/31/2015	$22.67884	$22.48423	499,215
01/01/2016 to 12/31/2016	$22.48423	$23.96311	695,416
01/01/2017 to 12/31/2017	$23.96311	$27.40672	811,697
01/01/2018 to 12/31/2018	$27.40672	$25.71208	923,644
01/01/2019 to 12/31/2019	$25.71208	$30.79186	900,069
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.73681	$18.15419	31,299
01/01/2013 to 12/31/2013	$18.15419	$25.91153	72,697
01/01/2014 to 12/31/2014	$25.91153	$27.82127	104,575
01/01/2015 to 12/31/2015	$27.82127	$30.21312	154,773
01/01/2016 to 12/31/2016	$30.21312	$30.74965	183,693
01/01/2017 to 12/31/2017	$30.74965	$42.01843	254,827
01/01/2018 to 12/31/2018	$42.01843	$43.24827	236,942
01/01/2019 to 12/31/2019	$43.24827	$54.95828	243,938
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.28299	$17.29342	26,564
01/01/2013 to 12/31/2013	$17.29342	$23.07231	49,924
01/01/2014 to 12/31/2014	$23.07231	$23.22103	74,433
01/01/2015 to 12/31/2015	$23.22103	$21.61669	70,989
01/01/2016 to 12/31/2016	$21.61669	$22.73534	77,114
01/01/2017 to 12/31/2017	$22.73534	$26.26066	87,434
01/01/2018 to 12/31/2018	$26.26066	$23.49622	82,191
01/01/2019 to 12/31/2019	$23.49622	$29.33172	832,982
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$29.49409	$28.38080	18,929
01/01/2013 to 12/31/2013	$28.38080	$32.45134	41,571
01/01/2014 to 12/31/2014	$32.45134	$29.47070	58,912
01/01/2015 to 12/31/2015	$29.47070	$23.58270	63,296
01/01/2016 to 12/31/2016	$23.58270	$29.12352	74,822
01/01/2017 to 12/31/2017	$29.12352	$31.83660	88,709
01/01/2018 to 12/31/2018	$31.83660	$26.29473	63,464
01/01/2019 to 12/31/2019	$26.29473	$30.45303	74,119

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$15.83091	$16.31179	108,177
01/01/2013 to 12/31/2013	$16.31179	$15.55828	269,072
01/01/2014 to 12/31/2014	$15.55828	$15.50425	339,329
01/01/2015 to 12/31/2015	$15.50425	$14.65526	344,000
01/01/2016 to 12/31/2016	$14.65526	$15.15648	295,582
01/01/2017 to 12/31/2017	$15.15648	$15.32695	334,842
01/01/2018 to 12/31/2018	$15.32695	$15.49193	273,390
01/01/2019 to 12/31/2019	$15.49193	$15.59878	295,219
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.87736	$21.62753	12,717
01/01/2013 to 12/31/2013	$21.62753	$28.38035	37,123
01/01/2014 to 12/31/2014	$28.38035	$32.33505	45,961
01/01/2015 to 12/31/2015	$32.33505	$29.92642	34,633
01/01/2016 to 12/31/2016	$29.92642	$33.80820	35,532
01/01/2017 to 12/31/2017	$33.80820	$39.71297	43,272
01/01/2018 to 12/31/2018	$39.71297	$32.85033	38,658
01/01/2019 to 12/31/2019	$32.85033	$38.78735	41,189
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$10.87028	$10.82953	44,926
01/01/2013 to 12/31/2013	$10.82953	$12.93244	128,772
01/01/2014 to 12/31/2014	$12.93244	$13.52157	271,446
01/01/2015 to 12/31/2015	$13.52157	$13.31505	323,250
01/01/2016 to 12/31/2016	$13.31505	$14.05635	420,258
01/01/2017 to 12/31/2017	$14.05635	$15.82369	548,832
01/01/2018 to 12/31/2018	$15.82369	$14.89699	489,148
01/01/2019 to 12/31/2019	$14.89699	$17.79725	479,673
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.87383	$12.45283	14,349
01/01/2013 to 12/31/2013	$12.45283	$12.15662	69,578
01/01/2014 to 12/31/2014	$12.15662	$12.91415	129,240
01/01/2015 to 12/31/2015	$12.91415	$12.95617	179,309
01/01/2016 to 12/31/2016	$12.95617	$13.50096	362,945
01/01/2017 to 12/31/2017	$13.50096	$14.22373	473,871
01/01/2018 to 12/31/2018	$14.22373	$13.77593	1,040,196
01/01/2019 to 12/31/2019	$13.77593	$15.33124	921,168
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.17676	$10.78720	13,294
01/01/2013 to 12/31/2013	$10.78720	$14.00794	22,960
01/01/2014 to 12/31/2014	$14.00794	$15.66262	26,360
01/01/2015 to 12/31/2015	$15.66262	$15.84237	26,995
01/01/2016 to 12/31/2016	$15.84237	$18.02578	45,926
01/01/2017 to 12/31/2017	$18.02578	$19.39573	45,587
01/01/2018 to 12/31/2018	$19.39573	$17.76446	38,670
01/01/2019 to 12/31/2019	$17.76446	$22.02190	31,968
Invesco V.I. Health Care Fund - Series I
04/02/2012 to 12/31/2012	$17.31539	$18.36199	5,452
01/01/2013 to 12/31/2013	$18.36199	$25.57408	18,425
01/01/2014 to 12/31/2014	$25.57408	$30.32882	25,417
01/01/2015 to 12/31/2015	$30.32882	$31.00662	38,695
01/01/2016 to 12/31/2016	$31.00662	$27.20652	32,534
01/01/2017 to 12/31/2017	$27.20652	$31.22957	31,753
01/01/2018 to 12/31/2018	$31.22957	$31.22701	20,974
01/01/2019 to 12/31/2019	$31.22701	$41.00472	21,745

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05013	$9.81660	3,582
01/01/2013 to 12/31/2013	$9.81660	$13.32911	16,273
01/01/2014 to 12/31/2014	$13.32911	$14.27074	10,867
01/01/2015 to 12/31/2015	$14.27074	$14.31296	16,506
01/01/2016 to 12/31/2016	$14.31296	$14.29170	18,303
01/01/2017 to 12/31/2017	$14.29170	$17.34894	22,420
01/01/2018 to 12/31/2018	$17.34894	$16.23203	23,127
01/01/2019 to 12/31/2019	$16.23203	$21.60985	24,484
Invesco V.I. Technology Fund - Series I
04/02/2012 to 12/31/2012	$19.78851	$17.73191	0
01/01/2013 to 12/31/2013	$17.73191	$21.99076	0
01/01/2014 to 12/31/2014	$21.99076	$24.20140	0
01/01/2015 to 12/31/2015	$24.20140	$25.61809	0
01/01/2016 to 12/31/2016	$25.61809	$25.19626	0
01/01/2017 to 12/31/2017	$25.19626	$33.74281	0
01/01/2018 to 12/31/2018	$33.74281	$33.28557	0
01/01/2019 to 12/31/2019	$33.28557	$44.82124	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12667	$9.75939	100,757
01/01/2017 to 12/31/2017	$9.75939	$13.64636	112,586
01/01/2018 to 12/31/2018	$13.64636	$11.12813	95,849
01/01/2019 to 12/31/2019	$11.12813	$13.51828	91,955
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$26.54631	$26.50384	4,926
01/01/2013 to 12/31/2013	$26.50384	$30.19771	8,456
01/01/2014 to 12/31/2014	$30.19771	$29.45663	7,125
01/01/2015 to 12/31/2015	$29.45663	$26.45357	10,007
01/01/2016 to 12/31/2016	$26.45357	$26.38394	15,238
01/01/2017 to 12/31/2017	$26.38394	$34.74338	18,316
01/01/2018 to 12/31/2018	$34.74338	$28.02670	13,331
01/01/2019 to 12/31/2019	$28.02670	$35.08065	20,316
ProFund VP Banks
04/02/2012 to 12/31/2012	$5.96825	$6.04492	2,562
01/01/2013 to 12/31/2013	$6.04492	$7.99471	6,124
01/01/2014 to 12/31/2014	$7.99471	$8.74483	6,582
01/01/2015 to 12/31/2015	$8.74483	$8.62861	6,080
01/01/2016 to 12/31/2016	$8.62861	$10.53749	32,945
01/01/2017 to 12/31/2017	$10.53749	$12.31404	23,335
01/01/2018 to 12/31/2018	$12.31404	$10.01867	12,376
01/01/2019 to 12/31/2019	$10.01867	$13.54506	10,357
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$20.35558	$19.73517	3,161
01/01/2013 to 12/31/2013	$19.73517	$23.16241	16,622
01/01/2014 to 12/31/2014	$23.16241	$23.34110	15,045
01/01/2015 to 12/31/2015	$23.34110	$19.91067	15,608
01/01/2016 to 12/31/2016	$19.91067	$23.38054	24,237
01/01/2017 to 12/31/2017	$23.38054	$28.48995	18,873
01/01/2018 to 12/31/2018	$28.48995	$23.24680	7,117
01/01/2019 to 12/31/2019	$23.24680	$27.11954	8,628

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bear
04/02/2012 to 12/31/2012	$3.83351	$3.62728	14,073
01/01/2013 to 12/31/2013	$3.62728	$2.64019	23,391
01/01/2014 to 12/31/2014	$2.64019	$2.24370	33,775
01/01/2015 to 12/31/2015	$2.24370	$2.11410	34,637
01/01/2016 to 12/31/2016	$2.11410	$1.82167	28,649
01/01/2017 to 12/31/2017	$1.82167	$1.48099	54,950
01/01/2018 to 12/31/2018	$1.48099	$1.52701	67,443
01/01/2019 to 12/31/2019	$1.52701	$1.16606	55,861
ProFund VP Biotechnology
04/02/2012 to 12/31/2012	$21.87806	$26.03641	0
01/01/2013 to 12/31/2013	$26.03641	$43.45558	477
01/01/2014 to 12/31/2014	$43.45558	$55.86612	374
01/01/2015 to 12/31/2015	$55.86612	$57.19074	456
01/01/2016 to 12/31/2016	$57.19074	$47.90477	47
01/01/2017 to 12/31/2017	$47.90477	$58.17661	44
01/01/2018 to 12/31/2018	$58.17661	$53.75989	307
01/01/2019 to 12/31/2019	$53.75989	$62.04353	265
ProFund VP Bull
04/02/2012 to 12/31/2012	$14.61734	$14.64316	16,668
01/01/2013 to 12/31/2013	$14.64316	$18.82937	35,724
01/01/2014 to 12/31/2014	$18.82937	$20.79991	79,661
01/01/2015 to 12/31/2015	$20.79991	$20.51829	62,245
01/01/2016 to 12/31/2016	$20.51829	$22.29843	57,530
01/01/2017 to 12/31/2017	$22.29843	$26.37254	62,248
01/01/2018 to 12/31/2018	$26.37254	$24.52738	74,265
01/01/2019 to 12/31/2019	$24.52738	$31.32673	48,377
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$17.42902	$17.54415	752
01/01/2013 to 12/31/2013	$17.54415	$22.33301	4,825
01/01/2014 to 12/31/2014	$22.33301	$24.39556	11,120
01/01/2015 to 12/31/2015	$24.39556	$25.18252	13,175
01/01/2016 to 12/31/2016	$25.18252	$25.84075	12,831
01/01/2017 to 12/31/2017	$25.84075	$29.46402	12,102
01/01/2018 to 12/31/2018	$29.46402	$24.87548	11,046
01/01/2019 to 12/31/2019	$24.87548	$31.19955	11,584
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$15.10409	$16.08026	2,350
01/01/2013 to 12/31/2013	$16.08026	$22.28885	8,930
01/01/2014 to 12/31/2014	$22.28885	$24.84075	7,836
01/01/2015 to 12/31/2015	$24.84075	$25.77162	10,674
01/01/2016 to 12/31/2016	$25.77162	$26.60916	7,095
01/01/2017 to 12/31/2017	$26.60916	$31.21389	5,779
01/01/2018 to 12/31/2018	$31.21389	$31.12182	5,509
01/01/2019 to 12/31/2019	$31.12182	$38.44088	4,139
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$15.53357	$16.53513	6,926
01/01/2013 to 12/31/2013	$16.53513	$19.93155	29,186
01/01/2014 to 12/31/2014	$19.93155	$18.04423	12,094
01/01/2015 to 12/31/2015	$18.04423	$15.93683	23,379
01/01/2016 to 12/31/2016	$15.93683	$17.02714	23,058
01/01/2017 to 12/31/2017	$17.02714	$20.20050	29,508
01/01/2018 to 12/31/2018	$20.20050	$17.18938	21,173
01/01/2019 to 12/31/2019	$17.18938	$20.06479	25,420

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
04/02/2012 to 12/31/2012	$8.32005	$8.57490	6,750
01/01/2013 to 12/31/2013	$8.57490	$11.22357	19,920
01/01/2014 to 12/31/2014	$11.22357	$12.55922	28,231
01/01/2015 to 12/31/2015	$12.55922	$12.26010	16,672
01/01/2016 to 12/31/2016	$12.26010	$14.01139	25,698
01/01/2017 to 12/31/2017	$14.01139	$16.41129	30,173
01/01/2018 to 12/31/2018	$16.41129	$14.56671	22,176
01/01/2019 to 12/31/2019	$14.56671	$18.80535	18,704
ProFund VP Health Care
04/02/2012 to 12/31/2012	$14.22342	$15.09369	6,423
01/01/2013 to 12/31/2013	$15.09369	$20.90473	15,027
01/01/2014 to 12/31/2014	$20.90473	$25.62615	23,801
01/01/2015 to 12/31/2015	$25.62615	$26.67124	33,135
01/01/2016 to 12/31/2016	$26.67124	$25.36057	24,823
01/01/2017 to 12/31/2017	$25.36057	$30.39015	29,966
01/01/2018 to 12/31/2018	$30.39015	$31.45105	29,063
01/01/2019 to 12/31/2019	$31.45105	$37.20569	25,625
ProFund VP Industrials
04/02/2012 to 12/31/2012	$17.70568	$18.01769	1,640
01/01/2013 to 12/31/2013	$18.01769	$24.67438	4,453
01/01/2014 to 12/31/2014	$24.67438	$25.81617	7,741
01/01/2015 to 12/31/2015	$25.81617	$24.70873	5,546
01/01/2016 to 12/31/2016	$24.70873	$28.78344	8,673
01/01/2017 to 12/31/2017	$28.78344	$34.91410	6,723
01/01/2018 to 12/31/2018	$34.91410	$30.18169	6,356
01/01/2019 to 12/31/2019	$30.18169	$39.03067	5,917
ProFund VP Internet
04/02/2012 to 12/31/2012	$32.27627	$33.36005	0
01/01/2013 to 12/31/2013	$33.36005	$50.15518	0
01/01/2014 to 12/31/2014	$50.15518	$50.26138	61
01/01/2015 to 12/31/2015	$50.26138	$59.94676	58
01/01/2016 to 12/31/2016	$59.94676	$62.69345	55
01/01/2017 to 12/31/2017	$62.69345	$84.52930	53
01/01/2018 to 12/31/2018	$84.52930	$87.89728	50
01/01/2019 to 12/31/2019	$87.89728	$102.80643	0
ProFund VP Japan
04/02/2012 to 12/31/2012	$10.81298	$11.00789	727
01/01/2013 to 12/31/2013	$11.00789	$16.17098	8,204
01/01/2014 to 12/31/2014	$16.17098	$16.54245	6,526
01/01/2015 to 12/31/2015	$16.54245	$17.34588	9,140
01/01/2016 to 12/31/2016	$17.34588	$17.26105	6,959
01/01/2017 to 12/31/2017	$17.26105	$20.26246	13,163
01/01/2018 to 12/31/2018	$20.26246	$17.74283	7,142
01/01/2019 to 12/31/2019	$17.74283	$21.09944	8,742
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$12.60185	$12.51782	13,038
01/01/2013 to 12/31/2013	$12.51782	$16.20921	53,836
01/01/2014 to 12/31/2014	$16.20921	$18.13991	68,900
01/01/2015 to 12/31/2015	$18.13991	$18.65205	48,944
01/01/2016 to 12/31/2016	$18.65205	$19.41160	24,729
01/01/2017 to 12/31/2017	$19.41160	$24.10282	38,293
01/01/2018 to 12/31/2018	$24.10282	$23.44065	24,977
01/01/2019 to 12/31/2019	$23.44065	$29.94073	28,575

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$10.67099	$10.81305	9,368
01/01/2013 to 12/31/2013	$10.81305	$13.91899	23,292
01/01/2014 to 12/31/2014	$13.91899	$15.23853	123,549
01/01/2015 to 12/31/2015	$15.23853	$14.38635	33,930
01/01/2016 to 12/31/2016	$14.38635	$16.45721	32,947
01/01/2017 to 12/31/2017	$16.45721	$18.50059	25,683
01/01/2018 to 12/31/2018	$18.50059	$16.38492	27,201
01/01/2019 to 12/31/2019	$16.38492	$21.07200	26,396
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$20.02343	$20.07739	7,689
01/01/2013 to 12/31/2013	$20.07739	$25.97017	35,892
01/01/2014 to 12/31/2014	$25.97017	$27.25269	21,489
01/01/2015 to 12/31/2015	$27.25269	$27.08396	28,928
01/01/2016 to 12/31/2016	$27.08396	$30.29668	17,167
01/01/2017 to 12/31/2017	$30.29668	$35.52095	16,990
01/01/2018 to 12/31/2018	$35.52095	$30.98345	14,736
01/01/2019 to 12/31/2019	$30.98345	$38.14814	15,720
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$19.58979	$20.11028	7,598
01/01/2013 to 12/31/2013	$20.11028	$26.33828	8,944
01/01/2014 to 12/31/2014	$26.33828	$28.75973	10,395
01/01/2015 to 12/31/2015	$28.75973	$26.15693	16,045
01/01/2016 to 12/31/2016	$26.15693	$32.23156	21,756
01/01/2017 to 12/31/2017	$32.23156	$35.33056	13,644
01/01/2018 to 12/31/2018	$35.33056	$30.35804	11,910
01/01/2019 to 12/31/2019	$30.35804	$37.32984	13,131
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$21.83143	$20.65639	7,718
01/01/2013 to 12/31/2013	$20.65639	$27.48656	25,741
01/01/2014 to 12/31/2014	$27.48656	$31.87144	40,150
01/01/2015 to 12/31/2015	$31.87144	$33.93907	34,803
01/01/2016 to 12/31/2016	$33.93907	$35.40221	21,300
01/01/2017 to 12/31/2017	$35.40221	$45.74008	18,497
01/01/2018 to 12/31/2018	$45.74008	$44.47867	22,013
01/01/2019 to 12/31/2019	$44.47867	$60.25602	16,081
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$28.54923	$27.70826	5,928
01/01/2013 to 12/31/2013	$27.70826	$34.06864	19,830
01/01/2014 to 12/31/2014	$34.06864	$30.09315	17,045
01/01/2015 to 12/31/2015	$30.09315	$22.85208	22,959
01/01/2016 to 12/31/2016	$22.85208	$28.12397	27,454
01/01/2017 to 12/31/2017	$28.12397	$26.98691	26,492
01/01/2018 to 12/31/2018	$26.98691	$21.33437	20,246
01/01/2019 to 12/31/2019	$21.33437	$22.94277	21,443
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$10.71345	$11.44166	1,325
01/01/2013 to 12/31/2013	$11.44166	$14.92472	7,301
01/01/2014 to 12/31/2014	$14.92472	$17.65370	15,212
01/01/2015 to 12/31/2015	$17.65370	$18.27211	20,190
01/01/2016 to 12/31/2016	$18.27211	$17.43201	15,103
01/01/2017 to 12/31/2017	$17.43201	$19.06471	14,314
01/01/2018 to 12/31/2018	$19.06471	$17.72120	12,907
01/01/2019 to 12/31/2019	$17.72120	$20.02749	14,020

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$21.24453	$18.51153	12,350
01/01/2013 to 12/31/2013	$18.51153	$11.38383	24,153
01/01/2014 to 12/31/2014	$11.38383	$8.58893	33,164
01/01/2015 to 12/31/2015	$8.58893	$5.71537	35,837
01/01/2016 to 12/31/2016	$5.71537	$8.82559	35,175
01/01/2017 to 12/31/2017	$8.82559	$9.20801	35,346
01/01/2018 to 12/31/2018	$9.20801	$7.89562	31,912
01/01/2019 to 12/31/2019	$7.89562	$11.42228	29,625
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.70803	$20.66527	1,570
01/01/2013 to 12/31/2013	$20.66527	$20.49830	3,833
01/01/2014 to 12/31/2014	$20.49830	$25.39568	7,068
01/01/2015 to 12/31/2015	$25.39568	$25.24872	15,802
01/01/2016 to 12/31/2016	$25.24872	$26.45428	6,900
01/01/2017 to 12/31/2017	$26.45428	$28.32702	11,165
01/01/2018 to 12/31/2018	$28.32702	$26.47151	8,811
01/01/2019 to 12/31/2019	$26.47151	$33.25297	7,401
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$3.42630	$2.91823	11,068
01/01/2013 to 12/31/2013	$2.91823	$3.36848	58,105
01/01/2014 to 12/31/2014	$3.36848	$2.32804	62,916
01/01/2015 to 12/31/2015	$2.32804	$2.27041	68,079
01/01/2016 to 12/31/2016	$2.27041	$2.13391	107,242
01/01/2017 to 12/31/2017	$2.13391	$1.86299	57,802
01/01/2018 to 12/31/2018	$1.86299	$1.92303	46,730
01/01/2019 to 12/31/2019	$1.92303	$1.57386	44,501
ProFund VP Semiconductor
04/02/2012 to 12/31/2012	$12.75090	$10.45870	0
01/01/2013 to 12/31/2013	$10.45870	$13.83421	0
01/01/2014 to 12/31/2014	$13.83421	$18.44355	0
01/01/2015 to 12/31/2015	$18.44355	$17.75200	0
01/01/2016 to 12/31/2016	$17.75200	$22.46711	0
01/01/2017 to 12/31/2017	$22.46711	$30.18179	0
01/01/2018 to 12/31/2018	$30.18179	$26.84828	0
01/01/2019 to 12/31/2019	$26.84828	$39.85012	0
ProFund VP Short Mid-Cap
04/02/2012 to 12/31/2012	$3.87668	$3.59519	0
01/01/2013 to 12/31/2013	$3.59519	$2.57597	0
01/01/2014 to 12/31/2014	$2.57597	$2.23528	0
01/01/2015 to 12/31/2015	$2.23528	$2.17748	0
01/01/2016 to 12/31/2016	$2.17748	$1.72217	0
01/01/2017 to 12/31/2017	$1.72217	$1.45323	0
01/01/2018 to 12/31/2018	$1.45323	$1.59798	0
01/01/2019 to 12/31/2019	$1.59798	$1.24842	0
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$2.36533	$2.35629	544
01/01/2013 to 12/31/2013	$2.35629	$1.64854	2,523
01/01/2014 to 12/31/2014	$1.64854	$1.31708	21,223
01/01/2015 to 12/31/2015	$1.31708	$1.13496	43,618
01/01/2016 to 12/31/2016	$1.13496	$1.01160	79,339
01/01/2017 to 12/31/2017	$1.01160	$0.74943	37,096
01/01/2018 to 12/31/2018	$0.74943	$0.72117	51,741
01/01/2019 to 12/31/2019	$0.72117	$0.51420	10,345

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Small-Cap
04/02/2012 to 12/31/2012	$3.75882	$3.49278	0
01/01/2013 to 12/31/2013	$3.49278	$2.37967	0
01/01/2014 to 12/31/2014	$2.37967	$2.14057	0
01/01/2015 to 12/31/2015	$2.14057	$2.10384	0
01/01/2016 to 12/31/2016	$2.10384	$1.63472	0
01/01/2017 to 12/31/2017	$1.63472	$1.38996	0
01/01/2018 to 12/31/2018	$1.38996	$1.52055	0
01/01/2019 to 12/31/2019	$1.52055	$1.19359	0
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$21.18940	$21.13125	1,364
01/01/2013 to 12/31/2013	$21.13125	$29.40650	35,152
01/01/2014 to 12/31/2014	$29.40650	$29.77513	19,120
01/01/2015 to 12/31/2015	$29.77513	$29.85326	31,139
01/01/2016 to 12/31/2016	$29.85326	$35.57142	27,623
01/01/2017 to 12/31/2017	$35.57142	$39.82386	17,885
01/01/2018 to 12/31/2018	$39.82386	$37.19525	16,563
01/01/2019 to 12/31/2019	$37.19525	$43.90714	14,007
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$19.05242	$19.31173	5,089
01/01/2013 to 12/31/2013	$19.31173	$26.34809	22,629
01/01/2014 to 12/31/2014	$26.34809	$27.62906	16,405
01/01/2015 to 12/31/2015	$27.62906	$25.11391	18,477
01/01/2016 to 12/31/2016	$25.11391	$32.05015	29,302
01/01/2017 to 12/31/2017	$32.05015	$34.84687	17,400
01/01/2018 to 12/31/2018	$34.84687	$29.62274	13,383
01/01/2019 to 12/31/2019	$29.62274	$35.98008	9,486
ProFund VP Technology
04/02/2012 to 12/31/2012	$18.74298	$16.72513	0
01/01/2013 to 12/31/2013	$16.72513	$20.75015	3,122
01/01/2014 to 12/31/2014	$20.75015	$24.28848	0
01/01/2015 to 12/31/2015	$24.28848	$24.64815	278
01/01/2016 to 12/31/2016	$24.64815	$27.44195	729
01/01/2017 to 12/31/2017	$27.44195	$36.76414	975
01/01/2018 to 12/31/2018	$36.76414	$35.59526	559
01/01/2019 to 12/31/2019	$35.59526	$51.21338	743
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$12.78661	$14.26393	2,981
01/01/2013 to 12/31/2013	$14.26393	$15.84163	4,337
01/01/2014 to 12/31/2014	$15.84163	$15.78788	11,013
01/01/2015 to 12/31/2015	$15.78788	$15.88385	10,808
01/01/2016 to 12/31/2016	$15.88385	$19.15019	11,687
01/01/2017 to 12/31/2017	$19.15019	$18.57530	8,252
01/01/2018 to 12/31/2018	$18.57530	$15.62696	4,506
01/01/2019 to 12/31/2019	$15.62696	$17.77357	4,810
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$16.37262	$18.13160	6,579
01/01/2013 to 12/31/2013	$18.13160	$14.53421	17,947
01/01/2014 to 12/31/2014	$14.53421	$19.64499	18,694
01/01/2015 to 12/31/2015	$19.64499	$18.36998	17,338
01/01/2016 to 12/31/2016	$18.36998	$18.14918	18,633
01/01/2017 to 12/31/2017	$18.14918	$19.69280	16,540
01/01/2018 to 12/31/2018	$19.69280	$18.45627	13,479
01/01/2019 to 12/31/2019	$18.45627	$21.62287	14,278

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraBull
04/02/2012 to 12/31/2012	$14.11856	$14.18214	15
01/01/2013 to 12/31/2013	$14.18214	$23.61862	2,582
01/01/2014 to 12/31/2014	$23.61862	$28.84527	2,202
01/01/2015 to 12/31/2015	$28.84527	$27.76142	2,202
01/01/2016 to 12/31/2016	$27.76142	$32.62957	1,815
01/01/2017 to 12/31/2017	$32.62957	$45.60070	1,814
01/01/2018 to 12/31/2018	$45.60070	$38.18131	1,814
01/01/2019 to 12/31/2019	$38.18131	$60.60429	1,916
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$24.47315	$25.00867	4,130
01/01/2013 to 12/31/2013	$25.00867	$42.28404	5,454
01/01/2014 to 12/31/2014	$42.28404	$48.33259	8,872
01/01/2015 to 12/31/2015	$48.33259	$43.51556	9,914
01/01/2016 to 12/31/2016	$43.51556	$59.47392	14,079
01/01/2017 to 12/31/2017	$59.47392	$75.94907	14,310
01/01/2018 to 12/31/2018	$75.94907	$55.11411	11,208
01/01/2019 to 12/31/2019	$55.11411	$80.71982	11,062
ProFund VP UltraNASDAQ-100
04/02/2012 to 12/31/2012	$28.56211	$25.49858	5
01/01/2013 to 12/31/2013	$25.49858	$45.24276	1,485
01/01/2014 to 12/31/2014	$45.24276	$60.90415	1,008
01/01/2015 to 12/31/2015	$60.90415	$68.56635	1,000
01/01/2016 to 12/31/2016	$68.56635	$73.80962	797
01/01/2017 to 12/31/2017	$73.80962	$123.12968	797
01/01/2018 to 12/31/2018	$123.12968	$110.26340	797
01/01/2019 to 12/31/2019	$110.26340	$196.32297	830
ProFund VP UltraSmall-Cap
04/02/2012 to 12/31/2012	$19.11328	$19.17159	557
01/01/2013 to 12/31/2013	$19.17159	$35.46351	1,728
01/01/2014 to 12/31/2014	$35.46351	$37.03490	1,476
01/01/2015 to 12/31/2015	$37.03490	$31.93952	1,476
01/01/2016 to 12/31/2016	$31.93952	$44.18455	1,189
01/01/2017 to 12/31/2017	$44.18455	$54.82203	632
01/01/2018 to 12/31/2018	$54.82203	$39.68367	632
01/01/2019 to 12/31/2019	$39.68367	$57.93965	632
ProFund VP Utilities
04/02/2012 to 12/31/2012	$21.12770	$21.29761	3,836
01/01/2013 to 12/31/2013	$21.29761	$23.91587	5,483
01/01/2014 to 12/31/2014	$23.91587	$29.83533	10,310
01/01/2015 to 12/31/2015	$29.83533	$27.67390	13,888
01/01/2016 to 12/31/2016	$27.67390	$31.55984	13,423
01/01/2017 to 12/31/2017	$31.55984	$34.60421	14,250
01/01/2018 to 12/31/2018	$34.60421	$35.28024	10,825
01/01/2019 to 12/31/2019	$35.28024	$42.96066	9,632
PSF SP International Growth Portfolio
04/02/2012 to 12/31/2012	$12.92525	$13.35522	5,672
01/01/2013 to 12/31/2013	$13.35522	$15.73225	6,061
01/01/2014 to 12/31/2014	$15.73225	$14.69961	14,675
01/01/2015 to 12/31/2015	$14.69961	$15.05779	17,661
01/01/2016 to 12/31/2016	$15.05779	$14.38794	18,364
01/01/2017 to 12/31/2017	$14.38794	$19.36522	16,250
01/01/2018 to 12/31/2018	$19.36522	$16.73140	15,376
01/01/2019 to 12/31/2019	$16.73140	$21.95016	16,812

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.63950	$14.84948	7,982
01/01/2013 to 12/31/2013	$14.84948	$17.64992	19,084
01/01/2014 to 12/31/2014	$17.64992	$16.56397	24,861
01/01/2015 to 12/31/2015	$16.56397	$16.79170	20,445
01/01/2016 to 12/31/2016	$16.79170	$17.18253	25,377
01/01/2017 to 12/31/2017	$17.18253	$21.26103	45,015
01/01/2018 to 12/31/2018	$21.26103	$17.51662	31,757
01/01/2019 to 12/31/2019	$17.51662	$20.05007	33,122
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$23.52634	$23.34812	3,035
01/01/2013 to 12/31/2013	$23.34812	$32.44321	15,626
01/01/2014 to 12/31/2014	$32.44321	$33.46548	18,122
01/01/2015 to 12/31/2015	$33.46548	$33.70191	13,922
01/01/2016 to 12/31/2016	$33.70191	$33.65547	13,575
01/01/2017 to 12/31/2017	$33.65547	$45.01097	27,846
01/01/2018 to 12/31/2018	$45.01097	$44.83518	10,582
01/01/2019 to 12/31/2019	$44.83518	$61.04671	10,573
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.47977	$12.48381	6,724
01/01/2013 to 12/31/2013	$12.48381	$18.62578	19,878
01/01/2014 to 12/31/2014	$18.62578	$18.14921	24,092
01/01/2015 to 12/31/2015	$18.14921	$17.51198	22,893
01/01/2016 to 12/31/2016	$17.51198	$18.76110	27,803
01/01/2017 to 12/31/2017	$18.76110	$23.45246	28,487
01/01/2018 to 12/31/2018	$23.45246	$23.58287	26,971
01/01/2019 to 12/31/2019	$23.58287	$29.28600	29,499
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 Cliff M&E (1.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
04/02/2012 to 12/31/2012	$16.14997	$17.33846	19,933
01/01/2013 to 12/31/2013	$17.33846	$18.88474	26,410
01/01/2014 to 12/31/2014	$18.88474	$19.13324	6,594
01/01/2015 to 12/31/2015	$19.13324	$18.97114	6,517
01/01/2016 to 12/31/2016	$18.97114	$20.47228	15,994
01/01/2017 to 12/31/2017	$20.47228	$21.23987	3,537
01/01/2018 to 12/31/2018	$21.23987	$20.89775	3,361
01/01/2019 to 12/31/2019	$20.89775	$23.26066	3,028
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.53322	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
01/01/2019 to 12/31/2019	$13.56731	$15.58812	440,997
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$12.28983	$12.66016	256,281
01/01/2013 to 12/31/2013	$12.66016	$14.60882	239,800
01/01/2014 to 12/31/2014	$14.60882	$15.34617	259,478
01/01/2015 to 12/31/2015	$15.34617	$15.31476	288,381
01/01/2016 to 12/31/2016	$15.31476	$16.23932	347,500
01/01/2017 to 12/31/2017	$16.23932	$18.79860	347,344
01/01/2018 to 12/31/2018	$18.79860	$17.51425	312,366
01/01/2019 to 12/31/2019	$17.51425	$21.12943	358,071
AST AllianzGI World Trends Portfolio
04/02/2012 to 12/31/2012	$10.29303	$10.35036	139,141
01/01/2013 to 12/31/2013	$10.35036	$11.52146	120,205
01/01/2014 to 12/31/2014	$11.52146	$11.99252	133,536
01/01/2015 to 12/31/2015	$11.99252	$11.85291	136,474
01/01/2016 to 12/31/2016	$11.85291	$12.29955	181,299
01/01/2017 to 12/31/2017	$12.29955	$14.15345	179,102
01/01/2018 to 12/31/2018	$14.15345	$12.90392	147,063
01/01/2019 to 12/31/2019	$12.90392	$15.08040	158,042
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.68963	0
01/01/2014 to 12/31/2014	$11.68963	$13.09682	3,297
01/01/2015 to 12/31/2015	$13.09682	$13.18982	1,188
01/01/2016 to 12/31/2016	$13.18982	$14.45570	3,834
01/01/2017 to 12/31/2017	$14.45570	$17.47924	4,642
01/01/2018 to 12/31/2018	$17.47924	$15.89609	7,679
01/01/2019 to 12/31/2019	$15.89609	$19.29051	11,715

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.18770	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792
01/01/2019 to 12/31/2019	$17.02790	$20.13092	1,383,121
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.87737	$10.19981	601
01/01/2013 to 12/31/2013	$10.19981	$11.19378	5,235
01/01/2014 to 12/31/2014	$11.19378	$11.62440	13,261
01/01/2015 to 12/31/2015	$11.62440	$11.16295	16,473
01/01/2016 to 12/31/2016	$11.16295	$11.82065	21,698
01/01/2017 to 12/31/2017	$11.82065	$13.17863	56,027
01/01/2018 to 12/31/2018	$13.17863	$12.35746	10,162
01/01/2019 to 12/31/2019	$12.35746	$14.38966	5,914
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$19.09723	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
01/01/2019 to 12/31/2019	$18.85686	$19.53091	356,556
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$25.54592	$26.94996	554,965
01/01/2013 to 12/31/2013	$26.94996	$26.19038	425,830
01/01/2014 to 12/31/2014	$26.19038	$27.02556	366,814
01/01/2015 to 12/31/2015	$27.02556	$26.19140	347,903
01/01/2016 to 12/31/2016	$26.19140	$27.02618	309,655
01/01/2017 to 12/31/2017	$27.02618	$27.92365	284,260
01/01/2018 to 12/31/2018	$27.92365	$27.46048	254,972
01/01/2019 to 12/31/2019	$27.46048	$29.69385	248,228
AST Bond Portfolio 2019
04/02/2012 to 12/31/2012	$14.01861	$14.78287	12,165
01/01/2013 to 12/31/2013	$14.78287	$13.92798	22,233
01/01/2014 to 12/31/2014	$13.92798	$14.37659	20,528
01/01/2015 to 12/31/2015	$14.37659	$14.38526	58,258
01/01/2016 to 12/31/2016	$14.38526	$14.44768	182,661
01/01/2017 to 12/31/2017	$14.44768	$14.41214	135,007
01/01/2018 to 12/31/2018	$14.41214	$14.34842	901,583
01/01/2019 to 12/31/2019	$14.34842	$14.40335	0
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.40732	$12.13249	768
01/01/2013 to 12/31/2013	$12.13249	$11.22861	169,824
01/01/2014 to 12/31/2014	$11.22861	$11.80106	176,463
01/01/2015 to 12/31/2015	$11.80106	$11.86134	202,920
01/01/2016 to 12/31/2016	$11.86134	$11.97262	343,163
01/01/2017 to 12/31/2017	$11.97262	$11.95822	256,930
01/01/2018 to 12/31/2018	$11.95822	$11.87291	320,529
01/01/2019 to 12/31/2019	$11.87291	$12.16578	874,879

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
04/02/2012 to 12/31/2012	$13.01682	$13.97410	0
01/01/2013 to 12/31/2013	$13.97410	$12.86584	0
01/01/2014 to 12/31/2014	$12.86584	$13.71561	5,617
01/01/2015 to 12/31/2015	$13.71561	$13.82063	15,005
01/01/2016 to 12/31/2016	$13.82063	$13.96071	94,416
01/01/2017 to 12/31/2017	$13.96071	$14.03983	31,076
01/01/2018 to 12/31/2018	$14.03983	$13.90798	107,530
01/01/2019 to 12/31/2019	$13.90798	$14.46667	36,198
AST Bond Portfolio 2022
04/02/2012 to 12/31/2012	$11.84001	$12.69832	19,197
01/01/2013 to 12/31/2013	$12.69832	$11.34626	1,129
01/01/2014 to 12/31/2014	$11.34626	$12.39765	15,823
01/01/2015 to 12/31/2015	$12.39765	$12.53097	20,638
01/01/2016 to 12/31/2016	$12.53097	$12.63249	47,236
01/01/2017 to 12/31/2017	$12.63249	$12.70276	52,859
01/01/2018 to 12/31/2018	$12.70276	$12.55662	282,681
01/01/2019 to 12/31/2019	$12.55662	$13.16336	202,989
AST Bond Portfolio 2023
04/02/2012 to 12/31/2012	$9.78464	$10.48379	10,462
01/01/2013 to 12/31/2013	$10.48379	$9.32044	119,441
01/01/2014 to 12/31/2014	$9.32044	$10.39161	49,103
01/01/2015 to 12/31/2015	$10.39161	$10.56624	9,401
01/01/2016 to 12/31/2016	$10.56624	$10.66054	206,280
01/01/2017 to 12/31/2017	$10.66054	$10.73308	163,563
01/01/2018 to 12/31/2018	$10.73308	$10.59724	624,370
01/01/2019 to 12/31/2019	$10.59724	$11.17416	933,102
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99945	$8.82085	84,645
01/01/2014 to 12/31/2014	$8.82085	$10.00685	89,238
01/01/2015 to 12/31/2015	$10.00685	$10.18824	12,269
01/01/2016 to 12/31/2016	$10.18824	$10.27881	30,750
01/01/2017 to 12/31/2017	$10.27881	$10.34756	374,497
01/01/2018 to 12/31/2018	$10.34756	$10.17765	537,230
01/01/2019 to 12/31/2019	$10.17765	$10.87752	233,833
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99945	$11.39492	50,736
01/01/2015 to 12/31/2015	$11.39492	$11.50639	164,266
01/01/2016 to 12/31/2016	$11.50639	$11.67304	0
01/01/2017 to 12/31/2017	$11.67304	$11.76800	1,928
01/01/2018 to 12/31/2018	$11.76800	$11.56406	292,213
01/01/2019 to 12/31/2019	$11.56406	$12.44644	78,070
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99945	$10.01876	51,230
01/01/2016 to 12/31/2016	$10.01876	$10.12464	1,049,011
01/01/2017 to 12/31/2017	$10.12464	$10.26633	592,123
01/01/2018 to 12/31/2018	$10.26633	$10.05732	1,791,277
01/01/2019 to 12/31/2019	$10.05732	$10.95532	850,056
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99890	$9.95964	877,396
01/01/2017 to 12/31/2017	$9.95964	$10.12497	1,156,405
01/01/2018 to 12/31/2018	$10.12497	$9.89699	1,964,185
01/01/2019 to 12/31/2019	$9.89699	$10.84511	1,188,926

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99890	$10.11809	8,947
01/01/2018 to 12/31/2018	$10.11809	$9.81046	661,426
01/01/2019 to 12/31/2019	$9.81046	$10.83793	254,167
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99890	$9.74107	1,191
01/01/2019 to 12/31/2019	$9.74107	$10.82960	686,494
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99945	$11.32565	279,012
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.86185	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850
01/01/2019 to 12/31/2019	$17.52258	$21.20681	1,359,282
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99917	$11.72888	0
01/01/2014 to 12/31/2014	$11.72888	$13.19191	4,206
01/01/2015 to 12/31/2015	$13.19191	$12.59356	8,092
01/01/2016 to 12/31/2016	$12.59356	$14.32469	9,174
01/01/2017 to 12/31/2017	$14.32469	$16.79155	14,303
01/01/2018 to 12/31/2018	$16.79155	$15.83069	13,703
01/01/2019 to 12/31/2019	$15.83069	$20.53573	19,270
AST Cohen & Steers Global Realty Portfolio
04/02/2012 to 12/31/2012	$10.33619	$11.51795	14,435
01/01/2013 to 12/31/2013	$11.51795	$11.89855	14,755
01/01/2014 to 12/31/2014	$11.89855	$13.41964	25,783
01/01/2015 to 12/31/2015	$13.41964	$13.27368	17,624
01/01/2016 to 12/31/2016	$13.27368	$13.25863	20,239
01/01/2017 to 12/31/2017	$13.25863	$14.55529	14,449
01/01/2018 to 12/31/2018	$14.55529	$13.73036	15,071
01/01/2019 to 12/31/2019	$13.73036	$17.00844	28,186
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$30.74415	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
01/01/2019 to 12/31/2019	$44.95306	$58.39609	46,577
AST Fidelity Institutional AM® Quantitative Portfolio
04/02/2012 to 12/31/2012	$10.71805	$10.99111	144,585
01/01/2013 to 12/31/2013	$10.99111	$12.48739	139,523
01/01/2014 to 12/31/2014	$12.48739	$12.75219	179,552
01/01/2015 to 12/31/2015	$12.75219	$12.74977	188,133
01/01/2016 to 12/31/2016	$12.74977	$13.15935	267,279
01/01/2017 to 12/31/2017	$13.15935	$15.17402	213,363
01/01/2018 to 12/31/2018	$15.17402	$13.85808	169,364
01/01/2019 to 12/31/2019	$13.85808	$16.46344	199,003

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$11.00055	$11.06880	53,335
01/01/2013 to 12/31/2013	$11.06880	$12.03431	54,982
01/01/2014 to 12/31/2014	$12.03431	$12.39539	91,758
01/01/2015 to 12/31/2015	$12.39539	$12.15986	81,240
01/01/2016 to 12/31/2016	$12.15986	$12.67116	83,630
01/01/2017 to 12/31/2017	$12.67116	$14.08563	102,094
01/01/2018 to 12/31/2018	$14.08563	$12.95987	94,336
01/01/2019 to 12/31/2019	$12.95987	$14.88584	109,445
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$34.08693	$34.66418	62,151
01/01/2013 to 12/31/2013	$34.66418	$47.63708	51,383
01/01/2014 to 12/31/2014	$47.63708	$50.55541	48,790
01/01/2015 to 12/31/2015	$50.55541	$47.30014	52,668
01/01/2016 to 12/31/2016	$47.30014	$58.21270	52,315
01/01/2017 to 12/31/2017	$58.21270	$64.65626	51,006
01/01/2018 to 12/31/2018	$64.65626	$55.00434	43,775
01/01/2019 to 12/31/2019	$55.00434	$66.78080	41,011
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$13.93292	$13.82981	713,101
01/01/2013 to 12/31/2013	$13.82981	$13.69132	710,651
01/01/2014 to 12/31/2014	$13.69132	$13.55442	1,050,285
01/01/2015 to 12/31/2015	$13.55442	$13.41913	966,611
01/01/2016 to 12/31/2016	$13.41913	$13.28474	903,599
01/01/2017 to 12/31/2017	$13.28474	$13.19697	1,033,000
01/01/2018 to 12/31/2018	$13.19697	$13.23413	985,309
01/01/2019 to 12/31/2019	$13.23413	$13.32331	736,892
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$21.73926	$23.40259	149,195
01/01/2013 to 12/31/2013	$23.40259	$24.83224	127,818
01/01/2014 to 12/31/2014	$24.83224	$25.21272	119,011
01/01/2015 to 12/31/2015	$25.21272	$24.07132	117,177
01/01/2016 to 12/31/2016	$24.07132	$27.49997	134,011
01/01/2017 to 12/31/2017	$27.49997	$29.25979	118,798
01/01/2018 to 12/31/2018	$29.25979	$28.39032	116,416
01/01/2019 to 12/31/2019	$28.39032	$32.40652	129,389
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.65845	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010
01/01/2019 to 12/31/2019	$36.24151	$46.47188	107,070
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$19.84073	$20.28826	244,689
01/01/2013 to 12/31/2013	$20.28826	$23.91297	227,893
01/01/2014 to 12/31/2014	$23.91297	$22.36595	244,156
01/01/2015 to 12/31/2015	$22.36595	$22.83946	237,935
01/01/2016 to 12/31/2016	$22.83946	$21.75723	216,608
01/01/2017 to 12/31/2017	$21.75723	$29.17083	181,369
01/01/2018 to 12/31/2018	$29.17083	$25.02802	183,877
01/01/2019 to 12/31/2019	$25.02802	$32.73432	158,151

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
04/02/2012 to 12/31/2012	$18.29055	$18.84378	69,926
01/01/2013 to 12/31/2013	$18.84378	$22.28699	59,140
01/01/2014 to 12/31/2014	$22.28699	$20.58500	60,486
01/01/2015 to 12/31/2015	$20.58500	$20.54578	55,206
01/01/2016 to 12/31/2016	$20.54578	$20.45874	51,372
01/01/2017 to 12/31/2017	$20.45874	$24.87523	49,631
01/01/2018 to 12/31/2018	$24.87523	$20.65169	46,276
01/01/2019 to 12/31/2019	$20.65169	$24.53885	47,216
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$10.81308	$10.94170	23,928
01/01/2013 to 12/31/2013	$10.94170	$12.59599	42,546
01/01/2014 to 12/31/2014	$12.59599	$13.26378	51,500
01/01/2015 to 12/31/2015	$13.26378	$12.99366	80,123
01/01/2016 to 12/31/2016	$12.99366	$13.53508	78,683
01/01/2017 to 12/31/2017	$13.53508	$15.67210	97,714
01/01/2018 to 12/31/2018	$15.67210	$14.37083	96,289
01/01/2019 to 12/31/2019	$14.37083	$16.99150	114,599
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$22.25916	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
01/01/2019 to 12/31/2019	$25.28549	$31.84726	120,904
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$23.16368	$23.81283	101,774
01/01/2013 to 12/31/2013	$23.81283	$26.17549	113,447
01/01/2014 to 12/31/2014	$26.17549	$27.32580	111,693
01/01/2015 to 12/31/2015	$27.32580	$27.00336	113,673
01/01/2016 to 12/31/2016	$27.00336	$27.75991	118,334
01/01/2017 to 12/31/2017	$27.75991	$30.81994	120,417
01/01/2018 to 12/31/2018	$30.81994	$28.94613	110,885
01/01/2019 to 12/31/2019	$28.94613	$32.84319	127,531
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.54258	$12.89896	14,252
01/01/2013 to 12/31/2013	$12.89896	$17.43025	17,064
01/01/2014 to 12/31/2014	$17.43025	$18.89599	20,130
01/01/2015 to 12/31/2015	$18.89599	$20.69639	23,494
01/01/2016 to 12/31/2016	$20.69639	$20.18966	17,606
01/01/2017 to 12/31/2017	$20.18966	$27.14984	20,872
01/01/2018 to 12/31/2018	$27.14984	$26.44401	26,922
01/01/2019 to 12/31/2019	$26.44401	$34.71478	24,452
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$21.62862	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719
01/01/2019 to 12/31/2019	$44.15911	$57.54562	290,184

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$17.09182	$18.10048	130,547
01/01/2013 to 12/31/2013	$18.10048	$22.87131	118,400
01/01/2014 to 12/31/2014	$22.87131	$23.46465	130,400
01/01/2015 to 12/31/2015	$23.46465	$22.88968	137,627
01/01/2016 to 12/31/2016	$22.88968	$24.27273	113,301
01/01/2017 to 12/31/2017	$24.27273	$29.75940	143,045
01/01/2018 to 12/31/2018	$29.75940	$26.64602	134,652
01/01/2019 to 12/31/2019	$26.64602	$34.28218	129,332
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.36988	163,468
01/01/2013 to 12/31/2013	$10.36988	$12.20785	196,043
01/01/2014 to 12/31/2014	$12.20785	$12.70680	234,433
01/01/2015 to 12/31/2015	$12.70680	$12.42361	185,975
01/01/2016 to 12/31/2016	$12.42361	$12.83122	170,794
01/01/2017 to 12/31/2017	$12.83122	$14.79827	195,106
01/01/2018 to 12/31/2018	$14.79827	$13.43728	165,396
01/01/2019 to 12/31/2019	$13.43728	$16.33113	184,101
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$9.88423	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898
01/01/2019 to 12/31/2019	$20.15385	$27.49017	235,797
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99918	$10.22176	0
01/01/2013 to 12/31/2013	$10.22176	$13.61120	0
01/01/2014 to 12/31/2014	$13.61120	$14.85196	640
01/01/2015 to 12/31/2015	$14.85196	$14.59714	1,244
01/01/2016 to 12/31/2016	$14.59714	$16.39451	8,357
01/01/2017 to 12/31/2017	$16.39451	$19.04533	9,707
01/01/2018 to 12/31/2018	$19.04533	$16.94021	10,570
01/01/2019 to 12/31/2019	$16.94021	$21.69253	21,772
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.62346	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352
01/01/2019 to 12/31/2019	$10.80137	$13.91803	660,545
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$38.16589	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
01/01/2019 to 12/31/2019	$63.28798	$75.82226	92,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$10.08084	$10.28050	54,656
01/01/2013 to 12/31/2013	$10.28050	$10.20041	49,534
01/01/2014 to 12/31/2014	$10.20041	$9.62551	56,193
01/01/2015 to 12/31/2015	$9.62551	$7.93525	49,051
01/01/2016 to 12/31/2016	$7.93525	$8.82714	69,585
01/01/2017 to 12/31/2017	$8.82714	$11.04415	86,805
01/01/2018 to 12/31/2018	$11.04415	$9.39743	93,478
01/01/2019 to 12/31/2019	$9.39743	$10.54532	81,268
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.73851	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067
01/01/2019 to 12/31/2019	$16.09460	$18.28231	656,877
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.20482	$10.69090	0
01/01/2013 to 12/31/2013	$10.69090	$10.33921	0
01/01/2014 to 12/31/2014	$10.33921	$10.85620	296
01/01/2015 to 12/31/2015	$10.85620	$10.71878	22,626
01/01/2016 to 12/31/2016	$10.71878	$11.05840	26,811
01/01/2017 to 12/31/2017	$11.05840	$11.56891	30,241
01/01/2018 to 12/31/2018	$11.56891	$11.35948	9,195
01/01/2019 to 12/31/2019	$11.35948	$12.34295	18,904
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$10.27234	$10.40479	69,098
01/01/2013 to 12/31/2013	$10.40479	$12.05451	57,048
01/01/2014 to 12/31/2014	$12.05451	$13.03159	91,309
01/01/2015 to 12/31/2015	$13.03159	$12.82229	236,779
01/01/2016 to 12/31/2016	$12.82229	$13.97569	294,371
01/01/2017 to 12/31/2017	$13.97569	$16.06333	629,980
01/01/2018 to 12/31/2018	$16.06333	$14.69404	560,227
01/01/2019 to 12/31/2019	$14.69404	$17.33702	700,212
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.72938	0
01/01/2014 to 12/31/2014	$11.72938	$13.38204	0
01/01/2015 to 12/31/2015	$13.38204	$13.45275	0
01/01/2016 to 12/31/2016	$13.45275	$14.76417	0
01/01/2017 to 12/31/2017	$14.76417	$17.74662	1,679
01/01/2018 to 12/31/2018	$17.74662	$16.31192	1,128
01/01/2019 to 12/31/2019	$16.31192	$20.21649	1,893
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$15.03254	$15.27887	121,362
01/01/2013 to 12/31/2013	$15.27887	$20.03106	108,667
01/01/2014 to 12/31/2014	$20.03106	$23.24438	131,331
01/01/2015 to 12/31/2015	$23.24438	$23.72061	133,482
01/01/2016 to 12/31/2016	$23.72061	$26.97020	132,429
01/01/2017 to 12/31/2017	$26.97020	$32.64232	120,335
01/01/2018 to 12/31/2018	$32.64232	$29.65905	141,131
01/01/2019 to 12/31/2019	$29.65905	$36.54615	137,851

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.88740	$10.01453	5,703
01/01/2013 to 12/31/2013	$10.01453	$12.13505	7,780
01/01/2014 to 12/31/2014	$12.13505	$12.79471	37,229
01/01/2015 to 12/31/2015	$12.79471	$12.68580	42,256
01/01/2016 to 12/31/2016	$12.68580	$13.35312	60,495
01/01/2017 to 12/31/2017	$13.35312	$15.62461	53,957
01/01/2018 to 12/31/2018	$15.62461	$14.45795	46,702
01/01/2019 to 12/31/2019	$14.45795	$17.34851	43,701
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.98849	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
01/01/2019 to 12/31/2019	$22.99549	$31.07100	128,089
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.61672	$22.71838	122,406
01/01/2013 to 12/31/2013	$22.71838	$30.40214	97,212
01/01/2014 to 12/31/2014	$30.40214	$31.24773	88,416
01/01/2015 to 12/31/2015	$31.24773	$31.17842	88,541
01/01/2016 to 12/31/2016	$31.17842	$34.59479	87,562
01/01/2017 to 12/31/2017	$34.59479	$42.44065	89,783
01/01/2018 to 12/31/2018	$42.44065	$38.48332	85,686
01/01/2019 to 12/31/2019	$38.48332	$49.57388	90,573
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$27.24482	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361
01/01/2019 to 12/31/2019	$41.70798	$50.36634	90,240
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$28.18883	$28.96141	159,208
01/01/2013 to 12/31/2013	$28.96141	$33.49821	197,834
01/01/2014 to 12/31/2014	$33.49821	$35.11320	243,904
01/01/2015 to 12/31/2015	$35.11320	$34.77685	273,978
01/01/2016 to 12/31/2016	$34.77685	$37.02698	341,435
01/01/2017 to 12/31/2017	$37.02698	$42.30547	347,846
01/01/2018 to 12/31/2018	$42.30547	$39.64949	370,237
01/01/2019 to 12/31/2019	$39.64949	$47.43491	445,916
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.27982	$19.63441	117,823
01/01/2013 to 12/31/2013	$19.63441	$27.99595	106,243
01/01/2014 to 12/31/2014	$27.99595	$30.02902	124,055
01/01/2015 to 12/31/2015	$30.02902	$32.57786	159,880
01/01/2016 to 12/31/2016	$32.57786	$33.12298	155,469
01/01/2017 to 12/31/2017	$33.12298	$45.21615	151,581
01/01/2018 to 12/31/2018	$45.21615	$46.49250	133,396
01/01/2019 to 12/31/2019	$46.49250	$59.02127	143,814

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.21477	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
01/01/2019 to 12/31/2019	$17.84384	$22.25316	585,828
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$52.95512	$50.91767	40,026
01/01/2013 to 12/31/2013	$50.91767	$58.16181	34,744
01/01/2014 to 12/31/2014	$58.16181	$52.76641	34,309
01/01/2015 to 12/31/2015	$52.76641	$42.18148	39,346
01/01/2016 to 12/31/2016	$42.18148	$52.03982	36,992
01/01/2017 to 12/31/2017	$52.03982	$56.83055	36,860
01/01/2018 to 12/31/2018	$56.83055	$46.89028	33,537
01/01/2019 to 12/31/2019	$46.89028	$54.25085	33,379
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$19.09175	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
01/01/2019 to 12/31/2019	$18.55587	$18.66503	136,761
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.74814	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156
01/01/2019 to 12/31/2019	$24.61150	$29.03026	32,563
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$10.80134	$10.75268	53,655
01/01/2013 to 12/31/2013	$10.75268	$12.82771	94,298
01/01/2014 to 12/31/2014	$12.82771	$13.39852	148,953
01/01/2015 to 12/31/2015	$13.39852	$13.18066	134,144
01/01/2016 to 12/31/2016	$13.18066	$13.90040	167,653
01/01/2017 to 12/31/2017	$13.90040	$15.63242	174,058
01/01/2018 to 12/31/2018	$15.63242	$14.70192	147,928
01/01/2019 to 12/31/2019	$14.70192	$17.54654	191,206
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.82147	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461
01/01/2019 to 12/31/2019	$13.62211	$15.14479	450,459

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.16712	$10.76898	13,248
01/01/2013 to 12/31/2013	$10.76898	$13.97020	16,703
01/01/2014 to 12/31/2014	$13.97020	$15.60462	28,655
01/01/2015 to 12/31/2015	$15.60462	$15.76781	27,145
01/01/2016 to 12/31/2016	$15.76781	$17.92294	30,582
01/01/2017 to 12/31/2017	$17.92294	$19.26570	44,957
01/01/2018 to 12/31/2018	$19.26570	$17.62747	43,791
01/01/2019 to 12/31/2019	$17.62747	$21.83003	19,198
Invesco V.I. Health Care Fund - Series I
04/02/2012 to 12/31/2012	$17.09547	$18.11511	35,501
01/01/2013 to 12/31/2013	$18.11511	$25.20479	27,781
01/01/2014 to 12/31/2014	$25.20479	$29.86080	52,855
01/01/2015 to 12/31/2015	$29.86080	$30.49727	52,553
01/01/2016 to 12/31/2016	$30.49727	$26.73264	48,961
01/01/2017 to 12/31/2017	$26.73264	$30.65478	43,196
01/01/2018 to 12/31/2018	$30.65478	$30.62119	40,619
01/01/2019 to 12/31/2019	$30.62119	$40.16870	36,055
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05010	$9.80982	18,004
01/01/2013 to 12/31/2013	$9.80982	$13.30656	13,731
01/01/2014 to 12/31/2014	$13.30656	$14.23222	12,329
01/01/2015 to 12/31/2015	$14.23222	$14.25989	11,841
01/01/2016 to 12/31/2016	$14.25989	$14.22436	12,003
01/01/2017 to 12/31/2017	$14.22436	$17.24996	12,450
01/01/2018 to 12/31/2018	$17.24996	$16.12303	12,009
01/01/2019 to 12/31/2019	$16.12303	$21.44307	13,208
Invesco V.I. Technology Fund - Series I
04/02/2012 to 12/31/2012	$7.39362	$6.62024	66,384
01/01/2013 to 12/31/2013	$6.62024	$8.20206	49,072
01/01/2014 to 12/31/2014	$8.20206	$9.01749	44,162
01/01/2015 to 12/31/2015	$9.01749	$9.53571	40,762
01/01/2016 to 12/31/2016	$9.53571	$9.36928	38,485
01/01/2017 to 12/31/2017	$9.36928	$12.53479	37,082
01/01/2018 to 12/31/2018	$12.53479	$12.35250	36,343
01/01/2019 to 12/31/2019	$12.35250	$16.61680	35,168
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12664	$9.75540	95,337
01/01/2017 to 12/31/2017	$9.75540	$13.62704	91,136
01/01/2018 to 12/31/2018	$13.62704	$11.10110	98,087
01/01/2019 to 12/31/2019	$11.10110	$13.47189	92,062
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$20.72893	$20.68013	13,414
01/01/2013 to 12/31/2013	$20.68013	$23.53868	3,704
01/01/2014 to 12/31/2014	$23.53868	$22.93783	3,704
01/01/2015 to 12/31/2015	$22.93783	$20.57856	1,721
01/01/2016 to 12/31/2016	$20.57856	$20.50373	4,621
01/01/2017 to 12/31/2017	$20.50373	$26.97292	4,549
01/01/2018 to 12/31/2018	$26.97292	$21.73634	2,293
01/01/2019 to 12/31/2019	$21.73634	$27.17968	3,056

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
04/02/2012 to 12/31/2012	$5.01316	$5.07379	9,109
01/01/2013 to 12/31/2013	$5.07379	$6.70364	10,281
01/01/2014 to 12/31/2014	$6.70364	$7.32528	7,067
01/01/2015 to 12/31/2015	$7.32528	$7.22054	11,001
01/01/2016 to 12/31/2016	$7.22054	$8.80908	10,911
01/01/2017 to 12/31/2017	$8.80908	$10.28400	11,482
01/01/2018 to 12/31/2018	$10.28400	$8.35851	15,776
01/01/2019 to 12/31/2019	$8.35851	$11.28917	8,655
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$16.54988	$16.03347	4,321
01/01/2013 to 12/31/2013	$16.03347	$18.79906	2,069
01/01/2014 to 12/31/2014	$18.79906	$18.92500	3,752
01/01/2015 to 12/31/2015	$18.92500	$16.12724	4,154
01/01/2016 to 12/31/2016	$16.12724	$18.91866	3,568
01/01/2017 to 12/31/2017	$18.91866	$23.02985	5,065
01/01/2018 to 12/31/2018	$23.02985	$18.77246	3,320
01/01/2019 to 12/31/2019	$18.77246	$21.87773	3,593
ProFund VP Bear
04/02/2012 to 12/31/2012	$5.18648	$4.90375	28,486
01/01/2013 to 12/31/2013	$4.90375	$3.56582	21,528
01/01/2014 to 12/31/2014	$3.56582	$3.02718	38,795
01/01/2015 to 12/31/2015	$3.02718	$2.84932	83,206
01/01/2016 to 12/31/2016	$2.84932	$2.45268	75,708
01/01/2017 to 12/31/2017	$2.45268	$1.99193	24,390
01/01/2018 to 12/31/2018	$1.99193	$2.05178	17,501
01/01/2019 to 12/31/2019	$2.05178	$1.56518	14,656
ProFund VP Biotechnology
04/02/2012 to 12/31/2012	$11.40478	$13.56228	15,507
01/01/2013 to 12/31/2013	$13.56228	$22.61310	16,770
01/01/2014 to 12/31/2014	$22.61310	$29.04185	23,196
01/01/2015 to 12/31/2015	$29.04185	$29.70045	21,972
01/01/2016 to 12/31/2016	$29.70045	$24.85293	13,221
01/01/2017 to 12/31/2017	$24.85293	$30.15157	13,758
01/01/2018 to 12/31/2018	$30.15157	$27.83424	12,483
01/01/2019 to 12/31/2019	$27.83424	$32.09076	11,999
ProFund VP Bull
04/02/2012 to 12/31/2012	$11.87303	$11.88501	49,785
01/01/2013 to 12/31/2013	$11.88501	$15.26736	82,720
01/01/2014 to 12/31/2014	$15.26736	$16.84812	68,732
01/01/2015 to 12/31/2015	$16.84812	$16.60320	29,899
01/01/2016 to 12/31/2016	$16.60320	$18.02556	20,043
01/01/2017 to 12/31/2017	$18.02556	$21.29752	16,318
01/01/2018 to 12/31/2018	$21.29752	$19.78742	14,732
01/01/2019 to 12/31/2019	$19.78742	$25.24724	13,151
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$14.47954	$14.56421	4,743
01/01/2013 to 12/31/2013	$14.56421	$18.52095	4,725
01/01/2014 to 12/31/2014	$18.52095	$20.21102	4,965
01/01/2015 to 12/31/2015	$20.21102	$20.84187	5,756
01/01/2016 to 12/31/2016	$20.84187	$21.36508	9,117
01/01/2017 to 12/31/2017	$21.36508	$24.33628	15,993
01/01/2018 to 12/31/2018	$24.33628	$20.52552	15,767
01/01/2019 to 12/31/2019	$20.52552	$25.71772	6,471

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$11.60603	$12.34675	1,164
01/01/2013 to 12/31/2013	$12.34675	$17.09670	3,044
01/01/2014 to 12/31/2014	$17.09670	$19.03478	1,368
01/01/2015 to 12/31/2015	$19.03478	$19.72817	4,066
01/01/2016 to 12/31/2016	$19.72817	$20.34877	4,847
01/01/2017 to 12/31/2017	$20.34877	$23.84609	14,498
01/01/2018 to 12/31/2018	$23.84609	$23.75163	12,556
01/01/2019 to 12/31/2019	$23.75163	$29.30775	10,618
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$9.25503	$9.84431	9,400
01/01/2013 to 12/31/2013	$9.84431	$11.85445	8,516
01/01/2014 to 12/31/2014	$11.85445	$10.72105	7,545
01/01/2015 to 12/31/2015	$10.72105	$9.45926	7,950
01/01/2016 to 12/31/2016	$9.45926	$10.09624	27,849
01/01/2017 to 12/31/2017	$10.09624	$11.96581	25,887
01/01/2018 to 12/31/2018	$11.96581	$10.17183	6,726
01/01/2019 to 12/31/2019	$10.17183	$11.86140	17,782
ProFund VP Financials
04/02/2012 to 12/31/2012	$6.52203	$6.71671	2,502
01/01/2013 to 12/31/2013	$6.71671	$8.78250	2,593
01/01/2014 to 12/31/2014	$8.78250	$9.81783	5,560
01/01/2015 to 12/31/2015	$9.81783	$9.57437	8,353
01/01/2016 to 12/31/2016	$9.57437	$10.93097	14,796
01/01/2017 to 12/31/2017	$10.93097	$12.79029	8,637
01/01/2018 to 12/31/2018	$12.79029	$11.34120	14,747
01/01/2019 to 12/31/2019	$11.34120	$14.62660	5,341
ProFund VP Health Care
04/02/2012 to 12/31/2012	$10.54109	$11.17767	6,190
01/01/2013 to 12/31/2013	$11.17767	$15.46544	9,619
01/01/2014 to 12/31/2014	$15.46544	$18.93930	20,003
01/01/2015 to 12/31/2015	$18.93930	$19.69174	23,816
01/01/2016 to 12/31/2016	$19.69174	$18.70512	23,172
01/01/2017 to 12/31/2017	$18.70512	$22.39223	22,560
01/01/2018 to 12/31/2018	$22.39223	$23.15044	26,168
01/01/2019 to 12/31/2019	$23.15044	$27.35872	19,732
ProFund VP Industrials
04/02/2012 to 12/31/2012	$13.67448	$13.90494	2,262
01/01/2013 to 12/31/2013	$13.90494	$19.02294	3,039
01/01/2014 to 12/31/2014	$19.02294	$19.88319	674
01/01/2015 to 12/31/2015	$19.88319	$19.01102	1,055
01/01/2016 to 12/31/2016	$19.01102	$22.12382	3,646
01/01/2017 to 12/31/2017	$22.12382	$26.80900	4,788
01/01/2018 to 12/31/2018	$26.80900	$23.15171	2,584
01/01/2019 to 12/31/2019	$23.15171	$29.90940	1,385
ProFund VP Internet
04/02/2012 to 12/31/2012	$28.78581	$29.73008	1,697
01/01/2013 to 12/31/2013	$29.73008	$44.65270	1,178
01/01/2014 to 12/31/2014	$44.65270	$44.70217	1,377
01/01/2015 to 12/31/2015	$44.70217	$53.26257	1,517
01/01/2016 to 12/31/2016	$53.26257	$55.64694	1,500
01/01/2017 to 12/31/2017	$55.64694	$74.95326	2,328
01/01/2018 to 12/31/2018	$74.95326	$77.86066	1,816
01/01/2019 to 12/31/2019	$77.86066	$90.97567	1,541

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
04/02/2012 to 12/31/2012	$7.61614	$7.74760	1,274
01/01/2013 to 12/31/2013	$7.74760	$11.36997	2,296
01/01/2014 to 12/31/2014	$11.36997	$11.61947	2,209
01/01/2015 to 12/31/2015	$11.61947	$12.17149	2,658
01/01/2016 to 12/31/2016	$12.17149	$12.09976	6,566
01/01/2017 to 12/31/2017	$12.09976	$14.18944	6,061
01/01/2018 to 12/31/2018	$14.18944	$12.41244	508
01/01/2019 to 12/31/2019	$12.41244	$14.74569	3,305
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$12.50860	$12.41580	4,595
01/01/2013 to 12/31/2013	$12.41580	$16.06088	21,839
01/01/2014 to 12/31/2014	$16.06088	$17.95575	20,441
01/01/2015 to 12/31/2015	$17.95575	$18.44396	23,898
01/01/2016 to 12/31/2016	$18.44396	$19.17571	15,037
01/01/2017 to 12/31/2017	$19.17571	$23.78587	18,246
01/01/2018 to 12/31/2018	$23.78587	$23.10876	5,552
01/01/2019 to 12/31/2019	$23.10876	$29.48697	11,828
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$10.59188	$10.72482	10,064
01/01/2013 to 12/31/2013	$10.72482	$13.79146	4,495
01/01/2014 to 12/31/2014	$13.79146	$15.08380	10,326
01/01/2015 to 12/31/2015	$15.08380	$14.22585	6,715
01/01/2016 to 12/31/2016	$14.22585	$16.25719	17,529
01/01/2017 to 12/31/2017	$16.25719	$18.25734	26,111
01/01/2018 to 12/31/2018	$18.25734	$16.15309	20,816
01/01/2019 to 12/31/2019	$16.15309	$20.75292	17,005
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$15.60928	$15.63964	8,182
01/01/2013 to 12/31/2013	$15.63964	$20.20965	13,786
01/01/2014 to 12/31/2014	$20.20965	$21.18637	12,656
01/01/2015 to 12/31/2015	$21.18637	$21.03397	23,038
01/01/2016 to 12/31/2016	$21.03397	$23.50540	18,823
01/01/2017 to 12/31/2017	$23.50540	$27.53093	24,265
01/01/2018 to 12/31/2018	$27.53093	$23.98963	12,177
01/01/2019 to 12/31/2019	$23.98963	$29.50736	14,860
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$14.82703	$15.20956	5,941
01/01/2013 to 12/31/2013	$15.20956	$19.89987	8,061
01/01/2014 to 12/31/2014	$19.89987	$21.70752	1,776
01/01/2015 to 12/31/2015	$21.70752	$19.72299	1,637
01/01/2016 to 12/31/2016	$19.72299	$24.27898	4,135
01/01/2017 to 12/31/2017	$24.27898	$26.58668	3,426
01/01/2018 to 12/31/2018	$26.58668	$22.82161	4,835
01/01/2019 to 12/31/2019	$22.82161	$28.03442	11,484
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$8.11745	$7.67475	26,307
01/01/2013 to 12/31/2013	$7.67475	$10.20220	49,815
01/01/2014 to 12/31/2014	$10.20220	$11.81773	61,468
01/01/2015 to 12/31/2015	$11.81773	$12.57163	59,548
01/01/2016 to 12/31/2016	$12.57163	$13.10046	55,796
01/01/2017 to 12/31/2017	$13.10046	$16.90893	50,940
01/01/2018 to 12/31/2018	$16.90893	$16.42596	54,622
01/01/2019 to 12/31/2019	$16.42596	$22.23009	40,963

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$21.14943	$20.51101	17,173
01/01/2013 to 12/31/2013	$20.51101	$25.19383	16,506
01/01/2014 to 12/31/2014	$25.19383	$22.23146	16,193
01/01/2015 to 12/31/2015	$22.23146	$16.86502	18,326
01/01/2016 to 12/31/2016	$16.86502	$20.73490	23,756
01/01/2017 to 12/31/2017	$20.73490	$19.87653	28,482
01/01/2018 to 12/31/2018	$19.87653	$15.69741	27,407
01/01/2019 to 12/31/2019	$15.69741	$16.86385	24,863
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$9.46715	$10.10301	2,396
01/01/2013 to 12/31/2013	$10.10301	$13.16533	4,472
01/01/2014 to 12/31/2014	$13.16533	$15.55700	3,222
01/01/2015 to 12/31/2015	$15.55700	$16.08585	3,274
01/01/2016 to 12/31/2016	$16.08585	$15.33086	2,715
01/01/2017 to 12/31/2017	$15.33086	$16.75005	4,745
01/01/2018 to 12/31/2018	$16.75005	$15.55384	10,269
01/01/2019 to 12/31/2019	$15.55384	$17.56024	5,628
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$18.13070	$15.78635	55,549
01/01/2013 to 12/31/2013	$15.78635	$9.69805	46,093
01/01/2014 to 12/31/2014	$9.69805	$7.30964	51,943
01/01/2015 to 12/31/2015	$7.30964	$4.85910	29,991
01/01/2016 to 12/31/2016	$4.85910	$7.49575	30,298
01/01/2017 to 12/31/2017	$7.49575	$7.81272	24,971
01/01/2018 to 12/31/2018	$7.81272	$6.69247	31,094
01/01/2019 to 12/31/2019	$6.69247	$9.67190	16,232
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$20.44547	$21.42238	1,736
01/01/2013 to 12/31/2013	$21.42238	$21.22770	1,163
01/01/2014 to 12/31/2014	$21.22770	$26.27289	4,950
01/01/2015 to 12/31/2015	$26.27289	$26.09452	1,741
01/01/2016 to 12/31/2016	$26.09452	$27.31302	1,186
01/01/2017 to 12/31/2017	$27.31302	$29.21720	2,040
01/01/2018 to 12/31/2018	$29.21720	$27.27574	782
01/01/2019 to 12/31/2019	$27.27574	$34.22853	7,965
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$2.81590	$2.39656	55,376
01/01/2013 to 12/31/2013	$2.39656	$2.76355	49,060
01/01/2014 to 12/31/2014	$2.76355	$1.90813	43,196
01/01/2015 to 12/31/2015	$1.90813	$1.85908	37,638
01/01/2016 to 12/31/2016	$1.85908	$1.74555	59,255
01/01/2017 to 12/31/2017	$1.74555	$1.52237	42,283
01/01/2018 to 12/31/2018	$1.52237	$1.56980	42,361
01/01/2019 to 12/31/2019	$1.56980	$1.28343	35,157
ProFund VP Semiconductor
04/02/2012 to 12/31/2012	$7.54879	$6.18703	2,140
01/01/2013 to 12/31/2013	$6.18703	$8.17557	1,862
01/01/2014 to 12/31/2014	$8.17557	$10.88863	6,510
01/01/2015 to 12/31/2015	$10.88863	$10.46974	3,470
01/01/2016 to 12/31/2016	$10.46974	$13.23736	3,541
01/01/2017 to 12/31/2017	$13.23736	$17.76490	5,013
01/01/2018 to 12/31/2018	$17.76490	$15.78684	3,000
01/01/2019 to 12/31/2019	$15.78684	$23.40839	4,596

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
04/02/2012 to 12/31/2012	$3.84806	$3.56594	16
01/01/2013 to 12/31/2013	$3.56594	$2.55246	16
01/01/2014 to 12/31/2014	$2.55246	$2.21259	16
01/01/2015 to 12/31/2015	$2.21259	$2.15302	16
01/01/2016 to 12/31/2016	$2.15302	$1.70120	17
01/01/2017 to 12/31/2017	$1.70120	$1.43402	17
01/01/2018 to 12/31/2018	$1.43402	$1.57534	8,701
01/01/2019 to 12/31/2019	$1.57534	$1.22956	0
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$2.47846	$2.46716	36,583
01/01/2013 to 12/31/2013	$2.46716	$1.72430	36,044
01/01/2014 to 12/31/2014	$1.72430	$1.37625	42,471
01/01/2015 to 12/31/2015	$1.37625	$1.18485	129,117
01/01/2016 to 12/31/2016	$1.18485	$1.05505	141,645
01/01/2017 to 12/31/2017	$1.05505	$0.78088	34,378
01/01/2018 to 12/31/2018	$0.78088	$0.75070	43,889
01/01/2019 to 12/31/2019	$0.75070	$0.53478	29,561
ProFund VP Short Small-Cap
04/02/2012 to 12/31/2012	$3.73089	$3.46429	38
01/01/2013 to 12/31/2013	$3.46429	$2.35792	37
01/01/2014 to 12/31/2014	$2.35792	$2.11885	38
01/01/2015 to 12/31/2015	$2.11885	$2.08044	37
01/01/2016 to 12/31/2016	$2.08044	$1.61496	6,446
01/01/2017 to 12/31/2017	$1.61496	$1.37180	37
01/01/2018 to 12/31/2018	$1.37180	$1.49914	8,330
01/01/2019 to 12/31/2019	$1.49914	$1.17567	37
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$16.35806	$16.30089	3,271
01/01/2013 to 12/31/2013	$16.30089	$22.66155	21,627
01/01/2014 to 12/31/2014	$22.66155	$22.92253	6,434
01/01/2015 to 12/31/2015	$22.92253	$22.95950	20,724
01/01/2016 to 12/31/2016	$22.95950	$27.32969	17,518
01/01/2017 to 12/31/2017	$27.32969	$30.56616	16,200
01/01/2018 to 12/31/2018	$30.56616	$28.51967	4,776
01/01/2019 to 12/31/2019	$28.51967	$33.63215	10,688
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$13.23170	$13.40166	13,065
01/01/2013 to 12/31/2013	$13.40166	$18.26621	8,439
01/01/2014 to 12/31/2014	$18.26621	$19.13502	8,059
01/01/2015 to 12/31/2015	$19.13502	$17.37554	8,937
01/01/2016 to 12/31/2016	$17.37554	$22.15227	13,458
01/01/2017 to 12/31/2017	$22.15227	$24.06107	10,212
01/01/2018 to 12/31/2018	$24.06107	$20.43314	8,693
01/01/2019 to 12/31/2019	$20.43314	$24.79331	18,350
ProFund VP Technology
04/02/2012 to 12/31/2012	$6.95715	$6.20352	13,585
01/01/2013 to 12/31/2013	$6.20352	$7.68860	2,222
01/01/2014 to 12/31/2014	$7.68860	$8.99066	6,031
01/01/2015 to 12/31/2015	$8.99066	$9.11459	4,037
01/01/2016 to 12/31/2016	$9.11459	$10.13755	6,580
01/01/2017 to 12/31/2017	$10.13755	$13.56774	11,055
01/01/2018 to 12/31/2018	$13.56774	$13.12298	9,795
01/01/2019 to 12/31/2019	$13.12298	$18.86193	10,440

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$5.52988	$6.16412	18,651
01/01/2013 to 12/31/2013	$6.16412	$6.83898	18,197
01/01/2014 to 12/31/2014	$6.83898	$6.80891	18,160
01/01/2015 to 12/31/2015	$6.80891	$6.84336	19,512
01/01/2016 to 12/31/2016	$6.84336	$8.24235	17,485
01/01/2017 to 12/31/2017	$8.24235	$7.98693	19,025
01/01/2018 to 12/31/2018	$7.98693	$6.71239	26,687
01/01/2019 to 12/31/2019	$6.71239	$7.62663	18,034
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$18.45022	$20.41706	11,913
01/01/2013 to 12/31/2013	$20.41706	$16.34970	8,884
01/01/2014 to 12/31/2014	$16.34970	$22.07674	9,008
01/01/2015 to 12/31/2015	$22.07674	$20.62305	9,263
01/01/2016 to 12/31/2016	$20.62305	$20.35460	8,732
01/01/2017 to 12/31/2017	$20.35460	$22.06358	14,618
01/01/2018 to 12/31/2018	$22.06358	$20.65720	8,673
01/01/2019 to 12/31/2019	$20.65720	$24.17705	5,557
ProFund VP UltraBull
04/02/2012 to 12/31/2012	$6.89341	$6.91923	2,633
01/01/2013 to 12/31/2013	$6.91923	$11.51154	2,566
01/01/2014 to 12/31/2014	$11.51154	$14.04483	2,412
01/01/2015 to 12/31/2015	$14.04483	$13.50353	2,050
01/01/2016 to 12/31/2016	$13.50353	$15.85555	1,693
01/01/2017 to 12/31/2017	$15.85555	$22.13627	2,241
01/01/2018 to 12/31/2018	$22.13627	$18.51582	637
01/01/2019 to 12/31/2019	$18.51582	$29.36010	909
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$14.07901	$14.37614	14,827
01/01/2013 to 12/31/2013	$14.37614	$24.28232	9,370
01/01/2014 to 12/31/2014	$24.28232	$27.72790	9,965
01/01/2015 to 12/31/2015	$27.72790	$24.93927	10,800
01/01/2016 to 12/31/2016	$24.93927	$34.05098	9,137
01/01/2017 to 12/31/2017	$34.05098	$43.43997	8,464
01/01/2018 to 12/31/2018	$43.43997	$31.49112	7,201
01/01/2019 to 12/31/2019	$31.49112	$46.07526	4,934
ProFund VP UltraNASDAQ-100
04/02/2012 to 12/31/2012	$1.92314	$1.71562	263,379
01/01/2013 to 12/31/2013	$1.71562	$3.04092	206,334
01/01/2014 to 12/31/2014	$3.04092	$4.08946	225,111
01/01/2015 to 12/31/2015	$4.08946	$4.59933	213,047
01/01/2016 to 12/31/2016	$4.59933	$4.94607	127,727
01/01/2017 to 12/31/2017	$4.94607	$8.24287	86,305
01/01/2018 to 12/31/2018	$8.24287	$7.37405	64,744
01/01/2019 to 12/31/2019	$7.37405	$13.11620	63,144
ProFund VP UltraSmall-Cap
04/02/2012 to 12/31/2012	$9.13338	$9.15432	6,607
01/01/2013 to 12/31/2013	$9.15432	$16.91670	2,604
01/01/2014 to 12/31/2014	$16.91670	$17.64843	1,617
01/01/2015 to 12/31/2015	$17.64843	$15.20494	1,026
01/01/2016 to 12/31/2016	$15.20494	$21.01310	1,010
01/01/2017 to 12/31/2017	$21.01310	$26.04579	766
01/01/2018 to 12/31/2018	$26.04579	$18.83442	64
01/01/2019 to 12/31/2019	$18.83442	$27.47115	53

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
04/02/2012 to 12/31/2012	$12.09600	$12.18403	7,869
01/01/2013 to 12/31/2013	$12.18403	$13.66812	5,182
01/01/2014 to 12/31/2014	$13.66812	$17.03396	8,568
01/01/2015 to 12/31/2015	$17.03396	$15.78392	11,264
01/01/2016 to 12/31/2016	$15.78392	$17.98227	18,781
01/01/2017 to 12/31/2017	$17.98227	$19.69713	17,695
01/01/2018 to 12/31/2018	$19.69713	$20.06162	15,981
01/01/2019 to 12/31/2019	$20.06162	$24.40443	13,735
PSF SP International Growth Portfolio
04/02/2012 to 12/31/2012	$12.83054	$13.24747	6,903
01/01/2013 to 12/31/2013	$13.24747	$15.58960	6,999
01/01/2014 to 12/31/2014	$15.58960	$14.55170	7,756
01/01/2015 to 12/31/2015	$14.55170	$14.89124	3,919
01/01/2016 to 12/31/2016	$14.89124	$14.21447	2,549
01/01/2017 to 12/31/2017	$14.21447	$19.11254	7,992
01/01/2018 to 12/31/2018	$19.11254	$16.49637	6,016
01/01/2019 to 12/31/2019	$16.49637	$21.62003	8,110
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.51684	$14.71396	29,228
01/01/2013 to 12/31/2013	$14.71396	$17.47114	30,007
01/01/2014 to 12/31/2014	$17.47114	$16.37967	24,619
01/01/2015 to 12/31/2015	$16.37967	$16.58813	24,849
01/01/2016 to 12/31/2016	$16.58813	$16.95718	26,081
01/01/2017 to 12/31/2017	$16.95718	$20.96122	24,234
01/01/2018 to 12/31/2018	$20.96122	$17.25205	19,917
01/01/2019 to 12/31/2019	$17.25205	$19.72720	21,357
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$16.20251	$16.06761	10,531
01/01/2013 to 12/31/2013	$16.06761	$22.30424	9,762
01/01/2014 to 12/31/2014	$22.30424	$22.98389	17,102
01/01/2015 to 12/31/2015	$22.98389	$23.12283	12,954
01/01/2016 to 12/31/2016	$23.12283	$23.06769	12,271
01/01/2017 to 12/31/2017	$23.06769	$30.81990	4,887
01/01/2018 to 12/31/2018	$30.81990	$30.66841	4,886
01/01/2019 to 12/31/2019	$30.66841	$41.71547	7,840
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.45636	$12.45280	6,706
01/01/2013 to 12/31/2013	$12.45280	$18.56099	5,797
01/01/2014 to 12/31/2014	$18.56099	$18.06774	6,221
01/01/2015 to 12/31/2015	$18.06774	$17.41582	7,082
01/01/2016 to 12/31/2016	$17.41582	$18.63937	6,894
01/01/2017 to 12/31/2017	$18.63937	$23.27698	6,784
01/01/2018 to 12/31/2018	$23.27698	$23.38263	6,771
01/01/2019 to 12/31/2019	$23.38263	$29.00808	6,685
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps Cliff M&E (1.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.22606	$14.62138	6,089
01/01/2013 to 12/31/2013	$14.62138	$15.91091	5,806
01/01/2014 to 12/31/2014	$15.91091	$16.34519	5,757
01/01/2015 to 12/31/2015	$16.34519	$15.65299	3,935
01/01/2016 to 12/31/2016	$15.65299	$16.47028	46,158
01/01/2017 to 12/31/2017	$16.47028	$18.34872	466,609
01/01/2018 to 12/31/2018	$18.34872	$16.67795	473,658
01/01/2019 to 12/31/2019	$16.67795	$19.15234	756,544
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$15.21424	$15.66679	690
01/01/2013 to 12/31/2013	$15.66679	$18.06896	552
01/01/2014 to 12/31/2014	$18.06896	$18.97129	546
01/01/2015 to 12/31/2015	$18.97129	$18.92286	1,596
01/01/2016 to 12/31/2016	$18.92286	$20.05511	91,671
01/01/2017 to 12/31/2017	$20.05511	$23.20404	423,370
01/01/2018 to 12/31/2018	$23.20404	$21.60778	446,316
01/01/2019 to 12/31/2019	$21.60778	$26.05480	704,679
AST AllianzGI World Trends Portfolio
04/02/2012 to 12/31/2012	$14.04014	$14.11306	0
01/01/2013 to 12/31/2013	$14.11306	$15.70186	0
01/01/2014 to 12/31/2014	$15.70186	$16.33552	0
01/01/2015 to 12/31/2015	$16.33552	$16.13718	0
01/01/2016 to 12/31/2016	$16.13718	$16.73681	59,846
01/01/2017 to 12/31/2017	$16.73681	$19.24980	376,286
01/01/2018 to 12/31/2018	$19.24980	$17.54150	360,958
01/01/2019 to 12/31/2019	$17.54150	$20.48994	609,490
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99913	$11.68566	0
01/01/2014 to 12/31/2014	$11.68566	$13.08569	0
01/01/2015 to 12/31/2015	$13.08569	$13.17187	0
01/01/2016 to 12/31/2016	$13.17187	$14.42873	0
01/01/2017 to 12/31/2017	$14.42873	$17.43787	653
01/01/2018 to 12/31/2018	$17.43787	$15.85036	652
01/01/2019 to 12/31/2019	$15.85036	$19.22525	793
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.44834	$14.65914	4,384
01/01/2013 to 12/31/2013	$14.65914	$17.06501	4,308
01/01/2014 to 12/31/2014	$17.06501	$17.98703	4,258
01/01/2015 to 12/31/2015	$17.98703	$17.88289	3,301
01/01/2016 to 12/31/2016	$17.88289	$18.80985	226,702
01/01/2017 to 12/31/2017	$18.80985	$21.38721	748,086
01/01/2018 to 12/31/2018	$21.38721	$20.11738	943,382
01/01/2019 to 12/31/2019	$20.11738	$23.77142	1,431,365

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.87280	$10.19116	0
01/01/2013 to 12/31/2013	$10.19116	$11.17856	0
01/01/2014 to 12/31/2014	$11.17856	$11.60263	0
01/01/2015 to 12/31/2015	$11.60263	$11.13642	0
01/01/2016 to 12/31/2016	$11.13642	$11.78661	1,664
01/01/2017 to 12/31/2017	$11.78661	$13.13398	23,694
01/01/2018 to 12/31/2018	$13.13398	$12.30938	34,967
01/01/2019 to 12/31/2019	$12.30938	$14.32634	72,831
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$11.09598	$11.37492	148
01/01/2013 to 12/31/2013	$11.37492	$11.01077	162
01/01/2014 to 12/31/2014	$11.01077	$10.88446	170
01/01/2015 to 12/31/2015	$10.88446	$10.82215	166
01/01/2016 to 12/31/2016	$10.82215	$10.88455	12,857
01/01/2017 to 12/31/2017	$10.88455	$10.95384	25,124
01/01/2018 to 12/31/2018	$10.95384	$10.91894	26,602
01/01/2019 to 12/31/2019	$10.91894	$11.30343	58,080
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$12.42115	$13.09885	1,757
01/01/2013 to 12/31/2013	$13.09885	$12.72321	1,882
01/01/2014 to 12/31/2014	$12.72321	$13.12225	1,028
01/01/2015 to 12/31/2015	$13.12225	$12.71081	283
01/01/2016 to 12/31/2016	$12.71081	$13.10926	70,098
01/01/2017 to 12/31/2017	$13.10926	$13.53782	402,776
01/01/2018 to 12/31/2018	$13.53782	$13.30649	519,021
01/01/2019 to 12/31/2019	$13.30649	$14.38148	969,393
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$15.01430	$15.10845	1,488
01/01/2013 to 12/31/2013	$15.10845	$18.34056	2,300
01/01/2014 to 12/31/2014	$18.34056	$19.41746	3,108
01/01/2015 to 12/31/2015	$19.41746	$19.31617	3,056
01/01/2016 to 12/31/2016	$19.31617	$20.42029	421,217
01/01/2017 to 12/31/2017	$20.42029	$23.82123	968,283
01/01/2018 to 12/31/2018	$23.82123	$22.10430	1,077,512
01/01/2019 to 12/31/2019	$22.10430	$26.73818	1,534,314
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99913	$11.72378	0
01/01/2014 to 12/31/2014	$11.72378	$13.17952	854
01/01/2015 to 12/31/2015	$13.17952	$12.57543	0
01/01/2016 to 12/31/2016	$12.57543	$14.29684	4,614
01/01/2017 to 12/31/2017	$14.29684	$16.75060	20,348
01/01/2018 to 12/31/2018	$16.75060	$15.78394	11,997
01/01/2019 to 12/31/2019	$15.78394	$20.46483	37,044
AST Cohen & Steers Global Realty Portfolio
04/02/2012 to 12/31/2012	$17.66431	$19.67649	91
01/01/2013 to 12/31/2013	$19.67649	$20.31631	110
01/01/2014 to 12/31/2014	$20.31631	$22.90195	109
01/01/2015 to 12/31/2015	$22.90195	$22.64119	107
01/01/2016 to 12/31/2016	$22.64119	$22.60430	121
01/01/2017 to 12/31/2017	$22.60430	$24.80253	3,414
01/01/2018 to 12/31/2018	$24.80253	$23.38500	5,188
01/01/2019 to 12/31/2019	$23.38500	$28.95355	13,419

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$21.66261	$22.39929	0
01/01/2013 to 12/31/2013	$22.39929	$22.85860	0
01/01/2014 to 12/31/2014	$22.85860	$29.61069	388
01/01/2015 to 12/31/2015	$29.61069	$30.71896	81
01/01/2016 to 12/31/2016	$30.71896	$31.86053	1,689
01/01/2017 to 12/31/2017	$31.86053	$33.49572	14,129
01/01/2018 to 12/31/2018	$33.49572	$31.56635	16,403
01/01/2019 to 12/31/2019	$31.56635	$40.98547	29,756
AST Fidelity Institutional AM® Quantitative Portfolio
04/02/2012 to 12/31/2012	$14.58406	$14.95001	1,772
01/01/2013 to 12/31/2013	$14.95001	$16.97657	1,284
01/01/2014 to 12/31/2014	$16.97657	$17.32775	358
01/01/2015 to 12/31/2015	$17.32775	$17.31566	354
01/01/2016 to 12/31/2016	$17.31566	$17.86294	51,719
01/01/2017 to 12/31/2017	$17.86294	$20.58738	253,602
01/01/2018 to 12/31/2018	$20.58738	$18.79254	246,093
01/01/2019 to 12/31/2019	$18.79254	$22.31436	480,665
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$14.06538	$14.14738	18,517
01/01/2013 to 12/31/2013	$14.14738	$15.37361	17,032
01/01/2014 to 12/31/2014	$15.37361	$15.82692	17,032
01/01/2015 to 12/31/2015	$15.82692	$15.51837	17,032
01/01/2016 to 12/31/2016	$15.51837	$16.16280	35,513
01/01/2017 to 12/31/2017	$16.16280	$17.95803	311,850
01/01/2018 to 12/31/2018	$17.95803	$16.51448	345,721
01/01/2019 to 12/31/2019	$16.51448	$18.95915	523,121
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.19152	$18.49263	0
01/01/2013 to 12/31/2013	$18.49263	$25.40052	0
01/01/2014 to 12/31/2014	$25.40052	$26.94297	0
01/01/2015 to 12/31/2015	$26.94297	$25.19536	0
01/01/2016 to 12/31/2016	$25.19536	$30.99252	4,637
01/01/2017 to 12/31/2017	$30.99252	$34.40562	17,555
01/01/2018 to 12/31/2018	$34.40562	$29.25466	24,257
01/01/2019 to 12/31/2019	$29.25466	$35.50011	51,275
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$9.70699	$9.63140	0
01/01/2013 to 12/31/2013	$9.63140	$9.52973	0
01/01/2014 to 12/31/2014	$9.52973	$9.43011	0
01/01/2015 to 12/31/2015	$9.43011	$9.33134	0
01/01/2016 to 12/31/2016	$9.33134	$9.23318	18,527
01/01/2017 to 12/31/2017	$9.23318	$9.16745	59,825
01/01/2018 to 12/31/2018	$9.16745	$9.18861	57,865
01/01/2019 to 12/31/2019	$9.18861	$9.24578	73,232
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$15.13092	$16.28252	2,597
01/01/2013 to 12/31/2013	$16.28252	$17.26838	2,002
01/01/2014 to 12/31/2014	$17.26838	$17.52422	0
01/01/2015 to 12/31/2015	$17.52422	$16.72234	0
01/01/2016 to 12/31/2016	$16.72234	$19.09458	1,788
01/01/2017 to 12/31/2017	$19.09458	$20.30615	11,940
01/01/2018 to 12/31/2018	$20.30615	$19.69273	14,188
01/01/2019 to 12/31/2019	$19.69273	$22.46712	49,887

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.20164	$15.74299	804
01/01/2013 to 12/31/2013	$15.74299	$21.78709	765
01/01/2014 to 12/31/2014	$21.78709	$24.52178	1,190
01/01/2015 to 12/31/2015	$24.52178	$22.36302	751
01/01/2016 to 12/31/2016	$22.36302	$26.52923	1,668
01/01/2017 to 12/31/2017	$26.52923	$31.28951	22,915
01/01/2018 to 12/31/2018	$31.28951	$26.57784	24,578
01/01/2019 to 12/31/2019	$26.57784	$34.06299	59,164
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$15.19997	$15.53695	265
01/01/2013 to 12/31/2013	$15.53695	$18.30354	298
01/01/2014 to 12/31/2014	$18.30354	$17.11078	370
01/01/2015 to 12/31/2015	$17.11078	$17.46421	217
01/01/2016 to 12/31/2016	$17.46421	$16.62829	8,044
01/01/2017 to 12/31/2017	$16.62829	$22.28300	24,702
01/01/2018 to 12/31/2018	$22.28300	$19.10862	29,796
01/01/2019 to 12/31/2019	$19.10862	$24.97951	43,235
AST International Value Portfolio
04/02/2012 to 12/31/2012	$14.06806	$14.48795	159
01/01/2013 to 12/31/2013	$14.48795	$17.12656	176
01/01/2014 to 12/31/2014	$17.12656	$15.81072	246
01/01/2015 to 12/31/2015	$15.81072	$15.77263	241
01/01/2016 to 12/31/2016	$15.77263	$15.69799	3,907
01/01/2017 to 12/31/2017	$15.69799	$19.07708	20,459
01/01/2018 to 12/31/2018	$19.07708	$15.82997	26,035
01/01/2019 to 12/31/2019	$15.82997	$18.80000	49,687
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$13.54843	$14.42347	8,645
01/01/2013 to 12/31/2013	$14.42347	$13.81786	5,424
01/01/2014 to 12/31/2014	$13.81786	$14.59282	4,898
01/01/2015 to 12/31/2015	$14.59282	$14.60899	5,719
01/01/2016 to 12/31/2016	$14.60899	$15.06366	204,685
01/01/2017 to 12/31/2017	$15.06366	$15.54868	369,374
01/01/2018 to 12/31/2018	$15.54868	$15.34342	1,565,751
01/01/2019 to 12/31/2019	$15.34342	$16.88735	1,289,712
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$15.18396	$15.35890	12,492
01/01/2013 to 12/31/2013	$15.35890	$17.67205	4,288
01/01/2014 to 12/31/2014	$17.67205	$18.59947	3,407
01/01/2015 to 12/31/2015	$18.59947	$18.21145	2,503
01/01/2016 to 12/31/2016	$18.21145	$18.96069	34,979
01/01/2017 to 12/31/2017	$18.96069	$21.94327	170,772
01/01/2018 to 12/31/2018	$21.94327	$20.11118	188,419
01/01/2019 to 12/31/2019	$20.11118	$23.76658	397,670
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$14.93878	$15.73556	0
01/01/2013 to 12/31/2013	$15.73556	$17.96207	0
01/01/2014 to 12/31/2014	$17.96207	$16.64220	0
01/01/2015 to 12/31/2015	$16.64220	$16.00731	0
01/01/2016 to 12/31/2016	$16.00731	$16.14552	11,130
01/01/2017 to 12/31/2017	$16.14552	$20.71049	37,903
01/01/2018 to 12/31/2018	$20.71049	$16.91217	44,339
01/01/2019 to 12/31/2019	$16.91217	$21.29030	80,960

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.19149	$13.55599	5,522
01/01/2013 to 12/31/2013	$13.55599	$14.89351	2,821
01/01/2014 to 12/31/2014	$14.89351	$15.54001	2,797
01/01/2015 to 12/31/2015	$15.54001	$15.34868	2,681
01/01/2016 to 12/31/2016	$15.34868	$15.77068	100,016
01/01/2017 to 12/31/2017	$15.77068	$17.50033	270,274
01/01/2018 to 12/31/2018	$17.50033	$16.42796	247,996
01/01/2019 to 12/31/2019	$16.42796	$18.63019	571,874
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.52623	$12.87854	220
01/01/2013 to 12/31/2013	$12.87854	$17.39383	279
01/01/2014 to 12/31/2014	$17.39383	$18.84703	539
01/01/2015 to 12/31/2015	$18.84703	$20.63232	245
01/01/2016 to 12/31/2016	$20.63232	$20.11712	261
01/01/2017 to 12/31/2017	$20.11712	$27.03871	6,051
01/01/2018 to 12/31/2018	$27.03871	$26.32219	7,925
01/01/2019 to 12/31/2019	$26.32219	$34.53742	21,975
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.31934	$16.52452	105
01/01/2013 to 12/31/2013	$16.52452	$22.33731	111
01/01/2014 to 12/31/2014	$22.33731	$24.44343	309
01/01/2015 to 12/31/2015	$24.44343	$26.62287	139
01/01/2016 to 12/31/2016	$26.62287	$27.81272	5,491
01/01/2017 to 12/31/2017	$27.81272	$36.60041	36,062
01/01/2018 to 12/31/2018	$36.60041	$35.24071	44,264
01/01/2019 to 12/31/2019	$35.24071	$45.90040	76,212
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$16.45374	$17.41814	0
01/01/2013 to 12/31/2013	$17.41814	$21.99803	0
01/01/2014 to 12/31/2014	$21.99803	$22.55730	0
01/01/2015 to 12/31/2015	$22.55730	$21.99347	0
01/01/2016 to 12/31/2016	$21.99347	$23.31070	1,675
01/01/2017 to 12/31/2017	$23.31070	$28.56547	39,400
01/01/2018 to 12/31/2018	$28.56547	$25.56404	47,471
01/01/2019 to 12/31/2019	$25.56404	$32.87352	74,724
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99913	$10.36629	272
01/01/2013 to 12/31/2013	$10.36629	$12.19756	2,366
01/01/2014 to 12/31/2014	$12.19756	$12.68964	394
01/01/2015 to 12/31/2015	$12.68964	$12.40062	779
01/01/2016 to 12/31/2016	$12.40062	$12.80102	11,684
01/01/2017 to 12/31/2017	$12.80102	$14.75599	56,638
01/01/2018 to 12/31/2018	$14.75599	$13.39203	73,454
01/01/2019 to 12/31/2019	$13.39203	$16.26781	105,687
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$15.58647	$15.56172	700
01/01/2013 to 12/31/2013	$15.56172	$21.05040	674
01/01/2014 to 12/31/2014	$21.05040	$22.64360	655
01/01/2015 to 12/31/2015	$22.64360	$24.02559	598
01/01/2016 to 12/31/2016	$24.02559	$24.22813	1,643
01/01/2017 to 12/31/2017	$24.22813	$31.33624	18,836
01/01/2018 to 12/31/2018	$31.33624	$31.67213	24,506
01/01/2019 to 12/31/2019	$31.67213	$43.17938	46,820

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99913	$10.21980	0
01/01/2013 to 12/31/2013	$10.21980	$13.60179	0
01/01/2014 to 12/31/2014	$13.60179	$14.83413	0
01/01/2015 to 12/31/2015	$14.83413	$14.57218	0
01/01/2016 to 12/31/2016	$14.57218	$16.35820	458
01/01/2017 to 12/31/2017	$16.35820	$18.99352	1,739
01/01/2018 to 12/31/2018	$18.99352	$16.88547	12,643
01/01/2019 to 12/31/2019	$16.88547	$21.61153	23,979
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.15288	$18.29379	0
01/01/2013 to 12/31/2013	$18.29379	$23.92897	0
01/01/2014 to 12/31/2014	$23.92897	$26.40716	423
01/01/2015 to 12/31/2015	$26.40716	$24.64441	205
01/01/2016 to 12/31/2016	$24.64441	$24.78713	9,474
01/01/2017 to 12/31/2017	$24.78713	$31.17208	59,879
01/01/2018 to 12/31/2018	$31.17208	$29.50180	65,802
01/01/2019 to 12/31/2019	$29.50180	$37.99498	140,210
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.44151	$18.86656	0
01/01/2013 to 12/31/2013	$18.86656	$26.51069	0
01/01/2014 to 12/31/2014	$26.51069	$29.97055	372
01/01/2015 to 12/31/2015	$29.97055	$27.98425	181
01/01/2016 to 12/31/2016	$27.98425	$32.73890	3,171
01/01/2017 to 12/31/2017	$32.73890	$36.86296	20,283
01/01/2018 to 12/31/2018	$36.86296	$30.47638	24,358
01/01/2019 to 12/31/2019	$30.47638	$36.49377	44,783
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$16.27795	$16.59416	526
01/01/2013 to 12/31/2013	$16.59416	$16.45656	680
01/01/2014 to 12/31/2014	$16.45656	$15.52124	1,089
01/01/2015 to 12/31/2015	$15.52124	$12.78938	1,287
01/01/2016 to 12/31/2016	$12.78938	$14.21965	2,776
01/01/2017 to 12/31/2017	$14.21965	$17.78212	25,227
01/01/2018 to 12/31/2018	$17.78212	$15.12307	34,096
01/01/2019 to 12/31/2019	$15.12307	$16.96187	128,508
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.59041	$13.95724	3,911
01/01/2013 to 12/31/2013	$13.95724	$15.08292	3,896
01/01/2014 to 12/31/2014	$15.08292	$15.78649	3,864
01/01/2015 to 12/31/2015	$15.78649	$15.64315	2,577
01/01/2016 to 12/31/2016	$15.64315	$16.33444	97,884
01/01/2017 to 12/31/2017	$16.33444	$17.80064	373,068
01/01/2018 to 12/31/2018	$17.80064	$17.11258	446,861
01/01/2019 to 12/31/2019	$17.11258	$19.42881	789,570
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.20260	$10.68442	0
01/01/2013 to 12/31/2013	$10.68442	$10.32774	0
01/01/2014 to 12/31/2014	$10.32774	$10.83862	0
01/01/2015 to 12/31/2015	$10.83862	$10.69607	359
01/01/2016 to 12/31/2016	$10.69607	$11.02941	0
01/01/2017 to 12/31/2017	$11.02941	$11.53279	29,821
01/01/2018 to 12/31/2018	$11.53279	$11.31832	26,252
01/01/2019 to 12/31/2019	$11.31832	$12.29191	96,081

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$14.76353	$14.94838	5,765
01/01/2013 to 12/31/2013	$14.94838	$17.30987	5,263
01/01/2014 to 12/31/2014	$17.30987	$18.70350	5,218
01/01/2015 to 12/31/2015	$18.70350	$18.39372	6,991
01/01/2016 to 12/31/2016	$18.39372	$20.03813	296,059
01/01/2017 to 12/31/2017	$20.03813	$23.01983	1,637,367
01/01/2018 to 12/31/2018	$23.01983	$21.04677	1,625,561
01/01/2019 to 12/31/2019	$21.04677	$24.81986	2,644,274
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99913	$11.72528	0
01/01/2014 to 12/31/2014	$11.72528	$13.37049	0
01/01/2015 to 12/31/2015	$13.37049	$13.43427	0
01/01/2016 to 12/31/2016	$13.43427	$14.73645	0
01/01/2017 to 12/31/2017	$14.73645	$17.70431	0
01/01/2018 to 12/31/2018	$17.70431	$16.26472	0
01/01/2019 to 12/31/2019	$16.26472	$20.14780	0
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$17.38893	$17.66725	775
01/01/2013 to 12/31/2013	$17.66725	$23.15073	820
01/01/2014 to 12/31/2014	$23.15073	$26.85079	1,515
01/01/2015 to 12/31/2015	$26.85079	$27.38696	650
01/01/2016 to 12/31/2016	$27.38696	$31.12312	789
01/01/2017 to 12/31/2017	$31.12312	$37.64955	8,278
01/01/2018 to 12/31/2018	$37.64955	$34.19126	19,998
01/01/2019 to 12/31/2019	$34.19126	$42.10946	43,887
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.88271	$10.00598	0
01/01/2013 to 12/31/2013	$10.00598	$12.11849	0
01/01/2014 to 12/31/2014	$12.11849	$12.77082	0
01/01/2015 to 12/31/2015	$12.77082	$12.65578	0
01/01/2016 to 12/31/2016	$12.65578	$13.31485	0
01/01/2017 to 12/31/2017	$13.31485	$15.57190	0
01/01/2018 to 12/31/2018	$15.57190	$14.40181	0
01/01/2019 to 12/31/2019	$14.40181	$17.27238	87
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$18.42426	$17.51584	0
01/01/2013 to 12/31/2013	$17.51584	$24.40523	0
01/01/2014 to 12/31/2014	$24.40523	$25.34222	0
01/01/2015 to 12/31/2015	$25.34222	$25.41086	0
01/01/2016 to 12/31/2016	$25.41086	$27.08047	3,091
01/01/2017 to 12/31/2017	$27.08047	$34.21684	15,595
01/01/2018 to 12/31/2018	$34.21684	$30.18466	19,696
01/01/2019 to 12/31/2019	$30.18466	$40.76426	38,340
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.19142	$19.41615	92
01/01/2013 to 12/31/2013	$19.41615	$25.96995	94
01/01/2014 to 12/31/2014	$25.96995	$26.67868	99
01/01/2015 to 12/31/2015	$26.67868	$26.60605	0
01/01/2016 to 12/31/2016	$26.60605	$29.50653	1,253
01/01/2017 to 12/31/2017	$29.50653	$36.18016	20,162
01/01/2018 to 12/31/2018	$36.18016	$32.78984	21,325
01/01/2019 to 12/31/2019	$32.78984	$42.21826	46,442

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.30793	$17.67272	0
01/01/2013 to 12/31/2013	$17.67272	$24.02751	0
01/01/2014 to 12/31/2014	$24.02751	$25.02779	0
01/01/2015 to 12/31/2015	$25.02779	$23.69766	0
01/01/2016 to 12/31/2016	$23.69766	$30.29717	820
01/01/2017 to 12/31/2017	$30.29717	$32.18233	27,945
01/01/2018 to 12/31/2018	$32.18233	$26.40551	30,427
01/01/2019 to 12/31/2019	$26.40551	$31.87106	53,836
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.89483	$15.29721	11,988
01/01/2013 to 12/31/2013	$15.29721	$17.68455	7,254
01/01/2014 to 12/31/2014	$17.68455	$18.52776	7,800
01/01/2015 to 12/31/2015	$18.52776	$18.34096	9,933
01/01/2016 to 12/31/2016	$18.34096	$19.51782	398,066
01/01/2017 to 12/31/2017	$19.51782	$22.28900	1,144,039
01/01/2018 to 12/31/2018	$22.28900	$20.87905	1,223,738
01/01/2019 to 12/31/2019	$20.87905	$24.96630	1,787,280
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.75824	$17.18656	0
01/01/2013 to 12/31/2013	$17.18656	$24.49326	0
01/01/2014 to 12/31/2014	$24.49326	$26.25877	198
01/01/2015 to 12/31/2015	$26.25877	$28.47315	178
01/01/2016 to 12/31/2016	$28.47315	$28.93492	4,856
01/01/2017 to 12/31/2017	$28.93492	$39.47913	52,149
01/01/2018 to 12/31/2018	$39.47913	$40.57285	57,780
01/01/2019 to 12/31/2019	$40.57285	$51.48040	136,088
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.79915	$15.79081	179
01/01/2013 to 12/31/2013	$15.79081	$21.03572	230
01/01/2014 to 12/31/2014	$21.03572	$21.13924	241
01/01/2015 to 12/31/2015	$21.13924	$19.64889	0
01/01/2016 to 12/31/2016	$19.64889	$20.63449	1,623
01/01/2017 to 12/31/2017	$20.63449	$23.79808	20,961
01/01/2018 to 12/31/2018	$23.79808	$21.26041	29,629
01/01/2019 to 12/31/2019	$21.26041	$26.50050	160,683
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$14.82535	$14.24959	1,603
01/01/2013 to 12/31/2013	$14.24959	$16.26870	371
01/01/2014 to 12/31/2014	$16.26870	$14.75206	424
01/01/2015 to 12/31/2015	$14.75206	$11.78685	479
01/01/2016 to 12/31/2016	$11.78685	$14.53425	8,399
01/01/2017 to 12/31/2017	$14.53425	$15.86423	46,366
01/01/2018 to 12/31/2018	$15.86423	$13.08270	54,461
01/01/2019 to 12/31/2019	$13.08270	$15.12862	113,690
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$12.19575	$12.55200	134
01/01/2013 to 12/31/2013	$12.55200	$11.95403	151
01/01/2014 to 12/31/2014	$11.95403	$11.89445	156
01/01/2015 to 12/31/2015	$11.89445	$11.22605	161
01/01/2016 to 12/31/2016	$11.22605	$11.59243	4,002
01/01/2017 to 12/31/2017	$11.59243	$11.70517	21,828
01/01/2018 to 12/31/2018	$11.70517	$11.81317	20,350
01/01/2019 to 12/31/2019	$11.81317	$11.87665	52,139

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.62787	$18.24065	156
01/01/2013 to 12/31/2013	$18.24065	$23.89972	201
01/01/2014 to 12/31/2014	$23.89972	$27.18879	187
01/01/2015 to 12/31/2015	$27.18879	$25.12546	141
01/01/2016 to 12/31/2016	$25.12546	$28.34163	517
01/01/2017 to 12/31/2017	$28.34163	$33.24151	21,009
01/01/2018 to 12/31/2018	$33.24151	$27.45524	22,602
01/01/2019 to 12/31/2019	$27.45524	$32.36810	30,763
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$15.37254	$15.29759	114
01/01/2013 to 12/31/2013	$15.29759	$18.24052	13,393
01/01/2014 to 12/31/2014	$18.24052	$19.04250	8,779
01/01/2015 to 12/31/2015	$19.04250	$18.72335	8,599
01/01/2016 to 12/31/2016	$18.72335	$19.73596	24,932
01/01/2017 to 12/31/2017	$19.73596	$22.18391	74,358
01/01/2018 to 12/31/2018	$22.18391	$20.85285	75,039
01/01/2019 to 12/31/2019	$20.85285	$24.87507	112,922
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.34867	$12.93619	437
01/01/2013 to 12/31/2013	$12.93619	$12.60936	663
01/01/2014 to 12/31/2014	$12.60936	$13.37491	5,709
01/01/2015 to 12/31/2015	$13.37491	$13.39817	3,802
01/01/2016 to 12/31/2016	$13.39817	$13.94045	16,490
01/01/2017 to 12/31/2017	$13.94045	$14.66464	117,547
01/01/2018 to 12/31/2018	$14.66464	$14.18142	215,331
01/01/2019 to 12/31/2019	$14.18142	$15.75864	450,782
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.16241	$10.75991	0
01/01/2013 to 12/31/2013	$10.75991	$13.95136	0
01/01/2014 to 12/31/2014	$13.95136	$15.57569	0
01/01/2015 to 12/31/2015	$15.57569	$15.73067	0
01/01/2016 to 12/31/2016	$15.73067	$17.87164	393
01/01/2017 to 12/31/2017	$17.87164	$19.20086	3,923
01/01/2018 to 12/31/2018	$19.20086	$17.55924	4,185
01/01/2019 to 12/31/2019	$17.55924	$21.73454	4,362
Invesco V.I. Health Care Fund - Series I
04/02/2012 to 12/31/2012	$15.54310	$16.46394	0
01/01/2013 to 12/31/2013	$16.46394	$22.89584	0
01/01/2014 to 12/31/2014	$22.89584	$27.11156	0
01/01/2015 to 12/31/2015	$27.11156	$27.67548	0
01/01/2016 to 12/31/2016	$27.67548	$24.24694	283
01/01/2017 to 12/31/2017	$24.24694	$27.79034	69
01/01/2018 to 12/31/2018	$27.79034	$27.74573	241
01/01/2019 to 12/31/2019	$27.74573	$36.37833	543
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05009	$9.80638	0
01/01/2013 to 12/31/2013	$9.80638	$13.29509	0
01/01/2014 to 12/31/2014	$13.29509	$14.21281	0
01/01/2015 to 12/31/2015	$14.21281	$14.23323	0
01/01/2016 to 12/31/2016	$14.23323	$14.19066	0
01/01/2017 to 12/31/2017	$14.19066	$17.20035	0
01/01/2018 to 12/31/2018	$17.20035	$16.06847	1,009
01/01/2019 to 12/31/2019	$16.06847	$21.35972	1,048

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12663	$9.75338	0
01/01/2017 to 12/31/2017	$9.75338	$13.61729	1,070
01/01/2018 to 12/31/2018	$13.61729	$11.08744	1,454
01/01/2019 to 12/31/2019	$11.08744	$13.44852	5,323
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$13.16304	$13.12710	0
01/01/2013 to 12/31/2013	$13.12710	$14.93406	0
01/01/2014 to 12/31/2014	$14.93406	$14.54550	0
01/01/2015 to 12/31/2015	$14.54550	$13.04288	0
01/01/2016 to 12/31/2016	$13.04288	$12.98888	0
01/01/2017 to 12/31/2017	$12.98888	$17.07845	0
01/01/2018 to 12/31/2018	$17.07845	$13.75580	0
01/01/2019 to 12/31/2019	$13.75580	$17.19204	0
ProFund VP Banks
04/02/2012 to 12/31/2012	$12.77278	$12.92225	0
01/01/2013 to 12/31/2013	$12.92225	$17.06443	0
01/01/2014 to 12/31/2014	$17.06443	$18.63734	0
01/01/2015 to 12/31/2015	$18.63734	$18.36190	0
01/01/2016 to 12/31/2016	$18.36190	$22.39021	0
01/01/2017 to 12/31/2017	$22.39021	$26.12567	0
01/01/2018 to 12/31/2018	$26.12567	$21.22337	0
01/01/2019 to 12/31/2019	$21.22337	$28.65034	0
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$16.99205	$16.45556	0
01/01/2013 to 12/31/2013	$16.45556	$19.28417	0
01/01/2014 to 12/31/2014	$19.28417	$19.40347	0
01/01/2015 to 12/31/2015	$19.40347	$16.52664	0
01/01/2016 to 12/31/2016	$16.52664	$19.37749	0
01/01/2017 to 12/31/2017	$19.37749	$23.57656	0
01/01/2018 to 12/31/2018	$23.57656	$19.20835	0
01/01/2019 to 12/31/2019	$19.20835	$22.37438	0
ProFund VP Bear
04/02/2012 to 12/31/2012	$4.72628	$4.46700	0
01/01/2013 to 12/31/2013	$4.46700	$3.24653	0
01/01/2014 to 12/31/2014	$3.24653	$2.75476	0
01/01/2015 to 12/31/2015	$2.75476	$2.59161	0
01/01/2016 to 12/31/2016	$2.59161	$2.22971	0
01/01/2017 to 12/31/2017	$2.22971	$1.80986	0
01/01/2018 to 12/31/2018	$1.80986	$1.86341	0
01/01/2019 to 12/31/2019	$1.86341	$1.42070	0
ProFund VP Bull
04/02/2012 to 12/31/2012	$15.83777	$15.84775	0
01/01/2013 to 12/31/2013	$15.84775	$20.34753	0
01/01/2014 to 12/31/2014	$20.34753	$22.44292	0
01/01/2015 to 12/31/2015	$22.44292	$22.10551	0
01/01/2016 to 12/31/2016	$22.10551	$23.98712	0
01/01/2017 to 12/31/2017	$23.98712	$28.32699	0
01/01/2018 to 12/31/2018	$28.32699	$26.30502	0
01/01/2019 to 12/31/2019	$26.30502	$33.54625	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$16.96994	$17.06270	0
01/01/2013 to 12/31/2013	$17.06270	$21.68730	0
01/01/2014 to 12/31/2014	$21.68730	$23.65437	0
01/01/2015 to 12/31/2015	$23.65437	$24.38056	0
01/01/2016 to 12/31/2016	$24.38056	$24.97995	0
01/01/2017 to 12/31/2017	$24.97995	$28.43964	0
01/01/2018 to 12/31/2018	$28.43964	$23.97410	0
01/01/2019 to 12/31/2019	$23.97410	$30.02352	0
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$17.65334	$18.77295	0
01/01/2013 to 12/31/2013	$18.77295	$25.98192	0
01/01/2014 to 12/31/2014	$25.98192	$28.91268	0
01/01/2015 to 12/31/2015	$28.91268	$29.95074	0
01/01/2016 to 12/31/2016	$29.95074	$30.87737	0
01/01/2017 to 12/31/2017	$30.87737	$36.16607	0
01/01/2018 to 12/31/2018	$36.16607	$36.00442	0
01/01/2019 to 12/31/2019	$36.00442	$44.40444	0
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$13.64450	$14.50778	0
01/01/2013 to 12/31/2013	$14.50778	$17.46143	0
01/01/2014 to 12/31/2014	$17.46143	$15.78402	0
01/01/2015 to 12/31/2015	$15.78402	$13.91937	0
01/01/2016 to 12/31/2016	$13.91937	$14.84920	0
01/01/2017 to 12/31/2017	$14.84920	$17.59001	0
01/01/2018 to 12/31/2018	$17.59001	$14.94521	0
01/01/2019 to 12/31/2019	$14.94521	$17.41880	0
ProFund VP Financials
04/02/2012 to 12/31/2012	$14.55239	$14.98123	0
01/01/2013 to 12/31/2013	$14.98123	$19.57912	0
01/01/2014 to 12/31/2014	$19.57912	$21.87597	0
01/01/2015 to 12/31/2015	$21.87597	$21.32271	0
01/01/2016 to 12/31/2016	$21.32271	$24.33172	0
01/01/2017 to 12/31/2017	$24.33172	$28.45630	0
01/01/2018 to 12/31/2018	$28.45630	$25.21947	0
01/01/2019 to 12/31/2019	$25.21947	$32.50856	0
ProFund VP Health Care
04/02/2012 to 12/31/2012	$15.64641	$16.58498	0
01/01/2013 to 12/31/2013	$16.58498	$22.93545	0
01/01/2014 to 12/31/2014	$22.93545	$28.07299	1,404
01/01/2015 to 12/31/2015	$28.07299	$29.17354	2,937
01/01/2016 to 12/31/2016	$29.17354	$27.69802	2,205
01/01/2017 to 12/31/2017	$27.69802	$33.14100	2,540
01/01/2018 to 12/31/2018	$33.14100	$34.24575	0
01/01/2019 to 12/31/2019	$34.24575	$40.45048	0
ProFund VP Industrials
04/02/2012 to 12/31/2012	$17.26503	$17.54942	0
01/01/2013 to 12/31/2013	$17.54942	$23.99663	0
01/01/2014 to 12/31/2014	$23.99663	$25.06898	0
01/01/2015 to 12/31/2015	$25.06898	$23.95731	0
01/01/2016 to 12/31/2016	$23.95731	$27.86588	0
01/01/2017 to 12/31/2017	$27.86588	$33.75011	0
01/01/2018 to 12/31/2018	$33.75011	$29.13107	0
01/01/2019 to 12/31/2019	$29.13107	$37.61496	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
04/02/2012 to 12/31/2012	$10.20689	$10.37915	0
01/01/2013 to 12/31/2013	$10.37915	$15.22419	0
01/01/2014 to 12/31/2014	$15.22419	$15.55025	0
01/01/2015 to 12/31/2015	$15.55025	$16.28074	0
01/01/2016 to 12/31/2016	$16.28074	$16.17674	0
01/01/2017 to 12/31/2017	$16.17674	$18.96097	0
01/01/2018 to 12/31/2018	$18.96097	$16.57781	0
01/01/2019 to 12/31/2019	$16.57781	$19.68419	0
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$16.35640	$16.22893	105
01/01/2013 to 12/31/2013	$16.22893	$20.98293	118
01/01/2014 to 12/31/2014	$20.98293	$23.44671	353
01/01/2015 to 12/31/2015	$23.44671	$24.07211	102
01/01/2016 to 12/31/2016	$24.07211	$25.01449	102
01/01/2017 to 12/31/2017	$25.01449	$31.01283	94
01/01/2018 to 12/31/2018	$31.01283	$30.11481	289
01/01/2019 to 12/31/2019	$30.11481	$38.40740	351
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$15.74545	$15.93700	0
01/01/2013 to 12/31/2013	$15.93700	$20.48367	0
01/01/2014 to 12/31/2014	$20.48367	$22.39165	0
01/01/2015 to 12/31/2015	$22.39165	$21.10740	0
01/01/2016 to 12/31/2016	$21.10740	$24.10923	0
01/01/2017 to 12/31/2017	$24.10923	$27.06168	0
01/01/2018 to 12/31/2018	$27.06168	$23.93052	0
01/01/2019 to 12/31/2019	$23.93052	$30.72960	0
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$17.75159	$17.77936	0
01/01/2013 to 12/31/2013	$17.77936	$22.96296	0
01/01/2014 to 12/31/2014	$22.96296	$24.06053	0
01/01/2015 to 12/31/2015	$24.06053	$23.87540	0
01/01/2016 to 12/31/2016	$23.87540	$26.66718	0
01/01/2017 to 12/31/2017	$26.66718	$31.21848	0
01/01/2018 to 12/31/2018	$31.21848	$27.18896	0
01/01/2019 to 12/31/2019	$27.18896	$33.42565	0
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$16.38603	$16.80251	0
01/01/2013 to 12/31/2013	$16.80251	$21.97304	0
01/01/2014 to 12/31/2014	$21.97304	$23.95681	0
01/01/2015 to 12/31/2015	$23.95681	$21.75566	0
01/01/2016 to 12/31/2016	$21.75566	$26.76758	0
01/01/2017 to 12/31/2017	$26.76758	$29.29694	0
01/01/2018 to 12/31/2018	$29.29694	$25.13537	0
01/01/2019 to 12/31/2019	$25.13537	$30.86100	0
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$18.78575	$17.75454	0
01/01/2013 to 12/31/2013	$17.75454	$23.58945	0
01/01/2014 to 12/31/2014	$23.58945	$27.31117	0
01/01/2015 to 12/31/2015	$27.31117	$29.03896	0
01/01/2016 to 12/31/2016	$29.03896	$30.24506	0
01/01/2017 to 12/31/2017	$30.24506	$39.01800	0
01/01/2018 to 12/31/2018	$39.01800	$37.88424	0
01/01/2019 to 12/31/2019	$37.88424	$51.24480	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$14.87802	$14.42350	0
01/01/2013 to 12/31/2013	$14.42350	$17.70757	0
01/01/2014 to 12/31/2014	$17.70757	$15.61748	0
01/01/2015 to 12/31/2015	$15.61748	$11.84161	0
01/01/2016 to 12/31/2016	$11.84161	$14.55144	0
01/01/2017 to 12/31/2017	$14.55144	$13.94196	0
01/01/2018 to 12/31/2018	$13.94196	$11.00494	0
01/01/2019 to 12/31/2019	$11.00494	$11.81671	0
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$15.62562	$16.66889	0
01/01/2013 to 12/31/2013	$16.66889	$21.71040	0
01/01/2014 to 12/31/2014	$21.71040	$25.64148	0
01/01/2015 to 12/31/2015	$25.64148	$26.49965	0
01/01/2016 to 12/31/2016	$26.49965	$25.24309	0
01/01/2017 to 12/31/2017	$25.24309	$27.56598	0
01/01/2018 to 12/31/2018	$27.56598	$25.58435	0
01/01/2019 to 12/31/2019	$25.58435	$28.87021	0
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$14.07259	$12.24840	0
01/01/2013 to 12/31/2013	$12.24840	$7.52088	0
01/01/2014 to 12/31/2014	$7.52088	$5.66578	0
01/01/2015 to 12/31/2015	$5.66578	$3.76452	0
01/01/2016 to 12/31/2016	$3.76452	$5.80430	0
01/01/2017 to 12/31/2017	$5.80430	$6.04667	0
01/01/2018 to 12/31/2018	$6.04667	$5.17695	0
01/01/2019 to 12/31/2019	$5.17695	$7.47789	0
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.99900	$20.94675	0
01/01/2013 to 12/31/2013	$20.94675	$20.74601	0
01/01/2014 to 12/31/2014	$20.74601	$25.66374	0
01/01/2015 to 12/31/2015	$25.66374	$25.47654	97
01/01/2016 to 12/31/2016	$25.47654	$26.65275	95
01/01/2017 to 12/31/2017	$26.65275	$28.49657	101
01/01/2018 to 12/31/2018	$28.49657	$26.58943	101
01/01/2019 to 12/31/2019	$26.58943	$33.35038	94
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$5.72951	$4.87445	0
01/01/2013 to 12/31/2013	$4.87445	$5.61802	0
01/01/2014 to 12/31/2014	$5.61802	$3.87685	0
01/01/2015 to 12/31/2015	$3.87685	$3.77520	0
01/01/2016 to 12/31/2016	$3.77520	$3.54287	0
01/01/2017 to 12/31/2017	$3.54287	$3.08838	0
01/01/2018 to 12/31/2018	$3.08838	$3.18295	0
01/01/2019 to 12/31/2019	$3.18295	$2.60093	0
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$3.98912	$3.96932	0
01/01/2013 to 12/31/2013	$3.96932	$2.77272	0
01/01/2014 to 12/31/2014	$2.77272	$2.21185	0
01/01/2015 to 12/31/2015	$2.21185	$1.90311	0
01/01/2016 to 12/31/2016	$1.90311	$1.69374	0
01/01/2017 to 12/31/2017	$1.69374	$1.25284	0
01/01/2018 to 12/31/2018	$1.25284	$1.20381	0
01/01/2019 to 12/31/2019	$1.20381	$0.85695	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$17.65251	$17.58408	0
01/01/2013 to 12/31/2013	$17.58408	$24.43340	0
01/01/2014 to 12/31/2014	$24.43340	$24.70225	0
01/01/2015 to 12/31/2015	$24.70225	$24.72959	0
01/01/2016 to 12/31/2016	$24.72959	$29.42179	0
01/01/2017 to 12/31/2017	$29.42179	$32.88928	0
01/01/2018 to 12/31/2018	$32.88928	$30.67160	0
01/01/2019 to 12/31/2019	$30.67160	$36.15152	0
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$16.25841	$16.46102	0
01/01/2013 to 12/31/2013	$16.46102	$22.42482	0
01/01/2014 to 12/31/2014	$22.42482	$23.47944	0
01/01/2015 to 12/31/2015	$23.47944	$21.30964	0
01/01/2016 to 12/31/2016	$21.30964	$27.15416	0
01/01/2017 to 12/31/2017	$27.15416	$29.47915	0
01/01/2018 to 12/31/2018	$29.47915	$25.02152	0
01/01/2019 to 12/31/2019	$25.02152	$30.34535	0
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$13.25204	$14.76649	0
01/01/2013 to 12/31/2013	$14.76649	$16.37491	0
01/01/2014 to 12/31/2014	$16.37491	$16.29469	0
01/01/2015 to 12/31/2015	$16.29469	$16.36896	0
01/01/2016 to 12/31/2016	$16.36896	$19.70519	0
01/01/2017 to 12/31/2017	$19.70519	$19.08484	0
01/01/2018 to 12/31/2018	$19.08484	$16.03112	0
01/01/2019 to 12/31/2019	$16.03112	$18.20549	0
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$12.53431	$13.86526	0
01/01/2013 to 12/31/2013	$13.86526	$11.09759	0
01/01/2014 to 12/31/2014	$11.09759	$14.97728	77
01/01/2015 to 12/31/2015	$14.97728	$13.98408	76
01/01/2016 to 12/31/2016	$13.98408	$13.79512	94
01/01/2017 to 12/31/2017	$13.79512	$14.94570	0
01/01/2018 to 12/31/2018	$14.94570	$13.98589	0
01/01/2019 to 12/31/2019	$13.98589	$16.36070	0
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$26.23616	$26.78000	0
01/01/2013 to 12/31/2013	$26.78000	$45.21053	0
01/01/2014 to 12/31/2014	$45.21053	$51.59955	0
01/01/2015 to 12/31/2015	$51.59955	$46.38661	0
01/01/2016 to 12/31/2016	$46.38661	$63.30237	0
01/01/2017 to 12/31/2017	$63.30237	$80.71627	0
01/01/2018 to 12/31/2018	$80.71627	$58.48423	0
01/01/2019 to 12/31/2019	$58.48423	$85.52612	0
ProFund VP Utilities
04/02/2012 to 12/31/2012	$14.80405	$14.90624	0
01/01/2013 to 12/31/2013	$14.90624	$16.71342	0
01/01/2014 to 12/31/2014	$16.71342	$20.81876	1,103
01/01/2015 to 12/31/2015	$20.81876	$19.28112	0
01/01/2016 to 12/31/2016	$19.28112	$21.95545	0
01/01/2017 to 12/31/2017	$21.95545	$24.03706	0
01/01/2018 to 12/31/2018	$24.03706	$24.46939	0
01/01/2019 to 12/31/2019	$24.46939	$29.75122	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
04/02/2012 to 12/31/2012	$15.04683	$15.52991	0
01/01/2013 to 12/31/2013	$15.52991	$18.26639	0
01/01/2014 to 12/31/2014	$18.26639	$17.04169	0
01/01/2015 to 12/31/2015	$17.04169	$17.43053	0
01/01/2016 to 12/31/2016	$17.43053	$16.63001	0
01/01/2017 to 12/31/2017	$16.63001	$22.34918	0
01/01/2018 to 12/31/2018	$22.34918	$19.28011	0
01/01/2019 to 12/31/2019	$19.28011	$25.25553	421
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.21889	$14.40657	0
01/01/2013 to 12/31/2013	$14.40657	$17.09747	0
01/01/2014 to 12/31/2014	$17.09747	$16.02120	0
01/01/2015 to 12/31/2015	$16.02120	$16.21693	0
01/01/2016 to 12/31/2016	$16.21693	$16.56931	1,019
01/01/2017 to 12/31/2017	$16.56931	$20.47134	1,167
01/01/2018 to 12/31/2018	$20.47134	$16.84037	1,167
01/01/2019 to 12/31/2019	$16.84037	$19.24679	2,167
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$17.30262	$17.15217	0
01/01/2013 to 12/31/2013	$17.15217	$23.79776	0
01/01/2014 to 12/31/2014	$23.79776	$24.51054	0
01/01/2015 to 12/31/2015	$24.51054	$24.64633	0
01/01/2016 to 12/31/2016	$24.64633	$24.57523	0
01/01/2017 to 12/31/2017	$24.57523	$32.81743	0
01/01/2018 to 12/31/2018	$32.81743	$32.63940	0
01/01/2019 to 12/31/2019	$32.63940	$44.37383	86
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.44474	$12.43724	0
01/01/2013 to 12/31/2013	$12.43724	$18.52844	0
01/01/2014 to 12/31/2014	$18.52844	$18.02701	0
01/01/2015 to 12/31/2015	$18.02701	$17.36775	0
01/01/2016 to 12/31/2016	$17.36775	$18.57854	196
01/01/2017 to 12/31/2017	$18.57854	$23.18932	565
01/01/2018 to 12/31/2018	$23.18932	$23.28277	778
01/01/2019 to 12/31/2019	$23.28277	$28.86960	548
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV Cliff M&E (1.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
04/02/2012 to 12/31/2012	$15.98109	$17.13777	0
01/01/2013 to 12/31/2013	$17.13777	$18.63781	0
01/01/2014 to 12/31/2014	$18.63781	$18.85444	0
01/01/2015 to 12/31/2015	$18.85444	$18.66634	0
01/01/2016 to 12/31/2016	$18.66634	$20.11312	0
01/01/2017 to 12/31/2017	$20.11312	$20.83563	0
01/01/2018 to 12/31/2018	$20.83563	$20.46880	0
01/01/2019 to 12/31/2019	$20.46880	$22.74856	0
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.42288	$11.73145	1,346,497
01/01/2013 to 12/31/2013	$11.73145	$12.75317	1,371,076
01/01/2014 to 12/31/2014	$12.75317	$13.08780	1,367,935
01/01/2015 to 12/31/2015	$13.08780	$12.52082	1,344,431
01/01/2016 to 12/31/2016	$12.52082	$13.16115	1,692,192
01/01/2017 to 12/31/2017	$13.16115	$14.64750	1,980,986
01/01/2018 to 12/31/2018	$14.64750	$13.30030	1,941,249
01/01/2019 to 12/31/2019	$13.30030	$15.25816	2,053,500
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$12.17750	$12.53032	631,188
01/01/2013 to 12/31/2013	$12.53032	$14.43699	646,076
01/01/2014 to 12/31/2014	$14.43699	$15.14267	672,879
01/01/2015 to 12/31/2015	$15.14267	$15.08868	690,761
01/01/2016 to 12/31/2016	$15.08868	$15.97547	1,064,692
01/01/2017 to 12/31/2017	$15.97547	$18.46528	1,303,181
01/01/2018 to 12/31/2018	$18.46528	$17.17753	1,342,602
01/01/2019 to 12/31/2019	$17.17753	$20.69178	1,368,828
AST AllianzGI World Trends Portfolio
04/02/2012 to 12/31/2012	$10.22494	$10.27023	879,464
01/01/2013 to 12/31/2013	$10.27023	$11.41491	850,564
01/01/2014 to 12/31/2014	$11.41491	$11.86367	816,461
01/01/2015 to 12/31/2015	$11.86367	$11.70779	871,126
01/01/2016 to 12/31/2016	$11.70779	$12.13063	816,413
01/01/2017 to 12/31/2017	$12.13063	$13.93806	825,115
01/01/2018 to 12/31/2018	$13.93806	$12.68821	730,383
01/01/2019 to 12/31/2019	$12.68821	$14.80588	840,429
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99905	$11.67760	4,797
01/01/2014 to 12/31/2014	$11.67760	$13.06342	2,877
01/01/2015 to 12/31/2015	$13.06342	$13.13622	5,681
01/01/2016 to 12/31/2016	$13.13622	$14.37526	8,213
01/01/2017 to 12/31/2017	$14.37526	$17.35583	4,900
01/01/2018 to 12/31/2018	$17.35583	$15.75975	6,640
01/01/2019 to 12/31/2019	$15.75975	$19.09597	4,676

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.07111	$12.23806	2,216,155
01/01/2013 to 12/31/2013	$12.23806	$14.23209	2,221,933
01/01/2014 to 12/31/2014	$14.23209	$14.98587	2,224,012
01/01/2015 to 12/31/2015	$14.98587	$14.88410	2,349,704
01/01/2016 to 12/31/2016	$14.88410	$15.63978	2,501,816
01/01/2017 to 12/31/2017	$15.63978	$17.76486	2,607,982
01/01/2018 to 12/31/2018	$17.76486	$16.69312	2,651,103
01/01/2019 to 12/31/2019	$16.69312	$19.70529	2,896,600
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.86352	$10.17405	38,432
01/01/2013 to 12/31/2013	$10.17405	$11.14856	46,603
01/01/2014 to 12/31/2014	$11.14856	$11.55977	59,052
01/01/2015 to 12/31/2015	$11.55977	$11.08404	87,149
01/01/2016 to 12/31/2016	$11.08404	$11.71944	101,895
01/01/2017 to 12/31/2017	$11.71944	$13.04607	101,698
01/01/2018 to 12/31/2018	$13.04607	$12.21454	94,130
01/01/2019 to 12/31/2019	$12.21454	$14.20173	79,785
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$12.92468	$13.23966	146,946
01/01/2013 to 12/31/2013	$13.23966	$12.80276	293,078
01/01/2014 to 12/31/2014	$12.80276	$12.64317	338,182
01/01/2015 to 12/31/2015	$12.64317	$12.55841	508,243
01/01/2016 to 12/31/2016	$12.55841	$12.61743	534,367
01/01/2017 to 12/31/2017	$12.61743	$12.68555	566,890
01/01/2018 to 12/31/2018	$12.68555	$12.63222	476,237
01/01/2019 to 12/31/2019	$12.63222	$13.06417	479,137
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$15.15759	$15.97267	838,162
01/01/2013 to 12/31/2013	$15.97267	$15.49891	755,745
01/01/2014 to 12/31/2014	$15.49891	$15.96900	807,741
01/01/2015 to 12/31/2015	$15.96900	$15.45265	840,473
01/01/2016 to 12/31/2016	$15.45265	$15.92099	873,923
01/01/2017 to 12/31/2017	$15.92099	$16.42485	1,034,248
01/01/2018 to 12/31/2018	$16.42485	$16.12775	926,423
01/01/2019 to 12/31/2019	$16.12775	$17.41303	1,025,892
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.35105	$12.05896	0
01/01/2013 to 12/31/2013	$12.05896	$11.14357	0
01/01/2014 to 12/31/2014	$11.14357	$11.69391	0
01/01/2015 to 12/31/2015	$11.69391	$11.73602	0
01/01/2016 to 12/31/2016	$11.73602	$11.82830	0
01/01/2017 to 12/31/2017	$11.82830	$11.79610	0
01/01/2018 to 12/31/2018	$11.79610	$11.69357	0
01/01/2019 to 12/31/2019	$11.69357	$11.96350	0
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.74830	$11.81303	1,825,382
01/01/2013 to 12/31/2013	$11.81303	$14.32559	2,003,360
01/01/2014 to 12/31/2014	$14.32559	$15.15144	2,316,265
01/01/2015 to 12/31/2015	$15.15144	$15.05716	2,410,163
01/01/2016 to 12/31/2016	$15.05716	$15.90188	3,014,814
01/01/2017 to 12/31/2017	$15.90188	$18.53166	3,615,814
01/01/2018 to 12/31/2018	$18.53166	$17.17845	3,830,612
01/01/2019 to 12/31/2019	$17.17845	$20.75876	4,008,316

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99905	$11.71377	11,466
01/01/2014 to 12/31/2014	$11.71377	$13.15494	39,712
01/01/2015 to 12/31/2015	$13.15494	$12.53932	46,834
01/01/2016 to 12/31/2016	$12.53932	$14.24157	80,233
01/01/2017 to 12/31/2017	$14.24157	$16.66899	138,597
01/01/2018 to 12/31/2018	$16.66899	$15.69103	157,870
01/01/2019 to 12/31/2019	$15.69103	$20.32370	187,676
AST Cohen & Steers Global Realty Portfolio
04/02/2012 to 12/31/2012	$10.27819	$11.44037	32,283
01/01/2013 to 12/31/2013	$11.44037	$11.80048	20,604
01/01/2014 to 12/31/2014	$11.80048	$13.28890	23,715
01/01/2015 to 12/31/2015	$13.28890	$13.12436	23,748
01/01/2016 to 12/31/2016	$13.12436	$13.08979	20,765
01/01/2017 to 12/31/2017	$13.08979	$14.34821	23,747
01/01/2018 to 12/31/2018	$14.34821	$13.51442	17,701
01/01/2019 to 12/31/2019	$13.51442	$16.71561	22,370
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$28.79089	$29.74759	27,252
01/01/2013 to 12/31/2013	$29.74759	$30.32683	36,608
01/01/2014 to 12/31/2014	$30.32683	$39.24533	38,386
01/01/2015 to 12/31/2015	$39.24533	$40.67319	40,889
01/01/2016 to 12/31/2016	$40.67319	$42.14203	59,607
01/01/2017 to 12/31/2017	$42.14203	$44.26022	58,009
01/01/2018 to 12/31/2018	$44.26022	$41.66846	49,566
01/01/2019 to 12/31/2019	$41.66846	$54.04722	40,564
AST Fidelity Institutional AM® Quantitative Portfolio
04/02/2012 to 12/31/2012	$10.61996	$10.87827	794,402
01/01/2013 to 12/31/2013	$10.87827	$12.34038	750,114
01/01/2014 to 12/31/2014	$12.34038	$12.58286	739,676
01/01/2015 to 12/31/2015	$12.58286	$12.56144	700,907
01/01/2016 to 12/31/2016	$12.56144	$12.94533	771,045
01/01/2017 to 12/31/2017	$12.94533	$14.90464	1,030,420
01/01/2018 to 12/31/2018	$14.90464	$13.59133	1,025,408
01/01/2019 to 12/31/2019	$13.59133	$16.12212	1,108,481
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$10.92780	$10.98324	752,656
01/01/2013 to 12/31/2013	$10.98324	$11.92323	696,614
01/01/2014 to 12/31/2014	$11.92323	$12.26241	670,322
01/01/2015 to 12/31/2015	$12.26241	$12.01113	638,328
01/01/2016 to 12/31/2016	$12.01113	$12.49725	629,938
01/01/2017 to 12/31/2017	$12.49725	$13.87142	761,629
01/01/2018 to 12/31/2018	$13.87142	$12.74341	646,355
01/01/2019 to 12/31/2019	$12.74341	$14.61510	756,959
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$24.25200	$24.63485	33,805
01/01/2013 to 12/31/2013	$24.63485	$33.80306	33,279
01/01/2014 to 12/31/2014	$33.80306	$35.81955	34,985
01/01/2015 to 12/31/2015	$35.81955	$33.46228	35,455
01/01/2016 to 12/31/2016	$33.46228	$41.12014	34,265
01/01/2017 to 12/31/2017	$41.12014	$45.60262	49,429
01/01/2018 to 12/31/2018	$45.60262	$38.73581	46,972
01/01/2019 to 12/31/2019	$38.73581	$46.95784	54,103

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$10.56259	$10.47243	130,013
01/01/2013 to 12/31/2013	$10.47243	$10.35198	288,635
01/01/2014 to 12/31/2014	$10.35198	$10.23256	603,201
01/01/2015 to 12/31/2015	$10.23256	$10.11537	887,511
01/01/2016 to 12/31/2016	$10.11537	$9.99892	1,091,222
01/01/2017 to 12/31/2017	$9.99892	$9.91760	1,364,762
01/01/2018 to 12/31/2018	$9.91760	$9.93035	976,063
01/01/2019 to 12/31/2019	$9.93035	$9.98206	880,313
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$17.68913	$19.02103	45,575
01/01/2013 to 12/31/2013	$19.02103	$20.15241	48,884
01/01/2014 to 12/31/2014	$20.15241	$20.43015	64,482
01/01/2015 to 12/31/2015	$20.43015	$19.47561	78,322
01/01/2016 to 12/31/2016	$19.47561	$22.21607	90,375
01/01/2017 to 12/31/2017	$22.21607	$23.60195	95,662
01/01/2018 to 12/31/2018	$23.60195	$22.86571	75,770
01/01/2019 to 12/31/2019	$22.86571	$26.06087	83,720
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$12.79537	$13.24107	17,860
01/01/2013 to 12/31/2013	$13.24107	$18.30614	55,359
01/01/2014 to 12/31/2014	$18.30614	$20.58315	95,330
01/01/2015 to 12/31/2015	$20.58315	$18.75215	104,775
01/01/2016 to 12/31/2016	$18.75215	$22.22327	134,823
01/01/2017 to 12/31/2017	$22.22327	$26.18460	135,124
01/01/2018 to 12/31/2018	$26.18460	$22.21903	123,652
01/01/2019 to 12/31/2019	$22.21903	$28.44776	115,816
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$18.71924	$19.11984	60,384
01/01/2013 to 12/31/2013	$19.11984	$22.50160	116,775
01/01/2014 to 12/31/2014	$22.50160	$21.01402	177,592
01/01/2015 to 12/31/2015	$21.01402	$21.42624	245,505
01/01/2016 to 12/31/2016	$21.42624	$20.38006	224,871
01/01/2017 to 12/31/2017	$20.38006	$27.28312	204,484
01/01/2018 to 12/31/2018	$27.28312	$23.37260	183,753
01/01/2019 to 12/31/2019	$23.37260	$30.52278	157,252
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.44091	$20.00622	30,153
01/01/2013 to 12/31/2013	$20.00622	$23.62592	46,439
01/01/2014 to 12/31/2014	$23.62592	$21.78865	63,246
01/01/2015 to 12/31/2015	$21.78865	$21.71414	75,017
01/01/2016 to 12/31/2016	$21.71414	$21.58945	76,371
01/01/2017 to 12/31/2017	$21.58945	$26.21036	88,439
01/01/2018 to 12/31/2018	$26.21036	$21.72686	91,301
01/01/2019 to 12/31/2019	$21.72686	$25.77726	81,233
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.68429	$15.62094	988,824
01/01/2013 to 12/31/2013	$15.62094	$14.95003	316,915
01/01/2014 to 12/31/2014	$14.95003	$15.77257	351,974
01/01/2015 to 12/31/2015	$15.77257	$15.77414	965,478
01/01/2016 to 12/31/2016	$15.77414	$16.24865	1,319,744
01/01/2017 to 12/31/2017	$16.24865	$16.75492	965,826
01/01/2018 to 12/31/2018	$16.75492	$16.51705	4,412,839
01/01/2019 to 12/31/2019	$16.51705	$18.16065	2,305,776

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$10.74180	$10.85735	677,571
01/01/2013 to 12/31/2013	$10.85735	$12.48000	712,642
01/01/2014 to 12/31/2014	$12.48000	$13.12163	651,318
01/01/2015 to 12/31/2015	$13.12163	$12.83493	567,748
01/01/2016 to 12/31/2016	$12.83493	$13.34948	549,428
01/01/2017 to 12/31/2017	$13.34948	$15.43384	598,524
01/01/2018 to 12/31/2018	$15.43384	$14.13087	557,430
01/01/2019 to 12/31/2019	$14.13087	$16.68246	677,437
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$18.18822	$19.14382	64,570
01/01/2013 to 12/31/2013	$19.14382	$21.83054	78,923
01/01/2014 to 12/31/2014	$21.83054	$20.20591	74,393
01/01/2015 to 12/31/2015	$20.20591	$19.41548	84,523
01/01/2016 to 12/31/2016	$19.41548	$19.56338	84,580
01/01/2017 to 12/31/2017	$19.56338	$25.06940	105,044
01/01/2018 to 12/31/2018	$25.06940	$20.45086	92,560
01/01/2019 to 12/31/2019	$20.45086	$25.71909	101,213
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$16.61551	$17.06189	218,413
01/01/2013 to 12/31/2013	$17.06189	$18.72635	216,556
01/01/2014 to 12/31/2014	$18.72635	$19.51967	214,800
01/01/2015 to 12/31/2015	$19.51967	$19.26002	238,103
01/01/2016 to 12/31/2016	$19.26002	$19.76969	298,974
01/01/2017 to 12/31/2017	$19.76969	$21.91581	424,497
01/01/2018 to 12/31/2018	$21.91581	$20.55204	459,032
01/01/2019 to 12/31/2019	$20.55204	$23.28362	511,822
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.49368	$12.83791	22,569
01/01/2013 to 12/31/2013	$12.83791	$17.32156	96,833
01/01/2014 to 12/31/2014	$17.32156	$18.74970	86,659
01/01/2015 to 12/31/2015	$18.74970	$20.50502	58,058
01/01/2016 to 12/31/2016	$20.50502	$19.97282	64,924
01/01/2017 to 12/31/2017	$19.97282	$26.81763	73,693
01/01/2018 to 12/31/2018	$26.81763	$26.08052	63,856
01/01/2019 to 12/31/2019	$26.08052	$34.18579	73,418
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.39134	$16.58069	113,942
01/01/2013 to 12/31/2013	$16.58069	$22.39066	238,651
01/01/2014 to 12/31/2014	$22.39066	$24.47699	298,328
01/01/2015 to 12/31/2015	$24.47699	$26.63237	408,083
01/01/2016 to 12/31/2016	$26.63237	$27.79454	394,455
01/01/2017 to 12/31/2017	$27.79454	$36.53961	373,277
01/01/2018 to 12/31/2018	$36.53961	$35.14651	298,009
01/01/2019 to 12/31/2019	$35.14651	$45.73150	252,176
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$21.23593	$22.46370	45,046
01/01/2013 to 12/31/2013	$22.46370	$28.34159	41,487
01/01/2014 to 12/31/2014	$28.34159	$29.03280	43,931
01/01/2015 to 12/31/2015	$29.03280	$28.27838	61,199
01/01/2016 to 12/31/2016	$28.27838	$29.94182	73,918
01/01/2017 to 12/31/2017	$29.94182	$36.65447	107,585
01/01/2018 to 12/31/2018	$36.65447	$32.76974	101,197
01/01/2019 to 12/31/2019	$32.76974	$42.09698	103,960

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99905	$10.35923	64,385
01/01/2013 to 12/31/2013	$10.35923	$12.17693	99,126
01/01/2014 to 12/31/2014	$12.17693	$12.65540	83,665
01/01/2015 to 12/31/2015	$12.65540	$12.35457	86,979
01/01/2016 to 12/31/2016	$12.35457	$12.74052	98,239
01/01/2017 to 12/31/2017	$12.74052	$14.67137	109,246
01/01/2018 to 12/31/2018	$14.67137	$13.30179	98,639
01/01/2019 to 12/31/2019	$13.30179	$16.14192	97,019
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$16.05419	$16.01664	41,995
01/01/2013 to 12/31/2013	$16.01664	$21.64398	52,397
01/01/2014 to 12/31/2014	$21.64398	$23.25865	68,684
01/01/2015 to 12/31/2015	$23.25865	$24.65326	83,815
01/01/2016 to 12/31/2016	$24.65326	$24.83605	86,437
01/01/2017 to 12/31/2017	$24.83605	$32.09019	81,202
01/01/2018 to 12/31/2018	$32.09019	$32.40122	78,681
01/01/2019 to 12/31/2019	$32.40122	$44.12876	91,821
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99905	$10.21609	0
01/01/2013 to 12/31/2013	$10.21609	$13.58304	659
01/01/2014 to 12/31/2014	$13.58304	$14.79866	7,626
01/01/2015 to 12/31/2015	$14.79866	$14.52268	15,094
01/01/2016 to 12/31/2016	$14.52268	$16.28626	24,534
01/01/2017 to 12/31/2017	$16.28626	$18.89098	115,187
01/01/2018 to 12/31/2018	$18.89098	$16.77730	133,931
01/01/2019 to 12/31/2019	$16.77730	$21.45146	122,608
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.00831	$23.16935	61,641
01/01/2013 to 12/31/2013	$23.16935	$30.27566	74,871
01/01/2014 to 12/31/2014	$30.27566	$33.37730	69,326
01/01/2015 to 12/31/2015	$33.37730	$31.11769	159,147
01/01/2016 to 12/31/2016	$31.11769	$31.26639	160,642
01/01/2017 to 12/31/2017	$31.26639	$39.28086	197,295
01/01/2018 to 12/31/2018	$39.28086	$37.13830	174,007
01/01/2019 to 12/31/2019	$37.13830	$47.78169	164,684
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.36135	$21.83736	41,521
01/01/2013 to 12/31/2013	$21.83736	$30.65412	82,935
01/01/2014 to 12/31/2014	$30.65412	$34.61962	87,437
01/01/2015 to 12/31/2015	$34.61962	$32.29259	114,334
01/01/2016 to 12/31/2016	$32.29259	$37.74107	129,984
01/01/2017 to 12/31/2017	$37.74107	$42.45240	138,209
01/01/2018 to 12/31/2018	$42.45240	$35.06172	126,359
01/01/2019 to 12/31/2019	$35.06172	$41.94201	131,608
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$10.02433	$10.21135	173,167
01/01/2013 to 12/31/2013	$10.21135	$10.11647	175,990
01/01/2014 to 12/31/2014	$10.11647	$9.53185	171,468
01/01/2015 to 12/31/2015	$9.53185	$7.84621	170,531
01/01/2016 to 12/31/2016	$7.84621	$8.71492	127,647
01/01/2017 to 12/31/2017	$8.71492	$10.88736	191,547
01/01/2018 to 12/31/2018	$10.88736	$9.24990	167,035
01/01/2019 to 12/31/2019	$9.24990	$10.36409	172,403

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.61695	$12.94774	839,716
01/01/2013 to 12/31/2013	$12.94774	$13.97780	738,781
01/01/2014 to 12/31/2014	$13.97780	$14.61518	800,719
01/01/2015 to 12/31/2015	$14.61518	$14.46791	852,432
01/01/2016 to 12/31/2016	$14.46791	$15.09201	1,187,643
01/01/2017 to 12/31/2017	$15.09201	$16.43017	1,381,775
01/01/2018 to 12/31/2018	$16.43017	$15.77899	1,583,735
01/01/2019 to 12/31/2019	$15.77899	$17.89655	1,668,074
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.19825	$10.67182	19,739
01/01/2013 to 12/31/2013	$10.67182	$10.30506	13,958
01/01/2014 to 12/31/2014	$10.30506	$10.80394	19,583
01/01/2015 to 12/31/2015	$10.80394	$10.65105	132,662
01/01/2016 to 12/31/2016	$10.65105	$10.97189	149,375
01/01/2017 to 12/31/2017	$10.97189	$11.46115	169,950
01/01/2018 to 12/31/2018	$11.46115	$11.23653	130,803
01/01/2019 to 12/31/2019	$11.23653	$12.19072	191,679
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$10.17844	$10.29804	1,426,557
01/01/2013 to 12/31/2013	$10.29804	$11.91281	1,452,243
01/01/2014 to 12/31/2014	$11.91281	$12.85892	1,435,017
01/01/2015 to 12/31/2015	$12.85892	$12.63327	2,251,001
01/01/2016 to 12/31/2016	$12.63327	$13.74886	2,352,964
01/01/2017 to 12/31/2017	$13.74886	$15.77877	4,694,811
01/01/2018 to 12/31/2018	$15.77877	$14.41177	4,370,207
01/01/2019 to 12/31/2019	$14.41177	$16.97822	4,562,932
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99905	$11.71727	0
01/01/2014 to 12/31/2014	$11.71727	$13.34785	0
01/01/2015 to 12/31/2015	$13.34785	$13.39792	1,097
01/01/2016 to 12/31/2016	$13.39792	$14.68189	3,952
01/01/2017 to 12/31/2017	$14.68189	$17.62100	932
01/01/2018 to 12/31/2018	$17.62100	$16.17171	1,377
01/01/2019 to 12/31/2019	$16.17171	$20.01226	3,099
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$15.15608	$15.38703	68,326
01/01/2013 to 12/31/2013	$15.38703	$20.14235	76,396
01/01/2014 to 12/31/2014	$20.14235	$23.33800	105,836
01/01/2015 to 12/31/2015	$23.33800	$23.77992	103,351
01/01/2016 to 12/31/2016	$23.77992	$26.99669	98,814
01/01/2017 to 12/31/2017	$26.99669	$32.62494	96,165
01/01/2018 to 12/31/2018	$32.62494	$29.59802	72,241
01/01/2019 to 12/31/2019	$29.59802	$36.41567	80,643
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.87342	$9.98908	0
01/01/2013 to 12/31/2013	$9.98908	$12.08574	33,710
01/01/2014 to 12/31/2014	$12.08574	$12.72333	39
01/01/2015 to 12/31/2015	$12.72333	$12.59596	24,806
01/01/2016 to 12/31/2016	$12.59596	$13.23853	35,587
01/01/2017 to 12/31/2017	$13.23853	$15.46703	92,538
01/01/2018 to 12/31/2018	$15.46703	$14.29023	45,882
01/01/2019 to 12/31/2019	$14.29023	$17.12127	39,465

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$27.20851	$25.84752	36,427
01/01/2013 to 12/31/2013	$25.84752	$35.97775	46,755
01/01/2014 to 12/31/2014	$35.97775	$37.32114	53,798
01/01/2015 to 12/31/2015	$37.32114	$37.38441	73,156
01/01/2016 to 12/31/2016	$37.38441	$39.80047	71,685
01/01/2017 to 12/31/2017	$39.80047	$50.23818	81,026
01/01/2018 to 12/31/2018	$50.23818	$44.27268	75,959
01/01/2019 to 12/31/2019	$44.27268	$59.72971	71,122
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.19547	$18.44439	14,615
01/01/2013 to 12/31/2013	$18.44439	$24.64517	62,996
01/01/2014 to 12/31/2014	$24.64517	$25.29233	49,354
01/01/2015 to 12/31/2015	$25.29233	$25.19795	36,188
01/01/2016 to 12/31/2016	$25.19795	$27.91679	49,676
01/01/2017 to 12/31/2017	$27.91679	$34.19651	58,328
01/01/2018 to 12/31/2018	$34.19651	$30.96054	53,523
01/01/2019 to 12/31/2019	$30.96054	$39.82271	47,770
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.02979	$21.45694	35,533
01/01/2013 to 12/31/2013	$21.45694	$29.14296	92,549
01/01/2014 to 12/31/2014	$29.14296	$30.32547	102,295
01/01/2015 to 12/31/2015	$30.32547	$28.68481	138,803
01/01/2016 to 12/31/2016	$28.68481	$36.63634	142,295
01/01/2017 to 12/31/2017	$36.63634	$38.87681	140,546
01/01/2018 to 12/31/2018	$38.87681	$31.86581	120,768
01/01/2019 to 12/31/2019	$31.86581	$38.42271	112,213
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$17.73126	$18.19671	1,271,409
01/01/2013 to 12/31/2013	$18.19671	$21.01532	1,276,857
01/01/2014 to 12/31/2014	$21.01532	$21.99507	1,236,928
01/01/2015 to 12/31/2015	$21.99507	$21.75133	1,537,320
01/01/2016 to 12/31/2016	$21.75133	$23.12371	1,555,690
01/01/2017 to 12/31/2017	$23.12371	$26.38027	1,430,507
01/01/2018 to 12/31/2018	$26.38027	$24.68635	1,592,537
01/01/2019 to 12/31/2019	$24.68635	$29.48905	1,604,235
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.29835	$17.69596	59,479
01/01/2013 to 12/31/2013	$17.69596	$25.19378	99,275
01/01/2014 to 12/31/2014	$25.19378	$26.98245	119,471
01/01/2015 to 12/31/2015	$26.98245	$29.22824	171,252
01/01/2016 to 12/31/2016	$29.22824	$29.67248	212,826
01/01/2017 to 12/31/2017	$29.67248	$40.44466	299,994
01/01/2018 to 12/31/2018	$40.44466	$41.52283	254,830
01/01/2019 to 12/31/2019	$41.52283	$52.63262	228,881
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$16.87885	$16.85722	14,645
01/01/2013 to 12/31/2013	$16.85722	$22.43375	38,184
01/01/2014 to 12/31/2014	$22.43375	$22.52136	26,343
01/01/2015 to 12/31/2015	$22.52136	$20.91256	46,475
01/01/2016 to 12/31/2016	$20.91256	$21.93945	42,541
01/01/2017 to 12/31/2017	$21.93945	$25.27752	56,358
01/01/2018 to 12/31/2018	$25.27752	$22.55913	50,570
01/01/2019 to 12/31/2019	$22.55913	$28.09092	461,302

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$28.80378	$27.66423	69,365
01/01/2013 to 12/31/2013	$27.66423	$31.55217	68,307
01/01/2014 to 12/31/2014	$31.55217	$28.58181	73,225
01/01/2015 to 12/31/2015	$28.58181	$22.81364	62,726
01/01/2016 to 12/31/2016	$22.81364	$28.10298	59,740
01/01/2017 to 12/31/2017	$28.10298	$30.64377	75,172
01/01/2018 to 12/31/2018	$30.64377	$25.24527	60,738
01/01/2019 to 12/31/2019	$25.24527	$29.16386	77,351
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$15.46034	$15.89989	53,980
01/01/2013 to 12/31/2013	$15.89989	$15.12712	113,438
01/01/2014 to 12/31/2014	$15.12712	$15.03645	132,013
01/01/2015 to 12/31/2015	$15.03645	$14.17720	186,850
01/01/2016 to 12/31/2016	$14.17720	$14.62513	194,200
01/01/2017 to 12/31/2017	$14.62513	$14.75245	206,055
01/01/2018 to 12/31/2018	$14.75245	$14.87346	166,119
01/01/2019 to 12/31/2019	$14.87346	$14.93819	167,134
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.38818	$21.08109	14,127
01/01/2013 to 12/31/2013	$21.08109	$27.59360	21,318
01/01/2014 to 12/31/2014	$27.59360	$31.35935	28,408
01/01/2015 to 12/31/2015	$31.35935	$28.95022	36,404
01/01/2016 to 12/31/2016	$28.95022	$32.62313	32,651
01/01/2017 to 12/31/2017	$32.62313	$38.22466	48,069
01/01/2018 to 12/31/2018	$38.22466	$31.53878	37,836
01/01/2019 to 12/31/2019	$31.53878	$37.14477	41,200
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$10.69764	$10.63747	348,044
01/01/2013 to 12/31/2013	$10.63747	$12.67114	412,006
01/01/2014 to 12/31/2014	$12.67114	$13.21489	513,376
01/01/2015 to 12/31/2015	$13.21489	$12.98026	452,512
01/01/2016 to 12/31/2016	$12.98026	$13.66841	566,775
01/01/2017 to 12/31/2017	$13.66841	$15.34832	598,746
01/01/2018 to 12/31/2018	$15.34832	$14.41283	521,809
01/01/2019 to 12/31/2019	$14.41283	$17.17544	500,705
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.74319	$12.29264	244,516
01/01/2013 to 12/31/2013	$12.29264	$11.96993	328,315
01/01/2014 to 12/31/2014	$11.96993	$12.68383	354,642
01/01/2015 to 12/31/2015	$12.68383	$12.69306	412,868
01/01/2016 to 12/31/2016	$12.69306	$13.19346	503,172
01/01/2017 to 12/31/2017	$13.19346	$13.86477	761,183
01/01/2018 to 12/31/2018	$13.86477	$13.39424	1,046,330
01/01/2019 to 12/31/2019	$13.39424	$14.86890	1,071,663
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.15287	$10.74161	1,688
01/01/2013 to 12/31/2013	$10.74161	$13.91360	1,859
01/01/2014 to 12/31/2014	$13.91360	$15.51786	13,794
01/01/2015 to 12/31/2015	$15.51786	$15.65635	19,434
01/01/2016 to 12/31/2016	$15.65635	$17.76932	25,698
01/01/2017 to 12/31/2017	$17.76932	$19.07163	60,004
01/01/2018 to 12/31/2018	$19.07163	$17.42327	49,003
01/01/2019 to 12/31/2019	$17.42327	$21.54439	35,050

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
04/02/2012 to 12/31/2012	$16.91025	$17.89855	2,635
01/01/2013 to 12/31/2013	$17.89855	$24.86577	6,228
01/01/2014 to 12/31/2014	$24.86577	$29.41449	13,970
01/01/2015 to 12/31/2015	$29.41449	$29.99595	25,590
01/01/2016 to 12/31/2016	$29.99595	$26.25349	18,642
01/01/2017 to 12/31/2017	$26.25349	$30.05983	27,927
01/01/2018 to 12/31/2018	$30.05983	$29.98110	17,968
01/01/2019 to 12/31/2019	$29.98110	$39.26944	11,996
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05006	$9.79962	1,609
01/01/2013 to 12/31/2013	$9.79962	$13.27256	4,838
01/01/2014 to 12/31/2014	$13.27256	$14.17446	6,965
01/01/2015 to 12/31/2015	$14.17446	$14.18049	8,805
01/01/2016 to 12/31/2016	$14.18049	$14.12376	7,831
01/01/2017 to 12/31/2017	$14.12376	$17.10195	7,754
01/01/2018 to 12/31/2018	$17.10195	$15.96029	7,859
01/01/2019 to 12/31/2019	$15.96029	$21.19454	10,263
Invesco V.I. Technology Fund - Series I
04/02/2012 to 12/31/2012	$13.42828	$12.01003	0
01/01/2013 to 12/31/2013	$12.01003	$14.85697	0
01/01/2014 to 12/31/2014	$14.85697	$16.30918	0
01/01/2015 to 12/31/2015	$16.30918	$17.22031	0
01/01/2016 to 12/31/2016	$17.22031	$16.89405	0
01/01/2017 to 12/31/2017	$16.89405	$22.56765	0
01/01/2018 to 12/31/2018	$22.56765	$22.20535	0
01/01/2019 to 12/31/2019	$22.20535	$29.82558	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12660	$9.74939	80,684
01/01/2017 to 12/31/2017	$9.74939	$13.59816	65,164
01/01/2018 to 12/31/2018	$13.59816	$11.06062	46,434
01/01/2019 to 12/31/2019	$11.06062	$13.40245	44,379
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$25.92533	$25.83505	16,372
01/01/2013 to 12/31/2013	$25.83505	$29.36158	19,119
01/01/2014 to 12/31/2014	$29.36158	$28.56868	19,357
01/01/2015 to 12/31/2015	$28.56868	$25.59133	5,281
01/01/2016 to 12/31/2016	$25.59133	$25.45967	14,662
01/01/2017 to 12/31/2017	$25.45967	$33.44219	8,129
01/01/2018 to 12/31/2018	$33.44219	$26.90851	9,923
01/01/2019 to 12/31/2019	$26.90851	$33.59615	9,032
ProFund VP Banks
04/02/2012 to 12/31/2012	$5.82845	$5.89218	6,834
01/01/2013 to 12/31/2013	$5.89218	$7.77296	11,130
01/01/2014 to 12/31/2014	$7.77296	$8.48080	3,657
01/01/2015 to 12/31/2015	$8.48080	$8.34694	8,669
01/01/2016 to 12/31/2016	$8.34694	$10.16787	18,867
01/01/2017 to 12/31/2017	$10.16787	$11.85229	6,958
01/01/2018 to 12/31/2018	$11.85229	$9.61845	3,334
01/01/2019 to 12/31/2019	$9.61845	$12.97131	5,368

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$19.87926	$19.23714	2,363
01/01/2013 to 12/31/2013	$19.23714	$22.52103	5,126
01/01/2014 to 12/31/2014	$22.52103	$22.63756	3,695
01/01/2015 to 12/31/2015	$22.63756	$19.26179	5,489
01/01/2016 to 12/31/2016	$19.26179	$22.56168	12,165
01/01/2017 to 12/31/2017	$22.56168	$27.42307	15,000
01/01/2018 to 12/31/2018	$27.42307	$22.31942	6,980
01/01/2019 to 12/31/2019	$22.31942	$25.97194	6,179
ProFund VP Bear
04/02/2012 to 12/31/2012	$3.74389	$3.53584	19,447
01/01/2013 to 12/31/2013	$3.53584	$2.56720	3,712
01/01/2014 to 12/31/2014	$2.56720	$2.17614	12,989
01/01/2015 to 12/31/2015	$2.17614	$2.04516	29,748
01/01/2016 to 12/31/2016	$2.04516	$1.75778	49,401
01/01/2017 to 12/31/2017	$1.75778	$1.42545	29,479
01/01/2018 to 12/31/2018	$1.42545	$1.46603	9,686
01/01/2019 to 12/31/2019	$1.46603	$1.11657	9,942
ProFund VP Bull
04/02/2012 to 12/31/2012	$14.27536	$14.27366	361
01/01/2013 to 12/31/2013	$14.27366	$18.30797	3,106
01/01/2014 to 12/31/2014	$18.30797	$20.17296	9,487
01/01/2015 to 12/31/2015	$20.17296	$19.84970	24,949
01/01/2016 to 12/31/2016	$19.84970	$21.51769	16,477
01/01/2017 to 12/31/2017	$21.51769	$25.38515	12,942
01/01/2018 to 12/31/2018	$25.38515	$23.54927	15,685
01/01/2019 to 12/31/2019	$23.54927	$30.00161	6,660
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$17.02137	$17.10165	121
01/01/2013 to 12/31/2013	$17.10165	$21.71481	185
01/01/2014 to 12/31/2014	$21.71481	$23.66046	1,644
01/01/2015 to 12/31/2015	$23.66046	$24.36206	3,017
01/01/2016 to 12/31/2016	$24.36206	$24.93592	7,008
01/01/2017 to 12/31/2017	$24.93592	$28.36087	7,073
01/01/2018 to 12/31/2018	$28.36087	$23.88327	6,602
01/01/2019 to 12/31/2019	$23.88327	$29.87957	6,627
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$14.75075	$15.67450	0
01/01/2013 to 12/31/2013	$15.67450	$21.67171	1,460
01/01/2014 to 12/31/2014	$21.67171	$24.09195	183
01/01/2015 to 12/31/2015	$24.09195	$24.93169	2,071
01/01/2016 to 12/31/2016	$24.93169	$25.67716	1,665
01/01/2017 to 12/31/2017	$25.67716	$30.04475	1,904
01/01/2018 to 12/31/2018	$30.04475	$29.88006	1,239
01/01/2019 to 12/31/2019	$29.88006	$36.81395	1,084
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$15.17028	$16.11797	2,478
01/01/2013 to 12/31/2013	$16.11797	$19.37979	8,412
01/01/2014 to 12/31/2014	$19.37979	$17.50036	5,415
01/01/2015 to 12/31/2015	$17.50036	$15.41738	6,514
01/01/2016 to 12/31/2016	$15.41738	$16.43079	6,201
01/01/2017 to 12/31/2017	$16.43079	$19.44400	7,131
01/01/2018 to 12/31/2018	$19.44400	$16.50369	6,104
01/01/2019 to 12/31/2019	$16.50369	$19.21587	8,025

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Financials
04/02/2012 to 12/31/2012	$8.12526	$8.35839	18,538
01/01/2013 to 12/31/2013	$8.35839	$10.91266	18,722
01/01/2014 to 12/31/2014	$10.91266	$12.18051	24,949
01/01/2015 to 12/31/2015	$12.18051	$11.86052	7,721
01/01/2016 to 12/31/2016	$11.86052	$13.52073	10,841
01/01/2017 to 12/31/2017	$13.52073	$15.79683	21,518
01/01/2018 to 12/31/2018	$15.79683	$13.98570	27,263
01/01/2019 to 12/31/2019	$13.98570	$18.00968	20,899
ProFund VP Health Care
04/02/2012 to 12/31/2012	$13.89079	$14.71307	1,007
01/01/2013 to 12/31/2013	$14.71307	$20.32621	1,351
01/01/2014 to 12/31/2014	$20.32621	$24.85416	6,058
01/01/2015 to 12/31/2015	$24.85416	$25.80252	18,060
01/01/2016 to 12/31/2016	$25.80252	$24.47285	16,208
01/01/2017 to 12/31/2017	$24.47285	$29.25260	20,742
01/01/2018 to 12/31/2018	$29.25260	$30.19700	15,477
01/01/2019 to 12/31/2019	$30.19700	$35.63210	11,440
ProFund VP Industrials
04/02/2012 to 12/31/2012	$17.29126	$17.56276	0
01/01/2013 to 12/31/2013	$17.56276	$23.99062	35
01/01/2014 to 12/31/2014	$23.99062	$25.03744	2,532
01/01/2015 to 12/31/2015	$25.03744	$23.90289	1,589
01/01/2016 to 12/31/2016	$23.90289	$27.77472	3,735
01/01/2017 to 12/31/2017	$27.77472	$33.60583	6,570
01/01/2018 to 12/31/2018	$33.60583	$28.97709	5,783
01/01/2019 to 12/31/2019	$28.97709	$37.37837	3,042
ProFund VP Japan
04/02/2012 to 12/31/2012	$10.56002	$10.73014	18,128
01/01/2013 to 12/31/2013	$10.73014	$15.72311	22,392
01/01/2014 to 12/31/2014	$15.72311	$16.04371	22,413
01/01/2015 to 12/31/2015	$16.04371	$16.78051	6,253
01/01/2016 to 12/31/2016	$16.78051	$16.65650	5,989
01/01/2017 to 12/31/2017	$16.65650	$19.50373	6,426
01/01/2018 to 12/31/2018	$19.50373	$17.03514	5,547
01/01/2019 to 12/31/2019	$17.03514	$20.20678	6,087
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$12.36950	$12.26389	613
01/01/2013 to 12/31/2013	$12.26389	$15.84047	2,285
01/01/2014 to 12/31/2014	$15.84047	$17.68255	22,166
01/01/2015 to 12/31/2015	$17.68255	$18.13577	19,493
01/01/2016 to 12/31/2016	$18.13577	$18.82688	14,739
01/01/2017 to 12/31/2017	$18.82688	$23.31797	19,956
01/01/2018 to 12/31/2018	$23.31797	$22.61976	18,185
01/01/2019 to 12/31/2019	$22.61976	$28.81932	13,374
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$10.47445	$10.59398	3,445
01/01/2013 to 12/31/2013	$10.59398	$13.60249	4,350
01/01/2014 to 12/31/2014	$13.60249	$14.85450	25,467
01/01/2015 to 12/31/2015	$14.85450	$13.98838	9,222
01/01/2016 to 12/31/2016	$13.98838	$15.96171	13,745
01/01/2017 to 12/31/2017	$15.96171	$17.89839	10,268
01/01/2018 to 12/31/2018	$17.89839	$15.81133	10,704
01/01/2019 to 12/31/2019	$15.81133	$20.28301	10,570

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$19.55519	$19.57097	1,950
01/01/2013 to 12/31/2013	$19.57097	$25.25127	1,616
01/01/2014 to 12/31/2014	$25.25127	$26.43148	6,433
01/01/2015 to 12/31/2015	$26.43148	$26.20159	11,726
01/01/2016 to 12/31/2016	$26.20159	$29.23601	5,115
01/01/2017 to 12/31/2017	$29.23601	$34.19125	2,532
01/01/2018 to 12/31/2018	$34.19125	$29.74786	2,849
01/01/2019 to 12/31/2019	$29.74786	$36.53455	3,968
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$19.13130	$19.60273	1,462
01/01/2013 to 12/31/2013	$19.60273	$25.60896	499
01/01/2014 to 12/31/2014	$25.60896	$27.89278	3,513
01/01/2015 to 12/31/2015	$27.89278	$25.30430	3,987
01/01/2016 to 12/31/2016	$25.30430	$31.10243	9,555
01/01/2017 to 12/31/2017	$31.10243	$34.00713	6,808
01/01/2018 to 12/31/2018	$34.00713	$29.14666	6,398
01/01/2019 to 12/31/2019	$29.14666	$35.74991	6,281
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$21.32023	$20.13475	322
01/01/2013 to 12/31/2013	$20.13475	$26.72494	1,572
01/01/2014 to 12/31/2014	$26.72494	$30.91010	8,595
01/01/2015 to 12/31/2015	$30.91010	$32.83237	11,932
01/01/2016 to 12/31/2016	$32.83237	$34.16159	12,414
01/01/2017 to 12/31/2017	$34.16159	$44.02624	14,373
01/01/2018 to 12/31/2018	$44.02624	$42.70350	13,150
01/01/2019 to 12/31/2019	$42.70350	$57.70529	9,423
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$27.88173	$27.00956	43,733
01/01/2013 to 12/31/2013	$27.00956	$33.12577	49,706
01/01/2014 to 12/31/2014	$33.12577	$29.18633	52,100
01/01/2015 to 12/31/2015	$29.18633	$22.10747	16,509
01/01/2016 to 12/31/2016	$22.10747	$27.13920	23,477
01/01/2017 to 12/31/2017	$27.13920	$25.97636	20,589
01/01/2018 to 12/31/2018	$25.97636	$20.48347	18,124
01/01/2019 to 12/31/2019	$20.48347	$21.97218	16,265
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$10.46314	$11.15332	27,932
01/01/2013 to 12/31/2013	$11.15332	$14.51199	29,884
01/01/2014 to 12/31/2014	$14.51199	$17.12229	31,113
01/01/2015 to 12/31/2015	$17.12229	$17.67755	4,809
01/01/2016 to 12/31/2016	$17.67755	$16.82240	6,040
01/01/2017 to 12/31/2017	$16.82240	$18.35186	5,697
01/01/2018 to 12/31/2018	$18.35186	$17.01527	4,844
01/01/2019 to 12/31/2019	$17.01527	$19.18110	2,129
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$20.74685	$18.04382	49,061
01/01/2013 to 12/31/2013	$18.04382	$11.06812	66,740
01/01/2014 to 12/31/2014	$11.06812	$8.32968	72,715
01/01/2015 to 12/31/2015	$8.32968	$5.52887	35,793
01/01/2016 to 12/31/2016	$5.52887	$8.51606	39,826
01/01/2017 to 12/31/2017	$8.51606	$8.86267	42,966
01/01/2018 to 12/31/2018	$8.86267	$7.58027	42,301
01/01/2019 to 12/31/2019	$7.58027	$10.93840	39,097

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.24660	$20.14349	959
01/01/2013 to 12/31/2013	$20.14349	$19.93029	1,179
01/01/2014 to 12/31/2014	$19.93029	$24.62978	2,882
01/01/2015 to 12/31/2015	$24.62978	$24.42545	9,441
01/01/2016 to 12/31/2016	$24.42545	$25.52741	4,405
01/01/2017 to 12/31/2017	$25.52741	$27.26578	7,047
01/01/2018 to 12/31/2018	$27.26578	$25.41504	6,935
01/01/2019 to 12/31/2019	$25.41504	$31.84534	5,024
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$3.34590	$2.84438	8,935
01/01/2013 to 12/31/2013	$2.84438	$3.27500	44,093
01/01/2014 to 12/31/2014	$3.27500	$2.25765	42,173
01/01/2015 to 12/31/2015	$2.25765	$2.19629	46,524
01/01/2016 to 12/31/2016	$2.19629	$2.05907	45,027
01/01/2017 to 12/31/2017	$2.05907	$1.79320	21,312
01/01/2018 to 12/31/2018	$1.79320	$1.84620	19,011
01/01/2019 to 12/31/2019	$1.84620	$1.50709	27,800
ProFund VP Short Mid-Cap
04/02/2012 to 12/31/2012	$3.80523	$3.52227	0
01/01/2013 to 12/31/2013	$3.52227	$2.51734	0
01/01/2014 to 12/31/2014	$2.51734	$2.17889	0
01/01/2015 to 12/31/2015	$2.17889	$2.11706	0
01/01/2016 to 12/31/2016	$2.11706	$1.67029	0
01/01/2017 to 12/31/2017	$1.67029	$1.40571	0
01/01/2018 to 12/31/2018	$1.40571	$1.54196	0
01/01/2019 to 12/31/2019	$1.54196	$1.20161	0
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$2.30977	$2.29660	47,073
01/01/2013 to 12/31/2013	$2.29660	$1.60270	65,468
01/01/2014 to 12/31/2014	$1.60270	$1.27725	89,655
01/01/2015 to 12/31/2015	$1.27725	$1.09778	100,428
01/01/2016 to 12/31/2016	$1.09778	$0.97596	141,080
01/01/2017 to 12/31/2017	$0.97596	$0.72116	103,682
01/01/2018 to 12/31/2018	$0.72116	$0.69221	96,519
01/01/2019 to 12/31/2019	$0.69221	$0.49227	92,023
ProFund VP Short Small-Cap
04/02/2012 to 12/31/2012	$3.68937	$3.42190	0
01/01/2013 to 12/31/2013	$3.42190	$2.32550	0
01/01/2014 to 12/31/2014	$2.32550	$2.08660	0
01/01/2015 to 12/31/2015	$2.08660	$2.04562	0
01/01/2016 to 12/31/2016	$2.04562	$1.58552	0
01/01/2017 to 12/31/2017	$1.58552	$1.34477	0
01/01/2018 to 12/31/2018	$1.34477	$1.46734	0
01/01/2019 to 12/31/2019	$1.46734	$1.14896	0
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$20.69350	$20.59780	17,548
01/01/2013 to 12/31/2013	$20.59780	$28.59199	19,727
01/01/2014 to 12/31/2014	$28.59199	$28.87736	20,816
01/01/2015 to 12/31/2015	$28.87736	$28.88008	12,787
01/01/2016 to 12/31/2016	$28.88008	$34.32532	13,043
01/01/2017 to 12/31/2017	$34.32532	$38.33213	11,987
01/01/2018 to 12/31/2018	$38.33213	$35.71109	11,437
01/01/2019 to 12/31/2019	$35.71109	$42.04891	8,404

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$18.60643	$18.82424	17,712
01/01/2013 to 12/31/2013	$18.82424	$25.61839	18,369
01/01/2014 to 12/31/2014	$25.61839	$26.79622	18,176
01/01/2015 to 12/31/2015	$26.79622	$24.29535	4,597
01/01/2016 to 12/31/2016	$24.29535	$30.92766	13,231
01/01/2017 to 12/31/2017	$30.92766	$33.54185	12,067
01/01/2018 to 12/31/2018	$33.54185	$28.44097	10,925
01/01/2019 to 12/31/2019	$28.44097	$34.45748	8,111
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$12.48764	$13.90425	472
01/01/2013 to 12/31/2013	$13.90425	$15.40326	2,743
01/01/2014 to 12/31/2014	$15.40326	$15.31222	3,411
01/01/2015 to 12/31/2015	$15.31222	$15.36640	4,590
01/01/2016 to 12/31/2016	$15.36640	$18.47987	5,228
01/01/2017 to 12/31/2017	$18.47987	$17.88008	5,072
01/01/2018 to 12/31/2018	$17.88008	$15.00390	5,425
01/01/2019 to 12/31/2019	$15.00390	$17.02178	4,778
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$15.98963	$17.67424	677
01/01/2013 to 12/31/2013	$17.67424	$14.13175	150
01/01/2014 to 12/31/2014	$14.13175	$19.05296	3,970
01/01/2015 to 12/31/2015	$19.05296	$17.77140	12,457
01/01/2016 to 12/31/2016	$17.77140	$17.51352	19,540
01/01/2017 to 12/31/2017	$17.51352	$18.95517	13,679
01/01/2018 to 12/31/2018	$18.95517	$17.71981	13,235
01/01/2019 to 12/31/2019	$17.71981	$20.70773	14,390
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$23.90003	$24.37693	2,835
01/01/2013 to 12/31/2013	$24.37693	$41.11207	7,753
01/01/2014 to 12/31/2014	$41.11207	$46.87446	11,396
01/01/2015 to 12/31/2015	$46.87446	$42.09623	8,839
01/01/2016 to 12/31/2016	$42.09623	$57.38959	12,296
01/01/2017 to 12/31/2017	$57.38959	$73.10325	16,327
01/01/2018 to 12/31/2018	$73.10325	$52.91418	14,120
01/01/2019 to 12/31/2019	$52.91418	$77.30236	11,952
ProFund VP Utilities
04/02/2012 to 12/31/2012	$20.63320	$20.76000	709
01/01/2013 to 12/31/2013	$20.76000	$23.25338	2,097
01/01/2014 to 12/31/2014	$23.25338	$28.93576	4,169
01/01/2015 to 12/31/2015	$28.93576	$26.77163	6,568
01/01/2016 to 12/31/2016	$26.77163	$30.45421	7,048
01/01/2017 to 12/31/2017	$30.45421	$33.30799	12,617
01/01/2018 to 12/31/2018	$33.30799	$33.87253	12,110
01/01/2019 to 12/31/2019	$33.87253	$41.14240	10,669
PSF SP International Growth Portfolio
04/02/2012 to 12/31/2012	$12.68876	$13.08618	0
01/01/2013 to 12/31/2013	$13.08618	$15.37658	1,010
01/01/2014 to 12/31/2014	$15.37658	$14.33118	2,425
01/01/2015 to 12/31/2015	$14.33118	$14.64342	7,750
01/01/2016 to 12/31/2016	$14.64342	$13.95678	9,250
01/01/2017 to 12/31/2017	$13.95678	$18.73771	14,758
01/01/2018 to 12/31/2018	$18.73771	$16.14812	12,117
01/01/2019 to 12/31/2019	$16.14812	$21.13161	12,607

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.33492	$14.51315	2,608
01/01/2013 to 12/31/2013	$14.51315	$17.20660	8,258
01/01/2014 to 12/31/2014	$17.20660	$16.10722	8,215
01/01/2015 to 12/31/2015	$16.10722	$16.28747	16,325
01/01/2016 to 12/31/2016	$16.28747	$16.62467	18,816
01/01/2017 to 12/31/2017	$16.62467	$20.51913	22,283
01/01/2018 to 12/31/2018	$20.51913	$16.86256	22,634
01/01/2019 to 12/31/2019	$16.86256	$19.25268	21,150
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$22.97602	$22.75903	1,067
01/01/2013 to 12/31/2013	$22.75903	$31.54498	4,227
01/01/2014 to 12/31/2014	$31.54498	$32.45692	8,956
01/01/2015 to 12/31/2015	$32.45692	$32.60380	12,787
01/01/2016 to 12/31/2016	$32.60380	$32.47697	9,933
01/01/2017 to 12/31/2017	$32.47697	$43.32574	19,200
01/01/2018 to 12/31/2018	$43.32574	$43.04691	16,222
01/01/2019 to 12/31/2019	$43.04691	$58.46398	13,027
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.42163	$12.40656	33,251
01/01/2013 to 12/31/2013	$12.40656	$18.46392	39,312
01/01/2014 to 12/31/2014	$18.46392	$17.94595	38,746
01/01/2015 to 12/31/2015	$17.94595	$17.27216	17,126
01/01/2016 to 12/31/2016	$17.27216	$18.45765	9,012
01/01/2017 to 12/31/2017	$18.45765	$23.01516	10,818
01/01/2018 to 12/31/2018	$23.01516	$23.08441	9,366
01/01/2019 to 12/31/2019	$23.08441	$28.59471	6,632
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With No Optional Benefits OR With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO
Plus 2008 or EBP and HD GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 - Cliff M&E (1.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.94139	$14.87230	56,428
01/01/2011 to 12/31/2011	$14.87230	$15.08997	134,154
01/01/2012 to 12/31/2012	$15.08997	$17.00565	24,740
01/01/2013 to 12/31/2013	$17.00565	$18.47552	9,020
01/01/2014 to 12/31/2014	$18.47552	$18.67131	5,986
01/01/2015 to 12/31/2015	$18.67131	$18.46625	189
01/01/2016 to 12/31/2016	$18.46625	$19.87732	88
01/01/2017 to 12/31/2017	$19.87732	$20.57059	85
01/01/2018 to 12/31/2018	$20.57059	$20.18788	0
01/01/2019 to 12/31/2019	$20.18788	$22.41384	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.85925	$10.90077	35,419,588
01/01/2011 to 12/31/2011	$10.90077	$10.47850	27,867,684
01/01/2012 to 12/31/2012	$10.47850	$11.64781	31,632,710
01/01/2013 to 12/31/2013	$11.64781	$12.64942	31,978,989
01/01/2014 to 12/31/2014	$12.64942	$12.96831	30,105,387
01/01/2015 to 12/31/2015	$12.96831	$12.39404	27,204,327
01/01/2016 to 12/31/2016	$12.39404	$13.01490	27,765,333
01/01/2017 to 12/31/2017	$13.01490	$14.47014	19,723,388
01/01/2018 to 12/31/2018	$14.47014	$13.12592	13,828,125
01/01/2019 to 12/31/2019	$13.12592	$15.04289	12,192,482
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.98907	$11.21618	16,518,077
01/01/2011 to 12/31/2011	$11.21618	$11.08862	13,916,989
01/01/2012 to 12/31/2012	$11.08862	$12.44457	16,310,593
01/01/2013 to 12/31/2013	$12.44457	$14.32375	17,307,512
01/01/2014 to 12/31/2014	$14.32375	$15.00874	17,057,115
01/01/2015 to 12/31/2015	$15.00874	$14.94020	16,830,461
01/01/2016 to 12/31/2016	$14.94020	$15.80228	15,704,715
01/01/2017 to 12/31/2017	$15.80228	$18.24672	10,419,935
01/01/2018 to 12/31/2018	$18.24672	$16.95687	7,306,448
01/01/2019 to 12/31/2019	$16.95687	$20.40535	6,493,659
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.75526	$9.67632	16,850,087
01/01/2011 to 12/31/2011	$9.67632	$9.38195	14,386,818
01/01/2012 to 12/31/2012	$9.38195	$10.21712	15,668,930
01/01/2013 to 12/31/2013	$10.21712	$11.34450	14,696,813
01/01/2014 to 12/31/2014	$11.34450	$11.77847	13,705,628
01/01/2015 to 12/31/2015	$11.77847	$11.61193	14,023,720
01/01/2016 to 12/31/2016	$11.61193	$12.01920	11,611,404
01/01/2017 to 12/31/2017	$12.01920	$13.79607	4,254,855
01/01/2018 to 12/31/2018	$13.79607	$12.54621	1,347,379
01/01/2019 to 12/31/2019	$12.54621	$14.62538	1,199,874

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Emerging Markets Equity Portfolio
02/25/2013* to 12/31/2013	$9.99897	$10.13054	7,363
01/01/2014 to 12/31/2014	$10.13054	$9.69121	21,879
01/01/2015 to 12/31/2015	$9.69121	$8.08428	22,662
01/01/2016 to 12/31/2016	$8.08428	$9.05059	31,916
01/01/2017 to 12/31/2017	$9.05059	$12.06150	21,053
01/01/2018 to 12/31/2018	$12.06150	$9.65233	0
01/01/2019 to 12/31/2019	$9.65233	$11.22895	0
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99897	$11.66951	2,950
01/01/2014 to 12/31/2014	$11.66951	$13.04127	10,911
01/01/2015 to 12/31/2015	$13.04127	$13.10074	3,306
01/01/2016 to 12/31/2016	$13.10074	$14.32194	3,857
01/01/2017 to 12/31/2017	$14.32194	$17.27404	2,746
01/01/2018 to 12/31/2018	$17.27404	$15.66955	2,468
01/01/2019 to 12/31/2019	$15.66955	$18.96745	2,416
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.11138	$11.21452	36,140,128
01/01/2011 to 12/31/2011	$11.21452	$10.93987	30,390,625
01/01/2012 to 12/31/2012	$10.93987	$12.15075	33,353,854
01/01/2013 to 12/31/2013	$12.15075	$14.11641	32,580,994
01/01/2014 to 12/31/2014	$14.11641	$14.84909	31,331,321
01/01/2015 to 12/31/2015	$14.84909	$14.73338	29,948,118
01/01/2016 to 12/31/2016	$14.73338	$15.46597	26,777,168
01/01/2017 to 12/31/2017	$15.46597	$17.54964	11,971,014
01/01/2018 to 12/31/2018	$17.54964	$16.47404	6,763,435
01/01/2019 to 12/31/2019	$16.47404	$19.42698	6,063,678
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99897	$9.19198	574,642
01/01/2012 to 12/31/2012	$9.19198	$10.15678	990,484
01/01/2013 to 12/31/2013	$10.15678	$11.11845	1,435,345
01/01/2014 to 12/31/2014	$11.11845	$11.51696	1,600,090
01/01/2015 to 12/31/2015	$11.51696	$11.03179	1,507,755
01/01/2016 to 12/31/2016	$11.03179	$11.65237	1,392,663
01/01/2017 to 12/31/2017	$11.65237	$12.95843	874,969
01/01/2018 to 12/31/2018	$12.95843	$12.12015	533,512
01/01/2019 to 12/31/2019	$12.12015	$14.07766	459,158
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$14.36207	$14.73554	3,080,140
01/01/2011 to 12/31/2011	$14.73554	$14.87862	2,600,827
01/01/2012 to 12/31/2012	$14.87862	$15.38229	2,281,868
01/01/2013 to 12/31/2013	$15.38229	$14.85967	2,529,324
01/01/2014 to 12/31/2014	$14.85967	$14.65988	2,269,196
01/01/2015 to 12/31/2015	$14.65988	$14.54662	2,959,875
01/01/2016 to 12/31/2016	$14.54662	$14.60061	2,755,173
01/01/2017 to 12/31/2017	$14.60061	$14.66420	2,164,573
01/01/2018 to 12/31/2018	$14.66420	$14.58799	1,608,192
01/01/2019 to 12/31/2019	$14.58799	$15.07132	1,524,324

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$16.89565	$17.97216	15,065,751
01/01/2011 to 12/31/2011	$17.97216	$18.31185	11,688,146
01/01/2012 to 12/31/2012	$18.31185	$19.76836	12,996,719
01/01/2013 to 12/31/2013	$19.76836	$19.16265	12,953,608
01/01/2014 to 12/31/2014	$19.16265	$19.72373	11,489,506
01/01/2015 to 12/31/2015	$19.72373	$19.06666	10,043,635
01/01/2016 to 12/31/2016	$19.06666	$19.62484	8,307,758
01/01/2017 to 12/31/2017	$19.62484	$20.22542	3,612,636
01/01/2018 to 12/31/2018	$20.22542	$19.83946	1,412,410
01/01/2019 to 12/31/2019	$19.83946	$21.39875	1,257,739
AST Bond Portfolio 2019
04/02/2012* to 12/31/2012	$13.87095	$14.59957	222,691
01/01/2013 to 12/31/2013	$14.59957	$13.72060	147,757
01/01/2014 to 12/31/2014	$13.72060	$14.12688	187,196
01/01/2015 to 12/31/2015	$14.12688	$14.09965	288,318
01/01/2016 to 12/31/2016	$14.09965	$14.12512	258,632
01/01/2017 to 12/31/2017	$14.12512	$14.05475	163,121
01/01/2018 to 12/31/2018	$14.05475	$13.95663	717,226
01/01/2019 to 12/31/2019	$13.95663	$13.97531	0
AST Bond Portfolio 2020
04/02/2012* to 12/31/2012	$11.31385	$12.01042	0
01/01/2013 to 12/31/2013	$12.01042	$11.08750	739,602
01/01/2014 to 12/31/2014	$11.08750	$11.62327	602,399
01/01/2015 to 12/31/2015	$11.62327	$11.65331	817,097
01/01/2016 to 12/31/2016	$11.65331	$11.73306	684,470
01/01/2017 to 12/31/2017	$11.73306	$11.68935	310,563
01/01/2018 to 12/31/2018	$11.68935	$11.57585	454,923
01/01/2019 to 12/31/2019	$11.57585	$11.83091	1,033,553
AST Bond Portfolio 2021
04/02/2012* to 12/31/2012	$12.94298	$13.86865	311,791
01/01/2013 to 12/31/2013	$13.86865	$12.73650	140,538
01/01/2014 to 12/31/2014	$12.73650	$13.54336	882,588
01/01/2015 to 12/31/2015	$13.54336	$13.61261	1,420,656
01/01/2016 to 12/31/2016	$13.61261	$13.71612	1,217,110
01/01/2017 to 12/31/2017	$13.71612	$13.75908	623,006
01/01/2018 to 12/31/2018	$13.75908	$13.59545	713,673
01/01/2019 to 12/31/2019	$13.59545	$14.10581	300,709
AST Bond Portfolio 2022
04/02/2012* to 12/31/2012	$11.80248	$12.63426	234,837
01/01/2013 to 12/31/2013	$12.63426	$11.26040	181,943
01/01/2014 to 12/31/2014	$11.26040	$12.27262	129,009
01/01/2015 to 12/31/2015	$12.27262	$12.37326	1,147,591
01/01/2016 to 12/31/2016	$12.37326	$12.44202	1,342,030
01/01/2017 to 12/31/2017	$12.44202	$12.47973	757,764
01/01/2018 to 12/31/2018	$12.47973	$12.30473	562,316
01/01/2019 to 12/31/2019	$12.30473	$12.86677	431,014
AST Bond Portfolio 2023
04/02/2012* to 12/31/2012	$9.77839	$10.45734	52,629
01/01/2013 to 12/31/2013	$10.45734	$9.27349	740,173
01/01/2014 to 12/31/2014	$9.27349	$10.31328	247,551
01/01/2015 to 12/31/2015	$10.31328	$10.46013	26,704
01/01/2016 to 12/31/2016	$10.46013	$10.52694	498,764
01/01/2017 to 12/31/2017	$10.52694	$10.57193	336,755
01/01/2018 to 12/31/2018	$10.57193	$10.41169	442,203
01/01/2019 to 12/31/2019	$10.41169	$10.95073	596,812

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99931	$8.79859	305,910
01/01/2014 to 12/31/2014	$8.79859	$9.95645	623,668
01/01/2015 to 12/31/2015	$9.95645	$10.11125	55,198
01/01/2016 to 12/31/2016	$10.11125	$10.17539	15,311
01/01/2017 to 12/31/2017	$10.17539	$10.21754	1,735,541
01/01/2018 to 12/31/2018	$10.21754	$10.02422	2,187,414
01/01/2019 to 12/31/2019	$10.02422	$10.68645	383,266
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99931	$11.36619	203,374
01/01/2015 to 12/31/2015	$11.36619	$11.44834	1,813,881
01/01/2016 to 12/31/2016	$11.44834	$11.58495	305,322
01/01/2017 to 12/31/2017	$11.58495	$11.64979	214,433
01/01/2018 to 12/31/2018	$11.64979	$11.41881	2,455,411
01/01/2019 to 12/31/2019	$11.41881	$12.25906	588,821
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99931	$9.99350	353,621
01/01/2016 to 12/31/2016	$9.99350	$10.07371	1,911,227
01/01/2017 to 12/31/2017	$10.07371	$10.18901	2,175,981
01/01/2018 to 12/31/2018	$10.18901	$9.95629	1,794,592
01/01/2019 to 12/31/2019	$9.95629	$10.81787	3,309,970
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99863	$9.93455	1,756,042
01/01/2017 to 12/31/2017	$9.93455	$10.07409	1,836,042
01/01/2018 to 12/31/2018	$10.07409	$9.82229	3,594,947
01/01/2019 to 12/31/2019	$9.82229	$10.73606	1,663,040
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99862	$10.09258	159,021
01/01/2018 to 12/31/2018	$10.09258	$9.76087	1,570,061
01/01/2019 to 12/31/2019	$9.76087	$10.75592	498,951
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99862	$9.71630	225,524
01/01/2019 to 12/31/2019	$9.71630	$10.77471	985,758
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99931	$11.29707	588,984
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.68136	$10.83900	41,650,794
01/01/2011 to 12/31/2011	$10.83900	$10.44405	30,125,427
01/01/2012 to 12/31/2012	$10.44405	$11.72862	36,635,255
01/01/2013 to 12/31/2013	$11.72862	$14.20890	42,035,241
01/01/2014 to 12/31/2014	$14.20890	$15.01280	45,541,719
01/01/2015 to 12/31/2015	$15.01280	$14.90416	47,837,914
01/01/2016 to 12/31/2016	$14.90416	$15.72440	48,997,089
01/01/2017 to 12/31/2017	$15.72440	$18.30635	34,471,868
01/01/2018 to 12/31/2018	$18.30635	$16.95237	25,687,390
01/01/2019 to 12/31/2019	$16.95237	$20.46489	22,795,975
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99897	$11.70357	62,740
01/01/2014 to 12/31/2014	$11.70357	$13.13022	327,518
01/01/2015 to 12/31/2015	$13.13022	$12.50300	355,150
01/01/2016 to 12/31/2016	$12.50300	$14.18600	541,258
01/01/2017 to 12/31/2017	$14.18600	$16.58725	278,438
01/01/2018 to 12/31/2018	$16.58725	$15.59826	27,532
01/01/2019 to 12/31/2019	$15.59826	$20.18302	53,615

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.17120	$9.69895	703,230
01/01/2011 to 12/31/2011	$9.69895	$9.09525	496,999
01/01/2012 to 12/31/2012	$9.09525	$11.38884	678,965
01/01/2013 to 12/31/2013	$11.38884	$11.73545	726,338
01/01/2014 to 12/31/2014	$11.73545	$13.20235	640,841
01/01/2015 to 12/31/2015	$13.20235	$13.02570	568,244
01/01/2016 to 12/31/2016	$13.02570	$12.97825	475,697
01/01/2017 to 12/31/2017	$12.97825	$14.21165	156,191
01/01/2018 to 12/31/2018	$14.21165	$13.37220	4,326
01/01/2019 to 12/31/2019	$13.37220	$16.52300	8,582
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$22.27763	$28.31102	510,403
01/01/2011 to 12/31/2011	$28.31102	$29.80000	376,813
01/01/2012 to 12/31/2012	$29.80000	$33.94359	463,095
01/01/2013 to 12/31/2013	$33.94359	$34.56960	450,921
01/01/2014 to 12/31/2014	$34.56960	$44.69065	435,105
01/01/2015 to 12/31/2015	$44.69065	$46.26976	353,550
01/01/2016 to 12/31/2016	$46.26976	$47.89248	289,672
01/01/2017 to 12/31/2017	$47.89248	$50.24901	102,492
01/01/2018 to 12/31/2018	$50.24901	$47.25846	16,255
01/01/2019 to 12/31/2019	$47.25846	$61.23593	20,404
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$9.00261	$10.16699	18,069,778
01/01/2011 to 12/31/2011	$10.16699	$9.88915	14,621,843
01/01/2012 to 12/31/2012	$9.88915	$10.80402	16,149,940
01/01/2013 to 12/31/2013	$10.80402	$12.24383	16,127,379
01/01/2014 to 12/31/2014	$12.24383	$12.47175	15,527,345
01/01/2015 to 12/31/2015	$12.47175	$12.43787	14,523,258
01/01/2016 to 12/31/2016	$12.43787	$12.80516	12,920,927
01/01/2017 to 12/31/2017	$12.80516	$14.72840	7,825,300
01/01/2018 to 12/31/2018	$14.72840	$13.41693	4,957,459
01/01/2019 to 12/31/2019	$13.41693	$15.89912	4,422,714
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.27920	$10.22601	15,177,989
01/01/2011 to 12/31/2011	$10.22601	$10.04704	13,203,096
01/01/2012 to 12/31/2012	$10.04704	$10.92630	13,851,569
01/01/2013 to 12/31/2013	$10.92630	$11.84940	12,668,648
01/01/2014 to 12/31/2014	$11.84940	$12.17416	11,883,638
01/01/2015 to 12/31/2015	$12.17416	$11.91272	10,938,915
01/01/2016 to 12/31/2016	$11.91272	$12.38239	9,235,645
01/01/2017 to 12/31/2017	$12.38239	$13.73002	3,738,412
01/01/2018 to 12/31/2018	$13.73002	$12.60068	1,123,381
01/01/2019 to 12/31/2019	$12.60068	$14.43677	1,048,122
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$20.93996	$26.21322	766,856
01/01/2011 to 12/31/2011	$26.21322	$26.22299	545,711
01/01/2012 to 12/31/2012	$26.22299	$29.95781	718,499
01/01/2013 to 12/31/2013	$29.95781	$41.06546	746,802
01/01/2014 to 12/31/2014	$41.06546	$43.47126	743,211
01/01/2015 to 12/31/2015	$43.47126	$40.56930	684,069
01/01/2016 to 12/31/2016	$40.56930	$49.80330	546,860
01/01/2017 to 12/31/2017	$49.80330	$55.17672	237,517
01/01/2018 to 12/31/2018	$55.17672	$46.82061	26,946
01/01/2019 to 12/31/2019	$46.82061	$56.70139	41,150

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$11.37991	$11.24073	6,801,612
01/01/2011 to 12/31/2011	$11.24073	$11.10260	6,279,406
01/01/2012 to 12/31/2012	$11.10260	$10.96455	4,601,307
01/01/2013 to 12/31/2013	$10.96455	$10.82741	3,604,420
01/01/2014 to 12/31/2014	$10.82741	$10.69218	3,389,920
01/01/2015 to 12/31/2015	$10.69218	$10.55830	2,655,605
01/01/2016 to 12/31/2016	$10.55830	$10.42677	2,494,354
01/01/2017 to 12/31/2017	$10.42677	$10.33185	1,022,631
01/01/2018 to 12/31/2018	$10.33185	$10.33466	144,868
01/01/2019 to 12/31/2019	$10.33466	$10.37807	148,119
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$13.07033	$14.64939	1,948,092
01/01/2011 to 12/31/2011	$14.64939	$14.92552	1,565,537
01/01/2012 to 12/31/2012	$14.92552	$16.78369	1,557,475
01/01/2013 to 12/31/2013	$16.78369	$17.76394	1,226,395
01/01/2014 to 12/31/2014	$17.76394	$17.99056	960,460
01/01/2015 to 12/31/2015	$17.99056	$17.13258	809,699
01/01/2016 to 12/31/2016	$17.13258	$19.52373	656,440
01/01/2017 to 12/31/2017	$19.52373	$20.72087	176,162
01/01/2018 to 12/31/2018	$20.72087	$20.05410	14,849
01/01/2019 to 12/31/2019	$20.05410	$22.83334	34,532
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.22537	$9.19151	1,205,571
01/01/2011 to 12/31/2011	$9.19151	$8.69703	860,066
01/01/2012 to 12/31/2012	$8.69703	$10.03847	942,929
01/01/2013 to 12/31/2013	$10.03847	$13.86439	1,237,335
01/01/2014 to 12/31/2014	$13.86439	$15.57319	1,567,637
01/01/2015 to 12/31/2015	$15.57319	$14.17351	1,387,504
01/01/2016 to 12/31/2016	$14.17351	$16.78016	1,298,527
01/01/2017 to 12/31/2017	$16.78016	$19.75125	800,693
01/01/2018 to 12/31/2018	$19.75125	$16.74288	533,467
01/01/2019 to 12/31/2019	$16.74288	$21.41480	436,457
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$17.42988	$19.70725	1,459,929
01/01/2011 to 12/31/2011	$19.70725	$16.94594	915,042
01/01/2012 to 12/31/2012	$16.94594	$20.14210	876,174
01/01/2013 to 12/31/2013	$20.14210	$23.68076	1,198,831
01/01/2014 to 12/31/2014	$23.68076	$22.09277	1,223,949
01/01/2015 to 12/31/2015	$22.09277	$22.50344	1,809,004
01/01/2016 to 12/31/2016	$22.50344	$21.38304	1,669,710
01/01/2017 to 12/31/2017	$21.38304	$28.59708	1,151,308
01/01/2018 to 12/31/2018	$28.59708	$24.47340	940,815
01/01/2019 to 12/31/2019	$24.47340	$31.92804	749,416
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.20938	$9.00512	1,743,754
01/01/2011 to 12/31/2011	$9.00512	$7.77667	1,310,153
01/01/2012 to 12/31/2012	$7.77667	$8.95999	1,443,923
01/01/2013 to 12/31/2013	$8.95999	$10.57050	1,466,476
01/01/2014 to 12/31/2014	$10.57050	$9.73859	1,498,945
01/01/2015 to 12/31/2015	$9.73859	$9.69538	1,451,464
01/01/2016 to 12/31/2016	$9.69538	$9.62992	1,266,768
01/01/2017 to 12/31/2017	$9.62992	$11.67931	743,142
01/01/2018 to 12/31/2018	$11.67931	$9.67159	401,883
01/01/2019 to 12/31/2019	$9.67159	$11.46299	344,369

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
04/02/2012* to 12/31/2012	$14.62220	$15.54318	18,722,997
01/01/2013 to 12/31/2013	$15.54318	$14.86052	3,261,342
01/01/2014 to 12/31/2014	$14.86052	$15.66228	3,199,098
01/01/2015 to 12/31/2015	$15.66228	$15.64792	10,742,618
01/01/2016 to 12/31/2016	$15.64792	$16.10236	9,200,175
01/01/2017 to 12/31/2017	$16.10236	$16.58733	629,499
01/01/2018 to 12/31/2018	$16.58733	$16.33514	632
01/01/2019 to 12/31/2019	$16.33514	$17.94255	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.72581	$9.80730	11,413,961
01/01/2011 to 12/31/2011	$9.80730	$9.62975	9,459,319
01/01/2012 to 12/31/2012	$9.62975	$10.80102	10,990,212
01/01/2013 to 12/31/2013	$10.80102	$12.40264	11,236,583
01/01/2014 to 12/31/2014	$12.40264	$13.02705	10,578,434
01/01/2015 to 12/31/2015	$13.02705	$12.72948	9,621,923
01/01/2016 to 12/31/2016	$12.72948	$13.22643	8,263,097
01/01/2017 to 12/31/2017	$13.22643	$15.27624	3,082,615
01/01/2018 to 12/31/2018	$15.27624	$13.97229	921,908
01/01/2019 to 12/31/2019	$13.97229	$16.47850	889,040
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$9.19814	$9.73440	2,492,453
01/01/2011 to 12/31/2011	$9.73440	$8.73333	1,670,674
01/01/2012 to 12/31/2012	$8.73333	$10.51351	1,947,918
01/01/2013 to 12/31/2013	$10.51351	$11.97688	2,070,280
01/01/2014 to 12/31/2014	$11.97688	$11.07433	2,030,830
01/01/2015 to 12/31/2015	$11.07433	$10.63026	1,995,091
01/01/2016 to 12/31/2016	$10.63026	$10.70044	1,569,675
01/01/2017 to 12/31/2017	$10.70044	$13.69826	592,230
01/01/2018 to 12/31/2018	$13.69826	$11.16328	110,811
01/01/2019 to 12/31/2019	$11.16328	$14.02470	122,965
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.92765	$11.58089	12,820,574
01/01/2011 to 12/31/2011	$11.58089	$11.46300	10,703,645
01/01/2012 to 12/31/2012	$11.46300	$12.53303	11,456,895
01/01/2013 to 12/31/2013	$12.53303	$13.74178	10,732,965
01/01/2014 to 12/31/2014	$13.74178	$14.30941	9,639,995
01/01/2015 to 12/31/2015	$14.30941	$14.10480	8,937,607
01/01/2016 to 12/31/2016	$14.10480	$14.46350	6,742,054
01/01/2017 to 12/31/2017	$14.46350	$16.01742	2,513,783
01/01/2018 to 12/31/2018	$16.01742	$15.00536	2,188,608
01/01/2019 to 12/31/2019	$15.00536	$16.98248	1,967,408
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29609	$11.31804	127,021
01/01/2011 to 12/31/2011	$11.31804	$11.25075	177,346
01/01/2012 to 12/31/2012	$11.25075	$12.79721	291,710
01/01/2013 to 12/31/2013	$12.79721	$17.24913	337,499
01/01/2014 to 12/31/2014	$17.24913	$18.65242	400,956
01/01/2015 to 12/31/2015	$18.65242	$20.37807	557,339
01/01/2016 to 12/31/2016	$20.37807	$19.82913	382,558
01/01/2017 to 12/31/2017	$19.82913	$26.59797	154,689
01/01/2018 to 12/31/2018	$26.59797	$25.84054	7,906
01/01/2019 to 12/31/2019	$25.84054	$33.83703	13,243

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.73979	$10.33521	4,594,031
01/01/2011 to 12/31/2011	$10.33521	$10.11300	3,055,225
01/01/2012 to 12/31/2012	$10.11300	$11.21151	2,844,826
01/01/2013 to 12/31/2013	$11.21151	$15.12481	3,397,998
01/01/2014 to 12/31/2014	$15.12481	$16.51741	3,969,455
01/01/2015 to 12/31/2015	$16.51741	$17.95377	4,884,346
01/01/2016 to 12/31/2016	$17.95377	$18.71837	4,437,947
01/01/2017 to 12/31/2017	$18.71837	$24.58304	2,915,572
01/01/2018 to 12/31/2018	$24.58304	$23.62171	2,033,404
01/01/2019 to 12/31/2019	$23.62171	$30.70474	1,688,147
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.09912	$14.49377	1,434,007
01/01/2011 to 12/31/2011	$14.49377	$13.86447	1,104,093
01/01/2012 to 12/31/2012	$13.86447	$16.85055	1,340,014
01/01/2013 to 12/31/2013	$16.85055	$21.23822	1,588,995
01/01/2014 to 12/31/2014	$21.23822	$21.73416	1,725,316
01/01/2015 to 12/31/2015	$21.73416	$21.14802	1,698,436
01/01/2016 to 12/31/2016	$21.14802	$22.36943	1,378,102
01/01/2017 to 12/31/2017	$22.36943	$27.35691	732,415
01/01/2018 to 12/31/2018	$27.35691	$24.43269	177,806
01/01/2019 to 12/31/2019	$24.43269	$31.35512	257,831
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99897	$10.35217	1,899,490
01/01/2013 to 12/31/2013	$10.35217	$12.15630	2,026,276
01/01/2014 to 12/31/2014	$12.15630	$12.62130	1,937,576
01/01/2015 to 12/31/2015	$12.62130	$12.30879	1,762,413
01/01/2016 to 12/31/2016	$12.30879	$12.68055	1,505,488
01/01/2017 to 12/31/2017	$12.68055	$14.58772	711,242
01/01/2018 to 12/31/2018	$14.58772	$13.21249	377,765
01/01/2019 to 12/31/2019	$13.21249	$16.01732	346,067
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$7.02527	$7.82440	2,119,460
01/01/2011 to 12/31/2011	$7.82440	$7.68074	1,429,953
01/01/2012 to 12/31/2012	$7.68074	$8.88044	1,486,414
01/01/2013 to 12/31/2013	$8.88044	$11.98833	1,613,878
01/01/2014 to 12/31/2014	$11.98833	$12.86958	1,604,312
01/01/2015 to 12/31/2015	$12.86958	$13.62744	1,586,674
01/01/2016 to 12/31/2016	$13.62744	$13.71463	1,347,267
01/01/2017 to 12/31/2017	$13.71463	$17.70257	546,725
01/01/2018 to 12/31/2018	$17.70257	$17.85599	265,860
01/01/2019 to 12/31/2019	$17.85599	$24.29437	220,267
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99897	$10.21219	14,203
01/01/2013 to 12/31/2013	$10.21219	$13.56411	157,910
01/01/2014 to 12/31/2014	$13.56411	$14.76305	253,800
01/01/2015 to 12/31/2015	$14.76305	$14.47308	289,780
01/01/2016 to 12/31/2016	$14.47308	$16.21413	496,871
01/01/2017 to 12/31/2017	$16.21413	$18.78837	237,701
01/01/2018 to 12/31/2018	$18.78837	$16.66918	14,307
01/01/2019 to 12/31/2019	$16.66918	$21.29170	24,206

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$5.15735	$6.10255	4,701,456
01/01/2011 to 12/31/2011	$6.10255	$5.84698	2,984,433
01/01/2012 to 12/31/2012	$5.84698	$6.90632	3,543,005
01/01/2013 to 12/31/2013	$6.90632	$9.01538	3,803,084
01/01/2014 to 12/31/2014	$9.01538	$9.92893	3,451,022
01/01/2015 to 12/31/2015	$9.92893	$9.24737	6,436,836
01/01/2016 to 12/31/2016	$9.24737	$9.28214	5,274,776
01/01/2017 to 12/31/2017	$9.28214	$11.64970	2,592,776
01/01/2018 to 12/31/2018	$11.64970	$11.00303	962,597
01/01/2019 to 12/31/2019	$11.00303	$14.14202	1,042,762
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.36419	$19.94676	1,067,139
01/01/2011 to 12/31/2011	$19.94676	$19.20836	718,917
01/01/2012 to 12/31/2012	$19.20836	$22.21690	726,117
01/01/2013 to 12/31/2013	$22.21690	$31.15543	958,640
01/01/2014 to 12/31/2014	$31.15543	$35.15028	927,072
01/01/2015 to 12/31/2015	$35.15028	$32.75433	1,007,427
01/01/2016 to 12/31/2016	$32.75433	$38.24212	862,297
01/01/2017 to 12/31/2017	$38.24212	$42.97271	424,301
01/01/2018 to 12/31/2018	$42.97271	$35.45530	232,320
01/01/2019 to 12/31/2019	$35.45530	$42.36995	212,870
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.18257	$11.08723	2,970,397
01/01/2011 to 12/31/2011	$11.08723	$8.72934	2,098,763
01/01/2012 to 12/31/2012	$8.72934	$10.16573	2,548,478
01/01/2013 to 12/31/2013	$10.16573	$10.06103	2,789,183
01/01/2014 to 12/31/2014	$10.06103	$9.46996	2,532,733
01/01/2015 to 12/31/2015	$9.46996	$7.78738	2,292,732
01/01/2016 to 12/31/2016	$7.78738	$8.64079	1,901,996
01/01/2017 to 12/31/2017	$8.64079	$10.78378	658,630
01/01/2018 to 12/31/2018	$10.78378	$9.15245	36,212
01/01/2019 to 12/31/2019	$9.15245	$10.24450	55,804
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.83022	$11.82552	21,296,028
01/01/2011 to 12/31/2011	$11.82552	$11.79419	20,978,607
01/01/2012 to 12/31/2012	$11.79419	$12.85490	21,413,601
01/01/2013 to 12/31/2013	$12.85490	$13.86364	19,382,539
01/01/2014 to 12/31/2014	$13.86364	$14.48096	18,214,833
01/01/2015 to 12/31/2015	$14.48096	$14.32044	17,690,793
01/01/2016 to 12/31/2016	$14.32044	$14.92312	16,724,690
01/01/2017 to 12/31/2017	$14.92312	$16.22989	11,323,152
01/01/2018 to 12/31/2018	$16.22989	$15.57088	8,557,066
01/01/2019 to 12/31/2019	$15.57088	$17.64268	7,605,246
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01889	$10.07773	86,299
01/01/2012 to 12/31/2012	$10.07773	$10.65914	270,512
01/01/2013 to 12/31/2013	$10.65914	$10.28245	380,485
01/01/2014 to 12/31/2014	$10.28245	$10.76936	613,579
01/01/2015 to 12/31/2015	$10.76936	$10.60631	746,219
01/01/2016 to 12/31/2016	$10.60631	$10.91484	897,173
01/01/2017 to 12/31/2017	$10.91484	$11.38997	348,420
01/01/2018 to 12/31/2018	$11.38997	$11.15542	14,689
01/01/2019 to 12/31/2019	$11.15542	$12.09053	38,101

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.42618	$9.90347	28,197,221
01/01/2011 to 12/31/2011	$9.90347	$9.17197	19,004,621
01/01/2012 to 12/31/2012	$9.17197	$10.22745	23,045,803
01/01/2013 to 12/31/2013	$10.22745	$11.81922	24,763,025
01/01/2014 to 12/31/2014	$11.81922	$12.74497	25,431,636
01/01/2015 to 12/31/2015	$12.74497	$12.50863	43,430,970
01/01/2016 to 12/31/2016	$12.50863	$13.59946	37,201,962
01/01/2017 to 12/31/2017	$13.59946	$15.59162	27,287,887
01/01/2018 to 12/31/2018	$15.59162	$14.22637	11,863,477
01/01/2019 to 12/31/2019	$14.22637	$16.74287	10,925,852
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99897	$11.70922	507
01/01/2014 to 12/31/2014	$11.70922	$13.32533	7,189
01/01/2015 to 12/31/2015	$13.32533	$13.36189	5,348
01/01/2016 to 12/31/2016	$13.36189	$14.62758	5,091
01/01/2017 to 12/31/2017	$14.62758	$17.53815	3,295
01/01/2018 to 12/31/2018	$17.53815	$16.07930	280
01/01/2019 to 12/31/2019	$16.07930	$19.87784	1,480
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.50513	$8.52660	777,947
01/01/2011 to 12/31/2011	$8.52660	$8.71128	677,195
01/01/2012 to 12/31/2012	$8.71128	$10.21990	816,572
01/01/2013 to 12/31/2013	$10.21990	$13.36481	820,238
01/01/2014 to 12/31/2014	$13.36481	$15.46948	1,195,358
01/01/2015 to 12/31/2015	$15.46948	$15.74651	1,097,695
01/01/2016 to 12/31/2016	$15.74651	$17.85859	1,117,815
01/01/2017 to 12/31/2017	$17.85859	$21.56004	404,275
01/01/2018 to 12/31/2018	$21.56004	$19.53985	93,464
01/01/2019 to 12/31/2019	$19.53985	$24.01636	136,800
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99897	$8.92425	66,424
01/01/2012 to 12/31/2012	$8.92425	$9.97209	290,810
01/01/2013 to 12/31/2013	$9.97209	$12.05304	2,668,831
01/01/2014 to 12/31/2014	$12.05304	$12.67618	3,053,418
01/01/2015 to 12/31/2015	$12.67618	$12.53662	3,408,448
01/01/2016 to 12/31/2016	$12.53662	$13.16279	2,882,289
01/01/2017 to 12/31/2017	$13.16279	$15.36311	967,531
01/01/2018 to 12/31/2018	$15.36311	$14.17987	254,221
01/01/2019 to 12/31/2019	$14.17987	$16.97187	225,792
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.68711	$12.67921	1,500,026
01/01/2011 to 12/31/2011	$12.67921	$10.87912	1,440,412
01/01/2012 to 12/31/2012	$10.87912	$12.89951	1,624,583
01/01/2013 to 12/31/2013	$12.89951	$17.93697	1,692,703
01/01/2014 to 12/31/2014	$17.93697	$18.58790	1,505,947
01/01/2015 to 12/31/2015	$18.58790	$18.60051	1,635,150
01/01/2016 to 12/31/2016	$18.60051	$19.78268	1,367,144
01/01/2017 to 12/31/2017	$19.78268	$24.94557	719,098
01/01/2018 to 12/31/2018	$24.94557	$21.96112	451,474
01/01/2019 to 12/31/2019	$21.96112	$29.59852	361,280

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.98273	$21.53069	527,269
01/01/2011 to 12/31/2011	$21.53069	$21.05360	412,276
01/01/2012 to 12/31/2012	$21.05360	$23.32164	475,113
01/01/2013 to 12/31/2013	$23.32164	$31.13069	525,441
01/01/2014 to 12/31/2014	$31.13069	$31.91570	468,074
01/01/2015 to 12/31/2015	$31.91570	$31.76441	489,692
01/01/2016 to 12/31/2016	$31.76441	$35.15627	405,652
01/01/2017 to 12/31/2017	$35.15627	$43.02099	166,549
01/01/2018 to 12/31/2018	$43.02099	$38.91033	54,870
01/01/2019 to 12/31/2019	$38.91033	$49.99746	53,000
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.84959	$20.96423	983,045
01/01/2011 to 12/31/2011	$20.96423	$19.46513	633,878
01/01/2012 to 12/31/2012	$19.46513	$22.71231	589,246
01/01/2013 to 12/31/2013	$22.71231	$30.81692	725,986
01/01/2014 to 12/31/2014	$30.81692	$32.03491	663,097
01/01/2015 to 12/31/2015	$32.03491	$30.27101	807,371
01/01/2016 to 12/31/2016	$30.27101	$38.62318	678,624
01/01/2017 to 12/31/2017	$38.62318	$40.94386	485,568
01/01/2018 to 12/31/2018	$40.94386	$33.52597	369,837
01/01/2019 to 12/31/2019	$33.52597	$40.38358	320,925
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.30949	$13.55780	19,352,932
01/01/2011 to 12/31/2011	$13.55780	$13.65409	16,991,612
01/01/2012 to 12/31/2012	$13.65409	$15.30303	19,880,313
01/01/2013 to 12/31/2013	$15.30303	$17.65564	20,439,261
01/01/2014 to 12/31/2014	$17.65564	$18.46013	20,317,384
01/01/2015 to 12/31/2015	$18.46013	$18.23706	23,929,469
01/01/2016 to 12/31/2016	$18.23706	$19.36814	20,786,796
01/01/2017 to 12/31/2017	$19.36814	$22.07348	9,944,475
01/01/2018 to 12/31/2018	$22.07348	$20.63512	5,517,928
01/01/2019 to 12/31/2019	$20.63512	$24.62466	5,137,075
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$7.05790	$8.07160	5,578,264
01/01/2011 to 12/31/2011	$8.07160	$7.83574	3,909,559
01/01/2012 to 12/31/2012	$7.83574	$9.09813	4,988,062
01/01/2013 to 12/31/2013	$9.09813	$12.93998	5,503,342
01/01/2014 to 12/31/2014	$12.93998	$13.84458	5,405,579
01/01/2015 to 12/31/2015	$13.84458	$14.98171	5,326,817
01/01/2016 to 12/31/2016	$14.98171	$15.19407	4,117,374
01/01/2017 to 12/31/2017	$15.19407	$20.68919	1,930,387
01/01/2018 to 12/31/2018	$20.68919	$21.21915	666,404
01/01/2019 to 12/31/2019	$21.21915	$26.86919	584,975
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.48526	$11.64254	1,078,324
01/01/2011 to 12/31/2011	$11.64254	$11.44064	864,374
01/01/2012 to 12/31/2012	$11.44064	$12.81153	1,095,404
01/01/2013 to 12/31/2013	$12.81153	$17.03245	1,093,521
01/01/2014 to 12/31/2014	$17.03245	$17.08165	968,257
01/01/2015 to 12/31/2015	$17.08165	$15.84532	729,571
01/01/2016 to 12/31/2016	$15.84532	$16.60655	543,227
01/01/2017 to 12/31/2017	$16.60655	$19.11409	255,516
01/01/2018 to 12/31/2018	$19.11409	$17.04119	90,181
01/01/2019 to 12/31/2019	$17.04119	$21.19847	2,310,146

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$26.71952	$31.78243	1,431,376
01/01/2011 to 12/31/2011	$31.78243	$26.70354	1,050,814
01/01/2012 to 12/31/2012	$26.70354	$27.32320	1,265,297
01/01/2013 to 12/31/2013	$27.32320	$31.13174	1,137,103
01/01/2014 to 12/31/2014	$31.13174	$28.17234	1,041,403
01/01/2015 to 12/31/2015	$28.17234	$22.46406	891,885
01/01/2016 to 12/31/2016	$22.46406	$27.64432	770,893
01/01/2017 to 12/31/2017	$27.64432	$30.11330	295,190
01/01/2018 to 12/31/2018	$30.11330	$24.78294	14,656
01/01/2019 to 12/31/2019	$24.78294	$28.60079	22,634
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$16.83808	$17.58272	1,391,312
01/01/2011 to 12/31/2011	$17.58272	$18.07926	1,078,586
01/01/2012 to 12/31/2012	$18.07926	$18.78601	1,116,940
01/01/2013 to 12/31/2013	$18.78601	$17.85488	1,226,981
01/01/2014 to 12/31/2014	$17.85488	$17.72987	1,116,770
01/01/2015 to 12/31/2015	$17.72987	$16.69977	1,349,327
01/01/2016 to 12/31/2016	$16.69977	$17.21009	1,112,460
01/01/2017 to 12/31/2017	$17.21009	$17.34235	817,947
01/01/2018 to 12/31/2018	$17.34235	$17.46681	507,791
01/01/2019 to 12/31/2019	$17.46681	$17.52512	535,719
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.61590	$14.17880	743,476
01/01/2011 to 12/31/2011	$14.17880	$13.51859	516,116
01/01/2012 to 12/31/2012	$13.51859	$15.80720	587,711
01/01/2013 to 12/31/2013	$15.80720	$20.66957	561,570
01/01/2014 to 12/31/2014	$20.66957	$23.46661	523,357
01/01/2015 to 12/31/2015	$23.46661	$21.64185	445,783
01/01/2016 to 12/31/2016	$21.64185	$24.36300	327,800
01/01/2017 to 12/31/2017	$24.36300	$28.51751	143,578
01/01/2018 to 12/31/2018	$28.51751	$23.50569	44,515
01/01/2019 to 12/31/2019	$23.50569	$27.65588	47,545
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.92717	$10.10586	2,581,966
01/01/2011 to 12/31/2011	$10.10586	$9.63485	2,323,329
01/01/2012 to 12/31/2012	$9.63485	$10.56165	2,476,015
01/01/2013 to 12/31/2013	$10.56165	$12.56800	3,362,021
01/01/2014 to 12/31/2014	$12.56800	$13.09409	4,086,066
01/01/2015 to 12/31/2015	$13.09409	$12.84866	3,929,360
01/01/2016 to 12/31/2016	$12.84866	$13.51618	3,644,131
01/01/2017 to 12/31/2017	$13.51618	$15.16203	1,898,308
01/01/2018 to 12/31/2018	$15.16203	$14.22339	940,266
01/01/2019 to 12/31/2019	$14.22339	$16.93251	989,777
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.30233	$10.96693	3,801,379
01/01/2011 to 12/31/2011	$10.96693	$11.48243	3,277,047
01/01/2012 to 12/31/2012	$11.48243	$12.22911	3,417,319
01/01/2013 to 12/31/2013	$12.22911	$11.89594	3,858,415
01/01/2014 to 12/31/2014	$11.89594	$12.59274	4,617,743
01/01/2015 to 12/31/2015	$12.59274	$12.58918	5,018,180
01/01/2016 to 12/31/2016	$12.58918	$13.07237	4,532,751
01/01/2017 to 12/31/2017	$13.07237	$13.72359	2,474,596
01/01/2018 to 12/31/2018	$13.72359	$13.24430	1,466,165
01/01/2019 to 12/31/2019	$13.24430	$14.68764	1,527,900

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Emerging Markets Debt Portfolio
08/20/2012* to 12/31/2012	$9.99897	$10.40126	13,099
01/01/2013 to 12/31/2013	$10.40126	$9.43577	17,245
01/01/2014 to 12/31/2014	$9.43577	$9.44400	23,236
01/01/2015 to 12/31/2015	$9.44400	$9.03837	19,335
01/01/2016 to 12/31/2016	$9.03837	$9.87226	6,532
01/01/2017 to 12/31/2017	$9.87226	$10.65588	4,629
01/01/2018 to 12/31/2018	$10.65588	$9.82043	0
01/01/2019 to 12/31/2019	$9.82043	$11.13772	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99309	$9.14679	47,399
01/01/2012 to 12/31/2012	$9.14679	$10.72349	40,329
01/01/2013 to 12/31/2013	$10.72349	$13.87602	47,261
01/01/2014 to 12/31/2014	$13.87602	$15.46033	44,532
01/01/2015 to 12/31/2015	$15.46033	$15.58259	35,994
01/01/2016 to 12/31/2016	$15.58259	$17.66778	34,776
01/01/2017 to 12/31/2017	$17.66778	$18.94354	18,108
01/01/2018 to 12/31/2018	$18.94354	$17.28871	6,513
01/01/2019 to 12/31/2019	$17.28871	$21.35648	9,311
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$12.35929	$12.85089	74,735
01/01/2011 to 12/31/2011	$12.85089	$13.19181	67,482
01/01/2012 to 12/31/2012	$13.19181	$15.74887	46,919
01/01/2013 to 12/31/2013	$15.74887	$21.85722	41,655
01/01/2014 to 12/31/2014	$21.85722	$25.82944	44,574
01/01/2015 to 12/31/2015	$25.82944	$26.31342	27,424
01/01/2016 to 12/31/2016	$26.31342	$23.00717	12,088
01/01/2017 to 12/31/2017	$23.00717	$26.31627	6,388
01/01/2018 to 12/31/2018	$26.31627	$26.22054	1,737
01/01/2019 to 12/31/2019	$26.22054	$34.30910	3,304
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05003	$9.79288	22,049
01/01/2013 to 12/31/2013	$9.79288	$13.25001	24,453
01/01/2014 to 12/31/2014	$13.25001	$14.13596	25,473
01/01/2015 to 12/31/2015	$14.13596	$14.12759	10,892
01/01/2016 to 12/31/2016	$14.12759	$14.05687	6,986
01/01/2017 to 12/31/2017	$14.05687	$17.00395	11,300
01/01/2018 to 12/31/2018	$17.00395	$15.85273	3,172
01/01/2019 to 12/31/2019	$15.85273	$21.03034	6,037
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$3.31069	$3.96587	298,028
01/01/2011 to 12/31/2011	$3.96587	$3.71853	145,369
01/01/2012 to 12/31/2012	$3.71853	$4.08609	133,777
01/01/2013 to 12/31/2013	$4.08609	$5.04966	113,570
01/01/2014 to 12/31/2014	$5.04966	$5.53758	109,125
01/01/2015 to 12/31/2015	$5.53758	$5.84090	88,782
01/01/2016 to 12/31/2016	$5.84090	$5.72442	39,348
01/01/2017 to 12/31/2017	$5.72442	$7.63920	25,879
01/01/2018 to 12/31/2018	$7.63920	$7.50895	419
01/01/2019 to 12/31/2019	$7.50895	$10.07561	389
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12657	$9.74546	44,722
01/01/2017 to 12/31/2017	$9.74546	$13.57898	24,030
01/01/2018 to 12/31/2018	$13.57898	$11.03382	7,921
01/01/2019 to 12/31/2019	$11.03382	$13.35650	19,552

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$21.76916	$24.48673	124,035
01/01/2011 to 12/31/2011	$24.48673	$17.65300	40,910
01/01/2012 to 12/31/2012	$17.65300	$20.12986	35,115
01/01/2013 to 12/31/2013	$20.12986	$22.85448	23,327
01/01/2014 to 12/31/2014	$22.85448	$22.21478	7,118
01/01/2015 to 12/31/2015	$22.21478	$19.87955	885
01/01/2016 to 12/31/2016	$19.87955	$19.75736	184
01/01/2017 to 12/31/2017	$19.75736	$25.92591	95
01/01/2018 to 12/31/2018	$25.92591	$20.83953	85
01/01/2019 to 12/31/2019	$20.83953	$25.99257	76
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.84440	$5.18261	19,494
01/01/2011 to 12/31/2011	$5.18261	$3.74877	9,774
01/01/2012 to 12/31/2012	$3.74877	$4.93844	12,044
01/01/2013 to 12/31/2013	$4.93844	$6.50828	8,941
01/01/2014 to 12/31/2014	$6.50828	$7.09384	1,524
01/01/2015 to 12/31/2015	$7.09384	$6.97492	883
01/01/2016 to 12/31/2016	$6.97492	$8.48783	550
01/01/2017 to 12/31/2017	$8.48783	$9.88397	1,025
01/01/2018 to 12/31/2018	$9.88397	$8.01304	546
01/01/2019 to 12/31/2019	$8.01304	$10.79535	71
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$13.73717	$17.59392	122,575
01/01/2011 to 12/31/2011	$17.59392	$14.56815	39,084
01/01/2012 to 12/31/2012	$14.56815	$15.60649	25,470
01/01/2013 to 12/31/2013	$15.60649	$18.25222	18,333
01/01/2014 to 12/31/2014	$18.25222	$18.32808	10,506
01/01/2015 to 12/31/2015	$18.32808	$15.57917	4,880
01/01/2016 to 12/31/2016	$15.57917	$18.22975	6,612
01/01/2017 to 12/31/2017	$18.22975	$22.13539	6,449
01/01/2018 to 12/31/2018	$22.13539	$17.99752	65
01/01/2019 to 12/31/2019	$17.99752	$20.92165	173
ProFund VP Bear
01/01/2010 to 12/31/2010	$7.90974	$6.42071	145,694
01/01/2011 to 12/31/2011	$6.42071	$5.77728	65,795
01/01/2012 to 12/31/2012	$5.77728	$4.75806	52,785
01/01/2013 to 12/31/2013	$4.75806	$3.45105	30,178
01/01/2014 to 12/31/2014	$3.45105	$2.92237	27,169
01/01/2015 to 12/31/2015	$2.92237	$2.74375	23,864
01/01/2016 to 12/31/2016	$2.74375	$2.35583	18,385
01/01/2017 to 12/31/2017	$2.35583	$1.90852	23,074
01/01/2018 to 12/31/2018	$1.90852	$1.96091	20,662
01/01/2019 to 12/31/2019	$1.96091	$1.49212	17,784
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$8.67153	$8.99997	38,083
01/01/2011 to 12/31/2011	$8.99997	$9.47067	22,275
01/01/2012 to 12/31/2012	$9.47067	$13.15895	20,018
01/01/2013 to 12/31/2013	$13.15895	$21.88528	24,007
01/01/2014 to 12/31/2014	$21.88528	$28.03628	17,515
01/01/2015 to 12/31/2015	$28.03628	$28.59963	1,542
01/01/2016 to 12/31/2016	$28.59963	$23.87149	0
01/01/2017 to 12/31/2017	$23.87149	$28.88803	0
01/01/2018 to 12/31/2018	$28.88803	$26.59994	0
01/01/2019 to 12/31/2019	$26.59994	$30.59020	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.36966	$10.41636	358,651
01/01/2011 to 12/31/2011	$10.41636	$10.28653	252,508
01/01/2012 to 12/31/2012	$10.28653	$11.56838	116,185
01/01/2013 to 12/31/2013	$11.56838	$14.82303	73,816
01/01/2014 to 12/31/2014	$14.82303	$16.31649	72,219
01/01/2015 to 12/31/2015	$16.31649	$16.03881	47,922
01/01/2016 to 12/31/2016	$16.03881	$17.36891	7,441
01/01/2017 to 12/31/2017	$17.36891	$20.47012	2,873
01/01/2018 to 12/31/2018	$20.47012	$18.97035	12,168
01/01/2019 to 12/31/2019	$18.97035	$24.14360	2,263
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$10.58042	$12.26215	26,562
01/01/2011 to 12/31/2011	$12.26215	$12.95019	25,754
01/01/2012 to 12/31/2012	$12.95019	$14.17664	13,002
01/01/2013 to 12/31/2013	$14.17664	$17.98266	15,729
01/01/2014 to 12/31/2014	$17.98266	$19.57406	5,871
01/01/2015 to 12/31/2015	$19.57406	$20.13414	2,969
01/01/2016 to 12/31/2016	$20.13414	$20.58761	1,008
01/01/2017 to 12/31/2017	$20.58761	$23.39175	1,023
01/01/2018 to 12/31/2018	$23.39175	$19.67879	818
01/01/2019 to 12/31/2019	$19.67879	$24.59460	660
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$7.98124	$9.56730	28,520
01/01/2011 to 12/31/2011	$9.56730	$9.96740	21,528
01/01/2012 to 12/31/2012	$9.96740	$12.01775	16,814
01/01/2013 to 12/31/2013	$12.01775	$16.59904	9,044
01/01/2014 to 12/31/2014	$16.59904	$18.43411	2,640
01/01/2015 to 12/31/2015	$18.43411	$19.05740	3,852
01/01/2016 to 12/31/2016	$19.05740	$19.60742	22
01/01/2017 to 12/31/2017	$19.60742	$22.91942	524
01/01/2018 to 12/31/2018	$22.91942	$22.77068	256
01/01/2019 to 12/31/2019	$22.77068	$28.02646	101
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$7.99780	$8.10586	272,463
01/01/2011 to 12/31/2011	$8.10586	$7.29348	52,358
01/01/2012 to 12/31/2012	$7.29348	$8.39741	55,477
01/01/2013 to 12/31/2013	$8.39741	$10.08662	46,769
01/01/2014 to 12/31/2014	$10.08662	$9.09933	7,134
01/01/2015 to 12/31/2015	$9.09933	$8.00810	2,571
01/01/2016 to 12/31/2016	$8.00810	$8.52583	1,865
01/01/2017 to 12/31/2017	$8.52583	$10.07925	1,572
01/01/2018 to 12/31/2018	$10.07925	$8.54634	1,322
01/01/2019 to 12/31/2019	$8.54634	$9.94073	1,335
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.67630	$6.21807	44,908
01/01/2011 to 12/31/2011	$6.21807	$5.29116	23,822
01/01/2012 to 12/31/2012	$5.29116	$6.51696	22,703
01/01/2013 to 12/31/2013	$6.51696	$8.49987	46,043
01/01/2014 to 12/31/2014	$8.49987	$9.47790	8,474
01/01/2015 to 12/31/2015	$9.47790	$9.21963	4,163
01/01/2016 to 12/31/2016	$9.21963	$10.49949	2,577
01/01/2017 to 12/31/2017	$10.49949	$12.25459	1,992
01/01/2018 to 12/31/2018	$12.25459	$10.83857	1,722
01/01/2019 to 12/31/2019	$10.83857	$13.94295	2,118

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2010 to 12/31/2010	$8.47096	$8.60298	65,780
01/01/2011 to 12/31/2011	$8.60298	$9.35473	84,331
01/01/2012 to 12/31/2012	$9.35473	$10.84535	82,149
01/01/2013 to 12/31/2013	$10.84535	$14.96791	53,151
01/01/2014 to 12/31/2014	$14.96791	$18.28368	52,418
01/01/2015 to 12/31/2015	$18.28368	$18.96204	16,285
01/01/2016 to 12/31/2016	$18.96204	$17.96672	4,262
01/01/2017 to 12/31/2017	$17.96672	$21.45409	3,438
01/01/2018 to 12/31/2018	$21.45409	$22.12416	4,111
01/01/2019 to 12/31/2019	$22.12416	$26.07982	3,084
ProFund VP Industrials
01/01/2010 to 12/31/2010	$9.98636	$12.20358	21,347
01/01/2011 to 12/31/2011	$12.20358	$11.83616	16,683
01/01/2012 to 12/31/2012	$11.83616	$13.53460	8,126
01/01/2013 to 12/31/2013	$13.53460	$18.46945	7,284
01/01/2014 to 12/31/2014	$18.46945	$19.25586	7,788
01/01/2015 to 12/31/2015	$19.25586	$18.36476	4,681
01/01/2016 to 12/31/2016	$18.36476	$21.31797	3,753
01/01/2017 to 12/31/2017	$21.31797	$25.76752	2,002
01/01/2018 to 12/31/2018	$25.76752	$22.19572	485
01/01/2019 to 12/31/2019	$22.19572	$28.60187	519
ProFund VP Internet
01/01/2010 to 12/31/2010	$19.92549	$26.61780	31,261
01/01/2011 to 12/31/2011	$26.61780	$24.46935	3,751
01/01/2012 to 12/31/2012	$24.46935	$28.93844	2,884
01/01/2013 to 12/31/2013	$28.93844	$43.35399	7,173
01/01/2014 to 12/31/2014	$43.35399	$43.29237	1,698
01/01/2015 to 12/31/2015	$43.29237	$51.45256	10
01/01/2016 to 12/31/2016	$51.45256	$53.62059	0
01/01/2017 to 12/31/2017	$53.62059	$72.04206	0
01/01/2018 to 12/31/2018	$72.04206	$74.64633	0
01/01/2019 to 12/31/2019	$74.64633	$86.99961	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.36572	$7.72136	72,550
01/01/2011 to 12/31/2011	$7.72136	$6.21138	38,109
01/01/2012 to 12/31/2012	$6.21138	$7.54118	35,371
01/01/2013 to 12/31/2013	$7.54118	$11.03910	20,262
01/01/2014 to 12/31/2014	$11.03910	$11.25288	507
01/01/2015 to 12/31/2015	$11.25288	$11.75768	682
01/01/2016 to 12/31/2016	$11.75768	$11.65898	239
01/01/2017 to 12/31/2017	$11.65898	$13.63807	397
01/01/2018 to 12/31/2018	$13.63807	$11.89973	293
01/01/2019 to 12/31/2019	$11.89973	$14.10111	139
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.60031	$10.73022	89,108
01/01/2011 to 12/31/2011	$10.73022	$10.92804	120,030
01/01/2012 to 12/31/2012	$10.92804	$12.16360	63,603
01/01/2013 to 12/31/2013	$12.16360	$15.69505	72,486
01/01/2014 to 12/31/2014	$15.69505	$17.50252	57,882
01/01/2015 to 12/31/2015	$17.50252	$17.93305	28,006
01/01/2016 to 12/31/2016	$17.93305	$18.59754	9,160
01/01/2017 to 12/31/2017	$18.59754	$23.01066	5,949
01/01/2018 to 12/31/2018	$23.01066	$22.29892	8,424
01/01/2019 to 12/31/2019	$22.29892	$28.38179	1,980

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.48191	$9.45594	89,765
01/01/2011 to 12/31/2011	$9.45594	$9.21854	42,710
01/01/2012 to 12/31/2012	$9.21854	$10.50691	26,138
01/01/2013 to 12/31/2013	$10.50691	$13.47715	56,359
01/01/2014 to 12/31/2014	$13.47715	$14.70277	66,994
01/01/2015 to 12/31/2015	$14.70277	$13.83139	5,641
01/01/2016 to 12/31/2016	$13.83139	$15.76652	8,846
01/01/2017 to 12/31/2017	$15.76652	$17.66168	5,719
01/01/2018 to 12/31/2018	$17.66168	$15.58645	4,448
01/01/2019 to 12/31/2019	$15.58645	$19.97426	891
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$10.98744	$13.93356	205,337
01/01/2011 to 12/31/2011	$13.93356	$13.36149	64,733
01/01/2012 to 12/31/2012	$13.36149	$15.22371	52,836
01/01/2013 to 12/31/2013	$15.22371	$19.62244	41,531
01/01/2014 to 12/31/2014	$19.62244	$20.51882	3,575
01/01/2015 to 12/31/2015	$20.51882	$20.31982	12,816
01/01/2016 to 12/31/2016	$20.31982	$22.65010	3,183
01/01/2017 to 12/31/2017	$22.65010	$26.46241	1,564
01/01/2018 to 12/31/2018	$26.46241	$23.00005	869
01/01/2019 to 12/31/2019	$23.00005	$28.21866	846
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.39695	$13.55621	63,526
01/01/2011 to 12/31/2011	$13.55621	$12.86165	58,692
01/01/2012 to 12/31/2012	$12.86165	$14.80448	40,665
01/01/2013 to 12/31/2013	$14.80448	$19.32090	35,724
01/01/2014 to 12/31/2014	$19.32090	$21.02266	6,232
01/01/2015 to 12/31/2015	$21.02266	$19.05245	3,556
01/01/2016 to 12/31/2016	$19.05245	$23.39459	9,127
01/01/2017 to 12/31/2017	$23.39459	$25.55375	2,373
01/01/2018 to 12/31/2018	$25.55375	$21.87922	1,579
01/01/2019 to 12/31/2019	$21.87922	$26.80890	1,340
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$5.54566	$6.47543	316,781
01/01/2011 to 12/31/2011	$6.47543	$6.48771	232,290
01/01/2012 to 12/31/2012	$6.48771	$7.44633	217,667
01/01/2013 to 12/31/2013	$7.44633	$9.87350	162,863
01/01/2014 to 12/31/2014	$9.87350	$11.40813	53,447
01/01/2015 to 12/31/2015	$11.40813	$12.10536	37,345
01/01/2016 to 12/31/2016	$12.10536	$12.58272	6,647
01/01/2017 to 12/31/2017	$12.58272	$16.19989	5,327
01/01/2018 to 12/31/2018	$16.19989	$15.69716	4,823
01/01/2019 to 12/31/2019	$15.69716	$21.19019	4,262
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$16.68040	$19.39775	135,958
01/01/2011 to 12/31/2011	$19.39775	$19.58605	76,432
01/01/2012 to 12/31/2012	$19.58605	$19.90103	53,849
01/01/2013 to 12/31/2013	$19.90103	$24.38295	38,076
01/01/2014 to 12/31/2014	$24.38295	$21.46148	22,287
01/01/2015 to 12/31/2015	$21.46148	$16.23969	7,896
01/01/2016 to 12/31/2016	$16.23969	$19.91574	7,148
01/01/2017 to 12/31/2017	$19.91574	$19.04316	5,500
01/01/2018 to 12/31/2018	$19.04316	$15.00097	5,094
01/01/2019 to 12/31/2019	$15.00097	$16.07496	3,435

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$7.82427	$7.76331	31,364
01/01/2011 to 12/31/2011	$7.76331	$8.90316	38,921
01/01/2012 to 12/31/2012	$8.90316	$9.83386	24,365
01/01/2013 to 12/31/2013	$9.83386	$12.78236	14,760
01/01/2014 to 12/31/2014	$12.78236	$15.06631	4,043
01/01/2015 to 12/31/2015	$15.06631	$15.53908	365
01/01/2016 to 12/31/2016	$15.53908	$14.77233	31
01/01/2017 to 12/31/2017	$14.77233	$16.09910	373
01/01/2018 to 12/31/2018	$16.09910	$14.91145	331
01/01/2019 to 12/31/2019	$14.91145	$16.79255	344
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$17.38893	$22.82630	247,308
01/01/2011 to 12/31/2011	$22.82630	$18.21019	173,485
01/01/2012 to 12/31/2012	$18.21019	$15.36615	113,803
01/01/2013 to 12/31/2013	$15.36615	$9.41609	59,192
01/01/2014 to 12/31/2014	$9.41609	$7.07920	32,404
01/01/2015 to 12/31/2015	$7.07920	$4.69410	11,651
01/01/2016 to 12/31/2016	$4.69410	$7.22300	7,023
01/01/2017 to 12/31/2017	$7.22300	$7.50949	6,045
01/01/2018 to 12/31/2018	$7.50949	$6.41640	3,965
01/01/2019 to 12/31/2019	$6.41640	$9.24955	3,539
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$14.10354	$17.36617	29,823
01/01/2011 to 12/31/2011	$17.36617	$17.96414	20,201
01/01/2012 to 12/31/2012	$17.96414	$20.78536	16,035
01/01/2013 to 12/31/2013	$20.78536	$20.54456	8,707
01/01/2014 to 12/31/2014	$20.54456	$25.36325	6,792
01/01/2015 to 12/31/2015	$25.36325	$25.12733	9,116
01/01/2016 to 12/31/2016	$25.12733	$26.23434	1,539
01/01/2017 to 12/31/2017	$26.23434	$27.99269	443
01/01/2018 to 12/31/2018	$27.99269	$26.06621	1,734
01/01/2019 to 12/31/2019	$26.06621	$32.62820	288
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$4.95950	$4.11253	219,463
01/01/2011 to 12/31/2011	$4.11253	$2.53816	212,763
01/01/2012 to 12/31/2012	$2.53816	$2.33248	82,640
01/01/2013 to 12/31/2013	$2.33248	$2.68289	63,720
01/01/2014 to 12/31/2014	$2.68289	$1.84767	20,069
01/01/2015 to 12/31/2015	$1.84767	$1.79564	11,819
01/01/2016 to 12/31/2016	$1.79564	$1.68175	2,367
01/01/2017 to 12/31/2017	$1.68175	$1.46304	2,074
01/01/2018 to 12/31/2018	$1.46304	$1.50482	1,668
01/01/2019 to 12/31/2019	$1.50482	$1.22724	562
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$6.04137	$6.70590	23,685
01/01/2011 to 12/31/2011	$6.70590	$6.36400	13,072
01/01/2012 to 12/31/2012	$6.36400	$6.02230	4,765
01/01/2013 to 12/31/2013	$6.02230	$7.93780	3,787
01/01/2014 to 12/31/2014	$7.93780	$10.54515	3,513
01/01/2015 to 12/31/2015	$10.54515	$10.11389	0
01/01/2016 to 12/31/2016	$10.11389	$12.75509	0
01/01/2017 to 12/31/2017	$12.75509	$17.07468	0
01/01/2018 to 12/31/2018	$17.07468	$15.13488	0
01/01/2019 to 12/31/2019	$15.13488	$22.38505	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.57705	$4.81631	47,099
01/01/2011 to 12/31/2011	$4.81631	$4.36500	43,108
01/01/2012 to 12/31/2012	$4.36500	$3.49342	32,090
01/01/2013 to 12/31/2013	$3.49342	$2.49422	29,274
01/01/2014 to 12/31/2014	$2.49422	$2.15666	13,424
01/01/2015 to 12/31/2015	$2.15666	$2.09340	77
01/01/2016 to 12/31/2016	$2.09340	$1.64990	0
01/01/2017 to 12/31/2017	$1.64990	$1.38730	0
01/01/2018 to 12/31/2018	$1.38730	$1.52009	0
01/01/2019 to 12/31/2019	$1.52009	$1.18333	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$4.35240	$3.38743	75,845
01/01/2011 to 12/31/2011	$3.38743	$2.99478	92,806
01/01/2012 to 12/31/2012	$2.99478	$2.40146	55,833
01/01/2013 to 12/31/2013	$2.40146	$1.67419	23,914
01/01/2014 to 12/31/2014	$1.67419	$1.33283	339
01/01/2015 to 12/31/2015	$1.33283	$1.14451	75
01/01/2016 to 12/31/2016	$1.14451	$1.01653	1,600
01/01/2017 to 12/31/2017	$1.01653	$0.75040	1,318
01/01/2018 to 12/31/2018	$0.75040	$0.71962	972
01/01/2019 to 12/31/2019	$0.71962	$0.51116	645
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.73277	$4.72424	38,078
01/01/2011 to 12/31/2011	$4.72424	$4.24130	53,572
01/01/2012 to 12/31/2012	$4.24130	$3.39392	25,569
01/01/2013 to 12/31/2013	$3.39392	$2.30417	16,724
01/01/2014 to 12/31/2014	$2.30417	$2.06539	375
01/01/2015 to 12/31/2015	$2.06539	$2.02284	79
01/01/2016 to 12/31/2016	$2.02284	$1.56623	0
01/01/2017 to 12/31/2017	$1.56623	$1.32711	0
01/01/2018 to 12/31/2018	$1.32711	$1.44655	0
01/01/2019 to 12/31/2019	$1.44655	$1.13159	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.50403	$14.28274	164,711
01/01/2011 to 12/31/2011	$14.28274	$14.28518	44,095
01/01/2012 to 12/31/2012	$14.28518	$15.86695	27,995
01/01/2013 to 12/31/2013	$15.86695	$22.00279	55,364
01/01/2014 to 12/31/2014	$22.00279	$22.19997	8,956
01/01/2015 to 12/31/2015	$22.19997	$22.17962	12,159
01/01/2016 to 12/31/2016	$22.17962	$26.33487	13,067
01/01/2017 to 12/31/2017	$26.33487	$29.37936	5,118
01/01/2018 to 12/31/2018	$29.37936	$27.34258	3,979
01/01/2019 to 12/31/2019	$27.34258	$32.16267	231
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$9.95992	$12.00931	57,571
01/01/2011 to 12/31/2011	$12.00931	$11.37293	67,448
01/01/2012 to 12/31/2012	$11.37293	$13.04502	34,099
01/01/2013 to 12/31/2013	$13.04502	$17.73535	40,932
01/01/2014 to 12/31/2014	$17.73535	$18.53198	6,476
01/01/2015 to 12/31/2015	$18.53198	$16.78538	2,997
01/01/2016 to 12/31/2016	$16.78538	$21.34596	9,217
01/01/2017 to 12/31/2017	$21.34596	$23.12706	5,436
01/01/2018 to 12/31/2018	$23.12706	$19.59003	2,434
01/01/2019 to 12/31/2019	$19.59003	$23.71026	669

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
01/01/2010 to 12/31/2010	$5.18775	$5.67282	108,312
01/01/2011 to 12/31/2011	$5.67282	$5.52550	131,824
01/01/2012 to 12/31/2012	$5.52550	$6.01873	43,220
01/01/2013 to 12/31/2013	$6.01873	$7.44080	29,687
01/01/2014 to 12/31/2014	$7.44080	$8.67881	24,076
01/01/2015 to 12/31/2015	$8.67881	$8.77627	2,633
01/01/2016 to 12/31/2016	$8.77627	$9.73666	734
01/01/2017 to 12/31/2017	$9.73666	$12.99836	681
01/01/2018 to 12/31/2018	$12.99836	$12.54039	630
01/01/2019 to 12/31/2019	$12.54039	$17.97916	581
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$4.52307	$5.16718	83,526
01/01/2011 to 12/31/2011	$5.16718	$5.19795	36,580
01/01/2012 to 12/31/2012	$5.19795	$5.98067	22,687
01/01/2013 to 12/31/2013	$5.98067	$6.61876	13,136
01/01/2014 to 12/31/2014	$6.61876	$6.57306	9,188
01/01/2015 to 12/31/2015	$6.57306	$6.58961	4,985
01/01/2016 to 12/31/2016	$6.58961	$7.91668	678
01/01/2017 to 12/31/2017	$7.91668	$7.65214	0
01/01/2018 to 12/31/2018	$7.65214	$6.41474	0
01/01/2019 to 12/31/2019	$6.41474	$7.27011	405
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$12.93467	$14.06359	70,483
01/01/2011 to 12/31/2011	$14.06359	$19.93172	41,695
01/01/2012 to 12/31/2012	$19.93172	$19.87365	22,641
01/01/2013 to 12/31/2013	$19.87365	$15.87431	6,603
01/01/2014 to 12/31/2014	$15.87431	$21.38061	8,857
01/01/2015 to 12/31/2015	$21.38061	$19.92230	203
01/01/2016 to 12/31/2016	$19.92230	$19.61344	786
01/01/2017 to 12/31/2017	$19.61344	$21.20658	1,036
01/01/2018 to 12/31/2018	$21.20658	$19.80434	634
01/01/2019 to 12/31/2019	$19.80434	$23.12025	243
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$4.65085	$5.61076	134,141
01/01/2011 to 12/31/2011	$5.61076	$5.27314	92,855
01/01/2012 to 12/31/2012	$5.27314	$6.71264	49,626
01/01/2013 to 12/31/2013	$6.71264	$11.13966	34,632
01/01/2014 to 12/31/2014	$11.13966	$13.55677	25,593
01/01/2015 to 12/31/2015	$13.55677	$13.00127	22,430
01/01/2016 to 12/31/2016	$13.00127	$15.22732	0
01/01/2017 to 12/31/2017	$15.22732	$21.20582	0
01/01/2018 to 12/31/2018	$21.20582	$17.69236	0
01/01/2019 to 12/31/2019	$17.69236	$27.98346	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$8.48591	$12.54282	116,062
01/01/2011 to 12/31/2011	$12.54282	$10.69581	53,860
01/01/2012 to 12/31/2012	$10.69581	$13.99348	45,039
01/01/2013 to 12/31/2013	$13.99348	$23.57652	37,444
01/01/2014 to 12/31/2014	$23.57652	$26.85387	31,570
01/01/2015 to 12/31/2015	$26.85387	$24.09206	28,070
01/01/2016 to 12/31/2016	$24.09206	$32.81140	155
01/01/2017 to 12/31/2017	$32.81140	$41.75325	178
01/01/2018 to 12/31/2018	$41.75325	$30.19136	169
01/01/2019 to 12/31/2019	$30.19136	$44.06199	159

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$0.63185	$0.84364	2,867,144
01/01/2011 to 12/31/2011	$0.84364	$0.82312	2,037,370
01/01/2012 to 12/31/2012	$0.82312	$1.08727	712,083
01/01/2013 to 12/31/2013	$1.08727	$1.92242	244,843
01/01/2014 to 12/31/2014	$1.92242	$2.57880	152,464
01/01/2015 to 12/31/2015	$2.57880	$2.89293	12,966
01/01/2016 to 12/31/2016	$2.89293	$3.10325	0
01/01/2017 to 12/31/2017	$3.10325	$5.15866	0
01/01/2018 to 12/31/2018	$5.15866	$4.60315	0
01/01/2019 to 12/31/2019	$4.60315	$8.16692	0
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$5.96779	$8.74793	82,740
01/01/2011 to 12/31/2011	$8.74793	$7.01172	71,070
01/01/2012 to 12/31/2012	$7.01172	$8.96750	39,554
01/01/2013 to 12/31/2013	$8.96750	$16.52960	33,774
01/01/2014 to 12/31/2014	$16.52960	$17.20103	24,615
01/01/2015 to 12/31/2015	$17.20103	$14.78199	18,503
01/01/2016 to 12/31/2016	$14.78199	$20.37725	0
01/01/2017 to 12/31/2017	$20.37725	$25.19418	0
01/01/2018 to 12/31/2018	$25.19418	$18.17222	0
01/01/2019 to 12/31/2019	$18.17222	$26.43839	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$9.84673	$10.30218	65,508
01/01/2011 to 12/31/2011	$10.30218	$11.95501	79,104
01/01/2012 to 12/31/2012	$11.95501	$11.82199	38,438
01/01/2013 to 12/31/2013	$11.82199	$13.22847	35,829
01/01/2014 to 12/31/2014	$13.22847	$16.44454	21,724
01/01/2015 to 12/31/2015	$16.44454	$15.19927	5,502
01/01/2016 to 12/31/2016	$15.19927	$17.27262	2,321
01/01/2017 to 12/31/2017	$17.27262	$18.87211	3,903
01/01/2018 to 12/31/2018	$18.87211	$19.17249	239
01/01/2019 to 12/31/2019	$19.17249	$23.26390	201
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$11.35251	$12.78103	37,153
01/01/2011 to 12/31/2011	$12.78103	$10.73896	22,812
01/01/2012 to 12/31/2012	$10.73896	$12.97965	15,184
01/01/2013 to 12/31/2013	$12.97965	$15.23583	17,838
01/01/2014 to 12/31/2014	$15.23583	$14.18562	9,703
01/01/2015 to 12/31/2015	$14.18562	$14.47994	3,185
01/01/2016 to 12/31/2016	$14.47994	$13.78711	2,966
01/01/2017 to 12/31/2017	$13.78711	$18.49129	3,061
01/01/2018 to 12/31/2018	$18.49129	$15.91956	2,011
01/01/2019 to 12/31/2019	$15.91956	$20.81130	2,381
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.27867	$14.87472	173,563
01/01/2011 to 12/31/2011	$14.87472	$12.81037	149,767
01/01/2012 to 12/31/2012	$12.81037	$14.38078	122,892
01/01/2013 to 12/31/2013	$14.38078	$17.03250	100,597
01/01/2014 to 12/31/2014	$17.03250	$15.92808	76,194
01/01/2015 to 12/31/2015	$15.92808	$16.09005	45,610
01/01/2016 to 12/31/2016	$16.09005	$16.40651	29,664
01/01/2017 to 12/31/2017	$16.40651	$20.22940	8,287
01/01/2018 to 12/31/2018	$20.22940	$16.60745	1,936
01/01/2019 to 12/31/2019	$16.60745	$18.94223	4,127

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.07856	$13.99778	129,477
01/01/2011 to 12/31/2011	$13.99778	$13.08261	90,859
01/01/2012 to 12/31/2012	$13.08261	$15.60026	50,798
01/01/2013 to 12/31/2013	$15.60026	$21.60080	38,150
01/01/2014 to 12/31/2014	$21.60080	$22.20273	22,509
01/01/2015 to 12/31/2015	$22.20273	$22.28066	13,054
01/01/2016 to 12/31/2016	$22.28066	$22.17162	12,905
01/01/2017 to 12/31/2017	$22.17162	$29.54809	5,947
01/01/2018 to 12/31/2018	$29.54809	$29.32807	2,945
01/01/2019 to 12/31/2019	$29.32807	$39.79167	2,348
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59338	$12.27145	116,451
01/01/2011 to 12/31/2011	$12.27145	$11.59211	69,975
01/01/2012 to 12/31/2012	$11.59211	$12.37551	43,174
01/01/2013 to 12/31/2013	$12.37551	$18.39924	36,856
01/01/2014 to 12/31/2014	$18.39924	$17.86510	29,817
01/01/2015 to 12/31/2015	$17.86510	$17.17699	10,916
01/01/2016 to 12/31/2016	$17.17699	$18.33741	8,797
01/01/2017 to 12/31/2017	$18.33741	$22.84216	4,210
01/01/2018 to 12/31/2018	$22.84216	$22.88761	1,222
01/01/2019 to 12/31/2019	$22.88761	$28.32222	1,127
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with anyone combo 5% or HDV and Gro Plus or HD GRO with DB - Cliff
M&E (1.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
04/02/2012 to 12/31/2012	$15.70322	$16.80799	437,797
01/01/2013 to 12/31/2013	$16.80799	$18.23296	411,871
01/01/2014 to 12/31/2014	$18.23296	$18.39818	212,263
01/01/2015 to 12/31/2015	$18.39818	$18.16848	171,799
01/01/2016 to 12/31/2016	$18.16848	$19.52719	323,359
01/01/2017 to 12/31/2017	$19.52719	$20.17762	146,352
01/01/2018 to 12/31/2018	$20.17762	$19.77196	121,609
01/01/2019 to 12/31/2019	$19.77196	$21.91859	139,835
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.24128	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
01/01/2019 to 12/31/2019	$12.86718	$14.72391	5,536,253
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$11.99246	$12.31673	1,418,761
01/01/2013 to 12/31/2013	$12.31673	$14.15498	1,598,371
01/01/2014 to 12/31/2014	$14.15498	$14.80940	2,050,271
01/01/2015 to 12/31/2015	$14.80940	$14.71926	2,247,984
01/01/2016 to 12/31/2016	$14.71926	$15.54500	2,972,623
01/01/2017 to 12/31/2017	$15.54500	$17.92228	3,782,375
01/01/2018 to 12/31/2018	$17.92228	$16.62986	3,872,669
01/01/2019 to 12/31/2019	$16.62986	$19.98140	3,455,129
AST AllianzGI World Trends Portfolio
04/02/2012 to 12/31/2012	$10.11219	$10.13781	1,208,847
01/01/2013 to 12/31/2013	$10.13781	$11.23930	1,075,643
01/01/2014 to 12/31/2014	$11.23930	$11.65145	1,047,164
01/01/2015 to 12/31/2015	$11.65145	$11.46930	988,104
01/01/2016 to 12/31/2016	$11.46930	$11.85353	1,029,666
01/01/2017 to 12/31/2017	$11.85353	$13.58528	977,838
01/01/2018 to 12/31/2018	$13.58528	$12.33556	981,054
01/01/2019 to 12/31/2019	$12.33556	$14.35795	842,860
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.65743	0
01/01/2014 to 12/31/2014	$11.65743	$13.00803	0
01/01/2015 to 12/31/2015	$13.00803	$13.04744	0
01/01/2016 to 12/31/2016	$13.04744	$14.24209	0
01/01/2017 to 12/31/2017	$14.24209	$17.15168	0
01/01/2018 to 12/31/2018	$17.15168	$15.53472	0
01/01/2019 to 12/31/2019	$15.53472	$18.77574	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.87903	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479
01/01/2019 to 12/31/2019	$16.14950	$19.01531	5,379,230
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.84035	$10.13096	2,274
01/01/2013 to 12/31/2013	$10.13096	$11.07327	9,626
01/01/2014 to 12/31/2014	$11.07327	$11.45274	22,747
01/01/2015 to 12/31/2015	$11.45274	$10.95358	23,007
01/01/2016 to 12/31/2016	$10.95358	$11.55229	80,166
01/01/2017 to 12/31/2017	$11.55229	$12.82755	185,151
01/01/2018 to 12/31/2018	$12.82755	$11.97934	171,097
01/01/2019 to 12/31/2019	$11.97934	$13.89288	155,873
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$17.83258	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
01/01/2019 to 12/31/2019	$17.13398	$17.67486	3,330,585
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$24.22046	$25.47464	12,338,264
01/01/2013 to 12/31/2013	$25.47464	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083
01/01/2018 to 12/31/2018	$25.86657	$25.33412	4,629,873
01/01/2019 to 12/31/2019	$25.33412	$27.28387	4,189,643
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.25805	$11.93774	0
01/01/2013 to 12/31/2013	$11.93774	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
01/01/2018 to 12/31/2018	$11.53053	$11.40130	0
01/01/2019 to 12/31/2019	$11.40130	$11.63495	0
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.56120	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935
01/01/2019 to 12/31/2019	$16.61840	$20.03129	8,654,530

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99884	$11.68836	0
01/01/2014 to 12/31/2014	$11.68836	$13.09321	0
01/01/2015 to 12/31/2015	$13.09321	$12.44886	0
01/01/2016 to 12/31/2016	$12.44886	$14.10317	861
01/01/2017 to 12/31/2017	$14.10317	$16.46541	723
01/01/2018 to 12/31/2018	$16.46541	$15.45991	389
01/01/2019 to 12/31/2019	$15.45991	$19.97364	703
AST Cohen & Steers Global Realty Portfolio
04/02/2012 to 12/31/2012	$10.18227	$11.31224	4,307
01/01/2013 to 12/31/2013	$11.31224	$11.63885	4,634
01/01/2014 to 12/31/2014	$11.63885	$13.07381	9,529
01/01/2015 to 12/31/2015	$13.07381	$12.87917	9,006
01/01/2016 to 12/31/2016	$12.87917	$12.81297	9,651
01/01/2017 to 12/31/2017	$12.81297	$14.00933	12,593
01/01/2018 to 12/31/2018	$14.00933	$13.16170	11,053
01/01/2019 to 12/31/2019	$13.16170	$16.23816	11,581
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$29.01999	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
01/01/2019 to 12/31/2019	$41.28906	$53.41975	517,363
AST Fidelity Institutional AM® Quantitative Portfolio
04/02/2012 to 12/31/2012	$10.45862	$10.69269	1,185,031
01/01/2013 to 12/31/2013	$10.69269	$12.09924	1,160,646
01/01/2014 to 12/31/2014	$12.09924	$12.30584	1,332,058
01/01/2015 to 12/31/2015	$12.30584	$12.25376	1,520,140
01/01/2016 to 12/31/2016	$12.25376	$12.59645	2,103,119
01/01/2017 to 12/31/2017	$12.59645	$14.46644	2,642,395
01/01/2018 to 12/31/2018	$14.46644	$13.15816	2,463,134
01/01/2019 to 12/31/2019	$13.15816	$15.56873	2,161,377
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$10.80732	$10.84167	904,960
01/01/2013 to 12/31/2013	$10.84167	$11.73963	789,219
01/01/2014 to 12/31/2014	$11.73963	$12.04311	693,533
01/01/2015 to 12/31/2015	$12.04311	$11.76656	588,251
01/01/2016 to 12/31/2016	$11.76656	$12.21187	574,531
01/01/2017 to 12/31/2017	$12.21187	$13.52030	672,294
01/01/2018 to 12/31/2018	$13.52030	$12.38918	654,658
01/01/2019 to 12/31/2019	$12.38918	$14.17290	578,048
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$32.17548	$32.62172	1,431,288
01/01/2013 to 12/31/2013	$32.62172	$44.64913	1,250,722
01/01/2014 to 12/31/2014	$44.64913	$47.19296	1,086,290
01/01/2015 to 12/31/2015	$47.19296	$43.97560	935,154
01/01/2016 to 12/31/2016	$43.97560	$53.90327	800,779
01/01/2017 to 12/31/2017	$53.90327	$59.62848	694,243
01/01/2018 to 12/31/2018	$59.62848	$50.52072	599,847
01/01/2019 to 12/31/2019	$50.52072	$61.08934	537,596

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$13.65154	$13.50952	17,079,423
01/01/2013 to 12/31/2013	$13.50952	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311
01/01/2018 to 12/31/2018	$12.63397	$12.61802	10,291,957
01/01/2019 to 12/31/2019	$12.61802	$12.65174	8,387,207
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$20.97111	$22.50759	4,606,006
01/01/2013 to 12/31/2013	$22.50759	$23.78603	3,969,184
01/01/2014 to 12/31/2014	$23.78603	$24.05291	2,555,840
01/01/2015 to 12/31/2015	$24.05291	$22.87106	2,162,116
01/01/2016 to 12/31/2016	$22.87106	$26.02347	2,049,277
01/01/2017 to 12/31/2017	$26.02347	$27.57716	1,858,588
01/01/2018 to 12/31/2018	$27.57716	$26.64894	1,411,625
01/01/2019 to 12/31/2019	$26.64894	$30.29598	1,326,908
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.36044	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509
01/01/2019 to 12/31/2019	$34.75632	$44.38727	1,398,612
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$18.65276	$19.01608	6,293,086
01/01/2013 to 12/31/2013	$19.01608	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745
01/01/2018 to 12/31/2018	$26.79441	$22.89556	2,982,285
01/01/2019 to 12/31/2019	$22.89556	$29.82418	2,562,599
AST International Value Portfolio
04/02/2012 to 12/31/2012	$17.07885	$17.54225	1,527,083
01/01/2013 to 12/31/2013	$17.54225	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690
01/01/2018 to 12/31/2018	$22.69347	$18.76368	764,784
01/01/2019 to 12/31/2019	$18.76368	$22.20541	699,331
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.76497	$15.67712	39
01/01/2013 to 12/31/2013	$15.67712	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
01/01/2018 to 12/31/2018	$16.60376	$16.32633	210
01/01/2019 to 12/31/2019	$16.32633	$17.90560	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$10.62328	$10.71735	411,264
01/01/2013 to 12/31/2013	$10.71735	$12.28784	374,150
01/01/2014 to 12/31/2014	$12.28784	$12.88688	536,073
01/01/2015 to 12/31/2015	$12.88688	$12.57340	467,108
01/01/2016 to 12/31/2016	$12.57340	$13.04442	464,173
01/01/2017 to 12/31/2017	$13.04442	$15.04310	582,641
01/01/2018 to 12/31/2018	$15.04310	$13.73794	515,629
01/01/2019 to 12/31/2019	$13.73794	$16.17749	428,541
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$34.83608	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932
01/01/2019 to 12/31/2019	$38.50595	$48.30270	761,508
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$23.66283	$24.25260	2,113,388
01/01/2013 to 12/31/2013	$24.25260	$26.55124	1,842,468
01/01/2014 to 12/31/2014	$26.55124	$27.60595	1,643,068
01/01/2015 to 12/31/2015	$27.60595	$27.16973	1,500,221
01/01/2016 to 12/31/2016	$27.16973	$27.81835	1,413,371
01/01/2017 to 12/31/2017	$27.81835	$30.76036	1,385,459
01/01/2018 to 12/31/2018	$30.76036	$28.77270	1,277,500
01/01/2019 to 12/31/2019	$28.77270	$32.51436	1,127,514
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.41247	$12.73653	4,872
01/01/2013 to 12/31/2013	$12.73653	$17.14136	11,180
01/01/2014 to 12/31/2014	$17.14136	$18.50771	10,771
01/01/2015 to 12/31/2015	$18.50771	$20.18925	15,521
01/01/2016 to 12/31/2016	$20.18925	$19.61564	10,131
01/01/2017 to 12/31/2017	$19.61564	$26.27170	8,741
01/01/2018 to 12/31/2018	$26.27170	$25.48460	9,553
01/01/2019 to 12/31/2019	$25.48460	$33.32023	10,676
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.41294	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
01/01/2019 to 12/31/2019	$40.55449	$52.63467	6,440,550
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$16.25066	$17.15779	1,345,547
01/01/2013 to 12/31/2013	$17.15779	$21.59260	1,264,615
01/01/2014 to 12/31/2014	$21.59260	$22.06323	1,103,149
01/01/2015 to 12/31/2015	$22.06323	$21.43554	990,398
01/01/2016 to 12/31/2016	$21.43554	$22.63908	892,389
01/01/2017 to 12/31/2017	$22.63908	$27.64470	828,684
01/01/2018 to 12/31/2018	$27.64470	$24.65191	771,766
01/01/2019 to 12/31/2019	$24.65191	$31.58841	671,199

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99884	$10.34147	4,901,121
01/01/2013 to 12/31/2013	$10.34147	$12.12535	4,080,500
01/01/2014 to 12/31/2014	$12.12535	$12.56996	3,469,189
01/01/2015 to 12/31/2015	$12.56996	$12.24008	3,033,702
01/01/2016 to 12/31/2016	$12.24008	$12.59068	2,680,231
01/01/2017 to 12/31/2017	$12.59068	$14.46236	2,401,480
01/01/2018 to 12/31/2018	$14.46236	$13.07893	2,064,578
01/01/2019 to 12/31/2019	$13.07893	$15.83125	1,825,743
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$9.39760	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316
01/01/2019 to 12/31/2019	$18.64522	$25.32966	3,439,971
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99884	$10.20638	0
01/01/2013 to 12/31/2013	$10.20638	$13.53586	0
01/01/2014 to 12/31/2014	$13.53586	$14.71003	0
01/01/2015 to 12/31/2015	$14.71003	$14.39916	0
01/01/2016 to 12/31/2016	$14.39916	$16.10701	0
01/01/2017 to 12/31/2017	$16.10701	$18.63600	0
01/01/2018 to 12/31/2018	$18.63600	$16.50864	0
01/01/2019 to 12/31/2019	$16.50864	$21.05446	320
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.31094	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702
01/01/2019 to 12/31/2019	$10.01412	$12.85141	9,266,517
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$37.15415	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
01/01/2019 to 12/31/2019	$59.95055	$71.53346	1,343,273
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$9.93060	$10.09679	7,479
01/01/2013 to 12/31/2013	$10.09679	$9.97769	16,110
01/01/2014 to 12/31/2014	$9.97769	$9.37728	16,733
01/01/2015 to 12/31/2015	$9.37728	$7.69942	17,448
01/01/2016 to 12/31/2016	$7.69942	$8.53030	18,337
01/01/2017 to 12/31/2017	$8.53030	$10.62981	29,004
01/01/2018 to 12/31/2018	$10.62981	$9.00807	14,412
01/01/2019 to 12/31/2019	$9.00807	$10.06757	14,105

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.41607	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564
01/01/2019 to 12/31/2019	$15.26462	$17.26955	5,375,267
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.18717	$10.64019	0
01/01/2013 to 12/31/2013	$10.64019	$10.24854	0
01/01/2014 to 12/31/2014	$10.24854	$10.71754	0
01/01/2015 to 12/31/2015	$10.71754	$10.53923	1,024
01/01/2016 to 12/31/2016	$10.53923	$10.82942	183
01/01/2017 to 12/31/2017	$10.82942	$11.28377	80
01/01/2018 to 12/31/2018	$11.28377	$11.03436	273
01/01/2019 to 12/31/2019	$11.03436	$11.94118	496
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$10.02358	$10.12224	1,006,570
01/01/2013 to 12/31/2013	$10.12224	$11.67981	908,794
01/01/2014 to 12/31/2014	$11.67981	$12.57551	1,537,876
01/01/2015 to 12/31/2015	$12.57551	$12.32353	2,144,128
01/01/2016 to 12/31/2016	$12.32353	$13.37799	3,114,057
01/01/2017 to 12/31/2017	$13.37799	$15.31448	6,106,309
01/01/2018 to 12/31/2018	$15.31448	$13.95200	5,913,093
01/01/2019 to 12/31/2019	$13.95200	$16.39502	5,155,128
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.69708	0
01/01/2014 to 12/31/2014	$11.69708	$13.29120	0
01/01/2015 to 12/31/2015	$13.29120	$13.30735	0
01/01/2016 to 12/31/2016	$13.30735	$14.54588	0
01/01/2017 to 12/31/2017	$14.54588	$17.41375	0
01/01/2018 to 12/31/2018	$17.41375	$15.94084	0
01/01/2019 to 12/31/2019	$15.94084	$19.67681	0
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$14.18944	$14.37843	3,213,985
01/01/2013 to 12/31/2013	$14.37843	$18.77444	2,695,646
01/01/2014 to 12/31/2014	$18.77444	$21.69801	2,432,339
01/01/2015 to 12/31/2015	$21.69801	$22.05306	2,070,601
01/01/2016 to 12/31/2016	$22.05306	$24.97319	1,850,927
01/01/2017 to 12/31/2017	$24.97319	$30.10357	1,641,725
01/01/2018 to 12/31/2018	$30.10357	$27.24112	1,409,851
01/01/2019 to 12/31/2019	$27.24112	$33.43119	1,226,964
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.85023	$9.94679	0
01/01/2013 to 12/31/2013	$9.94679	$12.00409	17,447
01/01/2014 to 12/31/2014	$12.00409	$12.60549	16,537
01/01/2015 to 12/31/2015	$12.60549	$12.44771	39,913
01/01/2016 to 12/31/2016	$12.44771	$13.04968	69,989
01/01/2017 to 12/31/2017	$13.04968	$15.20802	121,143
01/01/2018 to 12/31/2018	$15.20802	$14.01525	117,425
01/01/2019 to 12/31/2019	$14.01525	$16.74932	124,461

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.35502	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
01/01/2019 to 12/31/2019	$21.36279	$28.74833	1,923,581
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$25.35980	$24.32164	1,542,659
01/01/2013 to 12/31/2013	$24.32164	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697
01/01/2018 to 12/31/2018	$44.52618	$40.21010	691,095
01/01/2019 to 12/31/2019	$40.21010	$51.58901	596,050
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$25.61287	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607
01/01/2019 to 12/31/2019	$38.15322	$45.88763	1,088,105
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$28.01209	$28.69302	3,198,085
01/01/2013 to 12/31/2013	$28.69302	$33.05369	3,045,131
01/01/2014 to 12/31/2014	$33.05369	$34.50721	3,033,107
01/01/2015 to 12/31/2015	$34.50721	$34.03841	3,090,797
01/01/2016 to 12/31/2016	$34.03841	$36.09484	2,947,259
01/01/2017 to 12/31/2017	$36.09484	$41.07424	3,094,364
01/01/2018 to 12/31/2018	$41.07424	$38.33899	2,973,482
01/01/2019 to 12/31/2019	$38.33899	$45.68190	2,631,974
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.01326	$18.35269	2,586,707
01/01/2013 to 12/31/2013	$18.35269	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149
01/01/2018 to 12/31/2018	$41.41872	$42.41475	1,461,790
01/01/2019 to 12/31/2019	$42.41475	$53.62710	1,250,102
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$12.61586	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362
01/01/2019 to 12/31/2019	$16.57594	$20.58841	6,552,217

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$49.44659	$47.40074	955,065
01/01/2013 to 12/31/2013	$47.40074	$53.92569	760,187
01/01/2014 to 12/31/2014	$53.92569	$48.72523	662,880
01/01/2015 to 12/31/2015	$48.72523	$38.79334	572,522
01/01/2016 to 12/31/2016	$38.79334	$47.66698	528,023
01/01/2017 to 12/31/2017	$47.66698	$51.84538	419,659
01/01/2018 to 12/31/2018	$51.84538	$42.60308	357,928
01/01/2019 to 12/31/2019	$42.60308	$49.09154	316,127
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$17.62052	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725
01/01/2019 to 12/31/2019	$16.66437	$16.69463	1,083,981
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.03481	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219
01/01/2019 to 12/31/2019	$22.86353	$26.85937	387,825
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$10.52763	$10.44870	894,290
01/01/2013 to 12/31/2013	$10.44870	$12.41476	1,073,146
01/01/2014 to 12/31/2014	$12.41476	$12.91475	900,417
01/01/2015 to 12/31/2015	$12.91475	$12.65328	811,799
01/01/2016 to 12/31/2016	$12.65328	$13.29053	872,743
01/01/2017 to 12/31/2017	$13.29053	$14.88638	886,232
01/01/2018 to 12/31/2018	$14.88638	$13.94339	803,011
01/01/2019 to 12/31/2019	$13.94339	$16.57398	739,085
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.61384	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
01/01/2019 to 12/31/2019	$13.02235	$14.41951	2,741,774
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.12897	$10.69616	564,209
01/01/2013 to 12/31/2013	$10.69616	$13.81972	621,929
01/01/2014 to 12/31/2014	$13.81972	$15.37423	623,494
01/01/2015 to 12/31/2015	$15.37423	$15.47224	569,906
01/01/2016 to 12/31/2016	$15.47224	$17.51607	647,457
01/01/2017 to 12/31/2017	$17.51607	$18.75257	573,203
01/01/2018 to 12/31/2018	$18.75257	$17.08832	489,561
01/01/2019 to 12/31/2019	$17.08832	$21.07687	423,497

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
04/02/2012 to 12/31/2012	$16.25430	$17.17183	1,006,460
01/01/2013 to 12/31/2013	$17.17183	$23.79596	948,579
01/01/2014 to 12/31/2014	$23.79596	$28.07775	853,138
01/01/2015 to 12/31/2015	$28.07775	$28.56030	756,829
01/01/2016 to 12/31/2016	$28.56030	$24.93384	618,755
01/01/2017 to 12/31/2017	$24.93384	$28.47692	521,773
01/01/2018 to 12/31/2018	$28.47692	$28.32992	458,085
01/01/2019 to 12/31/2019	$28.32992	$37.01278	393,485
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04999	$9.78279	761,755
01/01/2013 to 12/31/2013	$9.78279	$13.21634	672,946
01/01/2014 to 12/31/2014	$13.21634	$14.07858	556,578
01/01/2015 to 12/31/2015	$14.07858	$14.04890	503,128
01/01/2016 to 12/31/2016	$14.04890	$13.95742	440,226
01/01/2017 to 12/31/2017	$13.95742	$16.85791	382,817
01/01/2018 to 12/31/2018	$16.85791	$15.69253	356,979
01/01/2019 to 12/31/2019	$15.69253	$20.78619	320,838
Invesco V.I. Technology Fund - Series I
04/02/2012 to 12/31/2012	$7.02957	$6.27528	2,447,390
01/01/2013 to 12/31/2013	$6.27528	$7.74317	2,085,980
01/01/2014 to 12/31/2014	$7.74317	$8.47856	1,840,712
01/01/2015 to 12/31/2015	$8.47856	$8.92963	1,665,725
01/01/2016 to 12/31/2016	$8.92963	$8.73833	1,429,090
01/01/2017 to 12/31/2017	$8.73833	$11.64356	1,316,714
01/01/2018 to 12/31/2018	$11.64356	$11.42741	1,167,317
01/01/2019 to 12/31/2019	$11.42741	$15.31019	1,016,886
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12653	$9.73940	1,383,423
01/01/2017 to 12/31/2017	$9.73940	$13.54995	1,249,165
01/01/2018 to 12/31/2018	$13.54995	$10.99337	1,137,104
01/01/2019 to 12/31/2019	$10.99337	$13.28726	1,022,610
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$19.91243	$19.80560	248,036
01/01/2013 to 12/31/2013	$19.80560	$22.45213	208,012
01/01/2014 to 12/31/2014	$22.45213	$21.79050	142,580
01/01/2015 to 12/31/2015	$21.79050	$19.47014	116,333
01/01/2016 to 12/31/2016	$19.47014	$19.32123	104,308
01/01/2017 to 12/31/2017	$19.32123	$25.31521	106,205
01/01/2018 to 12/31/2018	$25.31521	$20.31749	78,273
01/01/2019 to 12/31/2019	$20.31749	$25.30287	75,093
ProFund VP Banks
04/02/2012 to 12/31/2012	$4.81553	$4.85897	182,044
01/01/2013 to 12/31/2013	$4.85897	$6.39383	180,930
01/01/2014 to 12/31/2014	$6.39383	$6.95846	143,497
01/01/2015 to 12/31/2015	$6.95846	$6.83134	216,527
01/01/2016 to 12/31/2016	$6.83134	$8.30051	260,234
01/01/2017 to 12/31/2017	$8.30051	$9.65112	174,634
01/01/2018 to 12/31/2018	$9.65112	$7.81223	127,100
01/01/2019 to 12/31/2019	$7.81223	$10.50879	150,254

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$15.89761	$15.35508	167,807
01/01/2013 to 12/31/2013	$15.35508	$17.93081	119,789
01/01/2014 to 12/31/2014	$17.93081	$17.97792	91,384
01/01/2015 to 12/31/2015	$17.97792	$15.25833	71,184
01/01/2016 to 12/31/2016	$15.25833	$17.82729	68,009
01/01/2017 to 12/31/2017	$17.82729	$21.61392	62,624
01/01/2018 to 12/31/2018	$21.61392	$17.54671	52,739
01/01/2019 to 12/31/2019	$17.54671	$20.36654	39,932
ProFund VP Bear
04/02/2012 to 12/31/2012	$4.95656	$4.67229	551,363
01/01/2013 to 12/31/2013	$4.67229	$3.38374	636,634
01/01/2014 to 12/31/2014	$3.38374	$2.86099	623,944
01/01/2015 to 12/31/2015	$2.86099	$2.68202	1,038,810
01/01/2016 to 12/31/2016	$2.68202	$2.29932	671,924
01/01/2017 to 12/31/2017	$2.29932	$1.85983	633,729
01/01/2018 to 12/31/2018	$1.85983	$1.90796	669,576
01/01/2019 to 12/31/2019	$1.90796	$1.44950	769,173
ProFund VP Biotechnology
04/02/2012 to 12/31/2012	$10.89914	$12.92186	269,610
01/01/2013 to 12/31/2013	$12.92186	$21.45816	340,641
01/01/2014 to 12/31/2014	$21.45816	$27.44729	289,710
01/01/2015 to 12/31/2015	$27.44729	$27.95618	232,535
01/01/2016 to 12/31/2016	$27.95618	$23.29908	166,982
01/01/2017 to 12/31/2017	$23.29908	$28.15255	149,164
01/01/2018 to 12/31/2018	$28.15255	$25.88312	118,305
01/01/2019 to 12/31/2019	$25.88312	$29.72062	108,741
ProFund VP Bull
04/02/2012 to 12/31/2012	$11.40497	$11.38212	904,402
01/01/2013 to 12/31/2013	$11.38212	$14.56230	736,693
01/01/2014 to 12/31/2014	$14.56230	$16.00507	877,852
01/01/2015 to 12/31/2015	$16.00507	$15.70869	463,717
01/01/2016 to 12/31/2016	$15.70869	$16.98571	389,605
01/01/2017 to 12/31/2017	$16.98571	$19.98812	483,561
01/01/2018 to 12/31/2018	$19.98812	$18.49525	390,533
01/01/2019 to 12/31/2019	$18.49525	$23.50319	218,970
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$13.90933	$13.94849	85,013
01/01/2013 to 12/31/2013	$13.94849	$17.66629	72,298
01/01/2014 to 12/31/2014	$17.66629	$19.20042	64,202
01/01/2015 to 12/31/2015	$19.20042	$19.71980	74,920
01/01/2016 to 12/31/2016	$19.71980	$20.13345	55,676
01/01/2017 to 12/31/2017	$20.13345	$22.84103	46,472
01/01/2018 to 12/31/2018	$22.84103	$19.18603	42,049
01/01/2019 to 12/31/2019	$19.18603	$23.94220	53,456
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$11.14834	$11.82411	126,275
01/01/2013 to 12/31/2013	$11.82411	$16.30684	99,155
01/01/2014 to 12/31/2014	$16.30684	$18.08206	40,528
01/01/2015 to 12/31/2015	$18.08206	$18.66505	43,599
01/01/2016 to 12/31/2016	$18.66505	$19.17472	28,498
01/01/2017 to 12/31/2017	$19.17472	$22.37982	27,330
01/01/2018 to 12/31/2018	$22.37982	$22.20060	26,582
01/01/2019 to 12/31/2019	$22.20060	$27.28320	21,581

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$8.79930	$9.33137	735,069
01/01/2013 to 12/31/2013	$9.33137	$11.19128	633,151
01/01/2014 to 12/31/2014	$11.19128	$10.08037	376,430
01/01/2015 to 12/31/2015	$10.08037	$8.85804	332,972
01/01/2016 to 12/31/2016	$8.85804	$9.41651	315,245
01/01/2017 to 12/31/2017	$9.41651	$11.11529	253,918
01/01/2018 to 12/31/2018	$11.11529	$9.41036	199,098
01/01/2019 to 12/31/2019	$9.41036	$10.92907	194,248
ProFund VP Financials
04/02/2012 to 12/31/2012	$6.23280	$6.39948	272,844
01/01/2013 to 12/31/2013	$6.39948	$8.33405	235,274
01/01/2014 to 12/31/2014	$8.33405	$9.27875	227,330
01/01/2015 to 12/31/2015	$9.27875	$9.01213	188,297
01/01/2016 to 12/31/2016	$9.01213	$10.24771	186,290
01/01/2017 to 12/31/2017	$10.24771	$11.94269	197,412
01/01/2018 to 12/31/2018	$11.94269	$10.54657	159,876
01/01/2019 to 12/31/2019	$10.54657	$13.54676	149,421
ProFund VP Health Care
04/02/2012 to 12/31/2012	$10.07384	$10.65001	261,952
01/01/2013 to 12/31/2013	$10.65001	$14.67591	293,362
01/01/2014 to 12/31/2014	$14.67591	$17.89983	269,160
01/01/2015 to 12/31/2015	$17.89983	$18.53580	233,579
01/01/2016 to 12/31/2016	$18.53580	$17.53623	181,350
01/01/2017 to 12/31/2017	$17.53623	$20.90843	147,147
01/01/2018 to 12/31/2018	$20.90843	$21.52854	139,240
01/01/2019 to 12/31/2019	$21.52854	$25.33913	110,344
ProFund VP Industrials
04/02/2012 to 12/31/2012	$13.13545	$13.31656	83,989
01/01/2013 to 12/31/2013	$13.31656	$18.14440	124,792
01/01/2014 to 12/31/2014	$18.14440	$18.88823	65,424
01/01/2015 to 12/31/2015	$18.88823	$17.98672	54,550
01/01/2016 to 12/31/2016	$17.98672	$20.84757	67,667
01/01/2017 to 12/31/2017	$20.84757	$25.16081	63,649
01/01/2018 to 12/31/2018	$25.16081	$21.63995	47,840
01/01/2019 to 12/31/2019	$21.63995	$27.84324	61,257
ProFund VP Internet
04/02/2012 to 12/31/2012	$27.65130	$28.47222	83,046
01/01/2013 to 12/31/2013	$28.47222	$42.59080	70,400
01/01/2014 to 12/31/2014	$42.59080	$42.46564	53,069
01/01/2015 to 12/31/2015	$42.46564	$50.39333	63,685
01/01/2016 to 12/31/2016	$50.39333	$52.43708	47,145
01/01/2017 to 12/31/2017	$52.43708	$70.34535	46,190
01/01/2018 to 12/31/2018	$70.34535	$72.77690	43,530
01/01/2019 to 12/31/2019	$72.77690	$84.69189	35,963
ProFund VP Japan
04/02/2012 to 12/31/2012	$7.31606	$7.41972	290,435
01/01/2013 to 12/31/2013	$7.41972	$10.84476	235,123
01/01/2014 to 12/31/2014	$10.84476	$11.03788	138,200
01/01/2015 to 12/31/2015	$11.03788	$11.51551	159,510
01/01/2016 to 12/31/2016	$11.51551	$11.40160	105,152
01/01/2017 to 12/31/2017	$11.40160	$13.31692	84,122
01/01/2018 to 12/31/2018	$13.31692	$11.60173	71,119
01/01/2019 to 12/31/2019	$11.60173	$13.72688	67,223

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$12.14075	$12.01437	441,624
01/01/2013 to 12/31/2013	$12.01437	$15.47892	455,355
01/01/2014 to 12/31/2014	$15.47892	$17.23515	432,901
01/01/2015 to 12/31/2015	$17.23515	$17.63235	330,110
01/01/2016 to 12/31/2016	$17.63235	$18.25807	217,401
01/01/2017 to 12/31/2017	$18.25807	$22.55652	199,036
01/01/2018 to 12/31/2018	$22.55652	$21.82544	150,776
01/01/2019 to 12/31/2019	$21.82544	$27.73694	146,368
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$10.28034	$10.37797	313,222
01/01/2013 to 12/31/2013	$10.37797	$13.29165	215,935
01/01/2014 to 12/31/2014	$13.29165	$14.47835	225,191
01/01/2015 to 12/31/2015	$14.47835	$13.59965	181,526
01/01/2016 to 12/31/2016	$13.59965	$15.47906	182,768
01/01/2017 to 12/31/2017	$15.47906	$17.31345	145,746
01/01/2018 to 12/31/2018	$17.31345	$15.25579	127,100
01/01/2019 to 12/31/2019	$15.25579	$19.52092	125,246
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$14.99412	$14.97791	466,126
01/01/2013 to 12/31/2013	$14.97791	$19.27625	408,737
01/01/2014 to 12/31/2014	$19.27625	$20.12610	305,185
01/01/2015 to 12/31/2015	$20.12610	$19.90066	240,193
01/01/2016 to 12/31/2016	$19.90066	$22.14931	183,777
01/01/2017 to 12/31/2017	$22.14931	$25.83820	163,288
01/01/2018 to 12/31/2018	$25.83820	$22.42304	118,183
01/01/2019 to 12/31/2019	$22.42304	$27.46900	177,227
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$14.24292	$14.56628	400,972
01/01/2013 to 12/31/2013	$14.56628	$18.98123	372,388
01/01/2014 to 12/31/2014	$18.98123	$20.62175	210,087
01/01/2015 to 12/31/2015	$20.62175	$18.66074	169,770
01/01/2016 to 12/31/2016	$18.66074	$22.87889	188,683
01/01/2017 to 12/31/2017	$22.87889	$24.95248	126,802
01/01/2018 to 12/31/2018	$24.95248	$21.33176	107,278
01/01/2019 to 12/31/2019	$21.33176	$26.09836	155,296
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$7.75737	$7.31221	804,125
01/01/2013 to 12/31/2013	$7.31221	$9.68106	815,942
01/01/2014 to 12/31/2014	$9.68106	$11.16877	695,837
01/01/2015 to 12/31/2015	$11.16877	$11.83336	606,463
01/01/2016 to 12/31/2016	$11.83336	$12.28132	424,463
01/01/2017 to 12/31/2017	$12.28132	$15.78785	390,905
01/01/2018 to 12/31/2018	$15.78785	$15.27466	389,705
01/01/2019 to 12/31/2019	$15.27466	$20.58850	328,882
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$20.21200	$19.54274	450,492
01/01/2013 to 12/31/2013	$19.54274	$23.90750	337,467
01/01/2014 to 12/31/2014	$23.90750	$21.01097	302,922
01/01/2015 to 12/31/2015	$21.01097	$15.87470	243,704
01/01/2016 to 12/31/2016	$15.87470	$19.43860	263,612
01/01/2017 to 12/31/2017	$19.43860	$18.55872	191,496
01/01/2018 to 12/31/2018	$18.55872	$14.59704	174,734
01/01/2019 to 12/31/2019	$14.59704	$15.61836	147,313

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$9.09392	$9.67547	110,208
01/01/2013 to 12/31/2013	$9.67547	$12.55733	93,992
01/01/2014 to 12/31/2014	$12.55733	$14.77853	128,103
01/01/2015 to 12/31/2015	$14.77853	$15.21909	92,771
01/01/2016 to 12/31/2016	$15.21909	$14.44629	68,380
01/01/2017 to 12/31/2017	$14.44629	$15.71996	43,537
01/01/2018 to 12/31/2018	$15.71996	$14.53796	43,423
01/01/2019 to 12/31/2019	$14.53796	$16.34713	33,337
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$17.41630	$15.11855	773,197
01/01/2013 to 12/31/2013	$15.11855	$9.25028	569,501
01/01/2014 to 12/31/2014	$9.25028	$6.94397	508,827
01/01/2015 to 12/31/2015	$6.94397	$4.59742	441,937
01/01/2016 to 12/31/2016	$4.59742	$7.06359	440,462
01/01/2017 to 12/31/2017	$7.06359	$7.33255	375,893
01/01/2018 to 12/31/2018	$7.33255	$6.25559	318,802
01/01/2019 to 12/31/2019	$6.25559	$9.00411	313,174
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.53884	$20.41077	168,090
01/01/2013 to 12/31/2013	$20.41077	$20.14362	122,601
01/01/2014 to 12/31/2014	$20.14362	$24.83043	126,003
01/01/2015 to 12/31/2015	$24.83043	$24.56213	89,163
01/01/2016 to 12/31/2016	$24.56213	$25.60553	79,902
01/01/2017 to 12/31/2017	$25.60553	$27.28029	65,677
01/01/2018 to 12/31/2018	$27.28029	$25.36395	64,689
01/01/2019 to 12/31/2019	$25.36395	$31.70080	55,481
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$2.70480	$2.29514	612,803
01/01/2013 to 12/31/2013	$2.29514	$2.63584	1,047,027
01/01/2014 to 12/31/2014	$2.63584	$1.81244	837,835
01/01/2015 to 12/31/2015	$1.81244	$1.75868	582,960
01/01/2016 to 12/31/2016	$1.75868	$1.64466	582,981
01/01/2017 to 12/31/2017	$1.64466	$1.42863	474,693
01/01/2018 to 12/31/2018	$1.42863	$1.46713	477,870
01/01/2019 to 12/31/2019	$1.46713	$1.19464	287,069
ProFund VP Semiconductor
04/02/2012 to 12/31/2012	$7.25104	$5.92511	59,110
01/01/2013 to 12/31/2013	$5.92511	$7.79782	53,730
01/01/2014 to 12/31/2014	$7.79782	$10.34349	144,359
01/01/2015 to 12/31/2015	$10.34349	$9.90535	67,830
01/01/2016 to 12/31/2016	$9.90535	$12.47326	66,575
01/01/2017 to 12/31/2017	$12.47326	$16.67208	78,532
01/01/2018 to 12/31/2018	$16.67208	$14.75544	48,913
01/01/2019 to 12/31/2019	$14.75544	$21.79062	50,399
ProFund VP Short Mid-Cap
04/02/2012 to 12/31/2012	$3.73475	$3.45054	26,619
01/01/2013 to 12/31/2013	$3.45054	$2.45983	15,178
01/01/2014 to 12/31/2014	$2.45983	$2.12371	24,192
01/01/2015 to 12/31/2015	$2.12371	$2.05816	49,228
01/01/2016 to 12/31/2016	$2.05816	$1.61971	148,266
01/01/2017 to 12/31/2017	$1.61971	$1.35982	12,280
01/01/2018 to 12/31/2018	$1.35982	$1.48777	45,503
01/01/2019 to 12/31/2019	$1.48777	$1.15649	2,366

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$2.38077	$2.36279	315,374
01/01/2013 to 12/31/2013	$2.36279	$1.64460	227,563
01/01/2014 to 12/31/2014	$1.64460	$1.30729	221,471
01/01/2015 to 12/31/2015	$1.30729	$1.12079	444,706
01/01/2016 to 12/31/2016	$1.12079	$0.99393	404,277
01/01/2017 to 12/31/2017	$0.99393	$0.73255	224,573
01/01/2018 to 12/31/2018	$0.73255	$0.70128	209,695
01/01/2019 to 12/31/2019	$0.70128	$0.49751	247,125
ProFund VP Short Small-Cap
04/02/2012 to 12/31/2012	$3.62131	$3.35238	80,090
01/01/2013 to 12/31/2013	$3.35238	$2.27251	24,418
01/01/2014 to 12/31/2014	$2.27251	$2.03386	87,144
01/01/2015 to 12/31/2015	$2.03386	$1.98897	60,155
01/01/2016 to 12/31/2016	$1.98897	$1.53767	36,292
01/01/2017 to 12/31/2017	$1.53767	$1.30091	16,993
01/01/2018 to 12/31/2018	$1.30091	$1.41593	143,397
01/01/2019 to 12/31/2019	$1.41593	$1.10600	27,621
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$15.71368	$15.61158	459,225
01/01/2013 to 12/31/2013	$15.61158	$21.61571	509,715
01/01/2014 to 12/31/2014	$21.61571	$21.77626	305,003
01/01/2015 to 12/31/2015	$21.77626	$21.72319	246,897
01/01/2016 to 12/31/2016	$21.72319	$25.75396	203,757
01/01/2017 to 12/31/2017	$25.75396	$28.68774	139,893
01/01/2018 to 12/31/2018	$28.68774	$26.65814	106,653
01/01/2019 to 12/31/2019	$26.65814	$31.30991	95,199
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$12.71074	$12.83519	301,394
01/01/2013 to 12/31/2013	$12.83519	$17.42360	229,804
01/01/2014 to 12/31/2014	$17.42360	$18.17846	175,286
01/01/2015 to 12/31/2015	$18.17846	$16.44019	118,922
01/01/2016 to 12/31/2016	$16.44019	$20.87537	145,258
01/01/2017 to 12/31/2017	$20.87537	$22.58294	101,519
01/01/2018 to 12/31/2018	$22.58294	$19.09991	108,946
01/01/2019 to 12/31/2019	$19.09991	$23.08190	76,158
ProFund VP Technology
04/02/2012 to 12/31/2012	$6.64832	$5.91023	351,310
01/01/2013 to 12/31/2013	$5.91023	$7.29569	285,647
01/01/2014 to 12/31/2014	$7.29569	$8.49662	229,910
01/01/2015 to 12/31/2015	$8.49662	$8.57888	263,187
01/01/2016 to 12/31/2016	$8.57888	$9.50323	246,734
01/01/2017 to 12/31/2017	$9.50323	$12.66758	236,084
01/01/2018 to 12/31/2018	$12.66758	$12.20261	232,878
01/01/2019 to 12/31/2019	$12.20261	$17.46824	240,836
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$5.28453	$5.87296	168,246
01/01/2013 to 12/31/2013	$5.87296	$6.48963	103,745
01/01/2014 to 12/31/2014	$6.48963	$6.43497	84,708
01/01/2015 to 12/31/2015	$6.43497	$6.44143	61,881
01/01/2016 to 12/31/2016	$6.44143	$7.72698	132,673
01/01/2017 to 12/31/2017	$7.72698	$7.45734	62,128
01/01/2018 to 12/31/2018	$7.45734	$6.24185	54,917
01/01/2019 to 12/31/2019	$6.24185	$7.06345	37,176

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$17.72375	$19.55408	302,800
01/01/2013 to 12/31/2013	$19.55408	$15.59525	196,008
01/01/2014 to 12/31/2014	$15.59525	$20.97283	215,068
01/01/2015 to 12/31/2015	$20.97283	$19.51259	205,939
01/01/2016 to 12/31/2016	$19.51259	$19.18100	143,935
01/01/2017 to 12/31/2017	$19.18100	$20.70758	90,603
01/01/2018 to 12/31/2018	$20.70758	$19.30891	99,674
01/01/2019 to 12/31/2019	$19.30891	$22.50764	107,413
ProFund VP UltraBull
04/02/2012 to 12/31/2012	$6.58712	$6.59191	433,163
01/01/2013 to 12/31/2013	$6.59191	$10.92279	438,877
01/01/2014 to 12/31/2014	$10.92279	$13.27270	362,615
01/01/2015 to 12/31/2015	$13.27270	$12.70956	254,644
01/01/2016 to 12/31/2016	$12.70956	$14.86314	256,564
01/01/2017 to 12/31/2017	$14.86314	$20.66725	230,313
01/01/2018 to 12/31/2018	$20.66725	$17.21665	186,965
01/01/2019 to 12/31/2019	$17.21665	$27.18973	161,371
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$13.52432	$13.76824	289,162
01/01/2013 to 12/31/2013	$13.76824	$23.16168	222,686
01/01/2014 to 12/31/2014	$23.16168	$26.34124	248,155
01/01/2015 to 12/31/2015	$26.34124	$23.59630	220,263
01/01/2016 to 12/31/2016	$23.59630	$32.08770	214,142
01/01/2017 to 12/31/2017	$32.08770	$40.77052	118,805
01/01/2018 to 12/31/2018	$40.77052	$29.43561	69,670
01/01/2019 to 12/31/2019	$29.43561	$42.89374	66,868
ProFund VP UltraNASDAQ-100
04/02/2012 to 12/31/2012	$1.82855	$1.62619	7,106,264
01/01/2013 to 12/31/2013	$1.62619	$2.87085	5,839,205
01/01/2014 to 12/31/2014	$2.87085	$3.84513	4,192,861
01/01/2015 to 12/31/2015	$3.84513	$4.30699	3,600,780
01/01/2016 to 12/31/2016	$4.30699	$4.61307	2,571,753
01/01/2017 to 12/31/2017	$4.61307	$7.65691	2,257,574
01/01/2018 to 12/31/2018	$7.65691	$6.82195	1,903,509
01/01/2019 to 12/31/2019	$6.82195	$12.08514	1,649,763
ProFund VP UltraSmall-Cap
04/02/2012 to 12/31/2012	$8.68328	$8.67698	352,295
01/01/2013 to 12/31/2013	$8.67698	$15.96970	310,553
01/01/2014 to 12/31/2014	$15.96970	$16.59306	235,139
01/01/2015 to 12/31/2015	$16.59306	$14.23782	168,071
01/01/2016 to 12/31/2016	$14.23782	$19.59741	156,909
01/01/2017 to 12/31/2017	$19.59741	$24.19325	139,145
01/01/2018 to 12/31/2018	$24.19325	$17.42346	121,208
01/01/2019 to 12/31/2019	$17.42346	$25.31060	109,206
ProFund VP Utilities
04/02/2012 to 12/31/2012	$11.55964	$11.60869	391,285
01/01/2013 to 12/31/2013	$11.60869	$12.97004	324,139
01/01/2014 to 12/31/2014	$12.97004	$16.09872	380,357
01/01/2015 to 12/31/2015	$16.09872	$14.85695	265,822
01/01/2016 to 12/31/2016	$14.85695	$16.85807	241,042
01/01/2017 to 12/31/2017	$16.85807	$18.39135	220,481
01/01/2018 to 12/31/2018	$18.39135	$18.65545	206,123
01/01/2019 to 12/31/2019	$18.65545	$22.60206	193,180

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
04/02/2012 to 12/31/2012	$12.45581	$12.82170	236,053
01/01/2013 to 12/31/2013	$12.82170	$15.02756	211,079
01/01/2014 to 12/31/2014	$15.02756	$13.97042	165,203
01/01/2015 to 12/31/2015	$13.97042	$14.23859	145,062
01/01/2016 to 12/31/2016	$14.23859	$13.53676	117,774
01/01/2017 to 12/31/2017	$13.53676	$18.12799	117,853
01/01/2018 to 12/31/2018	$18.12799	$15.58293	98,325
01/01/2019 to 12/31/2019	$15.58293	$20.34032	89,383
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.25064	$14.40065	412,613
01/01/2013 to 12/31/2013	$14.40065	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982
01/01/2018 to 12/31/2018	$20.10407	$16.47931	179,424
01/01/2019 to 12/31/2019	$16.47931	$18.76753	153,850
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$11.51049	$11.38028	775,472
01/01/2013 to 12/31/2013	$11.38028	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484
01/01/2018 to 12/31/2018	$21.39200	$21.20034	322,384
01/01/2019 to 12/31/2019	$21.20034	$28.72041	293,847
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.36308	$12.32913	429,179
01/01/2013 to 12/31/2013	$12.32913	$18.30239	361,409
01/01/2014 to 12/31/2014	$18.30239	$17.74397	302,822
01/01/2015 to 12/31/2015	$17.74397	$17.03453	280,595
01/01/2016 to 12/31/2016	$17.03453	$18.15784	226,641
01/01/2017 to 12/31/2017	$18.15784	$22.58425	196,413
01/01/2018 to 12/31/2018	$22.58425	$22.59456	180,254
01/01/2019 to 12/31/2019	$22.59456	$27.91719	159,006
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps Cliff M&E (1.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.05839	$14.40546	2,180
01/01/2013 to 12/31/2013	$14.40546	$15.61266	2,340
01/01/2014 to 12/31/2014	$15.61266	$15.97383	2,320
01/01/2015 to 12/31/2015	$15.97383	$15.23550	2,016
01/01/2016 to 12/31/2016	$15.23550	$15.96631	1,955
01/01/2017 to 12/31/2017	$15.96631	$17.71563	213,634
01/01/2018 to 12/31/2018	$17.71563	$16.03713	191,239
01/01/2019 to 12/31/2019	$16.03713	$18.34205	461,698
AST Advanced Strategies Portfolio
04/02/2012 to 12/31/2012	$15.03532	$15.43591	10,174
01/01/2013 to 12/31/2013	$15.43591	$17.73076	6,222
01/01/2014 to 12/31/2014	$17.73076	$18.54093	6,168
01/01/2015 to 12/31/2015	$18.54093	$18.41874	5,933
01/01/2016 to 12/31/2016	$18.41874	$19.44215	4,165
01/01/2017 to 12/31/2017	$19.44215	$22.40420	269,309
01/01/2018 to 12/31/2018	$22.40420	$20.77798	291,362
01/01/2019 to 12/31/2019	$20.77798	$24.95282	518,437
AST AllianzGI World Trends Portfolio
04/02/2012 to 12/31/2012	$13.87497	$13.90493	0
01/01/2013 to 12/31/2013	$13.90493	$15.40787	0
01/01/2014 to 12/31/2014	$15.40787	$15.96490	0
01/01/2015 to 12/31/2015	$15.96490	$15.70721	2,779
01/01/2016 to 12/31/2016	$15.70721	$16.22525	0
01/01/2017 to 12/31/2017	$16.22525	$18.58625	374,801
01/01/2018 to 12/31/2018	$18.58625	$16.86784	282,122
01/01/2019 to 12/31/2019	$16.86784	$19.62342	465,558
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99880	$11.65345	0
01/01/2014 to 12/31/2014	$11.65345	$12.99683	0
01/01/2015 to 12/31/2015	$12.99683	$13.02954	0
01/01/2016 to 12/31/2016	$13.02954	$14.21532	0
01/01/2017 to 12/31/2017	$14.21532	$17.11078	0
01/01/2018 to 12/31/2018	$17.11078	$15.48975	0
01/01/2019 to 12/31/2019	$15.48975	$18.71193	0
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.27831	$14.44291	230
01/01/2013 to 12/31/2013	$14.44291	$16.74538	3,006
01/01/2014 to 12/31/2014	$16.74538	$17.57885	2,980
01/01/2015 to 12/31/2015	$17.57885	$17.40646	2,954
01/01/2016 to 12/31/2016	$17.40646	$18.23504	214
01/01/2017 to 12/31/2017	$18.23504	$20.65002	659,026
01/01/2018 to 12/31/2018	$20.65002	$19.34489	832,772
01/01/2019 to 12/31/2019	$19.34489	$22.76613	1,380,082

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Global Strategies Portfolio
04/02/2012 to 12/31/2012	$9.83579	$10.12248	5,914
01/01/2013 to 12/31/2013	$10.12248	$11.05845	4,104
01/01/2014 to 12/31/2014	$11.05845	$11.43155	4,073
01/01/2015 to 12/31/2015	$11.43155	$10.92772	4,040
01/01/2016 to 12/31/2016	$10.92772	$11.51917	0
01/01/2017 to 12/31/2017	$11.51917	$12.78423	71,040
01/01/2018 to 12/31/2018	$12.78423	$11.93277	41,573
01/01/2019 to 12/31/2019	$11.93277	$13.83193	59,527
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$10.96527	$11.20709	543
01/01/2013 to 12/31/2013	$11.20709	$10.80435	638
01/01/2014 to 12/31/2014	$10.80435	$10.63748	188
01/01/2015 to 12/31/2015	$10.63748	$10.53398	185
01/01/2016 to 12/31/2016	$10.53398	$10.55175	192
01/01/2017 to 12/31/2017	$10.55175	$10.57674	35,833
01/01/2018 to 12/31/2018	$10.57674	$10.50020	45,311
01/01/2019 to 12/31/2019	$10.50020	$10.82621	72,844
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$12.27484	$12.90561	10,044
01/01/2013 to 12/31/2013	$12.90561	$12.48478	6,046
01/01/2014 to 12/31/2014	$12.48478	$12.82441	5,649
01/01/2015 to 12/31/2015	$12.82441	$12.37205	5,750
01/01/2016 to 12/31/2016	$12.37205	$12.70850	4,343
01/01/2017 to 12/31/2017	$12.70850	$13.07105	424,426
01/01/2018 to 12/31/2018	$13.07105	$12.79546	409,721
01/01/2019 to 12/31/2019	$12.79546	$13.77327	769,553
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.83753	$14.88548	11,514
01/01/2013 to 12/31/2013	$14.88548	$17.99682	7,030
01/01/2014 to 12/31/2014	$17.99682	$18.97650	6,525
01/01/2015 to 12/31/2015	$18.97650	$18.80107	6,456
01/01/2016 to 12/31/2016	$18.80107	$19.79575	9,850
01/01/2017 to 12/31/2017	$19.79575	$22.99968	412,390
01/01/2018 to 12/31/2018	$22.99968	$21.25514	517,892
01/01/2019 to 12/31/2019	$21.25514	$25.60712	1,348,193
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99880	$11.68327	0
01/01/2014 to 12/31/2014	$11.68327	$13.08084	0
01/01/2015 to 12/31/2015	$13.08084	$12.43077	0
01/01/2016 to 12/31/2016	$12.43077	$14.07561	0
01/01/2017 to 12/31/2017	$14.07561	$16.42486	15,922
01/01/2018 to 12/31/2018	$16.42486	$15.41414	16,169
01/01/2019 to 12/31/2019	$15.41414	$19.90457	26,212
AST Cohen & Steers Global Realty Portfolio
04/02/2012 to 12/31/2012	$17.45656	$19.38643	276
01/01/2013 to 12/31/2013	$19.38643	$19.93595	394
01/01/2014 to 12/31/2014	$19.93595	$22.38234	371
01/01/2015 to 12/31/2015	$22.38234	$22.03804	373
01/01/2016 to 12/31/2016	$22.03804	$21.91354	0
01/01/2017 to 12/31/2017	$21.91354	$23.94767	8,372
01/01/2018 to 12/31/2018	$23.94767	$22.48719	8,797
01/01/2019 to 12/31/2019	$22.48719	$27.72941	18,809

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$21.40782	$22.06904	76
01/01/2013 to 12/31/2013	$22.06904	$22.43055	81
01/01/2014 to 12/31/2014	$22.43055	$28.93892	65
01/01/2015 to 12/31/2015	$28.93892	$29.90074	62
01/01/2016 to 12/31/2016	$29.90074	$30.88687	63
01/01/2017 to 12/31/2017	$30.88687	$32.34123	3,380
01/01/2018 to 12/31/2018	$32.34123	$30.35441	5,619
01/01/2019 to 12/31/2019	$30.35441	$39.25254	13,489
AST Fidelity Institutional AM® Quantitative Portfolio
04/02/2012 to 12/31/2012	$14.41244	$14.72950	6,180
01/01/2013 to 12/31/2013	$14.72950	$16.65858	895
01/01/2014 to 12/31/2014	$16.65858	$16.93441	892
01/01/2015 to 12/31/2015	$16.93441	$16.85425	878
01/01/2016 to 12/31/2016	$16.85425	$17.31680	863
01/01/2017 to 12/31/2017	$17.31680	$19.87745	154,659
01/01/2018 to 12/31/2018	$19.87745	$18.07069	202,157
01/01/2019 to 12/31/2019	$18.07069	$21.37047	441,845
AST Goldman Sachs Multi-Asset Portfolio
04/02/2012 to 12/31/2012	$13.89979	$13.93865	0
01/01/2013 to 12/31/2013	$13.93865	$15.08564	0
01/01/2014 to 12/31/2014	$15.08564	$15.46773	0
01/01/2015 to 12/31/2015	$15.46773	$15.10478	0
01/01/2016 to 12/31/2016	$15.10478	$15.66874	0
01/01/2017 to 12/31/2017	$15.66874	$17.33892	205,304
01/01/2018 to 12/31/2018	$17.33892	$15.88023	251,261
01/01/2019 to 12/31/2019	$15.88023	$18.15742	462,711
AST Goldman Sachs Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.97732	$18.21976	662
01/01/2013 to 12/31/2013	$18.21976	$24.92467	555
01/01/2014 to 12/31/2014	$24.92467	$26.33127	336
01/01/2015 to 12/31/2015	$26.33127	$24.52367	409
01/01/2016 to 12/31/2016	$24.52367	$30.04469	361
01/01/2017 to 12/31/2017	$30.04469	$33.21896	25,882
01/01/2018 to 12/31/2018	$33.21896	$28.13064	32,694
01/01/2019 to 12/31/2019	$28.13064	$33.99812	61,900
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$9.59292	$9.48932	4,146
01/01/2013 to 12/31/2013	$9.48932	$9.35139	1,741
01/01/2014 to 12/31/2014	$9.35139	$9.21607	26,616
01/01/2015 to 12/31/2015	$9.21607	$9.08227	13,817
01/01/2016 to 12/31/2016	$9.08227	$8.95090	2,002
01/01/2017 to 12/31/2017	$8.95090	$8.85147	41,349
01/01/2018 to 12/31/2018	$8.85147	$8.83584	88,957
01/01/2019 to 12/31/2019	$8.83584	$8.85497	134,126
AST High Yield Portfolio
04/02/2012 to 12/31/2012	$14.95289	$16.04234	9,037
01/01/2013 to 12/31/2013	$16.04234	$16.94488	13,411
01/01/2014 to 12/31/2014	$16.94488	$17.12636	278
01/01/2015 to 12/31/2015	$17.12636	$16.27662	6,452
01/01/2016 to 12/31/2016	$16.27662	$18.51075	261
01/01/2017 to 12/31/2017	$18.51075	$19.60602	34,979
01/01/2018 to 12/31/2018	$19.60602	$18.93642	34,910
01/01/2019 to 12/31/2019	$18.93642	$21.51710	52,960

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.02273	$15.51082	0
01/01/2013 to 12/31/2013	$15.51082	$21.37907	0
01/01/2014 to 12/31/2014	$21.37907	$23.96539	0
01/01/2015 to 12/31/2015	$23.96539	$21.76727	0
01/01/2016 to 12/31/2016	$21.76727	$25.71834	933
01/01/2017 to 12/31/2017	$25.71834	$30.21090	15,814
01/01/2018 to 12/31/2018	$30.21090	$25.55720	18,519
01/01/2019 to 12/31/2019	$25.55720	$32.62256	43,022
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$15.02132	$15.30804	662
01/01/2013 to 12/31/2013	$15.30804	$17.96101	620
01/01/2014 to 12/31/2014	$17.96101	$16.72271	675
01/01/2015 to 12/31/2015	$16.72271	$16.99908	648
01/01/2016 to 12/31/2016	$16.99908	$16.12010	723
01/01/2017 to 12/31/2017	$16.12010	$21.51511	17,298
01/01/2018 to 12/31/2018	$21.51511	$18.37506	18,598
01/01/2019 to 12/31/2019	$18.37506	$23.92358	44,274
AST International Value Portfolio
04/02/2012 to 12/31/2012	$13.90274	$14.27443	0
01/01/2013 to 12/31/2013	$14.27443	$16.80592	0
01/01/2014 to 12/31/2014	$16.80592	$15.45204	0
01/01/2015 to 12/31/2015	$15.45204	$15.35243	0
01/01/2016 to 12/31/2016	$15.35243	$15.21805	0
01/01/2017 to 12/31/2017	$15.21805	$18.41932	22,999
01/01/2018 to 12/31/2018	$18.41932	$15.22190	30,689
01/01/2019 to 12/31/2019	$15.22190	$18.00490	40,681
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$13.38884	$14.21055	7,000
01/01/2013 to 12/31/2013	$14.21055	$13.55893	3,285
01/01/2014 to 12/31/2014	$13.55893	$14.26152	2,091
01/01/2015 to 12/31/2015	$14.26152	$14.21954	2,521
01/01/2016 to 12/31/2016	$14.21954	$14.60293	2,936
01/01/2017 to 12/31/2017	$14.60293	$15.01233	548,421
01/01/2018 to 12/31/2018	$15.01233	$14.75401	2,219,031
01/01/2019 to 12/31/2019	$14.75401	$16.17296	2,383,314
AST J.P. Morgan Global Thematic Portfolio
04/02/2012 to 12/31/2012	$15.00531	$15.13238	0
01/01/2013 to 12/31/2013	$15.13238	$17.34108	0
01/01/2014 to 12/31/2014	$17.34108	$18.17726	0
01/01/2015 to 12/31/2015	$18.17726	$17.72606	0
01/01/2016 to 12/31/2016	$17.72606	$18.38094	0
01/01/2017 to 12/31/2017	$18.38094	$21.18657	103,317
01/01/2018 to 12/31/2018	$21.18657	$19.33870	94,414
01/01/2019 to 12/31/2019	$19.33870	$22.76130	142,888
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$14.76295	$15.50339	0
01/01/2013 to 12/31/2013	$15.50339	$17.62553	0
01/01/2014 to 12/31/2014	$17.62553	$16.26429	0
01/01/2015 to 12/31/2015	$16.26429	$15.58049	0
01/01/2016 to 12/31/2016	$15.58049	$15.65166	0
01/01/2017 to 12/31/2017	$15.65166	$19.99616	48,190
01/01/2018 to 12/31/2018	$19.99616	$16.26242	43,463
01/01/2019 to 12/31/2019	$16.26242	$20.38958	89,869

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.03613	$13.35596	1,126
01/01/2013 to 12/31/2013	$13.35596	$14.61442	4,714
01/01/2014 to 12/31/2014	$14.61442	$15.18731	4,338
01/01/2015 to 12/31/2015	$15.18731	$14.93978	4,115
01/01/2016 to 12/31/2016	$14.93978	$15.28867	646
01/01/2017 to 12/31/2017	$15.28867	$16.89703	176,725
01/01/2018 to 12/31/2018	$16.89703	$15.79718	137,024
01/01/2019 to 12/31/2019	$15.79718	$17.84244	331,699
AST Jennison Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$13.39629	$12.71633	0
01/01/2013 to 12/31/2013	$12.71633	$17.10531	0
01/01/2014 to 12/31/2014	$17.10531	$18.45945	0
01/01/2015 to 12/31/2015	$18.45945	$20.12637	0
01/01/2016 to 12/31/2016	$20.12637	$19.54470	0
01/01/2017 to 12/31/2017	$19.54470	$26.16352	8,289
01/01/2018 to 12/31/2018	$26.16352	$25.36669	14,203
01/01/2019 to 12/31/2019	$25.36669	$33.14924	24,801
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.11543	$16.28062	0
01/01/2013 to 12/31/2013	$16.28062	$21.91871	0
01/01/2014 to 12/31/2014	$21.91871	$23.88844	880
01/01/2015 to 12/31/2015	$23.88844	$25.91320	789
01/01/2016 to 12/31/2016	$25.91320	$26.96231	318
01/01/2017 to 12/31/2017	$26.96231	$35.33842	33,933
01/01/2018 to 12/31/2018	$35.33842	$33.88731	31,917
01/01/2019 to 12/31/2019	$33.88731	$43.95943	72,356
AST MFS Global Equity Portfolio
04/02/2012 to 12/31/2012	$16.26027	$17.16141	924
01/01/2013 to 12/31/2013	$17.16141	$21.58621	980
01/01/2014 to 12/31/2014	$21.58621	$22.04553	749
01/01/2015 to 12/31/2015	$22.04553	$21.40744	751
01/01/2016 to 12/31/2016	$21.40744	$22.59808	178
01/01/2017 to 12/31/2017	$22.59808	$27.58078	26,179
01/01/2018 to 12/31/2018	$27.58078	$24.58233	28,804
01/01/2019 to 12/31/2019	$24.58233	$31.48335	69,701
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99880	$10.33798	0
01/01/2013 to 12/31/2013	$10.33798	$12.11508	0
01/01/2014 to 12/31/2014	$12.11508	$12.55296	0
01/01/2015 to 12/31/2015	$12.55296	$12.21738	0
01/01/2016 to 12/31/2016	$12.21738	$12.56089	0
01/01/2017 to 12/31/2017	$12.56089	$14.42086	29,830
01/01/2018 to 12/31/2018	$14.42086	$13.03473	56,576
01/01/2019 to 12/31/2019	$13.03473	$15.76977	86,100
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$15.40287	$15.33198	510
01/01/2013 to 12/31/2013	$15.33198	$20.65597	452
01/01/2014 to 12/31/2014	$20.65597	$22.12961	184
01/01/2015 to 12/31/2015	$22.12961	$23.38537	170
01/01/2016 to 12/31/2016	$23.38537	$23.48749	169
01/01/2017 to 12/31/2017	$23.48749	$30.25593	23,112
01/01/2018 to 12/31/2018	$30.25593	$30.45591	25,696
01/01/2019 to 12/31/2019	$30.45591	$41.35340	36,552

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99880	$10.20448	0
01/01/2013 to 12/31/2013	$10.20448	$13.52650	0
01/01/2014 to 12/31/2014	$13.52650	$14.69236	0
01/01/2015 to 12/31/2015	$14.69236	$14.37452	0
01/01/2016 to 12/31/2016	$14.37452	$16.07120	0
01/01/2017 to 12/31/2017	$16.07120	$18.58516	9,313
01/01/2018 to 12/31/2018	$18.58516	$16.45520	7,260
01/01/2019 to 12/31/2019	$16.45520	$20.97568	15,172
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.93946	$18.02411	948
01/01/2013 to 12/31/2013	$18.02411	$23.48091	922
01/01/2014 to 12/31/2014	$23.48091	$25.80802	568
01/01/2015 to 12/31/2015	$25.80802	$23.98772	584
01/01/2016 to 12/31/2016	$23.98772	$24.02937	248
01/01/2017 to 12/31/2017	$24.02937	$30.09747	46,827
01/01/2018 to 12/31/2018	$30.09747	$28.36881	49,654
01/01/2019 to 12/31/2019	$28.36881	$36.38817	93,972
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.22429	$18.58806	270
01/01/2013 to 12/31/2013	$18.58806	$26.01373	213
01/01/2014 to 12/31/2014	$26.01373	$29.28978	193
01/01/2015 to 12/31/2015	$29.28978	$27.23801	250
01/01/2016 to 12/31/2016	$27.23801	$31.73734	227
01/01/2017 to 12/31/2017	$31.73734	$35.59132	18,355
01/01/2018 to 12/31/2018	$35.59132	$29.30530	21,619
01/01/2019 to 12/31/2019	$29.30530	$34.94967	46,249
AST Parametric Emerging Markets Equity Portfolio
04/02/2012 to 12/31/2012	$16.08642	$16.34933	0
01/01/2013 to 12/31/2013	$16.34933	$16.14818	0
01/01/2014 to 12/31/2014	$16.14818	$15.16880	0
01/01/2015 to 12/31/2015	$15.16880	$12.44838	0
01/01/2016 to 12/31/2016	$12.44838	$13.78468	0
01/01/2017 to 12/31/2017	$13.78468	$17.16874	45,311
01/01/2018 to 12/31/2018	$17.16874	$14.54192	33,620
01/01/2019 to 12/31/2019	$14.54192	$16.24411	74,174
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.43044	$13.75126	240
01/01/2013 to 12/31/2013	$13.75126	$14.80021	254
01/01/2014 to 12/31/2014	$14.80021	$15.42794	252
01/01/2015 to 12/31/2015	$15.42794	$15.22608	248
01/01/2016 to 12/31/2016	$15.22608	$15.83488	242
01/01/2017 to 12/31/2017	$15.83488	$17.18667	592,750
01/01/2018 to 12/31/2018	$17.18667	$16.45508	514,201
01/01/2019 to 12/31/2019	$16.45508	$18.60681	1,040,322
AST Prudential Core Bond Portfolio
04/02/2012 to 12/31/2012	$10.18489	$10.63379	0
01/01/2013 to 12/31/2013	$10.63379	$10.23720	0
01/01/2014 to 12/31/2014	$10.23720	$10.70023	0
01/01/2015 to 12/31/2015	$10.70023	$10.51684	0
01/01/2016 to 12/31/2016	$10.51684	$10.80093	1,404
01/01/2017 to 12/31/2017	$10.80093	$11.24833	30,678
01/01/2018 to 12/31/2018	$11.24833	$10.99421	43,925
01/01/2019 to 12/31/2019	$10.99421	$11.89170	130,151

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
04/02/2012 to 12/31/2012	$14.58989	$14.72797	11,725
01/01/2013 to 12/31/2013	$14.72797	$16.98570	9,653
01/01/2014 to 12/31/2014	$16.98570	$18.27897	9,557
01/01/2015 to 12/31/2015	$18.27897	$17.90358	11,474
01/01/2016 to 12/31/2016	$17.90358	$19.42551	13,301
01/01/2017 to 12/31/2017	$19.42551	$22.22609	872,597
01/01/2018 to 12/31/2018	$22.22609	$20.23841	970,346
01/01/2019 to 12/31/2019	$20.23841	$23.77015	1,840,334
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99880	$11.69306	0
01/01/2014 to 12/31/2014	$11.69306	$13.27988	0
01/01/2015 to 12/31/2015	$13.27988	$13.28923	0
01/01/2016 to 12/31/2016	$13.28923	$14.51867	0
01/01/2017 to 12/31/2017	$14.51867	$17.37243	0
01/01/2018 to 12/31/2018	$17.37243	$15.89493	238
01/01/2019 to 12/31/2019	$15.89493	$19.61010	226
AST QMA US Equity Alpha Portfolio
04/02/2012 to 12/31/2012	$17.18453	$17.40683	150
01/01/2013 to 12/31/2013	$17.40683	$22.71732	173
01/01/2014 to 12/31/2014	$22.71732	$26.24172	161
01/01/2015 to 12/31/2015	$26.24172	$26.65747	221
01/01/2016 to 12/31/2016	$26.65747	$30.17195	1,604
01/01/2017 to 12/31/2017	$30.17195	$36.35205	15,276
01/01/2018 to 12/31/2018	$36.35205	$32.87871	21,391
01/01/2019 to 12/31/2019	$32.87871	$40.32931	34,143
AST Quantitative Modeling Portfolio
04/02/2012 to 12/31/2012	$9.84570	$9.93848	0
01/01/2013 to 12/31/2013	$9.93848	$11.98816	0
01/01/2014 to 12/31/2014	$11.98816	$12.58230	0
01/01/2015 to 12/31/2015	$12.58230	$12.41851	0
01/01/2016 to 12/31/2016	$12.41851	$13.01243	0
01/01/2017 to 12/31/2017	$13.01243	$15.15701	0
01/01/2018 to 12/31/2018	$15.15701	$13.96104	0
01/01/2019 to 12/31/2019	$13.96104	$16.67612	5,329
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$18.20710	$17.25717	308
01/01/2013 to 12/31/2013	$17.25717	$23.94780	335
01/01/2014 to 12/31/2014	$23.94780	$24.76663	346
01/01/2015 to 12/31/2015	$24.76663	$24.73336	328
01/01/2016 to 12/31/2016	$24.73336	$26.25220	0
01/01/2017 to 12/31/2017	$26.25220	$33.03673	17,384
01/01/2018 to 12/31/2018	$33.03673	$29.02497	17,987
01/01/2019 to 12/31/2019	$29.02497	$39.03964	38,455
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.95377	$19.12968	0
01/01/2013 to 12/31/2013	$19.12968	$25.48345	0
01/01/2014 to 12/31/2014	$25.48345	$26.07311	0
01/01/2015 to 12/31/2015	$26.07311	$25.89686	0
01/01/2016 to 12/31/2016	$25.89686	$28.60422	0
01/01/2017 to 12/31/2017	$28.60422	$34.93250	10,439
01/01/2018 to 12/31/2018	$34.93250	$31.53024	15,457
01/01/2019 to 12/31/2019	$31.53024	$40.43239	29,986

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.10418	$17.41211	0
01/01/2013 to 12/31/2013	$17.41211	$23.57749	0
01/01/2014 to 12/31/2014	$23.57749	$24.45978	0
01/01/2015 to 12/31/2015	$24.45978	$23.06612	0
01/01/2016 to 12/31/2016	$23.06612	$29.37095	255
01/01/2017 to 12/31/2017	$29.37095	$31.07283	10,076
01/01/2018 to 12/31/2018	$31.07283	$25.39136	6,113
01/01/2019 to 12/31/2019	$25.39136	$30.52319	18,459
AST T. Rowe Price Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.71953	$15.07160	633
01/01/2013 to 12/31/2013	$15.07160	$17.35339	3,233
01/01/2014 to 12/31/2014	$17.35339	$18.10737	3,207
01/01/2015 to 12/31/2015	$18.10737	$17.85242	4,657
01/01/2016 to 12/31/2016	$17.85242	$18.92136	5,577
01/01/2017 to 12/31/2017	$18.92136	$21.52088	343,549
01/01/2018 to 12/31/2018	$21.52088	$20.07747	438,452
01/01/2019 to 12/31/2019	$20.07747	$23.91066	818,560
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.54923	$16.93303	0
01/01/2013 to 12/31/2013	$16.93303	$24.03450	0
01/01/2014 to 12/31/2014	$24.03450	$25.66278	0
01/01/2015 to 12/31/2015	$25.66278	$27.71447	0
01/01/2016 to 12/31/2016	$27.71447	$28.05039	0
01/01/2017 to 12/31/2017	$28.05039	$38.11816	38,656
01/01/2018 to 12/31/2018	$38.11816	$39.01490	42,463
01/01/2019 to 12/31/2019	$39.01490	$49.30346	77,106
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.61319	$15.55791	0
01/01/2013 to 12/31/2013	$15.55791	$20.64173	0
01/01/2014 to 12/31/2014	$20.64173	$20.65942	0
01/01/2015 to 12/31/2015	$20.65942	$19.12527	0
01/01/2016 to 12/31/2016	$19.12527	$20.00372	0
01/01/2017 to 12/31/2017	$20.00372	$22.97763	28,700
01/01/2018 to 12/31/2018	$22.97763	$20.44396	29,203
01/01/2019 to 12/31/2019	$20.44396	$25.37983	150,517
AST T. Rowe Price Natural Resources Portfolio
04/02/2012 to 12/31/2012	$14.65093	$14.03945	4,123
01/01/2013 to 12/31/2013	$14.03945	$15.96386	0
01/01/2014 to 12/31/2014	$15.96386	$14.41700	0
01/01/2015 to 12/31/2015	$14.41700	$11.47238	0
01/01/2016 to 12/31/2016	$11.47238	$14.08949	1,147
01/01/2017 to 12/31/2017	$14.08949	$15.31689	52,279
01/01/2018 to 12/31/2018	$15.31689	$12.57995	40,433
01/01/2019 to 12/31/2019	$12.57995	$14.48854	95,169
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$12.05208	$12.36662	0
01/01/2013 to 12/31/2013	$12.36662	$11.72986	0
01/01/2014 to 12/31/2014	$11.72986	$11.62412	0
01/01/2015 to 12/31/2015	$11.62412	$10.92662	0
01/01/2016 to 12/31/2016	$10.92662	$11.23771	0
01/01/2017 to 12/31/2017	$11.23771	$11.30121	22,532
01/01/2018 to 12/31/2018	$11.30121	$11.35912	28,790
01/01/2019 to 12/31/2019	$11.35912	$11.37398	48,396

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.42031	$17.97155	0
01/01/2013 to 12/31/2013	$17.97155	$23.45216	0
01/01/2014 to 12/31/2014	$23.45216	$26.57180	0
01/01/2015 to 12/31/2015	$26.57180	$24.45592	0
01/01/2016 to 12/31/2016	$24.45592	$27.47519	0
01/01/2017 to 12/31/2017	$27.47519	$32.09537	10,928
01/01/2018 to 12/31/2018	$32.09537	$26.40074	13,980
01/01/2019 to 12/31/2019	$26.40074	$30.99900	20,591
AST Wellington Management Hedged Equity Portfolio
04/02/2012 to 12/31/2012	$15.19158	$15.07187	0
01/01/2013 to 12/31/2013	$15.07187	$17.89878	17,139
01/01/2014 to 12/31/2014	$17.89878	$18.61026	17,002
01/01/2015 to 12/31/2015	$18.61026	$18.22434	16,858
01/01/2016 to 12/31/2016	$18.22434	$19.13250	17,758
01/01/2017 to 12/31/2017	$19.13250	$21.41890	42,438
01/01/2018 to 12/31/2018	$21.41890	$20.05195	32,920
01/01/2019 to 12/31/2019	$20.05195	$23.82294	84,299
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.20348	$12.74552	1,573
01/01/2013 to 12/31/2013	$12.74552	$12.37321	1,763
01/01/2014 to 12/31/2014	$12.37321	$13.07139	1,750
01/01/2015 to 12/31/2015	$13.07139	$13.04109	1,706
01/01/2016 to 12/31/2016	$13.04109	$13.51414	4,195
01/01/2017 to 12/31/2017	$13.51414	$14.15878	118,402
01/01/2018 to 12/31/2018	$14.15878	$13.63647	163,618
01/01/2019 to 12/31/2019	$13.63647	$15.09186	354,340
Invesco V.I. Diversified Dividend Fund - Series I
04/02/2012 to 12/31/2012	$10.12421	$10.68709	0
01/01/2013 to 12/31/2013	$10.68709	$13.80093	0
01/01/2014 to 12/31/2014	$13.80093	$15.34558	0
01/01/2015 to 12/31/2015	$15.34558	$15.43559	0
01/01/2016 to 12/31/2016	$15.43559	$17.46578	0
01/01/2017 to 12/31/2017	$17.46578	$18.68925	1,394
01/01/2018 to 12/31/2018	$18.68925	$17.02183	1,395
01/01/2019 to 12/31/2019	$17.02183	$20.98418	0
Invesco V.I. Health Care Fund - Series I
04/02/2012 to 12/31/2012	$15.35993	$16.22083	0
01/01/2013 to 12/31/2013	$16.22083	$22.46667	0
01/01/2014 to 12/31/2014	$22.46667	$26.49594	0
01/01/2015 to 12/31/2015	$26.49594	$26.93766	0
01/01/2016 to 12/31/2016	$26.93766	$23.50545	0
01/01/2017 to 12/31/2017	$23.50545	$26.83194	594
01/01/2018 to 12/31/2018	$26.83194	$26.67993	1,180
01/01/2019 to 12/31/2019	$26.67993	$34.83949	4,374
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04998	$9.77938	0
01/01/2013 to 12/31/2013	$9.77938	$13.20500	0
01/01/2014 to 12/31/2014	$13.20500	$14.05936	0
01/01/2015 to 12/31/2015	$14.05936	$14.02256	0
01/01/2016 to 12/31/2016	$14.02256	$13.92420	0
01/01/2017 to 12/31/2017	$13.92420	$16.80939	0
01/01/2018 to 12/31/2018	$16.80939	$15.63937	0
01/01/2019 to 12/31/2019	$15.63937	$20.70532	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12652	$9.73751	0
01/01/2017 to 12/31/2017	$9.73751	$13.54041	3,621
01/01/2018 to 12/31/2018	$13.54041	$10.98005	5,593
01/01/2019 to 12/31/2019	$10.98005	$13.26443	8,551
ProFund VP Asia 30
04/02/2012 to 12/31/2012	$13.00807	$12.93343	0
01/01/2013 to 12/31/2013	$12.93343	$14.65420	0
01/01/2014 to 12/31/2014	$14.65420	$14.21516	0
01/01/2015 to 12/31/2015	$14.21516	$12.69495	0
01/01/2016 to 12/31/2016	$12.69495	$12.59140	0
01/01/2017 to 12/31/2017	$12.59140	$16.48929	0
01/01/2018 to 12/31/2018	$16.48929	$13.22722	0
01/01/2019 to 12/31/2019	$13.22722	$16.46442	0
ProFund VP Banks
04/02/2012 to 12/31/2012	$12.62247	$12.73167	0
01/01/2013 to 12/31/2013	$12.73167	$16.74482	0
01/01/2014 to 12/31/2014	$16.74482	$18.21437	0
01/01/2015 to 12/31/2015	$18.21437	$17.87249	0
01/01/2016 to 12/31/2016	$17.87249	$21.70553	0
01/01/2017 to 12/31/2017	$21.70553	$25.22475	0
01/01/2018 to 12/31/2018	$25.22475	$20.40818	0
01/01/2019 to 12/31/2019	$20.40818	$27.43866	0
ProFund VP Basic Materials
04/02/2012 to 12/31/2012	$16.79181	$16.21254	0
01/01/2013 to 12/31/2013	$16.21254	$18.92250	0
01/01/2014 to 12/31/2014	$18.92250	$18.96263	0
01/01/2015 to 12/31/2015	$18.96263	$16.08588	0
01/01/2016 to 12/31/2016	$16.08588	$18.78461	0
01/01/2017 to 12/31/2017	$18.78461	$22.76299	0
01/01/2018 to 12/31/2018	$22.76299	$18.47003	0
01/01/2019 to 12/31/2019	$18.47003	$21.42733	0
ProFund VP Bear
04/02/2012 to 12/31/2012	$4.67050	$4.40099	0
01/01/2013 to 12/31/2013	$4.40099	$3.18561	0
01/01/2014 to 12/31/2014	$3.18561	$2.69214	0
01/01/2015 to 12/31/2015	$2.69214	$2.52252	0
01/01/2016 to 12/31/2016	$2.52252	$2.16150	0
01/01/2017 to 12/31/2017	$2.16150	$1.74753	0
01/01/2018 to 12/31/2018	$1.74753	$1.79182	0
01/01/2019 to 12/31/2019	$1.79182	$1.36061	0
ProFund VP Bull
04/02/2012 to 12/31/2012	$15.65145	$15.61405	0
01/01/2013 to 12/31/2013	$15.61405	$19.96657	0
01/01/2014 to 12/31/2014	$19.96657	$21.93364	0
01/01/2015 to 12/31/2015	$21.93364	$21.51654	0
01/01/2016 to 12/31/2016	$21.51654	$23.25390	0
01/01/2017 to 12/31/2017	$23.25390	$27.35047	0
01/01/2018 to 12/31/2018	$27.35047	$25.29494	0
01/01/2019 to 12/31/2019	$25.29494	$32.12780	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
04/02/2012 to 12/31/2012	$16.77011	$16.81095	0
01/01/2013 to 12/31/2013	$16.81095	$21.28094	616
01/01/2014 to 12/31/2014	$21.28094	$23.11722	622
01/01/2015 to 12/31/2015	$23.11722	$23.73057	592
01/01/2016 to 12/31/2016	$23.73057	$24.21597	0
01/01/2017 to 12/31/2017	$24.21597	$27.45874	302
01/01/2018 to 12/31/2018	$27.45874	$23.05302	0
01/01/2019 to 12/31/2019	$23.05302	$28.75325	0
ProFund VP Consumer Services
04/02/2012 to 12/31/2012	$17.44559	$18.49608	504
01/01/2013 to 12/31/2013	$18.49608	$25.49530	520
01/01/2014 to 12/31/2014	$25.49530	$28.25646	517
01/01/2015 to 12/31/2015	$28.25646	$29.15262	482
01/01/2016 to 12/31/2016	$29.15262	$29.93346	0
01/01/2017 to 12/31/2017	$29.93346	$34.91912	238
01/01/2018 to 12/31/2018	$34.91912	$34.62168	154
01/01/2019 to 12/31/2019	$34.62168	$42.52642	218
ProFund VP Europe 30
04/02/2012 to 12/31/2012	$13.48397	$14.29386	0
01/01/2013 to 12/31/2013	$14.29386	$17.13448	0
01/01/2014 to 12/31/2014	$17.13448	$15.42582	0
01/01/2015 to 12/31/2015	$15.42582	$13.54848	0
01/01/2016 to 12/31/2016	$13.54848	$14.39522	0
01/01/2017 to 12/31/2017	$14.39522	$16.98357	0
01/01/2018 to 12/31/2018	$16.98357	$14.37121	0
01/01/2019 to 12/31/2019	$14.37121	$16.68207	0
ProFund VP Financials
04/02/2012 to 12/31/2012	$14.38108	$14.76009	642
01/01/2013 to 12/31/2013	$14.76009	$19.21216	689
01/01/2014 to 12/31/2014	$19.21216	$21.37923	678
01/01/2015 to 12/31/2015	$21.37923	$20.75438	674
01/01/2016 to 12/31/2016	$20.75438	$23.58776	775
01/01/2017 to 12/31/2017	$23.58776	$27.47511	738
01/01/2018 to 12/31/2018	$27.47511	$24.25079	747
01/01/2019 to 12/31/2019	$24.25079	$31.13363	698
ProFund VP Health Care
04/02/2012 to 12/31/2012	$15.46218	$16.34029	566
01/01/2013 to 12/31/2013	$16.34029	$22.50584	588
01/01/2014 to 12/31/2014	$22.50584	$27.43596	516
01/01/2015 to 12/31/2015	$27.43596	$28.39631	500
01/01/2016 to 12/31/2016	$28.39631	$26.85138	0
01/01/2017 to 12/31/2017	$26.85138	$31.99857	257
01/01/2018 to 12/31/2018	$31.99857	$32.93072	163
01/01/2019 to 12/31/2019	$32.93072	$38.73977	238
ProFund VP Industrials
04/02/2012 to 12/31/2012	$17.06220	$17.29089	0
01/01/2013 to 12/31/2013	$17.29089	$23.54767	568
01/01/2014 to 12/31/2014	$23.54767	$24.50057	589
01/01/2015 to 12/31/2015	$24.50057	$23.31947	607
01/01/2016 to 12/31/2016	$23.31947	$27.01468	672
01/01/2017 to 12/31/2017	$27.01468	$32.58737	629
01/01/2018 to 12/31/2018	$32.58737	$28.01303	643
01/01/2019 to 12/31/2019	$28.01303	$36.02511	600

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
04/02/2012 to 12/31/2012	$10.08641	$10.22575	0
01/01/2013 to 12/31/2013	$10.22575	$14.93851	0
01/01/2014 to 12/31/2014	$14.93851	$15.19688	0
01/01/2015 to 12/31/2015	$15.19688	$15.84643	0
01/01/2016 to 12/31/2016	$15.84643	$15.68165	0
01/01/2017 to 12/31/2017	$15.68165	$18.30655	0
01/01/2018 to 12/31/2018	$18.30655	$15.94066	0
01/01/2019 to 12/31/2019	$15.94066	$18.85111	0
ProFund VP Large-Cap Growth
04/02/2012 to 12/31/2012	$16.16393	$15.98959	0
01/01/2013 to 12/31/2013	$15.98959	$20.58991	0
01/01/2014 to 12/31/2014	$20.58991	$22.91451	0
01/01/2015 to 12/31/2015	$22.91451	$23.43076	0
01/01/2016 to 12/31/2016	$23.43076	$24.24987	686
01/01/2017 to 12/31/2017	$24.24987	$29.94370	1,304
01/01/2018 to 12/31/2018	$29.94370	$28.95838	962
01/01/2019 to 12/31/2019	$28.95838	$36.78321	1,197
ProFund VP Large-Cap Value
04/02/2012 to 12/31/2012	$15.56019	$15.70204	0
01/01/2013 to 12/31/2013	$15.70204	$20.10016	0
01/01/2014 to 12/31/2014	$20.10016	$21.88355	0
01/01/2015 to 12/31/2015	$21.88355	$20.54502	0
01/01/2016 to 12/31/2016	$20.54502	$23.37223	535
01/01/2017 to 12/31/2017	$23.37223	$26.12882	1,332
01/01/2018 to 12/31/2018	$26.12882	$23.01162	473
01/01/2019 to 12/31/2019	$23.01162	$29.43023	0
ProFund VP Mid-Cap Growth
04/02/2012 to 12/31/2012	$17.54256	$17.51698	0
01/01/2013 to 12/31/2013	$17.51698	$22.53258	0
01/01/2014 to 12/31/2014	$22.53258	$23.51416	0
01/01/2015 to 12/31/2015	$23.51416	$23.23891	0
01/01/2016 to 12/31/2016	$23.23891	$25.85167	677
01/01/2017 to 12/31/2017	$25.85167	$30.14186	645
01/01/2018 to 12/31/2018	$30.14186	$26.14453	620
01/01/2019 to 12/31/2019	$26.14453	$32.01168	715
ProFund VP Mid-Cap Value
04/02/2012 to 12/31/2012	$16.19301	$16.55446	0
01/01/2013 to 12/31/2013	$16.55446	$21.56112	0
01/01/2014 to 12/31/2014	$21.56112	$23.41268	0
01/01/2015 to 12/31/2015	$23.41268	$21.17553	0
01/01/2016 to 12/31/2016	$21.17553	$25.94879	833
01/01/2017 to 12/31/2017	$25.94879	$28.28637	859
01/01/2018 to 12/31/2018	$28.28637	$24.16957	821
01/01/2019 to 12/31/2019	$24.16957	$29.55536	774
ProFund VP NASDAQ-100
04/02/2012 to 12/31/2012	$18.56470	$17.49278	0
01/01/2013 to 12/31/2013	$17.49278	$23.14785	0
01/01/2014 to 12/31/2014	$23.14785	$26.69160	0
01/01/2015 to 12/31/2015	$26.69160	$28.26546	0
01/01/2016 to 12/31/2016	$28.26546	$29.32078	0
01/01/2017 to 12/31/2017	$29.32078	$37.67320	0
01/01/2018 to 12/31/2018	$37.67320	$36.42982	0
01/01/2019 to 12/31/2019	$36.42982	$49.07824	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
04/02/2012 to 12/31/2012	$14.70304	$14.21082	0
01/01/2013 to 12/31/2013	$14.21082	$17.37588	0
01/01/2014 to 12/31/2014	$17.37588	$15.26291	0
01/01/2015 to 12/31/2015	$15.26291	$11.52587	0
01/01/2016 to 12/31/2016	$11.52587	$14.10632	0
01/01/2017 to 12/31/2017	$14.10632	$13.46103	0
01/01/2018 to 12/31/2018	$13.46103	$10.58215	0
01/01/2019 to 12/31/2019	$10.58215	$11.31682	0
ProFund VP Pharmaceuticals
04/02/2012 to 12/31/2012	$15.44153	$16.42281	0
01/01/2013 to 12/31/2013	$16.42281	$21.30345	0
01/01/2014 to 12/31/2014	$21.30345	$25.05917	0
01/01/2015 to 12/31/2015	$25.05917	$25.79312	0
01/01/2016 to 12/31/2016	$25.79312	$24.47095	0
01/01/2017 to 12/31/2017	$24.47095	$26.61494	0
01/01/2018 to 12/31/2018	$26.61494	$24.60109	0
01/01/2019 to 12/31/2019	$24.60109	$27.64838	0
ProFund VP Precious Metals
04/02/2012 to 12/31/2012	$13.90692	$12.06762	0
01/01/2013 to 12/31/2013	$12.06762	$7.37985	0
01/01/2014 to 12/31/2014	$7.37985	$5.53708	0
01/01/2015 to 12/31/2015	$5.53708	$3.66400	0
01/01/2016 to 12/31/2016	$3.66400	$5.62652	0
01/01/2017 to 12/31/2017	$5.62652	$5.83781	0
01/01/2018 to 12/31/2018	$5.83781	$4.97788	0
01/01/2019 to 12/31/2019	$4.97788	$7.16148	0
ProFund VP Real Estate
04/02/2012 to 12/31/2012	$19.76388	$20.63801	463
01/01/2013 to 12/31/2013	$20.63801	$20.35749	0
01/01/2014 to 12/31/2014	$20.35749	$25.08139	0
01/01/2015 to 12/31/2015	$25.08139	$24.79772	0
01/01/2016 to 12/31/2016	$24.79772	$25.83800	0
01/01/2017 to 12/31/2017	$25.83800	$27.51404	0
01/01/2018 to 12/31/2018	$27.51404	$25.56826	0
01/01/2019 to 12/31/2019	$25.56826	$31.94003	0
ProFund VP Rising Rates Opportunity
04/02/2012 to 12/31/2012	$5.66205	$4.80247	0
01/01/2013 to 12/31/2013	$4.80247	$5.51265	0
01/01/2014 to 12/31/2014	$5.51265	$3.78882	0
01/01/2015 to 12/31/2015	$3.78882	$3.67459	0
01/01/2016 to 12/31/2016	$3.67459	$3.43448	0
01/01/2017 to 12/31/2017	$3.43448	$2.98189	0
01/01/2018 to 12/31/2018	$2.98189	$3.06060	0
01/01/2019 to 12/31/2019	$3.06060	$2.49099	0
ProFund VP Short NASDAQ-100
04/02/2012 to 12/31/2012	$3.94203	$3.91072	0
01/01/2013 to 12/31/2013	$3.91072	$2.72078	0
01/01/2014 to 12/31/2014	$2.72078	$2.16156	0
01/01/2015 to 12/31/2015	$2.16156	$1.85241	0
01/01/2016 to 12/31/2016	$1.85241	$1.64199	0
01/01/2017 to 12/31/2017	$1.64199	$1.20966	0
01/01/2018 to 12/31/2018	$1.20966	$1.15754	0
01/01/2019 to 12/31/2019	$1.15754	$0.82075	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Small-Cap Growth
04/02/2012 to 12/31/2012	$17.44464	$17.32469	0
01/01/2013 to 12/31/2013	$17.32469	$23.97560	0
01/01/2014 to 12/31/2014	$23.97560	$24.14137	0
01/01/2015 to 12/31/2015	$24.14137	$24.07029	0
01/01/2016 to 12/31/2016	$24.07029	$28.52202	876
01/01/2017 to 12/31/2017	$28.52202	$31.75510	610
01/01/2018 to 12/31/2018	$31.75510	$29.49337	938
01/01/2019 to 12/31/2019	$29.49337	$34.62226	1,154
ProFund VP Small-Cap Value
04/02/2012 to 12/31/2012	$16.06697	$16.21822	0
01/01/2013 to 12/31/2013	$16.21822	$22.00482	0
01/01/2014 to 12/31/2014	$22.00482	$22.94653	0
01/01/2015 to 12/31/2015	$22.94653	$20.74180	0
01/01/2016 to 12/31/2016	$20.74180	$26.32412	661
01/01/2017 to 12/31/2017	$26.32412	$28.46286	682
01/01/2018 to 12/31/2018	$28.46286	$24.06060	676
01/01/2019 to 12/31/2019	$24.06060	$29.06211	719
ProFund VP Telecommunications
04/02/2012 to 12/31/2012	$13.09575	$14.54827	637
01/01/2013 to 12/31/2013	$14.54827	$16.06785	0
01/01/2014 to 12/31/2014	$16.06785	$15.92441	0
01/01/2015 to 12/31/2015	$15.92441	$15.93227	0
01/01/2016 to 12/31/2016	$15.93227	$19.10236	0
01/01/2017 to 12/31/2017	$19.10236	$18.42634	0
01/01/2018 to 12/31/2018	$18.42634	$15.41505	735
01/01/2019 to 12/31/2019	$15.41505	$17.43509	1,090
ProFund VP U.S. Government Plus
04/02/2012 to 12/31/2012	$12.38692	$13.66092	0
01/01/2013 to 12/31/2013	$13.66092	$10.88966	0
01/01/2014 to 12/31/2014	$10.88966	$14.63732	0
01/01/2015 to 12/31/2015	$14.63732	$13.61127	0
01/01/2016 to 12/31/2016	$13.61127	$13.37318	0
01/01/2017 to 12/31/2017	$13.37318	$14.43025	0
01/01/2018 to 12/31/2018	$14.43025	$13.44881	0
01/01/2019 to 12/31/2019	$13.44881	$15.66876	0
ProFund VP UltraMid-Cap
04/02/2012 to 12/31/2012	$25.92780	$26.38533	0
01/01/2013 to 12/31/2013	$26.38533	$44.36447	0
01/01/2014 to 12/31/2014	$44.36447	$50.42905	0
01/01/2015 to 12/31/2015	$50.42905	$45.15087	0
01/01/2016 to 12/31/2016	$45.15087	$61.36771	0
01/01/2017 to 12/31/2017	$61.36771	$77.93424	0
01/01/2018 to 12/31/2018	$77.93424	$56.23839	0
01/01/2019 to 12/31/2019	$56.23839	$81.90932	0
ProFund VP Utilities
04/02/2012 to 12/31/2012	$14.62992	$14.68644	0
01/01/2013 to 12/31/2013	$14.68644	$16.40032	0
01/01/2014 to 12/31/2014	$16.40032	$20.34619	0
01/01/2015 to 12/31/2015	$20.34619	$18.76738	0
01/01/2016 to 12/31/2016	$18.76738	$21.28435	0
01/01/2017 to 12/31/2017	$21.28435	$23.20838	0
01/01/2018 to 12/31/2018	$23.20838	$23.52965	223
01/01/2019 to 12/31/2019	$23.52965	$28.49296	324

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
04/02/2012 to 12/31/2012	$14.86982	$15.30090	0
01/01/2013 to 12/31/2013	$15.30090	$17.92428	0
01/01/2014 to 12/31/2014	$17.92428	$16.65483	0
01/01/2015 to 12/31/2015	$16.65483	$16.96591	0
01/01/2016 to 12/31/2016	$16.96591	$16.12147	0
01/01/2017 to 12/31/2017	$16.12147	$21.57856	0
01/01/2018 to 12/31/2018	$21.57856	$18.53950	358
01/01/2019 to 12/31/2019	$18.53950	$24.18725	112
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.05138	$14.19391	0
01/01/2013 to 12/31/2013	$14.19391	$16.77715	0
01/01/2014 to 12/31/2014	$16.77715	$15.65745	0
01/01/2015 to 12/31/2015	$15.65745	$15.78462	0
01/01/2016 to 12/31/2016	$15.78462	$16.06256	0
01/01/2017 to 12/31/2017	$16.06256	$19.76532	775
01/01/2018 to 12/31/2018	$19.76532	$16.19338	4,923
01/01/2019 to 12/31/2019	$16.19338	$18.43250	5,442
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$17.09912	$16.89928	0
01/01/2013 to 12/31/2013	$16.89928	$23.35210	0
01/01/2014 to 12/31/2014	$23.35210	$23.95423	0
01/01/2015 to 12/31/2015	$23.95423	$23.98960	0
01/01/2016 to 12/31/2016	$23.98960	$23.82399	0
01/01/2017 to 12/31/2017	$23.82399	$31.68616	2,388
01/01/2018 to 12/31/2018	$31.68616	$31.38609	2,388
01/01/2019 to 12/31/2019	$31.38609	$42.49760	1,041
Wells Fargo VT Small Cap Growth Fund - Class 1
04/02/2012 to 12/31/2012	$13.35161	$12.31386	0
01/01/2013 to 12/31/2013	$12.31386	$18.27048	0
01/01/2014 to 12/31/2014	$18.27048	$17.70398	0
01/01/2015 to 12/31/2015	$17.70398	$16.98743	0
01/01/2016 to 12/31/2016	$16.98743	$18.09843	0
01/01/2017 to 12/31/2017	$18.09843	$22.49895	0
01/01/2018 to 12/31/2018	$22.49895	$22.49774	1,828
01/01/2019 to 12/31/2019	$22.49774	$27.78341	3,743
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV OR With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and
HAV OR GRO Plus 2008 60 bps and HAV - Cliff M&E (1.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.78883	$14.65981	0
01/01/2011 to 12/31/2011	$14.65981	$14.83683	0
01/01/2012 to 12/31/2012	$14.83683	$16.67803	0
01/01/2013 to 12/31/2013	$16.67803	$18.07361	0
01/01/2014 to 12/31/2014	$18.07361	$18.21901	0
01/01/2015 to 12/31/2015	$18.21901	$17.97341	0
01/01/2016 to 12/31/2016	$17.97341	$19.29794	0
01/01/2017 to 12/31/2017	$19.29794	$19.92061	0
01/01/2018 to 12/31/2018	$19.92061	$19.50022	0
01/01/2019 to 12/31/2019	$19.50022	$21.59546	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.75778	$10.76144	2,807,816
01/01/2011 to 12/31/2011	$10.76144	$10.31836	1,829,484
01/01/2012 to 12/31/2012	$10.31836	$11.44067	1,736,967
01/01/2013 to 12/31/2013	$11.44067	$12.39310	1,728,158
01/01/2014 to 12/31/2014	$12.39310	$12.67341	1,664,666
01/01/2015 to 12/31/2015	$12.67341	$12.08149	1,547,700
01/01/2016 to 12/31/2016	$12.08149	$12.65473	1,904,121
01/01/2017 to 12/31/2017	$12.65473	$14.03410	2,166,262
01/01/2018 to 12/31/2018	$14.03410	$12.69792	2,103,514
01/01/2019 to 12/31/2019	$12.69792	$14.51565	1,817,157
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.89364	$11.08099	1,260,896
01/01/2011 to 12/31/2011	$11.08099	$10.92719	979,057
01/01/2012 to 12/31/2012	$10.92719	$12.23212	1,041,993
01/01/2013 to 12/31/2013	$12.23212	$14.04352	914,703
01/01/2014 to 12/31/2014	$14.04352	$14.67779	923,892
01/01/2015 to 12/31/2015	$14.67779	$14.57371	939,040
01/01/2016 to 12/31/2016	$14.57371	$15.37572	1,054,640
01/01/2017 to 12/31/2017	$15.37572	$17.70919	1,342,206
01/01/2018 to 12/31/2018	$17.70919	$16.41546	1,246,139
01/01/2019 to 12/31/2019	$16.41546	$19.70372	1,107,731
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.70827	$9.59991	625,456
01/01/2011 to 12/31/2011	$9.59991	$9.28433	487,867
01/01/2012 to 12/31/2012	$9.28433	$10.08521	507,952
01/01/2013 to 12/31/2013	$10.08521	$11.16962	512,441
01/01/2014 to 12/31/2014	$11.16962	$11.56752	472,900
01/01/2015 to 12/31/2015	$11.56752	$11.37512	460,148
01/01/2016 to 12/31/2016	$11.37512	$11.74430	272,916
01/01/2017 to 12/31/2017	$11.74430	$13.44641	230,054
01/01/2018 to 12/31/2018	$13.44641	$12.19701	261,733
01/01/2019 to 12/31/2019	$12.19701	$14.18230	217,942

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99876	$11.64934	1,375
01/01/2014 to 12/31/2014	$11.64934	$12.98571	0
01/01/2015 to 12/31/2015	$12.98571	$13.01178	0
01/01/2016 to 12/31/2016	$13.01178	$14.18885	0
01/01/2017 to 12/31/2017	$14.18885	$17.07037	0
01/01/2018 to 12/31/2018	$17.07037	$15.44532	0
01/01/2019 to 12/31/2019	$15.44532	$18.64883	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.00721	$11.07091	1,919,500
01/01/2011 to 12/31/2011	$11.07091	$10.77248	1,156,073
01/01/2012 to 12/31/2012	$10.77248	$11.93449	1,123,914
01/01/2013 to 12/31/2013	$11.93449	$13.83007	1,161,351
01/01/2014 to 12/31/2014	$13.83007	$14.51106	1,024,688
01/01/2015 to 12/31/2015	$14.51106	$14.36141	857,164
01/01/2016 to 12/31/2016	$14.36141	$15.03738	1,044,833
01/01/2017 to 12/31/2017	$15.03738	$17.02029	1,315,129
01/01/2018 to 12/31/2018	$17.02029	$15.93649	1,236,158
01/01/2019 to 12/31/2019	$15.93649	$18.74546	1,151,860
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99876	$9.17635	14,448
01/01/2012 to 12/31/2012	$9.17635	$10.11373	23,794
01/01/2013 to 12/31/2013	$10.11373	$11.04328	76,753
01/01/2014 to 12/31/2014	$11.04328	$11.41009	157,913
01/01/2015 to 12/31/2015	$11.41009	$10.90166	135,734
01/01/2016 to 12/31/2016	$10.90166	$11.48586	110,474
01/01/2017 to 12/31/2017	$11.48586	$12.74088	99,972
01/01/2018 to 12/31/2018	$12.74088	$11.88635	90,783
01/01/2019 to 12/31/2019	$11.88635	$13.77109	42,573
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$12.01658	$12.29800	945,944
01/01/2011 to 12/31/2011	$12.29800	$12.38612	473,351
01/01/2012 to 12/31/2012	$12.38612	$12.77291	337,586
01/01/2013 to 12/31/2013	$12.77291	$12.30775	279,123
01/01/2014 to 12/31/2014	$12.30775	$12.11139	207,705
01/01/2015 to 12/31/2015	$12.11139	$11.98743	238,852
01/01/2016 to 12/31/2016	$11.98743	$12.00105	219,768
01/01/2017 to 12/31/2017	$12.00105	$12.02287	218,295
01/01/2018 to 12/31/2018	$12.02287	$11.92998	187,411
01/01/2019 to 12/31/2019	$11.92998	$12.29399	187,209
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.27088	$14.08072	1,216,835
01/01/2011 to 12/31/2011	$14.08072	$14.31051	711,514
01/01/2012 to 12/31/2012	$14.31051	$15.40968	667,649
01/01/2013 to 12/31/2013	$15.40968	$14.89962	564,057
01/01/2014 to 12/31/2014	$14.89962	$15.29718	471,500
01/01/2015 to 12/31/2015	$15.29718	$14.75006	374,455
01/01/2016 to 12/31/2016	$14.75006	$15.14351	271,406
01/01/2017 to 12/31/2017	$15.14351	$15.56761	201,679
01/01/2018 to 12/31/2018	$15.56761	$15.23172	186,918
01/01/2019 to 12/31/2019	$15.23172	$16.38741	155,845

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.03530	$12.10470	0
01/01/2011 to 12/31/2011	$12.10470	$13.82780	0
01/01/2012 to 12/31/2012	$13.82780	$14.41817	737
01/01/2013 to 12/31/2013	$14.41817	$13.51573	10,939
01/01/2014 to 12/31/2014	$13.51573	$13.88072	991
01/01/2015 to 12/31/2015	$13.88072	$13.81898	267
01/01/2016 to 12/31/2016	$13.81898	$13.80904	56,581
01/01/2017 to 12/31/2017	$13.80904	$13.70602	37,733
01/01/2018 to 12/31/2018	$13.70602	$13.57586	194,125
01/01/2019 to 12/31/2019	$13.57586	$13.55911	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.81569	$9.71197	6,670
01/01/2011 to 12/31/2011	$9.71197	$11.35302	0
01/01/2012 to 12/31/2012	$11.35302	$11.88920	0
01/01/2013 to 12/31/2013	$11.88920	$10.94781	57,420
01/01/2014 to 12/31/2014	$10.94781	$11.44774	39,662
01/01/2015 to 12/31/2015	$11.44774	$11.44813	34,641
01/01/2016 to 12/31/2016	$11.44813	$11.49726	28,462
01/01/2017 to 12/31/2017	$11.49726	$11.42537	27,408
01/01/2018 to 12/31/2018	$11.42537	$11.28585	33,860
01/01/2019 to 12/31/2019	$11.28585	$11.50524	165,528
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99834	$11.04192	5,927
01/01/2011 to 12/31/2011	$11.04192	$13.08437	13,290
01/01/2012 to 12/31/2012	$13.08437	$13.76362	3,479
01/01/2013 to 12/31/2013	$13.76362	$12.60810	4,021
01/01/2014 to 12/31/2014	$12.60810	$13.37292	125,853
01/01/2015 to 12/31/2015	$13.37292	$13.40731	173,077
01/01/2016 to 12/31/2016	$13.40731	$13.47518	141,687
01/01/2017 to 12/31/2017	$13.47518	$13.48332	87,514
01/01/2018 to 12/31/2018	$13.48332	$13.28893	75,490
01/01/2019 to 12/31/2019	$13.28893	$13.75290	49,200
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99876	$12.05717	10,896
01/01/2012 to 12/31/2012	$12.05717	$12.57047	10,872
01/01/2013 to 12/31/2013	$12.57047	$11.17526	42,070
01/01/2014 to 12/31/2014	$11.17526	$12.14896	38,179
01/01/2015 to 12/31/2015	$12.14896	$12.21753	101,130
01/01/2016 to 12/31/2016	$12.21753	$12.25439	103,750
01/01/2017 to 12/31/2017	$12.25439	$12.26028	56,216
01/01/2018 to 12/31/2018	$12.26028	$12.05768	58,508
01/01/2019 to 12/31/2019	$12.05768	$12.57657	51,342
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99835	$10.43083	2,072
01/01/2013 to 12/31/2013	$10.43083	$9.22647	52,259
01/01/2014 to 12/31/2014	$9.22647	$10.23487	20,394
01/01/2015 to 12/31/2015	$10.23487	$10.35432	10,400
01/01/2016 to 12/31/2016	$10.35432	$10.39418	14,220
01/01/2017 to 12/31/2017	$10.39418	$10.41224	9,137
01/01/2018 to 12/31/2018	$10.41224	$10.22817	49,351
01/01/2019 to 12/31/2019	$10.22817	$10.73045	87,494

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99917	$8.77624	11,938
01/01/2014 to 12/31/2014	$8.77624	$9.90595	92,771
01/01/2015 to 12/31/2015	$9.90595	$10.03454	0
01/01/2016 to 12/31/2016	$10.03454	$10.07271	0
01/01/2017 to 12/31/2017	$10.07271	$10.08893	51,008
01/01/2018 to 12/31/2018	$10.08893	$9.87287	99,859
01/01/2019 to 12/31/2019	$9.87287	$10.49850	24,130
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99917	$11.33741	64,982
01/01/2015 to 12/31/2015	$11.33741	$11.39046	253,243
01/01/2016 to 12/31/2016	$11.39046	$11.49726	10,748
01/01/2017 to 12/31/2017	$11.49726	$11.53238	3,525
01/01/2018 to 12/31/2018	$11.53238	$11.27503	23,439
01/01/2019 to 12/31/2019	$11.27503	$12.07404	10,852
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99917	$9.96813	13,482
01/01/2016 to 12/31/2016	$9.96813	$10.02288	202,147
01/01/2017 to 12/31/2017	$10.02288	$10.11187	74,907
01/01/2018 to 12/31/2018	$10.11187	$9.85577	74,395
01/01/2019 to 12/31/2019	$9.85577	$10.68158	58,352
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99835	$9.90956	168,138
01/01/2017 to 12/31/2017	$9.90956	$10.02330	128,652
01/01/2018 to 12/31/2018	$10.02330	$9.74794	261,089
01/01/2019 to 12/31/2019	$9.74794	$10.62777	127,061
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99834	$10.06714	38,643
01/01/2018 to 12/31/2018	$10.06714	$9.71151	237,607
01/01/2019 to 12/31/2019	$9.71151	$10.67444	49,168
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99834	$9.69154	93,886
01/01/2019 to 12/31/2019	$9.69154	$10.72012	53,221
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99917	$11.26853	9,151
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.58184	$10.70051	3,449,942
01/01/2011 to 12/31/2011	$10.70051	$10.28452	1,970,751
01/01/2012 to 12/31/2012	$10.28452	$11.52022	2,137,269
01/01/2013 to 12/31/2013	$11.52022	$13.92108	2,504,702
01/01/2014 to 12/31/2014	$13.92108	$14.67151	2,923,296
01/01/2015 to 12/31/2015	$14.67151	$14.52846	2,989,189
01/01/2016 to 12/31/2016	$14.52846	$15.28934	3,826,071
01/01/2017 to 12/31/2017	$15.28934	$17.75483	4,424,002
01/01/2018 to 12/31/2018	$17.75483	$16.39972	3,813,001
01/01/2019 to 12/31/2019	$16.39972	$19.74756	3,324,101
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99876	$11.67826	3,518
01/01/2014 to 12/31/2014	$11.67826	$13.06863	101,098
01/01/2015 to 12/31/2015	$13.06863	$12.41279	9,477
01/01/2016 to 12/31/2016	$12.41279	$14.04809	10,957
01/01/2017 to 12/31/2017	$14.04809	$16.38456	3,605
01/01/2018 to 12/31/2018	$16.38456	$15.36851	1,277
01/01/2019 to 12/31/2019	$15.36851	$19.83546	2,038

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.14123	$9.63897	20,842
01/01/2011 to 12/31/2011	$9.63897	$9.01616	10,080
01/01/2012 to 12/31/2012	$9.01616	$11.26126	20,321
01/01/2013 to 12/31/2013	$11.26126	$11.57452	12,503
01/01/2014 to 12/31/2014	$11.57452	$12.98832	12,241
01/01/2015 to 12/31/2015	$12.98832	$12.78206	6,799
01/01/2016 to 12/31/2016	$12.78206	$12.70342	5,366
01/01/2017 to 12/31/2017	$12.70342	$13.87559	3,419
01/01/2018 to 12/31/2018	$13.87559	$13.02269	2,255
01/01/2019 to 12/31/2019	$13.02269	$16.05036	1,548
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.97888	$24.05798	94,164
01/01/2011 to 12/31/2011	$24.05798	$25.25932	46,252
01/01/2012 to 12/31/2012	$25.25932	$28.69863	38,890
01/01/2013 to 12/31/2013	$28.69863	$29.15394	24,625
01/01/2014 to 12/31/2014	$29.15394	$37.59410	15,179
01/01/2015 to 12/31/2015	$37.59410	$38.82403	10,021
01/01/2016 to 12/31/2016	$38.82403	$40.08430	7,743
01/01/2017 to 12/31/2017	$40.08430	$41.95054	4,090
01/01/2018 to 12/31/2018	$41.95054	$39.35333	3,453
01/01/2019 to 12/31/2019	$39.35333	$50.86364	3,106
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.91644	$10.04417	911,050
01/01/2011 to 12/31/2011	$10.04417	$9.74477	620,879
01/01/2012 to 12/31/2012	$9.74477	$10.61926	631,596
01/01/2013 to 12/31/2013	$10.61926	$12.00397	612,082
01/01/2014 to 12/31/2014	$12.00397	$12.19659	630,567
01/01/2015 to 12/31/2015	$12.19659	$12.13264	586,415
01/01/2016 to 12/31/2016	$12.13264	$12.45936	792,485
01/01/2017 to 12/31/2017	$12.45936	$14.29456	791,645
01/01/2018 to 12/31/2018	$14.29456	$12.98852	743,796
01/01/2019 to 12/31/2019	$12.98852	$15.35252	680,373
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.22930	$10.14523	370,691
01/01/2011 to 12/31/2011	$10.14523	$9.94250	238,919
01/01/2012 to 12/31/2012	$9.94250	$10.78530	251,486
01/01/2013 to 12/31/2013	$10.78530	$11.66695	244,784
01/01/2014 to 12/31/2014	$11.66695	$11.95644	226,251
01/01/2015 to 12/31/2015	$11.95644	$11.67003	204,898
01/01/2016 to 12/31/2016	$11.67003	$12.09950	211,816
01/01/2017 to 12/31/2017	$12.09950	$13.38237	174,583
01/01/2018 to 12/31/2018	$13.38237	$12.25026	215,308
01/01/2019 to 12/31/2019	$12.25026	$13.99968	209,709
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.73875	$20.90099	79,338
01/01/2011 to 12/31/2011	$20.90099	$20.85589	25,257
01/01/2012 to 12/31/2012	$20.85589	$23.76593	29,926
01/01/2013 to 12/31/2013	$23.76593	$32.49545	27,832
01/01/2014 to 12/31/2014	$32.49545	$34.31198	17,845
01/01/2015 to 12/31/2015	$34.31198	$31.94035	16,662
01/01/2016 to 12/31/2016	$31.94035	$39.11145	10,115
01/01/2017 to 12/31/2017	$39.11145	$43.22186	1,609
01/01/2018 to 12/31/2018	$43.22186	$36.58272	2,221
01/01/2019 to 12/31/2019	$36.58272	$44.19077	3,253

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.56639	$10.41025	4,514,743
01/01/2011 to 12/31/2011	$10.41025	$10.25686	2,469,055
01/01/2012 to 12/31/2012	$10.25686	$10.10326	1,788,191
01/01/2013 to 12/31/2013	$10.10326	$9.95170	1,064,476
01/01/2014 to 12/31/2014	$9.95170	$9.80224	517,455
01/01/2015 to 12/31/2015	$9.80224	$9.65553	144,968
01/01/2016 to 12/31/2016	$9.65553	$9.51105	29,374
01/01/2017 to 12/31/2017	$9.51105	$9.40078	23,945
01/01/2018 to 12/31/2018	$9.40078	$9.37940	69,388
01/01/2019 to 12/31/2019	$9.37940	$9.39493	23,772
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$14.39946	$16.09820	157,948
01/01/2011 to 12/31/2011	$16.09820	$16.36015	96,527
01/01/2012 to 12/31/2012	$16.36015	$18.35024	76,737
01/01/2013 to 12/31/2013	$18.35024	$19.37278	59,982
01/01/2014 to 12/31/2014	$19.37278	$19.57024	66,868
01/01/2015 to 12/31/2015	$19.57024	$18.58978	21,563
01/01/2016 to 12/31/2016	$18.58978	$21.13068	19,340
01/01/2017 to 12/31/2017	$21.13068	$22.36965	8,640
01/01/2018 to 12/31/2018	$22.36965	$21.59461	1,099
01/01/2019 to 12/31/2019	$21.59461	$24.52506	1,708
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.54685	$11.75576	198,247
01/01/2011 to 12/31/2011	$11.75576	$11.09527	117,260
01/01/2012 to 12/31/2012	$11.09527	$12.77414	102,085
01/01/2013 to 12/31/2013	$12.77414	$17.59812	110,141
01/01/2014 to 12/31/2014	$17.59812	$19.71703	86,048
01/01/2015 to 12/31/2015	$19.71703	$17.89940	68,769
01/01/2016 to 12/31/2016	$17.89940	$21.13763	62,286
01/01/2017 to 12/31/2017	$21.13763	$24.81750	61,013
01/01/2018 to 12/31/2018	$24.81750	$20.98390	50,281
01/01/2019 to 12/31/2019	$20.98390	$26.77142	41,797
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$16.08408	$18.13964	644,187
01/01/2011 to 12/31/2011	$18.13964	$15.55860	237,695
01/01/2012 to 12/31/2012	$15.55860	$18.44608	135,401
01/01/2013 to 12/31/2013	$18.44608	$21.63180	122,372
01/01/2014 to 12/31/2014	$21.63180	$20.13015	112,393
01/01/2015 to 12/31/2015	$20.13015	$20.45243	167,014
01/01/2016 to 12/31/2016	$20.45243	$19.38515	162,109
01/01/2017 to 12/31/2017	$19.38515	$25.85968	120,299
01/01/2018 to 12/31/2018	$25.85968	$22.07430	107,784
01/01/2019 to 12/31/2019	$22.07430	$28.72526	89,387
AST International Value Portfolio
01/01/2010 to 12/31/2010	$17.81833	$19.49631	94,961
01/01/2011 to 12/31/2011	$19.49631	$16.79415	47,290
01/01/2012 to 12/31/2012	$16.79415	$19.30067	50,310
01/01/2013 to 12/31/2013	$19.30067	$22.71203	53,507
01/01/2014 to 12/31/2014	$22.71203	$20.87162	45,928
01/01/2015 to 12/31/2015	$20.87162	$20.72658	35,781
01/01/2016 to 12/31/2016	$20.72658	$20.53490	30,276
01/01/2017 to 12/31/2017	$20.53490	$24.84216	25,842
01/01/2018 to 12/31/2018	$24.84216	$20.51931	22,499
01/01/2019 to 12/31/2019	$20.51931	$24.25839	19,433

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.78320	$12.86115	349,323
01/01/2011 to 12/31/2011	$12.86115	$14.24498	1,683,886
01/01/2012 to 12/31/2012	$14.24498	$15.35022	774,811
01/01/2013 to 12/31/2013	$15.35022	$14.63878	161,422
01/01/2014 to 12/31/2014	$14.63878	$15.38947	111,516
01/01/2015 to 12/31/2015	$15.38947	$15.33646	252,354
01/01/2016 to 12/31/2016	$15.33646	$15.74198	66,190
01/01/2017 to 12/31/2017	$15.74198	$16.17511	0
01/01/2018 to 12/31/2018	$16.17511	$15.88866	0
01/01/2019 to 12/31/2019	$15.88866	$17.40803	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.67902	$9.73004	588,503
01/01/2011 to 12/31/2011	$9.73004	$9.52976	222,718
01/01/2012 to 12/31/2012	$9.52976	$10.66169	190,012
01/01/2013 to 12/31/2013	$10.66169	$12.21159	206,059
01/01/2014 to 12/31/2014	$12.21159	$12.79389	200,787
01/01/2015 to 12/31/2015	$12.79389	$12.47003	154,273
01/01/2016 to 12/31/2016	$12.47003	$12.92420	89,528
01/01/2017 to 12/31/2017	$12.92420	$14.88938	82,828
01/01/2018 to 12/31/2018	$14.88938	$13.58374	105,279
01/01/2019 to 12/31/2019	$13.58374	$15.97969	70,323
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$16.28134	$17.18717	134,112
01/01/2011 to 12/31/2011	$17.18717	$15.38067	67,608
01/01/2012 to 12/31/2012	$15.38067	$18.46892	56,764
01/01/2013 to 12/31/2013	$18.46892	$20.98629	49,158
01/01/2014 to 12/31/2014	$20.98629	$19.35567	34,652
01/01/2015 to 12/31/2015	$19.35567	$18.53251	26,789
01/01/2016 to 12/31/2016	$18.53251	$18.60776	17,472
01/01/2017 to 12/31/2017	$18.60776	$23.76078	7,189
01/01/2018 to 12/31/2018	$23.76078	$19.31420	11,752
01/01/2019 to 12/31/2019	$19.31420	$24.20367	10,146
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$14.46121	$15.28683	706,865
01/01/2011 to 12/31/2011	$15.28683	$15.09295	527,772
01/01/2012 to 12/31/2012	$15.09295	$16.45993	537,743
01/01/2013 to 12/31/2013	$16.45993	$18.00177	431,411
01/01/2014 to 12/31/2014	$18.00177	$18.69790	400,844
01/01/2015 to 12/31/2015	$18.69790	$18.38372	392,860
01/01/2016 to 12/31/2016	$18.38372	$18.80358	269,352
01/01/2017 to 12/31/2017	$18.80358	$20.77115	251,548
01/01/2018 to 12/31/2018	$20.77115	$19.40918	250,891
01/01/2019 to 12/31/2019	$19.40918	$21.91101	214,858
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29267	$11.28557	22,698
01/01/2011 to 12/31/2011	$11.28557	$11.19014	24,251
01/01/2012 to 12/31/2012	$11.19014	$12.69608	27,975
01/01/2013 to 12/31/2013	$12.69608	$17.06956	23,102
01/01/2014 to 12/31/2014	$17.06956	$18.41152	6,505
01/01/2015 to 12/31/2015	$18.41152	$20.06386	6,664
01/01/2016 to 12/31/2016	$20.06386	$19.47410	5,564
01/01/2017 to 12/31/2017	$19.47410	$26.05579	1,420
01/01/2018 to 12/31/2018	$26.05579	$25.24935	877
01/01/2019 to 12/31/2019	$25.24935	$32.97908	680

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.56472	$14.82088	1,327,334
01/01/2011 to 12/31/2011	$14.82088	$14.46551	459,894
01/01/2012 to 12/31/2012	$14.46551	$15.99606	296,704
01/01/2013 to 12/31/2013	$15.99606	$21.52475	242,827
01/01/2014 to 12/31/2014	$21.52475	$23.44724	217,926
01/01/2015 to 12/31/2015	$23.44724	$25.42172	267,937
01/01/2016 to 12/31/2016	$25.42172	$26.43757	232,386
01/01/2017 to 12/31/2017	$26.43757	$34.63307	174,809
01/01/2018 to 12/31/2018	$34.63307	$33.19397	141,526
01/01/2019 to 12/31/2019	$33.19397	$43.03808	117,436
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$16.97553	$18.73529	59,365
01/01/2011 to 12/31/2011	$18.73529	$17.87654	33,894
01/01/2012 to 12/31/2012	$17.87654	$21.67174	43,052
01/01/2013 to 12/31/2013	$21.67174	$27.24562	34,507
01/01/2014 to 12/31/2014	$27.24562	$27.81121	34,520
01/01/2015 to 12/31/2015	$27.81121	$26.99262	41,237
01/01/2016 to 12/31/2016	$26.99262	$28.47952	16,276
01/01/2017 to 12/31/2017	$28.47952	$34.74136	3,432
01/01/2018 to 12/31/2018	$34.74136	$30.94865	1,187
01/01/2019 to 12/31/2019	$30.94865	$39.61682	1,027
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99876	$10.33435	73,675
01/01/2013 to 12/31/2013	$10.33435	$12.10474	73,677
01/01/2014 to 12/31/2014	$12.10474	$12.53582	48,265
01/01/2015 to 12/31/2015	$12.53582	$12.19454	84,018
01/01/2016 to 12/31/2016	$12.19454	$12.53110	107,360
01/01/2017 to 12/31/2017	$12.53110	$14.37938	78,114
01/01/2018 to 12/31/2018	$14.37938	$12.99062	63,492
01/01/2019 to 12/31/2019	$12.99062	$15.70848	49,982
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.31717	$13.68353	121,164
01/01/2011 to 12/31/2011	$13.68353	$13.39841	72,768
01/01/2012 to 12/31/2012	$13.39841	$15.45193	52,953
01/01/2013 to 12/31/2013	$15.45193	$20.80698	41,651
01/01/2014 to 12/31/2014	$20.80698	$22.27997	31,546
01/01/2015 to 12/31/2015	$22.27997	$23.53225	33,269
01/01/2016 to 12/31/2016	$23.53225	$23.62300	30,281
01/01/2017 to 12/31/2017	$23.62300	$30.41508	12,883
01/01/2018 to 12/31/2018	$30.41508	$30.60044	11,006
01/01/2019 to 12/31/2019	$30.60044	$41.52877	9,430
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99876	$10.20253	540
01/01/2013 to 12/31/2013	$10.20253	$13.51699	3,682
01/01/2014 to 12/31/2014	$13.51699	$14.67460	13,317
01/01/2015 to 12/31/2015	$14.67460	$14.34997	10,273
01/01/2016 to 12/31/2016	$14.34997	$16.03573	12,275
01/01/2017 to 12/31/2017	$16.03573	$18.53474	2,551
01/01/2018 to 12/31/2018	$18.53474	$16.40225	125
01/01/2019 to 12/31/2019	$16.40225	$20.89757	429

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.81901	$19.85125	203,194
01/01/2011 to 12/31/2011	$19.85125	$18.97169	67,574
01/01/2012 to 12/31/2012	$18.97169	$22.35216	61,407
01/01/2013 to 12/31/2013	$22.35216	$29.10466	57,601
01/01/2014 to 12/31/2014	$29.10466	$31.97282	36,943
01/01/2015 to 12/31/2015	$31.97282	$29.70269	75,377
01/01/2016 to 12/31/2016	$29.70269	$29.73934	43,555
01/01/2017 to 12/31/2017	$29.73934	$37.23057	25,042
01/01/2018 to 12/31/2018	$37.23057	$35.07442	20,142
01/01/2019 to 12/31/2019	$35.07442	$44.96652	18,383
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.63569	$19.01058	338,461
01/01/2011 to 12/31/2011	$19.01058	$18.26050	113,948
01/01/2012 to 12/31/2012	$18.26050	$21.06704	77,210
01/01/2013 to 12/31/2013	$21.06704	$29.46822	71,473
01/01/2014 to 12/31/2014	$29.46822	$33.16257	51,982
01/01/2015 to 12/31/2015	$33.16257	$30.82376	49,218
01/01/2016 to 12/31/2016	$30.82376	$35.89730	36,082
01/01/2017 to 12/31/2017	$35.89730	$40.23600	26,853
01/01/2018 to 12/31/2018	$40.23600	$33.11275	26,117
01/01/2019 to 12/31/2019	$33.11275	$39.47038	25,293
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.14861	$11.01824	146,162
01/01/2011 to 12/31/2011	$11.01824	$8.65304	70,001
01/01/2012 to 12/31/2012	$8.65304	$10.05127	69,452
01/01/2013 to 12/31/2013	$10.05127	$9.92259	54,894
01/01/2014 to 12/31/2014	$9.92259	$9.31607	53,824
01/01/2015 to 12/31/2015	$9.31607	$7.64144	41,125
01/01/2016 to 12/31/2016	$7.64144	$8.45745	32,962
01/01/2017 to 12/31/2017	$8.45745	$10.52838	1,188
01/01/2018 to 12/31/2018	$10.52838	$8.91300	11,574
01/01/2019 to 12/31/2019	$8.91300	$9.95122	7,112
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.71900	$11.67442	1,279,799
01/01/2011 to 12/31/2011	$11.67442	$11.61407	1,121,904
01/01/2012 to 12/31/2012	$11.61407	$12.62641	1,079,897
01/01/2013 to 12/31/2013	$12.62641	$13.58275	1,079,622
01/01/2014 to 12/31/2014	$13.58275	$14.15161	1,077,522
01/01/2015 to 12/31/2015	$14.15161	$13.95938	788,631
01/01/2016 to 12/31/2016	$13.95938	$14.51012	907,041
01/01/2017 to 12/31/2017	$14.51012	$15.74091	1,126,286
01/01/2018 to 12/31/2018	$15.74091	$15.06318	1,060,176
01/01/2019 to 12/31/2019	$15.06318	$17.02420	849,946
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01868	$10.07331	1,559
01/01/2012 to 12/31/2012	$10.07331	$10.62751	1,878
01/01/2013 to 12/31/2013	$10.62751	$10.22599	5,372
01/01/2014 to 12/31/2014	$10.22599	$10.68313	9,072
01/01/2015 to 12/31/2015	$10.68313	$10.49472	8,112
01/01/2016 to 12/31/2016	$10.49472	$10.77277	12,387
01/01/2017 to 12/31/2017	$10.77277	$11.21336	4,732
01/01/2018 to 12/31/2018	$11.21336	$10.95461	6,187
01/01/2019 to 12/31/2019	$10.95461	$11.84280	6,447

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.34546	$9.78376	1,754,551
01/01/2011 to 12/31/2011	$9.78376	$9.03835	998,335
01/01/2012 to 12/31/2012	$9.03835	$10.05284	1,029,293
01/01/2013 to 12/31/2013	$10.05284	$11.58795	1,274,455
01/01/2014 to 12/31/2014	$11.58795	$12.46398	1,357,542
01/01/2015 to 12/31/2015	$12.46398	$12.20177	1,634,075
01/01/2016 to 12/31/2016	$12.20177	$13.23237	1,622,922
01/01/2017 to 12/31/2017	$13.23237	$15.13251	2,219,920
01/01/2018 to 12/31/2018	$15.13251	$13.77213	2,089,452
01/01/2019 to 12/31/2019	$13.77213	$16.16718	1,737,289
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99876	$11.68891	0
01/01/2014 to 12/31/2014	$11.68891	$13.26836	1,032
01/01/2015 to 12/31/2015	$13.26836	$13.27096	0
01/01/2016 to 12/31/2016	$13.27096	$14.49139	0
01/01/2017 to 12/31/2017	$14.49139	$17.33109	0
01/01/2018 to 12/31/2018	$17.33109	$15.84896	0
01/01/2019 to 12/31/2019	$15.84896	$19.54351	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$10.98443	$12.44803	103,489
01/01/2011 to 12/31/2011	$12.44803	$12.68550	48,851
01/01/2012 to 12/31/2012	$12.68550	$14.84465	34,000
01/01/2013 to 12/31/2013	$14.84465	$19.36367	22,989
01/01/2014 to 12/31/2014	$19.36367	$22.35635	15,861
01/01/2015 to 12/31/2015	$22.35635	$22.69909	4,955
01/01/2016 to 12/31/2016	$22.69909	$25.67886	3,125
01/01/2017 to 12/31/2017	$25.67886	$30.92297	2,385
01/01/2018 to 12/31/2018	$30.92297	$27.95401	450
01/01/2019 to 12/31/2019	$27.95401	$34.27128	984
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99876	$8.90911	3,131
01/01/2012 to 12/31/2012	$8.90911	$9.93001	0
01/01/2013 to 12/31/2013	$9.93001	$11.97180	0
01/01/2014 to 12/31/2014	$11.97180	$12.55892	2,315
01/01/2015 to 12/31/2015	$12.55892	$12.38914	3,004
01/01/2016 to 12/31/2016	$12.38914	$12.97522	16,709
01/01/2017 to 12/31/2017	$12.97522	$15.10592	41,624
01/01/2018 to 12/31/2018	$15.10592	$13.90686	42,161
01/01/2019 to 12/31/2019	$13.90686	$16.60294	38,120
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$18.86863	$24.63454	208,277
01/01/2011 to 12/31/2011	$24.63454	$21.08371	88,588
01/01/2012 to 12/31/2012	$21.08371	$24.93589	69,266
01/01/2013 to 12/31/2013	$24.93589	$34.58604	57,797
01/01/2014 to 12/31/2014	$34.58604	$35.75045	40,458
01/01/2015 to 12/31/2015	$35.75045	$35.68429	43,677
01/01/2016 to 12/31/2016	$35.68429	$37.85633	36,006
01/01/2017 to 12/31/2017	$37.85633	$47.61565	25,440
01/01/2018 to 12/31/2018	$47.61565	$41.81206	22,198
01/01/2019 to 12/31/2019	$41.81206	$56.21026	18,391

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.28721	$16.51061	72,358
01/01/2011 to 12/31/2011	$16.51061	$16.10401	34,651
01/01/2012 to 12/31/2012	$16.10401	$17.79359	32,789
01/01/2013 to 12/31/2013	$17.79359	$23.69149	37,740
01/01/2014 to 12/31/2014	$23.69149	$24.22744	28,404
01/01/2015 to 12/31/2015	$24.22744	$24.05145	26,392
01/01/2016 to 12/31/2016	$24.05145	$26.55253	20,701
01/01/2017 to 12/31/2017	$26.55253	$32.41045	10,375
01/01/2018 to 12/31/2018	$32.41045	$29.23884	9,093
01/01/2019 to 12/31/2019	$29.23884	$37.47516	10,622
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.47394	$19.20394	374,323
01/01/2011 to 12/31/2011	$19.20394	$17.78565	145,764
01/01/2012 to 12/31/2012	$17.78565	$20.70009	93,768
01/01/2013 to 12/31/2013	$20.70009	$28.01558	74,451
01/01/2014 to 12/31/2014	$28.01558	$29.04912	54,217
01/01/2015 to 12/31/2015	$29.04912	$27.38019	66,195
01/01/2016 to 12/31/2016	$27.38019	$34.84666	54,419
01/01/2017 to 12/31/2017	$34.84666	$36.84723	46,531
01/01/2018 to 12/31/2018	$36.84723	$30.09458	41,621
01/01/2019 to 12/31/2019	$30.09458	$36.15865	36,717
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$14.22867	$15.63197	555,337
01/01/2011 to 12/31/2011	$15.63197	$15.70338	434,341
01/01/2012 to 12/31/2012	$15.70338	$17.55519	481,456
01/01/2013 to 12/31/2013	$17.55519	$20.20254	480,938
01/01/2014 to 12/31/2014	$20.20254	$21.06946	487,593
01/01/2015 to 12/31/2015	$21.06946	$20.76221	548,289
01/01/2016 to 12/31/2016	$20.76221	$21.99432	478,041
01/01/2017 to 12/31/2017	$21.99432	$25.00330	687,137
01/01/2018 to 12/31/2018	$25.00330	$23.31449	662,625
01/01/2019 to 12/31/2019	$23.31449	$27.75174	573,921
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.34445	$15.22248	229,668
01/01/2011 to 12/31/2011	$15.22248	$14.74029	132,185
01/01/2012 to 12/31/2012	$14.74029	$17.07168	143,318
01/01/2013 to 12/31/2013	$17.07168	$24.21892	146,670
01/01/2014 to 12/31/2014	$24.21892	$25.84657	105,184
01/01/2015 to 12/31/2015	$25.84657	$27.89874	85,144
01/01/2016 to 12/31/2016	$27.89874	$28.22272	59,056
01/01/2017 to 12/31/2017	$28.22272	$38.33299	44,398
01/01/2018 to 12/31/2018	$38.33299	$39.21470	34,316
01/01/2019 to 12/31/2019	$39.21470	$49.53090	29,761
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.41148	$14.85387	144,676
01/01/2011 to 12/31/2011	$14.85387	$14.55937	97,717
01/01/2012 to 12/31/2012	$14.55937	$16.26273	77,006
01/01/2013 to 12/31/2013	$16.26273	$21.56589	58,724
01/01/2014 to 12/31/2014	$21.56589	$21.57340	35,750
01/01/2015 to 12/31/2015	$21.57340	$19.96131	22,259
01/01/2016 to 12/31/2016	$19.96131	$20.86755	15,630
01/01/2017 to 12/31/2017	$20.86755	$23.95778	5,188
01/01/2018 to 12/31/2018	$23.95778	$21.30519	9,332
01/01/2019 to 12/31/2019	$21.30519	$26.43560	201,299

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$26.29846	$31.20256	143,132
01/01/2011 to 12/31/2011	$31.20256	$26.14997	67,486
01/01/2012 to 12/31/2012	$26.14997	$26.68885	61,390
01/01/2013 to 12/31/2013	$26.68885	$30.33191	47,111
01/01/2014 to 12/31/2014	$30.33191	$27.37892	30,701
01/01/2015 to 12/31/2015	$27.37892	$21.77594	19,831
01/01/2016 to 12/31/2016	$21.77594	$26.73001	10,024
01/01/2017 to 12/31/2017	$26.73001	$29.04375	2,206
01/01/2018 to 12/31/2018	$29.04375	$23.84180	2,002
01/01/2019 to 12/31/2019	$23.84180	$27.44505	2,181
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.85414	$14.43019	329,237
01/01/2011 to 12/31/2011	$14.43019	$14.80014	134,287
01/01/2012 to 12/31/2012	$14.80014	$15.33970	84,511
01/01/2013 to 12/31/2013	$15.33970	$14.54247	98,013
01/01/2014 to 12/31/2014	$14.54247	$14.40412	79,733
01/01/2015 to 12/31/2015	$14.40412	$13.53287	103,878
01/01/2016 to 12/31/2016	$13.53287	$13.91118	89,791
01/01/2017 to 12/31/2017	$13.91118	$13.98274	81,858
01/01/2018 to 12/31/2018	$13.98274	$14.04720	61,625
01/01/2019 to 12/31/2019	$14.04720	$14.05851	64,468
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.05934	$18.33549	61,575
01/01/2011 to 12/31/2011	$18.33549	$17.43750	29,727
01/01/2012 to 12/31/2012	$17.43750	$20.33786	29,981
01/01/2013 to 12/31/2013	$20.33786	$26.52660	28,811
01/01/2014 to 12/31/2014	$26.52660	$30.04001	19,842
01/01/2015 to 12/31/2015	$30.04001	$27.63401	14,591
01/01/2016 to 12/31/2016	$27.63401	$31.03014	6,756
01/01/2017 to 12/31/2017	$31.03014	$36.22984	3,234
01/01/2018 to 12/31/2018	$36.22984	$29.78636	2,910
01/01/2019 to 12/31/2019	$29.78636	$34.95668	2,795
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.83533	$9.97665	540,358
01/01/2011 to 12/31/2011	$9.97665	$9.48770	266,724
01/01/2012 to 12/31/2012	$9.48770	$10.37389	235,711
01/01/2013 to 12/31/2013	$10.37389	$12.31337	257,016
01/01/2014 to 12/31/2014	$12.31337	$12.79624	195,918
01/01/2015 to 12/31/2015	$12.79624	$12.52455	147,171
01/01/2016 to 12/31/2016	$12.52455	$13.14198	118,032
01/01/2017 to 12/31/2017	$13.14198	$14.70506	154,150
01/01/2018 to 12/31/2018	$14.70506	$13.75958	170,217
01/01/2019 to 12/31/2019	$13.75958	$16.33897	166,490
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.24706	$10.88049	191,856
01/01/2011 to 12/31/2011	$10.88049	$11.36317	131,044
01/01/2012 to 12/31/2012	$11.36317	$12.07155	130,317
01/01/2013 to 12/31/2013	$12.07155	$11.71298	167,933
01/01/2014 to 12/31/2014	$11.71298	$12.36759	190,247
01/01/2015 to 12/31/2015	$12.36759	$12.33267	209,061
01/01/2016 to 12/31/2016	$12.33267	$12.77379	105,568
01/01/2017 to 12/31/2017	$12.77379	$13.37636	77,277
01/01/2018 to 12/31/2018	$13.37636	$12.87637	147,869
01/01/2019 to 12/31/2019	$12.87637	$14.24344	153,703

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99302	$9.13114	13,541
01/01/2012 to 12/31/2012	$9.13114	$10.67801	5,284
01/01/2013 to 12/31/2013	$10.67801	$13.78228	6,184
01/01/2014 to 12/31/2014	$13.78228	$15.31699	2,269
01/01/2015 to 12/31/2015	$15.31699	$15.39896	7,758
01/01/2016 to 12/31/2016	$15.39896	$17.41551	7,127
01/01/2017 to 12/31/2017	$17.41551	$18.62591	562
01/01/2018 to 12/31/2018	$18.62591	$16.95548	211
01/01/2019 to 12/31/2019	$16.95548	$20.89171	400
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$13.65436	$14.16164	23,803
01/01/2011 to 12/31/2011	$14.16164	$14.50057	11,566
01/01/2012 to 12/31/2012	$14.50057	$17.26747	9,106
01/01/2013 to 12/31/2013	$17.26747	$23.90424	7,777
01/01/2014 to 12/31/2014	$23.90424	$28.17695	3,231
01/01/2015 to 12/31/2015	$28.17695	$28.63215	5,275
01/01/2016 to 12/31/2016	$28.63215	$24.97132	4,303
01/01/2017 to 12/31/2017	$24.97132	$28.49074	0
01/01/2018 to 12/31/2018	$28.49074	$28.31484	0
01/01/2019 to 12/31/2019	$28.31484	$36.95562	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04996	$9.77604	5,855
01/01/2013 to 12/31/2013	$9.77604	$13.19386	6,373
01/01/2014 to 12/31/2014	$13.19386	$14.04040	3,000
01/01/2015 to 12/31/2015	$14.04040	$13.99660	18
01/01/2016 to 12/31/2016	$13.99660	$13.89140	0
01/01/2017 to 12/31/2017	$13.89140	$16.76123	0
01/01/2018 to 12/31/2018	$16.76123	$15.58660	0
01/01/2019 to 12/31/2019	$15.58660	$20.62503	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$13.61352	$16.26644	0
01/01/2011 to 12/31/2011	$16.26644	$15.21308	0
01/01/2012 to 12/31/2012	$15.21308	$16.67449	0
01/01/2013 to 12/31/2013	$16.67449	$20.55423	0
01/01/2014 to 12/31/2014	$20.55423	$22.48350	0
01/01/2015 to 12/31/2015	$22.48350	$23.65549	0
01/01/2016 to 12/31/2016	$23.65549	$23.12550	0
01/01/2017 to 12/31/2017	$23.12550	$30.78286	0
01/01/2018 to 12/31/2018	$30.78286	$30.18079	0
01/01/2019 to 12/31/2019	$30.18079	$40.39455	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12650	$9.73548	2,875
01/01/2017 to 12/31/2017	$9.73548	$13.53085	1,096
01/01/2018 to 12/31/2018	$13.53085	$10.96665	1,060
01/01/2019 to 12/31/2019	$10.96665	$13.24154	1,038

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$27.15975	$30.47292	23,453
01/01/2011 to 12/31/2011	$30.47292	$21.91299	5,593
01/01/2012 to 12/31/2012	$21.91299	$24.92419	3,847
01/01/2013 to 12/31/2013	$24.92419	$28.22598	3,074
01/01/2014 to 12/31/2014	$28.22598	$27.36647	1,631
01/01/2015 to 12/31/2015	$27.36647	$24.42751	28
01/01/2016 to 12/31/2016	$24.42751	$24.21613	525
01/01/2017 to 12/31/2017	$24.21613	$31.69658	467
01/01/2018 to 12/31/2018	$31.69658	$25.41314	7
01/01/2019 to 12/31/2019	$25.41314	$31.61682	0
ProFund VP Banks
01/01/2010 to 12/31/2010	$5.61852	$5.99562	20,524
01/01/2011 to 12/31/2011	$5.99562	$4.32585	10,346
01/01/2012 to 12/31/2012	$4.32585	$5.68420	11,652
01/01/2013 to 12/31/2013	$5.68420	$7.47213	9,231
01/01/2014 to 12/31/2014	$7.47213	$8.12375	124
01/01/2015 to 12/31/2015	$8.12375	$7.96721	0
01/01/2016 to 12/31/2016	$7.96721	$9.67102	0
01/01/2017 to 12/31/2017	$9.67102	$11.23331	0
01/01/2018 to 12/31/2018	$11.23331	$9.08372	0
01/01/2019 to 12/31/2019	$9.08372	$12.20677	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$16.46034	$21.02831	45,362
01/01/2011 to 12/31/2011	$21.02831	$17.36775	18,857
01/01/2012 to 12/31/2012	$17.36775	$18.55830	14,114
01/01/2013 to 12/31/2013	$18.55830	$21.64942	11,275
01/01/2014 to 12/31/2014	$21.64942	$21.68422	2,171
01/01/2015 to 12/31/2015	$21.68422	$18.38519	0
01/01/2016 to 12/31/2016	$18.38519	$21.45897	0
01/01/2017 to 12/31/2017	$21.45897	$25.99065	0
01/01/2018 to 12/31/2018	$25.99065	$21.07816	0
01/01/2019 to 12/31/2019	$21.07816	$24.44080	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$5.71375	$4.62639	31,258
01/01/2011 to 12/31/2011	$4.62639	$4.15225	23,360
01/01/2012 to 12/31/2012	$4.15225	$3.41114	10,413
01/01/2013 to 12/31/2013	$3.41114	$2.46781	1,948
01/01/2014 to 12/31/2014	$2.46781	$2.08445	13,337
01/01/2015 to 12/31/2015	$2.08445	$1.95211	0
01/01/2016 to 12/31/2016	$1.95211	$1.67189	0
01/01/2017 to 12/31/2017	$1.67189	$1.35098	0
01/01/2018 to 12/31/2018	$1.35098	$1.38450	1,995
01/01/2019 to 12/31/2019	$1.38450	$1.05076	1,363
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$16.25785	$16.83097	0
01/01/2011 to 12/31/2011	$16.83097	$17.66638	0
01/01/2012 to 12/31/2012	$17.66638	$24.48431	0
01/01/2013 to 12/31/2013	$24.48431	$40.61790	0
01/01/2014 to 12/31/2014	$40.61790	$51.90208	0
01/01/2015 to 12/31/2015	$51.90208	$52.81091	0
01/01/2016 to 12/31/2016	$52.81091	$43.96893	0
01/01/2017 to 12/31/2017	$43.96893	$53.07452	0
01/01/2018 to 12/31/2018	$53.07452	$48.74636	0
01/01/2019 to 12/31/2019	$48.74636	$55.91682	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
01/01/2010 to 12/31/2010	$11.23803	$12.46185	66,531
01/01/2011 to 12/31/2011	$12.46185	$12.27544	22,016
01/01/2012 to 12/31/2012	$12.27544	$13.77024	10,345
01/01/2013 to 12/31/2013	$13.77024	$17.59976	3,694
01/01/2014 to 12/31/2014	$17.59976	$19.32388	0
01/01/2015 to 12/31/2015	$19.32388	$18.94683	0
01/01/2016 to 12/31/2016	$18.94683	$20.46639	0
01/01/2017 to 12/31/2017	$20.46639	$24.05976	1,591
01/01/2018 to 12/31/2018	$24.05976	$22.24013	1,382
01/01/2019 to 12/31/2019	$22.24013	$28.23340	1,334
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$12.40723	$14.34292	3,787
01/01/2011 to 12/31/2011	$14.34292	$15.10953	4,264
01/01/2012 to 12/31/2012	$15.10953	$16.49854	3,204
01/01/2013 to 12/31/2013	$16.49854	$20.87496	647
01/01/2014 to 12/31/2014	$20.87496	$22.66472	830
01/01/2015 to 12/31/2015	$22.66472	$23.25420	0
01/01/2016 to 12/31/2016	$23.25420	$23.71789	51
01/01/2017 to 12/31/2017	$23.71789	$26.88037	111
01/01/2018 to 12/31/2018	$26.88037	$22.55587	78
01/01/2019 to 12/31/2019	$22.55587	$28.11893	160
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$10.11919	$12.09950	5,666
01/01/2011 to 12/31/2011	$12.09950	$12.57357	1,320
01/01/2012 to 12/31/2012	$12.57357	$15.12162	1,899
01/01/2013 to 12/31/2013	$15.12162	$20.83338	2,386
01/01/2014 to 12/31/2014	$20.83338	$23.07795	821
01/01/2015 to 12/31/2015	$23.07795	$23.79785	0
01/01/2016 to 12/31/2016	$23.79785	$24.42296	557
01/01/2017 to 12/31/2017	$24.42296	$28.47642	79
01/01/2018 to 12/31/2018	$28.47642	$28.21944	38
01/01/2019 to 12/31/2019	$28.21944	$34.64492	102
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$14.92234	$15.08570	38,093
01/01/2011 to 12/31/2011	$15.08570	$13.53954	7,933
01/01/2012 to 12/31/2012	$13.53954	$15.54922	6,778
01/01/2013 to 12/31/2013	$15.54922	$18.62976	5,565
01/01/2014 to 12/31/2014	$18.62976	$16.76351	4,459
01/01/2015 to 12/31/2015	$16.76351	$14.71584	125
01/01/2016 to 12/31/2016	$14.71584	$15.62771	4,773
01/01/2017 to 12/31/2017	$15.62771	$18.42836	4,259
01/01/2018 to 12/31/2018	$18.42836	$15.58579	13
01/01/2019 to 12/31/2019	$15.58579	$18.08287	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$7.07691	$7.73273	18,563
01/01/2011 to 12/31/2011	$7.73273	$6.56334	8,055
01/01/2012 to 12/31/2012	$6.56334	$8.06342	8,799
01/01/2013 to 12/31/2013	$8.06342	$10.49012	4,418
01/01/2014 to 12/31/2014	$10.49012	$11.66751	2,356
01/01/2015 to 12/31/2015	$11.66751	$11.32066	900
01/01/2016 to 12/31/2016	$11.32066	$12.85962	1,248
01/01/2017 to 12/31/2017	$12.85962	$14.97134	295
01/01/2018 to 12/31/2018	$14.97134	$13.20759	362
01/01/2019 to 12/31/2019	$13.20759	$16.94746	1,364

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2010 to 12/31/2010	$11.17078	$11.31614	12,341
01/01/2011 to 12/31/2011	$11.31614	$12.27389	10,030
01/01/2012 to 12/31/2012	$12.27389	$14.19367	7,026
01/01/2013 to 12/31/2013	$14.19367	$19.53924	5,835
01/01/2014 to 12/31/2014	$19.53924	$23.80743	5,793
01/01/2015 to 12/31/2015	$23.80743	$24.62830	2,285
01/01/2016 to 12/31/2016	$24.62830	$23.27663	767
01/01/2017 to 12/31/2017	$23.27663	$27.72446	171
01/01/2018 to 12/31/2018	$27.72446	$28.51759	106
01/01/2019 to 12/31/2019	$28.51759	$33.53123	240
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.59692	$15.35483	6,733
01/01/2011 to 12/31/2011	$15.35483	$14.85483	4,399
01/01/2012 to 12/31/2012	$14.85483	$16.94343	2,450
01/01/2013 to 12/31/2013	$16.94343	$23.06273	3,015
01/01/2014 to 12/31/2014	$23.06273	$23.98377	1,926
01/01/2015 to 12/31/2015	$23.98377	$22.81601	150
01/01/2016 to 12/31/2016	$22.81601	$26.41812	600
01/01/2017 to 12/31/2017	$26.41812	$31.85160	237
01/01/2018 to 12/31/2018	$31.85160	$27.36651	151
01/01/2019 to 12/31/2019	$27.36651	$35.17582	294
ProFund VP Internet
01/01/2010 to 12/31/2010	$21.76527	$29.00191	0
01/01/2011 to 12/31/2011	$29.00191	$26.59356	0
01/01/2012 to 12/31/2012	$26.59356	$31.37093	0
01/01/2013 to 12/31/2013	$31.37093	$46.87941	0
01/01/2014 to 12/31/2014	$46.87941	$46.69414	0
01/01/2015 to 12/31/2015	$46.69414	$55.35492	0
01/01/2016 to 12/31/2016	$55.35492	$57.54188	0
01/01/2017 to 12/31/2017	$57.54188	$77.11557	0
01/01/2018 to 12/31/2018	$77.11557	$79.69972	0
01/01/2019 to 12/31/2019	$79.69972	$92.65403	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.57113	$10.65297	8,572
01/01/2011 to 12/31/2011	$10.65297	$8.54797	5,185
01/01/2012 to 12/31/2012	$8.54797	$10.35177	3,164
01/01/2013 to 12/31/2013	$10.35177	$15.11504	3,303
01/01/2014 to 12/31/2014	$15.11504	$15.36869	252
01/01/2015 to 12/31/2015	$15.36869	$16.01749	0
01/01/2016 to 12/31/2016	$16.01749	$15.84304	1,372
01/01/2017 to 12/31/2017	$15.84304	$18.48562	1,223
01/01/2018 to 12/31/2018	$18.48562	$16.08834	0
01/01/2019 to 12/31/2019	$16.08834	$19.01615	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.47679	$10.56533	26,524
01/01/2011 to 12/31/2011	$10.56533	$10.73285	9,237
01/01/2012 to 12/31/2012	$10.73285	$11.91613	8,996
01/01/2013 to 12/31/2013	$11.91613	$15.33677	5,461
01/01/2014 to 12/31/2014	$15.33677	$17.05965	6,371
01/01/2015 to 12/31/2015	$17.05965	$17.43507	5,832
01/01/2016 to 12/31/2016	$17.43507	$18.03552	5,702
01/01/2017 to 12/31/2017	$18.03552	$22.25908	4,492
01/01/2018 to 12/31/2018	$22.25908	$21.51560	47
01/01/2019 to 12/31/2019	$21.51560	$27.31551	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.37262	$9.31042	33,728
01/01/2011 to 12/31/2011	$9.31042	$9.05368	13,546
01/01/2012 to 12/31/2012	$9.05368	$10.29289	9,470
01/01/2013 to 12/31/2013	$10.29289	$13.16931	3,643
01/01/2014 to 12/31/2014	$13.16931	$14.33046	1,221
01/01/2015 to 12/31/2015	$14.33046	$13.44711	35
01/01/2016 to 12/31/2016	$13.44711	$15.28993	33
01/01/2017 to 12/31/2017	$15.28993	$17.08458	32
01/01/2018 to 12/31/2018	$17.08458	$15.03867	32
01/01/2019 to 12/31/2019	$15.03867	$19.22355	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$13.73105	$17.36877	23,606
01/01/2011 to 12/31/2011	$17.36877	$16.61360	11,559
01/01/2012 to 12/31/2012	$16.61360	$18.88100	5,838
01/01/2013 to 12/31/2013	$18.88100	$24.27492	2,714
01/01/2014 to 12/31/2014	$24.27492	$25.31954	3,732
01/01/2015 to 12/31/2015	$25.31954	$25.01053	11,423
01/01/2016 to 12/31/2016	$25.01053	$27.80851	11,009
01/01/2017 to 12/31/2017	$27.80851	$32.40716	2,720
01/01/2018 to 12/31/2018	$32.40716	$28.09504	243
01/01/2019 to 12/31/2019	$28.09504	$34.38232	120
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$14.66940	$17.40450	11,986
01/01/2011 to 12/31/2011	$17.40450	$16.47104	7,196
01/01/2012 to 12/31/2012	$16.47104	$18.91104	3,706
01/01/2013 to 12/31/2013	$18.91104	$24.61778	2,783
01/01/2014 to 12/31/2014	$24.61778	$26.71826	2,455
01/01/2015 to 12/31/2015	$26.71826	$24.15302	12
01/01/2016 to 12/31/2016	$24.15302	$29.58259	12
01/01/2017 to 12/31/2017	$29.58259	$32.23135	10
01/01/2018 to 12/31/2018	$32.23135	$27.52629	10
01/01/2019 to 12/31/2019	$27.52629	$33.64291	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$14.57684	$16.97787	21,892
01/01/2011 to 12/31/2011	$16.97787	$16.96706	11,397
01/01/2012 to 12/31/2012	$16.96706	$19.42462	8,080
01/01/2013 to 12/31/2013	$19.42462	$25.69122	6,534
01/01/2014 to 12/31/2014	$25.69122	$29.60931	2,768
01/01/2015 to 12/31/2015	$29.60931	$31.33927	8,323
01/01/2016 to 12/31/2016	$31.33927	$32.49292	7,770
01/01/2017 to 12/31/2017	$32.49292	$41.72790	0
01/01/2018 to 12/31/2018	$41.72790	$40.33003	0
01/01/2019 to 12/31/2019	$40.33003	$54.30519	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$22.00676	$25.52696	26,141
01/01/2011 to 12/31/2011	$25.52696	$25.70971	15,171
01/01/2012 to 12/31/2012	$25.70971	$26.05685	11,483
01/01/2013 to 12/31/2013	$26.05685	$31.84425	7,093
01/01/2014 to 12/31/2014	$31.84425	$27.95766	3,558
01/01/2015 to 12/31/2015	$27.95766	$21.10165	158
01/01/2016 to 12/31/2016	$21.10165	$25.81303	83
01/01/2017 to 12/31/2017	$25.81303	$24.61982	454
01/01/2018 to 12/31/2018	$24.61982	$19.34448	432
01/01/2019 to 12/31/2019	$19.34448	$20.67703	406

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.62621	$8.53730	12,296
01/01/2011 to 12/31/2011	$8.53730	$9.76609	10,241
01/01/2012 to 12/31/2012	$9.76609	$10.75964	9,611
01/01/2013 to 12/31/2013	$10.75964	$13.95018	8,155
01/01/2014 to 12/31/2014	$13.95018	$16.40114	6,116
01/01/2015 to 12/31/2015	$16.40114	$16.87292	0
01/01/2016 to 12/31/2016	$16.87292	$16.00003	0
01/01/2017 to 12/31/2017	$16.00003	$17.39307	0
01/01/2018 to 12/31/2018	$17.39307	$16.06887	0
01/01/2019 to 12/31/2019	$16.06887	$18.05017	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$19.84924	$25.98999	43,027
01/01/2011 to 12/31/2011	$25.98999	$20.68168	19,760
01/01/2012 to 12/31/2012	$20.68168	$17.40738	12,722
01/01/2013 to 12/31/2013	$17.40738	$10.63985	10,205
01/01/2014 to 12/31/2014	$10.63985	$7.97889	4,900
01/01/2015 to 12/31/2015	$7.97889	$5.27720	2,942
01/01/2016 to 12/31/2016	$5.27720	$8.09983	10,167
01/01/2017 to 12/31/2017	$8.09983	$8.39976	3,947
01/01/2018 to 12/31/2018	$8.39976	$7.15866	3,690
01/01/2019 to 12/31/2019	$7.15866	$10.29334	3,665
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$13.28685	$16.31916	15,987
01/01/2011 to 12/31/2011	$16.31916	$16.83831	11,683
01/01/2012 to 12/31/2012	$16.83831	$19.43336	10,391
01/01/2013 to 12/31/2013	$19.43336	$19.15950	8,302
01/01/2014 to 12/31/2014	$19.15950	$23.59350	4,978
01/01/2015 to 12/31/2015	$23.59350	$23.31488	21
01/01/2016 to 12/31/2016	$23.31488	$24.28077	545
01/01/2017 to 12/31/2017	$24.28077	$25.84275	21
01/01/2018 to 12/31/2018	$25.84275	$24.00288	0
01/01/2019 to 12/31/2019	$24.00288	$29.96940	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.87865	$4.86244	50,036
01/01/2011 to 12/31/2011	$4.86244	$2.99347	16,857
01/01/2012 to 12/31/2012	$2.99347	$2.74395	12,535
01/01/2013 to 12/31/2013	$2.74395	$3.14817	16,692
01/01/2014 to 12/31/2014	$3.14817	$2.16264	6,839
01/01/2015 to 12/31/2015	$2.16264	$2.09648	27,027
01/01/2016 to 12/31/2016	$2.09648	$1.95850	0
01/01/2017 to 12/31/2017	$1.95850	$1.69952	0
01/01/2018 to 12/31/2018	$1.69952	$1.74356	0
01/01/2019 to 12/31/2019	$1.74356	$1.41833	0
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$9.94113	$11.00687	0
01/01/2011 to 12/31/2011	$11.00687	$10.41920	0
01/01/2012 to 12/31/2012	$10.41920	$9.83468	0
01/01/2013 to 12/31/2013	$9.83468	$12.93018	0
01/01/2014 to 12/31/2014	$12.93018	$17.13406	0
01/01/2015 to 12/31/2015	$17.13406	$16.39156	0
01/01/2016 to 12/31/2016	$16.39156	$20.62016	0
01/01/2017 to 12/31/2017	$20.62016	$27.53358	0
01/01/2018 to 12/31/2018	$27.53358	$24.34339	0
01/01/2019 to 12/31/2019	$24.34339	$35.91353	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.49237	$4.74218	0
01/01/2011 to 12/31/2011	$4.74218	$4.28691	0
01/01/2012 to 12/31/2012	$4.28691	$3.42221	0
01/01/2013 to 12/31/2013	$3.42221	$2.43719	0
01/01/2014 to 12/31/2014	$2.43719	$2.10205	0
01/01/2015 to 12/31/2015	$2.10205	$2.03531	0
01/01/2016 to 12/31/2016	$2.03531	$1.60005	0
01/01/2017 to 12/31/2017	$1.60005	$1.34202	0
01/01/2018 to 12/31/2018	$1.34202	$1.46673	0
01/01/2019 to 12/31/2019	$1.46673	$1.13898	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$4.04662	$3.14140	16,052
01/01/2011 to 12/31/2011	$3.14140	$2.77023	7,265
01/01/2012 to 12/31/2012	$2.77023	$2.21567	2,344
01/01/2013 to 12/31/2013	$2.21567	$1.54067	6,347
01/01/2014 to 12/31/2014	$1.54067	$1.22350	478
01/01/2015 to 12/31/2015	$1.22350	$1.04792	40,913
01/01/2016 to 12/31/2016	$1.04792	$0.92835	0
01/01/2017 to 12/31/2017	$0.92835	$0.68360	0
01/01/2018 to 12/31/2018	$0.68360	$0.65389	4,044
01/01/2019 to 12/31/2019	$0.65389	$0.46335	2,761
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.64634	$4.65169	0
01/01/2011 to 12/31/2011	$4.65169	$4.16556	0
01/01/2012 to 12/31/2012	$4.16556	$3.32490	0
01/01/2013 to 12/31/2013	$3.32490	$2.25151	0
01/01/2014 to 12/31/2014	$2.25151	$2.01309	0
01/01/2015 to 12/31/2015	$2.01309	$1.96660	0
01/01/2016 to 12/31/2016	$1.96660	$1.51884	0
01/01/2017 to 12/31/2017	$1.51884	$1.28367	0
01/01/2018 to 12/31/2018	$1.28367	$1.39574	0
01/01/2019 to 12/31/2019	$1.39574	$1.08898	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$14.51747	$17.97837	13,568
01/01/2011 to 12/31/2011	$17.97837	$17.93600	6,277
01/01/2012 to 12/31/2012	$17.93600	$19.87163	3,287
01/01/2013 to 12/31/2013	$19.87163	$27.48634	3,728
01/01/2014 to 12/31/2014	$27.48634	$27.66231	3,546
01/01/2015 to 12/31/2015	$27.66231	$27.56692	3,256
01/01/2016 to 12/31/2016	$27.56692	$32.64892	2,998
01/01/2017 to 12/31/2017	$32.64892	$36.33146	2,369
01/01/2018 to 12/31/2018	$36.33146	$33.72654	198
01/01/2019 to 12/31/2019	$33.72654	$39.57145	88
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$13.97133	$16.80353	15,364
01/01/2011 to 12/31/2011	$16.80353	$15.87283	10,075
01/01/2012 to 12/31/2012	$15.87283	$18.16035	6,912
01/01/2013 to 12/31/2013	$18.16035	$24.62739	8,138
01/01/2014 to 12/31/2014	$24.62739	$25.66834	3,635
01/01/2015 to 12/31/2015	$25.66834	$23.19025	29
01/01/2016 to 12/31/2016	$23.19025	$29.41671	0
01/01/2017 to 12/31/2017	$29.41671	$31.79055	0
01/01/2018 to 12/31/2018	$31.79055	$26.85989	84
01/01/2019 to 12/31/2019	$26.85989	$32.42687	335

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
01/01/2010 to 12/31/2010	$13.66005	$14.89923	0
01/01/2011 to 12/31/2011	$14.89923	$14.47563	0
01/01/2012 to 12/31/2012	$14.47563	$15.72774	0
01/01/2013 to 12/31/2013	$15.72774	$19.39460	0
01/01/2014 to 12/31/2014	$19.39460	$22.56441	0
01/01/2015 to 12/31/2015	$22.56441	$22.75991	0
01/01/2016 to 12/31/2016	$22.75991	$25.18666	0
01/01/2017 to 12/31/2017	$25.18666	$33.53921	0
01/01/2018 to 12/31/2018	$33.53921	$32.27506	0
01/01/2019 to 12/31/2019	$32.27506	$46.15542	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.22188	$11.64801	14,610
01/01/2011 to 12/31/2011	$11.64801	$11.68790	10,588
01/01/2012 to 12/31/2012	$11.68790	$13.41381	5,804
01/01/2013 to 12/31/2013	$13.41381	$14.80728	3,991
01/01/2014 to 12/31/2014	$14.80728	$14.66771	505
01/01/2015 to 12/31/2015	$14.66771	$14.66756	0
01/01/2016 to 12/31/2016	$14.66756	$17.57703	737
01/01/2017 to 12/31/2017	$17.57703	$16.94643	0
01/01/2018 to 12/31/2018	$16.94643	$14.16977	0
01/01/2019 to 12/31/2019	$14.16977	$16.01851	0
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$11.18239	$12.12757	12,585
01/01/2011 to 12/31/2011	$12.12757	$17.14457	7,955
01/01/2012 to 12/31/2012	$17.14457	$17.05131	3,806
01/01/2013 to 12/31/2013	$17.05131	$13.58541	2,063
01/01/2014 to 12/31/2014	$13.58541	$18.25155	4,851
01/01/2015 to 12/31/2015	$18.25155	$16.96351	1,273
01/01/2016 to 12/31/2016	$16.96351	$16.65832	1,365
01/01/2017 to 12/31/2017	$16.65832	$17.96597	1,362
01/01/2018 to 12/31/2018	$17.96597	$16.73537	1,194
01/01/2019 to 12/31/2019	$16.73537	$19.48806	1,093
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$9.31033	$11.20360	17
01/01/2011 to 12/31/2011	$11.20360	$10.50290	0
01/01/2012 to 12/31/2012	$10.50290	$13.33634	0
01/01/2013 to 12/31/2013	$13.33634	$22.07567	0
01/01/2014 to 12/31/2014	$22.07567	$26.79780	0
01/01/2015 to 12/31/2015	$26.79780	$25.63460	0
01/01/2016 to 12/31/2016	$25.63460	$29.94796	0
01/01/2017 to 12/31/2017	$29.94796	$41.60068	0
01/01/2018 to 12/31/2018	$41.60068	$34.61969	0
01/01/2019 to 12/31/2019	$34.61969	$54.61842	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$14.37011	$21.18636	24,228
01/01/2011 to 12/31/2011	$21.18636	$18.02067	8,006
01/01/2012 to 12/31/2012	$18.02067	$23.51701	5,862
01/01/2013 to 12/31/2013	$23.51701	$39.52154	3,253
01/01/2014 to 12/31/2014	$39.52154	$44.90128	933
01/01/2015 to 12/31/2015	$44.90128	$40.18131	0
01/01/2016 to 12/31/2016	$40.18131	$54.58581	838
01/01/2017 to 12/31/2017	$54.58581	$69.28642	154
01/01/2018 to 12/31/2018	$69.28642	$49.97246	147
01/01/2019 to 12/31/2019	$49.97246	$72.74626	141

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$14.03990	$18.70018	0
01/01/2011 to 12/31/2011	$18.70018	$18.20026	1
01/01/2012 to 12/31/2012	$18.20026	$23.97757	0
01/01/2013 to 12/31/2013	$23.97757	$42.28688	0
01/01/2014 to 12/31/2014	$42.28688	$56.58073	0
01/01/2015 to 12/31/2015	$56.58073	$63.31352	0
01/01/2016 to 12/31/2016	$63.31352	$67.74397	0
01/01/2017 to 12/31/2017	$67.74397	$112.33001	0
01/01/2018 to 12/31/2018	$112.33001	$99.97892	0
01/01/2019 to 12/31/2019	$99.97892	$176.93447	0
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$12.08884	$17.67572	590
01/01/2011 to 12/31/2011	$17.67572	$14.13185	590
01/01/2012 to 12/31/2012	$14.13185	$18.02790	0
01/01/2013 to 12/31/2013	$18.02790	$33.14657	0
01/01/2014 to 12/31/2014	$33.14657	$34.40551	0
01/01/2015 to 12/31/2015	$34.40551	$29.49199	0
01/01/2016 to 12/31/2016	$29.49199	$40.55271	0
01/01/2017 to 12/31/2017	$40.55271	$50.01213	0
01/01/2018 to 12/31/2018	$50.01213	$35.98105	0
01/01/2019 to 12/31/2019	$35.98105	$52.21565	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$16.80942	$17.54252	16,655
01/01/2011 to 12/31/2011	$17.54252	$20.30554	12,169
01/01/2012 to 12/31/2012	$20.30554	$20.02862	10,084
01/01/2013 to 12/31/2013	$20.02862	$22.35474	8,240
01/01/2014 to 12/31/2014	$22.35474	$27.71907	7,962
01/01/2015 to 12/31/2015	$27.71907	$25.55515	1,261
01/01/2016 to 12/31/2016	$25.55515	$28.96786	1,002
01/01/2017 to 12/31/2017	$28.96786	$31.57050	882
01/01/2018 to 12/31/2018	$31.57050	$31.99124	1,636
01/01/2019 to 12/31/2019	$31.99124	$38.71973	771
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$11.20794	$12.58632	3,880
01/01/2011 to 12/31/2011	$12.58632	$10.54873	3,688
01/01/2012 to 12/31/2012	$10.54873	$12.71739	1,284
01/01/2013 to 12/31/2013	$12.71739	$14.89024	1,035
01/01/2014 to 12/31/2014	$14.89024	$13.82860	1,040
01/01/2015 to 12/31/2015	$13.82860	$14.07972	0
01/01/2016 to 12/31/2016	$14.07972	$13.37218	0
01/01/2017 to 12/31/2017	$13.37218	$17.88946	0
01/01/2018 to 12/31/2018	$17.88946	$15.36211	0
01/01/2019 to 12/31/2019	$15.36211	$20.03189	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.07444	$14.61034	34,356
01/01/2011 to 12/31/2011	$14.61034	$12.55083	18,160
01/01/2012 to 12/31/2012	$12.55083	$14.05349	15,603
01/01/2013 to 12/31/2013	$14.05349	$16.60265	10,296
01/01/2014 to 12/31/2014	$16.60265	$15.48673	4,892
01/01/2015 to 12/31/2015	$15.48673	$15.60462	1,178
01/01/2016 to 12/31/2016	$15.60462	$15.87147	0
01/01/2017 to 12/31/2017	$15.87147	$19.52039	0
01/01/2018 to 12/31/2018	$19.52039	$15.98451	107
01/01/2019 to 12/31/2019	$15.98451	$18.18553	238

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.69000	$19.80121	16,952
01/01/2011 to 12/31/2011	$19.80121	$18.45980	8,546
01/01/2012 to 12/31/2012	$18.45980	$21.95644	10,409
01/01/2013 to 12/31/2013	$21.95644	$30.32489	3,271
01/01/2014 to 12/31/2014	$30.32489	$31.09100	2,006
01/01/2015 to 12/31/2015	$31.09100	$31.12105	7,436
01/01/2016 to 12/31/2016	$31.12105	$30.89046	7,509
01/01/2017 to 12/31/2017	$30.89046	$41.06376	173
01/01/2018 to 12/31/2018	$41.06376	$40.65419	91
01/01/2019 to 12/31/2019	$40.65419	$55.01904	245
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59331	$12.25706	51,188
01/01/2011 to 12/31/2011	$12.25706	$11.54918	18,487
01/01/2012 to 12/31/2012	$11.54918	$12.29843	6,884
01/01/2013 to 12/31/2013	$12.29843	$18.23837	6,227
01/01/2014 to 12/31/2014	$18.23837	$17.66398	3,334
01/01/2015 to 12/31/2015	$17.66398	$16.94053	591
01/01/2016 to 12/31/2016	$16.94053	$18.03923	0
01/01/2017 to 12/31/2017	$18.03923	$22.41402	0
01/01/2018 to 12/31/2018	$22.41402	$22.40139	0
01/01/2019 to 12/31/2019	$22.40139	$27.65037	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 (1.60%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.72851	$14.57588	0
01/01/2011 to 12/31/2011	$14.57588	$14.73691	0
01/01/2012 to 12/31/2012	$14.73691	$16.54887	0
01/01/2013 to 12/31/2013	$16.54887	$17.91553	0
01/01/2014 to 12/31/2014	$17.91553	$18.04119	0
01/01/2015 to 12/31/2015	$18.04119	$17.77986	0
01/01/2016 to 12/31/2016	$17.77986	$19.07081	0
01/01/2017 to 12/31/2017	$19.07081	$19.66619	0
01/01/2018 to 12/31/2018	$19.66619	$19.23141	0
01/01/2019 to 12/31/2019	$19.23141	$21.27608	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.71758	$10.70625	1,845,504
01/01/2011 to 12/31/2011	$10.70625	$10.25504	1,277,360
01/01/2012 to 12/31/2012	$10.25504	$11.35884	1,188,880
01/01/2013 to 12/31/2013	$11.35884	$12.29195	390,164
01/01/2014 to 12/31/2014	$12.29195	$12.55711	397,408
01/01/2015 to 12/31/2015	$12.55711	$11.95839	183,135
01/01/2016 to 12/31/2016	$11.95839	$12.51293	56,274
01/01/2017 to 12/31/2017	$12.51293	$13.86285	3,897
01/01/2018 to 12/31/2018	$13.86285	$12.53017	0
01/01/2019 to 12/31/2019	$12.53017	$14.30924	0
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.85537	$11.02695	478,340
01/01/2011 to 12/31/2011	$11.02695	$10.86296	362,807
01/01/2012 to 12/31/2012	$10.86296	$12.14786	364,663
01/01/2013 to 12/31/2013	$12.14786	$13.93262	153,861
01/01/2014 to 12/31/2014	$13.93262	$14.54714	190,094
01/01/2015 to 12/31/2015	$14.54714	$14.42933	111,183
01/01/2016 to 12/31/2016	$14.42933	$15.20805	21,264
01/01/2017 to 12/31/2017	$15.20805	$17.49846	2,978
01/01/2018 to 12/31/2018	$17.49846	$16.20353	0
01/01/2019 to 12/31/2019	$16.20353	$19.42965	0
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.68957	$9.56965	317,419
01/01/2011 to 12/31/2011	$9.56965	$9.24573	215,558
01/01/2012 to 12/31/2012	$9.24573	$10.03301	210,282
01/01/2013 to 12/31/2013	$10.03301	$11.10052	100,511
01/01/2014 to 12/31/2014	$11.10052	$11.48423	119,719
01/01/2015 to 12/31/2015	$11.48423	$11.28175	85,499
01/01/2016 to 12/31/2016	$11.28175	$11.63609	25,701
01/01/2017 to 12/31/2017	$11.63609	$13.30913	0
01/01/2018 to 12/31/2018	$13.30913	$12.06013	0
01/01/2019 to 12/31/2019	$12.06013	$14.00886	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99867	$11.64132	3,838
01/01/2014 to 12/31/2014	$11.64132	$12.96369	3,208
01/01/2015 to 12/31/2015	$12.96369	$12.97654	2,205
01/01/2016 to 12/31/2016	$12.97654	$14.13598	0
01/01/2017 to 12/31/2017	$14.13598	$16.98956	0
01/01/2018 to 12/31/2018	$16.98956	$15.35650	0
01/01/2019 to 12/31/2019	$15.35650	$18.52267	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.96580	$11.01405	1,366,536
01/01/2011 to 12/31/2011	$11.01405	$10.70635	906,862
01/01/2012 to 12/31/2012	$10.70635	$11.84906	931,297
01/01/2013 to 12/31/2013	$11.84906	$13.71705	479,007
01/01/2014 to 12/31/2014	$13.71705	$14.37787	462,315
01/01/2015 to 12/31/2015	$14.37787	$14.21517	342,879
01/01/2016 to 12/31/2016	$14.21517	$14.86920	149,975
01/01/2017 to 12/31/2017	$14.86920	$16.81284	0
01/01/2018 to 12/31/2018	$16.81284	$15.72614	0
01/01/2019 to 12/31/2019	$15.72614	$18.47938	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99867	$9.17008	5,405
01/01/2012 to 12/31/2012	$9.17008	$10.09652	9,514
01/01/2013 to 12/31/2013	$10.09652	$11.01328	6,458
01/01/2014 to 12/31/2014	$11.01328	$11.36760	15,653
01/01/2015 to 12/31/2015	$11.36760	$10.85011	4,413
01/01/2016 to 12/31/2016	$10.85011	$11.42001	3,178
01/01/2017 to 12/31/2017	$11.42001	$12.65503	0
01/01/2018 to 12/31/2018	$12.65503	$11.79417	0
01/01/2019 to 12/31/2019	$11.79417	$13.65062	0
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.66831	$11.92939	385,035
01/01/2011 to 12/31/2011	$11.92939	$12.00275	287,931
01/01/2012 to 12/31/2012	$12.00275	$12.36507	206,368
01/01/2013 to 12/31/2013	$12.36507	$11.90279	56,955
01/01/2014 to 12/31/2014	$11.90279	$11.70091	49,757
01/01/2015 to 12/31/2015	$11.70091	$11.56928	33,934
01/01/2016 to 12/31/2016	$11.56928	$11.57112	13,507
01/01/2017 to 12/31/2017	$11.57112	$11.58090	0
01/01/2018 to 12/31/2018	$11.58090	$11.47926	0
01/01/2019 to 12/31/2019	$11.47926	$11.81770	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.62281	$13.37950	429,529
01/01/2011 to 12/31/2011	$13.37950	$13.58426	340,001
01/01/2012 to 12/31/2012	$13.58426	$14.61276	258,267
01/01/2013 to 12/31/2013	$14.61276	$14.11476	125,259
01/01/2014 to 12/31/2014	$14.11476	$14.47664	106,056
01/01/2015 to 12/31/2015	$14.47664	$13.94471	70,018
01/01/2016 to 12/31/2016	$13.94471	$14.30221	26,932
01/01/2017 to 12/31/2017	$14.30221	$14.68774	23
01/01/2018 to 12/31/2018	$14.68774	$14.35598	0
01/01/2019 to 12/31/2019	$14.35598	$15.42952	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.01384	$12.06893	584,918
01/01/2011 to 12/31/2011	$12.06893	$13.77296	366,628
01/01/2012 to 12/31/2012	$13.77296	$14.34636	951,107
01/01/2013 to 12/31/2013	$14.34636	$13.43484	520,921
01/01/2014 to 12/31/2014	$13.43484	$13.78359	291,213
01/01/2015 to 12/31/2015	$13.78359	$13.70825	226,779
01/01/2016 to 12/31/2016	$13.70825	$13.68447	40,870
01/01/2017 to 12/31/2017	$13.68447	$13.56847	4,577
01/01/2018 to 12/31/2018	$13.56847	$13.42602	0
01/01/2019 to 12/31/2019	$13.42602	$13.39583	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.80675	$9.69229	1,186,344
01/01/2011 to 12/31/2011	$9.69229	$11.31857	201,761
01/01/2012 to 12/31/2012	$11.31857	$11.84113	28,671
01/01/2013 to 12/31/2013	$11.84113	$10.89247	1,284,523
01/01/2014 to 12/31/2014	$10.89247	$11.37836	751,816
01/01/2015 to 12/31/2015	$11.37836	$11.36719	640,834
01/01/2016 to 12/31/2016	$11.36719	$11.40446	215,344
01/01/2017 to 12/31/2017	$11.40446	$11.32182	3,653
01/01/2018 to 12/31/2018	$11.32182	$11.17252	0
01/01/2019 to 12/31/2019	$11.17252	$11.37853	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99823	$11.03075	2,461,056
01/01/2011 to 12/31/2011	$11.03075	$13.05795	728,952
01/01/2012 to 12/31/2012	$13.05795	$13.72171	156,014
01/01/2013 to 12/31/2013	$13.72171	$12.55693	292
01/01/2014 to 12/31/2014	$12.55693	$13.30508	236,574
01/01/2015 to 12/31/2015	$13.30508	$13.32564	235,214
01/01/2016 to 12/31/2016	$13.32564	$13.37957	28,896
01/01/2017 to 12/31/2017	$13.37957	$13.37415	0
01/01/2018 to 12/31/2018	$13.37415	$13.16783	0
01/01/2019 to 12/31/2019	$13.16783	$13.61387	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99867	$12.04488	2,327,140
01/01/2012 to 12/31/2012	$12.04488	$12.54491	1,885,202
01/01/2013 to 12/31/2013	$12.54491	$11.14113	175,317
01/01/2014 to 12/31/2014	$11.14113	$12.09963	69,287
01/01/2015 to 12/31/2015	$12.09963	$12.15566	176,536
01/01/2016 to 12/31/2016	$12.15566	$12.18007	39,276
01/01/2017 to 12/31/2017	$12.18007	$12.17370	0
01/01/2018 to 12/31/2018	$12.17370	$11.96031	0
01/01/2019 to 12/31/2019	$11.96031	$12.46230	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99824	$10.42017	986,123
01/01/2013 to 12/31/2013	$10.42017	$9.20765	3,032,772
01/01/2014 to 12/31/2014	$9.20765	$10.20363	1,042,864
01/01/2015 to 12/31/2015	$10.20363	$10.31221	222,562
01/01/2016 to 12/31/2016	$10.31221	$10.34136	29,420
01/01/2017 to 12/31/2017	$10.34136	$10.34884	4,615
01/01/2018 to 12/31/2018	$10.34884	$10.15564	0
01/01/2019 to 12/31/2019	$10.15564	$10.64356	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99912	$8.76735	1,923,065
01/01/2014 to 12/31/2014	$8.76735	$9.88595	746,283
01/01/2015 to 12/31/2015	$9.88595	$10.00412	7,251
01/01/2016 to 12/31/2016	$10.00412	$10.03190	1,700
01/01/2017 to 12/31/2017	$10.03190	$10.03794	0
01/01/2018 to 12/31/2018	$10.03794	$9.81295	0
01/01/2019 to 12/31/2019	$9.81295	$10.42423	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99912	$11.32591	703,678
01/01/2015 to 12/31/2015	$11.32591	$11.36737	2,025,219
01/01/2016 to 12/31/2016	$11.36737	$11.46229	5,495
01/01/2017 to 12/31/2017	$11.46229	$11.48571	0
01/01/2018 to 12/31/2018	$11.48571	$11.21792	0
01/01/2019 to 12/31/2019	$11.21792	$12.00072	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99912	$9.95808	385,774
01/01/2016 to 12/31/2016	$9.95808	$10.00252	45,236
01/01/2017 to 12/31/2017	$10.00252	$10.08104	0
01/01/2018 to 12/31/2018	$10.08104	$9.81573	0
01/01/2019 to 12/31/2019	$9.81573	$10.62737	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99824	$9.89955	1,180,647
01/01/2017 to 12/31/2017	$9.89955	$10.00310	0
01/01/2018 to 12/31/2018	$10.00310	$9.71831	0
01/01/2019 to 12/31/2019	$9.71831	$10.58480	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99823	$10.05707	0
01/01/2018 to 12/31/2018	$10.05707	$9.69194	0
01/01/2019 to 12/31/2019	$9.69194	$10.64213	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99823	$9.68162	0
01/01/2019 to 12/31/2019	$9.68162	$10.69829	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99912	$11.25700	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.54225	$10.64536	1,923,884
01/01/2011 to 12/31/2011	$10.64536	$10.22111	1,280,097
01/01/2012 to 12/31/2012	$10.22111	$11.43755	1,255,382
01/01/2013 to 12/31/2013	$11.43755	$13.80709	640,306
01/01/2014 to 12/31/2014	$13.80709	$14.53653	667,527
01/01/2015 to 12/31/2015	$14.53653	$14.38021	424,732
01/01/2016 to 12/31/2016	$14.38021	$15.11802	111,091
01/01/2017 to 12/31/2017	$15.11802	$17.53823	0
01/01/2018 to 12/31/2018	$17.53823	$16.18307	0
01/01/2019 to 12/31/2019	$16.18307	$19.46691	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99867	$11.66807	0
01/01/2014 to 12/31/2014	$11.66807	$13.04402	2,780
01/01/2015 to 12/31/2015	$13.04402	$12.37692	1,738
01/01/2016 to 12/31/2016	$12.37692	$13.99335	771
01/01/2017 to 12/31/2017	$13.99335	$16.30426	0
01/01/2018 to 12/31/2018	$16.30426	$15.27755	0
01/01/2019 to 12/31/2019	$15.27755	$19.69816	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.12910	$9.61489	3,871
01/01/2011 to 12/31/2011	$9.61489	$8.98450	3,737
01/01/2012 to 12/31/2012	$8.98450	$11.21027	2,995
01/01/2013 to 12/31/2013	$11.21027	$11.51054	2,117
01/01/2014 to 12/31/2014	$11.51054	$12.90339	2,503
01/01/2015 to 12/31/2015	$12.90339	$12.68554	2,008
01/01/2016 to 12/31/2016	$12.68554	$12.59472	937
01/01/2017 to 12/31/2017	$12.59472	$13.74283	0
01/01/2018 to 12/31/2018	$13.74283	$12.88490	0
01/01/2019 to 12/31/2019	$12.88490	$15.86438	0
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.14076	$17.90692	30,983
01/01/2011 to 12/31/2011	$17.90692	$18.78211	20,122
01/01/2012 to 12/31/2012	$18.78211	$21.31773	18,452
01/01/2013 to 12/31/2013	$21.31773	$21.63394	8,352
01/01/2014 to 12/31/2014	$21.63394	$27.86871	7,997
01/01/2015 to 12/31/2015	$27.86871	$28.75130	5,068
01/01/2016 to 12/31/2016	$28.75130	$29.65459	3,798
01/01/2017 to 12/31/2017	$29.65459	$31.00378	0
01/01/2018 to 12/31/2018	$31.00378	$29.05458	0
01/01/2019 to 12/31/2019	$29.05458	$37.51466	0
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.88217	$9.99544	795,603
01/01/2011 to 12/31/2011	$9.99544	$9.68775	576,932
01/01/2012 to 12/31/2012	$9.68775	$10.54634	532,374
01/01/2013 to 12/31/2013	$10.54634	$11.90946	193,207
01/01/2014 to 12/31/2014	$11.90946	$12.08820	216,489
01/01/2015 to 12/31/2015	$12.08820	$12.01261	143,449
01/01/2016 to 12/31/2016	$12.01261	$12.32369	44,235
01/01/2017 to 12/31/2017	$12.32369	$14.12461	1,782
01/01/2018 to 12/31/2018	$14.12461	$12.82103	0
01/01/2019 to 12/31/2019	$12.82103	$15.13916	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.20947	$10.11317	195,509
01/01/2011 to 12/31/2011	$10.11317	$9.90118	161,208
01/01/2012 to 12/31/2012	$9.90118	$10.72948	112,624
01/01/2013 to 12/31/2013	$10.72948	$11.59469	45,137
01/01/2014 to 12/31/2014	$11.59469	$11.87020	56,265
01/01/2015 to 12/31/2015	$11.87020	$11.57403	35,589
01/01/2016 to 12/31/2016	$11.57403	$11.98784	15,381
01/01/2017 to 12/31/2017	$11.98784	$13.24554	1,891
01/01/2018 to 12/31/2018	$13.24554	$12.11266	0
01/01/2019 to 12/31/2019	$12.11266	$13.82844	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.85584	$16.03632	14,152
01/01/2011 to 12/31/2011	$16.03632	$15.98554	11,602
01/01/2012 to 12/31/2012	$15.98554	$18.19739	11,191
01/01/2013 to 12/31/2013	$18.19739	$24.85625	11,414
01/01/2014 to 12/31/2014	$24.85625	$26.21909	13,548
01/01/2015 to 12/31/2015	$26.21909	$24.38211	11,414
01/01/2016 to 12/31/2016	$24.38211	$29.82593	6,230
01/01/2017 to 12/31/2017	$29.82593	$32.92715	0
01/01/2018 to 12/31/2018	$32.92715	$27.84085	0
01/01/2019 to 12/31/2019	$27.84085	$33.59676	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.57690	$10.41011	323,305
01/01/2011 to 12/31/2011	$10.41011	$10.24614	411,226
01/01/2012 to 12/31/2012	$10.24614	$10.08272	348,780
01/01/2013 to 12/31/2013	$10.08272	$9.92163	77,433
01/01/2014 to 12/31/2014	$9.92163	$9.76289	84,173
01/01/2015 to 12/31/2015	$9.76289	$9.60643	62,463
01/01/2016 to 12/31/2016	$9.60643	$9.45315	13,487
01/01/2017 to 12/31/2017	$9.45315	$9.33399	0
01/01/2018 to 12/31/2018	$9.33399	$9.30329	0
01/01/2019 to 12/31/2019	$9.30329	$9.30918	0
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$12.10779	$13.52257	61,676
01/01/2011 to 12/31/2011	$13.52257	$13.72875	44,751
01/01/2012 to 12/31/2012	$13.72875	$15.38312	37,827
01/01/2013 to 12/31/2013	$15.38312	$16.22391	13,073
01/01/2014 to 12/31/2014	$16.22391	$16.37264	10,412
01/01/2015 to 12/31/2015	$16.37264	$15.53656	7,128
01/01/2016 to 12/31/2016	$15.53656	$17.64237	2,617
01/01/2017 to 12/31/2017	$17.64237	$18.65793	0
01/01/2018 to 12/31/2018	$18.65793	$17.99308	0
01/01/2019 to 12/31/2019	$17.99308	$20.41401	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.36924	$10.43263	76,011
01/01/2011 to 12/31/2011	$10.43263	$9.83643	53,174
01/01/2012 to 12/31/2012	$9.83643	$11.31329	48,521
01/01/2013 to 12/31/2013	$11.31329	$15.56971	23,549
01/01/2014 to 12/31/2014	$15.56971	$17.42667	16,952
01/01/2015 to 12/31/2015	$17.42667	$15.80407	7,063
01/01/2016 to 12/31/2016	$15.80407	$18.64437	4,265
01/01/2017 to 12/31/2017	$18.64437	$21.86807	0
01/01/2018 to 12/31/2018	$21.86807	$18.47121	0
01/01/2019 to 12/31/2019	$18.47121	$23.54185	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$12.58665	$14.18100	178,121
01/01/2011 to 12/31/2011	$14.18100	$12.15081	120,855
01/01/2012 to 12/31/2012	$12.15081	$14.39131	66,094
01/01/2013 to 12/31/2013	$14.39131	$16.85963	18,320
01/01/2014 to 12/31/2014	$16.85963	$15.67332	12,662
01/01/2015 to 12/31/2015	$15.67332	$15.90806	8,282
01/01/2016 to 12/31/2016	$15.90806	$15.06274	3,302
01/01/2017 to 12/31/2017	$15.06274	$20.07333	0
01/01/2018 to 12/31/2018	$20.07333	$17.11751	0
01/01/2019 to 12/31/2019	$17.11751	$22.25240	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.78708	$16.16317	47,525
01/01/2011 to 12/31/2011	$16.16317	$13.90883	36,277
01/01/2012 to 12/31/2012	$13.90883	$15.96847	28,075
01/01/2013 to 12/31/2013	$15.96847	$18.77179	15,253
01/01/2014 to 12/31/2014	$18.77179	$17.23315	12,417
01/01/2015 to 12/31/2015	$17.23315	$17.09597	7,714
01/01/2016 to 12/31/2016	$17.09597	$16.92074	2,484
01/01/2017 to 12/31/2017	$16.92074	$20.44929	0
01/01/2018 to 12/31/2018	$20.44929	$16.87361	0
01/01/2019 to 12/31/2019	$16.87361	$19.92817	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.66032	$9.69923	68,858
01/01/2011 to 12/31/2011	$9.69923	$9.48986	68,415
01/01/2012 to 12/31/2012	$9.48986	$10.60627	71,869
01/01/2013 to 12/31/2013	$10.60627	$12.13586	41,076
01/01/2014 to 12/31/2014	$12.13586	$12.70173	64,607
01/01/2015 to 12/31/2015	$12.70173	$12.36762	42,578
01/01/2016 to 12/31/2016	$12.36762	$12.80504	17,959
01/01/2017 to 12/31/2017	$12.80504	$14.73721	0
01/01/2018 to 12/31/2018	$14.73721	$13.43121	0
01/01/2019 to 12/31/2019	$13.43121	$15.78424	0
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.65987	$14.40509	55,671
01/01/2011 to 12/31/2011	$14.40509	$12.87788	49,878
01/01/2012 to 12/31/2012	$12.87788	$15.44789	39,541
01/01/2013 to 12/31/2013	$15.44789	$17.53575	10,470
01/01/2014 to 12/31/2014	$17.53575	$16.15687	12,110
01/01/2015 to 12/31/2015	$16.15687	$15.45409	8,074
01/01/2016 to 12/31/2016	$15.45409	$15.50105	3,875
01/01/2017 to 12/31/2017	$15.50105	$19.77368	0
01/01/2018 to 12/31/2018	$19.77368	$16.05687	0
01/01/2019 to 12/31/2019	$16.05687	$20.10126	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.75749	$13.47220	333,592
01/01/2011 to 12/31/2011	$13.47220	$13.28792	252,796
01/01/2012 to 12/31/2012	$13.28792	$14.47671	236,865
01/01/2013 to 12/31/2013	$14.47671	$15.81672	102,050
01/01/2014 to 12/31/2014	$15.81672	$16.41174	112,983
01/01/2015 to 12/31/2015	$16.41174	$16.11972	84,115
01/01/2016 to 12/31/2016	$16.11972	$16.47123	19,640
01/01/2017 to 12/31/2017	$16.47123	$18.17642	0
01/01/2018 to 12/31/2018	$18.17642	$16.96722	0
01/01/2019 to 12/31/2019	$16.96722	$19.13485	0
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29130	$11.27262	17,421
01/01/2011 to 12/31/2011	$11.27262	$11.16603	491
01/01/2012 to 12/31/2012	$11.16603	$12.65589	492
01/01/2013 to 12/31/2013	$12.65589	$16.99823	672
01/01/2014 to 12/31/2014	$16.99823	$18.31586	1,685
01/01/2015 to 12/31/2015	$18.31586	$19.93941	1,635
01/01/2016 to 12/31/2016	$19.93941	$19.33373	77
01/01/2017 to 12/31/2017	$19.33373	$25.84193	0
01/01/2018 to 12/31/2018	$25.84193	$25.01654	0
01/01/2019 to 12/31/2019	$25.01654	$32.64192	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.42585	$12.28551	373,734
01/01/2011 to 12/31/2011	$12.28551	$11.97881	229,225
01/01/2012 to 12/31/2012	$11.97881	$13.23274	130,595
01/01/2013 to 12/31/2013	$13.23274	$17.78834	31,578
01/01/2014 to 12/31/2014	$17.78834	$19.35733	35,643
01/01/2015 to 12/31/2015	$19.35733	$20.96608	17,491
01/01/2016 to 12/31/2016	$20.96608	$21.78170	5,112
01/01/2017 to 12/31/2017	$21.78170	$28.50508	0
01/01/2018 to 12/31/2018	$28.50508	$27.29269	0
01/01/2019 to 12/31/2019	$27.29269	$35.35078	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$14.68894	$16.19525	9,532
01/01/2011 to 12/31/2011	$16.19525	$15.43727	7,212
01/01/2012 to 12/31/2012	$15.43727	$18.69552	7,490
01/01/2013 to 12/31/2013	$18.69552	$23.48010	16,807
01/01/2014 to 12/31/2014	$23.48010	$23.94316	20,919
01/01/2015 to 12/31/2015	$23.94316	$23.21482	17,908
01/01/2016 to 12/31/2016	$23.21482	$24.46875	14,558
01/01/2017 to 12/31/2017	$24.46875	$29.81853	0
01/01/2018 to 12/31/2018	$29.81853	$26.53609	0
01/01/2019 to 12/31/2019	$26.53609	$33.93393	0
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99868	$10.32725	27,149
01/01/2013 to 12/31/2013	$10.32725	$12.08412	17,690
01/01/2014 to 12/31/2014	$12.08412	$12.50173	17,452
01/01/2015 to 12/31/2015	$12.50173	$12.14891	14,825
01/01/2016 to 12/31/2016	$12.14891	$12.47161	9,569
01/01/2017 to 12/31/2017	$12.47161	$14.29668	0
01/01/2018 to 12/31/2018	$14.29668	$12.90278	0
01/01/2019 to 12/31/2019	$12.90278	$15.58639	0
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$10.90870	$12.10655	69,094
01/01/2011 to 12/31/2011	$12.10655	$11.84234	59,637
01/01/2012 to 12/31/2012	$11.84234	$13.64352	58,891
01/01/2013 to 12/31/2013	$13.64352	$18.35314	17,710
01/01/2014 to 12/31/2014	$18.35314	$19.63247	15,905
01/01/2015 to 12/31/2015	$19.63247	$20.71493	11,457
01/01/2016 to 12/31/2016	$20.71493	$20.77378	4,739
01/01/2017 to 12/31/2017	$20.77378	$26.71964	0
01/01/2018 to 12/31/2018	$26.71964	$26.85511	0
01/01/2019 to 12/31/2019	$26.85511	$36.40873	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99868	$10.19872	0
01/01/2013 to 12/31/2013	$10.19872	$13.49835	224
01/01/2014 to 12/31/2014	$13.49835	$14.63962	728
01/01/2015 to 12/31/2015	$14.63962	$14.30116	512
01/01/2016 to 12/31/2016	$14.30116	$15.96493	68
01/01/2017 to 12/31/2017	$15.96493	$18.43423	0
01/01/2018 to 12/31/2018	$18.43423	$16.29665	0
01/01/2019 to 12/31/2019	$16.29665	$20.74207	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.73320	$16.19270	55,798
01/01/2011 to 12/31/2011	$16.19270	$15.45959	42,625
01/01/2012 to 12/31/2012	$15.45959	$18.19557	24,844
01/01/2013 to 12/31/2013	$18.19557	$23.66824	10,480
01/01/2014 to 12/31/2014	$23.66824	$25.97426	10,673
01/01/2015 to 12/31/2015	$25.97426	$24.10552	20,475
01/01/2016 to 12/31/2016	$24.10552	$24.11073	8,186
01/01/2017 to 12/31/2017	$24.11073	$30.15363	0
01/01/2018 to 12/31/2018	$30.15363	$28.37832	0
01/01/2019 to 12/31/2019	$28.37832	$36.34492	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.58584	$15.28694	87,867
01/01/2011 to 12/31/2011	$15.28694	$14.66903	55,554
01/01/2012 to 12/31/2012	$14.66903	$16.90627	49,639
01/01/2013 to 12/31/2013	$16.90627	$23.62421	12,777
01/01/2014 to 12/31/2014	$23.62421	$26.55894	12,507
01/01/2015 to 12/31/2015	$26.55894	$24.66084	9,476
01/01/2016 to 12/31/2016	$24.66084	$28.69088	6,356
01/01/2017 to 12/31/2017	$28.69088	$32.12609	0
01/01/2018 to 12/31/2018	$32.12609	$26.41153	0
01/01/2019 to 12/31/2019	$26.41153	$31.45059	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.13505	$10.99067	31,540
01/01/2011 to 12/31/2011	$10.99067	$8.62261	22,639
01/01/2012 to 12/31/2012	$8.62261	$10.00568	19,009
01/01/2013 to 12/31/2013	$10.00568	$9.86750	5,748
01/01/2014 to 12/31/2014	$9.86750	$9.25495	7,307
01/01/2015 to 12/31/2015	$9.25495	$7.58353	7,853
01/01/2016 to 12/31/2016	$7.58353	$8.38493	2,512
01/01/2017 to 12/31/2017	$8.38493	$10.42749	0
01/01/2018 to 12/31/2018	$10.42749	$8.81857	0
01/01/2019 to 12/31/2019	$8.81857	$9.83582	0
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.67464	$11.61424	560,686
01/01/2011 to 12/31/2011	$11.61424	$11.54249	518,147
01/01/2012 to 12/31/2012	$11.54249	$12.53577	425,958
01/01/2013 to 12/31/2013	$12.53577	$13.47161	189,917
01/01/2014 to 12/31/2014	$13.47161	$14.02167	229,932
01/01/2015 to 12/31/2015	$14.02167	$13.81712	138,989
01/01/2016 to 12/31/2016	$13.81712	$14.34781	67,393
01/01/2017 to 12/31/2017	$14.34781	$15.54906	0
01/01/2018 to 12/31/2018	$15.54906	$14.86445	0
01/01/2019 to 12/31/2019	$14.86445	$16.78271	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01859	$10.07153	0
01/01/2012 to 12/31/2012	$10.07153	$10.61478	689
01/01/2013 to 12/31/2013	$10.61478	$10.20335	147
01/01/2014 to 12/31/2014	$10.20335	$10.64862	252
01/01/2015 to 12/31/2015	$10.64862	$10.45015	198
01/01/2016 to 12/31/2016	$10.45015	$10.71606	111
01/01/2017 to 12/31/2017	$10.71606	$11.14305	0
01/01/2018 to 12/31/2018	$11.14305	$10.87469	0
01/01/2019 to 12/31/2019	$10.87469	$11.74461	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.31321	$9.73617	705,823
01/01/2011 to 12/31/2011	$9.73617	$8.98515	453,728
01/01/2012 to 12/31/2012	$8.98515	$9.98361	421,861
01/01/2013 to 12/31/2013	$9.98361	$11.49642	194,075
01/01/2014 to 12/31/2014	$11.49642	$12.35296	241,139
01/01/2015 to 12/31/2015	$12.35296	$12.08090	188,944
01/01/2016 to 12/31/2016	$12.08090	$13.08803	41,463
01/01/2017 to 12/31/2017	$13.08803	$14.95226	5,087
01/01/2018 to 12/31/2018	$14.95226	$13.59421	0
01/01/2019 to 12/31/2019	$13.59421	$15.94207	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99867	$11.68086	0
01/01/2014 to 12/31/2014	$11.68086	$13.24585	0
01/01/2015 to 12/31/2015	$13.24585	$13.23501	0
01/01/2016 to 12/31/2016	$13.23501	$14.43746	0
01/01/2017 to 12/31/2017	$14.43746	$17.24913	0
01/01/2018 to 12/31/2018	$17.24913	$15.75796	0
01/01/2019 to 12/31/2019	$15.75796	$19.41160	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$9.37769	$10.61628	16,599
01/01/2011 to 12/31/2011	$10.61628	$10.80789	14,709
01/01/2012 to 12/31/2012	$10.80789	$12.63468	2,682
01/01/2013 to 12/31/2013	$12.63468	$16.46419	3,700
01/01/2014 to 12/31/2014	$16.46419	$18.98939	4,446
01/01/2015 to 12/31/2015	$18.98939	$19.26091	3,359
01/01/2016 to 12/31/2016	$19.26091	$21.76717	1,588
01/01/2017 to 12/31/2017	$21.76717	$26.18597	0
01/01/2018 to 12/31/2018	$26.18597	$23.64765	0
01/01/2019 to 12/31/2019	$23.64765	$28.96229	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99867	$8.90300	7,365
01/01/2012 to 12/31/2012	$8.90300	$9.91304	0
01/01/2013 to 12/31/2013	$9.91304	$11.93921	0
01/01/2014 to 12/31/2014	$11.93921	$12.51188	0
01/01/2015 to 12/31/2015	$12.51188	$12.33018	0
01/01/2016 to 12/31/2016	$12.33018	$12.90036	0
01/01/2017 to 12/31/2017	$12.90036	$15.00360	0
01/01/2018 to 12/31/2018	$15.00360	$13.79862	0
01/01/2019 to 12/31/2019	$13.79862	$16.45703	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.01657	$15.67264	71,601
01/01/2011 to 12/31/2011	$15.67264	$13.40010	52,087
01/01/2012 to 12/31/2012	$13.40010	$15.83225	30,652
01/01/2013 to 12/31/2013	$15.83225	$21.93696	11,834
01/01/2014 to 12/31/2014	$21.93696	$22.65251	9,908
01/01/2015 to 12/31/2015	$22.65251	$22.58767	6,226
01/01/2016 to 12/31/2016	$22.58767	$23.93835	2,721
01/01/2017 to 12/31/2017	$23.93835	$30.07910	0
01/01/2018 to 12/31/2018	$30.07910	$26.38601	0
01/01/2019 to 12/31/2019	$26.38601	$35.43613	0
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.27257	$12.44698	54,161
01/01/2011 to 12/31/2011	$12.44698	$12.12813	33,410
01/01/2012 to 12/31/2012	$12.12813	$13.38698	43,214
01/01/2013 to 12/31/2013	$13.38698	$17.80621	12,464
01/01/2014 to 12/31/2014	$17.80621	$18.19046	12,031
01/01/2015 to 12/31/2015	$18.19046	$18.04009	6,723
01/01/2016 to 12/31/2016	$18.04009	$19.89571	3,051
01/01/2017 to 12/31/2017	$19.89571	$24.26055	0
01/01/2018 to 12/31/2018	$24.26055	$21.86419	0
01/01/2019 to 12/31/2019	$21.86419	$27.99462	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.18310	$15.10457	119,458
01/01/2011 to 12/31/2011	$15.10457	$13.97497	84,338
01/01/2012 to 12/31/2012	$13.97497	$16.24847	52,699
01/01/2013 to 12/31/2013	$16.24847	$21.96847	15,663
01/01/2014 to 12/31/2014	$21.96847	$22.75590	13,624
01/01/2015 to 12/31/2015	$22.75590	$21.42674	8,264
01/01/2016 to 12/31/2016	$21.42674	$27.24209	4,864
01/01/2017 to 12/31/2017	$27.24209	$28.77694	0
01/01/2018 to 12/31/2018	$28.77694	$23.47934	0
01/01/2019 to 12/31/2019	$23.47934	$28.18177	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.18621	$13.37437	293,556
01/01/2011 to 12/31/2011	$13.37437	$13.42180	234,239
01/01/2012 to 12/31/2012	$13.42180	$14.98920	198,765
01/01/2013 to 12/31/2013	$14.98920	$17.23230	104,523
01/01/2014 to 12/31/2014	$17.23230	$17.95361	121,761
01/01/2015 to 12/31/2015	$17.95361	$17.67378	95,840
01/01/2016 to 12/31/2016	$17.67378	$18.70358	31,259
01/01/2017 to 12/31/2017	$18.70358	$21.24083	0
01/01/2018 to 12/31/2018	$21.24083	$19.78587	0
01/01/2019 to 12/31/2019	$19.78587	$23.52753	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.96508	$13.63517	103,846
01/01/2011 to 12/31/2011	$13.63517	$13.18978	81,032
01/01/2012 to 12/31/2012	$13.18978	$15.26052	66,475
01/01/2013 to 12/31/2013	$15.26052	$21.62756	40,160
01/01/2014 to 12/31/2014	$21.62756	$23.05756	33,788
01/01/2015 to 12/31/2015	$23.05756	$24.86303	24,578
01/01/2016 to 12/31/2016	$24.86303	$25.12621	11,064
01/01/2017 to 12/31/2017	$25.12621	$34.09265	0
01/01/2018 to 12/31/2018	$34.09265	$34.84117	0
01/01/2019 to 12/31/2019	$34.84117	$43.96214	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.41318	$12.62804	32,350
01/01/2011 to 12/31/2011	$12.62804	$12.36514	27,180
01/01/2012 to 12/31/2012	$12.36514	$13.79764	26,453
01/01/2013 to 12/31/2013	$13.79764	$18.27836	17,433
01/01/2014 to 12/31/2014	$18.27836	$18.26614	18,025
01/01/2015 to 12/31/2015	$18.26614	$16.88397	14,464
01/01/2016 to 12/31/2016	$16.88397	$17.63265	7,192
01/01/2017 to 12/31/2017	$17.63265	$20.22333	0
01/01/2018 to 12/31/2018	$20.22333	$17.96581	0
01/01/2019 to 12/31/2019	$17.96581	$22.26938	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$21.40395	$25.36953	43,500
01/01/2011 to 12/31/2011	$25.36953	$21.23991	31,396
01/01/2012 to 12/31/2012	$21.23991	$21.65554	32,913
01/01/2013 to 12/31/2013	$21.65554	$24.58653	11,328
01/01/2014 to 12/31/2014	$24.58653	$22.17031	13,067
01/01/2015 to 12/31/2015	$22.17031	$17.61532	9,033
01/01/2016 to 12/31/2016	$17.61532	$21.60096	2,357
01/01/2017 to 12/31/2017	$21.60096	$23.44695	0
01/01/2018 to 12/31/2018	$23.44695	$19.22776	0
01/01/2019 to 12/31/2019	$19.22776	$22.11124	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$12.42629	$12.92988	116,874
01/01/2011 to 12/31/2011	$12.92988	$13.24804	78,444
01/01/2012 to 12/31/2012	$13.24804	$13.71705	52,438
01/01/2013 to 12/31/2013	$13.71705	$12.99100	19,854
01/01/2014 to 12/31/2014	$12.99100	$12.85421	14,888
01/01/2015 to 12/31/2015	$12.85421	$12.06449	8,069
01/01/2016 to 12/31/2016	$12.06449	$12.38911	1,029
01/01/2017 to 12/31/2017	$12.38911	$12.44028	0
01/01/2018 to 12/31/2018	$12.44028	$12.48489	0
01/01/2019 to 12/31/2019	$12.48489	$12.48216	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.01310	$14.61176	23,314
01/01/2011 to 12/31/2011	$14.61176	$13.88210	16,587
01/01/2012 to 12/31/2012	$13.88210	$16.17458	10,536
01/01/2013 to 12/31/2013	$16.17458	$21.07497	6,176
01/01/2014 to 12/31/2014	$21.07497	$23.84204	6,387
01/01/2015 to 12/31/2015	$23.84204	$21.91022	4,346
01/01/2016 to 12/31/2016	$21.91022	$24.57785	859
01/01/2017 to 12/31/2017	$24.57785	$28.66734	0
01/01/2018 to 12/31/2018	$28.66734	$23.54476	0
01/01/2019 to 12/31/2019	$23.54476	$27.60363	0
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.79872	$9.92525	269,526
01/01/2011 to 12/31/2011	$9.92525	$9.42916	204,964
01/01/2012 to 12/31/2012	$9.42916	$10.29940	216,620
01/01/2013 to 12/31/2013	$10.29940	$12.21248	134,419
01/01/2014 to 12/31/2014	$12.21248	$12.67858	121,962
01/01/2015 to 12/31/2015	$12.67858	$12.39676	89,192
01/01/2016 to 12/31/2016	$12.39676	$12.99473	28,961
01/01/2017 to 12/31/2017	$12.99473	$14.52565	1,875
01/01/2018 to 12/31/2018	$14.52565	$13.57769	0
01/01/2019 to 12/31/2019	$13.57769	$16.10661	0
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.22508	$10.84606	34,425
01/01/2011 to 12/31/2011	$10.84606	$11.31584	28,198
01/01/2012 to 12/31/2012	$11.31584	$12.00899	23,204
01/01/2013 to 12/31/2013	$12.00899	$11.64048	20,123
01/01/2014 to 12/31/2014	$11.64048	$12.27856	23,025
01/01/2015 to 12/31/2015	$12.27856	$12.23146	15,421
01/01/2016 to 12/31/2016	$12.23146	$12.65600	1,860
01/01/2017 to 12/31/2017	$12.65600	$13.23954	0
01/01/2018 to 12/31/2018	$13.23954	$12.73158	0
01/01/2019 to 12/31/2019	$12.73158	$14.06901	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99299	$9.12486	5,077
01/01/2012 to 12/31/2012	$9.12486	$10.65984	4,925
01/01/2013 to 12/31/2013	$10.65984	$13.74489	3,210
01/01/2014 to 12/31/2014	$13.74489	$15.26001	9,135
01/01/2015 to 12/31/2015	$15.26001	$15.32615	5,074
01/01/2016 to 12/31/2016	$15.32615	$17.31567	510
01/01/2017 to 12/31/2017	$17.31567	$18.50048	72
01/01/2018 to 12/31/2018	$18.50048	$16.82412	0
01/01/2019 to 12/31/2019	$16.82412	$20.70880	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$12.31161	$12.75600	10,647
01/01/2011 to 12/31/2011	$12.75600	$13.04815	6,015
01/01/2012 to 12/31/2012	$13.04815	$15.52210	8,877
01/01/2013 to 12/31/2013	$15.52210	$21.46619	4,013
01/01/2014 to 12/31/2014	$21.46619	$25.27751	5,133
01/01/2015 to 12/31/2015	$25.27751	$25.65978	3,599
01/01/2016 to 12/31/2016	$25.65978	$22.35629	1,487
01/01/2017 to 12/31/2017	$22.35629	$25.48140	0
01/01/2018 to 12/31/2018	$25.48140	$25.29820	0
01/01/2019 to 12/31/2019	$25.29820	$32.98491	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04994	$9.76930	1,632
01/01/2013 to 12/31/2013	$9.76930	$13.17127	1,238
01/01/2014 to 12/31/2014	$13.17127	$14.00211	2,169
01/01/2015 to 12/31/2015	$14.00211	$13.94432	1,507
01/01/2016 to 12/31/2016	$13.94432	$13.82554	524
01/01/2017 to 12/31/2017	$13.82554	$16.66489	0
01/01/2018 to 12/31/2018	$16.66489	$15.48128	0
01/01/2019 to 12/31/2019	$15.48128	$20.46485	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.63472	$11.50053	0
01/01/2011 to 12/31/2011	$11.50053	$10.74486	0
01/01/2012 to 12/31/2012	$10.74486	$11.76509	0
01/01/2013 to 12/31/2013	$11.76509	$14.48775	0
01/01/2014 to 12/31/2014	$14.48775	$15.83155	0
01/01/2015 to 12/31/2015	$15.83155	$16.63995	0
01/01/2016 to 12/31/2016	$16.63995	$16.25059	0
01/01/2017 to 12/31/2017	$16.25059	$21.60966	0
01/01/2018 to 12/31/2018	$21.60966	$21.16536	0
01/01/2019 to 12/31/2019	$21.16536	$28.29929	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12647	$9.73145	907
01/01/2017 to 12/31/2017	$9.73145	$13.51147	0
01/01/2018 to 12/31/2018	$13.51147	$10.93980	0
01/01/2019 to 12/31/2019	$10.93980	$13.19565	0
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$17.57850	$19.70289	4,317
01/01/2011 to 12/31/2011	$19.70289	$14.15384	4,693
01/01/2012 to 12/31/2012	$14.15384	$16.08237	3,275
01/01/2013 to 12/31/2013	$16.08237	$18.19440	439
01/01/2014 to 12/31/2014	$18.19440	$17.62236	0
01/01/2015 to 12/31/2015	$17.62236	$15.71385	0
01/01/2016 to 12/31/2016	$15.71385	$15.56205	0
01/01/2017 to 12/31/2017	$15.56205	$20.34870	0
01/01/2018 to 12/31/2018	$20.34870	$16.29812	0
01/01/2019 to 12/31/2019	$16.29812	$20.25609	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.58723	$4.89019	1,217
01/01/2011 to 12/31/2011	$4.89019	$3.52474	0
01/01/2012 to 12/31/2012	$3.52474	$4.62680	11
01/01/2013 to 12/31/2013	$4.62680	$6.07595	983
01/01/2014 to 12/31/2014	$6.07595	$6.59913	976
01/01/2015 to 12/31/2015	$6.59913	$6.46536	473
01/01/2016 to 12/31/2016	$6.46536	$7.84011	0
01/01/2017 to 12/31/2017	$7.84011	$9.09749	0
01/01/2018 to 12/31/2018	$9.09749	$7.34905	0
01/01/2019 to 12/31/2019	$7.34905	$9.86569	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$14.10288	$17.99838	7,372
01/01/2011 to 12/31/2011	$17.99838	$14.85021	6,376
01/01/2012 to 12/31/2012	$14.85021	$15.85212	5,112
01/01/2013 to 12/31/2013	$15.85212	$18.47367	644
01/01/2014 to 12/31/2014	$18.47367	$18.48468	126
01/01/2015 to 12/31/2015	$18.48468	$15.65650	95
01/01/2016 to 12/31/2016	$15.65650	$18.25557	0
01/01/2017 to 12/31/2017	$18.25557	$22.08849	0
01/01/2018 to 12/31/2018	$22.08849	$17.89531	0
01/01/2019 to 12/31/2019	$17.89531	$20.72904	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$7.01987	$5.67808	8,279
01/01/2011 to 12/31/2011	$5.67808	$5.09092	2,693
01/01/2012 to 12/31/2012	$5.09092	$4.17794	747
01/01/2013 to 12/31/2013	$4.17794	$3.01956	150
01/01/2014 to 12/31/2014	$3.01956	$2.54790	0
01/01/2015 to 12/31/2015	$2.54790	$2.38364	0
01/01/2016 to 12/31/2016	$2.38364	$2.03944	0
01/01/2017 to 12/31/2017	$2.03944	$1.64629	0
01/01/2018 to 12/31/2018	$1.64629	$1.68549	0
01/01/2019 to 12/31/2019	$1.68549	$1.27794	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.80451	$10.86117	41,019
01/01/2011 to 12/31/2011	$10.86117	$10.68789	34,482
01/01/2012 to 12/31/2012	$10.68789	$11.97729	3,713
01/01/2013 to 12/31/2013	$11.97729	$15.29275	2,838
01/01/2014 to 12/31/2014	$15.29275	$16.77385	0
01/01/2015 to 12/31/2015	$16.77385	$16.42987	0
01/01/2016 to 12/31/2016	$16.42987	$17.72962	0
01/01/2017 to 12/31/2017	$17.72962	$20.82130	0
01/01/2018 to 12/31/2018	$20.82130	$19.22703	0
01/01/2019 to 12/31/2019	$19.22703	$24.38362	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$11.40280	$13.16841	1,231
01/01/2011 to 12/31/2011	$13.16841	$13.85819	4,409
01/01/2012 to 12/31/2012	$13.85819	$15.11686	2,408
01/01/2013 to 12/31/2013	$15.11686	$19.10725	541
01/01/2014 to 12/31/2014	$19.10725	$20.72446	246
01/01/2015 to 12/31/2015	$20.72446	$21.24190	246
01/01/2016 to 12/31/2016	$21.24190	$21.64355	0
01/01/2017 to 12/31/2017	$21.64355	$24.50457	0
01/01/2018 to 12/31/2018	$24.50457	$20.54131	0
01/01/2019 to 12/31/2019	$20.54131	$25.58164	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.74366	$10.44413	9,836
01/01/2011 to 12/31/2011	$10.44413	$10.84252	8,284
01/01/2012 to 12/31/2012	$10.84252	$13.02647	2,765
01/01/2013 to 12/31/2013	$13.02647	$17.92873	343
01/01/2014 to 12/31/2014	$17.92873	$19.84030	0
01/01/2015 to 12/31/2015	$19.84030	$20.43835	0
01/01/2016 to 12/31/2016	$20.43835	$20.95397	0
01/01/2017 to 12/31/2017	$20.95397	$24.40691	0
01/01/2018 to 12/31/2018	$24.40691	$24.16202	0
01/01/2019 to 12/31/2019	$24.16202	$29.63344	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$12.42365	$12.54700	10,253
01/01/2011 to 12/31/2011	$12.54700	$11.24954	5,470
01/01/2012 to 12/31/2012	$11.24954	$12.90621	3,239
01/01/2013 to 12/31/2013	$12.90621	$15.44748	2,901
01/01/2014 to 12/31/2014	$15.44748	$13.88591	374
01/01/2015 to 12/31/2015	$13.88591	$12.17734	221
01/01/2016 to 12/31/2016	$12.17734	$12.91880	0
01/01/2017 to 12/31/2017	$12.91880	$15.21847	0
01/01/2018 to 12/31/2018	$15.21847	$12.85793	0
01/01/2019 to 12/31/2019	$12.85793	$14.90277	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.88092	$6.41942	18,145
01/01/2011 to 12/31/2011	$6.41942	$5.44303	21,432
01/01/2012 to 12/31/2012	$5.44303	$6.68031	8,522
01/01/2013 to 12/31/2013	$6.68031	$8.68202	1,105
01/01/2014 to 12/31/2014	$8.68202	$9.64666	222
01/01/2015 to 12/31/2015	$9.64666	$9.35047	0
01/01/2016 to 12/31/2016	$9.35047	$10.61086	0
01/01/2017 to 12/31/2017	$10.61086	$12.34072	0
01/01/2018 to 12/31/2018	$12.34072	$10.87583	0
01/01/2019 to 12/31/2019	$10.87583	$13.94134	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.66478	$10.79258	6,837
01/01/2011 to 12/31/2011	$10.79258	$11.69414	10,065
01/01/2012 to 12/31/2012	$11.69414	$13.50944	4,938
01/01/2013 to 12/31/2013	$13.50944	$18.57849	699
01/01/2014 to 12/31/2014	$18.57849	$22.61381	41
01/01/2015 to 12/31/2015	$22.61381	$23.36980	11
01/01/2016 to 12/31/2016	$23.36980	$22.06476	0
01/01/2017 to 12/31/2017	$22.06476	$26.25466	0
01/01/2018 to 12/31/2018	$26.25466	$26.97806	0
01/01/2019 to 12/31/2019	$26.97806	$31.68878	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$10.60211	$12.91016	6,521
01/01/2011 to 12/31/2011	$12.91016	$12.47717	4,059
01/01/2012 to 12/31/2012	$12.47717	$14.21686	3
01/01/2013 to 12/31/2013	$14.21686	$19.33186	0
01/01/2014 to 12/31/2014	$19.33186	$20.08352	0
01/01/2015 to 12/31/2015	$20.08352	$19.08616	0
01/01/2016 to 12/31/2016	$19.08616	$22.07710	0
01/01/2017 to 12/31/2017	$22.07710	$26.59082	0
01/01/2018 to 12/31/2018	$26.59082	$22.82322	0
01/01/2019 to 12/31/2019	$22.82322	$29.30619	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.88809	$8.17450	3,443
01/01/2011 to 12/31/2011	$8.17450	$6.55262	1,896
01/01/2012 to 12/31/2012	$6.55262	$7.92717	1,416
01/01/2013 to 12/31/2013	$7.92717	$11.56295	914
01/01/2014 to 12/31/2014	$11.56295	$11.74498	59
01/01/2015 to 12/31/2015	$11.74498	$12.22843	32
01/01/2016 to 12/31/2016	$12.22843	$12.08293	0
01/01/2017 to 12/31/2017	$12.08293	$14.08411	0
01/01/2018 to 12/31/2018	$14.08411	$12.24509	0
01/01/2019 to 12/31/2019	$12.24509	$14.45876	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.42720	$10.49944	5,066
01/01/2011 to 12/31/2011	$10.49944	$10.65507	1,923
01/01/2012 to 12/31/2012	$10.65507	$11.81767	489
01/01/2013 to 12/31/2013	$11.81767	$15.19448	1,364
01/01/2014 to 12/31/2014	$15.19448	$16.88427	320
01/01/2015 to 12/31/2015	$16.88427	$17.23826	321
01/01/2016 to 12/31/2016	$17.23826	$17.81385	0
01/01/2017 to 12/31/2017	$17.81385	$21.96315	0
01/01/2018 to 12/31/2018	$21.96315	$21.20783	0
01/01/2019 to 12/31/2019	$21.20783	$26.89743	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.32903	$9.25256	3,895
01/01/2011 to 12/31/2011	$9.25256	$8.98821	1,548
01/01/2012 to 12/31/2012	$8.98821	$10.20799	18,254
01/01/2013 to 12/31/2013	$10.20799	$13.04732	1,249
01/01/2014 to 12/31/2014	$13.04732	$14.18340	295
01/01/2015 to 12/31/2015	$14.18340	$13.29553	28
01/01/2016 to 12/31/2016	$13.29553	$15.10222	0
01/01/2017 to 12/31/2017	$15.10222	$16.85776	0
01/01/2018 to 12/31/2018	$16.85776	$14.82390	0
01/01/2019 to 12/31/2019	$14.82390	$18.92981	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$11.31104	$14.29305	2,139
01/01/2011 to 12/31/2011	$14.29305	$13.65777	5,394
01/01/2012 to 12/31/2012	$13.65777	$15.50598	2,604
01/01/2013 to 12/31/2013	$15.50598	$19.91545	1,584
01/01/2014 to 12/31/2014	$19.91545	$20.75129	0
01/01/2015 to 12/31/2015	$20.75129	$20.47719	0
01/01/2016 to 12/31/2016	$20.47719	$22.74492	0
01/01/2017 to 12/31/2017	$22.74492	$26.47931	0
01/01/2018 to 12/31/2018	$26.47931	$22.93250	0
01/01/2019 to 12/31/2019	$22.93250	$28.03613	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.67654	$13.83956	1,902
01/01/2011 to 12/31/2011	$13.83956	$13.08411	2,591
01/01/2012 to 12/31/2012	$13.08411	$15.00712	2,111
01/01/2013 to 12/31/2013	$15.00712	$19.51598	1,248
01/01/2014 to 12/31/2014	$19.51598	$21.15967	146
01/01/2015 to 12/31/2015	$21.15967	$19.10858	0
01/01/2016 to 12/31/2016	$19.10858	$23.38055	0
01/01/2017 to 12/31/2017	$23.38055	$25.44814	0
01/01/2018 to 12/31/2018	$25.44814	$21.71110	0
01/01/2019 to 12/31/2019	$21.71110	$26.50867	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$11.02959	$12.83337	5,562
01/01/2011 to 12/31/2011	$12.83337	$12.81220	13,866
01/01/2012 to 12/31/2012	$12.81220	$14.65303	12,013
01/01/2013 to 12/31/2013	$14.65303	$19.36065	4,566
01/01/2014 to 12/31/2014	$19.36065	$22.29067	0
01/01/2015 to 12/31/2015	$22.29067	$23.56918	0
01/01/2016 to 12/31/2016	$23.56918	$24.41212	0
01/01/2017 to 12/31/2017	$24.41212	$31.31878	0
01/01/2018 to 12/31/2018	$31.31878	$30.23871	0
01/01/2019 to 12/31/2019	$30.23871	$40.67569	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$19.61042	$22.72429	6,360
01/01/2011 to 12/31/2011	$22.72429	$22.86371	1,357
01/01/2012 to 12/31/2012	$22.86371	$23.14884	2,789
01/01/2013 to 12/31/2013	$23.14884	$28.26167	432
01/01/2014 to 12/31/2014	$28.26167	$24.78710	251
01/01/2015 to 12/31/2015	$24.78710	$18.68956	132
01/01/2016 to 12/31/2016	$18.68956	$22.83911	0
01/01/2017 to 12/31/2017	$22.83911	$21.76130	0
01/01/2018 to 12/31/2018	$21.76130	$17.08103	0
01/01/2019 to 12/31/2019	$17.08103	$18.23912	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$9.11625	$9.01308	1,131
01/01/2011 to 12/31/2011	$9.01308	$10.29991	5,129
01/01/2012 to 12/31/2012	$10.29991	$11.33616	5
01/01/2013 to 12/31/2013	$11.33616	$14.68278	0
01/01/2014 to 12/31/2014	$14.68278	$17.24504	0
01/01/2015 to 12/31/2015	$17.24504	$17.72316	12
01/01/2016 to 12/31/2016	$17.72316	$16.78910	0
01/01/2017 to 12/31/2017	$16.78910	$18.23229	0
01/01/2018 to 12/31/2018	$18.23229	$16.82691	0
01/01/2019 to 12/31/2019	$16.82691	$18.88248	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$14.72134	$19.25610	10,138
01/01/2011 to 12/31/2011	$19.25610	$15.30761	6,979
01/01/2012 to 12/31/2012	$15.30761	$12.87102	3,372
01/01/2013 to 12/31/2013	$12.87102	$7.85909	1,972
01/01/2014 to 12/31/2014	$7.85909	$5.88757	1,969
01/01/2015 to 12/31/2015	$5.88757	$3.89002	125
01/01/2016 to 12/31/2016	$3.89002	$5.96458	0
01/01/2017 to 12/31/2017	$5.96458	$6.17913	0
01/01/2018 to 12/31/2018	$6.17913	$5.26083	0
01/01/2019 to 12/31/2019	$5.26083	$7.55691	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$10.37528	$12.73015	1,039
01/01/2011 to 12/31/2011	$12.73015	$13.12190	962
01/01/2012 to 12/31/2012	$13.12190	$15.12872	431
01/01/2013 to 12/31/2013	$15.12872	$14.90044	19
01/01/2014 to 12/31/2014	$14.90044	$18.33018	32
01/01/2015 to 12/31/2015	$18.33018	$18.09529	24
01/01/2016 to 12/31/2016	$18.09529	$18.82588	0
01/01/2017 to 12/31/2017	$18.82588	$20.01665	0
01/01/2018 to 12/31/2018	$20.01665	$18.57259	0
01/01/2019 to 12/31/2019	$18.57259	$23.16580	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$6.09237	$5.03413	30,580
01/01/2011 to 12/31/2011	$5.03413	$3.09599	27,125
01/01/2012 to 12/31/2012	$3.09599	$2.83506	2,040
01/01/2013 to 12/31/2013	$2.83506	$3.24932	1,275
01/01/2014 to 12/31/2014	$3.24932	$2.22985	0
01/01/2015 to 12/31/2015	$2.22985	$2.15931	0
01/01/2016 to 12/31/2016	$2.15931	$2.01522	0
01/01/2017 to 12/31/2017	$2.01522	$1.74693	0
01/01/2018 to 12/31/2018	$1.74693	$1.79041	0
01/01/2019 to 12/31/2019	$1.79041	$1.45498	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$5.92864	$4.59780	1,660
01/01/2011 to 12/31/2011	$4.59780	$4.05038	2,192
01/01/2012 to 12/31/2012	$4.05038	$3.23624	726
01/01/2013 to 12/31/2013	$3.23624	$2.24810	0
01/01/2014 to 12/31/2014	$2.24810	$1.78346	0
01/01/2015 to 12/31/2015	$1.78346	$1.52597	0
01/01/2016 to 12/31/2016	$1.52597	$1.35059	0
01/01/2017 to 12/31/2017	$1.35059	$0.99355	0
01/01/2018 to 12/31/2018	$0.99355	$0.94930	0
01/01/2019 to 12/31/2019	$0.94930	$0.67209	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.50605	$14.23462	12,243
01/01/2011 to 12/31/2011	$14.23462	$14.18680	15,309
01/01/2012 to 12/31/2012	$14.18680	$15.70181	2,275
01/01/2013 to 12/31/2013	$15.70181	$21.69672	1,725
01/01/2014 to 12/31/2014	$21.69672	$21.81349	41
01/01/2015 to 12/31/2015	$21.81349	$21.71626	12
01/01/2016 to 12/31/2016	$21.71626	$25.69369	0
01/01/2017 to 12/31/2017	$25.69369	$28.56275	0
01/01/2018 to 12/31/2018	$28.56275	$26.48778	0
01/01/2019 to 12/31/2019	$26.48778	$31.04671	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$11.01626	$13.23599	15,643
01/01/2011 to 12/31/2011	$13.23599	$12.49024	19,395
01/01/2012 to 12/31/2012	$12.49024	$14.27576	11,178
01/01/2013 to 12/31/2013	$14.27576	$19.33985	3,204
01/01/2014 to 12/31/2014	$19.33985	$20.13692	1,407
01/01/2015 to 12/31/2015	$20.13692	$18.17445	0
01/01/2016 to 12/31/2016	$18.17445	$23.03086	0
01/01/2017 to 12/31/2017	$23.03086	$24.86426	0
01/01/2018 to 12/31/2018	$24.86426	$20.98637	0
01/01/2019 to 12/31/2019	$20.98637	$25.31022	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$11.14929	$12.69183	4,645
01/01/2011 to 12/31/2011	$12.69183	$12.72244	1,049
01/01/2012 to 12/31/2012	$12.72244	$14.58634	4
01/01/2013 to 12/31/2013	$14.58634	$16.08519	0
01/01/2014 to 12/31/2014	$16.08519	$15.91736	0
01/01/2015 to 12/31/2015	$15.91736	$15.90103	0
01/01/2016 to 12/31/2016	$15.90103	$19.03595	0
01/01/2017 to 12/31/2017	$19.03595	$18.33437	0
01/01/2018 to 12/31/2018	$18.33437	$15.31460	0
01/01/2019 to 12/31/2019	$15.31460	$17.29514	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$11.61141	$12.57996	11,439
01/01/2011 to 12/31/2011	$12.57996	$17.76620	6,854
01/01/2012 to 12/31/2012	$17.76620	$17.65159	463
01/01/2013 to 12/31/2013	$17.65159	$14.04938	301
01/01/2014 to 12/31/2014	$14.04938	$18.85566	301
01/01/2015 to 12/31/2015	$18.85566	$17.50725	311
01/01/2016 to 12/31/2016	$17.50725	$17.17484	0
01/01/2017 to 12/31/2017	$17.17484	$18.50430	0
01/01/2018 to 12/31/2018	$18.50430	$17.21918	0
01/01/2019 to 12/31/2019	$17.21918	$20.03104	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$9.60254	$14.14298	12,574
01/01/2011 to 12/31/2011	$14.14298	$12.01756	2,773
01/01/2012 to 12/31/2012	$12.01756	$15.66684	11,342
01/01/2013 to 12/31/2013	$15.66684	$26.30221	2,189
01/01/2014 to 12/31/2014	$26.30221	$29.85223	0
01/01/2015 to 12/31/2015	$29.85223	$26.68708	0
01/01/2016 to 12/31/2016	$26.68708	$36.21739	0
01/01/2017 to 12/31/2017	$36.21739	$45.92471	0
01/01/2018 to 12/31/2018	$45.92471	$33.08915	0
01/01/2019 to 12/31/2019	$33.08915	$48.12000	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$13.93397	$14.52694	6,756
01/01/2011 to 12/31/2011	$14.52694	$16.79794	8,441
01/01/2012 to 12/31/2012	$16.79794	$16.55193	3,442
01/01/2013 to 12/31/2013	$16.55193	$18.45541	3,057
01/01/2014 to 12/31/2014	$18.45541	$22.86085	603
01/01/2015 to 12/31/2015	$22.86085	$21.05476	363
01/01/2016 to 12/31/2016	$21.05476	$23.84237	0
01/01/2017 to 12/31/2017	$23.84237	$25.95821	0
01/01/2018 to 12/31/2018	$25.95821	$26.27736	0
01/01/2019 to 12/31/2019	$26.27736	$31.77187	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$11.15031	$12.50898	775
01/01/2011 to 12/31/2011	$12.50898	$10.47321	327
01/01/2012 to 12/31/2012	$10.47321	$12.61346	614
01/01/2013 to 12/31/2013	$12.61346	$14.75355	0
01/01/2014 to 12/31/2014	$14.75355	$13.68785	98
01/01/2015 to 12/31/2015	$13.68785	$13.92227	100
01/01/2016 to 12/31/2016	$13.92227	$13.20929	0
01/01/2017 to 12/31/2017	$13.20929	$17.65376	0
01/01/2018 to 12/31/2018	$17.65376	$15.14429	0
01/01/2019 to 12/31/2019	$15.14429	$19.72770	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.99382	$14.50597	9,049
01/01/2011 to 12/31/2011	$14.50597	$12.44860	5,912
01/01/2012 to 12/31/2012	$12.44860	$13.92488	4,379
01/01/2013 to 12/31/2013	$13.92488	$16.43407	3,818
01/01/2014 to 12/31/2014	$16.43407	$15.31390	4,197
01/01/2015 to 12/31/2015	$15.31390	$15.41476	2,432
01/01/2016 to 12/31/2016	$15.41476	$15.66243	619
01/01/2017 to 12/31/2017	$15.66243	$19.24375	50
01/01/2018 to 12/31/2018	$19.24375	$15.74192	0
01/01/2019 to 12/31/2019	$15.74192	$17.89137	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.29438	$15.50860	4,753
01/01/2011 to 12/31/2011	$15.50860	$14.44327	2,595
01/01/2012 to 12/31/2012	$14.44327	$17.16168	2,825
01/01/2013 to 12/31/2013	$17.16168	$23.67868	2,170
01/01/2014 to 12/31/2014	$23.67868	$24.25228	2,909
01/01/2015 to 12/31/2015	$24.25228	$24.25109	2,260
01/01/2016 to 12/31/2016	$24.25109	$24.04699	370
01/01/2017 to 12/31/2017	$24.04699	$31.93422	0
01/01/2018 to 12/31/2018	$31.93422	$31.58342	0
01/01/2019 to 12/31/2019	$31.58342	$42.69977	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59328	$12.25136	8,601
01/01/2011 to 12/31/2011	$12.25136	$11.53213	2,743
01/01/2012 to 12/31/2012	$11.53213	$12.26777	598
01/01/2013 to 12/31/2013	$12.26777	$18.17449	0
01/01/2014 to 12/31/2014	$18.17449	$17.58431	0
01/01/2015 to 12/31/2015	$17.58431	$16.84703	0
01/01/2016 to 12/31/2016	$16.84703	$17.92158	0
01/01/2017 to 12/31/2017	$17.92158	$22.24537	0
01/01/2018 to 12/31/2018	$22.24537	$22.21006	0
01/01/2019 to 12/31/2019	$22.21006	$27.38637	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps OR With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps - Cliff
M&E (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.69830	$14.53399	627,620
01/01/2011 to 12/31/2011	$14.53399	$14.68710	1,447,058
01/01/2012 to 12/31/2012	$14.68710	$16.48448	880,304
01/01/2013 to 12/31/2013	$16.48448	$17.83668	528,834
01/01/2014 to 12/31/2014	$17.83668	$17.95275	298,989
01/01/2015 to 12/31/2015	$17.95275	$17.68377	173,339
01/01/2016 to 12/31/2016	$17.68377	$18.95821	223,472
01/01/2017 to 12/31/2017	$18.95821	$19.54026	160,140
01/01/2018 to 12/31/2018	$19.54026	$19.09859	55,759
01/01/2019 to 12/31/2019	$19.09859	$21.11851	131,640
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.69733	$10.67839	133,580,486
01/01/2011 to 12/31/2011	$10.67839	$10.22319	102,346,558
01/01/2012 to 12/31/2012	$10.22319	$11.31782	108,178,074
01/01/2013 to 12/31/2013	$11.31782	$12.24138	100,174,797
01/01/2014 to 12/31/2014	$12.24138	$12.49905	87,606,755
01/01/2015 to 12/31/2015	$12.49905	$11.89713	68,782,936
01/01/2016 to 12/31/2016	$11.89713	$12.44263	58,214,019
01/01/2017 to 12/31/2017	$12.44263	$13.77806	54,102,792
01/01/2018 to 12/31/2018	$13.77806	$12.44714	33,516,521
01/01/2019 to 12/31/2019	$12.44714	$14.20721	28,389,584
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.83646	$11.00020	68,974,007
01/01/2011 to 12/31/2011	$11.00020	$10.83106	55,424,347
01/01/2012 to 12/31/2012	$10.83106	$12.10614	63,361,367
01/01/2013 to 12/31/2013	$12.10614	$13.87770	63,758,948
01/01/2014 to 12/31/2014	$13.87770	$14.48241	59,078,042
01/01/2015 to 12/31/2015	$14.48241	$14.35789	52,619,003
01/01/2016 to 12/31/2016	$14.35789	$15.12506	46,176,929
01/01/2017 to 12/31/2017	$15.12506	$17.39421	41,774,384
01/01/2018 to 12/31/2018	$17.39421	$16.09882	31,714,658
01/01/2019 to 12/31/2019	$16.09882	$19.29424	23,219,379
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.68011	$9.55431	54,818,248
01/01/2011 to 12/31/2011	$9.55431	$9.22617	46,132,040
01/01/2012 to 12/31/2012	$9.22617	$10.00670	48,879,191
01/01/2013 to 12/31/2013	$10.00670	$11.06575	45,150,001
01/01/2014 to 12/31/2014	$11.06575	$11.44247	40,205,928
01/01/2015 to 12/31/2015	$11.44247	$11.23501	40,797,665
01/01/2016 to 12/31/2016	$11.23501	$11.58210	35,232,688
01/01/2017 to 12/31/2017	$11.58210	$13.24060	32,661,609
01/01/2018 to 12/31/2018	$13.24060	$11.99194	22,626,183
01/01/2019 to 12/31/2019	$11.99194	$13.92257	17,014,853

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.63729	58,666
01/01/2014 to 12/31/2014	$11.63729	$12.95262	125,345
01/01/2015 to 12/31/2015	$12.95262	$12.95892	117,691
01/01/2016 to 12/31/2016	$12.95892	$14.10972	159,404
01/01/2017 to 12/31/2017	$14.10972	$16.94933	119,700
01/01/2018 to 12/31/2018	$16.94933	$15.31237	94,423
01/01/2019 to 12/31/2019	$15.31237	$18.46005	59,494
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.94508	$10.98534	124,066,065
01/01/2011 to 12/31/2011	$10.98534	$10.67303	99,522,684
01/01/2012 to 12/31/2012	$10.67303	$11.80621	107,656,583
01/01/2013 to 12/31/2013	$11.80621	$13.66059	103,827,389
01/01/2014 to 12/31/2014	$13.66059	$14.31143	95,621,538
01/01/2015 to 12/31/2015	$14.31143	$14.14234	86,642,320
01/01/2016 to 12/31/2016	$14.14234	$14.78547	78,766,981
01/01/2017 to 12/31/2017	$14.78547	$16.70974	71,824,281
01/01/2018 to 12/31/2018	$16.70974	$15.62167	58,267,332
01/01/2019 to 12/31/2019	$15.62167	$18.34721	41,419,273
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99863	$9.16694	2,940,794
01/01/2012 to 12/31/2012	$9.16694	$10.08792	4,644,573
01/01/2013 to 12/31/2013	$10.08792	$10.99833	5,783,459
01/01/2014 to 12/31/2014	$10.99833	$11.34639	5,607,802
01/01/2015 to 12/31/2015	$11.34639	$10.82434	4,694,270
01/01/2016 to 12/31/2016	$10.82434	$11.38710	3,995,171
01/01/2017 to 12/31/2017	$11.38710	$12.61216	4,167,482
01/01/2018 to 12/31/2018	$12.61216	$11.74818	2,880,799
01/01/2019 to 12/31/2019	$11.74818	$13.59029	2,150,471
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$12.18946	$12.45587	20,255,855
01/01/2011 to 12/31/2011	$12.45587	$12.52601	18,155,075
01/01/2012 to 12/31/2012	$12.52601	$12.89740	15,540,231
01/01/2013 to 12/31/2013	$12.89740	$12.40869	10,724,539
01/01/2014 to 12/31/2014	$12.40869	$12.19212	7,424,203
01/01/2015 to 12/31/2015	$12.19212	$12.04895	5,743,361
01/01/2016 to 12/31/2016	$12.04895	$12.04444	4,782,679
01/01/2017 to 12/31/2017	$12.04444	$12.04825	4,425,882
01/01/2018 to 12/31/2018	$12.04825	$11.93676	3,457,086
01/01/2019 to 12/31/2019	$11.93676	$12.28225	3,266,906
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.64570	$14.45644	75,211,006
01/01/2011 to 12/31/2011	$14.45644	$14.67015	60,233,010
01/01/2012 to 12/31/2012	$14.67015	$15.77284	65,143,645
01/01/2013 to 12/31/2013	$15.77284	$15.22753	54,477,871
01/01/2014 to 12/31/2014	$15.22753	$15.61000	44,662,030
01/01/2015 to 12/31/2015	$15.61000	$15.02887	35,594,616
01/01/2016 to 12/31/2016	$15.02887	$15.40633	31,191,104
01/01/2017 to 12/31/2017	$15.40633	$15.81374	31,072,056
01/01/2018 to 12/31/2018	$15.81374	$15.44871	23,336,011
01/01/2019 to 12/31/2019	$15.44871	$16.59544	18,589,194

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.60325	$10.51788	0
01/01/2011 to 12/31/2011	$10.51788	$11.99681	0
01/01/2012 to 12/31/2012	$11.99681	$12.48986	0
01/01/2013 to 12/31/2013	$12.48986	$11.69030	0
01/01/2014 to 12/31/2014	$11.69030	$11.98770	0
01/01/2015 to 12/31/2015	$11.98770	$11.91613	0
01/01/2016 to 12/31/2016	$11.91613	$11.88941	0
01/01/2017 to 12/31/2017	$11.88941	$11.78276	11,644
01/01/2018 to 12/31/2018	$11.78276	$11.65297	15,561
01/01/2019 to 12/31/2019	$11.65297	$11.62170	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.80233	$9.68244	0
01/01/2011 to 12/31/2011	$9.68244	$11.30135	0
01/01/2012 to 12/31/2012	$11.30135	$11.81708	0
01/01/2013 to 12/31/2013	$11.81708	$10.86477	0
01/01/2014 to 12/31/2014	$10.86477	$11.34359	0
01/01/2015 to 12/31/2015	$11.34359	$11.32666	0
01/01/2016 to 12/31/2016	$11.32666	$11.35808	10,941
01/01/2017 to 12/31/2017	$11.35808	$11.27003	8,308
01/01/2018 to 12/31/2018	$11.27003	$11.11572	3,077
01/01/2019 to 12/31/2019	$11.11572	$11.31460	122,525
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99818	$11.02517	0
01/01/2011 to 12/31/2011	$11.02517	$13.04477	0
01/01/2012 to 12/31/2012	$13.04477	$13.70090	0
01/01/2013 to 12/31/2013	$13.70090	$12.53155	0
01/01/2014 to 12/31/2014	$12.53155	$13.27147	0
01/01/2015 to 12/31/2015	$13.27147	$13.28527	0
01/01/2016 to 12/31/2016	$13.28527	$13.33218	0
01/01/2017 to 12/31/2017	$13.33218	$13.31997	2,380
01/01/2018 to 12/31/2018	$13.31997	$13.10796	5,440
01/01/2019 to 12/31/2019	$13.10796	$13.54498	7,064
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99863	$12.03886	0
01/01/2012 to 12/31/2012	$12.03886	$12.53227	0
01/01/2013 to 12/31/2013	$12.53227	$11.12434	0
01/01/2014 to 12/31/2014	$11.12434	$12.07522	0
01/01/2015 to 12/31/2015	$12.07522	$12.12493	0
01/01/2016 to 12/31/2016	$12.12493	$12.14302	0
01/01/2017 to 12/31/2017	$12.14302	$12.13055	14,187
01/01/2018 to 12/31/2018	$12.13055	$11.91182	5,889
01/01/2019 to 12/31/2019	$11.91182	$12.40548	14,884
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99818	$10.41493	0
01/01/2013 to 12/31/2013	$10.41493	$9.19831	0
01/01/2014 to 12/31/2014	$9.19831	$10.18809	0
01/01/2015 to 12/31/2015	$10.18809	$10.29135	0
01/01/2016 to 12/31/2016	$10.29135	$10.31526	0
01/01/2017 to 12/31/2017	$10.31526	$10.31756	1,681
01/01/2018 to 12/31/2018	$10.31756	$10.11974	1,164
01/01/2019 to 12/31/2019	$10.11974	$10.60058	29,833

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99909	$8.76285	0
01/01/2014 to 12/31/2014	$8.76285	$9.87576	0
01/01/2015 to 12/31/2015	$9.87576	$9.98861	0
01/01/2016 to 12/31/2016	$9.98861	$10.01140	0
01/01/2017 to 12/31/2017	$10.01140	$10.01225	11,185
01/01/2018 to 12/31/2018	$10.01225	$9.78279	14,191
01/01/2019 to 12/31/2019	$9.78279	$10.38677	2,777
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99909	$11.32021	0
01/01/2015 to 12/31/2015	$11.32021	$11.35595	0
01/01/2016 to 12/31/2016	$11.35595	$11.44499	0
01/01/2017 to 12/31/2017	$11.44499	$11.46258	792
01/01/2018 to 12/31/2018	$11.46258	$11.18962	25,061
01/01/2019 to 12/31/2019	$11.18962	$11.96428	7,465
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99909	$9.95309	0
01/01/2016 to 12/31/2016	$9.95309	$9.99251	41,082
01/01/2017 to 12/31/2017	$9.99251	$10.06600	67,236
01/01/2018 to 12/31/2018	$10.06600	$9.79610	55,632
01/01/2019 to 12/31/2019	$9.79610	$10.60067	135,180
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99818	$9.89445	0
01/01/2017 to 12/31/2017	$9.89445	$9.99277	25,138
01/01/2018 to 12/31/2018	$9.99277	$9.70336	54,321
01/01/2019 to 12/31/2019	$9.70336	$10.56316	34,612
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99818	$10.05185	0
01/01/2018 to 12/31/2018	$10.05185	$9.68192	17,450
01/01/2019 to 12/31/2019	$9.68192	$10.62568	1,971
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99818	$9.67670	673
01/01/2019 to 12/31/2019	$9.67670	$10.68741	19,581
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99909	$11.25138	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.52235	$10.61785	141,306,019
01/01/2011 to 12/31/2011	$10.61785	$10.18954	100,099,910
01/01/2012 to 12/31/2012	$10.18954	$11.39642	113,717,767
01/01/2013 to 12/31/2013	$11.39642	$13.75050	125,316,122
01/01/2014 to 12/31/2014	$13.75050	$14.46969	121,728,074
01/01/2015 to 12/31/2015	$14.46969	$14.30680	113,394,276
01/01/2016 to 12/31/2016	$14.30680	$15.03316	101,590,172
01/01/2017 to 12/31/2017	$15.03316	$17.43090	96,062,997
01/01/2018 to 12/31/2018	$17.43090	$16.07583	76,708,296
01/01/2019 to 12/31/2019	$16.07583	$19.32808	53,109,424
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99863	$11.66303	342,569
01/01/2014 to 12/31/2014	$11.66303	$13.03167	1,094,841
01/01/2015 to 12/31/2015	$13.03167	$12.35889	1,140,121
01/01/2016 to 12/31/2016	$12.35889	$13.96591	2,377,940
01/01/2017 to 12/31/2017	$13.96591	$16.26395	2,283,114
01/01/2018 to 12/31/2018	$16.26395	$15.23198	1,639,341
01/01/2019 to 12/31/2019	$15.23198	$19.62936	1,295,056

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.12305	$9.60279	2,343,259
01/01/2011 to 12/31/2011	$9.60279	$8.96863	1,365,221
01/01/2012 to 12/31/2012	$8.96863	$11.18481	1,941,296
01/01/2013 to 12/31/2013	$11.18481	$11.47853	2,026,740
01/01/2014 to 12/31/2014	$11.47853	$12.86101	1,953,120
01/01/2015 to 12/31/2015	$12.86101	$12.63753	1,635,442
01/01/2016 to 12/31/2016	$12.63753	$12.54068	1,419,231
01/01/2017 to 12/31/2017	$12.54068	$13.67692	1,403,628
01/01/2018 to 12/31/2018	$13.67692	$12.81654	941,166
01/01/2019 to 12/31/2019	$12.81654	$15.77225	677,391
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.32376	$23.19228	2,674,245
01/01/2011 to 12/31/2011	$23.19228	$24.31338	2,210,944
01/01/2012 to 12/31/2012	$24.31338	$27.58177	2,291,954
01/01/2013 to 12/31/2013	$27.58177	$27.97660	2,083,185
01/01/2014 to 12/31/2014	$27.97660	$36.02098	2,044,785
01/01/2015 to 12/31/2015	$36.02098	$37.14280	1,780,125
01/01/2016 to 12/31/2016	$37.14280	$38.29038	1,533,707
01/01/2017 to 12/31/2017	$38.29038	$40.01231	1,307,651
01/01/2018 to 12/31/2018	$40.01231	$37.47763	931,793
01/01/2019 to 12/31/2019	$37.47763	$48.36565	708,509
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.86502	$9.97110	68,927,498
01/01/2011 to 12/31/2011	$9.97110	$9.65922	53,951,634
01/01/2012 to 12/31/2012	$9.65922	$10.50993	57,684,295
01/01/2013 to 12/31/2013	$10.50993	$11.86226	55,226,008
01/01/2014 to 12/31/2014	$11.86226	$12.03410	48,707,547
01/01/2015 to 12/31/2015	$12.03410	$11.95275	43,313,556
01/01/2016 to 12/31/2016	$11.95275	$12.25600	37,720,170
01/01/2017 to 12/31/2017	$12.25600	$14.03986	34,730,103
01/01/2018 to 12/31/2018	$14.03986	$12.73758	24,505,788
01/01/2019 to 12/31/2019	$12.73758	$15.03295	18,545,672
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.19947	$10.09710	50,682,089
01/01/2011 to 12/31/2011	$10.09710	$9.88042	43,785,652
01/01/2012 to 12/31/2012	$9.88042	$10.70150	45,432,815
01/01/2013 to 12/31/2013	$10.70150	$11.55860	40,182,442
01/01/2014 to 12/31/2014	$11.55860	$11.82726	35,662,590
01/01/2015 to 12/31/2015	$11.82726	$11.52638	30,217,247
01/01/2016 to 12/31/2016	$11.52638	$11.93250	26,668,380
01/01/2017 to 12/31/2017	$11.93250	$13.17763	26,236,829
01/01/2018 to 12/31/2018	$13.17763	$12.04439	17,675,332
01/01/2019 to 12/31/2019	$12.04439	$13.74355	13,878,980
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.18580	$18.93317	3,471,178
01/01/2011 to 12/31/2011	$18.93317	$18.86366	2,549,765
01/01/2012 to 12/31/2012	$18.86366	$21.46286	2,633,520
01/01/2013 to 12/31/2013	$21.46286	$29.30171	3,094,420
01/01/2014 to 12/31/2014	$29.30171	$30.89259	2,931,970
01/01/2015 to 12/31/2015	$30.89259	$28.71342	2,517,413
01/01/2016 to 12/31/2016	$28.71342	$35.10662	2,308,568
01/01/2017 to 12/31/2017	$35.10662	$38.73731	2,130,539
01/01/2018 to 12/31/2018	$38.73731	$32.73675	1,589,335
01/01/2019 to 12/31/2019	$32.73675	$39.48472	1,201,995

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.42178	$10.25242	50,307,852
01/01/2011 to 12/31/2011	$10.25242	$10.08558	50,902,069
01/01/2012 to 12/31/2012	$10.08558	$9.92007	39,894,836
01/01/2013 to 12/31/2013	$9.92007	$9.75615	29,504,243
01/01/2014 to 12/31/2014	$9.75615	$9.59539	25,524,289
01/01/2015 to 12/31/2015	$9.59539	$9.43719	23,153,087
01/01/2016 to 12/31/2016	$9.43719	$9.28187	20,723,986
01/01/2017 to 12/31/2017	$9.28187	$9.16030	16,486,250
01/01/2018 to 12/31/2018	$9.16030	$9.12553	14,577,153
01/01/2019 to 12/31/2019	$9.12553	$9.12673	11,977,760
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$13.47425	$15.04083	12,605,729
01/01/2011 to 12/31/2011	$15.04083	$15.26232	11,922,775
01/01/2012 to 12/31/2012	$15.26232	$17.09273	10,459,161
01/01/2013 to 12/31/2013	$17.09273	$18.01778	8,393,440
01/01/2014 to 12/31/2014	$18.01778	$18.17376	5,236,999
01/01/2015 to 12/31/2015	$18.17376	$17.23689	3,602,852
01/01/2016 to 12/31/2016	$17.23689	$19.56326	3,765,331
01/01/2017 to 12/31/2017	$19.56326	$20.67893	2,918,552
01/01/2018 to 12/31/2018	$20.67893	$19.93195	2,034,537
01/01/2019 to 12/31/2019	$19.93195	$22.60229	1,901,269
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.78382	$9.77580	5,307,829
01/01/2011 to 12/31/2011	$9.77580	$9.21256	4,698,568
01/01/2012 to 12/31/2012	$9.21256	$10.59036	4,248,181
01/01/2013 to 12/31/2013	$10.59036	$14.56755	5,494,376
01/01/2014 to 12/31/2014	$14.56755	$16.29672	5,782,801
01/01/2015 to 12/31/2015	$16.29672	$14.77183	4,317,804
01/01/2016 to 12/31/2016	$14.77183	$17.41780	3,949,844
01/01/2017 to 12/31/2017	$17.41780	$20.41923	3,761,572
01/01/2018 to 12/31/2018	$20.41923	$17.23861	3,259,259
01/01/2019 to 12/31/2019	$17.23861	$21.95970	2,534,729
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.91046	$17.91664	7,241,298
01/01/2011 to 12/31/2011	$17.91664	$15.34398	5,734,722
01/01/2012 to 12/31/2012	$15.34398	$18.16395	4,942,527
01/01/2013 to 12/31/2013	$18.16395	$21.26858	4,582,698
01/01/2014 to 12/31/2014	$21.26858	$19.76196	3,989,471
01/01/2015 to 12/31/2015	$19.76196	$20.04771	3,324,751
01/01/2016 to 12/31/2016	$20.04771	$18.97262	2,931,676
01/01/2017 to 12/31/2017	$18.97262	$25.27111	3,021,102
01/01/2018 to 12/31/2018	$25.27111	$21.53882	2,629,968
01/01/2019 to 12/31/2019	$21.53882	$27.98572	1,942,537
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.73896	$16.10237	3,649,081
01/01/2011 to 12/31/2011	$16.10237	$13.84955	2,916,031
01/01/2012 to 12/31/2012	$13.84955	$15.89231	2,668,328
01/01/2013 to 12/31/2013	$15.89231	$18.67292	2,705,225
01/01/2014 to 12/31/2014	$18.67292	$17.13364	2,548,306
01/01/2015 to 12/31/2015	$17.13364	$16.98867	2,467,892
01/01/2016 to 12/31/2016	$16.98867	$16.80599	2,319,732
01/01/2017 to 12/31/2017	$16.80599	$20.30026	2,283,395
01/01/2018 to 12/31/2018	$20.30026	$16.74197	1,830,771
01/01/2019 to 12/31/2019	$16.74197	$19.76268	1,522,077

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.74845	$12.80372	22,040,989
01/01/2011 to 12/31/2011	$12.80372	$14.15992	215,533,382
01/01/2012 to 12/31/2012	$14.15992	$15.23530	89,791,313
01/01/2013 to 12/31/2013	$15.23530	$14.50704	28,148,834
01/01/2014 to 12/31/2014	$14.50704	$15.22786	25,571,167
01/01/2015 to 12/31/2015	$15.22786	$15.15226	66,914,771
01/01/2016 to 12/31/2016	$15.15226	$15.52927	74,579,513
01/01/2017 to 12/31/2017	$15.52927	$15.93233	38,818,080
01/01/2018 to 12/31/2018	$15.93233	$15.62628	112,152,130
01/01/2019 to 12/31/2019	$15.62628	$17.09446	23,382,065
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.65097	$9.68393	38,344,545
01/01/2011 to 12/31/2011	$9.68393	$9.47005	31,542,321
01/01/2012 to 12/31/2012	$9.47005	$10.57870	33,772,279
01/01/2013 to 12/31/2013	$10.57870	$12.09823	34,620,680
01/01/2014 to 12/31/2014	$12.09823	$12.65595	31,218,936
01/01/2015 to 12/31/2015	$12.65595	$12.31681	27,733,638
01/01/2016 to 12/31/2016	$12.31681	$12.74599	24,643,505
01/01/2017 to 12/31/2017	$12.74599	$14.66178	23,750,547
01/01/2018 to 12/31/2018	$14.66178	$13.35565	18,355,932
01/01/2019 to 12/31/2019	$13.35565	$15.68750	13,246,229
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.85552	$14.60401	5,905,133
01/01/2011 to 12/31/2011	$14.60401	$13.04913	4,359,903
01/01/2012 to 12/31/2012	$13.04913	$15.64529	4,428,816
01/01/2013 to 12/31/2013	$15.64529	$17.75076	4,647,244
01/01/2014 to 12/31/2014	$17.75076	$16.34657	4,276,895
01/01/2015 to 12/31/2015	$16.34657	$15.62754	3,960,328
01/01/2016 to 12/31/2016	$15.62754	$15.66712	3,354,922
01/01/2017 to 12/31/2017	$15.66712	$19.97550	3,518,759
01/01/2018 to 12/31/2018	$19.97550	$16.21247	2,855,876
01/01/2019 to 12/31/2019	$16.21247	$20.28579	2,206,545
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.53898	$13.23474	46,748,068
01/01/2011 to 12/31/2011	$13.23474	$13.04707	38,241,675
01/01/2012 to 12/31/2012	$13.04707	$14.20695	39,470,209
01/01/2013 to 12/31/2013	$14.20695	$15.51404	35,738,716
01/01/2014 to 12/31/2014	$15.51404	$16.08944	31,774,661
01/01/2015 to 12/31/2015	$16.08944	$15.79510	27,488,735
01/01/2016 to 12/31/2016	$15.79510	$16.13133	23,910,429
01/01/2017 to 12/31/2017	$16.13133	$17.79229	21,459,090
01/01/2018 to 12/31/2018	$17.79229	$16.60010	14,411,061
01/01/2019 to 12/31/2019	$16.60010	$18.71130	9,906,695
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.29064	$11.26617	473,823
01/01/2011 to 12/31/2011	$11.26617	$11.15393	755,324
01/01/2012 to 12/31/2012	$11.15393	$12.63560	1,110,275
01/01/2013 to 12/31/2013	$12.63560	$16.96244	1,223,206
01/01/2014 to 12/31/2014	$16.96244	$18.26808	1,330,655
01/01/2015 to 12/31/2015	$18.26808	$19.87733	2,148,045
01/01/2016 to 12/31/2016	$19.87733	$19.26374	1,599,569
01/01/2017 to 12/31/2017	$19.26374	$25.73532	1,813,210
01/01/2018 to 12/31/2018	$25.73532	$24.90062	1,442,816
01/01/2019 to 12/31/2019	$24.90062	$32.47411	1,204,562

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.86212	$12.79307	17,364,094
01/01/2011 to 12/31/2011	$12.79307	$12.46741	14,080,420
01/01/2012 to 12/31/2012	$12.46741	$13.76555	11,942,585
01/01/2013 to 12/31/2013	$13.76555	$18.49514	9,091,584
01/01/2014 to 12/31/2014	$18.49514	$20.11628	9,720,568
01/01/2015 to 12/31/2015	$20.11628	$21.77709	7,424,343
01/01/2016 to 12/31/2016	$21.77709	$22.61288	6,587,463
01/01/2017 to 12/31/2017	$22.61288	$29.57790	5,433,449
01/01/2018 to 12/31/2018	$29.57790	$28.30541	3,958,406
01/01/2019 to 12/31/2019	$28.30541	$36.64388	2,896,616
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$15.37175	$16.93954	3,612,405
01/01/2011 to 12/31/2011	$16.93954	$16.13853	3,114,124
01/01/2012 to 12/31/2012	$16.13853	$19.53485	3,437,135
01/01/2013 to 12/31/2013	$19.53485	$24.52181	3,984,432
01/01/2014 to 12/31/2014	$24.52181	$24.99282	3,982,260
01/01/2015 to 12/31/2015	$24.99282	$24.22021	3,944,892
01/01/2016 to 12/31/2016	$24.22021	$25.51562	3,423,715
01/01/2017 to 12/31/2017	$25.51562	$31.07864	3,333,656
01/01/2018 to 12/31/2018	$31.07864	$27.64337	2,650,577
01/01/2019 to 12/31/2019	$27.64337	$35.33185	1,908,630
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99864	$10.32369	5,908,428
01/01/2013 to 12/31/2013	$10.32369	$12.07379	6,987,054
01/01/2014 to 12/31/2014	$12.07379	$12.48482	5,942,954
01/01/2015 to 12/31/2015	$12.48482	$12.12641	5,278,987
01/01/2016 to 12/31/2016	$12.12641	$12.44216	4,364,208
01/01/2017 to 12/31/2017	$12.44216	$14.25569	3,983,721
01/01/2018 to 12/31/2018	$14.25569	$12.85908	3,073,391
01/01/2019 to 12/31/2019	$12.85908	$15.52572	2,574,574
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.75127	$10.81643	5,238,425
01/01/2011 to 12/31/2011	$10.81643	$10.57498	4,289,955
01/01/2012 to 12/31/2012	$10.57498	$12.17716	4,420,398
01/01/2013 to 12/31/2013	$12.17716	$16.37229	4,361,903
01/01/2014 to 12/31/2014	$16.37229	$17.50467	3,793,575
01/01/2015 to 12/31/2015	$17.50467	$18.46042	3,157,980
01/01/2016 to 12/31/2016	$18.46042	$18.50343	2,652,678
01/01/2017 to 12/31/2017	$18.50343	$23.78749	2,376,378
01/01/2018 to 12/31/2018	$23.78749	$23.89579	2,034,089
01/01/2019 to 12/31/2019	$23.89579	$32.38035	1,570,309
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99864	$10.19678	55,298
01/01/2013 to 12/31/2013	$10.19678	$13.48882	867,495
01/01/2014 to 12/31/2014	$13.48882	$14.62166	1,003,365
01/01/2015 to 12/31/2015	$14.62166	$14.27634	1,952,834
01/01/2016 to 12/31/2016	$14.27634	$15.92914	2,634,308
01/01/2017 to 12/31/2017	$15.92914	$18.38362	2,688,469
01/01/2018 to 12/31/2018	$18.38362	$16.24354	1,757,692
01/01/2019 to 12/31/2019	$16.24354	$20.66395	1,585,024

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.42307	$15.81896	6,728,348
01/01/2011 to 12/31/2011	$15.81896	$15.09505	4,560,864
01/01/2012 to 12/31/2012	$15.09505	$17.75759	4,904,077
01/01/2013 to 12/31/2013	$17.75759	$23.08682	5,099,534
01/01/2014 to 12/31/2014	$23.08682	$25.32324	4,212,533
01/01/2015 to 12/31/2015	$25.32324	$23.48945	6,589,806
01/01/2016 to 12/31/2016	$23.48945	$23.48269	5,545,452
01/01/2017 to 12/31/2017	$23.48269	$29.35334	5,099,466
01/01/2018 to 12/31/2018	$29.35334	$27.61105	3,953,745
01/01/2019 to 12/31/2019	$27.61105	$35.34436	2,780,427
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.87956	$16.84971	5,901,157
01/01/2011 to 12/31/2011	$16.84971	$16.16040	4,911,194
01/01/2012 to 12/31/2012	$16.16040	$18.61569	4,148,499
01/01/2013 to 12/31/2013	$18.61569	$25.99973	4,423,739
01/01/2014 to 12/31/2014	$25.99973	$29.21476	4,014,110
01/01/2015 to 12/31/2015	$29.21476	$27.11311	3,114,772
01/01/2016 to 12/31/2016	$27.11311	$31.52790	2,980,209
01/01/2017 to 12/31/2017	$31.52790	$35.28495	2,774,803
01/01/2018 to 12/31/2018	$35.28495	$28.99369	2,141,063
01/01/2019 to 12/31/2019	$28.99369	$34.50787	1,659,016
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.12827	$10.97710	11,156,029
01/01/2011 to 12/31/2011	$10.97710	$8.60766	6,749,550
01/01/2012 to 12/31/2012	$8.60766	$9.98335	7,897,745
01/01/2013 to 12/31/2013	$9.98335	$9.84051	8,565,272
01/01/2014 to 12/31/2014	$9.84051	$9.22491	7,895,167
01/01/2015 to 12/31/2015	$9.22491	$7.55507	6,604,045
01/01/2016 to 12/31/2016	$7.55507	$8.34921	5,785,322
01/01/2017 to 12/31/2017	$8.34921	$10.37789	6,660,956
01/01/2018 to 12/31/2018	$10.37789	$8.77210	5,202,731
01/01/2019 to 12/31/2019	$8.77210	$9.77898	4,395,054
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.65255	$11.58445	100,001,194
01/01/2011 to 12/31/2011	$11.58445	$11.50704	96,778,216
01/01/2012 to 12/31/2012	$11.50704	$12.49092	98,362,559
01/01/2013 to 12/31/2013	$12.49092	$13.41643	79,093,854
01/01/2014 to 12/31/2014	$13.41643	$13.95709	69,937,144
01/01/2015 to 12/31/2015	$13.95709	$13.74652	60,478,072
01/01/2016 to 12/31/2016	$13.74652	$14.26721	53,321,376
01/01/2017 to 12/31/2017	$14.26721	$15.45393	48,157,612
01/01/2018 to 12/31/2018	$15.45393	$14.76594	36,694,167
01/01/2019 to 12/31/2019	$14.76594	$16.66284	26,977,684
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01855	$10.07065	990,348
01/01/2012 to 12/31/2012	$10.07065	$10.60850	2,178,847
01/01/2013 to 12/31/2013	$10.60850	$10.19208	1,488,696
01/01/2014 to 12/31/2014	$10.19208	$10.63147	2,499,201
01/01/2015 to 12/31/2015	$10.63147	$10.42806	3,280,429
01/01/2016 to 12/31/2016	$10.42806	$10.68804	4,184,993
01/01/2017 to 12/31/2017	$10.68804	$11.10833	4,756,264
01/01/2018 to 12/31/2018	$11.10833	$10.83520	4,041,798
01/01/2019 to 12/31/2019	$10.83520	$11.69597	4,305,536

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.29738	$9.71261	115,827,900
01/01/2011 to 12/31/2011	$9.71261	$8.95893	75,603,365
01/01/2012 to 12/31/2012	$8.95893	$9.94941	89,282,138
01/01/2013 to 12/31/2013	$9.94941	$11.45130	87,210,945
01/01/2014 to 12/31/2014	$11.45130	$12.29819	83,056,988
01/01/2015 to 12/31/2015	$12.29819	$12.02114	119,678,650
01/01/2016 to 12/31/2016	$12.02114	$13.01668	109,389,517
01/01/2017 to 12/31/2017	$13.01668	$14.86317	160,964,447
01/01/2018 to 12/31/2018	$14.86317	$13.50638	116,807,822
01/01/2019 to 12/31/2019	$13.50638	$15.83119	90,179,043
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.67690	5,665
01/01/2014 to 12/31/2014	$11.67690	$13.23473	121,259
01/01/2015 to 12/31/2015	$13.23473	$13.21718	110,869
01/01/2016 to 12/31/2016	$13.21718	$14.41070	164,589
01/01/2017 to 12/31/2017	$14.41070	$17.20835	129,742
01/01/2018 to 12/31/2018	$17.20835	$15.71265	84,609
01/01/2019 to 12/31/2019	$15.71265	$19.34591	84,247
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$9.04705	$10.23676	3,360,531
01/01/2011 to 12/31/2011	$10.23676	$10.41616	3,055,694
01/01/2012 to 12/31/2012	$10.41616	$12.17038	3,262,831
01/01/2013 to 12/31/2013	$12.17038	$15.85102	2,976,003
01/01/2014 to 12/31/2014	$15.85102	$18.27304	3,494,194
01/01/2015 to 12/31/2015	$18.27304	$18.52495	3,027,107
01/01/2016 to 12/31/2016	$18.52495	$20.92483	2,813,790
01/01/2017 to 12/31/2017	$20.92483	$25.15993	2,523,084
01/01/2018 to 12/31/2018	$25.15993	$22.70938	1,877,971
01/01/2019 to 12/31/2019	$22.70938	$27.79901	1,484,253
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99863	$8.89993	201,672
01/01/2012 to 12/31/2012	$8.89993	$9.90453	384,520
01/01/2013 to 12/31/2013	$9.90453	$11.92295	2,227,707
01/01/2014 to 12/31/2014	$11.92295	$12.48854	3,954,057
01/01/2015 to 12/31/2015	$12.48854	$12.30097	4,987,695
01/01/2016 to 12/31/2016	$12.30097	$12.86335	4,710,731
01/01/2017 to 12/31/2017	$12.86335	$14.95293	4,399,931
01/01/2018 to 12/31/2018	$14.95293	$13.74498	3,617,905
01/01/2019 to 12/31/2019	$13.74498	$16.38468	1,288,170
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$14.45984	$18.84985	4,200,876
01/01/2011 to 12/31/2011	$18.84985	$16.10840	4,029,967
01/01/2012 to 12/31/2012	$16.10840	$19.02245	3,987,156
01/01/2013 to 12/31/2013	$19.02245	$26.34396	3,589,232
01/01/2014 to 12/31/2014	$26.34396	$27.18947	3,049,744
01/01/2015 to 12/31/2015	$27.18947	$27.09786	2,435,616
01/01/2016 to 12/31/2016	$27.09786	$28.70362	2,019,066
01/01/2017 to 12/31/2017	$28.70362	$36.04862	1,824,209
01/01/2018 to 12/31/2018	$36.04862	$31.60636	1,485,600
01/01/2019 to 12/31/2019	$31.60636	$42.42558	1,060,339

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.87798	$11.91138	4,648,452
01/01/2011 to 12/31/2011	$11.91138	$11.60040	3,213,655
01/01/2012 to 12/31/2012	$11.60040	$12.79787	3,096,260
01/01/2013 to 12/31/2013	$12.79787	$17.01398	4,073,887
01/01/2014 to 12/31/2014	$17.01398	$17.37236	3,201,641
01/01/2015 to 12/31/2015	$17.37236	$17.22002	3,111,281
01/01/2016 to 12/31/2016	$17.22002	$18.98180	2,541,436
01/01/2017 to 12/31/2017	$18.98180	$23.13433	2,373,358
01/01/2018 to 12/31/2018	$23.13433	$20.83844	2,003,260
01/01/2019 to 12/31/2019	$20.83844	$26.66777	1,573,876
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.11106	$17.48588	6,195,308
01/01/2011 to 12/31/2011	$17.48588	$16.17000	5,166,090
01/01/2012 to 12/31/2012	$16.17000	$18.79089	3,913,693
01/01/2013 to 12/31/2013	$18.79089	$25.39300	3,418,708
01/01/2014 to 12/31/2014	$25.39300	$26.28974	2,808,610
01/01/2015 to 12/31/2015	$26.28974	$24.74160	2,217,703
01/01/2016 to 12/31/2016	$24.74160	$31.44064	2,012,505
01/01/2017 to 12/31/2017	$31.44064	$33.19514	1,801,371
01/01/2018 to 12/31/2018	$33.19514	$27.07026	1,411,502
01/01/2019 to 12/31/2019	$27.07026	$32.47543	1,040,641
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.84558	$14.09096	53,827,291
01/01/2011 to 12/31/2011	$14.09096	$14.13372	46,623,273
01/01/2012 to 12/31/2012	$14.13372	$15.77625	53,661,984
01/01/2013 to 12/31/2013	$15.77625	$18.12778	56,537,325
01/01/2014 to 12/31/2014	$18.12778	$18.87698	53,036,351
01/01/2015 to 12/31/2015	$18.87698	$18.57330	61,153,146
01/01/2016 to 12/31/2016	$18.57330	$19.64557	56,227,573
01/01/2017 to 12/31/2017	$19.64557	$22.29926	52,223,562
01/01/2018 to 12/31/2018	$22.29926	$20.76119	40,681,987
01/01/2019 to 12/31/2019	$20.76119	$24.67481	29,761,452
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.54281	$12.00822	12,250,636
01/01/2011 to 12/31/2011	$12.00822	$11.61022	9,294,364
01/01/2012 to 12/31/2012	$11.61022	$13.42613	10,725,477
01/01/2013 to 12/31/2013	$13.42613	$19.01819	11,809,685
01/01/2014 to 12/31/2014	$19.01819	$20.26543	11,237,461
01/01/2015 to 12/31/2015	$20.26543	$21.84110	10,710,975
01/01/2016 to 12/31/2016	$21.84110	$22.06119	8,827,493
01/01/2017 to 12/31/2017	$22.06119	$29.91878	7,920,851
01/01/2018 to 12/31/2018	$29.91878	$30.56007	6,705,902
01/01/2019 to 12/31/2019	$30.56007	$38.54072	4,887,345
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.51138	$12.73012	3,942,580
01/01/2011 to 12/31/2011	$12.73012	$12.45869	3,528,509
01/01/2012 to 12/31/2012	$12.45869	$13.89489	3,502,241
01/01/2013 to 12/31/2013	$13.89489	$18.39802	2,924,047
01/01/2014 to 12/31/2014	$18.39802	$18.37636	2,608,050
01/01/2015 to 12/31/2015	$18.37636	$16.97727	1,990,270
01/01/2016 to 12/31/2016	$16.97727	$17.72105	1,666,275
01/01/2017 to 12/31/2017	$17.72105	$20.31456	1,508,223
01/01/2018 to 12/31/2018	$20.31456	$18.03762	1,557,450
01/01/2019 to 12/31/2019	$18.03762	$22.34713	5,471,448

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$23.89300	$28.30538	5,827,673
01/01/2011 to 12/31/2011	$28.30538	$23.68588	4,562,770
01/01/2012 to 12/31/2012	$23.68588	$24.13710	4,495,210
01/01/2013 to 12/31/2013	$24.13710	$27.39014	3,688,022
01/01/2014 to 12/31/2014	$27.39014	$24.68587	3,347,866
01/01/2015 to 12/31/2015	$24.68587	$19.60403	2,736,765
01/01/2016 to 12/31/2016	$19.60403	$24.02744	2,471,111
01/01/2017 to 12/31/2017	$24.02744	$26.06762	2,347,242
01/01/2018 to 12/31/2018	$26.06762	$21.36593	1,497,045
01/01/2019 to 12/31/2019	$21.36593	$24.55763	1,358,165
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$15.07011	$15.67276	7,114,847
01/01/2011 to 12/31/2011	$15.67276	$16.05020	6,639,260
01/01/2012 to 12/31/2012	$16.05020	$16.60993	5,533,305
01/01/2013 to 12/31/2013	$16.60993	$15.72265	4,600,108
01/01/2014 to 12/31/2014	$15.72265	$15.54940	3,672,856
01/01/2015 to 12/31/2015	$15.54940	$14.58660	2,897,161
01/01/2016 to 12/31/2016	$14.58660	$14.97157	2,569,689
01/01/2017 to 12/31/2017	$14.97157	$15.02573	2,555,780
01/01/2018 to 12/31/2018	$15.02573	$15.07193	1,855,828
01/01/2019 to 12/31/2019	$15.07193	$15.06099	1,606,587
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.11071	$14.72294	2,978,973
01/01/2011 to 12/31/2011	$14.72294	$13.98059	2,405,087
01/01/2012 to 12/31/2012	$13.98059	$16.28103	2,424,624
01/01/2013 to 12/31/2013	$16.28103	$21.20296	2,138,372
01/01/2014 to 12/31/2014	$21.20296	$23.97472	1,904,816
01/01/2015 to 12/31/2015	$23.97472	$22.02086	1,494,027
01/01/2016 to 12/31/2016	$22.02086	$24.68960	1,298,357
01/01/2017 to 12/31/2017	$24.68960	$28.78313	1,173,758
01/01/2018 to 12/31/2018	$28.78313	$23.62781	878,983
01/01/2019 to 12/31/2019	$23.62781	$27.68697	735,703
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.78049	$9.89961	10,821,793
01/01/2011 to 12/31/2011	$9.89961	$9.40004	9,943,871
01/01/2012 to 12/31/2012	$9.40004	$10.26232	11,856,015
01/01/2013 to 12/31/2013	$10.26232	$12.16245	18,749,421
01/01/2014 to 12/31/2014	$12.16245	$12.62018	17,319,518
01/01/2015 to 12/31/2015	$12.62018	$12.33340	14,012,636
01/01/2016 to 12/31/2016	$12.33340	$12.92180	11,955,695
01/01/2017 to 12/31/2017	$12.92180	$14.43687	10,256,275
01/01/2018 to 12/31/2018	$14.43687	$13.48791	7,052,519
01/01/2019 to 12/31/2019	$13.48791	$15.99188	5,602,690
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.21392	$10.82874	17,651,916
01/01/2011 to 12/31/2011	$10.82874	$11.29192	18,170,336
01/01/2012 to 12/31/2012	$11.29192	$11.97752	18,416,796
01/01/2013 to 12/31/2013	$11.97752	$11.60405	17,928,589
01/01/2014 to 12/31/2014	$11.60405	$12.23394	19,702,934
01/01/2015 to 12/31/2015	$12.23394	$12.18082	18,938,735
01/01/2016 to 12/31/2016	$12.18082	$12.59720	19,007,777
01/01/2017 to 12/31/2017	$12.59720	$13.17153	19,214,511
01/01/2018 to 12/31/2018	$13.17153	$12.65978	20,284,879
01/01/2019 to 12/31/2019	$12.65978	$13.98248	16,984,697

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99297	$9.12172	385,638
01/01/2012 to 12/31/2012	$9.12172	$10.65067	500,266
01/01/2013 to 12/31/2013	$10.65067	$13.72611	615,161
01/01/2014 to 12/31/2014	$13.72611	$15.23128	471,181
01/01/2015 to 12/31/2015	$15.23128	$15.28953	401,693
01/01/2016 to 12/31/2016	$15.28953	$17.26551	368,250
01/01/2017 to 12/31/2017	$17.26551	$18.43752	221,816
01/01/2018 to 12/31/2018	$18.43752	$16.75829	153,789
01/01/2019 to 12/31/2019	$16.75829	$20.61734	126,023
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$11.35499	$11.75885	545,135
01/01/2011 to 12/31/2011	$11.75885	$12.02209	524,638
01/01/2012 to 12/31/2012	$12.02209	$14.29418	462,518
01/01/2013 to 12/31/2013	$14.29418	$19.75802	464,049
01/01/2014 to 12/31/2014	$19.75802	$23.25416	483,876
01/01/2015 to 12/31/2015	$23.25416	$23.59376	397,984
01/01/2016 to 12/31/2016	$23.59376	$20.54588	211,321
01/01/2017 to 12/31/2017	$20.54588	$23.40614	156,236
01/01/2018 to 12/31/2018	$23.40614	$23.22592	109,879
01/01/2019 to 12/31/2019	$23.22592	$30.26757	91,247
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04992	$9.76598	229,829
01/01/2013 to 12/31/2013	$9.76598	$13.16014	522,396
01/01/2014 to 12/31/2014	$13.16014	$13.98316	170,256
01/01/2015 to 12/31/2015	$13.98316	$13.91821	202,132
01/01/2016 to 12/31/2016	$13.91821	$13.79262	155,646
01/01/2017 to 12/31/2017	$13.79262	$16.61688	127,674
01/01/2018 to 12/31/2018	$16.61688	$15.42878	95,975
01/01/2019 to 12/31/2019	$15.42878	$20.38520	93,703
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$7.90916	$9.43610	1,132,899
01/01/2011 to 12/31/2011	$9.43610	$8.81160	530,679
01/01/2012 to 12/31/2012	$8.81160	$9.64332	353,005
01/01/2013 to 12/31/2013	$9.64332	$11.86901	292,049
01/01/2014 to 12/31/2014	$11.86901	$12.96327	263,606
01/01/2015 to 12/31/2015	$12.96327	$13.61824	242,522
01/01/2016 to 12/31/2016	$13.61824	$13.29285	168,453
01/01/2017 to 12/31/2017	$13.29285	$17.66759	171,795
01/01/2018 to 12/31/2018	$17.66759	$17.29548	129,324
01/01/2019 to 12/31/2019	$17.29548	$23.11331	80,779
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12646	$9.72947	615,276
01/01/2017 to 12/31/2017	$9.72947	$13.50201	462,006
01/01/2018 to 12/31/2018	$13.50201	$10.92645	370,695
01/01/2019 to 12/31/2019	$10.92645	$13.17297	309,728

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$21.10176	$23.63992	1,172,241
01/01/2011 to 12/31/2011	$23.63992	$16.97356	568,287
01/01/2012 to 12/31/2012	$16.97356	$19.27642	518,241
01/01/2013 to 12/31/2013	$19.27642	$21.79682	354,325
01/01/2014 to 12/31/2014	$21.79682	$21.10086	204,908
01/01/2015 to 12/31/2015	$21.10086	$18.80608	180,718
01/01/2016 to 12/31/2016	$18.80608	$18.61502	148,488
01/01/2017 to 12/31/2017	$18.61502	$24.32829	112,746
01/01/2018 to 12/31/2018	$24.32829	$19.47556	91,038
01/01/2019 to 12/31/2019	$19.47556	$24.19289	82,314
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.69572	$5.00317	821,032
01/01/2011 to 12/31/2011	$5.00317	$3.60428	310,912
01/01/2012 to 12/31/2012	$3.60428	$4.72871	683,662
01/01/2013 to 12/31/2013	$4.72871	$6.20665	377,961
01/01/2014 to 12/31/2014	$6.20665	$6.73762	257,672
01/01/2015 to 12/31/2015	$6.73762	$6.59775	282,280
01/01/2016 to 12/31/2016	$6.59775	$7.99649	320,116
01/01/2017 to 12/31/2017	$7.99649	$9.27422	246,713
01/01/2018 to 12/31/2018	$9.27422	$7.48804	124,219
01/01/2019 to 12/31/2019	$7.48804	$10.04720	97,858
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$13.31601	$16.98559	1,479,120
01/01/2011 to 12/31/2011	$16.98559	$14.00749	513,298
01/01/2012 to 12/31/2012	$14.00749	$14.94486	344,526
01/01/2013 to 12/31/2013	$14.94486	$17.40749	287,699
01/01/2014 to 12/31/2014	$17.40749	$17.40906	201,578
01/01/2015 to 12/31/2015	$17.40906	$14.73790	148,177
01/01/2016 to 12/31/2016	$14.73790	$17.17575	183,361
01/01/2017 to 12/31/2017	$17.17575	$20.77141	122,336
01/01/2018 to 12/31/2018	$20.77141	$16.81962	72,767
01/01/2019 to 12/31/2019	$16.81962	$19.47305	46,476
ProFund VP Bear
01/01/2010 to 12/31/2010	$6.34849	$5.13247	1,870,682
01/01/2011 to 12/31/2011	$5.13247	$4.59941	2,082,893
01/01/2012 to 12/31/2012	$4.59941	$3.77263	965,635
01/01/2013 to 12/31/2013	$3.77263	$2.72523	911,837
01/01/2014 to 12/31/2014	$2.72523	$2.29833	951,939
01/01/2015 to 12/31/2015	$2.29833	$2.14911	511,021
01/01/2016 to 12/31/2016	$2.14911	$1.83779	713,945
01/01/2017 to 12/31/2017	$1.83779	$1.48290	445,534
01/01/2018 to 12/31/2018	$1.48290	$1.51747	302,709
01/01/2019 to 12/31/2019	$1.51747	$1.15000	420,950
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$11.55992	$11.94922	254,803
01/01/2011 to 12/31/2011	$11.94922	$12.52334	188,759
01/01/2012 to 12/31/2012	$12.52334	$17.32996	338,800
01/01/2013 to 12/31/2013	$17.32996	$28.70550	326,187
01/01/2014 to 12/31/2014	$28.70550	$36.62452	259,481
01/01/2015 to 12/31/2015	$36.62452	$37.20907	163,042
01/01/2016 to 12/31/2016	$37.20907	$30.93209	86,316
01/01/2017 to 12/31/2017	$30.93209	$37.28121	96,712
01/01/2018 to 12/31/2018	$37.28121	$34.18850	56,646
01/01/2019 to 12/31/2019	$34.18850	$39.15785	35,319

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.08242	$10.05618	2,476,971
01/01/2011 to 12/31/2011	$10.05618	$9.89068	3,165,929
01/01/2012 to 12/31/2012	$9.89068	$11.07807	1,499,016
01/01/2013 to 12/31/2013	$11.07807	$14.13739	1,204,038
01/01/2014 to 12/31/2014	$14.13739	$15.49877	1,173,460
01/01/2015 to 12/31/2015	$15.49877	$15.17320	592,041
01/01/2016 to 12/31/2016	$15.17320	$16.36515	445,098
01/01/2017 to 12/31/2017	$16.36515	$19.20921	584,910
01/01/2018 to 12/31/2018	$19.20921	$17.72927	533,516
01/01/2019 to 12/31/2019	$17.72927	$22.47276	145,074
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$10.25601	$11.83819	702,138
01/01/2011 to 12/31/2011	$11.83819	$12.45197	765,549
01/01/2012 to 12/31/2012	$12.45197	$13.57589	450,591
01/01/2013 to 12/31/2013	$13.57589	$17.15075	573,128
01/01/2014 to 12/31/2014	$17.15075	$18.59286	574,747
01/01/2015 to 12/31/2015	$18.59286	$19.04740	433,302
01/01/2016 to 12/31/2016	$19.04740	$19.39767	291,761
01/01/2017 to 12/31/2017	$19.39767	$21.95063	224,043
01/01/2018 to 12/31/2018	$21.95063	$18.39105	151,311
01/01/2019 to 12/31/2019	$18.39105	$22.89214	157,092
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$7.73635	$9.23618	1,046,739
01/01/2011 to 12/31/2011	$9.23618	$9.58355	481,308
01/01/2012 to 12/31/2012	$9.58355	$11.50802	539,898
01/01/2013 to 12/31/2013	$11.50802	$15.83072	745,470
01/01/2014 to 12/31/2014	$15.83072	$17.50968	425,388
01/01/2015 to 12/31/2015	$17.50968	$18.02838	482,805
01/01/2016 to 12/31/2016	$18.02838	$18.47385	305,220
01/01/2017 to 12/31/2017	$18.47385	$21.50721	262,197
01/01/2018 to 12/31/2018	$21.50721	$21.28058	233,955
01/01/2019 to 12/31/2019	$21.28058	$26.08632	222,292
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$12.07392	$12.18752	852,300
01/01/2011 to 12/31/2011	$12.18752	$10.92163	333,570
01/01/2012 to 12/31/2012	$10.92163	$12.52352	461,143
01/01/2013 to 12/31/2013	$12.52352	$14.98184	561,564
01/01/2014 to 12/31/2014	$14.98184	$13.46052	318,682
01/01/2015 to 12/31/2015	$13.46052	$11.79832	323,881
01/01/2016 to 12/31/2016	$11.79832	$12.51036	289,183
01/01/2017 to 12/31/2017	$12.51036	$14.72997	244,299
01/01/2018 to 12/31/2018	$14.72997	$12.43894	200,126
01/01/2019 to 12/31/2019	$12.43894	$14.40974	200,318
ProFund VP Financials
01/01/2010 to 12/31/2010	$6.29512	$6.86798	1,397,974
01/01/2011 to 12/31/2011	$6.86798	$5.82051	1,034,776
01/01/2012 to 12/31/2012	$5.82051	$7.13998	1,345,907
01/01/2013 to 12/31/2013	$7.13998	$9.27481	1,595,424
01/01/2014 to 12/31/2014	$9.27481	$10.30006	1,201,102
01/01/2015 to 12/31/2015	$10.30006	$9.97874	975,396
01/01/2016 to 12/31/2016	$9.97874	$11.31810	1,090,533
01/01/2017 to 12/31/2017	$11.31810	$13.15665	873,662
01/01/2018 to 12/31/2018	$13.15665	$11.58892	535,695
01/01/2019 to 12/31/2019	$11.58892	$14.84787	520,474

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.14274	$9.24755	875,030
01/01/2011 to 12/31/2011	$9.24755	$10.01493	924,616
01/01/2012 to 12/31/2012	$10.01493	$11.56360	1,121,561
01/01/2013 to 12/31/2013	$11.56360	$15.89446	1,361,062
01/01/2014 to 12/31/2014	$15.89446	$19.33701	1,316,203
01/01/2015 to 12/31/2015	$19.33701	$19.97324	1,214,167
01/01/2016 to 12/31/2016	$19.97324	$18.84835	746,538
01/01/2017 to 12/31/2017	$18.84835	$22.41599	644,252
01/01/2018 to 12/31/2018	$22.41599	$23.02195	561,239
01/01/2019 to 12/31/2019	$23.02195	$27.02822	490,642
ProFund VP Industrials
01/01/2010 to 12/31/2010	$9.68021	$11.78155	641,229
01/01/2011 to 12/31/2011	$11.78155	$11.38066	404,533
01/01/2012 to 12/31/2012	$11.38066	$12.96094	379,889
01/01/2013 to 12/31/2013	$12.96094	$17.61512	514,535
01/01/2014 to 12/31/2014	$17.61512	$18.29075	381,463
01/01/2015 to 12/31/2015	$18.29075	$17.37362	230,450
01/01/2016 to 12/31/2016	$17.37362	$20.08591	332,901
01/01/2017 to 12/31/2017	$20.08591	$24.18035	297,557
01/01/2018 to 12/31/2018	$24.18035	$20.74370	120,125
01/01/2019 to 12/31/2019	$20.74370	$26.62251	158,313
ProFund VP Internet
01/01/2010 to 12/31/2010	$19.31472	$25.69739	455,035
01/01/2011 to 12/31/2011	$25.69739	$23.52770	92,624
01/01/2012 to 12/31/2012	$23.52770	$27.71190	98,828
01/01/2013 to 12/31/2013	$27.71190	$41.34854	134,453
01/01/2014 to 12/31/2014	$41.34854	$41.12237	46,264
01/01/2015 to 12/31/2015	$41.12237	$48.67555	88,272
01/01/2016 to 12/31/2016	$48.67555	$50.52169	50,482
01/01/2017 to 12/31/2017	$50.52169	$67.60465	28,747
01/01/2018 to 12/31/2018	$67.60465	$69.76315	18,650
01/01/2019 to 12/31/2019	$69.76315	$80.97899	13,060
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.10920	$7.45426	414,005
01/01/2011 to 12/31/2011	$7.45426	$5.97226	292,468
01/01/2012 to 12/31/2012	$5.97226	$7.22157	445,817
01/01/2013 to 12/31/2013	$7.22157	$10.52835	616,969
01/01/2014 to 12/31/2014	$10.52835	$10.68867	321,351
01/01/2015 to 12/31/2015	$10.68867	$11.12292	271,326
01/01/2016 to 12/31/2016	$11.12292	$10.98500	213,374
01/01/2017 to 12/31/2017	$10.98500	$12.79780	207,879
01/01/2018 to 12/31/2018	$12.79780	$11.12102	185,679
01/01/2019 to 12/31/2019	$11.12102	$13.12485	153,368
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.40289	$10.46700	1,282,022
01/01/2011 to 12/31/2011	$10.46700	$10.61678	1,146,789
01/01/2012 to 12/31/2012	$10.61678	$11.76932	796,871
01/01/2013 to 12/31/2013	$11.76932	$15.12476	730,784
01/01/2014 to 12/31/2014	$15.12476	$16.79832	876,271
01/01/2015 to 12/31/2015	$16.79832	$17.14180	474,182
01/01/2016 to 12/31/2016	$17.14180	$17.70515	358,253
01/01/2017 to 12/31/2017	$17.70515	$21.81809	334,476
01/01/2018 to 12/31/2018	$21.81809	$21.05704	251,064
01/01/2019 to 12/31/2019	$21.05704	$26.69264	211,951

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.30752	$9.22395	1,501,797
01/01/2011 to 12/31/2011	$9.22395	$8.95601	1,122,050
01/01/2012 to 12/31/2012	$8.95601	$10.16621	776,810
01/01/2013 to 12/31/2013	$10.16621	$12.98726	482,427
01/01/2014 to 12/31/2014	$12.98726	$14.11097	780,687
01/01/2015 to 12/31/2015	$14.11097	$13.22098	518,567
01/01/2016 to 12/31/2016	$13.22098	$15.00989	589,195
01/01/2017 to 12/31/2017	$15.00989	$16.74626	394,444
01/01/2018 to 12/31/2018	$16.74626	$14.71825	278,476
01/01/2019 to 12/31/2019	$14.71825	$18.78544	269,049
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$10.65021	$13.45122	2,021,397
01/01/2011 to 12/31/2011	$13.45122	$12.84677	1,040,542
01/01/2012 to 12/31/2012	$12.84677	$14.57782	684,764
01/01/2013 to 12/31/2013	$14.57782	$18.71380	592,623
01/01/2014 to 12/31/2014	$18.71380	$19.48939	371,987
01/01/2015 to 12/31/2015	$19.48939	$19.22211	357,650
01/01/2016 to 12/31/2016	$19.22211	$21.34005	331,122
01/01/2017 to 12/31/2017	$21.34005	$24.83120	303,762
01/01/2018 to 12/31/2018	$24.83120	$21.49420	232,983
01/01/2019 to 12/31/2019	$21.49420	$26.26428	287,987
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.04745	$13.08729	908,539
01/01/2011 to 12/31/2011	$13.08729	$12.36664	727,867
01/01/2012 to 12/31/2012	$12.36664	$14.17686	552,448
01/01/2013 to 12/31/2013	$14.17686	$18.42699	479,583
01/01/2014 to 12/31/2014	$18.42699	$19.96887	288,875
01/01/2015 to 12/31/2015	$19.96887	$18.02406	236,249
01/01/2016 to 12/31/2016	$18.02406	$22.04239	474,547
01/01/2017 to 12/31/2017	$22.04239	$23.97945	245,313
01/01/2018 to 12/31/2018	$23.97945	$20.44765	150,923
01/01/2019 to 12/31/2019	$20.44765	$24.95337	229,188
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$9.94164	$11.56165	1,576,633
01/01/2011 to 12/31/2011	$11.56165	$11.53676	909,044
01/01/2012 to 12/31/2012	$11.53676	$13.18763	644,940
01/01/2013 to 12/31/2013	$13.18763	$17.41567	507,723
01/01/2014 to 12/31/2014	$17.41567	$20.04118	490,538
01/01/2015 to 12/31/2015	$20.04118	$21.17985	411,272
01/01/2016 to 12/31/2016	$21.17985	$21.92619	193,838
01/01/2017 to 12/31/2017	$21.92619	$28.11521	168,628
01/01/2018 to 12/31/2018	$28.11521	$27.13182	130,884
01/01/2019 to 12/31/2019	$27.13182	$36.47800	137,023
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$18.74595	$21.71150	1,296,969
01/01/2011 to 12/31/2011	$21.71150	$21.83365	829,408
01/01/2012 to 12/31/2012	$21.83365	$22.09472	551,530
01/01/2013 to 12/31/2013	$22.09472	$26.96103	414,618
01/01/2014 to 12/31/2014	$26.96103	$23.63437	346,412
01/01/2015 to 12/31/2015	$23.63437	$17.81132	258,376
01/01/2016 to 12/31/2016	$17.81132	$21.75488	239,263
01/01/2017 to 12/31/2017	$21.75488	$20.71774	132,569
01/01/2018 to 12/31/2018	$20.71774	$16.25359	75,155
01/01/2019 to 12/31/2019	$16.25359	$17.34672	72,782

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$7.58424	$7.49464	268,122
01/01/2011 to 12/31/2011	$7.49464	$8.56033	862,925
01/01/2012 to 12/31/2012	$8.56033	$9.41676	302,309
01/01/2013 to 12/31/2013	$9.41676	$12.19047	276,233
01/01/2014 to 12/31/2014	$12.19047	$14.31041	297,503
01/01/2015 to 12/31/2015	$14.31041	$14.69965	159,802
01/01/2016 to 12/31/2016	$14.69965	$13.91791	92,869
01/01/2017 to 12/31/2017	$13.91791	$15.10676	78,826
01/01/2018 to 12/31/2018	$15.10676	$13.93522	47,460
01/01/2019 to 12/31/2019	$13.93522	$15.62964	24,140
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$16.85510	$22.03600	2,921,018
01/01/2011 to 12/31/2011	$22.03600	$17.50856	2,103,701
01/01/2012 to 12/31/2012	$17.50856	$14.71425	1,572,080
01/01/2013 to 12/31/2013	$14.71425	$8.98001	1,162,887
01/01/2014 to 12/31/2014	$8.98001	$6.72391	630,558
01/01/2015 to 12/31/2015	$6.72391	$4.44037	535,237
01/01/2016 to 12/31/2016	$4.44037	$6.80495	528,907
01/01/2017 to 12/31/2017	$6.80495	$7.04624	370,808
01/01/2018 to 12/31/2018	$7.04624	$5.99592	318,082
01/01/2019 to 12/31/2019	$5.99592	$8.60846	381,430
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$12.69458	$15.56804	509,622
01/01/2011 to 12/31/2011	$15.56804	$16.03891	345,408
01/01/2012 to 12/31/2012	$16.03891	$18.48252	392,557
01/01/2013 to 12/31/2013	$18.48252	$18.19431	325,883
01/01/2014 to 12/31/2014	$18.19431	$22.37078	289,291
01/01/2015 to 12/31/2015	$22.37078	$22.07298	179,238
01/01/2016 to 12/31/2016	$22.07298	$22.95255	135,429
01/01/2017 to 12/31/2017	$22.95255	$24.39208	94,186
01/01/2018 to 12/31/2018	$24.39208	$22.62081	103,574
01/01/2019 to 12/31/2019	$22.62081	$28.20077	117,345
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$4.80759	$3.97042	4,679,376
01/01/2011 to 12/31/2011	$3.97042	$2.44059	2,645,539
01/01/2012 to 12/31/2012	$2.44059	$2.23383	1,760,429
01/01/2013 to 12/31/2013	$2.23383	$2.55893	3,779,215
01/01/2014 to 12/31/2014	$2.55893	$1.75517	3,810,891
01/01/2015 to 12/31/2015	$1.75517	$1.69877	2,300,690
01/01/2016 to 12/31/2016	$1.69877	$1.58459	3,979,174
01/01/2017 to 12/31/2017	$1.58459	$1.37292	672,668
01/01/2018 to 12/31/2018	$1.37292	$1.40630	553,158
01/01/2019 to 12/31/2019	$1.40630	$1.14218	444,278
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$5.85592	$6.47385	188,040
01/01/2011 to 12/31/2011	$6.47385	$6.11890	125,111
01/01/2012 to 12/31/2012	$6.11890	$5.76682	77,903
01/01/2013 to 12/31/2013	$5.76682	$7.57041	62,931
01/01/2014 to 12/31/2014	$7.57041	$10.01645	125,840
01/01/2015 to 12/31/2015	$10.01645	$9.56793	75,681
01/01/2016 to 12/31/2016	$9.56793	$12.01791	55,108
01/01/2017 to 12/31/2017	$12.01791	$16.02301	67,046
01/01/2018 to 12/31/2018	$16.02301	$14.14485	19,257
01/01/2019 to 12/31/2019	$14.14485	$20.83593	30,373

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.44215	$4.69826	280,837
01/01/2011 to 12/31/2011	$4.69826	$4.24070	232,550
01/01/2012 to 12/31/2012	$4.24070	$3.38019	139,533
01/01/2013 to 12/31/2013	$3.38019	$2.40360	116,769
01/01/2014 to 12/31/2014	$2.40360	$2.06984	171,122
01/01/2015 to 12/31/2015	$2.06984	$2.00094	170,404
01/01/2016 to 12/31/2016	$2.00094	$1.57065	61,170
01/01/2017 to 12/31/2017	$1.57065	$1.31534	24,730
01/01/2018 to 12/31/2018	$1.31534	$1.43547	186,631
01/01/2019 to 12/31/2019	$1.43547	$1.11291	7,363
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$4.21899	$3.27025	782,589
01/01/2011 to 12/31/2011	$3.27025	$2.87953	1,249,273
01/01/2012 to 12/31/2012	$2.87953	$2.29961	957,612
01/01/2013 to 12/31/2013	$2.29961	$1.59655	348,933
01/01/2014 to 12/31/2014	$1.59655	$1.26593	241,202
01/01/2015 to 12/31/2015	$1.26593	$1.08261	286,125
01/01/2016 to 12/31/2016	$1.08261	$0.95772	256,099
01/01/2017 to 12/31/2017	$0.95772	$0.70408	129,839
01/01/2018 to 12/31/2018	$0.70408	$0.67241	117,734
01/01/2019 to 12/31/2019	$0.67241	$0.47583	90,824
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.59454	$4.60842	355,244
01/01/2011 to 12/31/2011	$4.60842	$4.12054	702,306
01/01/2012 to 12/31/2012	$4.12054	$3.28401	351,352
01/01/2013 to 12/31/2013	$3.28401	$2.22045	176,749
01/01/2014 to 12/31/2014	$2.22045	$1.98216	197,127
01/01/2015 to 12/31/2015	$1.98216	$1.93339	165,249
01/01/2016 to 12/31/2016	$1.93339	$1.49096	60,221
01/01/2017 to 12/31/2017	$1.49096	$1.25820	36,440
01/01/2018 to 12/31/2018	$1.25820	$1.36593	744,521
01/01/2019 to 12/31/2019	$1.36593	$1.06407	14,359
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.15090	$13.78817	1,733,790
01/01/2011 to 12/31/2011	$13.78817	$13.73472	1,437,215
01/01/2012 to 12/31/2012	$13.73472	$15.19367	495,243
01/01/2013 to 12/31/2013	$15.19367	$20.98384	722,604
01/01/2014 to 12/31/2014	$20.98384	$21.08606	341,491
01/01/2015 to 12/31/2015	$21.08606	$20.98143	310,904
01/01/2016 to 12/31/2016	$20.98143	$24.81155	268,146
01/01/2017 to 12/31/2017	$24.81155	$27.56822	233,143
01/01/2018 to 12/31/2018	$27.56822	$25.55249	171,943
01/01/2019 to 12/31/2019	$25.55249	$29.93521	152,702
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$9.65451	$11.59399	743,101
01/01/2011 to 12/31/2011	$11.59399	$10.93523	752,713
01/01/2012 to 12/31/2012	$10.93523	$12.49201	481,299
01/01/2013 to 12/31/2013	$12.49201	$16.91462	412,071
01/01/2014 to 12/31/2014	$16.91462	$17.60271	237,908
01/01/2015 to 12/31/2015	$17.60271	$15.87910	251,343
01/01/2016 to 12/31/2016	$15.87910	$20.11199	295,966
01/01/2017 to 12/31/2017	$20.11199	$21.70203	178,645
01/01/2018 to 12/31/2018	$21.70203	$18.30803	144,824
01/01/2019 to 12/31/2019	$18.30803	$22.06891	119,465

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
01/01/2010 to 12/31/2010	$8.77621	$9.55781	652,534
01/01/2011 to 12/31/2011	$9.55781	$9.27196	719,037
01/01/2012 to 12/31/2012	$9.27196	$10.05858	287,188
01/01/2013 to 12/31/2013	$10.05858	$12.38490	175,316
01/01/2014 to 12/31/2014	$12.38490	$14.38710	179,412
01/01/2015 to 12/31/2015	$14.38710	$14.48967	124,421
01/01/2016 to 12/31/2016	$14.48967	$16.01021	119,435
01/01/2017 to 12/31/2017	$16.01021	$21.28733	82,610
01/01/2018 to 12/31/2018	$21.28733	$20.45365	58,080
01/01/2019 to 12/31/2019	$20.45365	$29.20553	63,194
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$7.20798	$8.20115	847,216
01/01/2011 to 12/31/2011	$8.20115	$8.21681	476,200
01/01/2012 to 12/31/2012	$8.21681	$9.41587	486,914
01/01/2013 to 12/31/2013	$9.41587	$10.37826	375,062
01/01/2014 to 12/31/2014	$10.37826	$10.26467	329,989
01/01/2015 to 12/31/2015	$10.26467	$10.24892	246,225
01/01/2016 to 12/31/2016	$10.24892	$12.26323	259,808
01/01/2017 to 12/31/2017	$12.26323	$11.80524	206,948
01/01/2018 to 12/31/2018	$11.80524	$9.85577	140,704
01/01/2019 to 12/31/2019	$9.85577	$11.12471	169,880
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$12.53843	$13.57748	1,042,250
01/01/2011 to 12/31/2011	$13.57748	$19.16526	1,145,039
01/01/2012 to 12/31/2012	$19.16526	$19.03182	721,134
01/01/2013 to 12/31/2013	$19.03182	$15.14014	419,798
01/01/2014 to 12/31/2014	$15.14014	$20.30924	243,348
01/01/2015 to 12/31/2015	$20.30924	$18.84732	307,076
01/01/2016 to 12/31/2016	$18.84732	$18.48017	132,889
01/01/2017 to 12/31/2017	$18.48017	$19.90052	64,074
01/01/2018 to 12/31/2018	$19.90052	$18.50902	50,825
01/01/2019 to 12/31/2019	$18.50902	$21.52063	55,922
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$6.49713	$7.80642	914,644
01/01/2011 to 12/31/2011	$7.80642	$7.30702	689,374
01/01/2012 to 12/31/2012	$7.30702	$9.26411	451,227
01/01/2013 to 12/31/2013	$9.26411	$15.31166	302,573
01/01/2014 to 12/31/2014	$15.31166	$18.55847	265,404
01/01/2015 to 12/31/2015	$18.55847	$17.72596	202,056
01/01/2016 to 12/31/2016	$17.72596	$20.67716	90,526
01/01/2017 to 12/31/2017	$20.67716	$28.67909	85,450
01/01/2018 to 12/31/2018	$28.67909	$23.82990	72,451
01/01/2019 to 12/31/2019	$23.82990	$37.53854	44,442
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$8.22543	$12.10861	1,530,577
01/01/2011 to 12/31/2011	$12.10861	$10.28371	591,778
01/01/2012 to 12/31/2012	$10.28371	$13.39974	516,451
01/01/2013 to 12/31/2013	$13.39974	$22.48468	317,543
01/01/2014 to 12/31/2014	$22.48468	$25.50653	386,697
01/01/2015 to 12/31/2015	$25.50653	$22.79049	377,840
01/01/2016 to 12/31/2016	$22.79049	$30.91353	280,604
01/01/2017 to 12/31/2017	$30.91353	$39.17943	77,938
01/01/2018 to 12/31/2018	$39.17943	$28.21463	66,543
01/01/2019 to 12/31/2019	$28.21463	$41.01036	46,004

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$5.62648	$7.48276	1,359,439
01/01/2011 to 12/31/2011	$7.48276	$7.27165	1,795,997
01/01/2012 to 12/31/2012	$7.27165	$9.56529	563,727
01/01/2013 to 12/31/2013	$9.56529	$16.84373	561,715
01/01/2014 to 12/31/2014	$16.84373	$22.50303	414,291
01/01/2015 to 12/31/2015	$22.50303	$25.14240	345,567
01/01/2016 to 12/31/2016	$25.14240	$26.86092	255,704
01/01/2017 to 12/31/2017	$26.86092	$44.47219	231,119
01/01/2018 to 12/31/2018	$44.47219	$39.52168	211,982
01/01/2019 to 12/31/2019	$39.52168	$69.83579	104,210
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$7.38773	$10.78566	930,703
01/01/2011 to 12/31/2011	$10.78566	$8.61004	508,081
01/01/2012 to 12/31/2012	$8.61004	$10.96696	395,941
01/01/2013 to 12/31/2013	$10.96696	$20.13338	296,920
01/01/2014 to 12/31/2014	$20.13338	$20.86627	228,008
01/01/2015 to 12/31/2015	$20.86627	$17.85902	162,041
01/01/2016 to 12/31/2016	$17.85902	$24.51956	122,124
01/01/2017 to 12/31/2017	$24.51956	$30.19325	111,197
01/01/2018 to 12/31/2018	$30.19325	$21.68909	66,206
01/01/2019 to 12/31/2019	$21.68909	$31.42716	59,199
ProFund VP Utilities
01/01/2010 to 12/31/2010	$12.26510	$12.78064	893,746
01/01/2011 to 12/31/2011	$12.78064	$14.77119	1,349,692
01/01/2012 to 12/31/2012	$14.77119	$14.54751	788,140
01/01/2013 to 12/31/2013	$14.54751	$16.21221	725,550
01/01/2014 to 12/31/2014	$16.21221	$20.07212	821,630
01/01/2015 to 12/31/2015	$20.07212	$18.47707	503,397
01/01/2016 to 12/31/2016	$18.47707	$20.91283	462,262
01/01/2017 to 12/31/2017	$20.91283	$22.75718	486,229
01/01/2018 to 12/31/2018	$22.75718	$23.02523	289,388
01/01/2019 to 12/31/2019	$23.02523	$27.82551	313,144
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$11.12185	$12.47084	346,910
01/01/2011 to 12/31/2011	$12.47084	$10.43600	327,254
01/01/2012 to 12/31/2012	$10.43600	$12.56220	230,539
01/01/2013 to 12/31/2013	$12.56220	$14.68616	101,416
01/01/2014 to 12/31/2014	$14.68616	$13.61838	73,228
01/01/2015 to 12/31/2015	$13.61838	$13.84461	63,745
01/01/2016 to 12/31/2016	$13.84461	$13.12893	56,615
01/01/2017 to 12/31/2017	$13.12893	$17.53748	66,125
01/01/2018 to 12/31/2018	$17.53748	$15.03689	76,788
01/01/2019 to 12/31/2019	$15.03689	$19.57785	39,236
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.32619	$16.11364	637,587
01/01/2011 to 12/31/2011	$16.11364	$13.82121	523,908
01/01/2012 to 12/31/2012	$13.82121	$15.45248	401,945
01/01/2013 to 12/31/2013	$15.45248	$18.22775	283,907
01/01/2014 to 12/31/2014	$18.22775	$16.97668	217,416
01/01/2015 to 12/31/2015	$16.97668	$17.07985	210,347
01/01/2016 to 12/31/2016	$17.07985	$17.34553	138,372
01/01/2017 to 12/31/2017	$17.34553	$21.30098	113,199
01/01/2018 to 12/31/2018	$21.30098	$17.41592	73,608
01/01/2019 to 12/31/2019	$17.41592	$19.78390	59,322

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.54043	$15.81530	385,986
01/01/2011 to 12/31/2011	$15.81530	$14.72149	411,256
01/01/2012 to 12/31/2012	$14.72149	$17.48336	413,544
01/01/2013 to 12/31/2013	$17.48336	$24.11014	306,342
01/01/2014 to 12/31/2014	$24.11014	$24.68160	201,332
01/01/2015 to 12/31/2015	$24.68160	$24.66780	142,859
01/01/2016 to 12/31/2016	$24.66780	$24.44784	93,681
01/01/2017 to 12/31/2017	$24.44784	$32.45008	70,682
01/01/2018 to 12/31/2018	$32.45008	$32.07718	55,802
01/01/2019 to 12/31/2019	$32.07718	$43.34529	45,145
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59327	$12.24845	617,813
01/01/2011 to 12/31/2011	$12.24845	$11.52354	383,450
01/01/2012 to 12/31/2012	$11.52354	$12.25238	264,060
01/01/2013 to 12/31/2013	$12.25238	$18.14246	293,944
01/01/2014 to 12/31/2014	$18.14246	$17.54440	192,275
01/01/2015 to 12/31/2015	$17.54440	$16.80023	164,785
01/01/2016 to 12/31/2016	$16.80023	$17.86272	131,068
01/01/2017 to 12/31/2017	$17.86272	$22.16101	107,764
01/01/2018 to 12/31/2018	$22.16101	$22.11458	86,180
01/01/2019 to 12/31/2019	$22.11458	$27.25482	84,707
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with anyone of combo 5% or HDV OR With LT5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EPB OR HD GRO 60 bps and Combo DB OR HD GRO 60 bps, EBP and HAV OR GRO Plus
2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV - Cliff M&E (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.63817	$14.45030	0
01/01/2011 to 12/31/2011	$14.45030	$14.58775	0
01/01/2012 to 12/31/2012	$14.58775	$16.35631	0
01/01/2013 to 12/31/2013	$16.35631	$17.68000	0
01/01/2014 to 12/31/2014	$17.68000	$17.77689	0
01/01/2015 to 12/31/2015	$17.77689	$17.49271	0
01/01/2016 to 12/31/2016	$17.49271	$18.73438	0
01/01/2017 to 12/31/2017	$18.73438	$19.28997	0
01/01/2018 to 12/31/2018	$19.28997	$18.83463	0
01/01/2019 to 12/31/2019	$18.83463	$20.80543	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.65715	$10.62342	8,125,948
01/01/2011 to 12/31/2011	$10.62342	$10.16021	5,875,413
01/01/2012 to 12/31/2012	$10.16021	$11.23660	5,884,306
01/01/2013 to 12/31/2013	$11.23660	$12.14110	5,528,716
01/01/2014 to 12/31/2014	$12.14110	$12.38416	5,179,509
01/01/2015 to 12/31/2015	$12.38416	$11.77568	4,428,306
01/01/2016 to 12/31/2016	$11.77568	$12.30311	5,115,774
01/01/2017 to 12/31/2017	$12.30311	$13.60970	5,435,676
01/01/2018 to 12/31/2018	$13.60970	$12.28244	4,345,473
01/01/2019 to 12/31/2019	$12.28244	$14.00500	4,229,850
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.79867	$10.94686	5,137,092
01/01/2011 to 12/31/2011	$10.94686	$10.76756	3,694,717
01/01/2012 to 12/31/2012	$10.76756	$12.02278	4,319,358
01/01/2013 to 12/31/2013	$12.02278	$13.76807	4,466,220
01/01/2014 to 12/31/2014	$13.76807	$14.35329	4,186,938
01/01/2015 to 12/31/2015	$14.35329	$14.21546	4,159,391
01/01/2016 to 12/31/2016	$14.21546	$14.95984	4,179,308
01/01/2017 to 12/31/2017	$14.95984	$17.18671	4,334,893
01/01/2018 to 12/31/2018	$17.18671	$15.89051	3,720,485
01/01/2019 to 12/31/2019	$15.89051	$19.02523	3,336,966
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.66143	$9.52404	3,744,133
01/01/2011 to 12/31/2011	$9.52404	$9.18770	2,822,961
01/01/2012 to 12/31/2012	$9.18770	$9.95484	3,000,554
01/01/2013 to 12/31/2013	$9.95484	$10.99734	2,844,187
01/01/2014 to 12/31/2014	$10.99734	$11.36017	2,575,009
01/01/2015 to 12/31/2015	$11.36017	$11.14282	2,487,132
01/01/2016 to 12/31/2016	$11.14282	$11.47536	2,059,418
01/01/2017 to 12/31/2017	$11.47536	$13.10531	1,838,246
01/01/2018 to 12/31/2018	$13.10531	$11.85723	1,388,173
01/01/2019 to 12/31/2019	$11.85723	$13.75231	1,360,967

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99855	$11.62919	156
01/01/2014 to 12/31/2014	$11.62919	$12.93054	8,101
01/01/2015 to 12/31/2015	$12.93054	$12.92367	5,346
01/01/2016 to 12/31/2016	$12.92367	$14.05695	6,271
01/01/2017 to 12/31/2017	$14.05695	$16.86894	6,250
01/01/2018 to 12/31/2018	$16.86894	$15.22412	5,936
01/01/2019 to 12/31/2019	$15.22412	$18.33502	5,522
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.90390	$10.92891	8,699,486
01/01/2011 to 12/31/2011	$10.92891	$10.60742	6,901,091
01/01/2012 to 12/31/2012	$10.60742	$11.72163	7,178,712
01/01/2013 to 12/31/2013	$11.72163	$13.54891	7,213,994
01/01/2014 to 12/31/2014	$13.54891	$14.17999	6,928,953
01/01/2015 to 12/31/2015	$14.17999	$13.99822	6,370,391
01/01/2016 to 12/31/2016	$13.99822	$14.62010	6,091,878
01/01/2017 to 12/31/2017	$14.62010	$16.50613	5,967,029
01/01/2018 to 12/31/2018	$16.50613	$15.41559	5,002,157
01/01/2019 to 12/31/2019	$15.41559	$18.08687	4,210,738
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99855	$9.16071	186,720
01/01/2012 to 12/31/2012	$9.16071	$10.07084	329,722
01/01/2013 to 12/31/2013	$10.07084	$10.96850	394,788
01/01/2014 to 12/31/2014	$10.96850	$11.30407	406,475
01/01/2015 to 12/31/2015	$11.30407	$10.77295	361,094
01/01/2016 to 12/31/2016	$10.77295	$11.32163	337,401
01/01/2017 to 12/31/2017	$11.32163	$12.52694	389,330
01/01/2018 to 12/31/2018	$12.52694	$11.65698	287,604
01/01/2019 to 12/31/2019	$11.65698	$13.47108	257,025
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.80100	$12.04650	1,296,102
01/01/2011 to 12/31/2011	$12.04650	$12.10217	1,090,180
01/01/2012 to 12/31/2012	$12.10217	$12.44836	906,164
01/01/2013 to 12/31/2013	$12.44836	$11.96463	703,101
01/01/2014 to 12/31/2014	$11.96463	$11.74380	547,508
01/01/2015 to 12/31/2015	$11.74380	$11.59403	857,210
01/01/2016 to 12/31/2016	$11.59403	$11.57816	799,501
01/01/2017 to 12/31/2017	$11.57816	$11.57019	750,772
01/01/2018 to 12/31/2018	$11.57019	$11.45132	578,536
01/01/2019 to 12/31/2019	$11.45132	$11.77079	620,442
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.03290	$13.79312	5,823,131
01/01/2011 to 12/31/2011	$13.79312	$13.98276	4,380,484
01/01/2012 to 12/31/2012	$13.98276	$15.01832	4,925,654
01/01/2013 to 12/31/2013	$15.01832	$14.48445	3,565,817
01/01/2014 to 12/31/2014	$14.48445	$14.83306	3,009,945
01/01/2015 to 12/31/2015	$14.83306	$14.26635	2,576,957
01/01/2016 to 12/31/2016	$14.26635	$14.60989	2,307,541
01/01/2017 to 12/31/2017	$14.60989	$14.98099	2,274,153
01/01/2018 to 12/31/2018	$14.98099	$14.62034	1,767,182
01/01/2019 to 12/31/2019	$14.62034	$15.68969	1,732,841

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.42890	$12.50461	0
01/01/2011 to 12/31/2011	$12.50461	$14.24847	0
01/01/2012 to 12/31/2012	$14.24847	$14.81902	6,636
01/01/2013 to 12/31/2013	$14.81902	$13.85626	14,495
01/01/2014 to 12/31/2014	$13.85626	$14.19429	14,774
01/01/2015 to 12/31/2015	$14.19429	$14.09528	14,214
01/01/2016 to 12/31/2016	$14.09528	$14.04946	18,351
01/01/2017 to 12/31/2017	$14.04946	$13.90909	7,968
01/01/2018 to 12/31/2018	$13.90909	$13.74198	35,458
01/01/2019 to 12/31/2019	$13.74198	$13.69009	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.79336	$9.66280	3,398
01/01/2011 to 12/31/2011	$9.66280	$11.26692	0
01/01/2012 to 12/31/2012	$11.26692	$11.76908	0
01/01/2013 to 12/31/2013	$11.76908	$10.80965	16,844
01/01/2014 to 12/31/2014	$10.80965	$11.27460	10,653
01/01/2015 to 12/31/2015	$11.27460	$11.24644	20,182
01/01/2016 to 12/31/2016	$11.24644	$11.26611	23,126
01/01/2017 to 12/31/2017	$11.26611	$11.16747	6,719
01/01/2018 to 12/31/2018	$11.16747	$11.00306	8,226
01/01/2019 to 12/31/2019	$11.00306	$11.18885	25,374
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99807	$11.01382	7,539
01/01/2011 to 12/31/2011	$11.01382	$13.01813	17,990
01/01/2012 to 12/31/2012	$13.01813	$13.65902	13,667
01/01/2013 to 12/31/2013	$13.65902	$12.48048	0
01/01/2014 to 12/31/2014	$12.48048	$13.20393	18,265
01/01/2015 to 12/31/2015	$13.20393	$13.20422	31,983
01/01/2016 to 12/31/2016	$13.20422	$13.23741	26,402
01/01/2017 to 12/31/2017	$13.23741	$13.21187	22,977
01/01/2018 to 12/31/2018	$13.21187	$12.98823	18,681
01/01/2019 to 12/31/2019	$12.98823	$13.40763	11,811
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99855	$12.02655	25,532
01/01/2012 to 12/31/2012	$12.02655	$12.50667	28,286
01/01/2013 to 12/31/2013	$12.50667	$11.09033	0
01/01/2014 to 12/31/2014	$11.09033	$12.02605	0
01/01/2015 to 12/31/2015	$12.02605	$12.06336	6,251
01/01/2016 to 12/31/2016	$12.06336	$12.06912	25,744
01/01/2017 to 12/31/2017	$12.06912	$12.04449	2,179
01/01/2018 to 12/31/2018	$12.04449	$11.81508	7,386
01/01/2019 to 12/31/2019	$11.81508	$12.29218	7,382
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99807	$10.40427	2,207
01/01/2013 to 12/31/2013	$10.40427	$9.17959	88,547
01/01/2014 to 12/31/2014	$9.17959	$10.15710	52,160
01/01/2015 to 12/31/2015	$10.15710	$10.24960	37,491
01/01/2016 to 12/31/2016	$10.24960	$10.26297	7,143
01/01/2017 to 12/31/2017	$10.26297	$10.25483	0
01/01/2018 to 12/31/2018	$10.25483	$10.04793	0
01/01/2019 to 12/31/2019	$10.04793	$10.51460	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99903	$8.75399	7,589
01/01/2014 to 12/31/2014	$8.75399	$9.85574	17,205
01/01/2015 to 12/31/2015	$9.85574	$9.95833	0
01/01/2016 to 12/31/2016	$9.95833	$9.97090	0
01/01/2017 to 12/31/2017	$9.97090	$9.96165	21,955
01/01/2018 to 12/31/2018	$9.96165	$9.72336	27,330
01/01/2019 to 12/31/2019	$9.72336	$10.31323	6,466
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99903	$11.30862	0
01/01/2015 to 12/31/2015	$11.30862	$11.33279	46,453
01/01/2016 to 12/31/2016	$11.33279	$11.41003	12,131
01/01/2017 to 12/31/2017	$11.41003	$11.41597	9,262
01/01/2018 to 12/31/2018	$11.41597	$11.13272	13,933
01/01/2019 to 12/31/2019	$11.13272	$11.89143	10,916
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99903	$9.94290	7,437
01/01/2016 to 12/31/2016	$9.94290	$9.97214	33,756
01/01/2017 to 12/31/2017	$9.97214	$10.03527	20,710
01/01/2018 to 12/31/2018	$10.03527	$9.75608	77,424
01/01/2019 to 12/31/2019	$9.75608	$10.54664	55,897
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99807	$9.88450	12,840
01/01/2017 to 12/31/2017	$9.88450	$9.97270	0
01/01/2018 to 12/31/2018	$9.97270	$9.67388	29,970
01/01/2019 to 12/31/2019	$9.67388	$10.52027	9,672
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99807	$10.04167	0
01/01/2018 to 12/31/2018	$10.04167	$9.66224	0
01/01/2019 to 12/31/2019	$9.66224	$10.59343	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99807	$9.66686	0
01/01/2019 to 12/31/2019	$9.66686	$10.66568	3,250
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99903	$11.23986	6,920
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.48306	$10.56341	9,541,918
01/01/2011 to 12/31/2011	$10.56341	$10.12691	6,564,135
01/01/2012 to 12/31/2012	$10.12691	$11.31486	7,253,930
01/01/2013 to 12/31/2013	$11.31486	$13.63820	8,307,070
01/01/2014 to 12/31/2014	$13.63820	$14.33687	8,547,398
01/01/2015 to 12/31/2015	$14.33687	$14.16113	9,055,976
01/01/2016 to 12/31/2016	$14.16113	$14.86507	10,531,864
01/01/2017 to 12/31/2017	$14.86507	$17.21852	11,826,324
01/01/2018 to 12/31/2018	$17.21852	$15.86384	10,463,119
01/01/2019 to 12/31/2019	$15.86384	$19.05375	9,457,556
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99855	$11.65291	31,689
01/01/2014 to 12/31/2014	$11.65291	$13.00714	77,924
01/01/2015 to 12/31/2015	$13.00714	$12.32303	59,576
01/01/2016 to 12/31/2016	$12.32303	$13.91121	159,813
01/01/2017 to 12/31/2017	$13.91121	$16.18384	149,332
01/01/2018 to 12/31/2018	$16.18384	$15.14147	104,115
01/01/2019 to 12/31/2019	$15.14147	$19.49291	140,838

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.11100	$9.57883	151,468
01/01/2011 to 12/31/2011	$9.57883	$8.93719	88,211
01/01/2012 to 12/31/2012	$8.93719	$11.13416	113,541
01/01/2013 to 12/31/2013	$11.13416	$11.41493	120,665
01/01/2014 to 12/31/2014	$11.41493	$12.77679	124,541
01/01/2015 to 12/31/2015	$12.77679	$12.54197	95,667
01/01/2016 to 12/31/2016	$12.54197	$12.43328	78,979
01/01/2017 to 12/31/2017	$12.43328	$13.54615	87,874
01/01/2018 to 12/31/2018	$13.54615	$12.68106	64,019
01/01/2019 to 12/31/2019	$12.68106	$15.58966	60,046
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.63864	$23.56687	111,924
01/01/2011 to 12/31/2011	$23.56687	$24.68110	97,984
01/01/2012 to 12/31/2012	$24.68110	$27.97033	103,989
01/01/2013 to 12/31/2013	$27.97033	$28.34178	114,992
01/01/2014 to 12/31/2014	$28.34178	$36.45418	117,778
01/01/2015 to 12/31/2015	$36.45418	$37.55126	105,608
01/01/2016 to 12/31/2016	$37.55126	$38.67216	99,555
01/01/2017 to 12/31/2017	$38.67216	$40.37022	92,571
01/01/2018 to 12/31/2018	$40.37022	$37.77416	69,768
01/01/2019 to 12/31/2019	$37.77416	$48.69874	68,927
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.83094	$9.92266	4,948,687
01/01/2011 to 12/31/2011	$9.92266	$9.60257	3,579,527
01/01/2012 to 12/31/2012	$9.60257	$10.43766	4,166,207
01/01/2013 to 12/31/2013	$10.43766	$11.76870	3,954,033
01/01/2014 to 12/31/2014	$11.76870	$11.92722	3,548,387
01/01/2015 to 12/31/2015	$11.92722	$11.83453	3,314,206
01/01/2016 to 12/31/2016	$11.83453	$12.12241	3,455,101
01/01/2017 to 12/31/2017	$12.12241	$13.87279	3,458,948
01/01/2018 to 12/31/2018	$13.87279	$12.57314	2,715,627
01/01/2019 to 12/31/2019	$12.57314	$14.82385	2,613,441
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.17971	$10.06507	2,606,302
01/01/2011 to 12/31/2011	$10.06507	$9.83904	2,336,688
01/01/2012 to 12/31/2012	$9.83904	$10.64584	2,364,544
01/01/2013 to 12/31/2013	$10.64584	$11.48677	2,165,383
01/01/2014 to 12/31/2014	$11.48677	$11.74187	1,933,669
01/01/2015 to 12/31/2015	$11.74187	$11.43142	1,810,382
01/01/2016 to 12/31/2016	$11.43142	$11.82219	1,514,534
01/01/2017 to 12/31/2017	$11.82219	$13.04258	1,539,086
01/01/2018 to 12/31/2018	$13.04258	$11.90876	1,105,668
01/01/2019 to 12/31/2019	$11.90876	$13.57499	1,066,052
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.43866	$20.47422	129,429
01/01/2011 to 12/31/2011	$20.47422	$20.37828	104,405
01/01/2012 to 12/31/2012	$20.37828	$23.16251	115,043
01/01/2013 to 12/31/2013	$23.16251	$31.59005	157,388
01/01/2014 to 12/31/2014	$31.59005	$33.27127	133,833
01/01/2015 to 12/31/2015	$33.27127	$30.89292	110,086
01/01/2016 to 12/31/2016	$30.89292	$37.73307	98,235
01/01/2017 to 12/31/2017	$37.73307	$41.59308	99,635
01/01/2018 to 12/31/2018	$41.59308	$35.11413	78,766
01/01/2019 to 12/31/2019	$35.11413	$42.30916	68,762

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.37644	$10.19747	3,952,695
01/01/2011 to 12/31/2011	$10.19747	$10.02162	3,134,616
01/01/2012 to 12/31/2012	$10.02162	$9.84639	2,455,891
01/01/2013 to 12/31/2013	$9.84639	$9.67421	1,802,602
01/01/2014 to 12/31/2014	$9.67421	$9.50498	1,296,519
01/01/2015 to 12/31/2015	$9.50498	$9.33860	1,151,161
01/01/2016 to 12/31/2016	$9.33860	$9.17554	841,993
01/01/2017 to 12/31/2017	$9.17554	$9.04623	749,560
01/01/2018 to 12/31/2018	$9.04623	$9.00255	809,235
01/01/2019 to 12/31/2019	$9.00255	$8.99456	812,577
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$14.14141	$15.76963	372,390
01/01/2011 to 12/31/2011	$15.76963	$15.98574	364,824
01/01/2012 to 12/31/2012	$15.98574	$17.88465	373,793
01/01/2013 to 12/31/2013	$17.88465	$18.83343	284,857
01/01/2014 to 12/31/2014	$18.83343	$18.97716	193,814
01/01/2015 to 12/31/2015	$18.97716	$17.98062	124,285
01/01/2016 to 12/31/2016	$17.98062	$20.38674	136,303
01/01/2017 to 12/31/2017	$20.38674	$21.52750	96,141
01/01/2018 to 12/31/2018	$21.52750	$20.72868	62,505
01/01/2019 to 12/31/2019	$20.72868	$23.48188	60,552
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.35751	$11.51542	329,940
01/01/2011 to 12/31/2011	$11.51542	$10.84080	425,797
01/01/2012 to 12/31/2012	$10.84080	$12.44941	310,531
01/01/2013 to 12/31/2013	$12.44941	$17.10723	379,818
01/01/2014 to 12/31/2014	$17.10723	$19.11836	413,328
01/01/2015 to 12/31/2015	$19.11836	$17.31194	275,746
01/01/2016 to 12/31/2016	$17.31194	$20.39212	279,784
01/01/2017 to 12/31/2017	$20.39212	$23.88169	292,993
01/01/2018 to 12/31/2018	$23.88169	$20.14111	261,865
01/01/2019 to 12/31/2019	$20.14111	$25.63089	217,603
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.79563	$17.76929	425,028
01/01/2011 to 12/31/2011	$17.76929	$15.20229	278,398
01/01/2012 to 12/31/2012	$15.20229	$17.97783	225,134
01/01/2013 to 12/31/2013	$17.97783	$21.02934	314,013
01/01/2014 to 12/31/2014	$21.02934	$19.51986	326,012
01/01/2015 to 12/31/2015	$19.51986	$19.78207	473,313
01/01/2016 to 12/31/2016	$19.78207	$18.70224	457,159
01/01/2017 to 12/31/2017	$18.70224	$24.88572	398,555
01/01/2018 to 12/31/2018	$24.88572	$21.18863	357,085
01/01/2019 to 12/31/2019	$21.18863	$27.50285	294,031
AST International Value Portfolio
01/01/2010 to 12/31/2010	$17.49898	$19.09827	223,400
01/01/2011 to 12/31/2011	$19.09827	$16.40960	166,971
01/01/2012 to 12/31/2012	$16.40960	$18.81076	154,255
01/01/2013 to 12/31/2013	$18.81076	$22.07952	154,201
01/01/2014 to 12/31/2014	$22.07952	$20.23887	152,233
01/01/2015 to 12/31/2015	$20.23887	$20.04716	141,426
01/01/2016 to 12/31/2016	$20.04716	$19.81148	140,840
01/01/2017 to 12/31/2017	$19.81148	$23.90642	143,641
01/01/2018 to 12/31/2018	$23.90642	$19.69597	122,316
01/01/2019 to 12/31/2019	$19.69597	$23.22590	122,831

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.72550	$12.76581	1,201,858
01/01/2011 to 12/31/2011	$12.76581	$14.10366	12,727,050
01/01/2012 to 12/31/2012	$14.10366	$15.15930	6,086,607
01/01/2013 to 12/31/2013	$15.15930	$14.41998	3,120,079
01/01/2014 to 12/31/2014	$14.41998	$15.12106	2,872,842
01/01/2015 to 12/31/2015	$15.12106	$15.03075	6,043,619
01/01/2016 to 12/31/2016	$15.03075	$15.38918	6,788,255
01/01/2017 to 12/31/2017	$15.38918	$15.77259	4,429,180
01/01/2018 to 12/31/2018	$15.77259	$15.45376	10,008,722
01/01/2019 to 12/31/2019	$15.45376	$16.88853	4,132,105
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.63217	$9.65296	2,099,781
01/01/2011 to 12/31/2011	$9.65296	$9.43023	1,614,883
01/01/2012 to 12/31/2012	$9.43023	$10.52347	1,676,781
01/01/2013 to 12/31/2013	$10.52347	$12.02268	1,947,729
01/01/2014 to 12/31/2014	$12.02268	$12.56407	1,729,141
01/01/2015 to 12/31/2015	$12.56407	$12.21485	1,553,113
01/01/2016 to 12/31/2016	$12.21485	$12.62766	1,344,530
01/01/2017 to 12/31/2017	$12.62766	$14.51108	1,335,429
01/01/2018 to 12/31/2018	$14.51108	$13.20485	1,028,840
01/01/2019 to 12/31/2019	$13.20485	$15.49463	994,770
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$15.98943	$16.83610	185,707
01/01/2011 to 12/31/2011	$16.83610	$15.02818	114,544
01/01/2012 to 12/31/2012	$15.02818	$17.99969	173,844
01/01/2013 to 12/31/2013	$17.99969	$20.40126	175,509
01/01/2014 to 12/31/2014	$20.40126	$18.76843	156,627
01/01/2015 to 12/31/2015	$18.76843	$17.92460	171,675
01/01/2016 to 12/31/2016	$17.92460	$17.95183	137,075
01/01/2017 to 12/31/2017	$17.95183	$22.86516	132,045
01/01/2018 to 12/31/2018	$22.86516	$18.53875	105,632
01/01/2019 to 12/31/2019	$18.53875	$23.17284	89,273
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$14.20207	$14.97484	4,994,247
01/01/2011 to 12/31/2011	$14.97484	$14.74746	3,977,587
01/01/2012 to 12/31/2012	$14.74746	$16.04225	3,829,637
01/01/2013 to 12/31/2013	$16.04225	$17.50043	3,462,249
01/01/2014 to 12/31/2014	$17.50043	$18.13108	3,177,278
01/01/2015 to 12/31/2015	$18.13108	$17.78125	2,824,592
01/01/2016 to 12/31/2016	$17.78125	$18.14126	2,384,308
01/01/2017 to 12/31/2017	$18.14126	$19.98884	2,262,013
01/01/2018 to 12/31/2018	$19.98884	$18.63046	1,739,410
01/01/2019 to 12/31/2019	$18.63046	$20.97851	1,739,091
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28925	$11.25323	753
01/01/2011 to 12/31/2011	$11.25323	$11.12979	4,670
01/01/2012 to 12/31/2012	$11.12979	$12.59544	18,242
01/01/2013 to 12/31/2013	$12.59544	$16.89137	9,071
01/01/2014 to 12/31/2014	$16.89137	$18.17306	7,488
01/01/2015 to 12/31/2015	$18.17306	$19.75381	6,345
01/01/2016 to 12/31/2016	$19.75381	$19.12458	3,338
01/01/2017 to 12/31/2017	$19.12458	$25.52350	902
01/01/2018 to 12/31/2018	$25.52350	$24.67047	421
01/01/2019 to 12/31/2019	$24.67047	$32.14124	597

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.33943	$14.51829	935,347
01/01/2011 to 12/31/2011	$14.51829	$14.13424	601,374
01/01/2012 to 12/31/2012	$14.13424	$15.58994	530,840
01/01/2013 to 12/31/2013	$15.58994	$20.92511	528,924
01/01/2014 to 12/31/2014	$20.92511	$22.73616	586,879
01/01/2015 to 12/31/2015	$22.73616	$24.58810	849,112
01/01/2016 to 12/31/2016	$24.58810	$25.50592	801,880
01/01/2017 to 12/31/2017	$25.50592	$33.32826	654,811
01/01/2018 to 12/31/2018	$33.32826	$31.86178	512,135
01/01/2019 to 12/31/2019	$31.86178	$41.20602	408,058
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$16.67123	$18.35279	118,460
01/01/2011 to 12/31/2011	$18.35279	$17.46724	117,512
01/01/2012 to 12/31/2012	$17.46724	$21.12163	124,134
01/01/2013 to 12/31/2013	$21.12163	$26.48669	154,845
01/01/2014 to 12/31/2014	$26.48669	$26.96790	125,007
01/01/2015 to 12/31/2015	$26.96790	$26.10762	149,136
01/01/2016 to 12/31/2016	$26.10762	$27.47602	123,010
01/01/2017 to 12/31/2017	$27.47602	$33.43249	144,725
01/01/2018 to 12/31/2018	$33.43249	$29.70658	123,621
01/01/2019 to 12/31/2019	$29.70658	$37.93040	89,865
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99855	$10.31667	463,129
01/01/2013 to 12/31/2013	$10.31667	$12.05335	472,377
01/01/2014 to 12/31/2014	$12.05335	$12.45104	452,235
01/01/2015 to 12/31/2015	$12.45104	$12.08130	486,795
01/01/2016 to 12/31/2016	$12.08130	$12.38336	452,038
01/01/2017 to 12/31/2017	$12.38336	$14.17395	457,856
01/01/2018 to 12/31/2018	$14.17395	$12.77230	399,178
01/01/2019 to 12/31/2019	$12.77230	$15.40523	407,317
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.09613	$13.40401	285,466
01/01/2011 to 12/31/2011	$13.40401	$13.09159	256,621
01/01/2012 to 12/31/2012	$13.09159	$15.05961	275,009
01/01/2013 to 12/31/2013	$15.05961	$20.22726	302,283
01/01/2014 to 12/31/2014	$20.22726	$21.60425	310,671
01/01/2015 to 12/31/2015	$21.60425	$22.76053	252,986
01/01/2016 to 12/31/2016	$22.76053	$22.79055	271,152
01/01/2017 to 12/31/2017	$22.79055	$29.26922	229,822
01/01/2018 to 12/31/2018	$29.26922	$29.37245	187,944
01/01/2019 to 12/31/2019	$29.37245	$39.76100	123,550
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99855	$10.19294	0
01/01/2013 to 12/31/2013	$10.19294	$13.47007	21,063
01/01/2014 to 12/31/2014	$13.47007	$14.58654	25,568
01/01/2015 to 12/31/2015	$14.58654	$14.22763	166,564
01/01/2016 to 12/31/2016	$14.22763	$15.85876	152,994
01/01/2017 to 12/31/2017	$15.85876	$18.28388	165,302
01/01/2018 to 12/31/2018	$18.28388	$16.13891	65,652
01/01/2019 to 12/31/2019	$16.13891	$20.50995	83,730

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.51748	$19.44585	254,558
01/01/2011 to 12/31/2011	$19.44585	$18.53715	155,235
01/01/2012 to 12/31/2012	$18.53715	$21.78458	158,856
01/01/2013 to 12/31/2013	$21.78458	$28.29346	227,835
01/01/2014 to 12/31/2014	$28.29346	$31.00280	190,945
01/01/2015 to 12/31/2015	$31.00280	$28.72842	378,605
01/01/2016 to 12/31/2016	$28.72842	$28.69095	307,315
01/01/2017 to 12/31/2017	$28.69095	$35.82719	288,979
01/01/2018 to 12/31/2018	$35.82719	$33.66610	225,445
01/01/2019 to 12/31/2019	$33.66610	$43.05143	197,904
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.35507	$18.62218	179,576
01/01/2011 to 12/31/2011	$18.62218	$17.84214	124,275
01/01/2012 to 12/31/2012	$17.84214	$20.53196	124,963
01/01/2013 to 12/31/2013	$20.53196	$28.64693	168,627
01/01/2014 to 12/31/2014	$28.64693	$32.15645	158,533
01/01/2015 to 12/31/2015	$32.15645	$29.81278	177,875
01/01/2016 to 12/31/2016	$29.81278	$34.63206	193,618
01/01/2017 to 12/31/2017	$34.63206	$38.71972	181,114
01/01/2018 to 12/31/2018	$38.71972	$31.78356	153,490
01/01/2019 to 12/31/2019	$31.78356	$37.78993	121,120
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.11477	$10.94971	575,179
01/01/2011 to 12/31/2011	$10.94971	$8.57738	282,385
01/01/2012 to 12/31/2012	$8.57738	$9.93805	278,402
01/01/2013 to 12/31/2013	$9.93805	$9.78588	308,384
01/01/2014 to 12/31/2014	$9.78588	$9.16444	281,538
01/01/2015 to 12/31/2015	$9.16444	$7.49785	208,673
01/01/2016 to 12/31/2016	$7.49785	$8.27755	168,029
01/01/2017 to 12/31/2017	$8.27755	$10.27833	190,421
01/01/2018 to 12/31/2018	$10.27833	$8.67908	137,029
01/01/2019 to 12/31/2019	$8.67908	$9.66540	136,885
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.60857	$11.52492	8,285,111
01/01/2011 to 12/31/2011	$11.52492	$11.43633	9,292,075
01/01/2012 to 12/31/2012	$11.43633	$12.40155	7,824,702
01/01/2013 to 12/31/2013	$12.40155	$13.30696	6,555,353
01/01/2014 to 12/31/2014	$13.30696	$13.82909	5,989,981
01/01/2015 to 12/31/2015	$13.82909	$13.60662	5,625,965
01/01/2016 to 12/31/2016	$13.60662	$14.10775	5,238,577
01/01/2017 to 12/31/2017	$14.10775	$15.26565	5,151,954
01/01/2018 to 12/31/2018	$15.26565	$14.57123	4,152,293
01/01/2019 to 12/31/2019	$14.57123	$16.42651	3,794,193
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01847	$10.06887	68,332
01/01/2012 to 12/31/2012	$10.06887	$10.59579	127,200
01/01/2013 to 12/31/2013	$10.59579	$10.16961	131,237
01/01/2014 to 12/31/2014	$10.16961	$10.59719	254,998
01/01/2015 to 12/31/2015	$10.59719	$10.38389	282,766
01/01/2016 to 12/31/2016	$10.38389	$10.63198	236,361
01/01/2017 to 12/31/2017	$10.63198	$11.03886	262,174
01/01/2018 to 12/31/2018	$11.03886	$10.75653	276,572
01/01/2019 to 12/31/2019	$10.75653	$11.59915	322,007

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.26542	$9.66542	8,008,178
01/01/2011 to 12/31/2011	$9.66542	$8.90649	5,066,553
01/01/2012 to 12/31/2012	$8.90649	$9.88102	5,946,493
01/01/2013 to 12/31/2013	$9.88102	$11.36096	5,941,905
01/01/2014 to 12/31/2014	$11.36096	$12.18883	5,862,480
01/01/2015 to 12/31/2015	$12.18883	$11.90215	8,135,066
01/01/2016 to 12/31/2016	$11.90215	$12.87482	8,091,611
01/01/2017 to 12/31/2017	$12.87482	$14.68642	10,986,199
01/01/2018 to 12/31/2018	$14.68642	$13.33208	8,500,409
01/01/2019 to 12/31/2019	$13.33208	$15.61096	8,318,008
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99855	$11.66876	0
01/01/2014 to 12/31/2014	$11.66876	$13.21199	0
01/01/2015 to 12/31/2015	$13.21199	$13.18105	1,258
01/01/2016 to 12/31/2016	$13.18105	$14.35667	2,859
01/01/2017 to 12/31/2017	$14.35667	$17.12655	3,647
01/01/2018 to 12/31/2018	$17.12655	$15.62197	5,270
01/01/2019 to 12/31/2019	$15.62197	$19.21476	2,374
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$10.78726	$12.19354	93,648
01/01/2011 to 12/31/2011	$12.19354	$12.39470	80,817
01/01/2012 to 12/31/2012	$12.39470	$14.46745	119,164
01/01/2013 to 12/31/2013	$14.46745	$18.82386	96,916
01/01/2014 to 12/31/2014	$18.82386	$21.67803	132,779
01/01/2015 to 12/31/2015	$21.67803	$21.95449	128,612
01/01/2016 to 12/31/2016	$21.95449	$24.77356	122,940
01/01/2017 to 12/31/2017	$24.77356	$29.75736	102,896
01/01/2018 to 12/31/2018	$29.75736	$26.83159	71,013
01/01/2019 to 12/31/2019	$26.83159	$32.81171	63,417
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99855	$8.89388	34,097
01/01/2012 to 12/31/2012	$8.89388	$9.88784	34,416
01/01/2013 to 12/31/2013	$9.88784	$11.89068	807
01/01/2014 to 12/31/2014	$11.89068	$12.44210	1,920
01/01/2015 to 12/31/2015	$12.44210	$12.24277	17,419
01/01/2016 to 12/31/2016	$12.24277	$12.78960	22,923
01/01/2017 to 12/31/2017	$12.78960	$14.85220	29,060
01/01/2018 to 12/31/2018	$14.85220	$13.63837	43,295
01/01/2019 to 12/31/2019	$13.63837	$16.24103	39,472
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$18.53020	$24.13141	246,378
01/01/2011 to 12/31/2011	$24.13141	$20.60086	210,184
01/01/2012 to 12/31/2012	$20.60086	$24.30271	191,077
01/01/2013 to 12/31/2013	$24.30271	$33.62227	181,082
01/01/2014 to 12/31/2014	$33.62227	$34.66609	186,288
01/01/2015 to 12/31/2015	$34.66609	$34.51405	195,786
01/01/2016 to 12/31/2016	$34.51405	$36.52219	171,551
01/01/2017 to 12/31/2017	$36.52219	$45.82130	142,243
01/01/2018 to 12/31/2018	$45.82130	$40.13360	123,030
01/01/2019 to 12/31/2019	$40.13360	$53.81687	105,942

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.06704	$16.17360	260,929
01/01/2011 to 12/31/2011	$16.17360	$15.73532	118,967
01/01/2012 to 12/31/2012	$15.73532	$17.34188	165,254
01/01/2013 to 12/31/2013	$17.34188	$23.03153	236,534
01/01/2014 to 12/31/2014	$23.03153	$23.49266	202,822
01/01/2015 to 12/31/2015	$23.49266	$23.26285	176,556
01/01/2016 to 12/31/2016	$23.26285	$25.61690	149,980
01/01/2017 to 12/31/2017	$25.61690	$31.18938	143,451
01/01/2018 to 12/31/2018	$31.18938	$28.06548	101,407
01/01/2019 to 12/31/2019	$28.06548	$35.87978	108,777
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.19615	$18.81140	370,330
01/01/2011 to 12/31/2011	$18.81140	$17.37801	308,621
01/01/2012 to 12/31/2012	$17.37801	$20.17416	230,213
01/01/2013 to 12/31/2013	$20.17416	$27.23459	221,981
01/01/2014 to 12/31/2014	$27.23459	$28.16759	202,133
01/01/2015 to 12/31/2015	$28.16759	$26.48183	259,454
01/01/2016 to 12/31/2016	$26.48183	$33.61805	242,656
01/01/2017 to 12/31/2017	$33.61805	$35.45812	225,326
01/01/2018 to 12/31/2018	$35.45812	$28.88615	198,835
01/01/2019 to 12/31/2019	$28.88615	$34.61865	152,576
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$13.97352	$15.31268	3,463,609
01/01/2011 to 12/31/2011	$15.31268	$15.34357	2,695,482
01/01/2012 to 12/31/2012	$15.34357	$17.10929	3,129,497
01/01/2013 to 12/31/2013	$17.10929	$19.63957	3,355,844
01/01/2014 to 12/31/2014	$19.63957	$20.43046	3,188,704
01/01/2015 to 12/31/2015	$20.43046	$20.08131	3,663,572
01/01/2016 to 12/31/2016	$20.08131	$21.21916	3,400,347
01/01/2017 to 12/31/2017	$21.21916	$24.06103	3,533,446
01/01/2018 to 12/31/2018	$24.06103	$22.37848	2,969,586
01/01/2019 to 12/31/2019	$22.37848	$26.56989	2,800,873
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.10516	$14.91170	621,392
01/01/2011 to 12/31/2011	$14.91170	$14.40278	510,390
01/01/2012 to 12/31/2012	$14.40278	$16.63850	618,330
01/01/2013 to 12/31/2013	$16.63850	$23.54463	659,574
01/01/2014 to 12/31/2014	$23.54463	$25.06310	663,743
01/01/2015 to 12/31/2015	$25.06310	$26.98428	604,358
01/01/2016 to 12/31/2016	$26.98428	$27.22845	492,792
01/01/2017 to 12/31/2017	$27.22845	$36.88909	463,047
01/01/2018 to 12/31/2018	$36.88909	$37.64132	348,611
01/01/2019 to 12/31/2019	$37.64132	$47.42286	294,247
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.17114	$14.55081	285,605
01/01/2011 to 12/31/2011	$14.55081	$14.22615	245,098
01/01/2012 to 12/31/2012	$14.22615	$15.85005	280,404
01/01/2013 to 12/31/2013	$15.85005	$20.96545	214,589
01/01/2014 to 12/31/2014	$20.96545	$20.91949	156,711
01/01/2015 to 12/31/2015	$20.91949	$19.30705	139,425
01/01/2016 to 12/31/2016	$19.30705	$20.13234	137,737
01/01/2017 to 12/31/2017	$20.13234	$23.05522	141,739
01/01/2018 to 12/31/2018	$23.05522	$20.45014	124,021
01/01/2019 to 12/31/2019	$20.45014	$25.31020	724,067

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$25.82705	$30.56553	357,381
01/01/2011 to 12/31/2011	$30.56553	$25.55121	250,885
01/01/2012 to 12/31/2012	$25.55121	$26.01136	225,332
01/01/2013 to 12/31/2013	$26.01136	$29.48688	171,665
01/01/2014 to 12/31/2014	$29.48688	$26.54854	181,973
01/01/2015 to 12/31/2015	$26.54854	$21.06185	146,095
01/01/2016 to 12/31/2016	$21.06185	$25.78798	131,094
01/01/2017 to 12/31/2017	$25.78798	$27.94932	91,022
01/01/2018 to 12/31/2018	$27.94932	$22.88481	58,665
01/01/2019 to 12/31/2019	$22.88481	$26.27668	70,307
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.60559	$14.13536	404,389
01/01/2011 to 12/31/2011	$14.13536	$14.46120	331,623
01/01/2012 to 12/31/2012	$14.46120	$14.95031	336,636
01/01/2013 to 12/31/2013	$14.95031	$14.13730	282,751
01/01/2014 to 12/31/2014	$14.13730	$13.96722	264,758
01/01/2015 to 12/31/2015	$13.96722	$13.08906	365,212
01/01/2016 to 12/31/2016	$13.08906	$13.42092	330,342
01/01/2017 to 12/31/2017	$13.42092	$13.45584	328,437
01/01/2018 to 12/31/2018	$13.45584	$13.48335	257,699
01/01/2019 to 12/31/2019	$13.48335	$13.45979	243,922
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.78929	$17.96107	245,356
01/01/2011 to 12/31/2011	$17.96107	$17.03811	194,504
01/01/2012 to 12/31/2012	$17.03811	$19.82140	208,652
01/01/2013 to 12/31/2013	$19.82140	$25.78743	167,490
01/01/2014 to 12/31/2014	$25.78743	$29.12877	144,781
01/01/2015 to 12/31/2015	$29.12877	$26.72763	91,045
01/01/2016 to 12/31/2016	$26.72763	$29.93629	78,055
01/01/2017 to 12/31/2017	$29.93629	$34.86421	75,827
01/01/2018 to 12/31/2018	$34.86421	$28.59041	52,413
01/01/2019 to 12/31/2019	$28.59041	$33.46801	50,532
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.74433	$9.84876	494,408
01/01/2011 to 12/31/2011	$9.84876	$9.34222	549,724
01/01/2012 to 12/31/2012	$9.34222	$10.18879	573,378
01/01/2013 to 12/31/2013	$10.18879	$12.06299	1,015,167
01/01/2014 to 12/31/2014	$12.06299	$12.50429	870,202
01/01/2015 to 12/31/2015	$12.50429	$12.20777	795,843
01/01/2016 to 12/31/2016	$12.20777	$12.77729	715,823
01/01/2017 to 12/31/2017	$12.77729	$14.26080	594,553
01/01/2018 to 12/31/2018	$14.26080	$13.30971	424,779
01/01/2019 to 12/31/2019	$13.30971	$15.76467	445,241
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.19194	$10.79447	1,705,804
01/01/2011 to 12/31/2011	$10.79447	$11.24484	1,440,916
01/01/2012 to 12/31/2012	$11.24484	$11.91529	1,487,081
01/01/2013 to 12/31/2013	$11.91529	$11.53200	1,542,429
01/01/2014 to 12/31/2014	$11.53200	$12.14561	1,616,819
01/01/2015 to 12/31/2015	$12.14561	$12.08055	1,462,502
01/01/2016 to 12/31/2016	$12.08055	$12.48079	1,362,398
01/01/2017 to 12/31/2017	$12.48079	$13.03652	1,443,900
01/01/2018 to 12/31/2018	$13.03652	$12.51722	1,663,779
01/01/2019 to 12/31/2019	$12.51722	$13.81102	1,513,969

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99295	$9.11548	22,541
01/01/2012 to 12/31/2012	$9.11548	$10.63260	19,661
01/01/2013 to 12/31/2013	$10.63260	$13.68889	19,004
01/01/2014 to 12/31/2014	$13.68889	$15.17470	15,796
01/01/2015 to 12/31/2015	$15.17470	$15.21723	13,055
01/01/2016 to 12/31/2016	$15.21723	$17.16652	10,497
01/01/2017 to 12/31/2017	$17.16652	$18.31331	11,898
01/01/2018 to 12/31/2018	$18.31331	$16.62830	8,908
01/01/2019 to 12/31/2019	$16.62830	$20.43671	5,998
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$13.40964	$13.87243	21,332
01/01/2011 to 12/31/2011	$13.87243	$14.16855	20,251
01/01/2012 to 12/31/2012	$14.16855	$16.82915	13,718
01/01/2013 to 12/31/2013	$16.82915	$23.23838	21,230
01/01/2014 to 12/31/2014	$23.23838	$27.32266	22,948
01/01/2015 to 12/31/2015	$27.32266	$27.69355	9,230
01/01/2016 to 12/31/2016	$27.69355	$24.09151	6,781
01/01/2017 to 12/31/2017	$24.09151	$27.41752	6,249
01/01/2018 to 12/31/2018	$27.41752	$27.17861	4,454
01/01/2019 to 12/31/2019	$27.17861	$35.38258	1,455
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04990	$9.75916	4,386
01/01/2013 to 12/31/2013	$9.75916	$13.13761	2,175
01/01/2014 to 12/31/2014	$13.13761	$13.94508	11,038
01/01/2015 to 12/31/2015	$13.94508	$13.86633	12,670
01/01/2016 to 12/31/2016	$13.86633	$13.72723	12,127
01/01/2017 to 12/31/2017	$13.72723	$16.52135	10,303
01/01/2018 to 12/31/2018	$16.52135	$15.32428	11,158
01/01/2019 to 12/31/2019	$15.32428	$20.22642	4,688
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.61246	$11.45649	11,371
01/01/2011 to 12/31/2011	$11.45649	$10.68746	5,242
01/01/2012 to 12/31/2012	$10.68746	$11.68435	4,697
01/01/2013 to 12/31/2013	$11.68435	$14.36647	5,557
01/01/2014 to 12/31/2014	$14.36647	$15.67495	8,562
01/01/2015 to 12/31/2015	$15.67495	$16.45022	8,708
01/01/2016 to 12/31/2016	$16.45022	$16.04096	3,922
01/01/2017 to 12/31/2017	$16.04096	$21.29847	13,138
01/01/2018 to 12/31/2018	$21.29847	$20.82854	9,224
01/01/2019 to 12/31/2019	$20.82854	$27.80641	4,367
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12643	$9.72540	9,863
01/01/2017 to 12/31/2017	$9.72540	$13.48264	7,544
01/01/2018 to 12/31/2018	$13.48264	$10.89969	6,561
01/01/2019 to 12/31/2019	$10.89969	$13.12722	3,831

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$26.67293	$29.85082	22,663
01/01/2011 to 12/31/2011	$29.85082	$21.41119	21,123
01/01/2012 to 12/31/2012	$21.41119	$24.29137	4,204
01/01/2013 to 12/31/2013	$24.29137	$27.43964	2,273
01/01/2014 to 12/31/2014	$27.43964	$26.53645	701
01/01/2015 to 12/31/2015	$26.53645	$23.62645	456
01/01/2016 to 12/31/2016	$23.62645	$23.36267	10
01/01/2017 to 12/31/2017	$23.36267	$30.50222	13
01/01/2018 to 12/31/2018	$30.50222	$24.39300	0
01/01/2019 to 12/31/2019	$24.39300	$30.27064	0
ProFund VP Banks
01/01/2010 to 12/31/2010	$5.51764	$5.87298	7,079
01/01/2011 to 12/31/2011	$5.87298	$4.22667	6,309
01/01/2012 to 12/31/2012	$4.22667	$5.53964	6,360
01/01/2013 to 12/31/2013	$5.53964	$7.26365	1,827
01/01/2014 to 12/31/2014	$7.26365	$7.87704	326
01/01/2015 to 12/31/2015	$7.87704	$7.70574	0
01/01/2016 to 12/31/2016	$7.70574	$9.33009	0
01/01/2017 to 12/31/2017	$9.33009	$10.80989	0
01/01/2018 to 12/31/2018	$10.80989	$8.71899	0
01/01/2019 to 12/31/2019	$8.71899	$11.68693	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$16.16527	$20.59907	21,160
01/01/2011 to 12/31/2011	$20.59907	$16.97013	18,100
01/01/2012 to 12/31/2012	$16.97013	$18.08737	6,411
01/01/2013 to 12/31/2013	$18.08737	$21.04646	2,448
01/01/2014 to 12/31/2014	$21.04646	$21.02677	1,682
01/01/2015 to 12/31/2015	$21.02677	$17.78243	224
01/01/2016 to 12/31/2016	$17.78243	$20.70285	13
01/01/2017 to 12/31/2017	$20.70285	$25.01154	16
01/01/2018 to 12/31/2018	$25.01154	$20.23226	0
01/01/2019 to 12/31/2019	$20.23226	$23.40024	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$5.61125	$4.53174	69,378
01/01/2011 to 12/31/2011	$4.53174	$4.05699	26,138
01/01/2012 to 12/31/2012	$4.05699	$3.32429	13,812
01/01/2013 to 12/31/2013	$3.32429	$2.39892	25,213
01/01/2014 to 12/31/2014	$2.39892	$2.02108	17,297
01/01/2015 to 12/31/2015	$2.02108	$1.88795	0
01/01/2016 to 12/31/2016	$1.88795	$1.61283	0
01/01/2017 to 12/31/2017	$1.61283	$1.29987	0
01/01/2018 to 12/31/2018	$1.29987	$1.32881	0
01/01/2019 to 12/31/2019	$1.32881	$1.00606	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$11.03613	$12.20692	23,934
01/01/2011 to 12/31/2011	$12.20692	$11.99384	12,535
01/01/2012 to 12/31/2012	$11.99384	$13.42013	6,695
01/01/2013 to 12/31/2013	$13.42013	$17.10885	4,119
01/01/2014 to 12/31/2014	$17.10885	$18.73727	1,402
01/01/2015 to 12/31/2015	$18.73727	$18.32507	0
01/01/2016 to 12/31/2016	$18.32507	$19.74465	0
01/01/2017 to 12/31/2017	$19.74465	$23.15254	0
01/01/2018 to 12/31/2018	$23.15254	$21.34685	0
01/01/2019 to 12/31/2019	$21.34685	$27.03078	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$12.18468	$14.05002	316
01/01/2011 to 12/31/2011	$14.05002	$14.76347	233
01/01/2012 to 12/31/2012	$14.76347	$16.07972	57
01/01/2013 to 12/31/2013	$16.07972	$20.29337	39
01/01/2014 to 12/31/2014	$20.29337	$21.97738	647
01/01/2015 to 12/31/2015	$21.97738	$22.49166	0
01/01/2016 to 12/31/2016	$22.49166	$22.88211	167
01/01/2017 to 12/31/2017	$22.88211	$25.86756	0
01/01/2018 to 12/31/2018	$25.86756	$21.65060	0
01/01/2019 to 12/31/2019	$21.65060	$26.92196	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$9.93772	$11.85239	166
01/01/2011 to 12/31/2011	$11.85239	$12.28563	32
01/01/2012 to 12/31/2012	$12.28563	$14.73783	1,493
01/01/2013 to 12/31/2013	$14.73783	$20.25317	0
01/01/2014 to 12/31/2014	$20.25317	$22.37837	323
01/01/2015 to 12/31/2015	$22.37837	$23.01783	1,374
01/01/2016 to 12/31/2016	$23.01783	$23.56265	1,841
01/01/2017 to 12/31/2017	$23.56265	$27.40383	327
01/01/2018 to 12/31/2018	$27.40383	$27.08723	0
01/01/2019 to 12/31/2019	$27.08723	$33.17048	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$14.65493	$14.77777	1,876
01/01/2011 to 12/31/2011	$14.77777	$13.22951	456
01/01/2012 to 12/31/2012	$13.22951	$15.15453	1,233
01/01/2013 to 12/31/2013	$15.15453	$18.11084	440
01/01/2014 to 12/31/2014	$18.11084	$16.25513	81
01/01/2015 to 12/31/2015	$16.25513	$14.23333	0
01/01/2016 to 12/31/2016	$14.23333	$15.07710	0
01/01/2017 to 12/31/2017	$15.07710	$17.73414	0
01/01/2018 to 12/31/2018	$17.73414	$14.96045	0
01/01/2019 to 12/31/2019	$14.96045	$17.31325	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$6.94993	$7.57466	26,663
01/01/2011 to 12/31/2011	$7.57466	$6.41290	23,480
01/01/2012 to 12/31/2012	$6.41290	$7.85858	5,440
01/01/2013 to 12/31/2013	$7.85858	$10.19793	4,002
01/01/2014 to 12/31/2014	$10.19793	$11.31364	2,678
01/01/2015 to 12/31/2015	$11.31364	$10.94961	785
01/01/2016 to 12/31/2016	$10.94961	$12.40680	0
01/01/2017 to 12/31/2017	$12.40680	$14.40760	0
01/01/2018 to 12/31/2018	$14.40760	$12.67785	0
01/01/2019 to 12/31/2019	$12.67785	$16.22656	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.97061	$11.08520	5,691
01/01/2011 to 12/31/2011	$11.08520	$11.99287	4,980
01/01/2012 to 12/31/2012	$11.99287	$13.83337	4,688
01/01/2013 to 12/31/2013	$13.83337	$18.99507	4,534
01/01/2014 to 12/31/2014	$18.99507	$23.08564	8,286
01/01/2015 to 12/31/2015	$23.08564	$23.82099	58
01/01/2016 to 12/31/2016	$23.82099	$22.45658	0
01/01/2017 to 12/31/2017	$22.45658	$26.68011	0
01/01/2018 to 12/31/2018	$26.68011	$27.37326	0
01/01/2019 to 12/31/2019	$27.37326	$32.10395	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.37096	$15.04117	4,514
01/01/2011 to 12/31/2011	$15.04117	$14.51455	3,164
01/01/2012 to 12/31/2012	$14.51455	$16.51311	2,687
01/01/2013 to 12/31/2013	$16.51311	$22.42005	2,644
01/01/2014 to 12/31/2014	$22.42005	$23.25622	1,047
01/01/2015 to 12/31/2015	$23.25622	$22.06765	1,545
01/01/2016 to 12/31/2016	$22.06765	$25.48693	482
01/01/2017 to 12/31/2017	$25.48693	$30.65116	63
01/01/2018 to 12/31/2018	$30.65116	$26.26785	0
01/01/2019 to 12/31/2019	$26.26785	$33.67801	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.36362	$10.43536	21,933
01/01/2011 to 12/31/2011	$10.43536	$8.35209	23,927
01/01/2012 to 12/31/2012	$8.35209	$10.08875	1,350
01/01/2013 to 12/31/2013	$10.08875	$14.69362	226
01/01/2014 to 12/31/2014	$14.69362	$14.90215	199
01/01/2015 to 12/31/2015	$14.90215	$15.49180	0
01/01/2016 to 12/31/2016	$15.49180	$15.28426	0
01/01/2017 to 12/31/2017	$15.28426	$17.78857	0
01/01/2018 to 12/31/2018	$17.78857	$15.44203	0
01/01/2019 to 12/31/2019	$15.44203	$18.20587	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.35422	$10.40231	4,421
01/01/2011 to 12/31/2011	$10.40231	$10.54040	21,868
01/01/2012 to 12/31/2012	$10.54040	$11.67257	20,676
01/01/2013 to 12/31/2013	$11.67257	$14.98522	13,894
01/01/2014 to 12/31/2014	$14.98522	$16.62635	8,123
01/01/2015 to 12/31/2015	$16.62635	$16.94903	2,603
01/01/2016 to 12/31/2016	$16.94903	$17.48824	0
01/01/2017 to 12/31/2017	$17.48824	$21.52894	0
01/01/2018 to 12/31/2018	$21.52894	$20.75672	0
01/01/2019 to 12/31/2019	$20.75672	$26.28512	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.26431	$9.16674	1,385
01/01/2011 to 12/31/2011	$9.16674	$8.89135	668
01/01/2012 to 12/31/2012	$8.89135	$10.08255	882
01/01/2013 to 12/31/2013	$10.08255	$12.86745	932
01/01/2014 to 12/31/2014	$12.86745	$13.96656	1,108
01/01/2015 to 12/31/2015	$13.96656	$13.07234	54
01/01/2016 to 12/31/2016	$13.07234	$14.82620	0
01/01/2017 to 12/31/2017	$14.82620	$16.52451	0
01/01/2018 to 12/31/2018	$16.52451	$14.50853	0
01/01/2019 to 12/31/2019	$14.50853	$18.49888	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$13.48462	$17.01377	6,911
01/01/2011 to 12/31/2011	$17.01377	$16.23283	4,330
01/01/2012 to 12/31/2012	$16.23283	$18.40127	7,406
01/01/2013 to 12/31/2013	$18.40127	$23.59816	6,163
01/01/2014 to 12/31/2014	$23.59816	$24.55111	2,982
01/01/2015 to 12/31/2015	$24.55111	$24.18983	7
01/01/2016 to 12/31/2016	$24.18983	$26.82778	0
01/01/2017 to 12/31/2017	$26.82778	$31.18514	0
01/01/2018 to 12/31/2018	$31.18514	$26.96654	0
01/01/2019 to 12/31/2019	$26.96654	$32.91760	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$14.40637	$17.04911	3,219
01/01/2011 to 12/31/2011	$17.04911	$16.09389	1,916
01/01/2012 to 12/31/2012	$16.09389	$18.43097	2,006
01/01/2013 to 12/31/2013	$18.43097	$23.93202	2,174
01/01/2014 to 12/31/2014	$23.93202	$25.90805	2,018
01/01/2015 to 12/31/2015	$25.90805	$23.36112	2
01/01/2016 to 12/31/2016	$23.36112	$28.54036	0
01/01/2017 to 12/31/2017	$28.54036	$31.01702	0
01/01/2018 to 12/31/2018	$31.01702	$26.42151	0
01/01/2019 to 12/31/2019	$26.42151	$32.21070	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$14.31543	$16.63115	7,404
01/01/2011 to 12/31/2011	$16.63115	$16.57840	7,584
01/01/2012 to 12/31/2012	$16.57840	$18.93148	2,620
01/01/2013 to 12/31/2013	$18.93148	$24.97549	4,472
01/01/2014 to 12/31/2014	$24.97549	$28.71151	482
01/01/2015 to 12/31/2015	$28.71151	$30.31192	8
01/01/2016 to 12/31/2016	$30.31192	$31.34829	0
01/01/2017 to 12/31/2017	$31.34829	$40.15638	0
01/01/2018 to 12/31/2018	$40.15638	$38.71211	0
01/01/2019 to 12/31/2019	$38.71211	$51.99442	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$21.61214	$25.00572	73,394
01/01/2011 to 12/31/2011	$25.00572	$25.12091	62,469
01/01/2012 to 12/31/2012	$25.12091	$25.39540	13,285
01/01/2013 to 12/31/2013	$25.39540	$30.95705	8,641
01/01/2014 to 12/31/2014	$30.95705	$27.10973	3,237
01/01/2015 to 12/31/2015	$27.10973	$20.40960	612
01/01/2016 to 12/31/2016	$20.40960	$24.90305	11
01/01/2017 to 12/31/2017	$24.90305	$23.69181	17
01/01/2018 to 12/31/2018	$23.69181	$18.56775	0
01/01/2019 to 12/31/2019	$18.56775	$19.79641	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.47164	$8.36307	35,024
01/01/2011 to 12/31/2011	$8.36307	$9.54264	35,623
01/01/2012 to 12/31/2012	$9.54264	$10.48674	1,612
01/01/2013 to 12/31/2013	$10.48674	$13.56186	372
01/01/2014 to 12/31/2014	$13.56186	$15.90424	184
01/01/2015 to 12/31/2015	$15.90424	$16.32020	21
01/01/2016 to 12/31/2016	$16.32020	$15.43663	0
01/01/2017 to 12/31/2017	$15.43663	$16.73813	0
01/01/2018 to 12/31/2018	$16.73813	$15.42416	0
01/01/2019 to 12/31/2019	$15.42416	$17.28209	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$19.49318	$25.45907	83,168
01/01/2011 to 12/31/2011	$25.45907	$20.20784	75,683
01/01/2012 to 12/31/2012	$20.20784	$16.96527	20,936
01/01/2013 to 12/31/2013	$16.96527	$10.34326	22,736
01/01/2014 to 12/31/2014	$10.34326	$7.73673	6,067
01/01/2015 to 12/31/2015	$7.73673	$5.10395	1,031
01/01/2016 to 12/31/2016	$5.10395	$7.81411	27
01/01/2017 to 12/31/2017	$7.81411	$8.08298	49
01/01/2018 to 12/31/2018	$8.08298	$6.87113	0
01/01/2019 to 12/31/2019	$6.87113	$9.85502	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$13.04841	$15.98568	4,607
01/01/2011 to 12/31/2011	$15.98568	$16.45248	5,127
01/01/2012 to 12/31/2012	$16.45248	$18.93975	3,399
01/01/2013 to 12/31/2013	$18.93975	$18.62543	2,329
01/01/2014 to 12/31/2014	$18.62543	$22.87761	1,379
01/01/2015 to 12/31/2015	$22.87761	$22.55007	312
01/01/2016 to 12/31/2016	$22.55007	$23.42490	11
01/01/2017 to 12/31/2017	$23.42490	$24.86877	16
01/01/2018 to 12/31/2018	$24.86877	$23.03924	0
01/01/2019 to 12/31/2019	$23.03924	$28.69332	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.77330	$4.76312	47,075
01/01/2011 to 12/31/2011	$4.76312	$2.92489	26,910
01/01/2012 to 12/31/2012	$2.92489	$2.67426	4,822
01/01/2013 to 12/31/2013	$2.67426	$3.06040	1,502
01/01/2014 to 12/31/2014	$3.06040	$2.09695	36
01/01/2015 to 12/31/2015	$2.09695	$2.02753	0
01/01/2016 to 12/31/2016	$2.02753	$1.88934	0
01/01/2017 to 12/31/2017	$1.88934	$1.63531	0
01/01/2018 to 12/31/2018	$1.63531	$1.67345	0
01/01/2019 to 12/31/2019	$1.67345	$1.35777	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$3.97400	$3.07726	123,241
01/01/2011 to 12/31/2011	$3.07726	$2.70677	118,552
01/01/2012 to 12/31/2012	$2.70677	$2.15946	45,794
01/01/2013 to 12/31/2013	$2.15946	$1.49783	2,386
01/01/2014 to 12/31/2014	$1.49783	$1.18642	2,117
01/01/2015 to 12/31/2015	$1.18642	$1.01362	924
01/01/2016 to 12/31/2016	$1.01362	$0.89571	0
01/01/2017 to 12/31/2017	$0.89571	$0.65786	0
01/01/2018 to 12/31/2018	$0.65786	$0.62756	0
01/01/2019 to 12/31/2019	$0.62756	$0.44356	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$14.25704	$17.61113	23,091
01/01/2011 to 12/31/2011	$17.61113	$17.52508	19,854
01/01/2012 to 12/31/2012	$17.52508	$19.36694	1,693
01/01/2013 to 12/31/2013	$19.36694	$26.72042	1,452
01/01/2014 to 12/31/2014	$26.72042	$26.82328	1,501
01/01/2015 to 12/31/2015	$26.82328	$26.66296	6
01/01/2016 to 12/31/2016	$26.66296	$31.49834	0
01/01/2017 to 12/31/2017	$31.49834	$34.96231	0
01/01/2018 to 12/31/2018	$34.96231	$32.37268	0
01/01/2019 to 12/31/2019	$32.37268	$37.88671	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$13.72077	$16.46028	19,124
01/01/2011 to 12/31/2011	$16.46028	$15.50920	18,596
01/01/2012 to 12/31/2012	$15.50920	$17.69919	913
01/01/2013 to 12/31/2013	$17.69919	$23.94112	1,055
01/01/2014 to 12/31/2014	$23.94112	$24.88973	739
01/01/2015 to 12/31/2015	$24.88973	$22.42975	35
01/01/2016 to 12/31/2016	$22.42975	$28.38010	0
01/01/2017 to 12/31/2017	$28.38010	$30.59273	0
01/01/2018 to 12/31/2018	$30.59273	$25.78180	0
01/01/2019 to 12/31/2019	$25.78180	$31.04623	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.03864	$11.41029	7,128
01/01/2011 to 12/31/2011	$11.41029	$11.42037	4,717
01/01/2012 to 12/31/2012	$11.42037	$13.07343	4,414
01/01/2013 to 12/31/2013	$13.07343	$14.39490	1,264
01/01/2014 to 12/31/2014	$14.39490	$14.22303	780
01/01/2015 to 12/31/2015	$14.22303	$14.18675	24
01/01/2016 to 12/31/2016	$14.18675	$16.95795	0
01/01/2017 to 12/31/2017	$16.95795	$16.30820	0
01/01/2018 to 12/31/2018	$16.30820	$13.60122	0
01/01/2019 to 12/31/2019	$13.60122	$15.33676	0
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.98208	$11.88014	11,600
01/01/2011 to 12/31/2011	$11.88014	$16.75224	11,666
01/01/2012 to 12/31/2012	$16.75224	$16.61870	9,366
01/01/2013 to 12/31/2013	$16.61870	$13.20697	8,007
01/01/2014 to 12/31/2014	$13.20697	$17.69813	2,867
01/01/2015 to 12/31/2015	$17.69813	$16.40741	1,684
01/01/2016 to 12/31/2016	$16.40741	$16.07153	0
01/01/2017 to 12/31/2017	$16.07153	$17.28924	0
01/01/2018 to 12/31/2018	$17.28924	$16.06392	0
01/01/2019 to 12/31/2019	$16.06392	$18.65867	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$14.11219	$20.75343	20,846
01/01/2011 to 12/31/2011	$20.75343	$17.60775	3,403
01/01/2012 to 12/31/2012	$17.60775	$22.91968	4,909
01/01/2013 to 12/31/2013	$22.91968	$38.42006	1,950
01/01/2014 to 12/31/2014	$38.42006	$43.53914	330
01/01/2015 to 12/31/2015	$43.53914	$38.86335	0
01/01/2016 to 12/31/2016	$38.86335	$52.66174	0
01/01/2017 to 12/31/2017	$52.66174	$66.67527	0
01/01/2018 to 12/31/2018	$66.67527	$47.96624	0
01/01/2019 to 12/31/2019	$47.96624	$69.64858	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$16.50808	$17.18438	9,674
01/01/2011 to 12/31/2011	$17.18438	$19.84061	7,775
01/01/2012 to 12/31/2012	$19.84061	$19.52021	5,362
01/01/2013 to 12/31/2013	$19.52021	$21.73196	2,482
01/01/2014 to 12/31/2014	$21.73196	$26.87860	2,536
01/01/2015 to 12/31/2015	$26.87860	$24.71740	0
01/01/2016 to 12/31/2016	$24.71740	$27.94743	0
01/01/2017 to 12/31/2017	$27.94743	$30.38134	0
01/01/2018 to 12/31/2018	$30.38134	$30.70760	0
01/01/2019 to 12/31/2019	$30.70760	$37.07183	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$11.06463	$12.39391	11,182
01/01/2011 to 12/31/2011	$12.39391	$10.36103	557
01/01/2012 to 12/31/2012	$10.36103	$12.45935	451
01/01/2013 to 12/31/2013	$12.45935	$14.55106	121
01/01/2014 to 12/31/2014	$14.55106	$13.47935	12
01/01/2015 to 12/31/2015	$13.47935	$13.68929	0
01/01/2016 to 12/31/2016	$13.68929	$12.96849	0
01/01/2017 to 12/31/2017	$12.96849	$17.30569	0
01/01/2018 to 12/31/2018	$17.30569	$14.82293	0
01/01/2019 to 12/31/2019	$14.82293	$19.27964	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.87354	$14.35045	30,964
01/01/2011 to 12/31/2011	$14.35045	$12.29637	35,489
01/01/2012 to 12/31/2012	$12.29637	$13.73358	36,307
01/01/2013 to 12/31/2013	$13.73358	$16.18366	19,432
01/01/2014 to 12/31/2014	$16.18366	$15.05763	7,726
01/01/2015 to 12/31/2015	$15.05763	$15.13370	14,858
01/01/2016 to 12/31/2016	$15.13370	$15.35346	4,499
01/01/2017 to 12/31/2017	$15.35346	$18.83547	9,490
01/01/2018 to 12/31/2018	$18.83547	$15.38428	1,966
01/01/2019 to 12/31/2019	$15.38428	$17.45834	1,965
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.38740	$19.39668	31,133
01/01/2011 to 12/31/2011	$19.39668	$18.03681	33,795
01/01/2012 to 12/31/2012	$18.03681	$21.39882	31,280
01/01/2013 to 12/31/2013	$21.39882	$29.47979	18,601
01/01/2014 to 12/31/2014	$29.47979	$30.14783	4,136
01/01/2015 to 12/31/2015	$30.14783	$30.10044	1,030
01/01/2016 to 12/31/2016	$30.10044	$29.80179	897
01/01/2017 to 12/31/2017	$29.80179	$39.51650	1,040
01/01/2018 to 12/31/2018	$39.51650	$39.02249	874
01/01/2019 to 12/31/2019	$39.02249	$52.67675	853
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59324	$12.24268	54,823
01/01/2011 to 12/31/2011	$12.24268	$11.50642	42,833
01/01/2012 to 12/31/2012	$11.50642	$12.22155	10,081
01/01/2013 to 12/31/2013	$12.22155	$18.07846	4,391
01/01/2014 to 12/31/2014	$18.07846	$17.46465	2,194
01/01/2015 to 12/31/2015	$17.46465	$16.70685	1,501
01/01/2016 to 12/31/2016	$16.70685	$17.74542	4,353
01/01/2017 to 12/31/2017	$17.74542	$21.99327	2,479
01/01/2018 to 12/31/2018	$21.99327	$21.92477	6,375
01/01/2019 to 12/31/2019	$21.92477	$26.99340	1,245
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO Plus 2008 or EBP and HD
GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 (1.85%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.57824	$14.36720	0
01/01/2011 to 12/31/2011	$14.36720	$14.48912	0
01/01/2012 to 12/31/2012	$14.48912	$16.22910	0
01/01/2013 to 12/31/2013	$16.22910	$17.52471	0
01/01/2014 to 12/31/2014	$17.52471	$17.60282	0
01/01/2015 to 12/31/2015	$17.60282	$17.30379	0
01/01/2016 to 12/31/2016	$17.30379	$18.51325	0
01/01/2017 to 12/31/2017	$18.51325	$19.04287	0
01/01/2018 to 12/31/2018	$19.04287	$18.57431	0
01/01/2019 to 12/31/2019	$18.57431	$20.49706	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.61726	$10.56882	15,127,648
01/01/2011 to 12/31/2011	$10.56882	$10.09768	11,901,852
01/01/2012 to 12/31/2012	$10.09768	$11.15609	11,108,019
01/01/2013 to 12/31/2013	$11.15609	$12.04186	7,943,759
01/01/2014 to 12/31/2014	$12.04186	$12.27041	3,674,693
01/01/2015 to 12/31/2015	$12.27041	$11.65570	889,656
01/01/2016 to 12/31/2016	$11.65570	$12.16546	206,949
01/01/2017 to 12/31/2017	$12.16546	$13.44371	96,189
01/01/2018 to 12/31/2018	$13.44371	$12.12029	0
01/01/2019 to 12/31/2019	$12.12029	$13.80591	0
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.76085	$10.89342	4,899,226
01/01/2011 to 12/31/2011	$10.89342	$10.70424	4,280,524
01/01/2012 to 12/31/2012	$10.70424	$11.93988	4,397,587
01/01/2013 to 12/31/2013	$11.93988	$13.65932	3,754,363
01/01/2014 to 12/31/2014	$13.65932	$14.22549	2,190,417
01/01/2015 to 12/31/2015	$14.22549	$14.07453	634,266
01/01/2016 to 12/31/2016	$14.07453	$14.79647	105,302
01/01/2017 to 12/31/2017	$14.79647	$16.98177	30,615
01/01/2018 to 12/31/2018	$16.98177	$15.68490	0
01/01/2019 to 12/31/2019	$15.68490	$18.76009	0
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.64266	$9.49383	1,130,970
01/01/2011 to 12/31/2011	$9.49383	$9.14919	846,216
01/01/2012 to 12/31/2012	$9.14919	$9.90308	895,359
01/01/2013 to 12/31/2013	$9.90308	$10.92900	599,342
01/01/2014 to 12/31/2014	$10.92900	$11.27808	507,652
01/01/2015 to 12/31/2015	$11.27808	$11.05106	332,062
01/01/2016 to 12/31/2016	$11.05106	$11.36939	89,399
01/01/2017 to 12/31/2017	$11.36939	$12.97111	43,422
01/01/2018 to 12/31/2018	$12.97111	$11.72380	0
01/01/2019 to 12/31/2019	$11.72380	$13.58371	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99847	$11.62116	918
01/01/2014 to 12/31/2014	$11.62116	$12.90832	976
01/01/2015 to 12/31/2015	$12.90832	$12.88832	803
01/01/2016 to 12/31/2016	$12.88832	$14.00445	357
01/01/2017 to 12/31/2017	$14.00445	$16.78879	0
01/01/2018 to 12/31/2018	$16.78879	$15.13624	0
01/01/2019 to 12/31/2019	$15.13624	$18.21067	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.86293	$10.87257	7,706,029
01/01/2011 to 12/31/2011	$10.87257	$10.54211	5,222,464
01/01/2012 to 12/31/2012	$10.54211	$11.63765	5,167,344
01/01/2013 to 12/31/2013	$11.63765	$13.43814	3,533,050
01/01/2014 to 12/31/2014	$13.43814	$14.04975	2,151,523
01/01/2015 to 12/31/2015	$14.04975	$13.85543	931,606
01/01/2016 to 12/31/2016	$13.85543	$14.45626	264,781
01/01/2017 to 12/31/2017	$14.45626	$16.30459	74,068
01/01/2018 to 12/31/2018	$16.30459	$15.21180	0
01/01/2019 to 12/31/2019	$15.21180	$17.82949	0
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99847	$9.15446	126,149
01/01/2012 to 12/31/2012	$9.15446	$10.05366	219,419
01/01/2013 to 12/31/2013	$10.05366	$10.93859	237,504
01/01/2014 to 12/31/2014	$10.93859	$11.26169	119,817
01/01/2015 to 12/31/2015	$11.26169	$10.72168	52,192
01/01/2016 to 12/31/2016	$10.72168	$11.25622	10,086
01/01/2017 to 12/31/2017	$11.25622	$12.44194	1,297
01/01/2018 to 12/31/2018	$12.44194	$11.56585	0
01/01/2019 to 12/31/2019	$11.56585	$13.35219	0
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.48506	$11.71222	1,258,106
01/01/2011 to 12/31/2011	$11.71222	$11.75432	1,121,766
01/01/2012 to 12/31/2012	$11.75432	$12.07825	1,039,350
01/01/2013 to 12/31/2013	$12.07825	$11.59694	546,286
01/01/2014 to 12/31/2014	$11.59694	$11.37154	469,476
01/01/2015 to 12/31/2015	$11.37154	$11.21502	257,280
01/01/2016 to 12/31/2016	$11.21502	$11.18858	158,481
01/01/2017 to 12/31/2017	$11.18858	$11.16975	38,812
01/01/2018 to 12/31/2018	$11.16975	$11.04348	0
01/01/2019 to 12/31/2019	$11.04348	$11.34003	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.42482	$13.13628	2,140,005
01/01/2011 to 12/31/2011	$13.13628	$13.30337	1,714,104
01/01/2012 to 12/31/2012	$13.30337	$14.27408	1,880,647
01/01/2013 to 12/31/2013	$14.27408	$13.75261	1,376,603
01/01/2014 to 12/31/2014	$13.75261	$14.06933	835,491
01/01/2015 to 12/31/2015	$14.06933	$13.51792	306,436
01/01/2016 to 12/31/2016	$13.51792	$13.82942	163,949
01/01/2017 to 12/31/2017	$13.82942	$14.16625	77,982
01/01/2018 to 12/31/2018	$14.16625	$13.81096	0
01/01/2019 to 12/31/2019	$13.81096	$14.80594	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.95959	$11.97899	56,178
01/01/2011 to 12/31/2011	$11.97899	$13.63571	15,267
01/01/2012 to 12/31/2012	$13.63571	$14.16728	1,235,635
01/01/2013 to 12/31/2013	$14.16728	$13.23337	515,575
01/01/2014 to 12/31/2014	$13.23337	$13.54241	184,661
01/01/2015 to 12/31/2015	$13.54241	$13.43415	180,118
01/01/2016 to 12/31/2016	$13.43415	$13.37681	133,972
01/01/2017 to 12/31/2017	$13.37681	$13.22989	5,886
01/01/2018 to 12/31/2018	$13.22989	$13.05705	0
01/01/2019 to 12/31/2019	$13.05705	$12.99489	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.78441	$9.64318	440,131
01/01/2011 to 12/31/2011	$9.64318	$11.23271	72,154
01/01/2012 to 12/31/2012	$11.23271	$11.72132	16,821
01/01/2013 to 12/31/2013	$11.72132	$10.75489	2,336,108
01/01/2014 to 12/31/2014	$10.75489	$11.20608	1,378,619
01/01/2015 to 12/31/2015	$11.20608	$11.16667	1,074,450
01/01/2016 to 12/31/2016	$11.16667	$11.17489	659,855
01/01/2017 to 12/31/2017	$11.17489	$11.06579	130,210
01/01/2018 to 12/31/2018	$11.06579	$10.89145	0
01/01/2019 to 12/31/2019	$10.89145	$11.06369	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99795	$11.00274	453,795
01/01/2011 to 12/31/2011	$11.00274	$12.99183	5,310,943
01/01/2012 to 12/31/2012	$12.99183	$13.61745	2,079,498
01/01/2013 to 12/31/2013	$13.61745	$12.42992	252,178
01/01/2014 to 12/31/2014	$12.42992	$13.13705	1,558,574
01/01/2015 to 12/31/2015	$13.13705	$13.12392	1,218,787
01/01/2016 to 12/31/2016	$13.12392	$13.14353	703,288
01/01/2017 to 12/31/2017	$13.14353	$13.10482	182,983
01/01/2018 to 12/31/2018	$13.10482	$12.86981	0
01/01/2019 to 12/31/2019	$12.86981	$13.27189	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99847	$12.01446	2,646,536
01/01/2012 to 12/31/2012	$12.01446	$12.48143	3,217,282
01/01/2013 to 12/31/2013	$12.48143	$11.05667	288,484
01/01/2014 to 12/31/2014	$11.05667	$11.97731	111,159
01/01/2015 to 12/31/2015	$11.97731	$12.00211	1,159,534
01/01/2016 to 12/31/2016	$12.00211	$11.99568	987,821
01/01/2017 to 12/31/2017	$11.99568	$11.95905	101,922
01/01/2018 to 12/31/2018	$11.95905	$11.71931	0
01/01/2019 to 12/31/2019	$11.71931	$12.18023	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99796	$10.39368	1,214,423
01/01/2013 to 12/31/2013	$10.39368	$9.16094	4,560,276
01/01/2014 to 12/31/2014	$9.16094	$10.12611	1,524,553
01/01/2015 to 12/31/2015	$10.12611	$10.20788	43,571
01/01/2016 to 12/31/2016	$10.20788	$10.21087	280,078
01/01/2017 to 12/31/2017	$10.21087	$10.19235	18,298
01/01/2018 to 12/31/2018	$10.19235	$9.97645	0
01/01/2019 to 12/31/2019	$9.97645	$10.42914	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99898	$8.74508	4,004,611
01/01/2014 to 12/31/2014	$8.74508	$9.83571	2,674,972
01/01/2015 to 12/31/2015	$9.83571	$9.92791	6,086
01/01/2016 to 12/31/2016	$9.92791	$9.93038	279
01/01/2017 to 12/31/2017	$9.93038	$9.91111	108,333
01/01/2018 to 12/31/2018	$9.91111	$9.66416	0
01/01/2019 to 12/31/2019	$9.66416	$10.24002	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99898	$11.29720	886,167
01/01/2015 to 12/31/2015	$11.29720	$11.30973	3,633,852
01/01/2016 to 12/31/2016	$11.30973	$11.37532	164,766
01/01/2017 to 12/31/2017	$11.37532	$11.36972	12,107
01/01/2018 to 12/31/2018	$11.36972	$11.07624	0
01/01/2019 to 12/31/2019	$11.07624	$11.81904	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99898	$9.93280	2,403,427
01/01/2016 to 12/31/2016	$9.93280	$9.95186	2,065,387
01/01/2017 to 12/31/2017	$9.95186	$10.00472	102,551
01/01/2018 to 12/31/2018	$10.00472	$9.71653	0
01/01/2019 to 12/31/2019	$9.71653	$10.49336	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99796	$9.87435	4,464,106
01/01/2017 to 12/31/2017	$9.87435	$9.95235	2,388,072
01/01/2018 to 12/31/2018	$9.95235	$9.64428	0
01/01/2019 to 12/31/2019	$9.64428	$10.47751	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99795	$10.03154	15,268
01/01/2018 to 12/31/2018	$10.03154	$9.64254	0
01/01/2019 to 12/31/2019	$9.64254	$10.56097	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99795	$9.65694	0
01/01/2019 to 12/31/2019	$9.65694	$10.64396	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99898	$11.22848	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.44347	$10.50855	18,715,333
01/01/2011 to 12/31/2011	$10.50855	$10.06411	14,835,810
01/01/2012 to 12/31/2012	$10.06411	$11.23328	14,385,673
01/01/2013 to 12/31/2013	$11.23328	$13.52613	11,901,592
01/01/2014 to 12/31/2014	$13.52613	$14.20454	6,106,651
01/01/2015 to 12/31/2015	$14.20454	$14.01611	1,729,439
01/01/2016 to 12/31/2016	$14.01611	$14.69791	622,808
01/01/2017 to 12/31/2017	$14.69791	$17.00769	223,671
01/01/2018 to 12/31/2018	$17.00769	$15.65341	0
01/01/2019 to 12/31/2019	$15.65341	$18.78200	0
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99847	$11.64274	1,931
01/01/2014 to 12/31/2014	$11.64274	$12.98266	2,741
01/01/2015 to 12/31/2015	$12.98266	$12.28727	4,362
01/01/2016 to 12/31/2016	$12.28727	$13.85675	7,851
01/01/2017 to 12/31/2017	$13.85675	$16.10420	33
01/01/2018 to 12/31/2018	$16.10420	$15.05150	0
01/01/2019 to 12/31/2019	$15.05150	$19.35729	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.09912	$9.55512	31,505
01/01/2011 to 12/31/2011	$9.55512	$8.90605	14,460
01/01/2012 to 12/31/2012	$8.90605	$11.08411	17,468
01/01/2013 to 12/31/2013	$11.08411	$11.35201	8,746
01/01/2014 to 12/31/2014	$11.35201	$12.69339	14,402
01/01/2015 to 12/31/2015	$12.69339	$12.44745	10,211
01/01/2016 to 12/31/2016	$12.44745	$12.32707	6,570
01/01/2017 to 12/31/2017	$12.32707	$13.41686	2,203
01/01/2018 to 12/31/2018	$13.41686	$12.54711	0
01/01/2019 to 12/31/2019	$12.54711	$15.40927	0
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$13.91872	$17.58099	59,296
01/01/2011 to 12/31/2011	$17.58099	$18.39348	26,201
01/01/2012 to 12/31/2012	$18.39348	$20.82344	45,742
01/01/2013 to 12/31/2013	$20.82344	$21.07847	48,382
01/01/2014 to 12/31/2014	$21.07847	$27.08427	31,242
01/01/2015 to 12/31/2015	$27.08427	$27.87101	16,449
01/01/2016 to 12/31/2016	$27.87101	$28.67390	11,116
01/01/2017 to 12/31/2017	$28.67390	$29.90252	1,256
01/01/2018 to 12/31/2018	$29.90252	$27.95087	0
01/01/2019 to 12/31/2019	$27.95087	$35.99776	0
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.79680	$9.87426	5,826,958
01/01/2011 to 12/31/2011	$9.87426	$9.54609	4,285,293
01/01/2012 to 12/31/2012	$9.54609	$10.36564	4,417,787
01/01/2013 to 12/31/2013	$10.36564	$11.67560	3,513,413
01/01/2014 to 12/31/2014	$11.67560	$11.82076	1,807,204
01/01/2015 to 12/31/2015	$11.82076	$11.71708	507,671
01/01/2016 to 12/31/2016	$11.71708	$11.98993	121,047
01/01/2017 to 12/31/2017	$11.98993	$13.70727	43,782
01/01/2018 to 12/31/2018	$13.70727	$12.41044	0
01/01/2019 to 12/31/2019	$12.41044	$14.61707	0
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.15997	$10.03325	643,653
01/01/2011 to 12/31/2011	$10.03325	$9.79805	535,690
01/01/2012 to 12/31/2012	$9.79805	$10.59063	624,553
01/01/2013 to 12/31/2013	$10.59063	$11.41551	401,262
01/01/2014 to 12/31/2014	$11.41551	$11.65716	342,882
01/01/2015 to 12/31/2015	$11.65716	$11.33743	204,301
01/01/2016 to 12/31/2016	$11.33743	$11.71308	120,194
01/01/2017 to 12/31/2017	$11.71308	$12.90920	38,413
01/01/2018 to 12/31/2018	$12.90920	$11.77485	0
01/01/2019 to 12/31/2019	$11.77485	$13.40867	0
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.65384	$15.74444	58,425
01/01/2011 to 12/31/2011	$15.74444	$15.65481	29,836
01/01/2012 to 12/31/2012	$15.65481	$17.77556	42,834
01/01/2013 to 12/31/2013	$17.77556	$24.21836	191,320
01/01/2014 to 12/31/2014	$24.21836	$25.48134	299,574
01/01/2015 to 12/31/2015	$25.48134	$23.63574	233,482
01/01/2016 to 12/31/2016	$23.63574	$28.83976	138,920
01/01/2017 to 12/31/2017	$28.83976	$31.75785	17,491
01/01/2018 to 12/31/2018	$31.75785	$26.78350	0
01/01/2019 to 12/31/2019	$26.78350	$32.23866	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.41048	$10.22046	374,873
01/01/2011 to 12/31/2011	$10.22046	$10.03393	339,040
01/01/2012 to 12/31/2012	$10.03393	$9.84890	199,920
01/01/2013 to 12/31/2013	$9.84890	$9.66659	115,269
01/01/2014 to 12/31/2014	$9.66659	$9.48776	121,008
01/01/2015 to 12/31/2015	$9.48776	$9.31233	82,739
01/01/2016 to 12/31/2016	$9.31233	$9.14065	68,632
01/01/2017 to 12/31/2017	$9.14065	$9.00240	1,295
01/01/2018 to 12/31/2018	$9.00240	$8.94982	1
01/01/2019 to 12/31/2019	$8.94982	$8.93280	1
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$11.91796	$13.27672	69,022
01/01/2011 to 12/31/2011	$13.27672	$13.44501	42,247
01/01/2012 to 12/31/2012	$13.44501	$15.02679	58,213
01/01/2013 to 12/31/2013	$15.02679	$15.80786	23,986
01/01/2014 to 12/31/2014	$15.80786	$15.91234	27,509
01/01/2015 to 12/31/2015	$15.91234	$15.06137	16,820
01/01/2016 to 12/31/2016	$15.06137	$17.05948	14,347
01/01/2017 to 12/31/2017	$17.05948	$17.99570	7,165
01/01/2018 to 12/31/2018	$17.99570	$17.31015	0
01/01/2019 to 12/31/2019	$17.31015	$19.58937	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.22202	$10.24253	718,321
01/01/2011 to 12/31/2011	$10.24253	$9.63274	631,842
01/01/2012 to 12/31/2012	$9.63274	$11.05083	613,446
01/01/2013 to 12/31/2013	$11.05083	$15.16985	478,199
01/01/2014 to 12/31/2014	$15.16985	$16.93592	255,819
01/01/2015 to 12/31/2015	$16.93592	$15.32000	52,056
01/01/2016 to 12/31/2016	$15.32000	$18.02745	8,194
01/01/2017 to 12/31/2017	$18.02745	$21.09092	351
01/01/2018 to 12/31/2018	$21.09092	$17.76924	0
01/01/2019 to 12/31/2019	$17.76924	$22.58969	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$12.38899	$13.92282	1,089,969
01/01/2011 to 12/31/2011	$13.92282	$11.89940	1,027,651
01/01/2012 to 12/31/2012	$11.89940	$14.05756	880,186
01/01/2013 to 12/31/2013	$14.05756	$16.42685	242,847
01/01/2014 to 12/31/2014	$16.42685	$15.23228	134,938
01/01/2015 to 12/31/2015	$15.23228	$15.42116	38,384
01/01/2016 to 12/31/2016	$15.42116	$14.56463	9,215
01/01/2017 to 12/31/2017	$14.56463	$19.36037	3,435
01/01/2018 to 12/31/2018	$19.36037	$16.46729	0
01/01/2019 to 12/31/2019	$16.46729	$21.35279	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.55478	$15.86882	262,760
01/01/2011 to 12/31/2011	$15.86882	$13.62099	228,014
01/01/2012 to 12/31/2012	$13.62099	$15.59812	225,732
01/01/2013 to 12/31/2013	$15.59812	$18.28999	187,217
01/01/2014 to 12/31/2014	$18.28999	$16.74818	110,416
01/01/2015 to 12/31/2015	$16.74818	$16.57263	31,299
01/01/2016 to 12/31/2016	$16.57263	$16.36118	8,439
01/01/2017 to 12/31/2017	$16.36118	$19.72286	1,694
01/01/2018 to 12/31/2018	$19.72286	$16.23256	0
01/01/2019 to 12/31/2019	$16.23256	$19.12231	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.61369	$9.62249	802,608
01/01/2011 to 12/31/2011	$9.62249	$9.39096	613,866
01/01/2012 to 12/31/2012	$9.39096	$10.46900	655,467
01/01/2013 to 12/31/2013	$10.46900	$11.94836	450,930
01/01/2014 to 12/31/2014	$11.94836	$12.47375	347,680
01/01/2015 to 12/31/2015	$12.47375	$12.11478	223,964
01/01/2016 to 12/31/2016	$12.11478	$12.51147	113,067
01/01/2017 to 12/31/2017	$12.51147	$14.36285	107,250
01/01/2018 to 12/31/2018	$14.36285	$13.05664	0
01/01/2019 to 12/31/2019	$13.05664	$15.30518	0
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.44525	$14.14283	107,431
01/01/2011 to 12/31/2011	$14.14283	$12.61127	79,386
01/01/2012 to 12/31/2012	$12.61127	$15.08961	66,422
01/01/2013 to 12/31/2013	$15.08961	$17.08544	26,306
01/01/2014 to 12/31/2014	$17.08544	$15.70200	29,556
01/01/2015 to 12/31/2015	$15.70200	$14.98074	18,979
01/01/2016 to 12/31/2016	$14.98074	$14.98815	18,819
01/01/2017 to 12/31/2017	$14.98815	$19.07101	3,807
01/01/2018 to 12/31/2018	$19.07101	$15.44668	0
01/01/2019 to 12/31/2019	$15.44668	$19.28826	0
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.55727	$13.22714	1,508,072
01/01/2011 to 12/31/2011	$13.22714	$13.01312	1,164,185
01/01/2012 to 12/31/2012	$13.01312	$14.14124	1,132,700
01/01/2013 to 12/31/2013	$14.14124	$15.41086	840,710
01/01/2014 to 12/31/2014	$15.41086	$15.94992	597,414
01/01/2015 to 12/31/2015	$15.94992	$15.62627	194,031
01/01/2016 to 12/31/2016	$15.62627	$15.92659	26,802
01/01/2017 to 12/31/2017	$15.92659	$17.53085	3,005
01/01/2018 to 12/31/2018	$17.53085	$16.32286	0
01/01/2019 to 12/31/2019	$16.32286	$18.36141	0
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28784	$11.24027	8,199
01/01/2011 to 12/31/2011	$11.24027	$11.10571	3,894
01/01/2012 to 12/31/2012	$11.10571	$12.55535	4,572
01/01/2013 to 12/31/2013	$12.55535	$16.82041	3,529
01/01/2014 to 12/31/2014	$16.82041	$18.07832	4,096
01/01/2015 to 12/31/2015	$18.07832	$19.63075	4,485
01/01/2016 to 12/31/2016	$19.63075	$18.98622	5,175
01/01/2017 to 12/31/2017	$18.98622	$25.31322	1,833
01/01/2018 to 12/31/2018	$25.31322	$24.44210	0
01/01/2019 to 12/31/2019	$24.44210	$31.81136	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.26187	$12.06173	2,609,411
01/01/2011 to 12/31/2011	$12.06173	$11.73070	2,214,643
01/01/2012 to 12/31/2012	$11.73070	$12.92562	1,955,243
01/01/2013 to 12/31/2013	$12.92562	$17.33123	662,422
01/01/2014 to 12/31/2014	$17.33123	$18.81197	448,445
01/01/2015 to 12/31/2015	$18.81197	$20.32369	196,069
01/01/2016 to 12/31/2016	$20.32369	$21.06091	74,290
01/01/2017 to 12/31/2017	$21.06091	$27.49210	39,996
01/01/2018 to 12/31/2018	$27.49210	$26.25553	0
01/01/2019 to 12/31/2019	$26.25553	$33.92106	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$14.45820	$15.90036	36,241
01/01/2011 to 12/31/2011	$15.90036	$15.11772	19,089
01/01/2012 to 12/31/2012	$15.11772	$18.26189	21,115
01/01/2013 to 12/31/2013	$18.26189	$22.87721	591,099
01/01/2014 to 12/31/2014	$22.87721	$23.26921	789,382
01/01/2015 to 12/31/2015	$23.26921	$22.50406	594,543
01/01/2016 to 12/31/2016	$22.50406	$23.65946	358,003
01/01/2017 to 12/31/2017	$23.65946	$28.75942	67,045
01/01/2018 to 12/31/2018	$28.75942	$25.52813	0
01/01/2019 to 12/31/2019	$25.52813	$32.56199	0
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99847	$10.30949	308,646
01/01/2013 to 12/31/2013	$10.30949	$12.03277	314,369
01/01/2014 to 12/31/2014	$12.03277	$12.41705	194,616
01/01/2015 to 12/31/2015	$12.41705	$12.03601	91,667
01/01/2016 to 12/31/2016	$12.03601	$12.32430	13,373
01/01/2017 to 12/31/2017	$12.32430	$14.09197	2,896
01/01/2018 to 12/31/2018	$14.09197	$12.68548	0
01/01/2019 to 12/31/2019	$12.68548	$15.28502	0
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$10.73737	$11.88611	359,591
01/01/2011 to 12/31/2011	$11.88611	$11.59715	331,705
01/01/2012 to 12/31/2012	$11.59715	$13.32699	336,214
01/01/2013 to 12/31/2013	$13.32699	$17.88188	221,691
01/01/2014 to 12/31/2014	$17.88188	$19.07975	125,846
01/01/2015 to 12/31/2015	$19.07975	$20.08050	44,184
01/01/2016 to 12/31/2016	$20.08050	$20.08643	3,432
01/01/2017 to 12/31/2017	$20.08643	$25.77020	1,920
01/01/2018 to 12/31/2018	$25.77020	$25.83465	0
01/01/2019 to 12/31/2019	$25.83465	$34.93646	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99847	$10.18909	0
01/01/2013 to 12/31/2013	$10.18909	$13.45134	3,011
01/01/2014 to 12/31/2014	$13.45134	$14.55151	2,952
01/01/2015 to 12/31/2015	$14.55151	$14.17897	1,342
01/01/2016 to 12/31/2016	$14.17897	$15.78852	6,657
01/01/2017 to 12/31/2017	$15.78852	$18.18441	547
01/01/2018 to 12/31/2018	$18.18441	$16.03465	0
01/01/2019 to 12/31/2019	$16.03465	$20.35658	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.51780	$15.89814	242,511
01/01/2011 to 12/31/2011	$15.89814	$15.13996	195,175
01/01/2012 to 12/31/2012	$15.13996	$17.77417	170,226
01/01/2013 to 12/31/2013	$17.77417	$23.06137	54,755
01/01/2014 to 12/31/2014	$23.06137	$25.24399	40,266
01/01/2015 to 12/31/2015	$25.24399	$23.36833	519,057
01/01/2016 to 12/31/2016	$23.36833	$23.31419	318,943
01/01/2017 to 12/31/2017	$23.31419	$29.08359	69,551
01/01/2018 to 12/31/2018	$29.08359	$27.30133	0
01/01/2019 to 12/31/2019	$27.30133	$34.87680	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.38796	$15.00846	340,623
01/01/2011 to 12/31/2011	$15.00846	$14.36515	266,534
01/01/2012 to 12/31/2012	$14.36515	$16.51404	231,581
01/01/2013 to 12/31/2013	$16.51404	$23.01761	56,323
01/01/2014 to 12/31/2014	$23.01761	$25.81114	39,998
01/01/2015 to 12/31/2015	$25.81114	$23.90557	20,546
01/01/2016 to 12/31/2016	$23.90557	$27.74182	19,684
01/01/2017 to 12/31/2017	$27.74182	$30.98464	4,152
01/01/2018 to 12/31/2018	$30.98464	$25.40806	0
01/01/2019 to 12/31/2019	$25.40806	$30.17877	0
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.10124	$10.92237	118,785
01/01/2011 to 12/31/2011	$10.92237	$8.54726	50,504
01/01/2012 to 12/31/2012	$8.54726	$9.89301	58,549
01/01/2013 to 12/31/2013	$9.89301	$9.73169	35,593
01/01/2014 to 12/31/2014	$9.73169	$9.10428	50,723
01/01/2015 to 12/31/2015	$9.10428	$7.44112	37,848
01/01/2016 to 12/31/2016	$7.44112	$8.20657	27,321
01/01/2017 to 12/31/2017	$8.20657	$10.17987	20,842
01/01/2018 to 12/31/2018	$10.17987	$8.58718	0
01/01/2019 to 12/31/2019	$8.58718	$9.55334	0
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.56440	$11.46517	6,387,398
01/01/2011 to 12/31/2011	$11.46517	$11.36551	5,312,189
01/01/2012 to 12/31/2012	$11.36551	$12.31225	5,409,797
01/01/2013 to 12/31/2013	$12.31225	$13.19771	3,379,408
01/01/2014 to 12/31/2014	$13.19771	$13.70165	2,049,485
01/01/2015 to 12/31/2015	$13.70165	$13.46744	852,146
01/01/2016 to 12/31/2016	$13.46744	$13.94915	150,323
01/01/2017 to 12/31/2017	$13.94915	$15.07868	94,382
01/01/2018 to 12/31/2018	$15.07868	$14.37799	0
01/01/2019 to 12/31/2019	$14.37799	$16.19216	0
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01839	$10.06713	6,719
01/01/2012 to 12/31/2012	$10.06713	$10.58327	15,885
01/01/2013 to 12/31/2013	$10.58327	$10.14726	6,729
01/01/2014 to 12/31/2014	$10.14726	$10.56308	4,557
01/01/2015 to 12/31/2015	$10.56308	$10.33987	10,026
01/01/2016 to 12/31/2016	$10.33987	$10.57616	2,816
01/01/2017 to 12/31/2017	$10.57616	$10.96966	1,524
01/01/2018 to 12/31/2018	$10.96966	$10.67812	0
01/01/2019 to 12/31/2019	$10.67812	$11.50292	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.23357	$9.61832	5,616,589
01/01/2011 to 12/31/2011	$9.61832	$8.85400	4,397,642
01/01/2012 to 12/31/2012	$8.85400	$9.81282	4,436,742
01/01/2013 to 12/31/2013	$9.81282	$11.27108	3,476,443
01/01/2014 to 12/31/2014	$11.27108	$12.08015	2,128,766
01/01/2015 to 12/31/2015	$12.08015	$11.78405	1,263,634
01/01/2016 to 12/31/2016	$11.78405	$12.73410	436,106
01/01/2017 to 12/31/2017	$12.73410	$14.51111	762,305
01/01/2018 to 12/31/2018	$14.51111	$13.15947	0
01/01/2019 to 12/31/2019	$13.15947	$15.39309	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99847	$11.66071	0
01/01/2014 to 12/31/2014	$11.66071	$13.18947	449
01/01/2015 to 12/31/2015	$13.18947	$13.14523	0
01/01/2016 to 12/31/2016	$13.14523	$14.30319	0
01/01/2017 to 12/31/2017	$14.30319	$17.04539	0
01/01/2018 to 12/31/2018	$17.04539	$15.53191	0
01/01/2019 to 12/31/2019	$15.53191	$19.08447	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$9.23047	$10.42320	21,911
01/01/2011 to 12/31/2011	$10.42320	$10.58434	10,406
01/01/2012 to 12/31/2012	$10.58434	$12.34167	25,171
01/01/2013 to 12/31/2013	$12.34167	$16.04152	4,391
01/01/2014 to 12/31/2014	$16.04152	$18.45493	20,284
01/01/2015 to 12/31/2015	$18.45493	$18.67119	7,899
01/01/2016 to 12/31/2016	$18.67119	$21.04733	5,289
01/01/2017 to 12/31/2017	$21.04733	$25.25592	17,342
01/01/2018 to 12/31/2018	$25.25592	$22.74949	0
01/01/2019 to 12/31/2019	$22.74949	$27.79149	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99847	$8.88788	4,963
01/01/2012 to 12/31/2012	$8.88788	$9.87102	13,850
01/01/2013 to 12/31/2013	$9.87102	$11.85852	12,317
01/01/2014 to 12/31/2014	$11.85852	$12.39583	6,410
01/01/2015 to 12/31/2015	$12.39583	$12.18483	4,761
01/01/2016 to 12/31/2016	$12.18483	$12.71606	0
01/01/2017 to 12/31/2017	$12.71606	$14.75180	0
01/01/2018 to 12/31/2018	$14.75180	$13.53232	0
01/01/2019 to 12/31/2019	$13.53232	$16.09836	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.82762	$15.38714	518,785
01/01/2011 to 12/31/2011	$15.38714	$13.12254	452,643
01/01/2012 to 12/31/2012	$13.12254	$15.46481	393,728
01/01/2013 to 12/31/2013	$15.46481	$21.37357	144,315
01/01/2014 to 12/31/2014	$21.37357	$22.01465	86,738
01/01/2015 to 12/31/2015	$22.01465	$21.89581	30,303
01/01/2016 to 12/31/2016	$21.89581	$23.14626	12,362
01/01/2017 to 12/31/2017	$23.14626	$29.01025	1,404
01/01/2018 to 12/31/2018	$29.01025	$25.38323	0
01/01/2019 to 12/31/2019	$25.38323	$34.00288	0
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.12664	$12.22015	205,878
01/01/2011 to 12/31/2011	$12.22015	$11.87693	134,536
01/01/2012 to 12/31/2012	$11.87693	$13.07626	129,577
01/01/2013 to 12/31/2013	$13.07626	$17.34869	93,745
01/01/2014 to 12/31/2014	$17.34869	$17.67801	66,248
01/01/2015 to 12/31/2015	$17.67801	$17.48733	33,060
01/01/2016 to 12/31/2016	$17.48733	$19.23730	8,915
01/01/2017 to 12/31/2017	$19.23730	$23.39822	3,146
01/01/2018 to 12/31/2018	$23.39822	$21.03312	0
01/01/2019 to 12/31/2019	$21.03312	$26.86209	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.99181	$14.82975	624,893
01/01/2011 to 12/31/2011	$14.82975	$13.68581	542,049
01/01/2012 to 12/31/2012	$13.68581	$15.87163	480,770
01/01/2013 to 12/31/2013	$15.87163	$21.40453	176,886
01/01/2014 to 12/31/2014	$21.40453	$22.11532	95,964
01/01/2015 to 12/31/2015	$22.11532	$20.77062	30,799
01/01/2016 to 12/31/2016	$20.77062	$26.34102	15,865
01/01/2017 to 12/31/2017	$26.34102	$27.75449	554
01/01/2018 to 12/31/2018	$27.75449	$22.58716	0
01/01/2019 to 12/31/2019	$22.58716	$27.04197	0
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.99491	$13.13107	2,559,977
01/01/2011 to 12/31/2011	$13.13107	$13.14417	2,067,769
01/01/2012 to 12/31/2012	$13.14417	$14.64179	2,452,046
01/01/2013 to 12/31/2013	$14.64179	$16.79004	1,980,229
01/01/2014 to 12/31/2014	$16.79004	$17.44835	1,534,724
01/01/2015 to 12/31/2015	$17.44835	$17.13268	696,062
01/01/2016 to 12/31/2016	$17.13268	$18.08507	246,058
01/01/2017 to 12/31/2017	$18.08507	$20.48641	211,564
01/01/2018 to 12/31/2018	$20.48641	$19.03435	0
01/01/2019 to 12/31/2019	$19.03435	$22.57639	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.77747	$13.38725	825,379
01/01/2011 to 12/31/2011	$13.38725	$12.91717	683,116
01/01/2012 to 12/31/2012	$12.91717	$14.90702	615,360
01/01/2013 to 12/31/2013	$14.90702	$21.07294	886,699
01/01/2014 to 12/31/2014	$21.07294	$22.40916	741,733
01/01/2015 to 12/31/2015	$22.40916	$24.10245	408,258
01/01/2016 to 12/31/2016	$24.10245	$24.29598	214,286
01/01/2017 to 12/31/2017	$24.29598	$32.88266	28,205
01/01/2018 to 12/31/2018	$32.88266	$33.51879	0
01/01/2019 to 12/31/2019	$33.51879	$42.18609	0
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.23415	$12.39842	171,930
01/01/2011 to 12/31/2011	$12.39842	$12.10946	139,136
01/01/2012 to 12/31/2012	$12.10946	$13.47799	138,208
01/01/2013 to 12/31/2013	$13.47799	$17.80972	131,938
01/01/2014 to 12/31/2014	$17.80972	$17.75258	90,143
01/01/2015 to 12/31/2015	$17.75258	$16.36757	53,246
01/01/2016 to 12/31/2016	$16.36757	$17.05006	23,195
01/01/2017 to 12/31/2017	$17.05006	$19.50561	4,114
01/01/2018 to 12/31/2018	$19.50561	$17.28395	0
01/01/2019 to 12/31/2019	$17.28395	$21.36986	0
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$21.06813	$24.90806	86,259
01/01/2011 to 12/31/2011	$24.90806	$20.80065	34,549
01/01/2012 to 12/31/2012	$20.80065	$21.15369	36,706
01/01/2013 to 12/31/2013	$21.15369	$23.95580	23,168
01/01/2014 to 12/31/2014	$23.95580	$21.54664	21,938
01/01/2015 to 12/31/2015	$21.54664	$17.07634	15,296
01/01/2016 to 12/31/2016	$17.07634	$20.88692	12,998
01/01/2017 to 12/31/2017	$20.88692	$22.61453	2,373
01/01/2018 to 12/31/2018	$22.61453	$18.49778	0
01/01/2019 to 12/31/2019	$18.49778	$21.21773	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$12.23103	$12.69437	433,698
01/01/2011 to 12/31/2011	$12.69437	$12.97377	347,478
01/01/2012 to 12/31/2012	$12.97377	$13.39878	337,850
01/01/2013 to 12/31/2013	$13.39878	$12.65728	40,799
01/01/2014 to 12/31/2014	$12.65728	$12.49236	27,559
01/01/2015 to 12/31/2015	$12.49236	$11.69500	23,148
01/01/2016 to 12/31/2016	$11.69500	$11.97924	21,693
01/01/2017 to 12/31/2017	$11.97924	$11.99821	5,063
01/01/2018 to 12/31/2018	$11.99821	$12.01035	0
01/01/2019 to 12/31/2019	$12.01035	$11.97724	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.82450	$14.34574	114,238
01/01/2011 to 12/31/2011	$14.34574	$13.59472	60,443
01/01/2012 to 12/31/2012	$13.59472	$15.79938	67,697
01/01/2013 to 12/31/2013	$15.79938	$20.53394	44,851
01/01/2014 to 12/31/2014	$20.53394	$23.17101	34,252
01/01/2015 to 12/31/2015	$23.17101	$21.23948	16,962
01/01/2016 to 12/31/2016	$21.23948	$23.76517	7,496
01/01/2017 to 12/31/2017	$23.76517	$27.64926	2,291
01/01/2018 to 12/31/2018	$27.64926	$22.65046	0
01/01/2019 to 12/31/2019	$22.65046	$26.48767	0
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.70790	$9.79779	233,987
01/01/2011 to 12/31/2011	$9.79779	$9.28444	144,693
01/01/2012 to 12/31/2012	$9.28444	$10.11559	204,669
01/01/2013 to 12/31/2013	$10.11559	$11.96406	216,871
01/01/2014 to 12/31/2014	$11.96406	$12.38906	226,380
01/01/2015 to 12/31/2015	$12.38906	$12.08288	121,522
01/01/2016 to 12/31/2016	$12.08288	$12.63368	43,500
01/01/2017 to 12/31/2017	$12.63368	$14.08621	16,657
01/01/2018 to 12/31/2018	$14.08621	$13.13341	0
01/01/2019 to 12/31/2019	$13.13341	$15.53995	0
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.16986	$10.76014	759,002
01/01/2011 to 12/31/2011	$10.76014	$11.19771	654,564
01/01/2012 to 12/31/2012	$11.19771	$11.85336	676,627
01/01/2013 to 12/31/2013	$11.85336	$11.46036	1,496,187
01/01/2014 to 12/31/2014	$11.46036	$12.05795	1,570,120
01/01/2015 to 12/31/2015	$12.05795	$11.98123	1,047,515
01/01/2016 to 12/31/2016	$11.98123	$12.36563	529,983
01/01/2017 to 12/31/2017	$12.36563	$12.90317	137,506
01/01/2018 to 12/31/2018	$12.90317	$12.37644	0
01/01/2019 to 12/31/2019	$12.37644	$13.64174	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99292	$9.10930	8,730
01/01/2012 to 12/31/2012	$9.10930	$10.61460	23,384
01/01/2013 to 12/31/2013	$10.61460	$13.65170	6,144
01/01/2014 to 12/31/2014	$13.65170	$15.11795	6,924
01/01/2015 to 12/31/2015	$15.11795	$15.14490	5,302
01/01/2016 to 12/31/2016	$15.14490	$17.06753	4,871
01/01/2017 to 12/31/2017	$17.06753	$18.18915	32
01/01/2018 to 12/31/2018	$18.18915	$16.49874	0
01/01/2019 to 12/31/2019	$16.49874	$20.25681	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$12.11817	$12.52368	12,014
01/01/2011 to 12/31/2011	$12.52368	$12.77798	4,455
01/01/2012 to 12/31/2012	$12.77798	$15.16212	3,847
01/01/2013 to 12/31/2013	$15.16212	$20.91515	2,638
01/01/2014 to 12/31/2014	$20.91515	$24.56612	2,789
01/01/2015 to 12/31/2015	$24.56612	$24.87422	1,220
01/01/2016 to 12/31/2016	$24.87422	$21.61693	614
01/01/2017 to 12/31/2017	$21.61693	$24.57627	0
01/01/2018 to 12/31/2018	$24.57627	$24.33719	0
01/01/2019 to 12/31/2019	$24.33719	$31.65126	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04987	$9.75244	6,134
01/01/2013 to 12/31/2013	$9.75244	$13.11516	4,764
01/01/2014 to 12/31/2014	$13.11516	$13.90704	4,801
01/01/2015 to 12/31/2015	$13.90704	$13.81425	3,123
01/01/2016 to 12/31/2016	$13.81425	$13.66186	1,650
01/01/2017 to 12/31/2017	$13.66186	$16.42601	0
01/01/2018 to 12/31/2018	$16.42601	$15.22023	0
01/01/2019 to 12/31/2019	$15.22023	$20.06871	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.59762	$11.42724	0
01/01/2011 to 12/31/2011	$11.42724	$10.64929	0
01/01/2012 to 12/31/2012	$10.64929	$11.63078	0
01/01/2013 to 12/31/2013	$11.63078	$14.28601	0
01/01/2014 to 12/31/2014	$14.28601	$15.57131	0
01/01/2015 to 12/31/2015	$15.57131	$16.32475	0
01/01/2016 to 12/31/2016	$16.32475	$15.90232	0
01/01/2017 to 12/31/2017	$15.90232	$21.09302	0
01/01/2018 to 12/31/2018	$21.09302	$20.60653	0
01/01/2019 to 12/31/2019	$20.60653	$27.48220	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12641	$9.72148	3,748
01/01/2017 to 12/31/2017	$9.72148	$13.46366	0
01/01/2018 to 12/31/2018	$13.46366	$10.87318	0
01/01/2019 to 12/31/2019	$10.87318	$13.08193	0
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$17.30271	$19.34454	1,810
01/01/2011 to 12/31/2011	$19.34454	$13.86124	0
01/01/2012 to 12/31/2012	$13.86124	$15.70976	0
01/01/2013 to 12/31/2013	$15.70976	$17.72772	0
01/01/2014 to 12/31/2014	$17.72772	$17.12681	0
01/01/2015 to 12/31/2015	$17.12681	$15.23303	0
01/01/2016 to 12/31/2016	$15.23303	$15.04773	0
01/01/2017 to 12/31/2017	$15.04773	$19.62640	0
01/01/2018 to 12/31/2018	$19.62640	$15.67942	0
01/01/2019 to 12/31/2019	$15.67942	$19.43763	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.51510	$4.80102	2,650
01/01/2011 to 12/31/2011	$4.80102	$3.45158	2,650
01/01/2012 to 12/31/2012	$3.45158	$4.51930	0
01/01/2013 to 12/31/2013	$4.51930	$5.91972	0
01/01/2014 to 12/31/2014	$5.91972	$6.41317	0
01/01/2015 to 12/31/2015	$6.41317	$6.26726	0
01/01/2016 to 12/31/2016	$6.26726	$7.58066	0
01/01/2017 to 12/31/2017	$7.58066	$8.77411	0
01/01/2018 to 12/31/2018	$8.77411	$7.06971	0
01/01/2019 to 12/31/2019	$7.06971	$9.46661	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$13.88175	$17.67129	2,017
01/01/2011 to 12/31/2011	$17.67129	$14.54338	846
01/01/2012 to 12/31/2012	$14.54338	$15.48500	166
01/01/2013 to 12/31/2013	$15.48500	$18.00002	165
01/01/2014 to 12/31/2014	$18.00002	$17.96485	127
01/01/2015 to 12/31/2015	$17.96485	$15.17751	0
01/01/2016 to 12/31/2016	$15.17751	$17.65217	0
01/01/2017 to 12/31/2017	$17.65217	$21.30430	0
01/01/2018 to 12/31/2018	$21.30430	$17.21584	0
01/01/2019 to 12/31/2019	$17.21584	$19.89138	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$6.90977	$5.57474	2,823
01/01/2011 to 12/31/2011	$5.57474	$4.98570	2,544
01/01/2012 to 12/31/2012	$4.98570	$4.08114	0
01/01/2013 to 12/31/2013	$4.08114	$2.94204	0
01/01/2014 to 12/31/2014	$2.94204	$2.47621	0
01/01/2015 to 12/31/2015	$2.47621	$2.31073	0
01/01/2016 to 12/31/2016	$2.31073	$1.97205	0
01/01/2017 to 12/31/2017	$1.97205	$1.58788	0
01/01/2018 to 12/31/2018	$1.58788	$1.62156	0
01/01/2019 to 12/31/2019	$1.62156	$1.22641	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.65064	$10.66359	1,124
01/01/2011 to 12/31/2011	$10.66359	$10.46675	128
01/01/2012 to 12/31/2012	$10.46675	$11.69945	1,293
01/01/2013 to 12/31/2013	$11.69945	$14.90001	0
01/01/2014 to 12/31/2014	$14.90001	$16.30157	0
01/01/2015 to 12/31/2015	$16.30157	$15.92675	0
01/01/2016 to 12/31/2016	$15.92675	$17.14313	0
01/01/2017 to 12/31/2017	$17.14313	$20.08166	0
01/01/2018 to 12/31/2018	$20.08166	$18.49654	0
01/01/2019 to 12/31/2019	$18.49654	$23.39773	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$11.22376	$12.92884	12,383
01/01/2011 to 12/31/2011	$12.92884	$13.57167	1,959
01/01/2012 to 12/31/2012	$13.57167	$14.76655	483
01/01/2013 to 12/31/2013	$14.76655	$18.61712	1,048
01/01/2014 to 12/31/2014	$18.61712	$20.14158	485
01/01/2015 to 12/31/2015	$20.14158	$20.59201	0
01/01/2016 to 12/31/2016	$20.59201	$20.92824	0
01/01/2017 to 12/31/2017	$20.92824	$23.63476	0
01/01/2018 to 12/31/2018	$23.63476	$19.76153	0
01/01/2019 to 12/31/2019	$19.76153	$24.54783	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.60625	$10.25389	1,778
01/01/2011 to 12/31/2011	$10.25389	$10.61803	638
01/01/2012 to 12/31/2012	$10.61803	$12.72433	867
01/01/2013 to 12/31/2013	$12.72433	$17.46830	992
01/01/2014 to 12/31/2014	$17.46830	$19.28157	0
01/01/2015 to 12/31/2015	$19.28157	$19.81235	0
01/01/2016 to 12/31/2016	$19.81235	$20.26068	0
01/01/2017 to 12/31/2017	$20.26068	$23.53974	0
01/01/2018 to 12/31/2018	$23.53974	$23.24401	0
01/01/2019 to 12/31/2019	$23.24401	$28.43527	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$12.22851	$12.31844	3,273
01/01/2011 to 12/31/2011	$12.31844	$11.01658	1,330
01/01/2012 to 12/31/2012	$11.01658	$12.60680	202
01/01/2013 to 12/31/2013	$12.60680	$15.05081	0
01/01/2014 to 12/31/2014	$15.05081	$13.49500	0
01/01/2015 to 12/31/2015	$13.49500	$11.80441	0
01/01/2016 to 12/31/2016	$11.80441	$12.49137	0
01/01/2017 to 12/31/2017	$12.49137	$14.67771	0
01/01/2018 to 12/31/2018	$14.67771	$12.36936	0
01/01/2019 to 12/31/2019	$12.36936	$14.30009	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.78834	$6.30219	2,278
01/01/2011 to 12/31/2011	$6.30219	$5.33009	2,292
01/01/2012 to 12/31/2012	$5.33009	$6.52508	22
01/01/2013 to 12/31/2013	$6.52508	$8.45879	10
01/01/2014 to 12/31/2014	$8.45879	$9.37468	419
01/01/2015 to 12/31/2015	$9.37468	$9.06367	0
01/01/2016 to 12/31/2016	$9.06367	$10.25937	0
01/01/2017 to 12/31/2017	$10.25937	$11.90186	0
01/01/2018 to 12/31/2018	$11.90186	$10.46225	0
01/01/2019 to 12/31/2019	$10.46225	$13.37712	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.49782	$10.59668	1,682
01/01/2011 to 12/31/2011	$10.59668	$11.45275	1,829
01/01/2012 to 12/31/2012	$11.45275	$13.19706	812
01/01/2013 to 12/31/2013	$13.19706	$18.10285	1,976
01/01/2014 to 12/31/2014	$18.10285	$21.97892	3,168
01/01/2015 to 12/31/2015	$21.97892	$22.65600	0
01/01/2016 to 12/31/2016	$22.65600	$21.33660	0
01/01/2017 to 12/31/2017	$21.33660	$25.32377	0
01/01/2018 to 12/31/2018	$25.32377	$25.95511	0
01/01/2019 to 12/31/2019	$25.95511	$30.40981	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$10.43563	$12.67518	1,399
01/01/2011 to 12/31/2011	$12.67518	$12.21898	0
01/01/2012 to 12/31/2012	$12.21898	$13.88731	160
01/01/2013 to 12/31/2013	$13.88731	$18.83571	203
01/01/2014 to 12/31/2014	$18.83571	$19.51829	0
01/01/2015 to 12/31/2015	$19.51829	$18.50187	0
01/01/2016 to 12/31/2016	$18.50187	$21.34685	0
01/01/2017 to 12/31/2017	$21.34685	$25.64620	0
01/01/2018 to 12/31/2018	$25.64620	$21.95611	0
01/01/2019 to 12/31/2019	$21.95611	$28.12124	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.74835	$8.02552	0
01/01/2011 to 12/31/2011	$8.02552	$6.41681	0
01/01/2012 to 12/31/2012	$6.41681	$7.74307	302
01/01/2013 to 12/31/2013	$7.74307	$11.26588	0
01/01/2014 to 12/31/2014	$11.26588	$11.41420	0
01/01/2015 to 12/31/2015	$11.41420	$11.85384	0
01/01/2016 to 12/31/2016	$11.85384	$11.68306	0
01/01/2017 to 12/31/2017	$11.68306	$13.58346	0
01/01/2018 to 12/31/2018	$13.58346	$11.77964	0
01/01/2019 to 12/31/2019	$11.77964	$13.87382	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.30538	$10.33745	3,631
01/01/2011 to 12/31/2011	$10.33745	$10.46413	3,531
01/01/2012 to 12/31/2012	$10.46413	$11.57644	35
01/01/2013 to 12/31/2013	$11.57644	$14.84666	52
01/01/2014 to 12/31/2014	$14.84666	$16.45582	124
01/01/2015 to 12/31/2015	$16.45582	$16.75816	30
01/01/2016 to 12/31/2016	$16.75816	$17.27384	0
01/01/2017 to 12/31/2017	$17.27384	$21.24342	0
01/01/2018 to 12/31/2018	$21.24342	$20.46053	0
01/01/2019 to 12/31/2019	$20.46053	$25.88378	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.22159	$9.10998	2,941
01/01/2011 to 12/31/2011	$9.10998	$8.82728	2,775
01/01/2012 to 12/31/2012	$8.82728	$9.99967	0
01/01/2013 to 12/31/2013	$9.99967	$12.74869	0
01/01/2014 to 12/31/2014	$12.74869	$13.82349	0
01/01/2015 to 12/31/2015	$13.82349	$12.92522	0
01/01/2016 to 12/31/2016	$12.92522	$14.64441	0
01/01/2017 to 12/31/2017	$14.64441	$16.30537	0
01/01/2018 to 12/31/2018	$16.30537	$14.30152	0
01/01/2019 to 12/31/2019	$14.30152	$18.21643	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$11.13350	$14.03298	7,062
01/01/2011 to 12/31/2011	$14.03298	$13.37525	677
01/01/2012 to 12/31/2012	$13.37525	$15.14661	0
01/01/2013 to 12/31/2013	$15.14661	$19.40449	0
01/01/2014 to 12/31/2014	$19.40449	$20.16754	0
01/01/2015 to 12/31/2015	$20.16754	$19.85061	0
01/01/2016 to 12/31/2016	$19.85061	$21.99301	0
01/01/2017 to 12/31/2017	$21.99301	$25.53912	0
01/01/2018 to 12/31/2018	$25.53912	$22.06178	0
01/01/2019 to 12/31/2019	$22.06178	$26.90298	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.49308	$13.58751	1,743
01/01/2011 to 12/31/2011	$13.58751	$12.81320	0
01/01/2012 to 12/31/2012	$12.81320	$14.65882	162
01/01/2013 to 12/31/2013	$14.65882	$19.01468	0
01/01/2014 to 12/31/2014	$19.01468	$20.56377	0
01/01/2015 to 12/31/2015	$20.56377	$18.52330	0
01/01/2016 to 12/31/2016	$18.52330	$22.60690	0
01/01/2017 to 12/31/2017	$22.60690	$24.54373	0
01/01/2018 to 12/31/2018	$24.54373	$20.88587	0
01/01/2019 to 12/31/2019	$20.88587	$25.43626	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.85641	$12.59974	1,805
01/01/2011 to 12/31/2011	$12.59974	$12.54703	762
01/01/2012 to 12/31/2012	$12.54703	$14.31338	0
01/01/2013 to 12/31/2013	$14.31338	$18.86380	0
01/01/2014 to 12/31/2014	$18.86380	$21.66345	0
01/01/2015 to 12/31/2015	$21.66345	$22.84781	0
01/01/2016 to 12/31/2016	$22.84781	$23.60500	0
01/01/2017 to 12/31/2017	$23.60500	$30.20661	0
01/01/2018 to 12/31/2018	$30.20661	$29.09040	0
01/01/2019 to 12/31/2019	$29.09040	$39.03163	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$19.30267	$22.31087	1,964
01/01/2011 to 12/31/2011	$22.31087	$22.39081	1,410
01/01/2012 to 12/31/2012	$22.39081	$22.61240	827
01/01/2013 to 12/31/2013	$22.61240	$27.53658	796
01/01/2014 to 12/31/2014	$27.53658	$24.08975	116
01/01/2015 to 12/31/2015	$24.08975	$18.11755	0
01/01/2016 to 12/31/2016	$18.11755	$22.08399	0
01/01/2017 to 12/31/2017	$22.08399	$20.98854	0
01/01/2018 to 12/31/2018	$20.98854	$16.43235	0
01/01/2019 to 12/31/2019	$16.43235	$17.50188	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.97316	$8.84916	401
01/01/2011 to 12/31/2011	$8.84916	$10.08702	213
01/01/2012 to 12/31/2012	$10.08702	$11.07364	0
01/01/2013 to 12/31/2013	$11.07364	$14.30633	0
01/01/2014 to 12/31/2014	$14.30633	$16.76021	0
01/01/2015 to 12/31/2015	$16.76021	$17.18106	0
01/01/2016 to 12/31/2016	$17.18106	$16.23440	0
01/01/2017 to 12/31/2017	$16.23440	$17.58529	0
01/01/2018 to 12/31/2018	$17.58529	$16.18834	0
01/01/2019 to 12/31/2019	$16.18834	$18.11978	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$14.49012	$18.90557	2,072
01/01/2011 to 12/31/2011	$18.90557	$14.99075	95
01/01/2012 to 12/31/2012	$14.99075	$12.57250	88
01/01/2013 to 12/31/2013	$12.57250	$7.65734	87
01/01/2014 to 12/31/2014	$7.65734	$5.72185	0
01/01/2015 to 12/31/2015	$5.72185	$3.77086	0
01/01/2016 to 12/31/2016	$3.77086	$5.76720	0
01/01/2017 to 12/31/2017	$5.76720	$5.95965	0
01/01/2018 to 12/31/2018	$5.95965	$5.06093	0
01/01/2019 to 12/31/2019	$5.06093	$7.25132	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$10.21229	$12.49846	2
01/01/2011 to 12/31/2011	$12.49846	$12.85040	792
01/01/2012 to 12/31/2012	$12.85040	$14.77804	7
01/01/2013 to 12/31/2013	$14.77804	$14.51808	0
01/01/2014 to 12/31/2014	$14.51808	$17.81456	225
01/01/2015 to 12/31/2015	$17.81456	$17.54169	0
01/01/2016 to 12/31/2016	$17.54169	$18.20369	0
01/01/2017 to 12/31/2017	$18.20369	$19.30614	0
01/01/2018 to 12/31/2018	$19.30614	$17.86754	0
01/01/2019 to 12/31/2019	$17.86754	$22.22969	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.99661	$4.94242	1,041
01/01/2011 to 12/31/2011	$4.94242	$3.03188	323
01/01/2012 to 12/31/2012	$3.03188	$2.76925	0
01/01/2013 to 12/31/2013	$2.76925	$3.16580	0
01/01/2014 to 12/31/2014	$3.16580	$2.16694	0
01/01/2015 to 12/31/2015	$2.16694	$2.09310	0
01/01/2016 to 12/31/2016	$2.09310	$1.94843	0
01/01/2017 to 12/31/2017	$1.94843	$1.68478	0
01/01/2018 to 12/31/2018	$1.68478	$1.72224	0
01/01/2019 to 12/31/2019	$1.72224	$1.39596	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$5.83561	$4.51416	0
01/01/2011 to 12/31/2011	$4.51416	$3.96668	0
01/01/2012 to 12/31/2012	$3.96668	$3.16135	0
01/01/2013 to 12/31/2013	$3.16135	$2.19040	0
01/01/2014 to 12/31/2014	$2.19040	$1.73320	0
01/01/2015 to 12/31/2015	$1.73320	$1.47927	0
01/01/2016 to 12/31/2016	$1.47927	$1.30588	0
01/01/2017 to 12/31/2017	$1.30588	$0.95818	0
01/01/2018 to 12/31/2018	$0.95818	$0.91319	0
01/01/2019 to 12/31/2019	$0.91319	$0.64478	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.32537	$13.97556	3,696
01/01/2011 to 12/31/2011	$13.97556	$13.89315	857
01/01/2012 to 12/31/2012	$13.89315	$15.33762	0
01/01/2013 to 12/31/2013	$15.33762	$21.13969	751
01/01/2014 to 12/31/2014	$21.13969	$21.19943	152
01/01/2015 to 12/31/2015	$21.19943	$21.05125	0
01/01/2016 to 12/31/2016	$21.05125	$24.84374	0
01/01/2017 to 12/31/2017	$24.84374	$27.54785	0
01/01/2018 to 12/31/2018	$27.54785	$25.48123	0
01/01/2019 to 12/31/2019	$25.48123	$29.79103	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$10.84313	$12.99494	292
01/01/2011 to 12/31/2011	$12.99494	$12.23169	0
01/01/2012 to 12/31/2012	$12.23169	$13.94461	0
01/01/2013 to 12/31/2013	$13.94461	$18.84327	0
01/01/2014 to 12/31/2014	$18.84327	$19.56996	0
01/01/2015 to 12/31/2015	$19.56996	$17.61779	0
01/01/2016 to 12/31/2016	$17.61779	$22.26889	0
01/01/2017 to 12/31/2017	$22.26889	$23.98074	0
01/01/2018 to 12/31/2018	$23.98074	$20.18897	0
01/01/2019 to 12/31/2019	$20.18897	$24.28674	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.97451	$12.46125	3,004
01/01/2011 to 12/31/2011	$12.46125	$12.45962	631
01/01/2012 to 12/31/2012	$12.45962	$14.24858	1,052
01/01/2013 to 12/31/2013	$14.24858	$15.67286	0
01/01/2014 to 12/31/2014	$15.67286	$15.46991	0
01/01/2015 to 12/31/2015	$15.46991	$15.41472	0
01/01/2016 to 12/31/2016	$15.41472	$18.40707	0
01/01/2017 to 12/31/2017	$18.40707	$17.68386	0
01/01/2018 to 12/31/2018	$17.68386	$14.73347	0
01/01/2019 to 12/31/2019	$14.73347	$16.59665	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$11.42886	$12.35084	228
01/01/2011 to 12/31/2011	$12.35084	$17.39843	100
01/01/2012 to 12/31/2012	$17.39843	$17.24215	0
01/01/2013 to 12/31/2013	$17.24215	$13.68865	0
01/01/2014 to 12/31/2014	$13.68865	$18.32503	0
01/01/2015 to 12/31/2015	$18.32503	$16.97126	0
01/01/2016 to 12/31/2016	$16.97126	$16.60691	0
01/01/2017 to 12/31/2017	$16.60691	$17.84706	0
01/01/2018 to 12/31/2018	$17.84706	$16.56527	0
01/01/2019 to 12/31/2019	$16.56527	$19.22145	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$9.45179	$13.88555	6,107
01/01/2011 to 12/31/2011	$13.88555	$11.76881	575
01/01/2012 to 12/31/2012	$11.76881	$15.30353	335
01/01/2013 to 12/31/2013	$15.30353	$25.62716	0
01/01/2014 to 12/31/2014	$25.62716	$29.01214	0
01/01/2015 to 12/31/2015	$29.01214	$25.87014	0
01/01/2016 to 12/31/2016	$25.87014	$35.01974	0
01/01/2017 to 12/31/2017	$35.01974	$44.29363	0
01/01/2018 to 12/31/2018	$44.29363	$31.83222	0
01/01/2019 to 12/31/2019	$31.83222	$46.17435	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$13.71538	$14.26271	2,073
01/01/2011 to 12/31/2011	$14.26271	$16.45055	1,294
01/01/2012 to 12/31/2012	$16.45055	$16.16836	772
01/01/2013 to 12/31/2013	$16.16836	$17.98194	1,328
01/01/2014 to 12/31/2014	$17.98194	$22.21778	2,511
01/01/2015 to 12/31/2015	$22.21778	$20.41059	128
01/01/2016 to 12/31/2016	$20.41059	$23.05437	0
01/01/2017 to 12/31/2017	$23.05437	$25.03665	0
01/01/2018 to 12/31/2018	$25.03665	$25.27972	0
01/01/2019 to 12/31/2019	$25.27972	$30.48788	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$11.00782	$12.31783	2,506
01/01/2011 to 12/31/2011	$12.31783	$10.28701	533
01/01/2012 to 12/31/2012	$10.28701	$12.35778	501
01/01/2013 to 12/31/2013	$12.35778	$14.41789	262
01/01/2014 to 12/31/2014	$14.41789	$13.34237	0
01/01/2015 to 12/31/2015	$13.34237	$13.53641	0
01/01/2016 to 12/31/2016	$13.53641	$12.81060	0
01/01/2017 to 12/31/2017	$12.81060	$17.07765	0
01/01/2018 to 12/31/2018	$17.07765	$14.61264	0
01/01/2019 to 12/31/2019	$14.61264	$18.98685	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.79412	$14.24773	13,789
01/01/2011 to 12/31/2011	$14.24773	$12.19584	5,474
01/01/2012 to 12/31/2012	$12.19584	$13.60737	3,990
01/01/2013 to 12/31/2013	$13.60737	$16.01865	4,357
01/01/2014 to 12/31/2014	$16.01865	$14.88882	3,672
01/01/2015 to 12/31/2015	$14.88882	$14.94884	1,585
01/01/2016 to 12/31/2016	$14.94884	$15.15050	1,099
01/01/2017 to 12/31/2017	$15.15050	$18.56769	0
01/01/2018 to 12/31/2018	$18.56769	$15.15008	0
01/01/2019 to 12/31/2019	$15.15008	$17.17493	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.08493	$15.22662	15,629
01/01/2011 to 12/31/2011	$15.22662	$14.14477	8,214
01/01/2012 to 12/31/2012	$14.14477	$16.76426	6,016
01/01/2013 to 12/31/2013	$16.76426	$23.07150	1,858
01/01/2014 to 12/31/2014	$23.07150	$23.57030	4,116
01/01/2015 to 12/31/2015	$23.57030	$23.50919	2,505
01/01/2016 to 12/31/2016	$23.50919	$23.25238	1,238
01/01/2017 to 12/31/2017	$23.25238	$30.80093	0
01/01/2018 to 12/31/2018	$30.80093	$30.38472	0
01/01/2019 to 12/31/2019	$30.38472	$40.97476	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59321	$12.23695	773
01/01/2011 to 12/31/2011	$12.23695	$11.48934	0
01/01/2012 to 12/31/2012	$11.48934	$12.19101	0
01/01/2013 to 12/31/2013	$12.19101	$18.01492	0
01/01/2014 to 12/31/2014	$18.01492	$17.38560	0
01/01/2015 to 12/31/2015	$17.38560	$16.61430	0
01/01/2016 to 12/31/2016	$16.61430	$17.62918	0
01/01/2017 to 12/31/2017	$17.62918	$21.82700	0
01/01/2018 to 12/31/2018	$21.82700	$21.73673	0
01/01/2019 to 12/31/2019	$21.73673	$26.73466	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with anyone combo 5% or HDV and Gro Plus or HD GRO with DB OR With
LT5, HDV, and EBP Cliff M&E (2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.48844	$14.24290	0
01/01/2011 to 12/31/2011	$14.24290	$14.34196	0
01/01/2012 to 12/31/2012	$14.34196	$16.03962	0
01/01/2013 to 12/31/2013	$16.03962	$17.29379	0
01/01/2014 to 12/31/2014	$17.29379	$17.34434	0
01/01/2015 to 12/31/2015	$17.34434	$17.02365	0
01/01/2016 to 12/31/2016	$17.02365	$18.18569	0
01/01/2017 to 12/31/2017	$18.18569	$18.67758	0
01/01/2018 to 12/31/2018	$18.67758	$18.19008	0
01/01/2019 to 12/31/2019	$18.19008	$20.04228	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.55725	$10.48682	9,571,229
01/01/2011 to 12/31/2011	$10.48682	$10.00411	7,458,449
01/01/2012 to 12/31/2012	$10.00411	$11.03575	6,592,715
01/01/2013 to 12/31/2013	$11.03575	$11.89373	4,018,651
01/01/2014 to 12/31/2014	$11.89373	$12.10095	2,611,367
01/01/2015 to 12/31/2015	$12.10095	$11.47715	1,475,038
01/01/2016 to 12/31/2016	$11.47715	$11.96074	987,794
01/01/2017 to 12/31/2017	$11.96074	$13.19728	929,078
01/01/2018 to 12/31/2018	$13.19728	$11.87985	498,556
01/01/2019 to 12/31/2019	$11.87985	$13.51145	519,164
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.70432	$10.81375	3,661,891
01/01/2011 to 12/31/2011	$10.81375	$10.60970	3,108,340
01/01/2012 to 12/31/2012	$10.60970	$11.81637	2,860,050
01/01/2013 to 12/31/2013	$11.81637	$13.49732	2,262,276
01/01/2014 to 12/31/2014	$13.49732	$14.03529	1,616,826
01/01/2015 to 12/31/2015	$14.03529	$13.86497	906,797
01/01/2016 to 12/31/2016	$13.86497	$14.55389	692,806
01/01/2017 to 12/31/2017	$14.55389	$16.67785	628,235
01/01/2018 to 12/31/2018	$16.67785	$15.38046	364,490
01/01/2019 to 12/31/2019	$15.38046	$18.36769	364,584
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.61458	$9.44851	1,275,577
01/01/2011 to 12/31/2011	$9.44851	$9.09161	1,120,408
01/01/2012 to 12/31/2012	$9.09161	$9.82560	1,037,436
01/01/2013 to 12/31/2013	$9.82560	$10.82692	629,749
01/01/2014 to 12/31/2014	$10.82692	$11.15566	522,478
01/01/2015 to 12/31/2015	$11.15566	$10.91442	516,329
01/01/2016 to 12/31/2016	$10.91442	$11.21161	330,084
01/01/2017 to 12/31/2017	$11.21161	$12.77162	355,781
01/01/2018 to 12/31/2018	$12.77162	$11.52576	186,065
01/01/2019 to 12/31/2019	$11.52576	$13.33382	212,317

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99834	$11.60901	4,974
01/01/2014 to 12/31/2014	$11.60901	$12.87506	14,428
01/01/2015 to 12/31/2015	$12.87506	$12.83538	10,655
01/01/2016 to 12/31/2016	$12.83538	$13.92557	9,077
01/01/2017 to 12/31/2017	$13.92557	$16.66885	10,419
01/01/2018 to 12/31/2018	$16.66885	$15.00502	2,916
01/01/2019 to 12/31/2019	$15.00502	$18.02517	139
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.80147	$10.78831	7,024,050
01/01/2011 to 12/31/2011	$10.78831	$10.44427	5,182,858
01/01/2012 to 12/31/2012	$10.44427	$11.51194	5,035,393
01/01/2013 to 12/31/2013	$11.51194	$13.27278	3,262,170
01/01/2014 to 12/31/2014	$13.27278	$13.85570	3,023,580
01/01/2015 to 12/31/2015	$13.85570	$13.64320	2,076,357
01/01/2016 to 12/31/2016	$13.64320	$14.21304	1,450,831
01/01/2017 to 12/31/2017	$14.21304	$16.00588	1,325,073
01/01/2018 to 12/31/2018	$16.00588	$14.91010	833,211
01/01/2019 to 12/31/2019	$14.91010	$17.44916	709,424
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99834	$9.14508	64,421
01/01/2012 to 12/31/2012	$9.14508	$10.02800	93,865
01/01/2013 to 12/31/2013	$10.02800	$10.89402	102,690
01/01/2014 to 12/31/2014	$10.89402	$11.19874	75,915
01/01/2015 to 12/31/2015	$11.19874	$10.64543	48,053
01/01/2016 to 12/31/2016	$10.64543	$11.15916	34,470
01/01/2017 to 12/31/2017	$11.15916	$12.31583	34,867
01/01/2018 to 12/31/2018	$12.31583	$11.43110	49,261
01/01/2019 to 12/31/2019	$11.43110	$13.17643	47,122
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.58961	$11.80065	2,405,356
01/01/2011 to 12/31/2011	$11.80065	$11.82510	1,638,831
01/01/2012 to 12/31/2012	$11.82510	$12.13224	1,373,988
01/01/2013 to 12/31/2013	$12.13224	$11.63105	1,058,431
01/01/2014 to 12/31/2014	$11.63105	$11.38755	675,849
01/01/2015 to 12/31/2015	$11.38755	$11.21382	402,011
01/01/2016 to 12/31/2016	$11.21382	$11.16991	326,027
01/01/2017 to 12/31/2017	$11.16991	$11.13358	227,790
01/01/2018 to 12/31/2018	$11.13358	$10.99099	137,033
01/01/2019 to 12/31/2019	$10.99099	$11.26903	125,714
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.79873	$13.51103	3,188,128
01/01/2011 to 12/31/2011	$13.51103	$13.66211	2,557,267
01/01/2012 to 12/31/2012	$13.66211	$14.63662	2,510,555
01/01/2013 to 12/31/2013	$14.63662	$14.08023	1,426,831
01/01/2014 to 12/31/2014	$14.08023	$14.38241	956,377
01/01/2015 to 12/31/2015	$14.38241	$13.79770	628,255
01/01/2016 to 12/31/2016	$13.79770	$14.09406	564,139
01/01/2017 to 12/31/2017	$14.09406	$14.41538	454,860
01/01/2018 to 12/31/2018	$14.41538	$14.03230	284,506
01/01/2019 to 12/31/2019	$14.03230	$15.02038	227,914

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.92737	$11.92553	3,978,286
01/01/2011 to 12/31/2011	$11.92553	$13.55419	2,040,163
01/01/2012 to 12/31/2012	$13.55419	$14.06096	3,068,671
01/01/2013 to 12/31/2013	$14.06096	$13.11399	1,918,350
01/01/2014 to 12/31/2014	$13.11399	$13.39975	1,315,184
01/01/2015 to 12/31/2015	$13.39975	$13.27240	1,173,555
01/01/2016 to 12/31/2016	$13.27240	$13.19570	1,053,395
01/01/2017 to 12/31/2017	$13.19570	$13.03071	778,557
01/01/2018 to 12/31/2018	$13.03071	$12.84104	451,398
01/01/2019 to 12/31/2019	$12.84104	$12.76066	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.77096	$9.61368	3,501,577
01/01/2011 to 12/31/2011	$9.61368	$11.18129	747,648
01/01/2012 to 12/31/2012	$11.18129	$11.64986	52,737
01/01/2013 to 12/31/2013	$11.64986	$10.67296	4,576,643
01/01/2014 to 12/31/2014	$10.67296	$11.10368	2,846,478
01/01/2015 to 12/31/2015	$11.10368	$11.04779	2,440,037
01/01/2016 to 12/31/2016	$11.04779	$11.03904	2,073,767
01/01/2017 to 12/31/2017	$11.03904	$10.91470	1,241,433
01/01/2018 to 12/31/2018	$10.91470	$10.72679	692,002
01/01/2019 to 12/31/2019	$10.72679	$10.88017	651,299
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99779	$10.98596	6,025,992
01/01/2011 to 12/31/2011	$10.98596	$12.95233	3,151,015
01/01/2012 to 12/31/2012	$12.95233	$13.55532	495,656
01/01/2013 to 12/31/2013	$13.55532	$12.35411	178
01/01/2014 to 12/31/2014	$12.35411	$13.03697	681,896
01/01/2015 to 12/31/2015	$13.03697	$13.00400	667,698
01/01/2016 to 12/31/2016	$13.00400	$13.00364	544,327
01/01/2017 to 12/31/2017	$13.00364	$12.94561	282,503
01/01/2018 to 12/31/2018	$12.94561	$12.69382	173,306
01/01/2019 to 12/31/2019	$12.69382	$13.07047	53,060
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99834	$11.99610	5,394,026
01/01/2012 to 12/31/2012	$11.99610	$12.44325	5,525,461
01/01/2013 to 12/31/2013	$12.44325	$11.00598	143,428
01/01/2014 to 12/31/2014	$11.00598	$11.90425	105,004
01/01/2015 to 12/31/2015	$11.90425	$11.91078	500,607
01/01/2016 to 12/31/2016	$11.91078	$11.88628	367,715
01/01/2017 to 12/31/2017	$11.88628	$11.83194	224,354
01/01/2018 to 12/31/2018	$11.83194	$11.57692	155,730
01/01/2019 to 12/31/2019	$11.57692	$12.01383	75,692
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99779	$10.37774	3,495,509
01/01/2013 to 12/31/2013	$10.37774	$9.13291	9,061,699
01/01/2014 to 12/31/2014	$9.13291	$10.07971	3,171,548
01/01/2015 to 12/31/2015	$10.07971	$10.14565	804,213
01/01/2016 to 12/31/2016	$10.14565	$10.13321	868,254
01/01/2017 to 12/31/2017	$10.13321	$10.09947	710,476
01/01/2018 to 12/31/2018	$10.09947	$9.87036	405,913
01/01/2019 to 12/31/2019	$9.87036	$10.30248	60,579

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99889	$8.73164	5,845,538
01/01/2014 to 12/31/2014	$8.73164	$9.80560	2,864,169
01/01/2015 to 12/31/2015	$9.80560	$9.88236	330,756
01/01/2016 to 12/31/2016	$9.88236	$9.86968	262,695
01/01/2017 to 12/31/2017	$9.86968	$9.83557	789,838
01/01/2018 to 12/31/2018	$9.83557	$9.57576	640,064
01/01/2019 to 12/31/2019	$9.57576	$10.13083	141,387
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99889	$11.27991	1,452,253
01/01/2015 to 12/31/2015	$11.27991	$11.27524	5,711,311
01/01/2016 to 12/31/2016	$11.27524	$11.32334	9,803
01/01/2017 to 12/31/2017	$11.32334	$11.30045	5,771
01/01/2018 to 12/31/2018	$11.30045	$10.99190	358,137
01/01/2019 to 12/31/2019	$10.99190	$11.71107	54,987
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99889	$9.91769	1,301,671
01/01/2016 to 12/31/2016	$9.91769	$9.92158	3,159,041
01/01/2017 to 12/31/2017	$9.92158	$9.95903	2,165,539
01/01/2018 to 12/31/2018	$9.95903	$9.65735	595,130
01/01/2019 to 12/31/2019	$9.65735	$10.41349	459,198
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99779	$9.85937	5,814,038
01/01/2017 to 12/31/2017	$9.85937	$9.92215	3,836,871
01/01/2018 to 12/31/2018	$9.92215	$9.60031	2,517,507
01/01/2019 to 12/31/2019	$9.60031	$10.41379	520,764
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99779	$10.01619	8,511
01/01/2018 to 12/31/2018	$10.01619	$9.61308	214,372
01/01/2019 to 12/31/2019	$9.61308	$10.51259	49,989
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99779	$9.64220	0
01/01/2019 to 12/31/2019	$9.64220	$10.61138	81,688
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99889	$11.21123	67,391
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.38481	$10.42727	11,072,168
01/01/2011 to 12/31/2011	$10.42727	$9.97109	8,565,131
01/01/2012 to 12/31/2012	$9.97109	$11.11227	8,015,346
01/01/2013 to 12/31/2013	$11.11227	$13.35991	5,728,326
01/01/2014 to 12/31/2014	$13.35991	$14.00860	4,070,987
01/01/2015 to 12/31/2015	$14.00860	$13.80161	2,526,243
01/01/2016 to 12/31/2016	$13.80161	$14.45099	1,665,378
01/01/2017 to 12/31/2017	$14.45099	$16.69648	1,857,723
01/01/2018 to 12/31/2018	$16.69648	$15.34341	879,066
01/01/2019 to 12/31/2019	$15.34341	$18.38183	684,865
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99834	$11.62763	5,878
01/01/2014 to 12/31/2014	$11.62763	$12.94596	14,054
01/01/2015 to 12/31/2015	$12.94596	$12.23388	8,697
01/01/2016 to 12/31/2016	$12.23388	$13.77552	17,264
01/01/2017 to 12/31/2017	$13.77552	$15.98543	23,613
01/01/2018 to 12/31/2018	$15.98543	$14.91743	14,014
01/01/2019 to 12/31/2019	$14.91743	$19.15560	9,729

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.08096	$9.51909	58,659
01/01/2011 to 12/31/2011	$9.51909	$8.85886	42,584
01/01/2012 to 12/31/2012	$8.85886	$11.00842	112,200
01/01/2013 to 12/31/2013	$11.00842	$11.25733	55,769
01/01/2014 to 12/31/2014	$11.25733	$12.56822	53,136
01/01/2015 to 12/31/2015	$12.56822	$12.30579	40,056
01/01/2016 to 12/31/2016	$12.30579	$12.16816	11,552
01/01/2017 to 12/31/2017	$12.16816	$13.22363	12,365
01/01/2018 to 12/31/2018	$13.22363	$12.34748	6,250
01/01/2019 to 12/31/2019	$12.34748	$15.14104	5,542
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.30327	$23.08405	180,347
01/01/2011 to 12/31/2011	$23.08405	$24.11400	145,127
01/01/2012 to 12/31/2012	$24.11400	$27.25796	130,983
01/01/2013 to 12/31/2013	$27.25796	$27.54985	85,849
01/01/2014 to 12/31/2014	$27.54985	$35.34552	73,511
01/01/2015 to 12/31/2015	$35.34552	$36.31660	45,847
01/01/2016 to 12/31/2016	$36.31660	$37.30578	34,819
01/01/2017 to 12/31/2017	$37.30578	$38.84515	29,638
01/01/2018 to 12/31/2018	$38.84515	$36.25398	15,771
01/01/2019 to 12/31/2019	$36.25398	$46.62007	14,416
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.74601	$9.80223	3,649,068
01/01/2011 to 12/31/2011	$9.80223	$9.46201	2,869,281
01/01/2012 to 12/31/2012	$9.46201	$10.25863	2,767,619
01/01/2013 to 12/31/2013	$10.25863	$11.53748	1,831,584
01/01/2014 to 12/31/2014	$11.53748	$11.66309	1,198,103
01/01/2015 to 12/31/2015	$11.66309	$11.54310	770,282
01/01/2016 to 12/31/2016	$11.54310	$11.79392	575,320
01/01/2017 to 12/31/2017	$11.79392	$13.46263	516,528
01/01/2018 to 12/31/2018	$13.46263	$12.17008	329,426
01/01/2019 to 12/31/2019	$12.17008	$14.31213	312,609
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.13014	$9.98540	1,300,148
01/01/2011 to 12/31/2011	$9.98540	$9.73638	1,239,700
01/01/2012 to 12/31/2012	$9.73638	$10.50792	1,219,912
01/01/2013 to 12/31/2013	$10.50792	$11.30916	578,787
01/01/2014 to 12/31/2014	$11.30916	$11.53088	479,979
01/01/2015 to 12/31/2015	$11.53088	$11.19754	342,442
01/01/2016 to 12/31/2016	$11.19754	$11.55082	228,976
01/01/2017 to 12/31/2017	$11.55082	$12.71091	233,047
01/01/2018 to 12/31/2018	$12.71091	$11.57618	130,150
01/01/2019 to 12/31/2019	$11.57618	$13.16236	151,081
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.14303	$20.05495	140,787
01/01/2011 to 12/31/2011	$20.05495	$19.91039	98,811
01/01/2012 to 12/31/2012	$19.91039	$22.57302	73,950
01/01/2013 to 12/31/2013	$22.57302	$30.70787	68,974
01/01/2014 to 12/31/2014	$30.70787	$32.25990	59,505
01/01/2015 to 12/31/2015	$32.25990	$29.87764	33,289
01/01/2016 to 12/31/2016	$29.87764	$36.40046	23,917
01/01/2017 to 12/31/2017	$36.40046	$40.02253	21,281
01/01/2018 to 12/31/2018	$40.02253	$33.70173	14,333
01/01/2019 to 12/31/2019	$33.70173	$40.50401	10,631

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.19032	$9.98900	2,539,883
01/01/2011 to 12/31/2011	$9.98900	$9.79172	2,629,487
01/01/2012 to 12/31/2012	$9.79172	$9.59677	1,832,190
01/01/2013 to 12/31/2013	$9.59677	$9.40486	1,233,947
01/01/2014 to 12/31/2014	$9.40486	$9.21678	1,006,675
01/01/2015 to 12/31/2015	$9.21678	$9.03245	754,207
01/01/2016 to 12/31/2016	$9.03245	$8.85231	462,011
01/01/2017 to 12/31/2017	$8.85231	$8.70525	311,063
01/01/2018 to 12/31/2018	$8.70525	$8.64110	244,940
01/01/2019 to 12/31/2019	$8.64110	$8.61148	100,185
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$13.88717	$15.44674	868,078
01/01/2011 to 12/31/2011	$15.44674	$15.61875	585,430
01/01/2012 to 12/31/2012	$15.61875	$17.42958	550,566
01/01/2013 to 12/31/2013	$17.42958	$18.30744	364,818
01/01/2014 to 12/31/2014	$18.30744	$18.40023	187,012
01/01/2015 to 12/31/2015	$18.40023	$17.38962	103,179
01/01/2016 to 12/31/2016	$17.38962	$19.66648	113,532
01/01/2017 to 12/31/2017	$19.66648	$20.71424	86,238
01/01/2018 to 12/31/2018	$20.71424	$19.89455	36,694
01/01/2019 to 12/31/2019	$19.89455	$22.47970	60,885
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.17122	$11.27960	440,901
01/01/2011 to 12/31/2011	$11.27960	$10.59190	327,994
01/01/2012 to 12/31/2012	$10.59190	$12.13251	291,061
01/01/2013 to 12/31/2013	$12.13251	$16.62947	230,382
01/01/2014 to 12/31/2014	$16.62947	$18.53716	169,096
01/01/2015 to 12/31/2015	$18.53716	$16.74278	83,789
01/01/2016 to 12/31/2016	$16.74278	$19.67172	58,686
01/01/2017 to 12/31/2017	$19.67172	$22.97960	62,401
01/01/2018 to 12/31/2018	$22.97960	$19.33064	38,995
01/01/2019 to 12/31/2019	$19.33064	$24.53697	24,444
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.51146	$17.40523	770,326
01/01/2011 to 12/31/2011	$17.40523	$14.85307	539,693
01/01/2012 to 12/31/2012	$14.85307	$17.52007	418,206
01/01/2013 to 12/31/2013	$17.52007	$20.44175	328,105
01/01/2014 to 12/31/2014	$20.44175	$18.92607	233,042
01/01/2015 to 12/31/2015	$18.92607	$19.13149	145,776
01/01/2016 to 12/31/2016	$19.13149	$18.04136	115,051
01/01/2017 to 12/31/2017	$18.04136	$23.94549	99,052
01/01/2018 to 12/31/2018	$23.94549	$20.33586	63,542
01/01/2019 to 12/31/2019	$20.33586	$26.32882	51,999
AST International Value Portfolio
01/01/2010 to 12/31/2010	$17.18430	$18.70715	242,130
01/01/2011 to 12/31/2011	$18.70715	$16.03265	186,332
01/01/2012 to 12/31/2012	$16.03265	$18.33176	167,981
01/01/2013 to 12/31/2013	$18.33176	$21.46255	133,132
01/01/2014 to 12/31/2014	$21.46255	$19.62323	98,999
01/01/2015 to 12/31/2015	$19.62323	$19.38786	66,690
01/01/2016 to 12/31/2016	$19.38786	$19.11125	55,806
01/01/2017 to 12/31/2017	$19.11125	$23.00288	54,019
01/01/2018 to 12/31/2018	$23.00288	$18.90306	32,932
01/01/2019 to 12/31/2019	$18.90306	$22.23431	29,363

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.91046	$12.93414	179,010
01/01/2011 to 12/31/2011	$12.93414	$14.25339	1,155,408
01/01/2012 to 12/31/2012	$14.25339	$15.28120	598,595
01/01/2013 to 12/31/2013	$15.28120	$14.49904	316,572
01/01/2014 to 12/31/2014	$14.49904	$15.16532	273,729
01/01/2015 to 12/31/2015	$15.16532	$15.03638	574,855
01/01/2016 to 12/31/2016	$15.03638	$15.35582	696,802
01/01/2017 to 12/31/2017	$15.35582	$15.69851	452,502
01/01/2018 to 12/31/2018	$15.69851	$15.34181	1,038,449
01/01/2019 to 12/31/2019	$15.34181	$16.72353	435,575
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.58568	$9.57654	757,701
01/01/2011 to 12/31/2011	$9.57654	$9.33190	529,972
01/01/2012 to 12/31/2012	$9.33190	$10.38720	453,321
01/01/2013 to 12/31/2013	$10.38720	$11.83680	297,919
01/01/2014 to 12/31/2014	$11.83680	$12.33832	271,708
01/01/2015 to 12/31/2015	$12.33832	$11.96494	179,023
01/01/2016 to 12/31/2016	$11.96494	$12.33791	145,679
01/01/2017 to 12/31/2017	$12.33791	$14.14208	145,918
01/01/2018 to 12/31/2018	$14.14208	$12.83609	63,324
01/01/2019 to 12/31/2019	$12.83609	$15.02356	76,340
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$15.70211	$16.49160	308,762
01/01/2011 to 12/31/2011	$16.49160	$14.68329	235,341
01/01/2012 to 12/31/2012	$14.68329	$17.54191	195,028
01/01/2013 to 12/31/2013	$17.54191	$19.83179	136,441
01/01/2014 to 12/31/2014	$19.83179	$18.19796	109,366
01/01/2015 to 12/31/2015	$18.19796	$17.33559	89,703
01/01/2016 to 12/31/2016	$17.33559	$17.31780	60,293
01/01/2017 to 12/31/2017	$17.31780	$22.00160	50,925
01/01/2018 to 12/31/2018	$22.00160	$17.79285	23,010
01/01/2019 to 12/31/2019	$17.79285	$22.18395	19,252
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$13.94647	$14.66793	1,894,148
01/01/2011 to 12/31/2011	$14.66793	$14.40854	1,406,382
01/01/2012 to 12/31/2012	$14.40854	$15.63358	1,377,143
01/01/2013 to 12/31/2013	$15.63358	$17.01128	937,207
01/01/2014 to 12/31/2014	$17.01128	$17.57955	817,932
01/01/2015 to 12/31/2015	$17.57955	$17.19652	562,943
01/01/2016 to 12/31/2016	$17.19652	$17.50010	369,371
01/01/2017 to 12/31/2017	$17.50010	$19.23353	364,027
01/01/2018 to 12/31/2018	$19.23353	$17.88053	171,222
01/01/2019 to 12/31/2019	$17.88053	$20.08284	164,962
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28581	$11.22085	9,654
01/01/2011 to 12/31/2011	$11.22085	$11.06961	17,491
01/01/2012 to 12/31/2012	$11.06961	$12.49542	16,427
01/01/2013 to 12/31/2013	$12.49542	$16.71450	13,267
01/01/2014 to 12/31/2014	$16.71450	$17.93701	8,989
01/01/2015 to 12/31/2015	$17.93701	$19.44760	12,482
01/01/2016 to 12/31/2016	$19.44760	$18.78049	4,181
01/01/2017 to 12/31/2017	$18.78049	$25.00084	11,491
01/01/2018 to 12/31/2018	$25.00084	$24.10328	2,291
01/01/2019 to 12/31/2019	$24.10328	$31.32245	2,452

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.11747	$14.22086	1,843,523
01/01/2011 to 12/31/2011	$14.22086	$13.80958	1,221,768
01/01/2012 to 12/31/2012	$13.80958	$15.19300	967,575
01/01/2013 to 12/31/2013	$15.19300	$20.34039	679,266
01/01/2014 to 12/31/2014	$20.34039	$22.04451	506,667
01/01/2015 to 12/31/2015	$22.04451	$23.77950	306,319
01/01/2016 to 12/31/2016	$23.77950	$24.60453	220,963
01/01/2017 to 12/31/2017	$24.60453	$32.06892	186,070
01/01/2018 to 12/31/2018	$32.06892	$30.57934	114,333
01/01/2019 to 12/31/2019	$30.57934	$39.44675	84,888
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$16.37137	$17.97692	135,711
01/01/2011 to 12/31/2011	$17.97692	$17.06583	123,103
01/01/2012 to 12/31/2012	$17.06583	$20.58364	114,038
01/01/2013 to 12/31/2013	$20.58364	$25.74639	92,340
01/01/2014 to 12/31/2014	$25.74639	$26.14746	66,825
01/01/2015 to 12/31/2015	$26.14746	$25.24899	46,200
01/01/2016 to 12/31/2016	$25.24899	$26.50490	34,721
01/01/2017 to 12/31/2017	$26.50490	$32.16899	43,029
01/01/2018 to 12/31/2018	$32.16899	$28.51069	18,150
01/01/2019 to 12/31/2019	$28.51069	$36.31088	14,419
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99834	$10.29883	316,890
01/01/2013 to 12/31/2013	$10.29883	$12.00193	267,160
01/01/2014 to 12/31/2014	$12.00193	$12.36632	163,687
01/01/2015 to 12/31/2015	$12.36632	$11.96856	121,401
01/01/2016 to 12/31/2016	$11.96856	$12.23665	106,579
01/01/2017 to 12/31/2017	$12.23665	$13.97044	91,868
01/01/2018 to 12/31/2018	$13.97044	$12.55669	61,034
01/01/2019 to 12/31/2019	$12.55669	$15.10671	48,067
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$11.87872	$13.12956	349,620
01/01/2011 to 12/31/2011	$13.12956	$12.79093	256,619
01/01/2012 to 12/31/2012	$12.79093	$14.67624	253,826
01/01/2013 to 12/31/2013	$14.67624	$19.66233	165,851
01/01/2014 to 12/31/2014	$19.66233	$20.94736	126,187
01/01/2015 to 12/31/2015	$20.94736	$22.01241	91,963
01/01/2016 to 12/31/2016	$22.01241	$21.98543	63,374
01/01/2017 to 12/31/2017	$21.98543	$28.16351	53,765
01/01/2018 to 12/31/2018	$28.16351	$28.19050	26,536
01/01/2019 to 12/31/2019	$28.19050	$38.06396	21,527
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99834	$10.18330	1,665
01/01/2013 to 12/31/2013	$10.18330	$13.42313	13,757
01/01/2014 to 12/31/2014	$13.42313	$14.49885	14,652
01/01/2015 to 12/31/2015	$14.49885	$14.10609	16,000
01/01/2016 to 12/31/2016	$14.10609	$15.68339	17,937
01/01/2017 to 12/31/2017	$15.68339	$18.03575	16,474
01/01/2018 to 12/31/2018	$18.03575	$15.87912	5,784
01/01/2019 to 12/31/2019	$15.87912	$20.12846	4,129

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.22033	$19.04750	361,092
01/01/2011 to 12/31/2011	$19.04750	$18.11131	221,077
01/01/2012 to 12/31/2012	$18.11131	$21.22995	193,150
01/01/2013 to 12/31/2013	$21.22995	$27.50299	156,741
01/01/2014 to 12/31/2014	$27.50299	$30.05988	119,283
01/01/2015 to 12/31/2015	$30.05988	$27.78375	128,180
01/01/2016 to 12/31/2016	$27.78375	$27.67713	99,441
01/01/2017 to 12/31/2017	$27.67713	$34.47364	93,873
01/01/2018 to 12/31/2018	$34.47364	$32.31134	61,838
01/01/2019 to 12/31/2019	$32.31134	$41.21392	43,775
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.07914	$18.24106	452,422
01/01/2011 to 12/31/2011	$18.24106	$17.43263	306,085
01/01/2012 to 12/31/2012	$17.43263	$20.00955	244,921
01/01/2013 to 12/31/2013	$20.00955	$27.84695	194,682
01/01/2014 to 12/31/2014	$27.84695	$31.17900	122,116
01/01/2015 to 12/31/2015	$31.17900	$28.83286	79,029
01/01/2016 to 12/31/2016	$28.83286	$33.40873	64,964
01/01/2017 to 12/31/2017	$33.40873	$37.25719	58,129
01/01/2018 to 12/31/2018	$37.25719	$30.50461	36,207
01/01/2019 to 12/31/2019	$30.50461	$36.17688	25,928
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.08100	$10.88142	414,743
01/01/2011 to 12/31/2011	$10.88142	$8.50227	236,233
01/01/2012 to 12/31/2012	$8.50227	$9.82589	194,466
01/01/2013 to 12/31/2013	$9.82589	$9.65091	108,699
01/01/2014 to 12/31/2014	$9.65091	$9.01490	133,920
01/01/2015 to 12/31/2015	$9.01490	$7.35677	91,128
01/01/2016 to 12/31/2016	$7.35677	$8.10128	60,489
01/01/2017 to 12/31/2017	$8.10128	$10.03393	60,706
01/01/2018 to 12/31/2018	$10.03393	$8.45097	21,669
01/01/2019 to 12/31/2019	$8.45097	$9.38757	24,013
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.49886	$11.37672	6,131,743
01/01/2011 to 12/31/2011	$11.37672	$11.26053	5,324,940
01/01/2012 to 12/31/2012	$11.26053	$12.17982	4,942,223
01/01/2013 to 12/31/2013	$12.17982	$13.03585	3,342,228
01/01/2014 to 12/31/2014	$13.03585	$13.51288	2,596,719
01/01/2015 to 12/31/2015	$13.51288	$13.26162	1,434,107
01/01/2016 to 12/31/2016	$13.26162	$13.71502	900,925
01/01/2017 to 12/31/2017	$13.71502	$14.80307	803,006
01/01/2018 to 12/31/2018	$14.80307	$14.09343	452,853
01/01/2019 to 12/31/2019	$14.09343	$15.84744	442,550
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01826	$10.06446	18,180
01/01/2012 to 12/31/2012	$10.06446	$10.56411	54,264
01/01/2013 to 12/31/2013	$10.56411	$10.11341	22,629
01/01/2014 to 12/31/2014	$10.11341	$10.51182	44,173
01/01/2015 to 12/31/2015	$10.51182	$10.27396	24,015
01/01/2016 to 12/31/2016	$10.27396	$10.49279	27,653
01/01/2017 to 12/31/2017	$10.49279	$10.86662	16,428
01/01/2018 to 12/31/2018	$10.86662	$10.56155	25,623
01/01/2019 to 12/31/2019	$10.56155	$11.35993	30,254

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.18604	$9.54820	4,347,503
01/01/2011 to 12/31/2011	$9.54820	$8.77596	3,235,647
01/01/2012 to 12/31/2012	$8.77596	$9.71139	3,010,039
01/01/2013 to 12/31/2013	$9.71139	$11.13755	2,032,295
01/01/2014 to 12/31/2014	$11.13755	$11.91874	1,586,948
01/01/2015 to 12/31/2015	$11.91874	$11.60877	1,571,479
01/01/2016 to 12/31/2016	$11.60877	$12.52551	1,187,247
01/01/2017 to 12/31/2017	$12.52551	$14.25175	1,578,990
01/01/2018 to 12/31/2018	$14.25175	$12.90438	826,240
01/01/2019 to 12/31/2019	$12.90438	$15.07170	844,389
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99834	$11.64843	655
01/01/2014 to 12/31/2014	$11.64843	$13.15539	0
01/01/2015 to 12/31/2015	$13.15539	$13.09127	0
01/01/2016 to 12/31/2016	$13.09127	$14.22281	298
01/01/2017 to 12/31/2017	$14.22281	$16.92378	91
01/01/2018 to 12/31/2018	$16.92378	$15.39750	993
01/01/2019 to 12/31/2019	$15.39750	$18.89047	1,867
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$10.59341	$11.94386	194,939
01/01/2011 to 12/31/2011	$11.94386	$12.11001	129,020
01/01/2012 to 12/31/2012	$12.11001	$14.09906	122,300
01/01/2013 to 12/31/2013	$14.09906	$18.29793	89,623
01/01/2014 to 12/31/2014	$18.29793	$21.01879	70,776
01/01/2015 to 12/31/2015	$21.01879	$21.23263	44,959
01/01/2016 to 12/31/2016	$21.23263	$23.89826	30,651
01/01/2017 to 12/31/2017	$23.89826	$28.63317	30,956
01/01/2018 to 12/31/2018	$28.63317	$25.75198	18,612
01/01/2019 to 12/31/2019	$25.75198	$31.41135	17,792
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99834	$8.87862	0
01/01/2012 to 12/31/2012	$8.87862	$9.84560	0
01/01/2013 to 12/31/2013	$9.84560	$11.80989	3,254
01/01/2014 to 12/31/2014	$11.80989	$12.32610	0
01/01/2015 to 12/31/2015	$12.32610	$12.09767	0
01/01/2016 to 12/31/2016	$12.09767	$12.60582	16,528
01/01/2017 to 12/31/2017	$12.60582	$14.60176	16,528
01/01/2018 to 12/31/2018	$14.60176	$13.37412	16,528
01/01/2019 to 12/31/2019	$13.37412	$15.88601	16,528
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$18.19702	$23.63739	289,027
01/01/2011 to 12/31/2011	$23.63739	$20.12781	229,446
01/01/2012 to 12/31/2012	$20.12781	$23.68407	178,399
01/01/2013 to 12/31/2013	$23.68407	$32.68317	125,872
01/01/2014 to 12/31/2014	$32.68317	$33.61206	87,600
01/01/2015 to 12/31/2015	$33.61206	$33.37942	54,663
01/01/2016 to 12/31/2016	$33.37942	$35.23191	40,708
01/01/2017 to 12/31/2017	$35.23191	$44.09047	35,288
01/01/2018 to 12/31/2018	$44.09047	$38.51870	21,511
01/01/2019 to 12/31/2019	$38.51870	$51.51999	18,827

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.85003	$15.84235	277,723
01/01/2011 to 12/31/2011	$15.84235	$15.37394	121,709
01/01/2012 to 12/31/2012	$15.37394	$16.90048	82,745
01/01/2013 to 12/31/2013	$16.90048	$22.38826	87,713
01/01/2014 to 12/31/2014	$22.38826	$22.77843	75,036
01/01/2015 to 12/31/2015	$22.77843	$22.49815	52,445
01/01/2016 to 12/31/2016	$22.49815	$24.71200	36,168
01/01/2017 to 12/31/2017	$24.71200	$30.01122	29,728
01/01/2018 to 12/31/2018	$30.01122	$26.93614	16,884
01/01/2019 to 12/31/2019	$26.93614	$34.34849	13,654
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.92305	$18.42624	606,356
01/01/2011 to 12/31/2011	$18.42624	$16.97893	406,275
01/01/2012 to 12/31/2012	$16.97893	$19.66059	305,529
01/01/2013 to 12/31/2013	$19.66059	$26.47374	245,931
01/01/2014 to 12/31/2014	$26.47374	$27.31107	151,655
01/01/2015 to 12/31/2015	$27.31107	$25.61129	105,780
01/01/2016 to 12/31/2016	$25.61129	$32.43041	75,128
01/01/2017 to 12/31/2017	$32.43041	$34.11865	64,873
01/01/2018 to 12/31/2018	$34.11865	$27.72367	44,389
01/01/2019 to 12/31/2019	$27.72367	$33.14090	35,426
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$13.72243	$14.99931	1,851,248
01/01/2011 to 12/31/2011	$14.99931	$14.99144	1,512,633
01/01/2012 to 12/31/2012	$14.99144	$16.67396	1,610,238
01/01/2013 to 12/31/2013	$16.67396	$19.09113	1,289,224
01/01/2014 to 12/31/2014	$19.09113	$19.80937	1,158,332
01/01/2015 to 12/31/2015	$19.80937	$19.42126	823,936
01/01/2016 to 12/31/2016	$19.42126	$20.46959	683,262
01/01/2017 to 12/31/2017	$20.46959	$23.15213	654,504
01/01/2018 to 12/31/2018	$23.15213	$21.47808	348,010
01/01/2019 to 12/31/2019	$21.47808	$25.43604	319,371
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.86950	$14.60622	682,794
01/01/2011 to 12/31/2011	$14.60622	$14.07189	500,066
01/01/2012 to 12/31/2012	$14.07189	$16.21477	434,920
01/01/2013 to 12/31/2013	$16.21477	$22.88668	359,256
01/01/2014 to 12/31/2014	$22.88668	$24.30069	248,872
01/01/2015 to 12/31/2015	$24.30069	$26.09691	171,520
01/01/2016 to 12/31/2016	$26.09691	$26.26629	107,192
01/01/2017 to 12/31/2017	$26.26629	$35.49523	98,102
01/01/2018 to 12/31/2018	$35.49523	$36.12627	54,922
01/01/2019 to 12/31/2019	$36.12627	$45.39837	45,808
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.93430	$14.25285	297,287
01/01/2011 to 12/31/2011	$14.25285	$13.89938	215,671
01/01/2012 to 12/31/2012	$13.89938	$15.44640	198,126
01/01/2013 to 12/31/2013	$15.44640	$20.37968	115,677
01/01/2014 to 12/31/2014	$20.37968	$20.28324	90,845
01/01/2015 to 12/31/2015	$20.28324	$18.67220	58,811
01/01/2016 to 12/31/2016	$18.67220	$19.42113	44,606
01/01/2017 to 12/31/2017	$19.42113	$22.18436	38,101
01/01/2018 to 12/31/2018	$22.18436	$19.62731	14,530
01/01/2019 to 12/31/2019	$19.62731	$24.23010	115,230

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$25.36275	$29.93973	397,202
01/01/2011 to 12/31/2011	$29.93973	$24.96443	213,036
01/01/2012 to 12/31/2012	$24.96443	$25.34922	196,966
01/01/2013 to 12/31/2013	$25.34922	$28.66313	108,243
01/01/2014 to 12/31/2014	$28.66313	$25.74110	98,001
01/01/2015 to 12/31/2015	$25.74110	$20.36924	57,824
01/01/2016 to 12/31/2016	$20.36924	$24.87664	47,706
01/01/2017 to 12/31/2017	$24.87664	$26.89323	44,655
01/01/2018 to 12/31/2018	$26.89323	$21.96365	21,994
01/01/2019 to 12/31/2019	$21.96365	$25.15476	20,651
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.36116	$13.84614	570,160
01/01/2011 to 12/31/2011	$13.84614	$14.12932	482,840
01/01/2012 to 12/31/2012	$14.12932	$14.56985	400,966
01/01/2013 to 12/31/2013	$14.56985	$13.74246	286,204
01/01/2014 to 12/31/2014	$13.74246	$13.54261	184,636
01/01/2015 to 12/31/2015	$13.54261	$12.65888	118,849
01/01/2016 to 12/31/2016	$12.65888	$12.94686	89,930
01/01/2017 to 12/31/2017	$12.94686	$12.94766	83,065
01/01/2018 to 12/31/2018	$12.94766	$12.94095	42,022
01/01/2019 to 12/31/2019	$12.94095	$12.88561	36,899
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.52321	$17.59310	115,520
01/01/2011 to 12/31/2011	$17.59310	$16.64665	81,600
01/01/2012 to 12/31/2012	$16.64665	$19.31656	75,966
01/01/2013 to 12/31/2013	$19.31656	$25.06674	51,347
01/01/2014 to 12/31/2014	$25.06674	$28.24273	49,307
01/01/2015 to 12/31/2015	$28.24273	$25.84870	28,942
01/01/2016 to 12/31/2016	$25.84870	$28.87842	23,135
01/01/2017 to 12/31/2017	$28.87842	$33.54697	20,933
01/01/2018 to 12/31/2018	$33.54697	$27.43967	12,195
01/01/2019 to 12/31/2019	$27.43967	$32.03921	9,104
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.65379	$9.72207	1,218,956
01/01/2011 to 12/31/2011	$9.72207	$9.19865	880,416
01/01/2012 to 12/31/2012	$9.19865	$10.00674	818,131
01/01/2013 to 12/31/2013	$10.00674	$11.81724	616,744
01/01/2014 to 12/31/2014	$11.81724	$12.21831	549,087
01/01/2015 to 12/31/2015	$12.21831	$11.89817	371,387
01/01/2016 to 12/31/2016	$11.89817	$12.42161	216,500
01/01/2017 to 12/31/2017	$12.42161	$13.82874	220,516
01/01/2018 to 12/31/2018	$13.82874	$12.87346	100,161
01/01/2019 to 12/31/2019	$12.87346	$15.20912	79,478
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.13685	$10.70877	651,819
01/01/2011 to 12/31/2011	$10.70877	$11.12710	602,850
01/01/2012 to 12/31/2012	$11.12710	$11.76049	540,991
01/01/2013 to 12/31/2013	$11.76049	$11.35319	435,041
01/01/2014 to 12/31/2014	$11.35319	$11.92691	406,212
01/01/2015 to 12/31/2015	$11.92691	$11.83294	293,232
01/01/2016 to 12/31/2016	$11.83294	$12.19403	207,172
01/01/2017 to 12/31/2017	$12.19403	$12.70463	191,014
01/01/2018 to 12/31/2018	$12.70463	$12.16733	224,306
01/01/2019 to 12/31/2019	$12.16733	$13.39080	197,467

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99288	$9.09989	50,551
01/01/2012 to 12/31/2012	$9.09989	$10.58732	49,135
01/01/2013 to 12/31/2013	$10.58732	$13.59585	63,587
01/01/2014 to 12/31/2014	$13.59585	$15.03324	49,550
01/01/2015 to 12/31/2015	$15.03324	$15.03697	28,925
01/01/2016 to 12/31/2016	$15.03697	$16.92013	27,448
01/01/2017 to 12/31/2017	$16.92013	$18.00462	20,466
01/01/2018 to 12/31/2018	$18.00462	$16.30625	11,167
01/01/2019 to 12/31/2019	$16.30625	$19.98990	8,686
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$13.16862	$13.58850	86,909
01/01/2011 to 12/31/2011	$13.58850	$13.84330	59,858
01/01/2012 to 12/31/2012	$13.84330	$16.40090	62,386
01/01/2013 to 12/31/2013	$16.40090	$22.58951	57,219
01/01/2014 to 12/31/2014	$22.58951	$26.49213	28,376
01/01/2015 to 12/31/2015	$26.49213	$26.78334	19,178
01/01/2016 to 12/31/2016	$26.78334	$23.24061	10,078
01/01/2017 to 12/31/2017	$23.24061	$26.38207	7,837
01/01/2018 to 12/31/2018	$26.38207	$26.08529	2,613
01/01/2019 to 12/31/2019	$26.08529	$33.87289	2,157
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04983	$9.74230	23,190
01/01/2013 to 12/31/2013	$9.74230	$13.08159	19,843
01/01/2014 to 12/31/2014	$13.08159	$13.85016	16,957
01/01/2015 to 12/31/2015	$13.85016	$13.73687	9,162
01/01/2016 to 12/31/2016	$13.73687	$13.56461	5,911
01/01/2017 to 12/31/2017	$13.56461	$16.28422	8,513
01/01/2018 to 12/31/2018	$16.28422	$15.06568	3,800
01/01/2019 to 12/31/2019	$15.06568	$19.83441	3,660
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.57539	$11.38328	0
01/01/2011 to 12/31/2011	$11.38328	$10.59219	0
01/01/2012 to 12/31/2012	$10.59219	$11.55069	0
01/01/2013 to 12/31/2013	$11.55069	$14.16613	0
01/01/2014 to 12/31/2014	$14.16613	$15.41712	0
01/01/2015 to 12/31/2015	$15.41712	$16.13838	0
01/01/2016 to 12/31/2016	$16.13838	$15.69684	0
01/01/2017 to 12/31/2017	$15.69684	$20.78872	0
01/01/2018 to 12/31/2018	$20.78872	$20.27802	0
01/01/2019 to 12/31/2019	$20.27802	$27.00269	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12636	$9.71543	59,150
01/01/2017 to 12/31/2017	$9.71543	$13.43486	56,811
01/01/2018 to 12/31/2018	$13.43486	$10.83322	31,814
01/01/2019 to 12/31/2019	$10.83322	$13.01402	26,929

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$26.19343	$29.23984	92,346
01/01/2011 to 12/31/2011	$29.23984	$20.91959	44,452
01/01/2012 to 12/31/2012	$20.91959	$23.67306	58,039
01/01/2013 to 12/31/2013	$23.67306	$26.67320	33,619
01/01/2014 to 12/31/2014	$26.67320	$25.72959	10,797
01/01/2015 to 12/31/2015	$25.72959	$22.84973	8,084
01/01/2016 to 12/31/2016	$22.84973	$22.53731	6,601
01/01/2017 to 12/31/2017	$22.53731	$29.35013	13,195
01/01/2018 to 12/31/2018	$29.35013	$23.41152	4,119
01/01/2019 to 12/31/2019	$23.41152	$28.97868	5,866
ProFund VP Banks
01/01/2010 to 12/31/2010	$5.41831	$5.75259	23,240
01/01/2011 to 12/31/2011	$5.75259	$4.12942	18,162
01/01/2012 to 12/31/2012	$4.12942	$5.39840	28,066
01/01/2013 to 12/31/2013	$5.39840	$7.06040	12,913
01/01/2014 to 12/31/2014	$7.06040	$7.63714	8,073
01/01/2015 to 12/31/2015	$7.63714	$7.45200	5,996
01/01/2016 to 12/31/2016	$7.45200	$8.99990	17,535
01/01/2017 to 12/31/2017	$8.99990	$10.40090	9,591
01/01/2018 to 12/31/2018	$10.40090	$8.36760	1,590
01/01/2019 to 12/31/2019	$8.36760	$11.18736	1,274
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$15.87446	$20.17706	160,387
01/01/2011 to 12/31/2011	$20.17706	$16.58031	77,913
01/01/2012 to 12/31/2012	$16.58031	$17.62667	68,968
01/01/2013 to 12/31/2013	$17.62667	$20.45813	62,619
01/01/2014 to 12/31/2014	$20.45813	$20.38694	27,975
01/01/2015 to 12/31/2015	$20.38694	$17.19738	11,324
01/01/2016 to 12/31/2016	$17.19738	$19.97090	9,579
01/01/2017 to 12/31/2017	$19.97090	$24.06599	5,657
01/01/2018 to 12/31/2018	$24.06599	$19.41753	4,142
01/01/2019 to 12/31/2019	$19.41753	$22.40082	4,201
ProFund VP Bear
01/01/2010 to 12/31/2010	$5.51054	$4.43914	153,769
01/01/2011 to 12/31/2011	$4.43914	$3.96406	160,825
01/01/2012 to 12/31/2012	$3.96406	$3.23988	220,586
01/01/2013 to 12/31/2013	$3.23988	$2.33200	211,165
01/01/2014 to 12/31/2014	$2.33200	$1.95964	141,944
01/01/2015 to 12/31/2015	$1.95964	$1.82583	121,488
01/01/2016 to 12/31/2016	$1.82583	$1.55576	70,427
01/01/2017 to 12/31/2017	$1.55576	$1.25085	21,982
01/01/2018 to 12/31/2018	$1.25085	$1.27539	10,982
01/01/2019 to 12/31/2019	$1.27539	$0.96310	9,944
ProFund VP Bull
01/01/2010 to 12/31/2010	$10.83802	$11.95730	323,429
01/01/2011 to 12/31/2011	$11.95730	$11.71869	48,635
01/01/2012 to 12/31/2012	$11.71869	$13.07876	42,092
01/01/2013 to 12/31/2013	$13.07876	$16.63119	31,063
01/01/2014 to 12/31/2014	$16.63119	$18.16770	21,468
01/01/2015 to 12/31/2015	$18.16770	$17.72272	14,157
01/01/2016 to 12/31/2016	$17.72272	$19.04712	12,947
01/01/2017 to 12/31/2017	$19.04712	$22.27807	11,068
01/01/2018 to 12/31/2018	$22.27807	$20.48799	13,833
01/01/2019 to 12/31/2019	$20.48799	$25.87715	10,476

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$11.96543	$13.76207	43,586
01/01/2011 to 12/31/2011	$13.76207	$14.42419	41,356
01/01/2012 to 12/31/2012	$14.42419	$15.67008	32,267
01/01/2013 to 12/31/2013	$15.67008	$19.72610	24,901
01/01/2014 to 12/31/2014	$19.72610	$21.30865	23,301
01/01/2015 to 12/31/2015	$21.30865	$21.75189	22,112
01/01/2016 to 12/31/2016	$21.75189	$22.07336	12,454
01/01/2017 to 12/31/2017	$22.07336	$24.89004	5,236
01/01/2018 to 12/31/2018	$24.89004	$20.77908	1,049
01/01/2019 to 12/31/2019	$20.77908	$25.77247	1,091
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$9.75926	$11.61004	120,159
01/01/2011 to 12/31/2011	$11.61004	$12.00405	85,233
01/01/2012 to 12/31/2012	$12.00405	$14.36319	61,929
01/01/2013 to 12/31/2013	$14.36319	$19.68807	47,944
01/01/2014 to 12/31/2014	$19.68807	$21.69857	18,110
01/01/2015 to 12/31/2015	$21.69857	$22.26174	22,870
01/01/2016 to 12/31/2016	$22.26174	$22.73077	11,947
01/01/2017 to 12/31/2017	$22.73077	$26.36925	4,767
01/01/2018 to 12/31/2018	$26.36925	$25.99790	1,603
01/01/2019 to 12/31/2019	$25.99790	$31.75553	85
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$14.39147	$14.47535	236,627
01/01/2011 to 12/31/2011	$14.47535	$12.92577	12,682
01/01/2012 to 12/31/2012	$12.92577	$14.76879	80,673
01/01/2013 to 12/31/2013	$14.76879	$17.60485	59,074
01/01/2014 to 12/31/2014	$17.60485	$15.76078	18,896
01/01/2015 to 12/31/2015	$15.76078	$13.76540	13,798
01/01/2016 to 12/31/2016	$13.76540	$14.54438	16,444
01/01/2017 to 12/31/2017	$14.54438	$17.06415	16,694
01/01/2018 to 12/31/2018	$17.06415	$14.35830	6,816
01/01/2019 to 12/31/2019	$14.35830	$16.57404	11,519
ProFund VP Financials
01/01/2010 to 12/31/2010	$6.82478	$7.41932	179,107
01/01/2011 to 12/31/2011	$7.41932	$6.26537	156,822
01/01/2012 to 12/31/2012	$6.26537	$7.65835	97,961
01/01/2013 to 12/31/2013	$7.65835	$9.91269	89,595
01/01/2014 to 12/31/2014	$9.91269	$10.96929	72,701
01/01/2015 to 12/31/2015	$10.96929	$10.58920	55,214
01/01/2016 to 12/31/2016	$10.58920	$11.96788	33,680
01/01/2017 to 12/31/2017	$11.96788	$13.86277	19,694
01/01/2018 to 12/31/2018	$13.86277	$12.16726	6,948
01/01/2019 to 12/31/2019	$12.16726	$15.53347	5,694
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.77348	$10.85820	91,929
01/01/2011 to 12/31/2011	$10.85820	$11.71755	99,313
01/01/2012 to 12/31/2012	$11.71755	$13.48139	79,172
01/01/2013 to 12/31/2013	$13.48139	$18.46460	66,559
01/01/2014 to 12/31/2014	$18.46460	$22.38395	51,085
01/01/2015 to 12/31/2015	$22.38395	$23.03811	30,864
01/01/2016 to 12/31/2016	$23.03811	$21.66335	19,498
01/01/2017 to 12/31/2017	$21.66335	$25.67254	9,626
01/01/2018 to 12/31/2018	$25.67254	$26.27206	3,015
01/01/2019 to 12/31/2019	$26.27206	$30.73411	2,790

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.14858	$14.73327	125,562
01/01/2011 to 12/31/2011	$14.73327	$14.18132	41,462
01/01/2012 to 12/31/2012	$14.18132	$16.09283	19,837
01/01/2013 to 12/31/2013	$16.09283	$21.79388	19,111
01/01/2014 to 12/31/2014	$21.79388	$22.54916	14,244
01/01/2015 to 12/31/2015	$22.54916	$21.34225	5,437
01/01/2016 to 12/31/2016	$21.34225	$24.58662	5,261
01/01/2017 to 12/31/2017	$24.58662	$29.49345	983
01/01/2018 to 12/31/2018	$29.49345	$25.21097	395
01/01/2019 to 12/31/2019	$25.21097	$32.24073	732
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.15932	$10.22161	67,234
01/01/2011 to 12/31/2011	$10.22161	$8.16027	6,477
01/01/2012 to 12/31/2012	$8.16027	$9.83190	24,094
01/01/2013 to 12/31/2013	$9.83190	$14.28309	26,525
01/01/2014 to 12/31/2014	$14.28309	$14.44903	8,371
01/01/2015 to 12/31/2015	$14.44903	$14.98255	13,603
01/01/2016 to 12/31/2016	$14.98255	$14.74434	5,930
01/01/2017 to 12/31/2017	$14.74434	$17.11663	5,054
01/01/2018 to 12/31/2018	$17.11663	$14.82071	2,677
01/01/2019 to 12/31/2019	$14.82071	$17.42892	3,511
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.23297	$10.24134	208,930
01/01/2011 to 12/31/2011	$10.24134	$10.35103	179,188
01/01/2012 to 12/31/2012	$10.35103	$11.43375	83,338
01/01/2013 to 12/31/2013	$11.43375	$14.64128	64,412
01/01/2014 to 12/31/2014	$14.64128	$16.20339	71,155
01/01/2015 to 12/31/2015	$16.20339	$16.47588	35,221
01/01/2016 to 12/31/2016	$16.47588	$16.95704	17,837
01/01/2017 to 12/31/2017	$16.95704	$20.82210	20,545
01/01/2018 to 12/31/2018	$20.82210	$20.02393	12,027
01/01/2019 to 12/31/2019	$20.02393	$25.29270	9,337
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.15739	$9.02517	73,359
01/01/2011 to 12/31/2011	$9.02517	$8.73170	103,431
01/01/2012 to 12/31/2012	$8.73170	$9.87625	154,329
01/01/2013 to 12/31/2013	$9.87625	$12.57208	83,115
01/01/2014 to 12/31/2014	$12.57208	$13.61111	85,083
01/01/2015 to 12/31/2015	$13.61111	$12.70728	76,102
01/01/2016 to 12/31/2016	$12.70728	$14.37559	40,347
01/01/2017 to 12/31/2017	$14.37559	$15.98163	18,924
01/01/2018 to 12/31/2018	$15.98163	$13.99597	22,715
01/01/2019 to 12/31/2019	$13.99597	$17.79991	9,745
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$13.24202	$16.66521	179,903
01/01/2011 to 12/31/2011	$16.66521	$15.85981	112,247
01/01/2012 to 12/31/2012	$15.85981	$17.93256	67,404
01/01/2013 to 12/31/2013	$17.93256	$22.93850	51,906
01/01/2014 to 12/31/2014	$22.93850	$23.80410	50,231
01/01/2015 to 12/31/2015	$23.80410	$23.39408	14,202
01/01/2016 to 12/31/2016	$23.39408	$25.87953	13,542
01/01/2017 to 12/31/2017	$25.87953	$30.00659	7,597
01/01/2018 to 12/31/2018	$30.00659	$25.88101	7,499
01/01/2019 to 12/31/2019	$25.88101	$31.51207	4,342

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$14.14756	$16.70028	56,607
01/01/2011 to 12/31/2011	$16.70028	$15.72452	57,508
01/01/2012 to 12/31/2012	$15.72452	$17.96198	50,061
01/01/2013 to 12/31/2013	$17.96198	$23.26378	30,380
01/01/2014 to 12/31/2014	$23.26378	$25.12064	11,310
01/01/2015 to 12/31/2015	$25.12064	$22.59348	11,656
01/01/2016 to 12/31/2016	$22.59348	$27.53256	15,660
01/01/2017 to 12/31/2017	$27.53256	$29.84586	3,812
01/01/2018 to 12/31/2018	$29.84586	$25.35883	3,778
01/01/2019 to 12/31/2019	$25.35883	$30.83649	2,486
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$14.05790	$16.29047	46,817
01/01/2011 to 12/31/2011	$16.29047	$16.19771	80,834
01/01/2012 to 12/31/2012	$16.19771	$18.44962	71,926
01/01/2013 to 12/31/2013	$18.44962	$24.27788	55,633
01/01/2014 to 12/31/2014	$24.27788	$27.83849	39,777
01/01/2015 to 12/31/2015	$27.83849	$29.31553	35,573
01/01/2016 to 12/31/2016	$29.31553	$30.24093	10,377
01/01/2017 to 12/31/2017	$30.24093	$38.63953	7,233
01/01/2018 to 12/31/2018	$38.63953	$37.15438	386
01/01/2019 to 12/31/2019	$37.15438	$49.77529	685
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$21.22361	$24.49384	127,926
01/01/2011 to 12/31/2011	$24.49384	$24.54416	81,185
01/01/2012 to 12/31/2012	$24.54416	$24.74890	77,337
01/01/2013 to 12/31/2013	$24.74890	$30.09226	36,739
01/01/2014 to 12/31/2014	$30.09226	$26.28523	31,569
01/01/2015 to 12/31/2015	$26.28523	$19.73844	26,036
01/01/2016 to 12/31/2016	$19.73844	$24.02313	13,719
01/01/2017 to 12/31/2017	$24.02313	$22.79668	5,872
01/01/2018 to 12/31/2018	$22.79668	$17.82046	2,106
01/01/2019 to 12/31/2019	$17.82046	$18.95128	1,675
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.31919	$8.19165	31,433
01/01/2011 to 12/31/2011	$8.19165	$9.32323	76,191
01/01/2012 to 12/31/2012	$9.32323	$10.21944	32,931
01/01/2013 to 12/31/2013	$10.21944	$13.18257	20,057
01/01/2014 to 12/31/2014	$13.18257	$15.42014	17,475
01/01/2015 to 12/31/2015	$15.42014	$15.78321	19,428
01/01/2016 to 12/31/2016	$15.78321	$14.89078	8,289
01/01/2017 to 12/31/2017	$14.89078	$16.10530	7,623
01/01/2018 to 12/31/2018	$16.10530	$14.80303	1,649
01/01/2019 to 12/31/2019	$14.80303	$16.54376	1,715
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$19.14264	$24.93763	128,642
01/01/2011 to 12/31/2011	$24.93763	$19.74363	82,842
01/01/2012 to 12/31/2012	$19.74363	$16.53319	58,494
01/01/2013 to 12/31/2013	$16.53319	$10.05409	40,196
01/01/2014 to 12/31/2014	$10.05409	$7.50125	44,206
01/01/2015 to 12/31/2015	$7.50125	$4.93596	28,981
01/01/2016 to 12/31/2016	$4.93596	$7.53772	18,069
01/01/2017 to 12/31/2017	$7.53772	$7.77731	7,704
01/01/2018 to 12/31/2018	$7.77731	$6.59437	3,028
01/01/2019 to 12/31/2019	$6.59437	$9.43393	6,505

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$12.81358	$15.65813	49,229
01/01/2011 to 12/31/2011	$15.65813	$16.07450	27,887
01/01/2012 to 12/31/2012	$16.07450	$18.45752	30,772
01/01/2013 to 12/31/2013	$18.45752	$18.10496	19,225
01/01/2014 to 12/31/2014	$18.10496	$22.18182	12,255
01/01/2015 to 12/31/2015	$22.18182	$21.80873	7,264
01/01/2016 to 12/31/2016	$21.80873	$22.59736	4,804
01/01/2017 to 12/31/2017	$22.59736	$23.92936	4,318
01/01/2018 to 12/31/2018	$23.92936	$22.11218	903
01/01/2019 to 12/31/2019	$22.11218	$27.46859	1,037
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.66953	$4.66570	480,663
01/01/2011 to 12/31/2011	$4.66570	$2.85778	263,803
01/01/2012 to 12/31/2012	$2.85778	$2.60619	117,444
01/01/2013 to 12/31/2013	$2.60619	$2.97490	261,652
01/01/2014 to 12/31/2014	$2.97490	$2.03316	56,987
01/01/2015 to 12/31/2015	$2.03316	$1.96081	56,603
01/01/2016 to 12/31/2016	$1.96081	$1.82244	107,002
01/01/2017 to 12/31/2017	$1.82244	$1.57346	107,359
01/01/2018 to 12/31/2018	$1.57346	$1.60591	77,923
01/01/2019 to 12/31/2019	$1.60591	$1.29968	74,757
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$3.90263	$3.01426	28,594
01/01/2011 to 12/31/2011	$3.01426	$2.64465	37,552
01/01/2012 to 12/31/2012	$2.64465	$2.10447	11,448
01/01/2013 to 12/31/2013	$2.10447	$1.45594	37,829
01/01/2014 to 12/31/2014	$1.45594	$1.15023	28,466
01/01/2015 to 12/31/2015	$1.15023	$0.98028	65,714
01/01/2016 to 12/31/2016	$0.98028	$0.86410	8,080
01/01/2017 to 12/31/2017	$0.86410	$0.63309	5,696
01/01/2018 to 12/31/2018	$0.63309	$0.60244	1,359
01/01/2019 to 12/31/2019	$0.60244	$0.42473	6,972
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$14.00071	$17.25056	184,353
01/01/2011 to 12/31/2011	$17.25056	$17.12270	80,115
01/01/2012 to 12/31/2012	$17.12270	$18.87414	49,079
01/01/2013 to 12/31/2013	$18.87414	$25.97416	62,531
01/01/2014 to 12/31/2014	$25.97416	$26.00776	29,019
01/01/2015 to 12/31/2015	$26.00776	$25.78650	9,739
01/01/2016 to 12/31/2016	$25.78650	$30.38577	17,664
01/01/2017 to 12/31/2017	$30.38577	$33.64189	16,326
01/01/2018 to 12/31/2018	$33.64189	$31.07035	2,730
01/01/2019 to 12/31/2019	$31.07035	$36.27001	3,653
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$13.47382	$16.12293	119,962
01/01/2011 to 12/31/2011	$16.12293	$15.15275	43,755
01/01/2012 to 12/31/2012	$15.15275	$17.24840	54,224
01/01/2013 to 12/31/2013	$17.24840	$23.27201	60,710
01/01/2014 to 12/31/2014	$23.27201	$24.13255	14,902
01/01/2015 to 12/31/2015	$24.13255	$21.69194	26,423
01/01/2016 to 12/31/2016	$21.69194	$27.37683	22,738
01/01/2017 to 12/31/2017	$27.37683	$29.43635	8,762
01/01/2018 to 12/31/2018	$29.43635	$24.74384	2,779
01/01/2019 to 12/31/2019	$24.74384	$29.72065	2,825

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$9.85810	$11.17655	109,202
01/01/2011 to 12/31/2011	$11.17655	$11.15804	33,727
01/01/2012 to 12/31/2012	$11.15804	$12.74058	41,788
01/01/2013 to 12/31/2013	$12.74058	$13.99274	15,809
01/01/2014 to 12/31/2014	$13.99274	$13.79049	15,473
01/01/2015 to 12/31/2015	$13.79049	$13.72034	9,931
01/01/2016 to 12/31/2016	$13.72034	$16.35894	10,326
01/01/2017 to 12/31/2017	$16.35894	$15.69223	6,006
01/01/2018 to 12/31/2018	$15.69223	$13.05400	864
01/01/2019 to 12/31/2019	$13.05400	$14.68227	356
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.78461	$11.63681	104,863
01/01/2011 to 12/31/2011	$11.63681	$16.36772	108,287
01/01/2012 to 12/31/2012	$16.36772	$16.19578	54,420
01/01/2013 to 12/31/2013	$16.19578	$12.83813	27,833
01/01/2014 to 12/31/2014	$12.83813	$17.16011	36,723
01/01/2015 to 12/31/2015	$17.16011	$15.86813	19,918
01/01/2016 to 12/31/2016	$15.86813	$15.50385	18,791
01/01/2017 to 12/31/2017	$15.50385	$16.63619	6,443
01/01/2018 to 12/31/2018	$16.63619	$15.41759	5,655
01/01/2019 to 12/31/2019	$15.41759	$17.86231	3,567
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$13.85816	$20.32793	99,260
01/01/2011 to 12/31/2011	$20.32793	$17.20284	42,234
01/01/2012 to 12/31/2012	$17.20284	$22.33552	36,031
01/01/2013 to 12/31/2013	$22.33552	$37.34568	25,111
01/01/2014 to 12/31/2014	$37.34568	$42.21393	8,117
01/01/2015 to 12/31/2015	$42.21393	$37.58467	2,653
01/01/2016 to 12/31/2016	$37.58467	$50.79990	2,529
01/01/2017 to 12/31/2017	$50.79990	$64.15494	976
01/01/2018 to 12/31/2018	$64.15494	$46.03476	100
01/01/2019 to 12/31/2019	$46.03476	$66.67386	73
ProFund VP Utilities
01/01/2010 to 12/31/2010	$16.21137	$16.83260	77,564
01/01/2011 to 12/31/2011	$16.83260	$19.38516	89,119
01/01/2012 to 12/31/2012	$19.38516	$19.02342	48,435
01/01/2013 to 12/31/2013	$19.02342	$21.12493	47,642
01/01/2014 to 12/31/2014	$21.12493	$26.06148	36,575
01/01/2015 to 12/31/2015	$26.06148	$23.90495	6,108
01/01/2016 to 12/31/2016	$23.90495	$26.96036	10,728
01/01/2017 to 12/31/2017	$26.96036	$29.23391	3,207
01/01/2018 to 12/31/2018	$29.23391	$29.47220	2,015
01/01/2019 to 12/31/2019	$29.47220	$35.48974	1,449
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$10.92301	$12.20425	36,522
01/01/2011 to 12/31/2011	$12.20425	$10.17656	19,339
01/01/2012 to 12/31/2012	$10.17656	$12.20625	14,587
01/01/2013 to 12/31/2013	$12.20625	$14.21926	7,820
01/01/2014 to 12/31/2014	$14.21926	$13.13838	3,588
01/01/2015 to 12/31/2015	$13.13838	$13.30914	2,956
01/01/2016 to 12/31/2016	$13.30914	$12.57639	2,022
01/01/2017 to 12/31/2017	$12.57639	$16.73976	2,501
01/01/2018 to 12/31/2018	$16.73976	$14.30142	1,952
01/01/2019 to 12/31/2019	$14.30142	$18.55404	1,755

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.67525	$14.09426	111,815
01/01/2011 to 12/31/2011	$14.09426	$12.04609	75,328
01/01/2012 to 12/31/2012	$12.04609	$13.41981	70,838
01/01/2013 to 12/31/2013	$13.41981	$15.77358	51,146
01/01/2014 to 12/31/2014	$15.77358	$14.63877	40,672
01/01/2015 to 12/31/2015	$14.63877	$14.67531	31,807
01/01/2016 to 12/31/2016	$14.67531	$14.85066	22,851
01/01/2017 to 12/31/2017	$14.85066	$18.17245	18,390
01/01/2018 to 12/31/2018	$18.17245	$14.80478	12,615
01/01/2019 to 12/31/2019	$14.80478	$16.75801	13,073
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.09012	$18.99971	20,242
01/01/2011 to 12/31/2011	$18.99971	$17.62288	29,311
01/01/2012 to 12/31/2012	$17.62288	$20.85446	26,757
01/01/2013 to 12/31/2013	$20.85446	$28.65686	31,903
01/01/2014 to 12/31/2014	$28.65686	$29.23166	16,822
01/01/2015 to 12/31/2015	$29.23166	$29.11139	5,063
01/01/2016 to 12/31/2016	$29.11139	$28.74951	3,104
01/01/2017 to 12/31/2017	$28.74951	$38.02455	2,662
01/01/2018 to 12/31/2018	$38.02455	$37.45311	1,681
01/01/2019 to 12/31/2019	$37.45311	$50.42961	1,382
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59317	$12.22825	60,263
01/01/2011 to 12/31/2011	$12.22825	$11.46358	35,186
01/01/2012 to 12/31/2012	$11.46358	$12.14515	21,797
01/01/2013 to 12/31/2013	$12.14515	$17.91968	22,330
01/01/2014 to 12/31/2014	$17.91968	$17.26733	15,359
01/01/2015 to 12/31/2015	$17.26733	$16.47607	16,725
01/01/2016 to 12/31/2016	$16.47607	$17.45591	12,535
01/01/2017 to 12/31/2017	$17.45591	$21.57950	11,394
01/01/2018 to 12/31/2018	$21.57950	$21.45711	9,593
01/01/2019 to 12/31/2019	$21.45711	$26.35032	8,816
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps OR With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps
and Combo 5%/HAV 80 bps - Cliff M&E (2.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.21797	$13.39941	5,268,356
01/01/2011 to 12/31/2011	$13.39941	$12.77617	4,442,063
01/01/2012 to 12/31/2012	$12.77617	$14.08649	4,578,694
01/01/2013 to 12/31/2013	$14.08649	$15.17391	4,010,416
01/01/2014 to 12/31/2014	$15.17391	$15.43037	3,564,839
01/01/2015 to 12/31/2015	$15.43037	$14.62756	2,722,140
01/01/2016 to 12/31/2016	$14.62756	$15.23624	2,402,817
01/01/2017 to 12/31/2017	$15.23624	$16.80300	2,138,577
01/01/2018 to 12/31/2018	$16.80300	$15.11777	1,229,536
01/01/2019 to 12/31/2019	$15.11777	$17.18531	1,187,626
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$12.41496	$13.82727	2,767,854
01/01/2011 to 12/31/2011	$13.82727	$13.55948	2,216,060
01/01/2012 to 12/31/2012	$13.55948	$15.09396	2,607,360
01/01/2013 to 12/31/2013	$15.09396	$17.23247	2,524,109
01/01/2014 to 12/31/2014	$17.23247	$17.91019	2,227,707
01/01/2015 to 12/31/2015	$17.91019	$17.68394	1,952,226
01/01/2016 to 12/31/2016	$17.68394	$18.55333	1,773,743
01/01/2017 to 12/31/2017	$18.55333	$21.25019	1,413,401
01/01/2018 to 12/31/2018	$21.25019	$19.58711	1,069,129
01/01/2019 to 12/31/2019	$19.58711	$23.37947	763,283
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$11.93917	$13.08836	3,252,135
01/01/2011 to 12/31/2011	$13.08836	$12.58766	2,713,258
01/01/2012 to 12/31/2012	$12.58766	$13.59705	2,940,613
01/01/2013 to 12/31/2013	$13.59705	$14.97506	2,549,058
01/01/2014 to 12/31/2014	$14.97506	$15.42201	2,277,389
01/01/2015 to 12/31/2015	$15.42201	$15.08080	2,092,898
01/01/2016 to 12/31/2016	$15.08080	$15.48362	1,793,883
01/01/2017 to 12/31/2017	$15.48362	$17.62913	1,428,369
01/01/2018 to 12/31/2018	$17.62913	$15.90135	903,637
01/01/2019 to 12/31/2019	$15.90135	$18.38637	756,477
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99830	$11.60501	0
01/01/2014 to 12/31/2014	$11.60501	$12.86408	0
01/01/2015 to 12/31/2015	$12.86408	$12.81794	0
01/01/2016 to 12/31/2016	$12.81794	$13.89967	0
01/01/2017 to 12/31/2017	$13.89967	$16.62936	1,094
01/01/2018 to 12/31/2018	$16.62936	$14.96183	1,094
01/01/2019 to 12/31/2019	$14.96183	$17.96415	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.04275	$13.24854	6,540,463
01/01/2011 to 12/31/2011	$13.24854	$12.81964	5,259,707
01/01/2012 to 12/31/2012	$12.81964	$14.12287	5,738,680
01/01/2013 to 12/31/2013	$14.12287	$16.27463	5,800,649
01/01/2014 to 12/31/2014	$16.27463	$16.98056	5,432,988
01/01/2015 to 12/31/2015	$16.98056	$16.71161	4,883,532
01/01/2016 to 12/31/2016	$16.71161	$17.40084	4,511,969
01/01/2017 to 12/31/2017	$17.40084	$19.58583	3,343,717
01/01/2018 to 12/31/2018	$19.58583	$18.23565	2,552,465
01/01/2019 to 12/31/2019	$18.23565	$21.33025	1,654,900
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99830	$9.14186	60,919
01/01/2012 to 12/31/2012	$9.14186	$10.01934	181,581
01/01/2013 to 12/31/2013	$10.01934	$10.87913	254,891
01/01/2014 to 12/31/2014	$10.87913	$11.17777	268,384
01/01/2015 to 12/31/2015	$11.17777	$10.62018	210,251
01/01/2016 to 12/31/2016	$10.62018	$11.12714	192,469
01/01/2017 to 12/31/2017	$11.12714	$12.27425	183,009
01/01/2018 to 12/31/2018	$12.27425	$11.38660	109,445
01/01/2019 to 12/31/2019	$11.38660	$13.11843	98,723
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$10.48455	$10.67009	445,435
01/01/2011 to 12/31/2011	$10.67009	$10.68655	516,157
01/01/2012 to 12/31/2012	$10.68655	$10.95850	572,206
01/01/2013 to 12/31/2013	$10.95850	$10.50054	549,963
01/01/2014 to 12/31/2014	$10.50054	$10.27549	348,779
01/01/2015 to 12/31/2015	$10.27549	$10.11337	283,825
01/01/2016 to 12/31/2016	$10.11337	$10.06902	258,309
01/01/2017 to 12/31/2017	$10.06902	$10.03147	216,737
01/01/2018 to 12/31/2018	$10.03147	$9.89801	151,102
01/01/2019 to 12/31/2019	$9.89801	$10.14319	132,112
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.05200	$11.66091	4,831,426
01/01/2011 to 12/31/2011	$11.66091	$11.78533	3,763,460
01/01/2012 to 12/31/2012	$11.78533	$12.61951	4,344,963
01/01/2013 to 12/31/2013	$12.61951	$12.13375	4,224,268
01/01/2014 to 12/31/2014	$12.13375	$12.38788	3,491,513
01/01/2015 to 12/31/2015	$12.38788	$11.87815	2,931,445
01/01/2016 to 12/31/2016	$11.87815	$12.12713	2,627,795
01/01/2017 to 12/31/2017	$12.12713	$12.39734	2,303,220
01/01/2018 to 12/31/2018	$12.39734	$12.06160	1,703,440
01/01/2019 to 12/31/2019	$12.06160	$12.90418	1,368,318
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.57703	$10.44644	0
01/01/2011 to 12/31/2011	$10.44644	$11.86706	0
01/01/2012 to 12/31/2012	$11.86706	$12.30452	0
01/01/2013 to 12/31/2013	$12.30452	$11.46998	0
01/01/2014 to 12/31/2014	$11.46998	$11.71391	0
01/01/2015 to 12/31/2015	$11.71391	$11.59674	0
01/01/2016 to 12/31/2016	$11.59674	$11.52380	0
01/01/2017 to 12/31/2017	$11.52380	$11.37409	980
01/01/2018 to 12/31/2018	$11.37409	$11.20236	9,655
01/01/2019 to 12/31/2019	$11.20236	$11.12590	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.25198	$10.13572	0
01/01/2011 to 12/31/2011	$10.13572	$11.78243	0
01/01/2012 to 12/31/2012	$11.78243	$12.26990	0
01/01/2013 to 12/31/2013	$12.26990	$11.23524	0
01/01/2014 to 12/31/2014	$11.23524	$11.68273	0
01/01/2015 to 12/31/2015	$11.68273	$11.61798	0
01/01/2016 to 12/31/2016	$11.61798	$11.60303	0
01/01/2017 to 12/31/2017	$11.60303	$11.46637	13,446
01/01/2018 to 12/31/2018	$11.46637	$11.26263	14,662
01/01/2019 to 12/31/2019	$11.26263	$11.41768	41,194
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99773	$10.98026	0
01/01/2011 to 12/31/2011	$10.98026	$12.93900	0
01/01/2012 to 12/31/2012	$12.93900	$13.53446	0
01/01/2013 to 12/31/2013	$13.53446	$12.32897	0
01/01/2014 to 12/31/2014	$12.32897	$13.00387	428
01/01/2015 to 12/31/2015	$13.00387	$12.96440	613
01/01/2016 to 12/31/2016	$12.96440	$12.95753	726
01/01/2017 to 12/31/2017	$12.95753	$12.89312	6,410
01/01/2018 to 12/31/2018	$12.89312	$12.63598	8,587
01/01/2019 to 12/31/2019	$12.63598	$13.00413	10,610
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99830	$11.99002	0
01/01/2012 to 12/31/2012	$11.99002	$12.43055	0
01/01/2013 to 12/31/2013	$12.43055	$10.98908	0
01/01/2014 to 12/31/2014	$10.98908	$11.87996	0
01/01/2015 to 12/31/2015	$11.87996	$11.88030	0
01/01/2016 to 12/31/2016	$11.88030	$11.84983	0
01/01/2017 to 12/31/2017	$11.84983	$11.78964	1,488
01/01/2018 to 12/31/2018	$11.78964	$11.52964	1,560
01/01/2019 to 12/31/2019	$11.52964	$11.95858	3,588
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99774	$10.37249	0
01/01/2013 to 12/31/2013	$10.37249	$9.12368	0
01/01/2014 to 12/31/2014	$9.12368	$10.06432	0
01/01/2015 to 12/31/2015	$10.06432	$10.12484	0
01/01/2016 to 12/31/2016	$10.12484	$10.10721	0
01/01/2017 to 12/31/2017	$10.10721	$10.06837	3,398
01/01/2018 to 12/31/2018	$10.06837	$9.83485	0
01/01/2019 to 12/31/2019	$9.83485	$10.26023	125,544
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99887	$8.72726	0
01/01/2014 to 12/31/2014	$8.72726	$9.79563	0
01/01/2015 to 12/31/2015	$9.79563	$9.86740	0
01/01/2016 to 12/31/2016	$9.86740	$9.84975	0
01/01/2017 to 12/31/2017	$9.84975	$9.81076	0
01/01/2018 to 12/31/2018	$9.81076	$9.54676	0
01/01/2019 to 12/31/2019	$9.54676	$10.09501	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99887	$11.27417	0
01/01/2015 to 12/31/2015	$11.27417	$11.26376	0
01/01/2016 to 12/31/2016	$11.26376	$11.30605	0
01/01/2017 to 12/31/2017	$11.30605	$11.27745	0
01/01/2018 to 12/31/2018	$11.27745	$10.96390	3,332
01/01/2019 to 12/31/2019	$10.96390	$11.67532	6,362

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99887	$9.91252	0
01/01/2016 to 12/31/2016	$9.91252	$9.91141	0
01/01/2017 to 12/31/2017	$9.91141	$9.94374	53,713
01/01/2018 to 12/31/2018	$9.94374	$9.63760	42,254
01/01/2019 to 12/31/2019	$9.63760	$10.38686	139,625
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99774	$9.85432	0
01/01/2017 to 12/31/2017	$9.85432	$9.91195	2,418
01/01/2018 to 12/31/2018	$9.91195	$9.58554	153,759
01/01/2019 to 12/31/2019	$9.58554	$10.39246	82,738
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99773	$10.01119	0
01/01/2018 to 12/31/2018	$10.01119	$9.60332	1,928
01/01/2019 to 12/31/2019	$9.60332	$10.49663	3,114
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99773	$9.63714	0
01/01/2019 to 12/31/2019	$9.63714	$10.60044	412
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99887	$11.20549	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.31159	$13.67227	4,979,410
01/01/2011 to 12/31/2011	$13.67227	$13.06742	3,397,925
01/01/2012 to 12/31/2012	$13.06742	$14.55551	4,089,027
01/01/2013 to 12/31/2013	$14.55551	$17.49083	4,672,956
01/01/2014 to 12/31/2014	$17.49083	$18.33063	4,467,350
01/01/2015 to 12/31/2015	$18.33063	$18.05057	4,176,279
01/01/2016 to 12/31/2016	$18.05057	$18.89015	3,843,017
01/01/2017 to 12/31/2017	$18.89015	$21.81428	3,509,767
01/01/2018 to 12/31/2018	$21.81428	$20.03620	2,693,183
01/01/2019 to 12/31/2019	$20.03620	$23.99164	2,124,591
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99830	$11.62256	44,622
01/01/2014 to 12/31/2014	$11.62256	$12.93379	64,381
01/01/2015 to 12/31/2015	$12.93379	$12.21616	40,428
01/01/2016 to 12/31/2016	$12.21616	$13.74858	109,306
01/01/2017 to 12/31/2017	$13.74858	$15.94601	107,786
01/01/2018 to 12/31/2018	$15.94601	$14.87303	74,025
01/01/2019 to 12/31/2019	$14.87303	$19.08886	54,801
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$13.93707	$16.40903	89,121
01/01/2011 to 12/31/2011	$16.40903	$15.26310	73,059
01/01/2012 to 12/31/2012	$15.26310	$18.95705	105,274
01/01/2013 to 12/31/2013	$18.95705	$19.37570	118,189
01/01/2014 to 12/31/2014	$19.37570	$21.62107	93,859
01/01/2015 to 12/31/2015	$21.62107	$21.15884	70,753
01/01/2016 to 12/31/2016	$21.15884	$20.91167	55,927
01/01/2017 to 12/31/2017	$20.91167	$22.71406	48,988
01/01/2018 to 12/31/2018	$22.71406	$21.19817	26,923
01/01/2019 to 12/31/2019	$21.19817	$25.98082	22,364

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.51318	$18.29462	140,193
01/01/2011 to 12/31/2011	$18.29462	$19.10114	108,337
01/01/2012 to 12/31/2012	$19.10114	$21.58056	141,232
01/01/2013 to 12/31/2013	$21.58056	$21.80036	139,424
01/01/2014 to 12/31/2014	$21.80036	$27.95488	132,976
01/01/2015 to 12/31/2015	$27.95488	$28.70830	114,264
01/01/2016 to 12/31/2016	$28.70830	$29.47539	107,255
01/01/2017 to 12/31/2017	$29.47539	$30.67600	99,277
01/01/2018 to 12/31/2018	$30.67600	$28.61516	71,899
01/01/2019 to 12/31/2019	$28.61516	$36.77835	55,346
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$12.29837	$13.77665	2,940,865
01/01/2011 to 12/31/2011	$13.77665	$13.29159	2,235,838
01/01/2012 to 12/31/2012	$13.29159	$14.40325	2,337,350
01/01/2013 to 12/31/2013	$14.40325	$16.19043	2,299,222
01/01/2014 to 12/31/2014	$16.19043	$16.35834	2,047,404
01/01/2015 to 12/31/2015	$16.35834	$16.18174	1,820,250
01/01/2016 to 12/31/2016	$16.18174	$16.52496	1,593,504
01/01/2017 to 12/31/2017	$16.52496	$18.85341	1,407,168
01/01/2018 to 12/31/2018	$18.85341	$17.03467	918,491
01/01/2019 to 12/31/2019	$17.03467	$20.02265	775,347
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$11.86088	$12.96522	2,972,193
01/01/2011 to 12/31/2011	$12.96522	$12.63542	2,477,264
01/01/2012 to 12/31/2012	$12.63542	$13.62976	2,575,441
01/01/2013 to 12/31/2013	$13.62976	$14.66153	2,365,197
01/01/2014 to 12/31/2014	$14.66153	$14.94134	2,145,234
01/01/2015 to 12/31/2015	$14.94134	$14.50203	1,831,846
01/01/2016 to 12/31/2016	$14.50203	$14.95203	1,583,002
01/01/2017 to 12/31/2017	$14.95203	$16.44538	1,377,548
01/01/2018 to 12/31/2018	$16.44538	$14.96964	811,941
01/01/2019 to 12/31/2019	$14.96964	$17.01209	769,752
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.76069	$15.84486	244,303
01/01/2011 to 12/31/2011	$15.84486	$15.72264	167,171
01/01/2012 to 12/31/2012	$15.72264	$17.81609	188,409
01/01/2013 to 12/31/2013	$17.81609	$24.22423	213,714
01/01/2014 to 12/31/2014	$24.22423	$25.43556	211,826
01/01/2015 to 12/31/2015	$25.43556	$23.54522	184,051
01/01/2016 to 12/31/2016	$23.54522	$28.67100	177,649
01/01/2017 to 12/31/2017	$28.67100	$31.50779	148,966
01/01/2018 to 12/31/2018	$31.50779	$26.51811	104,410
01/01/2019 to 12/31/2019	$26.51811	$31.85425	86,446
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.86832	$9.66833	1,224,819
01/01/2011 to 12/31/2011	$9.66833	$9.47260	1,340,106
01/01/2012 to 12/31/2012	$9.47260	$9.27842	1,146,782
01/01/2013 to 12/31/2013	$9.27842	$9.08818	638,166
01/01/2014 to 12/31/2014	$9.08818	$8.90184	761,313
01/01/2015 to 12/31/2015	$8.90184	$8.71933	724,095
01/01/2016 to 12/31/2016	$8.71933	$8.54108	603,989
01/01/2017 to 12/31/2017	$8.54108	$8.39514	430,693
01/01/2018 to 12/31/2018	$8.39514	$8.32900	348,019
01/01/2019 to 12/31/2019	$8.32900	$8.29626	188,783

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$12.51792	$13.91660	338,616
01/01/2011 to 12/31/2011	$13.91660	$14.06430	304,128
01/01/2012 to 12/31/2012	$14.06430	$15.68695	401,139
01/01/2013 to 12/31/2013	$15.68695	$16.46863	360,518
01/01/2014 to 12/31/2014	$16.46863	$16.54361	348,525
01/01/2015 to 12/31/2015	$16.54361	$15.62701	272,120
01/01/2016 to 12/31/2016	$15.62701	$17.66419	236,302
01/01/2017 to 12/31/2017	$17.66419	$18.59586	198,341
01/01/2018 to 12/31/2018	$18.59586	$17.85079	132,917
01/01/2019 to 12/31/2019	$17.85079	$20.16001	100,292
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.73478	$14.11529	62,582
01/01/2011 to 12/31/2011	$14.11529	$13.24781	48,285
01/01/2012 to 12/31/2012	$13.24781	$15.16693	61,639
01/01/2013 to 12/31/2013	$15.16693	$20.77804	148,729
01/01/2014 to 12/31/2014	$20.77804	$23.14984	169,100
01/01/2015 to 12/31/2015	$23.14984	$20.89831	141,740
01/01/2016 to 12/31/2016	$20.89831	$24.54175	147,712
01/01/2017 to 12/31/2017	$24.54175	$28.65392	129,543
01/01/2018 to 12/31/2018	$28.65392	$24.09160	117,058
01/01/2019 to 12/31/2019	$24.09160	$30.56468	84,049
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$13.27294	$14.88574	190,802
01/01/2011 to 12/31/2011	$14.88574	$12.69655	126,232
01/01/2012 to 12/31/2012	$12.69655	$14.96878	138,669
01/01/2013 to 12/31/2013	$14.96878	$17.45611	193,582
01/01/2014 to 12/31/2014	$17.45611	$16.15352	203,169
01/01/2015 to 12/31/2015	$16.15352	$16.32043	191,121
01/01/2016 to 12/31/2016	$16.32043	$15.38262	166,615
01/01/2017 to 12/31/2017	$15.38262	$20.40633	151,810
01/01/2018 to 12/31/2018	$20.40633	$17.32136	134,705
01/01/2019 to 12/31/2019	$17.32136	$22.41448	109,374
AST International Value Portfolio
01/01/2010 to 12/31/2010	$13.10445	$14.25859	144,510
01/01/2011 to 12/31/2011	$14.25859	$12.21383	113,957
01/01/2012 to 12/31/2012	$12.21383	$13.95822	132,810
01/01/2013 to 12/31/2013	$13.95822	$16.33361	141,111
01/01/2014 to 12/31/2014	$16.33361	$14.92620	149,904
01/01/2015 to 12/31/2015	$14.92620	$14.73969	135,310
01/01/2016 to 12/31/2016	$14.73969	$14.52202	116,024
01/01/2017 to 12/31/2017	$14.52202	$17.47031	103,424
01/01/2018 to 12/31/2018	$17.47031	$14.34915	63,795
01/01/2019 to 12/31/2019	$14.34915	$16.86923	47,363
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$10.84732	$11.77363	41,606
01/01/2011 to 12/31/2011	$11.77363	$12.96784	14,508,528
01/01/2012 to 12/31/2012	$12.96784	$13.89578	5,830,488
01/01/2013 to 12/31/2013	$13.89578	$13.17779	1,541,523
01/01/2014 to 12/31/2014	$13.17779	$13.77631	1,479,647
01/01/2015 to 12/31/2015	$13.77631	$13.65217	5,435,546
01/01/2016 to 12/31/2016	$13.65217	$13.93515	6,359,054
01/01/2017 to 12/31/2017	$13.93515	$14.23895	2,571,928
01/01/2018 to 12/31/2018	$14.23895	$13.90830	9,305,130
01/01/2019 to 12/31/2019	$13.90830	$15.15318	1,973,712

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$12.24956	$13.65638	2,578,775
01/01/2011 to 12/31/2011	$13.65638	$13.30069	2,017,904
01/01/2012 to 12/31/2012	$13.30069	$14.79721	2,313,211
01/01/2013 to 12/31/2013	$14.79721	$16.85384	2,215,627
01/01/2014 to 12/31/2014	$16.85384	$17.55913	2,052,971
01/01/2015 to 12/31/2015	$17.55913	$17.01900	1,826,148
01/01/2016 to 12/31/2016	$17.01900	$17.54067	1,627,617
01/01/2017 to 12/31/2017	$17.54067	$20.09541	1,508,828
01/01/2018 to 12/31/2018	$20.09541	$18.23019	985,871
01/01/2019 to 12/31/2019	$18.23019	$21.32602	833,078
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.59068	$14.26670	327,702
01/01/2011 to 12/31/2011	$14.26670	$12.69588	244,121
01/01/2012 to 12/31/2012	$12.69588	$15.15982	272,580
01/01/2013 to 12/31/2013	$15.15982	$17.13007	294,019
01/01/2014 to 12/31/2014	$17.13007	$15.71085	283,912
01/01/2015 to 12/31/2015	$15.71085	$14.95868	235,450
01/01/2016 to 12/31/2016	$14.95868	$14.93584	216,654
01/01/2017 to 12/31/2017	$14.93584	$18.96584	176,569
01/01/2018 to 12/31/2018	$18.96584	$15.32995	132,833
01/01/2019 to 12/31/2019	$15.32995	$19.10352	102,126
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.66852	$12.26579	2,138,295
01/01/2011 to 12/31/2011	$12.26579	$12.04272	1,742,125
01/01/2012 to 12/31/2012	$12.04272	$13.05998	1,782,261
01/01/2013 to 12/31/2013	$13.05998	$14.20349	1,629,043
01/01/2014 to 12/31/2014	$14.20349	$14.67041	1,470,602
01/01/2015 to 12/31/2015	$14.67041	$14.34340	1,288,545
01/01/2016 to 12/31/2016	$14.34340	$14.58931	1,132,413
01/01/2017 to 12/31/2017	$14.58931	$16.02625	920,505
01/01/2018 to 12/31/2018	$16.02625	$14.89124	670,588
01/01/2019 to 12/31/2019	$14.89124	$16.71678	399,129
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28511	$11.21447	55,900
01/01/2011 to 12/31/2011	$11.21447	$11.05769	50,517
01/01/2012 to 12/31/2012	$11.05769	$12.47550	72,952
01/01/2013 to 12/31/2013	$12.47550	$16.67927	63,560
01/01/2014 to 12/31/2014	$16.67927	$17.89006	74,641
01/01/2015 to 12/31/2015	$17.89006	$19.38687	128,547
01/01/2016 to 12/31/2016	$19.38687	$18.71228	99,887
01/01/2017 to 12/31/2017	$18.71228	$24.89742	110,263
01/01/2018 to 12/31/2018	$24.89742	$23.99133	83,283
01/01/2019 to 12/31/2019	$23.99133	$31.16099	81,261
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.71673	$14.91645	248,348
01/01/2011 to 12/31/2011	$14.91645	$14.47760	196,229
01/01/2012 to 12/31/2012	$14.47760	$15.91975	216,704
01/01/2013 to 12/31/2013	$15.91975	$21.30260	203,484
01/01/2014 to 12/31/2014	$21.30260	$23.07553	389,852
01/01/2015 to 12/31/2015	$23.07553	$24.87902	269,816
01/01/2016 to 12/31/2016	$24.87902	$25.72913	250,102
01/01/2017 to 12/31/2017	$25.72913	$33.51770	204,759
01/01/2018 to 12/31/2018	$33.51770	$31.94445	146,821
01/01/2019 to 12/31/2019	$31.94445	$41.18670	97,095

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.36731	$14.67077	318,815
01/01/2011 to 12/31/2011	$14.67077	$13.92025	265,882
01/01/2012 to 12/31/2012	$13.92025	$16.78112	290,380
01/01/2013 to 12/31/2013	$16.78112	$20.97942	349,030
01/01/2014 to 12/31/2014	$20.97942	$21.29541	331,788
01/01/2015 to 12/31/2015	$21.29541	$20.55320	318,754
01/01/2016 to 12/31/2016	$20.55320	$21.56456	288,711
01/01/2017 to 12/31/2017	$21.56456	$26.15968	259,428
01/01/2018 to 12/31/2018	$26.15968	$23.17286	208,220
01/01/2019 to 12/31/2019	$23.17286	$29.49747	174,521
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99830	$10.29518	307,264
01/01/2013 to 12/31/2013	$10.29518	$11.99152	480,527
01/01/2014 to 12/31/2014	$11.99152	$12.34924	356,410
01/01/2015 to 12/31/2015	$12.34924	$11.94593	338,935
01/01/2016 to 12/31/2016	$11.94593	$12.20738	331,555
01/01/2017 to 12/31/2017	$12.20738	$13.92998	295,668
01/01/2018 to 12/31/2018	$13.92998	$12.51390	208,263
01/01/2019 to 12/31/2019	$12.51390	$15.04752	168,426
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.15339	$13.42624	164,734
01/01/2011 to 12/31/2011	$13.42624	$13.07331	109,155
01/01/2012 to 12/31/2012	$13.07331	$14.99256	145,038
01/01/2013 to 12/31/2013	$14.99256	$20.07585	191,611
01/01/2014 to 12/31/2014	$20.07585	$21.37708	194,763
01/01/2015 to 12/31/2015	$21.37708	$22.45244	162,231
01/01/2016 to 12/31/2016	$22.45244	$22.41357	148,923
01/01/2017 to 12/31/2017	$22.41357	$28.69745	154,931
01/01/2018 to 12/31/2018	$28.69745	$28.71019	96,111
01/01/2019 to 12/31/2019	$28.71019	$38.74606	62,187
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99830	$10.18139	2,319
01/01/2013 to 12/31/2013	$10.18139	$13.41389	64,378
01/01/2014 to 12/31/2014	$13.41389	$14.48140	61,666
01/01/2015 to 12/31/2015	$14.48140	$14.08193	87,176
01/01/2016 to 12/31/2016	$14.08193	$15.64863	116,828
01/01/2017 to 12/31/2017	$15.64863	$17.98666	116,613
01/01/2018 to 12/31/2018	$17.98666	$15.82783	63,638
01/01/2019 to 12/31/2019	$15.82783	$20.05319	72,196
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.48651	$15.82914	479,051
01/01/2011 to 12/31/2011	$15.82914	$15.04348	315,046
01/01/2012 to 12/31/2012	$15.04348	$17.62478	365,162
01/01/2013 to 12/31/2013	$17.62478	$22.82105	408,372
01/01/2014 to 12/31/2014	$22.82105	$24.92999	368,878
01/01/2015 to 12/31/2015	$24.92999	$23.03051	467,454
01/01/2016 to 12/31/2016	$23.03051	$22.93047	419,853
01/01/2017 to 12/31/2017	$22.93047	$28.54686	356,686
01/01/2018 to 12/31/2018	$28.54686	$26.74246	284,106
01/01/2019 to 12/31/2019	$26.74246	$34.09333	198,224

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.71879	$16.58691	159,478
01/01/2011 to 12/31/2011	$16.58691	$15.84375	101,521
01/01/2012 to 12/31/2012	$15.84375	$18.17654	116,165
01/01/2013 to 12/31/2013	$18.17654	$25.28318	181,175
01/01/2014 to 12/31/2014	$25.28318	$28.29395	197,534
01/01/2015 to 12/31/2015	$28.29395	$26.15164	148,315
01/01/2016 to 12/31/2016	$26.15164	$30.28659	155,255
01/01/2017 to 12/31/2017	$30.28659	$33.75808	138,886
01/01/2018 to 12/31/2018	$33.75808	$27.62557	99,642
01/01/2019 to 12/31/2019	$27.62557	$32.74574	90,524
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$14.79792	$17.72270	436,193
01/01/2011 to 12/31/2011	$17.72270	$13.84067	289,962
01/01/2012 to 12/31/2012	$13.84067	$15.98721	331,490
01/01/2013 to 12/31/2013	$15.98721	$15.69426	384,522
01/01/2014 to 12/31/2014	$15.69426	$14.65261	360,829
01/01/2015 to 12/31/2015	$14.65261	$11.95141	311,804
01/01/2016 to 12/31/2016	$11.95141	$13.15417	287,780
01/01/2017 to 12/31/2017	$13.15417	$16.28412	251,546
01/01/2018 to 12/31/2018	$16.28412	$13.70812	178,553
01/01/2019 to 12/31/2019	$13.70812	$15.21947	109,096
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.60854	$12.57271	5,926,854
01/01/2011 to 12/31/2011	$12.57271	$12.43805	5,416,351
01/01/2012 to 12/31/2012	$12.43805	$13.44660	5,373,438
01/01/2013 to 12/31/2013	$13.44660	$14.38438	4,701,893
01/01/2014 to 12/31/2014	$14.38438	$14.90324	4,178,751
01/01/2015 to 12/31/2015	$14.90324	$14.61868	3,761,794
01/01/2016 to 12/31/2016	$14.61868	$15.11091	3,348,146
01/01/2017 to 12/31/2017	$15.11091	$16.30147	2,530,726
01/01/2018 to 12/31/2018	$16.30147	$15.51200	1,886,014
01/01/2019 to 12/31/2019	$15.51200	$17.43365	1,431,839
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01822	$10.06358	5,856
01/01/2012 to 12/31/2012	$10.06358	$10.55780	16,720
01/01/2013 to 12/31/2013	$10.55780	$10.10211	34,959
01/01/2014 to 12/31/2014	$10.10211	$10.49484	158,431
01/01/2015 to 12/31/2015	$10.49484	$10.25215	192,930
01/01/2016 to 12/31/2016	$10.25215	$10.46512	276,647
01/01/2017 to 12/31/2017	$10.46512	$10.83250	235,947
01/01/2018 to 12/31/2018	$10.83250	$10.52292	162,292
01/01/2019 to 12/31/2019	$10.52292	$11.31269	161,464
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$12.15802	$14.17386	4,857,162
01/01/2011 to 12/31/2011	$14.17386	$13.02098	2,999,201
01/01/2012 to 12/31/2012	$13.02098	$14.40143	3,537,756
01/01/2013 to 12/31/2013	$14.40143	$16.50792	3,483,680
01/01/2014 to 12/31/2014	$16.50792	$17.65667	3,438,136
01/01/2015 to 12/31/2015	$17.65667	$17.18876	5,841,407
01/01/2016 to 12/31/2016	$17.18876	$18.53682	5,317,665
01/01/2017 to 12/31/2017	$18.53682	$21.08059	6,712,634
01/01/2018 to 12/31/2018	$21.08059	$19.07779	4,453,104
01/01/2019 to 12/31/2019	$19.07779	$22.27055	3,865,020

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99830	$11.64448	1,379
01/01/2014 to 12/31/2014	$11.64448	$13.14429	2,786
01/01/2015 to 12/31/2015	$13.14429	$13.07342	1,246
01/01/2016 to 12/31/2016	$13.07342	$14.19625	438
01/01/2017 to 12/31/2017	$14.19625	$16.88364	263
01/01/2018 to 12/31/2018	$16.88364	$15.35300	0
01/01/2019 to 12/31/2019	$15.35300	$18.82623	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$12.80820	$14.43373	55,005
01/01/2011 to 12/31/2011	$14.43373	$14.62708	40,224
01/01/2012 to 12/31/2012	$14.62708	$17.02093	59,406
01/01/2013 to 12/31/2013	$17.02093	$22.07851	88,184
01/01/2014 to 12/31/2014	$22.07851	$25.34846	209,746
01/01/2015 to 12/31/2015	$25.34846	$25.59336	155,424
01/01/2016 to 12/31/2016	$25.59336	$28.79186	144,790
01/01/2017 to 12/31/2017	$28.79186	$34.47875	123,232
01/01/2018 to 12/31/2018	$34.47875	$30.99332	83,665
01/01/2019 to 12/31/2019	$30.99332	$37.78519	59,549
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99830	$8.87562	0
01/01/2012 to 12/31/2012	$8.87562	$9.83727	0
01/01/2013 to 12/31/2013	$9.83727	$11.79379	0
01/01/2014 to 12/31/2014	$11.79379	$12.30302	0
01/01/2015 to 12/31/2015	$12.30302	$12.06888	8,317
01/01/2016 to 12/31/2016	$12.06888	$12.56950	8,314
01/01/2017 to 12/31/2017	$12.56950	$14.55225	95
01/01/2018 to 12/31/2018	$14.55225	$13.32189	95
01/01/2019 to 12/31/2019	$13.32189	$15.81575	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.98525	$16.85880	159,307
01/01/2011 to 12/31/2011	$16.85880	$14.34838	162,590
01/01/2012 to 12/31/2012	$14.34838	$16.87494	185,037
01/01/2013 to 12/31/2013	$16.87494	$23.27490	203,932
01/01/2014 to 12/31/2014	$23.27490	$23.92419	191,068
01/01/2015 to 12/31/2015	$23.92419	$23.74660	149,491
01/01/2016 to 12/31/2016	$23.74660	$25.05177	134,123
01/01/2017 to 12/31/2017	$25.05177	$31.33471	111,980
01/01/2018 to 12/31/2018	$31.33471	$27.36088	82,866
01/01/2019 to 12/31/2019	$27.36088	$36.57737	72,517
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.13600	$17.55264	200,848
01/01/2011 to 12/31/2011	$17.55264	$17.02502	93,921
01/01/2012 to 12/31/2012	$17.02502	$18.70592	129,175
01/01/2013 to 12/31/2013	$18.70592	$24.76740	185,650
01/01/2014 to 12/31/2014	$24.76740	$25.18616	166,221
01/01/2015 to 12/31/2015	$25.18616	$24.86366	176,058
01/01/2016 to 12/31/2016	$24.86366	$27.29637	155,901
01/01/2017 to 12/31/2017	$27.29637	$33.13315	147,769
01/01/2018 to 12/31/2018	$33.13315	$29.72288	129,662
01/01/2019 to 12/31/2019	$29.72288	$37.88269	110,488

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.94330	$15.97368	123,286
01/01/2011 to 12/31/2011	$15.97368	$14.71151	78,005
01/01/2012 to 12/31/2012	$14.71151	$17.02633	91,160
01/01/2013 to 12/31/2013	$17.02633	$22.91507	111,866
01/01/2014 to 12/31/2014	$22.91507	$23.62777	98,112
01/01/2015 to 12/31/2015	$23.62777	$22.14584	74,125
01/01/2016 to 12/31/2016	$22.14584	$28.02809	77,713
01/01/2017 to 12/31/2017	$28.02809	$29.47221	68,474
01/01/2018 to 12/31/2018	$29.47221	$23.93584	54,929
01/01/2019 to 12/31/2019	$23.93584	$28.59832	36,283
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.14754	$13.27107	3,684,135
01/01/2011 to 12/31/2011	$13.27107	$13.25731	2,941,567
01/01/2012 to 12/31/2012	$13.25731	$14.73769	3,520,732
01/01/2013 to 12/31/2013	$14.73769	$16.86568	3,553,294
01/01/2014 to 12/31/2014	$16.86568	$17.49123	3,263,070
01/01/2015 to 12/31/2015	$17.49123	$17.13998	3,980,739
01/01/2016 to 12/31/2016	$17.13998	$18.05603	3,764,039
01/01/2017 to 12/31/2017	$18.05603	$20.41185	3,333,090
01/01/2018 to 12/31/2018	$20.41185	$18.92623	2,463,819
01/01/2019 to 12/31/2019	$18.92623	$22.40244	1,705,026
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.16209	$14.93067	560,108
01/01/2011 to 12/31/2011	$14.93067	$14.37713	391,513
01/01/2012 to 12/31/2012	$14.37713	$16.55807	455,410
01/01/2013 to 12/31/2013	$16.55807	$23.35931	510,993
01/01/2014 to 12/31/2014	$23.35931	$24.78993	470,906
01/01/2015 to 12/31/2015	$24.78993	$26.60884	478,467
01/01/2016 to 12/31/2016	$26.60884	$26.76793	415,040
01/01/2017 to 12/31/2017	$26.76793	$36.15483	386,591
01/01/2018 to 12/31/2018	$36.15483	$36.77874	310,392
01/01/2019 to 12/31/2019	$36.77874	$46.19474	237,160
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.75843	$14.05186	170,995
01/01/2011 to 12/31/2011	$14.05186	$13.69648	142,576
01/01/2012 to 12/31/2012	$13.69648	$15.21321	165,128
01/01/2013 to 12/31/2013	$15.21321	$20.06169	170,934
01/01/2014 to 12/31/2014	$20.06169	$19.95663	153,025
01/01/2015 to 12/31/2015	$19.95663	$18.36204	126,732
01/01/2016 to 12/31/2016	$18.36204	$19.08870	124,317
01/01/2017 to 12/31/2017	$19.08870	$21.79354	98,264
01/01/2018 to 12/31/2018	$21.79354	$19.27156	64,778
01/01/2019 to 12/31/2019	$19.27156	$23.77874	242,627
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$13.75665	$16.23087	532,642
01/01/2011 to 12/31/2011	$16.23087	$13.52676	405,357
01/01/2012 to 12/31/2012	$13.52676	$13.72817	474,185
01/01/2013 to 12/31/2013	$13.72817	$15.51495	441,601
01/01/2014 to 12/31/2014	$15.51495	$13.92613	394,002
01/01/2015 to 12/31/2015	$13.92613	$11.01429	331,913
01/01/2016 to 12/31/2016	$11.01429	$13.44473	299,951
01/01/2017 to 12/31/2017	$13.44473	$14.52729	237,705
01/01/2018 to 12/31/2018	$14.52729	$11.85837	140,091
01/01/2019 to 12/31/2019	$11.85837	$13.57435	141,173

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.10632	$11.50354	329,128
01/01/2011 to 12/31/2011	$11.50354	$11.73269	303,906
01/01/2012 to 12/31/2012	$11.73269	$12.09232	346,069
01/01/2013 to 12/31/2013	$12.09232	$11.39986	329,380
01/01/2014 to 12/31/2014	$11.39986	$11.22829	289,960
01/01/2015 to 12/31/2015	$11.22829	$10.49009	238,845
01/01/2016 to 12/31/2016	$10.49009	$10.72329	228,429
01/01/2017 to 12/31/2017	$10.72329	$10.71837	243,764
01/01/2018 to 12/31/2018	$10.71837	$10.70722	142,427
01/01/2019 to 12/31/2019	$10.70722	$10.65596	107,436
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.23275	$16.02170	128,363
01/01/2011 to 12/31/2011	$16.02170	$15.15211	87,454
01/01/2012 to 12/31/2012	$15.15211	$17.57344	108,339
01/01/2013 to 12/31/2013	$17.57344	$22.79308	111,886
01/01/2014 to 12/31/2014	$22.79308	$25.66784	101,131
01/01/2015 to 12/31/2015	$25.66784	$23.48015	75,942
01/01/2016 to 12/31/2016	$23.48015	$26.21882	70,845
01/01/2017 to 12/31/2017	$26.21882	$30.44197	54,091
01/01/2018 to 12/31/2018	$30.44197	$24.88719	37,454
01/01/2019 to 12/31/2019	$24.88719	$29.04403	26,727
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$12.76501	$14.33352	330,431
01/01/2011 to 12/31/2011	$14.33352	$13.55493	303,754
01/01/2012 to 12/31/2012	$13.55493	$14.73812	384,109
01/01/2013 to 12/31/2013	$14.73812	$17.39590	854,855
01/01/2014 to 12/31/2014	$17.39590	$17.97721	792,202
01/01/2015 to 12/31/2015	$17.97721	$17.49718	527,843
01/01/2016 to 12/31/2016	$17.49718	$18.25755	462,451
01/01/2017 to 12/31/2017	$18.25755	$20.31542	384,620
01/01/2018 to 12/31/2018	$20.31542	$18.90245	240,983
01/01/2019 to 12/31/2019	$18.90245	$22.32060	279,250
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.75865	$11.35993	892,152
01/01/2011 to 12/31/2011	$11.35993	$11.79775	821,274
01/01/2012 to 12/31/2012	$11.79775	$12.46294	1,119,758
01/01/2013 to 12/31/2013	$12.46294	$12.02516	1,074,695
01/01/2014 to 12/31/2014	$12.02516	$12.62643	1,167,932
01/01/2015 to 12/31/2015	$12.62643	$12.52048	1,042,845
01/01/2016 to 12/31/2016	$12.52048	$12.89594	934,096
01/01/2017 to 12/31/2017	$12.89594	$13.42909	943,768
01/01/2018 to 12/31/2018	$13.42909	$12.85448	1,010,223
01/01/2019 to 12/31/2019	$12.85448	$14.13978	784,306
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99286	$9.09665	14,723
01/01/2012 to 12/31/2012	$9.09665	$10.57827	11,564
01/01/2013 to 12/31/2013	$10.57827	$13.57739	9,719
01/01/2014 to 12/31/2014	$13.57739	$15.00505	8,819
01/01/2015 to 12/31/2015	$15.00505	$15.00114	4,660
01/01/2016 to 12/31/2016	$15.00114	$16.87116	7,230
01/01/2017 to 12/31/2017	$16.87116	$17.94335	2,613
01/01/2018 to 12/31/2018	$17.94335	$16.24238	737
01/01/2019 to 12/31/2019	$16.24238	$19.90152	451

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$12.75506	$13.15488	13,907
01/01/2011 to 12/31/2011	$13.15488	$13.39471	5,002
01/01/2012 to 12/31/2012	$13.39471	$15.86139	5,297
01/01/2013 to 12/31/2013	$15.86139	$21.83513	6,345
01/01/2014 to 12/31/2014	$21.83513	$25.59438	10,012
01/01/2015 to 12/31/2015	$25.59438	$25.86255	17,603
01/01/2016 to 12/31/2016	$25.86255	$22.43011	15,944
01/01/2017 to 12/31/2017	$22.43011	$25.44904	12,776
01/01/2018 to 12/31/2018	$25.44904	$25.14970	11,497
01/01/2019 to 12/31/2019	$25.14970	$32.64141	9,438
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04981	$9.73884	1,679
01/01/2013 to 12/31/2013	$9.73884	$13.07024	2,478
01/01/2014 to 12/31/2014	$13.07024	$13.83120	9,885
01/01/2015 to 12/31/2015	$13.83120	$13.71111	10,235
01/01/2016 to 12/31/2016	$13.71111	$13.53231	10,420
01/01/2017 to 12/31/2017	$13.53231	$16.23714	10,978
01/01/2018 to 12/31/2018	$16.23714	$15.01436	5,346
01/01/2019 to 12/31/2019	$15.01436	$19.75693	2,953
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12635	$9.71352	18,268
01/01/2017 to 12/31/2017	$9.71352	$13.42521	12,409
01/01/2018 to 12/31/2018	$13.42521	$10.81983	8,229
01/01/2019 to 12/31/2019	$10.81983	$12.99127	3,494
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$14.01474	$15.63674	47,987
01/01/2011 to 12/31/2011	$15.63674	$11.18156	30,095
01/01/2012 to 12/31/2012	$11.18156	$12.64688	17,301
01/01/2013 to 12/31/2013	$12.64688	$14.24238	2,209
01/01/2014 to 12/31/2014	$14.24238	$13.73154	5,345
01/01/2015 to 12/31/2015	$13.73154	$12.18829	4,344
01/01/2016 to 12/31/2016	$12.18829	$12.01556	6,372
01/01/2017 to 12/31/2017	$12.01556	$15.63976	4,295
01/01/2018 to 12/31/2018	$15.63976	$12.46888	3,658
01/01/2019 to 12/31/2019	$12.46888	$15.42592	5,359
ProFund VP Banks
01/01/2010 to 12/31/2010	$12.51407	$13.27941	0
01/01/2011 to 12/31/2011	$13.27941	$9.52763	0
01/01/2012 to 12/31/2012	$9.52763	$12.44926	0
01/01/2013 to 12/31/2013	$12.44926	$16.27380	0
01/01/2014 to 12/31/2014	$16.27380	$17.59424	0
01/01/2015 to 12/31/2015	$17.59424	$17.15890	0
01/01/2016 to 12/31/2016	$17.15890	$20.71253	0
01/01/2017 to 12/31/2017	$20.71253	$23.92474	0
01/01/2018 to 12/31/2018	$23.92474	$19.23782	0
01/01/2019 to 12/31/2019	$19.23782	$25.70779	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$14.29935	$18.16576	12,227
01/01/2011 to 12/31/2011	$18.16576	$14.91990	6,546
01/01/2012 to 12/31/2012	$14.91990	$15.85348	5,749
01/01/2013 to 12/31/2013	$15.85348	$18.39078	7,201
01/01/2014 to 12/31/2014	$18.39078	$18.31732	5,157
01/01/2015 to 12/31/2015	$18.31732	$15.44366	4,561
01/01/2016 to 12/31/2016	$15.44366	$17.92518	4,657
01/01/2017 to 12/31/2017	$17.92518	$21.58985	3,980
01/01/2018 to 12/31/2018	$21.58985	$17.41077	1,562
01/01/2019 to 12/31/2019	$17.41077	$20.07548	1,526
ProFund VP Bear
01/01/2010 to 12/31/2010	$7.33047	$5.90218	11,324
01/01/2011 to 12/31/2011	$5.90218	$5.26778	10,302
01/01/2012 to 12/31/2012	$5.26778	$4.30314	8,352
01/01/2013 to 12/31/2013	$4.30314	$3.09577	8,342
01/01/2014 to 12/31/2014	$3.09577	$2.60023	9,327
01/01/2015 to 12/31/2015	$2.60023	$2.42153	7,500
01/01/2016 to 12/31/2016	$2.42153	$2.06240	7,485
01/01/2017 to 12/31/2017	$2.06240	$1.65730	7,468
01/01/2018 to 12/31/2018	$1.65730	$1.68894	7,448
01/01/2019 to 12/31/2019	$1.68894	$1.27469	7,427
ProFund VP Bull
01/01/2010 to 12/31/2010	$12.67160	$13.97310	1,778
01/01/2011 to 12/31/2011	$13.97310	$13.68730	11,035
01/01/2012 to 12/31/2012	$13.68730	$15.26808	8,591
01/01/2013 to 12/31/2013	$15.26808	$19.40528	17,024
01/01/2014 to 12/31/2014	$19.40528	$21.18734	14,698
01/01/2015 to 12/31/2015	$21.18734	$20.65788	14,542
01/01/2016 to 12/31/2016	$20.65788	$22.19050	14,541
01/01/2017 to 12/31/2017	$22.19050	$25.94139	14,541
01/01/2018 to 12/31/2018	$25.94139	$23.84474	3,369
01/01/2019 to 12/31/2019	$23.84474	$30.10158	3,369
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$12.57143	$14.45171	13,043
01/01/2011 to 12/31/2011	$14.45171	$15.13936	10,285
01/01/2012 to 12/31/2012	$15.13936	$16.43867	11,382
01/01/2013 to 12/31/2013	$16.43867	$20.68308	13,893
01/01/2014 to 12/31/2014	$20.68308	$22.33111	15,717
01/01/2015 to 12/31/2015	$22.33111	$22.78401	11,440
01/01/2016 to 12/31/2016	$22.78401	$23.10899	11,381
01/01/2017 to 12/31/2017	$23.10899	$26.04457	10,365
01/01/2018 to 12/31/2018	$26.04457	$21.73177	5,394
01/01/2019 to 12/31/2019	$21.73177	$26.94027	5,544
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$12.30799	$14.63446	12,760
01/01/2011 to 12/31/2011	$14.63446	$15.12328	7,887
01/01/2012 to 12/31/2012	$15.12328	$18.08628	10,022
01/01/2013 to 12/31/2013	$18.08628	$24.77874	15,269
01/01/2014 to 12/31/2014	$24.77874	$27.29522	9,493
01/01/2015 to 12/31/2015	$27.29522	$27.98952	11,581
01/01/2016 to 12/31/2016	$27.98952	$28.56485	9,591
01/01/2017 to 12/31/2017	$28.56485	$33.12038	9,927
01/01/2018 to 12/31/2018	$33.12038	$32.63720	7,609
01/01/2019 to 12/31/2019	$32.63720	$39.84478	7,883

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$13.64083	$13.71320	0
01/01/2011 to 12/31/2011	$13.71320	$12.23898	13,219
01/01/2012 to 12/31/2012	$12.23898	$13.97707	6,585
01/01/2013 to 12/31/2013	$13.97707	$16.65276	4,510
01/01/2014 to 12/31/2014	$16.65276	$14.90084	4,510
01/01/2015 to 12/31/2015	$14.90084	$13.00758	5,658
01/01/2016 to 12/31/2016	$13.00758	$13.73671	5,658
01/01/2017 to 12/31/2017	$13.73671	$16.10832	5,658
01/01/2018 to 12/31/2018	$16.10832	$13.54713	0
01/01/2019 to 12/31/2019	$13.54713	$15.62978	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$12.88193	$13.99705	44,524
01/01/2011 to 12/31/2011	$13.99705	$11.81405	27,787
01/01/2012 to 12/31/2012	$11.81405	$14.43315	28,486
01/01/2013 to 12/31/2013	$14.43315	$18.67225	28,246
01/01/2014 to 12/31/2014	$18.67225	$20.65201	25,887
01/01/2015 to 12/31/2015	$20.65201	$19.92641	15,799
01/01/2016 to 12/31/2016	$19.92641	$22.50929	18,785
01/01/2017 to 12/31/2017	$22.50929	$26.05990	19,926
01/01/2018 to 12/31/2018	$26.05990	$22.86079	11,437
01/01/2019 to 12/31/2019	$22.86079	$29.17052	10,698
ProFund VP Health Care
01/01/2010 to 12/31/2010	$12.78830	$12.88245	32,759
01/01/2011 to 12/31/2011	$12.88245	$13.89488	25,295
01/01/2012 to 12/31/2012	$13.89488	$15.97822	33,528
01/01/2013 to 12/31/2013	$15.97822	$21.87330	43,510
01/01/2014 to 12/31/2014	$21.87330	$26.50261	89,715
01/01/2015 to 12/31/2015	$26.50261	$27.26324	105,785
01/01/2016 to 12/31/2016	$27.26324	$25.62345	51,572
01/01/2017 to 12/31/2017	$25.62345	$30.34992	45,667
01/01/2018 to 12/31/2018	$30.34992	$31.04277	32,433
01/01/2019 to 12/31/2019	$31.04277	$36.29654	26,628
ProFund VP Industrials
01/01/2010 to 12/31/2010	$12.78332	$15.49501	41,384
01/01/2011 to 12/31/2011	$15.49501	$14.90686	27,863
01/01/2012 to 12/31/2012	$14.90686	$16.90745	22,834
01/01/2013 to 12/31/2013	$16.90745	$22.88541	26,481
01/01/2014 to 12/31/2014	$22.88541	$23.66647	18,262
01/01/2015 to 12/31/2015	$23.66647	$22.38840	11,066
01/01/2016 to 12/31/2016	$22.38840	$25.77871	11,970
01/01/2017 to 12/31/2017	$25.77871	$30.90781	12,957
01/01/2018 to 12/31/2018	$30.90781	$26.40636	6,938
01/01/2019 to 12/31/2019	$26.40636	$33.75227	7,603
ProFund VP Japan
01/01/2010 to 12/31/2010	$11.36642	$10.40611	0
01/01/2011 to 12/31/2011	$10.40611	$8.30331	6,766
01/01/2012 to 12/31/2012	$8.30331	$9.99923	0
01/01/2013 to 12/31/2013	$9.99923	$14.51886	1,024
01/01/2014 to 12/31/2014	$14.51886	$14.68004	0
01/01/2015 to 12/31/2015	$14.68004	$15.21433	0
01/01/2016 to 12/31/2016	$15.21433	$14.96484	0
01/01/2017 to 12/31/2017	$14.96484	$17.36386	0
01/01/2018 to 12/31/2018	$17.36386	$15.02714	0
01/01/2019 to 12/31/2019	$15.02714	$17.66270	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$12.64531	$14.01917	14,530
01/01/2011 to 12/31/2011	$14.01917	$14.16206	5,038
01/01/2012 to 12/31/2012	$14.16206	$15.63534	30,687
01/01/2013 to 12/31/2013	$15.63534	$20.01126	23,862
01/01/2014 to 12/31/2014	$20.01126	$22.13499	19,259
01/01/2015 to 12/31/2015	$22.13499	$22.49574	15,866
01/01/2016 to 12/31/2016	$22.49574	$23.14082	15,193
01/01/2017 to 12/31/2017	$23.14082	$28.40091	14,865
01/01/2018 to 12/31/2018	$28.40091	$27.29812	6,723
01/01/2019 to 12/31/2019	$27.29812	$34.46318	8,481
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$12.70102	$14.04486	9,437
01/01/2011 to 12/31/2011	$14.04486	$13.58144	50,359
01/01/2012 to 12/31/2012	$13.58144	$15.35389	17,975
01/01/2013 to 12/31/2013	$15.35389	$19.53491	22,617
01/01/2014 to 12/31/2014	$19.53491	$21.13872	17,948
01/01/2015 to 12/31/2015	$21.13872	$19.72491	16,001
01/01/2016 to 12/31/2016	$19.72491	$22.30310	17,009
01/01/2017 to 12/31/2017	$22.30310	$24.78227	17,205
01/01/2018 to 12/31/2018	$24.78227	$21.69198	7,052
01/01/2019 to 12/31/2019	$21.69198	$27.57367	6,506
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$12.66784	$15.93444	12,678
01/01/2011 to 12/31/2011	$15.93444	$15.15664	39,656
01/01/2012 to 12/31/2012	$15.15664	$17.12889	21,307
01/01/2013 to 12/31/2013	$17.12889	$21.89930	19,911
01/01/2014 to 12/31/2014	$21.89930	$22.71411	13,962
01/01/2015 to 12/31/2015	$22.71411	$22.31150	14,798
01/01/2016 to 12/31/2016	$22.31150	$24.66942	13,804
01/01/2017 to 12/31/2017	$24.66942	$28.58896	12,904
01/01/2018 to 12/31/2018	$28.58896	$24.64565	13,610
01/01/2019 to 12/31/2019	$24.64565	$29.99259	15,631
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$12.76958	$15.06596	16,744
01/01/2011 to 12/31/2011	$15.06596	$14.17844	9,804
01/01/2012 to 12/31/2012	$14.17844	$16.18772	12,709
01/01/2013 to 12/31/2013	$16.18772	$20.95513	15,449
01/01/2014 to 12/31/2014	$20.95513	$22.61616	10,081
01/01/2015 to 12/31/2015	$22.61616	$20.33055	9,681
01/01/2016 to 12/31/2016	$20.33055	$24.76237	9,638
01/01/2017 to 12/31/2017	$24.76237	$26.82925	9,513
01/01/2018 to 12/31/2018	$26.82925	$22.78403	8,626
01/01/2019 to 12/31/2019	$22.78403	$27.69139	10,086
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$13.05342	$15.11874	10,388
01/01/2011 to 12/31/2011	$15.11874	$15.02494	8,558
01/01/2012 to 12/31/2012	$15.02494	$17.10509	18,400
01/01/2013 to 12/31/2013	$17.10509	$22.49716	19,253
01/01/2014 to 12/31/2014	$22.49716	$25.78347	16,050
01/01/2015 to 12/31/2015	$25.78347	$27.13764	14,940
01/01/2016 to 12/31/2016	$27.13764	$27.98010	14,401
01/01/2017 to 12/31/2017	$27.98010	$35.73268	15,094
01/01/2018 to 12/31/2018	$35.73268	$34.34160	6,823
01/01/2019 to 12/31/2019	$34.34160	$45.98354	7,781

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.93473	$13.76655	13,277
01/01/2011 to 12/31/2011	$13.76655	$13.78774	13,136
01/01/2012 to 12/31/2012	$13.78774	$13.89565	11,121
01/01/2013 to 12/31/2013	$13.89565	$16.88719	8,012
01/01/2014 to 12/31/2014	$16.88719	$14.74316	10,502
01/01/2015 to 12/31/2015	$14.74316	$11.06547	2,872
01/01/2016 to 12/31/2016	$11.06547	$13.46055	2,824
01/01/2017 to 12/31/2017	$13.46055	$12.76687	1,763
01/01/2018 to 12/31/2018	$12.76687	$9.97495	135
01/01/2019 to 12/31/2019	$9.97495	$10.60256	135
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$13.09292	$12.88568	1,217
01/01/2011 to 12/31/2011	$12.88568	$14.65825	422
01/01/2012 to 12/31/2012	$14.65825	$16.05920	641
01/01/2013 to 12/31/2013	$16.05920	$20.70499	3,509
01/01/2014 to 12/31/2014	$20.70499	$24.20698	7,004
01/01/2015 to 12/31/2015	$24.20698	$24.76427	7,393
01/01/2016 to 12/31/2016	$24.76427	$23.35221	6,171
01/01/2017 to 12/31/2017	$23.35221	$25.24407	5,961
01/01/2018 to 12/31/2018	$25.24407	$23.19091	108
01/01/2019 to 12/31/2019	$23.19091	$25.90493	107
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.68321	$17.81638	17,579
01/01/2011 to 12/31/2011	$17.81638	$14.09840	14,426
01/01/2012 to 12/31/2012	$14.09840	$11.79988	16,082
01/01/2013 to 12/31/2013	$11.79988	$7.17205	7,974
01/01/2014 to 12/31/2014	$7.17205	$5.34823	6,295
01/01/2015 to 12/31/2015	$5.34823	$3.51744	7,929
01/01/2016 to 12/31/2016	$3.51744	$5.36878	11,484
01/01/2017 to 12/31/2017	$5.36878	$5.53664	9,741
01/01/2018 to 12/31/2018	$5.53664	$4.69211	9,870
01/01/2019 to 12/31/2019	$4.69211	$6.70922	12,276
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$14.03177	$17.13805	9,961
01/01/2011 to 12/31/2011	$17.13805	$17.58469	7,552
01/01/2012 to 12/31/2012	$17.58469	$20.18120	12,078
01/01/2013 to 12/31/2013	$20.18120	$19.78562	7,304
01/01/2014 to 12/31/2014	$19.78562	$24.22860	11,113
01/01/2015 to 12/31/2015	$24.22860	$23.80884	3,432
01/01/2016 to 12/31/2016	$23.80884	$24.65717	3,379
01/01/2017 to 12/31/2017	$24.65717	$26.09733	2,594
01/01/2018 to 12/31/2018	$26.09733	$24.10317	1,766
01/01/2019 to 12/31/2019	$24.10317	$29.92662	4,364
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$10.23100	$8.41509	118,627
01/01/2011 to 12/31/2011	$8.41509	$5.15157	96,319
01/01/2012 to 12/31/2012	$5.15157	$4.69566	75,171
01/01/2013 to 12/31/2013	$4.69566	$5.35722	74,003
01/01/2014 to 12/31/2014	$5.35722	$3.65949	59,177
01/01/2015 to 12/31/2015	$3.65949	$3.52761	29,612
01/01/2016 to 12/31/2016	$3.52761	$3.27714	30,396
01/01/2017 to 12/31/2017	$3.27714	$2.82792	29,526
01/01/2018 to 12/31/2018	$2.82792	$2.88488	17,055
01/01/2019 to 12/31/2019	$2.88488	$2.33361	9,775

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$7.10204	$5.48258	0
01/01/2011 to 12/31/2011	$5.48258	$4.80778	888
01/01/2012 to 12/31/2012	$4.80778	$3.82383	467
01/01/2013 to 12/31/2013	$3.82383	$2.64409	466
01/01/2014 to 12/31/2014	$2.64409	$2.08785	466
01/01/2015 to 12/31/2015	$2.08785	$1.77832	0
01/01/2016 to 12/31/2016	$1.77832	$1.56672	0
01/01/2017 to 12/31/2017	$1.56672	$1.14725	0
01/01/2018 to 12/31/2018	$1.14725	$1.09114	0
01/01/2019 to 12/31/2019	$1.09114	$0.76892	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$12.58590	$15.49940	12,130
01/01/2011 to 12/31/2011	$15.49940	$15.37672	37,487
01/01/2012 to 12/31/2012	$15.37672	$16.94090	6,972
01/01/2013 to 12/31/2013	$16.94090	$23.30183	10,495
01/01/2014 to 12/31/2014	$23.30183	$23.31993	7,534
01/01/2015 to 12/31/2015	$23.31993	$23.10975	8,091
01/01/2016 to 12/31/2016	$23.10975	$27.21775	7,607
01/01/2017 to 12/31/2017	$27.21775	$30.11902	7,943
01/01/2018 to 12/31/2018	$30.11902	$27.80240	6,053
01/01/2019 to 12/31/2019	$27.80240	$32.43860	9,149
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$12.40731	$14.83916	9,583
01/01/2011 to 12/31/2011	$14.83916	$13.93909	1,758
01/01/2012 to 12/31/2012	$13.93909	$15.85865	3,474
01/01/2013 to 12/31/2013	$15.85865	$21.38615	13,029
01/01/2014 to 12/31/2014	$21.38615	$22.16560	8,426
01/01/2015 to 12/31/2015	$22.16560	$19.91386	5,615
01/01/2016 to 12/31/2016	$19.91386	$25.12004	11,954
01/01/2017 to 12/31/2017	$25.12004	$26.99610	7,197
01/01/2018 to 12/31/2018	$26.99610	$22.68090	4,783
01/01/2019 to 12/31/2019	$22.68090	$27.22882	8,842
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$11.02445	$12.49259	14,287
01/01/2011 to 12/31/2011	$12.49259	$12.46541	6,494
01/01/2012 to 12/31/2012	$12.46541	$14.22610	12,605
01/01/2013 to 12/31/2013	$14.22610	$15.61628	13,795
01/01/2014 to 12/31/2014	$15.61628	$15.38274	10,249
01/01/2015 to 12/31/2015	$15.38274	$15.29678	7,526
01/01/2016 to 12/31/2016	$15.29678	$18.22921	7,480
01/01/2017 to 12/31/2017	$18.22921	$17.47732	8,650
01/01/2018 to 12/31/2018	$17.47732	$14.53149	5,368
01/01/2019 to 12/31/2019	$14.53149	$16.33577	7,907
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$8.90874	$9.60785	2,261
01/01/2011 to 12/31/2011	$9.60785	$13.50707	5,682
01/01/2012 to 12/31/2012	$13.50707	$13.35840	2,675
01/01/2013 to 12/31/2013	$13.35840	$10.58367	740
01/01/2014 to 12/31/2014	$10.58367	$14.13946	751
01/01/2015 to 12/31/2015	$14.13946	$13.06815	1,124
01/01/2016 to 12/31/2016	$13.06815	$12.76165	2
01/01/2017 to 12/31/2017	$12.76165	$13.68679	14
01/01/2018 to 12/31/2018	$13.68679	$12.67772	16
01/01/2019 to 12/31/2019	$12.67772	$14.68052	16

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$16.03277	$23.50605	85
01/01/2011 to 12/31/2011	$23.50605	$19.88226	30
01/01/2012 to 12/31/2012	$19.88226	$25.80111	0
01/01/2013 to 12/31/2013	$25.80111	$43.11833	0
01/01/2014 to 12/31/2014	$43.11833	$48.71411	53
01/01/2015 to 12/31/2015	$48.71411	$43.34980	444
01/01/2016 to 12/31/2016	$43.34980	$58.56244	665
01/01/2017 to 12/31/2017	$58.56244	$73.92049	477
01/01/2018 to 12/31/2018	$73.92049	$53.01483	138
01/01/2019 to 12/31/2019	$53.01483	$76.74431	57
ProFund VP Utilities
01/01/2010 to 12/31/2010	$12.25694	$12.72015	29,651
01/01/2011 to 12/31/2011	$12.72015	$14.64162	21,227
01/01/2012 to 12/31/2012	$14.64162	$14.36105	33,324
01/01/2013 to 12/31/2013	$14.36105	$15.93927	25,635
01/01/2014 to 12/31/2014	$15.93927	$19.65391	43,057
01/01/2015 to 12/31/2015	$19.65391	$18.01843	17,247
01/01/2016 to 12/31/2016	$18.01843	$20.31103	19,404
01/01/2017 to 12/31/2017	$20.31103	$22.01274	16,407
01/01/2018 to 12/31/2018	$22.01274	$22.18087	14,267
01/01/2019 to 12/31/2019	$22.18087	$26.69603	15,101
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$13.40945	$14.97476	169
01/01/2011 to 12/31/2011	$14.97476	$12.48038	211
01/01/2012 to 12/31/2012	$12.48038	$14.96204	190
01/01/2013 to 12/31/2013	$14.96204	$17.42066	190
01/01/2014 to 12/31/2014	$17.42066	$16.08832	1,787
01/01/2015 to 12/31/2015	$16.08832	$16.28906	1,660
01/01/2016 to 12/31/2016	$16.28906	$15.38433	1,617
01/01/2017 to 12/31/2017	$15.38433	$20.46699	2,067
01/01/2018 to 12/31/2018	$20.46699	$17.47680	1,403
01/01/2019 to 12/31/2019	$17.47680	$22.66204	176
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.09022	$14.59178	20,042
01/01/2011 to 12/31/2011	$14.59178	$12.46491	18,690
01/01/2012 to 12/31/2012	$12.46491	$13.87931	16,680
01/01/2013 to 12/31/2013	$13.87931	$16.30544	17,582
01/01/2014 to 12/31/2014	$16.30544	$15.12454	14,804
01/01/2015 to 12/31/2015	$15.12454	$15.15454	13,787
01/01/2016 to 12/31/2016	$15.15454	$15.32788	12,035
01/01/2017 to 12/31/2017	$15.32788	$18.74693	11,334
01/01/2018 to 12/31/2018	$18.74693	$15.26487	5,065
01/01/2019 to 12/31/2019	$15.26487	$17.26977	3,701
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.97217	$15.07033	7,752
01/01/2011 to 12/31/2011	$15.07033	$13.97103	7,751
01/01/2012 to 12/31/2012	$13.97103	$16.52452	7,348
01/01/2013 to 12/31/2013	$16.52452	$22.69539	7,439
01/01/2014 to 12/31/2014	$22.69539	$23.13886	4,965
01/01/2015 to 12/31/2015	$23.13886	$23.03192	4,712
01/01/2016 to 12/31/2016	$23.03192	$22.73398	4,676
01/01/2017 to 12/31/2017	$22.73398	$30.05301	258
01/01/2018 to 12/31/2018	$30.05301	$29.58610	245
01/01/2019 to 12/31/2019	$29.58610	$39.81667	400

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59315	$12.22541	14,957
01/01/2011 to 12/31/2011	$12.22541	$11.45522	12,237
01/01/2012 to 12/31/2012	$11.45522	$12.13004	9,847
01/01/2013 to 12/31/2013	$12.13004	$17.88844	12,283
01/01/2014 to 12/31/2014	$17.88844	$17.22832	5,444
01/01/2015 to 12/31/2015	$17.22832	$16.43041	5,810
01/01/2016 to 12/31/2016	$16.43041	$17.39878	4,405
01/01/2017 to 12/31/2017	$17.39878	$21.49800	4,906
01/01/2018 to 12/31/2018	$21.49800	$21.36513	1,538
01/01/2019 to 12/31/2019	$21.36513	$26.22405	1,566
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or
Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and HAV OR GRO Plus 2008 60 bps and HAV
(2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.42891	$14.16052	0
01/01/2011 to 12/31/2011	$14.16052	$14.24439	0
01/01/2012 to 12/31/2012	$14.24439	$15.91424	0
01/01/2013 to 12/31/2013	$15.91424	$17.14094	0
01/01/2014 to 12/31/2014	$17.14094	$17.17341	0
01/01/2015 to 12/31/2015	$17.17341	$16.83863	0
01/01/2016 to 12/31/2016	$16.83863	$17.96973	0
01/01/2017 to 12/31/2017	$17.96973	$18.43690	0
01/01/2018 to 12/31/2018	$18.43690	$17.93719	0
01/01/2019 to 12/31/2019	$17.93719	$19.74356	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.51767	$10.43263	1,717,994
01/01/2011 to 12/31/2011	$10.43263	$9.94229	1,611,057
01/01/2012 to 12/31/2012	$9.94229	$10.95633	1,395,787
01/01/2013 to 12/31/2013	$10.95633	$11.79612	1,055,516
01/01/2014 to 12/31/2014	$11.79612	$11.98936	521,985
01/01/2015 to 12/31/2015	$11.98936	$11.35968	128,810
01/01/2016 to 12/31/2016	$11.35968	$11.82625	40,939
01/01/2017 to 12/31/2017	$11.82625	$13.03572	42,722
01/01/2018 to 12/31/2018	$13.03572	$11.72228	30,804
01/01/2019 to 12/31/2019	$11.72228	$13.31862	24,724
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.66688	$10.76111	695,214
01/01/2011 to 12/31/2011	$10.76111	$10.54734	642,266
01/01/2012 to 12/31/2012	$10.54734	$11.73483	624,007
01/01/2013 to 12/31/2013	$11.73483	$13.39053	469,897
01/01/2014 to 12/31/2014	$13.39053	$13.91007	303,084
01/01/2015 to 12/31/2015	$13.91007	$13.72734	106,407
01/01/2016 to 12/31/2016	$13.72734	$14.39480	34,713
01/01/2017 to 12/31/2017	$14.39480	$16.47886	41,420
01/01/2018 to 12/31/2018	$16.47886	$15.18126	19,806
01/01/2019 to 12/31/2019	$15.18126	$18.11137	18,443
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.59589	$9.41836	204,198
01/01/2011 to 12/31/2011	$9.41836	$9.05329	173,747
01/01/2012 to 12/31/2012	$9.05329	$9.77415	161,435
01/01/2013 to 12/31/2013	$9.77415	$10.75920	89,351
01/01/2014 to 12/31/2014	$10.75920	$11.07451	103,462
01/01/2015 to 12/31/2015	$11.07451	$10.82397	70,633
01/01/2016 to 12/31/2016	$10.82397	$11.10750	22,553
01/01/2017 to 12/31/2017	$11.10750	$12.64015	26,393
01/01/2018 to 12/31/2018	$12.64015	$11.39535	9,488
01/01/2019 to 12/31/2019	$11.39535	$13.16941	10,875

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99826	$11.60091	0
01/01/2014 to 12/31/2014	$11.60091	$12.85299	0
01/01/2015 to 12/31/2015	$12.85299	$12.80036	0
01/01/2016 to 12/31/2016	$12.80036	$13.87347	0
01/01/2017 to 12/31/2017	$13.87347	$16.58956	0
01/01/2018 to 12/31/2018	$16.58956	$14.91831	0
01/01/2019 to 12/31/2019	$14.91831	$17.90271	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.76082	$10.73258	921,029
01/01/2011 to 12/31/2011	$10.73258	$10.37986	832,449
01/01/2012 to 12/31/2012	$10.37986	$11.42926	796,907
01/01/2013 to 12/31/2013	$11.42926	$13.16396	466,584
01/01/2014 to 12/31/2014	$13.16396	$13.72806	394,862
01/01/2015 to 12/31/2015	$13.72806	$13.50375	212,897
01/01/2016 to 12/31/2016	$13.50375	$14.05336	128,706
01/01/2017 to 12/31/2017	$14.05336	$15.80998	144,148
01/01/2018 to 12/31/2018	$15.80998	$14.71248	92,979
01/01/2019 to 12/31/2019	$14.71248	$17.20028	125,218
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99826	$9.13879	7,345
01/01/2012 to 12/31/2012	$9.13879	$10.01086	15,279
01/01/2013 to 12/31/2013	$10.01086	$10.86430	98,572
01/01/2014 to 12/31/2014	$10.86430	$11.15680	16,523
01/01/2015 to 12/31/2015	$11.15680	$10.59478	8,350
01/01/2016 to 12/31/2016	$10.59478	$11.09480	5,299
01/01/2017 to 12/31/2017	$11.09480	$12.23238	8,914
01/01/2018 to 12/31/2018	$12.23238	$11.34201	2,467
01/01/2019 to 12/31/2019	$11.34201	$13.06040	1,445
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.30426	$11.49843	201,244
01/01/2011 to 12/31/2011	$11.49843	$11.51039	162,891
01/01/2012 to 12/31/2012	$11.51039	$11.79749	118,513
01/01/2013 to 12/31/2013	$11.79749	$11.29867	30,014
01/01/2014 to 12/31/2014	$11.29867	$11.05065	17,752
01/01/2015 to 12/31/2015	$11.05065	$10.87087	5,158
01/01/2016 to 12/31/2016	$10.87087	$10.81748	3,987
01/01/2017 to 12/31/2017	$10.81748	$10.77140	3,535
01/01/2018 to 12/31/2018	$10.77140	$10.62248	1,269
01/01/2019 to 12/31/2019	$10.62248	$10.88002	1,503
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.22900	$12.89622	263,993
01/01/2011 to 12/31/2011	$12.89622	$13.02722	304,428
01/01/2012 to 12/31/2012	$13.02722	$13.94202	286,552
01/01/2013 to 12/31/2013	$13.94202	$13.39845	162,102
01/01/2014 to 12/31/2014	$13.39845	$13.67205	105,706
01/01/2015 to 12/31/2015	$13.67205	$13.10267	35,941
01/01/2016 to 12/31/2016	$13.10267	$13.37045	28,927
01/01/2017 to 12/31/2017	$13.37045	$13.66127	20,500
01/01/2018 to 12/31/2018	$13.66127	$13.28459	16,863
01/01/2019 to 12/31/2019	$13.28459	$14.20538	16,165

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.90593	$11.88998	235,797
01/01/2011 to 12/31/2011	$11.88998	$13.50004	117,856
01/01/2012 to 12/31/2012	$13.50004	$13.99045	286,663
01/01/2013 to 12/31/2013	$13.99045	$13.03493	274,966
01/01/2014 to 12/31/2014	$13.03493	$13.30536	219,928
01/01/2015 to 12/31/2015	$13.30536	$13.16542	228,504
01/01/2016 to 12/31/2016	$13.16542	$13.07596	151,074
01/01/2017 to 12/31/2017	$13.07596	$12.89939	117,155
01/01/2018 to 12/31/2018	$12.89939	$12.69833	170,523
01/01/2019 to 12/31/2019	$12.69833	$12.60563	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.76199	$9.59402	1,468,470
01/01/2011 to 12/31/2011	$9.59402	$11.14707	297,401
01/01/2012 to 12/31/2012	$11.14707	$11.60224	37,243
01/01/2013 to 12/31/2013	$11.60224	$10.61840	530,463
01/01/2014 to 12/31/2014	$10.61840	$11.03571	359,161
01/01/2015 to 12/31/2015	$11.03571	$10.96898	356,759
01/01/2016 to 12/31/2016	$10.96898	$10.94922	243,374
01/01/2017 to 12/31/2017	$10.94922	$10.81467	137,689
01/01/2018 to 12/31/2018	$10.81467	$10.61699	154,449
01/01/2019 to 12/31/2019	$10.61699	$10.75745	236,806
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99767	$10.97475	1,158,302
01/01/2011 to 12/31/2011	$10.97475	$12.92598	841,527
01/01/2012 to 12/31/2012	$12.92598	$13.51389	152,818
01/01/2013 to 12/31/2013	$13.51389	$12.30394	0
01/01/2014 to 12/31/2014	$12.30394	$12.97076	53,591
01/01/2015 to 12/31/2015	$12.97076	$12.92479	48,210
01/01/2016 to 12/31/2016	$12.92479	$12.91135	42,621
01/01/2017 to 12/31/2017	$12.91135	$12.84069	24,681
01/01/2018 to 12/31/2018	$12.84069	$12.57801	20,341
01/01/2019 to 12/31/2019	$12.57801	$12.93796	5,824
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99826	$11.98399	1,012,143
01/01/2012 to 12/31/2012	$11.98399	$12.41794	1,414,862
01/01/2013 to 12/31/2013	$12.41794	$10.97239	189,912
01/01/2014 to 12/31/2014	$10.97239	$11.85587	150,137
01/01/2015 to 12/31/2015	$11.85587	$11.85024	151,605
01/01/2016 to 12/31/2016	$11.85024	$11.81385	118,033
01/01/2017 to 12/31/2017	$11.81385	$11.74786	105,727
01/01/2018 to 12/31/2018	$11.74786	$11.48295	147,862
01/01/2019 to 12/31/2019	$11.48295	$11.90413	96,519
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99768	$10.36719	450,455
01/01/2013 to 12/31/2013	$10.36719	$9.11431	2,327,486
01/01/2014 to 12/31/2014	$9.11431	$10.04904	856,957
01/01/2015 to 12/31/2015	$10.04904	$10.10442	161,400
01/01/2016 to 12/31/2016	$10.10442	$10.08172	168,476
01/01/2017 to 12/31/2017	$10.08172	$10.03791	126,830
01/01/2018 to 12/31/2018	$10.03791	$9.80011	88,980
01/01/2019 to 12/31/2019	$9.80011	$10.21884	87,873

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99884	$8.72277	1,122,019
01/01/2014 to 12/31/2014	$8.72277	$9.78573	888,471
01/01/2015 to 12/31/2015	$9.78573	$9.85233	151,250
01/01/2016 to 12/31/2016	$9.85233	$9.82972	145,245
01/01/2017 to 12/31/2017	$9.82972	$9.78582	230,275
01/01/2018 to 12/31/2018	$9.78582	$9.51745	215,577
01/01/2019 to 12/31/2019	$9.51745	$10.05888	81,991
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99884	$11.26837	263,827
01/01/2015 to 12/31/2015	$11.26837	$11.25223	1,245,145
01/01/2016 to 12/31/2016	$11.25223	$11.28876	0
01/01/2017 to 12/31/2017	$11.28876	$11.25450	0
01/01/2018 to 12/31/2018	$11.25450	$10.93593	27,410
01/01/2019 to 12/31/2019	$10.93593	$11.63963	7,837
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99884	$9.90750	493,037
01/01/2016 to 12/31/2016	$9.90750	$9.90135	1,109,285
01/01/2017 to 12/31/2017	$9.90135	$9.92864	819,718
01/01/2018 to 12/31/2018	$9.92864	$9.61792	771,255
01/01/2019 to 12/31/2019	$9.61792	$10.36027	393,572
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99768	$9.84937	1,065,059
01/01/2017 to 12/31/2017	$9.84937	$9.90191	610,328
01/01/2018 to 12/31/2018	$9.90191	$9.57080	605,604
01/01/2019 to 12/31/2019	$9.57080	$10.37115	221,187
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99767	$10.00585	0
01/01/2018 to 12/31/2018	$10.00585	$9.59334	110,801
01/01/2019 to 12/31/2019	$9.59334	$10.48038	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99767	$9.63218	0
01/01/2019 to 12/31/2019	$9.63218	$10.58953	68,218
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99884	$11.19981	42,998
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.34576	$10.37330	3,342,022
01/01/2011 to 12/31/2011	$10.37330	$9.90937	2,940,742
01/01/2012 to 12/31/2012	$9.90937	$11.03229	2,495,771
01/01/2013 to 12/31/2013	$11.03229	$13.25031	1,837,443
01/01/2014 to 12/31/2014	$13.25031	$13.87944	904,879
01/01/2015 to 12/31/2015	$13.87944	$13.66048	352,795
01/01/2016 to 12/31/2016	$13.66048	$14.28862	93,409
01/01/2017 to 12/31/2017	$14.28862	$16.49210	124,579
01/01/2018 to 12/31/2018	$16.49210	$15.14005	67,068
01/01/2019 to 12/31/2019	$15.14005	$18.11968	114,850
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99826	$11.61742	121
01/01/2014 to 12/31/2014	$11.61742	$12.92135	1,892
01/01/2015 to 12/31/2015	$12.92135	$12.19819	241
01/01/2016 to 12/31/2016	$12.19819	$13.72148	94
01/01/2017 to 12/31/2017	$13.72148	$15.90644	92
01/01/2018 to 12/31/2018	$15.90644	$14.82847	90
01/01/2019 to 12/31/2019	$14.82847	$19.02192	88

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.06886	$9.49509	8,429
01/01/2011 to 12/31/2011	$9.49509	$8.82757	4,128
01/01/2012 to 12/31/2012	$8.82757	$10.95839	3,724
01/01/2013 to 12/31/2013	$10.95839	$11.19464	4,351
01/01/2014 to 12/31/2014	$11.19464	$12.48549	2,421
01/01/2015 to 12/31/2015	$12.48549	$12.21220	1,554
01/01/2016 to 12/31/2016	$12.21220	$12.06338	1,016
01/01/2017 to 12/31/2017	$12.06338	$13.09652	849
01/01/2018 to 12/31/2018	$13.09652	$12.21622	694
01/01/2019 to 12/31/2019	$12.21622	$14.96472	844
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$13.69951	$17.26013	18,979
01/01/2011 to 12/31/2011	$17.26013	$18.01188	9,521
01/01/2012 to 12/31/2012	$18.01188	$20.33946	14,467
01/01/2013 to 12/31/2013	$20.33946	$20.53619	7,957
01/01/2014 to 12/31/2014	$20.53619	$26.32031	5,676
01/01/2015 to 12/31/2015	$26.32031	$27.01583	2,395
01/01/2016 to 12/31/2016	$27.01583	$27.72350	912
01/01/2017 to 12/31/2017	$27.72350	$28.83808	1,106
01/01/2018 to 12/31/2018	$28.83808	$26.88684	2,692
01/01/2019 to 12/31/2019	$26.88684	$34.53926	1,169
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.71212	$9.75431	787,705
01/01/2011 to 12/31/2011	$9.75431	$9.40610	686,604
01/01/2012 to 12/31/2012	$9.40610	$10.18761	602,300
01/01/2013 to 12/31/2013	$10.18761	$11.44592	475,748
01/01/2014 to 12/31/2014	$11.44592	$11.55864	258,544
01/01/2015 to 12/31/2015	$11.55864	$11.42799	137,828
01/01/2016 to 12/31/2016	$11.42799	$11.66433	63,158
01/01/2017 to 12/31/2017	$11.66433	$13.30117	66,603
01/01/2018 to 12/31/2018	$13.30117	$12.01181	45,014
01/01/2019 to 12/31/2019	$12.01181	$14.11162	38,769
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.11045	$9.95364	198,569
01/01/2011 to 12/31/2011	$9.95364	$9.69554	176,353
01/01/2012 to 12/31/2012	$9.69554	$10.45310	172,459
01/01/2013 to 12/31/2013	$10.45310	$11.23872	112,624
01/01/2014 to 12/31/2014	$11.23872	$11.44737	112,834
01/01/2015 to 12/31/2015	$11.44737	$11.10509	69,297
01/01/2016 to 12/31/2016	$11.10509	$11.44381	41,235
01/01/2017 to 12/31/2017	$11.44381	$12.58043	43,721
01/01/2018 to 12/31/2018	$12.58043	$11.44557	34,612
01/01/2019 to 12/31/2019	$11.44557	$13.00053	28,471
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.45457	$15.45681	20,179
01/01/2011 to 12/31/2011	$15.45681	$15.32973	13,843
01/01/2012 to 12/31/2012	$15.32973	$17.36201	17,036
01/01/2013 to 12/31/2013	$17.36201	$23.59476	7,717
01/01/2014 to 12/31/2014	$23.59476	$24.76200	9,399
01/01/2015 to 12/31/2015	$24.76200	$22.90998	5,237
01/01/2016 to 12/31/2016	$22.90998	$27.88313	2,386
01/01/2017 to 12/31/2017	$27.88313	$30.62637	3,261
01/01/2018 to 12/31/2018	$30.62637	$25.76301	1,788
01/01/2019 to 12/31/2019	$25.76301	$30.93137	1,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.24698	$10.03430	305,923
01/01/2011 to 12/31/2011	$10.03430	$9.82602	258,571
01/01/2012 to 12/31/2012	$9.82602	$9.62025	264,530
01/01/2013 to 12/31/2013	$9.62025	$9.41815	93,440
01/01/2014 to 12/31/2014	$9.41815	$9.22030	27,348
01/01/2015 to 12/31/2015	$9.22030	$9.02660	17,727
01/01/2016 to 12/31/2016	$9.02660	$8.83759	37,893
01/01/2017 to 12/31/2017	$8.83759	$8.68195	13,763
01/01/2018 to 12/31/2018	$8.68195	$8.60912	4,319
01/01/2019 to 12/31/2019	$8.60912	$8.57087	5,370
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$11.73007	$13.03410	33,408
01/01/2011 to 12/31/2011	$13.03410	$13.16567	35,210
01/01/2012 to 12/31/2012	$13.16567	$14.67706	24,538
01/01/2013 to 12/31/2013	$14.67706	$15.40065	13,691
01/01/2014 to 12/31/2014	$15.40065	$15.46287	15,847
01/01/2015 to 12/31/2015	$15.46287	$14.59862	8,199
01/01/2016 to 12/31/2016	$14.59862	$16.49329	6,738
01/01/2017 to 12/31/2017	$16.49329	$17.35430	5,863
01/01/2018 to 12/31/2018	$17.35430	$16.65039	2,103
01/01/2019 to 12/31/2019	$16.65039	$18.79475	2,116
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.07674	$10.05559	88,789
01/01/2011 to 12/31/2011	$10.05559	$9.43285	69,174
01/01/2012 to 12/31/2012	$9.43285	$10.79391	69,790
01/01/2013 to 12/31/2013	$10.79391	$14.77957	54,593
01/01/2014 to 12/31/2014	$14.77957	$16.45822	48,676
01/01/2015 to 12/31/2015	$16.45822	$14.84986	16,263
01/01/2016 to 12/31/2016	$14.84986	$17.42997	3,193
01/01/2017 to 12/31/2017	$17.42997	$20.34021	5,783
01/01/2018 to 12/31/2018	$20.34021	$17.09279	2,438
01/01/2019 to 12/31/2019	$17.09279	$21.67432	544
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$12.19400	$13.66884	131,631
01/01/2011 to 12/31/2011	$13.66884	$11.65259	121,092
01/01/2012 to 12/31/2012	$11.65259	$13.73096	85,192
01/01/2013 to 12/31/2013	$13.73096	$16.00436	22,942
01/01/2014 to 12/31/2014	$16.00436	$14.80257	18,459
01/01/2015 to 12/31/2015	$14.80257	$14.94800	7,411
01/01/2016 to 12/31/2016	$14.94800	$14.08180	4,224
01/01/2017 to 12/31/2017	$14.08180	$18.67111	5,396
01/01/2018 to 12/31/2018	$18.67111	$15.84030	3,358
01/01/2019 to 12/31/2019	$15.84030	$20.48753	2,679
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.32585	$15.57954	28,297
01/01/2011 to 12/31/2011	$15.57954	$13.33857	25,285
01/01/2012 to 12/31/2012	$13.33857	$15.23569	26,108
01/01/2013 to 12/31/2013	$15.23569	$17.81945	18,585
01/01/2014 to 12/31/2014	$17.81945	$16.27568	15,748
01/01/2015 to 12/31/2015	$16.27568	$16.06404	5,988
01/01/2016 to 12/31/2016	$16.06404	$15.81875	2,675
01/01/2017 to 12/31/2017	$15.81875	$19.02070	4,358
01/01/2018 to 12/31/2018	$19.02070	$15.61457	2,295
01/01/2019 to 12/31/2019	$15.61457	$18.34750	1,663

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.89217	$12.90106	0
01/01/2011 to 12/31/2011	$12.90106	$14.20246	0
01/01/2012 to 12/31/2012	$14.20246	$15.21099	0
01/01/2013 to 12/31/2013	$15.21099	$14.41767	0
01/01/2014 to 12/31/2014	$14.41767	$15.06477	0
01/01/2015 to 12/31/2015	$15.06477	$14.92140	0
01/01/2016 to 12/31/2016	$14.92140	$15.22288	0
01/01/2017 to 12/31/2017	$15.22288	$15.54679	0
01/01/2018 to 12/31/2018	$15.54679	$15.17793	0
01/01/2019 to 12/31/2019	$15.17793	$16.52792	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.56700	$9.54600	85,599
01/01/2011 to 12/31/2011	$9.54600	$9.29262	94,951
01/01/2012 to 12/31/2012	$9.29262	$10.33285	94,194
01/01/2013 to 12/31/2013	$10.33285	$11.76297	62,918
01/01/2014 to 12/31/2014	$11.76297	$12.24890	59,885
01/01/2015 to 12/31/2015	$12.24890	$11.86614	42,753
01/01/2016 to 12/31/2016	$11.86614	$12.22356	13,427
01/01/2017 to 12/31/2017	$12.22356	$13.99670	21,439
01/01/2018 to 12/31/2018	$13.99670	$12.69109	12,279
01/01/2019 to 12/31/2019	$12.69109	$14.83879	18,491
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.23382	$13.88493	9,084
01/01/2011 to 12/31/2011	$13.88493	$12.34986	13,713
01/01/2012 to 12/31/2012	$12.34986	$14.73904	11,642
01/01/2013 to 12/31/2013	$14.73904	$16.64608	1,744
01/01/2014 to 12/31/2014	$16.64608	$15.25918	1,840
01/01/2015 to 12/31/2015	$15.25918	$14.52123	2,736
01/01/2016 to 12/31/2016	$14.52123	$14.49156	2,796
01/01/2017 to 12/31/2017	$14.49156	$18.39238	3,203
01/01/2018 to 12/31/2018	$18.39238	$14.85876	2,591
01/01/2019 to 12/31/2019	$14.85876	$18.50682	2,833
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.35946	$12.98558	354,147
01/01/2011 to 12/31/2011	$12.98558	$12.74300	282,849
01/01/2012 to 12/31/2012	$12.74300	$13.81227	280,111
01/01/2013 to 12/31/2013	$13.81227	$15.01404	184,354
01/01/2014 to 12/31/2014	$15.01404	$15.49973	186,649
01/01/2015 to 12/31/2015	$15.49973	$15.14648	109,285
01/01/2016 to 12/31/2016	$15.14648	$15.39823	49,703
01/01/2017 to 12/31/2017	$15.39823	$16.90622	60,121
01/01/2018 to 12/31/2018	$16.90622	$15.70091	31,877
01/01/2019 to 12/31/2019	$15.70091	$17.61678	38,306
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28440	$11.20797	0
01/01/2011 to 12/31/2011	$11.20797	$11.04561	133
01/01/2012 to 12/31/2012	$11.04561	$12.45561	0
01/01/2013 to 12/31/2013	$12.45561	$16.64423	0
01/01/2014 to 12/31/2014	$16.64423	$17.84342	0
01/01/2015 to 12/31/2015	$17.84342	$19.32639	0
01/01/2016 to 12/31/2016	$19.32639	$18.64432	0
01/01/2017 to 12/31/2017	$18.64432	$24.79425	0
01/01/2018 to 12/31/2018	$24.79425	$23.87956	0
01/01/2019 to 12/31/2019	$23.87956	$31.00009	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.10051	$11.84164	281,480
01/01/2011 to 12/31/2011	$11.84164	$11.48743	241,628
01/01/2012 to 12/31/2012	$11.48743	$12.62531	179,431
01/01/2013 to 12/31/2013	$12.62531	$16.88551	49,199
01/01/2014 to 12/31/2014	$16.88551	$18.28157	44,361
01/01/2015 to 12/31/2015	$18.28157	$19.70036	15,449
01/01/2016 to 12/31/2016	$19.70036	$20.36303	5,217
01/01/2017 to 12/31/2017	$20.36303	$26.51364	8,263
01/01/2018 to 12/31/2018	$26.51364	$25.25622	3,605
01/01/2019 to 12/31/2019	$25.25622	$32.54685	1,245
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$14.23055	$15.61026	4,949
01/01/2011 to 12/31/2011	$15.61026	$14.80417	40,436
01/01/2012 to 12/31/2012	$14.80417	$17.83757	38,421
01/01/2013 to 12/31/2013	$17.83757	$22.28885	10,435
01/01/2014 to 12/31/2014	$22.28885	$22.61303	9,394
01/01/2015 to 12/31/2015	$22.61303	$21.81376	4,102
01/01/2016 to 12/31/2016	$21.81376	$22.87556	3,557
01/01/2017 to 12/31/2017	$22.87556	$27.73593	4,547
01/01/2018 to 12/31/2018	$27.73593	$24.55653	5,923
01/01/2019 to 12/31/2019	$24.55653	$31.24287	2,522
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99826	$10.29169	61,609
01/01/2013 to 12/31/2013	$10.29169	$11.98140	28,354
01/01/2014 to 12/31/2014	$11.98140	$12.33254	27,318
01/01/2015 to 12/31/2015	$12.33254	$11.92365	11,355
01/01/2016 to 12/31/2016	$11.92365	$12.17840	6,244
01/01/2017 to 12/31/2017	$12.17840	$13.88984	7,965
01/01/2018 to 12/31/2018	$13.88984	$12.47141	3,526
01/01/2019 to 12/31/2019	$12.47141	$14.98878	4,350
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$10.56831	$11.66922	18,671
01/01/2011 to 12/31/2011	$11.66922	$11.35661	18,058
01/01/2012 to 12/31/2012	$11.35661	$13.01721	16,921
01/01/2013 to 12/31/2013	$13.01721	$17.42180	8,629
01/01/2014 to 12/31/2014	$17.42180	$18.54157	10,658
01/01/2015 to 12/31/2015	$18.54157	$19.46440	5,603
01/01/2016 to 12/31/2016	$19.46440	$19.42081	1,432
01/01/2017 to 12/31/2017	$19.42081	$24.85308	2,615
01/01/2018 to 12/31/2018	$24.85308	$24.85132	1,066
01/01/2019 to 12/31/2019	$24.85132	$33.52101	1,398
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99826	$10.17946	378
01/01/2013 to 12/31/2013	$10.17946	$13.40436	916
01/01/2014 to 12/31/2014	$13.40436	$14.46368	1,082
01/01/2015 to 12/31/2015	$14.46368	$14.05744	386
01/01/2016 to 12/31/2016	$14.05744	$15.61340	523
01/01/2017 to 12/31/2017	$15.61340	$17.93707	903
01/01/2018 to 12/31/2018	$17.93707	$15.77605	574
01/01/2019 to 12/31/2019	$15.77605	$19.97742	456

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.30480	$15.60783	49,066
01/01/2011 to 12/31/2011	$15.60783	$14.82555	45,390
01/01/2012 to 12/31/2012	$14.82555	$17.36051	36,456
01/01/2013 to 12/31/2013	$17.36051	$22.46732	17,625
01/01/2014 to 12/31/2014	$22.46732	$24.53098	15,650
01/01/2015 to 12/31/2015	$24.53098	$22.65038	12,354
01/01/2016 to 12/31/2016	$22.65038	$22.54049	6,768
01/01/2017 to 12/31/2017	$22.54049	$28.04707	7,520
01/01/2018 to 12/31/2018	$28.04707	$26.26077	3,175
01/01/2019 to 12/31/2019	$26.26077	$33.46201	4,984
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.19313	$14.73484	59,399
01/01/2011 to 12/31/2011	$14.73484	$14.06748	39,680
01/01/2012 to 12/31/2012	$14.06748	$16.13040	37,807
01/01/2013 to 12/31/2013	$16.13040	$22.42557	10,047
01/01/2014 to 12/31/2014	$22.42557	$25.08324	6,373
01/01/2015 to 12/31/2015	$25.08324	$23.17219	3,523
01/01/2016 to 12/31/2016	$23.17219	$26.82249	2,676
01/01/2017 to 12/31/2017	$26.82249	$29.88189	3,391
01/01/2018 to 12/31/2018	$29.88189	$24.44089	1,793
01/01/2019 to 12/31/2019	$24.44089	$28.95602	2,432
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.06761	$10.85433	30,620
01/01/2011 to 12/31/2011	$10.85433	$8.47245	9,032
01/01/2012 to 12/31/2012	$8.47245	$9.78141	11,262
01/01/2013 to 12/31/2013	$9.78141	$9.59736	1,832
01/01/2014 to 12/31/2014	$9.59736	$8.95578	3,710
01/01/2015 to 12/31/2015	$8.95578	$7.30108	2,971
01/01/2016 to 12/31/2016	$7.30108	$8.03167	2,169
01/01/2017 to 12/31/2017	$8.03167	$9.93771	2,674
01/01/2018 to 12/31/2018	$9.93771	$8.36133	1,945
01/01/2019 to 12/31/2019	$8.36133	$9.27845	2,521
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.45522	$11.31786	1,190,107
01/01/2011 to 12/31/2011	$11.31786	$11.19104	1,035,239
01/01/2012 to 12/31/2012	$11.19104	$12.09215	970,169
01/01/2013 to 12/31/2013	$12.09215	$12.92873	542,230
01/01/2014 to 12/31/2014	$12.92873	$13.38820	392,757
01/01/2015 to 12/31/2015	$13.38820	$13.12592	193,363
01/01/2016 to 12/31/2016	$13.12592	$13.56091	90,020
01/01/2017 to 12/31/2017	$13.56091	$14.62184	86,575
01/01/2018 to 12/31/2018	$14.62184	$13.90663	60,628
01/01/2019 to 12/31/2019	$13.90663	$15.62134	46,086
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01818	$10.06267	0
01/01/2012 to 12/31/2012	$10.06267	$10.55146	4,755
01/01/2013 to 12/31/2013	$10.55146	$10.09089	5
01/01/2014 to 12/31/2014	$10.09089	$10.47775	46
01/01/2015 to 12/31/2015	$10.47775	$10.23026	40
01/01/2016 to 12/31/2016	$10.23026	$10.43751	102
01/01/2017 to 12/31/2017	$10.43751	$10.79838	18
01/01/2018 to 12/31/2018	$10.79838	$10.48440	260
01/01/2019 to 12/31/2019	$10.48440	$11.26551	566

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.15433	$9.50159	965,266
01/01/2011 to 12/31/2011	$9.50159	$8.72431	897,315
01/01/2012 to 12/31/2012	$8.72431	$9.64433	878,268
01/01/2013 to 12/31/2013	$9.64433	$11.04946	554,189
01/01/2014 to 12/31/2014	$11.04946	$11.81234	404,728
01/01/2015 to 12/31/2015	$11.81234	$11.49341	206,209
01/01/2016 to 12/31/2016	$11.49341	$12.38854	62,513
01/01/2017 to 12/31/2017	$12.38854	$14.08142	157,223
01/01/2018 to 12/31/2018	$14.08142	$12.73702	62,129
01/01/2019 to 12/31/2019	$12.73702	$14.86098	104,017
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99826	$11.64038	0
01/01/2014 to 12/31/2014	$11.64038	$13.13290	0
01/01/2015 to 12/31/2015	$13.13290	$13.05549	0
01/01/2016 to 12/31/2016	$13.05549	$14.16951	439
01/01/2017 to 12/31/2017	$14.16951	$16.84332	438
01/01/2018 to 12/31/2018	$16.84332	$15.30854	362
01/01/2019 to 12/31/2019	$15.30854	$18.76210	379
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$9.08510	$10.23289	5,697
01/01/2011 to 12/31/2011	$10.23289	$10.36467	4,908
01/01/2012 to 12/31/2012	$10.36467	$12.05467	6,298
01/01/2013 to 12/31/2013	$12.05467	$15.62862	7,087
01/01/2014 to 12/31/2014	$15.62862	$17.93419	3,707
01/01/2015 to 12/31/2015	$17.93419	$18.09822	2,840
01/01/2016 to 12/31/2016	$18.09822	$20.34961	2,311
01/01/2017 to 12/31/2017	$20.34961	$24.35664	3,195
01/01/2018 to 12/31/2018	$24.35664	$21.88319	5,611
01/01/2019 to 12/31/2019	$21.88319	$26.66510	1,773
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99826	$8.87255	0
01/01/2012 to 12/31/2012	$8.87255	$9.82884	2,933
01/01/2013 to 12/31/2013	$9.82884	$11.77773	2,633
01/01/2014 to 12/31/2014	$11.77773	$12.27998	0
01/01/2015 to 12/31/2015	$12.27998	$12.04019	0
01/01/2016 to 12/31/2016	$12.04019	$12.53316	0
01/01/2017 to 12/31/2017	$12.53316	$14.50269	0
01/01/2018 to 12/31/2018	$14.50269	$13.26972	0
01/01/2019 to 12/31/2019	$13.26972	$15.74582	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.64148	$15.10646	51,046
01/01/2011 to 12/31/2011	$15.10646	$12.85039	53,009
01/01/2012 to 12/31/2012	$12.85039	$15.10536	40,152
01/01/2013 to 12/31/2013	$15.10536	$20.82370	12,689
01/01/2014 to 12/31/2014	$20.82370	$21.39375	12,776
01/01/2015 to 12/31/2015	$21.39375	$21.22405	6,350
01/01/2016 to 12/31/2016	$21.22405	$22.37916	2,416
01/01/2017 to 12/31/2017	$22.37916	$27.97759	3,066
01/01/2018 to 12/31/2018	$27.97759	$24.41694	2,040
01/01/2019 to 12/31/2019	$24.41694	$32.62515	2,334

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.98332	$11.99757	35,544
01/01/2011 to 12/31/2011	$11.99757	$11.63092	38,469
01/01/2012 to 12/31/2012	$11.63092	$12.77272	36,443
01/01/2013 to 12/31/2013	$12.77272	$16.90290	20,397
01/01/2014 to 12/31/2014	$16.90290	$17.17994	17,311
01/01/2015 to 12/31/2015	$17.17994	$16.95130	5,294
01/01/2016 to 12/31/2016	$16.95130	$18.60042	2,394
01/01/2017 to 12/31/2017	$18.60042	$22.56607	4,898
01/01/2018 to 12/31/2018	$22.56607	$20.23305	1,918
01/01/2019 to 12/31/2019	$20.23305	$25.77448	2,072
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.80310	$14.55900	68,232
01/01/2011 to 12/31/2011	$14.55900	$13.40176	58,191
01/01/2012 to 12/31/2012	$13.40176	$15.50265	50,276
01/01/2013 to 12/31/2013	$15.50265	$20.85373	20,189
01/01/2014 to 12/31/2014	$20.85373	$21.49136	14,968
01/01/2015 to 12/31/2015	$21.49136	$20.13318	5,331
01/01/2016 to 12/31/2016	$20.13318	$25.46793	2,838
01/01/2017 to 12/31/2017	$25.46793	$26.76648	3,762
01/01/2018 to 12/31/2018	$26.76648	$21.72725	1,944
01/01/2019 to 12/31/2019	$21.72725	$25.94630	1,446
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.80600	$12.89139	354,147
01/01/2011 to 12/31/2011	$12.89139	$12.87148	305,198
01/01/2012 to 12/31/2012	$12.87148	$14.30151	266,784
01/01/2013 to 12/31/2013	$14.30151	$16.35803	265,512
01/01/2014 to 12/31/2014	$16.35803	$16.95617	195,296
01/01/2015 to 12/31/2015	$16.95617	$16.60704	101,450
01/01/2016 to 12/31/2016	$16.60704	$17.48567	30,597
01/01/2017 to 12/31/2017	$17.48567	$19.75707	36,595
01/01/2018 to 12/31/2018	$19.75707	$18.30962	23,987
01/01/2019 to 12/31/2019	$18.30962	$21.66165	20,640
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.59212	$13.14301	99,546
01/01/2011 to 12/31/2011	$13.14301	$12.64929	85,531
01/01/2012 to 12/31/2012	$12.64929	$14.56061	79,086
01/01/2013 to 12/31/2013	$14.56061	$20.53082	52,287
01/01/2014 to 12/31/2014	$20.53082	$21.77708	50,638
01/01/2015 to 12/31/2015	$21.77708	$23.36291	18,218
01/01/2016 to 12/31/2016	$23.36291	$23.49073	6,327
01/01/2017 to 12/31/2017	$23.49073	$31.71212	10,282
01/01/2018 to 12/31/2018	$31.71212	$32.24281	5,879
01/01/2019 to 12/31/2019	$32.24281	$40.47688	5,686
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.05707	$12.17184	16,444
01/01/2011 to 12/31/2011	$12.17184	$11.85802	17,128
01/01/2012 to 12/31/2012	$11.85802	$13.16440	15,787
01/01/2013 to 12/31/2013	$13.16440	$17.35110	6,753
01/01/2014 to 12/31/2014	$17.35110	$17.25133	8,130
01/01/2015 to 12/31/2015	$17.25133	$15.86489	4,649
01/01/2016 to 12/31/2016	$15.86489	$16.48445	2,051
01/01/2017 to 12/31/2017	$16.48445	$18.81068	3,053
01/01/2018 to 12/31/2018	$18.81068	$16.62546	2,133
01/01/2019 to 12/31/2019	$16.62546	$20.50331	7,680

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$20.73644	$24.45347	32,855
01/01/2011 to 12/31/2011	$24.45347	$20.36912	24,308
01/01/2012 to 12/31/2012	$20.36912	$20.66194	19,051
01/01/2013 to 12/31/2013	$20.66194	$23.33926	8,602
01/01/2014 to 12/31/2014	$23.33926	$20.93857	7,708
01/01/2015 to 12/31/2015	$20.93857	$16.55199	5,143
01/01/2016 to 12/31/2016	$16.55199	$20.19426	3,740
01/01/2017 to 12/31/2017	$20.19426	$21.80909	3,958
01/01/2018 to 12/31/2018	$21.80909	$17.79320	3,262
01/01/2019 to 12/31/2019	$17.79320	$20.35758	4,258
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$12.03859	$12.46275	60,518
01/01/2011 to 12/31/2011	$12.46275	$12.70463	49,111
01/01/2012 to 12/31/2012	$12.70463	$13.08733	40,834
01/01/2013 to 12/31/2013	$13.08733	$12.33157	3,385
01/01/2014 to 12/31/2014	$12.33157	$12.13982	4,192
01/01/2015 to 12/31/2015	$12.13982	$11.33598	3,680
01/01/2016 to 12/31/2016	$11.33598	$11.58210	2,694
01/01/2017 to 12/31/2017	$11.58210	$11.57093	2,856
01/01/2018 to 12/31/2018	$11.57093	$11.55306	1,266
01/01/2019 to 12/31/2019	$11.55306	$11.49181	1,045
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.63819	$14.08384	16,202
01/01/2011 to 12/31/2011	$14.08384	$13.31260	11,146
01/01/2012 to 12/31/2012	$13.31260	$15.43204	8,468
01/01/2013 to 12/31/2013	$15.43204	$20.00534	3,878
01/01/2014 to 12/31/2014	$20.00534	$22.51712	4,603
01/01/2015 to 12/31/2015	$22.51712	$20.58737	2,549
01/01/2016 to 12/31/2016	$20.58737	$22.97693	1,197
01/01/2017 to 12/31/2017	$22.97693	$26.66428	723
01/01/2018 to 12/31/2018	$26.66428	$21.78765	428
01/01/2019 to 12/31/2019	$21.78765	$25.41379	173
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.61770	$9.67173	422,372
01/01/2011 to 12/31/2011	$9.67173	$9.14168	344,904
01/01/2012 to 12/31/2012	$9.14168	$9.93461	346,858
01/01/2013 to 12/31/2013	$9.93461	$11.72017	140,277
01/01/2014 to 12/31/2014	$11.72017	$12.10562	150,938
01/01/2015 to 12/31/2015	$12.10562	$11.77639	92,906
01/01/2016 to 12/31/2016	$11.77639	$12.28191	59,063
01/01/2017 to 12/31/2017	$12.28191	$13.65925	81,229
01/01/2018 to 12/31/2018	$13.65925	$12.70264	40,809
01/01/2019 to 12/31/2019	$12.70264	$14.99196	51,905
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.11510	$10.67482	96,819
01/01/2011 to 12/31/2011	$10.67482	$11.08070	75,584
01/01/2012 to 12/31/2012	$11.08070	$11.69951	71,309
01/01/2013 to 12/31/2013	$11.69951	$11.28280	75,086
01/01/2014 to 12/31/2014	$11.28280	$11.84080	57,146
01/01/2015 to 12/31/2015	$11.84080	$11.73549	43,630
01/01/2016 to 12/31/2016	$11.73549	$12.08130	7,498
01/01/2017 to 12/31/2017	$12.08130	$12.57443	11,782
01/01/2018 to 12/31/2018	$12.57443	$12.03022	11,248
01/01/2019 to 12/31/2019	$12.03022	$13.22638	9,128

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99285	$9.09362	4,865
01/01/2012 to 12/31/2012	$9.09362	$10.56924	5,130
01/01/2013 to 12/31/2013	$10.56924	$13.55880	2,681
01/01/2014 to 12/31/2014	$13.55880	$14.97680	4,985
01/01/2015 to 12/31/2015	$14.97680	$14.96522	2,616
01/01/2016 to 12/31/2016	$14.96522	$16.82220	1,312
01/01/2017 to 12/31/2017	$16.82220	$17.88215	1,261
01/01/2018 to 12/31/2018	$17.88215	$16.17852	820
01/01/2019 to 12/31/2019	$16.17852	$19.81306	796
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$11.92768	$12.29544	7,700
01/01/2011 to 12/31/2011	$12.29544	$12.51320	7,247
01/01/2012 to 12/31/2012	$12.51320	$14.80991	6,573
01/01/2013 to 12/31/2013	$14.80991	$20.37736	2,591
01/01/2014 to 12/31/2014	$20.37736	$23.87342	3,836
01/01/2015 to 12/31/2015	$23.87342	$24.11121	2,540
01/01/2016 to 12/31/2016	$24.11121	$20.90060	145
01/01/2017 to 12/31/2017	$20.90060	$23.70156	609
01/01/2018 to 12/31/2018	$23.70156	$23.41088	171
01/01/2019 to 12/31/2019	$23.41088	$30.36910	452
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04980	$9.73544	2,473
01/01/2013 to 12/31/2013	$9.73544	$13.05900	1,375
01/01/2014 to 12/31/2014	$13.05900	$13.81228	971
01/01/2015 to 12/31/2015	$13.81228	$13.68523	588
01/01/2016 to 12/31/2016	$13.68523	$13.49983	391
01/01/2017 to 12/31/2017	$13.49983	$16.18999	734
01/01/2018 to 12/31/2018	$16.18999	$14.96302	380
01/01/2019 to 12/31/2019	$14.96302	$19.67921	631
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.56069	$11.35421	0
01/01/2011 to 12/31/2011	$11.35421	$10.55427	0
01/01/2012 to 12/31/2012	$10.55427	$11.49747	0
01/01/2013 to 12/31/2013	$11.49747	$14.08628	0
01/01/2014 to 12/31/2014	$14.08628	$15.31460	0
01/01/2015 to 12/31/2015	$15.31460	$16.01467	0
01/01/2016 to 12/31/2016	$16.01467	$15.56070	0
01/01/2017 to 12/31/2017	$15.56070	$20.58746	0
01/01/2018 to 12/31/2018	$20.58746	$20.06102	0
01/01/2019 to 12/31/2019	$20.06102	$26.68633	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12634	$9.71145	1,281
01/01/2017 to 12/31/2017	$9.71145	$13.41555	933
01/01/2018 to 12/31/2018	$13.41555	$10.80654	186
01/01/2019 to 12/31/2019	$10.80654	$12.96866	251

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$17.03019	$18.99149	69
01/01/2011 to 12/31/2011	$18.99149	$13.57359	16
01/01/2012 to 12/31/2012	$13.57359	$15.34438	0
01/01/2013 to 12/31/2013	$15.34438	$17.27135	0
01/01/2014 to 12/31/2014	$17.27135	$16.64332	0
01/01/2015 to 12/31/2015	$16.64332	$14.76539	0
01/01/2016 to 12/31/2016	$14.76539	$14.54866	0
01/01/2017 to 12/31/2017	$14.54866	$18.92734	0
01/01/2018 to 12/31/2018	$18.92734	$15.08210	0
01/01/2019 to 12/31/2019	$15.08210	$18.64955	0
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.44392	$4.71332	971
01/01/2011 to 12/31/2011	$4.71332	$3.37990	0
01/01/2012 to 12/31/2012	$3.37990	$4.41410	0
01/01/2013 to 12/31/2013	$4.41410	$5.76716	0
01/01/2014 to 12/31/2014	$5.76716	$6.23197	0
01/01/2015 to 12/31/2015	$6.23197	$6.07480	0
01/01/2016 to 12/31/2016	$6.07480	$7.32903	0
01/01/2017 to 12/31/2017	$7.32903	$8.46141	0
01/01/2018 to 12/31/2018	$8.46141	$6.80029	0
01/01/2019 to 12/31/2019	$6.80029	$9.08273	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$13.66303	$17.34859	210
01/01/2011 to 12/31/2011	$17.34859	$14.24148	0
01/01/2012 to 12/31/2012	$14.24148	$15.12488	0
01/01/2013 to 12/31/2013	$15.12488	$17.53661	0
01/01/2014 to 12/31/2014	$17.53661	$17.45771	0
01/01/2015 to 12/31/2015	$17.45771	$14.71144	0
01/01/2016 to 12/31/2016	$14.71144	$17.06655	0
01/01/2017 to 12/31/2017	$17.06655	$20.54519	0
01/01/2018 to 12/31/2018	$20.54519	$16.55982	0
01/01/2019 to 12/31/2019	$16.55982	$19.08445	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$6.80093	$5.47298	2,196
01/01/2011 to 12/31/2011	$5.47298	$4.88223	3,067
01/01/2012 to 12/31/2012	$4.88223	$3.98617	2,517
01/01/2013 to 12/31/2013	$3.98617	$2.86623	354
01/01/2014 to 12/31/2014	$2.86623	$2.40624	0
01/01/2015 to 12/31/2015	$2.40624	$2.23980	0
01/01/2016 to 12/31/2016	$2.23980	$1.90667	0
01/01/2017 to 12/31/2017	$1.90667	$1.53134	0
01/01/2018 to 12/31/2018	$1.53134	$1.55979	0
01/01/2019 to 12/31/2019	$1.55979	$1.17661	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.49876	$10.46897	0
01/01/2011 to 12/31/2011	$10.46897	$10.24964	0
01/01/2012 to 12/31/2012	$10.24964	$11.42751	0
01/01/2013 to 12/31/2013	$11.42751	$14.51662	0
01/01/2014 to 12/31/2014	$14.51662	$15.84161	0
01/01/2015 to 12/31/2015	$15.84161	$15.43787	0
01/01/2016 to 12/31/2016	$15.43787	$16.57468	0
01/01/2017 to 12/31/2017	$16.57468	$19.36648	0
01/01/2018 to 12/31/2018	$19.36648	$17.79216	0
01/01/2019 to 12/31/2019	$17.79216	$22.44923	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$11.04695	$12.69275	517
01/01/2011 to 12/31/2011	$12.69275	$13.28984	0
01/01/2012 to 12/31/2012	$13.28984	$14.42295	0
01/01/2013 to 12/31/2013	$14.42295	$18.13766	0
01/01/2014 to 12/31/2014	$18.13766	$19.57280	0
01/01/2015 to 12/31/2015	$19.57280	$19.95951	0
01/01/2016 to 12/31/2016	$19.95951	$20.23393	0
01/01/2017 to 12/31/2017	$20.23393	$22.79264	0
01/01/2018 to 12/31/2018	$22.79264	$19.00849	0
01/01/2019 to 12/31/2019	$19.00849	$23.55231	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.47061	$10.06663	0
01/01/2011 to 12/31/2011	$10.06663	$10.39765	0
01/01/2012 to 12/31/2012	$10.39765	$12.42838	0
01/01/2013 to 12/31/2013	$12.42838	$17.01860	0
01/01/2014 to 12/31/2014	$17.01860	$18.73741	0
01/01/2015 to 12/31/2015	$18.73741	$19.20415	0
01/01/2016 to 12/31/2016	$19.20415	$19.58900	0
01/01/2017 to 12/31/2017	$19.58900	$22.70141	0
01/01/2018 to 12/31/2018	$22.70141	$22.35867	0
01/01/2019 to 12/31/2019	$22.35867	$27.28249	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$12.03595	$12.09365	21
01/01/2011 to 12/31/2011	$12.09365	$10.78796	21
01/01/2012 to 12/31/2012	$10.78796	$12.31362	0
01/01/2013 to 12/31/2013	$12.31362	$14.66333	0
01/01/2014 to 12/31/2014	$14.66333	$13.11397	0
01/01/2015 to 12/31/2015	$13.11397	$11.44192	0
01/01/2016 to 12/31/2016	$11.44192	$12.07711	0
01/01/2017 to 12/31/2017	$12.07711	$14.15496	0
01/01/2018 to 12/31/2018	$14.15496	$11.89820	0
01/01/2019 to 12/31/2019	$11.89820	$13.72031	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.69727	$6.18736	0
01/01/2011 to 12/31/2011	$6.18736	$5.21967	0
01/01/2012 to 12/31/2012	$5.21967	$6.37345	0
01/01/2013 to 12/31/2013	$6.37345	$8.24129	0
01/01/2014 to 12/31/2014	$8.24129	$9.11050	0
01/01/2015 to 12/31/2015	$9.11050	$8.78594	0
01/01/2016 to 12/31/2016	$8.78594	$9.91978	0
01/01/2017 to 12/31/2017	$9.91978	$11.47868	0
01/01/2018 to 12/31/2018	$11.47868	$10.06440	0
01/01/2019 to 12/31/2019	$10.06440	$12.83569	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.33226	$10.40298	0
01/01/2011 to 12/31/2011	$10.40298	$11.21487	0
01/01/2012 to 12/31/2012	$11.21487	$12.88980	0
01/01/2013 to 12/31/2013	$12.88980	$17.63648	0
01/01/2014 to 12/31/2014	$17.63648	$21.35812	0
01/01/2015 to 12/31/2015	$21.35812	$21.95995	0
01/01/2016 to 12/31/2016	$21.95995	$20.62862	0
01/01/2017 to 12/31/2017	$20.62862	$24.42129	0
01/01/2018 to 12/31/2018	$24.42129	$24.96591	0
01/01/2019 to 12/31/2019	$24.96591	$29.17624	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$10.27131	$12.44386	3,529
01/01/2011 to 12/31/2011	$12.44386	$11.96552	1,867
01/01/2012 to 12/31/2012	$11.96552	$13.56451	2,156
01/01/2013 to 12/31/2013	$13.56451	$18.35116	0
01/01/2014 to 12/31/2014	$18.35116	$18.96780	0
01/01/2015 to 12/31/2015	$18.96780	$17.93430	0
01/01/2016 to 12/31/2016	$17.93430	$20.63959	0
01/01/2017 to 12/31/2017	$20.63959	$24.73355	0
01/01/2018 to 12/31/2018	$24.73355	$21.12051	0
01/01/2019 to 12/31/2019	$21.12051	$26.98205	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.61053	$7.87907	0
01/01/2011 to 12/31/2011	$7.87907	$6.28371	0
01/01/2012 to 12/31/2012	$6.28371	$7.56319	0
01/01/2013 to 12/31/2013	$7.56319	$10.97602	0
01/01/2014 to 12/31/2014	$10.97602	$11.09213	0
01/01/2015 to 12/31/2015	$11.09213	$11.49002	0
01/01/2016 to 12/31/2016	$11.49002	$11.29585	0
01/01/2017 to 12/31/2017	$11.29585	$13.09995	0
01/01/2018 to 12/31/2018	$13.09995	$11.33118	0
01/01/2019 to 12/31/2019	$11.33118	$13.31169	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.18470	$10.17743	70
01/01/2011 to 12/31/2011	$10.17743	$10.27596	69
01/01/2012 to 12/31/2012	$10.27596	$11.33905	0
01/01/2013 to 12/31/2013	$11.33905	$14.50521	0
01/01/2014 to 12/31/2014	$14.50521	$16.03645	0
01/01/2015 to 12/31/2015	$16.03645	$16.28946	0
01/01/2016 to 12/31/2016	$16.28946	$16.74806	0
01/01/2017 to 12/31/2017	$16.74806	$20.54462	0
01/01/2018 to 12/31/2018	$20.54462	$19.73670	0
01/01/2019 to 12/31/2019	$19.73670	$24.90452	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.11490	$8.96899	45
01/01/2011 to 12/31/2011	$8.96899	$8.66858	44
01/01/2012 to 12/31/2012	$8.66858	$9.79484	0
01/01/2013 to 12/31/2013	$9.79484	$12.45559	0
01/01/2014 to 12/31/2014	$12.45559	$13.47140	0
01/01/2015 to 12/31/2015	$13.47140	$12.56399	0
01/01/2016 to 12/31/2016	$12.56399	$14.19895	0
01/01/2017 to 12/31/2017	$14.19895	$15.76919	0
01/01/2018 to 12/31/2018	$15.76919	$13.79571	0
01/01/2019 to 12/31/2019	$13.79571	$17.52745	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$10.95814	$13.77687	23
01/01/2011 to 12/31/2011	$13.77687	$13.09767	292
01/01/2012 to 12/31/2012	$13.09767	$14.79431	0
01/01/2013 to 12/31/2013	$14.79431	$18.90495	0
01/01/2014 to 12/31/2014	$18.90495	$19.59825	0
01/01/2015 to 12/31/2015	$19.59825	$19.24106	0
01/01/2016 to 12/31/2016	$19.24106	$21.26360	0
01/01/2017 to 12/31/2017	$21.26360	$24.62937	0
01/01/2018 to 12/31/2018	$24.62937	$21.22129	0
01/01/2019 to 12/31/2019	$21.22129	$25.81215	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.31216	$13.33964	19
01/01/2011 to 12/31/2011	$13.33964	$12.54738	19
01/01/2012 to 12/31/2012	$12.54738	$14.31824	0
01/01/2013 to 12/31/2013	$14.31824	$18.52563	0
01/01/2014 to 12/31/2014	$18.52563	$19.98386	0
01/01/2015 to 12/31/2015	$19.98386	$17.95509	0
01/01/2016 to 12/31/2016	$17.95509	$21.85787	0
01/01/2017 to 12/31/2017	$21.85787	$23.67027	0
01/01/2018 to 12/31/2018	$23.67027	$20.09099	0
01/01/2019 to 12/31/2019	$20.09099	$24.40591	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.68564	$12.37009	0
01/01/2011 to 12/31/2011	$12.37009	$12.28710	0
01/01/2012 to 12/31/2012	$12.28710	$13.98101	0
01/01/2013 to 12/31/2013	$13.98101	$18.37887	0
01/01/2014 to 12/31/2014	$18.37887	$21.05289	0
01/01/2015 to 12/31/2015	$21.05289	$22.14720	0
01/01/2016 to 12/31/2016	$22.14720	$22.82297	0
01/01/2017 to 12/31/2017	$22.82297	$29.13179	0
01/01/2018 to 12/31/2018	$29.13179	$27.98329	0
01/01/2019 to 12/31/2019	$27.98329	$37.45068	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$18.99895	$21.90399	343
01/01/2011 to 12/31/2011	$21.90399	$21.92652	0
01/01/2012 to 12/31/2012	$21.92652	$22.08696	0
01/01/2013 to 12/31/2013	$22.08696	$26.82823	0
01/01/2014 to 12/31/2014	$26.82823	$23.41008	0
01/01/2015 to 12/31/2015	$23.41008	$17.56145	0
01/01/2016 to 12/31/2016	$17.56145	$21.35172	0
01/01/2017 to 12/31/2017	$21.35172	$20.24097	0
01/01/2018 to 12/31/2018	$20.24097	$15.80643	0
01/01/2019 to 12/31/2019	$15.80643	$16.79230	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.83214	$8.68795	0
01/01/2011 to 12/31/2011	$8.68795	$9.87798	0
01/01/2012 to 12/31/2012	$9.87798	$10.81643	0
01/01/2013 to 12/31/2013	$10.81643	$13.93855	0
01/01/2014 to 12/31/2014	$13.93855	$16.28768	0
01/01/2015 to 12/31/2015	$16.28768	$16.65409	0
01/01/2016 to 12/31/2016	$16.65409	$15.69650	0
01/01/2017 to 12/31/2017	$15.69650	$16.95944	0
01/01/2018 to 12/31/2018	$16.95944	$15.57212	0
01/01/2019 to 12/31/2019	$15.57212	$17.38553	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$14.26188	$18.56041	19
01/01/2011 to 12/31/2011	$18.56041	$14.67972	19
01/01/2012 to 12/31/2012	$14.67972	$12.28015	59
01/01/2013 to 12/31/2013	$12.28015	$7.46018	0
01/01/2014 to 12/31/2014	$7.46018	$5.56031	0
01/01/2015 to 12/31/2015	$5.56031	$3.65505	0
01/01/2016 to 12/31/2016	$3.65505	$5.57600	0
01/01/2017 to 12/31/2017	$5.57600	$5.74733	0
01/01/2018 to 12/31/2018	$5.74733	$4.86812	0
01/01/2019 to 12/31/2019	$4.86812	$6.95730	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$10.05134	$12.27026	0
01/01/2011 to 12/31/2011	$12.27026	$12.58358	1,510
01/01/2012 to 12/31/2012	$12.58358	$14.43432	0
01/01/2013 to 12/31/2013	$14.43432	$14.14412	0
01/01/2014 to 12/31/2014	$14.14412	$17.31138	0
01/01/2015 to 12/31/2015	$17.31138	$17.00282	0
01/01/2016 to 12/31/2016	$17.00282	$17.59973	0
01/01/2017 to 12/31/2017	$17.59973	$18.61812	0
01/01/2018 to 12/31/2018	$18.61812	$17.18659	0
01/01/2019 to 12/31/2019	$17.18659	$21.32802	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.90199	$4.85201	0
01/01/2011 to 12/31/2011	$4.85201	$2.96881	0
01/01/2012 to 12/31/2012	$2.96881	$2.70471	0
01/01/2013 to 12/31/2013	$2.70471	$3.08426	0
01/01/2014 to 12/31/2014	$3.08426	$2.10581	0
01/01/2015 to 12/31/2015	$2.10581	$2.02878	0
01/01/2016 to 12/31/2016	$2.02878	$1.88370	0
01/01/2017 to 12/31/2017	$1.88370	$1.62471	0
01/01/2018 to 12/31/2018	$1.62471	$1.65657	0
01/01/2019 to 12/31/2019	$1.65657	$1.33932	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$5.74393	$4.43189	3,470
01/01/2011 to 12/31/2011	$4.43189	$3.88441	0
01/01/2012 to 12/31/2012	$3.88441	$3.08785	0
01/01/2013 to 12/31/2013	$3.08785	$2.13412	0
01/01/2014 to 12/31/2014	$2.13412	$1.68433	0
01/01/2015 to 12/31/2015	$1.68433	$1.43387	0
01/01/2016 to 12/31/2016	$1.43387	$1.26261	0
01/01/2017 to 12/31/2017	$1.26261	$0.92405	0
01/01/2018 to 12/31/2018	$0.92405	$0.87838	0
01/01/2019 to 12/31/2019	$0.87838	$0.61865	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.14691	$13.72024	667
01/01/2011 to 12/31/2011	$13.72024	$13.60462	0
01/01/2012 to 12/31/2012	$13.60462	$14.98078	0
01/01/2013 to 12/31/2013	$14.98078	$20.59536	0
01/01/2014 to 12/31/2014	$20.59536	$20.60096	0
01/01/2015 to 12/31/2015	$20.60096	$20.40489	0
01/01/2016 to 12/31/2016	$20.40489	$24.01977	0
01/01/2017 to 12/31/2017	$24.01977	$26.56661	0
01/01/2018 to 12/31/2018	$26.56661	$24.51066	0
01/01/2019 to 12/31/2019	$24.51066	$28.58337	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$10.67245	$12.75781	0
01/01/2011 to 12/31/2011	$12.75781	$11.97783	0
01/01/2012 to 12/31/2012	$11.97783	$13.62038	0
01/01/2013 to 12/31/2013	$13.62038	$18.35831	0
01/01/2014 to 12/31/2014	$18.35831	$19.01774	0
01/01/2015 to 12/31/2015	$19.01774	$17.07705	0
01/01/2016 to 12/31/2016	$17.07705	$21.53073	0
01/01/2017 to 12/31/2017	$21.53073	$23.12688	0
01/01/2018 to 12/31/2018	$23.12688	$19.42015	0
01/01/2019 to 12/31/2019	$19.42015	$23.30227	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.80138	$12.23350	0
01/01/2011 to 12/31/2011	$12.23350	$12.20079	0
01/01/2012 to 12/31/2012	$12.20079	$13.91696	0
01/01/2013 to 12/31/2013	$13.91696	$15.26912	0
01/01/2014 to 12/31/2014	$15.26912	$15.03303	0
01/01/2015 to 12/31/2015	$15.03303	$14.94137	0
01/01/2016 to 12/31/2016	$14.94137	$17.79663	0
01/01/2017 to 12/31/2017	$17.79663	$17.05396	0
01/01/2018 to 12/31/2018	$17.05396	$14.17225	0
01/01/2019 to 12/31/2019	$14.17225	$15.92375	0
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$11.24900	$12.12552	11
01/01/2011 to 12/31/2011	$12.12552	$17.03780	11
01/01/2012 to 12/31/2012	$17.03780	$16.84165	0
01/01/2013 to 12/31/2013	$16.84165	$13.33652	0
01/01/2014 to 12/31/2014	$13.33652	$17.80811	0
01/01/2015 to 12/31/2015	$17.80811	$16.45051	0
01/01/2016 to 12/31/2016	$16.45051	$16.05644	0
01/01/2017 to 12/31/2017	$16.05644	$17.21168	0
01/01/2018 to 12/31/2018	$17.21168	$15.93451	0
01/01/2019 to 12/31/2019	$15.93451	$18.44232	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$9.30279	$13.63207	4,005
01/01/2011 to 12/31/2011	$13.63207	$11.52456	3,532
01/01/2012 to 12/31/2012	$11.52456	$14.94766	294
01/01/2013 to 12/31/2013	$14.94766	$24.96759	293
01/01/2014 to 12/31/2014	$24.96759	$28.19343	0
01/01/2015 to 12/31/2015	$28.19343	$25.07602	0
01/01/2016 to 12/31/2016	$25.07602	$33.85869	0
01/01/2017 to 12/31/2017	$33.85869	$42.71648	0
01/01/2018 to 12/31/2018	$42.71648	$30.61995	0
01/01/2019 to 12/31/2019	$30.61995	$44.30282	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$13.49961	$14.00268	447
01/01/2011 to 12/31/2011	$14.00268	$16.10960	449
01/01/2012 to 12/31/2012	$16.10960	$15.79276	448
01/01/2013 to 12/31/2013	$15.79276	$17.51958	0
01/01/2014 to 12/31/2014	$17.51958	$21.59155	0
01/01/2015 to 12/31/2015	$21.59155	$19.78463	0
01/01/2016 to 12/31/2016	$19.78463	$22.29067	0
01/01/2017 to 12/31/2017	$22.29067	$24.14589	0
01/01/2018 to 12/31/2018	$24.14589	$24.31780	0
01/01/2019 to 12/31/2019	$24.31780	$29.25305	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$10.86636	$12.12865	95
01/01/2011 to 12/31/2011	$12.12865	$10.10314	132
01/01/2012 to 12/31/2012	$10.10314	$12.10589	0
01/01/2013 to 12/31/2013	$12.10589	$14.08796	0
01/01/2014 to 12/31/2014	$14.08796	$13.00384	0
01/01/2015 to 12/31/2015	$13.00384	$13.15933	0
01/01/2016 to 12/31/2016	$13.15933	$12.42209	0
01/01/2017 to 12/31/2017	$12.42209	$16.51771	0
01/01/2018 to 12/31/2018	$16.51771	$14.09732	0
01/01/2019 to 12/31/2019	$14.09732	$18.27063	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.59674	$13.99293	4,650
01/01/2011 to 12/31/2011	$13.99293	$11.94731	5,298
01/01/2012 to 12/31/2012	$11.94731	$13.29616	2,504
01/01/2013 to 12/31/2013	$13.29616	$15.61229	1,565
01/01/2014 to 12/31/2014	$15.61229	$14.47416	2,161
01/01/2015 to 12/31/2015	$14.47416	$14.49548	1,607
01/01/2016 to 12/31/2016	$14.49548	$14.65375	1,485
01/01/2017 to 12/31/2017	$14.65375	$17.91337	1,511
01/01/2018 to 12/31/2018	$17.91337	$14.57865	1,291
01/01/2019 to 12/31/2019	$14.57865	$16.48520	1,531
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.87823	$14.94866	3,585
01/01/2011 to 12/31/2011	$14.94866	$13.85114	2,342
01/01/2012 to 12/31/2012	$13.85114	$16.37430	3,084
01/01/2013 to 12/31/2013	$16.37430	$22.47749	1,009
01/01/2014 to 12/31/2014	$22.47749	$22.90493	1,101
01/01/2015 to 12/31/2015	$22.90493	$22.78737	585
01/01/2016 to 12/31/2016	$22.78737	$22.48109	207
01/01/2017 to 12/31/2017	$22.48109	$29.70355	465
01/01/2018 to 12/31/2018	$29.70355	$29.22704	682
01/01/2019 to 12/31/2019	$29.22704	$39.31331	1,487
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59314	$12.22248	0
01/01/2011 to 12/31/2011	$12.22248	$11.44667	0
01/01/2012 to 12/31/2012	$11.44667	$12.11480	0
01/01/2013 to 12/31/2013	$12.11480	$17.85671	0
01/01/2014 to 12/31/2014	$17.85671	$17.18893	0
01/01/2015 to 12/31/2015	$17.18893	$16.38455	0
01/01/2016 to 12/31/2016	$16.38455	$17.34125	0
01/01/2017 to 12/31/2017	$17.34125	$21.41597	0
01/01/2018 to 12/31/2018	$21.41597	$21.27263	0
01/01/2019 to 12/31/2019	$21.27263	$26.09715	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.34044	$14.03817	0
01/01/2011 to 12/31/2011	$14.03817	$14.09977	0
01/01/2012 to 12/31/2012	$14.09977	$15.72856	0
01/01/2013 to 12/31/2013	$15.72856	$16.91508	0
01/01/2014 to 12/31/2014	$16.91508	$16.92122	0
01/01/2015 to 12/31/2015	$16.92122	$16.56601	0
01/01/2016 to 12/31/2016	$16.56601	$17.65187	0
01/01/2017 to 12/31/2017	$17.65187	$18.08311	0
01/01/2018 to 12/31/2018	$18.08311	$17.56593	0
01/01/2019 to 12/31/2019	$17.56593	$19.30526	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.45814	$10.35156	72,644,706
01/01/2011 to 12/31/2011	$10.35156	$9.84994	61,319,650
01/01/2012 to 12/31/2012	$9.84994	$10.83790	57,128,002
01/01/2013 to 12/31/2013	$10.83790	$11.65077	50,094,174
01/01/2014 to 12/31/2014	$11.65077	$11.82354	43,460,769
01/01/2015 to 12/31/2015	$11.82354	$11.18545	35,546,064
01/01/2016 to 12/31/2016	$11.18545	$11.62708	24,834,197
01/01/2017 to 12/31/2017	$11.62708	$12.79662	16,373,530
01/01/2018 to 12/31/2018	$12.79662	$11.48951	12,117,690
01/01/2019 to 12/31/2019	$11.48951	$13.03422	10,559,689
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.61091	$10.68241	30,055,291
01/01/2011 to 12/31/2011	$10.68241	$10.45419	25,000,590
01/01/2012 to 12/31/2012	$10.45419	$11.61340	25,101,059
01/01/2013 to 12/31/2013	$11.61340	$13.23168	24,024,892
01/01/2014 to 12/31/2014	$13.23168	$13.72398	22,055,595
01/01/2015 to 12/31/2015	$13.72398	$13.52288	18,525,032
01/01/2016 to 12/31/2016	$13.52288	$14.15876	14,025,150
01/01/2017 to 12/31/2017	$14.15876	$16.18382	9,189,139
01/01/2018 to 12/31/2018	$16.18382	$14.88656	6,641,136
01/01/2019 to 12/31/2019	$14.88656	$17.73252	6,060,669
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.56791	$9.37326	5,406,914
01/01/2011 to 12/31/2011	$9.37326	$8.99623	4,727,624
01/01/2012 to 12/31/2012	$8.99623	$9.69769	4,685,920
01/01/2013 to 12/31/2013	$9.69769	$10.65871	3,760,110
01/01/2014 to 12/31/2014	$10.65871	$10.95431	3,483,272
01/01/2015 to 12/31/2015	$10.95431	$10.69005	4,191,459
01/01/2016 to 12/31/2016	$10.69005	$10.95321	3,033,334
01/01/2017 to 12/31/2017	$10.95321	$12.44553	2,451,643
01/01/2018 to 12/31/2018	$12.44553	$11.20266	1,582,841
01/01/2019 to 12/31/2019	$11.20266	$12.92698	1,433,249

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.58881	732
01/01/2014 to 12/31/2014	$11.58881	$12.81986	6,256
01/01/2015 to 12/31/2015	$12.81986	$12.74783	3,619
01/01/2016 to 12/31/2016	$12.74783	$13.79544	6,341
01/01/2017 to 12/31/2017	$13.79544	$16.47114	8,253
01/01/2018 to 12/31/2018	$16.47114	$14.78902	3,961
01/01/2019 to 12/31/2019	$14.78902	$17.72039	5,115
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.69993	$10.64934	36,176,891
01/01/2011 to 12/31/2011	$10.64934	$10.28360	28,001,755
01/01/2012 to 12/31/2012	$10.28360	$11.30592	27,966,738
01/01/2013 to 12/31/2013	$11.30592	$13.00200	25,877,571
01/01/2014 to 12/31/2014	$13.00200	$13.53824	22,829,372
01/01/2015 to 12/31/2015	$13.53824	$13.29657	18,611,099
01/01/2016 to 12/31/2016	$13.29657	$13.81670	14,235,835
01/01/2017 to 12/31/2017	$13.81670	$15.52001	10,439,606
01/01/2018 to 12/31/2018	$15.52001	$14.42039	7,146,379
01/01/2019 to 12/31/2019	$14.42039	$16.83304	6,695,409
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99813	$9.12934	780,622
01/01/2012 to 12/31/2012	$9.12934	$9.98507	1,253,385
01/01/2013 to 12/31/2013	$9.98507	$10.81976	1,726,168
01/01/2014 to 12/31/2014	$10.81976	$11.09403	1,570,720
01/01/2015 to 12/31/2015	$11.09403	$10.51899	1,447,431
01/01/2016 to 12/31/2016	$10.51899	$10.99861	1,249,534
01/01/2017 to 12/31/2017	$10.99861	$12.10776	991,268
01/01/2018 to 12/31/2018	$12.10776	$11.20908	853,503
01/01/2019 to 12/31/2019	$11.20908	$12.88758	618,866
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$13.02347	$13.22684	7,123,302
01/01/2011 to 12/31/2011	$13.22684	$13.22045	5,625,465
01/01/2012 to 12/31/2012	$13.22045	$13.52923	5,727,313
01/01/2013 to 12/31/2013	$13.52923	$12.93732	5,935,675
01/01/2014 to 12/31/2014	$12.93732	$12.63408	5,489,212
01/01/2015 to 12/31/2015	$12.63408	$12.40959	3,496,883
01/01/2016 to 12/31/2016	$12.40959	$12.32984	2,971,950
01/01/2017 to 12/31/2017	$12.32984	$12.25859	2,744,955
01/01/2018 to 12/31/2018	$12.25859	$12.07065	2,221,969
01/01/2019 to 12/31/2019	$12.07065	$12.34431	2,181,902
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$15.32066	$16.13186	11,515,430
01/01/2011 to 12/31/2011	$16.13186	$16.27076	8,611,634
01/01/2012 to 12/31/2012	$16.27076	$17.38672	8,501,917
01/01/2013 to 12/31/2013	$17.38672	$16.68323	7,966,223
01/01/2014 to 12/31/2014	$16.68323	$16.99789	6,878,242
01/01/2015 to 12/31/2015	$16.99789	$16.26518	5,589,579
01/01/2016 to 12/31/2016	$16.26518	$16.57224	4,424,913
01/01/2017 to 12/31/2017	$16.57224	$16.90705	3,862,418
01/01/2018 to 12/31/2018	$16.90705	$16.41549	3,367,761
01/01/2019 to 12/31/2019	$16.41549	$17.52647	3,218,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.87358	$11.83651	825,635
01/01/2011 to 12/31/2011	$11.83651	$13.41879	493,191
01/01/2012 to 12/31/2012	$13.41879	$13.88487	5,116,240
01/01/2013 to 12/31/2013	$13.88487	$12.91675	2,901,825
01/01/2014 to 12/31/2014	$12.91675	$13.16450	1,609,704
01/01/2015 to 12/31/2015	$13.16450	$13.00610	1,377,772
01/01/2016 to 12/31/2016	$13.00610	$12.89801	1,126,796
01/01/2017 to 12/31/2017	$12.89801	$12.70451	847,400
01/01/2018 to 12/31/2018	$12.70451	$12.48730	2,148,333
01/01/2019 to 12/31/2019	$12.48730	$12.37711	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.74851	$9.56453	1,680,903
01/01/2011 to 12/31/2011	$9.56453	$11.09584	404,480
01/01/2012 to 12/31/2012	$11.09584	$11.53121	92,420
01/01/2013 to 12/31/2013	$11.53121	$10.53720	7,694,304
01/01/2014 to 12/31/2014	$10.53720	$10.93454	4,819,894
01/01/2015 to 12/31/2015	$10.93454	$10.85175	4,640,460
01/01/2016 to 12/31/2016	$10.85175	$10.81571	3,592,183
01/01/2017 to 12/31/2017	$10.81571	$10.66655	1,714,892
01/01/2018 to 12/31/2018	$10.66655	$10.45592	1,584,414
01/01/2019 to 12/31/2019	$10.45592	$10.57825	2,135,059
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99751	$10.95792	1,406,400
01/01/2011 to 12/31/2011	$10.95792	$12.88634	16,469,682
01/01/2012 to 12/31/2012	$12.88634	$13.45163	7,323,210
01/01/2013 to 12/31/2013	$13.45163	$12.22846	927,728
01/01/2014 to 12/31/2014	$12.22846	$12.87138	6,633,381
01/01/2015 to 12/31/2015	$12.87138	$12.80615	6,833,648
01/01/2016 to 12/31/2016	$12.80615	$12.77323	4,695,140
01/01/2017 to 12/31/2017	$12.77323	$12.68386	2,044,893
01/01/2018 to 12/31/2018	$12.68386	$12.40526	1,511,590
01/01/2019 to 12/31/2019	$12.40526	$12.74077	580,656
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99813	$11.96567	6,285,340
01/01/2012 to 12/31/2012	$11.96567	$12.37998	9,408,401
01/01/2013 to 12/31/2013	$12.37998	$10.92199	1,386,073
01/01/2014 to 12/31/2014	$10.92199	$11.78335	837,634
01/01/2015 to 12/31/2015	$11.78335	$11.75968	5,222,668
01/01/2016 to 12/31/2016	$11.75968	$11.70566	4,736,074
01/01/2017 to 12/31/2017	$11.70566	$11.62259	1,933,127
01/01/2018 to 12/31/2018	$11.62259	$11.34296	1,523,336
01/01/2019 to 12/31/2019	$11.34296	$11.74100	717,853
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99751	$10.35126	3,237,048
01/01/2013 to 12/31/2013	$10.35126	$9.08632	14,801,913
01/01/2014 to 12/31/2014	$9.08632	$10.00273	4,961,244
01/01/2015 to 12/31/2015	$10.00273	$10.04246	1,040,932
01/01/2016 to 12/31/2016	$10.04246	$10.00460	1,912,486
01/01/2017 to 12/31/2017	$10.00460	$9.94586	899,611
01/01/2018 to 12/31/2018	$9.94586	$9.69525	837,167
01/01/2019 to 12/31/2019	$9.69525	$10.09394	113,940

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99875	$8.70947	6,630,745
01/01/2014 to 12/31/2014	$8.70947	$9.75579	5,457,145
01/01/2015 to 12/31/2015	$9.75579	$9.80724	234,639
01/01/2016 to 12/31/2016	$9.80724	$9.76974	46,803
01/01/2017 to 12/31/2017	$9.76974	$9.71118	2,079,541
01/01/2018 to 12/31/2018	$9.71118	$9.43047	2,716,195
01/01/2019 to 12/31/2019	$9.43047	$9.95177	531,132
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99875	$11.25113	2,355,714
01/01/2015 to 12/31/2015	$11.25113	$11.21771	11,698,029
01/01/2016 to 12/31/2016	$11.21771	$11.23691	1,095,110
01/01/2017 to 12/31/2017	$11.23691	$11.18572	335,227
01/01/2018 to 12/31/2018	$11.18572	$10.85243	3,961,836
01/01/2019 to 12/31/2019	$10.85243	$11.53300	904,902
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99875	$9.89229	2,690,626
01/01/2016 to 12/31/2016	$9.89229	$9.87108	8,150,607
01/01/2017 to 12/31/2017	$9.87108	$9.88313	4,500,780
01/01/2018 to 12/31/2018	$9.88313	$9.55919	4,343,063
01/01/2019 to 12/31/2019	$9.55919	$10.28122	1,880,505
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99751	$9.83428	7,237,779
01/01/2017 to 12/31/2017	$9.83428	$9.87160	4,336,330
01/01/2018 to 12/31/2018	$9.87160	$9.52683	3,751,637
01/01/2019 to 12/31/2019	$9.52683	$10.30771	1,318,158
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99751	$9.99078	212,979
01/01/2018 to 12/31/2018	$9.99078	$9.56405	1,420,574
01/01/2019 to 12/31/2019	$9.56405	$10.43228	152,344
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99751	$9.61738	331,804
01/01/2019 to 12/31/2019	$9.61738	$10.55708	380,456
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99875	$11.18266	415,972
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.28741	$10.29270	101,267,042
01/01/2011 to 12/31/2011	$10.29270	$9.81735	83,369,592
01/01/2012 to 12/31/2012	$9.81735	$10.91297	79,395,120
01/01/2013 to 12/31/2013	$10.91297	$13.08696	79,105,525
01/01/2014 to 12/31/2014	$13.08696	$13.68741	73,075,410
01/01/2015 to 12/31/2015	$13.68741	$13.45079	61,297,367
01/01/2016 to 12/31/2016	$13.45079	$14.04775	44,563,530
01/01/2017 to 12/31/2017	$14.04775	$16.18929	29,729,923
01/01/2018 to 12/31/2018	$16.18929	$14.83908	21,932,089
01/01/2019 to 12/31/2019	$14.83908	$17.73231	20,386,906
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60224	26,928
01/01/2014 to 12/31/2014	$11.60224	$12.88470	71,443
01/01/2015 to 12/31/2015	$12.88470	$12.14491	63,048
01/01/2016 to 12/31/2016	$12.14491	$13.64051	103,503
01/01/2017 to 12/31/2017	$13.64051	$15.78842	105,371
01/01/2018 to 12/31/2018	$15.78842	$14.69587	57,125
01/01/2019 to 12/31/2019	$14.69587	$18.82301	50,086

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.05091	$9.45957	218,068
01/01/2011 to 12/31/2011	$9.45957	$8.78115	99,905
01/01/2012 to 12/31/2012	$8.78115	$10.88404	126,250
01/01/2013 to 12/31/2013	$10.88404	$11.10163	140,444
01/01/2014 to 12/31/2014	$11.10163	$12.36289	98,667
01/01/2015 to 12/31/2015	$12.36289	$12.07388	60,233
01/01/2016 to 12/31/2016	$12.07388	$11.90852	33,972
01/01/2017 to 12/31/2017	$11.90852	$12.90860	30,606
01/01/2018 to 12/31/2018	$12.90860	$12.02231	12,565
01/01/2019 to 12/31/2019	$12.02231	$14.70465	20,234
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$13.56929	$17.06995	391,589
01/01/2011 to 12/31/2011	$17.06995	$17.78627	219,652
01/01/2012 to 12/31/2012	$17.78627	$20.05378	251,456
01/01/2013 to 12/31/2013	$20.05378	$20.21676	222,435
01/01/2014 to 12/31/2014	$20.21676	$25.87128	175,435
01/01/2015 to 12/31/2015	$25.87128	$26.51426	137,109
01/01/2016 to 12/31/2016	$26.51426	$27.16726	93,066
01/01/2017 to 12/31/2017	$27.16726	$28.21630	65,467
01/01/2018 to 12/31/2018	$28.21630	$26.26653	35,166
01/01/2019 to 12/31/2019	$26.26653	$33.69078	34,776
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.66173	$9.68308	27,635,371
01/01/2011 to 12/31/2011	$9.68308	$9.32308	23,184,216
01/01/2012 to 12/31/2012	$9.32308	$10.08212	21,922,626
01/01/2013 to 12/31/2013	$10.08212	$11.30998	19,964,859
01/01/2014 to 12/31/2014	$11.30998	$11.40390	16,669,866
01/01/2015 to 12/31/2015	$11.40390	$11.25772	14,014,163
01/01/2016 to 12/31/2016	$11.25772	$11.47308	10,417,196
01/01/2017 to 12/31/2017	$11.47308	$13.06310	6,780,442
01/01/2018 to 12/31/2018	$13.06310	$11.77874	4,800,032
01/01/2019 to 12/31/2019	$11.77874	$13.81652	4,437,308
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.08077	$9.90600	4,803,274
01/01/2011 to 12/31/2011	$9.90600	$9.63436	3,645,383
01/01/2012 to 12/31/2012	$9.63436	$10.37119	3,718,760
01/01/2013 to 12/31/2013	$10.37119	$11.13344	3,112,862
01/01/2014 to 12/31/2014	$11.13344	$11.32279	2,777,468
01/01/2015 to 12/31/2015	$11.32279	$10.96737	2,580,058
01/01/2016 to 12/31/2016	$10.96737	$11.28475	1,743,949
01/01/2017 to 12/31/2017	$11.28475	$12.38660	1,744,721
01/01/2018 to 12/31/2018	$12.38660	$11.25189	1,045,521
01/01/2019 to 12/31/2019	$11.25189	$12.76091	901,405
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$18.98745	$23.52850	278,005
01/01/2011 to 12/31/2011	$23.52850	$23.29929	145,006
01/01/2012 to 12/31/2012	$23.29929	$26.34768	152,708
01/01/2013 to 12/31/2013	$26.34768	$35.75138	270,835
01/01/2014 to 12/31/2014	$35.75138	$37.46245	362,203
01/01/2015 to 12/31/2015	$37.46245	$34.60743	260,693
01/01/2016 to 12/31/2016	$34.60743	$42.05562	173,199
01/01/2017 to 12/31/2017	$42.05562	$46.12270	108,494
01/01/2018 to 12/31/2018	$46.12270	$38.73868	43,776
01/01/2019 to 12/31/2019	$38.73868	$46.43889	45,637

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.31903	$10.08935	3,509,980
01/01/2011 to 12/31/2011	$10.08935	$9.86499	2,513,603
01/01/2012 to 12/31/2012	$9.86499	$9.64348	1,652,100
01/01/2013 to 12/31/2013	$9.64348	$9.42647	856,838
01/01/2014 to 12/31/2014	$9.42647	$9.21425	693,229
01/01/2015 to 12/31/2015	$9.21425	$9.00703	369,983
01/01/2016 to 12/31/2016	$9.00703	$8.80484	286,582
01/01/2017 to 12/31/2017	$8.80484	$8.63651	227,838
01/01/2018 to 12/31/2018	$8.63651	$8.55091	148,690
01/01/2019 to 12/31/2019	$8.55091	$8.49980	123,482
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$11.85201	$13.14939	1,105,972
01/01/2011 to 12/31/2011	$13.14939	$13.26192	726,173
01/01/2012 to 12/31/2012	$13.26192	$14.76171	739,423
01/01/2013 to 12/31/2013	$14.76171	$15.46575	468,596
01/01/2014 to 12/31/2014	$15.46575	$15.50443	325,221
01/01/2015 to 12/31/2015	$15.50443	$14.61545	240,183
01/01/2016 to 12/31/2016	$14.61545	$16.48714	225,450
01/01/2017 to 12/31/2017	$16.48714	$17.32125	209,276
01/01/2018 to 12/31/2018	$17.32125	$16.59313	141,883
01/01/2019 to 12/31/2019	$16.59313	$18.70150	123,534
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.45826	$8.24994	5,357,208
01/01/2011 to 12/31/2011	$8.24994	$7.72711	4,506,463
01/01/2012 to 12/31/2012	$7.72711	$8.82835	4,545,454
01/01/2013 to 12/31/2013	$8.82835	$12.06976	4,488,390
01/01/2014 to 12/31/2014	$12.06976	$13.42009	3,896,707
01/01/2015 to 12/31/2015	$13.42009	$12.09010	2,887,412
01/01/2016 to 12/31/2016	$12.09010	$14.16892	2,310,484
01/01/2017 to 12/31/2017	$14.16892	$16.50943	1,691,893
01/01/2018 to 12/31/2018	$16.50943	$13.85222	1,386,766
01/01/2019 to 12/31/2019	$13.85222	$17.53821	1,300,393
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.87227	$17.76467	5,317,631
01/01/2011 to 12/31/2011	$17.76467	$15.12110	4,477,136
01/01/2012 to 12/31/2012	$15.12110	$17.79064	3,891,676
01/01/2013 to 12/31/2013	$17.79064	$20.70444	3,800,682
01/01/2014 to 12/31/2014	$20.70444	$19.12036	3,578,372
01/01/2015 to 12/31/2015	$19.12036	$19.27849	2,103,579
01/01/2016 to 12/31/2016	$19.27849	$18.13375	1,890,366
01/01/2017 to 12/31/2017	$18.13375	$24.00694	1,458,822
01/01/2018 to 12/31/2018	$24.00694	$20.33567	1,300,896
01/01/2019 to 12/31/2019	$20.33567	$26.26132	1,095,256
AST International Value Portfolio
01/01/2010 to 12/31/2010	$7.44396	$8.08298	2,881,182
01/01/2011 to 12/31/2011	$8.08298	$6.90976	2,224,758
01/01/2012 to 12/31/2012	$6.90976	$7.88041	2,382,592
01/01/2013 to 12/31/2013	$7.88041	$9.20275	2,248,809
01/01/2014 to 12/31/2014	$9.20275	$8.39265	2,071,047
01/01/2015 to 12/31/2015	$8.39265	$8.27087	1,892,132
01/01/2016 to 12/31/2016	$8.27087	$8.13215	1,531,420
01/01/2017 to 12/31/2017	$8.13215	$9.76324	1,267,714
01/01/2018 to 12/31/2018	$9.76324	$8.00248	1,051,693
01/01/2019 to 12/31/2019	$8.00248	$9.38878	987,219

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.86463	$12.85153	158,509
01/01/2011 to 12/31/2011	$12.85153	$14.12630	1,389,924
01/01/2012 to 12/31/2012	$14.12630	$15.10606	740,615
01/01/2013 to 12/31/2013	$15.10606	$14.29631	401,220
01/01/2014 to 12/31/2014	$14.29631	$14.91502	369,385
01/01/2015 to 12/31/2015	$14.91502	$14.75049	868,724
01/01/2016 to 12/31/2016	$14.75049	$15.02561	1,012,916
01/01/2017 to 12/31/2017	$15.02561	$15.32186	710,598
01/01/2018 to 12/31/2018	$15.32186	$14.93540	1,469,173
01/01/2019 to 12/31/2019	$14.93540	$16.23898	662,981
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.53921	$9.50054	4,214,114
01/01/2011 to 12/31/2011	$9.50054	$9.23421	4,056,199
01/01/2012 to 12/31/2012	$9.23421	$10.25220	3,777,976
01/01/2013 to 12/31/2013	$10.25220	$11.65328	3,647,582
01/01/2014 to 12/31/2014	$11.65328	$12.11613	3,110,763
01/01/2015 to 12/31/2015	$12.11613	$11.71950	2,628,174
01/01/2016 to 12/31/2016	$11.71950	$12.05405	2,059,029
01/01/2017 to 12/31/2017	$12.05405	$13.78154	1,827,415
01/01/2018 to 12/31/2018	$13.78154	$12.47671	1,104,829
01/01/2019 to 12/31/2019	$12.47671	$14.56565	1,041,900
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$8.34041	$8.73737	1,243,521
01/01/2011 to 12/31/2011	$8.73737	$7.75947	828,367
01/01/2012 to 12/31/2012	$7.75947	$9.24639	957,141
01/01/2013 to 12/31/2013	$9.24639	$10.42676	725,002
01/01/2014 to 12/31/2014	$10.42676	$9.54332	635,427
01/01/2015 to 12/31/2015	$9.54332	$9.06778	411,043
01/01/2016 to 12/31/2016	$9.06778	$9.03541	317,096
01/01/2017 to 12/31/2017	$9.03541	$11.45002	259,168
01/01/2018 to 12/31/2018	$11.45002	$9.23602	230,670
01/01/2019 to 12/31/2019	$9.23602	$11.48600	209,878
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.90881	$10.39476	14,390,403
01/01/2011 to 12/31/2011	$10.39476	$10.18494	11,488,876
01/01/2012 to 12/31/2012	$10.18494	$11.02272	11,036,008
01/01/2013 to 12/31/2013	$11.02272	$11.96335	9,644,359
01/01/2014 to 12/31/2014	$11.96335	$12.33142	8,597,748
01/01/2015 to 12/31/2015	$12.33142	$12.03201	7,147,756
01/01/2016 to 12/31/2016	$12.03201	$12.21332	5,755,210
01/01/2017 to 12/31/2017	$12.21332	$13.38891	3,827,488
01/01/2018 to 12/31/2018	$13.38891	$12.41520	2,404,195
01/01/2019 to 12/31/2019	$12.41520	$13.90888	2,211,568
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28233	$11.18844	66,303
01/01/2011 to 12/31/2011	$11.18844	$11.00947	59,147
01/01/2012 to 12/31/2012	$11.00947	$12.39568	88,918
01/01/2013 to 12/31/2013	$12.39568	$16.53892	83,391
01/01/2014 to 12/31/2014	$16.53892	$17.70338	50,039
01/01/2015 to 12/31/2015	$17.70338	$19.14540	38,909
01/01/2016 to 12/31/2016	$19.14540	$18.44148	15,970
01/01/2017 to 12/31/2017	$18.44148	$24.48718	19,861
01/01/2018 to 12/31/2018	$24.48718	$23.54755	14,714
01/01/2019 to 12/31/2019	$23.54755	$30.52221	12,676

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$7.92454	$9.27639	19,072,610
01/01/2011 to 12/31/2011	$9.27639	$8.98512	15,345,638
01/01/2012 to 12/31/2012	$8.98512	$9.85996	13,995,736
01/01/2013 to 12/31/2013	$9.85996	$13.16681	11,607,162
01/01/2014 to 12/31/2014	$13.16681	$14.23353	10,090,656
01/01/2015 to 12/31/2015	$14.23353	$15.31460	6,066,819
01/01/2016 to 12/31/2016	$15.31460	$15.80565	5,091,448
01/01/2017 to 12/31/2017	$15.80565	$20.54828	3,961,439
01/01/2018 to 12/31/2018	$20.54828	$19.54358	3,062,054
01/01/2019 to 12/31/2019	$19.54358	$25.14663	2,549,394
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.87756	$13.00909	483,477
01/01/2011 to 12/31/2011	$13.00909	$12.31845	303,934
01/01/2012 to 12/31/2012	$12.31845	$14.81979	422,214
01/01/2013 to 12/31/2013	$14.81979	$18.48969	1,295,919
01/01/2014 to 12/31/2014	$18.48969	$18.72980	1,511,472
01/01/2015 to 12/31/2015	$18.72980	$18.04009	1,298,354
01/01/2016 to 12/31/2016	$18.04009	$18.88930	929,784
01/01/2017 to 12/31/2017	$18.88930	$22.86772	697,640
01/01/2018 to 12/31/2018	$22.86772	$20.21514	295,326
01/01/2019 to 12/31/2019	$20.21514	$25.68000	198,485
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.28099	1,342,661
01/01/2013 to 12/31/2013	$10.28099	$11.95058	1,330,658
01/01/2014 to 12/31/2014	$11.95058	$12.28195	1,249,904
01/01/2015 to 12/31/2015	$12.28195	$11.85649	1,054,991
01/01/2016 to 12/31/2016	$11.85649	$12.09127	834,743
01/01/2017 to 12/31/2017	$12.09127	$13.76942	701,963
01/01/2018 to 12/31/2018	$13.76942	$12.34419	589,723
01/01/2019 to 12/31/2019	$12.34419	$14.81313	650,112
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$6.37002	$7.02283	2,436,368
01/01/2011 to 12/31/2011	$7.02283	$6.82421	2,244,120
01/01/2012 to 12/31/2012	$6.82421	$7.81006	2,554,207
01/01/2013 to 12/31/2013	$7.81006	$10.43665	1,927,045
01/01/2014 to 12/31/2014	$10.43665	$11.09036	1,693,296
01/01/2015 to 12/31/2015	$11.09036	$11.62447	1,101,246
01/01/2016 to 12/31/2016	$11.62447	$11.58066	890,600
01/01/2017 to 12/31/2017	$11.58066	$14.79726	668,389
01/01/2018 to 12/31/2018	$14.79726	$14.77344	495,145
01/01/2019 to 12/31/2019	$14.77344	$19.89686	380,843
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99813	$10.17367	2,038
01/01/2013 to 12/31/2013	$10.17367	$13.37631	77,680
01/01/2014 to 12/31/2014	$13.37631	$14.41134	67,044
01/01/2015 to 12/31/2015	$14.41134	$13.98522	187,407
01/01/2016 to 12/31/2016	$13.98522	$15.50947	182,344
01/01/2017 to 12/31/2017	$15.50947	$17.79054	111,854
01/01/2018 to 12/31/2018	$17.79054	$15.62303	33,506
01/01/2019 to 12/31/2019	$15.62303	$19.75326	31,467

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.67618	$5.47729	5,034,524
01/01/2011 to 12/31/2011	$5.47729	$5.19481	3,140,160
01/01/2012 to 12/31/2012	$5.19481	$6.07370	3,004,326
01/01/2013 to 12/31/2013	$6.07370	$7.84834	2,696,246
01/01/2014 to 12/31/2014	$7.84834	$8.55616	2,236,250
01/01/2015 to 12/31/2015	$8.55616	$7.88820	3,649,291
01/01/2016 to 12/31/2016	$7.88820	$7.83794	2,612,615
01/01/2017 to 12/31/2017	$7.83794	$9.73787	2,209,417
01/01/2018 to 12/31/2018	$9.73787	$9.10371	1,291,347
01/01/2019 to 12/31/2019	$9.10371	$11.58240	1,001,005
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.83833	$17.90394	1,807,620
01/01/2011 to 12/31/2011	$17.90394	$17.06684	1,391,570
01/01/2012 to 12/31/2012	$17.06684	$19.53957	1,265,150
01/01/2013 to 12/31/2013	$19.53957	$27.12378	1,148,147
01/01/2014 to 12/31/2014	$27.12378	$30.29178	907,394
01/01/2015 to 12/31/2015	$30.29178	$27.94101	510,649
01/01/2016 to 12/31/2016	$27.94101	$32.29313	436,919
01/01/2017 to 12/31/2017	$32.29313	$35.92146	387,090
01/01/2018 to 12/31/2018	$35.92146	$29.33559	321,402
01/01/2019 to 12/31/2019	$29.33559	$34.70180	303,373
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.04744	$10.81345	1,043,494
01/01/2011 to 12/31/2011	$10.81345	$8.42757	371,919
01/01/2012 to 12/31/2012	$8.42757	$9.71464	363,440
01/01/2013 to 12/31/2013	$9.71464	$9.51728	245,395
01/01/2014 to 12/31/2014	$9.51728	$8.86738	242,536
01/01/2015 to 12/31/2015	$8.86738	$7.21796	123,385
01/01/2016 to 12/31/2016	$7.21796	$7.92808	94,117
01/01/2017 to 12/31/2017	$7.92808	$9.79451	110,498
01/01/2018 to 12/31/2018	$9.79451	$8.22823	61,985
01/01/2019 to 12/31/2019	$8.22823	$9.11672	72,474
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.38983	$11.22977	43,592,221
01/01/2011 to 12/31/2011	$11.22977	$11.08693	40,512,789
01/01/2012 to 12/31/2012	$11.08693	$11.96141	38,896,095
01/01/2013 to 12/31/2013	$11.96141	$12.76928	28,415,848
01/01/2014 to 12/31/2014	$12.76928	$13.20282	24,934,568
01/01/2015 to 12/31/2015	$13.20282	$12.92424	20,064,346
01/01/2016 to 12/31/2016	$12.92424	$13.33222	14,853,519
01/01/2017 to 12/31/2017	$13.33222	$14.35326	10,333,001
01/01/2018 to 12/31/2018	$14.35326	$13.63012	7,519,877
01/01/2019 to 12/31/2019	$13.63012	$15.28733	7,042,908
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06003	354,554
01/01/2012 to 12/31/2012	$10.06003	$10.53243	87,533
01/01/2013 to 12/31/2013	$10.53243	$10.05728	108,451
01/01/2014 to 12/31/2014	$10.05728	$10.42685	141,348
01/01/2015 to 12/31/2015	$10.42685	$10.16496	128,461
01/01/2016 to 12/31/2016	$10.16496	$10.35507	149,871
01/01/2017 to 12/31/2017	$10.35507	$10.69676	139,888
01/01/2018 to 12/31/2018	$10.69676	$10.36973	68,257
01/01/2019 to 12/31/2019	$10.36973	$11.12519	55,208

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.10670	$9.43152	36,130,309
01/01/2011 to 12/31/2011	$9.43152	$8.64667	29,569,330
01/01/2012 to 12/31/2012	$8.64667	$9.54383	28,016,813
01/01/2013 to 12/31/2013	$9.54383	$10.91754	25,282,194
01/01/2014 to 12/31/2014	$10.91754	$11.65342	23,806,304
01/01/2015 to 12/31/2015	$11.65342	$11.32143	23,081,260
01/01/2016 to 12/31/2016	$11.32143	$12.18450	18,505,001
01/01/2017 to 12/31/2017	$12.18450	$13.82834	16,545,351
01/01/2018 to 12/31/2018	$13.82834	$12.48889	10,675,741
01/01/2019 to 12/31/2019	$12.48889	$14.54922	10,173,009
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.62827	3,137
01/01/2014 to 12/31/2014	$11.62827	$13.09910	3,335
01/01/2015 to 12/31/2015	$13.09910	$13.00202	7,932
01/01/2016 to 12/31/2016	$13.00202	$14.08995	7,306
01/01/2017 to 12/31/2017	$14.08995	$16.72314	6,780
01/01/2018 to 12/31/2018	$16.72314	$15.17582	6,030
01/01/2019 to 12/31/2019	$15.17582	$18.57103	726
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$6.80494	$7.65297	483,015
01/01/2011 to 12/31/2011	$7.65297	$7.73980	442,995
01/01/2012 to 12/31/2012	$7.73980	$8.98801	570,731
01/01/2013 to 12/31/2013	$8.98801	$11.63492	406,718
01/01/2014 to 12/31/2014	$11.63492	$13.33084	334,672
01/01/2015 to 12/31/2015	$13.33084	$13.43217	261,184
01/01/2016 to 12/31/2016	$13.43217	$15.08002	255,451
01/01/2017 to 12/31/2017	$15.08002	$18.02189	320,043
01/01/2018 to 12/31/2018	$18.02189	$16.16683	196,730
01/01/2019 to 12/31/2019	$16.16683	$19.66936	159,039
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86337	29,403
01/01/2012 to 12/31/2012	$8.86337	$9.80351	248,767
01/01/2013 to 12/31/2013	$9.80351	$11.72940	444,569
01/01/2014 to 12/31/2014	$11.72940	$12.21082	333,965
01/01/2015 to 12/31/2015	$12.21082	$11.95408	274,265
01/01/2016 to 12/31/2016	$11.95408	$12.42449	170,319
01/01/2017 to 12/31/2017	$12.42449	$14.35506	171,532
01/01/2018 to 12/31/2018	$14.35506	$13.11439	156,148
01/01/2019 to 12/31/2019	$13.11439	$15.53766	146,153
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$8.82141	$11.42949	4,161,419
01/01/2011 to 12/31/2011	$11.42949	$9.70769	3,304,315
01/01/2012 to 12/31/2012	$9.70769	$11.39381	2,853,534
01/01/2013 to 12/31/2013	$11.39381	$15.68297	2,397,251
01/01/2014 to 12/31/2014	$15.68297	$16.08747	2,091,369
01/01/2015 to 12/31/2015	$16.08747	$15.93537	1,240,688
01/01/2016 to 12/31/2016	$15.93537	$16.77697	1,026,785
01/01/2017 to 12/31/2017	$16.77697	$20.94194	807,398
01/01/2018 to 12/31/2018	$20.94194	$18.24849	666,252
01/01/2019 to 12/31/2019	$18.24849	$24.34575	541,612

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$14.55424	$19.40814	917,014
01/01/2011 to 12/31/2011	$19.40814	$18.78635	589,865
01/01/2012 to 12/31/2012	$18.78635	$20.59886	573,869
01/01/2013 to 12/31/2013	$20.59886	$27.21805	508,770
01/01/2014 to 12/31/2014	$27.21805	$27.62169	407,639
01/01/2015 to 12/31/2015	$27.62169	$27.21230	315,024
01/01/2016 to 12/31/2016	$27.21230	$29.81400	239,743
01/01/2017 to 12/31/2017	$29.81400	$36.11541	181,427
01/01/2018 to 12/31/2018	$36.11541	$32.33159	132,894
01/01/2019 to 12/31/2019	$32.33159	$41.12346	129,946
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.27828	$18.81690	3,434,943
01/01/2011 to 12/31/2011	$18.81690	$17.29477	2,484,653
01/01/2012 to 12/31/2012	$17.29477	$19.97516	2,219,180
01/01/2013 to 12/31/2013	$19.97516	$26.82883	1,906,166
01/01/2014 to 12/31/2014	$26.82883	$27.60674	1,632,713
01/01/2015 to 12/31/2015	$27.60674	$25.82243	1,085,073
01/01/2016 to 12/31/2016	$25.82243	$32.61473	822,067
01/01/2017 to 12/31/2017	$32.61473	$34.22530	652,001
01/01/2018 to 12/31/2018	$34.22530	$27.73893	572,983
01/01/2019 to 12/31/2019	$27.73893	$33.07460	512,826
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.69410	$12.74966	13,631,064
01/01/2011 to 12/31/2011	$12.74966	$12.71046	12,152,747
01/01/2012 to 12/31/2012	$12.71046	$14.10093	13,448,271
01/01/2013 to 12/31/2013	$14.10093	$16.10391	14,623,778
01/01/2014 to 12/31/2014	$16.10391	$16.66717	13,796,133
01/01/2015 to 12/31/2015	$16.66717	$16.29902	13,278,474
01/01/2016 to 12/31/2016	$16.29902	$17.13505	11,407,744
01/01/2017 to 12/31/2017	$17.13505	$19.33146	7,579,750
01/01/2018 to 12/31/2018	$19.33146	$17.88762	4,929,112
01/01/2019 to 12/31/2019	$17.88762	$21.12981	4,697,886
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$6.39958	$7.24476	8,869,616
01/01/2011 to 12/31/2011	$7.24476	$6.96201	6,383,742
01/01/2012 to 12/31/2012	$6.96201	$8.00177	5,841,181
01/01/2013 to 12/31/2013	$8.00177	$11.26548	6,683,387
01/01/2014 to 12/31/2014	$11.26548	$11.93099	6,037,079
01/01/2015 to 12/31/2015	$11.93099	$12.78026	4,752,130
01/01/2016 to 12/31/2016	$12.78026	$12.83050	3,508,170
01/01/2017 to 12/31/2017	$12.83050	$17.29460	2,333,089
01/01/2018 to 12/31/2018	$17.29460	$17.55687	1,513,378
01/01/2019 to 12/31/2019	$17.55687	$22.00665	1,346,028
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.54859	$10.49517	2,241,213
01/01/2011 to 12/31/2011	$10.49517	$10.20884	930,254
01/01/2012 to 12/31/2012	$10.20884	$11.31608	944,041
01/01/2013 to 12/31/2013	$11.31608	$14.89210	723,861
01/01/2014 to 12/31/2014	$14.89210	$14.78379	586,897
01/01/2015 to 12/31/2015	$14.78379	$13.57491	434,041
01/01/2016 to 12/31/2016	$13.57491	$14.08333	328,297
01/01/2017 to 12/31/2017	$14.08333	$16.04615	274,439
01/01/2018 to 12/31/2018	$16.04615	$14.16022	193,383
01/01/2019 to 12/31/2019	$14.16022	$17.43620	3,676,953

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$20.53964	$24.18441	624,332
01/01/2011 to 12/31/2011	$24.18441	$20.11412	353,699
01/01/2012 to 12/31/2012	$20.11412	$20.37178	293,997
01/01/2013 to 12/31/2013	$20.37178	$22.97628	181,940
01/01/2014 to 12/31/2014	$22.97628	$20.58132	153,441
01/01/2015 to 12/31/2015	$20.58132	$16.24465	80,946
01/01/2016 to 12/31/2016	$16.24465	$19.78889	54,896
01/01/2017 to 12/31/2017	$19.78889	$21.33874	56,535
01/01/2018 to 12/31/2018	$21.33874	$17.38253	26,959
01/01/2019 to 12/31/2019	$17.38253	$19.85729	38,398
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$15.26836	$15.78213	2,318,146
01/01/2011 to 12/31/2011	$15.78213	$16.06388	1,633,647
01/01/2012 to 12/31/2012	$16.06388	$16.52244	1,630,360
01/01/2013 to 12/31/2013	$16.52244	$15.54443	1,781,434
01/01/2014 to 12/31/2014	$15.54443	$15.27922	1,590,303
01/01/2015 to 12/31/2015	$15.27922	$14.24570	874,427
01/01/2016 to 12/31/2016	$14.24570	$14.53266	771,150
01/01/2017 to 12/31/2017	$14.53266	$14.49649	770,843
01/01/2018 to 12/31/2018	$14.49649	$14.45173	622,653
01/01/2019 to 12/31/2019	$14.45173	$14.35317	656,887
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.57780	$12.78103	1,099,827
01/01/2011 to 12/31/2011	$12.78103	$12.06268	585,815
01/01/2012 to 12/31/2012	$12.06268	$13.96164	602,157
01/01/2013 to 12/31/2013	$13.96164	$18.07155	542,756
01/01/2014 to 12/31/2014	$18.07155	$20.30931	399,163
01/01/2015 to 12/31/2015	$20.30931	$18.54033	197,101
01/01/2016 to 12/31/2016	$18.54033	$20.66070	179,917
01/01/2017 to 12/31/2017	$20.66070	$23.93981	142,288
01/01/2018 to 12/31/2018	$23.93981	$19.53126	95,413
01/01/2019 to 12/31/2019	$19.53126	$22.74704	83,494
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.56376	$9.59643	1,997,421
01/01/2011 to 12/31/2011	$9.59643	$9.05669	1,672,695
01/01/2012 to 12/31/2012	$9.05669	$9.82706	2,234,971
01/01/2013 to 12/31/2013	$9.82706	$11.57551	3,669,386
01/01/2014 to 12/31/2014	$11.57551	$11.93784	4,145,886
01/01/2015 to 12/31/2015	$11.93784	$11.59534	3,684,238
01/01/2016 to 12/31/2016	$11.59534	$12.07467	2,647,688
01/01/2017 to 12/31/2017	$12.07467	$13.40827	1,983,918
01/01/2018 to 12/31/2018	$13.40827	$12.45000	1,290,490
01/01/2019 to 12/31/2019	$12.45000	$14.67143	1,181,937
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.08215	$10.62386	5,328,912
01/01/2011 to 12/31/2011	$10.62386	$11.01090	3,326,989
01/01/2012 to 12/31/2012	$11.01090	$11.60800	3,229,309
01/01/2013 to 12/31/2013	$11.60800	$11.17736	4,743,456
01/01/2014 to 12/31/2014	$11.17736	$11.71224	4,701,504
01/01/2015 to 12/31/2015	$11.71224	$11.59029	3,770,755
01/01/2016 to 12/31/2016	$11.59029	$11.91355	2,853,434
01/01/2017 to 12/31/2017	$11.91355	$12.38079	2,555,906
01/01/2018 to 12/31/2018	$12.38079	$11.82678	2,405,526
01/01/2019 to 12/31/2019	$11.82678	$12.98274	2,085,395

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99281	$9.08414	26,832
01/01/2012 to 12/31/2012	$9.08414	$10.54202	22,517
01/01/2013 to 12/31/2013	$10.54202	$13.50321	58,273
01/01/2014 to 12/31/2014	$13.50321	$14.89266	33,109
01/01/2015 to 12/31/2015	$14.89266	$14.85842	23,878
01/01/2016 to 12/31/2016	$14.85842	$16.67664	18,504
01/01/2017 to 12/31/2017	$16.67664	$17.70034	16,741
01/01/2018 to 12/31/2018	$17.70034	$15.98945	6,660
01/01/2019 to 12/31/2019	$15.98945	$19.55157	6,146
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$11.81422	$12.15985	40,741
01/01/2011 to 12/31/2011	$12.15985	$12.35638	13,976
01/01/2012 to 12/31/2012	$12.35638	$14.60184	18,372
01/01/2013 to 12/31/2013	$14.60184	$20.06023	10,123
01/01/2014 to 12/31/2014	$20.06023	$23.46594	11,326
01/01/2015 to 12/31/2015	$23.46594	$23.66337	6,354
01/01/2016 to 12/31/2016	$23.66337	$20.48108	4,143
01/01/2017 to 12/31/2017	$20.48108	$23.19031	4,026
01/01/2018 to 12/31/2018	$23.19031	$22.87055	2,140
01/01/2019 to 12/31/2019	$22.87055	$29.62270	826
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04976	$9.72531	17,085
01/01/2013 to 12/31/2013	$9.72531	$13.02541	9,944
01/01/2014 to 12/31/2014	$13.02541	$13.75557	14,900
01/01/2015 to 12/31/2015	$13.75557	$13.60821	9,629
01/01/2016 to 12/31/2016	$13.60821	$13.40337	3,806
01/01/2017 to 12/31/2017	$13.40337	$16.04975	3,531
01/01/2018 to 12/31/2018	$16.04975	$14.81069	2,503
01/01/2019 to 12/31/2019	$14.81069	$19.44902	166
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.53851	$11.31064	0
01/01/2011 to 12/31/2011	$11.31064	$10.49781	0
01/01/2012 to 12/31/2012	$10.49781	$11.41844	0
01/01/2013 to 12/31/2013	$11.41844	$13.96813	0
01/01/2014 to 12/31/2014	$13.96813	$15.16288	0
01/01/2015 to 12/31/2015	$15.16288	$15.83189	0
01/01/2016 to 12/31/2016	$15.83189	$15.35961	0
01/01/2017 to 12/31/2017	$15.35961	$20.29049	0
01/01/2018 to 12/31/2018	$20.29049	$19.74125	0
01/01/2019 to 12/31/2019	$19.74125	$26.22097	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12629	$9.70541	39,682
01/01/2017 to 12/31/2017	$9.70541	$13.38687	29,260
01/01/2018 to 12/31/2018	$13.38687	$10.76669	13,626
01/01/2019 to 12/31/2019	$10.76669	$12.90116	20,657

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$16.86853	$18.78242	15,895
01/01/2011 to 12/31/2011	$18.78242	$13.40361	5,569
01/01/2012 to 12/31/2012	$13.40361	$15.12894	6,189
01/01/2013 to 12/31/2013	$15.12894	$17.00273	4,435
01/01/2014 to 12/31/2014	$17.00273	$16.35934	3,700
01/01/2015 to 12/31/2015	$16.35934	$14.49109	2,331
01/01/2016 to 12/31/2016	$14.49109	$14.25663	2,117
01/01/2017 to 12/31/2017	$14.25663	$18.51902	1,891
01/01/2018 to 12/31/2018	$18.51902	$14.73405	1,818
01/01/2019 to 12/31/2019	$14.73405	$18.19128	1,743
ProFund VP Banks
01/01/2010 to 12/31/2010	$4.40168	$4.66140	21,120
01/01/2011 to 12/31/2011	$4.66140	$3.33756	3,321
01/01/2012 to 12/31/2012	$3.33756	$4.35210	8,877
01/01/2013 to 12/31/2013	$4.35210	$5.67757	5,826
01/01/2014 to 12/31/2014	$5.67757	$6.12573	1,249
01/01/2015 to 12/31/2015	$6.12573	$5.96192	903
01/01/2016 to 12/31/2016	$5.96192	$7.18184	645
01/01/2017 to 12/31/2017	$7.18184	$8.27874	569
01/01/2018 to 12/31/2018	$8.27874	$6.64327	441
01/01/2019 to 12/31/2019	$6.64327	$8.85936	344
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$13.53329	$17.15761	190,747
01/01/2011 to 12/31/2011	$17.15761	$14.06308	34,489
01/01/2012 to 12/31/2012	$14.06308	$14.91239	35,265
01/01/2013 to 12/31/2013	$14.91239	$17.26374	27,017
01/01/2014 to 12/31/2014	$17.26374	$17.15971	10,584
01/01/2015 to 12/31/2015	$17.15971	$14.43809	2,919
01/01/2016 to 12/31/2016	$14.43809	$16.72392	5,467
01/01/2017 to 12/31/2017	$16.72392	$20.10195	5,636
01/01/2018 to 12/31/2018	$20.10195	$16.17754	1,632
01/01/2019 to 12/31/2019	$16.17754	$18.61542	2,421
ProFund VP Bear
01/01/2010 to 12/31/2010	$6.73651	$5.41286	141,359
01/01/2011 to 12/31/2011	$5.41286	$4.82123	78,440
01/01/2012 to 12/31/2012	$4.82123	$3.93033	129,131
01/01/2013 to 12/31/2013	$3.93033	$2.82186	121,599
01/01/2014 to 12/31/2014	$2.82186	$2.36533	71,112
01/01/2015 to 12/31/2015	$2.36533	$2.19823	32,709
01/01/2016 to 12/31/2016	$2.19823	$1.86838	25,923
01/01/2017 to 12/31/2017	$1.86838	$1.49827	10,561
01/01/2018 to 12/31/2018	$1.49827	$1.52378	5,258
01/01/2019 to 12/31/2019	$1.52378	$1.14770	4,350
ProFund VP Bull
01/01/2010 to 12/31/2010	$9.40855	$10.35376	67,388
01/01/2011 to 12/31/2011	$10.35376	$10.12138	23,593
01/01/2012 to 12/31/2012	$10.12138	$11.26725	23,675
01/01/2013 to 12/31/2013	$11.26725	$14.29119	17,226
01/01/2014 to 12/31/2014	$14.29119	$15.57173	17,268
01/01/2015 to 12/31/2015	$15.57173	$15.15159	27,686
01/01/2016 to 12/31/2016	$15.15159	$16.24248	16,799
01/01/2017 to 12/31/2017	$16.24248	$18.94932	6,011
01/01/2018 to 12/31/2018	$18.94932	$17.38203	4,294
01/01/2019 to 12/31/2019	$17.38203	$21.89831	3,678

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$10.94227	$12.55321	143,721
01/01/2011 to 12/31/2011	$12.55321	$13.12370	72,497
01/01/2012 to 12/31/2012	$13.12370	$14.22071	19,912
01/01/2013 to 12/31/2013	$14.22071	$17.85585	15,413
01/01/2014 to 12/31/2014	$17.85585	$19.23920	1,025
01/01/2015 to 12/31/2015	$19.23920	$19.58928	671
01/01/2016 to 12/31/2016	$19.58928	$19.82827	1,949
01/01/2017 to 12/31/2017	$19.82827	$22.30170	834
01/01/2018 to 12/31/2018	$22.30170	$18.57043	197
01/01/2019 to 12/31/2019	$18.57043	$22.97446	480
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.39021	$9.95580	84,984
01/01/2011 to 12/31/2011	$9.95580	$10.26735	24,259
01/01/2012 to 12/31/2012	$10.26735	$12.25378	4,559
01/01/2013 to 12/31/2013	$12.25378	$16.75395	50,878
01/01/2014 to 12/31/2014	$16.75395	$18.41774	2,050
01/01/2015 to 12/31/2015	$18.41774	$18.84759	10,294
01/01/2016 to 12/31/2016	$18.84759	$19.19581	8,659
01/01/2017 to 12/31/2017	$19.19581	$22.21189	7,395
01/01/2018 to 12/31/2018	$22.21189	$21.84290	2,514
01/01/2019 to 12/31/2019	$21.84290	$26.61230	3,254
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$11.92184	$11.96067	25,208
01/01/2011 to 12/31/2011	$11.96067	$10.65302	6,306
01/01/2012 to 12/31/2012	$10.65302	$12.14093	12,720
01/01/2013 to 12/31/2013	$12.14093	$14.43544	5,078
01/01/2014 to 12/31/2014	$14.43544	$12.89039	3,419
01/01/2015 to 12/31/2015	$12.89039	$11.22952	3,345
01/01/2016 to 12/31/2016	$11.22952	$11.83473	1,754
01/01/2017 to 12/31/2017	$11.83473	$13.84981	1,691
01/01/2018 to 12/31/2018	$13.84981	$11.62381	393
01/01/2019 to 12/31/2019	$11.62381	$13.38341	553
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.64299	$6.11906	79,596
01/01/2011 to 12/31/2011	$6.11906	$5.15419	22,265
01/01/2012 to 12/31/2012	$5.15419	$6.28395	53,853
01/01/2013 to 12/31/2013	$6.28395	$8.11305	83,810
01/01/2014 to 12/31/2014	$8.11305	$8.95493	20,822
01/01/2015 to 12/31/2015	$8.95493	$8.62260	20,574
01/01/2016 to 12/31/2016	$8.62260	$9.72041	15,662
01/01/2017 to 12/31/2017	$9.72041	$11.23080	15,610
01/01/2018 to 12/31/2018	$11.23080	$9.83186	8,159
01/01/2019 to 12/31/2019	$9.83186	$12.51984	11,215
ProFund VP Health Care
01/01/2010 to 12/31/2010	$10.23421	$10.28850	47,773
01/01/2011 to 12/31/2011	$10.28850	$11.07441	25,824
01/01/2012 to 12/31/2012	$11.07441	$12.70880	27,154
01/01/2013 to 12/31/2013	$12.70880	$17.36215	46,988
01/01/2014 to 12/31/2014	$17.36215	$20.99375	39,800
01/01/2015 to 12/31/2015	$20.99375	$21.55227	11,518
01/01/2016 to 12/31/2016	$21.55227	$20.21472	7,134
01/01/2017 to 12/31/2017	$20.21472	$23.89476	7,639
01/01/2018 to 12/31/2018	$23.89476	$24.39004	4,801
01/01/2019 to 12/31/2019	$24.39004	$28.45967	4,700

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Industrials
01/01/2010 to 12/31/2010	$10.17398	$12.30713	39,786
01/01/2011 to 12/31/2011	$12.30713	$11.81587	44,914
01/01/2012 to 12/31/2012	$11.81587	$13.37427	67,805
01/01/2013 to 12/31/2013	$13.37427	$18.06612	56,816
01/01/2014 to 12/31/2014	$18.06612	$18.64452	29,303
01/01/2015 to 12/31/2015	$18.64452	$17.60164	4,826
01/01/2016 to 12/31/2016	$17.60164	$20.22594	1,386
01/01/2017 to 12/31/2017	$20.22594	$24.20081	668
01/01/2018 to 12/31/2018	$24.20081	$20.63367	289
01/01/2019 to 12/31/2019	$20.63367	$26.31979	536
ProFund VP Japan
01/01/2010 to 12/31/2010	$8.52888	$7.79238	9,430
01/01/2011 to 12/31/2011	$7.79238	$6.20502	3,365
01/01/2012 to 12/31/2012	$6.20502	$7.45706	12,912
01/01/2013 to 12/31/2013	$7.45706	$10.80552	10,998
01/01/2014 to 12/31/2014	$10.80552	$10.90312	1,482
01/01/2015 to 12/31/2015	$10.90312	$11.27682	1,191
01/01/2016 to 12/31/2016	$11.27682	$11.06931	953
01/01/2017 to 12/31/2017	$11.06931	$12.81766	932
01/01/2018 to 12/31/2018	$12.81766	$11.06989	610
01/01/2019 to 12/31/2019	$11.06989	$12.98480	590
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$9.11300	$10.08251	42,967
01/01/2011 to 12/31/2011	$10.08251	$10.16452	70,694
01/01/2012 to 12/31/2012	$10.16452	$11.19894	4,243
01/01/2013 to 12/31/2013	$11.19894	$14.30402	31,006
01/01/2014 to 12/31/2014	$14.30402	$15.78979	89,009
01/01/2015 to 12/31/2015	$15.78979	$16.01439	37,686
01/01/2016 to 12/31/2016	$16.01439	$16.44009	5,967
01/01/2017 to 12/31/2017	$16.44009	$20.13607	3,598
01/01/2018 to 12/31/2018	$20.13607	$19.31442	920
01/01/2019 to 12/31/2019	$19.31442	$24.33417	891
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$8.05130	$8.88505	14,106
01/01/2011 to 12/31/2011	$8.88505	$8.57437	45,629
01/01/2012 to 12/31/2012	$8.57437	$9.67350	75,425
01/01/2013 to 12/31/2013	$9.67350	$12.28257	30,965
01/01/2014 to 12/31/2014	$12.28257	$13.26371	123,862
01/01/2015 to 12/31/2015	$13.26371	$12.35129	773
01/01/2016 to 12/31/2016	$12.35129	$13.93731	9,959
01/01/2017 to 12/31/2017	$13.93731	$15.45514	4,045
01/01/2018 to 12/31/2018	$15.45514	$13.50017	687
01/01/2019 to 12/31/2019	$13.50017	$17.12567	295
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$10.85415	$13.62531	363,968
01/01/2011 to 12/31/2011	$13.62531	$12.93385	14,890
01/01/2012 to 12/31/2012	$12.93385	$14.58691	82,062
01/01/2013 to 12/31/2013	$14.58691	$18.61142	28,227
01/01/2014 to 12/31/2014	$18.61142	$19.26440	4,620
01/01/2015 to 12/31/2015	$19.26440	$18.88426	16,694
01/01/2016 to 12/31/2016	$18.88426	$20.83747	6,263
01/01/2017 to 12/31/2017	$20.83747	$24.09894	1,766
01/01/2018 to 12/31/2018	$24.09894	$20.73225	2,243
01/01/2019 to 12/31/2019	$20.73225	$25.17875	3,210

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$11.20491	$13.19305	58,649
01/01/2011 to 12/31/2011	$13.19305	$12.39051	105,563
01/01/2012 to 12/31/2012	$12.39051	$14.11742	104,327
01/01/2013 to 12/31/2013	$14.11742	$18.23793	29,991
01/01/2014 to 12/31/2014	$18.23793	$19.64343	3,820
01/01/2015 to 12/31/2015	$19.64343	$17.62217	2,140
01/01/2016 to 12/31/2016	$17.62217	$21.41983	8,525
01/01/2017 to 12/31/2017	$21.41983	$23.16062	2,171
01/01/2018 to 12/31/2018	$23.16062	$19.62816	1,029
01/01/2019 to 12/31/2019	$19.62816	$23.80706	2,102
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.58401	$12.23364	37,417
01/01/2011 to 12/31/2011	$12.23364	$12.13300	12,206
01/01/2012 to 12/31/2012	$12.13300	$13.78447	7,936
01/01/2013 to 12/31/2013	$13.78447	$18.09269	7,576
01/01/2014 to 12/31/2014	$18.09269	$20.69336	6,354
01/01/2015 to 12/31/2015	$20.69336	$21.73569	5,377
01/01/2016 to 12/31/2016	$21.73569	$22.36469	4,964
01/01/2017 to 12/31/2017	$22.36469	$28.50325	4,619
01/01/2018 to 12/31/2018	$28.50325	$27.33749	4,246
01/01/2019 to 12/31/2019	$27.33749	$36.53025	516
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$18.81865	$21.66296	66,859
01/01/2011 to 12/31/2011	$21.66296	$21.65215	38,693
01/01/2012 to 12/31/2012	$21.65215	$21.77706	38,369
01/01/2013 to 12/31/2013	$21.77706	$26.41137	26,670
01/01/2014 to 12/31/2014	$26.41137	$23.01107	12,130
01/01/2015 to 12/31/2015	$23.01107	$17.23559	4,966
01/01/2016 to 12/31/2016	$17.23559	$20.92357	2,010
01/01/2017 to 12/31/2017	$20.92357	$19.80488	1,681
01/01/2018 to 12/31/2018	$19.80488	$15.44198	1,272
01/01/2019 to 12/31/2019	$15.44198	$16.38010	1,144
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$8.74813	$8.59214	5,412
01/01/2011 to 12/31/2011	$8.59214	$9.75413	7,787
01/01/2012 to 12/31/2012	$9.75413	$10.66440	3,042
01/01/2013 to 12/31/2013	$10.66440	$13.72153	2,144
01/01/2014 to 12/31/2014	$13.72153	$16.00952	1,648
01/01/2015 to 12/31/2015	$16.00952	$16.34453	696
01/01/2016 to 12/31/2016	$16.34453	$15.38116	470
01/01/2017 to 12/31/2017	$15.38116	$16.59333	65
01/01/2018 to 12/31/2018	$16.59333	$15.21253	35
01/01/2019 to 12/31/2019	$15.21253	$16.95809	8
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$14.12626	$18.35572	125,495
01/01/2011 to 12/31/2011	$18.35572	$14.49555	69,676
01/01/2012 to 12/31/2012	$14.49555	$12.10744	63,838
01/01/2013 to 12/31/2013	$12.10744	$7.34393	39,940
01/01/2014 to 12/31/2014	$7.34393	$5.46516	17,612
01/01/2015 to 12/31/2015	$5.46516	$3.58700	11,948
01/01/2016 to 12/31/2016	$3.58700	$5.46380	18,455
01/01/2017 to 12/31/2017	$5.46380	$5.62313	15,046
01/01/2018 to 12/31/2018	$5.62313	$4.75564	13,968
01/01/2019 to 12/31/2019	$4.75564	$6.78621	12,570

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$9.95606	$12.13527	37,888
01/01/2011 to 12/31/2011	$12.13527	$12.42612	11,950
01/01/2012 to 12/31/2012	$12.42612	$14.23179	12,758
01/01/2013 to 12/31/2013	$14.23179	$13.92443	10,809
01/01/2014 to 12/31/2014	$13.92443	$17.01647	5,569
01/01/2015 to 12/31/2015	$17.01647	$16.68749	18,552
01/01/2016 to 12/31/2016	$16.68749	$17.24691	604
01/01/2017 to 12/31/2017	$17.24691	$18.21699	243
01/01/2018 to 12/31/2018	$18.21699	$16.79034	102
01/01/2019 to 12/31/2019	$16.79034	$20.80435	32
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$5.84612	$4.79867	209,469
01/01/2011 to 12/31/2011	$4.79867	$2.93171	80,708
01/01/2012 to 12/31/2012	$2.93171	$2.66681	83,113
01/01/2013 to 12/31/2013	$2.66681	$3.03633	49,382
01/01/2014 to 12/31/2014	$3.03633	$2.06993	33,234
01/01/2015 to 12/31/2015	$2.06993	$1.99117	25,837
01/01/2016 to 12/31/2016	$1.99117	$1.84597	22,492
01/01/2017 to 12/31/2017	$1.84597	$1.58977	20,740
01/01/2018 to 12/31/2018	$1.58977	$1.61843	25,329
01/01/2019 to 12/31/2019	$1.61843	$1.30652	9,022
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$5.68931	$4.38301	68,859
01/01/2011 to 12/31/2011	$4.38301	$3.83568	40,986
01/01/2012 to 12/31/2012	$3.83568	$3.04441	32,737
01/01/2013 to 12/31/2013	$3.04441	$2.10086	14,860
01/01/2014 to 12/31/2014	$2.10086	$1.65554	10,034
01/01/2015 to 12/31/2015	$1.65554	$1.40722	9,298
01/01/2016 to 12/31/2016	$1.40722	$1.23720	18,189
01/01/2017 to 12/31/2017	$1.23720	$0.90405	15,849
01/01/2018 to 12/31/2018	$0.90405	$0.85802	13,445
01/01/2019 to 12/31/2019	$0.85802	$0.60341	28,294
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$11.04130	$13.56950	74,041
01/01/2011 to 12/31/2011	$13.56950	$13.43463	18,342
01/01/2012 to 12/31/2012	$13.43463	$14.77091	15,957
01/01/2013 to 12/31/2013	$14.77091	$20.27570	80,138
01/01/2014 to 12/31/2014	$20.27570	$20.25017	8,019
01/01/2015 to 12/31/2015	$20.25017	$20.02666	19,353
01/01/2016 to 12/31/2016	$20.02666	$23.53859	12,631
01/01/2017 to 12/31/2017	$23.53859	$25.99466	7,044
01/01/2018 to 12/31/2018	$25.99466	$23.94601	2,907
01/01/2019 to 12/31/2019	$23.94601	$27.88198	2,264
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$10.57112	$12.61731	91,202
01/01/2011 to 12/31/2011	$12.61731	$11.82791	20,580
01/01/2012 to 12/31/2012	$11.82791	$13.42929	61,323
01/01/2013 to 12/31/2013	$13.42929	$18.07305	100,408
01/01/2014 to 12/31/2014	$18.07305	$18.69349	16,717
01/01/2015 to 12/31/2015	$18.69349	$16.76000	10,549
01/01/2016 to 12/31/2016	$16.76000	$21.09858	19,158
01/01/2017 to 12/31/2017	$21.09858	$22.62810	11,084
01/01/2018 to 12/31/2018	$22.62810	$18.97201	3,349
01/01/2019 to 12/31/2019	$18.97201	$22.72986	5,641

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$10.69907	$12.09905	41,695
01/01/2011 to 12/31/2011	$12.09905	$12.04831	8,234
01/01/2012 to 12/31/2012	$12.04831	$13.72191	59,339
01/01/2013 to 12/31/2013	$13.72191	$15.03201	3,968
01/01/2014 to 12/31/2014	$15.03201	$14.77685	3,685
01/01/2015 to 12/31/2015	$14.77685	$14.66425	1,050
01/01/2016 to 12/31/2016	$14.66425	$17.43979	725
01/01/2017 to 12/31/2017	$17.43979	$16.68638	826
01/01/2018 to 12/31/2018	$16.68638	$13.84533	189
01/01/2019 to 12/31/2019	$13.84533	$15.53260	206
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$11.14239	$11.99222	15,725
01/01/2011 to 12/31/2011	$11.99222	$16.82485	15,972
01/01/2012 to 12/31/2012	$16.82485	$16.60557	4,122
01/01/2013 to 12/31/2013	$16.60557	$13.12943	2,836
01/01/2014 to 12/31/2014	$13.12943	$17.50471	2,556
01/01/2015 to 12/31/2015	$17.50471	$16.14552	934
01/01/2016 to 12/31/2016	$16.14552	$15.73473	1,815
01/01/2017 to 12/31/2017	$15.73473	$16.84111	1,227
01/01/2018 to 12/31/2018	$16.84111	$15.56738	1,117
01/01/2019 to 12/31/2019	$15.56738	$17.98987	1,138
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$9.21434	$13.48171	90,655
01/01/2011 to 12/31/2011	$13.48171	$11.38001	14,829
01/01/2012 to 12/31/2012	$11.38001	$14.73756	10,051
01/01/2013 to 12/31/2013	$14.73756	$24.57884	8,327
01/01/2014 to 12/31/2014	$24.57884	$27.71196	3,825
01/01/2015 to 12/31/2015	$27.71196	$24.60992	1,531
01/01/2016 to 12/31/2016	$24.60992	$33.17858	1,461
01/01/2017 to 12/31/2017	$33.17858	$41.79463	1,009
01/01/2018 to 12/31/2018	$41.79463	$29.91292	1,121
01/01/2019 to 12/31/2019	$29.91292	$43.21343	925
ProFund VP Utilities
01/01/2010 to 12/31/2010	$13.37157	$13.84856	34,825
01/01/2011 to 12/31/2011	$13.84856	$15.90808	23,874
01/01/2012 to 12/31/2012	$15.90808	$15.57129	16,888
01/01/2013 to 12/31/2013	$15.57129	$17.24733	11,862
01/01/2014 to 12/31/2014	$17.24733	$21.22344	9,756
01/01/2015 to 12/31/2015	$21.22344	$19.41758	4,216
01/01/2016 to 12/31/2016	$19.41758	$21.84374	3,734
01/01/2017 to 12/31/2017	$21.84374	$23.62547	2,900
01/01/2018 to 12/31/2018	$23.62547	$23.75702	3,273
01/01/2019 to 12/31/2019	$23.75702	$28.53470	1,742
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$10.78241	$12.01642	9,331
01/01/2011 to 12/31/2011	$12.01642	$9.99439	9,860
01/01/2012 to 12/31/2012	$9.99439	$11.95721	21,897
01/01/2013 to 12/31/2013	$11.95721	$13.89363	27,627
01/01/2014 to 12/31/2014	$13.89363	$12.80478	20,250
01/01/2015 to 12/31/2015	$12.80478	$12.93807	19,140
01/01/2016 to 12/31/2016	$12.93807	$12.19461	14,846
01/01/2017 to 12/31/2017	$12.19461	$16.19050	12,735
01/01/2018 to 12/31/2018	$16.19050	$13.79670	11,293
01/01/2019 to 12/31/2019	$13.79670	$17.85358	8,550

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.68966	$14.09507	42,309
01/01/2011 to 12/31/2011	$14.09507	$12.01602	16,879
01/01/2012 to 12/31/2012	$12.01602	$13.35208	17,702
01/01/2013 to 12/31/2013	$13.35208	$15.65408	12,515
01/01/2014 to 12/31/2014	$15.65408	$14.49062	5,838
01/01/2015 to 12/31/2015	$14.49062	$14.48977	3,089
01/01/2016 to 12/31/2016	$14.48977	$14.62573	1,928
01/01/2017 to 12/31/2017	$14.62573	$17.85171	22,291
01/01/2018 to 12/31/2018	$17.85171	$14.50609	21,843
01/01/2019 to 12/31/2019	$14.50609	$16.37789	20,500
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.08671	$12.68514	26,995
01/01/2011 to 12/31/2011	$12.68514	$11.73598	37,288
01/01/2012 to 12/31/2012	$11.73598	$13.85251	17,376
01/01/2013 to 12/31/2013	$13.85251	$18.98660	12,261
01/01/2014 to 12/31/2014	$18.98660	$19.31802	13,143
01/01/2015 to 12/31/2015	$19.31802	$19.18944	7,981
01/01/2016 to 12/31/2016	$19.18944	$18.90272	2,727
01/01/2017 to 12/31/2017	$18.90272	$24.93750	3,841
01/01/2018 to 12/31/2018	$24.93750	$24.49971	2,311
01/01/2019 to 12/31/2019	$24.49971	$32.90408	1,857
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59310	$12.21387	10,504
01/01/2011 to 12/31/2011	$12.21387	$11.42106	8,312
01/01/2012 to 12/31/2012	$11.42106	$12.06906	5,649
01/01/2013 to 12/31/2013	$12.06906	$17.76211	1,815
01/01/2014 to 12/31/2014	$17.76211	$17.07165	566
01/01/2015 to 12/31/2015	$17.07165	$16.24776	1,073
01/01/2016 to 12/31/2016	$16.24776	$17.17022	686
01/01/2017 to 12/31/2017	$17.17022	$21.17240	3,295
01/01/2018 to 12/31/2018	$21.17240	$20.99834	2,959
01/01/2019 to 12/31/2019	$20.99834	$25.72119	2,693
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EPB OR HD GRO 60 bps and
Combo DB OR HD GRO 60 bps, EBP and HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV (2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.28173	$13.95712	0
01/01/2011 to 12/31/2011	$13.95712	$14.00407	0
01/01/2012 to 12/31/2012	$14.00407	$15.60573	0
01/01/2013 to 12/31/2013	$15.60573	$16.76577	0
01/01/2014 to 12/31/2014	$16.76577	$16.75483	0
01/01/2015 to 12/31/2015	$16.75483	$16.38631	0
01/01/2016 to 12/31/2016	$16.38631	$17.44257	0
01/01/2017 to 12/31/2017	$17.44257	$17.85046	0
01/01/2018 to 12/31/2018	$17.85046	$17.32209	0
01/01/2019 to 12/31/2019	$17.32209	$19.01787	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.41886	$10.29804	1,672,915
01/01/2011 to 12/31/2011	$10.29804	$9.78901	1,419,829
01/01/2012 to 12/31/2012	$9.78901	$10.75983	1,363,156
01/01/2013 to 12/31/2013	$10.75983	$11.55498	1,135,421
01/01/2014 to 12/31/2014	$11.55498	$11.71425	408,224
01/01/2015 to 12/31/2015	$11.71425	$11.07078	161,748
01/01/2016 to 12/31/2016	$11.07078	$11.49612	133,802
01/01/2017 to 12/31/2017	$11.49612	$12.63965	126,722
01/01/2018 to 12/31/2018	$12.63965	$11.33690	92,418
01/01/2019 to 12/31/2019	$11.33690	$12.84789	76,825
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.57368	$10.63022	817,418
01/01/2011 to 12/31/2011	$10.63022	$10.39249	737,837
01/01/2012 to 12/31/2012	$10.39249	$11.53309	701,027
01/01/2013 to 12/31/2013	$11.53309	$13.12685	616,668
01/01/2014 to 12/31/2014	$13.12685	$13.60138	432,603
01/01/2015 to 12/31/2015	$13.60138	$13.38842	250,183
01/01/2016 to 12/31/2016	$13.38842	$14.00371	207,814
01/01/2017 to 12/31/2017	$14.00371	$15.99027	187,060
01/01/2018 to 12/31/2018	$15.99027	$14.69350	163,750
01/01/2019 to 12/31/2019	$14.69350	$17.48473	137,965
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.54938	$9.34352	306,375
01/01/2011 to 12/31/2011	$9.34352	$8.95854	274,553
01/01/2012 to 12/31/2012	$8.95854	$9.64716	276,996
01/01/2013 to 12/31/2013	$9.64716	$10.59235	258,233
01/01/2014 to 12/31/2014	$10.59235	$10.87506	142,075
01/01/2015 to 12/31/2015	$10.87506	$10.60182	106,904
01/01/2016 to 12/31/2016	$10.60182	$10.85170	81,035
01/01/2017 to 12/31/2017	$10.85170	$12.31764	77,107
01/01/2018 to 12/31/2018	$12.31764	$11.07617	56,004
01/01/2019 to 12/31/2019	$11.07617	$12.76795	42,751

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99805	$11.58083	0
01/01/2014 to 12/31/2014	$11.58083	$12.79787	0
01/01/2015 to 12/31/2015	$12.79787	$12.71299	0
01/01/2016 to 12/31/2016	$12.71299	$13.74369	2,408
01/01/2017 to 12/31/2017	$13.74369	$16.39265	2,745
01/01/2018 to 12/31/2018	$16.39265	$14.70339	0
01/01/2019 to 12/31/2019	$14.70339	$17.59973	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.65960	$10.59430	1,128,800
01/01/2011 to 12/31/2011	$10.59430	$10.21998	1,006,466
01/01/2012 to 12/31/2012	$10.21998	$11.22439	1,055,922
01/01/2013 to 12/31/2013	$11.22439	$12.89505	889,175
01/01/2014 to 12/31/2014	$12.89505	$13.41326	749,965
01/01/2015 to 12/31/2015	$13.41326	$13.16036	537,427
01/01/2016 to 12/31/2016	$13.16036	$13.66117	409,473
01/01/2017 to 12/31/2017	$13.66117	$15.32959	360,678
01/01/2018 to 12/31/2018	$15.32959	$14.22890	309,786
01/01/2019 to 12/31/2019	$14.22890	$16.59257	217,394
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99805	$9.12313	2,376
01/01/2012 to 12/31/2012	$9.12313	$9.96798	24,081
01/01/2013 to 12/31/2013	$9.96798	$10.79016	41,326
01/01/2014 to 12/31/2014	$10.79016	$11.05246	32,703
01/01/2015 to 12/31/2015	$11.05246	$10.46885	26,283
01/01/2016 to 12/31/2016	$10.46885	$10.93501	13,268
01/01/2017 to 12/31/2017	$10.93501	$12.02559	17,497
01/01/2018 to 12/31/2018	$12.02559	$11.12161	11,635
01/01/2019 to 12/31/2019	$11.12161	$12.77406	10,035
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.23384	$11.39751	231,038
01/01/2011 to 12/31/2011	$11.39751	$11.38040	206,551
01/01/2012 to 12/31/2012	$11.38040	$11.63436	204,144
01/01/2013 to 12/31/2013	$11.63436	$11.11391	41,672
01/01/2014 to 12/31/2014	$11.11391	$10.84232	20,374
01/01/2015 to 12/31/2015	$10.84232	$10.63863	711
01/01/2016 to 12/31/2016	$10.63863	$10.55941	3,670
01/01/2017 to 12/31/2017	$10.55941	$10.48754	2,708
01/01/2018 to 12/31/2018	$10.48754	$10.31617	134
01/01/2019 to 12/31/2019	$10.31617	$10.53913	166
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.73932	$12.34828	573,212
01/01/2011 to 12/31/2011	$12.34828	$12.44191	605,075
01/01/2012 to 12/31/2012	$12.44191	$13.28155	487,599
01/01/2013 to 12/31/2013	$13.28155	$12.73119	377,479
01/01/2014 to 12/31/2014	$12.73119	$12.95802	273,587
01/01/2015 to 12/31/2015	$12.95802	$12.38669	43,931
01/01/2016 to 12/31/2016	$12.38669	$12.60778	46,115
01/01/2017 to 12/31/2017	$12.60778	$12.84933	53,098
01/01/2018 to 12/31/2018	$12.84933	$12.46281	46,966
01/01/2019 to 12/31/2019	$12.46281	$13.29263	14,500

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.32378	$12.31403	40,947
01/01/2011 to 12/31/2011	$12.31403	$13.94590	4,588
01/01/2012 to 12/31/2012	$13.94590	$14.41559	85,728
01/01/2013 to 12/31/2013	$14.41559	$13.39681	47,954
01/01/2014 to 12/31/2014	$13.39681	$13.63980	21,818
01/01/2015 to 12/31/2015	$13.63980	$13.46189	25,474
01/01/2016 to 12/31/2016	$13.46189	$13.33642	26,848
01/01/2017 to 12/31/2017	$13.33642	$13.12271	26,013
01/01/2018 to 12/31/2018	$13.12271	$12.88513	322,500
01/01/2019 to 12/31/2019	$12.88513	$12.75847	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.73968	$9.54520	159,883
01/01/2011 to 12/31/2011	$9.54520	$11.06208	17,114
01/01/2012 to 12/31/2012	$11.06208	$11.48433	582
01/01/2013 to 12/31/2013	$11.48433	$10.48380	237,451
01/01/2014 to 12/31/2014	$10.48380	$10.86800	85,105
01/01/2015 to 12/31/2015	$10.86800	$10.77463	107,556
01/01/2016 to 12/31/2016	$10.77463	$10.72786	97,049
01/01/2017 to 12/31/2017	$10.72786	$10.56918	48,420
01/01/2018 to 12/31/2018	$10.56918	$10.34987	61,119
01/01/2019 to 12/31/2019	$10.34987	$10.46037	67,454
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99739	$10.94672	167,616
01/01/2011 to 12/31/2011	$10.94672	$12.86004	544,749
01/01/2012 to 12/31/2012	$12.86004	$13.41054	71,013
01/01/2013 to 12/31/2013	$13.41054	$12.17858	18,794
01/01/2014 to 12/31/2014	$12.17858	$12.80581	108,864
01/01/2015 to 12/31/2015	$12.80581	$12.72786	68,354
01/01/2016 to 12/31/2016	$12.72786	$12.68220	71,396
01/01/2017 to 12/31/2017	$12.68220	$12.58067	26,796
01/01/2018 to 12/31/2018	$12.58067	$12.29168	10,535
01/01/2019 to 12/31/2019	$12.29168	$12.61124	402
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99805	$11.95342	210,502
01/01/2012 to 12/31/2012	$11.95342	$12.35456	480,505
01/01/2013 to 12/31/2013	$12.35456	$10.88848	133,950
01/01/2014 to 12/31/2014	$10.88848	$11.73515	84,267
01/01/2015 to 12/31/2015	$11.73515	$11.69959	131,314
01/01/2016 to 12/31/2016	$11.69959	$11.63394	137,447
01/01/2017 to 12/31/2017	$11.63394	$11.53948	127,375
01/01/2018 to 12/31/2018	$11.53948	$11.25026	70,881
01/01/2019 to 12/31/2019	$11.25026	$11.63307	50,555
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99740	$10.34068	216,854
01/01/2013 to 12/31/2013	$10.34068	$9.06777	798,569
01/01/2014 to 12/31/2014	$9.06777	$9.97216	78,964
01/01/2015 to 12/31/2015	$9.97216	$10.00163	12,591
01/01/2016 to 12/31/2016	$10.00163	$9.95378	2,844
01/01/2017 to 12/31/2017	$9.95378	$9.88524	1,003
01/01/2018 to 12/31/2018	$9.88524	$9.62630	1,068
01/01/2019 to 12/31/2019	$9.62630	$10.01192	996

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99870	$8.70047	184,335
01/01/2014 to 12/31/2014	$8.70047	$9.73572	194,620
01/01/2015 to 12/31/2015	$9.73572	$9.77696	8,542
01/01/2016 to 12/31/2016	$9.77696	$9.72967	4,031
01/01/2017 to 12/31/2017	$9.72967	$9.66150	80,056
01/01/2018 to 12/31/2018	$9.66150	$9.37256	116,991
01/01/2019 to 12/31/2019	$9.37256	$9.88049	4,718
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99870	$11.23968	89,028
01/01/2015 to 12/31/2015	$11.23968	$11.19491	347,872
01/01/2016 to 12/31/2016	$11.19491	$11.20268	100,502
01/01/2017 to 12/31/2017	$11.20268	$11.14026	49,803
01/01/2018 to 12/31/2018	$11.14026	$10.79716	54,708
01/01/2019 to 12/31/2019	$10.79716	$11.46263	19,423
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99870	$9.88219	253,962
01/01/2016 to 12/31/2016	$9.88219	$9.85094	232,087
01/01/2017 to 12/31/2017	$9.85094	$9.85289	114,116
01/01/2018 to 12/31/2018	$9.85289	$9.52005	108,219
01/01/2019 to 12/31/2019	$9.52005	$10.22871	55,298
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99740	$9.82430	501,618
01/01/2017 to 12/31/2017	$9.82430	$9.85162	181,577
01/01/2018 to 12/31/2018	$9.85162	$9.49786	180,642
01/01/2019 to 12/31/2019	$9.49786	$10.26589	64,897
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99739	$9.98063	8,028
01/01/2018 to 12/31/2018	$9.98063	$9.54455	88,359
01/01/2019 to 12/31/2019	$9.54455	$10.40041	20,017
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99739	$9.60752	13,509
01/01/2019 to 12/31/2019	$9.60752	$10.53551	23,583
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99870	$11.17122	15,302
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.24870	$10.23946	3,318,055
01/01/2011 to 12/31/2011	$10.23946	$9.75652	2,982,427
01/01/2012 to 12/31/2012	$9.75652	$10.83425	2,718,892
01/01/2013 to 12/31/2013	$10.83425	$12.97920	2,420,551
01/01/2014 to 12/31/2014	$12.97920	$13.56077	1,561,942
01/01/2015 to 12/31/2015	$13.56077	$13.31271	815,628
01/01/2016 to 12/31/2016	$13.31271	$13.88935	666,581
01/01/2017 to 12/31/2017	$13.88935	$15.99036	636,106
01/01/2018 to 12/31/2018	$15.99036	$14.64173	480,534
01/01/2019 to 12/31/2019	$14.64173	$17.47865	373,343
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99805	$11.59214	0
01/01/2014 to 12/31/2014	$11.59214	$12.86032	0
01/01/2015 to 12/31/2015	$12.86032	$12.10961	0
01/01/2016 to 12/31/2016	$12.10961	$13.58705	12,366
01/01/2017 to 12/31/2017	$13.58705	$15.71061	10,110
01/01/2018 to 12/31/2018	$15.71061	$14.60844	893
01/01/2019 to 12/31/2019	$14.60844	$18.69194	858

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.03892	$9.43583	2,531
01/01/2011 to 12/31/2011	$9.43583	$8.75007	1,500
01/01/2012 to 12/31/2012	$8.75007	$10.83437	14,071
01/01/2013 to 12/31/2013	$10.83437	$11.03976	9,560
01/01/2014 to 12/31/2014	$11.03976	$12.28134	5,446
01/01/2015 to 12/31/2015	$12.28134	$11.98193	1,788
01/01/2016 to 12/31/2016	$11.98193	$11.80593	4,318
01/01/2017 to 12/31/2017	$11.80593	$12.78432	1,716
01/01/2018 to 12/31/2018	$12.78432	$11.89435	1,213
01/01/2019 to 12/31/2019	$11.89435	$14.53331	418
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.18788	$12.80305	53,001
01/01/2011 to 12/31/2011	$12.80305	$13.32661	32,781
01/01/2012 to 12/31/2012	$13.32661	$15.01023	30,956
01/01/2013 to 12/31/2013	$15.01023	$15.11680	3,890
01/01/2014 to 12/31/2014	$15.11680	$19.32507	7,735
01/01/2015 to 12/31/2015	$19.32507	$19.78515	4,877
01/01/2016 to 12/31/2016	$19.78515	$20.25180	2,683
01/01/2017 to 12/31/2017	$20.25180	$21.01243	1,737
01/01/2018 to 12/31/2018	$21.01243	$19.54042	413
01/01/2019 to 12/31/2019	$19.54042	$25.03794	794
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.62812	$9.63569	1,031,352
01/01/2011 to 12/31/2011	$9.63569	$9.26809	842,510
01/01/2012 to 12/31/2012	$9.26809	$10.01236	763,813
01/01/2013 to 12/31/2013	$10.01236	$11.22029	670,525
01/01/2014 to 12/31/2014	$11.22029	$11.30190	437,333
01/01/2015 to 12/31/2015	$11.30190	$11.14570	252,307
01/01/2016 to 12/31/2016	$11.14570	$11.34729	188,753
01/01/2017 to 12/31/2017	$11.34729	$12.90668	173,291
01/01/2018 to 12/31/2018	$12.90668	$11.62570	150,429
01/01/2019 to 12/31/2019	$11.62570	$13.62305	127,949
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.06107	$9.87441	234,528
01/01/2011 to 12/31/2011	$9.87441	$9.59387	213,063
01/01/2012 to 12/31/2012	$9.59387	$10.31697	201,141
01/01/2013 to 12/31/2013	$10.31697	$11.06399	182,302
01/01/2014 to 12/31/2014	$11.06399	$11.24059	181,595
01/01/2015 to 12/31/2015	$11.24059	$10.87660	165,068
01/01/2016 to 12/31/2016	$10.87660	$11.17986	133,060
01/01/2017 to 12/31/2017	$11.17986	$12.25893	120,095
01/01/2018 to 12/31/2018	$12.25893	$11.12451	93,529
01/01/2019 to 12/31/2019	$11.12451	$12.60358	83,752
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.87659	$12.22633	24,445
01/01/2011 to 12/31/2011	$12.22633	$12.09492	13,508
01/01/2012 to 12/31/2012	$12.09492	$13.66332	20,297
01/01/2013 to 12/31/2013	$13.66332	$18.52096	7,866
01/01/2014 to 12/31/2014	$18.52096	$19.38761	13,843
01/01/2015 to 12/31/2015	$19.38761	$17.89185	2,037
01/01/2016 to 12/31/2016	$17.89185	$21.72038	2,572
01/01/2017 to 12/31/2017	$21.72038	$23.79661	3,798
01/01/2018 to 12/31/2018	$23.79661	$19.96632	1,283
01/01/2019 to 12/31/2019	$19.96632	$23.91064	1,687

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.29310	$10.05370	118,303
01/01/2011 to 12/31/2011	$10.05370	$9.81991	123,498
01/01/2012 to 12/31/2012	$9.81991	$9.58930	108,113
01/01/2013 to 12/31/2013	$9.58930	$9.36410	92,874
01/01/2014 to 12/31/2014	$9.36410	$9.14393	83,716
01/01/2015 to 12/31/2015	$9.14393	$8.92917	71,860
01/01/2016 to 12/31/2016	$8.92917	$8.71982	63,982
01/01/2017 to 12/31/2017	$8.71982	$8.54443	40,139
01/01/2018 to 12/31/2018	$8.54443	$8.45101	73,151
01/01/2019 to 12/31/2019	$8.45101	$8.39196	68,390
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.16979	$11.27145	20,234
01/01/2011 to 12/31/2011	$11.27145	$11.35633	26,419
01/01/2012 to 12/31/2012	$11.35633	$12.62760	29,292
01/01/2013 to 12/31/2013	$12.62760	$13.21629	7,291
01/01/2014 to 12/31/2014	$13.21629	$13.23586	1,131
01/01/2015 to 12/31/2015	$13.23586	$12.46426	413
01/01/2016 to 12/31/2016	$12.46426	$14.04606	202
01/01/2017 to 12/31/2017	$14.04606	$14.74164	322
01/01/2018 to 12/31/2018	$14.74164	$14.10744	49
01/01/2019 to 12/31/2019	$14.10744	$15.88363	221
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.66217	$8.46683	236,519
01/01/2011 to 12/31/2011	$8.46683	$7.92228	185,189
01/01/2012 to 12/31/2012	$7.92228	$9.04219	184,775
01/01/2013 to 12/31/2013	$9.04219	$12.34949	180,707
01/01/2014 to 12/31/2014	$12.34949	$13.71704	101,622
01/01/2015 to 12/31/2015	$13.71704	$12.34509	14,650
01/01/2016 to 12/31/2016	$12.34509	$14.45317	17,791
01/01/2017 to 12/31/2017	$14.45317	$16.82342	15,577
01/01/2018 to 12/31/2018	$16.82342	$14.10117	8,884
01/01/2019 to 12/31/2019	$14.10117	$17.83520	6,305
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$9.89202	$11.06016	357,084
01/01/2011 to 12/31/2011	$11.06016	$9.40467	301,408
01/01/2012 to 12/31/2012	$9.40467	$11.05365	286,029
01/01/2013 to 12/31/2013	$11.05365	$12.85094	100,820
01/01/2014 to 12/31/2014	$12.85094	$11.85565	62,558
01/01/2015 to 12/31/2015	$11.85565	$11.94146	9,574
01/01/2016 to 12/31/2016	$11.94146	$11.22087	8,339
01/01/2017 to 12/31/2017	$11.22087	$14.84003	9,042
01/01/2018 to 12/31/2018	$14.84003	$12.55768	9,110
01/01/2019 to 12/31/2019	$12.55768	$16.20038	6,086
AST International Value Portfolio
01/01/2010 to 12/31/2010	$10.61768	$11.51745	105,211
01/01/2011 to 12/31/2011	$11.51745	$9.83558	92,403
01/01/2012 to 12/31/2012	$9.83558	$11.20583	102,146
01/01/2013 to 12/31/2013	$11.20583	$13.07285	82,513
01/01/2014 to 12/31/2014	$13.07285	$11.90988	33,812
01/01/2015 to 12/31/2015	$11.90988	$11.72498	9,535
01/01/2016 to 12/31/2016	$11.72498	$11.51663	8,298
01/01/2017 to 12/31/2017	$11.51663	$13.81250	9,414
01/01/2018 to 12/31/2018	$13.81250	$11.30985	9,463
01/01/2019 to 12/31/2019	$11.30985	$13.25543	6,153

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.84619	$12.81855	0
01/01/2011 to 12/31/2011	$12.81855	$14.07577	0
01/01/2012 to 12/31/2012	$14.07577	$15.03673	0
01/01/2013 to 12/31/2013	$15.03673	$14.21611	0
01/01/2014 to 12/31/2014	$14.21611	$14.81629	0
01/01/2015 to 12/31/2015	$14.81629	$14.63790	0
01/01/2016 to 12/31/2016	$14.63790	$14.89578	0
01/01/2017 to 12/31/2017	$14.89578	$15.17393	0
01/01/2018 to 12/31/2018	$15.17393	$14.77591	0
01/01/2019 to 12/31/2019	$14.77591	$16.04915	0
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.52062	$9.47005	215,186
01/01/2011 to 12/31/2011	$9.47005	$9.19521	216,936
01/01/2012 to 12/31/2012	$9.19521	$10.19846	224,328
01/01/2013 to 12/31/2013	$10.19846	$11.58037	194,851
01/01/2014 to 12/31/2014	$11.58037	$12.02791	161,299
01/01/2015 to 12/31/2015	$12.02791	$11.62221	123,280
01/01/2016 to 12/31/2016	$11.62221	$11.94183	73,771
01/01/2017 to 12/31/2017	$11.94183	$13.63936	64,176
01/01/2018 to 12/31/2018	$13.63936	$12.33523	47,309
01/01/2019 to 12/31/2019	$12.33523	$14.38592	43,313
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.30640	$10.78595	47,801
01/01/2011 to 12/31/2011	$10.78595	$9.56901	37,010
01/01/2012 to 12/31/2012	$9.56901	$11.39099	37,421
01/01/2013 to 12/31/2013	$11.39099	$12.83196	11,747
01/01/2014 to 12/31/2014	$12.83196	$11.73282	6,209
01/01/2015 to 12/31/2015	$11.73282	$11.13680	12,063
01/01/2016 to 12/31/2016	$11.13680	$11.08575	567
01/01/2017 to 12/31/2017	$11.08575	$14.03388	654
01/01/2018 to 12/31/2018	$14.03388	$11.30856	253
01/01/2019 to 12/31/2019	$11.30856	$14.04906	264
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.93557	$11.46015	472,961
01/01/2011 to 12/31/2011	$11.46015	$11.21740	404,110
01/01/2012 to 12/31/2012	$11.21740	$12.12751	384,224
01/01/2013 to 12/31/2013	$12.12751	$13.14909	354,047
01/01/2014 to 12/31/2014	$13.14909	$13.53976	300,510
01/01/2015 to 12/31/2015	$13.53976	$13.19755	181,523
01/01/2016 to 12/31/2016	$13.19755	$13.38285	159,735
01/01/2017 to 12/31/2017	$13.38285	$14.65611	148,154
01/01/2018 to 12/31/2018	$14.65611	$13.57626	126,964
01/01/2019 to 12/31/2019	$13.57626	$15.19394	116,232
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.28096	$11.17560	0
01/01/2011 to 12/31/2011	$11.17560	$10.98569	0
01/01/2012 to 12/31/2012	$10.98569	$12.35634	0
01/01/2013 to 12/31/2013	$12.35634	$16.46954	0
01/01/2014 to 12/31/2014	$16.46954	$17.61104	0
01/01/2015 to 12/31/2015	$17.61104	$19.02608	0
01/01/2016 to 12/31/2016	$19.02608	$18.30785	0
01/01/2017 to 12/31/2017	$18.30785	$24.28488	0
01/01/2018 to 12/31/2018	$24.28488	$23.32896	0
01/01/2019 to 12/31/2019	$23.32896	$30.20795	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.88112	$10.38556	655,807
01/01/2011 to 12/31/2011	$10.38556	$10.04913	540,071
01/01/2012 to 12/31/2012	$10.04913	$11.01626	509,444
01/01/2013 to 12/31/2013	$11.01626	$14.69608	175,305
01/01/2014 to 12/31/2014	$14.69608	$15.87047	78,691
01/01/2015 to 12/31/2015	$15.87047	$17.05847	23,151
01/01/2016 to 12/31/2016	$17.05847	$17.58744	25,050
01/01/2017 to 12/31/2017	$17.58744	$22.84151	21,983
01/01/2018 to 12/31/2018	$22.84151	$21.70232	14,447
01/01/2019 to 12/31/2019	$21.70232	$27.89564	11,351
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.17887	$12.23142	28,879
01/01/2011 to 12/31/2011	$12.23142	$11.57025	12,176
01/01/2012 to 12/31/2012	$11.57025	$13.90545	15,767
01/01/2013 to 12/31/2013	$13.90545	$17.33108	10,666
01/01/2014 to 12/31/2014	$17.33108	$17.53829	6,050
01/01/2015 to 12/31/2015	$17.53829	$16.87519	7,274
01/01/2016 to 12/31/2016	$16.87519	$17.65147	6,234
01/01/2017 to 12/31/2017	$17.65147	$21.34733	4,703
01/01/2018 to 12/31/2018	$21.34733	$18.85172	729
01/01/2019 to 12/31/2019	$18.85172	$23.92351	808
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99805	$10.27384	112,750
01/01/2013 to 12/31/2013	$10.27384	$11.93003	95,694
01/01/2014 to 12/31/2014	$11.93003	$12.24836	43,892
01/01/2015 to 12/31/2015	$12.24836	$11.81199	21,135
01/01/2016 to 12/31/2016	$11.81199	$12.03362	22,037
01/01/2017 to 12/31/2017	$12.03362	$13.68971	22,551
01/01/2018 to 12/31/2018	$13.68971	$12.26007	22,302
01/01/2019 to 12/31/2019	$12.26007	$14.69721	11,399
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.71911	$10.70426	86,969
01/01/2011 to 12/31/2011	$10.70426	$10.39107	111,179
01/01/2012 to 12/31/2012	$10.39107	$11.88008	162,103
01/01/2013 to 12/31/2013	$11.88008	$15.85930	78,589
01/01/2014 to 12/31/2014	$15.85930	$16.83553	51,186
01/01/2015 to 12/31/2015	$16.83553	$17.62836	23,144
01/01/2016 to 12/31/2016	$17.62836	$17.54417	13,155
01/01/2017 to 12/31/2017	$17.54417	$22.39432	16,446
01/01/2018 to 12/31/2018	$22.39432	$22.33522	15,125
01/01/2019 to 12/31/2019	$22.33522	$30.05033	5,084
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99805	$10.16978	0
01/01/2013 to 12/31/2013	$10.16978	$13.35750	210
01/01/2014 to 12/31/2014	$13.35750	$14.37634	196
01/01/2015 to 12/31/2015	$14.37634	$13.93693	12,406
01/01/2016 to 12/31/2016	$13.93693	$15.44031	5,591
01/01/2017 to 12/31/2017	$15.44031	$17.69317	2,488
01/01/2018 to 12/31/2018	$17.69317	$15.52153	150
01/01/2019 to 12/31/2019	$15.52153	$19.60491	285

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.27939	$13.19808	73,569
01/01/2011 to 12/31/2011	$13.19808	$12.50468	89,324
01/01/2012 to 12/31/2012	$12.50468	$14.60542	110,449
01/01/2013 to 12/31/2013	$14.60542	$18.85354	34,210
01/01/2014 to 12/31/2014	$18.85354	$20.53268	11,987
01/01/2015 to 12/31/2015	$20.53268	$18.91017	19,651
01/01/2016 to 12/31/2016	$18.91017	$18.77042	11,083
01/01/2017 to 12/31/2017	$18.77042	$23.29653	14,707
01/01/2018 to 12/31/2018	$23.29653	$21.75676	5,799
01/01/2019 to 12/31/2019	$21.75676	$27.65228	4,606
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.12858	$11.00334	113,459
01/01/2011 to 12/31/2011	$11.00334	$10.47824	78,585
01/01/2012 to 12/31/2012	$10.47824	$11.98415	79,911
01/01/2013 to 12/31/2013	$11.98415	$16.61868	22,418
01/01/2014 to 12/31/2014	$16.61868	$18.54070	14,761
01/01/2015 to 12/31/2015	$18.54070	$17.08431	3,350
01/01/2016 to 12/31/2016	$17.08431	$19.72528	2,996
01/01/2017 to 12/31/2017	$19.72528	$21.91928	4,696
01/01/2018 to 12/31/2018	$21.91928	$17.88209	2,394
01/01/2019 to 12/31/2019	$17.88209	$21.13154	1,481
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.03383	$10.78624	7,064
01/01/2011 to 12/31/2011	$10.78624	$8.39777	8,761
01/01/2012 to 12/31/2012	$8.39777	$9.67039	17,973
01/01/2013 to 12/31/2013	$9.67039	$9.46420	11,013
01/01/2014 to 12/31/2014	$9.46420	$8.80891	5,595
01/01/2015 to 12/31/2015	$8.80891	$7.16299	2,809
01/01/2016 to 12/31/2016	$7.16299	$7.85979	5,854
01/01/2017 to 12/31/2017	$7.85979	$9.70028	3,286
01/01/2018 to 12/31/2018	$9.70028	$8.14062	1,204
01/01/2019 to 12/31/2019	$8.14062	$9.01049	175
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.34662	$11.17164	1,322,949
01/01/2011 to 12/31/2011	$11.17164	$11.01826	1,558,108
01/01/2012 to 12/31/2012	$11.01826	$11.87506	1,408,706
01/01/2013 to 12/31/2013	$11.87506	$12.66430	907,739
01/01/2014 to 12/31/2014	$12.66430	$13.08096	635,823
01/01/2015 to 12/31/2015	$13.08096	$12.79188	411,128
01/01/2016 to 12/31/2016	$12.79188	$13.18220	343,713
01/01/2017 to 12/31/2017	$13.18220	$14.17732	366,417
01/01/2018 to 12/31/2018	$14.17732	$13.44922	326,301
01/01/2019 to 12/31/2019	$13.44922	$15.06900	278,666
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01797	$10.05822	0
01/01/2012 to 12/31/2012	$10.05822	$10.51980	222
01/01/2013 to 12/31/2013	$10.51980	$10.03496	798
01/01/2014 to 12/31/2014	$10.03496	$10.39310	425
01/01/2015 to 12/31/2015	$10.39310	$10.12167	827
01/01/2016 to 12/31/2016	$10.12167	$10.30037	432
01/01/2017 to 12/31/2017	$10.30037	$10.62931	503
01/01/2018 to 12/31/2018	$10.62931	$10.29382	264
01/01/2019 to 12/31/2019	$10.29382	$11.03254	551

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.07541	$9.38560	1,077,393
01/01/2011 to 12/31/2011	$9.38560	$8.59580	993,440
01/01/2012 to 12/31/2012	$8.59580	$9.47795	850,684
01/01/2013 to 12/31/2013	$9.47795	$10.83096	651,254
01/01/2014 to 12/31/2014	$10.83096	$11.54924	500,107
01/01/2015 to 12/31/2015	$11.54924	$11.20877	460,318
01/01/2016 to 12/31/2016	$11.20877	$12.05088	342,351
01/01/2017 to 12/31/2017	$12.05088	$13.66278	400,567
01/01/2018 to 12/31/2018	$13.66278	$12.32667	305,976
01/01/2019 to 12/31/2019	$12.32667	$14.34554	249,435
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99805	$11.62015	0
01/01/2014 to 12/31/2014	$11.62015	$13.07658	0
01/01/2015 to 12/31/2015	$13.07658	$12.96633	0
01/01/2016 to 12/31/2016	$12.96633	$14.03688	0
01/01/2017 to 12/31/2017	$14.03688	$16.64313	0
01/01/2018 to 12/31/2018	$16.64313	$15.08769	0
01/01/2019 to 12/31/2019	$15.08769	$18.44435	0
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$8.06650	$9.06258	987
01/01/2011 to 12/31/2011	$9.06258	$9.15589	1,125
01/01/2012 to 12/31/2012	$9.15589	$10.62163	5,110
01/01/2013 to 12/31/2013	$10.62163	$13.73548	5,631
01/01/2014 to 12/31/2014	$13.73548	$15.72152	3,673
01/01/2015 to 12/31/2015	$15.72152	$15.82485	1,428
01/01/2016 to 12/31/2016	$15.82485	$17.74813	720
01/01/2017 to 12/31/2017	$17.74813	$21.18887	1,061
01/01/2018 to 12/31/2018	$21.18887	$18.98821	410
01/01/2019 to 12/31/2019	$18.98821	$23.07848	754
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99805	$8.85728	315
01/01/2012 to 12/31/2012	$8.85728	$9.78676	1,820
01/01/2013 to 12/31/2013	$9.78676	$11.69734	6,728
01/01/2014 to 12/31/2014	$11.69734	$12.16502	4,983
01/01/2015 to 12/31/2015	$12.16502	$11.89708	310
01/01/2016 to 12/31/2016	$11.89708	$12.35269	5,649
01/01/2017 to 12/31/2017	$12.35269	$14.25758	5,049
01/01/2018 to 12/31/2018	$14.25758	$13.01190	4,714
01/01/2019 to 12/31/2019	$13.01190	$15.40044	4,379
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.22414	$11.93909	163,532
01/01/2011 to 12/31/2011	$11.93909	$10.13023	139,273
01/01/2012 to 12/31/2012	$10.13023	$11.87750	141,403
01/01/2013 to 12/31/2013	$11.87750	$16.33210	57,536
01/01/2014 to 12/31/2014	$16.33210	$16.73629	31,781
01/01/2015 to 12/31/2015	$16.73629	$16.56107	8,640
01/01/2016 to 12/31/2016	$16.56107	$17.41795	10,976
01/01/2017 to 12/31/2017	$17.41795	$21.71988	9,135
01/01/2018 to 12/31/2018	$21.71988	$18.90691	6,015
01/01/2019 to 12/31/2019	$18.90691	$25.19835	3,921

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.90130	$13.18991	74,209
01/01/2011 to 12/31/2011	$13.18991	$12.75426	34,677
01/01/2012 to 12/31/2012	$12.75426	$13.97052	27,900
01/01/2013 to 12/31/2013	$13.97052	$18.44084	34,557
01/01/2014 to 12/31/2014	$18.44084	$18.69519	19,151
01/01/2015 to 12/31/2015	$18.69519	$18.39928	8,846
01/01/2016 to 12/31/2016	$18.39928	$20.13778	4,451
01/01/2017 to 12/31/2017	$20.13778	$24.36913	6,928
01/01/2018 to 12/31/2018	$24.36913	$21.79356	6,147
01/01/2019 to 12/31/2019	$21.79356	$27.69143	1,213
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.73231	$11.97427	205,882
01/01/2011 to 12/31/2011	$11.97427	$10.99443	170,842
01/01/2012 to 12/31/2012	$10.99443	$12.68539	158,555
01/01/2013 to 12/31/2013	$12.68539	$17.02057	65,430
01/01/2014 to 12/31/2014	$17.02057	$17.49620	46,586
01/01/2015 to 12/31/2015	$17.49620	$16.34869	13,025
01/01/2016 to 12/31/2016	$16.34869	$20.62803	8,244
01/01/2017 to 12/31/2017	$20.62803	$21.62452	6,567
01/01/2018 to 12/31/2018	$21.62452	$17.50814	5,024
01/01/2019 to 12/31/2019	$17.50814	$20.85453	3,151
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.29115	$11.20860	620,443
01/01/2011 to 12/31/2011	$11.20860	$11.16277	591,181
01/01/2012 to 12/31/2012	$11.16277	$12.37115	623,742
01/01/2013 to 12/31/2013	$12.37115	$14.11397	574,473
01/01/2014 to 12/31/2014	$14.11397	$14.59269	429,986
01/01/2015 to 12/31/2015	$14.59269	$14.25576	317,702
01/01/2016 to 12/31/2016	$14.25576	$14.97173	233,308
01/01/2017 to 12/31/2017	$14.97173	$16.87347	210,508
01/01/2018 to 12/31/2018	$16.87347	$15.59716	170,773
01/01/2019 to 12/31/2019	$15.59716	$18.40546	134,276
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.41785	$12.91253	288,916
01/01/2011 to 12/31/2011	$12.91253	$12.39578	221,048
01/01/2012 to 12/31/2012	$12.39578	$14.23224	195,144
01/01/2013 to 12/31/2013	$14.23224	$20.01674	179,710
01/01/2014 to 12/31/2014	$20.01674	$21.17760	77,982
01/01/2015 to 12/31/2015	$21.17760	$22.66184	34,686
01/01/2016 to 12/31/2016	$22.66184	$22.72778	16,424
01/01/2017 to 12/31/2017	$22.72778	$30.60425	13,712
01/01/2018 to 12/31/2018	$30.60425	$31.03649	9,474
01/01/2019 to 12/31/2019	$31.03649	$38.86300	6,667
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.84371	$9.71052	68,766
01/01/2011 to 12/31/2011	$9.71052	$9.43593	57,567
01/01/2012 to 12/31/2012	$9.43593	$10.44867	66,361
01/01/2013 to 12/31/2013	$10.44867	$13.73648	39,489
01/01/2014 to 12/31/2014	$13.73648	$13.62273	17,120
01/01/2015 to 12/31/2015	$13.62273	$12.49597	9,152
01/01/2016 to 12/31/2016	$12.49597	$12.95087	8,609
01/01/2017 to 12/31/2017	$12.95087	$14.74088	9,628
01/01/2018 to 12/31/2018	$14.74088	$12.99493	9,242
01/01/2019 to 12/31/2019	$12.99493	$15.98509	27,508

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.90138	$15.17526	29,553
01/01/2011 to 12/31/2011	$15.17526	$12.60833	38,502
01/01/2012 to 12/31/2012	$12.60833	$12.75678	32,735
01/01/2013 to 12/31/2013	$12.75678	$14.37307	22,611
01/01/2014 to 12/31/2014	$14.37307	$12.86166	13,759
01/01/2015 to 12/31/2015	$12.86166	$10.14121	6,869
01/01/2016 to 12/31/2016	$10.14121	$12.34118	14,066
01/01/2017 to 12/31/2017	$12.34118	$13.29408	6,074
01/01/2018 to 12/31/2018	$13.29408	$10.81821	3,919
01/01/2019 to 12/31/2019	$10.81821	$12.34582	1,537
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.88572	$11.24043	105,948
01/01/2011 to 12/31/2011	$11.24043	$11.42946	84,604
01/01/2012 to 12/31/2012	$11.42946	$11.74362	89,486
01/01/2013 to 12/31/2013	$11.74362	$11.03718	4,955
01/01/2014 to 12/31/2014	$11.03718	$10.83786	3,898
01/01/2015 to 12/31/2015	$10.83786	$10.09437	1,830
01/01/2016 to 12/31/2016	$10.09437	$10.28725	1,789
01/01/2017 to 12/31/2017	$10.28725	$10.25119	1,216
01/01/2018 to 12/31/2018	$10.25119	$10.20902	238
01/01/2019 to 12/31/2019	$10.20902	$10.12906	125
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.43897	$11.39339	27,296
01/01/2011 to 12/31/2011	$11.39339	$10.74204	31,753
01/01/2012 to 12/31/2012	$10.74204	$12.42041	47,715
01/01/2013 to 12/31/2013	$12.42041	$16.06015	45,268
01/01/2014 to 12/31/2014	$16.06015	$18.03039	25,824
01/01/2015 to 12/31/2015	$18.03039	$16.44307	1,957
01/01/2016 to 12/31/2016	$16.44307	$18.30497	1,588
01/01/2017 to 12/31/2017	$18.30497	$21.18852	1,775
01/01/2018 to 12/31/2018	$21.18852	$17.26889	1,407
01/01/2019 to 12/31/2019	$17.26889	$20.09156	1,449
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.52826	$9.54688	27,054
01/01/2011 to 12/31/2011	$9.54688	$9.00075	29,124
01/01/2012 to 12/31/2012	$9.00075	$9.75627	115,004
01/01/2013 to 12/31/2013	$9.75627	$11.48031	145,122
01/01/2014 to 12/31/2014	$11.48031	$11.82748	115,592
01/01/2015 to 12/31/2015	$11.82748	$11.47642	93,979
01/01/2016 to 12/31/2016	$11.47642	$11.93858	64,586
01/01/2017 to 12/31/2017	$11.93858	$13.24364	72,152
01/01/2018 to 12/31/2018	$13.24364	$12.28455	49,219
01/01/2019 to 12/31/2019	$12.28455	$14.46151	30,204
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.06033	$10.58998	134,991
01/01/2011 to 12/31/2011	$10.58998	$10.96466	101,814
01/01/2012 to 12/31/2012	$10.96466	$11.54738	106,538
01/01/2013 to 12/31/2013	$11.54738	$11.10772	106,173
01/01/2014 to 12/31/2014	$11.10772	$11.62736	145,274
01/01/2015 to 12/31/2015	$11.62736	$11.49459	96,684
01/01/2016 to 12/31/2016	$11.49459	$11.80314	54,185
01/01/2017 to 12/31/2017	$11.80314	$12.25357	61,065
01/01/2018 to 12/31/2018	$12.25357	$11.69319	50,709
01/01/2019 to 12/31/2019	$11.69319	$12.82295	43,773

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99278	$9.07788	2,023
01/01/2012 to 12/31/2012	$9.07788	$10.52388	1,016
01/01/2013 to 12/31/2013	$10.52388	$13.46605	503
01/01/2014 to 12/31/2014	$13.46605	$14.83648	791
01/01/2015 to 12/31/2015	$14.83648	$14.78722	401
01/01/2016 to 12/31/2016	$14.78722	$16.57979	268
01/01/2017 to 12/31/2017	$16.57979	$17.57956	239
01/01/2018 to 12/31/2018	$17.57956	$15.86403	3
01/01/2019 to 12/31/2019	$15.86403	$19.37828	7
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$10.82903	$11.13439	1,167
01/01/2011 to 12/31/2011	$11.13439	$11.30275	897
01/01/2012 to 12/31/2012	$11.30275	$13.34317	944
01/01/2013 to 12/31/2013	$13.34317	$18.31241	263
01/01/2014 to 12/31/2014	$18.31241	$21.39957	465
01/01/2015 to 12/31/2015	$21.39957	$21.55767	239
01/01/2016 to 12/31/2016	$21.55767	$18.63951	131
01/01/2017 to 12/31/2017	$18.63951	$21.08361	2,580
01/01/2018 to 12/31/2018	$21.08361	$20.77138	2
01/01/2019 to 12/31/2019	$20.77138	$26.87630	11
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04973	$9.71859	470
01/01/2013 to 12/31/2013	$9.71859	$13.00315	265
01/01/2014 to 12/31/2014	$13.00315	$13.71800	0
01/01/2015 to 12/31/2015	$13.71800	$13.55722	0
01/01/2016 to 12/31/2016	$13.55722	$13.33952	0
01/01/2017 to 12/31/2017	$13.33952	$15.95697	0
01/01/2018 to 12/31/2018	$15.95697	$14.70989	0
01/01/2019 to 12/31/2019	$14.70989	$19.29703	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$10.07227	$11.93129	0
01/01/2011 to 12/31/2011	$11.93129	$11.06248	0
01/01/2012 to 12/31/2012	$11.06248	$12.02033	0
01/01/2013 to 12/31/2013	$12.02033	$14.68934	0
01/01/2014 to 12/31/2014	$14.68934	$15.92939	0
01/01/2015 to 12/31/2015	$15.92939	$16.61505	0
01/01/2016 to 12/31/2016	$16.61505	$16.10294	0
01/01/2017 to 12/31/2017	$16.10294	$21.25071	0
01/01/2018 to 12/31/2018	$21.25071	$20.65413	0
01/01/2019 to 12/31/2019	$20.65413	$27.40538	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12627	$9.70145	1,445
01/01/2017 to 12/31/2017	$9.70145	$13.36771	1,898
01/01/2018 to 12/31/2018	$13.36771	$10.74028	829
01/01/2019 to 12/31/2019	$10.74028	$12.85628	1,421

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$15.82838	$17.60632	0
01/01/2011 to 12/31/2011	$17.60632	$12.55149	0
01/01/2012 to 12/31/2012	$12.55149	$14.15270	0
01/01/2013 to 12/31/2013	$14.15270	$15.88942	0
01/01/2014 to 12/31/2014	$15.88942	$15.27265	0
01/01/2015 to 12/31/2015	$15.27265	$13.51464	0
01/01/2016 to 12/31/2016	$13.51464	$13.28244	0
01/01/2017 to 12/31/2017	$13.28244	$17.23598	0
01/01/2018 to 12/31/2018	$17.23598	$13.69913	0
01/01/2019 to 12/31/2019	$13.69913	$16.89614	0
ProFund VP Banks
01/01/2010 to 12/31/2010	$3.93831	$4.16634	0
01/01/2011 to 12/31/2011	$4.16634	$2.98010	0
01/01/2012 to 12/31/2012	$2.98010	$3.88193	0
01/01/2013 to 12/31/2013	$3.88193	$5.05902	0
01/01/2014 to 12/31/2014	$5.05902	$5.45278	0
01/01/2015 to 12/31/2015	$5.45278	$5.30160	0
01/01/2016 to 12/31/2016	$5.30160	$6.37996	0
01/01/2017 to 12/31/2017	$6.37996	$7.34692	0
01/01/2018 to 12/31/2018	$7.34692	$5.88947	0
01/01/2019 to 12/31/2019	$5.88947	$7.84615	0
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$10.31308	$13.06156	0
01/01/2011 to 12/31/2011	$13.06156	$10.69486	0
01/01/2012 to 12/31/2012	$10.69486	$11.32913	0
01/01/2013 to 12/31/2013	$11.32913	$13.10204	0
01/01/2014 to 12/31/2014	$13.10204	$13.00983	0
01/01/2015 to 12/31/2015	$13.00983	$10.93519	0
01/01/2016 to 12/31/2016	$10.93519	$12.65351	0
01/01/2017 to 12/31/2017	$12.65351	$15.19383	0
01/01/2018 to 12/31/2018	$15.19383	$12.21504	0
01/01/2019 to 12/31/2019	$12.21504	$14.04137	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$8.19102	$6.57480	0
01/01/2011 to 12/31/2011	$6.57480	$5.85024	0
01/01/2012 to 12/31/2012	$5.85024	$4.76429	0
01/01/2013 to 12/31/2013	$4.76429	$3.41703	0
01/01/2014 to 12/31/2014	$3.41703	$2.86123	0
01/01/2015 to 12/31/2015	$2.86123	$2.65646	0
01/01/2016 to 12/31/2016	$2.65646	$2.25561	0
01/01/2017 to 12/31/2017	$2.25561	$1.80691	0
01/01/2018 to 12/31/2018	$1.80691	$1.83582	0
01/01/2019 to 12/31/2019	$1.83582	$1.38131	0
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$12.34291	$12.66776	0
01/01/2011 to 12/31/2011	$12.66776	$13.18214	0
01/01/2012 to 12/31/2012	$13.18214	$18.11161	0
01/01/2013 to 12/31/2013	$18.11161	$29.78716	0
01/01/2014 to 12/31/2014	$29.78716	$37.73446	0
01/01/2015 to 12/31/2015	$37.73446	$38.06375	0
01/01/2016 to 12/31/2016	$38.06375	$31.41790	0
01/01/2017 to 12/31/2017	$31.41790	$37.59813	0
01/01/2018 to 12/31/2018	$37.59813	$34.23214	0
01/01/2019 to 12/31/2019	$34.23214	$38.92864	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Bull
01/01/2010 to 12/31/2010	$8.43817	$9.27639	0
01/01/2011 to 12/31/2011	$9.27639	$9.05899	0
01/01/2012 to 12/31/2012	$9.05899	$10.07423	0
01/01/2013 to 12/31/2013	$10.07423	$12.76487	0
01/01/2014 to 12/31/2014	$12.76487	$13.89451	0
01/01/2015 to 12/31/2015	$13.89451	$13.50580	0
01/01/2016 to 12/31/2016	$13.50580	$14.46346	0
01/01/2017 to 12/31/2017	$14.46346	$16.85655	0
01/01/2018 to 12/31/2018	$16.85655	$15.44638	0
01/01/2019 to 12/31/2019	$15.44638	$19.43982	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.60356	$11.00612	0
01/01/2011 to 12/31/2011	$11.00612	$11.49452	0
01/01/2012 to 12/31/2012	$11.49452	$12.44264	0
01/01/2013 to 12/31/2013	$12.44264	$15.60745	0
01/01/2014 to 12/31/2014	$15.60745	$16.79951	0
01/01/2015 to 12/31/2015	$16.79951	$17.08771	0
01/01/2016 to 12/31/2016	$17.08771	$17.27855	0
01/01/2017 to 12/31/2017	$17.27855	$19.41397	0
01/01/2018 to 12/31/2018	$19.41397	$16.14919	0
01/01/2019 to 12/31/2019	$16.14919	$19.95845	0
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.14670	$9.65696	0
01/01/2011 to 12/31/2011	$9.65696	$9.94908	0
01/01/2012 to 12/31/2012	$9.94908	$11.86174	0
01/01/2013 to 12/31/2013	$11.86174	$16.20118	0
01/01/2014 to 12/31/2014	$16.20118	$17.79180	0
01/01/2015 to 12/31/2015	$17.79180	$18.18843	0
01/01/2016 to 12/31/2016	$18.18843	$18.50572	0
01/01/2017 to 12/31/2017	$18.50572	$21.39159	0
01/01/2018 to 12/31/2018	$21.39159	$21.01462	0
01/01/2019 to 12/31/2019	$21.01462	$25.57697	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$9.49443	$9.51554	0
01/01/2011 to 12/31/2011	$9.51554	$8.46652	0
01/01/2012 to 12/31/2012	$8.46652	$9.63926	0
01/01/2013 to 12/31/2013	$9.63926	$11.44937	0
01/01/2014 to 12/31/2014	$11.44937	$10.21344	0
01/01/2015 to 12/31/2015	$10.21344	$8.88837	0
01/01/2016 to 12/31/2016	$8.88837	$9.35788	0
01/01/2017 to 12/31/2017	$9.35788	$10.94000	0
01/01/2018 to 12/31/2018	$10.94000	$9.17216	0
01/01/2019 to 12/31/2019	$9.17216	$10.54980	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.19456	$5.62703	0
01/01/2011 to 12/31/2011	$5.62703	$4.73491	0
01/01/2012 to 12/31/2012	$4.73491	$5.76688	0
01/01/2013 to 12/31/2013	$5.76688	$7.43787	0
01/01/2014 to 12/31/2014	$7.43787	$8.20130	0
01/01/2015 to 12/31/2015	$8.20130	$7.88883	0
01/01/2016 to 12/31/2016	$7.88883	$8.88423	0
01/01/2017 to 12/31/2017	$8.88423	$10.25425	0
01/01/2018 to 12/31/2018	$10.25425	$8.96770	0
01/01/2019 to 12/31/2019	$8.96770	$11.40777	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.70754	$9.74906	0
01/01/2011 to 12/31/2011	$9.74906	$10.48312	0
01/01/2012 to 12/31/2012	$10.48312	$12.01797	0
01/01/2013 to 12/31/2013	$12.01797	$16.40148	0
01/01/2014 to 12/31/2014	$16.40148	$19.81194	0
01/01/2015 to 12/31/2015	$19.81194	$20.31817	0
01/01/2016 to 12/31/2016	$20.31817	$19.03770	0
01/01/2017 to 12/31/2017	$19.03770	$22.48056	0
01/01/2018 to 12/31/2018	$22.48056	$22.92292	0
01/01/2019 to 12/31/2019	$22.92292	$26.72030	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$8.47397	$10.24020	0
01/01/2011 to 12/31/2011	$10.24020	$9.82146	0
01/01/2012 to 12/31/2012	$9.82146	$11.10535	0
01/01/2013 to 12/31/2013	$11.10535	$14.98589	0
01/01/2014 to 12/31/2014	$14.98589	$15.44985	0
01/01/2015 to 12/31/2015	$15.44985	$14.57076	0
01/01/2016 to 12/31/2016	$14.57076	$16.72606	0
01/01/2017 to 12/31/2017	$16.72606	$19.99278	0
01/01/2018 to 12/31/2018	$19.99278	$17.02835	0
01/01/2019 to 12/31/2019	$17.02835	$21.69886	0
ProFund VP Internet
01/01/2010 to 12/31/2010	$12.69463	$16.76961	0
01/01/2011 to 12/31/2011	$16.76961	$15.24466	0
01/01/2012 to 12/31/2012	$15.24466	$17.82771	0
01/01/2013 to 12/31/2013	$17.82771	$26.41134	0
01/01/2014 to 12/31/2014	$26.41134	$26.07983	0
01/01/2015 to 12/31/2015	$26.07983	$30.65035	0
01/01/2016 to 12/31/2016	$30.65035	$31.58709	0
01/01/2017 to 12/31/2017	$31.58709	$41.96802	0
01/01/2018 to 12/31/2018	$41.96802	$42.99793	0
01/01/2019 to 12/31/2019	$42.99793	$49.55538	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$7.96170	$7.26669	0
01/01/2011 to 12/31/2011	$7.26669	$5.78051	0
01/01/2012 to 12/31/2012	$5.78051	$6.93973	0
01/01/2013 to 12/31/2013	$6.93973	$10.04567	0
01/01/2014 to 12/31/2014	$10.04567	$10.12605	0
01/01/2015 to 12/31/2015	$10.12605	$10.46256	0
01/01/2016 to 12/31/2016	$10.46256	$10.25955	0
01/01/2017 to 12/31/2017	$10.25955	$11.86786	0
01/01/2018 to 12/31/2018	$11.86786	$10.23913	0
01/01/2019 to 12/31/2019	$10.23913	$11.99807	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.90629	$9.84382	0
01/01/2011 to 12/31/2011	$9.84382	$9.91383	0
01/01/2012 to 12/31/2012	$9.91383	$10.91163	0
01/01/2013 to 12/31/2013	$10.91163	$13.92286	0
01/01/2014 to 12/31/2014	$13.92286	$15.35328	0
01/01/2015 to 12/31/2015	$15.35328	$15.55574	0
01/01/2016 to 12/31/2016	$15.55574	$15.95301	0
01/01/2017 to 12/31/2017	$15.95301	$19.51953	0
01/01/2018 to 12/31/2018	$19.51953	$18.70382	0
01/01/2019 to 12/31/2019	$18.70382	$23.54095	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.87999	$8.68707	0
01/01/2011 to 12/31/2011	$8.68707	$8.37478	0
01/01/2012 to 12/31/2012	$8.37478	$9.43869	0
01/01/2013 to 12/31/2013	$9.43869	$11.97217	0
01/01/2014 to 12/31/2014	$11.97217	$12.91545	0
01/01/2015 to 12/31/2015	$12.91545	$12.01468	0
01/01/2016 to 12/31/2016	$12.01468	$13.54364	0
01/01/2017 to 12/31/2017	$13.54364	$15.00318	0
01/01/2018 to 12/31/2018	$15.00318	$13.09188	0
01/01/2019 to 12/31/2019	$13.09188	$16.59069	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$9.66833	$12.12437	0
01/01/2011 to 12/31/2011	$12.12437	$11.49727	0
01/01/2012 to 12/31/2012	$11.49727	$12.95349	0
01/01/2013 to 12/31/2013	$12.95349	$16.51047	0
01/01/2014 to 12/31/2014	$16.51047	$17.07228	0
01/01/2015 to 12/31/2015	$17.07228	$16.71837	0
01/01/2016 to 12/31/2016	$16.71837	$18.42883	0
01/01/2017 to 12/31/2017	$18.42883	$21.29168	0
01/01/2018 to 12/31/2018	$21.29168	$18.29828	0
01/01/2019 to 12/31/2019	$18.29828	$22.19999	0
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$9.15857	$10.77253	0
01/01/2011 to 12/31/2011	$10.77253	$10.10703	0
01/01/2012 to 12/31/2012	$10.10703	$11.50393	0
01/01/2013 to 12/31/2013	$11.50393	$14.84641	0
01/01/2014 to 12/31/2014	$14.84641	$15.97413	0
01/01/2015 to 12/31/2015	$15.97413	$14.31580	0
01/01/2016 to 12/31/2016	$14.31580	$17.38325	0
01/01/2017 to 12/31/2017	$17.38325	$18.77673	0
01/01/2018 to 12/31/2018	$18.77673	$15.89643	0
01/01/2019 to 12/31/2019	$15.89643	$19.26124	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.46038	$12.07837	0
01/01/2011 to 12/31/2011	$12.07837	$11.96681	0
01/01/2012 to 12/31/2012	$11.96681	$13.58178	0
01/01/2013 to 12/31/2013	$13.58178	$17.80854	0
01/01/2014 to 12/31/2014	$17.80854	$20.34752	0
01/01/2015 to 12/31/2015	$20.34752	$21.35054	0
01/01/2016 to 12/31/2016	$21.35054	$21.94604	0
01/01/2017 to 12/31/2017	$21.94604	$27.94128	0
01/01/2018 to 12/31/2018	$27.94128	$26.77089	0
01/01/2019 to 12/31/2019	$26.77089	$35.73657	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.61811	$13.36036	0
01/01/2011 to 12/31/2011	$13.36036	$13.34016	0
01/01/2012 to 12/31/2012	$13.34016	$13.40337	0
01/01/2013 to 12/31/2013	$13.40337	$16.23893	0
01/01/2014 to 12/31/2014	$16.23893	$14.13383	0
01/01/2015 to 12/31/2015	$14.13383	$10.57555	0
01/01/2016 to 12/31/2016	$10.57555	$12.82541	0
01/01/2017 to 12/31/2017	$12.82541	$12.12730	0
01/01/2018 to 12/31/2018	$12.12730	$9.44604	0
01/01/2019 to 12/31/2019	$9.44604	$10.00969	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$9.31699	$9.14141	0
01/01/2011 to 12/31/2011	$9.14141	$10.36715	0
01/01/2012 to 12/31/2012	$10.36715	$11.32300	0
01/01/2013 to 12/31/2013	$11.32300	$14.55410	0
01/01/2014 to 12/31/2014	$14.55410	$16.96362	0
01/01/2015 to 12/31/2015	$16.96362	$17.30087	0
01/01/2016 to 12/31/2016	$17.30087	$16.26448	0
01/01/2017 to 12/31/2017	$16.26448	$17.52848	0
01/01/2018 to 12/31/2018	$17.52848	$16.05328	0
01/01/2019 to 12/31/2019	$16.05328	$17.87695	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.50768	$17.53409	0
01/01/2011 to 12/31/2011	$17.53409	$13.83257	0
01/01/2012 to 12/31/2012	$13.83257	$11.54187	0
01/01/2013 to 12/31/2013	$11.54187	$6.99372	0
01/01/2014 to 12/31/2014	$6.99372	$5.19930	0
01/01/2015 to 12/31/2015	$5.19930	$3.40904	0
01/01/2016 to 12/31/2016	$3.40904	$5.18740	0
01/01/2017 to 12/31/2017	$5.18740	$5.33321	0
01/01/2018 to 12/31/2018	$5.33321	$4.50578	0
01/01/2019 to 12/31/2019	$4.50578	$6.42308	0
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$8.17205	$9.95064	0
01/01/2011 to 12/31/2011	$9.95064	$10.17879	0
01/01/2012 to 12/31/2012	$10.17879	$11.64597	0
01/01/2013 to 12/31/2013	$11.64597	$11.38268	0
01/01/2014 to 12/31/2014	$11.38268	$13.89609	0
01/01/2015 to 12/31/2015	$13.89609	$13.61350	0
01/01/2016 to 12/31/2016	$13.61350	$14.05557	0
01/01/2017 to 12/31/2017	$14.05557	$14.83112	0
01/01/2018 to 12/31/2018	$14.83112	$13.65566	0
01/01/2019 to 12/31/2019	$13.65566	$16.90309	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$7.10886	$5.82917	0
01/01/2011 to 12/31/2011	$5.82917	$3.55767	0
01/01/2012 to 12/31/2012	$3.55767	$3.23282	0
01/01/2013 to 12/31/2013	$3.23282	$3.67703	0
01/01/2014 to 12/31/2014	$3.67703	$2.50406	0
01/01/2015 to 12/31/2015	$2.50406	$2.40632	0
01/01/2016 to 12/31/2016	$2.40632	$2.22859	0
01/01/2017 to 12/31/2017	$2.22859	$1.91726	0
01/01/2018 to 12/31/2018	$1.91726	$1.94982	0
01/01/2019 to 12/31/2019	$1.94982	$1.57241	0
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$7.97262	$8.75120	0
01/01/2011 to 12/31/2011	$8.75120	$8.21265	0
01/01/2012 to 12/31/2012	$8.21265	$7.68477	0
01/01/2013 to 12/31/2013	$7.68477	$10.01648	0
01/01/2014 to 12/31/2014	$10.01648	$13.15863	0
01/01/2015 to 12/31/2015	$13.15863	$12.47991	0
01/01/2016 to 12/31/2016	$12.47991	$15.56446	0
01/01/2017 to 12/31/2017	$15.56446	$20.60423	0
01/01/2018 to 12/31/2018	$20.60423	$18.05877	0
01/01/2019 to 12/31/2019	$18.05877	$26.41214	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.51474	$4.71739	0
01/01/2011 to 12/31/2011	$4.71739	$4.22781	0
01/01/2012 to 12/31/2012	$4.22781	$3.34580	0
01/01/2013 to 12/31/2013	$3.34580	$2.36222	0
01/01/2014 to 12/31/2014	$2.36222	$2.01980	0
01/01/2015 to 12/31/2015	$2.01980	$1.93877	0
01/01/2016 to 12/31/2016	$1.93877	$1.51109	0
01/01/2017 to 12/31/2017	$1.51109	$1.25640	0
01/01/2018 to 12/31/2018	$1.25640	$1.36141	0
01/01/2019 to 12/31/2019	$1.36141	$1.04804	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$6.40935	$4.93267	0
01/01/2011 to 12/31/2011	$4.93267	$4.31235	0
01/01/2012 to 12/31/2012	$4.31235	$3.41925	0
01/01/2013 to 12/31/2013	$3.41925	$2.35710	0
01/01/2014 to 12/31/2014	$2.35710	$1.85550	0
01/01/2015 to 12/31/2015	$1.85550	$1.57562	0
01/01/2016 to 12/31/2016	$1.57562	$1.38395	0
01/01/2017 to 12/31/2017	$1.38395	$1.01036	0
01/01/2018 to 12/31/2018	$1.01036	$0.95791	0
01/01/2019 to 12/31/2019	$0.95791	$0.67293	0
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.48402	$4.49883	0
01/01/2011 to 12/31/2011	$4.49883	$3.99401	0
01/01/2012 to 12/31/2012	$3.99401	$3.16036	0
01/01/2013 to 12/31/2013	$3.16036	$2.12156	0
01/01/2014 to 12/31/2014	$2.12156	$1.88044	0
01/01/2015 to 12/31/2015	$1.88044	$1.82111	0
01/01/2016 to 12/31/2016	$1.82111	$1.39437	0
01/01/2017 to 12/31/2017	$1.39437	$1.16828	0
01/01/2018 to 12/31/2018	$1.16828	$1.25930	0
01/01/2019 to 12/31/2019	$1.25930	$0.97414	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$9.01381	$11.06647	0
01/01/2011 to 12/31/2011	$11.06647	$10.94524	0
01/01/2012 to 12/31/2012	$10.94524	$12.02162	0
01/01/2013 to 12/31/2013	$12.02162	$16.48512	0
01/01/2014 to 12/31/2014	$16.48512	$16.44742	0
01/01/2015 to 12/31/2015	$16.44742	$16.24928	0
01/01/2016 to 12/31/2016	$16.24928	$19.07935	0
01/01/2017 to 12/31/2017	$19.07935	$21.04865	0
01/01/2018 to 12/31/2018	$21.04865	$19.36986	0
01/01/2019 to 12/31/2019	$19.36986	$22.53061	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.55661	$10.20255	0
01/01/2011 to 12/31/2011	$10.20255	$9.55442	0
01/01/2012 to 12/31/2012	$9.55442	$10.83676	0
01/01/2013 to 12/31/2013	$10.83676	$14.56906	0
01/01/2014 to 12/31/2014	$14.56906	$15.05383	0
01/01/2015 to 12/31/2015	$15.05383	$13.48305	0
01/01/2016 to 12/31/2016	$13.48305	$16.95612	0
01/01/2017 to 12/31/2017	$16.95612	$18.16682	0
01/01/2018 to 12/31/2018	$18.16682	$15.21586	0
01/01/2019 to 12/31/2019	$15.21586	$18.21099	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Technology
01/01/2010 to 12/31/2010	$10.69879	$11.56880	0
01/01/2011 to 12/31/2011	$11.56880	$11.14312	0
01/01/2012 to 12/31/2012	$11.14312	$12.00226	0
01/01/2013 to 12/31/2013	$12.00226	$14.67291	0
01/01/2014 to 12/31/2014	$14.67291	$16.92382	0
01/01/2015 to 12/31/2015	$16.92382	$16.92309	0
01/01/2016 to 12/31/2016	$16.92309	$18.56638	0
01/01/2017 to 12/31/2017	$18.56638	$24.51106	0
01/01/2018 to 12/31/2018	$24.51106	$23.38248	0
01/01/2019 to 12/31/2019	$23.38248	$33.15025	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$9.11616	$10.29849	0
01/01/2011 to 12/31/2011	$10.29849	$10.24486	0
01/01/2012 to 12/31/2012	$10.24486	$11.65602	0
01/01/2013 to 12/31/2013	$11.65602	$12.75594	0
01/01/2014 to 12/31/2014	$12.75594	$12.52660	0
01/01/2015 to 12/31/2015	$12.52660	$12.41846	0
01/01/2016 to 12/31/2016	$12.41846	$14.75396	0
01/01/2017 to 12/31/2017	$14.75396	$14.10220	0
01/01/2018 to 12/31/2018	$14.10220	$11.68916	0
01/01/2019 to 12/31/2019	$11.68916	$13.10032	0
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.22165	$10.98997	0
01/01/2011 to 12/31/2011	$10.98997	$15.40303	0
01/01/2012 to 12/31/2012	$15.40303	$15.18669	0
01/01/2013 to 12/31/2013	$15.18669	$11.99527	0
01/01/2014 to 12/31/2014	$11.99527	$15.97627	0
01/01/2015 to 12/31/2015	$15.97627	$14.72066	0
01/01/2016 to 12/31/2016	$14.72066	$14.33144	0
01/01/2017 to 12/31/2017	$14.33144	$15.32342	0
01/01/2018 to 12/31/2018	$15.32342	$14.14998	0
01/01/2019 to 12/31/2019	$14.14998	$16.33520	0
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$5.48071	$6.53839	0
01/01/2011 to 12/31/2011	$6.53839	$6.07661	0
01/01/2012 to 12/31/2012	$6.07661	$7.64928	0
01/01/2013 to 12/31/2013	$7.64928	$12.55278	0
01/01/2014 to 12/31/2014	$12.55278	$15.10641	0
01/01/2015 to 12/31/2015	$15.10641	$14.32596	0
01/01/2016 to 12/31/2016	$14.32596	$16.59247	0
01/01/2017 to 12/31/2017	$16.59247	$22.85057	0
01/01/2018 to 12/31/2018	$22.85057	$18.85075	0
01/01/2019 to 12/31/2019	$18.85075	$29.48370	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$6.57596	$9.61170	0
01/01/2011 to 12/31/2011	$9.61170	$8.10500	0
01/01/2012 to 12/31/2012	$8.10500	$10.48546	0
01/01/2013 to 12/31/2013	$10.48546	$17.46946	0
01/01/2014 to 12/31/2014	$17.46946	$19.67623	0
01/01/2015 to 12/31/2015	$19.67623	$17.45582	0
01/01/2016 to 12/31/2016	$17.45582	$23.50960	0
01/01/2017 to 12/31/2017	$23.50960	$29.58449	0
01/01/2018 to 12/31/2018	$29.58449	$21.15212	0
01/01/2019 to 12/31/2019	$21.15212	$30.52611	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$8.12908	$10.73424	0
01/01/2011 to 12/31/2011	$10.73424	$10.35731	0
01/01/2012 to 12/31/2012	$10.35731	$13.52721	0
01/01/2013 to 12/31/2013	$13.52721	$23.65115	0
01/01/2014 to 12/31/2014	$23.65115	$31.37295	0
01/01/2015 to 12/31/2015	$31.37295	$34.80325	0
01/01/2016 to 12/31/2016	$34.80325	$36.91837	0
01/01/2017 to 12/31/2017	$36.91837	$60.69082	0
01/01/2018 to 12/31/2018	$60.69082	$53.54834	0
01/01/2019 to 12/31/2019	$53.54834	$93.94838	0
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$5.05159	$7.32267	0
01/01/2011 to 12/31/2011	$7.32267	$5.80400	0
01/01/2012 to 12/31/2012	$5.80400	$7.34009	0
01/01/2013 to 12/31/2013	$7.34009	$13.37935	0
01/01/2014 to 12/31/2014	$13.37935	$13.76769	0
01/01/2015 to 12/31/2015	$13.76769	$11.69964	0
01/01/2016 to 12/31/2016	$11.69964	$15.94916	0
01/01/2017 to 12/31/2017	$15.94916	$19.50040	0
01/01/2018 to 12/31/2018	$19.50040	$13.90749	0
01/01/2019 to 12/31/2019	$13.90749	$20.00848	0
ProFund VP Utilities
01/01/2010 to 12/31/2010	$10.26729	$10.62272	0
01/01/2011 to 12/31/2011	$10.62272	$12.19001	0
01/01/2012 to 12/31/2012	$12.19001	$11.91962	0
01/01/2013 to 12/31/2013	$11.91962	$13.18917	0
01/01/2014 to 12/31/2014	$13.18917	$16.21310	0
01/01/2015 to 12/31/2015	$16.21310	$14.81835	0
01/01/2016 to 12/31/2016	$14.81835	$16.65288	0
01/01/2017 to 12/31/2017	$16.65288	$17.99304	0
01/01/2018 to 12/31/2018	$17.99304	$18.07450	0
01/01/2019 to 12/31/2019	$18.07450	$21.68718	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$10.07787	$11.21981	0
01/01/2011 to 12/31/2011	$11.21981	$9.32233	0
01/01/2012 to 12/31/2012	$9.32233	$11.14169	0
01/01/2013 to 12/31/2013	$11.14169	$12.93287	0
01/01/2014 to 12/31/2014	$12.93287	$11.90711	0
01/01/2015 to 12/31/2015	$11.90711	$12.01870	0
01/01/2016 to 12/31/2016	$12.01870	$11.31651	0
01/01/2017 to 12/31/2017	$11.31651	$15.00932	0
01/01/2018 to 12/31/2018	$15.00932	$12.77697	0
01/01/2019 to 12/31/2019	$12.77697	$16.51714	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$9.05336	$10.91120	439
01/01/2011 to 12/31/2011	$10.91120	$9.29225	0
01/01/2012 to 12/31/2012	$9.29225	$10.31484	0
01/01/2013 to 12/31/2013	$10.31484	$12.08080	0
01/01/2014 to 12/31/2014	$12.08080	$11.17154	0
01/01/2015 to 12/31/2015	$11.17154	$11.15942	0
01/01/2016 to 12/31/2016	$11.15942	$11.25253	0
01/01/2017 to 12/31/2017	$11.25253	$13.72055	0
01/01/2018 to 12/31/2018	$13.72055	$11.13764	0
01/01/2019 to 12/31/2019	$11.13764	$12.56199	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.10830	$13.96328	2,254
01/01/2011 to 12/31/2011	$13.96328	$12.90518	1,404
01/01/2012 to 12/31/2012	$12.90518	$15.21696	1,044
01/01/2013 to 12/31/2013	$15.21696	$20.83556	331
01/01/2014 to 12/31/2014	$20.83556	$21.17758	378
01/01/2015 to 12/31/2015	$21.17758	$21.01519	224
01/01/2016 to 12/31/2016	$21.01519	$20.68005	112
01/01/2017 to 12/31/2017	$20.68005	$27.25456	309
01/01/2018 to 12/31/2018	$27.25456	$26.74847	106
01/01/2019 to 12/31/2019	$26.74847	$35.88765	250
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59307	$12.20807	0
01/01/2011 to 12/31/2011	$12.20807	$11.40398	0
01/01/2012 to 12/31/2012	$11.40398	$12.03869	0
01/01/2013 to 12/31/2013	$12.03869	$17.69945	0
01/01/2014 to 12/31/2014	$17.69945	$16.99402	0
01/01/2015 to 12/31/2015	$16.99402	$16.15720	0
01/01/2016 to 12/31/2016	$16.15720	$17.05722	0
01/01/2017 to 12/31/2017	$17.05722	$21.01163	0
01/01/2018 to 12/31/2018	$21.01163	$20.81749	0
01/01/2019 to 12/31/2019	$20.81749	$25.47357	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HDV, and EBP (2.60%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ACCESS VP High Yield Fund
01/01/2010 to 12/31/2010	$12.13534	$13.75549	0
01/01/2011 to 12/31/2011	$13.75549	$13.76646	0
01/01/2012 to 12/31/2012	$13.76646	$15.30155	0
01/01/2013 to 12/31/2013	$15.30155	$16.39700	0
01/01/2014 to 12/31/2014	$16.39700	$16.34429	0
01/01/2015 to 12/31/2015	$16.34429	$15.94391	0
01/01/2016 to 12/31/2016	$15.94391	$16.92834	0
01/01/2017 to 12/31/2017	$16.92834	$17.27995	0
01/01/2018 to 12/31/2018	$17.27995	$16.72535	0
01/01/2019 to 12/31/2019	$16.72535	$18.31572	0
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.32079	$10.16475	52,394
01/01/2011 to 12/31/2011	$10.16475	$9.63767	46,603
01/01/2012 to 12/31/2012	$9.63767	$10.56621	45,787
01/01/2013 to 12/31/2013	$10.56621	$11.31797	32,719
01/01/2014 to 12/31/2014	$11.31797	$11.44466	31,309
01/01/2015 to 12/31/2015	$11.44466	$10.78821	23,441
01/01/2016 to 12/31/2016	$10.78821	$11.17421	21,243
01/01/2017 to 12/31/2017	$11.17421	$12.25445	19,071
01/01/2018 to 12/31/2018	$12.25445	$10.96317	15,784
01/01/2019 to 12/31/2019	$10.96317	$12.39246	10,528
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.48105	$10.50047	45,698
01/01/2011 to 12/31/2011	$10.50047	$10.23937	41,101
01/01/2012 to 12/31/2012	$10.23937	$11.33387	19,746
01/01/2013 to 12/31/2013	$11.33387	$12.86695	8,857
01/01/2014 to 12/31/2014	$12.86695	$13.29796	13,310
01/01/2015 to 12/31/2015	$13.29796	$13.05624	9,479
01/01/2016 to 12/31/2016	$13.05624	$13.62131	5,050
01/01/2017 to 12/31/2017	$13.62131	$15.51401	4,916
01/01/2018 to 12/31/2018	$15.51401	$14.21903	2,529
01/01/2019 to 12/31/2019	$14.21903	$16.87689	4,686
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.50291	$9.26904	51,483
01/01/2011 to 12/31/2011	$9.26904	$8.86445	41,606
01/01/2012 to 12/31/2012	$8.86445	$9.52131	38,888
01/01/2013 to 12/31/2013	$9.52131	$10.42743	27,076
01/01/2014 to 12/31/2014	$10.42743	$10.67833	26,276
01/01/2015 to 12/31/2015	$10.67833	$10.38342	28,141
01/01/2016 to 12/31/2016	$10.38342	$10.60108	22,923
01/01/2017 to 12/31/2017	$10.60108	$12.00245	21,774
01/01/2018 to 12/31/2018	$12.00245	$10.76482	20,571
01/01/2019 to 12/31/2019	$10.76482	$12.37723	14,253

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.55901	$10.45715	111,834
01/01/2011 to 12/31/2011	$10.45715	$10.06190	100,473
01/01/2012 to 12/31/2012	$10.06190	$11.02249	100,679
01/01/2013 to 12/31/2013	$11.02249	$12.63063	94,962
01/01/2014 to 12/31/2014	$12.63063	$13.10456	91,039
01/01/2015 to 12/31/2015	$13.10456	$12.82457	77,535
01/01/2016 to 12/31/2016	$12.82457	$13.27871	69,862
01/01/2017 to 12/31/2017	$13.27871	$14.86240	67,590
01/01/2018 to 12/31/2018	$14.86240	$13.75968	60,802
01/01/2019 to 12/31/2019	$13.75968	$16.00425	57,487
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99784	$9.10739	8,701
01/01/2012 to 12/31/2012	$9.10739	$9.92535	14,730
01/01/2013 to 12/31/2013	$9.92535	$10.71656	12,495
01/01/2014 to 12/31/2014	$10.71656	$10.94887	9,283
01/01/2015 to 12/31/2015	$10.94887	$10.34420	10,018
01/01/2016 to 12/31/2016	$10.34420	$10.77730	7,393
01/01/2017 to 12/31/2017	$10.77730	$11.82181	7,423
01/01/2018 to 12/31/2018	$11.82181	$10.90500	7,356
01/01/2019 to 12/31/2019	$10.90500	$12.49304	7,355
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.09615	$11.22900	1,664
01/01/2011 to 12/31/2011	$11.22900	$11.18355	1,658
01/01/2012 to 12/31/2012	$11.18355	$11.40370	1,577
01/01/2013 to 12/31/2013	$11.40370	$10.86572	630
01/01/2014 to 12/31/2014	$10.86572	$10.57292	657
01/01/2015 to 12/31/2015	$10.57292	$10.34776	241
01/01/2016 to 12/31/2016	$10.34776	$10.24450	233
01/01/2017 to 12/31/2017	$10.24450	$10.14886	270
01/01/2018 to 12/31/2018	$10.14886	$9.95724	80
01/01/2019 to 12/31/2019	$9.95724	$10.14663	475
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.59548	$12.16575	25,667
01/01/2011 to 12/31/2011	$12.16575	$12.22671	23,137
01/01/2012 to 12/31/2012	$12.22671	$13.01836	24,638
01/01/2013 to 12/31/2013	$13.01836	$12.44693	16,372
01/01/2014 to 12/31/2014	$12.44693	$12.63628	23,622
01/01/2015 to 12/31/2015	$12.63628	$12.04831	16,295
01/01/2016 to 12/31/2016	$12.04831	$12.23193	3,603
01/01/2017 to 12/31/2017	$12.23193	$12.43447	1,622
01/01/2018 to 12/31/2018	$12.43447	$12.02949	406
01/01/2019 to 12/31/2019	$12.02949	$12.79777	543
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.27991	$12.23489	13,077
01/01/2011 to 12/31/2011	$12.23489	$13.82101	8,076
01/01/2012 to 12/31/2012	$13.82101	$14.24978	51,974
01/01/2013 to 12/31/2013	$14.24978	$13.20865	48,694
01/01/2014 to 12/31/2014	$13.20865	$13.41382	40,872
01/01/2015 to 12/31/2015	$13.41382	$13.20506	50,048
01/01/2016 to 12/31/2016	$13.20506	$13.04855	45,641
01/01/2017 to 12/31/2017	$13.04855	$12.80680	81,377
01/01/2018 to 12/31/2018	$12.80680	$12.54254	132,584
01/01/2019 to 12/31/2019	$12.54254	$12.38715	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.71725	$9.49620	126,793
01/01/2011 to 12/31/2011	$9.49620	$10.97729	29,729
01/01/2012 to 12/31/2012	$10.97729	$11.36708	3,135
01/01/2013 to 12/31/2013	$11.36708	$10.35016	66,633
01/01/2014 to 12/31/2014	$10.35016	$10.70203	48,228
01/01/2015 to 12/31/2015	$10.70203	$10.58294	42,720
01/01/2016 to 12/31/2016	$10.58294	$10.51000	41,596
01/01/2017 to 12/31/2017	$10.51000	$10.32807	18,808
01/01/2018 to 12/31/2018	$10.32807	$10.08743	20,087
01/01/2019 to 12/31/2019	$10.08743	$10.16893	118,798
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99711	$10.91867	34,608
01/01/2011 to 12/31/2011	$10.91867	$12.79442	82,674
01/01/2012 to 12/31/2012	$12.79442	$13.30787	32,292
01/01/2013 to 12/31/2013	$13.30787	$12.05445	10,826
01/01/2014 to 12/31/2014	$12.05445	$12.64288	21,053
01/01/2015 to 12/31/2015	$12.64288	$12.53383	23,056
01/01/2016 to 12/31/2016	$12.53383	$12.45701	22,486
01/01/2017 to 12/31/2017	$12.45701	$12.32568	19,446
01/01/2018 to 12/31/2018	$12.32568	$12.01163	21,965
01/01/2019 to 12/31/2019	$12.01163	$12.29219	8,454
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99784	$11.92297	75,766
01/01/2012 to 12/31/2012	$11.92297	$12.29148	117,699
01/01/2013 to 12/31/2013	$12.29148	$10.80505	9,066
01/01/2014 to 12/31/2014	$10.80505	$11.61541	1,620
01/01/2015 to 12/31/2015	$11.61541	$11.55048	2,066
01/01/2016 to 12/31/2016	$11.55048	$11.45643	2,112
01/01/2017 to 12/31/2017	$11.45643	$11.33437	2,159
01/01/2018 to 12/31/2018	$11.33437	$11.02175	2,784
01/01/2019 to 12/31/2019	$11.02175	$11.36772	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99712	$10.31411	38,730
01/01/2013 to 12/31/2013	$10.31411	$9.02128	235,679
01/01/2014 to 12/31/2014	$9.02128	$9.89543	140,302
01/01/2015 to 12/31/2015	$9.89543	$9.89913	36,239
01/01/2016 to 12/31/2016	$9.89913	$9.82654	33,127
01/01/2017 to 12/31/2017	$9.82654	$9.73399	33,116
01/01/2018 to 12/31/2018	$9.73399	$9.45462	31,187
01/01/2019 to 12/31/2019	$9.45462	$9.80824	11,272
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99856	$8.67833	83,093
01/01/2014 to 12/31/2014	$8.67833	$9.68612	68,927
01/01/2015 to 12/31/2015	$9.68612	$9.70225	10,325
01/01/2016 to 12/31/2016	$9.70225	$9.63075	0
01/01/2017 to 12/31/2017	$9.63075	$9.53881	16,606
01/01/2018 to 12/31/2018	$9.53881	$9.22962	4,440
01/01/2019 to 12/31/2019	$9.22962	$9.70494	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99856	$11.21090	16,540
01/01/2015 to 12/31/2015	$11.21090	$11.13756	164,746
01/01/2016 to 12/31/2016	$11.13756	$11.11677	10,108
01/01/2017 to 12/31/2017	$11.11677	$11.02659	0
01/01/2018 to 12/31/2018	$11.02659	$10.65947	0
01/01/2019 to 12/31/2019	$10.65947	$11.28742	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99856	$9.85692	39,835
01/01/2016 to 12/31/2016	$9.85692	$9.80066	176,284
01/01/2017 to 12/31/2017	$9.80066	$9.77766	142,155
01/01/2018 to 12/31/2018	$9.77766	$9.42312	143,034
01/01/2019 to 12/31/2019	$9.42312	$10.09861	125,290
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99712	$9.79912	70,732
01/01/2017 to 12/31/2017	$9.79912	$9.80132	55,479
01/01/2018 to 12/31/2018	$9.80132	$9.42499	63,909
01/01/2019 to 12/31/2019	$9.42499	$10.16096	63,110
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99711	$9.95508	9,110
01/01/2018 to 12/31/2018	$9.95508	$9.49565	12,624
01/01/2019 to 12/31/2019	$9.49565	$10.32066	568
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99711	$9.58282	20,435
01/01/2019 to 12/31/2019	$9.58282	$10.48153	6,414
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99856	$11.14269	3,811
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.15263	$10.10712	140,900
01/01/2011 to 12/31/2011	$10.10712	$9.60597	118,744
01/01/2012 to 12/31/2012	$9.60597	$10.63967	81,230
01/01/2013 to 12/31/2013	$10.63967	$12.71356	123,907
01/01/2014 to 12/31/2014	$12.71356	$13.24923	116,508
01/01/2015 to 12/31/2015	$13.24923	$12.97358	99,322
01/01/2016 to 12/31/2016	$12.97358	$13.50101	83,246
01/01/2017 to 12/31/2017	$13.50101	$15.50366	79,875
01/01/2018 to 12/31/2018	$15.50366	$14.15952	40,274
01/01/2019 to 12/31/2019	$14.15952	$16.85976	20,555
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99784	$11.56675	0
01/01/2014 to 12/31/2014	$11.56675	$12.79926	0
01/01/2015 to 12/31/2015	$12.79926	$12.02123	0
01/01/2016 to 12/31/2016	$12.02123	$13.45350	0
01/01/2017 to 12/31/2017	$13.45350	$15.51649	0
01/01/2018 to 12/31/2018	$15.51649	$14.39072	0
01/01/2019 to 12/31/2019	$14.39072	$18.36617	0
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.00907	$9.37674	1,062
01/01/2011 to 12/31/2011	$9.37674	$8.67300	764
01/01/2012 to 12/31/2012	$8.67300	$10.71130	658
01/01/2013 to 12/31/2013	$10.71130	$10.88636	30
01/01/2014 to 12/31/2014	$10.88636	$12.07970	0
01/01/2015 to 12/31/2015	$12.07970	$11.75504	0
01/01/2016 to 12/31/2016	$11.75504	$11.55269	0
01/01/2017 to 12/31/2017	$11.55269	$12.47824	0
01/01/2018 to 12/31/2018	$12.47824	$11.57975	0
01/01/2019 to 12/31/2019	$11.57975	$14.11272	12

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.06304	$12.61395	1,087
01/01/2011 to 12/31/2011	$12.61395	$13.09630	770
01/01/2012 to 12/31/2012	$13.09630	$14.71293	809
01/01/2013 to 12/31/2013	$14.71293	$14.77942	85
01/01/2014 to 12/31/2014	$14.77942	$18.84559	60
01/01/2015 to 12/31/2015	$18.84559	$19.24479	37
01/01/2016 to 12/31/2016	$19.24479	$19.64845	40
01/01/2017 to 12/31/2017	$19.64845	$20.33430	127
01/01/2018 to 12/31/2018	$20.33430	$18.86108	68
01/01/2019 to 12/31/2019	$18.86108	$24.10566	71
AST Fidelity Institutional AM® Quantitative Portfolio
01/01/2010 to 12/31/2010	$8.54457	$9.51799	23,301
01/01/2011 to 12/31/2011	$9.51799	$9.13157	17,394
01/01/2012 to 12/31/2012	$9.13157	$9.83962	17,211
01/01/2013 to 12/31/2013	$9.83962	$10.99846	16,023
01/01/2014 to 12/31/2014	$10.99846	$11.05004	15,986
01/01/2015 to 12/31/2015	$11.05004	$10.86933	14,493
01/01/2016 to 12/31/2016	$10.86933	$11.03773	10,460
01/01/2017 to 12/31/2017	$11.03773	$12.52250	9,067
01/01/2018 to 12/31/2018	$12.52250	$11.25066	5,242
01/01/2019 to 12/31/2019	$11.25066	$13.14989	8,124
AST Goldman Sachs Multi-Asset Portfolio
01/01/2010 to 12/31/2010	$9.01180	$9.79551	11,064
01/01/2011 to 12/31/2011	$9.79551	$9.49292	9,513
01/01/2012 to 12/31/2012	$9.49292	$10.18231	9,484
01/01/2013 to 12/31/2013	$10.18231	$10.89167	7,688
01/01/2014 to 12/31/2014	$10.89167	$11.03717	8,309
01/01/2015 to 12/31/2015	$11.03717	$10.65244	8,158
01/01/2016 to 12/31/2016	$10.65244	$10.92140	7,722
01/01/2017 to 12/31/2017	$10.92140	$11.94497	7,088
01/01/2018 to 12/31/2018	$11.94497	$10.81168	5,131
01/01/2019 to 12/31/2019	$10.81168	$12.21782	5,821
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.75560	$12.04554	1,374
01/01/2011 to 12/31/2011	$12.04554	$11.88559	1,483
01/01/2012 to 12/31/2012	$11.88559	$13.39233	1,530
01/01/2013 to 12/31/2013	$13.39233	$18.10718	561
01/01/2014 to 12/31/2014	$18.10718	$18.90591	596
01/01/2015 to 12/31/2015	$18.90591	$17.40256	312
01/01/2016 to 12/31/2016	$17.40256	$21.07238	245
01/01/2017 to 12/31/2017	$21.07238	$23.02774	404
01/01/2018 to 12/31/2018	$23.02774	$19.27149	1,725
01/01/2019 to 12/31/2019	$19.27149	$23.01946	422
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.16715	$9.90535	12,010
01/01/2011 to 12/31/2011	$9.90535	$9.65043	25,798
01/01/2012 to 12/31/2012	$9.65043	$9.39983	25,211
01/01/2013 to 12/31/2013	$9.39983	$9.15546	2,679
01/01/2014 to 12/31/2014	$9.15546	$8.91737	7,760
01/01/2015 to 12/31/2015	$8.91737	$8.68553	5,806
01/01/2016 to 12/31/2016	$8.68553	$8.46045	3,375
01/01/2017 to 12/31/2017	$8.46045	$8.26901	2,161
01/01/2018 to 12/31/2018	$8.26901	$8.15745	457
01/01/2019 to 12/31/2019	$8.15745	$8.07978	720

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$10.04549	$11.10527	1,520
01/01/2011 to 12/31/2011	$11.10527	$11.16033	1,230
01/01/2012 to 12/31/2012	$11.16033	$12.37776	1,549
01/01/2013 to 12/31/2013	$12.37776	$12.92170	1,062
01/01/2014 to 12/31/2014	$12.92170	$12.90766	1,354
01/01/2015 to 12/31/2015	$12.90766	$12.12390	605
01/01/2016 to 12/31/2016	$12.12390	$13.62759	409
01/01/2017 to 12/31/2017	$13.62759	$14.26604	483
01/01/2018 to 12/31/2018	$14.26604	$13.61709	133
01/01/2019 to 12/31/2019	$13.61709	$15.29237	327
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.56831	$8.34177	91
01/01/2011 to 12/31/2011	$8.34177	$7.78523	55
01/01/2012 to 12/31/2012	$7.78523	$8.86302	0
01/01/2013 to 12/31/2013	$8.86302	$12.07377	1,543
01/01/2014 to 12/31/2014	$12.07377	$13.37652	1,281
01/01/2015 to 12/31/2015	$13.37652	$12.00784	490
01/01/2016 to 12/31/2016	$12.00784	$14.02239	430
01/01/2017 to 12/31/2017	$14.02239	$16.28041	750
01/01/2018 to 12/31/2018	$16.28041	$13.61088	551
01/01/2019 to 12/31/2019	$13.61088	$17.17099	1,126
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$9.77092	$10.89685	405
01/01/2011 to 12/31/2011	$10.89685	$9.24206	150
01/01/2012 to 12/31/2012	$9.24206	$10.83472	186
01/01/2013 to 12/31/2013	$10.83472	$12.56422	290
01/01/2014 to 12/31/2014	$12.56422	$11.56139	292
01/01/2015 to 12/31/2015	$11.56139	$11.61526	189
01/01/2016 to 12/31/2016	$11.61526	$10.88649	139
01/01/2017 to 12/31/2017	$10.88649	$14.36104	318
01/01/2018 to 12/31/2018	$14.36104	$12.12106	95
01/01/2019 to 12/31/2019	$12.12106	$15.59704	286
AST International Value Portfolio
01/01/2010 to 12/31/2010	$10.48755	$11.34710	1,149
01/01/2011 to 12/31/2011	$11.34710	$9.66539	1,084
01/01/2012 to 12/31/2012	$9.66539	$10.98364	1,021
01/01/2013 to 12/31/2013	$10.98364	$12.78085	331
01/01/2014 to 12/31/2014	$12.78085	$11.61406	827
01/01/2015 to 12/31/2015	$11.61406	$11.40455	632
01/01/2016 to 12/31/2016	$11.40455	$11.17312	342
01/01/2017 to 12/31/2017	$11.17312	$13.36633	0
01/01/2018 to 12/31/2018	$13.36633	$10.91630	0
01/01/2019 to 12/31/2019	$10.91630	$12.76149	87
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.80058	$12.73638	0
01/01/2011 to 12/31/2011	$12.73638	$13.94983	0
01/01/2012 to 12/31/2012	$13.94983	$14.86389	0
01/01/2013 to 12/31/2013	$14.86389	$14.01666	0
01/01/2014 to 12/31/2014	$14.01666	$14.57106	0
01/01/2015 to 12/31/2015	$14.57106	$14.35871	0
01/01/2016 to 12/31/2016	$14.35871	$14.57435	0
01/01/2017 to 12/31/2017	$14.57435	$14.80860	0
01/01/2018 to 12/31/2018	$14.80860	$14.38295	0
01/01/2019 to 12/31/2019	$14.38295	$15.58246	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2010 to 12/31/2010	$8.47438	$9.39461	21,895
01/01/2011 to 12/31/2011	$9.39461	$9.09857	19,870
01/01/2012 to 12/31/2012	$9.09857	$10.06534	7,475
01/01/2013 to 12/31/2013	$10.06534	$11.39999	8,086
01/01/2014 to 12/31/2014	$11.39999	$11.81032	6,004
01/01/2015 to 12/31/2015	$11.81032	$11.38277	2,753
01/01/2016 to 12/31/2016	$11.38277	$11.66592	2,345
01/01/2017 to 12/31/2017	$11.66592	$13.29017	7,348
01/01/2018 to 12/31/2018	$13.29017	$11.98853	7,408
01/01/2019 to 12/31/2019	$11.98853	$13.94567	5,018
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.18002	$10.62653	211
01/01/2011 to 12/31/2011	$10.62653	$9.40345	152
01/01/2012 to 12/31/2012	$9.40345	$11.16520	196
01/01/2013 to 12/31/2013	$11.16520	$12.54551	208
01/01/2014 to 12/31/2014	$12.54551	$11.44153	185
01/01/2015 to 12/31/2015	$11.44153	$10.83258	124
01/01/2016 to 12/31/2016	$10.83258	$10.75553	139
01/01/2017 to 12/31/2017	$10.75553	$13.58119	266
01/01/2018 to 12/31/2018	$13.58119	$10.91549	2,718
01/01/2019 to 12/31/2019	$10.91549	$13.52607	666
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$10.80154	$11.29082	50,133
01/01/2011 to 12/31/2011	$11.29082	$11.02344	43,438
01/01/2012 to 12/31/2012	$11.02344	$11.88722	40,800
01/01/2013 to 12/31/2013	$11.88722	$12.85563	27,442
01/01/2014 to 12/31/2014	$12.85563	$13.20373	28,946
01/01/2015 to 12/31/2015	$13.20373	$12.83694	18,851
01/01/2016 to 12/31/2016	$12.83694	$12.98398	13,839
01/01/2017 to 12/31/2017	$12.98398	$14.18299	11,630
01/01/2018 to 12/31/2018	$14.18299	$13.10418	10,018
01/01/2019 to 12/31/2019	$13.10418	$14.62817	8,147
AST Jennison Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.27751	$11.14331	0
01/01/2011 to 12/31/2011	$11.14331	$10.92598	0
01/01/2012 to 12/31/2012	$10.92598	$12.25763	0
01/01/2013 to 12/31/2013	$12.25763	$16.29632	0
01/01/2014 to 12/31/2014	$16.29632	$17.38125	0
01/01/2015 to 12/31/2015	$17.38125	$18.72967	0
01/01/2016 to 12/31/2016	$18.72967	$17.97669	0
01/01/2017 to 12/31/2017	$17.97669	$23.78492	0
01/01/2018 to 12/31/2018	$23.78492	$22.78984	0
01/01/2019 to 12/31/2019	$22.78984	$29.43443	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.77263	$10.23241	6,541
01/01/2011 to 12/31/2011	$10.23241	$9.87570	4,812
01/01/2012 to 12/31/2012	$9.87570	$10.79837	4,805
01/01/2013 to 12/31/2013	$10.79837	$14.36845	3,945
01/01/2014 to 12/31/2014	$14.36845	$15.47693	5,196
01/01/2015 to 12/31/2015	$15.47693	$16.59283	3,992
01/01/2016 to 12/31/2016	$16.59283	$17.06366	993
01/01/2017 to 12/31/2017	$17.06366	$22.10471	1,066
01/01/2018 to 12/31/2018	$22.10471	$20.94821	434
01/01/2019 to 12/31/2019	$20.94821	$26.85745	785

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$11.04186	$12.05060	1,565
01/01/2011 to 12/31/2011	$12.05060	$11.37012	1,527
01/01/2012 to 12/31/2012	$11.37012	$13.62977	1,451
01/01/2013 to 12/31/2013	$13.62977	$16.94421	272
01/01/2014 to 12/31/2014	$16.94421	$17.10276	381
01/01/2015 to 12/31/2015	$17.10276	$16.41397	207
01/01/2016 to 12/31/2016	$16.41397	$17.12534	142
01/01/2017 to 12/31/2017	$17.12534	$20.65826	162
01/01/2018 to 12/31/2018	$20.65826	$18.19618	9
01/01/2019 to 12/31/2019	$18.19618	$23.03255	38
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99784	$10.25605	9,521
01/01/2013 to 12/31/2013	$10.25605	$11.87891	8,482
01/01/2014 to 12/31/2014	$11.87891	$12.16469	7,715
01/01/2015 to 12/31/2015	$12.16469	$11.70124	6,901
01/01/2016 to 12/31/2016	$11.70124	$11.89029	7,475
01/01/2017 to 12/31/2017	$11.89029	$13.49219	6,332
01/01/2018 to 12/31/2018	$13.49219	$12.05218	1,831
01/01/2019 to 12/31/2019	$12.05218	$14.41102	255
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.59998	$10.54600	10,531
01/01/2011 to 12/31/2011	$10.54600	$10.21120	8,789
01/01/2012 to 12/31/2012	$10.21120	$11.64449	8,260
01/01/2013 to 12/31/2013	$11.64449	$15.50501	6,420
01/01/2014 to 12/31/2014	$15.50501	$16.41734	5,819
01/01/2015 to 12/31/2015	$16.41734	$17.14649	5,253
01/01/2016 to 12/31/2016	$17.14649	$17.02095	0
01/01/2017 to 12/31/2017	$17.02095	$21.67110	0
01/01/2018 to 12/31/2018	$21.67110	$21.55830	0
01/01/2019 to 12/31/2019	$21.55830	$28.93089	0
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99784	$10.16011	0
01/01/2013 to 12/31/2013	$10.16011	$13.31071	0
01/01/2014 to 12/31/2014	$13.31071	$14.28939	0
01/01/2015 to 12/31/2015	$14.28939	$13.81718	0
01/01/2016 to 12/31/2016	$13.81718	$15.26838	0
01/01/2017 to 12/31/2017	$15.26838	$17.45142	0
01/01/2018 to 12/31/2018	$17.45142	$15.27001	0
01/01/2019 to 12/31/2019	$15.27001	$19.23786	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.14097	$13.00287	826
01/01/2011 to 12/31/2011	$13.00287	$12.28825	221
01/01/2012 to 12/31/2012	$12.28825	$14.31583	250
01/01/2013 to 12/31/2013	$14.31583	$18.43247	284
01/01/2014 to 12/31/2014	$18.43247	$20.02280	296
01/01/2015 to 12/31/2015	$20.02280	$18.39335	452
01/01/2016 to 12/31/2016	$18.39335	$18.21086	364
01/01/2017 to 12/31/2017	$18.21086	$22.54443	579
01/01/2018 to 12/31/2018	$22.54443	$21.00020	1,367
01/01/2019 to 12/31/2019	$21.00020	$26.62232	600

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.01655	$10.84057	5,126
01/01/2011 to 12/31/2011	$10.84057	$10.29688	1,230
01/01/2012 to 12/31/2012	$10.29688	$11.74656	1,377
01/01/2013 to 12/31/2013	$11.74656	$16.24753	538
01/01/2014 to 12/31/2014	$16.24753	$18.08026	466
01/01/2015 to 12/31/2015	$18.08026	$16.61739	209
01/01/2016 to 12/31/2016	$16.61739	$19.13725	195
01/01/2017 to 12/31/2017	$19.13725	$21.21153	263
01/01/2018 to 12/31/2018	$21.21153	$17.26016	1,550
01/01/2019 to 12/31/2019	$17.26016	$20.34440	342
AST Parametric Emerging Markets Equity Portfolio
01/01/2010 to 12/31/2010	$9.00014	$10.71855	1,690
01/01/2011 to 12/31/2011	$10.71855	$8.32377	1,352
01/01/2012 to 12/31/2012	$8.32377	$9.56050	1,289
01/01/2013 to 12/31/2013	$9.56050	$9.33256	64
01/01/2014 to 12/31/2014	$9.33256	$8.66413	75
01/01/2015 to 12/31/2015	$8.66413	$7.02722	28
01/01/2016 to 12/31/2016	$7.02722	$7.69101	27
01/01/2017 to 12/31/2017	$7.69101	$9.46778	204
01/01/2018 to 12/31/2018	$9.46778	$7.92499	2,255
01/01/2019 to 12/31/2019	$7.92499	$8.74938	842
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.23885	$11.02704	201,065
01/01/2011 to 12/31/2011	$11.02704	$10.84796	203,285
01/01/2012 to 12/31/2012	$10.84796	$11.66151	188,003
01/01/2013 to 12/31/2013	$11.66151	$12.40470	139,625
01/01/2014 to 12/31/2014	$12.40470	$12.78005	149,631
01/01/2015 to 12/31/2015	$12.78005	$12.46563	128,582
01/01/2016 to 12/31/2016	$12.46563	$12.81325	113,680
01/01/2017 to 12/31/2017	$12.81325	$13.74537	127,057
01/01/2018 to 12/31/2018	$13.74537	$13.00589	109,646
01/01/2019 to 12/31/2019	$13.00589	$14.53500	59,187
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01776	$10.05379	0
01/01/2012 to 12/31/2012	$10.05379	$10.48815	0
01/01/2013 to 12/31/2013	$10.48815	$9.97919	0
01/01/2014 to 12/31/2014	$9.97919	$10.30886	0
01/01/2015 to 12/31/2015	$10.30886	$10.01397	0
01/01/2016 to 12/31/2016	$10.01397	$10.16478	0
01/01/2017 to 12/31/2017	$10.16478	$10.46279	0
01/01/2018 to 12/31/2018	$10.46279	$10.10640	0
01/01/2019 to 12/31/2019	$10.10640	$10.80390	0
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$7.99739	$9.27114	95,788
01/01/2011 to 12/31/2011	$9.27114	$8.46928	83,804
01/01/2012 to 12/31/2012	$8.46928	$9.31449	77,872
01/01/2013 to 12/31/2013	$9.31449	$10.61701	58,705
01/01/2014 to 12/31/2014	$10.61701	$11.29213	66,593
01/01/2015 to 12/31/2015	$11.29213	$10.93112	100,055
01/01/2016 to 12/31/2016	$10.93112	$11.72236	91,828
01/01/2017 to 12/31/2017	$11.72236	$13.25643	98,038
01/01/2018 to 12/31/2018	$13.25643	$11.92922	56,636
01/01/2019 to 12/31/2019	$11.92922	$13.84746	13,044

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$7.96785	$8.92880	0
01/01/2011 to 12/31/2011	$8.92880	$8.99769	0
01/01/2012 to 12/31/2012	$8.99769	$10.41140	0
01/01/2013 to 12/31/2013	$10.41140	$13.42924	0
01/01/2014 to 12/31/2014	$13.42924	$15.33168	0
01/01/2015 to 12/31/2015	$15.33168	$15.39290	0
01/01/2016 to 12/31/2016	$15.39290	$17.21966	0
01/01/2017 to 12/31/2017	$17.21966	$20.50549	159
01/01/2018 to 12/31/2018	$20.50549	$18.32848	50
01/01/2019 to 12/31/2019	$18.32848	$22.21957	0
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99784	$8.84205	0
01/01/2012 to 12/31/2012	$8.84205	$9.74496	0
01/01/2013 to 12/31/2013	$9.74496	$11.61756	0
01/01/2014 to 12/31/2014	$11.61756	$12.05113	0
01/01/2015 to 12/31/2015	$12.05113	$11.75541	0
01/01/2016 to 12/31/2016	$11.75541	$12.17444	0
01/01/2017 to 12/31/2017	$12.17444	$14.01590	0
01/01/2018 to 12/31/2018	$14.01590	$12.75850	0
01/01/2019 to 12/31/2019	$12.75850	$15.06193	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.11116	$11.76272	3,659
01/01/2011 to 12/31/2011	$11.76272	$9.95505	2,792
01/01/2012 to 12/31/2012	$9.95505	$11.64208	2,747
01/01/2013 to 12/31/2013	$11.64208	$15.96740	2,094
01/01/2014 to 12/31/2014	$15.96740	$16.32071	1,876
01/01/2015 to 12/31/2015	$16.32071	$16.10855	1,654
01/01/2016 to 12/31/2016	$16.10855	$16.89879	90
01/01/2017 to 12/31/2017	$16.89879	$21.01884	251
01/01/2018 to 12/31/2018	$21.01884	$18.24948	342
01/01/2019 to 12/31/2019	$18.24948	$24.25994	246
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.77994	$12.99493	406
01/01/2011 to 12/31/2011	$12.99493	$12.53366	172
01/01/2012 to 12/31/2012	$12.53366	$13.69354	222
01/01/2013 to 12/31/2013	$13.69354	$18.02909	540
01/01/2014 to 12/31/2014	$18.02909	$18.23095	535
01/01/2015 to 12/31/2015	$18.23095	$17.89639	277
01/01/2016 to 12/31/2016	$17.89639	$19.53743	215
01/01/2017 to 12/31/2017	$19.53743	$23.58233	318
01/01/2018 to 12/31/2018	$23.58233	$21.03552	1,622
01/01/2019 to 12/31/2019	$21.03552	$26.65991	334
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.61301	$11.79720	3,595
01/01/2011 to 12/31/2011	$11.79720	$10.80410	2,958
01/01/2012 to 12/31/2012	$10.80410	$12.43371	3,073
01/01/2013 to 12/31/2013	$12.43371	$16.64016	2,235
01/01/2014 to 12/31/2014	$16.64016	$17.06140	2,107
01/01/2015 to 12/31/2015	$17.06140	$15.90156	1,834
01/01/2016 to 12/31/2016	$15.90156	$20.01250	346
01/01/2017 to 12/31/2017	$20.01250	$20.92584	250
01/01/2018 to 12/31/2018	$20.92584	$16.89891	357
01/01/2019 to 12/31/2019	$16.89891	$20.07741	169

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.16497	$11.04282	39,599
01/01/2011 to 12/31/2011	$11.04282	$10.96972	34,776
01/01/2012 to 12/31/2012	$10.96972	$12.12601	28,490
01/01/2013 to 12/31/2013	$12.12601	$13.79903	24,367
01/01/2014 to 12/31/2014	$13.79903	$14.23051	22,415
01/01/2015 to 12/31/2015	$14.23051	$13.86635	25,317
01/01/2016 to 12/31/2016	$13.86635	$14.52566	17,442
01/01/2017 to 12/31/2017	$14.52566	$16.32909	26,626
01/01/2018 to 12/31/2018	$16.32909	$15.05516	25,352
01/01/2019 to 12/31/2019	$15.05516	$17.72043	5,264
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.27812	$12.72189	5,086
01/01/2011 to 12/31/2011	$12.72189	$12.18154	3,744
01/01/2012 to 12/31/2012	$12.18154	$13.95040	3,473
01/01/2013 to 12/31/2013	$13.95040	$19.57019	3,071
01/01/2014 to 12/31/2014	$19.57019	$20.65228	2,768
01/01/2015 to 12/31/2015	$20.65228	$22.04315	2,243
01/01/2016 to 12/31/2016	$22.04315	$22.05079	147
01/01/2017 to 12/31/2017	$22.05079	$29.61697	308
01/01/2018 to 12/31/2018	$29.61697	$29.95801	1,691
01/01/2019 to 12/31/2019	$29.95801	$37.41668	501
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.73546	$9.56715	5,817
01/01/2011 to 12/31/2011	$9.56715	$9.27296	4,819
01/01/2012 to 12/31/2012	$9.27296	$10.24190	4,719
01/01/2013 to 12/31/2013	$10.24190	$13.43027	3,706
01/01/2014 to 12/31/2014	$13.43027	$13.28484	3,359
01/01/2015 to 12/31/2015	$13.28484	$12.15469	3,032
01/01/2016 to 12/31/2016	$12.15469	$12.56496	0
01/01/2017 to 12/31/2017	$12.56496	$14.26508	0
01/01/2018 to 12/31/2018	$14.26508	$12.54313	3,559
01/01/2019 to 12/31/2019	$12.54313	$15.38990	1,659
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$12.74337	$14.95110	7,341
01/01/2011 to 12/31/2011	$14.95110	$12.39038	3,897
01/01/2012 to 12/31/2012	$12.39038	$12.50418	5,051
01/01/2013 to 12/31/2013	$12.50418	$14.05232	549
01/01/2014 to 12/31/2014	$14.05232	$12.54247	973
01/01/2015 to 12/31/2015	$12.54247	$9.86415	711
01/01/2016 to 12/31/2016	$9.86415	$11.97339	414
01/01/2017 to 12/31/2017	$11.97339	$12.86505	310
01/01/2018 to 12/31/2018	$12.86505	$10.44210	197
01/01/2019 to 12/31/2019	$10.44210	$11.88610	326
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.75207	$11.07406	1,466
01/01/2011 to 12/31/2011	$11.07406	$11.23154	1,319
01/01/2012 to 12/31/2012	$11.23154	$11.51069	1,452
01/01/2013 to 12/31/2013	$11.51069	$10.79058	502
01/01/2014 to 12/31/2014	$10.79058	$10.56854	392
01/01/2015 to 12/31/2015	$10.56854	$9.81839	211
01/01/2016 to 12/31/2016	$9.81839	$9.98046	168
01/01/2017 to 12/31/2017	$9.98046	$9.92004	230
01/01/2018 to 12/31/2018	$9.92004	$9.85375	161
01/01/2019 to 12/31/2019	$9.85375	$9.75153	484

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.32312	$11.22469	214
01/01/2011 to 12/31/2011	$11.22469	$10.55596	458
01/01/2012 to 12/31/2012	$10.55596	$12.17384	648
01/01/2013 to 12/31/2013	$12.17384	$15.70106	339
01/01/2014 to 12/31/2014	$15.70106	$17.58210	380
01/01/2015 to 12/31/2015	$17.58210	$15.99321	287
01/01/2016 to 12/31/2016	$15.99321	$17.75877	322
01/01/2017 to 12/31/2017	$17.75877	$20.50386	222
01/01/2018 to 12/31/2018	$20.50386	$16.66784	75
01/01/2019 to 12/31/2019	$16.66784	$19.34268	24
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.43946	$9.42327	4,362
01/01/2011 to 12/31/2011	$9.42327	$8.86143	10,231
01/01/2012 to 12/31/2012	$8.86143	$9.58067	9,608
01/01/2013 to 12/31/2013	$9.58067	$11.24494	3,395
01/01/2014 to 12/31/2014	$11.24494	$11.55550	5,049
01/01/2015 to 12/31/2015	$11.55550	$11.18380	3,300
01/01/2016 to 12/31/2016	$11.18380	$11.60447	7,000
01/01/2017 to 12/31/2017	$11.60447	$12.84023	6,741
01/01/2018 to 12/31/2018	$12.84023	$11.87960	1,822
01/01/2019 to 12/31/2019	$11.87960	$13.94909	283
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.00573	$10.50555	19,076
01/01/2011 to 12/31/2011	$10.50555	$10.84946	16,479
01/01/2012 to 12/31/2012	$10.84946	$11.39668	15,820
01/01/2013 to 12/31/2013	$11.39668	$10.93464	15,713
01/01/2014 to 12/31/2014	$10.93464	$11.41693	14,700
01/01/2015 to 12/31/2015	$11.41693	$11.25757	12,685
01/01/2016 to 12/31/2016	$11.25757	$11.53028	1,242
01/01/2017 to 12/31/2017	$11.53028	$11.93971	1,580
01/01/2018 to 12/31/2018	$11.93971	$11.36441	6,635
01/01/2019 to 12/31/2019	$11.36441	$12.43063	2,237
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99271	$9.06221	587
01/01/2012 to 12/31/2012	$9.06221	$10.47866	486
01/01/2013 to 12/31/2013	$10.47866	$13.37401	0
01/01/2014 to 12/31/2014	$13.37401	$14.69726	0
01/01/2015 to 12/31/2015	$14.69726	$14.61103	0
01/01/2016 to 12/31/2016	$14.61103	$16.34054	0
01/01/2017 to 12/31/2017	$16.34054	$17.28182	0
01/01/2018 to 12/31/2018	$17.28182	$15.55517	0
01/01/2019 to 12/31/2019	$15.55517	$18.95239	0
Invesco V.I. Health Care Fund - Series I
01/01/2010 to 12/31/2010	$10.69662	$10.97006	771
01/01/2011 to 12/31/2011	$10.97006	$11.10751	532
01/01/2012 to 12/31/2012	$11.10751	$13.07886	409
01/01/2013 to 12/31/2013	$13.07886	$17.90369	0
01/01/2014 to 12/31/2014	$17.90369	$20.86831	0
01/01/2015 to 12/31/2015	$20.86831	$20.96860	0
01/01/2016 to 12/31/2016	$20.96860	$18.08382	0
01/01/2017 to 12/31/2017	$18.08382	$20.40297	0
01/01/2018 to 12/31/2018	$20.40297	$20.04920	0
01/01/2019 to 12/31/2019	$20.04920	$25.87547	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04966	$9.70164	0
01/01/2013 to 12/31/2013	$9.70164	$12.94736	0
01/01/2014 to 12/31/2014	$12.94736	$13.62426	0
01/01/2015 to 12/31/2015	$13.62426	$13.43008	0
01/01/2016 to 12/31/2016	$13.43008	$13.18064	0
01/01/2017 to 12/31/2017	$13.18064	$15.72673	0
01/01/2018 to 12/31/2018	$15.72673	$14.46026	0
01/01/2019 to 12/31/2019	$14.46026	$18.92091	0
Invesco V.I. Technology Fund - Series I
01/01/2010 to 12/31/2010	$9.94862	$11.75479	0
01/01/2011 to 12/31/2011	$11.75479	$10.87095	0
01/01/2012 to 12/31/2012	$10.87095	$11.78195	0
01/01/2013 to 12/31/2013	$11.78195	$14.36118	0
01/01/2014 to 12/31/2014	$14.36118	$15.53370	0
01/01/2015 to 12/31/2015	$15.53370	$16.16088	0
01/01/2016 to 12/31/2016	$16.16088	$15.62282	0
01/01/2017 to 12/31/2017	$15.62282	$20.56460	0
01/01/2018 to 12/31/2018	$20.56460	$19.93588	0
01/01/2019 to 12/31/2019	$19.93588	$26.38467	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12620	$9.69136	153
01/01/2017 to 12/31/2017	$9.69136	$13.31980	224
01/01/2018 to 12/31/2018	$13.31980	$10.67426	46
01/01/2019 to 12/31/2019	$10.67426	$12.74457	96
ProFund VP Asia 30
01/01/2010 to 12/31/2010	$15.63438	$17.34599	0
01/01/2011 to 12/31/2011	$17.34599	$12.33426	0
01/01/2012 to 12/31/2012	$12.33426	$13.87195	0
01/01/2013 to 12/31/2013	$13.87195	$15.53423	0
01/01/2014 to 12/31/2014	$15.53423	$14.89292	0
01/01/2015 to 12/31/2015	$14.89292	$13.14487	0
01/01/2016 to 12/31/2016	$13.14487	$12.88589	0
01/01/2017 to 12/31/2017	$12.88589	$16.67884	0
01/01/2018 to 12/31/2018	$16.67884	$13.22214	0
01/01/2019 to 12/31/2019	$13.22214	$16.26619	0
ProFund VP Banks
01/01/2010 to 12/31/2010	$3.88990	$4.10465	0
01/01/2011 to 12/31/2011	$4.10465	$2.92841	0
01/01/2012 to 12/31/2012	$2.92841	$3.80490	0
01/01/2013 to 12/31/2013	$3.80490	$4.94596	0
01/01/2014 to 12/31/2014	$4.94596	$5.31731	0
01/01/2015 to 12/31/2015	$5.31731	$5.15657	0
01/01/2016 to 12/31/2016	$5.15657	$6.18955	0
01/01/2017 to 12/31/2017	$6.18955	$7.10945	0
01/01/2018 to 12/31/2018	$7.10945	$5.68438	0
01/01/2019 to 12/31/2019	$5.68438	$7.55352	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Basic Materials
01/01/2010 to 12/31/2010	$10.18677	$12.86858	0
01/01/2011 to 12/31/2011	$12.86858	$10.50990	0
01/01/2012 to 12/31/2012	$10.50990	$11.10462	0
01/01/2013 to 12/31/2013	$11.10462	$12.80962	0
01/01/2014 to 12/31/2014	$12.80962	$12.68695	0
01/01/2015 to 12/31/2015	$12.68695	$10.63653	0
01/01/2016 to 12/31/2016	$10.63653	$12.27649	0
01/01/2017 to 12/31/2017	$12.27649	$14.70358	0
01/01/2018 to 12/31/2018	$14.70358	$11.79042	0
01/01/2019 to 12/31/2019	$11.79042	$13.51864	0
ProFund VP Bear
01/01/2010 to 12/31/2010	$8.09066	$6.47763	0
01/01/2011 to 12/31/2011	$6.47763	$5.74896	0
01/01/2012 to 12/31/2012	$5.74896	$4.66985	0
01/01/2013 to 12/31/2013	$4.66985	$3.34074	0
01/01/2014 to 12/31/2014	$3.34074	$2.79022	0
01/01/2015 to 12/31/2015	$2.79022	$2.58389	0
01/01/2016 to 12/31/2016	$2.58389	$2.18825	0
01/01/2017 to 12/31/2017	$2.18825	$1.74850	0
01/01/2018 to 12/31/2018	$1.74850	$1.77188	0
01/01/2019 to 12/31/2019	$1.77188	$1.32975	0
ProFund VP Biotechnology
01/01/2010 to 12/31/2010	$12.19151	$12.48036	0
01/01/2011 to 12/31/2011	$12.48036	$12.95404	0
01/01/2012 to 12/31/2012	$12.95404	$17.75254	0
01/01/2013 to 12/31/2013	$17.75254	$29.12186	0
01/01/2014 to 12/31/2014	$29.12186	$36.79727	0
01/01/2015 to 12/31/2015	$36.79727	$37.02341	0
01/01/2016 to 12/31/2016	$37.02341	$30.48115	0
01/01/2017 to 12/31/2017	$30.48115	$36.38421	0
01/01/2018 to 12/31/2018	$36.38421	$33.04153	0
01/01/2019 to 12/31/2019	$33.04153	$37.47855	0
ProFund VP Bull
01/01/2010 to 12/31/2010	$8.33449	$9.13895	0
01/01/2011 to 12/31/2011	$9.13895	$8.90190	0
01/01/2012 to 12/31/2012	$8.90190	$9.87417	0
01/01/2013 to 12/31/2013	$9.87417	$12.47933	0
01/01/2014 to 12/31/2014	$12.47933	$13.54886	0
01/01/2015 to 12/31/2015	$13.54886	$13.13610	0
01/01/2016 to 12/31/2016	$13.13610	$14.03157	0
01/01/2017 to 12/31/2017	$14.03157	$16.31168	0
01/01/2018 to 12/31/2018	$16.31168	$14.90866	0
01/01/2019 to 12/31/2019	$14.90866	$18.71500	0
ProFund VP Consumer Goods Portfolio
01/01/2010 to 12/31/2010	$9.48587	$10.84346	0
01/01/2011 to 12/31/2011	$10.84346	$11.29575	0
01/01/2012 to 12/31/2012	$11.29575	$12.19612	0
01/01/2013 to 12/31/2013	$12.19612	$15.25897	0
01/01/2014 to 12/31/2014	$15.25897	$16.38224	0
01/01/2015 to 12/31/2015	$16.38224	$16.62071	0
01/01/2016 to 12/31/2016	$16.62071	$16.76339	0
01/01/2017 to 12/31/2017	$16.76339	$18.78712	0
01/01/2018 to 12/31/2018	$18.78712	$15.58747	0
01/01/2019 to 12/31/2019	$15.58747	$19.21500	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Consumer Services
01/01/2010 to 12/31/2010	$8.04703	$9.51451	0
01/01/2011 to 12/31/2011	$9.51451	$9.77722	0
01/01/2012 to 12/31/2012	$9.77722	$11.62701	0
01/01/2013 to 12/31/2013	$11.62701	$15.83996	0
01/01/2014 to 12/31/2014	$15.83996	$17.35058	0
01/01/2015 to 12/31/2015	$17.35058	$17.69196	0
01/01/2016 to 12/31/2016	$17.69196	$17.95449	0
01/01/2017 to 12/31/2017	$17.95449	$20.70133	0
01/01/2018 to 12/31/2018	$20.70133	$20.28413	0
01/01/2019 to 12/31/2019	$20.28413	$24.62471	0
ProFund VP Europe 30
01/01/2010 to 12/31/2010	$9.37844	$9.37530	0
01/01/2011 to 12/31/2011	$9.37530	$8.32045	0
01/01/2012 to 12/31/2012	$8.32045	$9.44853	0
01/01/2013 to 12/31/2013	$9.44853	$11.19407	0
01/01/2014 to 12/31/2014	$11.19407	$9.96011	0
01/01/2015 to 12/31/2015	$9.96011	$8.64570	0
01/01/2016 to 12/31/2016	$8.64570	$9.07918	0
01/01/2017 to 12/31/2017	$9.07918	$10.58709	0
01/01/2018 to 12/31/2018	$10.58709	$8.85346	0
01/01/2019 to 12/31/2019	$8.85346	$10.15727	0
ProFund VP Financials
01/01/2010 to 12/31/2010	$5.13064	$5.54354	0
01/01/2011 to 12/31/2011	$5.54354	$4.65264	0
01/01/2012 to 12/31/2012	$4.65264	$5.65211	0
01/01/2013 to 12/31/2013	$5.65211	$7.27127	0
01/01/2014 to 12/31/2014	$7.27127	$7.99708	0
01/01/2015 to 12/31/2015	$7.99708	$7.67279	0
01/01/2016 to 12/31/2016	$7.67279	$8.61881	0
01/01/2017 to 12/31/2017	$8.61881	$9.92247	0
01/01/2018 to 12/31/2018	$9.92247	$8.65518	0
01/01/2019 to 12/31/2019	$8.65518	$10.98205	0
ProFund VP Health Care
01/01/2010 to 12/31/2010	$9.58858	$9.60491	0
01/01/2011 to 12/31/2011	$9.60491	$10.30176	0
01/01/2012 to 12/31/2012	$10.30176	$11.77970	0
01/01/2013 to 12/31/2013	$11.77970	$16.03524	0
01/01/2014 to 12/31/2014	$16.03524	$19.31998	0
01/01/2015 to 12/31/2015	$19.31998	$19.76295	0
01/01/2016 to 12/31/2016	$19.76295	$18.47008	0
01/01/2017 to 12/31/2017	$18.47008	$21.75468	0
01/01/2018 to 12/31/2018	$21.75468	$22.12573	0
01/01/2019 to 12/31/2019	$22.12573	$25.72502	0
ProFund VP Industrials
01/01/2010 to 12/31/2010	$8.36988	$10.08850	0
01/01/2011 to 12/31/2011	$10.08850	$9.65126	0
01/01/2012 to 12/31/2012	$9.65126	$10.88496	0
01/01/2013 to 12/31/2013	$10.88496	$14.65083	0
01/01/2014 to 12/31/2014	$14.65083	$15.06584	0
01/01/2015 to 12/31/2015	$15.06584	$14.17228	0
01/01/2016 to 12/31/2016	$14.17228	$16.22702	0
01/01/2017 to 12/31/2017	$16.22702	$19.34669	0
01/01/2018 to 12/31/2018	$19.34669	$16.43562	0
01/01/2019 to 12/31/2019	$16.43562	$20.88989	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Internet
01/01/2010 to 12/31/2010	$12.53912	$16.52202	0
01/01/2011 to 12/31/2011	$16.52202	$14.98119	0
01/01/2012 to 12/31/2012	$14.98119	$17.47461	0
01/01/2013 to 12/31/2013	$17.47461	$25.82206	0
01/01/2014 to 12/31/2014	$25.82206	$25.43267	0
01/01/2015 to 12/31/2015	$25.43267	$29.81337	0
01/01/2016 to 12/31/2016	$29.81337	$30.64612	0
01/01/2017 to 12/31/2017	$30.64612	$40.61395	0
01/01/2018 to 12/31/2018	$40.61395	$41.50344	0
01/01/2019 to 12/31/2019	$41.50344	$47.71056	0
ProFund VP Japan
01/01/2010 to 12/31/2010	$7.86427	$7.15942	0
01/01/2011 to 12/31/2011	$7.15942	$5.68064	0
01/01/2012 to 12/31/2012	$5.68064	$6.80233	0
01/01/2013 to 12/31/2013	$6.80233	$9.82159	0
01/01/2014 to 12/31/2014	$9.82159	$9.87485	0
01/01/2015 to 12/31/2015	$9.87485	$10.17688	0
01/01/2016 to 12/31/2016	$10.17688	$9.95398	0
01/01/2017 to 12/31/2017	$9.95398	$11.48503	0
01/01/2018 to 12/31/2018	$11.48503	$9.88328	0
01/01/2019 to 12/31/2019	$9.88328	$11.55136	0
ProFund VP Large-Cap Growth
01/01/2010 to 12/31/2010	$8.79716	$9.69820	0
01/01/2011 to 12/31/2011	$9.69820	$9.74217	0
01/01/2012 to 12/31/2012	$9.74217	$10.69515	0
01/01/2013 to 12/31/2013	$10.69515	$13.61166	0
01/01/2014 to 12/31/2014	$13.61166	$14.97170	0
01/01/2015 to 12/31/2015	$14.97170	$15.13029	0
01/01/2016 to 12/31/2016	$15.13029	$15.47705	0
01/01/2017 to 12/31/2017	$15.47705	$18.88893	0
01/01/2018 to 12/31/2018	$18.88893	$18.05295	0
01/01/2019 to 12/31/2019	$18.05295	$22.66351	0
ProFund VP Large-Cap Value
01/01/2010 to 12/31/2010	$7.78357	$8.55895	0
01/01/2011 to 12/31/2011	$8.55895	$8.23020	0
01/01/2012 to 12/31/2012	$8.23020	$9.25198	0
01/01/2013 to 12/31/2013	$9.25198	$11.70525	0
01/01/2014 to 12/31/2014	$11.70525	$12.59510	0
01/01/2015 to 12/31/2015	$12.59510	$11.68671	0
01/01/2016 to 12/31/2016	$11.68671	$13.14038	0
01/01/2017 to 12/31/2017	$13.14038	$14.51934	0
01/01/2018 to 12/31/2018	$14.51934	$12.63703	0
01/01/2019 to 12/31/2019	$12.63703	$15.97327	0
ProFund VP Mid-Cap Growth
01/01/2010 to 12/31/2010	$9.54996	$11.94529	0
01/01/2011 to 12/31/2011	$11.94529	$11.29851	0
01/01/2012 to 12/31/2012	$11.29851	$12.69673	0
01/01/2013 to 12/31/2013	$12.69673	$16.14186	0
01/01/2014 to 12/31/2014	$16.14186	$16.64833	0
01/01/2015 to 12/31/2015	$16.64833	$16.26146	0
01/01/2016 to 12/31/2016	$16.26146	$17.87924	0
01/01/2017 to 12/31/2017	$17.87924	$20.60392	0
01/01/2018 to 12/31/2018	$20.60392	$17.66162	0
01/01/2019 to 12/31/2019	$17.66162	$21.37282	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Mid-Cap Value
01/01/2010 to 12/31/2010	$9.04640	$10.61351	0
01/01/2011 to 12/31/2011	$10.61351	$9.93224	0
01/01/2012 to 12/31/2012	$9.93224	$11.27594	0
01/01/2013 to 12/31/2013	$11.27594	$14.51499	0
01/01/2014 to 12/31/2014	$14.51499	$15.57756	0
01/01/2015 to 12/31/2015	$15.57756	$13.92461	0
01/01/2016 to 12/31/2016	$13.92461	$16.86512	0
01/01/2017 to 12/31/2017	$16.86512	$18.17059	0
01/01/2018 to 12/31/2018	$18.17059	$15.34372	0
01/01/2019 to 12/31/2019	$15.34372	$18.54384	0
ProFund VP NASDAQ-100
01/01/2010 to 12/31/2010	$10.33253	$11.90028	0
01/01/2011 to 12/31/2011	$11.90028	$11.76024	0
01/01/2012 to 12/31/2012	$11.76024	$13.31300	0
01/01/2013 to 12/31/2013	$13.31300	$17.41141	0
01/01/2014 to 12/31/2014	$17.41141	$19.84278	0
01/01/2015 to 12/31/2015	$19.84278	$20.76764	0
01/01/2016 to 12/31/2016	$20.76764	$21.29246	0
01/01/2017 to 12/31/2017	$21.29246	$27.03985	0
01/01/2018 to 12/31/2018	$27.03985	$25.84042	0
01/01/2019 to 12/31/2019	$25.84042	$34.40625	0
ProFund VP Oil & Gas
01/01/2010 to 12/31/2010	$11.47587	$13.16314	0
01/01/2011 to 12/31/2011	$13.16314	$13.10956	0
01/01/2012 to 12/31/2012	$13.10956	$13.13789	0
01/01/2013 to 12/31/2013	$13.13789	$15.87669	0
01/01/2014 to 12/31/2014	$15.87669	$13.78306	0
01/01/2015 to 12/31/2015	$13.78306	$10.28672	0
01/01/2016 to 12/31/2016	$10.28672	$12.44327	0
01/01/2017 to 12/31/2017	$12.44327	$11.73592	0
01/01/2018 to 12/31/2018	$11.73592	$9.11764	0
01/01/2019 to 12/31/2019	$9.11764	$9.63694	0
ProFund VP Pharmaceuticals
01/01/2010 to 12/31/2010	$9.20287	$9.00638	0
01/01/2011 to 12/31/2011	$9.00638	$10.18794	0
01/01/2012 to 12/31/2012	$10.18794	$11.09871	0
01/01/2013 to 12/31/2013	$11.09871	$14.22929	0
01/01/2014 to 12/31/2014	$14.22929	$16.54259	0
01/01/2015 to 12/31/2015	$16.54259	$16.82830	0
01/01/2016 to 12/31/2016	$16.82830	$15.77987	0
01/01/2017 to 12/31/2017	$15.77987	$16.96276	0
01/01/2018 to 12/31/2018	$16.96276	$15.49524	0
01/01/2019 to 12/31/2019	$15.49524	$17.21137	0
ProFund VP Precious Metals
01/01/2010 to 12/31/2010	$13.34204	$17.27482	0
01/01/2011 to 12/31/2011	$17.27482	$13.59321	0
01/01/2012 to 12/31/2012	$13.59321	$11.31301	0
01/01/2013 to 12/31/2013	$11.31301	$6.83744	0
01/01/2014 to 12/31/2014	$6.83744	$5.06998	0
01/01/2015 to 12/31/2015	$5.06998	$3.31567	0
01/01/2016 to 12/31/2016	$3.31567	$5.03243	0
01/01/2017 to 12/31/2017	$5.03243	$5.16067	0
01/01/2018 to 12/31/2018	$5.16067	$4.34883	0
01/01/2019 to 12/31/2019	$4.34883	$6.18345	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Real Estate
01/01/2010 to 12/31/2010	$8.07187	$9.80353	0
01/01/2011 to 12/31/2011	$9.80353	$10.00271	0
01/01/2012 to 12/31/2012	$10.00271	$11.41510	0
01/01/2013 to 12/31/2013	$11.41510	$11.12858	0
01/01/2014 to 12/31/2014	$11.12858	$13.55114	0
01/01/2015 to 12/31/2015	$13.55114	$13.24164	0
01/01/2016 to 12/31/2016	$13.24164	$13.63680	0
01/01/2017 to 12/31/2017	$13.63680	$14.35252	0
01/01/2018 to 12/31/2018	$14.35252	$13.18092	0
01/01/2019 to 12/31/2019	$13.18092	$16.27363	0
ProFund VP Rising Rates Opportunity
01/01/2010 to 12/31/2010	$7.02182	$5.74313	0
01/01/2011 to 12/31/2011	$5.74313	$3.49614	0
01/01/2012 to 12/31/2012	$3.49614	$3.16875	0
01/01/2013 to 12/31/2013	$3.16875	$3.59505	0
01/01/2014 to 12/31/2014	$3.59505	$2.44200	0
01/01/2015 to 12/31/2015	$2.44200	$2.34069	0
01/01/2016 to 12/31/2016	$2.34069	$2.16225	0
01/01/2017 to 12/31/2017	$2.16225	$1.85546	0
01/01/2018 to 12/31/2018	$1.85546	$1.88213	0
01/01/2019 to 12/31/2019	$1.88213	$1.51393	0
ProFund VP Semiconductor
01/01/2010 to 12/31/2010	$7.87504	$8.62208	0
01/01/2011 to 12/31/2011	$8.62208	$8.07072	0
01/01/2012 to 12/31/2012	$8.07072	$7.53254	0
01/01/2013 to 12/31/2013	$7.53254	$9.79292	0
01/01/2014 to 12/31/2014	$9.79292	$12.83204	0
01/01/2015 to 12/31/2015	$12.83204	$12.13901	0
01/01/2016 to 12/31/2016	$12.13901	$15.10065	0
01/01/2017 to 12/31/2017	$15.10065	$19.93925	0
01/01/2018 to 12/31/2018	$19.93925	$17.43091	0
01/01/2019 to 12/31/2019	$17.43091	$25.42866	0
ProFund VP Short Mid-Cap
01/01/2010 to 12/31/2010	$6.43501	$4.64763	0
01/01/2011 to 12/31/2011	$4.64763	$4.15463	0
01/01/2012 to 12/31/2012	$4.15463	$3.27943	0
01/01/2013 to 12/31/2013	$3.27943	$2.30935	0
01/01/2014 to 12/31/2014	$2.30935	$1.96949	0
01/01/2015 to 12/31/2015	$1.96949	$1.88560	0
01/01/2016 to 12/31/2016	$1.88560	$1.46591	0
01/01/2017 to 12/31/2017	$1.46591	$1.21578	0
01/01/2018 to 12/31/2018	$1.21578	$1.31392	0
01/01/2019 to 12/31/2019	$1.31392	$1.00885	0
ProFund VP Short NASDAQ-100
01/01/2010 to 12/31/2010	$6.33082	$4.85974	0
01/01/2011 to 12/31/2011	$4.85974	$4.23776	0
01/01/2012 to 12/31/2012	$4.23776	$3.35147	0
01/01/2013 to 12/31/2013	$3.35147	$2.30449	0
01/01/2014 to 12/31/2014	$2.30449	$1.80939	0
01/01/2015 to 12/31/2015	$1.80939	$1.53249	0
01/01/2016 to 12/31/2016	$1.53249	$1.34259	0
01/01/2017 to 12/31/2017	$1.34259	$0.97761	0
01/01/2018 to 12/31/2018	$0.97761	$0.92456	0
01/01/2019 to 12/31/2019	$0.92456	$0.64786	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Short Small-Cap
01/01/2010 to 12/31/2010	$6.40481	$4.43252	0
01/01/2011 to 12/31/2011	$4.43252	$3.92512	0
01/01/2012 to 12/31/2012	$3.92512	$3.09782	0
01/01/2013 to 12/31/2013	$3.09782	$2.07436	0
01/01/2014 to 12/31/2014	$2.07436	$1.83388	0
01/01/2015 to 12/31/2015	$1.83388	$1.77161	0
01/01/2016 to 12/31/2016	$1.77161	$1.35298	0
01/01/2017 to 12/31/2017	$1.35298	$1.13073	0
01/01/2018 to 12/31/2018	$1.13073	$1.21565	0
01/01/2019 to 12/31/2019	$1.21565	$0.93793	0
ProFund VP Small-Cap Growth
01/01/2010 to 12/31/2010	$8.90339	$10.90299	0
01/01/2011 to 12/31/2011	$10.90299	$10.75614	0
01/01/2012 to 12/31/2012	$10.75614	$11.78356	0
01/01/2013 to 12/31/2013	$11.78356	$16.11724	0
01/01/2014 to 12/31/2014	$16.11724	$16.03926	0
01/01/2015 to 12/31/2015	$16.03926	$15.80544	0
01/01/2016 to 12/31/2016	$15.80544	$18.51077	0
01/01/2017 to 12/31/2017	$18.51077	$20.36930	0
01/01/2018 to 12/31/2018	$20.36930	$18.69636	0
01/01/2019 to 12/31/2019	$18.69636	$21.69157	0
ProFund VP Small-Cap Value
01/01/2010 to 12/31/2010	$8.45179	$10.05175	0
01/01/2011 to 12/31/2011	$10.05175	$9.38920	0
01/01/2012 to 12/31/2012	$9.38920	$10.62212	0
01/01/2013 to 12/31/2013	$10.62212	$14.24409	0
01/01/2014 to 12/31/2014	$14.24409	$14.68040	0
01/01/2015 to 12/31/2015	$14.68040	$13.11498	0
01/01/2016 to 12/31/2016	$13.11498	$16.45105	0
01/01/2017 to 12/31/2017	$16.45105	$17.58071	0
01/01/2018 to 12/31/2018	$17.58071	$14.68709	0
01/01/2019 to 12/31/2019	$14.68709	$17.53319	0
ProFund VP Technology
01/01/2010 to 12/31/2010	$10.56767	$11.39782	0
01/01/2011 to 12/31/2011	$11.39782	$10.95037	0
01/01/2012 to 12/31/2012	$10.95037	$11.76437	0
01/01/2013 to 12/31/2013	$11.76437	$14.34533	0
01/01/2014 to 12/31/2014	$14.34533	$16.50368	0
01/01/2015 to 12/31/2015	$16.50368	$16.46085	0
01/01/2016 to 12/31/2016	$16.46085	$18.01320	0
01/01/2017 to 12/31/2017	$18.01320	$23.72008	0
01/01/2018 to 12/31/2018	$23.72008	$22.56963	0
01/01/2019 to 12/31/2019	$22.56963	$31.91584	0
ProFund VP Telecommunications
01/01/2010 to 12/31/2010	$9.00431	$10.14618	0
01/01/2011 to 12/31/2011	$10.14618	$10.06740	0
01/01/2012 to 12/31/2012	$10.06740	$11.42463	0
01/01/2013 to 12/31/2013	$11.42463	$12.47067	0
01/01/2014 to 12/31/2014	$12.47067	$12.21515	0
01/01/2015 to 12/31/2015	$12.21515	$12.07855	0
01/01/2016 to 12/31/2016	$12.07855	$14.31349	0
01/01/2017 to 12/31/2017	$14.31349	$13.64621	0
01/01/2018 to 12/31/2018	$13.64621	$11.28202	0
01/01/2019 to 12/31/2019	$11.28202	$12.61164	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP U.S. Government Plus
01/01/2010 to 12/31/2010	$10.09648	$10.82770	0
01/01/2011 to 12/31/2011	$10.82770	$15.13688	0
01/01/2012 to 12/31/2012	$15.13688	$14.88598	0
01/01/2013 to 12/31/2013	$14.88598	$11.72755	0
01/01/2014 to 12/31/2014	$11.72755	$15.57976	0
01/01/2015 to 12/31/2015	$15.57976	$14.31854	0
01/01/2016 to 12/31/2016	$14.31854	$13.90438	0
01/01/2017 to 12/31/2017	$13.90438	$14.82894	0
01/01/2018 to 12/31/2018	$14.82894	$13.65814	0
01/01/2019 to 12/31/2019	$13.65814	$15.72707	0
ProFund VP UltraBull
01/01/2010 to 12/31/2010	$5.41325	$6.44143	0
01/01/2011 to 12/31/2011	$6.44143	$5.97118	0
01/01/2012 to 12/31/2012	$5.97118	$7.49716	0
01/01/2013 to 12/31/2013	$7.49716	$12.27174	0
01/01/2014 to 12/31/2014	$12.27174	$14.73037	0
01/01/2015 to 12/31/2015	$14.73037	$13.93363	0
01/01/2016 to 12/31/2016	$13.93363	$16.09692	0
01/01/2017 to 12/31/2017	$16.09692	$22.11160	0
01/01/2018 to 12/31/2018	$22.11160	$18.19410	0
01/01/2019 to 12/31/2019	$18.19410	$28.38387	0
ProFund VP UltraMid-Cap
01/01/2010 to 12/31/2010	$6.49549	$9.46987	0
01/01/2011 to 12/31/2011	$9.46987	$7.96495	0
01/01/2012 to 12/31/2012	$7.96495	$10.27789	0
01/01/2013 to 12/31/2013	$10.27789	$17.08000	0
01/01/2014 to 12/31/2014	$17.08000	$19.18817	0
01/01/2015 to 12/31/2015	$19.18817	$16.97922	0
01/01/2016 to 12/31/2016	$16.97922	$22.80933	0
01/01/2017 to 12/31/2017	$22.80933	$28.63015	0
01/01/2018 to 12/31/2018	$28.63015	$20.41699	0
01/01/2019 to 12/31/2019	$20.41699	$29.38974	0
ProFund VP UltraNASDAQ-100
01/01/2010 to 12/31/2010	$8.02910	$10.57514	0
01/01/2011 to 12/31/2011	$10.57514	$10.17764	0
01/01/2012 to 12/31/2012	$10.17764	$13.25839	0
01/01/2013 to 12/31/2013	$13.25839	$23.12179	0
01/01/2014 to 12/31/2014	$23.12179	$30.59239	0
01/01/2015 to 12/31/2015	$30.59239	$33.85059	0
01/01/2016 to 12/31/2016	$33.85059	$35.81616	0
01/01/2017 to 12/31/2017	$35.81616	$58.72888	0
01/01/2018 to 12/31/2018	$58.72888	$51.68378	0
01/01/2019 to 12/31/2019	$51.68378	$90.44503	0
ProFund VP UltraSmall-Cap
01/01/2010 to 12/31/2010	$4.98960	$7.21425	0
01/01/2011 to 12/31/2011	$7.21425	$5.70335	0
01/01/2012 to 12/31/2012	$5.70335	$7.19430	0
01/01/2013 to 12/31/2013	$7.19430	$13.08019	0
01/01/2014 to 12/31/2014	$13.08019	$13.42530	0
01/01/2015 to 12/31/2015	$13.42530	$11.37943	0
01/01/2016 to 12/31/2016	$11.37943	$15.47294	0
01/01/2017 to 12/31/2017	$15.47294	$18.86987	0
01/01/2018 to 12/31/2018	$18.86987	$13.42302	0
01/01/2019 to 12/31/2019	$13.42302	$19.26203	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
ProFund VP Utilities
01/01/2010 to 12/31/2010	$10.14168	$10.46587	0
01/01/2011 to 12/31/2011	$10.46587	$11.97937	0
01/01/2012 to 12/31/2012	$11.97937	$11.68357	0
01/01/2013 to 12/31/2013	$11.68357	$12.89478	0
01/01/2014 to 12/31/2014	$12.89478	$15.81070	0
01/01/2015 to 12/31/2015	$15.81070	$14.41364	0
01/01/2016 to 12/31/2016	$14.41364	$16.15677	0
01/01/2017 to 12/31/2017	$16.15677	$17.41238	0
01/01/2018 to 12/31/2018	$17.41238	$17.44627	0
01/01/2019 to 12/31/2019	$17.44627	$20.87983	0
PSF SP International Growth Portfolio
01/01/2010 to 12/31/2010	$9.95424	$11.05384	0
01/01/2011 to 12/31/2011	$11.05384	$9.16088	0
01/01/2012 to 12/31/2012	$9.16088	$10.92060	0
01/01/2013 to 12/31/2013	$10.92060	$12.64376	0
01/01/2014 to 12/31/2014	$12.64376	$11.61118	0
01/01/2015 to 12/31/2015	$11.61118	$11.69002	0
01/01/2016 to 12/31/2016	$11.69002	$10.97893	0
01/01/2017 to 12/31/2017	$10.97893	$14.52441	0
01/01/2018 to 12/31/2018	$14.52441	$12.33231	0
01/01/2019 to 12/31/2019	$12.33231	$15.90159	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.92993	$10.74975	0
01/01/2011 to 12/31/2011	$10.74975	$9.13138	0
01/01/2012 to 12/31/2012	$9.13138	$10.11032	0
01/01/2013 to 12/31/2013	$10.11032	$11.81095	0
01/01/2014 to 12/31/2014	$11.81095	$10.89403	0
01/01/2015 to 12/31/2015	$10.89403	$10.85433	0
01/01/2016 to 12/31/2016	$10.85433	$10.91703	0
01/01/2017 to 12/31/2017	$10.91703	$13.27741	0
01/01/2018 to 12/31/2018	$13.27741	$10.75017	0
01/01/2019 to 12/31/2019	$10.75017	$12.09391	32
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.95682	$13.75666	177
01/01/2011 to 12/31/2011	$13.75666	$12.68176	168
01/01/2012 to 12/31/2012	$12.68176	$14.91518	209
01/01/2013 to 12/31/2013	$14.91518	$20.37009	17
01/01/2014 to 12/31/2014	$20.37009	$20.65143	44
01/01/2015 to 12/31/2015	$20.65143	$20.44054	28
01/01/2016 to 12/31/2016	$20.44054	$20.06318	15
01/01/2017 to 12/31/2017	$20.06318	$26.37410	20
01/01/2018 to 12/31/2018	$26.37410	$25.81772	0
01/01/2019 to 12/31/2019	$25.81772	$34.55011	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59300	$12.19362	0
01/01/2011 to 12/31/2011	$12.19362	$11.36138	0
01/01/2012 to 12/31/2012	$11.36138	$11.96296	0
01/01/2013 to 12/31/2013	$11.96296	$17.54294	0
01/01/2014 to 12/31/2014	$17.54294	$16.80062	0
01/01/2015 to 12/31/2015	$16.80062	$15.93263	0
01/01/2016 to 12/31/2016	$15.93263	$16.77705	0
01/01/2017 to 12/31/2017	$16.77705	$20.61380	0
01/01/2018 to 12/31/2018	$20.61380	$20.37063	0
01/01/2019 to 12/31/2019	$20.37063	$24.86297	0
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Nonqualified Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.96159	$11.04184	243,717
01/01/2011 to 12/31/2011	$11.04184	$10.64084	237,622
01/01/2012 to 12/31/2012	$10.64084	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
01/01/2019 to 12/31/2019	$13.56731	$15.58812	440,997
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$10.08543	$11.35313	184,259
01/01/2011 to 12/31/2011	$11.35313	$11.25238	191,948
01/01/2012 to 12/31/2012	$11.25238	$12.66016	256,281
01/01/2013 to 12/31/2013	$12.66016	$14.60882	239,800
01/01/2014 to 12/31/2014	$14.60882	$15.34617	259,478
01/01/2015 to 12/31/2015	$15.34617	$15.31476	288,381
01/01/2016 to 12/31/2016	$15.31476	$16.23932	347,500
01/01/2017 to 12/31/2017	$16.23932	$18.79860	347,344
01/01/2018 to 12/31/2018	$18.79860	$17.51425	312,366
01/01/2019 to 12/31/2019	$17.51425	$21.12943	358,071
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.80238	$9.75301	52,644
01/01/2011 to 12/31/2011	$9.75301	$9.48020	111,110
01/01/2012 to 12/31/2012	$9.48020	$10.35036	139,141
01/01/2013 to 12/31/2013	$10.35036	$11.52146	120,205
01/01/2014 to 12/31/2014	$11.52146	$11.99252	133,536
01/01/2015 to 12/31/2015	$11.99252	$11.85291	136,474
01/01/2016 to 12/31/2016	$11.85291	$12.29955	181,299
01/01/2017 to 12/31/2017	$12.29955	$14.15345	179,102
01/01/2018 to 12/31/2018	$14.15345	$12.90392	147,063
01/01/2019 to 12/31/2019	$12.90392	$15.08040	158,042
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.21620	$11.35945	323,653
01/01/2011 to 12/31/2011	$11.35945	$11.10921	402,312
01/01/2012 to 12/31/2012	$11.10921	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792
01/01/2019 to 12/31/2019	$17.02790	$20.13092	1,383,121

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$18.14757	$18.66660	283,949
01/01/2011 to 12/31/2011	$18.66660	$18.89558	241,831
01/01/2012 to 12/31/2012	$18.89558	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
01/01/2019 to 12/31/2019	$18.85686	$19.53091	356,556
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.78193	$10.97936	364,312
01/01/2011 to 12/31/2011	$10.97936	$10.60593	310,209
01/01/2012 to 12/31/2012	$10.60593	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850
01/01/2019 to 12/31/2019	$17.52258	$21.20681	1,359,282
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.20147	$9.75937	8,104
01/01/2011 to 12/31/2011	$9.75937	$9.17508	10,323
01/01/2012 to 12/31/2012	$9.17508	$11.51795	14,435
01/01/2013 to 12/31/2013	$11.51795	$11.89855	14,755
01/01/2014 to 12/31/2014	$11.89855	$13.41964	25,783
01/01/2015 to 12/31/2015	$13.41964	$13.27368	17,624
01/01/2016 to 12/31/2016	$13.27368	$13.25863	20,239
01/01/2017 to 12/31/2017	$13.25863	$14.55529	14,449
01/01/2018 to 12/31/2018	$14.55529	$13.73036	15,071
01/01/2019 to 12/31/2019	$13.73036	$17.00844	28,186
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$20.71416	$26.39075	88,762
01/01/2011 to 12/31/2011	$26.39075	$27.84886	75,280
01/01/2012 to 12/31/2012	$27.84886	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
01/01/2019 to 12/31/2019	$44.95306	$58.39609	46,577
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$24.04653	$30.17830	78,409
01/01/2011 to 12/31/2011	$30.17830	$30.26582	68,981
01/01/2012 to 12/31/2012	$30.26582	$34.66418	62,151
01/01/2013 to 12/31/2013	$34.66418	$47.63708	51,383
01/01/2014 to 12/31/2014	$47.63708	$50.55541	48,790
01/01/2015 to 12/31/2015	$50.55541	$47.30014	52,668
01/01/2016 to 12/31/2016	$47.30014	$58.21270	52,315
01/01/2017 to 12/31/2017	$58.21270	$64.65626	51,006
01/01/2018 to 12/31/2018	$64.65626	$55.00434	43,775
01/01/2019 to 12/31/2019	$55.00434	$66.78080	41,011

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$18.08713	$20.32352	182,892
01/01/2011 to 12/31/2011	$20.32352	$20.75893	158,058
01/01/2012 to 12/31/2012	$20.75893	$23.40259	149,195
01/01/2013 to 12/31/2013	$23.40259	$24.83224	127,818
01/01/2014 to 12/31/2014	$24.83224	$25.21272	119,011
01/01/2015 to 12/31/2015	$25.21272	$24.07132	117,177
01/01/2016 to 12/31/2016	$24.07132	$27.49997	134,011
01/01/2017 to 12/31/2017	$27.49997	$29.25979	118,798
01/01/2018 to 12/31/2018	$29.25979	$28.39032	116,416
01/01/2019 to 12/31/2019	$28.39032	$32.40652	129,389
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$17.40422	$19.49750	184,694
01/01/2011 to 12/31/2011	$19.49750	$18.49519	150,135
01/01/2012 to 12/31/2012	$18.49519	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010
01/01/2019 to 12/31/2019	$36.24151	$46.47188	107,070
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$20.36525	$21.60723	99,329
01/01/2011 to 12/31/2011	$21.60723	$19.43423	88,820
01/01/2012 to 12/31/2012	$19.43423	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
01/01/2019 to 12/31/2019	$25.28549	$31.84726	120,904
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$20.60587	$21.89274	83,097
01/01/2011 to 12/31/2011	$21.89274	$21.72461	94,146
01/01/2012 to 12/31/2012	$21.72461	$23.81283	101,774
01/01/2013 to 12/31/2013	$23.81283	$26.17549	113,447
01/01/2014 to 12/31/2014	$26.17549	$27.32580	111,693
01/01/2015 to 12/31/2015	$27.32580	$27.00336	113,673
01/01/2016 to 12/31/2016	$27.00336	$27.75991	118,334
01/01/2017 to 12/31/2017	$27.75991	$30.81994	120,417
01/01/2018 to 12/31/2018	$30.81994	$28.94613	110,885
01/01/2019 to 12/31/2019	$28.94613	$32.84319	127,531
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.97101	$18.93443	364,357
01/01/2011 to 12/31/2011	$18.93443	$18.57408	314,477
01/01/2012 to 12/31/2012	$18.57408	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719
01/01/2019 to 12/31/2019	$44.15911	$57.54562	290,184

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.96444	$15.49029	128,001
01/01/2011 to 12/31/2011	$15.49029	$14.85514	129,617
01/01/2012 to 12/31/2012	$14.85514	$18.10048	130,547
01/01/2013 to 12/31/2013	$18.10048	$22.87131	118,400
01/01/2014 to 12/31/2014	$22.87131	$23.46465	130,400
01/01/2015 to 12/31/2015	$23.46465	$22.88968	137,627
01/01/2016 to 12/31/2016	$22.88968	$24.27273	113,301
01/01/2017 to 12/31/2017	$24.27273	$29.75940	143,045
01/01/2018 to 12/31/2018	$29.75940	$26.64602	134,652
01/01/2019 to 12/31/2019	$26.64602	$34.28218	129,332
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.36988	163,468
01/01/2013 to 12/31/2013	$10.36988	$12.20785	196,043
01/01/2014 to 12/31/2014	$12.20785	$12.70680	234,433
01/01/2015 to 12/31/2015	$12.70680	$12.42361	185,975
01/01/2016 to 12/31/2016	$12.42361	$12.83122	170,794
01/01/2017 to 12/31/2017	$12.83122	$14.79827	195,106
01/01/2018 to 12/31/2018	$14.79827	$13.43728	165,396
01/01/2019 to 12/31/2019	$13.43728	$16.33113	184,101
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$7.75095	$8.65441	303,538
01/01/2011 to 12/31/2011	$8.65441	$8.51702	270,926
01/01/2012 to 12/31/2012	$8.51702	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898
01/01/2019 to 12/31/2019	$20.15385	$27.49017	235,797
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.94864	$5.87050	288,663
01/01/2011 to 12/31/2011	$5.87050	$5.63884	242,754
01/01/2012 to 12/31/2012	$5.63884	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352
01/01/2019 to 12/31/2019	$10.80137	$13.91803	660,545
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$28.55300	$34.89213	147,445
01/01/2011 to 12/31/2011	$34.89213	$33.68548	125,064
01/01/2012 to 12/31/2012	$33.68548	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
01/01/2019 to 12/31/2019	$63.28798	$75.82226	92,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.94265	$11.97851	203,990
01/01/2011 to 12/31/2011	$11.97851	$11.97699	173,004
01/01/2012 to 12/31/2012	$11.97699	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067
01/01/2019 to 12/31/2019	$16.09460	$18.28231	656,877
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.50747	$10.02421	119,611
01/01/2011 to 12/31/2011	$10.02421	$9.30737	121,090
01/01/2012 to 12/31/2012	$9.30737	$10.40479	69,098
01/01/2013 to 12/31/2013	$10.40479	$12.05451	57,048
01/01/2014 to 12/31/2014	$12.05451	$13.03159	91,309
01/01/2015 to 12/31/2015	$13.03159	$12.82229	236,779
01/01/2016 to 12/31/2016	$12.82229	$13.97569	294,371
01/01/2017 to 12/31/2017	$13.97569	$16.06333	629,980
01/01/2018 to 12/31/2018	$16.06333	$14.69404	560,227
01/01/2019 to 12/31/2019	$14.69404	$17.33702	700,212
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$11.13529	$12.68306	148,208
01/01/2011 to 12/31/2011	$12.68306	$12.99051	123,296
01/01/2012 to 12/31/2012	$12.99051	$15.27887	121,362
01/01/2013 to 12/31/2013	$15.27887	$20.03106	108,667
01/01/2014 to 12/31/2014	$20.03106	$23.24438	131,331
01/01/2015 to 12/31/2015	$23.24438	$23.72061	133,482
01/01/2016 to 12/31/2016	$23.72061	$26.97020	132,429
01/01/2017 to 12/31/2017	$26.97020	$32.64232	120,335
01/01/2018 to 12/31/2018	$32.64232	$29.65905	141,131
01/01/2019 to 12/31/2019	$29.65905	$36.54615	137,851
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99917	$8.93949	0
01/01/2012 to 12/31/2012	$8.93949	$10.01453	5,703
01/01/2013 to 12/31/2013	$10.01453	$12.13505	7,780
01/01/2014 to 12/31/2014	$12.13505	$12.79471	37,229
01/01/2015 to 12/31/2015	$12.79471	$12.68580	42,256
01/01/2016 to 12/31/2016	$12.68580	$13.35312	60,495
01/01/2017 to 12/31/2017	$13.35312	$15.62461	53,957
01/01/2018 to 12/31/2018	$15.62461	$14.45795	46,702
01/01/2019 to 12/31/2019	$14.45795	$17.34851	43,701
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.91508	$13.01055	81,914
01/01/2011 to 12/31/2011	$13.01055	$11.19172	137,269
01/01/2012 to 12/31/2012	$11.19172	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
01/01/2019 to 12/31/2019	$22.99549	$31.07100	128,089

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$20.48991	$25.55800	142,958
01/01/2011 to 12/31/2011	$25.55800	$23.79052	125,180
01/01/2012 to 12/31/2012	$23.79052	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361
01/01/2019 to 12/31/2019	$41.70798	$50.36634	90,240
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$23.12004	$25.52903	132,162
01/01/2011 to 12/31/2011	$25.52903	$25.77538	105,184
01/01/2012 to 12/31/2012	$25.77538	$28.96141	159,208
01/01/2013 to 12/31/2013	$28.96141	$33.49821	197,834
01/01/2014 to 12/31/2014	$33.49821	$35.11320	243,904
01/01/2015 to 12/31/2015	$35.11320	$34.77685	273,978
01/01/2016 to 12/31/2016	$34.77685	$37.02698	341,435
01/01/2017 to 12/31/2017	$37.02698	$42.30547	347,846
01/01/2018 to 12/31/2018	$42.30547	$39.64949	370,237
01/01/2019 to 12/31/2019	$39.64949	$47.43491	445,916
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.73192	$11.94657	84,321
01/01/2011 to 12/31/2011	$11.94657	$11.76908	70,324
01/01/2012 to 12/31/2012	$11.76908	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
01/01/2019 to 12/31/2019	$17.84384	$22.25316	585,828
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$49.41639	$58.92879	51,233
01/01/2011 to 12/31/2011	$58.92879	$49.63707	45,841
01/01/2012 to 12/31/2012	$49.63707	$50.91767	40,026
01/01/2013 to 12/31/2013	$50.91767	$58.16181	34,744
01/01/2014 to 12/31/2014	$58.16181	$52.76641	34,309
01/01/2015 to 12/31/2015	$52.76641	$42.18148	39,346
01/01/2016 to 12/31/2016	$42.18148	$52.03982	36,992
01/01/2017 to 12/31/2017	$52.03982	$56.83055	36,860
01/01/2018 to 12/31/2018	$56.83055	$46.89028	33,537
01/01/2019 to 12/31/2019	$46.89028	$54.25085	33,379
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$17.48558	$18.30498	130,474
01/01/2011 to 12/31/2011	$18.30498	$18.86935	127,285
01/01/2012 to 12/31/2012	$18.86935	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
01/01/2019 to 12/31/2019	$18.55587	$18.66503	136,761

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.88890	$14.54868	63,900
01/01/2011 to 12/31/2011	$14.54868	$13.90624	39,508
01/01/2012 to 12/31/2012	$13.90624	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156
01/01/2019 to 12/31/2019	$24.61150	$29.03026	32,563
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$9.02003	$10.23683	85,069
01/01/2011 to 12/31/2011	$10.23683	$9.78440	56,049
01/01/2012 to 12/31/2012	$9.78440	$10.75268	53,655
01/01/2013 to 12/31/2013	$10.75268	$12.82771	94,298
01/01/2014 to 12/31/2014	$12.82771	$13.39852	148,953
01/01/2015 to 12/31/2015	$13.39852	$13.18066	134,144
01/01/2016 to 12/31/2016	$13.18066	$13.90040	167,653
01/01/2017 to 12/31/2017	$13.90040	$15.63242	174,058
01/01/2018 to 12/31/2018	$15.63242	$14.70192	147,928
01/01/2019 to 12/31/2019	$14.70192	$17.54654	191,206
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.35775	$11.05377	13,807
01/01/2011 to 12/31/2011	$11.05377	$11.60263	26,245
01/01/2012 to 12/31/2012	$11.60263	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461
01/01/2019 to 12/31/2019	$13.62211	$15.14479	450,459
*Denotes the start date of these sub-accounts

ASAP III
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Qualified Beneficiary Continuation Option - 1.40% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.79831	$10.81708	6,859,093
01/01/2011 to 12/31/2011	$10.81708	$10.38228	5,711,531
01/01/2012 to 12/31/2012	$10.38228	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
01/01/2019 to 12/31/2019	$12.86718	$14.72391	5,536,253
AST Advanced Strategies Portfolio
01/01/2010 to 12/31/2010	$9.93166	$11.13490	1,675,735
01/01/2011 to 12/31/2011	$11.13490	$10.99153	1,435,903
01/01/2012 to 12/31/2012	$10.99153	$12.31673	1,418,761
01/01/2013 to 12/31/2013	$12.31673	$14.15498	1,598,371
01/01/2014 to 12/31/2014	$14.15498	$14.80940	2,050,271
01/01/2015 to 12/31/2015	$14.80940	$14.71926	2,247,984
01/01/2016 to 12/31/2016	$14.71926	$15.54500	2,972,623
01/01/2017 to 12/31/2017	$15.54500	$17.92228	3,782,375
01/01/2018 to 12/31/2018	$17.92228	$16.62986	3,872,669
01/01/2019 to 12/31/2019	$16.62986	$19.98140	3,455,129
AST AllianzGI World Trends Portfolio
01/01/2010 to 12/31/2010	$8.72709	$9.63045	1,076,591
01/01/2011 to 12/31/2011	$9.63045	$9.32329	1,088,402
01/01/2012 to 12/31/2012	$9.32329	$10.13781	1,208,847
01/01/2013 to 12/31/2013	$10.13781	$11.23930	1,075,643
01/01/2014 to 12/31/2014	$11.23930	$11.65145	1,047,164
01/01/2015 to 12/31/2015	$11.65145	$11.46930	988,104
01/01/2016 to 12/31/2016	$11.46930	$11.85353	1,029,666
01/01/2017 to 12/31/2017	$11.85353	$13.58528	977,838
01/01/2018 to 12/31/2018	$13.58528	$12.33556	981,054
01/01/2019 to 12/31/2019	$12.33556	$14.35795	842,860
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.04850	$11.12800	5,591,782
01/01/2011 to 12/31/2011	$11.12800	$10.83909	4,650,465
01/01/2012 to 12/31/2012	$10.83909	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479
01/01/2019 to 12/31/2019	$16.14950	$19.01531	5,379,230

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$17.10139	$17.51939	10,893,336
01/01/2011 to 12/31/2011	$17.51939	$17.66265	8,916,345
01/01/2012 to 12/31/2012	$17.66265	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
01/01/2019 to 12/31/2019	$17.13398	$17.67486	3,330,585
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.62144	$10.75564	5,658,094
01/01/2011 to 12/31/2011	$10.75564	$10.34786	4,500,509
01/01/2012 to 12/31/2012	$10.34786	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935
01/01/2019 to 12/31/2019	$16.61840	$20.03129	8,654,530
AST Cohen & Steers Global Realty Portfolio
01/01/2010 to 12/31/2010	$8.15324	$9.66300	613
01/01/2011 to 12/31/2011	$9.66300	$9.04780	1,153
01/01/2012 to 12/31/2012	$9.04780	$11.31224	4,307
01/01/2013 to 12/31/2013	$11.31224	$11.63885	4,634
01/01/2014 to 12/31/2014	$11.63885	$13.07381	9,529
01/01/2015 to 12/31/2015	$13.07381	$12.87917	9,006
01/01/2016 to 12/31/2016	$12.87917	$12.81297	9,651
01/01/2017 to 12/31/2017	$12.81297	$14.00933	12,593
01/01/2018 to 12/31/2018	$14.00933	$13.16170	11,053
01/01/2019 to 12/31/2019	$13.16170	$16.23816	11,581
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$19.73162	$25.03747	2,054,835
01/01/2011 to 12/31/2011	$25.03747	$26.31435	1,636,127
01/01/2012 to 12/31/2012	$26.31435	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
01/01/2019 to 12/31/2019	$41.28906	$53.41975	517,363
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$22.90617	$28.63102	2,139,113
01/01/2011 to 12/31/2011	$28.63102	$28.59829	1,706,410
01/01/2012 to 12/31/2012	$28.59829	$32.62172	1,431,288
01/01/2013 to 12/31/2013	$32.62172	$44.64913	1,250,722
01/01/2014 to 12/31/2014	$44.64913	$47.19296	1,086,290
01/01/2015 to 12/31/2015	$47.19296	$43.97560	935,154
01/01/2016 to 12/31/2016	$43.97560	$53.90327	800,779
01/01/2017 to 12/31/2017	$53.90327	$59.62848	694,243
01/01/2018 to 12/31/2018	$59.62848	$50.52072	599,847
01/01/2019 to 12/31/2019	$50.52072	$61.08934	537,596

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2010 to 12/31/2010	$17.60796	$19.70522	6,013,578
01/01/2011 to 12/31/2011	$19.70522	$20.04621	4,860,005
01/01/2012 to 12/31/2012	$20.04621	$22.50759	4,606,006
01/01/2013 to 12/31/2013	$22.50759	$23.78603	3,969,184
01/01/2014 to 12/31/2014	$23.78603	$24.05291	2,555,840
01/01/2015 to 12/31/2015	$24.05291	$22.87106	2,162,116
01/01/2016 to 12/31/2016	$22.87106	$26.02347	2,049,277
01/01/2017 to 12/31/2017	$26.02347	$27.57716	1,858,588
01/01/2018 to 12/31/2018	$27.57716	$26.64894	1,411,625
01/01/2019 to 12/31/2019	$26.64894	$30.29598	1,326,908
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$17.31043	$19.31418	4,821,463
01/01/2011 to 12/31/2011	$19.31418	$18.24735	3,892,159
01/01/2012 to 12/31/2012	$18.24735	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509
01/01/2019 to 12/31/2019	$34.75632	$44.38727	1,398,612
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$32.16453	$33.98828	2,383,365
01/01/2011 to 12/31/2011	$33.98828	$30.44657	1,957,140
01/01/2012 to 12/31/2012	$30.44657	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932
01/01/2019 to 12/31/2019	$38.50595	$48.30270	761,508
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2010 to 12/31/2010	$21.24283	$22.47846	3,035,081
01/01/2011 to 12/31/2011	$22.47846	$22.21586	2,464,540
01/01/2012 to 12/31/2012	$22.21586	$24.25260	2,113,388
01/01/2013 to 12/31/2013	$24.25260	$26.55124	1,842,468
01/01/2014 to 12/31/2014	$26.55124	$27.60595	1,643,068
01/01/2015 to 12/31/2015	$27.60595	$27.16973	1,500,221
01/01/2016 to 12/31/2016	$27.16973	$27.81835	1,413,371
01/01/2017 to 12/31/2017	$27.81835	$30.76036	1,385,459
01/01/2018 to 12/31/2018	$30.76036	$28.77270	1,277,500
01/01/2019 to 12/31/2019	$28.77270	$32.51436	1,127,514
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.21143	$17.96108	13,671,294
01/01/2011 to 12/31/2011	$17.96108	$17.54824	10,865,925
01/01/2012 to 12/31/2012	$17.54824	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
01/01/2019 to 12/31/2019	$40.55449	$52.63467	6,440,550

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2010 to 12/31/2010	$13.39896	$14.80290	1,882,386
01/01/2011 to 12/31/2011	$14.80290	$14.13870	1,567,778
01/01/2012 to 12/31/2012	$14.13870	$17.15779	1,345,547
01/01/2013 to 12/31/2013	$17.15779	$21.59260	1,264,615
01/01/2014 to 12/31/2014	$21.59260	$22.06323	1,103,149
01/01/2015 to 12/31/2015	$22.06323	$21.43554	990,398
01/01/2016 to 12/31/2016	$21.43554	$22.63908	892,389
01/01/2017 to 12/31/2017	$22.63908	$27.64470	828,684
01/01/2018 to 12/31/2018	$27.64470	$24.65191	771,766
01/01/2019 to 12/31/2019	$24.65191	$31.58841	671,199
AST MFS Growth Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99884	$10.34147	4,901,121
01/01/2013 to 12/31/2013	$10.34147	$12.12535	4,080,500
01/01/2014 to 12/31/2014	$12.12535	$12.56996	3,469,189
01/01/2015 to 12/31/2015	$12.56996	$12.24008	3,033,702
01/01/2016 to 12/31/2016	$12.24008	$12.59068	2,680,231
01/01/2017 to 12/31/2017	$12.59068	$14.46236	2,401,480
01/01/2018 to 12/31/2018	$14.46236	$13.07893	2,064,578
01/01/2019 to 12/31/2019	$13.07893	$15.83125	1,825,743
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$7.43685	$8.27021	12,292,529
01/01/2011 to 12/31/2011	$8.27021	$8.10610	10,114,014
01/01/2012 to 12/31/2012	$8.10610	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316
01/01/2019 to 12/31/2019	$18.64522	$25.32966	3,439,971
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.75836	$5.62196	6,101,814
01/01/2011 to 12/31/2011	$5.62196	$5.37833	4,535,367
01/01/2012 to 12/31/2012	$5.37833	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702
01/01/2019 to 12/31/2019	$10.01412	$12.85141	9,266,517
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$28.05100	$34.14026	5,420,696
01/01/2011 to 12/31/2011	$34.14026	$32.82655	4,323,383
01/01/2012 to 12/31/2012	$32.82655	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
01/01/2019 to 12/31/2019	$59.95055	$71.53346	1,343,273

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.76349	$11.73478	5,322,609
01/01/2011 to 12/31/2011	$11.73478	$11.68598	5,359,826
01/01/2012 to 12/31/2012	$11.68598	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564
01/01/2019 to 12/31/2019	$15.26462	$17.26955	5,375,267
AST Prudential Growth Allocation Portfolio
01/01/2010 to 12/31/2010	$8.37763	$9.83135	1,121,959
01/01/2011 to 12/31/2011	$9.83135	$9.09146	986,838
01/01/2012 to 12/31/2012	$9.09146	$10.12224	1,006,570
01/01/2013 to 12/31/2013	$10.12224	$11.67981	908,794
01/01/2014 to 12/31/2014	$11.67981	$12.57551	1,537,876
01/01/2015 to 12/31/2015	$12.57551	$12.32353	2,144,128
01/01/2016 to 12/31/2016	$12.32353	$13.37799	3,114,057
01/01/2017 to 12/31/2017	$13.37799	$15.31448	6,106,309
01/01/2018 to 12/31/2018	$15.31448	$13.95200	5,913,093
01/01/2019 to 12/31/2019	$13.95200	$16.39502	5,155,128
AST QMA US Equity Alpha Portfolio
01/01/2010 to 12/31/2010	$10.60728	$12.03274	4,770,751
01/01/2011 to 12/31/2011	$12.03274	$12.27465	3,959,676
01/01/2012 to 12/31/2012	$12.27465	$14.37843	3,213,985
01/01/2013 to 12/31/2013	$14.37843	$18.77444	2,695,646
01/01/2014 to 12/31/2014	$18.77444	$21.69801	2,432,339
01/01/2015 to 12/31/2015	$21.69801	$22.05306	2,070,601
01/01/2016 to 12/31/2016	$22.05306	$24.97319	1,850,927
01/01/2017 to 12/31/2017	$24.97319	$30.10357	1,641,725
01/01/2018 to 12/31/2018	$30.10357	$27.24112	1,409,851
01/01/2019 to 12/31/2019	$27.24112	$33.43119	1,226,964
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99884	$8.91513	0
01/01/2012 to 12/31/2012	$8.91513	$9.94679	0
01/01/2013 to 12/31/2013	$9.94679	$12.00409	17,447
01/01/2014 to 12/31/2014	$12.00409	$12.60549	16,537
01/01/2015 to 12/31/2015	$12.60549	$12.44771	39,913
01/01/2016 to 12/31/2016	$12.44771	$13.04968	69,989
01/01/2017 to 12/31/2017	$13.04968	$15.20802	121,143
01/01/2018 to 12/31/2018	$15.20802	$14.01525	117,425
01/01/2019 to 12/31/2019	$14.01525	$16.74932	124,461
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.55274	$12.48459	2,233,337
01/01/2011 to 12/31/2011	$12.48459	$10.69598	6,022,637
01/01/2012 to 12/31/2012	$10.69598	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
01/01/2019 to 12/31/2019	$21.36279	$28.74833	1,923,581

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$19.43917	$24.14936	4,383,068
01/01/2011 to 12/31/2011	$24.14936	$22.38867	3,448,221
01/01/2012 to 12/31/2012	$22.38867	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607
01/01/2019 to 12/31/2019	$38.15322	$45.88763	1,088,105
AST T. Rowe Price Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$23.18567	$25.49814	4,310,936
01/01/2011 to 12/31/2011	$25.49814	$25.64038	3,582,585
01/01/2012 to 12/31/2012	$25.64038	$28.69302	3,198,085
01/01/2013 to 12/31/2013	$28.69302	$33.05369	3,045,131
01/01/2014 to 12/31/2014	$33.05369	$34.50721	3,033,107
01/01/2015 to 12/31/2015	$34.50721	$34.03841	3,090,797
01/01/2016 to 12/31/2016	$34.03841	$36.09484	2,947,259
01/01/2017 to 12/31/2017	$36.09484	$41.07424	3,094,364
01/01/2018 to 12/31/2018	$41.07424	$38.33899	2,973,482
01/01/2019 to 12/31/2019	$38.33899	$45.68190	2,631,974
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.33955	$11.46331	2,336,317
01/01/2011 to 12/31/2011	$11.46331	$11.24735	1,901,525
01/01/2012 to 12/31/2012	$11.24735	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362
01/01/2019 to 12/31/2019	$16.57594	$20.58841	6,552,217
AST T. Rowe Price Natural Resources Portfolio
01/01/2010 to 12/31/2010	$46.56557	$55.30491	1,447,315
01/01/2011 to 12/31/2011	$55.30491	$46.39649	1,197,760
01/01/2012 to 12/31/2012	$46.39649	$47.40074	955,065
01/01/2013 to 12/31/2013	$47.40074	$53.92569	760,187
01/01/2014 to 12/31/2014	$53.92569	$48.72523	662,880
01/01/2015 to 12/31/2015	$48.72523	$38.79334	572,522
01/01/2016 to 12/31/2016	$38.79334	$47.66698	528,023
01/01/2017 to 12/31/2017	$47.66698	$51.84538	419,659
01/01/2018 to 12/31/2018	$51.84538	$42.60308	357,928
01/01/2019 to 12/31/2019	$42.60308	$49.09154	316,127
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$16.28603	$16.98032	3,320,976
01/01/2011 to 12/31/2011	$16.98032	$17.43333	2,810,279
01/01/2012 to 12/31/2012	$17.43333	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725
01/01/2019 to 12/31/2019	$16.66437	$16.69463	1,083,981

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.45433	$13.96046	1,567,706
01/01/2011 to 12/31/2011	$13.96046	$13.29015	1,252,740
01/01/2012 to 12/31/2012	$13.29015	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219
01/01/2019 to 12/31/2019	$22.86353	$26.85937	387,825
AST Wellington Management Hedged Equity Portfolio
01/01/2010 to 12/31/2010	$8.87198	$10.02815	1,379,070
01/01/2011 to 12/31/2011	$10.02815	$9.54634	1,023,053
01/01/2012 to 12/31/2012	$9.54634	$10.44870	894,290
01/01/2013 to 12/31/2013	$10.44870	$12.41476	1,073,146
01/01/2014 to 12/31/2014	$12.41476	$12.91475	900,417
01/01/2015 to 12/31/2015	$12.91475	$12.65328	811,799
01/01/2016 to 12/31/2016	$12.65328	$13.29053	872,743
01/01/2017 to 12/31/2017	$13.29053	$14.88638	886,232
01/01/2018 to 12/31/2018	$14.88638	$13.94339	803,011
01/01/2019 to 12/31/2019	$13.94339	$16.57398	739,085
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.26911	$10.91487	675,981
01/01/2011 to 12/31/2011	$10.91487	$11.41068	908,418
01/01/2012 to 12/31/2012	$11.41068	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
01/01/2019 to 12/31/2019	$13.02235	$14.41951	2,741,774
*Denotes the start date of these sub-accounts

A-1

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV Cliff M&E (0.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.60730	$11.94339	254,519
01/01/2013 to 12/31/2013	$11.94339	$13.01638	606,620
01/01/2014 to 12/31/2014	$13.01638	$13.39182	755,726
01/01/2015 to 12/31/2015	$13.39182	$12.84414	770,816
01/01/2016 to 12/31/2016	$12.84414	$13.53517	1,027,754
01/01/2017 to 12/31/2017	$13.53517	$15.10166	1,338,105
01/01/2018 to 12/31/2018	$15.10166	$13.74762	1,104,027
01/01/2019 to 12/31/2019	$13.74762	$15.81116	1,243,853
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.26595	$12.45894	202,391
01/01/2013 to 12/31/2013	$12.45894	$14.52571	630,765
01/01/2014 to 12/31/2014	$14.52571	$15.33385	797,400
01/01/2015 to 12/31/2015	$15.33385	$15.26817	960,602
01/01/2016 to 12/31/2016	$15.26817	$16.08391	1,166,432
01/01/2017 to 12/31/2017	$16.08391	$18.31530	1,470,996
01/01/2018 to 12/31/2018	$18.31530	$17.25409	1,395,903
01/01/2019 to 12/31/2019	$17.25409	$20.41899	1,444,128
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$13.23433	$13.58258	431,982
01/01/2013 to 12/31/2013	$13.58258	$13.16746	1,072,764
01/01/2014 to 12/31/2014	$13.16746	$13.03622	1,250,697
01/01/2015 to 12/31/2015	$13.03622	$12.98146	1,225,601
01/01/2016 to 12/31/2016	$12.98146	$13.07579	1,235,359
01/01/2017 to 12/31/2017	$13.07579	$13.17902	1,216,435
01/01/2018 to 12/31/2018	$13.17902	$13.15709	1,032,083
01/01/2019 to 12/31/2019	$13.15709	$13.64112	982,721
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$15.52103	$16.38647	341,112
01/01/2013 to 12/31/2013	$16.38647	$15.94068	704,600
01/01/2014 to 12/31/2014	$15.94068	$16.46558	808,900
01/01/2015 to 12/31/2015	$16.46558	$15.97348	837,026
01/01/2016 to 12/31/2016	$15.97348	$16.49909	1,073,699
01/01/2017 to 12/31/2017	$16.49909	$17.06409	1,197,598
01/01/2018 to 12/31/2018	$17.06409	$16.79822	1,052,234
01/01/2019 to 12/31/2019	$16.79822	$18.18279	1,059,337
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.93777	$12.02621	227,250
01/01/2013 to 12/31/2013	$12.02621	$14.62099	632,115
01/01/2014 to 12/31/2014	$14.62099	$15.50291	1,069,359
01/01/2015 to 12/31/2015	$15.50291	$15.44535	1,351,677
01/01/2016 to 12/31/2016	$15.44535	$16.35293	2,037,942
01/01/2017 to 12/31/2017	$16.35293	$19.10533	2,541,537
01/01/2018 to 12/31/2018	$19.10533	$17.75531	2,639,219
01/01/2019 to 12/31/2019	$17.75531	$21.51007	2,732,924

A-2

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$29.48102	$30.51803	26,487
01/01/2013 to 12/31/2013	$30.51803	$31.19093	61,197
01/01/2014 to 12/31/2014	$31.19093	$40.46552	69,429
01/01/2015 to 12/31/2015	$40.46552	$42.04386	60,536
01/01/2016 to 12/31/2016	$42.04386	$43.67210	59,870
01/01/2017 to 12/31/2017	$43.67210	$45.98288	63,176
01/01/2018 to 12/31/2018	$45.98288	$43.40046	54,330
01/01/2019 to 12/31/2019	$43.40046	$56.43604	49,417
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$10.81650	$10.74397	606,652
01/01/2013 to 12/31/2013	$10.74397	$10.64735	1,058,147
01/01/2014 to 12/31/2014	$10.64735	$10.55199	1,734,092
01/01/2015 to 12/31/2015	$10.55199	$10.45709	2,064,321
01/01/2016 to 12/31/2016	$10.45709	$10.36273	2,235,562
01/01/2017 to 12/31/2017	$10.36273	$10.30462	2,591,166
01/01/2018 to 12/31/2018	$10.30462	$10.34412	2,522,845
01/01/2019 to 12/31/2019	$10.34412	$10.42430	2,403,479
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.10164	$13.58349	26,123
01/01/2013 to 12/31/2013	$13.58349	$18.82699	68,511
01/01/2014 to 12/31/2014	$18.82699	$21.22233	64,677
01/01/2015 to 12/31/2015	$21.22233	$19.38341	82,532
01/01/2016 to 12/31/2016	$19.38341	$23.02924	110,668
01/01/2017 to 12/31/2017	$23.02924	$27.20261	143,320
01/01/2018 to 12/31/2018	$27.20261	$23.14154	142,964
01/01/2019 to 12/31/2019	$23.14154	$29.70381	124,829
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$19.16833	$19.61553	203,749
01/01/2013 to 12/31/2013	$19.61553	$23.14339	451,034
01/01/2014 to 12/31/2014	$23.14339	$21.66798	610,010
01/01/2015 to 12/31/2015	$21.66798	$22.14899	581,209
01/01/2016 to 12/31/2016	$22.14899	$21.12075	542,906
01/01/2017 to 12/31/2017	$21.12075	$28.34594	496,087
01/01/2018 to 12/31/2018	$28.34594	$24.34499	413,100
01/01/2019 to 12/31/2019	$24.34499	$31.87295	360,376
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.90642	$20.52383	14,811
01/01/2013 to 12/31/2013	$20.52383	$24.29855	26,796
01/01/2014 to 12/31/2014	$24.29855	$22.46576	36,615
01/01/2015 to 12/31/2015	$22.46576	$22.44558	50,399
01/01/2016 to 12/31/2016	$22.44558	$22.37309	63,934
01/01/2017 to 12/31/2017	$22.37309	$27.23028	80,785
01/01/2018 to 12/31/2018	$27.23028	$22.62979	71,805
01/01/2019 to 12/31/2019	$22.62979	$26.91645	69,769
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.84050	$15.81688	11,214
01/01/2013 to 12/31/2013	$15.81688	$15.17572	52,659
01/01/2014 to 12/31/2014	$15.17572	$16.05116	64,101
01/01/2015 to 12/31/2015	$16.05116	$16.09333	260,959
01/01/2016 to 12/31/2016	$16.09333	$16.61912	470,431
01/01/2017 to 12/31/2017	$16.61912	$17.18003	367,072
01/01/2018 to 12/31/2018	$17.18003	$16.97928	2,700,826
01/01/2019 to 12/31/2019	$16.97928	$18.71624	1,196,446

A-3

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$18.62398	$19.63939	50,480
01/01/2013 to 12/31/2013	$19.63939	$22.45223	119,084
01/01/2014 to 12/31/2014	$22.45223	$20.83393	132,775
01/01/2015 to 12/31/2015	$20.83393	$20.06954	118,276
01/01/2016 to 12/31/2016	$20.06954	$20.27347	108,347
01/01/2017 to 12/31/2017	$20.27347	$26.04484	127,593
01/01/2018 to 12/31/2018	$26.04484	$21.30069	116,447
01/01/2019 to 12/31/2019	$21.30069	$26.85547	105,833
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.80833	$17.01026	425,090
01/01/2013 to 12/31/2013	$17.01026	$23.02884	838,181
01/01/2014 to 12/31/2014	$23.02884	$25.23833	1,035,208
01/01/2015 to 12/31/2015	$25.23833	$27.53016	925,323
01/01/2016 to 12/31/2016	$27.53016	$28.80403	814,756
01/01/2017 to 12/31/2017	$28.80403	$37.96206	754,558
01/01/2018 to 12/31/2018	$37.96206	$36.60751	564,625
01/01/2019 to 12/31/2019	$36.60751	$47.75292	492,615
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$16.43881	$16.43129	62,155
01/01/2013 to 12/31/2013	$16.43129	$22.26046	141,561
01/01/2014 to 12/31/2014	$22.26046	$23.98155	140,267
01/01/2015 to 12/31/2015	$23.98155	$25.48373	107,052
01/01/2016 to 12/31/2016	$25.48373	$25.73743	86,232
01/01/2017 to 12/31/2017	$25.73743	$33.33872	98,952
01/01/2018 to 12/31/2018	$33.33872	$33.74757	85,367
01/01/2019 to 12/31/2019	$33.74757	$46.07868	82,196
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.55988	$23.76942	49,594
01/01/2013 to 12/31/2013	$23.76942	$31.13825	119,509
01/01/2014 to 12/31/2014	$31.13825	$34.41507	161,800
01/01/2015 to 12/31/2015	$34.41507	$32.16636	263,424
01/01/2016 to 12/31/2016	$32.16636	$32.40164	255,528
01/01/2017 to 12/31/2017	$32.40164	$40.80971	282,531
01/01/2018 to 12/31/2018	$40.80971	$38.68196	236,533
01/01/2019 to 12/31/2019	$38.68196	$49.89354	217,456
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.87286	$22.40240	110,737
01/01/2013 to 12/31/2013	$22.40240	$31.52671	219,116
01/01/2014 to 12/31/2014	$31.52671	$35.69515	265,572
01/01/2015 to 12/31/2015	$35.69515	$33.38007	252,369
01/01/2016 to 12/31/2016	$33.38007	$39.11038	242,483
01/01/2017 to 12/31/2017	$39.11038	$44.10353	264,436
01/01/2018 to 12/31/2018	$44.10353	$36.51817	201,370
01/01/2019 to 12/31/2019	$36.51817	$43.79472	187,257
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.81997	$13.18092	159,646
01/01/2013 to 12/31/2013	$13.18092	$14.26564	216,575
01/01/2014 to 12/31/2014	$14.26564	$14.95367	296,913
01/01/2015 to 12/31/2015	$14.95367	$14.84036	531,354
01/01/2016 to 12/31/2016	$14.84036	$15.51967	882,023
01/01/2017 to 12/31/2017	$15.51967	$16.93838	1,085,499
01/01/2018 to 12/31/2018	$16.93838	$16.30843	1,194,629
01/01/2019 to 12/31/2019	$16.30843	$18.54374	1,229,778

A-4

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$27.85979	$26.51602	66,713
01/01/2013 to 12/31/2013	$26.51602	$37.00144	145,136
01/01/2014 to 12/31/2014	$37.00144	$38.48022	177,198
01/01/2015 to 12/31/2015	$38.48022	$38.64298	174,970
01/01/2016 to 12/31/2016	$38.64298	$41.24410	146,474
01/01/2017 to 12/31/2017	$41.24410	$52.19166	145,303
01/01/2018 to 12/31/2018	$52.19166	$46.11141	116,043
01/01/2019 to 12/31/2019	$46.11141	$62.36767	107,498
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.65563	$18.92221	20,997
01/01/2013 to 12/31/2013	$18.92221	$25.34746	53,094
01/01/2014 to 12/31/2014	$25.34746	$26.07876	51,726
01/01/2015 to 12/31/2015	$26.07876	$26.04715	58,463
01/01/2016 to 12/31/2016	$26.04715	$28.93035	66,586
01/01/2017 to 12/31/2017	$28.93035	$35.52723	80,085
01/01/2018 to 12/31/2018	$35.52723	$32.24728	75,989
01/01/2019 to 12/31/2019	$32.24728	$41.58264	71,819
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.53339	$22.01216	119,443
01/01/2013 to 12/31/2013	$22.01216	$29.97261	260,476
01/01/2014 to 12/31/2014	$29.97261	$31.26764	299,726
01/01/2015 to 12/31/2015	$31.26764	$29.65077	293,930
01/01/2016 to 12/31/2016	$29.65077	$37.96547	250,699
01/01/2017 to 12/31/2017	$37.96547	$40.38884	274,989
01/01/2018 to 12/31/2018	$40.38884	$33.18941	231,165
01/01/2019 to 12/31/2019	$33.18941	$40.11987	215,163
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.73681	$18.15419	31,299
01/01/2013 to 12/31/2013	$18.15419	$25.91153	72,697
01/01/2014 to 12/31/2014	$25.91153	$27.82127	104,575
01/01/2015 to 12/31/2015	$27.82127	$30.21312	154,773
01/01/2016 to 12/31/2016	$30.21312	$30.74965	183,693
01/01/2017 to 12/31/2017	$30.74965	$42.01843	254,827
01/01/2018 to 12/31/2018	$42.01843	$43.24827	236,942
01/01/2019 to 12/31/2019	$43.24827	$54.95828	243,938
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.28299	$17.29342	26,564
01/01/2013 to 12/31/2013	$17.29342	$23.07231	49,924
01/01/2014 to 12/31/2014	$23.07231	$23.22103	74,433
01/01/2015 to 12/31/2015	$23.22103	$21.61669	70,989
01/01/2016 to 12/31/2016	$21.61669	$22.73534	77,114
01/01/2017 to 12/31/2017	$22.73534	$26.26066	87,434
01/01/2018 to 12/31/2018	$26.26066	$23.49622	82,191
01/01/2019 to 12/31/2019	$23.49622	$29.33172	832,982
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$15.83091	$16.31179	108,177
01/01/2013 to 12/31/2013	$16.31179	$15.55828	269,072
01/01/2014 to 12/31/2014	$15.55828	$15.50425	339,329
01/01/2015 to 12/31/2015	$15.50425	$14.65526	344,000
01/01/2016 to 12/31/2016	$14.65526	$15.15648	295,582
01/01/2017 to 12/31/2017	$15.15648	$15.32695	334,842
01/01/2018 to 12/31/2018	$15.32695	$15.49193	273,390
01/01/2019 to 12/31/2019	$15.49193	$15.59878	295,219

A-5

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.87736	$21.62753	12,717
01/01/2013 to 12/31/2013	$21.62753	$28.38035	37,123
01/01/2014 to 12/31/2014	$28.38035	$32.33505	45,961
01/01/2015 to 12/31/2015	$32.33505	$29.92642	34,633
01/01/2016 to 12/31/2016	$29.92642	$33.80820	35,532
01/01/2017 to 12/31/2017	$33.80820	$39.71297	43,272
01/01/2018 to 12/31/2018	$39.71297	$32.85033	38,658
01/01/2019 to 12/31/2019	$32.85033	$38.78735	41,189
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.87383	$12.45283	14,349
01/01/2013 to 12/31/2013	$12.45283	$12.15662	69,578
01/01/2014 to 12/31/2014	$12.15662	$12.91415	129,240
01/01/2015 to 12/31/2015	$12.91415	$12.95617	179,309
01/01/2016 to 12/31/2016	$12.95617	$13.50096	362,945
01/01/2017 to 12/31/2017	$13.50096	$14.22373	473,871
01/01/2018 to 12/31/2018	$14.22373	$13.77593	1,040,196
01/01/2019 to 12/31/2019	$13.77593	$15.33124	921,168
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.63950	$14.84948	7,982
01/01/2013 to 12/31/2013	$14.84948	$17.64992	19,084
01/01/2014 to 12/31/2014	$17.64992	$16.56397	24,861
01/01/2015 to 12/31/2015	$16.56397	$16.79170	20,445
01/01/2016 to 12/31/2016	$16.79170	$17.18253	25,377
01/01/2017 to 12/31/2017	$17.18253	$21.26103	45,015
01/01/2018 to 12/31/2018	$21.26103	$17.51662	31,757
01/01/2019 to 12/31/2019	$17.51662	$20.05007	33,122
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$23.52634	$23.34812	3,035
01/01/2013 to 12/31/2013	$23.34812	$32.44321	15,626
01/01/2014 to 12/31/2014	$32.44321	$33.46548	18,122
01/01/2015 to 12/31/2015	$33.46548	$33.70191	13,922
01/01/2016 to 12/31/2016	$33.70191	$33.65547	13,575
01/01/2017 to 12/31/2017	$33.65547	$45.01097	27,846
01/01/2018 to 12/31/2018	$45.01097	$44.83518	10,582
01/01/2019 to 12/31/2019	$44.83518	$61.04671	10,573
*Denotes the start date of these sub-accounts

A-6

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 Cliff M&E (1.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.53322	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
01/01/2019 to 12/31/2019	$13.56731	$15.58812	440,997
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.18770	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792
01/01/2019 to 12/31/2019	$17.02790	$20.13092	1,383,121
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$19.09723	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
01/01/2019 to 12/31/2019	$18.85686	$19.53091	356,556
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$25.54592	$26.94996	554,965
01/01/2013 to 12/31/2013	$26.94996	$26.19038	425,830
01/01/2014 to 12/31/2014	$26.19038	$27.02556	366,814
01/01/2015 to 12/31/2015	$27.02556	$26.19140	347,903
01/01/2016 to 12/31/2016	$26.19140	$27.02618	309,655
01/01/2017 to 12/31/2017	$27.02618	$27.92365	284,260
01/01/2018 to 12/31/2018	$27.92365	$27.46048	254,972
01/01/2019 to 12/31/2019	$27.46048	$29.69385	248,228
AST Bond Portfolio 2019
04/02/2012 to 12/31/2012	$14.01861	$14.78287	12,165
01/01/2013 to 12/31/2013	$14.78287	$13.92798	22,233
01/01/2014 to 12/31/2014	$13.92798	$14.37659	20,528
01/01/2015 to 12/31/2015	$14.37659	$14.38526	58,258
01/01/2016 to 12/31/2016	$14.38526	$14.44768	182,661
01/01/2017 to 12/31/2017	$14.44768	$14.41214	135,007
01/01/2018 to 12/31/2018	$14.41214	$14.34842	901,583
01/01/2019 to 12/31/2019	$14.34842	$14.40335	0

A-7

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.40732	$12.13249	768
01/01/2013 to 12/31/2013	$12.13249	$11.22861	169,824
01/01/2014 to 12/31/2014	$11.22861	$11.80106	176,463
01/01/2015 to 12/31/2015	$11.80106	$11.86134	202,920
01/01/2016 to 12/31/2016	$11.86134	$11.97262	343,163
01/01/2017 to 12/31/2017	$11.97262	$11.95822	256,930
01/01/2018 to 12/31/2018	$11.95822	$11.87291	320,529
01/01/2019 to 12/31/2019	$11.87291	$12.16578	874,879
AST Bond Portfolio 2021
04/02/2012 to 12/31/2012	$13.01682	$13.97410	0
01/01/2013 to 12/31/2013	$13.97410	$12.86584	0
01/01/2014 to 12/31/2014	$12.86584	$13.71561	5,617
01/01/2015 to 12/31/2015	$13.71561	$13.82063	15,005
01/01/2016 to 12/31/2016	$13.82063	$13.96071	94,416
01/01/2017 to 12/31/2017	$13.96071	$14.03983	31,076
01/01/2018 to 12/31/2018	$14.03983	$13.90798	107,530
01/01/2019 to 12/31/2019	$13.90798	$14.46667	36,198
AST Bond Portfolio 2022
04/02/2012 to 12/31/2012	$11.84001	$12.69832	19,197
01/01/2013 to 12/31/2013	$12.69832	$11.34626	1,129
01/01/2014 to 12/31/2014	$11.34626	$12.39765	15,823
01/01/2015 to 12/31/2015	$12.39765	$12.53097	20,638
01/01/2016 to 12/31/2016	$12.53097	$12.63249	47,236
01/01/2017 to 12/31/2017	$12.63249	$12.70276	52,859
01/01/2018 to 12/31/2018	$12.70276	$12.55662	282,681
01/01/2019 to 12/31/2019	$12.55662	$13.16336	202,989
AST Bond Portfolio 2023
04/02/2012 to 12/31/2012	$9.78464	$10.48379	10,462
01/01/2013 to 12/31/2013	$10.48379	$9.32044	119,441
01/01/2014 to 12/31/2014	$9.32044	$10.39161	49,103
01/01/2015 to 12/31/2015	$10.39161	$10.56624	9,401
01/01/2016 to 12/31/2016	$10.56624	$10.66054	206,280
01/01/2017 to 12/31/2017	$10.66054	$10.73308	163,563
01/01/2018 to 12/31/2018	$10.73308	$10.59724	624,370
01/01/2019 to 12/31/2019	$10.59724	$11.17416	933,102
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99945	$8.82085	84,645
01/01/2014 to 12/31/2014	$8.82085	$10.00685	89,238
01/01/2015 to 12/31/2015	$10.00685	$10.18824	12,269
01/01/2016 to 12/31/2016	$10.18824	$10.27881	30,750
01/01/2017 to 12/31/2017	$10.27881	$10.34756	374,497
01/01/2018 to 12/31/2018	$10.34756	$10.17765	537,230
01/01/2019 to 12/31/2019	$10.17765	$10.87752	233,833
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99945	$11.39492	50,736
01/01/2015 to 12/31/2015	$11.39492	$11.50639	164,266
01/01/2016 to 12/31/2016	$11.50639	$11.67304	0
01/01/2017 to 12/31/2017	$11.67304	$11.76800	1,928
01/01/2018 to 12/31/2018	$11.76800	$11.56406	292,213
01/01/2019 to 12/31/2019	$11.56406	$12.44644	78,070

A-8

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99945	$10.01876	51,230
01/01/2016 to 12/31/2016	$10.01876	$10.12464	1,049,011
01/01/2017 to 12/31/2017	$10.12464	$10.26633	592,123
01/01/2018 to 12/31/2018	$10.26633	$10.05732	1,791,277
01/01/2019 to 12/31/2019	$10.05732	$10.95532	850,056
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99890	$9.95964	877,396
01/01/2017 to 12/31/2017	$9.95964	$10.12497	1,156,405
01/01/2018 to 12/31/2018	$10.12497	$9.89699	1,964,185
01/01/2019 to 12/31/2019	$9.89699	$10.84511	1,188,926
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99890	$10.11809	8,947
01/01/2018 to 12/31/2018	$10.11809	$9.81046	661,426
01/01/2019 to 12/31/2019	$9.81046	$10.83793	254,167
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99890	$9.74107	1,191
01/01/2019 to 12/31/2019	$9.74107	$10.82960	686,494
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99945	$11.32565	279,012
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.86185	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850
01/01/2019 to 12/31/2019	$17.52258	$21.20681	1,359,282
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$30.74415	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
01/01/2019 to 12/31/2019	$44.95306	$58.39609	46,577
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$13.93292	$13.82981	713,101
01/01/2013 to 12/31/2013	$13.82981	$13.69132	710,651
01/01/2014 to 12/31/2014	$13.69132	$13.55442	1,050,285
01/01/2015 to 12/31/2015	$13.55442	$13.41913	966,611
01/01/2016 to 12/31/2016	$13.41913	$13.28474	903,599
01/01/2017 to 12/31/2017	$13.28474	$13.19697	1,033,000
01/01/2018 to 12/31/2018	$13.19697	$13.23413	985,309
01/01/2019 to 12/31/2019	$13.23413	$13.32331	736,892
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.65845	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010
01/01/2019 to 12/31/2019	$36.24151	$46.47188	107,070

A-9

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$19.84073	$20.28826	244,689
01/01/2013 to 12/31/2013	$20.28826	$23.91297	227,893
01/01/2014 to 12/31/2014	$23.91297	$22.36595	244,156
01/01/2015 to 12/31/2015	$22.36595	$22.83946	237,935
01/01/2016 to 12/31/2016	$22.83946	$21.75723	216,608
01/01/2017 to 12/31/2017	$21.75723	$29.17083	181,369
01/01/2018 to 12/31/2018	$29.17083	$25.02802	183,877
01/01/2019 to 12/31/2019	$25.02802	$32.73432	158,151
AST International Value Portfolio
04/02/2012 to 12/31/2012	$18.29055	$18.84378	69,926
01/01/2013 to 12/31/2013	$18.84378	$22.28699	59,140
01/01/2014 to 12/31/2014	$22.28699	$20.58500	60,486
01/01/2015 to 12/31/2015	$20.58500	$20.54578	55,206
01/01/2016 to 12/31/2016	$20.54578	$20.45874	51,372
01/01/2017 to 12/31/2017	$20.45874	$24.87523	49,631
01/01/2018 to 12/31/2018	$24.87523	$20.65169	46,276
01/01/2019 to 12/31/2019	$20.65169	$24.53885	47,216
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$22.25916	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
01/01/2019 to 12/31/2019	$25.28549	$31.84726	120,904
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$21.62862	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719
01/01/2019 to 12/31/2019	$44.15911	$57.54562	290,184
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$9.88423	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898
01/01/2019 to 12/31/2019	$20.15385	$27.49017	235,797
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.62346	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352
01/01/2019 to 12/31/2019	$10.80137	$13.91803	660,545

A-10

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$38.16589	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
01/01/2019 to 12/31/2019	$63.28798	$75.82226	92,932
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.73851	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067
01/01/2019 to 12/31/2019	$16.09460	$18.28231	656,877
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.98849	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
01/01/2019 to 12/31/2019	$22.99549	$31.07100	128,089
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.61672	$22.71838	122,406
01/01/2013 to 12/31/2013	$22.71838	$30.40214	97,212
01/01/2014 to 12/31/2014	$30.40214	$31.24773	88,416
01/01/2015 to 12/31/2015	$31.24773	$31.17842	88,541
01/01/2016 to 12/31/2016	$31.17842	$34.59479	87,562
01/01/2017 to 12/31/2017	$34.59479	$42.44065	89,783
01/01/2018 to 12/31/2018	$42.44065	$38.48332	85,686
01/01/2019 to 12/31/2019	$38.48332	$49.57388	90,573
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$27.24482	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361
01/01/2019 to 12/31/2019	$41.70798	$50.36634	90,240
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.27982	$19.63441	117,823
01/01/2013 to 12/31/2013	$19.63441	$27.99595	106,243
01/01/2014 to 12/31/2014	$27.99595	$30.02902	124,055
01/01/2015 to 12/31/2015	$30.02902	$32.57786	159,880
01/01/2016 to 12/31/2016	$32.57786	$33.12298	155,469
01/01/2017 to 12/31/2017	$33.12298	$45.21615	151,581
01/01/2018 to 12/31/2018	$45.21615	$46.49250	133,396
01/01/2019 to 12/31/2019	$46.49250	$59.02127	143,814

A-11

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$13.21477	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
01/01/2019 to 12/31/2019	$17.84384	$22.25316	585,828
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$19.09175	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
01/01/2019 to 12/31/2019	$18.55587	$18.66503	136,761
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.74814	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156
01/01/2019 to 12/31/2019	$24.61150	$29.03026	32,563
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.82147	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461
01/01/2019 to 12/31/2019	$13.62211	$15.14479	450,459
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.51684	$14.71396	29,228
01/01/2013 to 12/31/2013	$14.71396	$17.47114	30,007
01/01/2014 to 12/31/2014	$17.47114	$16.37967	24,619
01/01/2015 to 12/31/2015	$16.37967	$16.58813	24,849
01/01/2016 to 12/31/2016	$16.58813	$16.95718	26,081
01/01/2017 to 12/31/2017	$16.95718	$20.96122	24,234
01/01/2018 to 12/31/2018	$20.96122	$17.25205	19,917
01/01/2019 to 12/31/2019	$17.25205	$19.72720	21,357
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$16.20251	$16.06761	10,531
01/01/2013 to 12/31/2013	$16.06761	$22.30424	9,762
01/01/2014 to 12/31/2014	$22.30424	$22.98389	17,102
01/01/2015 to 12/31/2015	$22.98389	$23.12283	12,954
01/01/2016 to 12/31/2016	$23.12283	$23.06769	12,271
01/01/2017 to 12/31/2017	$23.06769	$30.81990	4,887
01/01/2018 to 12/31/2018	$30.81990	$30.66841	4,886
01/01/2019 to 12/31/2019	$30.66841	$41.71547	7,840
*Denotes the start date of these sub-accounts

A-12

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps Cliff M&E (1.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.22606	$14.62138	6,089
01/01/2013 to 12/31/2013	$14.62138	$15.91091	5,806
01/01/2014 to 12/31/2014	$15.91091	$16.34519	5,757
01/01/2015 to 12/31/2015	$16.34519	$15.65299	3,935
01/01/2016 to 12/31/2016	$15.65299	$16.47028	46,158
01/01/2017 to 12/31/2017	$16.47028	$18.34872	466,609
01/01/2018 to 12/31/2018	$18.34872	$16.67795	473,658
01/01/2019 to 12/31/2019	$16.67795	$19.15234	756,544
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.44834	$14.65914	4,384
01/01/2013 to 12/31/2013	$14.65914	$17.06501	4,308
01/01/2014 to 12/31/2014	$17.06501	$17.98703	4,258
01/01/2015 to 12/31/2015	$17.98703	$17.88289	3,301
01/01/2016 to 12/31/2016	$17.88289	$18.80985	226,702
01/01/2017 to 12/31/2017	$18.80985	$21.38721	748,086
01/01/2018 to 12/31/2018	$21.38721	$20.11738	943,382
01/01/2019 to 12/31/2019	$20.11738	$23.77142	1,431,365
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$11.09598	$11.37492	148
01/01/2013 to 12/31/2013	$11.37492	$11.01077	162
01/01/2014 to 12/31/2014	$11.01077	$10.88446	170
01/01/2015 to 12/31/2015	$10.88446	$10.82215	166
01/01/2016 to 12/31/2016	$10.82215	$10.88455	12,857
01/01/2017 to 12/31/2017	$10.88455	$10.95384	25,124
01/01/2018 to 12/31/2018	$10.95384	$10.91894	26,602
01/01/2019 to 12/31/2019	$10.91894	$11.30343	58,080
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$12.42115	$13.09885	1,757
01/01/2013 to 12/31/2013	$13.09885	$12.72321	1,882
01/01/2014 to 12/31/2014	$12.72321	$13.12225	1,028
01/01/2015 to 12/31/2015	$13.12225	$12.71081	283
01/01/2016 to 12/31/2016	$12.71081	$13.10926	70,098
01/01/2017 to 12/31/2017	$13.10926	$13.53782	402,776
01/01/2018 to 12/31/2018	$13.53782	$13.30649	519,021
01/01/2019 to 12/31/2019	$13.30649	$14.38148	969,393
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$15.01430	$15.10845	1,488
01/01/2013 to 12/31/2013	$15.10845	$18.34056	2,300
01/01/2014 to 12/31/2014	$18.34056	$19.41746	3,108
01/01/2015 to 12/31/2015	$19.41746	$19.31617	3,056
01/01/2016 to 12/31/2016	$19.31617	$20.42029	421,217
01/01/2017 to 12/31/2017	$20.42029	$23.82123	968,283
01/01/2018 to 12/31/2018	$23.82123	$22.10430	1,077,512
01/01/2019 to 12/31/2019	$22.10430	$26.73818	1,534,314

A-13

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$21.66261	$22.39929	0
01/01/2013 to 12/31/2013	$22.39929	$22.85860	0
01/01/2014 to 12/31/2014	$22.85860	$29.61069	388
01/01/2015 to 12/31/2015	$29.61069	$30.71896	81
01/01/2016 to 12/31/2016	$30.71896	$31.86053	1,689
01/01/2017 to 12/31/2017	$31.86053	$33.49572	14,129
01/01/2018 to 12/31/2018	$33.49572	$31.56635	16,403
01/01/2019 to 12/31/2019	$31.56635	$40.98547	29,756
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$9.70699	$9.63140	0
01/01/2013 to 12/31/2013	$9.63140	$9.52973	0
01/01/2014 to 12/31/2014	$9.52973	$9.43011	0
01/01/2015 to 12/31/2015	$9.43011	$9.33134	0
01/01/2016 to 12/31/2016	$9.33134	$9.23318	18,527
01/01/2017 to 12/31/2017	$9.23318	$9.16745	59,825
01/01/2018 to 12/31/2018	$9.16745	$9.18861	57,865
01/01/2019 to 12/31/2019	$9.18861	$9.24578	73,232
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.20164	$15.74299	804
01/01/2013 to 12/31/2013	$15.74299	$21.78709	765
01/01/2014 to 12/31/2014	$21.78709	$24.52178	1,190
01/01/2015 to 12/31/2015	$24.52178	$22.36302	751
01/01/2016 to 12/31/2016	$22.36302	$26.52923	1,668
01/01/2017 to 12/31/2017	$26.52923	$31.28951	22,915
01/01/2018 to 12/31/2018	$31.28951	$26.57784	24,578
01/01/2019 to 12/31/2019	$26.57784	$34.06299	59,164
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$15.19997	$15.53695	265
01/01/2013 to 12/31/2013	$15.53695	$18.30354	298
01/01/2014 to 12/31/2014	$18.30354	$17.11078	370
01/01/2015 to 12/31/2015	$17.11078	$17.46421	217
01/01/2016 to 12/31/2016	$17.46421	$16.62829	8,044
01/01/2017 to 12/31/2017	$16.62829	$22.28300	24,702
01/01/2018 to 12/31/2018	$22.28300	$19.10862	29,796
01/01/2019 to 12/31/2019	$19.10862	$24.97951	43,235
AST International Value Portfolio
04/02/2012 to 12/31/2012	$14.06806	$14.48795	159
01/01/2013 to 12/31/2013	$14.48795	$17.12656	176
01/01/2014 to 12/31/2014	$17.12656	$15.81072	246
01/01/2015 to 12/31/2015	$15.81072	$15.77263	241
01/01/2016 to 12/31/2016	$15.77263	$15.69799	3,907
01/01/2017 to 12/31/2017	$15.69799	$19.07708	20,459
01/01/2018 to 12/31/2018	$19.07708	$15.82997	26,035
01/01/2019 to 12/31/2019	$15.82997	$18.80000	49,687
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$13.54843	$14.42347	8,645
01/01/2013 to 12/31/2013	$14.42347	$13.81786	5,424
01/01/2014 to 12/31/2014	$13.81786	$14.59282	4,898
01/01/2015 to 12/31/2015	$14.59282	$14.60899	5,719
01/01/2016 to 12/31/2016	$14.60899	$15.06366	204,685
01/01/2017 to 12/31/2017	$15.06366	$15.54868	369,374
01/01/2018 to 12/31/2018	$15.54868	$15.34342	1,565,751
01/01/2019 to 12/31/2019	$15.34342	$16.88735	1,289,712

A-14

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$14.93878	$15.73556	0
01/01/2013 to 12/31/2013	$15.73556	$17.96207	0
01/01/2014 to 12/31/2014	$17.96207	$16.64220	0
01/01/2015 to 12/31/2015	$16.64220	$16.00731	0
01/01/2016 to 12/31/2016	$16.00731	$16.14552	11,130
01/01/2017 to 12/31/2017	$16.14552	$20.71049	37,903
01/01/2018 to 12/31/2018	$20.71049	$16.91217	44,339
01/01/2019 to 12/31/2019	$16.91217	$21.29030	80,960
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.31934	$16.52452	105
01/01/2013 to 12/31/2013	$16.52452	$22.33731	111
01/01/2014 to 12/31/2014	$22.33731	$24.44343	309
01/01/2015 to 12/31/2015	$24.44343	$26.62287	139
01/01/2016 to 12/31/2016	$26.62287	$27.81272	5,491
01/01/2017 to 12/31/2017	$27.81272	$36.60041	36,062
01/01/2018 to 12/31/2018	$36.60041	$35.24071	44,264
01/01/2019 to 12/31/2019	$35.24071	$45.90040	76,212
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$15.58647	$15.56172	700
01/01/2013 to 12/31/2013	$15.56172	$21.05040	674
01/01/2014 to 12/31/2014	$21.05040	$22.64360	655
01/01/2015 to 12/31/2015	$22.64360	$24.02559	598
01/01/2016 to 12/31/2016	$24.02559	$24.22813	1,643
01/01/2017 to 12/31/2017	$24.22813	$31.33624	18,836
01/01/2018 to 12/31/2018	$31.33624	$31.67213	24,506
01/01/2019 to 12/31/2019	$31.67213	$43.17938	46,820
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.15288	$18.29379	0
01/01/2013 to 12/31/2013	$18.29379	$23.92897	0
01/01/2014 to 12/31/2014	$23.92897	$26.40716	423
01/01/2015 to 12/31/2015	$26.40716	$24.64441	205
01/01/2016 to 12/31/2016	$24.64441	$24.78713	9,474
01/01/2017 to 12/31/2017	$24.78713	$31.17208	59,879
01/01/2018 to 12/31/2018	$31.17208	$29.50180	65,802
01/01/2019 to 12/31/2019	$29.50180	$37.99498	140,210
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.44151	$18.86656	0
01/01/2013 to 12/31/2013	$18.86656	$26.51069	0
01/01/2014 to 12/31/2014	$26.51069	$29.97055	372
01/01/2015 to 12/31/2015	$29.97055	$27.98425	181
01/01/2016 to 12/31/2016	$27.98425	$32.73890	3,171
01/01/2017 to 12/31/2017	$32.73890	$36.86296	20,283
01/01/2018 to 12/31/2018	$36.86296	$30.47638	24,358
01/01/2019 to 12/31/2019	$30.47638	$36.49377	44,783
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.59041	$13.95724	3,911
01/01/2013 to 12/31/2013	$13.95724	$15.08292	3,896
01/01/2014 to 12/31/2014	$15.08292	$15.78649	3,864
01/01/2015 to 12/31/2015	$15.78649	$15.64315	2,577
01/01/2016 to 12/31/2016	$15.64315	$16.33444	97,884
01/01/2017 to 12/31/2017	$16.33444	$17.80064	373,068
01/01/2018 to 12/31/2018	$17.80064	$17.11258	446,861
01/01/2019 to 12/31/2019	$17.11258	$19.42881	789,570

A-15

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$18.42426	$17.51584	0
01/01/2013 to 12/31/2013	$17.51584	$24.40523	0
01/01/2014 to 12/31/2014	$24.40523	$25.34222	0
01/01/2015 to 12/31/2015	$25.34222	$25.41086	0
01/01/2016 to 12/31/2016	$25.41086	$27.08047	3,091
01/01/2017 to 12/31/2017	$27.08047	$34.21684	15,595
01/01/2018 to 12/31/2018	$34.21684	$30.18466	19,696
01/01/2019 to 12/31/2019	$30.18466	$40.76426	38,340
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.19142	$19.41615	92
01/01/2013 to 12/31/2013	$19.41615	$25.96995	94
01/01/2014 to 12/31/2014	$25.96995	$26.67868	99
01/01/2015 to 12/31/2015	$26.67868	$26.60605	0
01/01/2016 to 12/31/2016	$26.60605	$29.50653	1,253
01/01/2017 to 12/31/2017	$29.50653	$36.18016	20,162
01/01/2018 to 12/31/2018	$36.18016	$32.78984	21,325
01/01/2019 to 12/31/2019	$32.78984	$42.21826	46,442
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.30793	$17.67272	0
01/01/2013 to 12/31/2013	$17.67272	$24.02751	0
01/01/2014 to 12/31/2014	$24.02751	$25.02779	0
01/01/2015 to 12/31/2015	$25.02779	$23.69766	0
01/01/2016 to 12/31/2016	$23.69766	$30.29717	820
01/01/2017 to 12/31/2017	$30.29717	$32.18233	27,945
01/01/2018 to 12/31/2018	$32.18233	$26.40551	30,427
01/01/2019 to 12/31/2019	$26.40551	$31.87106	53,836
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.75824	$17.18656	0
01/01/2013 to 12/31/2013	$17.18656	$24.49326	0
01/01/2014 to 12/31/2014	$24.49326	$26.25877	198
01/01/2015 to 12/31/2015	$26.25877	$28.47315	178
01/01/2016 to 12/31/2016	$28.47315	$28.93492	4,856
01/01/2017 to 12/31/2017	$28.93492	$39.47913	52,149
01/01/2018 to 12/31/2018	$39.47913	$40.57285	57,780
01/01/2019 to 12/31/2019	$40.57285	$51.48040	136,088
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.79915	$15.79081	179
01/01/2013 to 12/31/2013	$15.79081	$21.03572	230
01/01/2014 to 12/31/2014	$21.03572	$21.13924	241
01/01/2015 to 12/31/2015	$21.13924	$19.64889	0
01/01/2016 to 12/31/2016	$19.64889	$20.63449	1,623
01/01/2017 to 12/31/2017	$20.63449	$23.79808	20,961
01/01/2018 to 12/31/2018	$23.79808	$21.26041	29,629
01/01/2019 to 12/31/2019	$21.26041	$26.50050	160,683
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$12.19575	$12.55200	134
01/01/2013 to 12/31/2013	$12.55200	$11.95403	151
01/01/2014 to 12/31/2014	$11.95403	$11.89445	156
01/01/2015 to 12/31/2015	$11.89445	$11.22605	161
01/01/2016 to 12/31/2016	$11.22605	$11.59243	4,002
01/01/2017 to 12/31/2017	$11.59243	$11.70517	21,828
01/01/2018 to 12/31/2018	$11.70517	$11.81317	20,350
01/01/2019 to 12/31/2019	$11.81317	$11.87665	52,139

A-16

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.62787	$18.24065	156
01/01/2013 to 12/31/2013	$18.24065	$23.89972	201
01/01/2014 to 12/31/2014	$23.89972	$27.18879	187
01/01/2015 to 12/31/2015	$27.18879	$25.12546	141
01/01/2016 to 12/31/2016	$25.12546	$28.34163	517
01/01/2017 to 12/31/2017	$28.34163	$33.24151	21,009
01/01/2018 to 12/31/2018	$33.24151	$27.45524	22,602
01/01/2019 to 12/31/2019	$27.45524	$32.36810	30,763
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.34867	$12.93619	437
01/01/2013 to 12/31/2013	$12.93619	$12.60936	663
01/01/2014 to 12/31/2014	$12.60936	$13.37491	5,709
01/01/2015 to 12/31/2015	$13.37491	$13.39817	3,802
01/01/2016 to 12/31/2016	$13.39817	$13.94045	16,490
01/01/2017 to 12/31/2017	$13.94045	$14.66464	117,547
01/01/2018 to 12/31/2018	$14.66464	$14.18142	215,331
01/01/2019 to 12/31/2019	$14.18142	$15.75864	450,782
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.21889	$14.40657	0
01/01/2013 to 12/31/2013	$14.40657	$17.09747	0
01/01/2014 to 12/31/2014	$17.09747	$16.02120	0
01/01/2015 to 12/31/2015	$16.02120	$16.21693	0
01/01/2016 to 12/31/2016	$16.21693	$16.56931	1,019
01/01/2017 to 12/31/2017	$16.56931	$20.47134	1,167
01/01/2018 to 12/31/2018	$20.47134	$16.84037	1,167
01/01/2019 to 12/31/2019	$16.84037	$19.24679	2,167
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$17.30262	$17.15217	0
01/01/2013 to 12/31/2013	$17.15217	$23.79776	0
01/01/2014 to 12/31/2014	$23.79776	$24.51054	0
01/01/2015 to 12/31/2015	$24.51054	$24.64633	0
01/01/2016 to 12/31/2016	$24.64633	$24.57523	0
01/01/2017 to 12/31/2017	$24.57523	$32.81743	0
01/01/2018 to 12/31/2018	$32.81743	$32.63940	0
01/01/2019 to 12/31/2019	$32.63940	$44.37383	86
*Denotes the start date of these sub-accounts

A-17

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV Cliff M&E (1.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.42288	$11.73145	1,346,497
01/01/2013 to 12/31/2013	$11.73145	$12.75317	1,371,076
01/01/2014 to 12/31/2014	$12.75317	$13.08780	1,367,935
01/01/2015 to 12/31/2015	$13.08780	$12.52082	1,344,431
01/01/2016 to 12/31/2016	$12.52082	$13.16115	1,692,192
01/01/2017 to 12/31/2017	$13.16115	$14.64750	1,980,986
01/01/2018 to 12/31/2018	$14.64750	$13.30030	1,941,249
01/01/2019 to 12/31/2019	$13.30030	$15.25816	2,053,500
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.07111	$12.23806	2,216,155
01/01/2013 to 12/31/2013	$12.23806	$14.23209	2,221,933
01/01/2014 to 12/31/2014	$14.23209	$14.98587	2,224,012
01/01/2015 to 12/31/2015	$14.98587	$14.88410	2,349,704
01/01/2016 to 12/31/2016	$14.88410	$15.63978	2,501,816
01/01/2017 to 12/31/2017	$15.63978	$17.76486	2,607,982
01/01/2018 to 12/31/2018	$17.76486	$16.69312	2,651,103
01/01/2019 to 12/31/2019	$16.69312	$19.70529	2,896,600
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$12.92468	$13.23966	146,946
01/01/2013 to 12/31/2013	$13.23966	$12.80276	293,078
01/01/2014 to 12/31/2014	$12.80276	$12.64317	338,182
01/01/2015 to 12/31/2015	$12.64317	$12.55841	508,243
01/01/2016 to 12/31/2016	$12.55841	$12.61743	534,367
01/01/2017 to 12/31/2017	$12.61743	$12.68555	566,890
01/01/2018 to 12/31/2018	$12.68555	$12.63222	476,237
01/01/2019 to 12/31/2019	$12.63222	$13.06417	479,137
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$15.15759	$15.97267	838,162
01/01/2013 to 12/31/2013	$15.97267	$15.49891	755,745
01/01/2014 to 12/31/2014	$15.49891	$15.96900	807,741
01/01/2015 to 12/31/2015	$15.96900	$15.45265	840,473
01/01/2016 to 12/31/2016	$15.45265	$15.92099	873,923
01/01/2017 to 12/31/2017	$15.92099	$16.42485	1,034,248
01/01/2018 to 12/31/2018	$16.42485	$16.12775	926,423
01/01/2019 to 12/31/2019	$16.12775	$17.41303	1,025,892
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.35105	$12.05896	0
01/01/2013 to 12/31/2013	$12.05896	$11.14357	0
01/01/2014 to 12/31/2014	$11.14357	$11.69391	0
01/01/2015 to 12/31/2015	$11.69391	$11.73602	0
01/01/2016 to 12/31/2016	$11.73602	$11.82830	0
01/01/2017 to 12/31/2017	$11.82830	$11.79610	0
01/01/2018 to 12/31/2018	$11.79610	$11.69357	0
01/01/2019 to 12/31/2019	$11.69357	$11.96350	0

A-18

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.74830	$11.81303	1,825,382
01/01/2013 to 12/31/2013	$11.81303	$14.32559	2,003,360
01/01/2014 to 12/31/2014	$14.32559	$15.15144	2,316,265
01/01/2015 to 12/31/2015	$15.15144	$15.05716	2,410,163
01/01/2016 to 12/31/2016	$15.05716	$15.90188	3,014,814
01/01/2017 to 12/31/2017	$15.90188	$18.53166	3,615,814
01/01/2018 to 12/31/2018	$18.53166	$17.17845	3,830,612
01/01/2019 to 12/31/2019	$17.17845	$20.75876	4,008,316
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$28.79089	$29.74759	27,252
01/01/2013 to 12/31/2013	$29.74759	$30.32683	36,608
01/01/2014 to 12/31/2014	$30.32683	$39.24533	38,386
01/01/2015 to 12/31/2015	$39.24533	$40.67319	40,889
01/01/2016 to 12/31/2016	$40.67319	$42.14203	59,607
01/01/2017 to 12/31/2017	$42.14203	$44.26022	58,009
01/01/2018 to 12/31/2018	$44.26022	$41.66846	49,566
01/01/2019 to 12/31/2019	$41.66846	$54.04722	40,564
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$10.56259	$10.47243	130,013
01/01/2013 to 12/31/2013	$10.47243	$10.35198	288,635
01/01/2014 to 12/31/2014	$10.35198	$10.23256	603,201
01/01/2015 to 12/31/2015	$10.23256	$10.11537	887,511
01/01/2016 to 12/31/2016	$10.11537	$9.99892	1,091,222
01/01/2017 to 12/31/2017	$9.99892	$9.91760	1,364,762
01/01/2018 to 12/31/2018	$9.91760	$9.93035	976,063
01/01/2019 to 12/31/2019	$9.93035	$9.98206	880,313
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$12.79537	$13.24107	17,860
01/01/2013 to 12/31/2013	$13.24107	$18.30614	55,359
01/01/2014 to 12/31/2014	$18.30614	$20.58315	95,330
01/01/2015 to 12/31/2015	$20.58315	$18.75215	104,775
01/01/2016 to 12/31/2016	$18.75215	$22.22327	134,823
01/01/2017 to 12/31/2017	$22.22327	$26.18460	135,124
01/01/2018 to 12/31/2018	$26.18460	$22.21903	123,652
01/01/2019 to 12/31/2019	$22.21903	$28.44776	115,816
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$18.71924	$19.11984	60,384
01/01/2013 to 12/31/2013	$19.11984	$22.50160	116,775
01/01/2014 to 12/31/2014	$22.50160	$21.01402	177,592
01/01/2015 to 12/31/2015	$21.01402	$21.42624	245,505
01/01/2016 to 12/31/2016	$21.42624	$20.38006	224,871
01/01/2017 to 12/31/2017	$20.38006	$27.28312	204,484
01/01/2018 to 12/31/2018	$27.28312	$23.37260	183,753
01/01/2019 to 12/31/2019	$23.37260	$30.52278	157,252
AST International Value Portfolio
04/02/2012 to 12/31/2012	$19.44091	$20.00622	30,153
01/01/2013 to 12/31/2013	$20.00622	$23.62592	46,439
01/01/2014 to 12/31/2014	$23.62592	$21.78865	63,246
01/01/2015 to 12/31/2015	$21.78865	$21.71414	75,017
01/01/2016 to 12/31/2016	$21.71414	$21.58945	76,371
01/01/2017 to 12/31/2017	$21.58945	$26.21036	88,439
01/01/2018 to 12/31/2018	$26.21036	$21.72686	91,301
01/01/2019 to 12/31/2019	$21.72686	$25.77726	81,233

A-19

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.68429	$15.62094	988,824
01/01/2013 to 12/31/2013	$15.62094	$14.95003	316,915
01/01/2014 to 12/31/2014	$14.95003	$15.77257	351,974
01/01/2015 to 12/31/2015	$15.77257	$15.77414	965,478
01/01/2016 to 12/31/2016	$15.77414	$16.24865	1,319,744
01/01/2017 to 12/31/2017	$16.24865	$16.75492	965,826
01/01/2018 to 12/31/2018	$16.75492	$16.51705	4,412,839
01/01/2019 to 12/31/2019	$16.51705	$18.16065	2,305,776
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$18.18822	$19.14382	64,570
01/01/2013 to 12/31/2013	$19.14382	$21.83054	78,923
01/01/2014 to 12/31/2014	$21.83054	$20.20591	74,393
01/01/2015 to 12/31/2015	$20.20591	$19.41548	84,523
01/01/2016 to 12/31/2016	$19.41548	$19.56338	84,580
01/01/2017 to 12/31/2017	$19.56338	$25.06940	105,044
01/01/2018 to 12/31/2018	$25.06940	$20.45086	92,560
01/01/2019 to 12/31/2019	$20.45086	$25.71909	101,213
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.39134	$16.58069	113,942
01/01/2013 to 12/31/2013	$16.58069	$22.39066	238,651
01/01/2014 to 12/31/2014	$22.39066	$24.47699	298,328
01/01/2015 to 12/31/2015	$24.47699	$26.63237	408,083
01/01/2016 to 12/31/2016	$26.63237	$27.79454	394,455
01/01/2017 to 12/31/2017	$27.79454	$36.53961	373,277
01/01/2018 to 12/31/2018	$36.53961	$35.14651	298,009
01/01/2019 to 12/31/2019	$35.14651	$45.73150	252,176
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$16.05419	$16.01664	41,995
01/01/2013 to 12/31/2013	$16.01664	$21.64398	52,397
01/01/2014 to 12/31/2014	$21.64398	$23.25865	68,684
01/01/2015 to 12/31/2015	$23.25865	$24.65326	83,815
01/01/2016 to 12/31/2016	$24.65326	$24.83605	86,437
01/01/2017 to 12/31/2017	$24.83605	$32.09019	81,202
01/01/2018 to 12/31/2018	$32.09019	$32.40122	78,681
01/01/2019 to 12/31/2019	$32.40122	$44.12876	91,821
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$23.00831	$23.16935	61,641
01/01/2013 to 12/31/2013	$23.16935	$30.27566	74,871
01/01/2014 to 12/31/2014	$30.27566	$33.37730	69,326
01/01/2015 to 12/31/2015	$33.37730	$31.11769	159,147
01/01/2016 to 12/31/2016	$31.11769	$31.26639	160,642
01/01/2017 to 12/31/2017	$31.26639	$39.28086	197,295
01/01/2018 to 12/31/2018	$39.28086	$37.13830	174,007
01/01/2019 to 12/31/2019	$37.13830	$47.78169	164,684
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.36135	$21.83736	41,521
01/01/2013 to 12/31/2013	$21.83736	$30.65412	82,935
01/01/2014 to 12/31/2014	$30.65412	$34.61962	87,437
01/01/2015 to 12/31/2015	$34.61962	$32.29259	114,334
01/01/2016 to 12/31/2016	$32.29259	$37.74107	129,984
01/01/2017 to 12/31/2017	$37.74107	$42.45240	138,209
01/01/2018 to 12/31/2018	$42.45240	$35.06172	126,359
01/01/2019 to 12/31/2019	$35.06172	$41.94201	131,608

A-20

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.61695	$12.94774	839,716
01/01/2013 to 12/31/2013	$12.94774	$13.97780	738,781
01/01/2014 to 12/31/2014	$13.97780	$14.61518	800,719
01/01/2015 to 12/31/2015	$14.61518	$14.46791	852,432
01/01/2016 to 12/31/2016	$14.46791	$15.09201	1,187,643
01/01/2017 to 12/31/2017	$15.09201	$16.43017	1,381,775
01/01/2018 to 12/31/2018	$16.43017	$15.77899	1,583,735
01/01/2019 to 12/31/2019	$15.77899	$17.89655	1,668,074
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$27.20851	$25.84752	36,427
01/01/2013 to 12/31/2013	$25.84752	$35.97775	46,755
01/01/2014 to 12/31/2014	$35.97775	$37.32114	53,798
01/01/2015 to 12/31/2015	$37.32114	$37.38441	73,156
01/01/2016 to 12/31/2016	$37.38441	$39.80047	71,685
01/01/2017 to 12/31/2017	$39.80047	$50.23818	81,026
01/01/2018 to 12/31/2018	$50.23818	$44.27268	75,959
01/01/2019 to 12/31/2019	$44.27268	$59.72971	71,122
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.19547	$18.44439	14,615
01/01/2013 to 12/31/2013	$18.44439	$24.64517	62,996
01/01/2014 to 12/31/2014	$24.64517	$25.29233	49,354
01/01/2015 to 12/31/2015	$25.29233	$25.19795	36,188
01/01/2016 to 12/31/2016	$25.19795	$27.91679	49,676
01/01/2017 to 12/31/2017	$27.91679	$34.19651	58,328
01/01/2018 to 12/31/2018	$34.19651	$30.96054	53,523
01/01/2019 to 12/31/2019	$30.96054	$39.82271	47,770
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$21.02979	$21.45694	35,533
01/01/2013 to 12/31/2013	$21.45694	$29.14296	92,549
01/01/2014 to 12/31/2014	$29.14296	$30.32547	102,295
01/01/2015 to 12/31/2015	$30.32547	$28.68481	138,803
01/01/2016 to 12/31/2016	$28.68481	$36.63634	142,295
01/01/2017 to 12/31/2017	$36.63634	$38.87681	140,546
01/01/2018 to 12/31/2018	$38.87681	$31.86581	120,768
01/01/2019 to 12/31/2019	$31.86581	$38.42271	112,213
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$18.29835	$17.69596	59,479
01/01/2013 to 12/31/2013	$17.69596	$25.19378	99,275
01/01/2014 to 12/31/2014	$25.19378	$26.98245	119,471
01/01/2015 to 12/31/2015	$26.98245	$29.22824	171,252
01/01/2016 to 12/31/2016	$29.22824	$29.67248	212,826
01/01/2017 to 12/31/2017	$29.67248	$40.44466	299,994
01/01/2018 to 12/31/2018	$40.44466	$41.52283	254,830
01/01/2019 to 12/31/2019	$41.52283	$52.63262	228,881
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$16.87885	$16.85722	14,645
01/01/2013 to 12/31/2013	$16.85722	$22.43375	38,184
01/01/2014 to 12/31/2014	$22.43375	$22.52136	26,343
01/01/2015 to 12/31/2015	$22.52136	$20.91256	46,475
01/01/2016 to 12/31/2016	$20.91256	$21.93945	42,541
01/01/2017 to 12/31/2017	$21.93945	$25.27752	56,358
01/01/2018 to 12/31/2018	$25.27752	$22.55913	50,570
01/01/2019 to 12/31/2019	$22.55913	$28.09092	461,302

A-21

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$15.46034	$15.89989	53,980
01/01/2013 to 12/31/2013	$15.89989	$15.12712	113,438
01/01/2014 to 12/31/2014	$15.12712	$15.03645	132,013
01/01/2015 to 12/31/2015	$15.03645	$14.17720	186,850
01/01/2016 to 12/31/2016	$14.17720	$14.62513	194,200
01/01/2017 to 12/31/2017	$14.62513	$14.75245	206,055
01/01/2018 to 12/31/2018	$14.75245	$14.87346	166,119
01/01/2019 to 12/31/2019	$14.87346	$14.93819	167,134
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.38818	$21.08109	14,127
01/01/2013 to 12/31/2013	$21.08109	$27.59360	21,318
01/01/2014 to 12/31/2014	$27.59360	$31.35935	28,408
01/01/2015 to 12/31/2015	$31.35935	$28.95022	36,404
01/01/2016 to 12/31/2016	$28.95022	$32.62313	32,651
01/01/2017 to 12/31/2017	$32.62313	$38.22466	48,069
01/01/2018 to 12/31/2018	$38.22466	$31.53878	37,836
01/01/2019 to 12/31/2019	$31.53878	$37.14477	41,200
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.74319	$12.29264	244,516
01/01/2013 to 12/31/2013	$12.29264	$11.96993	328,315
01/01/2014 to 12/31/2014	$11.96993	$12.68383	354,642
01/01/2015 to 12/31/2015	$12.68383	$12.69306	412,868
01/01/2016 to 12/31/2016	$12.69306	$13.19346	503,172
01/01/2017 to 12/31/2017	$13.19346	$13.86477	761,183
01/01/2018 to 12/31/2018	$13.86477	$13.39424	1,046,330
01/01/2019 to 12/31/2019	$13.39424	$14.86890	1,071,663
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.33492	$14.51315	2,608
01/01/2013 to 12/31/2013	$14.51315	$17.20660	8,258
01/01/2014 to 12/31/2014	$17.20660	$16.10722	8,215
01/01/2015 to 12/31/2015	$16.10722	$16.28747	16,325
01/01/2016 to 12/31/2016	$16.28747	$16.62467	18,816
01/01/2017 to 12/31/2017	$16.62467	$20.51913	22,283
01/01/2018 to 12/31/2018	$20.51913	$16.86256	22,634
01/01/2019 to 12/31/2019	$16.86256	$19.25268	21,150
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$22.97602	$22.75903	1,067
01/01/2013 to 12/31/2013	$22.75903	$31.54498	4,227
01/01/2014 to 12/31/2014	$31.54498	$32.45692	8,956
01/01/2015 to 12/31/2015	$32.45692	$32.60380	12,787
01/01/2016 to 12/31/2016	$32.60380	$32.47697	9,933
01/01/2017 to 12/31/2017	$32.47697	$43.32574	19,200
01/01/2018 to 12/31/2018	$43.32574	$43.04691	16,222
01/01/2019 to 12/31/2019	$43.04691	$58.46398	13,027
*Denotes the start date of these sub-accounts

A-22

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With No Optional Benefits OR With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO
Plus 2008 or EBP and HD GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 Cliff M&E (1.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.85925	$10.90077	35,419,588
01/01/2011 to 12/31/2011	$10.90077	$10.47850	27,867,684
01/01/2012 to 12/31/2012	$10.47850	$11.64781	31,632,710
01/01/2013 to 12/31/2013	$11.64781	$12.64942	31,978,989
01/01/2014 to 12/31/2014	$12.64942	$12.96831	30,105,387
01/01/2015 to 12/31/2015	$12.96831	$12.39404	27,204,327
01/01/2016 to 12/31/2016	$12.39404	$13.01490	27,765,333
01/01/2017 to 12/31/2017	$13.01490	$14.47014	19,723,388
01/01/2018 to 12/31/2018	$14.47014	$13.12592	13,828,125
01/01/2019 to 12/31/2019	$13.12592	$15.04289	12,192,482
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.11138	$11.21452	36,140,128
01/01/2011 to 12/31/2011	$11.21452	$10.93987	30,390,625
01/01/2012 to 12/31/2012	$10.93987	$12.15075	33,353,854
01/01/2013 to 12/31/2013	$12.15075	$14.11641	32,580,994
01/01/2014 to 12/31/2014	$14.11641	$14.84909	31,331,321
01/01/2015 to 12/31/2015	$14.84909	$14.73338	29,948,118
01/01/2016 to 12/31/2016	$14.73338	$15.46597	26,777,168
01/01/2017 to 12/31/2017	$15.46597	$17.54964	11,971,014
01/01/2018 to 12/31/2018	$17.54964	$16.47404	6,763,435
01/01/2019 to 12/31/2019	$16.47404	$19.42698	6,063,678
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$14.36207	$14.73554	3,080,140
01/01/2011 to 12/31/2011	$14.73554	$14.87862	2,600,827
01/01/2012 to 12/31/2012	$14.87862	$15.38229	2,281,868
01/01/2013 to 12/31/2013	$15.38229	$14.85967	2,529,324
01/01/2014 to 12/31/2014	$14.85967	$14.65988	2,269,196
01/01/2015 to 12/31/2015	$14.65988	$14.54662	2,959,875
01/01/2016 to 12/31/2016	$14.54662	$14.60061	2,755,173
01/01/2017 to 12/31/2017	$14.60061	$14.66420	2,164,573
01/01/2018 to 12/31/2018	$14.66420	$14.58799	1,608,192
01/01/2019 to 12/31/2019	$14.58799	$15.07132	1,524,324
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$16.89565	$17.97216	15,065,751
01/01/2011 to 12/31/2011	$17.97216	$18.31185	11,688,146
01/01/2012 to 12/31/2012	$18.31185	$19.76836	12,996,719
01/01/2013 to 12/31/2013	$19.76836	$19.16265	12,953,608
01/01/2014 to 12/31/2014	$19.16265	$19.72373	11,489,506
01/01/2015 to 12/31/2015	$19.72373	$19.06666	10,043,635
01/01/2016 to 12/31/2016	$19.06666	$19.62484	8,307,758
01/01/2017 to 12/31/2017	$19.62484	$20.22542	3,612,636
01/01/2018 to 12/31/2018	$20.22542	$19.83946	1,412,410
01/01/2019 to 12/31/2019	$19.83946	$21.39875	1,257,739

A-23

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
04/02/2012* to 12/31/2012	$13.87095	$14.59957	222,691
01/01/2013 to 12/31/2013	$14.59957	$13.72060	147,757
01/01/2014 to 12/31/2014	$13.72060	$14.12688	187,196
01/01/2015 to 12/31/2015	$14.12688	$14.09965	288,318
01/01/2016 to 12/31/2016	$14.09965	$14.12512	258,632
01/01/2017 to 12/31/2017	$14.12512	$14.05475	163,121
01/01/2018 to 12/31/2018	$14.05475	$13.95663	717,226
01/01/2019 to 12/31/2019	$13.95663	$13.97531	0
AST Bond Portfolio 2020
04/02/2012* to 12/31/2012	$11.31385	$12.01042	0
01/01/2013 to 12/31/2013	$12.01042	$11.08750	739,602
01/01/2014 to 12/31/2014	$11.08750	$11.62327	602,399
01/01/2015 to 12/31/2015	$11.62327	$11.65331	817,097
01/01/2016 to 12/31/2016	$11.65331	$11.73306	684,470
01/01/2017 to 12/31/2017	$11.73306	$11.68935	310,563
01/01/2018 to 12/31/2018	$11.68935	$11.57585	454,923
01/01/2019 to 12/31/2019	$11.57585	$11.83091	1,033,553
AST Bond Portfolio 2021
04/02/2012* to 12/31/2012	$12.94298	$13.86865	311,791
01/01/2013 to 12/31/2013	$13.86865	$12.73650	140,538
01/01/2014 to 12/31/2014	$12.73650	$13.54336	882,588
01/01/2015 to 12/31/2015	$13.54336	$13.61261	1,420,656
01/01/2016 to 12/31/2016	$13.61261	$13.71612	1,217,110
01/01/2017 to 12/31/2017	$13.71612	$13.75908	623,006
01/01/2018 to 12/31/2018	$13.75908	$13.59545	713,673
01/01/2019 to 12/31/2019	$13.59545	$14.10581	300,709
AST Bond Portfolio 2022
04/02/2012* to 12/31/2012	$11.80248	$12.63426	234,837
01/01/2013 to 12/31/2013	$12.63426	$11.26040	181,943
01/01/2014 to 12/31/2014	$11.26040	$12.27262	129,009
01/01/2015 to 12/31/2015	$12.27262	$12.37326	1,147,591
01/01/2016 to 12/31/2016	$12.37326	$12.44202	1,342,030
01/01/2017 to 12/31/2017	$12.44202	$12.47973	757,764
01/01/2018 to 12/31/2018	$12.47973	$12.30473	562,316
01/01/2019 to 12/31/2019	$12.30473	$12.86677	431,014
AST Bond Portfolio 2023
04/02/2012* to 12/31/2012	$9.77839	$10.45734	52,629
01/01/2013 to 12/31/2013	$10.45734	$9.27349	740,173
01/01/2014 to 12/31/2014	$9.27349	$10.31328	247,551
01/01/2015 to 12/31/2015	$10.31328	$10.46013	26,704
01/01/2016 to 12/31/2016	$10.46013	$10.52694	498,764
01/01/2017 to 12/31/2017	$10.52694	$10.57193	336,755
01/01/2018 to 12/31/2018	$10.57193	$10.41169	442,203
01/01/2019 to 12/31/2019	$10.41169	$10.95073	596,812
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99931	$8.79859	305,910
01/01/2014 to 12/31/2014	$8.79859	$9.95645	623,668
01/01/2015 to 12/31/2015	$9.95645	$10.11125	55,198
01/01/2016 to 12/31/2016	$10.11125	$10.17539	15,311
01/01/2017 to 12/31/2017	$10.17539	$10.21754	1,735,541
01/01/2018 to 12/31/2018	$10.21754	$10.02422	2,187,414
01/01/2019 to 12/31/2019	$10.02422	$10.68645	383,266

A-24

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99931	$11.36619	203,374
01/01/2015 to 12/31/2015	$11.36619	$11.44834	1,813,881
01/01/2016 to 12/31/2016	$11.44834	$11.58495	305,322
01/01/2017 to 12/31/2017	$11.58495	$11.64979	214,433
01/01/2018 to 12/31/2018	$11.64979	$11.41881	2,455,411
01/01/2019 to 12/31/2019	$11.41881	$12.25906	588,821
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99931	$9.99350	353,621
01/01/2016 to 12/31/2016	$9.99350	$10.07371	1,911,227
01/01/2017 to 12/31/2017	$10.07371	$10.18901	2,175,981
01/01/2018 to 12/31/2018	$10.18901	$9.95629	1,794,592
01/01/2019 to 12/31/2019	$9.95629	$10.81787	3,309,970
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99863	$9.93455	1,756,042
01/01/2017 to 12/31/2017	$9.93455	$10.07409	1,836,042
01/01/2018 to 12/31/2018	$10.07409	$9.82229	3,594,947
01/01/2019 to 12/31/2019	$9.82229	$10.73606	1,663,040
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99862	$10.09258	159,021
01/01/2018 to 12/31/2018	$10.09258	$9.76087	1,570,061
01/01/2019 to 12/31/2019	$9.76087	$10.75592	498,951
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99862	$9.71630	225,524
01/01/2019 to 12/31/2019	$9.71630	$10.77471	985,758
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99931	$11.29707	588,984
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.68136	$10.83900	41,650,794
01/01/2011 to 12/31/2011	$10.83900	$10.44405	30,125,427
01/01/2012 to 12/31/2012	$10.44405	$11.72862	36,635,255
01/01/2013 to 12/31/2013	$11.72862	$14.20890	42,035,241
01/01/2014 to 12/31/2014	$14.20890	$15.01280	45,541,719
01/01/2015 to 12/31/2015	$15.01280	$14.90416	47,837,914
01/01/2016 to 12/31/2016	$14.90416	$15.72440	48,997,089
01/01/2017 to 12/31/2017	$15.72440	$18.30635	34,471,868
01/01/2018 to 12/31/2018	$18.30635	$16.95237	25,687,390
01/01/2019 to 12/31/2019	$16.95237	$20.46489	22,795,975
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$22.27763	$28.31102	510,403
01/01/2011 to 12/31/2011	$28.31102	$29.80000	376,813
01/01/2012 to 12/31/2012	$29.80000	$33.94359	463,095
01/01/2013 to 12/31/2013	$33.94359	$34.56960	450,921
01/01/2014 to 12/31/2014	$34.56960	$44.69065	435,105
01/01/2015 to 12/31/2015	$44.69065	$46.26976	353,550
01/01/2016 to 12/31/2016	$46.26976	$47.89248	289,672
01/01/2017 to 12/31/2017	$47.89248	$50.24901	102,492
01/01/2018 to 12/31/2018	$50.24901	$47.25846	16,255
01/01/2019 to 12/31/2019	$47.25846	$61.23593	20,404

A-25

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$11.37991	$11.24073	6,801,612
01/01/2011 to 12/31/2011	$11.24073	$11.10260	6,279,406
01/01/2012 to 12/31/2012	$11.10260	$10.96455	4,601,307
01/01/2013 to 12/31/2013	$10.96455	$10.82741	3,604,420
01/01/2014 to 12/31/2014	$10.82741	$10.69218	3,389,920
01/01/2015 to 12/31/2015	$10.69218	$10.55830	2,655,605
01/01/2016 to 12/31/2016	$10.55830	$10.42677	2,494,354
01/01/2017 to 12/31/2017	$10.42677	$10.33185	1,022,631
01/01/2018 to 12/31/2018	$10.33185	$10.33466	144,868
01/01/2019 to 12/31/2019	$10.33466	$10.37807	148,119
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.22537	$9.19151	1,205,571
01/01/2011 to 12/31/2011	$9.19151	$8.69703	860,066
01/01/2012 to 12/31/2012	$8.69703	$10.03847	942,929
01/01/2013 to 12/31/2013	$10.03847	$13.86439	1,237,335
01/01/2014 to 12/31/2014	$13.86439	$15.57319	1,567,637
01/01/2015 to 12/31/2015	$15.57319	$14.17351	1,387,504
01/01/2016 to 12/31/2016	$14.17351	$16.78016	1,298,527
01/01/2017 to 12/31/2017	$16.78016	$19.75125	800,693
01/01/2018 to 12/31/2018	$19.75125	$16.74288	533,467
01/01/2019 to 12/31/2019	$16.74288	$21.41480	436,457
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$17.42988	$19.70725	1,459,929
01/01/2011 to 12/31/2011	$19.70725	$16.94594	915,042
01/01/2012 to 12/31/2012	$16.94594	$20.14210	876,174
01/01/2013 to 12/31/2013	$20.14210	$23.68076	1,198,831
01/01/2014 to 12/31/2014	$23.68076	$22.09277	1,223,949
01/01/2015 to 12/31/2015	$22.09277	$22.50344	1,809,004
01/01/2016 to 12/31/2016	$22.50344	$21.38304	1,669,710
01/01/2017 to 12/31/2017	$21.38304	$28.59708	1,151,308
01/01/2018 to 12/31/2018	$28.59708	$24.47340	940,815
01/01/2019 to 12/31/2019	$24.47340	$31.92804	749,416
AST International Value Portfolio
01/01/2010 to 12/31/2010	$8.20938	$9.00512	1,743,754
01/01/2011 to 12/31/2011	$9.00512	$7.77667	1,310,153
01/01/2012 to 12/31/2012	$7.77667	$8.95999	1,443,923
01/01/2013 to 12/31/2013	$8.95999	$10.57050	1,466,476
01/01/2014 to 12/31/2014	$10.57050	$9.73859	1,498,945
01/01/2015 to 12/31/2015	$9.73859	$9.69538	1,451,464
01/01/2016 to 12/31/2016	$9.69538	$9.62992	1,266,768
01/01/2017 to 12/31/2017	$9.62992	$11.67931	743,142
01/01/2018 to 12/31/2018	$11.67931	$9.67159	401,883
01/01/2019 to 12/31/2019	$9.67159	$11.46299	344,369
AST Investment Grade Bond Portfolio
04/02/2012* to 12/31/2012	$14.62220	$15.54318	18,722,997
01/01/2013 to 12/31/2013	$15.54318	$14.86052	3,261,342
01/01/2014 to 12/31/2014	$14.86052	$15.66228	3,199,098
01/01/2015 to 12/31/2015	$15.66228	$15.64792	10,742,618
01/01/2016 to 12/31/2016	$15.64792	$16.10236	9,200,175
01/01/2017 to 12/31/2017	$16.10236	$16.58733	629,499
01/01/2018 to 12/31/2018	$16.58733	$16.33514	632
01/01/2019 to 12/31/2019	$16.33514	$17.94255	0

A-26

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$9.19814	$9.73440	2,492,453
01/01/2011 to 12/31/2011	$9.73440	$8.73333	1,670,674
01/01/2012 to 12/31/2012	$8.73333	$10.51351	1,947,918
01/01/2013 to 12/31/2013	$10.51351	$11.97688	2,070,280
01/01/2014 to 12/31/2014	$11.97688	$11.07433	2,030,830
01/01/2015 to 12/31/2015	$11.07433	$10.63026	1,995,091
01/01/2016 to 12/31/2016	$10.63026	$10.70044	1,569,675
01/01/2017 to 12/31/2017	$10.70044	$13.69826	592,230
01/01/2018 to 12/31/2018	$13.69826	$11.16328	110,811
01/01/2019 to 12/31/2019	$11.16328	$14.02470	122,965
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.73979	$10.33521	4,594,031
01/01/2011 to 12/31/2011	$10.33521	$10.11300	3,055,225
01/01/2012 to 12/31/2012	$10.11300	$11.21151	2,844,826
01/01/2013 to 12/31/2013	$11.21151	$15.12481	3,397,998
01/01/2014 to 12/31/2014	$15.12481	$16.51741	3,969,455
01/01/2015 to 12/31/2015	$16.51741	$17.95377	4,884,346
01/01/2016 to 12/31/2016	$17.95377	$18.71837	4,437,947
01/01/2017 to 12/31/2017	$18.71837	$24.58304	2,915,572
01/01/2018 to 12/31/2018	$24.58304	$23.62171	2,033,404
01/01/2019 to 12/31/2019	$23.62171	$30.70474	1,688,147
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$7.02527	$7.82440	2,119,460
01/01/2011 to 12/31/2011	$7.82440	$7.68074	1,429,953
01/01/2012 to 12/31/2012	$7.68074	$8.88044	1,486,414
01/01/2013 to 12/31/2013	$8.88044	$11.98833	1,613,878
01/01/2014 to 12/31/2014	$11.98833	$12.86958	1,604,312
01/01/2015 to 12/31/2015	$12.86958	$13.62744	1,586,674
01/01/2016 to 12/31/2016	$13.62744	$13.71463	1,347,267
01/01/2017 to 12/31/2017	$13.71463	$17.70257	546,725
01/01/2018 to 12/31/2018	$17.70257	$17.85599	265,860
01/01/2019 to 12/31/2019	$17.85599	$24.29437	220,267
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$5.15735	$6.10255	4,701,456
01/01/2011 to 12/31/2011	$6.10255	$5.84698	2,984,433
01/01/2012 to 12/31/2012	$5.84698	$6.90632	3,543,005
01/01/2013 to 12/31/2013	$6.90632	$9.01538	3,803,084
01/01/2014 to 12/31/2014	$9.01538	$9.92893	3,451,022
01/01/2015 to 12/31/2015	$9.92893	$9.24737	6,436,836
01/01/2016 to 12/31/2016	$9.24737	$9.28214	5,274,776
01/01/2017 to 12/31/2017	$9.28214	$11.64970	2,592,776
01/01/2018 to 12/31/2018	$11.64970	$11.00303	962,597
01/01/2019 to 12/31/2019	$11.00303	$14.14202	1,042,762
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.36419	$19.94676	1,067,139
01/01/2011 to 12/31/2011	$19.94676	$19.20836	718,917
01/01/2012 to 12/31/2012	$19.20836	$22.21690	726,117
01/01/2013 to 12/31/2013	$22.21690	$31.15543	958,640
01/01/2014 to 12/31/2014	$31.15543	$35.15028	927,072
01/01/2015 to 12/31/2015	$35.15028	$32.75433	1,007,427
01/01/2016 to 12/31/2016	$32.75433	$38.24212	862,297
01/01/2017 to 12/31/2017	$38.24212	$42.97271	424,301
01/01/2018 to 12/31/2018	$42.97271	$35.45530	232,320
01/01/2019 to 12/31/2019	$35.45530	$42.36995	212,870

A-27

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.83022	$11.82552	21,296,028
01/01/2011 to 12/31/2011	$11.82552	$11.79419	20,978,607
01/01/2012 to 12/31/2012	$11.79419	$12.85490	21,413,601
01/01/2013 to 12/31/2013	$12.85490	$13.86364	19,382,539
01/01/2014 to 12/31/2014	$13.86364	$14.48096	18,214,833
01/01/2015 to 12/31/2015	$14.48096	$14.32044	17,690,793
01/01/2016 to 12/31/2016	$14.32044	$14.92312	16,724,690
01/01/2017 to 12/31/2017	$14.92312	$16.22989	11,323,152
01/01/2018 to 12/31/2018	$16.22989	$15.57088	8,557,066
01/01/2019 to 12/31/2019	$15.57088	$17.64268	7,605,246
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.68711	$12.67921	1,500,026
01/01/2011 to 12/31/2011	$12.67921	$10.87912	1,440,412
01/01/2012 to 12/31/2012	$10.87912	$12.89951	1,624,583
01/01/2013 to 12/31/2013	$12.89951	$17.93697	1,692,703
01/01/2014 to 12/31/2014	$17.93697	$18.58790	1,505,947
01/01/2015 to 12/31/2015	$18.58790	$18.60051	1,635,150
01/01/2016 to 12/31/2016	$18.60051	$19.78268	1,367,144
01/01/2017 to 12/31/2017	$19.78268	$24.94557	719,098
01/01/2018 to 12/31/2018	$24.94557	$21.96112	451,474
01/01/2019 to 12/31/2019	$21.96112	$29.59852	361,280
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.98273	$21.53069	527,269
01/01/2011 to 12/31/2011	$21.53069	$21.05360	412,276
01/01/2012 to 12/31/2012	$21.05360	$23.32164	475,113
01/01/2013 to 12/31/2013	$23.32164	$31.13069	525,441
01/01/2014 to 12/31/2014	$31.13069	$31.91570	468,074
01/01/2015 to 12/31/2015	$31.91570	$31.76441	489,692
01/01/2016 to 12/31/2016	$31.76441	$35.15627	405,652
01/01/2017 to 12/31/2017	$35.15627	$43.02099	166,549
01/01/2018 to 12/31/2018	$43.02099	$38.91033	54,870
01/01/2019 to 12/31/2019	$38.91033	$49.99746	53,000
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$16.84959	$20.96423	983,045
01/01/2011 to 12/31/2011	$20.96423	$19.46513	633,878
01/01/2012 to 12/31/2012	$19.46513	$22.71231	589,246
01/01/2013 to 12/31/2013	$22.71231	$30.81692	725,986
01/01/2014 to 12/31/2014	$30.81692	$32.03491	663,097
01/01/2015 to 12/31/2015	$32.03491	$30.27101	807,371
01/01/2016 to 12/31/2016	$30.27101	$38.62318	678,624
01/01/2017 to 12/31/2017	$38.62318	$40.94386	485,568
01/01/2018 to 12/31/2018	$40.94386	$33.52597	369,837
01/01/2019 to 12/31/2019	$33.52597	$40.38358	320,925
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$7.05790	$8.07160	5,578,264
01/01/2011 to 12/31/2011	$8.07160	$7.83574	3,909,559
01/01/2012 to 12/31/2012	$7.83574	$9.09813	4,988,062
01/01/2013 to 12/31/2013	$9.09813	$12.93998	5,503,342
01/01/2014 to 12/31/2014	$12.93998	$13.84458	5,405,579
01/01/2015 to 12/31/2015	$13.84458	$14.98171	5,326,817
01/01/2016 to 12/31/2016	$14.98171	$15.19407	4,117,374
01/01/2017 to 12/31/2017	$15.19407	$20.68919	1,930,387
01/01/2018 to 12/31/2018	$20.68919	$21.21915	666,404
01/01/2019 to 12/31/2019	$21.21915	$26.86919	584,975

A-28

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.48526	$11.64254	1,078,324
01/01/2011 to 12/31/2011	$11.64254	$11.44064	864,374
01/01/2012 to 12/31/2012	$11.44064	$12.81153	1,095,404
01/01/2013 to 12/31/2013	$12.81153	$17.03245	1,093,521
01/01/2014 to 12/31/2014	$17.03245	$17.08165	968,257
01/01/2015 to 12/31/2015	$17.08165	$15.84532	729,571
01/01/2016 to 12/31/2016	$15.84532	$16.60655	543,227
01/01/2017 to 12/31/2017	$16.60655	$19.11409	255,516
01/01/2018 to 12/31/2018	$19.11409	$17.04119	90,181
01/01/2019 to 12/31/2019	$17.04119	$21.19847	2,310,146
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$16.83808	$17.58272	1,391,312
01/01/2011 to 12/31/2011	$17.58272	$18.07926	1,078,586
01/01/2012 to 12/31/2012	$18.07926	$18.78601	1,116,940
01/01/2013 to 12/31/2013	$18.78601	$17.85488	1,226,981
01/01/2014 to 12/31/2014	$17.85488	$17.72987	1,116,770
01/01/2015 to 12/31/2015	$17.72987	$16.69977	1,349,327
01/01/2016 to 12/31/2016	$16.69977	$17.21009	1,112,460
01/01/2017 to 12/31/2017	$17.21009	$17.34235	817,947
01/01/2018 to 12/31/2018	$17.34235	$17.46681	507,791
01/01/2019 to 12/31/2019	$17.46681	$17.52512	535,719
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.61590	$14.17880	743,476
01/01/2011 to 12/31/2011	$14.17880	$13.51859	516,116
01/01/2012 to 12/31/2012	$13.51859	$15.80720	587,711
01/01/2013 to 12/31/2013	$15.80720	$20.66957	561,570
01/01/2014 to 12/31/2014	$20.66957	$23.46661	523,357
01/01/2015 to 12/31/2015	$23.46661	$21.64185	445,783
01/01/2016 to 12/31/2016	$21.64185	$24.36300	327,800
01/01/2017 to 12/31/2017	$24.36300	$28.51751	143,578
01/01/2018 to 12/31/2018	$28.51751	$23.50569	44,515
01/01/2019 to 12/31/2019	$23.50569	$27.65588	47,545
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.30233	$10.96693	3,801,379
01/01/2011 to 12/31/2011	$10.96693	$11.48243	3,277,047
01/01/2012 to 12/31/2012	$11.48243	$12.22911	3,417,319
01/01/2013 to 12/31/2013	$12.22911	$11.89594	3,858,415
01/01/2014 to 12/31/2014	$11.89594	$12.59274	4,617,743
01/01/2015 to 12/31/2015	$12.59274	$12.58918	5,018,180
01/01/2016 to 12/31/2016	$12.58918	$13.07237	4,532,751
01/01/2017 to 12/31/2017	$13.07237	$13.72359	2,474,596
01/01/2018 to 12/31/2018	$13.72359	$13.24430	1,466,165
01/01/2019 to 12/31/2019	$13.24430	$14.68764	1,527,900
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.27867	$14.87472	173,563
01/01/2011 to 12/31/2011	$14.87472	$12.81037	149,767
01/01/2012 to 12/31/2012	$12.81037	$14.38078	122,892
01/01/2013 to 12/31/2013	$14.38078	$17.03250	100,597
01/01/2014 to 12/31/2014	$17.03250	$15.92808	76,194
01/01/2015 to 12/31/2015	$15.92808	$16.09005	45,610
01/01/2016 to 12/31/2016	$16.09005	$16.40651	29,664
01/01/2017 to 12/31/2017	$16.40651	$20.22940	8,287
01/01/2018 to 12/31/2018	$20.22940	$16.60745	1,936
01/01/2019 to 12/31/2019	$16.60745	$18.94223	4,127

A-29

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.07856	$13.99778	129,477
01/01/2011 to 12/31/2011	$13.99778	$13.08261	90,859
01/01/2012 to 12/31/2012	$13.08261	$15.60026	50,798
01/01/2013 to 12/31/2013	$15.60026	$21.60080	38,150
01/01/2014 to 12/31/2014	$21.60080	$22.20273	22,509
01/01/2015 to 12/31/2015	$22.20273	$22.28066	13,054
01/01/2016 to 12/31/2016	$22.28066	$22.17162	12,905
01/01/2017 to 12/31/2017	$22.17162	$29.54809	5,947
01/01/2018 to 12/31/2018	$29.54809	$29.32807	2,945
01/01/2019 to 12/31/2019	$29.32807	$39.79167	2,348
*Denotes the start date of these sub-accounts

A-30

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with combo 5% and Gro Plus Cliff M&E (1.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.24128	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
01/01/2019 to 12/31/2019	$12.86718	$14.72391	5,536,253
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.87903	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479
01/01/2019 to 12/31/2019	$16.14950	$19.01531	5,379,230
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$17.83258	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
01/01/2019 to 12/31/2019	$17.13398	$17.67486	3,330,585
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$24.22046	$25.47464	12,338,264
01/01/2013 to 12/31/2013	$25.47464	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083
01/01/2018 to 12/31/2018	$25.86657	$25.33412	4,629,873
01/01/2019 to 12/31/2019	$25.33412	$27.28387	4,189,643
AST Bond Portfolio 2020
04/02/2012 to 12/31/2012	$11.25805	$11.93774	0
01/01/2013 to 12/31/2013	$11.93774	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
01/01/2018 to 12/31/2018	$11.53053	$11.40130	0
01/01/2019 to 12/31/2019	$11.40130	$11.63495	0

A-31

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$11.56120	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935
01/01/2019 to 12/31/2019	$16.61840	$20.03129	8,654,530
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$29.01999	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
01/01/2019 to 12/31/2019	$41.28906	$53.41975	517,363
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$13.65154	$13.50952	17,079,423
01/01/2013 to 12/31/2013	$13.50952	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311
01/01/2018 to 12/31/2018	$12.63397	$12.61802	10,291,957
01/01/2019 to 12/31/2019	$12.61802	$12.65174	8,387,207
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$20.36044	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509
01/01/2019 to 12/31/2019	$34.75632	$44.38727	1,398,612
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$18.65276	$19.01608	6,293,086
01/01/2013 to 12/31/2013	$19.01608	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745
01/01/2018 to 12/31/2018	$26.79441	$22.89556	2,982,285
01/01/2019 to 12/31/2019	$22.89556	$29.82418	2,562,599
AST International Value Portfolio
04/02/2012 to 12/31/2012	$17.07885	$17.54225	1,527,083
01/01/2013 to 12/31/2013	$17.54225	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690
01/01/2018 to 12/31/2018	$22.69347	$18.76368	764,784
01/01/2019 to 12/31/2019	$18.76368	$22.20541	699,331

A-32

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$14.76497	$15.67712	39
01/01/2013 to 12/31/2013	$15.67712	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
01/01/2018 to 12/31/2018	$16.60376	$16.32633	210
01/01/2019 to 12/31/2019	$16.32633	$17.90560	0
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$34.83608	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932
01/01/2019 to 12/31/2019	$38.50595	$48.30270	761,508
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$20.41294	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
01/01/2019 to 12/31/2019	$40.55449	$52.63467	6,440,550
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$9.39760	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316
01/01/2019 to 12/31/2019	$18.64522	$25.32966	3,439,971
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$6.31094	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702
01/01/2019 to 12/31/2019	$10.01412	$12.85141	9,266,517
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$37.15415	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
01/01/2019 to 12/31/2019	$59.95055	$71.53346	1,343,273

A-33

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$12.41607	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564
01/01/2019 to 12/31/2019	$15.26462	$17.26955	5,375,267
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$13.35502	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
01/01/2019 to 12/31/2019	$21.36279	$28.74833	1,923,581
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$25.35980	$24.32164	1,542,659
01/01/2013 to 12/31/2013	$24.32164	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697
01/01/2018 to 12/31/2018	$44.52618	$40.21010	691,095
01/01/2019 to 12/31/2019	$40.21010	$51.58901	596,050
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$25.61287	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607
01/01/2019 to 12/31/2019	$38.15322	$45.88763	1,088,105
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.01326	$18.35269	2,586,707
01/01/2013 to 12/31/2013	$18.35269	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149
01/01/2018 to 12/31/2018	$41.41872	$42.41475	1,461,790
01/01/2019 to 12/31/2019	$42.41475	$53.62710	1,250,102
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$12.61586	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362
01/01/2019 to 12/31/2019	$16.57594	$20.58841	6,552,217

A-34

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$17.62052	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725
01/01/2019 to 12/31/2019	$16.66437	$16.69463	1,083,981
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.03481	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219
01/01/2019 to 12/31/2019	$22.86353	$26.85937	387,825
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$11.61384	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
01/01/2019 to 12/31/2019	$13.02235	$14.41951	2,741,774
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.25064	$14.40065	412,613
01/01/2013 to 12/31/2013	$14.40065	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982
01/01/2018 to 12/31/2018	$20.10407	$16.47931	179,424
01/01/2019 to 12/31/2019	$16.47931	$18.76753	153,850
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$11.51049	$11.38028	775,472
01/01/2013 to 12/31/2013	$11.38028	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484
01/01/2018 to 12/31/2018	$21.39200	$21.20034	322,384
01/01/2019 to 12/31/2019	$21.20034	$28.72041	293,847
*Denotes the start date of these sub-accounts

A-35

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps Cliff M&E (1.45%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.05839	$14.40546	2,180
01/01/2013 to 12/31/2013	$14.40546	$15.61266	2,340
01/01/2014 to 12/31/2014	$15.61266	$15.97383	2,320
01/01/2015 to 12/31/2015	$15.97383	$15.23550	2,016
01/01/2016 to 12/31/2016	$15.23550	$15.96631	1,955
01/01/2017 to 12/31/2017	$15.96631	$17.71563	213,634
01/01/2018 to 12/31/2018	$17.71563	$16.03713	191,239
01/01/2019 to 12/31/2019	$16.03713	$18.34205	461,698
AST Balanced Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.27831	$14.44291	230
01/01/2013 to 12/31/2013	$14.44291	$16.74538	3,006
01/01/2014 to 12/31/2014	$16.74538	$17.57885	2,980
01/01/2015 to 12/31/2015	$17.57885	$17.40646	2,954
01/01/2016 to 12/31/2016	$17.40646	$18.23504	214
01/01/2017 to 12/31/2017	$18.23504	$20.65002	659,026
01/01/2018 to 12/31/2018	$20.65002	$19.34489	832,772
01/01/2019 to 12/31/2019	$19.34489	$22.76613	1,380,082
AST BlackRock Low Duration Bond Portfolio
04/02/2012 to 12/31/2012	$10.96527	$11.20709	543
01/01/2013 to 12/31/2013	$11.20709	$10.80435	638
01/01/2014 to 12/31/2014	$10.80435	$10.63748	188
01/01/2015 to 12/31/2015	$10.63748	$10.53398	185
01/01/2016 to 12/31/2016	$10.53398	$10.55175	192
01/01/2017 to 12/31/2017	$10.55175	$10.57674	35,833
01/01/2018 to 12/31/2018	$10.57674	$10.50020	45,311
01/01/2019 to 12/31/2019	$10.50020	$10.82621	72,844
AST BlackRock/Loomis Sayles Bond Portfolio
04/02/2012 to 12/31/2012	$12.27484	$12.90561	10,044
01/01/2013 to 12/31/2013	$12.90561	$12.48478	6,046
01/01/2014 to 12/31/2014	$12.48478	$12.82441	5,649
01/01/2015 to 12/31/2015	$12.82441	$12.37205	5,750
01/01/2016 to 12/31/2016	$12.37205	$12.70850	4,343
01/01/2017 to 12/31/2017	$12.70850	$13.07105	424,426
01/01/2018 to 12/31/2018	$13.07105	$12.79546	409,721
01/01/2019 to 12/31/2019	$12.79546	$13.77327	769,553
AST Capital Growth Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$14.83753	$14.88548	11,514
01/01/2013 to 12/31/2013	$14.88548	$17.99682	7,030
01/01/2014 to 12/31/2014	$17.99682	$18.97650	6,525
01/01/2015 to 12/31/2015	$18.97650	$18.80107	6,456
01/01/2016 to 12/31/2016	$18.80107	$19.79575	9,850
01/01/2017 to 12/31/2017	$19.79575	$22.99968	412,390
01/01/2018 to 12/31/2018	$22.99968	$21.25514	517,892
01/01/2019 to 12/31/2019	$21.25514	$25.60712	1,348,193

A-36

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
04/02/2012 to 12/31/2012	$21.40782	$22.06904	76
01/01/2013 to 12/31/2013	$22.06904	$22.43055	81
01/01/2014 to 12/31/2014	$22.43055	$28.93892	65
01/01/2015 to 12/31/2015	$28.93892	$29.90074	62
01/01/2016 to 12/31/2016	$29.90074	$30.88687	63
01/01/2017 to 12/31/2017	$30.88687	$32.34123	3,380
01/01/2018 to 12/31/2018	$32.34123	$30.35441	5,619
01/01/2019 to 12/31/2019	$30.35441	$39.25254	13,489
AST Government Money Market Portfolio
04/02/2012 to 12/31/2012	$9.59292	$9.48932	4,146
01/01/2013 to 12/31/2013	$9.48932	$9.35139	1,741
01/01/2014 to 12/31/2014	$9.35139	$9.21607	26,616
01/01/2015 to 12/31/2015	$9.21607	$9.08227	13,817
01/01/2016 to 12/31/2016	$9.08227	$8.95090	2,002
01/01/2017 to 12/31/2017	$8.95090	$8.85147	41,349
01/01/2018 to 12/31/2018	$8.85147	$8.83584	88,957
01/01/2019 to 12/31/2019	$8.83584	$8.85497	134,126
AST Hotchkis & Wiley Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.02273	$15.51082	0
01/01/2013 to 12/31/2013	$15.51082	$21.37907	0
01/01/2014 to 12/31/2014	$21.37907	$23.96539	0
01/01/2015 to 12/31/2015	$23.96539	$21.76727	0
01/01/2016 to 12/31/2016	$21.76727	$25.71834	933
01/01/2017 to 12/31/2017	$25.71834	$30.21090	15,814
01/01/2018 to 12/31/2018	$30.21090	$25.55720	18,519
01/01/2019 to 12/31/2019	$25.55720	$32.62256	43,022
AST International Growth Portfolio
04/02/2012 to 12/31/2012	$15.02132	$15.30804	662
01/01/2013 to 12/31/2013	$15.30804	$17.96101	620
01/01/2014 to 12/31/2014	$17.96101	$16.72271	675
01/01/2015 to 12/31/2015	$16.72271	$16.99908	648
01/01/2016 to 12/31/2016	$16.99908	$16.12010	723
01/01/2017 to 12/31/2017	$16.12010	$21.51511	17,298
01/01/2018 to 12/31/2018	$21.51511	$18.37506	18,598
01/01/2019 to 12/31/2019	$18.37506	$23.92358	44,274
AST International Value Portfolio
04/02/2012 to 12/31/2012	$13.90274	$14.27443	0
01/01/2013 to 12/31/2013	$14.27443	$16.80592	0
01/01/2014 to 12/31/2014	$16.80592	$15.45204	0
01/01/2015 to 12/31/2015	$15.45204	$15.35243	0
01/01/2016 to 12/31/2016	$15.35243	$15.21805	0
01/01/2017 to 12/31/2017	$15.21805	$18.41932	22,999
01/01/2018 to 12/31/2018	$18.41932	$15.22190	30,689
01/01/2019 to 12/31/2019	$15.22190	$18.00490	40,681
AST Investment Grade Bond Portfolio
04/02/2012 to 12/31/2012	$13.38884	$14.21055	7,000
01/01/2013 to 12/31/2013	$14.21055	$13.55893	3,285
01/01/2014 to 12/31/2014	$13.55893	$14.26152	2,091
01/01/2015 to 12/31/2015	$14.26152	$14.21954	2,521
01/01/2016 to 12/31/2016	$14.21954	$14.60293	2,936
01/01/2017 to 12/31/2017	$14.60293	$15.01233	548,421
01/01/2018 to 12/31/2018	$15.01233	$14.75401	2,219,031
01/01/2019 to 12/31/2019	$14.75401	$16.17296	2,383,314

A-37

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
04/02/2012 to 12/31/2012	$14.76295	$15.50339	0
01/01/2013 to 12/31/2013	$15.50339	$17.62553	0
01/01/2014 to 12/31/2014	$17.62553	$16.26429	0
01/01/2015 to 12/31/2015	$16.26429	$15.58049	0
01/01/2016 to 12/31/2016	$15.58049	$15.65166	0
01/01/2017 to 12/31/2017	$15.65166	$19.99616	48,190
01/01/2018 to 12/31/2018	$19.99616	$16.26242	43,463
01/01/2019 to 12/31/2019	$16.26242	$20.38958	89,869
AST Loomis Sayles Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.11543	$16.28062	0
01/01/2013 to 12/31/2013	$16.28062	$21.91871	0
01/01/2014 to 12/31/2014	$21.91871	$23.88844	880
01/01/2015 to 12/31/2015	$23.88844	$25.91320	789
01/01/2016 to 12/31/2016	$25.91320	$26.96231	318
01/01/2017 to 12/31/2017	$26.96231	$35.33842	33,933
01/01/2018 to 12/31/2018	$35.33842	$33.88731	31,917
01/01/2019 to 12/31/2019	$33.88731	$43.95943	72,356
AST MFS Growth Portfolio
04/02/2012 to 12/31/2012	$15.40287	$15.33198	510
01/01/2013 to 12/31/2013	$15.33198	$20.65597	452
01/01/2014 to 12/31/2014	$20.65597	$22.12961	184
01/01/2015 to 12/31/2015	$22.12961	$23.38537	170
01/01/2016 to 12/31/2016	$23.38537	$23.48749	169
01/01/2017 to 12/31/2017	$23.48749	$30.25593	23,112
01/01/2018 to 12/31/2018	$30.25593	$30.45591	25,696
01/01/2019 to 12/31/2019	$30.45591	$41.35340	36,552
AST Mid-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.93946	$18.02411	948
01/01/2013 to 12/31/2013	$18.02411	$23.48091	922
01/01/2014 to 12/31/2014	$23.48091	$25.80802	568
01/01/2015 to 12/31/2015	$25.80802	$23.98772	584
01/01/2016 to 12/31/2016	$23.98772	$24.02937	248
01/01/2017 to 12/31/2017	$24.02937	$30.09747	46,827
01/01/2018 to 12/31/2018	$30.09747	$28.36881	49,654
01/01/2019 to 12/31/2019	$28.36881	$36.38817	93,972
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$18.22429	$18.58806	270
01/01/2013 to 12/31/2013	$18.58806	$26.01373	213
01/01/2014 to 12/31/2014	$26.01373	$29.28978	193
01/01/2015 to 12/31/2015	$29.28978	$27.23801	250
01/01/2016 to 12/31/2016	$27.23801	$31.73734	227
01/01/2017 to 12/31/2017	$31.73734	$35.59132	18,355
01/01/2018 to 12/31/2018	$35.59132	$29.30530	21,619
01/01/2019 to 12/31/2019	$29.30530	$34.94967	46,249
AST Preservation Asset Allocation Portfolio
04/02/2012 to 12/31/2012	$13.43044	$13.75126	240
01/01/2013 to 12/31/2013	$13.75126	$14.80021	254
01/01/2014 to 12/31/2014	$14.80021	$15.42794	252
01/01/2015 to 12/31/2015	$15.42794	$15.22608	248
01/01/2016 to 12/31/2016	$15.22608	$15.83488	242
01/01/2017 to 12/31/2017	$15.83488	$17.18667	592,750
01/01/2018 to 12/31/2018	$17.18667	$16.45508	514,201
01/01/2019 to 12/31/2019	$16.45508	$18.60681	1,040,322

A-38

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
04/02/2012 to 12/31/2012	$18.20710	$17.25717	308
01/01/2013 to 12/31/2013	$17.25717	$23.94780	335
01/01/2014 to 12/31/2014	$23.94780	$24.76663	346
01/01/2015 to 12/31/2015	$24.76663	$24.73336	328
01/01/2016 to 12/31/2016	$24.73336	$26.25220	0
01/01/2017 to 12/31/2017	$26.25220	$33.03673	17,384
01/01/2018 to 12/31/2018	$33.03673	$29.02497	17,987
01/01/2019 to 12/31/2019	$29.02497	$39.03964	38,455
AST Small-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$19.95377	$19.12968	0
01/01/2013 to 12/31/2013	$19.12968	$25.48345	0
01/01/2014 to 12/31/2014	$25.48345	$26.07311	0
01/01/2015 to 12/31/2015	$26.07311	$25.89686	0
01/01/2016 to 12/31/2016	$25.89686	$28.60422	0
01/01/2017 to 12/31/2017	$28.60422	$34.93250	10,439
01/01/2018 to 12/31/2018	$34.93250	$31.53024	15,457
01/01/2019 to 12/31/2019	$31.53024	$40.43239	29,986
AST Small-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.10418	$17.41211	0
01/01/2013 to 12/31/2013	$17.41211	$23.57749	0
01/01/2014 to 12/31/2014	$23.57749	$24.45978	0
01/01/2015 to 12/31/2015	$24.45978	$23.06612	0
01/01/2016 to 12/31/2016	$23.06612	$29.37095	255
01/01/2017 to 12/31/2017	$29.37095	$31.07283	10,076
01/01/2018 to 12/31/2018	$31.07283	$25.39136	6,113
01/01/2019 to 12/31/2019	$25.39136	$30.52319	18,459
AST T. Rowe Price Large-Cap Growth Portfolio
04/02/2012 to 12/31/2012	$17.54923	$16.93303	0
01/01/2013 to 12/31/2013	$16.93303	$24.03450	0
01/01/2014 to 12/31/2014	$24.03450	$25.66278	0
01/01/2015 to 12/31/2015	$25.66278	$27.71447	0
01/01/2016 to 12/31/2016	$27.71447	$28.05039	0
01/01/2017 to 12/31/2017	$28.05039	$38.11816	38,656
01/01/2018 to 12/31/2018	$38.11816	$39.01490	42,463
01/01/2019 to 12/31/2019	$39.01490	$49.30346	77,106
AST T. Rowe Price Large-Cap Value Portfolio
04/02/2012 to 12/31/2012	$15.61319	$15.55791	0
01/01/2013 to 12/31/2013	$15.55791	$20.64173	0
01/01/2014 to 12/31/2014	$20.64173	$20.65942	0
01/01/2015 to 12/31/2015	$20.65942	$19.12527	0
01/01/2016 to 12/31/2016	$19.12527	$20.00372	0
01/01/2017 to 12/31/2017	$20.00372	$22.97763	28,700
01/01/2018 to 12/31/2018	$22.97763	$20.44396	29,203
01/01/2019 to 12/31/2019	$20.44396	$25.37983	150,517
AST Templeton Global Bond Portfolio
04/02/2012 to 12/31/2012	$12.05208	$12.36662	0
01/01/2013 to 12/31/2013	$12.36662	$11.72986	0
01/01/2014 to 12/31/2014	$11.72986	$11.62412	0
01/01/2015 to 12/31/2015	$11.62412	$10.92662	0
01/01/2016 to 12/31/2016	$10.92662	$11.23771	0
01/01/2017 to 12/31/2017	$11.23771	$11.30121	22,532
01/01/2018 to 12/31/2018	$11.30121	$11.35912	28,790
01/01/2019 to 12/31/2019	$11.35912	$11.37398	48,396

A-39

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST WEDGE Capital Mid-Cap Value Portfolio
04/02/2012 to 12/31/2012	$17.42031	$17.97155	0
01/01/2013 to 12/31/2013	$17.97155	$23.45216	0
01/01/2014 to 12/31/2014	$23.45216	$26.57180	0
01/01/2015 to 12/31/2015	$26.57180	$24.45592	0
01/01/2016 to 12/31/2016	$24.45592	$27.47519	0
01/01/2017 to 12/31/2017	$27.47519	$32.09537	10,928
01/01/2018 to 12/31/2018	$32.09537	$26.40074	13,980
01/01/2019 to 12/31/2019	$26.40074	$30.99900	20,591
AST Western Asset Core Plus Bond Portfolio
04/02/2012 to 12/31/2012	$12.20348	$12.74552	1,573
01/01/2013 to 12/31/2013	$12.74552	$12.37321	1,763
01/01/2014 to 12/31/2014	$12.37321	$13.07139	1,750
01/01/2015 to 12/31/2015	$13.07139	$13.04109	1,706
01/01/2016 to 12/31/2016	$13.04109	$13.51414	4,195
01/01/2017 to 12/31/2017	$13.51414	$14.15878	118,402
01/01/2018 to 12/31/2018	$14.15878	$13.63647	163,618
01/01/2019 to 12/31/2019	$13.63647	$15.09186	354,340
Wells Fargo VT International Equity Fund - Class 1
04/02/2012 to 12/31/2012	$14.05138	$14.19391	0
01/01/2013 to 12/31/2013	$14.19391	$16.77715	0
01/01/2014 to 12/31/2014	$16.77715	$15.65745	0
01/01/2015 to 12/31/2015	$15.65745	$15.78462	0
01/01/2016 to 12/31/2016	$15.78462	$16.06256	0
01/01/2017 to 12/31/2017	$16.06256	$19.76532	775
01/01/2018 to 12/31/2018	$19.76532	$16.19338	4,923
01/01/2019 to 12/31/2019	$16.19338	$18.43250	5,442
Wells Fargo VT Omega Growth Fund - Class 1
04/02/2012 to 12/31/2012	$17.09912	$16.89928	0
01/01/2013 to 12/31/2013	$16.89928	$23.35210	0
01/01/2014 to 12/31/2014	$23.35210	$23.95423	0
01/01/2015 to 12/31/2015	$23.95423	$23.98960	0
01/01/2016 to 12/31/2016	$23.98960	$23.82399	0
01/01/2017 to 12/31/2017	$23.82399	$31.68616	2,388
01/01/2018 to 12/31/2018	$31.68616	$31.38609	2,388
01/01/2019 to 12/31/2019	$31.38609	$42.49760	1,041
*Denotes the start date of these sub-accounts

A-40

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of GRO Plus, EBP or HAV OR With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and
HAV OR GRO Plus 2008 60 bps and HAV Cliff M&E (1.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.75778	$10.76144	2,807,816
01/01/2011 to 12/31/2011	$10.76144	$10.31836	1,829,484
01/01/2012 to 12/31/2012	$10.31836	$11.44067	1,736,967
01/01/2013 to 12/31/2013	$11.44067	$12.39310	1,728,158
01/01/2014 to 12/31/2014	$12.39310	$12.67341	1,664,666
01/01/2015 to 12/31/2015	$12.67341	$12.08149	1,547,700
01/01/2016 to 12/31/2016	$12.08149	$12.65473	1,904,121
01/01/2017 to 12/31/2017	$12.65473	$14.03410	2,166,262
01/01/2018 to 12/31/2018	$14.03410	$12.69792	2,103,514
01/01/2019 to 12/31/2019	$12.69792	$14.51565	1,817,157
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.00721	$11.07091	1,919,500
01/01/2011 to 12/31/2011	$11.07091	$10.77248	1,156,073
01/01/2012 to 12/31/2012	$10.77248	$11.93449	1,123,914
01/01/2013 to 12/31/2013	$11.93449	$13.83007	1,161,351
01/01/2014 to 12/31/2014	$13.83007	$14.51106	1,024,688
01/01/2015 to 12/31/2015	$14.51106	$14.36141	857,164
01/01/2016 to 12/31/2016	$14.36141	$15.03738	1,044,833
01/01/2017 to 12/31/2017	$15.03738	$17.02029	1,315,129
01/01/2018 to 12/31/2018	$17.02029	$15.93649	1,236,158
01/01/2019 to 12/31/2019	$15.93649	$18.74546	1,151,860
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$12.01658	$12.29800	945,944
01/01/2011 to 12/31/2011	$12.29800	$12.38612	473,351
01/01/2012 to 12/31/2012	$12.38612	$12.77291	337,586
01/01/2013 to 12/31/2013	$12.77291	$12.30775	279,123
01/01/2014 to 12/31/2014	$12.30775	$12.11139	207,705
01/01/2015 to 12/31/2015	$12.11139	$11.98743	238,852
01/01/2016 to 12/31/2016	$11.98743	$12.00105	219,768
01/01/2017 to 12/31/2017	$12.00105	$12.02287	218,295
01/01/2018 to 12/31/2018	$12.02287	$11.92998	187,411
01/01/2019 to 12/31/2019	$11.92998	$12.29399	187,209
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.27088	$14.08072	1,216,835
01/01/2011 to 12/31/2011	$14.08072	$14.31051	711,514
01/01/2012 to 12/31/2012	$14.31051	$15.40968	667,649
01/01/2013 to 12/31/2013	$15.40968	$14.89962	564,057
01/01/2014 to 12/31/2014	$14.89962	$15.29718	471,500
01/01/2015 to 12/31/2015	$15.29718	$14.75006	374,455
01/01/2016 to 12/31/2016	$14.75006	$15.14351	271,406
01/01/2017 to 12/31/2017	$15.14351	$15.56761	201,679
01/01/2018 to 12/31/2018	$15.56761	$15.23172	186,918
01/01/2019 to 12/31/2019	$15.23172	$16.38741	155,845

A-41

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.03530	$12.10470	0
01/01/2011 to 12/31/2011	$12.10470	$13.82780	0
01/01/2012 to 12/31/2012	$13.82780	$14.41817	737
01/01/2013 to 12/31/2013	$14.41817	$13.51573	10,939
01/01/2014 to 12/31/2014	$13.51573	$13.88072	991
01/01/2015 to 12/31/2015	$13.88072	$13.81898	267
01/01/2016 to 12/31/2016	$13.81898	$13.80904	56,581
01/01/2017 to 12/31/2017	$13.80904	$13.70602	37,733
01/01/2018 to 12/31/2018	$13.70602	$13.57586	194,125
01/01/2019 to 12/31/2019	$13.57586	$13.55911	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.81569	$9.71197	6,670
01/01/2011 to 12/31/2011	$9.71197	$11.35302	0
01/01/2012 to 12/31/2012	$11.35302	$11.88920	0
01/01/2013 to 12/31/2013	$11.88920	$10.94781	57,420
01/01/2014 to 12/31/2014	$10.94781	$11.44774	39,662
01/01/2015 to 12/31/2015	$11.44774	$11.44813	34,641
01/01/2016 to 12/31/2016	$11.44813	$11.49726	28,462
01/01/2017 to 12/31/2017	$11.49726	$11.42537	27,408
01/01/2018 to 12/31/2018	$11.42537	$11.28585	33,860
01/01/2019 to 12/31/2019	$11.28585	$11.50524	165,528
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99834	$11.04192	5,927
01/01/2011 to 12/31/2011	$11.04192	$13.08437	13,290
01/01/2012 to 12/31/2012	$13.08437	$13.76362	3,479
01/01/2013 to 12/31/2013	$13.76362	$12.60810	4,021
01/01/2014 to 12/31/2014	$12.60810	$13.37292	125,853
01/01/2015 to 12/31/2015	$13.37292	$13.40731	173,077
01/01/2016 to 12/31/2016	$13.40731	$13.47518	141,687
01/01/2017 to 12/31/2017	$13.47518	$13.48332	87,514
01/01/2018 to 12/31/2018	$13.48332	$13.28893	75,490
01/01/2019 to 12/31/2019	$13.28893	$13.75290	49,200
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99876	$12.05717	10,896
01/01/2012 to 12/31/2012	$12.05717	$12.57047	10,872
01/01/2013 to 12/31/2013	$12.57047	$11.17526	42,070
01/01/2014 to 12/31/2014	$11.17526	$12.14896	38,179
01/01/2015 to 12/31/2015	$12.14896	$12.21753	101,130
01/01/2016 to 12/31/2016	$12.21753	$12.25439	103,750
01/01/2017 to 12/31/2017	$12.25439	$12.26028	56,216
01/01/2018 to 12/31/2018	$12.26028	$12.05768	58,508
01/01/2019 to 12/31/2019	$12.05768	$12.57657	51,342
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99835	$10.43083	2,072
01/01/2013 to 12/31/2013	$10.43083	$9.22647	52,259
01/01/2014 to 12/31/2014	$9.22647	$10.23487	20,394
01/01/2015 to 12/31/2015	$10.23487	$10.35432	10,400
01/01/2016 to 12/31/2016	$10.35432	$10.39418	14,220
01/01/2017 to 12/31/2017	$10.39418	$10.41224	9,137
01/01/2018 to 12/31/2018	$10.41224	$10.22817	49,351
01/01/2019 to 12/31/2019	$10.22817	$10.73045	87,494

A-42

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99917	$8.77624	11,938
01/01/2014 to 12/31/2014	$8.77624	$9.90595	92,771
01/01/2015 to 12/31/2015	$9.90595	$10.03454	0
01/01/2016 to 12/31/2016	$10.03454	$10.07271	0
01/01/2017 to 12/31/2017	$10.07271	$10.08893	51,008
01/01/2018 to 12/31/2018	$10.08893	$9.87287	99,859
01/01/2019 to 12/31/2019	$9.87287	$10.49850	24,130
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99917	$11.33741	64,982
01/01/2015 to 12/31/2015	$11.33741	$11.39046	253,243
01/01/2016 to 12/31/2016	$11.39046	$11.49726	10,748
01/01/2017 to 12/31/2017	$11.49726	$11.53238	3,525
01/01/2018 to 12/31/2018	$11.53238	$11.27503	23,439
01/01/2019 to 12/31/2019	$11.27503	$12.07404	10,852
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99917	$9.96813	13,482
01/01/2016 to 12/31/2016	$9.96813	$10.02288	202,147
01/01/2017 to 12/31/2017	$10.02288	$10.11187	74,907
01/01/2018 to 12/31/2018	$10.11187	$9.85577	74,395
01/01/2019 to 12/31/2019	$9.85577	$10.68158	58,352
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99835	$9.90956	168,138
01/01/2017 to 12/31/2017	$9.90956	$10.02330	128,652
01/01/2018 to 12/31/2018	$10.02330	$9.74794	261,089
01/01/2019 to 12/31/2019	$9.74794	$10.62777	127,061
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99834	$10.06714	38,643
01/01/2018 to 12/31/2018	$10.06714	$9.71151	237,607
01/01/2019 to 12/31/2019	$9.71151	$10.67444	49,168
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99834	$9.69154	93,886
01/01/2019 to 12/31/2019	$9.69154	$10.72012	53,221
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99917	$11.26853	9,151
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.58184	$10.70051	3,449,942
01/01/2011 to 12/31/2011	$10.70051	$10.28452	1,970,751
01/01/2012 to 12/31/2012	$10.28452	$11.52022	2,137,269
01/01/2013 to 12/31/2013	$11.52022	$13.92108	2,504,702
01/01/2014 to 12/31/2014	$13.92108	$14.67151	2,923,296
01/01/2015 to 12/31/2015	$14.67151	$14.52846	2,989,189
01/01/2016 to 12/31/2016	$14.52846	$15.28934	3,826,071
01/01/2017 to 12/31/2017	$15.28934	$17.75483	4,424,002
01/01/2018 to 12/31/2018	$17.75483	$16.39972	3,813,001
01/01/2019 to 12/31/2019	$16.39972	$19.74756	3,324,101

A-43

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.97888	$24.05798	94,164
01/01/2011 to 12/31/2011	$24.05798	$25.25932	46,252
01/01/2012 to 12/31/2012	$25.25932	$28.69863	38,890
01/01/2013 to 12/31/2013	$28.69863	$29.15394	24,625
01/01/2014 to 12/31/2014	$29.15394	$37.59410	15,179
01/01/2015 to 12/31/2015	$37.59410	$38.82403	10,021
01/01/2016 to 12/31/2016	$38.82403	$40.08430	7,743
01/01/2017 to 12/31/2017	$40.08430	$41.95054	4,090
01/01/2018 to 12/31/2018	$41.95054	$39.35333	3,453
01/01/2019 to 12/31/2019	$39.35333	$50.86364	3,106
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.56639	$10.41025	4,514,743
01/01/2011 to 12/31/2011	$10.41025	$10.25686	2,469,055
01/01/2012 to 12/31/2012	$10.25686	$10.10326	1,788,191
01/01/2013 to 12/31/2013	$10.10326	$9.95170	1,064,476
01/01/2014 to 12/31/2014	$9.95170	$9.80224	517,455
01/01/2015 to 12/31/2015	$9.80224	$9.65553	144,968
01/01/2016 to 12/31/2016	$9.65553	$9.51105	29,374
01/01/2017 to 12/31/2017	$9.51105	$9.40078	23,945
01/01/2018 to 12/31/2018	$9.40078	$9.37940	69,388
01/01/2019 to 12/31/2019	$9.37940	$9.39493	23,772
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.54685	$11.75576	198,247
01/01/2011 to 12/31/2011	$11.75576	$11.09527	117,260
01/01/2012 to 12/31/2012	$11.09527	$12.77414	102,085
01/01/2013 to 12/31/2013	$12.77414	$17.59812	110,141
01/01/2014 to 12/31/2014	$17.59812	$19.71703	86,048
01/01/2015 to 12/31/2015	$19.71703	$17.89940	68,769
01/01/2016 to 12/31/2016	$17.89940	$21.13763	62,286
01/01/2017 to 12/31/2017	$21.13763	$24.81750	61,013
01/01/2018 to 12/31/2018	$24.81750	$20.98390	50,281
01/01/2019 to 12/31/2019	$20.98390	$26.77142	41,797
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$16.08408	$18.13964	644,187
01/01/2011 to 12/31/2011	$18.13964	$15.55860	237,695
01/01/2012 to 12/31/2012	$15.55860	$18.44608	135,401
01/01/2013 to 12/31/2013	$18.44608	$21.63180	122,372
01/01/2014 to 12/31/2014	$21.63180	$20.13015	112,393
01/01/2015 to 12/31/2015	$20.13015	$20.45243	167,014
01/01/2016 to 12/31/2016	$20.45243	$19.38515	162,109
01/01/2017 to 12/31/2017	$19.38515	$25.85968	120,299
01/01/2018 to 12/31/2018	$25.85968	$22.07430	107,784
01/01/2019 to 12/31/2019	$22.07430	$28.72526	89,387
AST International Value Portfolio
01/01/2010 to 12/31/2010	$17.81833	$19.49631	94,961
01/01/2011 to 12/31/2011	$19.49631	$16.79415	47,290
01/01/2012 to 12/31/2012	$16.79415	$19.30067	50,310
01/01/2013 to 12/31/2013	$19.30067	$22.71203	53,507
01/01/2014 to 12/31/2014	$22.71203	$20.87162	45,928
01/01/2015 to 12/31/2015	$20.87162	$20.72658	35,781
01/01/2016 to 12/31/2016	$20.72658	$20.53490	30,276
01/01/2017 to 12/31/2017	$20.53490	$24.84216	25,842
01/01/2018 to 12/31/2018	$24.84216	$20.51931	22,499
01/01/2019 to 12/31/2019	$20.51931	$24.25839	19,433

A-44

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.78320	$12.86115	349,323
01/01/2011 to 12/31/2011	$12.86115	$14.24498	1,683,886
01/01/2012 to 12/31/2012	$14.24498	$15.35022	774,811
01/01/2013 to 12/31/2013	$15.35022	$14.63878	161,422
01/01/2014 to 12/31/2014	$14.63878	$15.38947	111,516
01/01/2015 to 12/31/2015	$15.38947	$15.33646	252,354
01/01/2016 to 12/31/2016	$15.33646	$15.74198	66,190
01/01/2017 to 12/31/2017	$15.74198	$16.17511	0
01/01/2018 to 12/31/2018	$16.17511	$15.88866	0
01/01/2019 to 12/31/2019	$15.88866	$17.40803	0
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$16.28134	$17.18717	134,112
01/01/2011 to 12/31/2011	$17.18717	$15.38067	67,608
01/01/2012 to 12/31/2012	$15.38067	$18.46892	56,764
01/01/2013 to 12/31/2013	$18.46892	$20.98629	49,158
01/01/2014 to 12/31/2014	$20.98629	$19.35567	34,652
01/01/2015 to 12/31/2015	$19.35567	$18.53251	26,789
01/01/2016 to 12/31/2016	$18.53251	$18.60776	17,472
01/01/2017 to 12/31/2017	$18.60776	$23.76078	7,189
01/01/2018 to 12/31/2018	$23.76078	$19.31420	11,752
01/01/2019 to 12/31/2019	$19.31420	$24.20367	10,146
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.56472	$14.82088	1,327,334
01/01/2011 to 12/31/2011	$14.82088	$14.46551	459,894
01/01/2012 to 12/31/2012	$14.46551	$15.99606	296,704
01/01/2013 to 12/31/2013	$15.99606	$21.52475	242,827
01/01/2014 to 12/31/2014	$21.52475	$23.44724	217,926
01/01/2015 to 12/31/2015	$23.44724	$25.42172	267,937
01/01/2016 to 12/31/2016	$25.42172	$26.43757	232,386
01/01/2017 to 12/31/2017	$26.43757	$34.63307	174,809
01/01/2018 to 12/31/2018	$34.63307	$33.19397	141,526
01/01/2019 to 12/31/2019	$33.19397	$43.03808	117,436
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.31717	$13.68353	121,164
01/01/2011 to 12/31/2011	$13.68353	$13.39841	72,768
01/01/2012 to 12/31/2012	$13.39841	$15.45193	52,953
01/01/2013 to 12/31/2013	$15.45193	$20.80698	41,651
01/01/2014 to 12/31/2014	$20.80698	$22.27997	31,546
01/01/2015 to 12/31/2015	$22.27997	$23.53225	33,269
01/01/2016 to 12/31/2016	$23.53225	$23.62300	30,281
01/01/2017 to 12/31/2017	$23.62300	$30.41508	12,883
01/01/2018 to 12/31/2018	$30.41508	$30.60044	11,006
01/01/2019 to 12/31/2019	$30.60044	$41.52877	9,430
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.81901	$19.85125	203,194
01/01/2011 to 12/31/2011	$19.85125	$18.97169	67,574
01/01/2012 to 12/31/2012	$18.97169	$22.35216	61,407
01/01/2013 to 12/31/2013	$22.35216	$29.10466	57,601
01/01/2014 to 12/31/2014	$29.10466	$31.97282	36,943
01/01/2015 to 12/31/2015	$31.97282	$29.70269	75,377
01/01/2016 to 12/31/2016	$29.70269	$29.73934	43,555
01/01/2017 to 12/31/2017	$29.73934	$37.23057	25,042
01/01/2018 to 12/31/2018	$37.23057	$35.07442	20,142
01/01/2019 to 12/31/2019	$35.07442	$44.96652	18,383

A-45

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.63569	$19.01058	338,461
01/01/2011 to 12/31/2011	$19.01058	$18.26050	113,948
01/01/2012 to 12/31/2012	$18.26050	$21.06704	77,210
01/01/2013 to 12/31/2013	$21.06704	$29.46822	71,473
01/01/2014 to 12/31/2014	$29.46822	$33.16257	51,982
01/01/2015 to 12/31/2015	$33.16257	$30.82376	49,218
01/01/2016 to 12/31/2016	$30.82376	$35.89730	36,082
01/01/2017 to 12/31/2017	$35.89730	$40.23600	26,853
01/01/2018 to 12/31/2018	$40.23600	$33.11275	26,117
01/01/2019 to 12/31/2019	$33.11275	$39.47038	25,293
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.71900	$11.67442	1,279,799
01/01/2011 to 12/31/2011	$11.67442	$11.61407	1,121,904
01/01/2012 to 12/31/2012	$11.61407	$12.62641	1,079,897
01/01/2013 to 12/31/2013	$12.62641	$13.58275	1,079,622
01/01/2014 to 12/31/2014	$13.58275	$14.15161	1,077,522
01/01/2015 to 12/31/2015	$14.15161	$13.95938	788,631
01/01/2016 to 12/31/2016	$13.95938	$14.51012	907,041
01/01/2017 to 12/31/2017	$14.51012	$15.74091	1,126,286
01/01/2018 to 12/31/2018	$15.74091	$15.06318	1,060,176
01/01/2019 to 12/31/2019	$15.06318	$17.02420	849,946
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$18.86863	$24.63454	208,277
01/01/2011 to 12/31/2011	$24.63454	$21.08371	88,588
01/01/2012 to 12/31/2012	$21.08371	$24.93589	69,266
01/01/2013 to 12/31/2013	$24.93589	$34.58604	57,797
01/01/2014 to 12/31/2014	$34.58604	$35.75045	40,458
01/01/2015 to 12/31/2015	$35.75045	$35.68429	43,677
01/01/2016 to 12/31/2016	$35.68429	$37.85633	36,006
01/01/2017 to 12/31/2017	$37.85633	$47.61565	25,440
01/01/2018 to 12/31/2018	$47.61565	$41.81206	22,198
01/01/2019 to 12/31/2019	$41.81206	$56.21026	18,391
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.28721	$16.51061	72,358
01/01/2011 to 12/31/2011	$16.51061	$16.10401	34,651
01/01/2012 to 12/31/2012	$16.10401	$17.79359	32,789
01/01/2013 to 12/31/2013	$17.79359	$23.69149	37,740
01/01/2014 to 12/31/2014	$23.69149	$24.22744	28,404
01/01/2015 to 12/31/2015	$24.22744	$24.05145	26,392
01/01/2016 to 12/31/2016	$24.05145	$26.55253	20,701
01/01/2017 to 12/31/2017	$26.55253	$32.41045	10,375
01/01/2018 to 12/31/2018	$32.41045	$29.23884	9,093
01/01/2019 to 12/31/2019	$29.23884	$37.47516	10,622
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.47394	$19.20394	374,323
01/01/2011 to 12/31/2011	$19.20394	$17.78565	145,764
01/01/2012 to 12/31/2012	$17.78565	$20.70009	93,768
01/01/2013 to 12/31/2013	$20.70009	$28.01558	74,451
01/01/2014 to 12/31/2014	$28.01558	$29.04912	54,217
01/01/2015 to 12/31/2015	$29.04912	$27.38019	66,195
01/01/2016 to 12/31/2016	$27.38019	$34.84666	54,419
01/01/2017 to 12/31/2017	$34.84666	$36.84723	46,531
01/01/2018 to 12/31/2018	$36.84723	$30.09458	41,621
01/01/2019 to 12/31/2019	$30.09458	$36.15865	36,717

A-46

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.34445	$15.22248	229,668
01/01/2011 to 12/31/2011	$15.22248	$14.74029	132,185
01/01/2012 to 12/31/2012	$14.74029	$17.07168	143,318
01/01/2013 to 12/31/2013	$17.07168	$24.21892	146,670
01/01/2014 to 12/31/2014	$24.21892	$25.84657	105,184
01/01/2015 to 12/31/2015	$25.84657	$27.89874	85,144
01/01/2016 to 12/31/2016	$27.89874	$28.22272	59,056
01/01/2017 to 12/31/2017	$28.22272	$38.33299	44,398
01/01/2018 to 12/31/2018	$38.33299	$39.21470	34,316
01/01/2019 to 12/31/2019	$39.21470	$49.53090	29,761
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.41148	$14.85387	144,676
01/01/2011 to 12/31/2011	$14.85387	$14.55937	97,717
01/01/2012 to 12/31/2012	$14.55937	$16.26273	77,006
01/01/2013 to 12/31/2013	$16.26273	$21.56589	58,724
01/01/2014 to 12/31/2014	$21.56589	$21.57340	35,750
01/01/2015 to 12/31/2015	$21.57340	$19.96131	22,259
01/01/2016 to 12/31/2016	$19.96131	$20.86755	15,630
01/01/2017 to 12/31/2017	$20.86755	$23.95778	5,188
01/01/2018 to 12/31/2018	$23.95778	$21.30519	9,332
01/01/2019 to 12/31/2019	$21.30519	$26.43560	201,299
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.85414	$14.43019	329,237
01/01/2011 to 12/31/2011	$14.43019	$14.80014	134,287
01/01/2012 to 12/31/2012	$14.80014	$15.33970	84,511
01/01/2013 to 12/31/2013	$15.33970	$14.54247	98,013
01/01/2014 to 12/31/2014	$14.54247	$14.40412	79,733
01/01/2015 to 12/31/2015	$14.40412	$13.53287	103,878
01/01/2016 to 12/31/2016	$13.53287	$13.91118	89,791
01/01/2017 to 12/31/2017	$13.91118	$13.98274	81,858
01/01/2018 to 12/31/2018	$13.98274	$14.04720	61,625
01/01/2019 to 12/31/2019	$14.04720	$14.05851	64,468
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.05934	$18.33549	61,575
01/01/2011 to 12/31/2011	$18.33549	$17.43750	29,727
01/01/2012 to 12/31/2012	$17.43750	$20.33786	29,981
01/01/2013 to 12/31/2013	$20.33786	$26.52660	28,811
01/01/2014 to 12/31/2014	$26.52660	$30.04001	19,842
01/01/2015 to 12/31/2015	$30.04001	$27.63401	14,591
01/01/2016 to 12/31/2016	$27.63401	$31.03014	6,756
01/01/2017 to 12/31/2017	$31.03014	$36.22984	3,234
01/01/2018 to 12/31/2018	$36.22984	$29.78636	2,910
01/01/2019 to 12/31/2019	$29.78636	$34.95668	2,795
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.24706	$10.88049	191,856
01/01/2011 to 12/31/2011	$10.88049	$11.36317	131,044
01/01/2012 to 12/31/2012	$11.36317	$12.07155	130,317
01/01/2013 to 12/31/2013	$12.07155	$11.71298	167,933
01/01/2014 to 12/31/2014	$11.71298	$12.36759	190,247
01/01/2015 to 12/31/2015	$12.36759	$12.33267	209,061
01/01/2016 to 12/31/2016	$12.33267	$12.77379	105,568
01/01/2017 to 12/31/2017	$12.77379	$13.37636	77,277
01/01/2018 to 12/31/2018	$13.37636	$12.87637	147,869
01/01/2019 to 12/31/2019	$12.87637	$14.24344	153,703

A-47

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.07444	$14.61034	34,356
01/01/2011 to 12/31/2011	$14.61034	$12.55083	18,160
01/01/2012 to 12/31/2012	$12.55083	$14.05349	15,603
01/01/2013 to 12/31/2013	$14.05349	$16.60265	10,296
01/01/2014 to 12/31/2014	$16.60265	$15.48673	4,892
01/01/2015 to 12/31/2015	$15.48673	$15.60462	1,178
01/01/2016 to 12/31/2016	$15.60462	$15.87147	0
01/01/2017 to 12/31/2017	$15.87147	$19.52039	0
01/01/2018 to 12/31/2018	$19.52039	$15.98451	107
01/01/2019 to 12/31/2019	$15.98451	$18.18553	238
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.69000	$19.80121	16,952
01/01/2011 to 12/31/2011	$19.80121	$18.45980	8,546
01/01/2012 to 12/31/2012	$18.45980	$21.95644	10,409
01/01/2013 to 12/31/2013	$21.95644	$30.32489	3,271
01/01/2014 to 12/31/2014	$30.32489	$31.09100	2,006
01/01/2015 to 12/31/2015	$31.09100	$31.12105	7,436
01/01/2016 to 12/31/2016	$31.12105	$30.89046	7,509
01/01/2017 to 12/31/2017	$30.89046	$41.06376	173
01/01/2018 to 12/31/2018	$41.06376	$40.65419	91
01/01/2019 to 12/31/2019	$40.65419	$55.01904	245
*Denotes the start date of these sub-accounts

A-48

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB or HD GRO or GRO Plus 2008 (1.60%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.71758	$10.70625	1,845,504
01/01/2011 to 12/31/2011	$10.70625	$10.25504	1,277,360
01/01/2012 to 12/31/2012	$10.25504	$11.35884	1,188,880
01/01/2013 to 12/31/2013	$11.35884	$12.29195	390,164
01/01/2014 to 12/31/2014	$12.29195	$12.55711	397,408
01/01/2015 to 12/31/2015	$12.55711	$11.95839	183,135
01/01/2016 to 12/31/2016	$11.95839	$12.51293	56,274
01/01/2017 to 12/31/2017	$12.51293	$13.86285	3,897
01/01/2018 to 12/31/2018	$13.86285	$12.53017	0
01/01/2019 to 12/31/2019	$12.53017	$14.30924	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.96580	$11.01405	1,366,536
01/01/2011 to 12/31/2011	$11.01405	$10.70635	906,862
01/01/2012 to 12/31/2012	$10.70635	$11.84906	931,297
01/01/2013 to 12/31/2013	$11.84906	$13.71705	479,007
01/01/2014 to 12/31/2014	$13.71705	$14.37787	462,315
01/01/2015 to 12/31/2015	$14.37787	$14.21517	342,879
01/01/2016 to 12/31/2016	$14.21517	$14.86920	149,975
01/01/2017 to 12/31/2017	$14.86920	$16.81284	0
01/01/2018 to 12/31/2018	$16.81284	$15.72614	0
01/01/2019 to 12/31/2019	$15.72614	$18.47938	0
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.66831	$11.92939	385,035
01/01/2011 to 12/31/2011	$11.92939	$12.00275	287,931
01/01/2012 to 12/31/2012	$12.00275	$12.36507	206,368
01/01/2013 to 12/31/2013	$12.36507	$11.90279	56,955
01/01/2014 to 12/31/2014	$11.90279	$11.70091	49,757
01/01/2015 to 12/31/2015	$11.70091	$11.56928	33,934
01/01/2016 to 12/31/2016	$11.56928	$11.57112	13,507
01/01/2017 to 12/31/2017	$11.57112	$11.58090	0
01/01/2018 to 12/31/2018	$11.58090	$11.47926	0
01/01/2019 to 12/31/2019	$11.47926	$11.81770	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.62281	$13.37950	429,529
01/01/2011 to 12/31/2011	$13.37950	$13.58426	340,001
01/01/2012 to 12/31/2012	$13.58426	$14.61276	258,267
01/01/2013 to 12/31/2013	$14.61276	$14.11476	125,259
01/01/2014 to 12/31/2014	$14.11476	$14.47664	106,056
01/01/2015 to 12/31/2015	$14.47664	$13.94471	70,018
01/01/2016 to 12/31/2016	$13.94471	$14.30221	26,932
01/01/2017 to 12/31/2017	$14.30221	$14.68774	23
01/01/2018 to 12/31/2018	$14.68774	$14.35598	0
01/01/2019 to 12/31/2019	$14.35598	$15.42952	0

A-49

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.01384	$12.06893	584,918
01/01/2011 to 12/31/2011	$12.06893	$13.77296	366,628
01/01/2012 to 12/31/2012	$13.77296	$14.34636	951,107
01/01/2013 to 12/31/2013	$14.34636	$13.43484	520,921
01/01/2014 to 12/31/2014	$13.43484	$13.78359	291,213
01/01/2015 to 12/31/2015	$13.78359	$13.70825	226,779
01/01/2016 to 12/31/2016	$13.70825	$13.68447	40,870
01/01/2017 to 12/31/2017	$13.68447	$13.56847	4,577
01/01/2018 to 12/31/2018	$13.56847	$13.42602	0
01/01/2019 to 12/31/2019	$13.42602	$13.39583	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.80675	$9.69229	1,186,344
01/01/2011 to 12/31/2011	$9.69229	$11.31857	201,761
01/01/2012 to 12/31/2012	$11.31857	$11.84113	28,671
01/01/2013 to 12/31/2013	$11.84113	$10.89247	1,284,523
01/01/2014 to 12/31/2014	$10.89247	$11.37836	751,816
01/01/2015 to 12/31/2015	$11.37836	$11.36719	640,834
01/01/2016 to 12/31/2016	$11.36719	$11.40446	215,344
01/01/2017 to 12/31/2017	$11.40446	$11.32182	3,653
01/01/2018 to 12/31/2018	$11.32182	$11.17252	0
01/01/2019 to 12/31/2019	$11.17252	$11.37853	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99823	$11.03075	2,461,056
01/01/2011 to 12/31/2011	$11.03075	$13.05795	728,952
01/01/2012 to 12/31/2012	$13.05795	$13.72171	156,014
01/01/2013 to 12/31/2013	$13.72171	$12.55693	292
01/01/2014 to 12/31/2014	$12.55693	$13.30508	236,574
01/01/2015 to 12/31/2015	$13.30508	$13.32564	235,214
01/01/2016 to 12/31/2016	$13.32564	$13.37957	28,896
01/01/2017 to 12/31/2017	$13.37957	$13.37415	0
01/01/2018 to 12/31/2018	$13.37415	$13.16783	0
01/01/2019 to 12/31/2019	$13.16783	$13.61387	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99867	$12.04488	2,327,140
01/01/2012 to 12/31/2012	$12.04488	$12.54491	1,885,202
01/01/2013 to 12/31/2013	$12.54491	$11.14113	175,317
01/01/2014 to 12/31/2014	$11.14113	$12.09963	69,287
01/01/2015 to 12/31/2015	$12.09963	$12.15566	176,536
01/01/2016 to 12/31/2016	$12.15566	$12.18007	39,276
01/01/2017 to 12/31/2017	$12.18007	$12.17370	0
01/01/2018 to 12/31/2018	$12.17370	$11.96031	0
01/01/2019 to 12/31/2019	$11.96031	$12.46230	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99824	$10.42017	986,123
01/01/2013 to 12/31/2013	$10.42017	$9.20765	3,032,772
01/01/2014 to 12/31/2014	$9.20765	$10.20363	1,042,864
01/01/2015 to 12/31/2015	$10.20363	$10.31221	222,562
01/01/2016 to 12/31/2016	$10.31221	$10.34136	29,420
01/01/2017 to 12/31/2017	$10.34136	$10.34884	4,615
01/01/2018 to 12/31/2018	$10.34884	$10.15564	0
01/01/2019 to 12/31/2019	$10.15564	$10.64356	0

A-50

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99912	$8.76735	1,923,065
01/01/2014 to 12/31/2014	$8.76735	$9.88595	746,283
01/01/2015 to 12/31/2015	$9.88595	$10.00412	7,251
01/01/2016 to 12/31/2016	$10.00412	$10.03190	1,700
01/01/2017 to 12/31/2017	$10.03190	$10.03794	0
01/01/2018 to 12/31/2018	$10.03794	$9.81295	0
01/01/2019 to 12/31/2019	$9.81295	$10.42423	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99912	$11.32591	703,678
01/01/2015 to 12/31/2015	$11.32591	$11.36737	2,025,219
01/01/2016 to 12/31/2016	$11.36737	$11.46229	5,495
01/01/2017 to 12/31/2017	$11.46229	$11.48571	0
01/01/2018 to 12/31/2018	$11.48571	$11.21792	0
01/01/2019 to 12/31/2019	$11.21792	$12.00072	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99912	$9.95808	385,774
01/01/2016 to 12/31/2016	$9.95808	$10.00252	45,236
01/01/2017 to 12/31/2017	$10.00252	$10.08104	0
01/01/2018 to 12/31/2018	$10.08104	$9.81573	0
01/01/2019 to 12/31/2019	$9.81573	$10.62737	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99824	$9.89955	1,180,647
01/01/2017 to 12/31/2017	$9.89955	$10.00310	0
01/01/2018 to 12/31/2018	$10.00310	$9.71831	0
01/01/2019 to 12/31/2019	$9.71831	$10.58480	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99823	$10.05707	0
01/01/2018 to 12/31/2018	$10.05707	$9.69194	0
01/01/2019 to 12/31/2019	$9.69194	$10.64213	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99823	$9.68162	0
01/01/2019 to 12/31/2019	$9.68162	$10.69829	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99912	$11.25700	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.54225	$10.64536	1,923,884
01/01/2011 to 12/31/2011	$10.64536	$10.22111	1,280,097
01/01/2012 to 12/31/2012	$10.22111	$11.43755	1,255,382
01/01/2013 to 12/31/2013	$11.43755	$13.80709	640,306
01/01/2014 to 12/31/2014	$13.80709	$14.53653	667,527
01/01/2015 to 12/31/2015	$14.53653	$14.38021	424,732
01/01/2016 to 12/31/2016	$14.38021	$15.11802	111,091
01/01/2017 to 12/31/2017	$15.11802	$17.53823	0
01/01/2018 to 12/31/2018	$17.53823	$16.18307	0
01/01/2019 to 12/31/2019	$16.18307	$19.46691	0

A-51

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.14076	$17.90692	30,983
01/01/2011 to 12/31/2011	$17.90692	$18.78211	20,122
01/01/2012 to 12/31/2012	$18.78211	$21.31773	18,452
01/01/2013 to 12/31/2013	$21.31773	$21.63394	8,352
01/01/2014 to 12/31/2014	$21.63394	$27.86871	7,997
01/01/2015 to 12/31/2015	$27.86871	$28.75130	5,068
01/01/2016 to 12/31/2016	$28.75130	$29.65459	3,798
01/01/2017 to 12/31/2017	$29.65459	$31.00378	0
01/01/2018 to 12/31/2018	$31.00378	$29.05458	0
01/01/2019 to 12/31/2019	$29.05458	$37.51466	0
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.57690	$10.41011	323,305
01/01/2011 to 12/31/2011	$10.41011	$10.24614	411,226
01/01/2012 to 12/31/2012	$10.24614	$10.08272	348,780
01/01/2013 to 12/31/2013	$10.08272	$9.92163	77,433
01/01/2014 to 12/31/2014	$9.92163	$9.76289	84,173
01/01/2015 to 12/31/2015	$9.76289	$9.60643	62,463
01/01/2016 to 12/31/2016	$9.60643	$9.45315	13,487
01/01/2017 to 12/31/2017	$9.45315	$9.33399	0
01/01/2018 to 12/31/2018	$9.33399	$9.30329	0
01/01/2019 to 12/31/2019	$9.30329	$9.30918	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.36924	$10.43263	76,011
01/01/2011 to 12/31/2011	$10.43263	$9.83643	53,174
01/01/2012 to 12/31/2012	$9.83643	$11.31329	48,521
01/01/2013 to 12/31/2013	$11.31329	$15.56971	23,549
01/01/2014 to 12/31/2014	$15.56971	$17.42667	16,952
01/01/2015 to 12/31/2015	$17.42667	$15.80407	7,063
01/01/2016 to 12/31/2016	$15.80407	$18.64437	4,265
01/01/2017 to 12/31/2017	$18.64437	$21.86807	0
01/01/2018 to 12/31/2018	$21.86807	$18.47121	0
01/01/2019 to 12/31/2019	$18.47121	$23.54185	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$12.58665	$14.18100	178,121
01/01/2011 to 12/31/2011	$14.18100	$12.15081	120,855
01/01/2012 to 12/31/2012	$12.15081	$14.39131	66,094
01/01/2013 to 12/31/2013	$14.39131	$16.85963	18,320
01/01/2014 to 12/31/2014	$16.85963	$15.67332	12,662
01/01/2015 to 12/31/2015	$15.67332	$15.90806	8,282
01/01/2016 to 12/31/2016	$15.90806	$15.06274	3,302
01/01/2017 to 12/31/2017	$15.06274	$20.07333	0
01/01/2018 to 12/31/2018	$20.07333	$17.11751	0
01/01/2019 to 12/31/2019	$17.11751	$22.25240	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.78708	$16.16317	47,525
01/01/2011 to 12/31/2011	$16.16317	$13.90883	36,277
01/01/2012 to 12/31/2012	$13.90883	$15.96847	28,075
01/01/2013 to 12/31/2013	$15.96847	$18.77179	15,253
01/01/2014 to 12/31/2014	$18.77179	$17.23315	12,417
01/01/2015 to 12/31/2015	$17.23315	$17.09597	7,714
01/01/2016 to 12/31/2016	$17.09597	$16.92074	2,484
01/01/2017 to 12/31/2017	$16.92074	$20.44929	0
01/01/2018 to 12/31/2018	$20.44929	$16.87361	0
01/01/2019 to 12/31/2019	$16.87361	$19.92817	0

A-52

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.65987	$14.40509	55,671
01/01/2011 to 12/31/2011	$14.40509	$12.87788	49,878
01/01/2012 to 12/31/2012	$12.87788	$15.44789	39,541
01/01/2013 to 12/31/2013	$15.44789	$17.53575	10,470
01/01/2014 to 12/31/2014	$17.53575	$16.15687	12,110
01/01/2015 to 12/31/2015	$16.15687	$15.45409	8,074
01/01/2016 to 12/31/2016	$15.45409	$15.50105	3,875
01/01/2017 to 12/31/2017	$15.50105	$19.77368	0
01/01/2018 to 12/31/2018	$19.77368	$16.05687	0
01/01/2019 to 12/31/2019	$16.05687	$20.10126	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.42585	$12.28551	373,734
01/01/2011 to 12/31/2011	$12.28551	$11.97881	229,225
01/01/2012 to 12/31/2012	$11.97881	$13.23274	130,595
01/01/2013 to 12/31/2013	$13.23274	$17.78834	31,578
01/01/2014 to 12/31/2014	$17.78834	$19.35733	35,643
01/01/2015 to 12/31/2015	$19.35733	$20.96608	17,491
01/01/2016 to 12/31/2016	$20.96608	$21.78170	5,112
01/01/2017 to 12/31/2017	$21.78170	$28.50508	0
01/01/2018 to 12/31/2018	$28.50508	$27.29269	0
01/01/2019 to 12/31/2019	$27.29269	$35.35078	0
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$10.90870	$12.10655	69,094
01/01/2011 to 12/31/2011	$12.10655	$11.84234	59,637
01/01/2012 to 12/31/2012	$11.84234	$13.64352	58,891
01/01/2013 to 12/31/2013	$13.64352	$18.35314	17,710
01/01/2014 to 12/31/2014	$18.35314	$19.63247	15,905
01/01/2015 to 12/31/2015	$19.63247	$20.71493	11,457
01/01/2016 to 12/31/2016	$20.71493	$20.77378	4,739
01/01/2017 to 12/31/2017	$20.77378	$26.71964	0
01/01/2018 to 12/31/2018	$26.71964	$26.85511	0
01/01/2019 to 12/31/2019	$26.85511	$36.40873	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.73320	$16.19270	55,798
01/01/2011 to 12/31/2011	$16.19270	$15.45959	42,625
01/01/2012 to 12/31/2012	$15.45959	$18.19557	24,844
01/01/2013 to 12/31/2013	$18.19557	$23.66824	10,480
01/01/2014 to 12/31/2014	$23.66824	$25.97426	10,673
01/01/2015 to 12/31/2015	$25.97426	$24.10552	20,475
01/01/2016 to 12/31/2016	$24.10552	$24.11073	8,186
01/01/2017 to 12/31/2017	$24.11073	$30.15363	0
01/01/2018 to 12/31/2018	$30.15363	$28.37832	0
01/01/2019 to 12/31/2019	$28.37832	$36.34492	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.58584	$15.28694	87,867
01/01/2011 to 12/31/2011	$15.28694	$14.66903	55,554
01/01/2012 to 12/31/2012	$14.66903	$16.90627	49,639
01/01/2013 to 12/31/2013	$16.90627	$23.62421	12,777
01/01/2014 to 12/31/2014	$23.62421	$26.55894	12,507
01/01/2015 to 12/31/2015	$26.55894	$24.66084	9,476
01/01/2016 to 12/31/2016	$24.66084	$28.69088	6,356
01/01/2017 to 12/31/2017	$28.69088	$32.12609	0
01/01/2018 to 12/31/2018	$32.12609	$26.41153	0
01/01/2019 to 12/31/2019	$26.41153	$31.45059	0

A-53

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.67464	$11.61424	560,686
01/01/2011 to 12/31/2011	$11.61424	$11.54249	518,147
01/01/2012 to 12/31/2012	$11.54249	$12.53577	425,958
01/01/2013 to 12/31/2013	$12.53577	$13.47161	189,917
01/01/2014 to 12/31/2014	$13.47161	$14.02167	229,932
01/01/2015 to 12/31/2015	$14.02167	$13.81712	138,989
01/01/2016 to 12/31/2016	$13.81712	$14.34781	67,393
01/01/2017 to 12/31/2017	$14.34781	$15.54906	0
01/01/2018 to 12/31/2018	$15.54906	$14.86445	0
01/01/2019 to 12/31/2019	$14.86445	$16.78271	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.01657	$15.67264	71,601
01/01/2011 to 12/31/2011	$15.67264	$13.40010	52,087
01/01/2012 to 12/31/2012	$13.40010	$15.83225	30,652
01/01/2013 to 12/31/2013	$15.83225	$21.93696	11,834
01/01/2014 to 12/31/2014	$21.93696	$22.65251	9,908
01/01/2015 to 12/31/2015	$22.65251	$22.58767	6,226
01/01/2016 to 12/31/2016	$22.58767	$23.93835	2,721
01/01/2017 to 12/31/2017	$23.93835	$30.07910	0
01/01/2018 to 12/31/2018	$30.07910	$26.38601	0
01/01/2019 to 12/31/2019	$26.38601	$35.43613	0
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.27257	$12.44698	54,161
01/01/2011 to 12/31/2011	$12.44698	$12.12813	33,410
01/01/2012 to 12/31/2012	$12.12813	$13.38698	43,214
01/01/2013 to 12/31/2013	$13.38698	$17.80621	12,464
01/01/2014 to 12/31/2014	$17.80621	$18.19046	12,031
01/01/2015 to 12/31/2015	$18.19046	$18.04009	6,723
01/01/2016 to 12/31/2016	$18.04009	$19.89571	3,051
01/01/2017 to 12/31/2017	$19.89571	$24.26055	0
01/01/2018 to 12/31/2018	$24.26055	$21.86419	0
01/01/2019 to 12/31/2019	$21.86419	$27.99462	0
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.18310	$15.10457	119,458
01/01/2011 to 12/31/2011	$15.10457	$13.97497	84,338
01/01/2012 to 12/31/2012	$13.97497	$16.24847	52,699
01/01/2013 to 12/31/2013	$16.24847	$21.96847	15,663
01/01/2014 to 12/31/2014	$21.96847	$22.75590	13,624
01/01/2015 to 12/31/2015	$22.75590	$21.42674	8,264
01/01/2016 to 12/31/2016	$21.42674	$27.24209	4,864
01/01/2017 to 12/31/2017	$27.24209	$28.77694	0
01/01/2018 to 12/31/2018	$28.77694	$23.47934	0
01/01/2019 to 12/31/2019	$23.47934	$28.18177	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.96508	$13.63517	103,846
01/01/2011 to 12/31/2011	$13.63517	$13.18978	81,032
01/01/2012 to 12/31/2012	$13.18978	$15.26052	66,475
01/01/2013 to 12/31/2013	$15.26052	$21.62756	40,160
01/01/2014 to 12/31/2014	$21.62756	$23.05756	33,788
01/01/2015 to 12/31/2015	$23.05756	$24.86303	24,578
01/01/2016 to 12/31/2016	$24.86303	$25.12621	11,064
01/01/2017 to 12/31/2017	$25.12621	$34.09265	0
01/01/2018 to 12/31/2018	$34.09265	$34.84117	0
01/01/2019 to 12/31/2019	$34.84117	$43.96214	0

A-54

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.41318	$12.62804	32,350
01/01/2011 to 12/31/2011	$12.62804	$12.36514	27,180
01/01/2012 to 12/31/2012	$12.36514	$13.79764	26,453
01/01/2013 to 12/31/2013	$13.79764	$18.27836	17,433
01/01/2014 to 12/31/2014	$18.27836	$18.26614	18,025
01/01/2015 to 12/31/2015	$18.26614	$16.88397	14,464
01/01/2016 to 12/31/2016	$16.88397	$17.63265	7,192
01/01/2017 to 12/31/2017	$17.63265	$20.22333	0
01/01/2018 to 12/31/2018	$20.22333	$17.96581	0
01/01/2019 to 12/31/2019	$17.96581	$22.26938	0
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$12.42629	$12.92988	116,874
01/01/2011 to 12/31/2011	$12.92988	$13.24804	78,444
01/01/2012 to 12/31/2012	$13.24804	$13.71705	52,438
01/01/2013 to 12/31/2013	$13.71705	$12.99100	19,854
01/01/2014 to 12/31/2014	$12.99100	$12.85421	14,888
01/01/2015 to 12/31/2015	$12.85421	$12.06449	8,069
01/01/2016 to 12/31/2016	$12.06449	$12.38911	1,029
01/01/2017 to 12/31/2017	$12.38911	$12.44028	0
01/01/2018 to 12/31/2018	$12.44028	$12.48489	0
01/01/2019 to 12/31/2019	$12.48489	$12.48216	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.01310	$14.61176	23,314
01/01/2011 to 12/31/2011	$14.61176	$13.88210	16,587
01/01/2012 to 12/31/2012	$13.88210	$16.17458	10,536
01/01/2013 to 12/31/2013	$16.17458	$21.07497	6,176
01/01/2014 to 12/31/2014	$21.07497	$23.84204	6,387
01/01/2015 to 12/31/2015	$23.84204	$21.91022	4,346
01/01/2016 to 12/31/2016	$21.91022	$24.57785	859
01/01/2017 to 12/31/2017	$24.57785	$28.66734	0
01/01/2018 to 12/31/2018	$28.66734	$23.54476	0
01/01/2019 to 12/31/2019	$23.54476	$27.60363	0
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.22508	$10.84606	34,425
01/01/2011 to 12/31/2011	$10.84606	$11.31584	28,198
01/01/2012 to 12/31/2012	$11.31584	$12.00899	23,204
01/01/2013 to 12/31/2013	$12.00899	$11.64048	20,123
01/01/2014 to 12/31/2014	$11.64048	$12.27856	23,025
01/01/2015 to 12/31/2015	$12.27856	$12.23146	15,421
01/01/2016 to 12/31/2016	$12.23146	$12.65600	1,860
01/01/2017 to 12/31/2017	$12.65600	$13.23954	0
01/01/2018 to 12/31/2018	$13.23954	$12.73158	0
01/01/2019 to 12/31/2019	$12.73158	$14.06901	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.99382	$14.50597	9,049
01/01/2011 to 12/31/2011	$14.50597	$12.44860	5,912
01/01/2012 to 12/31/2012	$12.44860	$13.92488	4,379
01/01/2013 to 12/31/2013	$13.92488	$16.43407	3,818
01/01/2014 to 12/31/2014	$16.43407	$15.31390	4,197
01/01/2015 to 12/31/2015	$15.31390	$15.41476	2,432
01/01/2016 to 12/31/2016	$15.41476	$15.66243	619
01/01/2017 to 12/31/2017	$15.66243	$19.24375	50
01/01/2018 to 12/31/2018	$19.24375	$15.74192	0
01/01/2019 to 12/31/2019	$15.74192	$17.89137	0

A-55

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.29438	$15.50860	4,753
01/01/2011 to 12/31/2011	$15.50860	$14.44327	2,595
01/01/2012 to 12/31/2012	$14.44327	$17.16168	2,825
01/01/2013 to 12/31/2013	$17.16168	$23.67868	2,170
01/01/2014 to 12/31/2014	$23.67868	$24.25228	2,909
01/01/2015 to 12/31/2015	$24.25228	$24.25109	2,260
01/01/2016 to 12/31/2016	$24.25109	$24.04699	370
01/01/2017 to 12/31/2017	$24.04699	$31.93422	0
01/01/2018 to 12/31/2018	$31.93422	$31.58342	0
01/01/2019 to 12/31/2019	$31.58342	$42.69977	0
*Denotes the start date of these sub-accounts

A-56

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps OR With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps Cliff
M&E (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.69733	$10.67839	133,580,486
01/01/2011 to 12/31/2011	$10.67839	$10.22319	102,346,558
01/01/2012 to 12/31/2012	$10.22319	$11.31782	108,178,074
01/01/2013 to 12/31/2013	$11.31782	$12.24138	100,174,797
01/01/2014 to 12/31/2014	$12.24138	$12.49905	87,606,755
01/01/2015 to 12/31/2015	$12.49905	$11.89713	68,782,936
01/01/2016 to 12/31/2016	$11.89713	$12.44263	58,214,019
01/01/2017 to 12/31/2017	$12.44263	$13.77806	54,102,792
01/01/2018 to 12/31/2018	$13.77806	$12.44714	33,516,521
01/01/2019 to 12/31/2019	$12.44714	$14.20721	28,389,584
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.94508	$10.98534	124,066,065
01/01/2011 to 12/31/2011	$10.98534	$10.67303	99,522,684
01/01/2012 to 12/31/2012	$10.67303	$11.80621	107,656,583
01/01/2013 to 12/31/2013	$11.80621	$13.66059	103,827,389
01/01/2014 to 12/31/2014	$13.66059	$14.31143	95,621,538
01/01/2015 to 12/31/2015	$14.31143	$14.14234	86,642,320
01/01/2016 to 12/31/2016	$14.14234	$14.78547	78,766,981
01/01/2017 to 12/31/2017	$14.78547	$16.70974	71,824,281
01/01/2018 to 12/31/2018	$16.70974	$15.62167	58,267,332
01/01/2019 to 12/31/2019	$15.62167	$18.34721	41,419,273
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$12.18946	$12.45587	20,255,855
01/01/2011 to 12/31/2011	$12.45587	$12.52601	18,155,075
01/01/2012 to 12/31/2012	$12.52601	$12.89740	15,540,231
01/01/2013 to 12/31/2013	$12.89740	$12.40869	10,724,539
01/01/2014 to 12/31/2014	$12.40869	$12.19212	7,424,203
01/01/2015 to 12/31/2015	$12.19212	$12.04895	5,743,361
01/01/2016 to 12/31/2016	$12.04895	$12.04444	4,782,679
01/01/2017 to 12/31/2017	$12.04444	$12.04825	4,425,882
01/01/2018 to 12/31/2018	$12.04825	$11.93676	3,457,086
01/01/2019 to 12/31/2019	$11.93676	$12.28225	3,266,906
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.64570	$14.45644	75,211,006
01/01/2011 to 12/31/2011	$14.45644	$14.67015	60,233,010
01/01/2012 to 12/31/2012	$14.67015	$15.77284	65,143,645
01/01/2013 to 12/31/2013	$15.77284	$15.22753	54,477,871
01/01/2014 to 12/31/2014	$15.22753	$15.61000	44,662,030
01/01/2015 to 12/31/2015	$15.61000	$15.02887	35,594,616
01/01/2016 to 12/31/2016	$15.02887	$15.40633	31,191,104
01/01/2017 to 12/31/2017	$15.40633	$15.81374	31,072,056
01/01/2018 to 12/31/2018	$15.81374	$15.44871	23,336,011
01/01/2019 to 12/31/2019	$15.44871	$16.59544	18,589,194

A-57

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.60325	$10.51788	0
01/01/2011 to 12/31/2011	$10.51788	$11.99681	0
01/01/2012 to 12/31/2012	$11.99681	$12.48986	0
01/01/2013 to 12/31/2013	$12.48986	$11.69030	0
01/01/2014 to 12/31/2014	$11.69030	$11.98770	0
01/01/2015 to 12/31/2015	$11.98770	$11.91613	0
01/01/2016 to 12/31/2016	$11.91613	$11.88941	0
01/01/2017 to 12/31/2017	$11.88941	$11.78276	11,644
01/01/2018 to 12/31/2018	$11.78276	$11.65297	15,561
01/01/2019 to 12/31/2019	$11.65297	$11.62170	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.80233	$9.68244	0
01/01/2011 to 12/31/2011	$9.68244	$11.30135	0
01/01/2012 to 12/31/2012	$11.30135	$11.81708	0
01/01/2013 to 12/31/2013	$11.81708	$10.86477	0
01/01/2014 to 12/31/2014	$10.86477	$11.34359	0
01/01/2015 to 12/31/2015	$11.34359	$11.32666	0
01/01/2016 to 12/31/2016	$11.32666	$11.35808	10,941
01/01/2017 to 12/31/2017	$11.35808	$11.27003	8,308
01/01/2018 to 12/31/2018	$11.27003	$11.11572	3,077
01/01/2019 to 12/31/2019	$11.11572	$11.31460	122,525
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99818	$11.02517	0
01/01/2011 to 12/31/2011	$11.02517	$13.04477	0
01/01/2012 to 12/31/2012	$13.04477	$13.70090	0
01/01/2013 to 12/31/2013	$13.70090	$12.53155	0
01/01/2014 to 12/31/2014	$12.53155	$13.27147	0
01/01/2015 to 12/31/2015	$13.27147	$13.28527	0
01/01/2016 to 12/31/2016	$13.28527	$13.33218	0
01/01/2017 to 12/31/2017	$13.33218	$13.31997	2,380
01/01/2018 to 12/31/2018	$13.31997	$13.10796	5,440
01/01/2019 to 12/31/2019	$13.10796	$13.54498	7,064
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99863	$12.03886	0
01/01/2012 to 12/31/2012	$12.03886	$12.53227	0
01/01/2013 to 12/31/2013	$12.53227	$11.12434	0
01/01/2014 to 12/31/2014	$11.12434	$12.07522	0
01/01/2015 to 12/31/2015	$12.07522	$12.12493	0
01/01/2016 to 12/31/2016	$12.12493	$12.14302	0
01/01/2017 to 12/31/2017	$12.14302	$12.13055	14,187
01/01/2018 to 12/31/2018	$12.13055	$11.91182	5,889
01/01/2019 to 12/31/2019	$11.91182	$12.40548	14,884
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99818	$10.41493	0
01/01/2013 to 12/31/2013	$10.41493	$9.19831	0
01/01/2014 to 12/31/2014	$9.19831	$10.18809	0
01/01/2015 to 12/31/2015	$10.18809	$10.29135	0
01/01/2016 to 12/31/2016	$10.29135	$10.31526	0
01/01/2017 to 12/31/2017	$10.31526	$10.31756	1,681
01/01/2018 to 12/31/2018	$10.31756	$10.11974	1,164
01/01/2019 to 12/31/2019	$10.11974	$10.60058	29,833

A-58

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99909	$8.76285	0
01/01/2014 to 12/31/2014	$8.76285	$9.87576	0
01/01/2015 to 12/31/2015	$9.87576	$9.98861	0
01/01/2016 to 12/31/2016	$9.98861	$10.01140	0
01/01/2017 to 12/31/2017	$10.01140	$10.01225	11,185
01/01/2018 to 12/31/2018	$10.01225	$9.78279	14,191
01/01/2019 to 12/31/2019	$9.78279	$10.38677	2,777
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99909	$11.32021	0
01/01/2015 to 12/31/2015	$11.32021	$11.35595	0
01/01/2016 to 12/31/2016	$11.35595	$11.44499	0
01/01/2017 to 12/31/2017	$11.44499	$11.46258	792
01/01/2018 to 12/31/2018	$11.46258	$11.18962	25,061
01/01/2019 to 12/31/2019	$11.18962	$11.96428	7,465
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99909	$9.95309	0
01/01/2016 to 12/31/2016	$9.95309	$9.99251	41,082
01/01/2017 to 12/31/2017	$9.99251	$10.06600	67,236
01/01/2018 to 12/31/2018	$10.06600	$9.79610	55,632
01/01/2019 to 12/31/2019	$9.79610	$10.60067	135,180
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99818	$9.89445	0
01/01/2017 to 12/31/2017	$9.89445	$9.99277	25,138
01/01/2018 to 12/31/2018	$9.99277	$9.70336	54,321
01/01/2019 to 12/31/2019	$9.70336	$10.56316	34,612
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99818	$10.05185	0
01/01/2018 to 12/31/2018	$10.05185	$9.68192	17,450
01/01/2019 to 12/31/2019	$9.68192	$10.62568	1,971
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99818	$9.67670	673
01/01/2019 to 12/31/2019	$9.67670	$10.68741	19,581
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99909	$11.25138	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.52235	$10.61785	141,306,019
01/01/2011 to 12/31/2011	$10.61785	$10.18954	100,099,910
01/01/2012 to 12/31/2012	$10.18954	$11.39642	113,717,767
01/01/2013 to 12/31/2013	$11.39642	$13.75050	125,316,122
01/01/2014 to 12/31/2014	$13.75050	$14.46969	121,728,074
01/01/2015 to 12/31/2015	$14.46969	$14.30680	113,394,276
01/01/2016 to 12/31/2016	$14.30680	$15.03316	101,590,172
01/01/2017 to 12/31/2017	$15.03316	$17.43090	96,062,997
01/01/2018 to 12/31/2018	$17.43090	$16.07583	76,708,296
01/01/2019 to 12/31/2019	$16.07583	$19.32808	53,109,424

A-59

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.32376	$23.19228	2,674,245
01/01/2011 to 12/31/2011	$23.19228	$24.31338	2,210,944
01/01/2012 to 12/31/2012	$24.31338	$27.58177	2,291,954
01/01/2013 to 12/31/2013	$27.58177	$27.97660	2,083,185
01/01/2014 to 12/31/2014	$27.97660	$36.02098	2,044,785
01/01/2015 to 12/31/2015	$36.02098	$37.14280	1,780,125
01/01/2016 to 12/31/2016	$37.14280	$38.29038	1,533,707
01/01/2017 to 12/31/2017	$38.29038	$40.01231	1,307,651
01/01/2018 to 12/31/2018	$40.01231	$37.47763	931,793
01/01/2019 to 12/31/2019	$37.47763	$48.36565	708,509
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.42178	$10.25242	50,307,852
01/01/2011 to 12/31/2011	$10.25242	$10.08558	50,902,069
01/01/2012 to 12/31/2012	$10.08558	$9.92007	39,894,836
01/01/2013 to 12/31/2013	$9.92007	$9.75615	29,504,243
01/01/2014 to 12/31/2014	$9.75615	$9.59539	25,524,289
01/01/2015 to 12/31/2015	$9.59539	$9.43719	23,153,087
01/01/2016 to 12/31/2016	$9.43719	$9.28187	20,723,986
01/01/2017 to 12/31/2017	$9.28187	$9.16030	16,486,250
01/01/2018 to 12/31/2018	$9.16030	$9.12553	14,577,153
01/01/2019 to 12/31/2019	$9.12553	$9.12673	11,977,760
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.78382	$9.77580	5,307,829
01/01/2011 to 12/31/2011	$9.77580	$9.21256	4,698,568
01/01/2012 to 12/31/2012	$9.21256	$10.59036	4,248,181
01/01/2013 to 12/31/2013	$10.59036	$14.56755	5,494,376
01/01/2014 to 12/31/2014	$14.56755	$16.29672	5,782,801
01/01/2015 to 12/31/2015	$16.29672	$14.77183	4,317,804
01/01/2016 to 12/31/2016	$14.77183	$17.41780	3,949,844
01/01/2017 to 12/31/2017	$17.41780	$20.41923	3,761,572
01/01/2018 to 12/31/2018	$20.41923	$17.23861	3,259,259
01/01/2019 to 12/31/2019	$17.23861	$21.95970	2,534,729
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.91046	$17.91664	7,241,298
01/01/2011 to 12/31/2011	$17.91664	$15.34398	5,734,722
01/01/2012 to 12/31/2012	$15.34398	$18.16395	4,942,527
01/01/2013 to 12/31/2013	$18.16395	$21.26858	4,582,698
01/01/2014 to 12/31/2014	$21.26858	$19.76196	3,989,471
01/01/2015 to 12/31/2015	$19.76196	$20.04771	3,324,751
01/01/2016 to 12/31/2016	$20.04771	$18.97262	2,931,676
01/01/2017 to 12/31/2017	$18.97262	$25.27111	3,021,102
01/01/2018 to 12/31/2018	$25.27111	$21.53882	2,629,968
01/01/2019 to 12/31/2019	$21.53882	$27.98572	1,942,537
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.73896	$16.10237	3,649,081
01/01/2011 to 12/31/2011	$16.10237	$13.84955	2,916,031
01/01/2012 to 12/31/2012	$13.84955	$15.89231	2,668,328
01/01/2013 to 12/31/2013	$15.89231	$18.67292	2,705,225
01/01/2014 to 12/31/2014	$18.67292	$17.13364	2,548,306
01/01/2015 to 12/31/2015	$17.13364	$16.98867	2,467,892
01/01/2016 to 12/31/2016	$16.98867	$16.80599	2,319,732
01/01/2017 to 12/31/2017	$16.80599	$20.30026	2,283,395
01/01/2018 to 12/31/2018	$20.30026	$16.74197	1,830,771
01/01/2019 to 12/31/2019	$16.74197	$19.76268	1,522,077

A-60

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.74845	$12.80372	22,040,989
01/01/2011 to 12/31/2011	$12.80372	$14.15992	215,533,382
01/01/2012 to 12/31/2012	$14.15992	$15.23530	89,791,313
01/01/2013 to 12/31/2013	$15.23530	$14.50704	28,148,834
01/01/2014 to 12/31/2014	$14.50704	$15.22786	25,571,167
01/01/2015 to 12/31/2015	$15.22786	$15.15226	66,914,771
01/01/2016 to 12/31/2016	$15.15226	$15.52927	74,579,513
01/01/2017 to 12/31/2017	$15.52927	$15.93233	38,818,080
01/01/2018 to 12/31/2018	$15.93233	$15.62628	112,152,130
01/01/2019 to 12/31/2019	$15.62628	$17.09446	23,382,065
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.85552	$14.60401	5,905,133
01/01/2011 to 12/31/2011	$14.60401	$13.04913	4,359,903
01/01/2012 to 12/31/2012	$13.04913	$15.64529	4,428,816
01/01/2013 to 12/31/2013	$15.64529	$17.75076	4,647,244
01/01/2014 to 12/31/2014	$17.75076	$16.34657	4,276,895
01/01/2015 to 12/31/2015	$16.34657	$15.62754	3,960,328
01/01/2016 to 12/31/2016	$15.62754	$15.66712	3,354,922
01/01/2017 to 12/31/2017	$15.66712	$19.97550	3,518,759
01/01/2018 to 12/31/2018	$19.97550	$16.21247	2,855,876
01/01/2019 to 12/31/2019	$16.21247	$20.28579	2,206,545
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.86212	$12.79307	17,364,094
01/01/2011 to 12/31/2011	$12.79307	$12.46741	14,080,420
01/01/2012 to 12/31/2012	$12.46741	$13.76555	11,942,585
01/01/2013 to 12/31/2013	$13.76555	$18.49514	9,091,584
01/01/2014 to 12/31/2014	$18.49514	$20.11628	9,720,568
01/01/2015 to 12/31/2015	$20.11628	$21.77709	7,424,343
01/01/2016 to 12/31/2016	$21.77709	$22.61288	6,587,463
01/01/2017 to 12/31/2017	$22.61288	$29.57790	5,433,449
01/01/2018 to 12/31/2018	$29.57790	$28.30541	3,958,406
01/01/2019 to 12/31/2019	$28.30541	$36.64388	2,896,616
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.75127	$10.81643	5,238,425
01/01/2011 to 12/31/2011	$10.81643	$10.57498	4,289,955
01/01/2012 to 12/31/2012	$10.57498	$12.17716	4,420,398
01/01/2013 to 12/31/2013	$12.17716	$16.37229	4,361,903
01/01/2014 to 12/31/2014	$16.37229	$17.50467	3,793,575
01/01/2015 to 12/31/2015	$17.50467	$18.46042	3,157,980
01/01/2016 to 12/31/2016	$18.46042	$18.50343	2,652,678
01/01/2017 to 12/31/2017	$18.50343	$23.78749	2,376,378
01/01/2018 to 12/31/2018	$23.78749	$23.89579	2,034,089
01/01/2019 to 12/31/2019	$23.89579	$32.38035	1,570,309
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.42307	$15.81896	6,728,348
01/01/2011 to 12/31/2011	$15.81896	$15.09505	4,560,864
01/01/2012 to 12/31/2012	$15.09505	$17.75759	4,904,077
01/01/2013 to 12/31/2013	$17.75759	$23.08682	5,099,534
01/01/2014 to 12/31/2014	$23.08682	$25.32324	4,212,533
01/01/2015 to 12/31/2015	$25.32324	$23.48945	6,589,806
01/01/2016 to 12/31/2016	$23.48945	$23.48269	5,545,452
01/01/2017 to 12/31/2017	$23.48269	$29.35334	5,099,466
01/01/2018 to 12/31/2018	$29.35334	$27.61105	3,953,745
01/01/2019 to 12/31/2019	$27.61105	$35.34436	2,780,427

A-61

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.87956	$16.84971	5,901,157
01/01/2011 to 12/31/2011	$16.84971	$16.16040	4,911,194
01/01/2012 to 12/31/2012	$16.16040	$18.61569	4,148,499
01/01/2013 to 12/31/2013	$18.61569	$25.99973	4,423,739
01/01/2014 to 12/31/2014	$25.99973	$29.21476	4,014,110
01/01/2015 to 12/31/2015	$29.21476	$27.11311	3,114,772
01/01/2016 to 12/31/2016	$27.11311	$31.52790	2,980,209
01/01/2017 to 12/31/2017	$31.52790	$35.28495	2,774,803
01/01/2018 to 12/31/2018	$35.28495	$28.99369	2,141,063
01/01/2019 to 12/31/2019	$28.99369	$34.50787	1,659,016
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.65255	$11.58445	100,001,194
01/01/2011 to 12/31/2011	$11.58445	$11.50704	96,778,216
01/01/2012 to 12/31/2012	$11.50704	$12.49092	98,362,559
01/01/2013 to 12/31/2013	$12.49092	$13.41643	79,093,854
01/01/2014 to 12/31/2014	$13.41643	$13.95709	69,937,144
01/01/2015 to 12/31/2015	$13.95709	$13.74652	60,478,072
01/01/2016 to 12/31/2016	$13.74652	$14.26721	53,321,376
01/01/2017 to 12/31/2017	$14.26721	$15.45393	48,157,612
01/01/2018 to 12/31/2018	$15.45393	$14.76594	36,694,167
01/01/2019 to 12/31/2019	$14.76594	$16.66284	26,977,684
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$14.45984	$18.84985	4,200,876
01/01/2011 to 12/31/2011	$18.84985	$16.10840	4,029,967
01/01/2012 to 12/31/2012	$16.10840	$19.02245	3,987,156
01/01/2013 to 12/31/2013	$19.02245	$26.34396	3,589,232
01/01/2014 to 12/31/2014	$26.34396	$27.18947	3,049,744
01/01/2015 to 12/31/2015	$27.18947	$27.09786	2,435,616
01/01/2016 to 12/31/2016	$27.09786	$28.70362	2,019,066
01/01/2017 to 12/31/2017	$28.70362	$36.04862	1,824,209
01/01/2018 to 12/31/2018	$36.04862	$31.60636	1,485,600
01/01/2019 to 12/31/2019	$31.60636	$42.42558	1,060,339
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.87798	$11.91138	4,648,452
01/01/2011 to 12/31/2011	$11.91138	$11.60040	3,213,655
01/01/2012 to 12/31/2012	$11.60040	$12.79787	3,096,260
01/01/2013 to 12/31/2013	$12.79787	$17.01398	4,073,887
01/01/2014 to 12/31/2014	$17.01398	$17.37236	3,201,641
01/01/2015 to 12/31/2015	$17.37236	$17.22002	3,111,281
01/01/2016 to 12/31/2016	$17.22002	$18.98180	2,541,436
01/01/2017 to 12/31/2017	$18.98180	$23.13433	2,373,358
01/01/2018 to 12/31/2018	$23.13433	$20.83844	2,003,260
01/01/2019 to 12/31/2019	$20.83844	$26.66777	1,573,876
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.11106	$17.48588	6,195,308
01/01/2011 to 12/31/2011	$17.48588	$16.17000	5,166,090
01/01/2012 to 12/31/2012	$16.17000	$18.79089	3,913,693
01/01/2013 to 12/31/2013	$18.79089	$25.39300	3,418,708
01/01/2014 to 12/31/2014	$25.39300	$26.28974	2,808,610
01/01/2015 to 12/31/2015	$26.28974	$24.74160	2,217,703
01/01/2016 to 12/31/2016	$24.74160	$31.44064	2,012,505
01/01/2017 to 12/31/2017	$31.44064	$33.19514	1,801,371
01/01/2018 to 12/31/2018	$33.19514	$27.07026	1,411,502
01/01/2019 to 12/31/2019	$27.07026	$32.47543	1,040,641

A-62

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.54281	$12.00822	12,250,636
01/01/2011 to 12/31/2011	$12.00822	$11.61022	9,294,364
01/01/2012 to 12/31/2012	$11.61022	$13.42613	10,725,477
01/01/2013 to 12/31/2013	$13.42613	$19.01819	11,809,685
01/01/2014 to 12/31/2014	$19.01819	$20.26543	11,237,461
01/01/2015 to 12/31/2015	$20.26543	$21.84110	10,710,975
01/01/2016 to 12/31/2016	$21.84110	$22.06119	8,827,493
01/01/2017 to 12/31/2017	$22.06119	$29.91878	7,920,851
01/01/2018 to 12/31/2018	$29.91878	$30.56007	6,705,902
01/01/2019 to 12/31/2019	$30.56007	$38.54072	4,887,345
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.51138	$12.73012	3,942,580
01/01/2011 to 12/31/2011	$12.73012	$12.45869	3,528,509
01/01/2012 to 12/31/2012	$12.45869	$13.89489	3,502,241
01/01/2013 to 12/31/2013	$13.89489	$18.39802	2,924,047
01/01/2014 to 12/31/2014	$18.39802	$18.37636	2,608,050
01/01/2015 to 12/31/2015	$18.37636	$16.97727	1,990,270
01/01/2016 to 12/31/2016	$16.97727	$17.72105	1,666,275
01/01/2017 to 12/31/2017	$17.72105	$20.31456	1,508,223
01/01/2018 to 12/31/2018	$20.31456	$18.03762	1,557,450
01/01/2019 to 12/31/2019	$18.03762	$22.34713	5,471,448
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$15.07011	$15.67276	7,114,847
01/01/2011 to 12/31/2011	$15.67276	$16.05020	6,639,260
01/01/2012 to 12/31/2012	$16.05020	$16.60993	5,533,305
01/01/2013 to 12/31/2013	$16.60993	$15.72265	4,600,108
01/01/2014 to 12/31/2014	$15.72265	$15.54940	3,672,856
01/01/2015 to 12/31/2015	$15.54940	$14.58660	2,897,161
01/01/2016 to 12/31/2016	$14.58660	$14.97157	2,569,689
01/01/2017 to 12/31/2017	$14.97157	$15.02573	2,555,780
01/01/2018 to 12/31/2018	$15.02573	$15.07193	1,855,828
01/01/2019 to 12/31/2019	$15.07193	$15.06099	1,606,587
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.11071	$14.72294	2,978,973
01/01/2011 to 12/31/2011	$14.72294	$13.98059	2,405,087
01/01/2012 to 12/31/2012	$13.98059	$16.28103	2,424,624
01/01/2013 to 12/31/2013	$16.28103	$21.20296	2,138,372
01/01/2014 to 12/31/2014	$21.20296	$23.97472	1,904,816
01/01/2015 to 12/31/2015	$23.97472	$22.02086	1,494,027
01/01/2016 to 12/31/2016	$22.02086	$24.68960	1,298,357
01/01/2017 to 12/31/2017	$24.68960	$28.78313	1,173,758
01/01/2018 to 12/31/2018	$28.78313	$23.62781	878,983
01/01/2019 to 12/31/2019	$23.62781	$27.68697	735,703
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.21392	$10.82874	17,651,916
01/01/2011 to 12/31/2011	$10.82874	$11.29192	18,170,336
01/01/2012 to 12/31/2012	$11.29192	$11.97752	18,416,796
01/01/2013 to 12/31/2013	$11.97752	$11.60405	17,928,589
01/01/2014 to 12/31/2014	$11.60405	$12.23394	19,702,934
01/01/2015 to 12/31/2015	$12.23394	$12.18082	18,938,735
01/01/2016 to 12/31/2016	$12.18082	$12.59720	19,007,777
01/01/2017 to 12/31/2017	$12.59720	$13.17153	19,214,511
01/01/2018 to 12/31/2018	$13.17153	$12.65978	20,284,879
01/01/2019 to 12/31/2019	$12.65978	$13.98248	16,984,697

A-63

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.32619	$16.11364	637,587
01/01/2011 to 12/31/2011	$16.11364	$13.82121	523,908
01/01/2012 to 12/31/2012	$13.82121	$15.45248	401,945
01/01/2013 to 12/31/2013	$15.45248	$18.22775	283,907
01/01/2014 to 12/31/2014	$18.22775	$16.97668	217,416
01/01/2015 to 12/31/2015	$16.97668	$17.07985	210,347
01/01/2016 to 12/31/2016	$17.07985	$17.34553	138,372
01/01/2017 to 12/31/2017	$17.34553	$21.30098	113,199
01/01/2018 to 12/31/2018	$21.30098	$17.41592	73,608
01/01/2019 to 12/31/2019	$17.41592	$19.78390	59,322
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.54043	$15.81530	385,986
01/01/2011 to 12/31/2011	$15.81530	$14.72149	411,256
01/01/2012 to 12/31/2012	$14.72149	$17.48336	413,544
01/01/2013 to 12/31/2013	$17.48336	$24.11014	306,342
01/01/2014 to 12/31/2014	$24.11014	$24.68160	201,332
01/01/2015 to 12/31/2015	$24.68160	$24.66780	142,859
01/01/2016 to 12/31/2016	$24.66780	$24.44784	93,681
01/01/2017 to 12/31/2017	$24.44784	$32.45008	70,682
01/01/2018 to 12/31/2018	$32.45008	$32.07718	55,802
01/01/2019 to 12/31/2019	$32.07718	$43.34529	45,145
*Denotes the start date of these sub-accounts

A-64

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any two of GRO Plus, EBP or HAV or with any one of combo 5% or HDV OR With any one of LT5 or HD
5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EPB OR HD GRO 60 bps and Combo DB OR HD GRO 60 bps, EBP and
HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP and HAV Cliff M&E (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.65715	$10.62342	8,125,948
01/01/2011 to 12/31/2011	$10.62342	$10.16021	5,875,413
01/01/2012 to 12/31/2012	$10.16021	$11.23660	5,884,306
01/01/2013 to 12/31/2013	$11.23660	$12.14110	5,528,716
01/01/2014 to 12/31/2014	$12.14110	$12.38416	5,179,509
01/01/2015 to 12/31/2015	$12.38416	$11.77568	4,428,306
01/01/2016 to 12/31/2016	$11.77568	$12.30311	5,115,774
01/01/2017 to 12/31/2017	$12.30311	$13.60970	5,435,676
01/01/2018 to 12/31/2018	$13.60970	$12.28244	4,345,473
01/01/2019 to 12/31/2019	$12.28244	$14.00500	4,229,850
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.90390	$10.92891	8,699,486
01/01/2011 to 12/31/2011	$10.92891	$10.60742	6,901,091
01/01/2012 to 12/31/2012	$10.60742	$11.72163	7,178,712
01/01/2013 to 12/31/2013	$11.72163	$13.54891	7,213,994
01/01/2014 to 12/31/2014	$13.54891	$14.17999	6,928,953
01/01/2015 to 12/31/2015	$14.17999	$13.99822	6,370,391
01/01/2016 to 12/31/2016	$13.99822	$14.62010	6,091,878
01/01/2017 to 12/31/2017	$14.62010	$16.50613	5,967,029
01/01/2018 to 12/31/2018	$16.50613	$15.41559	5,002,157
01/01/2019 to 12/31/2019	$15.41559	$18.08687	4,210,738
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.80100	$12.04650	1,296,102
01/01/2011 to 12/31/2011	$12.04650	$12.10217	1,090,180
01/01/2012 to 12/31/2012	$12.10217	$12.44836	906,164
01/01/2013 to 12/31/2013	$12.44836	$11.96463	703,101
01/01/2014 to 12/31/2014	$11.96463	$11.74380	547,508
01/01/2015 to 12/31/2015	$11.74380	$11.59403	857,210
01/01/2016 to 12/31/2016	$11.59403	$11.57816	799,501
01/01/2017 to 12/31/2017	$11.57816	$11.57019	750,772
01/01/2018 to 12/31/2018	$11.57019	$11.45132	578,536
01/01/2019 to 12/31/2019	$11.45132	$11.77079	620,442
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$13.03290	$13.79312	5,823,131
01/01/2011 to 12/31/2011	$13.79312	$13.98276	4,380,484
01/01/2012 to 12/31/2012	$13.98276	$15.01832	4,925,654
01/01/2013 to 12/31/2013	$15.01832	$14.48445	3,565,817
01/01/2014 to 12/31/2014	$14.48445	$14.83306	3,009,945
01/01/2015 to 12/31/2015	$14.83306	$14.26635	2,576,957
01/01/2016 to 12/31/2016	$14.26635	$14.60989	2,307,541
01/01/2017 to 12/31/2017	$14.60989	$14.98099	2,274,153
01/01/2018 to 12/31/2018	$14.98099	$14.62034	1,767,182
01/01/2019 to 12/31/2019	$14.62034	$15.68969	1,732,841

A-65

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.42890	$12.50461	0
01/01/2011 to 12/31/2011	$12.50461	$14.24847	0
01/01/2012 to 12/31/2012	$14.24847	$14.81902	6,636
01/01/2013 to 12/31/2013	$14.81902	$13.85626	14,495
01/01/2014 to 12/31/2014	$13.85626	$14.19429	14,774
01/01/2015 to 12/31/2015	$14.19429	$14.09528	14,214
01/01/2016 to 12/31/2016	$14.09528	$14.04946	18,351
01/01/2017 to 12/31/2017	$14.04946	$13.90909	7,968
01/01/2018 to 12/31/2018	$13.90909	$13.74198	35,458
01/01/2019 to 12/31/2019	$13.74198	$13.69009	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.79336	$9.66280	3,398
01/01/2011 to 12/31/2011	$9.66280	$11.26692	0
01/01/2012 to 12/31/2012	$11.26692	$11.76908	0
01/01/2013 to 12/31/2013	$11.76908	$10.80965	16,844
01/01/2014 to 12/31/2014	$10.80965	$11.27460	10,653
01/01/2015 to 12/31/2015	$11.27460	$11.24644	20,182
01/01/2016 to 12/31/2016	$11.24644	$11.26611	23,126
01/01/2017 to 12/31/2017	$11.26611	$11.16747	6,719
01/01/2018 to 12/31/2018	$11.16747	$11.00306	8,226
01/01/2019 to 12/31/2019	$11.00306	$11.18885	25,374
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99807	$11.01382	7,539
01/01/2011 to 12/31/2011	$11.01382	$13.01813	17,990
01/01/2012 to 12/31/2012	$13.01813	$13.65902	13,667
01/01/2013 to 12/31/2013	$13.65902	$12.48048	0
01/01/2014 to 12/31/2014	$12.48048	$13.20393	18,265
01/01/2015 to 12/31/2015	$13.20393	$13.20422	31,983
01/01/2016 to 12/31/2016	$13.20422	$13.23741	26,402
01/01/2017 to 12/31/2017	$13.23741	$13.21187	22,977
01/01/2018 to 12/31/2018	$13.21187	$12.98823	18,681
01/01/2019 to 12/31/2019	$12.98823	$13.40763	11,811
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99855	$12.02655	25,532
01/01/2012 to 12/31/2012	$12.02655	$12.50667	28,286
01/01/2013 to 12/31/2013	$12.50667	$11.09033	0
01/01/2014 to 12/31/2014	$11.09033	$12.02605	0
01/01/2015 to 12/31/2015	$12.02605	$12.06336	6,251
01/01/2016 to 12/31/2016	$12.06336	$12.06912	25,744
01/01/2017 to 12/31/2017	$12.06912	$12.04449	2,179
01/01/2018 to 12/31/2018	$12.04449	$11.81508	7,386
01/01/2019 to 12/31/2019	$11.81508	$12.29218	7,382
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99807	$10.40427	2,207
01/01/2013 to 12/31/2013	$10.40427	$9.17959	88,547
01/01/2014 to 12/31/2014	$9.17959	$10.15710	52,160
01/01/2015 to 12/31/2015	$10.15710	$10.24960	37,491
01/01/2016 to 12/31/2016	$10.24960	$10.26297	7,143
01/01/2017 to 12/31/2017	$10.26297	$10.25483	0
01/01/2018 to 12/31/2018	$10.25483	$10.04793	0
01/01/2019 to 12/31/2019	$10.04793	$10.51460	0

A-66

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99903	$8.75399	7,589
01/01/2014 to 12/31/2014	$8.75399	$9.85574	17,205
01/01/2015 to 12/31/2015	$9.85574	$9.95833	0
01/01/2016 to 12/31/2016	$9.95833	$9.97090	0
01/01/2017 to 12/31/2017	$9.97090	$9.96165	21,955
01/01/2018 to 12/31/2018	$9.96165	$9.72336	27,330
01/01/2019 to 12/31/2019	$9.72336	$10.31323	6,466
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99903	$11.30862	0
01/01/2015 to 12/31/2015	$11.30862	$11.33279	46,453
01/01/2016 to 12/31/2016	$11.33279	$11.41003	12,131
01/01/2017 to 12/31/2017	$11.41003	$11.41597	9,262
01/01/2018 to 12/31/2018	$11.41597	$11.13272	13,933
01/01/2019 to 12/31/2019	$11.13272	$11.89143	10,916
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99903	$9.94290	7,437
01/01/2016 to 12/31/2016	$9.94290	$9.97214	33,756
01/01/2017 to 12/31/2017	$9.97214	$10.03527	20,710
01/01/2018 to 12/31/2018	$10.03527	$9.75608	77,424
01/01/2019 to 12/31/2019	$9.75608	$10.54664	55,897
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99807	$9.88450	12,840
01/01/2017 to 12/31/2017	$9.88450	$9.97270	0
01/01/2018 to 12/31/2018	$9.97270	$9.67388	29,970
01/01/2019 to 12/31/2019	$9.67388	$10.52027	9,672
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99807	$10.04167	0
01/01/2018 to 12/31/2018	$10.04167	$9.66224	0
01/01/2019 to 12/31/2019	$9.66224	$10.59343	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99807	$9.66686	0
01/01/2019 to 12/31/2019	$9.66686	$10.66568	3,250
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99903	$11.23986	6,920
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.48306	$10.56341	9,541,918
01/01/2011 to 12/31/2011	$10.56341	$10.12691	6,564,135
01/01/2012 to 12/31/2012	$10.12691	$11.31486	7,253,930
01/01/2013 to 12/31/2013	$11.31486	$13.63820	8,307,070
01/01/2014 to 12/31/2014	$13.63820	$14.33687	8,547,398
01/01/2015 to 12/31/2015	$14.33687	$14.16113	9,055,976
01/01/2016 to 12/31/2016	$14.16113	$14.86507	10,531,864
01/01/2017 to 12/31/2017	$14.86507	$17.21852	11,826,324
01/01/2018 to 12/31/2018	$17.21852	$15.86384	10,463,119
01/01/2019 to 12/31/2019	$15.86384	$19.05375	9,457,556

A-67

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.63864	$23.56687	111,924
01/01/2011 to 12/31/2011	$23.56687	$24.68110	97,984
01/01/2012 to 12/31/2012	$24.68110	$27.97033	103,989
01/01/2013 to 12/31/2013	$27.97033	$28.34178	114,992
01/01/2014 to 12/31/2014	$28.34178	$36.45418	117,778
01/01/2015 to 12/31/2015	$36.45418	$37.55126	105,608
01/01/2016 to 12/31/2016	$37.55126	$38.67216	99,555
01/01/2017 to 12/31/2017	$38.67216	$40.37022	92,571
01/01/2018 to 12/31/2018	$40.37022	$37.77416	69,768
01/01/2019 to 12/31/2019	$37.77416	$48.69874	68,927
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.37644	$10.19747	3,952,695
01/01/2011 to 12/31/2011	$10.19747	$10.02162	3,134,616
01/01/2012 to 12/31/2012	$10.02162	$9.84639	2,455,891
01/01/2013 to 12/31/2013	$9.84639	$9.67421	1,802,602
01/01/2014 to 12/31/2014	$9.67421	$9.50498	1,296,519
01/01/2015 to 12/31/2015	$9.50498	$9.33860	1,151,161
01/01/2016 to 12/31/2016	$9.33860	$9.17554	841,993
01/01/2017 to 12/31/2017	$9.17554	$9.04623	749,560
01/01/2018 to 12/31/2018	$9.04623	$9.00255	809,235
01/01/2019 to 12/31/2019	$9.00255	$8.99456	812,577
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.35751	$11.51542	329,940
01/01/2011 to 12/31/2011	$11.51542	$10.84080	425,797
01/01/2012 to 12/31/2012	$10.84080	$12.44941	310,531
01/01/2013 to 12/31/2013	$12.44941	$17.10723	379,818
01/01/2014 to 12/31/2014	$17.10723	$19.11836	413,328
01/01/2015 to 12/31/2015	$19.11836	$17.31194	275,746
01/01/2016 to 12/31/2016	$17.31194	$20.39212	279,784
01/01/2017 to 12/31/2017	$20.39212	$23.88169	292,993
01/01/2018 to 12/31/2018	$23.88169	$20.14111	261,865
01/01/2019 to 12/31/2019	$20.14111	$25.63089	217,603
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.79563	$17.76929	425,028
01/01/2011 to 12/31/2011	$17.76929	$15.20229	278,398
01/01/2012 to 12/31/2012	$15.20229	$17.97783	225,134
01/01/2013 to 12/31/2013	$17.97783	$21.02934	314,013
01/01/2014 to 12/31/2014	$21.02934	$19.51986	326,012
01/01/2015 to 12/31/2015	$19.51986	$19.78207	473,313
01/01/2016 to 12/31/2016	$19.78207	$18.70224	457,159
01/01/2017 to 12/31/2017	$18.70224	$24.88572	398,555
01/01/2018 to 12/31/2018	$24.88572	$21.18863	357,085
01/01/2019 to 12/31/2019	$21.18863	$27.50285	294,031
AST International Value Portfolio
01/01/2010 to 12/31/2010	$17.49898	$19.09827	223,400
01/01/2011 to 12/31/2011	$19.09827	$16.40960	166,971
01/01/2012 to 12/31/2012	$16.40960	$18.81076	154,255
01/01/2013 to 12/31/2013	$18.81076	$22.07952	154,201
01/01/2014 to 12/31/2014	$22.07952	$20.23887	152,233
01/01/2015 to 12/31/2015	$20.23887	$20.04716	141,426
01/01/2016 to 12/31/2016	$20.04716	$19.81148	140,840
01/01/2017 to 12/31/2017	$19.81148	$23.90642	143,641
01/01/2018 to 12/31/2018	$23.90642	$19.69597	122,316
01/01/2019 to 12/31/2019	$19.69597	$23.22590	122,831

A-68

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.72550	$12.76581	1,201,858
01/01/2011 to 12/31/2011	$12.76581	$14.10366	12,727,050
01/01/2012 to 12/31/2012	$14.10366	$15.15930	6,086,607
01/01/2013 to 12/31/2013	$15.15930	$14.41998	3,120,079
01/01/2014 to 12/31/2014	$14.41998	$15.12106	2,872,842
01/01/2015 to 12/31/2015	$15.12106	$15.03075	6,043,619
01/01/2016 to 12/31/2016	$15.03075	$15.38918	6,788,255
01/01/2017 to 12/31/2017	$15.38918	$15.77259	4,429,180
01/01/2018 to 12/31/2018	$15.77259	$15.45376	10,008,722
01/01/2019 to 12/31/2019	$15.45376	$16.88853	4,132,105
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$15.98943	$16.83610	185,707
01/01/2011 to 12/31/2011	$16.83610	$15.02818	114,544
01/01/2012 to 12/31/2012	$15.02818	$17.99969	173,844
01/01/2013 to 12/31/2013	$17.99969	$20.40126	175,509
01/01/2014 to 12/31/2014	$20.40126	$18.76843	156,627
01/01/2015 to 12/31/2015	$18.76843	$17.92460	171,675
01/01/2016 to 12/31/2016	$17.92460	$17.95183	137,075
01/01/2017 to 12/31/2017	$17.95183	$22.86516	132,045
01/01/2018 to 12/31/2018	$22.86516	$18.53875	105,632
01/01/2019 to 12/31/2019	$18.53875	$23.17284	89,273
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.33943	$14.51829	935,347
01/01/2011 to 12/31/2011	$14.51829	$14.13424	601,374
01/01/2012 to 12/31/2012	$14.13424	$15.58994	530,840
01/01/2013 to 12/31/2013	$15.58994	$20.92511	528,924
01/01/2014 to 12/31/2014	$20.92511	$22.73616	586,879
01/01/2015 to 12/31/2015	$22.73616	$24.58810	849,112
01/01/2016 to 12/31/2016	$24.58810	$25.50592	801,880
01/01/2017 to 12/31/2017	$25.50592	$33.32826	654,811
01/01/2018 to 12/31/2018	$33.32826	$31.86178	512,135
01/01/2019 to 12/31/2019	$31.86178	$41.20602	408,058
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.09613	$13.40401	285,466
01/01/2011 to 12/31/2011	$13.40401	$13.09159	256,621
01/01/2012 to 12/31/2012	$13.09159	$15.05961	275,009
01/01/2013 to 12/31/2013	$15.05961	$20.22726	302,283
01/01/2014 to 12/31/2014	$20.22726	$21.60425	310,671
01/01/2015 to 12/31/2015	$21.60425	$22.76053	252,986
01/01/2016 to 12/31/2016	$22.76053	$22.79055	271,152
01/01/2017 to 12/31/2017	$22.79055	$29.26922	229,822
01/01/2018 to 12/31/2018	$29.26922	$29.37245	187,944
01/01/2019 to 12/31/2019	$29.37245	$39.76100	123,550
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.51748	$19.44585	254,558
01/01/2011 to 12/31/2011	$19.44585	$18.53715	155,235
01/01/2012 to 12/31/2012	$18.53715	$21.78458	158,856
01/01/2013 to 12/31/2013	$21.78458	$28.29346	227,835
01/01/2014 to 12/31/2014	$28.29346	$31.00280	190,945
01/01/2015 to 12/31/2015	$31.00280	$28.72842	378,605
01/01/2016 to 12/31/2016	$28.72842	$28.69095	307,315
01/01/2017 to 12/31/2017	$28.69095	$35.82719	288,979
01/01/2018 to 12/31/2018	$35.82719	$33.66610	225,445
01/01/2019 to 12/31/2019	$33.66610	$43.05143	197,904

A-69

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.35507	$18.62218	179,576
01/01/2011 to 12/31/2011	$18.62218	$17.84214	124,275
01/01/2012 to 12/31/2012	$17.84214	$20.53196	124,963
01/01/2013 to 12/31/2013	$20.53196	$28.64693	168,627
01/01/2014 to 12/31/2014	$28.64693	$32.15645	158,533
01/01/2015 to 12/31/2015	$32.15645	$29.81278	177,875
01/01/2016 to 12/31/2016	$29.81278	$34.63206	193,618
01/01/2017 to 12/31/2017	$34.63206	$38.71972	181,114
01/01/2018 to 12/31/2018	$38.71972	$31.78356	153,490
01/01/2019 to 12/31/2019	$31.78356	$37.78993	121,120
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.60857	$11.52492	8,285,111
01/01/2011 to 12/31/2011	$11.52492	$11.43633	9,292,075
01/01/2012 to 12/31/2012	$11.43633	$12.40155	7,824,702
01/01/2013 to 12/31/2013	$12.40155	$13.30696	6,555,353
01/01/2014 to 12/31/2014	$13.30696	$13.82909	5,989,981
01/01/2015 to 12/31/2015	$13.82909	$13.60662	5,625,965
01/01/2016 to 12/31/2016	$13.60662	$14.10775	5,238,577
01/01/2017 to 12/31/2017	$14.10775	$15.26565	5,151,954
01/01/2018 to 12/31/2018	$15.26565	$14.57123	4,152,293
01/01/2019 to 12/31/2019	$14.57123	$16.42651	3,794,193
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$18.53020	$24.13141	246,378
01/01/2011 to 12/31/2011	$24.13141	$20.60086	210,184
01/01/2012 to 12/31/2012	$20.60086	$24.30271	191,077
01/01/2013 to 12/31/2013	$24.30271	$33.62227	181,082
01/01/2014 to 12/31/2014	$33.62227	$34.66609	186,288
01/01/2015 to 12/31/2015	$34.66609	$34.51405	195,786
01/01/2016 to 12/31/2016	$34.51405	$36.52219	171,551
01/01/2017 to 12/31/2017	$36.52219	$45.82130	142,243
01/01/2018 to 12/31/2018	$45.82130	$40.13360	123,030
01/01/2019 to 12/31/2019	$40.13360	$53.81687	105,942
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.06704	$16.17360	260,929
01/01/2011 to 12/31/2011	$16.17360	$15.73532	118,967
01/01/2012 to 12/31/2012	$15.73532	$17.34188	165,254
01/01/2013 to 12/31/2013	$17.34188	$23.03153	236,534
01/01/2014 to 12/31/2014	$23.03153	$23.49266	202,822
01/01/2015 to 12/31/2015	$23.49266	$23.26285	176,556
01/01/2016 to 12/31/2016	$23.26285	$25.61690	149,980
01/01/2017 to 12/31/2017	$25.61690	$31.18938	143,451
01/01/2018 to 12/31/2018	$31.18938	$28.06548	101,407
01/01/2019 to 12/31/2019	$28.06548	$35.87978	108,777
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.19615	$18.81140	370,330
01/01/2011 to 12/31/2011	$18.81140	$17.37801	308,621
01/01/2012 to 12/31/2012	$17.37801	$20.17416	230,213
01/01/2013 to 12/31/2013	$20.17416	$27.23459	221,981
01/01/2014 to 12/31/2014	$27.23459	$28.16759	202,133
01/01/2015 to 12/31/2015	$28.16759	$26.48183	259,454
01/01/2016 to 12/31/2016	$26.48183	$33.61805	242,656
01/01/2017 to 12/31/2017	$33.61805	$35.45812	225,326
01/01/2018 to 12/31/2018	$35.45812	$28.88615	198,835
01/01/2019 to 12/31/2019	$28.88615	$34.61865	152,576

A-70

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.10516	$14.91170	621,392
01/01/2011 to 12/31/2011	$14.91170	$14.40278	510,390
01/01/2012 to 12/31/2012	$14.40278	$16.63850	618,330
01/01/2013 to 12/31/2013	$16.63850	$23.54463	659,574
01/01/2014 to 12/31/2014	$23.54463	$25.06310	663,743
01/01/2015 to 12/31/2015	$25.06310	$26.98428	604,358
01/01/2016 to 12/31/2016	$26.98428	$27.22845	492,792
01/01/2017 to 12/31/2017	$27.22845	$36.88909	463,047
01/01/2018 to 12/31/2018	$36.88909	$37.64132	348,611
01/01/2019 to 12/31/2019	$37.64132	$47.42286	294,247
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.17114	$14.55081	285,605
01/01/2011 to 12/31/2011	$14.55081	$14.22615	245,098
01/01/2012 to 12/31/2012	$14.22615	$15.85005	280,404
01/01/2013 to 12/31/2013	$15.85005	$20.96545	214,589
01/01/2014 to 12/31/2014	$20.96545	$20.91949	156,711
01/01/2015 to 12/31/2015	$20.91949	$19.30705	139,425
01/01/2016 to 12/31/2016	$19.30705	$20.13234	137,737
01/01/2017 to 12/31/2017	$20.13234	$23.05522	141,739
01/01/2018 to 12/31/2018	$23.05522	$20.45014	124,021
01/01/2019 to 12/31/2019	$20.45014	$25.31020	724,067
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.60559	$14.13536	404,389
01/01/2011 to 12/31/2011	$14.13536	$14.46120	331,623
01/01/2012 to 12/31/2012	$14.46120	$14.95031	336,636
01/01/2013 to 12/31/2013	$14.95031	$14.13730	282,751
01/01/2014 to 12/31/2014	$14.13730	$13.96722	264,758
01/01/2015 to 12/31/2015	$13.96722	$13.08906	365,212
01/01/2016 to 12/31/2016	$13.08906	$13.42092	330,342
01/01/2017 to 12/31/2017	$13.42092	$13.45584	328,437
01/01/2018 to 12/31/2018	$13.45584	$13.48335	257,699
01/01/2019 to 12/31/2019	$13.48335	$13.45979	243,922
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.78929	$17.96107	245,356
01/01/2011 to 12/31/2011	$17.96107	$17.03811	194,504
01/01/2012 to 12/31/2012	$17.03811	$19.82140	208,652
01/01/2013 to 12/31/2013	$19.82140	$25.78743	167,490
01/01/2014 to 12/31/2014	$25.78743	$29.12877	144,781
01/01/2015 to 12/31/2015	$29.12877	$26.72763	91,045
01/01/2016 to 12/31/2016	$26.72763	$29.93629	78,055
01/01/2017 to 12/31/2017	$29.93629	$34.86421	75,827
01/01/2018 to 12/31/2018	$34.86421	$28.59041	52,413
01/01/2019 to 12/31/2019	$28.59041	$33.46801	50,532
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.19194	$10.79447	1,705,804
01/01/2011 to 12/31/2011	$10.79447	$11.24484	1,440,916
01/01/2012 to 12/31/2012	$11.24484	$11.91529	1,487,081
01/01/2013 to 12/31/2013	$11.91529	$11.53200	1,542,429
01/01/2014 to 12/31/2014	$11.53200	$12.14561	1,616,819
01/01/2015 to 12/31/2015	$12.14561	$12.08055	1,462,502
01/01/2016 to 12/31/2016	$12.08055	$12.48079	1,362,398
01/01/2017 to 12/31/2017	$12.48079	$13.03652	1,443,900
01/01/2018 to 12/31/2018	$13.03652	$12.51722	1,663,779
01/01/2019 to 12/31/2019	$12.51722	$13.81102	1,513,969

A-71

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.87354	$14.35045	30,964
01/01/2011 to 12/31/2011	$14.35045	$12.29637	35,489
01/01/2012 to 12/31/2012	$12.29637	$13.73358	36,307
01/01/2013 to 12/31/2013	$13.73358	$16.18366	19,432
01/01/2014 to 12/31/2014	$16.18366	$15.05763	7,726
01/01/2015 to 12/31/2015	$15.05763	$15.13370	14,858
01/01/2016 to 12/31/2016	$15.13370	$15.35346	4,499
01/01/2017 to 12/31/2017	$15.35346	$18.83547	9,490
01/01/2018 to 12/31/2018	$18.83547	$15.38428	1,966
01/01/2019 to 12/31/2019	$15.38428	$17.45834	1,965
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.38740	$19.39668	31,133
01/01/2011 to 12/31/2011	$19.39668	$18.03681	33,795
01/01/2012 to 12/31/2012	$18.03681	$21.39882	31,280
01/01/2013 to 12/31/2013	$21.39882	$29.47979	18,601
01/01/2014 to 12/31/2014	$29.47979	$30.14783	4,136
01/01/2015 to 12/31/2015	$30.14783	$30.10044	1,030
01/01/2016 to 12/31/2016	$30.10044	$29.80179	897
01/01/2017 to 12/31/2017	$29.80179	$39.51650	1,040
01/01/2018 to 12/31/2018	$39.51650	$39.02249	874
01/01/2019 to 12/31/2019	$39.02249	$52.67675	853
*Denotes the start date of these sub-accounts

A-72

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5 or with any one of EBP or HAV and GMWB or HAV and HD GRO/GRO Plus 2008 or EBP and HD
GRO/GRO Plus 2008 OR HD GRO 60 bps OR GRO Plus 2008 60 bps or HD5 (1.85%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.61726	$10.56882	15,127,648
01/01/2011 to 12/31/2011	$10.56882	$10.09768	11,901,852
01/01/2012 to 12/31/2012	$10.09768	$11.15609	11,108,019
01/01/2013 to 12/31/2013	$11.15609	$12.04186	7,943,759
01/01/2014 to 12/31/2014	$12.04186	$12.27041	3,674,693
01/01/2015 to 12/31/2015	$12.27041	$11.65570	889,656
01/01/2016 to 12/31/2016	$11.65570	$12.16546	206,949
01/01/2017 to 12/31/2017	$12.16546	$13.44371	96,189
01/01/2018 to 12/31/2018	$13.44371	$12.12029	0
01/01/2019 to 12/31/2019	$12.12029	$13.80591	0
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.86293	$10.87257	7,706,029
01/01/2011 to 12/31/2011	$10.87257	$10.54211	5,222,464
01/01/2012 to 12/31/2012	$10.54211	$11.63765	5,167,344
01/01/2013 to 12/31/2013	$11.63765	$13.43814	3,533,050
01/01/2014 to 12/31/2014	$13.43814	$14.04975	2,151,523
01/01/2015 to 12/31/2015	$14.04975	$13.85543	931,606
01/01/2016 to 12/31/2016	$13.85543	$14.45626	264,781
01/01/2017 to 12/31/2017	$14.45626	$16.30459	74,068
01/01/2018 to 12/31/2018	$16.30459	$15.21180	0
01/01/2019 to 12/31/2019	$15.21180	$17.82949	0
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.48506	$11.71222	1,258,106
01/01/2011 to 12/31/2011	$11.71222	$11.75432	1,121,766
01/01/2012 to 12/31/2012	$11.75432	$12.07825	1,039,350
01/01/2013 to 12/31/2013	$12.07825	$11.59694	546,286
01/01/2014 to 12/31/2014	$11.59694	$11.37154	469,476
01/01/2015 to 12/31/2015	$11.37154	$11.21502	257,280
01/01/2016 to 12/31/2016	$11.21502	$11.18858	158,481
01/01/2017 to 12/31/2017	$11.18858	$11.16975	38,812
01/01/2018 to 12/31/2018	$11.16975	$11.04348	0
01/01/2019 to 12/31/2019	$11.04348	$11.34003	0
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.42482	$13.13628	2,140,005
01/01/2011 to 12/31/2011	$13.13628	$13.30337	1,714,104
01/01/2012 to 12/31/2012	$13.30337	$14.27408	1,880,647
01/01/2013 to 12/31/2013	$14.27408	$13.75261	1,376,603
01/01/2014 to 12/31/2014	$13.75261	$14.06933	835,491
01/01/2015 to 12/31/2015	$14.06933	$13.51792	306,436
01/01/2016 to 12/31/2016	$13.51792	$13.82942	163,949
01/01/2017 to 12/31/2017	$13.82942	$14.16625	77,982
01/01/2018 to 12/31/2018	$14.16625	$13.81096	0
01/01/2019 to 12/31/2019	$13.81096	$14.80594	0

A-73

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.95959	$11.97899	56,178
01/01/2011 to 12/31/2011	$11.97899	$13.63571	15,267
01/01/2012 to 12/31/2012	$13.63571	$14.16728	1,235,635
01/01/2013 to 12/31/2013	$14.16728	$13.23337	515,575
01/01/2014 to 12/31/2014	$13.23337	$13.54241	184,661
01/01/2015 to 12/31/2015	$13.54241	$13.43415	180,118
01/01/2016 to 12/31/2016	$13.43415	$13.37681	133,972
01/01/2017 to 12/31/2017	$13.37681	$13.22989	5,886
01/01/2018 to 12/31/2018	$13.22989	$13.05705	0
01/01/2019 to 12/31/2019	$13.05705	$12.99489	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.78441	$9.64318	440,131
01/01/2011 to 12/31/2011	$9.64318	$11.23271	72,154
01/01/2012 to 12/31/2012	$11.23271	$11.72132	16,821
01/01/2013 to 12/31/2013	$11.72132	$10.75489	2,336,108
01/01/2014 to 12/31/2014	$10.75489	$11.20608	1,378,619
01/01/2015 to 12/31/2015	$11.20608	$11.16667	1,074,450
01/01/2016 to 12/31/2016	$11.16667	$11.17489	659,855
01/01/2017 to 12/31/2017	$11.17489	$11.06579	130,210
01/01/2018 to 12/31/2018	$11.06579	$10.89145	0
01/01/2019 to 12/31/2019	$10.89145	$11.06369	0
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99795	$11.00274	453,795
01/01/2011 to 12/31/2011	$11.00274	$12.99183	5,310,943
01/01/2012 to 12/31/2012	$12.99183	$13.61745	2,079,498
01/01/2013 to 12/31/2013	$13.61745	$12.42992	252,178
01/01/2014 to 12/31/2014	$12.42992	$13.13705	1,558,574
01/01/2015 to 12/31/2015	$13.13705	$13.12392	1,218,787
01/01/2016 to 12/31/2016	$13.12392	$13.14353	703,288
01/01/2017 to 12/31/2017	$13.14353	$13.10482	182,983
01/01/2018 to 12/31/2018	$13.10482	$12.86981	0
01/01/2019 to 12/31/2019	$12.86981	$13.27189	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99847	$12.01446	2,646,536
01/01/2012 to 12/31/2012	$12.01446	$12.48143	3,217,282
01/01/2013 to 12/31/2013	$12.48143	$11.05667	288,484
01/01/2014 to 12/31/2014	$11.05667	$11.97731	111,159
01/01/2015 to 12/31/2015	$11.97731	$12.00211	1,159,534
01/01/2016 to 12/31/2016	$12.00211	$11.99568	987,821
01/01/2017 to 12/31/2017	$11.99568	$11.95905	101,922
01/01/2018 to 12/31/2018	$11.95905	$11.71931	0
01/01/2019 to 12/31/2019	$11.71931	$12.18023	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99796	$10.39368	1,214,423
01/01/2013 to 12/31/2013	$10.39368	$9.16094	4,560,276
01/01/2014 to 12/31/2014	$9.16094	$10.12611	1,524,553
01/01/2015 to 12/31/2015	$10.12611	$10.20788	43,571
01/01/2016 to 12/31/2016	$10.20788	$10.21087	280,078
01/01/2017 to 12/31/2017	$10.21087	$10.19235	18,298
01/01/2018 to 12/31/2018	$10.19235	$9.97645	0
01/01/2019 to 12/31/2019	$9.97645	$10.42914	0

A-74

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99898	$8.74508	4,004,611
01/01/2014 to 12/31/2014	$8.74508	$9.83571	2,674,972
01/01/2015 to 12/31/2015	$9.83571	$9.92791	6,086
01/01/2016 to 12/31/2016	$9.92791	$9.93038	279
01/01/2017 to 12/31/2017	$9.93038	$9.91111	108,333
01/01/2018 to 12/31/2018	$9.91111	$9.66416	0
01/01/2019 to 12/31/2019	$9.66416	$10.24002	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99898	$11.29720	886,167
01/01/2015 to 12/31/2015	$11.29720	$11.30973	3,633,852
01/01/2016 to 12/31/2016	$11.30973	$11.37532	164,766
01/01/2017 to 12/31/2017	$11.37532	$11.36972	12,107
01/01/2018 to 12/31/2018	$11.36972	$11.07624	0
01/01/2019 to 12/31/2019	$11.07624	$11.81904	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99898	$9.93280	2,403,427
01/01/2016 to 12/31/2016	$9.93280	$9.95186	2,065,387
01/01/2017 to 12/31/2017	$9.95186	$10.00472	102,551
01/01/2018 to 12/31/2018	$10.00472	$9.71653	0
01/01/2019 to 12/31/2019	$9.71653	$10.49336	0
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99796	$9.87435	4,464,106
01/01/2017 to 12/31/2017	$9.87435	$9.95235	2,388,072
01/01/2018 to 12/31/2018	$9.95235	$9.64428	0
01/01/2019 to 12/31/2019	$9.64428	$10.47751	0
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99795	$10.03154	15,268
01/01/2018 to 12/31/2018	$10.03154	$9.64254	0
01/01/2019 to 12/31/2019	$9.64254	$10.56097	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99795	$9.65694	0
01/01/2019 to 12/31/2019	$9.65694	$10.64396	0
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99898	$11.22848	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.44347	$10.50855	18,715,333
01/01/2011 to 12/31/2011	$10.50855	$10.06411	14,835,810
01/01/2012 to 12/31/2012	$10.06411	$11.23328	14,385,673
01/01/2013 to 12/31/2013	$11.23328	$13.52613	11,901,592
01/01/2014 to 12/31/2014	$13.52613	$14.20454	6,106,651
01/01/2015 to 12/31/2015	$14.20454	$14.01611	1,729,439
01/01/2016 to 12/31/2016	$14.01611	$14.69791	622,808
01/01/2017 to 12/31/2017	$14.69791	$17.00769	223,671
01/01/2018 to 12/31/2018	$17.00769	$15.65341	0
01/01/2019 to 12/31/2019	$15.65341	$18.78200	0

A-75

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$13.91872	$17.58099	59,296
01/01/2011 to 12/31/2011	$17.58099	$18.39348	26,201
01/01/2012 to 12/31/2012	$18.39348	$20.82344	45,742
01/01/2013 to 12/31/2013	$20.82344	$21.07847	48,382
01/01/2014 to 12/31/2014	$21.07847	$27.08427	31,242
01/01/2015 to 12/31/2015	$27.08427	$27.87101	16,449
01/01/2016 to 12/31/2016	$27.87101	$28.67390	11,116
01/01/2017 to 12/31/2017	$28.67390	$29.90252	1,256
01/01/2018 to 12/31/2018	$29.90252	$27.95087	0
01/01/2019 to 12/31/2019	$27.95087	$35.99776	0
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.41048	$10.22046	374,873
01/01/2011 to 12/31/2011	$10.22046	$10.03393	339,040
01/01/2012 to 12/31/2012	$10.03393	$9.84890	199,920
01/01/2013 to 12/31/2013	$9.84890	$9.66659	115,269
01/01/2014 to 12/31/2014	$9.66659	$9.48776	121,008
01/01/2015 to 12/31/2015	$9.48776	$9.31233	82,739
01/01/2016 to 12/31/2016	$9.31233	$9.14065	68,632
01/01/2017 to 12/31/2017	$9.14065	$9.00240	1,295
01/01/2018 to 12/31/2018	$9.00240	$8.94982	1
01/01/2019 to 12/31/2019	$8.94982	$8.93280	1
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.22202	$10.24253	718,321
01/01/2011 to 12/31/2011	$10.24253	$9.63274	631,842
01/01/2012 to 12/31/2012	$9.63274	$11.05083	613,446
01/01/2013 to 12/31/2013	$11.05083	$15.16985	478,199
01/01/2014 to 12/31/2014	$15.16985	$16.93592	255,819
01/01/2015 to 12/31/2015	$16.93592	$15.32000	52,056
01/01/2016 to 12/31/2016	$15.32000	$18.02745	8,194
01/01/2017 to 12/31/2017	$18.02745	$21.09092	351
01/01/2018 to 12/31/2018	$21.09092	$17.76924	0
01/01/2019 to 12/31/2019	$17.76924	$22.58969	0
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$12.38899	$13.92282	1,089,969
01/01/2011 to 12/31/2011	$13.92282	$11.89940	1,027,651
01/01/2012 to 12/31/2012	$11.89940	$14.05756	880,186
01/01/2013 to 12/31/2013	$14.05756	$16.42685	242,847
01/01/2014 to 12/31/2014	$16.42685	$15.23228	134,938
01/01/2015 to 12/31/2015	$15.23228	$15.42116	38,384
01/01/2016 to 12/31/2016	$15.42116	$14.56463	9,215
01/01/2017 to 12/31/2017	$14.56463	$19.36037	3,435
01/01/2018 to 12/31/2018	$19.36037	$16.46729	0
01/01/2019 to 12/31/2019	$16.46729	$21.35279	0
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.55478	$15.86882	262,760
01/01/2011 to 12/31/2011	$15.86882	$13.62099	228,014
01/01/2012 to 12/31/2012	$13.62099	$15.59812	225,732
01/01/2013 to 12/31/2013	$15.59812	$18.28999	187,217
01/01/2014 to 12/31/2014	$18.28999	$16.74818	110,416
01/01/2015 to 12/31/2015	$16.74818	$16.57263	31,299
01/01/2016 to 12/31/2016	$16.57263	$16.36118	8,439
01/01/2017 to 12/31/2017	$16.36118	$19.72286	1,694
01/01/2018 to 12/31/2018	$19.72286	$16.23256	0
01/01/2019 to 12/31/2019	$16.23256	$19.12231	0

A-76

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.44525	$14.14283	107,431
01/01/2011 to 12/31/2011	$14.14283	$12.61127	79,386
01/01/2012 to 12/31/2012	$12.61127	$15.08961	66,422
01/01/2013 to 12/31/2013	$15.08961	$17.08544	26,306
01/01/2014 to 12/31/2014	$17.08544	$15.70200	29,556
01/01/2015 to 12/31/2015	$15.70200	$14.98074	18,979
01/01/2016 to 12/31/2016	$14.98074	$14.98815	18,819
01/01/2017 to 12/31/2017	$14.98815	$19.07101	3,807
01/01/2018 to 12/31/2018	$19.07101	$15.44668	0
01/01/2019 to 12/31/2019	$15.44668	$19.28826	0
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.26187	$12.06173	2,609,411
01/01/2011 to 12/31/2011	$12.06173	$11.73070	2,214,643
01/01/2012 to 12/31/2012	$11.73070	$12.92562	1,955,243
01/01/2013 to 12/31/2013	$12.92562	$17.33123	662,422
01/01/2014 to 12/31/2014	$17.33123	$18.81197	448,445
01/01/2015 to 12/31/2015	$18.81197	$20.32369	196,069
01/01/2016 to 12/31/2016	$20.32369	$21.06091	74,290
01/01/2017 to 12/31/2017	$21.06091	$27.49210	39,996
01/01/2018 to 12/31/2018	$27.49210	$26.25553	0
01/01/2019 to 12/31/2019	$26.25553	$33.92106	0
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$10.73737	$11.88611	359,591
01/01/2011 to 12/31/2011	$11.88611	$11.59715	331,705
01/01/2012 to 12/31/2012	$11.59715	$13.32699	336,214
01/01/2013 to 12/31/2013	$13.32699	$17.88188	221,691
01/01/2014 to 12/31/2014	$17.88188	$19.07975	125,846
01/01/2015 to 12/31/2015	$19.07975	$20.08050	44,184
01/01/2016 to 12/31/2016	$20.08050	$20.08643	3,432
01/01/2017 to 12/31/2017	$20.08643	$25.77020	1,920
01/01/2018 to 12/31/2018	$25.77020	$25.83465	0
01/01/2019 to 12/31/2019	$25.83465	$34.93646	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.51780	$15.89814	242,511
01/01/2011 to 12/31/2011	$15.89814	$15.13996	195,175
01/01/2012 to 12/31/2012	$15.13996	$17.77417	170,226
01/01/2013 to 12/31/2013	$17.77417	$23.06137	54,755
01/01/2014 to 12/31/2014	$23.06137	$25.24399	40,266
01/01/2015 to 12/31/2015	$25.24399	$23.36833	519,057
01/01/2016 to 12/31/2016	$23.36833	$23.31419	318,943
01/01/2017 to 12/31/2017	$23.31419	$29.08359	69,551
01/01/2018 to 12/31/2018	$29.08359	$27.30133	0
01/01/2019 to 12/31/2019	$27.30133	$34.87680	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.38796	$15.00846	340,623
01/01/2011 to 12/31/2011	$15.00846	$14.36515	266,534
01/01/2012 to 12/31/2012	$14.36515	$16.51404	231,581
01/01/2013 to 12/31/2013	$16.51404	$23.01761	56,323
01/01/2014 to 12/31/2014	$23.01761	$25.81114	39,998
01/01/2015 to 12/31/2015	$25.81114	$23.90557	20,546
01/01/2016 to 12/31/2016	$23.90557	$27.74182	19,684
01/01/2017 to 12/31/2017	$27.74182	$30.98464	4,152
01/01/2018 to 12/31/2018	$30.98464	$25.40806	0
01/01/2019 to 12/31/2019	$25.40806	$30.17877	0

A-77

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.56440	$11.46517	6,387,398
01/01/2011 to 12/31/2011	$11.46517	$11.36551	5,312,189
01/01/2012 to 12/31/2012	$11.36551	$12.31225	5,409,797
01/01/2013 to 12/31/2013	$12.31225	$13.19771	3,379,408
01/01/2014 to 12/31/2014	$13.19771	$13.70165	2,049,485
01/01/2015 to 12/31/2015	$13.70165	$13.46744	852,146
01/01/2016 to 12/31/2016	$13.46744	$13.94915	150,323
01/01/2017 to 12/31/2017	$13.94915	$15.07868	94,382
01/01/2018 to 12/31/2018	$15.07868	$14.37799	0
01/01/2019 to 12/31/2019	$14.37799	$16.19216	0
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.82762	$15.38714	518,785
01/01/2011 to 12/31/2011	$15.38714	$13.12254	452,643
01/01/2012 to 12/31/2012	$13.12254	$15.46481	393,728
01/01/2013 to 12/31/2013	$15.46481	$21.37357	144,315
01/01/2014 to 12/31/2014	$21.37357	$22.01465	86,738
01/01/2015 to 12/31/2015	$22.01465	$21.89581	30,303
01/01/2016 to 12/31/2016	$21.89581	$23.14626	12,362
01/01/2017 to 12/31/2017	$23.14626	$29.01025	1,404
01/01/2018 to 12/31/2018	$29.01025	$25.38323	0
01/01/2019 to 12/31/2019	$25.38323	$34.00288	0
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.12664	$12.22015	205,878
01/01/2011 to 12/31/2011	$12.22015	$11.87693	134,536
01/01/2012 to 12/31/2012	$11.87693	$13.07626	129,577
01/01/2013 to 12/31/2013	$13.07626	$17.34869	93,745
01/01/2014 to 12/31/2014	$17.34869	$17.67801	66,248
01/01/2015 to 12/31/2015	$17.67801	$17.48733	33,060
01/01/2016 to 12/31/2016	$17.48733	$19.23730	8,915
01/01/2017 to 12/31/2017	$19.23730	$23.39822	3,146
01/01/2018 to 12/31/2018	$23.39822	$21.03312	0
01/01/2019 to 12/31/2019	$21.03312	$26.86209	0
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.99181	$14.82975	624,893
01/01/2011 to 12/31/2011	$14.82975	$13.68581	542,049
01/01/2012 to 12/31/2012	$13.68581	$15.87163	480,770
01/01/2013 to 12/31/2013	$15.87163	$21.40453	176,886
01/01/2014 to 12/31/2014	$21.40453	$22.11532	95,964
01/01/2015 to 12/31/2015	$22.11532	$20.77062	30,799
01/01/2016 to 12/31/2016	$20.77062	$26.34102	15,865
01/01/2017 to 12/31/2017	$26.34102	$27.75449	554
01/01/2018 to 12/31/2018	$27.75449	$22.58716	0
01/01/2019 to 12/31/2019	$22.58716	$27.04197	0
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.77747	$13.38725	825,379
01/01/2011 to 12/31/2011	$13.38725	$12.91717	683,116
01/01/2012 to 12/31/2012	$12.91717	$14.90702	615,360
01/01/2013 to 12/31/2013	$14.90702	$21.07294	886,699
01/01/2014 to 12/31/2014	$21.07294	$22.40916	741,733
01/01/2015 to 12/31/2015	$22.40916	$24.10245	408,258
01/01/2016 to 12/31/2016	$24.10245	$24.29598	214,286
01/01/2017 to 12/31/2017	$24.29598	$32.88266	28,205
01/01/2018 to 12/31/2018	$32.88266	$33.51879	0
01/01/2019 to 12/31/2019	$33.51879	$42.18609	0

A-78

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.23415	$12.39842	171,930
01/01/2011 to 12/31/2011	$12.39842	$12.10946	139,136
01/01/2012 to 12/31/2012	$12.10946	$13.47799	138,208
01/01/2013 to 12/31/2013	$13.47799	$17.80972	131,938
01/01/2014 to 12/31/2014	$17.80972	$17.75258	90,143
01/01/2015 to 12/31/2015	$17.75258	$16.36757	53,246
01/01/2016 to 12/31/2016	$16.36757	$17.05006	23,195
01/01/2017 to 12/31/2017	$17.05006	$19.50561	4,114
01/01/2018 to 12/31/2018	$19.50561	$17.28395	0
01/01/2019 to 12/31/2019	$17.28395	$21.36986	0
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$12.23103	$12.69437	433,698
01/01/2011 to 12/31/2011	$12.69437	$12.97377	347,478
01/01/2012 to 12/31/2012	$12.97377	$13.39878	337,850
01/01/2013 to 12/31/2013	$13.39878	$12.65728	40,799
01/01/2014 to 12/31/2014	$12.65728	$12.49236	27,559
01/01/2015 to 12/31/2015	$12.49236	$11.69500	23,148
01/01/2016 to 12/31/2016	$11.69500	$11.97924	21,693
01/01/2017 to 12/31/2017	$11.97924	$11.99821	5,063
01/01/2018 to 12/31/2018	$11.99821	$12.01035	0
01/01/2019 to 12/31/2019	$12.01035	$11.97724	0
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.82450	$14.34574	114,238
01/01/2011 to 12/31/2011	$14.34574	$13.59472	60,443
01/01/2012 to 12/31/2012	$13.59472	$15.79938	67,697
01/01/2013 to 12/31/2013	$15.79938	$20.53394	44,851
01/01/2014 to 12/31/2014	$20.53394	$23.17101	34,252
01/01/2015 to 12/31/2015	$23.17101	$21.23948	16,962
01/01/2016 to 12/31/2016	$21.23948	$23.76517	7,496
01/01/2017 to 12/31/2017	$23.76517	$27.64926	2,291
01/01/2018 to 12/31/2018	$27.64926	$22.65046	0
01/01/2019 to 12/31/2019	$22.65046	$26.48767	0
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.16986	$10.76014	759,002
01/01/2011 to 12/31/2011	$10.76014	$11.19771	654,564
01/01/2012 to 12/31/2012	$11.19771	$11.85336	676,627
01/01/2013 to 12/31/2013	$11.85336	$11.46036	1,496,187
01/01/2014 to 12/31/2014	$11.46036	$12.05795	1,570,120
01/01/2015 to 12/31/2015	$12.05795	$11.98123	1,047,515
01/01/2016 to 12/31/2016	$11.98123	$12.36563	529,983
01/01/2017 to 12/31/2017	$12.36563	$12.90317	137,506
01/01/2018 to 12/31/2018	$12.90317	$12.37644	0
01/01/2019 to 12/31/2019	$12.37644	$13.64174	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.79412	$14.24773	13,789
01/01/2011 to 12/31/2011	$14.24773	$12.19584	5,474
01/01/2012 to 12/31/2012	$12.19584	$13.60737	3,990
01/01/2013 to 12/31/2013	$13.60737	$16.01865	4,357
01/01/2014 to 12/31/2014	$16.01865	$14.88882	3,672
01/01/2015 to 12/31/2015	$14.88882	$14.94884	1,585
01/01/2016 to 12/31/2016	$14.94884	$15.15050	1,099
01/01/2017 to 12/31/2017	$15.15050	$18.56769	0
01/01/2018 to 12/31/2018	$18.56769	$15.15008	0
01/01/2019 to 12/31/2019	$15.15008	$17.17493	0

A-79

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.08493	$15.22662	15,629
01/01/2011 to 12/31/2011	$15.22662	$14.14477	8,214
01/01/2012 to 12/31/2012	$14.14477	$16.76426	6,016
01/01/2013 to 12/31/2013	$16.76426	$23.07150	1,858
01/01/2014 to 12/31/2014	$23.07150	$23.57030	4,116
01/01/2015 to 12/31/2015	$23.57030	$23.50919	2,505
01/01/2016 to 12/31/2016	$23.50919	$23.25238	1,238
01/01/2017 to 12/31/2017	$23.25238	$30.80093	0
01/01/2018 to 12/31/2018	$30.80093	$30.38472	0
01/01/2019 to 12/31/2019	$30.38472	$40.97476	0
*Denotes the start date of these sub-accounts

A-80

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV, EBP and GRO Plus or with combo 5% and Gro Plus OR With LT5, HDV and EBP Cliff M&E (2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.55725	$10.48682	9,571,229
01/01/2011 to 12/31/2011	$10.48682	$10.00411	7,458,449
01/01/2012 to 12/31/2012	$10.00411	$11.03575	6,592,715
01/01/2013 to 12/31/2013	$11.03575	$11.89373	4,018,651
01/01/2014 to 12/31/2014	$11.89373	$12.10095	2,611,367
01/01/2015 to 12/31/2015	$12.10095	$11.47715	1,475,038
01/01/2016 to 12/31/2016	$11.47715	$11.96074	987,794
01/01/2017 to 12/31/2017	$11.96074	$13.19728	929,078
01/01/2018 to 12/31/2018	$13.19728	$11.87985	498,556
01/01/2019 to 12/31/2019	$11.87985	$13.51145	519,164
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.80147	$10.78831	7,024,050
01/01/2011 to 12/31/2011	$10.78831	$10.44427	5,182,858
01/01/2012 to 12/31/2012	$10.44427	$11.51194	5,035,393
01/01/2013 to 12/31/2013	$11.51194	$13.27278	3,262,170
01/01/2014 to 12/31/2014	$13.27278	$13.85570	3,023,580
01/01/2015 to 12/31/2015	$13.85570	$13.64320	2,076,357
01/01/2016 to 12/31/2016	$13.64320	$14.21304	1,450,831
01/01/2017 to 12/31/2017	$14.21304	$16.00588	1,325,073
01/01/2018 to 12/31/2018	$16.00588	$14.91010	833,211
01/01/2019 to 12/31/2019	$14.91010	$17.44916	709,424
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.58961	$11.80065	2,405,356
01/01/2011 to 12/31/2011	$11.80065	$11.82510	1,638,831
01/01/2012 to 12/31/2012	$11.82510	$12.13224	1,373,988
01/01/2013 to 12/31/2013	$12.13224	$11.63105	1,058,431
01/01/2014 to 12/31/2014	$11.63105	$11.38755	675,849
01/01/2015 to 12/31/2015	$11.38755	$11.21382	402,011
01/01/2016 to 12/31/2016	$11.21382	$11.16991	326,027
01/01/2017 to 12/31/2017	$11.16991	$11.13358	227,790
01/01/2018 to 12/31/2018	$11.13358	$10.99099	137,033
01/01/2019 to 12/31/2019	$10.99099	$11.26903	125,714
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.79873	$13.51103	3,188,128
01/01/2011 to 12/31/2011	$13.51103	$13.66211	2,557,267
01/01/2012 to 12/31/2012	$13.66211	$14.63662	2,510,555
01/01/2013 to 12/31/2013	$14.63662	$14.08023	1,426,831
01/01/2014 to 12/31/2014	$14.08023	$14.38241	956,377
01/01/2015 to 12/31/2015	$14.38241	$13.79770	628,255
01/01/2016 to 12/31/2016	$13.79770	$14.09406	564,139
01/01/2017 to 12/31/2017	$14.09406	$14.41538	454,860
01/01/2018 to 12/31/2018	$14.41538	$14.03230	284,506
01/01/2019 to 12/31/2019	$14.03230	$15.02038	227,914

A-81

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.92737	$11.92553	3,978,286
01/01/2011 to 12/31/2011	$11.92553	$13.55419	2,040,163
01/01/2012 to 12/31/2012	$13.55419	$14.06096	3,068,671
01/01/2013 to 12/31/2013	$14.06096	$13.11399	1,918,350
01/01/2014 to 12/31/2014	$13.11399	$13.39975	1,315,184
01/01/2015 to 12/31/2015	$13.39975	$13.27240	1,173,555
01/01/2016 to 12/31/2016	$13.27240	$13.19570	1,053,395
01/01/2017 to 12/31/2017	$13.19570	$13.03071	778,557
01/01/2018 to 12/31/2018	$13.03071	$12.84104	451,398
01/01/2019 to 12/31/2019	$12.84104	$12.76066	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.77096	$9.61368	3,501,577
01/01/2011 to 12/31/2011	$9.61368	$11.18129	747,648
01/01/2012 to 12/31/2012	$11.18129	$11.64986	52,737
01/01/2013 to 12/31/2013	$11.64986	$10.67296	4,576,643
01/01/2014 to 12/31/2014	$10.67296	$11.10368	2,846,478
01/01/2015 to 12/31/2015	$11.10368	$11.04779	2,440,037
01/01/2016 to 12/31/2016	$11.04779	$11.03904	2,073,767
01/01/2017 to 12/31/2017	$11.03904	$10.91470	1,241,433
01/01/2018 to 12/31/2018	$10.91470	$10.72679	692,002
01/01/2019 to 12/31/2019	$10.72679	$10.88017	651,299
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99779	$10.98596	6,025,992
01/01/2011 to 12/31/2011	$10.98596	$12.95233	3,151,015
01/01/2012 to 12/31/2012	$12.95233	$13.55532	495,656
01/01/2013 to 12/31/2013	$13.55532	$12.35411	178
01/01/2014 to 12/31/2014	$12.35411	$13.03697	681,896
01/01/2015 to 12/31/2015	$13.03697	$13.00400	667,698
01/01/2016 to 12/31/2016	$13.00400	$13.00364	544,327
01/01/2017 to 12/31/2017	$13.00364	$12.94561	282,503
01/01/2018 to 12/31/2018	$12.94561	$12.69382	173,306
01/01/2019 to 12/31/2019	$12.69382	$13.07047	53,060
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99834	$11.99610	5,394,026
01/01/2012 to 12/31/2012	$11.99610	$12.44325	5,525,461
01/01/2013 to 12/31/2013	$12.44325	$11.00598	143,428
01/01/2014 to 12/31/2014	$11.00598	$11.90425	105,004
01/01/2015 to 12/31/2015	$11.90425	$11.91078	500,607
01/01/2016 to 12/31/2016	$11.91078	$11.88628	367,715
01/01/2017 to 12/31/2017	$11.88628	$11.83194	224,354
01/01/2018 to 12/31/2018	$11.83194	$11.57692	155,730
01/01/2019 to 12/31/2019	$11.57692	$12.01383	75,692
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99779	$10.37774	3,495,509
01/01/2013 to 12/31/2013	$10.37774	$9.13291	9,061,699
01/01/2014 to 12/31/2014	$9.13291	$10.07971	3,171,548
01/01/2015 to 12/31/2015	$10.07971	$10.14565	804,213
01/01/2016 to 12/31/2016	$10.14565	$10.13321	868,254
01/01/2017 to 12/31/2017	$10.13321	$10.09947	710,476
01/01/2018 to 12/31/2018	$10.09947	$9.87036	405,913
01/01/2019 to 12/31/2019	$9.87036	$10.30248	60,579

A-82

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99889	$8.73164	5,845,538
01/01/2014 to 12/31/2014	$8.73164	$9.80560	2,864,169
01/01/2015 to 12/31/2015	$9.80560	$9.88236	330,756
01/01/2016 to 12/31/2016	$9.88236	$9.86968	262,695
01/01/2017 to 12/31/2017	$9.86968	$9.83557	789,838
01/01/2018 to 12/31/2018	$9.83557	$9.57576	640,064
01/01/2019 to 12/31/2019	$9.57576	$10.13083	141,387
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99889	$11.27991	1,452,253
01/01/2015 to 12/31/2015	$11.27991	$11.27524	5,711,311
01/01/2016 to 12/31/2016	$11.27524	$11.32334	9,803
01/01/2017 to 12/31/2017	$11.32334	$11.30045	5,771
01/01/2018 to 12/31/2018	$11.30045	$10.99190	358,137
01/01/2019 to 12/31/2019	$10.99190	$11.71107	54,987
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99889	$9.91769	1,301,671
01/01/2016 to 12/31/2016	$9.91769	$9.92158	3,159,041
01/01/2017 to 12/31/2017	$9.92158	$9.95903	2,165,539
01/01/2018 to 12/31/2018	$9.95903	$9.65735	595,130
01/01/2019 to 12/31/2019	$9.65735	$10.41349	459,198
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99779	$9.85937	5,814,038
01/01/2017 to 12/31/2017	$9.85937	$9.92215	3,836,871
01/01/2018 to 12/31/2018	$9.92215	$9.60031	2,517,507
01/01/2019 to 12/31/2019	$9.60031	$10.41379	520,764
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99779	$10.01619	8,511
01/01/2018 to 12/31/2018	$10.01619	$9.61308	214,372
01/01/2019 to 12/31/2019	$9.61308	$10.51259	49,989
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99779	$9.64220	0
01/01/2019 to 12/31/2019	$9.64220	$10.61138	81,688
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99889	$11.21123	67,391
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.38481	$10.42727	11,072,168
01/01/2011 to 12/31/2011	$10.42727	$9.97109	8,565,131
01/01/2012 to 12/31/2012	$9.97109	$11.11227	8,015,346
01/01/2013 to 12/31/2013	$11.11227	$13.35991	5,728,326
01/01/2014 to 12/31/2014	$13.35991	$14.00860	4,070,987
01/01/2015 to 12/31/2015	$14.00860	$13.80161	2,526,243
01/01/2016 to 12/31/2016	$13.80161	$14.45099	1,665,378
01/01/2017 to 12/31/2017	$14.45099	$16.69648	1,857,723
01/01/2018 to 12/31/2018	$16.69648	$15.34341	879,066
01/01/2019 to 12/31/2019	$15.34341	$18.38183	684,865

A-83

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$18.30327	$23.08405	180,347
01/01/2011 to 12/31/2011	$23.08405	$24.11400	145,127
01/01/2012 to 12/31/2012	$24.11400	$27.25796	130,983
01/01/2013 to 12/31/2013	$27.25796	$27.54985	85,849
01/01/2014 to 12/31/2014	$27.54985	$35.34552	73,511
01/01/2015 to 12/31/2015	$35.34552	$36.31660	45,847
01/01/2016 to 12/31/2016	$36.31660	$37.30578	34,819
01/01/2017 to 12/31/2017	$37.30578	$38.84515	29,638
01/01/2018 to 12/31/2018	$38.84515	$36.25398	15,771
01/01/2019 to 12/31/2019	$36.25398	$46.62007	14,416
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.19032	$9.98900	2,539,883
01/01/2011 to 12/31/2011	$9.98900	$9.79172	2,629,487
01/01/2012 to 12/31/2012	$9.79172	$9.59677	1,832,190
01/01/2013 to 12/31/2013	$9.59677	$9.40486	1,233,947
01/01/2014 to 12/31/2014	$9.40486	$9.21678	1,006,675
01/01/2015 to 12/31/2015	$9.21678	$9.03245	754,207
01/01/2016 to 12/31/2016	$9.03245	$8.85231	462,011
01/01/2017 to 12/31/2017	$8.85231	$8.70525	311,063
01/01/2018 to 12/31/2018	$8.70525	$8.64110	244,940
01/01/2019 to 12/31/2019	$8.64110	$8.61148	100,185
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.17122	$11.27960	440,901
01/01/2011 to 12/31/2011	$11.27960	$10.59190	327,994
01/01/2012 to 12/31/2012	$10.59190	$12.13251	291,061
01/01/2013 to 12/31/2013	$12.13251	$16.62947	230,382
01/01/2014 to 12/31/2014	$16.62947	$18.53716	169,096
01/01/2015 to 12/31/2015	$18.53716	$16.74278	83,789
01/01/2016 to 12/31/2016	$16.74278	$19.67172	58,686
01/01/2017 to 12/31/2017	$19.67172	$22.97960	62,401
01/01/2018 to 12/31/2018	$22.97960	$19.33064	38,995
01/01/2019 to 12/31/2019	$19.33064	$24.53697	24,444
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.51146	$17.40523	770,326
01/01/2011 to 12/31/2011	$17.40523	$14.85307	539,693
01/01/2012 to 12/31/2012	$14.85307	$17.52007	418,206
01/01/2013 to 12/31/2013	$17.52007	$20.44175	328,105
01/01/2014 to 12/31/2014	$20.44175	$18.92607	233,042
01/01/2015 to 12/31/2015	$18.92607	$19.13149	145,776
01/01/2016 to 12/31/2016	$19.13149	$18.04136	115,051
01/01/2017 to 12/31/2017	$18.04136	$23.94549	99,052
01/01/2018 to 12/31/2018	$23.94549	$20.33586	63,542
01/01/2019 to 12/31/2019	$20.33586	$26.32882	51,999
AST International Value Portfolio
01/01/2010 to 12/31/2010	$17.18430	$18.70715	242,130
01/01/2011 to 12/31/2011	$18.70715	$16.03265	186,332
01/01/2012 to 12/31/2012	$16.03265	$18.33176	167,981
01/01/2013 to 12/31/2013	$18.33176	$21.46255	133,132
01/01/2014 to 12/31/2014	$21.46255	$19.62323	98,999
01/01/2015 to 12/31/2015	$19.62323	$19.38786	66,690
01/01/2016 to 12/31/2016	$19.38786	$19.11125	55,806
01/01/2017 to 12/31/2017	$19.11125	$23.00288	54,019
01/01/2018 to 12/31/2018	$23.00288	$18.90306	32,932
01/01/2019 to 12/31/2019	$18.90306	$22.23431	29,363

A-84

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.91046	$12.93414	179,010
01/01/2011 to 12/31/2011	$12.93414	$14.25339	1,155,408
01/01/2012 to 12/31/2012	$14.25339	$15.28120	598,595
01/01/2013 to 12/31/2013	$15.28120	$14.49904	316,572
01/01/2014 to 12/31/2014	$14.49904	$15.16532	273,729
01/01/2015 to 12/31/2015	$15.16532	$15.03638	574,855
01/01/2016 to 12/31/2016	$15.03638	$15.35582	696,802
01/01/2017 to 12/31/2017	$15.35582	$15.69851	452,502
01/01/2018 to 12/31/2018	$15.69851	$15.34181	1,038,449
01/01/2019 to 12/31/2019	$15.34181	$16.72353	435,575
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$15.70211	$16.49160	308,762
01/01/2011 to 12/31/2011	$16.49160	$14.68329	235,341
01/01/2012 to 12/31/2012	$14.68329	$17.54191	195,028
01/01/2013 to 12/31/2013	$17.54191	$19.83179	136,441
01/01/2014 to 12/31/2014	$19.83179	$18.19796	109,366
01/01/2015 to 12/31/2015	$18.19796	$17.33559	89,703
01/01/2016 to 12/31/2016	$17.33559	$17.31780	60,293
01/01/2017 to 12/31/2017	$17.31780	$22.00160	50,925
01/01/2018 to 12/31/2018	$22.00160	$17.79285	23,010
01/01/2019 to 12/31/2019	$17.79285	$22.18395	19,252
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.11747	$14.22086	1,843,523
01/01/2011 to 12/31/2011	$14.22086	$13.80958	1,221,768
01/01/2012 to 12/31/2012	$13.80958	$15.19300	967,575
01/01/2013 to 12/31/2013	$15.19300	$20.34039	679,266
01/01/2014 to 12/31/2014	$20.34039	$22.04451	506,667
01/01/2015 to 12/31/2015	$22.04451	$23.77950	306,319
01/01/2016 to 12/31/2016	$23.77950	$24.60453	220,963
01/01/2017 to 12/31/2017	$24.60453	$32.06892	186,070
01/01/2018 to 12/31/2018	$32.06892	$30.57934	114,333
01/01/2019 to 12/31/2019	$30.57934	$39.44675	84,888
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$11.87872	$13.12956	349,620
01/01/2011 to 12/31/2011	$13.12956	$12.79093	256,619
01/01/2012 to 12/31/2012	$12.79093	$14.67624	253,826
01/01/2013 to 12/31/2013	$14.67624	$19.66233	165,851
01/01/2014 to 12/31/2014	$19.66233	$20.94736	126,187
01/01/2015 to 12/31/2015	$20.94736	$22.01241	91,963
01/01/2016 to 12/31/2016	$22.01241	$21.98543	63,374
01/01/2017 to 12/31/2017	$21.98543	$28.16351	53,765
01/01/2018 to 12/31/2018	$28.16351	$28.19050	26,536
01/01/2019 to 12/31/2019	$28.19050	$38.06396	21,527
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$16.22033	$19.04750	361,092
01/01/2011 to 12/31/2011	$19.04750	$18.11131	221,077
01/01/2012 to 12/31/2012	$18.11131	$21.22995	193,150
01/01/2013 to 12/31/2013	$21.22995	$27.50299	156,741
01/01/2014 to 12/31/2014	$27.50299	$30.05988	119,283
01/01/2015 to 12/31/2015	$30.05988	$27.78375	128,180
01/01/2016 to 12/31/2016	$27.78375	$27.67713	99,441
01/01/2017 to 12/31/2017	$27.67713	$34.47364	93,873
01/01/2018 to 12/31/2018	$34.47364	$32.31134	61,838
01/01/2019 to 12/31/2019	$32.31134	$41.21392	43,775

A-85

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.07914	$18.24106	452,422
01/01/2011 to 12/31/2011	$18.24106	$17.43263	306,085
01/01/2012 to 12/31/2012	$17.43263	$20.00955	244,921
01/01/2013 to 12/31/2013	$20.00955	$27.84695	194,682
01/01/2014 to 12/31/2014	$27.84695	$31.17900	122,116
01/01/2015 to 12/31/2015	$31.17900	$28.83286	79,029
01/01/2016 to 12/31/2016	$28.83286	$33.40873	64,964
01/01/2017 to 12/31/2017	$33.40873	$37.25719	58,129
01/01/2018 to 12/31/2018	$37.25719	$30.50461	36,207
01/01/2019 to 12/31/2019	$30.50461	$36.17688	25,928
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.49886	$11.37672	6,131,743
01/01/2011 to 12/31/2011	$11.37672	$11.26053	5,324,940
01/01/2012 to 12/31/2012	$11.26053	$12.17982	4,942,223
01/01/2013 to 12/31/2013	$12.17982	$13.03585	3,342,228
01/01/2014 to 12/31/2014	$13.03585	$13.51288	2,596,719
01/01/2015 to 12/31/2015	$13.51288	$13.26162	1,434,107
01/01/2016 to 12/31/2016	$13.26162	$13.71502	900,925
01/01/2017 to 12/31/2017	$13.71502	$14.80307	803,006
01/01/2018 to 12/31/2018	$14.80307	$14.09343	452,853
01/01/2019 to 12/31/2019	$14.09343	$15.84744	442,550
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$18.19702	$23.63739	289,027
01/01/2011 to 12/31/2011	$23.63739	$20.12781	229,446
01/01/2012 to 12/31/2012	$20.12781	$23.68407	178,399
01/01/2013 to 12/31/2013	$23.68407	$32.68317	125,872
01/01/2014 to 12/31/2014	$32.68317	$33.61206	87,600
01/01/2015 to 12/31/2015	$33.61206	$33.37942	54,663
01/01/2016 to 12/31/2016	$33.37942	$35.23191	40,708
01/01/2017 to 12/31/2017	$35.23191	$44.09047	35,288
01/01/2018 to 12/31/2018	$44.09047	$38.51870	21,511
01/01/2019 to 12/31/2019	$38.51870	$51.51999	18,827
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.85003	$15.84235	277,723
01/01/2011 to 12/31/2011	$15.84235	$15.37394	121,709
01/01/2012 to 12/31/2012	$15.37394	$16.90048	82,745
01/01/2013 to 12/31/2013	$16.90048	$22.38826	87,713
01/01/2014 to 12/31/2014	$22.38826	$22.77843	75,036
01/01/2015 to 12/31/2015	$22.77843	$22.49815	52,445
01/01/2016 to 12/31/2016	$22.49815	$24.71200	36,168
01/01/2017 to 12/31/2017	$24.71200	$30.01122	29,728
01/01/2018 to 12/31/2018	$30.01122	$26.93614	16,884
01/01/2019 to 12/31/2019	$26.93614	$34.34849	13,654
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.92305	$18.42624	606,356
01/01/2011 to 12/31/2011	$18.42624	$16.97893	406,275
01/01/2012 to 12/31/2012	$16.97893	$19.66059	305,529
01/01/2013 to 12/31/2013	$19.66059	$26.47374	245,931
01/01/2014 to 12/31/2014	$26.47374	$27.31107	151,655
01/01/2015 to 12/31/2015	$27.31107	$25.61129	105,780
01/01/2016 to 12/31/2016	$25.61129	$32.43041	75,128
01/01/2017 to 12/31/2017	$32.43041	$34.11865	64,873
01/01/2018 to 12/31/2018	$34.11865	$27.72367	44,389
01/01/2019 to 12/31/2019	$27.72367	$33.14090	35,426

A-86

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.86950	$14.60622	682,794
01/01/2011 to 12/31/2011	$14.60622	$14.07189	500,066
01/01/2012 to 12/31/2012	$14.07189	$16.21477	434,920
01/01/2013 to 12/31/2013	$16.21477	$22.88668	359,256
01/01/2014 to 12/31/2014	$22.88668	$24.30069	248,872
01/01/2015 to 12/31/2015	$24.30069	$26.09691	171,520
01/01/2016 to 12/31/2016	$26.09691	$26.26629	107,192
01/01/2017 to 12/31/2017	$26.26629	$35.49523	98,102
01/01/2018 to 12/31/2018	$35.49523	$36.12627	54,922
01/01/2019 to 12/31/2019	$36.12627	$45.39837	45,808
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.93430	$14.25285	297,287
01/01/2011 to 12/31/2011	$14.25285	$13.89938	215,671
01/01/2012 to 12/31/2012	$13.89938	$15.44640	198,126
01/01/2013 to 12/31/2013	$15.44640	$20.37968	115,677
01/01/2014 to 12/31/2014	$20.37968	$20.28324	90,845
01/01/2015 to 12/31/2015	$20.28324	$18.67220	58,811
01/01/2016 to 12/31/2016	$18.67220	$19.42113	44,606
01/01/2017 to 12/31/2017	$19.42113	$22.18436	38,101
01/01/2018 to 12/31/2018	$22.18436	$19.62731	14,530
01/01/2019 to 12/31/2019	$19.62731	$24.23010	115,230
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$13.36116	$13.84614	570,160
01/01/2011 to 12/31/2011	$13.84614	$14.12932	482,840
01/01/2012 to 12/31/2012	$14.12932	$14.56985	400,966
01/01/2013 to 12/31/2013	$14.56985	$13.74246	286,204
01/01/2014 to 12/31/2014	$13.74246	$13.54261	184,636
01/01/2015 to 12/31/2015	$13.54261	$12.65888	118,849
01/01/2016 to 12/31/2016	$12.65888	$12.94686	89,930
01/01/2017 to 12/31/2017	$12.94686	$12.94766	83,065
01/01/2018 to 12/31/2018	$12.94766	$12.94095	42,022
01/01/2019 to 12/31/2019	$12.94095	$12.88561	36,899
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.52321	$17.59310	115,520
01/01/2011 to 12/31/2011	$17.59310	$16.64665	81,600
01/01/2012 to 12/31/2012	$16.64665	$19.31656	75,966
01/01/2013 to 12/31/2013	$19.31656	$25.06674	51,347
01/01/2014 to 12/31/2014	$25.06674	$28.24273	49,307
01/01/2015 to 12/31/2015	$28.24273	$25.84870	28,942
01/01/2016 to 12/31/2016	$25.84870	$28.87842	23,135
01/01/2017 to 12/31/2017	$28.87842	$33.54697	20,933
01/01/2018 to 12/31/2018	$33.54697	$27.43967	12,195
01/01/2019 to 12/31/2019	$27.43967	$32.03921	9,104
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.13685	$10.70877	651,819
01/01/2011 to 12/31/2011	$10.70877	$11.12710	602,850
01/01/2012 to 12/31/2012	$11.12710	$11.76049	540,991
01/01/2013 to 12/31/2013	$11.76049	$11.35319	435,041
01/01/2014 to 12/31/2014	$11.35319	$11.92691	406,212
01/01/2015 to 12/31/2015	$11.92691	$11.83294	293,232
01/01/2016 to 12/31/2016	$11.83294	$12.19403	207,172
01/01/2017 to 12/31/2017	$12.19403	$12.70463	191,014
01/01/2018 to 12/31/2018	$12.70463	$12.16733	224,306
01/01/2019 to 12/31/2019	$12.16733	$13.39080	197,467

A-87

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.67525	$14.09426	111,815
01/01/2011 to 12/31/2011	$14.09426	$12.04609	75,328
01/01/2012 to 12/31/2012	$12.04609	$13.41981	70,838
01/01/2013 to 12/31/2013	$13.41981	$15.77358	51,146
01/01/2014 to 12/31/2014	$15.77358	$14.63877	40,672
01/01/2015 to 12/31/2015	$14.63877	$14.67531	31,807
01/01/2016 to 12/31/2016	$14.67531	$14.85066	22,851
01/01/2017 to 12/31/2017	$14.85066	$18.17245	18,390
01/01/2018 to 12/31/2018	$18.17245	$14.80478	12,615
01/01/2019 to 12/31/2019	$14.80478	$16.75801	13,073
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.09012	$18.99971	20,242
01/01/2011 to 12/31/2011	$18.99971	$17.62288	29,311
01/01/2012 to 12/31/2012	$17.62288	$20.85446	26,757
01/01/2013 to 12/31/2013	$20.85446	$28.65686	31,903
01/01/2014 to 12/31/2014	$28.65686	$29.23166	16,822
01/01/2015 to 12/31/2015	$29.23166	$29.11139	5,063
01/01/2016 to 12/31/2016	$29.11139	$28.74951	3,104
01/01/2017 to 12/31/2017	$28.74951	$38.02455	2,662
01/01/2018 to 12/31/2018	$38.02455	$37.45311	1,681
01/01/2019 to 12/31/2019	$37.45311	$50.42961	1,382
*Denotes the start date of these sub-accounts

A-88

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps OR With HD GRO 60 bps and Combo 5%/HAV 80 bps OR GRO Plus 2008 60 bps
and Combo 5%/HAV 80 bps Cliff M&E (2.05%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.21797	$13.39941	5,268,356
01/01/2011 to 12/31/2011	$13.39941	$12.77617	4,442,063
01/01/2012 to 12/31/2012	$12.77617	$14.08649	4,578,694
01/01/2013 to 12/31/2013	$14.08649	$15.17391	4,010,416
01/01/2014 to 12/31/2014	$15.17391	$15.43037	3,564,839
01/01/2015 to 12/31/2015	$15.43037	$14.62756	2,722,140
01/01/2016 to 12/31/2016	$14.62756	$15.23624	2,402,817
01/01/2017 to 12/31/2017	$15.23624	$16.80300	2,138,577
01/01/2018 to 12/31/2018	$16.80300	$15.11777	1,229,536
01/01/2019 to 12/31/2019	$15.11777	$17.18531	1,187,626
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.04275	$13.24854	6,540,463
01/01/2011 to 12/31/2011	$13.24854	$12.81964	5,259,707
01/01/2012 to 12/31/2012	$12.81964	$14.12287	5,738,680
01/01/2013 to 12/31/2013	$14.12287	$16.27463	5,800,649
01/01/2014 to 12/31/2014	$16.27463	$16.98056	5,432,988
01/01/2015 to 12/31/2015	$16.98056	$16.71161	4,883,532
01/01/2016 to 12/31/2016	$16.71161	$17.40084	4,511,969
01/01/2017 to 12/31/2017	$17.40084	$19.58583	3,343,717
01/01/2018 to 12/31/2018	$19.58583	$18.23565	2,552,465
01/01/2019 to 12/31/2019	$18.23565	$21.33025	1,654,900
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$10.48455	$10.67009	445,435
01/01/2011 to 12/31/2011	$10.67009	$10.68655	516,157
01/01/2012 to 12/31/2012	$10.68655	$10.95850	572,206
01/01/2013 to 12/31/2013	$10.95850	$10.50054	549,963
01/01/2014 to 12/31/2014	$10.50054	$10.27549	348,779
01/01/2015 to 12/31/2015	$10.27549	$10.11337	283,825
01/01/2016 to 12/31/2016	$10.11337	$10.06902	258,309
01/01/2017 to 12/31/2017	$10.06902	$10.03147	216,737
01/01/2018 to 12/31/2018	$10.03147	$9.89801	151,102
01/01/2019 to 12/31/2019	$9.89801	$10.14319	132,112
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.05200	$11.66091	4,831,426
01/01/2011 to 12/31/2011	$11.66091	$11.78533	3,763,460
01/01/2012 to 12/31/2012	$11.78533	$12.61951	4,344,963
01/01/2013 to 12/31/2013	$12.61951	$12.13375	4,224,268
01/01/2014 to 12/31/2014	$12.13375	$12.38788	3,491,513
01/01/2015 to 12/31/2015	$12.38788	$11.87815	2,931,445
01/01/2016 to 12/31/2016	$11.87815	$12.12713	2,627,795
01/01/2017 to 12/31/2017	$12.12713	$12.39734	2,303,220
01/01/2018 to 12/31/2018	$12.39734	$12.06160	1,703,440
01/01/2019 to 12/31/2019	$12.06160	$12.90418	1,368,318

A-89

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$9.57703	$10.44644	0
01/01/2011 to 12/31/2011	$10.44644	$11.86706	0
01/01/2012 to 12/31/2012	$11.86706	$12.30452	0
01/01/2013 to 12/31/2013	$12.30452	$11.46998	0
01/01/2014 to 12/31/2014	$11.46998	$11.71391	0
01/01/2015 to 12/31/2015	$11.71391	$11.59674	0
01/01/2016 to 12/31/2016	$11.59674	$11.52380	0
01/01/2017 to 12/31/2017	$11.52380	$11.37409	980
01/01/2018 to 12/31/2018	$11.37409	$11.20236	9,655
01/01/2019 to 12/31/2019	$11.20236	$11.12590	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$9.25198	$10.13572	0
01/01/2011 to 12/31/2011	$10.13572	$11.78243	0
01/01/2012 to 12/31/2012	$11.78243	$12.26990	0
01/01/2013 to 12/31/2013	$12.26990	$11.23524	0
01/01/2014 to 12/31/2014	$11.23524	$11.68273	0
01/01/2015 to 12/31/2015	$11.68273	$11.61798	0
01/01/2016 to 12/31/2016	$11.61798	$11.60303	0
01/01/2017 to 12/31/2017	$11.60303	$11.46637	13,446
01/01/2018 to 12/31/2018	$11.46637	$11.26263	14,662
01/01/2019 to 12/31/2019	$11.26263	$11.41768	41,194
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99773	$10.98026	0
01/01/2011 to 12/31/2011	$10.98026	$12.93900	0
01/01/2012 to 12/31/2012	$12.93900	$13.53446	0
01/01/2013 to 12/31/2013	$13.53446	$12.32897	0
01/01/2014 to 12/31/2014	$12.32897	$13.00387	428
01/01/2015 to 12/31/2015	$13.00387	$12.96440	613
01/01/2016 to 12/31/2016	$12.96440	$12.95753	726
01/01/2017 to 12/31/2017	$12.95753	$12.89312	6,410
01/01/2018 to 12/31/2018	$12.89312	$12.63598	8,587
01/01/2019 to 12/31/2019	$12.63598	$13.00413	10,610
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99830	$11.99002	0
01/01/2012 to 12/31/2012	$11.99002	$12.43055	0
01/01/2013 to 12/31/2013	$12.43055	$10.98908	0
01/01/2014 to 12/31/2014	$10.98908	$11.87996	0
01/01/2015 to 12/31/2015	$11.87996	$11.88030	0
01/01/2016 to 12/31/2016	$11.88030	$11.84983	0
01/01/2017 to 12/31/2017	$11.84983	$11.78964	1,488
01/01/2018 to 12/31/2018	$11.78964	$11.52964	1,560
01/01/2019 to 12/31/2019	$11.52964	$11.95858	3,588
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99774	$10.37249	0
01/01/2013 to 12/31/2013	$10.37249	$9.12368	0
01/01/2014 to 12/31/2014	$9.12368	$10.06432	0
01/01/2015 to 12/31/2015	$10.06432	$10.12484	0
01/01/2016 to 12/31/2016	$10.12484	$10.10721	0
01/01/2017 to 12/31/2017	$10.10721	$10.06837	3,398
01/01/2018 to 12/31/2018	$10.06837	$9.83485	0
01/01/2019 to 12/31/2019	$9.83485	$10.26023	125,544

A-90

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99887	$8.72726	0
01/01/2014 to 12/31/2014	$8.72726	$9.79563	0
01/01/2015 to 12/31/2015	$9.79563	$9.86740	0
01/01/2016 to 12/31/2016	$9.86740	$9.84975	0
01/01/2017 to 12/31/2017	$9.84975	$9.81076	0
01/01/2018 to 12/31/2018	$9.81076	$9.54676	0
01/01/2019 to 12/31/2019	$9.54676	$10.09501	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99887	$11.27417	0
01/01/2015 to 12/31/2015	$11.27417	$11.26376	0
01/01/2016 to 12/31/2016	$11.26376	$11.30605	0
01/01/2017 to 12/31/2017	$11.30605	$11.27745	0
01/01/2018 to 12/31/2018	$11.27745	$10.96390	3,332
01/01/2019 to 12/31/2019	$10.96390	$11.67532	6,362
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99887	$9.91252	0
01/01/2016 to 12/31/2016	$9.91252	$9.91141	0
01/01/2017 to 12/31/2017	$9.91141	$9.94374	53,713
01/01/2018 to 12/31/2018	$9.94374	$9.63760	42,254
01/01/2019 to 12/31/2019	$9.63760	$10.38686	139,625
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99774	$9.85432	0
01/01/2017 to 12/31/2017	$9.85432	$9.91195	2,418
01/01/2018 to 12/31/2018	$9.91195	$9.58554	153,759
01/01/2019 to 12/31/2019	$9.58554	$10.39246	82,738
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99773	$10.01119	0
01/01/2018 to 12/31/2018	$10.01119	$9.60332	1,928
01/01/2019 to 12/31/2019	$9.60332	$10.49663	3,114
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99773	$9.63714	0
01/01/2019 to 12/31/2019	$9.63714	$10.60044	412
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99887	$11.20549	0
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$12.31159	$13.67227	4,979,410
01/01/2011 to 12/31/2011	$13.67227	$13.06742	3,397,925
01/01/2012 to 12/31/2012	$13.06742	$14.55551	4,089,027
01/01/2013 to 12/31/2013	$14.55551	$17.49083	4,672,956
01/01/2014 to 12/31/2014	$17.49083	$18.33063	4,467,350
01/01/2015 to 12/31/2015	$18.33063	$18.05057	4,176,279
01/01/2016 to 12/31/2016	$18.05057	$18.89015	3,843,017
01/01/2017 to 12/31/2017	$18.89015	$21.81428	3,509,767
01/01/2018 to 12/31/2018	$21.81428	$20.03620	2,693,183
01/01/2019 to 12/31/2019	$20.03620	$23.99164	2,124,591

A-91

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$14.51318	$18.29462	140,193
01/01/2011 to 12/31/2011	$18.29462	$19.10114	108,337
01/01/2012 to 12/31/2012	$19.10114	$21.58056	141,232
01/01/2013 to 12/31/2013	$21.58056	$21.80036	139,424
01/01/2014 to 12/31/2014	$21.80036	$27.95488	132,976
01/01/2015 to 12/31/2015	$27.95488	$28.70830	114,264
01/01/2016 to 12/31/2016	$28.70830	$29.47539	107,255
01/01/2017 to 12/31/2017	$29.47539	$30.67600	99,277
01/01/2018 to 12/31/2018	$30.67600	$28.61516	71,899
01/01/2019 to 12/31/2019	$28.61516	$36.77835	55,346
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$9.86832	$9.66833	1,224,819
01/01/2011 to 12/31/2011	$9.66833	$9.47260	1,340,106
01/01/2012 to 12/31/2012	$9.47260	$9.27842	1,146,782
01/01/2013 to 12/31/2013	$9.27842	$9.08818	638,166
01/01/2014 to 12/31/2014	$9.08818	$8.90184	761,313
01/01/2015 to 12/31/2015	$8.90184	$8.71933	724,095
01/01/2016 to 12/31/2016	$8.71933	$8.54108	603,989
01/01/2017 to 12/31/2017	$8.54108	$8.39514	430,693
01/01/2018 to 12/31/2018	$8.39514	$8.32900	348,019
01/01/2019 to 12/31/2019	$8.32900	$8.29626	188,783
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.73478	$14.11529	62,582
01/01/2011 to 12/31/2011	$14.11529	$13.24781	48,285
01/01/2012 to 12/31/2012	$13.24781	$15.16693	61,639
01/01/2013 to 12/31/2013	$15.16693	$20.77804	148,729
01/01/2014 to 12/31/2014	$20.77804	$23.14984	169,100
01/01/2015 to 12/31/2015	$23.14984	$20.89831	141,740
01/01/2016 to 12/31/2016	$20.89831	$24.54175	147,712
01/01/2017 to 12/31/2017	$24.54175	$28.65392	129,543
01/01/2018 to 12/31/2018	$28.65392	$24.09160	117,058
01/01/2019 to 12/31/2019	$24.09160	$30.56468	84,049
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$13.27294	$14.88574	190,802
01/01/2011 to 12/31/2011	$14.88574	$12.69655	126,232
01/01/2012 to 12/31/2012	$12.69655	$14.96878	138,669
01/01/2013 to 12/31/2013	$14.96878	$17.45611	193,582
01/01/2014 to 12/31/2014	$17.45611	$16.15352	203,169
01/01/2015 to 12/31/2015	$16.15352	$16.32043	191,121
01/01/2016 to 12/31/2016	$16.32043	$15.38262	166,615
01/01/2017 to 12/31/2017	$15.38262	$20.40633	151,810
01/01/2018 to 12/31/2018	$20.40633	$17.32136	134,705
01/01/2019 to 12/31/2019	$17.32136	$22.41448	109,374
AST International Value Portfolio
01/01/2010 to 12/31/2010	$13.10445	$14.25859	144,510
01/01/2011 to 12/31/2011	$14.25859	$12.21383	113,957
01/01/2012 to 12/31/2012	$12.21383	$13.95822	132,810
01/01/2013 to 12/31/2013	$13.95822	$16.33361	141,111
01/01/2014 to 12/31/2014	$16.33361	$14.92620	149,904
01/01/2015 to 12/31/2015	$14.92620	$14.73969	135,310
01/01/2016 to 12/31/2016	$14.73969	$14.52202	116,024
01/01/2017 to 12/31/2017	$14.52202	$17.47031	103,424
01/01/2018 to 12/31/2018	$17.47031	$14.34915	63,795
01/01/2019 to 12/31/2019	$14.34915	$16.86923	47,363

A-92

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$10.84732	$11.77363	41,606
01/01/2011 to 12/31/2011	$11.77363	$12.96784	14,508,528
01/01/2012 to 12/31/2012	$12.96784	$13.89578	5,830,488
01/01/2013 to 12/31/2013	$13.89578	$13.17779	1,541,523
01/01/2014 to 12/31/2014	$13.17779	$13.77631	1,479,647
01/01/2015 to 12/31/2015	$13.77631	$13.65217	5,435,546
01/01/2016 to 12/31/2016	$13.65217	$13.93515	6,359,054
01/01/2017 to 12/31/2017	$13.93515	$14.23895	2,571,928
01/01/2018 to 12/31/2018	$14.23895	$13.90830	9,305,130
01/01/2019 to 12/31/2019	$13.90830	$15.15318	1,973,712
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.59068	$14.26670	327,702
01/01/2011 to 12/31/2011	$14.26670	$12.69588	244,121
01/01/2012 to 12/31/2012	$12.69588	$15.15982	272,580
01/01/2013 to 12/31/2013	$15.15982	$17.13007	294,019
01/01/2014 to 12/31/2014	$17.13007	$15.71085	283,912
01/01/2015 to 12/31/2015	$15.71085	$14.95868	235,450
01/01/2016 to 12/31/2016	$14.95868	$14.93584	216,654
01/01/2017 to 12/31/2017	$14.93584	$18.96584	176,569
01/01/2018 to 12/31/2018	$18.96584	$15.32995	132,833
01/01/2019 to 12/31/2019	$15.32995	$19.10352	102,126
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$12.71673	$14.91645	248,348
01/01/2011 to 12/31/2011	$14.91645	$14.47760	196,229
01/01/2012 to 12/31/2012	$14.47760	$15.91975	216,704
01/01/2013 to 12/31/2013	$15.91975	$21.30260	203,484
01/01/2014 to 12/31/2014	$21.30260	$23.07553	389,852
01/01/2015 to 12/31/2015	$23.07553	$24.87902	269,816
01/01/2016 to 12/31/2016	$24.87902	$25.72913	250,102
01/01/2017 to 12/31/2017	$25.72913	$33.51770	204,759
01/01/2018 to 12/31/2018	$33.51770	$31.94445	146,821
01/01/2019 to 12/31/2019	$31.94445	$41.18670	97,095
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$12.15339	$13.42624	164,734
01/01/2011 to 12/31/2011	$13.42624	$13.07331	109,155
01/01/2012 to 12/31/2012	$13.07331	$14.99256	145,038
01/01/2013 to 12/31/2013	$14.99256	$20.07585	191,611
01/01/2014 to 12/31/2014	$20.07585	$21.37708	194,763
01/01/2015 to 12/31/2015	$21.37708	$22.45244	162,231
01/01/2016 to 12/31/2016	$22.45244	$22.41357	148,923
01/01/2017 to 12/31/2017	$22.41357	$28.69745	154,931
01/01/2018 to 12/31/2018	$28.69745	$28.71019	96,111
01/01/2019 to 12/31/2019	$28.71019	$38.74606	62,187
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.48651	$15.82914	479,051
01/01/2011 to 12/31/2011	$15.82914	$15.04348	315,046
01/01/2012 to 12/31/2012	$15.04348	$17.62478	365,162
01/01/2013 to 12/31/2013	$17.62478	$22.82105	408,372
01/01/2014 to 12/31/2014	$22.82105	$24.92999	368,878
01/01/2015 to 12/31/2015	$24.92999	$23.03051	467,454
01/01/2016 to 12/31/2016	$23.03051	$22.93047	419,853
01/01/2017 to 12/31/2017	$22.93047	$28.54686	356,686
01/01/2018 to 12/31/2018	$28.54686	$26.74246	284,106
01/01/2019 to 12/31/2019	$26.74246	$34.09333	198,224

A-93

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.71879	$16.58691	159,478
01/01/2011 to 12/31/2011	$16.58691	$15.84375	101,521
01/01/2012 to 12/31/2012	$15.84375	$18.17654	116,165
01/01/2013 to 12/31/2013	$18.17654	$25.28318	181,175
01/01/2014 to 12/31/2014	$25.28318	$28.29395	197,534
01/01/2015 to 12/31/2015	$28.29395	$26.15164	148,315
01/01/2016 to 12/31/2016	$26.15164	$30.28659	155,255
01/01/2017 to 12/31/2017	$30.28659	$33.75808	138,886
01/01/2018 to 12/31/2018	$33.75808	$27.62557	99,642
01/01/2019 to 12/31/2019	$27.62557	$32.74574	90,524
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$11.60854	$12.57271	5,926,854
01/01/2011 to 12/31/2011	$12.57271	$12.43805	5,416,351
01/01/2012 to 12/31/2012	$12.43805	$13.44660	5,373,438
01/01/2013 to 12/31/2013	$13.44660	$14.38438	4,701,893
01/01/2014 to 12/31/2014	$14.38438	$14.90324	4,178,751
01/01/2015 to 12/31/2015	$14.90324	$14.61868	3,761,794
01/01/2016 to 12/31/2016	$14.61868	$15.11091	3,348,146
01/01/2017 to 12/31/2017	$15.11091	$16.30147	2,530,726
01/01/2018 to 12/31/2018	$16.30147	$15.51200	1,886,014
01/01/2019 to 12/31/2019	$15.51200	$17.43365	1,431,839
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$12.98525	$16.85880	159,307
01/01/2011 to 12/31/2011	$16.85880	$14.34838	162,590
01/01/2012 to 12/31/2012	$14.34838	$16.87494	185,037
01/01/2013 to 12/31/2013	$16.87494	$23.27490	203,932
01/01/2014 to 12/31/2014	$23.27490	$23.92419	191,068
01/01/2015 to 12/31/2015	$23.92419	$23.74660	149,491
01/01/2016 to 12/31/2016	$23.74660	$25.05177	134,123
01/01/2017 to 12/31/2017	$25.05177	$31.33471	111,980
01/01/2018 to 12/31/2018	$31.33471	$27.36088	82,866
01/01/2019 to 12/31/2019	$27.36088	$36.57737	72,517
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.13600	$17.55264	200,848
01/01/2011 to 12/31/2011	$17.55264	$17.02502	93,921
01/01/2012 to 12/31/2012	$17.02502	$18.70592	129,175
01/01/2013 to 12/31/2013	$18.70592	$24.76740	185,650
01/01/2014 to 12/31/2014	$24.76740	$25.18616	166,221
01/01/2015 to 12/31/2015	$25.18616	$24.86366	176,058
01/01/2016 to 12/31/2016	$24.86366	$27.29637	155,901
01/01/2017 to 12/31/2017	$27.29637	$33.13315	147,769
01/01/2018 to 12/31/2018	$33.13315	$29.72288	129,662
01/01/2019 to 12/31/2019	$29.72288	$37.88269	110,488
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.94330	$15.97368	123,286
01/01/2011 to 12/31/2011	$15.97368	$14.71151	78,005
01/01/2012 to 12/31/2012	$14.71151	$17.02633	91,160
01/01/2013 to 12/31/2013	$17.02633	$22.91507	111,866
01/01/2014 to 12/31/2014	$22.91507	$23.62777	98,112
01/01/2015 to 12/31/2015	$23.62777	$22.14584	74,125
01/01/2016 to 12/31/2016	$22.14584	$28.02809	77,713
01/01/2017 to 12/31/2017	$28.02809	$29.47221	68,474
01/01/2018 to 12/31/2018	$29.47221	$23.93584	54,929
01/01/2019 to 12/31/2019	$23.93584	$28.59832	36,283

A-94

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.16209	$14.93067	560,108
01/01/2011 to 12/31/2011	$14.93067	$14.37713	391,513
01/01/2012 to 12/31/2012	$14.37713	$16.55807	455,410
01/01/2013 to 12/31/2013	$16.55807	$23.35931	510,993
01/01/2014 to 12/31/2014	$23.35931	$24.78993	470,906
01/01/2015 to 12/31/2015	$24.78993	$26.60884	478,467
01/01/2016 to 12/31/2016	$26.60884	$26.76793	415,040
01/01/2017 to 12/31/2017	$26.76793	$36.15483	386,591
01/01/2018 to 12/31/2018	$36.15483	$36.77874	310,392
01/01/2019 to 12/31/2019	$36.77874	$46.19474	237,160
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.75843	$14.05186	170,995
01/01/2011 to 12/31/2011	$14.05186	$13.69648	142,576
01/01/2012 to 12/31/2012	$13.69648	$15.21321	165,128
01/01/2013 to 12/31/2013	$15.21321	$20.06169	170,934
01/01/2014 to 12/31/2014	$20.06169	$19.95663	153,025
01/01/2015 to 12/31/2015	$19.95663	$18.36204	126,732
01/01/2016 to 12/31/2016	$18.36204	$19.08870	124,317
01/01/2017 to 12/31/2017	$19.08870	$21.79354	98,264
01/01/2018 to 12/31/2018	$21.79354	$19.27156	64,778
01/01/2019 to 12/31/2019	$19.27156	$23.77874	242,627
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$11.10632	$11.50354	329,128
01/01/2011 to 12/31/2011	$11.50354	$11.73269	303,906
01/01/2012 to 12/31/2012	$11.73269	$12.09232	346,069
01/01/2013 to 12/31/2013	$12.09232	$11.39986	329,380
01/01/2014 to 12/31/2014	$11.39986	$11.22829	289,960
01/01/2015 to 12/31/2015	$11.22829	$10.49009	238,845
01/01/2016 to 12/31/2016	$10.49009	$10.72329	228,429
01/01/2017 to 12/31/2017	$10.72329	$10.71837	243,764
01/01/2018 to 12/31/2018	$10.71837	$10.70722	142,427
01/01/2019 to 12/31/2019	$10.70722	$10.65596	107,436
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$13.23275	$16.02170	128,363
01/01/2011 to 12/31/2011	$16.02170	$15.15211	87,454
01/01/2012 to 12/31/2012	$15.15211	$17.57344	108,339
01/01/2013 to 12/31/2013	$17.57344	$22.79308	111,886
01/01/2014 to 12/31/2014	$22.79308	$25.66784	101,131
01/01/2015 to 12/31/2015	$25.66784	$23.48015	75,942
01/01/2016 to 12/31/2016	$23.48015	$26.21882	70,845
01/01/2017 to 12/31/2017	$26.21882	$30.44197	54,091
01/01/2018 to 12/31/2018	$30.44197	$24.88719	37,454
01/01/2019 to 12/31/2019	$24.88719	$29.04403	26,727
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.75865	$11.35993	892,152
01/01/2011 to 12/31/2011	$11.35993	$11.79775	821,274
01/01/2012 to 12/31/2012	$11.79775	$12.46294	1,119,758
01/01/2013 to 12/31/2013	$12.46294	$12.02516	1,074,695
01/01/2014 to 12/31/2014	$12.02516	$12.62643	1,167,932
01/01/2015 to 12/31/2015	$12.62643	$12.52048	1,042,845
01/01/2016 to 12/31/2016	$12.52048	$12.89594	934,096
01/01/2017 to 12/31/2017	$12.89594	$13.42909	943,768
01/01/2018 to 12/31/2018	$13.42909	$12.85448	1,010,223
01/01/2019 to 12/31/2019	$12.85448	$14.13978	784,306

A-95

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.09022	$14.59178	20,042
01/01/2011 to 12/31/2011	$14.59178	$12.46491	18,690
01/01/2012 to 12/31/2012	$12.46491	$13.87931	16,680
01/01/2013 to 12/31/2013	$13.87931	$16.30544	17,582
01/01/2014 to 12/31/2014	$16.30544	$15.12454	14,804
01/01/2015 to 12/31/2015	$15.12454	$15.15454	13,787
01/01/2016 to 12/31/2016	$15.15454	$15.32788	12,035
01/01/2017 to 12/31/2017	$15.32788	$18.74693	11,334
01/01/2018 to 12/31/2018	$18.74693	$15.26487	5,065
01/01/2019 to 12/31/2019	$15.26487	$17.26977	3,701
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.97217	$15.07033	7,752
01/01/2011 to 12/31/2011	$15.07033	$13.97103	7,751
01/01/2012 to 12/31/2012	$13.97103	$16.52452	7,348
01/01/2013 to 12/31/2013	$16.52452	$22.69539	7,439
01/01/2014 to 12/31/2014	$22.69539	$23.13886	4,965
01/01/2015 to 12/31/2015	$23.13886	$23.03192	4,712
01/01/2016 to 12/31/2016	$23.03192	$22.73398	4,676
01/01/2017 to 12/31/2017	$22.73398	$30.05301	258
01/01/2018 to 12/31/2018	$30.05301	$29.58610	245
01/01/2019 to 12/31/2019	$29.58610	$39.81667	400
*Denotes the start date of these sub-accounts

A-96

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of HAV or EBP & LT5 or GMWB, HAV & EBP or with any one combo 5% or HDV and GMWB or
Combo 5%/HAV and HD GRO/GRO Plus 2008 or HAV, EBP and HD GRO OR HD GRO 60 bps and HAV OR GRO Plus 2008 60 bps and
HAV (2.10%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.51767	$10.43263	1,717,994
01/01/2011 to 12/31/2011	$10.43263	$9.94229	1,611,057
01/01/2012 to 12/31/2012	$9.94229	$10.95633	1,395,787
01/01/2013 to 12/31/2013	$10.95633	$11.79612	1,055,516
01/01/2014 to 12/31/2014	$11.79612	$11.98936	521,985
01/01/2015 to 12/31/2015	$11.98936	$11.35968	128,810
01/01/2016 to 12/31/2016	$11.35968	$11.82625	40,939
01/01/2017 to 12/31/2017	$11.82625	$13.03572	42,722
01/01/2018 to 12/31/2018	$13.03572	$11.72228	30,804
01/01/2019 to 12/31/2019	$11.72228	$13.31862	24,724
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.76082	$10.73258	921,029
01/01/2011 to 12/31/2011	$10.73258	$10.37986	832,449
01/01/2012 to 12/31/2012	$10.37986	$11.42926	796,907
01/01/2013 to 12/31/2013	$11.42926	$13.16396	466,584
01/01/2014 to 12/31/2014	$13.16396	$13.72806	394,862
01/01/2015 to 12/31/2015	$13.72806	$13.50375	212,897
01/01/2016 to 12/31/2016	$13.50375	$14.05336	128,706
01/01/2017 to 12/31/2017	$14.05336	$15.80998	144,148
01/01/2018 to 12/31/2018	$15.80998	$14.71248	92,979
01/01/2019 to 12/31/2019	$14.71248	$17.20028	125,218
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.30426	$11.49843	201,244
01/01/2011 to 12/31/2011	$11.49843	$11.51039	162,891
01/01/2012 to 12/31/2012	$11.51039	$11.79749	118,513
01/01/2013 to 12/31/2013	$11.79749	$11.29867	30,014
01/01/2014 to 12/31/2014	$11.29867	$11.05065	17,752
01/01/2015 to 12/31/2015	$11.05065	$10.87087	5,158
01/01/2016 to 12/31/2016	$10.87087	$10.81748	3,987
01/01/2017 to 12/31/2017	$10.81748	$10.77140	3,535
01/01/2018 to 12/31/2018	$10.77140	$10.62248	1,269
01/01/2019 to 12/31/2019	$10.62248	$10.88002	1,503
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$12.22900	$12.89622	263,993
01/01/2011 to 12/31/2011	$12.89622	$13.02722	304,428
01/01/2012 to 12/31/2012	$13.02722	$13.94202	286,552
01/01/2013 to 12/31/2013	$13.94202	$13.39845	162,102
01/01/2014 to 12/31/2014	$13.39845	$13.67205	105,706
01/01/2015 to 12/31/2015	$13.67205	$13.10267	35,941
01/01/2016 to 12/31/2016	$13.10267	$13.37045	28,927
01/01/2017 to 12/31/2017	$13.37045	$13.66127	20,500
01/01/2018 to 12/31/2018	$13.66127	$13.28459	16,863
01/01/2019 to 12/31/2019	$13.28459	$14.20538	16,165

A-97

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.90593	$11.88998	235,797
01/01/2011 to 12/31/2011	$11.88998	$13.50004	117,856
01/01/2012 to 12/31/2012	$13.50004	$13.99045	286,663
01/01/2013 to 12/31/2013	$13.99045	$13.03493	274,966
01/01/2014 to 12/31/2014	$13.03493	$13.30536	219,928
01/01/2015 to 12/31/2015	$13.30536	$13.16542	228,504
01/01/2016 to 12/31/2016	$13.16542	$13.07596	151,074
01/01/2017 to 12/31/2017	$13.07596	$12.89939	117,155
01/01/2018 to 12/31/2018	$12.89939	$12.69833	170,523
01/01/2019 to 12/31/2019	$12.69833	$12.60563	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.76199	$9.59402	1,468,470
01/01/2011 to 12/31/2011	$9.59402	$11.14707	297,401
01/01/2012 to 12/31/2012	$11.14707	$11.60224	37,243
01/01/2013 to 12/31/2013	$11.60224	$10.61840	530,463
01/01/2014 to 12/31/2014	$10.61840	$11.03571	359,161
01/01/2015 to 12/31/2015	$11.03571	$10.96898	356,759
01/01/2016 to 12/31/2016	$10.96898	$10.94922	243,374
01/01/2017 to 12/31/2017	$10.94922	$10.81467	137,689
01/01/2018 to 12/31/2018	$10.81467	$10.61699	154,449
01/01/2019 to 12/31/2019	$10.61699	$10.75745	236,806
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99767	$10.97475	1,158,302
01/01/2011 to 12/31/2011	$10.97475	$12.92598	841,527
01/01/2012 to 12/31/2012	$12.92598	$13.51389	152,818
01/01/2013 to 12/31/2013	$13.51389	$12.30394	0
01/01/2014 to 12/31/2014	$12.30394	$12.97076	53,591
01/01/2015 to 12/31/2015	$12.97076	$12.92479	48,210
01/01/2016 to 12/31/2016	$12.92479	$12.91135	42,621
01/01/2017 to 12/31/2017	$12.91135	$12.84069	24,681
01/01/2018 to 12/31/2018	$12.84069	$12.57801	20,341
01/01/2019 to 12/31/2019	$12.57801	$12.93796	5,824
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99826	$11.98399	1,012,143
01/01/2012 to 12/31/2012	$11.98399	$12.41794	1,414,862
01/01/2013 to 12/31/2013	$12.41794	$10.97239	189,912
01/01/2014 to 12/31/2014	$10.97239	$11.85587	150,137
01/01/2015 to 12/31/2015	$11.85587	$11.85024	151,605
01/01/2016 to 12/31/2016	$11.85024	$11.81385	118,033
01/01/2017 to 12/31/2017	$11.81385	$11.74786	105,727
01/01/2018 to 12/31/2018	$11.74786	$11.48295	147,862
01/01/2019 to 12/31/2019	$11.48295	$11.90413	96,519
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99768	$10.36719	450,455
01/01/2013 to 12/31/2013	$10.36719	$9.11431	2,327,486
01/01/2014 to 12/31/2014	$9.11431	$10.04904	856,957
01/01/2015 to 12/31/2015	$10.04904	$10.10442	161,400
01/01/2016 to 12/31/2016	$10.10442	$10.08172	168,476
01/01/2017 to 12/31/2017	$10.08172	$10.03791	126,830
01/01/2018 to 12/31/2018	$10.03791	$9.80011	88,980
01/01/2019 to 12/31/2019	$9.80011	$10.21884	87,873

A-98

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99884	$8.72277	1,122,019
01/01/2014 to 12/31/2014	$8.72277	$9.78573	888,471
01/01/2015 to 12/31/2015	$9.78573	$9.85233	151,250
01/01/2016 to 12/31/2016	$9.85233	$9.82972	145,245
01/01/2017 to 12/31/2017	$9.82972	$9.78582	230,275
01/01/2018 to 12/31/2018	$9.78582	$9.51745	215,577
01/01/2019 to 12/31/2019	$9.51745	$10.05888	81,991
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99884	$11.26837	263,827
01/01/2015 to 12/31/2015	$11.26837	$11.25223	1,245,145
01/01/2016 to 12/31/2016	$11.25223	$11.28876	0
01/01/2017 to 12/31/2017	$11.28876	$11.25450	0
01/01/2018 to 12/31/2018	$11.25450	$10.93593	27,410
01/01/2019 to 12/31/2019	$10.93593	$11.63963	7,837
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99884	$9.90750	493,037
01/01/2016 to 12/31/2016	$9.90750	$9.90135	1,109,285
01/01/2017 to 12/31/2017	$9.90135	$9.92864	819,718
01/01/2018 to 12/31/2018	$9.92864	$9.61792	771,255
01/01/2019 to 12/31/2019	$9.61792	$10.36027	393,572
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99768	$9.84937	1,065,059
01/01/2017 to 12/31/2017	$9.84937	$9.90191	610,328
01/01/2018 to 12/31/2018	$9.90191	$9.57080	605,604
01/01/2019 to 12/31/2019	$9.57080	$10.37115	221,187
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99767	$10.00585	0
01/01/2018 to 12/31/2018	$10.00585	$9.59334	110,801
01/01/2019 to 12/31/2019	$9.59334	$10.48038	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99767	$9.63218	0
01/01/2019 to 12/31/2019	$9.63218	$10.58953	68,218
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99884	$11.19981	42,998
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.34576	$10.37330	3,342,022
01/01/2011 to 12/31/2011	$10.37330	$9.90937	2,940,742
01/01/2012 to 12/31/2012	$9.90937	$11.03229	2,495,771
01/01/2013 to 12/31/2013	$11.03229	$13.25031	1,837,443
01/01/2014 to 12/31/2014	$13.25031	$13.87944	904,879
01/01/2015 to 12/31/2015	$13.87944	$13.66048	352,795
01/01/2016 to 12/31/2016	$13.66048	$14.28862	93,409
01/01/2017 to 12/31/2017	$14.28862	$16.49210	124,579
01/01/2018 to 12/31/2018	$16.49210	$15.14005	67,068
01/01/2019 to 12/31/2019	$15.14005	$18.11968	114,850

A-99

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$13.69951	$17.26013	18,979
01/01/2011 to 12/31/2011	$17.26013	$18.01188	9,521
01/01/2012 to 12/31/2012	$18.01188	$20.33946	14,467
01/01/2013 to 12/31/2013	$20.33946	$20.53619	7,957
01/01/2014 to 12/31/2014	$20.53619	$26.32031	5,676
01/01/2015 to 12/31/2015	$26.32031	$27.01583	2,395
01/01/2016 to 12/31/2016	$27.01583	$27.72350	912
01/01/2017 to 12/31/2017	$27.72350	$28.83808	1,106
01/01/2018 to 12/31/2018	$28.83808	$26.88684	2,692
01/01/2019 to 12/31/2019	$26.88684	$34.53926	1,169
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.24698	$10.03430	305,923
01/01/2011 to 12/31/2011	$10.03430	$9.82602	258,571
01/01/2012 to 12/31/2012	$9.82602	$9.62025	264,530
01/01/2013 to 12/31/2013	$9.62025	$9.41815	93,440
01/01/2014 to 12/31/2014	$9.41815	$9.22030	27,348
01/01/2015 to 12/31/2015	$9.22030	$9.02660	17,727
01/01/2016 to 12/31/2016	$9.02660	$8.83759	37,893
01/01/2017 to 12/31/2017	$8.83759	$8.68195	13,763
01/01/2018 to 12/31/2018	$8.68195	$8.60912	4,319
01/01/2019 to 12/31/2019	$8.60912	$8.57087	5,370
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.07674	$10.05559	88,789
01/01/2011 to 12/31/2011	$10.05559	$9.43285	69,174
01/01/2012 to 12/31/2012	$9.43285	$10.79391	69,790
01/01/2013 to 12/31/2013	$10.79391	$14.77957	54,593
01/01/2014 to 12/31/2014	$14.77957	$16.45822	48,676
01/01/2015 to 12/31/2015	$16.45822	$14.84986	16,263
01/01/2016 to 12/31/2016	$14.84986	$17.42997	3,193
01/01/2017 to 12/31/2017	$17.42997	$20.34021	5,783
01/01/2018 to 12/31/2018	$20.34021	$17.09279	2,438
01/01/2019 to 12/31/2019	$17.09279	$21.67432	544
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$12.19400	$13.66884	131,631
01/01/2011 to 12/31/2011	$13.66884	$11.65259	121,092
01/01/2012 to 12/31/2012	$11.65259	$13.73096	85,192
01/01/2013 to 12/31/2013	$13.73096	$16.00436	22,942
01/01/2014 to 12/31/2014	$16.00436	$14.80257	18,459
01/01/2015 to 12/31/2015	$14.80257	$14.94800	7,411
01/01/2016 to 12/31/2016	$14.94800	$14.08180	4,224
01/01/2017 to 12/31/2017	$14.08180	$18.67111	5,396
01/01/2018 to 12/31/2018	$18.67111	$15.84030	3,358
01/01/2019 to 12/31/2019	$15.84030	$20.48753	2,679
AST International Value Portfolio
01/01/2010 to 12/31/2010	$14.32585	$15.57954	28,297
01/01/2011 to 12/31/2011	$15.57954	$13.33857	25,285
01/01/2012 to 12/31/2012	$13.33857	$15.23569	26,108
01/01/2013 to 12/31/2013	$15.23569	$17.81945	18,585
01/01/2014 to 12/31/2014	$17.81945	$16.27568	15,748
01/01/2015 to 12/31/2015	$16.27568	$16.06404	5,988
01/01/2016 to 12/31/2016	$16.06404	$15.81875	2,675
01/01/2017 to 12/31/2017	$15.81875	$19.02070	4,358
01/01/2018 to 12/31/2018	$19.02070	$15.61457	2,295
01/01/2019 to 12/31/2019	$15.61457	$18.34750	1,663

A-100

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.89217	$12.90106	0
01/01/2011 to 12/31/2011	$12.90106	$14.20246	0
01/01/2012 to 12/31/2012	$14.20246	$15.21099	0
01/01/2013 to 12/31/2013	$15.21099	$14.41767	0
01/01/2014 to 12/31/2014	$14.41767	$15.06477	0
01/01/2015 to 12/31/2015	$15.06477	$14.92140	0
01/01/2016 to 12/31/2016	$14.92140	$15.22288	0
01/01/2017 to 12/31/2017	$15.22288	$15.54679	0
01/01/2018 to 12/31/2018	$15.54679	$15.17793	0
01/01/2019 to 12/31/2019	$15.17793	$16.52792	0
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$13.23382	$13.88493	9,084
01/01/2011 to 12/31/2011	$13.88493	$12.34986	13,713
01/01/2012 to 12/31/2012	$12.34986	$14.73904	11,642
01/01/2013 to 12/31/2013	$14.73904	$16.64608	1,744
01/01/2014 to 12/31/2014	$16.64608	$15.25918	1,840
01/01/2015 to 12/31/2015	$15.25918	$14.52123	2,736
01/01/2016 to 12/31/2016	$14.52123	$14.49156	2,796
01/01/2017 to 12/31/2017	$14.49156	$18.39238	3,203
01/01/2018 to 12/31/2018	$18.39238	$14.85876	2,591
01/01/2019 to 12/31/2019	$14.85876	$18.50682	2,833
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$10.10051	$11.84164	281,480
01/01/2011 to 12/31/2011	$11.84164	$11.48743	241,628
01/01/2012 to 12/31/2012	$11.48743	$12.62531	179,431
01/01/2013 to 12/31/2013	$12.62531	$16.88551	49,199
01/01/2014 to 12/31/2014	$16.88551	$18.28157	44,361
01/01/2015 to 12/31/2015	$18.28157	$19.70036	15,449
01/01/2016 to 12/31/2016	$19.70036	$20.36303	5,217
01/01/2017 to 12/31/2017	$20.36303	$26.51364	8,263
01/01/2018 to 12/31/2018	$26.51364	$25.25622	3,605
01/01/2019 to 12/31/2019	$25.25622	$32.54685	1,245
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$10.56831	$11.66922	18,671
01/01/2011 to 12/31/2011	$11.66922	$11.35661	18,058
01/01/2012 to 12/31/2012	$11.35661	$13.01721	16,921
01/01/2013 to 12/31/2013	$13.01721	$17.42180	8,629
01/01/2014 to 12/31/2014	$17.42180	$18.54157	10,658
01/01/2015 to 12/31/2015	$18.54157	$19.46440	5,603
01/01/2016 to 12/31/2016	$19.46440	$19.42081	1,432
01/01/2017 to 12/31/2017	$19.42081	$24.85308	2,615
01/01/2018 to 12/31/2018	$24.85308	$24.85132	1,066
01/01/2019 to 12/31/2019	$24.85132	$33.52101	1,398
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$13.30480	$15.60783	49,066
01/01/2011 to 12/31/2011	$15.60783	$14.82555	45,390
01/01/2012 to 12/31/2012	$14.82555	$17.36051	36,456
01/01/2013 to 12/31/2013	$17.36051	$22.46732	17,625
01/01/2014 to 12/31/2014	$22.46732	$24.53098	15,650
01/01/2015 to 12/31/2015	$24.53098	$22.65038	12,354
01/01/2016 to 12/31/2016	$22.65038	$22.54049	6,768
01/01/2017 to 12/31/2017	$22.54049	$28.04707	7,520
01/01/2018 to 12/31/2018	$28.04707	$26.26077	3,175
01/01/2019 to 12/31/2019	$26.26077	$33.46201	4,984

A-101

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$12.19313	$14.73484	59,399
01/01/2011 to 12/31/2011	$14.73484	$14.06748	39,680
01/01/2012 to 12/31/2012	$14.06748	$16.13040	37,807
01/01/2013 to 12/31/2013	$16.13040	$22.42557	10,047
01/01/2014 to 12/31/2014	$22.42557	$25.08324	6,373
01/01/2015 to 12/31/2015	$25.08324	$23.17219	3,523
01/01/2016 to 12/31/2016	$23.17219	$26.82249	2,676
01/01/2017 to 12/31/2017	$26.82249	$29.88189	3,391
01/01/2018 to 12/31/2018	$29.88189	$24.44089	1,793
01/01/2019 to 12/31/2019	$24.44089	$28.95602	2,432
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.45522	$11.31786	1,190,107
01/01/2011 to 12/31/2011	$11.31786	$11.19104	1,035,239
01/01/2012 to 12/31/2012	$11.19104	$12.09215	970,169
01/01/2013 to 12/31/2013	$12.09215	$12.92873	542,230
01/01/2014 to 12/31/2014	$12.92873	$13.38820	392,757
01/01/2015 to 12/31/2015	$13.38820	$13.12592	193,363
01/01/2016 to 12/31/2016	$13.12592	$13.56091	90,020
01/01/2017 to 12/31/2017	$13.56091	$14.62184	86,575
01/01/2018 to 12/31/2018	$14.62184	$13.90663	60,628
01/01/2019 to 12/31/2019	$13.90663	$15.62134	46,086
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$11.64148	$15.10646	51,046
01/01/2011 to 12/31/2011	$15.10646	$12.85039	53,009
01/01/2012 to 12/31/2012	$12.85039	$15.10536	40,152
01/01/2013 to 12/31/2013	$15.10536	$20.82370	12,689
01/01/2014 to 12/31/2014	$20.82370	$21.39375	12,776
01/01/2015 to 12/31/2015	$21.39375	$21.22405	6,350
01/01/2016 to 12/31/2016	$21.22405	$22.37916	2,416
01/01/2017 to 12/31/2017	$22.37916	$27.97759	3,066
01/01/2018 to 12/31/2018	$27.97759	$24.41694	2,040
01/01/2019 to 12/31/2019	$24.41694	$32.62515	2,334
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.98332	$11.99757	35,544
01/01/2011 to 12/31/2011	$11.99757	$11.63092	38,469
01/01/2012 to 12/31/2012	$11.63092	$12.77272	36,443
01/01/2013 to 12/31/2013	$12.77272	$16.90290	20,397
01/01/2014 to 12/31/2014	$16.90290	$17.17994	17,311
01/01/2015 to 12/31/2015	$17.17994	$16.95130	5,294
01/01/2016 to 12/31/2016	$16.95130	$18.60042	2,394
01/01/2017 to 12/31/2017	$18.60042	$22.56607	4,898
01/01/2018 to 12/31/2018	$22.56607	$20.23305	1,918
01/01/2019 to 12/31/2019	$20.23305	$25.77448	2,072
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.80310	$14.55900	68,232
01/01/2011 to 12/31/2011	$14.55900	$13.40176	58,191
01/01/2012 to 12/31/2012	$13.40176	$15.50265	50,276
01/01/2013 to 12/31/2013	$15.50265	$20.85373	20,189
01/01/2014 to 12/31/2014	$20.85373	$21.49136	14,968
01/01/2015 to 12/31/2015	$21.49136	$20.13318	5,331
01/01/2016 to 12/31/2016	$20.13318	$25.46793	2,838
01/01/2017 to 12/31/2017	$25.46793	$26.76648	3,762
01/01/2018 to 12/31/2018	$26.76648	$21.72725	1,944
01/01/2019 to 12/31/2019	$21.72725	$25.94630	1,446

A-102

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.59212	$13.14301	99,546
01/01/2011 to 12/31/2011	$13.14301	$12.64929	85,531
01/01/2012 to 12/31/2012	$12.64929	$14.56061	79,086
01/01/2013 to 12/31/2013	$14.56061	$20.53082	52,287
01/01/2014 to 12/31/2014	$20.53082	$21.77708	50,638
01/01/2015 to 12/31/2015	$21.77708	$23.36291	18,218
01/01/2016 to 12/31/2016	$23.36291	$23.49073	6,327
01/01/2017 to 12/31/2017	$23.49073	$31.71212	10,282
01/01/2018 to 12/31/2018	$31.71212	$32.24281	5,879
01/01/2019 to 12/31/2019	$32.24281	$40.47688	5,686
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.05707	$12.17184	16,444
01/01/2011 to 12/31/2011	$12.17184	$11.85802	17,128
01/01/2012 to 12/31/2012	$11.85802	$13.16440	15,787
01/01/2013 to 12/31/2013	$13.16440	$17.35110	6,753
01/01/2014 to 12/31/2014	$17.35110	$17.25133	8,130
01/01/2015 to 12/31/2015	$17.25133	$15.86489	4,649
01/01/2016 to 12/31/2016	$15.86489	$16.48445	2,051
01/01/2017 to 12/31/2017	$16.48445	$18.81068	3,053
01/01/2018 to 12/31/2018	$18.81068	$16.62546	2,133
01/01/2019 to 12/31/2019	$16.62546	$20.50331	7,680
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$12.03859	$12.46275	60,518
01/01/2011 to 12/31/2011	$12.46275	$12.70463	49,111
01/01/2012 to 12/31/2012	$12.70463	$13.08733	40,834
01/01/2013 to 12/31/2013	$13.08733	$12.33157	3,385
01/01/2014 to 12/31/2014	$12.33157	$12.13982	4,192
01/01/2015 to 12/31/2015	$12.13982	$11.33598	3,680
01/01/2016 to 12/31/2016	$11.33598	$11.58210	2,694
01/01/2017 to 12/31/2017	$11.58210	$11.57093	2,856
01/01/2018 to 12/31/2018	$11.57093	$11.55306	1,266
01/01/2019 to 12/31/2019	$11.55306	$11.49181	1,045
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.63819	$14.08384	16,202
01/01/2011 to 12/31/2011	$14.08384	$13.31260	11,146
01/01/2012 to 12/31/2012	$13.31260	$15.43204	8,468
01/01/2013 to 12/31/2013	$15.43204	$20.00534	3,878
01/01/2014 to 12/31/2014	$20.00534	$22.51712	4,603
01/01/2015 to 12/31/2015	$22.51712	$20.58737	2,549
01/01/2016 to 12/31/2016	$20.58737	$22.97693	1,197
01/01/2017 to 12/31/2017	$22.97693	$26.66428	723
01/01/2018 to 12/31/2018	$26.66428	$21.78765	428
01/01/2019 to 12/31/2019	$21.78765	$25.41379	173
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.11510	$10.67482	96,819
01/01/2011 to 12/31/2011	$10.67482	$11.08070	75,584
01/01/2012 to 12/31/2012	$11.08070	$11.69951	71,309
01/01/2013 to 12/31/2013	$11.69951	$11.28280	75,086
01/01/2014 to 12/31/2014	$11.28280	$11.84080	57,146
01/01/2015 to 12/31/2015	$11.84080	$11.73549	43,630
01/01/2016 to 12/31/2016	$11.73549	$12.08130	7,498
01/01/2017 to 12/31/2017	$12.08130	$12.57443	11,782
01/01/2018 to 12/31/2018	$12.57443	$12.03022	11,248
01/01/2019 to 12/31/2019	$12.03022	$13.22638	9,128

A-103

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.59674	$13.99293	4,650
01/01/2011 to 12/31/2011	$13.99293	$11.94731	5,298
01/01/2012 to 12/31/2012	$11.94731	$13.29616	2,504
01/01/2013 to 12/31/2013	$13.29616	$15.61229	1,565
01/01/2014 to 12/31/2014	$15.61229	$14.47416	2,161
01/01/2015 to 12/31/2015	$14.47416	$14.49548	1,607
01/01/2016 to 12/31/2016	$14.49548	$14.65375	1,485
01/01/2017 to 12/31/2017	$14.65375	$17.91337	1,511
01/01/2018 to 12/31/2018	$17.91337	$14.57865	1,291
01/01/2019 to 12/31/2019	$14.57865	$16.48520	1,531
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.87823	$14.94866	3,585
01/01/2011 to 12/31/2011	$14.94866	$13.85114	2,342
01/01/2012 to 12/31/2012	$13.85114	$16.37430	3,084
01/01/2013 to 12/31/2013	$16.37430	$22.47749	1,009
01/01/2014 to 12/31/2014	$22.47749	$22.90493	1,101
01/01/2015 to 12/31/2015	$22.90493	$22.78737	585
01/01/2016 to 12/31/2016	$22.78737	$22.48109	207
01/01/2017 to 12/31/2017	$22.48109	$29.70355	465
01/01/2018 to 12/31/2018	$29.70355	$29.22704	682
01/01/2019 to 12/31/2019	$29.22704	$39.31331	1,487
*Denotes the start date of these sub-accounts

A-104

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.45814	$10.35156	72,644,706
01/01/2011 to 12/31/2011	$10.35156	$9.84994	61,319,650
01/01/2012 to 12/31/2012	$9.84994	$10.83790	57,128,002
01/01/2013 to 12/31/2013	$10.83790	$11.65077	50,094,174
01/01/2014 to 12/31/2014	$11.65077	$11.82354	43,460,769
01/01/2015 to 12/31/2015	$11.82354	$11.18545	35,546,064
01/01/2016 to 12/31/2016	$11.18545	$11.62708	24,834,197
01/01/2017 to 12/31/2017	$11.62708	$12.79662	16,373,530
01/01/2018 to 12/31/2018	$12.79662	$11.48951	12,117,690
01/01/2019 to 12/31/2019	$11.48951	$13.03422	10,559,689
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.69993	$10.64934	36,176,891
01/01/2011 to 12/31/2011	$10.64934	$10.28360	28,001,755
01/01/2012 to 12/31/2012	$10.28360	$11.30592	27,966,738
01/01/2013 to 12/31/2013	$11.30592	$13.00200	25,877,571
01/01/2014 to 12/31/2014	$13.00200	$13.53824	22,829,372
01/01/2015 to 12/31/2015	$13.53824	$13.29657	18,611,099
01/01/2016 to 12/31/2016	$13.29657	$13.81670	14,235,835
01/01/2017 to 12/31/2017	$13.81670	$15.52001	10,439,606
01/01/2018 to 12/31/2018	$15.52001	$14.42039	7,146,379
01/01/2019 to 12/31/2019	$14.42039	$16.83304	6,695,409
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$13.02347	$13.22684	7,123,302
01/01/2011 to 12/31/2011	$13.22684	$13.22045	5,625,465
01/01/2012 to 12/31/2012	$13.22045	$13.52923	5,727,313
01/01/2013 to 12/31/2013	$13.52923	$12.93732	5,935,675
01/01/2014 to 12/31/2014	$12.93732	$12.63408	5,489,212
01/01/2015 to 12/31/2015	$12.63408	$12.40959	3,496,883
01/01/2016 to 12/31/2016	$12.40959	$12.32984	2,971,950
01/01/2017 to 12/31/2017	$12.32984	$12.25859	2,744,955
01/01/2018 to 12/31/2018	$12.25859	$12.07065	2,221,969
01/01/2019 to 12/31/2019	$12.07065	$12.34431	2,181,902
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$15.32066	$16.13186	11,515,430
01/01/2011 to 12/31/2011	$16.13186	$16.27076	8,611,634
01/01/2012 to 12/31/2012	$16.27076	$17.38672	8,501,917
01/01/2013 to 12/31/2013	$17.38672	$16.68323	7,966,223
01/01/2014 to 12/31/2014	$16.68323	$16.99789	6,878,242
01/01/2015 to 12/31/2015	$16.99789	$16.26518	5,589,579
01/01/2016 to 12/31/2016	$16.26518	$16.57224	4,424,913
01/01/2017 to 12/31/2017	$16.57224	$16.90705	3,862,418
01/01/2018 to 12/31/2018	$16.90705	$16.41549	3,367,761
01/01/2019 to 12/31/2019	$16.41549	$17.52647	3,218,932

A-105

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$10.87358	$11.83651	825,635
01/01/2011 to 12/31/2011	$11.83651	$13.41879	493,191
01/01/2012 to 12/31/2012	$13.41879	$13.88487	5,116,240
01/01/2013 to 12/31/2013	$13.88487	$12.91675	2,901,825
01/01/2014 to 12/31/2014	$12.91675	$13.16450	1,609,704
01/01/2015 to 12/31/2015	$13.16450	$13.00610	1,377,772
01/01/2016 to 12/31/2016	$13.00610	$12.89801	1,126,796
01/01/2017 to 12/31/2017	$12.89801	$12.70451	847,400
01/01/2018 to 12/31/2018	$12.70451	$12.48730	2,148,333
01/01/2019 to 12/31/2019	$12.48730	$12.37711	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.74851	$9.56453	1,680,903
01/01/2011 to 12/31/2011	$9.56453	$11.09584	404,480
01/01/2012 to 12/31/2012	$11.09584	$11.53121	92,420
01/01/2013 to 12/31/2013	$11.53121	$10.53720	7,694,304
01/01/2014 to 12/31/2014	$10.53720	$10.93454	4,819,894
01/01/2015 to 12/31/2015	$10.93454	$10.85175	4,640,460
01/01/2016 to 12/31/2016	$10.85175	$10.81571	3,592,183
01/01/2017 to 12/31/2017	$10.81571	$10.66655	1,714,892
01/01/2018 to 12/31/2018	$10.66655	$10.45592	1,584,414
01/01/2019 to 12/31/2019	$10.45592	$10.57825	2,135,059
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99751	$10.95792	1,406,400
01/01/2011 to 12/31/2011	$10.95792	$12.88634	16,469,682
01/01/2012 to 12/31/2012	$12.88634	$13.45163	7,323,210
01/01/2013 to 12/31/2013	$13.45163	$12.22846	927,728
01/01/2014 to 12/31/2014	$12.22846	$12.87138	6,633,381
01/01/2015 to 12/31/2015	$12.87138	$12.80615	6,833,648
01/01/2016 to 12/31/2016	$12.80615	$12.77323	4,695,140
01/01/2017 to 12/31/2017	$12.77323	$12.68386	2,044,893
01/01/2018 to 12/31/2018	$12.68386	$12.40526	1,511,590
01/01/2019 to 12/31/2019	$12.40526	$12.74077	580,656
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99813	$11.96567	6,285,340
01/01/2012 to 12/31/2012	$11.96567	$12.37998	9,408,401
01/01/2013 to 12/31/2013	$12.37998	$10.92199	1,386,073
01/01/2014 to 12/31/2014	$10.92199	$11.78335	837,634
01/01/2015 to 12/31/2015	$11.78335	$11.75968	5,222,668
01/01/2016 to 12/31/2016	$11.75968	$11.70566	4,736,074
01/01/2017 to 12/31/2017	$11.70566	$11.62259	1,933,127
01/01/2018 to 12/31/2018	$11.62259	$11.34296	1,523,336
01/01/2019 to 12/31/2019	$11.34296	$11.74100	717,853
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99751	$10.35126	3,237,048
01/01/2013 to 12/31/2013	$10.35126	$9.08632	14,801,913
01/01/2014 to 12/31/2014	$9.08632	$10.00273	4,961,244
01/01/2015 to 12/31/2015	$10.00273	$10.04246	1,040,932
01/01/2016 to 12/31/2016	$10.04246	$10.00460	1,912,486
01/01/2017 to 12/31/2017	$10.00460	$9.94586	899,611
01/01/2018 to 12/31/2018	$9.94586	$9.69525	837,167
01/01/2019 to 12/31/2019	$9.69525	$10.09394	113,940

A-106

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99875	$8.70947	6,630,745
01/01/2014 to 12/31/2014	$8.70947	$9.75579	5,457,145
01/01/2015 to 12/31/2015	$9.75579	$9.80724	234,639
01/01/2016 to 12/31/2016	$9.80724	$9.76974	46,803
01/01/2017 to 12/31/2017	$9.76974	$9.71118	2,079,541
01/01/2018 to 12/31/2018	$9.71118	$9.43047	2,716,195
01/01/2019 to 12/31/2019	$9.43047	$9.95177	531,132
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99875	$11.25113	2,355,714
01/01/2015 to 12/31/2015	$11.25113	$11.21771	11,698,029
01/01/2016 to 12/31/2016	$11.21771	$11.23691	1,095,110
01/01/2017 to 12/31/2017	$11.23691	$11.18572	335,227
01/01/2018 to 12/31/2018	$11.18572	$10.85243	3,961,836
01/01/2019 to 12/31/2019	$10.85243	$11.53300	904,902
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99875	$9.89229	2,690,626
01/01/2016 to 12/31/2016	$9.89229	$9.87108	8,150,607
01/01/2017 to 12/31/2017	$9.87108	$9.88313	4,500,780
01/01/2018 to 12/31/2018	$9.88313	$9.55919	4,343,063
01/01/2019 to 12/31/2019	$9.55919	$10.28122	1,880,505
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99751	$9.83428	7,237,779
01/01/2017 to 12/31/2017	$9.83428	$9.87160	4,336,330
01/01/2018 to 12/31/2018	$9.87160	$9.52683	3,751,637
01/01/2019 to 12/31/2019	$9.52683	$10.30771	1,318,158
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99751	$9.99078	212,979
01/01/2018 to 12/31/2018	$9.99078	$9.56405	1,420,574
01/01/2019 to 12/31/2019	$9.56405	$10.43228	152,344
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99751	$9.61738	331,804
01/01/2019 to 12/31/2019	$9.61738	$10.55708	380,456
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99875	$11.18266	415,972
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.28741	$10.29270	101,267,042
01/01/2011 to 12/31/2011	$10.29270	$9.81735	83,369,592
01/01/2012 to 12/31/2012	$9.81735	$10.91297	79,395,120
01/01/2013 to 12/31/2013	$10.91297	$13.08696	79,105,525
01/01/2014 to 12/31/2014	$13.08696	$13.68741	73,075,410
01/01/2015 to 12/31/2015	$13.68741	$13.45079	61,297,367
01/01/2016 to 12/31/2016	$13.45079	$14.04775	44,563,530
01/01/2017 to 12/31/2017	$14.04775	$16.18929	29,729,923
01/01/2018 to 12/31/2018	$16.18929	$14.83908	21,932,089
01/01/2019 to 12/31/2019	$14.83908	$17.73231	20,386,906

A-107

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$13.56929	$17.06995	391,589
01/01/2011 to 12/31/2011	$17.06995	$17.78627	219,652
01/01/2012 to 12/31/2012	$17.78627	$20.05378	251,456
01/01/2013 to 12/31/2013	$20.05378	$20.21676	222,435
01/01/2014 to 12/31/2014	$20.21676	$25.87128	175,435
01/01/2015 to 12/31/2015	$25.87128	$26.51426	137,109
01/01/2016 to 12/31/2016	$26.51426	$27.16726	93,066
01/01/2017 to 12/31/2017	$27.16726	$28.21630	65,467
01/01/2018 to 12/31/2018	$28.21630	$26.26653	35,166
01/01/2019 to 12/31/2019	$26.26653	$33.69078	34,776
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.31903	$10.08935	3,509,980
01/01/2011 to 12/31/2011	$10.08935	$9.86499	2,513,603
01/01/2012 to 12/31/2012	$9.86499	$9.64348	1,652,100
01/01/2013 to 12/31/2013	$9.64348	$9.42647	856,838
01/01/2014 to 12/31/2014	$9.42647	$9.21425	693,229
01/01/2015 to 12/31/2015	$9.21425	$9.00703	369,983
01/01/2016 to 12/31/2016	$9.00703	$8.80484	286,582
01/01/2017 to 12/31/2017	$8.80484	$8.63651	227,838
01/01/2018 to 12/31/2018	$8.63651	$8.55091	148,690
01/01/2019 to 12/31/2019	$8.55091	$8.49980	123,482
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.45826	$8.24994	5,357,208
01/01/2011 to 12/31/2011	$8.24994	$7.72711	4,506,463
01/01/2012 to 12/31/2012	$7.72711	$8.82835	4,545,454
01/01/2013 to 12/31/2013	$8.82835	$12.06976	4,488,390
01/01/2014 to 12/31/2014	$12.06976	$13.42009	3,896,707
01/01/2015 to 12/31/2015	$13.42009	$12.09010	2,887,412
01/01/2016 to 12/31/2016	$12.09010	$14.16892	2,310,484
01/01/2017 to 12/31/2017	$14.16892	$16.50943	1,691,893
01/01/2018 to 12/31/2018	$16.50943	$13.85222	1,386,766
01/01/2019 to 12/31/2019	$13.85222	$17.53821	1,300,393
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$15.87227	$17.76467	5,317,631
01/01/2011 to 12/31/2011	$17.76467	$15.12110	4,477,136
01/01/2012 to 12/31/2012	$15.12110	$17.79064	3,891,676
01/01/2013 to 12/31/2013	$17.79064	$20.70444	3,800,682
01/01/2014 to 12/31/2014	$20.70444	$19.12036	3,578,372
01/01/2015 to 12/31/2015	$19.12036	$19.27849	2,103,579
01/01/2016 to 12/31/2016	$19.27849	$18.13375	1,890,366
01/01/2017 to 12/31/2017	$18.13375	$24.00694	1,458,822
01/01/2018 to 12/31/2018	$24.00694	$20.33567	1,300,896
01/01/2019 to 12/31/2019	$20.33567	$26.26132	1,095,256
AST International Value Portfolio
01/01/2010 to 12/31/2010	$7.44396	$8.08298	2,881,182
01/01/2011 to 12/31/2011	$8.08298	$6.90976	2,224,758
01/01/2012 to 12/31/2012	$6.90976	$7.88041	2,382,592
01/01/2013 to 12/31/2013	$7.88041	$9.20275	2,248,809
01/01/2014 to 12/31/2014	$9.20275	$8.39265	2,071,047
01/01/2015 to 12/31/2015	$8.39265	$8.27087	1,892,132
01/01/2016 to 12/31/2016	$8.27087	$8.13215	1,531,420
01/01/2017 to 12/31/2017	$8.13215	$9.76324	1,267,714
01/01/2018 to 12/31/2018	$9.76324	$8.00248	1,051,693
01/01/2019 to 12/31/2019	$8.00248	$9.38878	987,219

A-108

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.86463	$12.85153	158,509
01/01/2011 to 12/31/2011	$12.85153	$14.12630	1,389,924
01/01/2012 to 12/31/2012	$14.12630	$15.10606	740,615
01/01/2013 to 12/31/2013	$15.10606	$14.29631	401,220
01/01/2014 to 12/31/2014	$14.29631	$14.91502	369,385
01/01/2015 to 12/31/2015	$14.91502	$14.75049	868,724
01/01/2016 to 12/31/2016	$14.75049	$15.02561	1,012,916
01/01/2017 to 12/31/2017	$15.02561	$15.32186	710,598
01/01/2018 to 12/31/2018	$15.32186	$14.93540	1,469,173
01/01/2019 to 12/31/2019	$14.93540	$16.23898	662,981
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$8.34041	$8.73737	1,243,521
01/01/2011 to 12/31/2011	$8.73737	$7.75947	828,367
01/01/2012 to 12/31/2012	$7.75947	$9.24639	957,141
01/01/2013 to 12/31/2013	$9.24639	$10.42676	725,002
01/01/2014 to 12/31/2014	$10.42676	$9.54332	635,427
01/01/2015 to 12/31/2015	$9.54332	$9.06778	411,043
01/01/2016 to 12/31/2016	$9.06778	$9.03541	317,096
01/01/2017 to 12/31/2017	$9.03541	$11.45002	259,168
01/01/2018 to 12/31/2018	$11.45002	$9.23602	230,670
01/01/2019 to 12/31/2019	$9.23602	$11.48600	209,878
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$7.92454	$9.27639	19,072,610
01/01/2011 to 12/31/2011	$9.27639	$8.98512	15,345,638
01/01/2012 to 12/31/2012	$8.98512	$9.85996	13,995,736
01/01/2013 to 12/31/2013	$9.85996	$13.16681	11,607,162
01/01/2014 to 12/31/2014	$13.16681	$14.23353	10,090,656
01/01/2015 to 12/31/2015	$14.23353	$15.31460	6,066,819
01/01/2016 to 12/31/2016	$15.31460	$15.80565	5,091,448
01/01/2017 to 12/31/2017	$15.80565	$20.54828	3,961,439
01/01/2018 to 12/31/2018	$20.54828	$19.54358	3,062,054
01/01/2019 to 12/31/2019	$19.54358	$25.14663	2,549,394
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$6.37002	$7.02283	2,436,368
01/01/2011 to 12/31/2011	$7.02283	$6.82421	2,244,120
01/01/2012 to 12/31/2012	$6.82421	$7.81006	2,554,207
01/01/2013 to 12/31/2013	$7.81006	$10.43665	1,927,045
01/01/2014 to 12/31/2014	$10.43665	$11.09036	1,693,296
01/01/2015 to 12/31/2015	$11.09036	$11.62447	1,101,246
01/01/2016 to 12/31/2016	$11.62447	$11.58066	890,600
01/01/2017 to 12/31/2017	$11.58066	$14.79726	668,389
01/01/2018 to 12/31/2018	$14.79726	$14.77344	495,145
01/01/2019 to 12/31/2019	$14.77344	$19.89686	380,843
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.67618	$5.47729	5,034,524
01/01/2011 to 12/31/2011	$5.47729	$5.19481	3,140,160
01/01/2012 to 12/31/2012	$5.19481	$6.07370	3,004,326
01/01/2013 to 12/31/2013	$6.07370	$7.84834	2,696,246
01/01/2014 to 12/31/2014	$7.84834	$8.55616	2,236,250
01/01/2015 to 12/31/2015	$8.55616	$7.88820	3,649,291
01/01/2016 to 12/31/2016	$7.88820	$7.83794	2,612,615
01/01/2017 to 12/31/2017	$7.83794	$9.73787	2,209,417
01/01/2018 to 12/31/2018	$9.73787	$9.10371	1,291,347
01/01/2019 to 12/31/2019	$9.10371	$11.58240	1,001,005

A-109

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$14.83833	$17.90394	1,807,620
01/01/2011 to 12/31/2011	$17.90394	$17.06684	1,391,570
01/01/2012 to 12/31/2012	$17.06684	$19.53957	1,265,150
01/01/2013 to 12/31/2013	$19.53957	$27.12378	1,148,147
01/01/2014 to 12/31/2014	$27.12378	$30.29178	907,394
01/01/2015 to 12/31/2015	$30.29178	$27.94101	510,649
01/01/2016 to 12/31/2016	$27.94101	$32.29313	436,919
01/01/2017 to 12/31/2017	$32.29313	$35.92146	387,090
01/01/2018 to 12/31/2018	$35.92146	$29.33559	321,402
01/01/2019 to 12/31/2019	$29.33559	$34.70180	303,373
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.38983	$11.22977	43,592,221
01/01/2011 to 12/31/2011	$11.22977	$11.08693	40,512,789
01/01/2012 to 12/31/2012	$11.08693	$11.96141	38,896,095
01/01/2013 to 12/31/2013	$11.96141	$12.76928	28,415,848
01/01/2014 to 12/31/2014	$12.76928	$13.20282	24,934,568
01/01/2015 to 12/31/2015	$13.20282	$12.92424	20,064,346
01/01/2016 to 12/31/2016	$12.92424	$13.33222	14,853,519
01/01/2017 to 12/31/2017	$13.33222	$14.35326	10,333,001
01/01/2018 to 12/31/2018	$14.35326	$13.63012	7,519,877
01/01/2019 to 12/31/2019	$13.63012	$15.28733	7,042,908
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$8.82141	$11.42949	4,161,419
01/01/2011 to 12/31/2011	$11.42949	$9.70769	3,304,315
01/01/2012 to 12/31/2012	$9.70769	$11.39381	2,853,534
01/01/2013 to 12/31/2013	$11.39381	$15.68297	2,397,251
01/01/2014 to 12/31/2014	$15.68297	$16.08747	2,091,369
01/01/2015 to 12/31/2015	$16.08747	$15.93537	1,240,688
01/01/2016 to 12/31/2016	$15.93537	$16.77697	1,026,785
01/01/2017 to 12/31/2017	$16.77697	$20.94194	807,398
01/01/2018 to 12/31/2018	$20.94194	$18.24849	666,252
01/01/2019 to 12/31/2019	$18.24849	$24.34575	541,612
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$14.55424	$19.40814	917,014
01/01/2011 to 12/31/2011	$19.40814	$18.78635	589,865
01/01/2012 to 12/31/2012	$18.78635	$20.59886	573,869
01/01/2013 to 12/31/2013	$20.59886	$27.21805	508,770
01/01/2014 to 12/31/2014	$27.21805	$27.62169	407,639
01/01/2015 to 12/31/2015	$27.62169	$27.21230	315,024
01/01/2016 to 12/31/2016	$27.21230	$29.81400	239,743
01/01/2017 to 12/31/2017	$29.81400	$36.11541	181,427
01/01/2018 to 12/31/2018	$36.11541	$32.33159	132,894
01/01/2019 to 12/31/2019	$32.33159	$41.12346	129,946
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$15.27828	$18.81690	3,434,943
01/01/2011 to 12/31/2011	$18.81690	$17.29477	2,484,653
01/01/2012 to 12/31/2012	$17.29477	$19.97516	2,219,180
01/01/2013 to 12/31/2013	$19.97516	$26.82883	1,906,166
01/01/2014 to 12/31/2014	$26.82883	$27.60674	1,632,713
01/01/2015 to 12/31/2015	$27.60674	$25.82243	1,085,073
01/01/2016 to 12/31/2016	$25.82243	$32.61473	822,067
01/01/2017 to 12/31/2017	$32.61473	$34.22530	652,001
01/01/2018 to 12/31/2018	$34.22530	$27.73893	572,983
01/01/2019 to 12/31/2019	$27.73893	$33.07460	512,826

A-110

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$6.39958	$7.24476	8,869,616
01/01/2011 to 12/31/2011	$7.24476	$6.96201	6,383,742
01/01/2012 to 12/31/2012	$6.96201	$8.00177	5,841,181
01/01/2013 to 12/31/2013	$8.00177	$11.26548	6,683,387
01/01/2014 to 12/31/2014	$11.26548	$11.93099	6,037,079
01/01/2015 to 12/31/2015	$11.93099	$12.78026	4,752,130
01/01/2016 to 12/31/2016	$12.78026	$12.83050	3,508,170
01/01/2017 to 12/31/2017	$12.83050	$17.29460	2,333,089
01/01/2018 to 12/31/2018	$17.29460	$17.55687	1,513,378
01/01/2019 to 12/31/2019	$17.55687	$22.00665	1,346,028
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.54859	$10.49517	2,241,213
01/01/2011 to 12/31/2011	$10.49517	$10.20884	930,254
01/01/2012 to 12/31/2012	$10.20884	$11.31608	944,041
01/01/2013 to 12/31/2013	$11.31608	$14.89210	723,861
01/01/2014 to 12/31/2014	$14.89210	$14.78379	586,897
01/01/2015 to 12/31/2015	$14.78379	$13.57491	434,041
01/01/2016 to 12/31/2016	$13.57491	$14.08333	328,297
01/01/2017 to 12/31/2017	$14.08333	$16.04615	274,439
01/01/2018 to 12/31/2018	$16.04615	$14.16022	193,383
01/01/2019 to 12/31/2019	$14.16022	$17.43620	3,676,953
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$15.26836	$15.78213	2,318,146
01/01/2011 to 12/31/2011	$15.78213	$16.06388	1,633,647
01/01/2012 to 12/31/2012	$16.06388	$16.52244	1,630,360
01/01/2013 to 12/31/2013	$16.52244	$15.54443	1,781,434
01/01/2014 to 12/31/2014	$15.54443	$15.27922	1,590,303
01/01/2015 to 12/31/2015	$15.27922	$14.24570	874,427
01/01/2016 to 12/31/2016	$14.24570	$14.53266	771,150
01/01/2017 to 12/31/2017	$14.53266	$14.49649	770,843
01/01/2018 to 12/31/2018	$14.49649	$14.45173	622,653
01/01/2019 to 12/31/2019	$14.45173	$14.35317	656,887
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.57780	$12.78103	1,099,827
01/01/2011 to 12/31/2011	$12.78103	$12.06268	585,815
01/01/2012 to 12/31/2012	$12.06268	$13.96164	602,157
01/01/2013 to 12/31/2013	$13.96164	$18.07155	542,756
01/01/2014 to 12/31/2014	$18.07155	$20.30931	399,163
01/01/2015 to 12/31/2015	$20.30931	$18.54033	197,101
01/01/2016 to 12/31/2016	$18.54033	$20.66070	179,917
01/01/2017 to 12/31/2017	$20.66070	$23.93981	142,288
01/01/2018 to 12/31/2018	$23.93981	$19.53126	95,413
01/01/2019 to 12/31/2019	$19.53126	$22.74704	83,494
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.08215	$10.62386	5,328,912
01/01/2011 to 12/31/2011	$10.62386	$11.01090	3,326,989
01/01/2012 to 12/31/2012	$11.01090	$11.60800	3,229,309
01/01/2013 to 12/31/2013	$11.60800	$11.17736	4,743,456
01/01/2014 to 12/31/2014	$11.17736	$11.71224	4,701,504
01/01/2015 to 12/31/2015	$11.71224	$11.59029	3,770,755
01/01/2016 to 12/31/2016	$11.59029	$11.91355	2,853,434
01/01/2017 to 12/31/2017	$11.91355	$12.38079	2,555,906
01/01/2018 to 12/31/2018	$12.38079	$11.82678	2,405,526
01/01/2019 to 12/31/2019	$11.82678	$12.98274	2,085,395

A-111

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.68966	$14.09507	42,309
01/01/2011 to 12/31/2011	$14.09507	$12.01602	16,879
01/01/2012 to 12/31/2012	$12.01602	$13.35208	17,702
01/01/2013 to 12/31/2013	$13.35208	$15.65408	12,515
01/01/2014 to 12/31/2014	$15.65408	$14.49062	5,838
01/01/2015 to 12/31/2015	$14.49062	$14.48977	3,089
01/01/2016 to 12/31/2016	$14.48977	$14.62573	1,928
01/01/2017 to 12/31/2017	$14.62573	$17.85171	22,291
01/01/2018 to 12/31/2018	$17.85171	$14.50609	21,843
01/01/2019 to 12/31/2019	$14.50609	$16.37789	20,500
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.08671	$12.68514	26,995
01/01/2011 to 12/31/2011	$12.68514	$11.73598	37,288
01/01/2012 to 12/31/2012	$11.73598	$13.85251	17,376
01/01/2013 to 12/31/2013	$13.85251	$18.98660	12,261
01/01/2014 to 12/31/2014	$18.98660	$19.31802	13,143
01/01/2015 to 12/31/2015	$19.31802	$19.18944	7,981
01/01/2016 to 12/31/2016	$19.18944	$18.90272	2,727
01/01/2017 to 12/31/2017	$18.90272	$24.93750	3,841
01/01/2018 to 12/31/2018	$24.93750	$24.49971	2,311
01/01/2019 to 12/31/2019	$24.49971	$32.90408	1,857
*Denotes the start date of these sub-accounts

A-112

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With any one of LT5 or HD 5, HAV & EBP or with any combo 5% or HDV & LT5 or GMWB, HDV and EPB OR
HD GRO 60 bps and Combo DB OR HD GRO 60 bps, EBP and HAV OR GRO Plus 2008 60 bps and Combo DB OR GRO Plus 2008 60 bps, EBP
and HAV (2.35%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.41886	$10.29804	1,672,915
01/01/2011 to 12/31/2011	$10.29804	$9.78901	1,419,829
01/01/2012 to 12/31/2012	$9.78901	$10.75983	1,363,156
01/01/2013 to 12/31/2013	$10.75983	$11.55498	1,135,421
01/01/2014 to 12/31/2014	$11.55498	$11.71425	408,224
01/01/2015 to 12/31/2015	$11.71425	$11.07078	161,748
01/01/2016 to 12/31/2016	$11.07078	$11.49612	133,802
01/01/2017 to 12/31/2017	$11.49612	$12.63965	126,722
01/01/2018 to 12/31/2018	$12.63965	$11.33690	92,418
01/01/2019 to 12/31/2019	$11.33690	$12.84789	76,825
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.65960	$10.59430	1,128,800
01/01/2011 to 12/31/2011	$10.59430	$10.21998	1,006,466
01/01/2012 to 12/31/2012	$10.21998	$11.22439	1,055,922
01/01/2013 to 12/31/2013	$11.22439	$12.89505	889,175
01/01/2014 to 12/31/2014	$12.89505	$13.41326	749,965
01/01/2015 to 12/31/2015	$13.41326	$13.16036	537,427
01/01/2016 to 12/31/2016	$13.16036	$13.66117	409,473
01/01/2017 to 12/31/2017	$13.66117	$15.32959	360,678
01/01/2018 to 12/31/2018	$15.32959	$14.22890	309,786
01/01/2019 to 12/31/2019	$14.22890	$16.59257	217,394
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.23384	$11.39751	231,038
01/01/2011 to 12/31/2011	$11.39751	$11.38040	206,551
01/01/2012 to 12/31/2012	$11.38040	$11.63436	204,144
01/01/2013 to 12/31/2013	$11.63436	$11.11391	41,672
01/01/2014 to 12/31/2014	$11.11391	$10.84232	20,374
01/01/2015 to 12/31/2015	$10.84232	$10.63863	711
01/01/2016 to 12/31/2016	$10.63863	$10.55941	3,670
01/01/2017 to 12/31/2017	$10.55941	$10.48754	2,708
01/01/2018 to 12/31/2018	$10.48754	$10.31617	134
01/01/2019 to 12/31/2019	$10.31617	$10.53913	166
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.73932	$12.34828	573,212
01/01/2011 to 12/31/2011	$12.34828	$12.44191	605,075
01/01/2012 to 12/31/2012	$12.44191	$13.28155	487,599
01/01/2013 to 12/31/2013	$13.28155	$12.73119	377,479
01/01/2014 to 12/31/2014	$12.73119	$12.95802	273,587
01/01/2015 to 12/31/2015	$12.95802	$12.38669	43,931
01/01/2016 to 12/31/2016	$12.38669	$12.60778	46,115
01/01/2017 to 12/31/2017	$12.60778	$12.84933	53,098
01/01/2018 to 12/31/2018	$12.84933	$12.46281	46,966
01/01/2019 to 12/31/2019	$12.46281	$13.29263	14,500

A-113

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.32378	$12.31403	40,947
01/01/2011 to 12/31/2011	$12.31403	$13.94590	4,588
01/01/2012 to 12/31/2012	$13.94590	$14.41559	85,728
01/01/2013 to 12/31/2013	$14.41559	$13.39681	47,954
01/01/2014 to 12/31/2014	$13.39681	$13.63980	21,818
01/01/2015 to 12/31/2015	$13.63980	$13.46189	25,474
01/01/2016 to 12/31/2016	$13.46189	$13.33642	26,848
01/01/2017 to 12/31/2017	$13.33642	$13.12271	26,013
01/01/2018 to 12/31/2018	$13.12271	$12.88513	322,500
01/01/2019 to 12/31/2019	$12.88513	$12.75847	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.73968	$9.54520	159,883
01/01/2011 to 12/31/2011	$9.54520	$11.06208	17,114
01/01/2012 to 12/31/2012	$11.06208	$11.48433	582
01/01/2013 to 12/31/2013	$11.48433	$10.48380	237,451
01/01/2014 to 12/31/2014	$10.48380	$10.86800	85,105
01/01/2015 to 12/31/2015	$10.86800	$10.77463	107,556
01/01/2016 to 12/31/2016	$10.77463	$10.72786	97,049
01/01/2017 to 12/31/2017	$10.72786	$10.56918	48,420
01/01/2018 to 12/31/2018	$10.56918	$10.34987	61,119
01/01/2019 to 12/31/2019	$10.34987	$10.46037	67,454
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99739	$10.94672	167,616
01/01/2011 to 12/31/2011	$10.94672	$12.86004	544,749
01/01/2012 to 12/31/2012	$12.86004	$13.41054	71,013
01/01/2013 to 12/31/2013	$13.41054	$12.17858	18,794
01/01/2014 to 12/31/2014	$12.17858	$12.80581	108,864
01/01/2015 to 12/31/2015	$12.80581	$12.72786	68,354
01/01/2016 to 12/31/2016	$12.72786	$12.68220	71,396
01/01/2017 to 12/31/2017	$12.68220	$12.58067	26,796
01/01/2018 to 12/31/2018	$12.58067	$12.29168	10,535
01/01/2019 to 12/31/2019	$12.29168	$12.61124	402
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99805	$11.95342	210,502
01/01/2012 to 12/31/2012	$11.95342	$12.35456	480,505
01/01/2013 to 12/31/2013	$12.35456	$10.88848	133,950
01/01/2014 to 12/31/2014	$10.88848	$11.73515	84,267
01/01/2015 to 12/31/2015	$11.73515	$11.69959	131,314
01/01/2016 to 12/31/2016	$11.69959	$11.63394	137,447
01/01/2017 to 12/31/2017	$11.63394	$11.53948	127,375
01/01/2018 to 12/31/2018	$11.53948	$11.25026	70,881
01/01/2019 to 12/31/2019	$11.25026	$11.63307	50,555
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99740	$10.34068	216,854
01/01/2013 to 12/31/2013	$10.34068	$9.06777	798,569
01/01/2014 to 12/31/2014	$9.06777	$9.97216	78,964
01/01/2015 to 12/31/2015	$9.97216	$10.00163	12,591
01/01/2016 to 12/31/2016	$10.00163	$9.95378	2,844
01/01/2017 to 12/31/2017	$9.95378	$9.88524	1,003
01/01/2018 to 12/31/2018	$9.88524	$9.62630	1,068
01/01/2019 to 12/31/2019	$9.62630	$10.01192	996

A-114

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99870	$8.70047	184,335
01/01/2014 to 12/31/2014	$8.70047	$9.73572	194,620
01/01/2015 to 12/31/2015	$9.73572	$9.77696	8,542
01/01/2016 to 12/31/2016	$9.77696	$9.72967	4,031
01/01/2017 to 12/31/2017	$9.72967	$9.66150	80,056
01/01/2018 to 12/31/2018	$9.66150	$9.37256	116,991
01/01/2019 to 12/31/2019	$9.37256	$9.88049	4,718
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99870	$11.23968	89,028
01/01/2015 to 12/31/2015	$11.23968	$11.19491	347,872
01/01/2016 to 12/31/2016	$11.19491	$11.20268	100,502
01/01/2017 to 12/31/2017	$11.20268	$11.14026	49,803
01/01/2018 to 12/31/2018	$11.14026	$10.79716	54,708
01/01/2019 to 12/31/2019	$10.79716	$11.46263	19,423
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99870	$9.88219	253,962
01/01/2016 to 12/31/2016	$9.88219	$9.85094	232,087
01/01/2017 to 12/31/2017	$9.85094	$9.85289	114,116
01/01/2018 to 12/31/2018	$9.85289	$9.52005	108,219
01/01/2019 to 12/31/2019	$9.52005	$10.22871	55,298
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99740	$9.82430	501,618
01/01/2017 to 12/31/2017	$9.82430	$9.85162	181,577
01/01/2018 to 12/31/2018	$9.85162	$9.49786	180,642
01/01/2019 to 12/31/2019	$9.49786	$10.26589	64,897
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99739	$9.98063	8,028
01/01/2018 to 12/31/2018	$9.98063	$9.54455	88,359
01/01/2019 to 12/31/2019	$9.54455	$10.40041	20,017
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99739	$9.60752	13,509
01/01/2019 to 12/31/2019	$9.60752	$10.53551	23,583
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99870	$11.17122	15,302
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.24870	$10.23946	3,318,055
01/01/2011 to 12/31/2011	$10.23946	$9.75652	2,982,427
01/01/2012 to 12/31/2012	$9.75652	$10.83425	2,718,892
01/01/2013 to 12/31/2013	$10.83425	$12.97920	2,420,551
01/01/2014 to 12/31/2014	$12.97920	$13.56077	1,561,942
01/01/2015 to 12/31/2015	$13.56077	$13.31271	815,628
01/01/2016 to 12/31/2016	$13.31271	$13.88935	666,581
01/01/2017 to 12/31/2017	$13.88935	$15.99036	636,106
01/01/2018 to 12/31/2018	$15.99036	$14.64173	480,534
01/01/2019 to 12/31/2019	$14.64173	$17.47865	373,343

A-115

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.18788	$12.80305	53,001
01/01/2011 to 12/31/2011	$12.80305	$13.32661	32,781
01/01/2012 to 12/31/2012	$13.32661	$15.01023	30,956
01/01/2013 to 12/31/2013	$15.01023	$15.11680	3,890
01/01/2014 to 12/31/2014	$15.11680	$19.32507	7,735
01/01/2015 to 12/31/2015	$19.32507	$19.78515	4,877
01/01/2016 to 12/31/2016	$19.78515	$20.25180	2,683
01/01/2017 to 12/31/2017	$20.25180	$21.01243	1,737
01/01/2018 to 12/31/2018	$21.01243	$19.54042	413
01/01/2019 to 12/31/2019	$19.54042	$25.03794	794
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.29310	$10.05370	118,303
01/01/2011 to 12/31/2011	$10.05370	$9.81991	123,498
01/01/2012 to 12/31/2012	$9.81991	$9.58930	108,113
01/01/2013 to 12/31/2013	$9.58930	$9.36410	92,874
01/01/2014 to 12/31/2014	$9.36410	$9.14393	83,716
01/01/2015 to 12/31/2015	$9.14393	$8.92917	71,860
01/01/2016 to 12/31/2016	$8.92917	$8.71982	63,982
01/01/2017 to 12/31/2017	$8.71982	$8.54443	40,139
01/01/2018 to 12/31/2018	$8.54443	$8.45101	73,151
01/01/2019 to 12/31/2019	$8.45101	$8.39196	68,390
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.66217	$8.46683	236,519
01/01/2011 to 12/31/2011	$8.46683	$7.92228	185,189
01/01/2012 to 12/31/2012	$7.92228	$9.04219	184,775
01/01/2013 to 12/31/2013	$9.04219	$12.34949	180,707
01/01/2014 to 12/31/2014	$12.34949	$13.71704	101,622
01/01/2015 to 12/31/2015	$13.71704	$12.34509	14,650
01/01/2016 to 12/31/2016	$12.34509	$14.45317	17,791
01/01/2017 to 12/31/2017	$14.45317	$16.82342	15,577
01/01/2018 to 12/31/2018	$16.82342	$14.10117	8,884
01/01/2019 to 12/31/2019	$14.10117	$17.83520	6,305
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$9.89202	$11.06016	357,084
01/01/2011 to 12/31/2011	$11.06016	$9.40467	301,408
01/01/2012 to 12/31/2012	$9.40467	$11.05365	286,029
01/01/2013 to 12/31/2013	$11.05365	$12.85094	100,820
01/01/2014 to 12/31/2014	$12.85094	$11.85565	62,558
01/01/2015 to 12/31/2015	$11.85565	$11.94146	9,574
01/01/2016 to 12/31/2016	$11.94146	$11.22087	8,339
01/01/2017 to 12/31/2017	$11.22087	$14.84003	9,042
01/01/2018 to 12/31/2018	$14.84003	$12.55768	9,110
01/01/2019 to 12/31/2019	$12.55768	$16.20038	6,086
AST International Value Portfolio
01/01/2010 to 12/31/2010	$10.61768	$11.51745	105,211
01/01/2011 to 12/31/2011	$11.51745	$9.83558	92,403
01/01/2012 to 12/31/2012	$9.83558	$11.20583	102,146
01/01/2013 to 12/31/2013	$11.20583	$13.07285	82,513
01/01/2014 to 12/31/2014	$13.07285	$11.90988	33,812
01/01/2015 to 12/31/2015	$11.90988	$11.72498	9,535
01/01/2016 to 12/31/2016	$11.72498	$11.51663	8,298
01/01/2017 to 12/31/2017	$11.51663	$13.81250	9,414
01/01/2018 to 12/31/2018	$13.81250	$11.30985	9,463
01/01/2019 to 12/31/2019	$11.30985	$13.25543	6,153

A-116

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.84619	$12.81855	0
01/01/2011 to 12/31/2011	$12.81855	$14.07577	0
01/01/2012 to 12/31/2012	$14.07577	$15.03673	0
01/01/2013 to 12/31/2013	$15.03673	$14.21611	0
01/01/2014 to 12/31/2014	$14.21611	$14.81629	0
01/01/2015 to 12/31/2015	$14.81629	$14.63790	0
01/01/2016 to 12/31/2016	$14.63790	$14.89578	0
01/01/2017 to 12/31/2017	$14.89578	$15.17393	0
01/01/2018 to 12/31/2018	$15.17393	$14.77591	0
01/01/2019 to 12/31/2019	$14.77591	$16.04915	0
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.30640	$10.78595	47,801
01/01/2011 to 12/31/2011	$10.78595	$9.56901	37,010
01/01/2012 to 12/31/2012	$9.56901	$11.39099	37,421
01/01/2013 to 12/31/2013	$11.39099	$12.83196	11,747
01/01/2014 to 12/31/2014	$12.83196	$11.73282	6,209
01/01/2015 to 12/31/2015	$11.73282	$11.13680	12,063
01/01/2016 to 12/31/2016	$11.13680	$11.08575	567
01/01/2017 to 12/31/2017	$11.08575	$14.03388	654
01/01/2018 to 12/31/2018	$14.03388	$11.30856	253
01/01/2019 to 12/31/2019	$11.30856	$14.04906	264
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.88112	$10.38556	655,807
01/01/2011 to 12/31/2011	$10.38556	$10.04913	540,071
01/01/2012 to 12/31/2012	$10.04913	$11.01626	509,444
01/01/2013 to 12/31/2013	$11.01626	$14.69608	175,305
01/01/2014 to 12/31/2014	$14.69608	$15.87047	78,691
01/01/2015 to 12/31/2015	$15.87047	$17.05847	23,151
01/01/2016 to 12/31/2016	$17.05847	$17.58744	25,050
01/01/2017 to 12/31/2017	$17.58744	$22.84151	21,983
01/01/2018 to 12/31/2018	$22.84151	$21.70232	14,447
01/01/2019 to 12/31/2019	$21.70232	$27.89564	11,351
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.71911	$10.70426	86,969
01/01/2011 to 12/31/2011	$10.70426	$10.39107	111,179
01/01/2012 to 12/31/2012	$10.39107	$11.88008	162,103
01/01/2013 to 12/31/2013	$11.88008	$15.85930	78,589
01/01/2014 to 12/31/2014	$15.85930	$16.83553	51,186
01/01/2015 to 12/31/2015	$16.83553	$17.62836	23,144
01/01/2016 to 12/31/2016	$17.62836	$17.54417	13,155
01/01/2017 to 12/31/2017	$17.54417	$22.39432	16,446
01/01/2018 to 12/31/2018	$22.39432	$22.33522	15,125
01/01/2019 to 12/31/2019	$22.33522	$30.05033	5,084
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.27939	$13.19808	73,569
01/01/2011 to 12/31/2011	$13.19808	$12.50468	89,324
01/01/2012 to 12/31/2012	$12.50468	$14.60542	110,449
01/01/2013 to 12/31/2013	$14.60542	$18.85354	34,210
01/01/2014 to 12/31/2014	$18.85354	$20.53268	11,987
01/01/2015 to 12/31/2015	$20.53268	$18.91017	19,651
01/01/2016 to 12/31/2016	$18.91017	$18.77042	11,083
01/01/2017 to 12/31/2017	$18.77042	$23.29653	14,707
01/01/2018 to 12/31/2018	$23.29653	$21.75676	5,799
01/01/2019 to 12/31/2019	$21.75676	$27.65228	4,606

A-117

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.12858	$11.00334	113,459
01/01/2011 to 12/31/2011	$11.00334	$10.47824	78,585
01/01/2012 to 12/31/2012	$10.47824	$11.98415	79,911
01/01/2013 to 12/31/2013	$11.98415	$16.61868	22,418
01/01/2014 to 12/31/2014	$16.61868	$18.54070	14,761
01/01/2015 to 12/31/2015	$18.54070	$17.08431	3,350
01/01/2016 to 12/31/2016	$17.08431	$19.72528	2,996
01/01/2017 to 12/31/2017	$19.72528	$21.91928	4,696
01/01/2018 to 12/31/2018	$21.91928	$17.88209	2,394
01/01/2019 to 12/31/2019	$17.88209	$21.13154	1,481
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.34662	$11.17164	1,322,949
01/01/2011 to 12/31/2011	$11.17164	$11.01826	1,558,108
01/01/2012 to 12/31/2012	$11.01826	$11.87506	1,408,706
01/01/2013 to 12/31/2013	$11.87506	$12.66430	907,739
01/01/2014 to 12/31/2014	$12.66430	$13.08096	635,823
01/01/2015 to 12/31/2015	$13.08096	$12.79188	411,128
01/01/2016 to 12/31/2016	$12.79188	$13.18220	343,713
01/01/2017 to 12/31/2017	$13.18220	$14.17732	366,417
01/01/2018 to 12/31/2018	$14.17732	$13.44922	326,301
01/01/2019 to 12/31/2019	$13.44922	$15.06900	278,666
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.22414	$11.93909	163,532
01/01/2011 to 12/31/2011	$11.93909	$10.13023	139,273
01/01/2012 to 12/31/2012	$10.13023	$11.87750	141,403
01/01/2013 to 12/31/2013	$11.87750	$16.33210	57,536
01/01/2014 to 12/31/2014	$16.33210	$16.73629	31,781
01/01/2015 to 12/31/2015	$16.73629	$16.56107	8,640
01/01/2016 to 12/31/2016	$16.56107	$17.41795	10,976
01/01/2017 to 12/31/2017	$17.41795	$21.71988	9,135
01/01/2018 to 12/31/2018	$21.71988	$18.90691	6,015
01/01/2019 to 12/31/2019	$18.90691	$25.19835	3,921
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.90130	$13.18991	74,209
01/01/2011 to 12/31/2011	$13.18991	$12.75426	34,677
01/01/2012 to 12/31/2012	$12.75426	$13.97052	27,900
01/01/2013 to 12/31/2013	$13.97052	$18.44084	34,557
01/01/2014 to 12/31/2014	$18.44084	$18.69519	19,151
01/01/2015 to 12/31/2015	$18.69519	$18.39928	8,846
01/01/2016 to 12/31/2016	$18.39928	$20.13778	4,451
01/01/2017 to 12/31/2017	$20.13778	$24.36913	6,928
01/01/2018 to 12/31/2018	$24.36913	$21.79356	6,147
01/01/2019 to 12/31/2019	$21.79356	$27.69143	1,213
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.73231	$11.97427	205,882
01/01/2011 to 12/31/2011	$11.97427	$10.99443	170,842
01/01/2012 to 12/31/2012	$10.99443	$12.68539	158,555
01/01/2013 to 12/31/2013	$12.68539	$17.02057	65,430
01/01/2014 to 12/31/2014	$17.02057	$17.49620	46,586
01/01/2015 to 12/31/2015	$17.49620	$16.34869	13,025
01/01/2016 to 12/31/2016	$16.34869	$20.62803	8,244
01/01/2017 to 12/31/2017	$20.62803	$21.62452	6,567
01/01/2018 to 12/31/2018	$21.62452	$17.50814	5,024
01/01/2019 to 12/31/2019	$17.50814	$20.85453	3,151

A-118

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.41785	$12.91253	288,916
01/01/2011 to 12/31/2011	$12.91253	$12.39578	221,048
01/01/2012 to 12/31/2012	$12.39578	$14.23224	195,144
01/01/2013 to 12/31/2013	$14.23224	$20.01674	179,710
01/01/2014 to 12/31/2014	$20.01674	$21.17760	77,982
01/01/2015 to 12/31/2015	$21.17760	$22.66184	34,686
01/01/2016 to 12/31/2016	$22.66184	$22.72778	16,424
01/01/2017 to 12/31/2017	$22.72778	$30.60425	13,712
01/01/2018 to 12/31/2018	$30.60425	$31.03649	9,474
01/01/2019 to 12/31/2019	$31.03649	$38.86300	6,667
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.84371	$9.71052	68,766
01/01/2011 to 12/31/2011	$9.71052	$9.43593	57,567
01/01/2012 to 12/31/2012	$9.43593	$10.44867	66,361
01/01/2013 to 12/31/2013	$10.44867	$13.73648	39,489
01/01/2014 to 12/31/2014	$13.73648	$13.62273	17,120
01/01/2015 to 12/31/2015	$13.62273	$12.49597	9,152
01/01/2016 to 12/31/2016	$12.49597	$12.95087	8,609
01/01/2017 to 12/31/2017	$12.95087	$14.74088	9,628
01/01/2018 to 12/31/2018	$14.74088	$12.99493	9,242
01/01/2019 to 12/31/2019	$12.99493	$15.98509	27,508
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.88572	$11.24043	105,948
01/01/2011 to 12/31/2011	$11.24043	$11.42946	84,604
01/01/2012 to 12/31/2012	$11.42946	$11.74362	89,486
01/01/2013 to 12/31/2013	$11.74362	$11.03718	4,955
01/01/2014 to 12/31/2014	$11.03718	$10.83786	3,898
01/01/2015 to 12/31/2015	$10.83786	$10.09437	1,830
01/01/2016 to 12/31/2016	$10.09437	$10.28725	1,789
01/01/2017 to 12/31/2017	$10.28725	$10.25119	1,216
01/01/2018 to 12/31/2018	$10.25119	$10.20902	238
01/01/2019 to 12/31/2019	$10.20902	$10.12906	125
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.43897	$11.39339	27,296
01/01/2011 to 12/31/2011	$11.39339	$10.74204	31,753
01/01/2012 to 12/31/2012	$10.74204	$12.42041	47,715
01/01/2013 to 12/31/2013	$12.42041	$16.06015	45,268
01/01/2014 to 12/31/2014	$16.06015	$18.03039	25,824
01/01/2015 to 12/31/2015	$18.03039	$16.44307	1,957
01/01/2016 to 12/31/2016	$16.44307	$18.30497	1,588
01/01/2017 to 12/31/2017	$18.30497	$21.18852	1,775
01/01/2018 to 12/31/2018	$21.18852	$17.26889	1,407
01/01/2019 to 12/31/2019	$17.26889	$20.09156	1,449
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.06033	$10.58998	134,991
01/01/2011 to 12/31/2011	$10.58998	$10.96466	101,814
01/01/2012 to 12/31/2012	$10.96466	$11.54738	106,538
01/01/2013 to 12/31/2013	$11.54738	$11.10772	106,173
01/01/2014 to 12/31/2014	$11.10772	$11.62736	145,274
01/01/2015 to 12/31/2015	$11.62736	$11.49459	96,684
01/01/2016 to 12/31/2016	$11.49459	$11.80314	54,185
01/01/2017 to 12/31/2017	$11.80314	$12.25357	61,065
01/01/2018 to 12/31/2018	$12.25357	$11.69319	50,709
01/01/2019 to 12/31/2019	$11.69319	$12.82295	43,773

A-119

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$9.05336	$10.91120	439
01/01/2011 to 12/31/2011	$10.91120	$9.29225	0
01/01/2012 to 12/31/2012	$9.29225	$10.31484	0
01/01/2013 to 12/31/2013	$10.31484	$12.08080	0
01/01/2014 to 12/31/2014	$12.08080	$11.17154	0
01/01/2015 to 12/31/2015	$11.17154	$11.15942	0
01/01/2016 to 12/31/2016	$11.15942	$11.25253	0
01/01/2017 to 12/31/2017	$11.25253	$13.72055	0
01/01/2018 to 12/31/2018	$13.72055	$11.13764	0
01/01/2019 to 12/31/2019	$11.13764	$12.56199	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.10830	$13.96328	2,254
01/01/2011 to 12/31/2011	$13.96328	$12.90518	1,404
01/01/2012 to 12/31/2012	$12.90518	$15.21696	1,044
01/01/2013 to 12/31/2013	$15.21696	$20.83556	331
01/01/2014 to 12/31/2014	$20.83556	$21.17758	378
01/01/2015 to 12/31/2015	$21.17758	$21.01519	224
01/01/2016 to 12/31/2016	$21.01519	$20.68005	112
01/01/2017 to 12/31/2017	$20.68005	$27.25456	309
01/01/2018 to 12/31/2018	$27.25456	$26.74847	106
01/01/2019 to 12/31/2019	$26.74847	$35.88765	250
*Denotes the start date of these sub-accounts

A-120

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With LT5, HDV and EBP (2.60%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.32079	$10.16475	52,394
01/01/2011 to 12/31/2011	$10.16475	$9.63767	46,603
01/01/2012 to 12/31/2012	$9.63767	$10.56621	45,787
01/01/2013 to 12/31/2013	$10.56621	$11.31797	32,719
01/01/2014 to 12/31/2014	$11.31797	$11.44466	31,309
01/01/2015 to 12/31/2015	$11.44466	$10.78821	23,441
01/01/2016 to 12/31/2016	$10.78821	$11.17421	21,243
01/01/2017 to 12/31/2017	$11.17421	$12.25445	19,071
01/01/2018 to 12/31/2018	$12.25445	$10.96317	15,784
01/01/2019 to 12/31/2019	$10.96317	$12.39246	10,528
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.55901	$10.45715	111,834
01/01/2011 to 12/31/2011	$10.45715	$10.06190	100,473
01/01/2012 to 12/31/2012	$10.06190	$11.02249	100,679
01/01/2013 to 12/31/2013	$11.02249	$12.63063	94,962
01/01/2014 to 12/31/2014	$12.63063	$13.10456	91,039
01/01/2015 to 12/31/2015	$13.10456	$12.82457	77,535
01/01/2016 to 12/31/2016	$12.82457	$13.27871	69,862
01/01/2017 to 12/31/2017	$13.27871	$14.86240	67,590
01/01/2018 to 12/31/2018	$14.86240	$13.75968	60,802
01/01/2019 to 12/31/2019	$13.75968	$16.00425	57,487
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$11.09615	$11.22900	1,664
01/01/2011 to 12/31/2011	$11.22900	$11.18355	1,658
01/01/2012 to 12/31/2012	$11.18355	$11.40370	1,577
01/01/2013 to 12/31/2013	$11.40370	$10.86572	630
01/01/2014 to 12/31/2014	$10.86572	$10.57292	657
01/01/2015 to 12/31/2015	$10.57292	$10.34776	241
01/01/2016 to 12/31/2016	$10.34776	$10.24450	233
01/01/2017 to 12/31/2017	$10.24450	$10.14886	270
01/01/2018 to 12/31/2018	$10.14886	$9.95724	80
01/01/2019 to 12/31/2019	$9.95724	$10.14663	475
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2010 to 12/31/2010	$11.59548	$12.16575	25,667
01/01/2011 to 12/31/2011	$12.16575	$12.22671	23,137
01/01/2012 to 12/31/2012	$12.22671	$13.01836	24,638
01/01/2013 to 12/31/2013	$13.01836	$12.44693	16,372
01/01/2014 to 12/31/2014	$12.44693	$12.63628	23,622
01/01/2015 to 12/31/2015	$12.63628	$12.04831	16,295
01/01/2016 to 12/31/2016	$12.04831	$12.23193	3,603
01/01/2017 to 12/31/2017	$12.23193	$12.43447	1,622
01/01/2018 to 12/31/2018	$12.43447	$12.02949	406
01/01/2019 to 12/31/2019	$12.02949	$12.79777	543

A-121

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2019
01/01/2010 to 12/31/2010	$11.27991	$12.23489	13,077
01/01/2011 to 12/31/2011	$12.23489	$13.82101	8,076
01/01/2012 to 12/31/2012	$13.82101	$14.24978	51,974
01/01/2013 to 12/31/2013	$14.24978	$13.20865	48,694
01/01/2014 to 12/31/2014	$13.20865	$13.41382	40,872
01/01/2015 to 12/31/2015	$13.41382	$13.20506	50,048
01/01/2016 to 12/31/2016	$13.20506	$13.04855	45,641
01/01/2017 to 12/31/2017	$13.04855	$12.80680	81,377
01/01/2018 to 12/31/2018	$12.80680	$12.54254	132,584
01/01/2019 to 12/31/2019	$12.54254	$12.38715	0
AST Bond Portfolio 2020
01/01/2010 to 12/31/2010	$8.71725	$9.49620	126,793
01/01/2011 to 12/31/2011	$9.49620	$10.97729	29,729
01/01/2012 to 12/31/2012	$10.97729	$11.36708	3,135
01/01/2013 to 12/31/2013	$11.36708	$10.35016	66,633
01/01/2014 to 12/31/2014	$10.35016	$10.70203	48,228
01/01/2015 to 12/31/2015	$10.70203	$10.58294	42,720
01/01/2016 to 12/31/2016	$10.58294	$10.51000	41,596
01/01/2017 to 12/31/2017	$10.51000	$10.32807	18,808
01/01/2018 to 12/31/2018	$10.32807	$10.08743	20,087
01/01/2019 to 12/31/2019	$10.08743	$10.16893	118,798
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99711	$10.91867	34,608
01/01/2011 to 12/31/2011	$10.91867	$12.79442	82,674
01/01/2012 to 12/31/2012	$12.79442	$13.30787	32,292
01/01/2013 to 12/31/2013	$13.30787	$12.05445	10,826
01/01/2014 to 12/31/2014	$12.05445	$12.64288	21,053
01/01/2015 to 12/31/2015	$12.64288	$12.53383	23,056
01/01/2016 to 12/31/2016	$12.53383	$12.45701	22,486
01/01/2017 to 12/31/2017	$12.45701	$12.32568	19,446
01/01/2018 to 12/31/2018	$12.32568	$12.01163	21,965
01/01/2019 to 12/31/2019	$12.01163	$12.29219	8,454
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99784	$11.92297	75,766
01/01/2012 to 12/31/2012	$11.92297	$12.29148	117,699
01/01/2013 to 12/31/2013	$12.29148	$10.80505	9,066
01/01/2014 to 12/31/2014	$10.80505	$11.61541	1,620
01/01/2015 to 12/31/2015	$11.61541	$11.55048	2,066
01/01/2016 to 12/31/2016	$11.55048	$11.45643	2,112
01/01/2017 to 12/31/2017	$11.45643	$11.33437	2,159
01/01/2018 to 12/31/2018	$11.33437	$11.02175	2,784
01/01/2019 to 12/31/2019	$11.02175	$11.36772	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99712	$10.31411	38,730
01/01/2013 to 12/31/2013	$10.31411	$9.02128	235,679
01/01/2014 to 12/31/2014	$9.02128	$9.89543	140,302
01/01/2015 to 12/31/2015	$9.89543	$9.89913	36,239
01/01/2016 to 12/31/2016	$9.89913	$9.82654	33,127
01/01/2017 to 12/31/2017	$9.82654	$9.73399	33,116
01/01/2018 to 12/31/2018	$9.73399	$9.45462	31,187
01/01/2019 to 12/31/2019	$9.45462	$9.80824	11,272

A-122

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99856	$8.67833	83,093
01/01/2014 to 12/31/2014	$8.67833	$9.68612	68,927
01/01/2015 to 12/31/2015	$9.68612	$9.70225	10,325
01/01/2016 to 12/31/2016	$9.70225	$9.63075	0
01/01/2017 to 12/31/2017	$9.63075	$9.53881	16,606
01/01/2018 to 12/31/2018	$9.53881	$9.22962	4,440
01/01/2019 to 12/31/2019	$9.22962	$9.70494	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99856	$11.21090	16,540
01/01/2015 to 12/31/2015	$11.21090	$11.13756	164,746
01/01/2016 to 12/31/2016	$11.13756	$11.11677	10,108
01/01/2017 to 12/31/2017	$11.11677	$11.02659	0
01/01/2018 to 12/31/2018	$11.02659	$10.65947	0
01/01/2019 to 12/31/2019	$10.65947	$11.28742	0
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99856	$9.85692	39,835
01/01/2016 to 12/31/2016	$9.85692	$9.80066	176,284
01/01/2017 to 12/31/2017	$9.80066	$9.77766	142,155
01/01/2018 to 12/31/2018	$9.77766	$9.42312	143,034
01/01/2019 to 12/31/2019	$9.42312	$10.09861	125,290
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99712	$9.79912	70,732
01/01/2017 to 12/31/2017	$9.79912	$9.80132	55,479
01/01/2018 to 12/31/2018	$9.80132	$9.42499	63,909
01/01/2019 to 12/31/2019	$9.42499	$10.16096	63,110
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99711	$9.95508	9,110
01/01/2018 to 12/31/2018	$9.95508	$9.49565	12,624
01/01/2019 to 12/31/2019	$9.49565	$10.32066	568
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99711	$9.58282	20,435
01/01/2019 to 12/31/2019	$9.58282	$10.48153	6,414
AST Bond Portfolio 2030
01/02/2019* to 12/31/2019	$9.99856	$11.14269	3,811
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.15263	$10.10712	140,900
01/01/2011 to 12/31/2011	$10.10712	$9.60597	118,744
01/01/2012 to 12/31/2012	$9.60597	$10.63967	81,230
01/01/2013 to 12/31/2013	$10.63967	$12.71356	123,907
01/01/2014 to 12/31/2014	$12.71356	$13.24923	116,508
01/01/2015 to 12/31/2015	$13.24923	$12.97358	99,322
01/01/2016 to 12/31/2016	$12.97358	$13.50101	83,246
01/01/2017 to 12/31/2017	$13.50101	$15.50366	79,875
01/01/2018 to 12/31/2018	$15.50366	$14.15952	40,274
01/01/2019 to 12/31/2019	$14.15952	$16.85976	20,555

A-123

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$10.06304	$12.61395	1,087
01/01/2011 to 12/31/2011	$12.61395	$13.09630	770
01/01/2012 to 12/31/2012	$13.09630	$14.71293	809
01/01/2013 to 12/31/2013	$14.71293	$14.77942	85
01/01/2014 to 12/31/2014	$14.77942	$18.84559	60
01/01/2015 to 12/31/2015	$18.84559	$19.24479	37
01/01/2016 to 12/31/2016	$19.24479	$19.64845	40
01/01/2017 to 12/31/2017	$19.64845	$20.33430	127
01/01/2018 to 12/31/2018	$20.33430	$18.86108	68
01/01/2019 to 12/31/2019	$18.86108	$24.10566	71
AST Government Money Market Portfolio
01/01/2010 to 12/31/2010	$10.16715	$9.90535	12,010
01/01/2011 to 12/31/2011	$9.90535	$9.65043	25,798
01/01/2012 to 12/31/2012	$9.65043	$9.39983	25,211
01/01/2013 to 12/31/2013	$9.39983	$9.15546	2,679
01/01/2014 to 12/31/2014	$9.15546	$8.91737	7,760
01/01/2015 to 12/31/2015	$8.91737	$8.68553	5,806
01/01/2016 to 12/31/2016	$8.68553	$8.46045	3,375
01/01/2017 to 12/31/2017	$8.46045	$8.26901	2,161
01/01/2018 to 12/31/2018	$8.26901	$8.15745	457
01/01/2019 to 12/31/2019	$8.15745	$8.07978	720
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$7.56831	$8.34177	91
01/01/2011 to 12/31/2011	$8.34177	$7.78523	55
01/01/2012 to 12/31/2012	$7.78523	$8.86302	0
01/01/2013 to 12/31/2013	$8.86302	$12.07377	1,543
01/01/2014 to 12/31/2014	$12.07377	$13.37652	1,281
01/01/2015 to 12/31/2015	$13.37652	$12.00784	490
01/01/2016 to 12/31/2016	$12.00784	$14.02239	430
01/01/2017 to 12/31/2017	$14.02239	$16.28041	750
01/01/2018 to 12/31/2018	$16.28041	$13.61088	551
01/01/2019 to 12/31/2019	$13.61088	$17.17099	1,126
AST International Growth Portfolio
01/01/2010 to 12/31/2010	$9.77092	$10.89685	405
01/01/2011 to 12/31/2011	$10.89685	$9.24206	150
01/01/2012 to 12/31/2012	$9.24206	$10.83472	186
01/01/2013 to 12/31/2013	$10.83472	$12.56422	290
01/01/2014 to 12/31/2014	$12.56422	$11.56139	292
01/01/2015 to 12/31/2015	$11.56139	$11.61526	189
01/01/2016 to 12/31/2016	$11.61526	$10.88649	139
01/01/2017 to 12/31/2017	$10.88649	$14.36104	318
01/01/2018 to 12/31/2018	$14.36104	$12.12106	95
01/01/2019 to 12/31/2019	$12.12106	$15.59704	286
AST International Value Portfolio
01/01/2010 to 12/31/2010	$10.48755	$11.34710	1,149
01/01/2011 to 12/31/2011	$11.34710	$9.66539	1,084
01/01/2012 to 12/31/2012	$9.66539	$10.98364	1,021
01/01/2013 to 12/31/2013	$10.98364	$12.78085	331
01/01/2014 to 12/31/2014	$12.78085	$11.61406	827
01/01/2015 to 12/31/2015	$11.61406	$11.40455	632
01/01/2016 to 12/31/2016	$11.40455	$11.17312	342
01/01/2017 to 12/31/2017	$11.17312	$13.36633	0
01/01/2018 to 12/31/2018	$13.36633	$10.91630	0
01/01/2019 to 12/31/2019	$10.91630	$12.76149	87

A-124

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Investment Grade Bond Portfolio
01/01/2010 to 12/31/2010	$11.80058	$12.73638	0
01/01/2011 to 12/31/2011	$12.73638	$13.94983	0
01/01/2012 to 12/31/2012	$13.94983	$14.86389	0
01/01/2013 to 12/31/2013	$14.86389	$14.01666	0
01/01/2014 to 12/31/2014	$14.01666	$14.57106	0
01/01/2015 to 12/31/2015	$14.57106	$14.35871	0
01/01/2016 to 12/31/2016	$14.35871	$14.57435	0
01/01/2017 to 12/31/2017	$14.57435	$14.80860	0
01/01/2018 to 12/31/2018	$14.80860	$14.38295	0
01/01/2019 to 12/31/2019	$14.38295	$15.58246	0
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$10.18002	$10.62653	211
01/01/2011 to 12/31/2011	$10.62653	$9.40345	152
01/01/2012 to 12/31/2012	$9.40345	$11.16520	196
01/01/2013 to 12/31/2013	$11.16520	$12.54551	208
01/01/2014 to 12/31/2014	$12.54551	$11.44153	185
01/01/2015 to 12/31/2015	$11.44153	$10.83258	124
01/01/2016 to 12/31/2016	$10.83258	$10.75553	139
01/01/2017 to 12/31/2017	$10.75553	$13.58119	266
01/01/2018 to 12/31/2018	$13.58119	$10.91549	2,718
01/01/2019 to 12/31/2019	$10.91549	$13.52607	666
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$8.77263	$10.23241	6,541
01/01/2011 to 12/31/2011	$10.23241	$9.87570	4,812
01/01/2012 to 12/31/2012	$9.87570	$10.79837	4,805
01/01/2013 to 12/31/2013	$10.79837	$14.36845	3,945
01/01/2014 to 12/31/2014	$14.36845	$15.47693	5,196
01/01/2015 to 12/31/2015	$15.47693	$16.59283	3,992
01/01/2016 to 12/31/2016	$16.59283	$17.06366	993
01/01/2017 to 12/31/2017	$17.06366	$22.10471	1,066
01/01/2018 to 12/31/2018	$22.10471	$20.94821	434
01/01/2019 to 12/31/2019	$20.94821	$26.85745	785
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$9.59998	$10.54600	10,531
01/01/2011 to 12/31/2011	$10.54600	$10.21120	8,789
01/01/2012 to 12/31/2012	$10.21120	$11.64449	8,260
01/01/2013 to 12/31/2013	$11.64449	$15.50501	6,420
01/01/2014 to 12/31/2014	$15.50501	$16.41734	5,819
01/01/2015 to 12/31/2015	$16.41734	$17.14649	5,253
01/01/2016 to 12/31/2016	$17.14649	$17.02095	0
01/01/2017 to 12/31/2017	$17.02095	$21.67110	0
01/01/2018 to 12/31/2018	$21.67110	$21.55830	0
01/01/2019 to 12/31/2019	$21.55830	$28.93089	0
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.14097	$13.00287	826
01/01/2011 to 12/31/2011	$13.00287	$12.28825	221
01/01/2012 to 12/31/2012	$12.28825	$14.31583	250
01/01/2013 to 12/31/2013	$14.31583	$18.43247	284
01/01/2014 to 12/31/2014	$18.43247	$20.02280	296
01/01/2015 to 12/31/2015	$20.02280	$18.39335	452
01/01/2016 to 12/31/2016	$18.39335	$18.21086	364
01/01/2017 to 12/31/2017	$18.21086	$22.54443	579
01/01/2018 to 12/31/2018	$22.54443	$21.00020	1,367
01/01/2019 to 12/31/2019	$21.00020	$26.62232	600

A-125

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.01655	$10.84057	5,126
01/01/2011 to 12/31/2011	$10.84057	$10.29688	1,230
01/01/2012 to 12/31/2012	$10.29688	$11.74656	1,377
01/01/2013 to 12/31/2013	$11.74656	$16.24753	538
01/01/2014 to 12/31/2014	$16.24753	$18.08026	466
01/01/2015 to 12/31/2015	$18.08026	$16.61739	209
01/01/2016 to 12/31/2016	$16.61739	$19.13725	195
01/01/2017 to 12/31/2017	$19.13725	$21.21153	263
01/01/2018 to 12/31/2018	$21.21153	$17.26016	1,550
01/01/2019 to 12/31/2019	$17.26016	$20.34440	342
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.23885	$11.02704	201,065
01/01/2011 to 12/31/2011	$11.02704	$10.84796	203,285
01/01/2012 to 12/31/2012	$10.84796	$11.66151	188,003
01/01/2013 to 12/31/2013	$11.66151	$12.40470	139,625
01/01/2014 to 12/31/2014	$12.40470	$12.78005	149,631
01/01/2015 to 12/31/2015	$12.78005	$12.46563	128,582
01/01/2016 to 12/31/2016	$12.46563	$12.81325	113,680
01/01/2017 to 12/31/2017	$12.81325	$13.74537	127,057
01/01/2018 to 12/31/2018	$13.74537	$13.00589	109,646
01/01/2019 to 12/31/2019	$13.00589	$14.53500	59,187
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.11116	$11.76272	3,659
01/01/2011 to 12/31/2011	$11.76272	$9.95505	2,792
01/01/2012 to 12/31/2012	$9.95505	$11.64208	2,747
01/01/2013 to 12/31/2013	$11.64208	$15.96740	2,094
01/01/2014 to 12/31/2014	$15.96740	$16.32071	1,876
01/01/2015 to 12/31/2015	$16.32071	$16.10855	1,654
01/01/2016 to 12/31/2016	$16.10855	$16.89879	90
01/01/2017 to 12/31/2017	$16.89879	$21.01884	251
01/01/2018 to 12/31/2018	$21.01884	$18.24948	342
01/01/2019 to 12/31/2019	$18.24948	$24.25994	246
AST Small-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$9.77994	$12.99493	406
01/01/2011 to 12/31/2011	$12.99493	$12.53366	172
01/01/2012 to 12/31/2012	$12.53366	$13.69354	222
01/01/2013 to 12/31/2013	$13.69354	$18.02909	540
01/01/2014 to 12/31/2014	$18.02909	$18.23095	535
01/01/2015 to 12/31/2015	$18.23095	$17.89639	277
01/01/2016 to 12/31/2016	$17.89639	$19.53743	215
01/01/2017 to 12/31/2017	$19.53743	$23.58233	318
01/01/2018 to 12/31/2018	$23.58233	$21.03552	1,622
01/01/2019 to 12/31/2019	$21.03552	$26.65991	334
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.61301	$11.79720	3,595
01/01/2011 to 12/31/2011	$11.79720	$10.80410	2,958
01/01/2012 to 12/31/2012	$10.80410	$12.43371	3,073
01/01/2013 to 12/31/2013	$12.43371	$16.64016	2,235
01/01/2014 to 12/31/2014	$16.64016	$17.06140	2,107
01/01/2015 to 12/31/2015	$17.06140	$15.90156	1,834
01/01/2016 to 12/31/2016	$15.90156	$20.01250	346
01/01/2017 to 12/31/2017	$20.01250	$20.92584	250
01/01/2018 to 12/31/2018	$20.92584	$16.89891	357
01/01/2019 to 12/31/2019	$16.89891	$20.07741	169

A-126

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$11.27812	$12.72189	5,086
01/01/2011 to 12/31/2011	$12.72189	$12.18154	3,744
01/01/2012 to 12/31/2012	$12.18154	$13.95040	3,473
01/01/2013 to 12/31/2013	$13.95040	$19.57019	3,071
01/01/2014 to 12/31/2014	$19.57019	$20.65228	2,768
01/01/2015 to 12/31/2015	$20.65228	$22.04315	2,243
01/01/2016 to 12/31/2016	$22.04315	$22.05079	147
01/01/2017 to 12/31/2017	$22.05079	$29.61697	308
01/01/2018 to 12/31/2018	$29.61697	$29.95801	1,691
01/01/2019 to 12/31/2019	$29.95801	$37.41668	501
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$8.73546	$9.56715	5,817
01/01/2011 to 12/31/2011	$9.56715	$9.27296	4,819
01/01/2012 to 12/31/2012	$9.27296	$10.24190	4,719
01/01/2013 to 12/31/2013	$10.24190	$13.43027	3,706
01/01/2014 to 12/31/2014	$13.43027	$13.28484	3,359
01/01/2015 to 12/31/2015	$13.28484	$12.15469	3,032
01/01/2016 to 12/31/2016	$12.15469	$12.56496	0
01/01/2017 to 12/31/2017	$12.56496	$14.26508	0
01/01/2018 to 12/31/2018	$14.26508	$12.54313	3,559
01/01/2019 to 12/31/2019	$12.54313	$15.38990	1,659
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$10.75207	$11.07406	1,466
01/01/2011 to 12/31/2011	$11.07406	$11.23154	1,319
01/01/2012 to 12/31/2012	$11.23154	$11.51069	1,452
01/01/2013 to 12/31/2013	$11.51069	$10.79058	502
01/01/2014 to 12/31/2014	$10.79058	$10.56854	392
01/01/2015 to 12/31/2015	$10.56854	$9.81839	211
01/01/2016 to 12/31/2016	$9.81839	$9.98046	168
01/01/2017 to 12/31/2017	$9.98046	$9.92004	230
01/01/2018 to 12/31/2018	$9.92004	$9.85375	161
01/01/2019 to 12/31/2019	$9.85375	$9.75153	484
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$9.32312	$11.22469	214
01/01/2011 to 12/31/2011	$11.22469	$10.55596	458
01/01/2012 to 12/31/2012	$10.55596	$12.17384	648
01/01/2013 to 12/31/2013	$12.17384	$15.70106	339
01/01/2014 to 12/31/2014	$15.70106	$17.58210	380
01/01/2015 to 12/31/2015	$17.58210	$15.99321	287
01/01/2016 to 12/31/2016	$15.99321	$17.75877	322
01/01/2017 to 12/31/2017	$17.75877	$20.50386	222
01/01/2018 to 12/31/2018	$20.50386	$16.66784	75
01/01/2019 to 12/31/2019	$16.66784	$19.34268	24
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.00573	$10.50555	19,076
01/01/2011 to 12/31/2011	$10.50555	$10.84946	16,479
01/01/2012 to 12/31/2012	$10.84946	$11.39668	15,820
01/01/2013 to 12/31/2013	$11.39668	$10.93464	15,713
01/01/2014 to 12/31/2014	$10.93464	$11.41693	14,700
01/01/2015 to 12/31/2015	$11.41693	$11.25757	12,685
01/01/2016 to 12/31/2016	$11.25757	$11.53028	1,242
01/01/2017 to 12/31/2017	$11.53028	$11.93971	1,580
01/01/2018 to 12/31/2018	$11.93971	$11.36441	6,635
01/01/2019 to 12/31/2019	$11.36441	$12.43063	2,237

A-127

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$8.92993	$10.74975	0
01/01/2011 to 12/31/2011	$10.74975	$9.13138	0
01/01/2012 to 12/31/2012	$9.13138	$10.11032	0
01/01/2013 to 12/31/2013	$10.11032	$11.81095	0
01/01/2014 to 12/31/2014	$11.81095	$10.89403	0
01/01/2015 to 12/31/2015	$10.89403	$10.85433	0
01/01/2016 to 12/31/2016	$10.85433	$10.91703	0
01/01/2017 to 12/31/2017	$10.91703	$13.27741	0
01/01/2018 to 12/31/2018	$13.27741	$10.75017	0
01/01/2019 to 12/31/2019	$10.75017	$12.09391	32
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.95682	$13.75666	177
01/01/2011 to 12/31/2011	$13.75666	$12.68176	168
01/01/2012 to 12/31/2012	$12.68176	$14.91518	209
01/01/2013 to 12/31/2013	$14.91518	$20.37009	17
01/01/2014 to 12/31/2014	$20.37009	$20.65143	44
01/01/2015 to 12/31/2015	$20.65143	$20.44054	28
01/01/2016 to 12/31/2016	$20.44054	$20.06318	15
01/01/2017 to 12/31/2017	$20.06318	$26.37410	20
01/01/2018 to 12/31/2018	$26.37410	$25.81772	0
01/01/2019 to 12/31/2019	$25.81772	$34.55011	0
*Denotes the start date of these sub-accounts

A-128

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Nonqualified Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.96159	$11.04184	243,717
01/01/2011 to 12/31/2011	$11.04184	$10.64084	237,622
01/01/2012 to 12/31/2012	$10.64084	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
01/01/2019 to 12/31/2019	$13.56731	$15.58812	440,997
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.21620	$11.35945	323,653
01/01/2011 to 12/31/2011	$11.35945	$11.10921	402,312
01/01/2012 to 12/31/2012	$11.10921	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792
01/01/2019 to 12/31/2019	$17.02790	$20.13092	1,383,121
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$18.14757	$18.66660	283,949
01/01/2011 to 12/31/2011	$18.66660	$18.89558	241,831
01/01/2012 to 12/31/2012	$18.89558	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
01/01/2019 to 12/31/2019	$18.85686	$19.53091	356,556
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.78193	$10.97936	364,312
01/01/2011 to 12/31/2011	$10.97936	$10.60593	310,209
01/01/2012 to 12/31/2012	$10.60593	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850
01/01/2019 to 12/31/2019	$17.52258	$21.20681	1,359,282

A-129

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$20.71416	$26.39075	88,762
01/01/2011 to 12/31/2011	$26.39075	$27.84886	75,280
01/01/2012 to 12/31/2012	$27.84886	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
01/01/2019 to 12/31/2019	$44.95306	$58.39609	46,577
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$17.40422	$19.49750	184,694
01/01/2011 to 12/31/2011	$19.49750	$18.49519	150,135
01/01/2012 to 12/31/2012	$18.49519	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010
01/01/2019 to 12/31/2019	$36.24151	$46.47188	107,070
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$20.36525	$21.60723	99,329
01/01/2011 to 12/31/2011	$21.60723	$19.43423	88,820
01/01/2012 to 12/31/2012	$19.43423	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
01/01/2019 to 12/31/2019	$25.28549	$31.84726	120,904
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.97101	$18.93443	364,357
01/01/2011 to 12/31/2011	$18.93443	$18.57408	314,477
01/01/2012 to 12/31/2012	$18.57408	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719
01/01/2019 to 12/31/2019	$44.15911	$57.54562	290,184
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$7.75095	$8.65441	303,538
01/01/2011 to 12/31/2011	$8.65441	$8.51702	270,926
01/01/2012 to 12/31/2012	$8.51702	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898
01/01/2019 to 12/31/2019	$20.15385	$27.49017	235,797

A-130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.94864	$5.87050	288,663
01/01/2011 to 12/31/2011	$5.87050	$5.63884	242,754
01/01/2012 to 12/31/2012	$5.63884	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352
01/01/2019 to 12/31/2019	$10.80137	$13.91803	660,545
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$28.55300	$34.89213	147,445
01/01/2011 to 12/31/2011	$34.89213	$33.68548	125,064
01/01/2012 to 12/31/2012	$33.68548	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
01/01/2019 to 12/31/2019	$63.28798	$75.82226	92,932
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.94265	$11.97851	203,990
01/01/2011 to 12/31/2011	$11.97851	$11.97699	173,004
01/01/2012 to 12/31/2012	$11.97699	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067
01/01/2019 to 12/31/2019	$16.09460	$18.28231	656,877
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.91508	$13.01055	81,914
01/01/2011 to 12/31/2011	$13.01055	$11.19172	137,269
01/01/2012 to 12/31/2012	$11.19172	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
01/01/2019 to 12/31/2019	$22.99549	$31.07100	128,089
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$20.48991	$25.55800	142,958
01/01/2011 to 12/31/2011	$25.55800	$23.79052	125,180
01/01/2012 to 12/31/2012	$23.79052	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361
01/01/2019 to 12/31/2019	$41.70798	$50.36634	90,240

A-131

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.73192	$11.94657	84,321
01/01/2011 to 12/31/2011	$11.94657	$11.76908	70,324
01/01/2012 to 12/31/2012	$11.76908	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
01/01/2019 to 12/31/2019	$17.84384	$22.25316	585,828
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$17.48558	$18.30498	130,474
01/01/2011 to 12/31/2011	$18.30498	$18.86935	127,285
01/01/2012 to 12/31/2012	$18.86935	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
01/01/2019 to 12/31/2019	$18.55587	$18.66503	136,761
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.88890	$14.54868	63,900
01/01/2011 to 12/31/2011	$14.54868	$13.90624	39,508
01/01/2012 to 12/31/2012	$13.90624	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156
01/01/2019 to 12/31/2019	$24.61150	$29.03026	32,563
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.35775	$11.05377	13,807
01/01/2011 to 12/31/2011	$11.05377	$11.60263	26,245
01/01/2012 to 12/31/2012	$11.60263	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461
01/01/2019 to 12/31/2019	$13.62211	$15.14479	450,459
*Denotes the start date of these sub-accounts

A-132

Optimum
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Qualified Beneficiary Continuation Option - 1.40% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.79831	$10.81708	6,859,093
01/01/2011 to 12/31/2011	$10.81708	$10.38228	5,711,531
01/01/2012 to 12/31/2012	$10.38228	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
01/01/2019 to 12/31/2019	$12.86718	$14.72391	5,536,253
AST Balanced Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.04850	$11.12800	5,591,782
01/01/2011 to 12/31/2011	$11.12800	$10.83909	4,650,465
01/01/2012 to 12/31/2012	$10.83909	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479
01/01/2019 to 12/31/2019	$16.14950	$19.01531	5,379,230
AST BlackRock Low Duration Bond Portfolio
01/01/2010 to 12/31/2010	$17.10139	$17.51939	10,893,336
01/01/2011 to 12/31/2011	$17.51939	$17.66265	8,916,345
01/01/2012 to 12/31/2012	$17.66265	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
01/01/2019 to 12/31/2019	$17.13398	$17.67486	3,330,585
AST Capital Growth Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$9.62144	$10.75564	5,658,094
01/01/2011 to 12/31/2011	$10.75564	$10.34786	4,500,509
01/01/2012 to 12/31/2012	$10.34786	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935
01/01/2019 to 12/31/2019	$16.61840	$20.03129	8,654,530

A-133

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2010 to 12/31/2010	$19.73162	$25.03747	2,054,835
01/01/2011 to 12/31/2011	$25.03747	$26.31435	1,636,127
01/01/2012 to 12/31/2012	$26.31435	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
01/01/2019 to 12/31/2019	$41.28906	$53.41975	517,363
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$17.31043	$19.31418	4,821,463
01/01/2011 to 12/31/2011	$19.31418	$18.24735	3,892,159
01/01/2012 to 12/31/2012	$18.24735	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509
01/01/2019 to 12/31/2019	$34.75632	$44.38727	1,398,612
AST J.P. Morgan International Equity Portfolio
01/01/2010 to 12/31/2010	$32.16453	$33.98828	2,383,365
01/01/2011 to 12/31/2011	$33.98828	$30.44657	1,957,140
01/01/2012 to 12/31/2012	$30.44657	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932
01/01/2019 to 12/31/2019	$38.50595	$48.30270	761,508
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$15.21143	$17.96108	13,671,294
01/01/2011 to 12/31/2011	$17.96108	$17.54824	10,865,925
01/01/2012 to 12/31/2012	$17.54824	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
01/01/2019 to 12/31/2019	$40.55449	$52.63467	6,440,550
AST MFS Growth Portfolio
01/01/2010 to 12/31/2010	$7.43685	$8.27021	12,292,529
01/01/2011 to 12/31/2011	$8.27021	$8.10610	10,114,014
01/01/2012 to 12/31/2012	$8.10610	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316
01/01/2019 to 12/31/2019	$18.64522	$25.32966	3,439,971

A-134

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Mid-Cap Growth Portfolio
01/01/2010 to 12/31/2010	$4.75836	$5.62196	6,101,814
01/01/2011 to 12/31/2011	$5.62196	$5.37833	4,535,367
01/01/2012 to 12/31/2012	$5.37833	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702
01/01/2019 to 12/31/2019	$10.01412	$12.85141	9,266,517
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$28.05100	$34.14026	5,420,696
01/01/2011 to 12/31/2011	$34.14026	$32.82655	4,323,383
01/01/2012 to 12/31/2012	$32.82655	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
01/01/2019 to 12/31/2019	$59.95055	$71.53346	1,343,273
AST Preservation Asset Allocation Portfolio
01/01/2010 to 12/31/2010	$10.76349	$11.73478	5,322,609
01/01/2011 to 12/31/2011	$11.73478	$11.68598	5,359,826
01/01/2012 to 12/31/2012	$11.68598	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564
01/01/2019 to 12/31/2019	$15.26462	$17.26955	5,375,267
AST Small-Cap Growth Opportunities Portfolio
01/01/2010 to 12/31/2010	$9.55274	$12.48459	2,233,337
01/01/2011 to 12/31/2011	$12.48459	$10.69598	6,022,637
01/01/2012 to 12/31/2012	$10.69598	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
01/01/2019 to 12/31/2019	$21.36279	$28.74833	1,923,581
AST Small-Cap Value Portfolio
01/01/2010 to 12/31/2010	$19.43917	$24.14936	4,383,068
01/01/2011 to 12/31/2011	$24.14936	$22.38867	3,448,221
01/01/2012 to 12/31/2012	$22.38867	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607
01/01/2019 to 12/31/2019	$38.15322	$45.88763	1,088,105

A-135

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2010 to 12/31/2010	$10.33955	$11.46331	2,336,317
01/01/2011 to 12/31/2011	$11.46331	$11.24735	1,901,525
01/01/2012 to 12/31/2012	$11.24735	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362
01/01/2019 to 12/31/2019	$16.57594	$20.58841	6,552,217
AST Templeton Global Bond Portfolio
01/01/2010 to 12/31/2010	$16.28603	$16.98032	3,320,976
01/01/2011 to 12/31/2011	$16.98032	$17.43333	2,810,279
01/01/2012 to 12/31/2012	$17.43333	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725
01/01/2019 to 12/31/2019	$16.66437	$16.69463	1,083,981
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2010 to 12/31/2010	$11.45433	$13.96046	1,567,706
01/01/2011 to 12/31/2011	$13.96046	$13.29015	1,252,740
01/01/2012 to 12/31/2012	$13.29015	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219
01/01/2019 to 12/31/2019	$22.86353	$26.85937	387,825
AST Western Asset Core Plus Bond Portfolio
01/01/2010 to 12/31/2010	$10.26911	$10.91487	675,981
01/01/2011 to 12/31/2011	$10.91487	$11.41068	908,418
01/01/2012 to 12/31/2012	$11.41068	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
01/01/2019 to 12/31/2019	$13.02235	$14.41951	2,741,774
*Denotes the start date of these sub-accounts

A-136

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$606,032,365	$454,829,687	$129,946,119	$686,630,997
Net Assets	$—	$606,032,365	$454,829,687	$129,946,119	$686,630,997

NET ASSETS, representing:
Accumulation units	$—	$605,331,092	$454,720,232	$129,775,343	$686,577,284
Contracts in payout (annuitization) period	—	701,273	109,455	170,776	53,713
	$—	$606,032,365	$454,829,687	$129,946,119	$686,630,997

Units outstanding	—	13,440,860	39,170,263	2,450,197	29,386,228

Portfolio shares held	—	13,131,796	454,829,687	8,986,592	33,026,984
Portfolio net asset value per share	$—	$46.15	$1.00	$14.46	$20.79
Investment in portfolio shares, at cost	$—	$338,724,538	$454,829,687	$93,741,416	$491,647,458

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	4/26/2019**	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$7,757,330	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,804,515	8,381,281	5,773,944	1,673,149	9,427,537

NET INVESTMENT INCOME (LOSS)	(2,804,515)	(8,381,281)	1,983,386	(1,673,149)	(9,427,537)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	176,733,453	60,407,028	—	8,230,439	22,219,907
Net change in unrealized appreciation (depreciation) on investments	(95,448,397)	82,706,804	—	24,821,942	68,395,026
NET GAIN (LOSS) ON INVESTMENTS	81,285,056	143,113,832	—	33,052,381	90,614,933

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$78,480,541	$134,732,551	$1,983,386	$31,379,232	$81,187,396

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$683,295,113	$166,925,267	$229,609,536	$69,244,287	$209,773,154
Net Assets	$683,295,113	$166,925,267	$229,609,536	$69,244,287	$209,773,154

NET ASSETS, representing:
Accumulation units	$679,191,023	$165,586,074	$229,035,637	$68,748,550	$208,527,941
Contracts in payout (annuitization) period	4,104,090	1,339,193	573,899	495,737	1,245,213
	$683,295,113	$166,925,267	$229,609,536	$69,244,287	$209,773,154

Units outstanding	31,214,229	5,969,338	6,718,152	2,380,802	5,272,961

Portfolio shares held	39,680,320	14,668,301	9,515,522	2,700,635	7,241,048
Portfolio net asset value per share	$17.22	$11.38	$24.13	$25.64	$28.97
Investment in portfolio shares, at cost	$624,835,740	$150,864,709	$125,287,707	$56,072,830	$136,421,524

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	7,070,300	2,155,173	3,157,252	925,332	2,988,083

NET INVESTMENT INCOME (LOSS)	(7,070,300)	(2,155,173)	(3,157,252)	(925,332)	(2,988,083)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,159,031	9,017,345	21,502,497	2,126,390	16,260,780
Net change in unrealized appreciation (depreciation) on investments	50,170,034	13,379,953	45,889,758	9,137,580	24,310,605
NET GAIN (LOSS) ON INVESTMENTS	70,329,065	22,397,298	67,392,255	11,263,970	40,571,385

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$63,258,765	$20,242,125	$64,235,003	$10,338,638	$37,583,302

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$455,111,815	$170,091,440	$257,162,355	$863,935,538	$240,347,031
Net Assets	$455,111,815	$170,091,440	$257,162,355	$863,935,538	$240,347,031

NET ASSETS, representing:
Accumulation units	$454,062,435	$169,617,865	$255,852,485	$859,857,138	$239,785,589
Contracts in payout (annuitization) period	1,049,380	473,575	1,309,870	4,078,400	561,442
	$455,111,815	$170,091,440	$257,162,355	$863,935,538	$240,347,031

Units outstanding	25,435,004	3,303,427	8,593,431	19,750,867	8,372,935

Portfolio shares held	38,765,913	6,795,503	7,773,953	13,524,351	7,202,488
Portfolio net asset value per share	$11.74	$25.03	$33.08	$63.88	$33.37
Investment in portfolio shares, at cost	$295,485,652	$124,258,424	$163,397,169	$403,257,400	$108,268,110

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	6,141,947	2,198,913	3,693,087	12,243,505	3,255,955

NET INVESTMENT INCOME (LOSS)	(6,141,947)	(2,198,913)	(3,693,087)	(12,243,505)	(3,255,955)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,667,380	6,010,794	16,996,208	90,024,916	24,763,726
Net change in unrealized appreciation (depreciation) on investments	91,880,825	26,000,822	45,163,931	139,885,875	46,787,712
NET GAIN (LOSS) ON INVESTMENTS	115,548,205	32,011,616	62,160,139	229,910,791	71,551,438

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$109,406,258	$29,812,703	$58,467,052	$217,667,286	$68,295,483

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio
ASSETS
Investment in the portfolios, at fair value	$302,161,947	$159,836,869	$281,419,047	$1,052,390,049	$168,503,133
Net Assets	$302,161,947	$159,836,869	$281,419,047	$1,052,390,049	$168,503,133

NET ASSETS, representing:
Accumulation units	$300,819,014	$159,650,380	$280,278,480	$1,045,812,347	$166,969,302
Contracts in payout (annuitization) period	1,342,933	186,489	1,140,567	6,577,702	1,533,831
	$302,161,947	$159,836,869	$281,419,047	$1,052,390,049	$168,503,133

Units outstanding	5,809,717	3,946,411	19,028,490	50,846,911	5,103,827

Portfolio shares held	8,559,829	3,012,948	24,860,340	71,107,436	4,828,170
Portfolio net asset value per share	$35.30	$53.05	$11.32	$14.80	$34.90
Investment in portfolio shares, at cost	$188,855,166	$109,330,238	$262,502,910	$901,622,904	$111,536,601

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4,084,012	2,180,609	4,008,629	14,751,212	2,181,312

NET INVESTMENT INCOME (LOSS)	(4,084,012)	(2,180,609)	(4,008,629)	(14,751,212)	(2,181,312)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,843,654	9,087,684	1,190,617	17,038,738	12,036,868
Net change in unrealized appreciation (depreciation) on investments	35,273,744	29,543,949	11,451,682	75,462,174	23,101,225
NET GAIN (LOSS) ON INVESTMENTS	55,117,398	38,631,633	12,642,299	92,500,912	35,138,093

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$51,033,386	$36,451,024	$8,633,670	$77,749,700	$32,956,781

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$115,904,514	$2,326,846,744	$109,332,291	$207,482,678	$160,499,441
Net Assets	$115,904,514	$2,326,846,744	$109,332,291	$207,482,678	$160,499,441

NET ASSETS, representing:
Accumulation units	$115,858,023	$2,326,813,813	$109,051,228	$206,556,369	$159,639,455
Contracts in payout (annuitization) period	46,491	32,931	281,063	926,309	859,986
	$115,904,514	$2,326,846,744	$109,332,291	$207,482,678	$160,499,441

Units outstanding	3,450,983	74,975,141	5,672,063	5,957,692	5,791,300

Portfolio shares held	5,146,737	69,437,384	5,094,701	8,602,101	4,962,877
Portfolio net asset value per share	$22.52	$33.51	$21.46	$24.12	$32.34
Investment in portfolio shares, at cost	$101,012,228	$1,519,973,612	$87,618,808	$143,645,471	$124,232,228

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,400,751	31,873,852	1,553,494	2,761,322	2,070,300

NET INVESTMENT INCOME (LOSS)	(1,400,751)	(31,873,852)	(1,553,494)	(2,761,322)	(2,070,300)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,254,416	93,675,283	3,616,471	10,663,358	4,601,772
Net change in unrealized appreciation (depreciation) on investments	14,348,342	327,488,873	15,324,428	40,954,767	31,642,489
NET GAIN (LOSS) ON INVESTMENTS	15,602,758	421,164,156	18,940,899	51,618,125	36,244,261

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$14,202,007	$389,290,304	$17,387,405	$48,856,803	$34,173,961

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$119,724,329	$317,474,855	$312,255,996	$4,167,400,669	$1,589,554,810
Net Assets	$119,724,329	$317,474,855	$312,255,996	$4,167,400,669	$1,589,554,810

NET ASSETS, representing:
Accumulation units	$119,052,197	$316,932,750	$312,255,996	$4,167,400,669	$1,589,008,412
Contracts in payout (annuitization) period	672,132	542,105	—	—	546,398
	$119,724,329	$317,474,855	$312,255,996	$4,167,400,669	$1,589,554,810

Units outstanding	7,501,472	10,912,920	18,448,099	207,219,958	107,878,088

Portfolio shares held	10,502,134	15,463,948	17,925,143	191,516,575	98,607,619
Portfolio net asset value per share	$11.40	$20.53	$17.42	$21.76	$16.12
Investment in portfolio shares, at cost	$113,557,861	$202,126,390	$234,119,392	$2,416,407,559	$1,197,973,050

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,707,512	4,546,047	4,243,399	60,997,381	23,404,169

NET INVESTMENT INCOME (LOSS)	(1,707,512)	(4,546,047)	(4,243,399)	(60,997,381)	(23,404,169)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	813,995	25,135,133	8,481,287	229,890,406	46,026,383
Net change in unrealized appreciation (depreciation) on investments	1,090,629	60,203,857	46,497,614	576,405,355	178,970,836
NET GAIN (LOSS) ON INVESTMENTS	1,904,624	85,338,990	54,978,901	806,295,761	224,997,219

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$197,112	$80,792,943	$50,735,502	$745,298,380	$201,593,050

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947
Net Assets	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947

NET ASSETS, representing:
Accumulation units	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947
Contracts in payout (annuitization) period	—	—	—	—	—
	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947

Units outstanding	123,490,792	89,864,156	44,735,421	33,093,247	36,038,242

Portfolio shares held	116,093,488	85,792,570	41,589,105	30,771,632	34,523,884
Portfolio net asset value per share	$20.48	$18.06	$15.96	$18.01	$15.28
Investment in portfolio shares, at cost	$1,385,783,352	$1,084,593,654	$495,413,658	$386,654,219	$413,638,239

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	33,870,047	23,132,400	8,894,324	7,456,091	6,973,628

NET INVESTMENT INCOME (LOSS)	(33,870,047)	(23,132,400)	(8,894,324)	(7,456,091)	(6,973,628)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	104,402,813	53,160,638	22,276,013	20,388,439	15,505,189
Net change in unrealized appreciation (depreciation) on investments	305,795,679	157,560,958	81,983,783	72,700,673	57,450,274
NET GAIN (LOSS) ON INVESTMENTS	410,198,492	210,721,596	104,259,796	93,089,112	72,955,463

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$376,328,445	$187,589,196	$95,365,472	$85,633,021	$65,981,835

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$662,452,148	$947,055	$3,034,001	$487,983	$4,634,983
Net Assets	$662,452,148	$947,055	$3,034,001	$487,983	$4,634,983

NET ASSETS, representing:
Accumulation units	$661,124,788	$947,055	$3,034,001	$487,983	$4,477,160
Contracts in payout (annuitization) period	1,327,360	—	—	—	157,823
	$662,452,148	$947,055	$3,034,001	$487,983	$4,634,983

Units outstanding	45,586,442	40,295	101,369	9,231	224,275

Portfolio shares held	47,116,084	111,681	190,100	27,384	499,459
Portfolio net asset value per share	$14.06	$8.48	$15.96	$17.82	$9.28
Investment in portfolio shares, at cost	$577,267,638	$1,078,566	$2,597,831	$446,849	$3,687,779

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$14,151	$57,211	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	9,188,791	12,358	28,893	4,429	62,341

NET INVESTMENT INCOME (LOSS)	(9,188,791)	1,793	28,318	(4,429)	(62,341)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	44,550	134,683	91,265	—
Net realized gain (loss) on shares redeemed	13,373,688	(30,859)	131,872	46,568	346,420
Net change in unrealized appreciation (depreciation) on investments	61,322,822	205,858	227,350	3,367	965,574
NET GAIN (LOSS) ON INVESTMENTS	74,696,510	219,549	493,905	141,200	1,311,994

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$65,507,719	$221,342	$522,223	$136,771	$1,249,653

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials
ASSETS
Investment in the portfolios, at fair value	$7,612,501	$4,787,470	$2,482,731	$7,707,821	$4,824,129
Net Assets	$7,612,501	$4,787,470	$2,482,731	$7,707,821	$4,824,129

NET ASSETS, representing:
Accumulation units	$7,612,501	$4,787,470	$2,482,575	$7,707,821	$4,824,129
Contracts in payout (annuitization) period	—	—	156	—	—
	$7,612,501	$4,787,470	$2,482,731	$7,707,821	$4,824,129

Units outstanding	284,822	435,256	1,794,220	234,769	219,986

Portfolio shares held	122,486	166,579	93,759	101,246	74,550
Portfolio net asset value per share	$62.15	$28.74	$26.48	$76.13	$64.71
Investment in portfolio shares, at cost	$7,131,192	$4,214,290	$2,736,602	$6,930,108	$4,779,443

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$16,545	$40,768	$2,265	$—	$17,079

EXPENSES
Charges for mortality and expense risk,
and for administration	94,437	51,020	35,600	92,387	62,493

NET INVESTMENT INCOME (LOSS)	(77,892)	(10,252)	(33,335)	(92,387)	(45,414)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	29,592	149,247
Net realized gain (loss) on shares redeemed	176,978	(121,918)	(370,569)	(399,486)	(246,090)
Net change in unrealized appreciation (depreciation) on investments	1,361,573	1,357,881	(365,653)	1,504,900	882,022
NET GAIN (LOSS) ON INVESTMENTS	1,538,551	1,235,963	(736,222)	1,135,006	785,179

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,460,659	$1,225,711	$(769,557)	$1,042,619	$739,765

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas
ASSETS
Investment in the portfolios, at fair value	$9,038,611	$18,446,993	$9,798,494	$7,738,620	$7,962,266
Net Assets	$9,038,611	$18,446,993	$9,798,494	$7,738,620	$7,962,266

NET ASSETS, representing:
Accumulation units	$9,038,611	$18,446,993	$9,798,494	$7,722,400	$7,939,889
Contracts in payout (annuitization) period	—	—	—	16,220	22,377
	$9,038,611	$18,446,993	$9,798,494	$7,738,620	$7,962,266

Units outstanding	298,525	733,857	350,283	314,978	455,184

Portfolio shares held	557,595	344,032	118,097	160,519	266,653
Portfolio net asset value per share	$16.21	$53.62	$82.97	$48.21	$29.86
Investment in portfolio shares, at cost	$7,598,894	$18,163,198	$9,270,131	$8,439,509	$8,455,665

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$21,972	$45,877	$—	$102,682	$117,751

EXPENSES
Charges for mortality and expense risk,
and for administration	97,896	268,061	149,609	99,708	104,177

NET INVESTMENT INCOME (LOSS)	(75,924)	(222,184)	(149,609)	2,974	13,574

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	297,976	470,097	1,086,215	279,165
Net realized gain (loss) on shares redeemed	1,017,015	3,008,492	384,579	(418,837)	(1,143,853)
Net change in unrealized appreciation (depreciation) on investments	2,511,406	1,847,463	1,182,727	854,927	1,463,186
NET GAIN (LOSS) ON INVESTMENTS	3,528,421	5,153,931	2,037,403	1,522,305	598,498

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,452,497	$4,931,747	$1,887,794	$1,525,279	$612,072
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund
ASSETS
Investment in the portfolios, at fair value	$8,785,773	$14,658,860	$7,072,074	$27,837,629	$8,454,577
Net Assets	$8,785,773	$14,658,860	$7,072,074	$27,837,629	$8,454,577

NET ASSETS, representing:
Accumulation units	$8,783,038	$14,658,860	$7,072,074	$27,798,779	$8,454,577
Contracts in payout (annuitization) period	2,735	—	—	38,850	—
	$8,785,773	$14,658,860	$7,072,074	$27,837,629	$8,454,577

Units outstanding	660,060	966,910	319,913	984,576	378,182

Portfolio shares held	373,863	318,256	260,482	371,614	294,482
Portfolio net asset value per share	$23.50	$46.06	$27.15	$74.91	$28.71
Investment in portfolio shares, at cost	$8,343,941	$12,994,434	$7,403,628	$27,047,880	$8,383,857

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$211,793	$70,422	$73,610	$—	$314,565

EXPENSES
Charges for mortality and expense risk,
and for administration	114,517	204,399	115,515	402,662	82,732

NET INVESTMENT INCOME (LOSS)	97,276	(133,977)	(41,905)	(402,662)	231,833

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	661,589	—	3,411,444	—
Net realized gain (loss) on shares redeemed	(187,855)	977,001	2,071,766	1,239,150	208,072
Net change in unrealized appreciation (depreciation) on investments	1,304,514	1,884,075	(748,123)	143,100	201,567
NET GAIN (LOSS) ON INVESTMENTS	1,116,659	3,522,665	1,323,643	4,793,694	409,639

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,213,935	$3,388,688	$1,281,738	$4,391,032	$641,472

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$8,637,965	$6,305,094	$4,864,129	$14,857,676	$19,403,993
Net Assets	$8,637,965	$6,305,094	$4,864,129	$14,857,676	$19,403,993

NET ASSETS, representing:
Accumulation units	$8,637,965	$6,305,094	$4,864,129	$14,842,349	$19,403,993
Contracts in payout (annuitization) period	—	—	—	15,327	—
	$8,637,965	$6,305,094	$4,864,129	$14,857,676	$19,403,993

Units outstanding	302,763	71,855	337,406	1,565,273	685,992

Portfolio shares held	108,996	146,290	88,342	595,737	449,896
Portfolio net asset value per share	$79.25	$43.10	$55.06	$24.94	$43.13
Investment in portfolio shares, at cost	$8,801,854	$6,270,084	$4,591,832	$13,775,442	$19,161,646

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$5,907	$3,905	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	115,555	89,586	63,257	137,887	219,490

NET INVESTMENT INCOME (LOSS)	(115,555)	(89,586)	(57,350)	(133,982)	(219,490)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,317,060	172,850	—	—	1,511,451
Net realized gain (loss) on shares redeemed	197,027	(265,884)	71,615	3,331,953	(910,241)
Net change in unrealized appreciation (depreciation) on investments	405,204	1,376,626	744,254	443,844	2,487,335
NET GAIN (LOSS) ON INVESTMENTS	1,919,291	1,283,592	815,869	3,775,797	3,088,545

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,803,736	$1,194,006	$758,519	$3,641,815	$2,869,055

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100
ASSETS
Investment in the portfolios, at fair value	$15,177,119	$2,723,413	$8,491,933	$1,757,774	$21,893,812
Net Assets	$15,177,119	$2,723,413	$8,491,933	$1,757,774	$21,893,812

NET ASSETS, representing:
Accumulation units	$15,154,098	$2,723,413	$8,491,933	$1,757,774	$21,803,493
Contracts in payout (annuitization) period	23,021	—	—	—	90,319
	$15,177,119	$2,723,413	$8,491,933	$1,757,774	$21,893,812

Units outstanding	562,546	155,500	273,202	1,390,675	819,099

Portfolio shares held	360,074	79,423	130,545	46,003	423,642
Portfolio net asset value per share	$42.15	$34.29	$65.05	$38.21	$51.68
Investment in portfolio shares, at cost	$14,457,998	$2,467,137	$8,394,033	$1,768,044	$20,835,945

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$21,059	$21,627	$143,106	$3,559	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	152,221	32,590	112,757	34,572	288,188

NET INVESTMENT INCOME (LOSS)	(131,162)	(10,963)	30,349	(31,013)	(288,188)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	349,063	315,182	389,680	85,227	210,142
Net realized gain (loss) on shares redeemed	(646,000)	(642,246)	591,388	(1,026,029)	4,561,637
Net change in unrealized appreciation (depreciation) on investments	2,240,283	664,452	798,133	238,495	2,001,307
NET GAIN (LOSS) ON INVESTMENTS	1,943,346	337,388	1,779,201	(702,307)	6,773,086

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,812,184	$326,425	$1,809,550	$(733,320)	$6,484,898

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap
ASSETS
Investment in the portfolios, at fair value	$3,314,607	$13,550,177	$35,163	$433,165	$103,188
Net Assets	$3,314,607	$13,550,177	$35,163	$433,165	$103,188

NET ASSETS, representing:
Accumulation units	$3,314,607	$13,550,177	$35,163	$433,165	$103,188
Contracts in payout (annuitization) period	—	—	—	—	—
	$3,314,607	$13,550,177	$35,163	$433,165	$103,188

Units outstanding	144,607	413,871	28,418	880,730	88,244

Portfolio shares held	54,687	377,969	1,267	13,579	10,117
Portfolio net asset value per share	$60.61	$35.85	$27.75	$31.90	$10.20
Investment in portfolio shares, at cost	$2,948,587	$14,232,819	$36,093	$479,235	$103,889

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$7,897	$—	$309	$746	$246

EXPENSES
Charges for mortality and expense risk,
and for administration	33,366	190,339	1,045	8,260	6,441

NET INVESTMENT INCOME (LOSS)	(25,469)	(190,339)	(736)	(7,514)	(6,195)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	230,084	1,727,191	—	—	21,880
Net realized gain (loss) on shares redeemed	146,811	(1,260,618)	(68,505)	(213,835)	(155,903)
Net change in unrealized appreciation (depreciation) on investments	663,089	1,779,331	11,982	(27,715)	(16,411)
NET GAIN (LOSS) ON INVESTMENTS	1,039,984	2,245,904	(56,523)	(241,550)	(150,434)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,014,515	$2,055,565	$(57,259)	$(249,064)	$(156,629)

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
ASSETS
Investment in the portfolios, at fair value	$8,898,669	$9,171,741	$3,497,419	$10,300,754	$37,196,587
Net Assets	$8,898,669	$9,171,741	$3,497,419	$10,300,754	$37,196,587

NET ASSETS, representing:
Accumulation units	$8,898,669	$9,161,279	$3,497,419	$10,295,180	$37,196,587
Contracts in payout (annuitization) period	—	10,462	—	5,574	—
	$8,898,669	$9,171,741	$3,497,419	$10,300,754	$37,196,587

Units outstanding	360,010	458,306	337,444	209,065	2,456,232

Portfolio shares held	182,837	161,276	110,924	167,465	304,416
Portfolio net asset value per share	$48.67	$56.87	$31.53	$61.51	$122.19
Investment in portfolio shares, at cost	$8,602,187	$7,488,830	$3,427,299	$8,811,480	$25,966,551

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$111,231	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	122,184	96,527	52,208	128,050	575,084

NET INVESTMENT INCOME (LOSS)	(122,184)	(96,527)	59,023	(128,050)	(575,084)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	189,611	—	—	—
Net realized gain (loss) on shares redeemed	(695,520)	802,404	(54,852)	2,525,356	11,558,815
Net change in unrealized appreciation (depreciation) on investments	2,393,152	1,879,344	409,790	1,658,982	17,113,394
NET GAIN (LOSS) ON INVESTMENTS	1,697,632	2,871,359	354,938	4,184,338	28,672,209

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,575,448	$2,774,832	$413,961	$4,056,288	$28,097,125

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund
ASSETS
Investment in the portfolios, at fair value	$6,302,326	$20,591,375	$18,094,855	$13,042,039	$1,343,277
Net Assets	$6,302,326	$20,591,375	$18,094,855	$13,042,039	$1,343,277

NET ASSETS, representing:
Accumulation units	$6,302,326	$20,591,375	$18,040,875	$13,042,039	$1,343,277
Contracts in payout (annuitization) period	—	—	53,980	—	—
	$6,302,326	$20,591,375	$18,094,855	$13,042,039	$1,343,277

Units outstanding	224,669	767,654	640,199	658,336	67,536

Portfolio shares held	265,697	408,235	281,194	273,992	9,900
Portfolio net asset value per share	$23.72	$50.44	$64.35	$47.60	$135.68
Investment in portfolio shares, at cost	$5,765,001	$19,382,926	$18,731,926	$12,271,542	$454,388

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$293,681	$—	$113,431	$13,595

EXPENSES
Charges for mortality and expense risk,
and for administration	78,463	265,145	228,707	163,923	17,265

NET INVESTMENT INCOME (LOSS)	(78,463)	28,536	(228,707)	(50,492)	(3,670)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	1,102,691	4,205,861	1,173,311	—
Net realized gain (loss) on shares redeemed	(18,186)	955,838	(1,026,520)	184,486	134,680
Net change in unrealized appreciation (depreciation) on investments	2,325,671	1,486,985	884,489	1,632,086	300,539
NET GAIN (LOSS) ON INVESTMENTS	2,307,485	3,545,514	4,063,830	2,989,883	435,219

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,229,022	$3,574,050	$3,835,123	$2,939,391	$431,549

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)
ASSETS
Investment in the portfolios, at fair value	$9,142,628	$14,754	$27,310,385	$20,903,193	$16,818,460
Net Assets	$9,142,628	$14,754	$27,310,385	$20,903,193	$16,818,460

NET ASSETS, representing:
Accumulation units	$9,142,628	$14,754	$27,269,835	$20,899,284	$16,818,460
Contracts in payout (annuitization) period	—	—	40,550	3,909	—
	$9,142,628	$14,754	$27,310,385	$20,903,193	$16,818,460

Units outstanding	362,121	9,226	734,069	1,292,119	322,796

Portfolio shares held	187,119	267	903,420	767,653	818,417
Portfolio net asset value per share	$48.86	$55.29	$30.23	$27.23	$20.55
Investment in portfolio shares, at cost	$4,728,403	$35,747	$26,653,392	$15,999,232	$11,693,602

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$11,013	$136	$10,432	$—	$186,287

EXPENSES
Charges for mortality and expense risk,
and for administration	120,004	226	324,647	277,204	242,525

NET INVESTMENT INCOME (LOSS)	(108,991)	(90)	(314,215)	(277,204)	(56,238)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	199,126	—	579,812	1,753,400	1,064,830
Net realized gain (loss) on shares redeemed	599,847	(3,947)	(1,724,386)	1,161,532	1,310,951
Net change in unrealized appreciation (depreciation) on investments	1,835,201	(508)	8,205,865	3,266,408	595,451
NET GAIN (LOSS) ON INVESTMENTS	2,634,174	(4,455)	7,061,291	6,181,340	2,971,232

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,525,183	$(4,545)	$6,747,076	$5,904,136	$2,914,994

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$222,506	$1,305,128	$951,856,979	$4,098,140,931	$1,564,074,449
Net Assets	$222,506	$1,305,128	$951,856,979	$4,098,140,931	$1,564,074,449

NET ASSETS, representing:
Accumulation units	$222,506	$1,305,128	$951,856,979	$4,097,738,239	$1,564,074,449
Contracts in payout (annuitization) period	—	—	—	402,692	—
	$222,506	$1,305,128	$951,856,979	$4,098,140,931	$1,564,074,449

Units outstanding	21,853	42,102	60,265,076	242,580,072	77,641,709

Portfolio shares held	118,354	131,698	57,898,843	224,309,849	72,310,423
Portfolio net asset value per share	$1.88	$9.91	$16.44	$18.27	$21.63
Investment in portfolio shares, at cost	$357,590	$1,258,899	$650,274,067	$3,238,637,027	$927,329,384

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$7,951	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,208	17,702	13,480,749	56,025,355	22,239,046

NET INVESTMENT INCOME (LOSS)	4,743	(17,702)	(13,480,749)	(56,025,355)	(22,239,046)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	88,525	200,429	—	—	—
Net realized gain (loss) on shares redeemed	(35,708)	43,520	30,836,149	80,773,319	74,651,589
Net change in unrealized appreciation (depreciation) on investments	(28,211)	33,605	133,167,757	591,715,789	221,880,339
NET GAIN (LOSS) ON INVESTMENTS	24,606	277,554	164,003,906	672,489,108	296,531,928

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$29,349	$259,852	$150,523,157	$616,463,753	$274,292,882

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020
ASSETS
Investment in the portfolios, at fair value	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109
Net Assets	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109

NET ASSETS, representing:
Accumulation units	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109
Contracts in payout (annuitization) period	—	—	—	—	—
	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109

Units outstanding	67,175,981	—	1,862,221	9,956,241	6,274,614

Portfolio shares held	141,911,815	—	2,137,709	10,660,095	9,770,297
Portfolio net asset value per share	$8.32	$—	$14.94	$9.85	$7.10
Investment in portfolio shares, at cost	$1,101,871,489	$—	$25,388,886	$92,329,364	$67,723,797

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019**	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	24,067,857	651,927	397,161	1,327,829	1,038,113

NET INVESTMENT INCOME (LOSS)	(24,067,857)	(651,927)	(397,161)	(1,327,829)	(1,038,113)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	153,819,825	1,577,691	930,041	2,825,172	478,093
Net change in unrealized appreciation (depreciation) on investments	33,379,925	(727,299)	5,630,656	8,828,169	1,301,963
NET GAIN (LOSS) ON INVESTMENTS	187,199,750	850,392	6,560,697	11,653,341	1,780,056

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$163,131,893	$198,465	$6,163,536	$10,325,512	$741,943

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$85,765,977	$20,018,643	$2,489,431	$17,420,596	$12,734,420
Net Assets	$85,765,977	$20,018,643	$2,489,431	$17,420,596	$12,734,420

NET ASSETS, representing:
Accumulation units	$85,765,977	$20,018,643	$2,489,431	$17,351,777	$12,700,483
Contracts in payout (annuitization) period	—	—	—	68,819	33,937
	$85,765,977	$20,018,643	$2,489,431	$17,420,596	$12,734,420

Units outstanding	2,546,461	1,544,623	74,385	488,130	451,170

Portfolio shares held	2,117,156	1,287,373	81,487	546,271	1,237,553
Portfolio net asset value per share	$40.51	$15.55	$30.55	$31.89	$10.29
Investment in portfolio shares, at cost	$61,669,688	$18,842,736	$2,107,595	$14,611,629	$12,598,297

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,087,414	623,849	33,422	211,716	169,046

NET INVESTMENT INCOME (LOSS)	(1,087,414)	(623,849)	(33,422)	(211,716)	(169,046)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	282,023	1,991,890	2,090,693
Net realized gain (loss) on shares redeemed	5,944,508	683,686	53,069	699,085	73,296
Net change in unrealized appreciation (depreciation) on investments	15,525,095	922,869	401,126	2,248,258	646,784
NET GAIN (LOSS) ON INVESTMENTS	21,469,603	1,606,555	736,218	4,939,233	2,810,773

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$20,382,189	$982,706	$702,796	$4,727,517	$2,641,727

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$9,518,144	$22,267,074	$91,509,647	$105,245,827	$19,684,213
Net Assets	$9,518,144	$22,267,074	$91,509,647	$105,245,827	$19,684,213

NET ASSETS, representing:
Accumulation units	$9,150,914	$22,267,074	$91,509,647	$105,245,827	$19,665,627
Contracts in payout (annuitization) period	367,230	—	—	—	18,586
	$9,518,144	$22,267,074	$91,509,647	$105,245,827	$19,684,213

Units outstanding	489,395	1,829,967	5,310,754	7,572,409	924,127

Portfolio shares held	5,229,750	1,548,475	4,836,662	6,737,889	722,887
Portfolio net asset value per share	$1.82	$14.38	$18.92	$15.62	$27.23
Investment in portfolio shares, at cost	$14,559,083	$20,732,661	$68,739,824	$86,114,287	$18,583,458

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$394,110	$—	$—	$—	$550,592

EXPENSES
Charges for mortality and expense risk,
and for administration	121,563	533,680	1,228,587	1,591,783	255,384

NET INVESTMENT INCOME (LOSS)	272,547	(533,680)	(1,228,587)	(1,591,783)	295,208

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	3,979,295	—	—	—	1,021,793
Net realized gain (loss) on shares redeemed	(2,421,838)	337,064	9,906,899	3,767,819	814,658
Net change in unrealized appreciation (depreciation) on investments	(607,297)	1,351,364	10,272,647	13,327,868	2,106,101
NET GAIN (LOSS) ON INVESTMENTS	950,160	1,688,428	20,179,546	17,095,687	3,942,552

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,222,707	$1,154,748	$18,950,959	$15,503,904	$4,237,760

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429
Net Assets	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429

NET ASSETS, representing:
Accumulation units	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429
Contracts in payout (annuitization) period	—	—	—	—	—
	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429

Units outstanding	27,804	194,912	94,842	183,717	9,438,867

Portfolio shares held	29,951	238,181	92,893	175,490	8,480,614
Portfolio net asset value per share	$10.62	$21.88	$26.56	$26.68	$13.39
Investment in portfolio shares, at cost	$309,176	$1,834,371	$2,228,015	$3,790,712	$103,691,203

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$8,645	$—	$13,852	$12,807	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,161	47,527	35,120	63,509	1,437,180

NET INVESTMENT INCOME (LOSS)	5,484	(47,527)	(21,268)	(50,702)	(1,437,180)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	286,293	510,299	—
Net realized gain (loss) on shares redeemed	153	226,484	176,756	222,736	1,958,643
Net change in unrealized appreciation (depreciation) on investments	11,638	1,199,147	195,615	471,080	7,466,365
NET GAIN (LOSS) ON INVESTMENTS	11,791	1,425,631	658,664	1,204,115	9,425,008

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$17,275	$1,378,104	$637,396	$1,153,413	$7,987,828

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$22,613,599	$159,067,472	$3,450,087	$71,879,469	$14,100,586
Net Assets	$22,613,599	$159,067,472	$3,450,087	$71,879,469	$14,100,586

NET ASSETS, representing:
Accumulation units	$22,613,599	$158,242,400	$3,450,087	$71,879,469	$14,051,447
Contracts in payout (annuitization) period	—	825,072	—	—	49,139
	$22,613,599	$159,067,472	$3,450,087	$71,879,469	$14,100,586

Units outstanding	2,079,666	10,054,299	301,519	3,384,328	671,935

Portfolio shares held	1,867,349	9,131,313	282,331	3,077,032	2,582,525
Portfolio net asset value per share	$12.11	$17.42	$12.22	$23.36	$5.46
Investment in portfolio shares, at cost	$21,005,050	$112,125,408	$3,175,496	$56,214,553	$13,961,797

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	395,281	2,165,915	24,226	876,238	177,848

NET INVESTMENT INCOME (LOSS)	(395,281)	(2,165,915)	(24,226)	(876,238)	(177,848)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	1,952,567
Net realized gain (loss) on shares redeemed	40,452	5,748,441	14,044	2,569,179	(8,835)
Net change in unrealized appreciation (depreciation) on investments	1,611,262	24,306,317	366,262	13,514,164	1,870,234
NET GAIN (LOSS) ON INVESTMENTS	1,651,714	30,054,758	380,306	16,083,343	3,813,966

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,256,433	$27,888,843	$356,080	$15,207,105	$3,636,118

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652
Net Assets	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652

NET ASSETS, representing:
Accumulation units	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652
Contracts in payout (annuitization) period	—	—	—	—	—
	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652

Units outstanding	1,666,055	215,916	3,183,083	77,109	12,691

Portfolio shares held	1,461,832	200,276	2,908,519	748,752	21,551
Portfolio net asset value per share	$11.67	$12.24	$22.00	$1.00	$7.64
Investment in portfolio shares, at cost	$15,611,124	$2,521,133	$47,032,528	$748,752	$180,562

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$15,080	$8,137

EXPENSES
Charges for mortality and expense risk,
and for administration	721,958	29,037	815,119	8,191	1,598

NET INVESTMENT INCOME (LOSS)	(721,958)	(29,037)	(815,119)	6,889	6,539

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	327	—
Net realized gain (loss) on shares redeemed	3,376,121	(43,088)	2,873,441	—	(1,693)
Net change in unrealized appreciation (depreciation) on investments	93,709	483,616	12,167,437	—	17,423
NET GAIN (LOSS) ON INVESTMENTS	3,469,830	440,528	15,040,878	327	15,730

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,747,872	$411,491	$14,225,759	$7,216	$22,269

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027
ASSETS
Investment in the portfolios, at fair value	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292
Net Assets	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292

NET ASSETS, representing:
Accumulation units	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292
Contracts in payout (annuitization) period	—	—	—	—	—
	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292

Units outstanding	193,027	153,135	2,157,443	7,986,633	5,789,539

Portfolio shares held	177,415	139,371	1,912,447	7,336,916	5,406,669
Portfolio net asset value per share	$20.63	$21.62	$13.22	$11.52	$11.29
Investment in portfolio shares, at cost	$3,030,517	$2,480,411	$23,231,203	$77,289,859	$52,949,570

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	52,425	43,345	976,413	1,527,285	1,506,965

NET INVESTMENT INCOME (LOSS)	(52,425)	(43,345)	(976,413)	(1,527,285)	(1,506,965)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	328,485	242,755	5,429,337	3,429,959	5,485,640
Net change in unrealized appreciation (depreciation) on investments	441,850	432,429	(596,387)	4,662,780	4,645,262
NET GAIN (LOSS) ON INVESTMENTS	770,335	675,184	4,832,950	8,092,739	10,130,902

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$717,910	$631,839	$3,856,537	$6,565,454	$8,623,937

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2019

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030
ASSETS
Investment in the portfolios, at fair value	$29,747,417	$11,171,295	$25,527,755	$16,373,110
Net Assets	$29,747,417	$11,171,295	$25,527,755	$16,373,110

NET ASSETS, representing:
Accumulation units	$29,737,101	$11,171,295	$25,527,755	$16,373,110
Contracts in payout (annuitization) period	10,316	—	—	—
	$29,747,417	$11,171,295	$25,527,755	$16,373,110

Units outstanding	2,229,825	1,044,069	2,378,772	1,454,302

Portfolio shares held	2,243,395	1,000,116	2,310,204	1,431,216
Portfolio net asset value per share	$13.26	$11.17	$11.05	$11.44
Investment in portfolio shares, at cost	$24,707,326	$10,066,434	$25,295,887	$16,615,476

STATEMENTS OF OPERATIONS
For the period ended December 31, 2019

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030
	1/1/2019	1/1/2019	1/1/2019	1/2/2019*
	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019

INVESTMENT INCOME
Dividend income	$588,054	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	372,056	333,822	255,093	119,989

NET INVESTMENT INCOME (LOSS)	215,998	(333,822)	(255,093)	(119,989)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	1,079,591	3,307,188	874,814	62,417
Net change in unrealized appreciation (depreciation) on investments	4,040,394	(579,032)	63,911	(242,366)
NET GAIN (LOSS) ON INVESTMENTS	5,119,985	2,728,156	938,725	(179,949)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,335,983	$2,394,334	$683,632	$(299,938)

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	4/26/2019**	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,804,515)	$(8,381,281)	$1,983,386	$(1,673,149)	$(9,427,537)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	176,733,453	60,407,028	—	8,230,439	22,219,907
Net change in unrealized appreciation (depreciation) on investments	(95,448,397)	82,706,804	—	24,821,942	68,395,026
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	78,480,541	134,732,551	1,983,386	31,379,232	81,187,396

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	599,035	811,772	6,520,305	449,901	239,319
Annuity payments	(301,513)	(624,403)	(3,653,808)	(427,348)	(611,346)
Surrenders, withdrawals and death benefits	(20,573,528)	(62,313,555)	(602,418,902)	(11,176,542)	(63,048,636)
Net transfers between other subaccounts
or fixed rate option	(603,636,483)	16,994,442	554,790,528	4,440,720	64,011,445
Miscellaneous transactions	62,392	47,475	(4,978)	2,373	(3,643)
Other charges	(565,064)	(3,601,464)	(968,835)	(724,346)	(5,074,598)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(624,415,161)	(48,685,733)	(45,735,690)	(7,435,242)	(4,487,459)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(545,934,620)	86,046,818	(43,752,304)	23,943,990	76,699,937

NET ASSETS
Beginning of period	545,934,620	519,985,547	498,581,991	106,002,129	609,931,060
End of period	$—	$606,032,365	$454,829,687	$129,946,119	$686,630,997

Beginning units	23,440,988	15,214,913	43,994,532	2,630,202	32,036,351
Units issued	796,670	2,691,520	40,275,313	547,824	6,120,492
Units redeemed	(24,237,658)	(4,465,573)	(45,099,582)	(727,829)	(8,770,615)
Ending units	—	13,440,860	39,170,263	2,450,197	29,386,228

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(7,070,300)	$(2,155,173)	$(3,157,252)	$(925,332)	$(2,988,083)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,159,031	9,017,345	21,502,497	2,126,390	16,260,780
Net change in unrealized appreciation (depreciation) on investments	50,170,034	13,379,953	45,889,758	9,137,580	24,310,605
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	63,258,765	20,242,125	64,235,003	10,338,638	37,583,302

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,673,915	697,171	810,729	102,300	657,974
Annuity payments	(702,259)	(481,003)	(614,101)	(122,395)	(366,819)
Surrenders, withdrawals and death benefits	(50,985,697)	(16,428,470)	(20,656,728)	(6,543,075)	(23,061,496)
Net transfers between other subaccounts
or fixed rate option	596,689,279	25,477,194	(3,191,728)	7,667,624	3,502,860
Miscellaneous transactions	(204)	(126)	15,422	2,004	9,665
Other charges	(1,765,883)	(692,200)	(942,403)	(413,566)	(631,138)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	544,909,151	8,572,566	(24,578,809)	692,892	(19,888,954)

TOTAL INCREASE (DECREASE) IN NET ASSETS	608,167,916	28,814,691	39,656,194	11,031,530	17,694,348

NET ASSETS
Beginning of period	75,127,197	138,110,576	189,953,342	58,212,757	192,078,806
End of period	$683,295,113	$166,925,267	$229,609,536	$69,244,287	$209,773,154

Beginning units	4,141,894	5,738,345	7,440,692	2,380,395	5,927,655
Units issued	32,476,836	2,992,415	881,807	622,339	655,524
Units redeemed	(5,404,501)	(2,761,422)	(1,604,347)	(621,932)	(1,310,218)
Ending units	31,214,229	5,969,338	6,718,152	2,380,802	5,272,961

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(6,141,947)	$(2,198,913)	$(3,693,087)	$(12,243,505)	$(3,255,955)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,667,380	6,010,794	16,996,208	90,024,916	24,763,726
Net change in unrealized appreciation (depreciation) on investments	91,880,825	26,000,822	45,163,931	139,885,875	46,787,712
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	109,406,258	29,812,703	58,467,052	217,667,286	68,295,483

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,746,378	487,300	601,508	2,481,159	658,645
Annuity payments	(798,101)	(395,958)	(509,159)	(2,137,882)	(708,277)
Surrenders, withdrawals and death benefits	(48,309,939)	(14,522,908)	(25,884,547)	(90,464,912)	(23,779,194)
Net transfers between other subaccounts
or fixed rate option	10,051,094	16,042,222	10,993,484	(27,374,359)	1,067,741
Miscellaneous transactions	48,780	10,123	16,609	30,466	(2,588)
Other charges	(2,285,413)	(1,110,277)	(1,043,700)	(2,028,871)	(930,858)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(39,547,201)	510,502	(15,825,805)	(119,494,399)	(23,694,531)

TOTAL INCREASE (DECREASE) IN NET ASSETS	69,859,057	30,323,205	42,641,247	98,172,887	44,600,952

NET ASSETS
Beginning of period	385,252,758	139,768,235	214,521,108	765,762,651	195,746,079
End of period	$455,111,815	$170,091,440	$257,162,355	$863,935,538	$240,347,031

Beginning units	26,547,342	3,453,316	9,571,637	23,113,213	9,276,588
Units issued	4,529,509	868,561	1,256,100	1,273,612	1,148,907
Units redeemed	(5,641,847)	(1,018,450)	(2,234,306)	(4,635,958)	(2,052,560)
Ending units	25,435,004	3,303,427	8,593,431	19,750,867	8,372,935

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(4,084,012)	$(2,180,609)	$(4,008,629)	$(14,751,212)	$(2,181,312)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,843,654	9,087,684	1,190,617	17,038,738	12,036,868
Net change in unrealized appreciation (depreciation) on investments	35,273,744	29,543,949	11,451,682	75,462,174	23,101,225
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	51,033,386	36,451,024	8,633,670	77,749,700	32,956,781

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	714,319	244,872	3,376,047	1,690,092	405,031
Annuity payments	(362,797)	(215,316)	(1,021,489)	(2,215,528)	(399,405)
Surrenders, withdrawals and death benefits	(28,380,509)	(15,571,248)	(34,007,902)	(105,802,551)	(18,433,272)
Net transfers between other subaccounts
or fixed rate option	13,129,110	13,250,113	32,624,078	115,979,130	7,465,776
Miscellaneous transactions	20,654	18,291	(1,697)	1,312	8,520
Other charges	(1,231,267)	(916,260)	(620,518)	(7,155,415)	(901,028)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(16,110,490)	(3,189,548)	348,519	2,497,040	(11,854,378)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,922,896	33,261,476	8,982,189	80,246,740	21,102,403

NET ASSETS
Beginning of period	267,239,051	126,575,393	272,436,858	972,143,309	147,400,730
End of period	$302,161,947	$159,836,869	$281,419,047	$1,052,390,049	$168,503,133

Beginning units	6,355,547	4,256,072	19,133,021	53,190,610	5,574,956
Units issued	900,511	1,020,737	3,693,815	9,760,012	1,124,946
Units redeemed	(1,446,341)	(1,330,398)	(3,798,346)	(12,103,711)	(1,596,075)
Ending units	5,809,717	3,946,411	19,028,490	50,846,911	5,103,827

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,400,751)	$(31,873,852)	$(1,553,494)	$(2,761,322)	$(2,070,300)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,254,416	93,675,283	3,616,471	10,663,358	4,601,772
Net change in unrealized appreciation (depreciation) on investments	14,348,342	327,488,873	15,324,428	40,954,767	31,642,489
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	14,202,007	389,290,304	17,387,405	48,856,803	34,173,961

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	265,143	5,568,857	99,943	674,028	378,952
Annuity payments	(117,849)	(1,510,928)	(231,426)	(162,109)	(222,733)
Surrenders, withdrawals and death benefits	(9,272,864)	(210,855,389)	(10,127,989)	(21,861,556)	(13,136,403)
Net transfers between other subaccounts
or fixed rate option	23,743,724	109,731,423	5,975,064	8,075,603	7,079,993
Miscellaneous transactions	1,315	(36,747)	3,234	22,372	4,154
Other charges	(853,532)	(16,696,304)	(539,964)	(1,391,562)	(957,159)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	13,765,937	(113,799,088)	(4,821,138)	(14,643,224)	(6,853,196)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,967,944	275,491,216	12,566,267	34,213,579	27,320,765

NET ASSETS
Beginning of period	87,936,570	2,051,355,528	96,766,024	173,269,099	133,178,676
End of period	$115,904,514	$2,326,846,744	$109,332,291	$207,482,678	$160,499,441

Beginning units	3,167,075	84,099,435	6,035,787	6,421,790	6,220,443
Units issued	1,329,250	10,164,408	821,790	1,631,304	1,271,593
Units redeemed	(1,045,342)	(19,288,702)	(1,185,514)	(2,095,402)	(1,700,736)
Ending units	3,450,983	74,975,141	5,672,063	5,957,692	5,791,300

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,707,512)	$(4,546,047)	$(4,243,399)	$(60,997,381)	$(23,404,169)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	813,995	25,135,133	8,481,287	229,890,406	46,026,383
Net change in unrealized appreciation (depreciation) on investments	1,090,629	60,203,857	46,497,614	576,405,355	178,970,836
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	197,112	80,792,943	50,735,502	745,298,380	201,593,050

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	692,285	589,893	716,039	5,050,311	1,455,612
Annuity payments	(232,095)	(620,502)	(115,173)	(3,719,642)	(1,279,321)
Surrenders, withdrawals and death benefits	(12,907,322)	(32,090,975)	(27,806,079)	(410,829,147)	(138,908,097)
Net transfers between other subaccounts
or fixed rate option	15,347,529	(13,151,534)	28,580,935	142,237,540	160,450,728
Miscellaneous transactions	(1,358)	4,734	3,006	118,478	11,990
Other charges	(465,027)	(942,613)	(2,073,615)	(24,191,830)	(9,593,157)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,434,012	(46,210,997)	(694,887)	(291,334,290)	12,137,755

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,631,124	34,581,946	50,040,615	453,964,090	213,730,805

NET ASSETS
Beginning of period	117,093,205	282,892,909	262,215,381	3,713,436,579	1,375,824,005
End of period	$119,724,329	$317,474,855	$312,255,996	$4,167,400,669	$1,589,554,810

Beginning units	7,411,585	12,754,247	18,683,451	225,445,464	108,320,866
Units issued	1,720,042	913,995	4,123,878	28,623,199	20,891,330
Units redeemed	(1,630,155)	(2,755,322)	(4,359,230)	(46,848,705)	(21,334,108)
Ending units	7,501,472	10,912,920	18,448,099	207,219,958	107,878,088

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(33,870,047)	$(23,132,400)	$(8,894,324)	$(7,456,091)	$(6,973,628)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	104,402,813	53,160,638	22,276,013	20,388,439	15,505,189
Net change in unrealized appreciation (depreciation) on investments	305,795,679	157,560,958	81,983,783	72,700,673	57,450,274
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	376,328,445	187,589,196	95,365,472	85,633,021	65,981,835

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,389,529	3,589,199	161,058	477,719	249,353
Annuity payments	(2,319,148)	(4,310,791)	(688,583)	(155,467)	(326,122)
Surrenders, withdrawals and death benefits	(219,746,983)	(194,002,426)	(57,034,257)	(42,425,496)	(42,605,726)
Net transfers between other subaccounts
or fixed rate option	64,594,469	113,675,365	67,681,201	40,345,223	73,738,596
Miscellaneous transactions	(1,088)	(6,966)	2,637	(12,194)	1,122
Other charges	(16,561,858)	(9,671,197)	(5,854,362)	(4,983,047)	(4,751,712)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(167,645,079)	(90,726,816)	4,267,694	(6,753,262)	26,305,511

TOTAL INCREASE (DECREASE) IN NET ASSETS	208,683,366	96,862,380	99,633,166	78,879,759	92,287,346

NET ASSETS
Beginning of period	2,168,911,272	1,452,551,436	564,128,952	475,317,335	435,237,601
End of period	$2,377,594,638	$1,549,413,816	$663,762,118	$554,197,094	$527,524,947

Beginning units	134,639,676	96,607,153	45,094,996	34,094,571	34,687,105
Units issued	17,317,535	15,825,800	11,354,474	8,018,909	10,659,011
Units redeemed	(28,466,419)	(22,568,797)	(11,714,049)	(9,020,233)	(9,307,874)
Ending units	123,490,792	89,864,156	44,735,421	33,093,247	36,038,242

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(9,188,791)	$1,793	$28,318	$(4,429)	$(62,341)
Capital gains distributions received	—	44,550	134,683	91,265	—
Net realized gain (loss) on shares redeemed	13,373,688	(30,859)	131,872	46,568	346,420
Net change in unrealized appreciation (depreciation) on investments	61,322,822	205,858	227,350	3,367	965,574
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	65,507,719	221,342	522,223	136,771	1,249,653

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,444,343	3,957	2,069	185	16,340
Annuity payments	(934,386)	—	(65,739)	—	(28,258)
Surrenders, withdrawals and death benefits	(70,175,568)	(64,922)	(151,967)	(21,777)	(686,257)
Net transfers between other subaccounts
or fixed rate option	80,820,686	10,857	(89,415)	—	(265,865)
Miscellaneous transactions	2,391	—	(9)	4,154	(100)
Other charges	(4,641,779)	(2,645)	(2,122)	(398)	(5,695)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	6,515,687	(52,753)	(307,183)	(17,836)	(969,835)

TOTAL INCREASE (DECREASE) IN NET ASSETS	72,023,406	168,589	215,040	118,935	279,818

NET ASSETS
Beginning of period	590,428,742	778,466	2,818,961	369,048	4,355,165
End of period	$662,452,148	$947,055	$3,034,001	$487,983	$4,634,983

Beginning units	45,511,006	42,981	112,949	9,724	277,363
Units issued	10,929,260	809	1,379	2,465	42,398
Units redeemed	(10,853,824)	(3,495)	(12,959)	(2,958)	(95,486)
Ending units	45,586,442	40,295	101,369	9,231	224,275

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(77,892)	$(10,252)	$(33,335)	$(92,387)	$(45,414)
Capital gains distributions received	—	—	—	29,592	149,247
Net realized gain (loss) on shares redeemed	176,978	(121,918)	(370,569)	(399,486)	(246,090)
Net change in unrealized appreciation (depreciation) on investments	1,361,573	1,357,881	(365,653)	1,504,900	882,022
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,460,659	1,225,711	(769,557)	1,042,619	739,765

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,217	3,240	11,238	17,141	34,863
Annuity payments	(7,024)	(9,432)	(1,601)	(15,600)	—
Surrenders, withdrawals and death benefits	(671,395)	(555,888)	(90,826)	(672,989)	(772,497)
Net transfers between other subaccounts
or fixed rate option	773,084	255,832	715,539	(722,570)	(216,377)
Miscellaneous transactions	84	(184)	(48)	141	(371)
Other charges	(22,941)	(2,154)	(2,123)	(4,207)	(4,921)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	92,025	(308,586)	632,179	(1,398,084)	(959,303)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,552,684	917,125	(137,378)	(355,465)	(219,538)

NET ASSETS
Beginning of period	6,059,817	3,870,345	2,620,109	8,063,286	5,043,667
End of period	$7,612,501	$4,787,470	$2,482,731	$7,707,821	$4,824,129

Beginning units	285,038	473,641	1,452,405	278,810	270,450
Units issued	144,307	438,760	4,224,333	481,716	129,501
Units redeemed	(144,523)	(477,145)	(3,882,518)	(525,757)	(179,965)
Ending units	284,822	435,256	1,794,220	234,769	219,986

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(75,924)	$(222,184)	$(149,609)	$2,974	$13,574
Capital gains distributions received	—	297,976	470,097	1,086,215	279,165
Net realized gain (loss) on shares redeemed	1,017,015	3,008,492	384,579	(418,837)	(1,143,853)
Net change in unrealized appreciation (depreciation) on investments	2,511,406	1,847,463	1,182,727	854,927	1,463,186
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,452,497	4,931,747	1,887,794	1,525,279	612,072

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,240	37,753	9,658	2,378	77,370
Annuity payments	(49,677)	(84,589)	(13,612)	(18,686)	(3,290)
Surrenders, withdrawals and death benefits	(841,332)	(2,192,959)	(969,501)	(539,588)	(1,120,741)
Net transfers between other subaccounts
or fixed rate option	(528,045)	(10,695,877)	367,125	758,948	(183,893)
Miscellaneous transactions	(3)	(190)	1,727	(15)	79
Other charges	(3,686)	(22,470)	(68,975)	(40,726)	(10,855)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,415,503)	(12,958,332)	(673,578)	162,311	(1,241,330)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,036,994	(8,026,585)	1,214,216	1,687,590	(629,258)

NET ASSETS
Beginning of period	7,001,617	26,473,578	8,584,278	6,051,030	8,591,524
End of period	$9,038,611	$18,446,993	$9,798,494	$7,738,620	$7,962,266

Beginning units	361,169	1,380,797	376,238	306,275	528,637
Units issued	423,489	6,745,052	193,116	106,419	308,117
Units redeemed	(486,133)	(7,391,992)	(219,071)	(97,716)	(381,570)
Ending units	298,525	733,857	350,283	314,978	455,184

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$97,276	$(133,977)	$(41,905)	$(402,662)	$231,833
Capital gains distributions received	—	661,589	—	3,411,444	—
Net realized gain (loss) on shares redeemed	(187,855)	977,001	2,071,766	1,239,150	208,072
Net change in unrealized appreciation (depreciation) on investments	1,304,514	1,884,075	(748,123)	143,100	201,567
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,213,935	3,388,688	1,281,738	4,391,032	641,472

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,782	11,375	55,539	161,109	6,855
Annuity payments	(9,147)	(8,892)	(21,535)	(38,241)	(3,161)
Surrenders, withdrawals and death benefits	(879,924)	(1,219,389)	(626,755)	(2,739,308)	(1,197,408)
Net transfers between other subaccounts
or fixed rate option	1,334,156	472,731	291,764	(2,238,940)	3,563,616
Miscellaneous transactions	231	294	(184)	118	88
Other charges	(18,875)	(80,384)	(13,232)	(157,563)	(2,922)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	445,223	(824,265)	(314,403)	(5,012,825)	2,367,068

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,659,158	2,564,423	967,335	(621,793)	3,008,540

NET ASSETS
Beginning of period	7,126,615	12,094,437	6,104,739	28,459,422	5,446,037
End of period	$8,785,773	$14,658,860	$7,072,074	$27,837,629	$8,454,577

Beginning units	624,754	1,024,018	316,265	1,182,881	267,684
Units issued	523,733	439,673	3,517,622	391,066	575,590
Units redeemed	(488,427)	(496,781)	(3,513,974)	(589,371)	(465,092)
Ending units	660,060	966,910	319,913	984,576	378,182

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(115,555)	$(89,586)	$(57,350)	$(133,982)	$(219,490)
Capital gains distributions received	1,317,060	172,850	—	—	1,511,451
Net realized gain (loss) on shares redeemed	197,027	(265,884)	71,615	3,331,953	(910,241)
Net change in unrealized appreciation (depreciation) on investments	405,204	1,376,626	744,254	443,844	2,487,335
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,803,736	1,194,006	758,519	3,641,815	2,869,055

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,662	5,551	2,680	26,324	27,166
Annuity payments	—	(85,089)	(794)	(17,857)	(22,180)
Surrenders, withdrawals and death benefits	(782,439)	(932,120)	(313,695)	(980,502)	(2,057,702)
Net transfers between other subaccounts
or fixed rate option	1,911,976	(689,651)	(32,063)	4,055,341	5,347,531
Miscellaneous transactions	147	138	43	(745)	(49)
Other charges	(46,090)	(3,219)	(8,605)	(15,548)	(63,050)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,085,256	(1,704,390)	(352,434)	3,067,013	3,231,716

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,888,992	(510,384)	406,085	6,708,828	6,100,771

NET ASSETS
Beginning of period	5,748,973	6,815,478	4,458,044	8,148,848	13,303,222
End of period	$8,637,965	$6,305,094	$4,864,129	$14,857,676	$19,403,993

Beginning units	255,352	90,695	370,030	1,250,238	570,539
Units issued	198,386	63,800	172,044	5,197,571	1,206,271
Units redeemed	(150,975)	(82,640)	(204,668)	(4,882,536)	(1,090,818)
Ending units	302,763	71,855	337,406	1,565,273	685,992

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(131,162)	$(10,963)	$30,349	$(31,013)	$(288,188)
Capital gains distributions received	349,063	315,182	389,680	85,227	210,142
Net realized gain (loss) on shares redeemed	(646,000)	(642,246)	591,388	(1,026,029)	4,561,637
Net change in unrealized appreciation (depreciation) on investments	2,240,283	664,452	798,133	238,495	2,001,307
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,812,184	326,425	1,809,550	(733,320)	6,484,898

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,131	6,688	18,280	11,841	29,732
Annuity payments	(20,911)	(46,105)	(33,858)	(1,402)	(31,547)
Surrenders, withdrawals and death benefits	(1,512,473)	(309,438)	(830,984)	(253,604)	(1,863,214)
Net transfers between other subaccounts
or fixed rate option	5,367,679	(299,576)	1,197,999	(66,005)	(629,756)
Miscellaneous transactions	(604)	(268)	368	118	86
Other charges	(38,180)	(3,583)	(32,000)	(5,744)	(23,805)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,826,642	(652,282)	319,805	(314,796)	(2,518,504)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,638,826	(325,857)	2,129,355	(1,048,116)	3,966,394

NET ASSETS
Beginning of period	9,538,293	3,049,270	6,362,578	2,805,890	17,927,418
End of period	$15,177,119	$2,723,413	$8,491,933	$1,757,774	$21,893,812

Beginning units	425,578	198,919	256,023	1,810,162	914,623
Units issued	1,097,355	340,548	441,056	8,806,848	6,552,290
Units redeemed	(960,387)	(383,967)	(423,877)	(9,226,335)	(6,647,814)
Ending units	562,546	155,500	273,202	1,390,675	819,099

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(25,469)	$(190,339)	$(736)	$(7,514)	$(6,195)
Capital gains distributions received	230,084	1,727,191	—	—	21,880
Net realized gain (loss) on shares redeemed	146,811	(1,260,618)	(68,505)	(213,835)	(155,903)
Net change in unrealized appreciation (depreciation) on investments	663,089	1,779,331	11,982	(27,715)	(16,411)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,014,515	2,055,565	(57,259)	(249,064)	(156,629)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,889	31,806	2,754	810	111
Annuity payments	(1,022)	(16,179)	—	—	—
Surrenders, withdrawals and death benefits	(273,042)	(1,426,027)	(30,738)	(21,988)	(18,997)
Net transfers between other subaccounts
or fixed rate option	777,868	(79,193)	(294,665)	48,748	(1,061,774)
Miscellaneous transactions	(17)	(398)	27	429	44
Other charges	(1,458)	(51,390)	(111)	(1,957)	(131)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	516,218	(1,541,381)	(322,733)	26,042	(1,080,747)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,530,733	514,184	(379,992)	(223,022)	(1,237,376)

NET ASSETS
Beginning of period	1,783,874	13,035,993	415,155	656,187	1,340,564
End of period	$3,314,607	$13,550,177	$35,163	$433,165	$103,188

Beginning units	115,508	466,779	280,605	917,343	964,848
Units issued	491,225	236,469	1,092,142	28,054,197	17,640,029
Units redeemed	(462,126)	(289,377)	(1,344,329)	(28,090,810)	(18,516,633)
Ending units	144,607	413,871	28,418	880,730	88,244

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(122,184)	$(96,527)	$59,023	$(128,050)	$(575,084)
Capital gains distributions received	—	189,611	—	—	—
Net realized gain (loss) on shares redeemed	(695,520)	802,404	(54,852)	2,525,356	11,558,815
Net change in unrealized appreciation (depreciation) on investments	2,393,152	1,879,344	409,790	1,658,982	17,113,394
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,575,448	2,774,832	413,961	4,056,288	28,097,125

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	30,077	12,847	2,812	15,617	53,581
Annuity payments	(58,180)	(2,360)	(37,899)	(257)	(4,385)
Surrenders, withdrawals and death benefits	(939,649)	(1,051,576)	(385,689)	(1,663,595)	(4,546,628)
Net transfers between other subaccounts
or fixed rate option	(212,944)	1,068,155	429,782	(341,724)	(27,725,619)
Miscellaneous transactions	1,389	2,220	(15)	(311)	4,714
Other charges	(31,608)	(3,552)	(22,722)	(10,730)	(17,284)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,210,915)	25,734	(13,731)	(2,001,000)	(32,235,621)

TOTAL INCREASE (DECREASE) IN NET ASSETS	364,533	2,800,566	400,230	2,055,288	(4,138,496)

NET ASSETS
Beginning of period	8,534,136	6,371,175	3,097,189	8,245,466	41,335,083
End of period	$8,898,669	$9,171,741	$3,497,419	$10,300,754	$37,196,587

Beginning units	417,169	458,248	351,652	246,839	4,640,368
Units issued	153,192	206,210	328,364	957,281	2,109,269
Units redeemed	(210,351)	(206,152)	(342,572)	(995,055)	(4,293,405)
Ending units	360,010	458,306	337,444	209,065	2,456,232

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(78,463)	$28,536	$(228,707)	$(50,492)	$(3,670)
Capital gains distributions received	—	1,102,691	4,205,861	1,173,311	—
Net realized gain (loss) on shares redeemed	(18,186)	955,838	(1,026,520)	184,486	134,680
Net change in unrealized appreciation (depreciation) on investments	2,325,671	1,486,985	884,489	1,632,086	300,539
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,229,022	3,574,050	3,835,123	2,939,391	431,549

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	522,458	14,750	18,999	18,829	2,335
Annuity payments	—	(76,407)	(41,553)	(16,552)	(18,414)
Surrenders, withdrawals and death benefits	(975,607)	(1,584,211)	(1,786,021)	(1,377,984)	(77,991)
Net transfers between other subaccounts
or fixed rate option	(463,326)	1,624,328	1,270,236	697,705	(52,189)
Miscellaneous transactions	196	500	(578)	37	9
Other charges	(3,043)	(79,501)	(45,211)	(40,911)	(1,220)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(919,322)	(100,541)	(584,128)	(718,876)	(147,470)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,309,700	3,473,509	3,250,995	2,220,515	284,079

NET ASSETS
Beginning of period	4,992,626	17,117,866	14,843,860	10,821,524	1,059,198
End of period	$6,302,326	$20,591,375	$18,094,855	$13,042,039	$1,343,277

Beginning units	258,488	774,003	671,885	698,198	75,896
Units issued	798,809	619,464	788,876	409,108	233
Units redeemed	(832,628)	(625,813)	(820,562)	(448,970)	(8,593)
Ending units	224,669	767,654	640,199	658,336	67,536

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(108,991)	$(90)	$(314,215)	$(277,204)	$(56,238)
Capital gains distributions received	199,126	—	579,812	1,753,400	1,064,830
Net realized gain (loss) on shares redeemed	599,847	(3,947)	(1,724,386)	1,161,532	1,310,951
Net change in unrealized appreciation (depreciation) on investments	1,835,201	(508)	8,205,865	3,266,408	595,451
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,525,183	(4,545)	6,747,076	5,904,136	2,914,994

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,700	14	63,355	60,888	21,428
Annuity payments	(25,138)	—	(115,080)	(39,429)	(98,559)
Surrenders, withdrawals and death benefits	(701,757)	(264)	(2,504,383)	(1,870,952)	(1,185,792)
Net transfers between other subaccounts
or fixed rate option	(244,051)	266	(731,142)	(1,438,636)	(1,552,130)
Miscellaneous transactions	(89)	—	(508)	(545)	(158)
Other charges	(11,035)	(21)	(25,243)	(20,115)	(6,132)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(964,370)	(5)	(3,313,001)	(3,308,789)	(2,821,343)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,560,813	(4,550)	3,434,075	2,595,347	93,651

NET ASSETS
Beginning of period	7,581,815	19,304	23,876,310	18,307,846	16,724,809
End of period	$9,142,628	$14,754	$27,310,385	$20,903,193	$16,818,460

Beginning units	405,345	9,159	842,591	1,500,542	380,185
Units issued	1,115	657	81,138	76,843	1,572
Units redeemed	(44,339)	(590)	(189,660)	(285,266)	(58,961)
Ending units	362,121	9,226	734,069	1,292,119	322,796
The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$4,743	$(17,702)	$(13,480,749)	$(56,025,355)	$(22,239,046)
Capital gains distributions received	88,525	200,429	—	—	—
Net realized gain (loss) on shares redeemed	(35,708)	43,520	30,836,149	80,773,319	74,651,589
Net change in unrealized appreciation (depreciation) on investments	(28,211)	33,605	133,167,757	591,715,789	221,880,339
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	29,349	259,852	150,523,157	616,463,753	274,292,882

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,166	31,937	1,855,240	2,106,628	1,601,506
Annuity payments	—	(1,567)	(1,401,126)	(2,411,520)	(547,291)
Surrenders, withdrawals and death benefits	(33,294)	(137,750)	(81,843,215)	(320,987,326)	(143,671,918)
Net transfers between other subaccounts
or fixed rate option	(503)	15,961	78,991,758	392,133,010	64,094,064
Miscellaneous transactions	(2)	(19)	(3,119)	8,254	(23,475)
Other charges	(63)	(679)	(6,653,825)	(34,240,217)	(10,017,742)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(31,696)	(92,117)	(9,054,287)	36,608,829	(88,564,856)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,347)	167,735	141,468,870	653,072,582	185,728,026

NET ASSETS
Beginning of period	224,853	1,137,393	810,388,109	3,445,068,349	1,378,346,423
End of period	$222,506	$1,305,128	$951,856,979	$4,098,140,931	$1,564,074,449

Beginning units	25,346	45,120	61,719,373	244,175,825	83,312,728
Units issued	537	1,880	12,086,245	53,511,430	11,179,771
Units redeemed	(4,030)	(4,898)	(13,540,542)	(55,107,183)	(16,850,790)
Ending units	21,853	42,102	60,265,076	242,580,072	77,641,709

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019**	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(24,067,857)	$(651,927)	$(397,161)	$(1,327,829)	$(1,038,113)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	153,819,825	1,577,691	930,041	2,825,172	478,093
Net change in unrealized appreciation (depreciation) on investments	33,379,925	(727,299)	5,630,656	8,828,169	1,301,963
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	163,131,893	198,465	6,163,536	10,325,512	741,943

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	70,148	—	50,214	54,642	—
Annuity payments	(1,122,471)	—	(13,938)	(69,414)	(56,510)
Surrenders, withdrawals and death benefits	(129,490,853)	(7,629,406)	(2,724,965)	(8,233,401)	(14,126,100)
Net transfers between other subaccounts
or fixed rate option	(1,996,502,902)	(69,292,750)	3,681,442	19,063,606	41,666,964
Miscellaneous transactions	19,717	(12)	15	3,733	495
Other charges	(19,830,976)	(30,289)	(277,932)	(962,546)	(22,779)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,146,857,337)	(76,952,457)	714,836	9,856,620	27,462,070

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,983,725,444)	(76,753,992)	6,878,372	20,182,132	28,204,013

NET ASSETS
Beginning of period	3,164,431,741	76,753,992	25,059,001	84,819,807	41,165,096
End of period	$1,180,706,297	$—	$31,937,373	$105,001,939	$69,369,109

Beginning units	201,715,291	5,959,669	1,842,645	9,159,396	3,827,550
Units issued	41,416,728	82,743	673,738	3,457,318	5,099,394
Units redeemed	(175,956,038)	(6,042,412)	(654,162)	(2,660,473)	(2,652,330)
Ending units	67,175,981	—	1,862,221	9,956,241	6,274,614

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,087,414)	$(623,849)	$(33,422)	$(211,716)	$(169,046)
Capital gains distributions received	—	—	282,023	1,991,890	2,090,693
Net realized gain (loss) on shares redeemed	5,944,508	683,686	53,069	699,085	73,296
Net change in unrealized appreciation (depreciation) on investments	15,525,095	922,869	401,126	2,248,258	646,784
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,382,189	982,706	702,796	4,727,517	2,641,727

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,994	—	3,735	108,561	20,130
Annuity payments	(34,599)	—	—	(19,858)	(11,910)
Surrenders, withdrawals and death benefits	(5,944,235)	(6,280,520)	(386,613)	(1,359,909)	(1,415,906)
Net transfers between other subaccounts
or fixed rate option	7,946,886	(17,873,528)	2,115	294,526	168,452
Miscellaneous transactions	4,527	(456)	17	408	627
Other charges	(638,626)	(11,532)	(1,012)	(18,931)	(15,049)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,385,947	(24,166,036)	(381,758)	(995,203)	(1,253,656)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,768,136	(23,183,330)	321,038	3,732,314	1,388,071

NET ASSETS
Beginning of period	63,997,841	43,201,973	2,168,393	13,688,282	11,346,349
End of period	$85,765,977	$20,018,643	$2,489,431	$17,420,596	$12,734,420

Beginning units	2,510,921	3,415,588	87,526	523,427	497,525
Units issued	883,724	314,890	1,058	71,406	71,083
Units redeemed	(848,184)	(2,185,855)	(14,199)	(106,703)	(117,438)
Ending units	2,546,461	1,544,623	74,385	488,130	451,170

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$272,547	$(533,680)	$(1,228,587)	$(1,591,783)	$295,208
Capital gains distributions received	3,979,295	—	—	—	1,021,793
Net realized gain (loss) on shares redeemed	(2,421,838)	337,064	9,906,899	3,767,819	814,658
Net change in unrealized appreciation (depreciation) on investments	(607,297)	1,351,364	10,272,647	13,327,868	2,106,101
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,222,707	1,154,748	18,950,959	15,503,904	4,237,760

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	66,975	—	790,949	82,993	58,664
Annuity payments	(122,032)	—	—	(113,546)	(49,347)
Surrenders, withdrawals and death benefits	(970,098)	(4,922,985)	(39,802,564)	(9,674,249)	(2,613,884)
Net transfers between other subaccounts
or fixed rate option	61,973	(9,756,589)	3,685,345	4,064,532	(1,248,541)
Miscellaneous transactions	863	311	(13,515)	656	(223)
Other charges	(12,673)	(12,984)	(40,709)	(754,939)	(17,557)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(974,992)	(14,692,247)	(35,380,494)	(6,394,553)	(3,870,888)

TOTAL INCREASE (DECREASE) IN NET ASSETS	247,715	(13,537,499)	(16,429,535)	9,109,351	366,872

NET ASSETS
Beginning of period	9,270,429	35,804,573	107,939,182	96,136,476	19,317,341
End of period	$9,518,144	$22,267,074	$91,509,647	$105,245,827	$19,684,213

Beginning units	543,368	3,078,757	7,619,710	8,103,603	1,117,683
Units issued	50,528	372,881	1,555,017	2,058,186	154,807
Units redeemed	(104,501)	(1,621,671)	(3,863,973)	(2,589,380)	(348,363)
Ending units	489,395	1,829,967	5,310,754	7,572,409	924,127

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$5,484	$(47,527)	$(21,268)	$(50,702)	$(1,437,180)
Capital gains distributions received	—	—	286,293	510,299	—
Net realized gain (loss) on shares redeemed	153	226,484	176,756	222,736	1,958,643
Net change in unrealized appreciation (depreciation) on investments	11,638	1,199,147	195,615	471,080	7,466,365
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,275	1,378,104	637,396	1,153,413	7,987,828

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	351	1,947	5,351	5,359	16,316
Annuity payments	—	—	(5,586)	(5,233)	(115,823)
Surrenders, withdrawals and death benefits	(8,270)	(162,012)	(176,067)	(452,694)	(15,493,292)
Net transfers between other subaccounts
or fixed rate option	—	(145,210)	(206,278)	(112,329)	39,684,516
Miscellaneous transactions	—	(1,277)	(189)	(172)	189
Other charges	(336)	(3,314)	(4,166)	(1,180)	(947,415)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(8,255)	(309,866)	(386,935)	(566,249)	23,144,491

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,020	1,068,238	250,461	587,164	31,132,319

NET ASSETS
Beginning of period	309,060	4,143,171	2,216,788	4,094,903	82,423,110
End of period	$318,080	$5,211,409	$2,467,249	$4,682,067	$113,555,429

Beginning units	28,546	208,485	110,740	208,279	7,471,492
Units issued	20	1,174	3,758	180	4,828,005
Units redeemed	(762)	(14,747)	(19,656)	(24,742)	(2,860,630)
Ending units	27,804	194,912	94,842	183,717	9,438,867

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(395,281)	$(2,165,915)	$(24,226)	$(876,238)	$(177,848)
Capital gains distributions received	—	—	—	—	1,952,567
Net realized gain (loss) on shares redeemed	40,452	5,748,441	14,044	2,569,179	(8,835)
Net change in unrealized appreciation (depreciation) on investments	1,611,262	24,306,317	366,262	13,514,164	1,870,234
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,256,433	27,888,843	356,080	15,207,105	3,636,118

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	859,717	575	150,711	31,352
Annuity payments	—	(223,773)	—	(6,306)	(59,066)
Surrenders, withdrawals and death benefits	(4,911,339)	(14,267,304)	(89,789)	(5,634,880)	(1,499,499)
Net transfers between other subaccounts
or fixed rate option	(1,252,043)	13,308,648	1,192,558	11,237,702	752,894
Miscellaneous transactions	1,779	2,058	—	321	1,450
Other charges	(15,192)	(836,236)	(168)	(529,282)	(14,927)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,176,795)	(1,156,890)	1,103,176	5,218,266	(787,796)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,920,362)	26,731,953	1,459,256	20,425,371	2,848,322

NET ASSETS
Beginning of period	27,533,961	132,335,519	1,990,831	51,454,098	11,252,264
End of period	$22,613,599	$159,067,472	$3,450,087	$71,879,469	$14,100,586

Beginning units	2,749,972	10,165,866	196,633	3,111,678	713,290
Units issued	1,233,369	2,003,911	153,278	1,222,081	168,709
Units redeemed	(1,903,675)	(2,115,478)	(48,392)	(949,431)	(210,064)
Ending units	2,079,666	10,054,299	301,519	3,384,328	671,935

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(721,958)	$(29,037)	$(815,119)	$6,889	$6,539
Capital gains distributions received	—	—	—	327	—
Net realized gain (loss) on shares redeemed	3,376,121	(43,088)	2,873,441	—	(1,693)
Net change in unrealized appreciation (depreciation) on investments	93,709	483,616	12,167,437	—	17,423
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,747,872	411,491	14,225,759	7,216	22,269

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	5,918	38,370	331	125
Annuity payments	—	—	(77,843)	(848)	—
Surrenders, withdrawals and death benefits	(9,987,874)	(510,416)	(6,958,794)	(700,275)	(4,119)
Net transfers between other subaccounts
or fixed rate option	(45,483,322)	(438,234)	11,238,499	670,727	—
Miscellaneous transactions	(949)	(43)	3,900	(404)	—
Other charges	(12,593)	(703)	(468,226)	(850)	(140)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(55,484,738)	(943,478)	3,775,906	(31,319)	(4,134)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,736,866)	(531,987)	18,001,665	(24,103)	18,135

NET ASSETS
Beginning of period	69,796,444	2,983,367	45,985,746	772,855	146,517
End of period	$17,059,578	$2,451,380	$63,987,411	$748,752	$164,652

Beginning units	7,217,549	304,509	2,982,173	80,250	13,021
Units issued	487,266	48,023	1,351,408	69,411	6
Units redeemed	(6,038,760)	(136,616)	(1,150,498)	(72,552)	(336)
Ending units	1,666,055	215,916	3,183,083	77,109	12,691

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(52,425)	$(43,345)	$(976,413)	$(1,527,285)	$(1,506,965)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	328,485	242,755	5,429,337	3,429,959	5,485,640
Net change in unrealized appreciation (depreciation) on investments	441,850	432,429	(596,387)	4,662,780	4,645,262
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	717,910	631,839	3,856,537	6,565,454	8,623,937

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,190	84,817	—	129	—
Annuity payments	(39,289)	—	(98,849)	(341,275)	(60,159)
Surrenders, withdrawals and death benefits	(511,703)	(356,595)	(10,366,013)	(19,121,777)	(15,920,136)
Net transfers between other subaccounts
or fixed rate option	(60,340)	(126,620)	(58,292,143)	(5,398,997)	(68,370,199)
Miscellaneous transactions	(324)	663	(1,043)	2,601	837
Other charges	(2,492)	(5,642)	(13,832)	(35,378)	(43,990)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(612,958)	(403,377)	(68,771,880)	(24,894,697)	(84,393,647)

TOTAL INCREASE (DECREASE) IN NET ASSETS	104,952	228,462	(64,915,343)	(18,329,243)	(75,769,710)

NET ASSETS
Beginning of period	3,555,130	2,784,738	90,197,888	102,850,519	136,811,002
End of period	$3,660,082	$3,013,200	$25,282,545	$84,521,276	$61,041,292

Beginning units	227,658	174,582	8,174,197	10,593,189	14,157,239
Units issued	63,566	42,104	715,881	4,652,658	1,158,688
Units redeemed	(98,197)	(63,551)	(6,732,635)	(7,259,214)	(9,526,388)
Ending units	193,027	153,135	2,157,443	7,986,633	5,789,539

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030
	1/1/2019	1/1/2019	1/1/2019	1/2/2019*
	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$215,998	$(333,822)	$(255,093)	$(119,989)
Capital gains distributions received	—	—	—	—
Net realized gain (loss) on shares redeemed	1,079,591	3,307,188	874,814	62,417
Net change in unrealized appreciation (depreciation) on investments	4,040,394	(579,032)	63,911	(242,366)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,335,983	2,394,334	683,632	(299,938)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	185,077	—	—	—
Annuity payments	(95,089)	(107,162)	—	—
Surrenders, withdrawals and death benefits	(3,084,715)	(6,409,110)	(5,706,058)	(1,329,439)
Net transfers between other subaccounts
or fixed rate option	116,356	(29,119,812)	23,059,239	17,837,865
Miscellaneous transactions	(45)	209,776	(954)	165,402
Other charges	(35,777)	(7,548)	(4,923)	(780)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,914,193)	(35,433,856)	17,347,304	16,673,048

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,421,790	(33,039,522)	18,030,936	16,373,110

NET ASSETS
Beginning of period	27,325,627	44,210,817	7,496,819	—
End of period	$29,747,417	$11,171,295	$25,527,755	$16,373,110

Beginning units	2,478,535	4,569,524	776,787	—
Units issued	367,672	2,843,734	3,070,444	5,967,895
Units redeemed	(616,382)	(6,369,189)	(1,468,459)	(4,513,593)
Ending units	2,229,825	1,044,069	2,378,772	1,454,302

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(9,941,249)	$(9,153,070)	$(88,492)	$(1,783,081)	$(11,604,032)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,651,963	92,140,211	—	11,958,275	64,957,270
Net change in unrealized appreciation (depreciation) on investments	(125,443,742)	(64,731,376)	—	(17,874,279)	(102,459,937)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(61,733,028)	18,255,765	(88,492)	(7,699,085)	(49,106,699)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,558,504	783,630	10,114,736	300,147	691,939
Annuity payments	(2,895,159)	(902,071)	(4,218,208)	(411,671)	(506,886)
Surrenders, withdrawals and death benefits	(70,280,174)	(61,362,567)	(609,260,914)	(12,989,107)	(67,790,365)
Net transfers between other subaccounts
or fixed rate option	(35,948,462)	(41,253,671)	605,834,178	(18,099,679)	(112,020,671)
Miscellaneous transactions	(21,429)	10,515	1,198	1,687	834
Other charges	(1,969,328)	(3,583,695)	(1,032,907)	(731,023)	(5,496,724)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(109,556,048)	(106,307,859)	1,438,083	(31,929,646)	(185,121,873)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(171,289,076)	(88,052,094)	1,349,591	(39,628,731)	(234,228,572)

NET ASSETS
Beginning of period	717,223,696	608,037,641	497,232,400	145,630,860	844,159,632
End of period	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060

Beginning units	28,413,091	19,217,181	45,354,332	3,435,094	43,505,553
Units issued	1,884,078	2,336,509	38,767,803	355,328	3,038,755
Units redeemed	(6,856,181)	(6,338,777)	(40,127,603)	(1,160,220)	(14,507,957)
Ending units	23,440,988	15,214,913	43,994,532	2,630,202	32,036,351

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,268,246)	$(2,413,309)	$(3,617,296)	$(1,136,085)	$(3,663,030)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,953,824	19,090,517	29,925,629	6,975,849	31,206,892
Net change in unrealized appreciation (depreciation) on investments	(16,276,934)	(22,008,237)	(50,859,888)	(19,411,583)	(70,741,907)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,591,356)	(5,331,029)	(24,551,555)	(13,571,819)	(43,198,045)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	775,245	786,693	950,235	195,661	651,351
Annuity payments	(94,069)	(504,768)	(750,200)	(126,140)	(1,101,967)
Surrenders, withdrawals and death benefits	(9,287,437)	(24,213,382)	(23,325,367)	(7,624,709)	(26,428,915)
Net transfers between other subaccounts
or fixed rate option	3,602,856	(26,105,846)	(13,213,182)	(8,935,889)	(11,065,885)
Miscellaneous transactions	139	673	178	1,696	2,975
Other charges	(497,513)	(731,070)	(987,049)	(457,242)	(731,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,500,779)	(50,767,700)	(37,325,385)	(16,946,623)	(38,673,453)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,092,135)	(56,098,729)	(61,876,940)	(30,518,442)	(81,871,498)

NET ASSETS
Beginning of period	90,219,332	194,209,305	251,830,282	88,731,199	273,950,304
End of period	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806

Beginning units	4,448,049	7,950,382	8,622,075	3,003,255	6,984,586
Units issued	1,268,510	2,560,616	951,358	365,671	631,273
Units redeemed	(1,574,665)	(4,772,653)	(2,132,741)	(988,531)	(1,688,204)
Ending units	4,141,894	5,738,345	7,440,692	2,380,395	5,927,655

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(6,765,372)	$(2,664,267)	$(4,184,449)	$(13,629,011)	$(3,369,753)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,316,699	20,497,391	27,813,136	129,916,419	31,481,574
Net change in unrealized appreciation (depreciation) on investments	(41,899,804)	(44,466,584)	(64,592,067)	(144,328,594)	(24,634,289)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22,348,477)	(26,633,460)	(40,963,380)	(28,041,186)	3,477,532

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,434,539	517,928	704,291	2,305,127	769,365
Annuity payments	(1,304,162)	(510,315)	(587,794)	(3,616,195)	(1,009,997)
Surrenders, withdrawals and death benefits	(48,128,669)	(18,352,860)	(27,224,589)	(96,917,143)	(22,837,323)
Net transfers between other subaccounts
or fixed rate option	(44,014,757)	(23,161,942)	(4,091,942)	(87,618,588)	(11,515,030)
Miscellaneous transactions	1,923	3,040	(1,361)	5,450	(3,907)
Other charges	(2,307,096)	(1,182,155)	(1,039,968)	(2,169,885)	(882,952)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(94,318,222)	(42,686,304)	(32,241,363)	(188,011,234)	(35,479,844)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(116,666,699)	(69,319,764)	(73,204,743)	(216,052,420)	(32,002,312)

NET ASSETS
Beginning of period	501,919,457	209,087,999	287,725,851	981,815,071	227,748,391
End of period	$385,252,758	$139,768,235	$214,521,108	$765,762,651	$195,746,079

Beginning units	32,134,889	4,500,658	11,148,575	29,003,859	10,885,453
Units issued	3,079,855	519,053	1,293,365	948,402	1,077,466
Units redeemed	(8,667,402)	(1,566,395)	(2,870,303)	(6,839,048)	(2,686,331)
Ending units	26,547,342	3,453,316	9,571,637	23,113,213	9,276,588
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio	AST QMA US Equity Alpha Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(4,902,021)	$(2,350,132)	$(4,409,598)	$(16,460,735)	$(2,588,466)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	40,329,269	16,454,626	1,205,790	34,488,487	25,906,422
Net change in unrealized appreciation (depreciation) on investments	(94,504,349)	(28,310,298)	881,874	(44,706,137)	(39,296,197)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(59,077,101)	(14,205,804)	(2,321,934)	(26,678,385)	(15,978,241)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	942,738	248,216	1,551,636	1,780,588	668,899
Annuity payments	(887,369)	(306,152)	(1,798,242)	(3,217,023)	(396,599)
Surrenders, withdrawals and death benefits	(33,098,124)	(13,844,103)	(39,736,821)	(113,617,686)	(17,562,802)
Net transfers between other subaccounts
or fixed rate option	(24,133,037)	(8,317,785)	(9,205,410)	(102,414,884)	(19,892,073)
Miscellaneous transactions	4,111	(8,156)	3,007	(3,030)	822
Other charges	(1,340,971)	(891,520)	(614,989)	(7,391,263)	(985,759)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(58,512,652)	(23,119,500)	(49,800,819)	(224,863,298)	(38,167,512)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(117,589,753)	(37,325,304)	(52,122,753)	(251,541,683)	(54,145,753)

NET ASSETS
Beginning of period	384,828,804	163,900,697	324,559,611	1,223,684,992	201,546,483
End of period	$267,239,051	$126,575,393	$272,436,858	$972,143,309	$147,400,730

Beginning units	7,777,777	5,037,914	22,956,844	67,283,631	7,106,024
Units issued	611,970	938,645	2,672,117	5,357,062	910,589
Units redeemed	(2,034,200)	(1,720,487)	(6,495,940)	(19,450,083)	(2,441,657)
Ending units	6,355,547	4,256,072	19,133,021	53,190,610	5,574,956

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,747,737)	$(36,670,639)	$(1,870,427)	$(3,217,693)	$(2,397,360)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	165,605	192,996,567	7,262,976	17,555,076	11,395,647
Net change in unrealized appreciation (depreciation) on investments	(19,743,731)	(313,405,739)	(27,331,741)	(37,559,513)	(42,397,379)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(21,325,863)	(157,079,811)	(21,939,192)	(23,222,130)	(33,399,092)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	276,011	5,056,583	181,084	886,066	598,357
Annuity payments	(386,784)	(1,423,069)	(210,315)	(343,861)	(412,862)
Surrenders, withdrawals and death benefits	(11,420,856)	(229,078,913)	(11,506,398)	(22,798,980)	(16,912,252)
Net transfers between other subaccounts
or fixed rate option	(27,580,742)	(185,515,170)	(4,732,285)	(26,469,279)	(7,026,398)
Miscellaneous transactions	552	4,756	2,067	9,249	7,484
Other charges	(941,817)	(17,475,205)	(589,674)	(1,444,798)	(981,869)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(40,053,636)	(428,431,018)	(16,855,521)	(50,161,603)	(24,727,540)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(61,379,499)	(585,510,829)	(38,794,713)	(73,383,733)	(58,126,632)

NET ASSETS
Beginning of period	149,316,069	2,636,866,357	135,560,737	246,652,832	191,305,308
End of period	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099	$133,178,676

Beginning units	4,768,104	106,379,273	7,225,922	8,302,546	7,658,060
Units issued	696,385	6,380,206	769,528	1,249,545	1,263,229
Units redeemed	(2,297,414)	(28,660,044)	(1,959,663)	(3,130,301)	(2,700,846)
Ending units	3,167,075	84,099,435	6,035,787	6,421,790	6,220,443

The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,983,891)	$(5,261,679)	$(4,865,483)	$(69,870,755)	$(28,225,272)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(100,577)	25,235,146	24,834,293	381,689,171	163,872,385
Net change in unrealized appreciation (depreciation) on investments	2,783,429	(70,493,360)	(39,165,859)	(633,311,295)	(303,683,616)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	698,961	(50,519,893)	(19,197,049)	(321,492,879)	(168,036,503)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	523,374	962,485	1,019,121	8,453,331	3,215,736
Annuity payments	(449,650)	(1,176,916)	(5,771)	(3,070,611)	(1,165,494)
Surrenders, withdrawals and death benefits	(14,487,048)	(34,485,427)	(34,350,707)	(451,878,334)	(164,256,787)
Net transfers between other subaccounts
or fixed rate option	(14,912,538)	(2,113,662)	(54,723,742)	(232,479,194)	(349,014,482)
Miscellaneous transactions	300	2,901	(1,388)	(35,802)	(2,717)
Other charges	(503,987)	(1,024,583)	(2,185,599)	(25,153,642)	(10,606,837)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(29,829,549)	(37,835,202)	(90,248,086)	(704,164,252)	(521,830,581)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,130,588)	(88,355,095)	(109,445,135)	(1,025,657,131)	(689,867,084)

NET ASSETS
Beginning of period	146,223,793	371,248,004	371,660,516	4,739,093,710	2,065,691,089
End of period	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579	$1,375,824,005

Beginning units	9,423,404	14,335,939	25,000,379	268,118,355	147,946,002
Units issued	1,138,225	1,487,235	2,917,932	20,994,669	9,721,344
Units redeemed	(3,150,044)	(3,068,927)	(9,234,860)	(63,667,560)	(49,346,480)
Ending units	7,411,585	12,754,247	18,683,451	225,445,464	108,320,866

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST AllianzGI World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(38,979,173)	$(26,404,660)	$(10,993,385)	$(8,995,396)	$(8,620,525)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	177,668,190	106,108,770	67,474,188	52,388,379	48,453,163
Net change in unrealized appreciation (depreciation) on investments	(290,822,119)	(149,740,585)	(123,696,150)	(95,020,757)	(88,120,889)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(152,133,102)	(70,036,475)	(67,215,347)	(51,627,774)	(48,288,251)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,524,402	3,644,091	659,241	208,187	310,813
Annuity payments	(1,980,921)	(2,424,746)	(187,807)	(38,148)	(156,007)
Surrenders, withdrawals and death benefits	(240,296,319)	(197,355,900)	(66,130,781)	(48,724,741)	(46,648,813)
Net transfers between other subaccounts
or fixed rate option	(132,636,128)	(103,226,694)	(129,402,997)	(74,280,816)	(121,876,488)
Miscellaneous transactions	(2,029)	(5,990)	1,914	(1,611)	(11,795)
Other charges	(17,440,774)	(10,230,385)	(6,488,673)	(5,356,647)	(5,241,674)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(384,831,769)	(309,599,624)	(201,549,103)	(128,193,776)	(173,623,964)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(536,964,871)	(379,636,099)	(268,764,450)	(179,821,550)	(221,912,215)

NET ASSETS
Beginning of period	2,705,876,143	1,832,187,535	832,893,402	655,138,885	657,149,816
End of period	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335	$435,237,601

Beginning units	158,748,670	117,509,300	60,889,182	43,144,541	48,368,104
Units issued	12,228,620	11,331,451	5,448,903	4,480,414	4,818,931
Units redeemed	(36,337,614)	(32,233,598)	(21,243,089)	(13,530,384)	(18,499,930)
Ending units	134,639,676	96,607,153	45,094,996	34,094,571	34,687,105

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	Prudential SP International Growth Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(7,991,715)	$(5,715)	$14,076	$(4,372)	$(71,595)
Capital gains distributions received	—	159,693	229,960	63,039	—
Net realized gain (loss) on shares redeemed	24,813,752	(9,194)	160,512	34,913	449,194
Net change in unrealized appreciation (depreciation) on investments	(35,797,394)	(279,926)	(567,249)	(99,284)	(1,086,758)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(18,975,357)	(135,142)	(162,701)	(5,704)	(709,159)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	913,585	4,178	2,162	270	16,989
Annuity payments	(775,282)	(6,348)	(165,130)	—	(9,591)
Surrenders, withdrawals and death benefits	(57,828,486)	(43,183)	(254,083)	(38,553)	(556,818)
Net transfers between other subaccounts
or fixed rate option	157,992,862	(31,649)	23,709	(32,377)	(119,404)
Miscellaneous transactions	818	(29)	1,113	—	(157)
Other charges	(3,887,819)	(3,021)	(2,385)	(580)	(5,806)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	96,415,678	(80,052)	(394,614)	(71,240)	(674,787)

TOTAL INCREASE (DECREASE) IN NET ASSETS	77,440,321	(215,194)	(557,315)	(76,944)	(1,383,946)

NET ASSETS
Beginning of period	512,988,421	993,660	3,376,276	445,992	5,739,111
End of period	$590,428,742	$778,466	$2,818,961	$369,048	$4,355,165

Beginning units	38,402,873	46,688	127,859	11,430	313,267
Units issued	23,997,969	864	3,709	3	84,304
Units redeemed	(16,889,836)	(4,571)	(18,619)	(1,709)	(120,208)
Ending units	45,511,006	42,981	112,949	9,724	277,363

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology	ProFund VP Basic Materials
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(73,202)	$(55,454)	$(33,426)	$(123,238)	$(66,366)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	667,472	316,755	(361,702)	266,081	693,831
Net change in unrealized appreciation (depreciation) on investments	(2,208,828)	(1,424,606)	350,137	(902,823)	(2,015,821)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,614,558)	(1,163,305)	(44,991)	(759,980)	(1,388,356)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	19,872	8,872	24,248	16,294	58,926
Annuity payments	(20,251)	—	(264)	(5,379)	(12,186)
Surrenders, withdrawals and death benefits	(779,919)	(629,464)	(201,745)	(1,163,857)	(775,036)
Net transfers between other subaccounts
or fixed rate option	(1,637,553)	(1,854,450)	180,857	(1,571,437)	(1,692,532)
Miscellaneous transactions	189	534	36	(107)	1,032
Other charges	(23,776)	(3,058)	(2,445)	(4,685)	(5,948)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,441,438)	(2,477,566)	687	(2,729,171)	(2,425,744)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,055,996)	(3,640,871)	(44,304)	(3,489,151)	(3,814,100)

NET ASSETS
Beginning of period	10,115,813	7,511,216	2,664,413	11,552,437	8,857,767
End of period	$6,059,817	$3,870,345	$2,620,109	$8,063,286	$5,043,667

Beginning units	381,124	748,020	1,569,919	363,716	386,603
Units issued	114,335	1,530,252	13,623,082	619,571	159,294
Units redeemed	(210,421)	(1,804,631)	(13,740,596)	(704,477)	(275,447)
Ending units	285,038	473,641	1,452,405	278,810	270,450

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods	ProFund VP Oil & Gas
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(123,332)	$(307,615)	$(156,284)	$(17,745)	$59,802
Capital gains distributions received	1,776,244	2,035,959	511,357	1,393,732	—
Net realized gain (loss) on shares redeemed	(2,474,575)	(2,081,801)	1,458,105	(240,884)	9,903
Net change in unrealized appreciation (depreciation) on investments	(1,165,484)	(1,909,970)	(2,092,213)	(2,488,462)	(2,406,679)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,987,147)	(2,263,427)	(279,035)	(1,353,359)	(2,336,974)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,050	50,333	7,216	10,197	66,455
Annuity payments	(13,260)	(27,581)	(7,059)	(51,450)	(8,399)
Surrenders, withdrawals and death benefits	(737,048)	(2,749,879)	(1,181,651)	(902,546)	(1,693,344)
Net transfers between other subaccounts
or fixed rate option	(529,565)	(2,218,482)	422,178	(1,540,163)	(1,217,319)
Miscellaneous transactions	6,206	501	(9,876)	222	326
Other charges	(4,417)	(24,849)	(66,313)	(44,463)	(13,831)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,265,034)	(4,969,957)	(835,505)	(2,528,203)	(2,866,112)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,252,181)	(7,233,384)	(1,114,540)	(3,881,562)	(5,203,086)

NET ASSETS
Beginning of period	10,253,798	33,706,962	9,698,818	9,932,592	13,794,610
End of period	$7,001,617	$26,473,578	$8,584,278	$6,051,030	$8,591,524

Beginning units	442,773	1,626,560	421,158	423,777	666,657
Units issued	2,280,903	8,744,835	332,496	94,077	487,200
Units redeemed	(2,362,507)	(8,990,598)	(377,416)	(211,579)	(625,220)
Ending units	361,169	1,380,797	376,238	306,275	528,637

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care	Access VP High Yield Fund
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$186,153	$(190,264)	$(31,079)	$(436,573)	$112,694
Capital gains distributions received	—	—	—	1,739,053	165,471
Net realized gain (loss) on shares redeemed	(580,596)	2,197,257	(899,262)	537,849	(638,827)
Net change in unrealized appreciation (depreciation) on investments	(1,008,049)	(3,841,880)	280,987	(1,195,493)	182,373
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,402,492)	(1,834,887)	(649,354)	644,836	(178,289)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,520	25,087	9,721	18,436	8,515
Annuity payments	(10,119)	(5,873)	(42,342)	(182,649)	(45,116)
Surrenders, withdrawals and death benefits	(1,111,037)	(1,439,825)	(817,999)	(2,833,765)	(2,029,760)
Net transfers between other subaccounts
or fixed rate option	(1,995,542)	(4,681,688)	22,126	507,249	(1,766,328)
Miscellaneous transactions	536	(483)	(781)	(4,848)	25
Other charges	(19,294)	(100,960)	(16,670)	(162,993)	(3,441)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,117,936)	(6,203,742)	(845,945)	(2,658,570)	(3,836,105)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,520,428)	(8,038,629)	(1,495,299)	(2,013,734)	(4,014,394)

NET ASSETS
Beginning of period	11,647,043	20,133,066	7,600,038	30,473,156	9,460,431
End of period	$7,126,615	$12,094,437	$6,104,739	$28,459,422	$5,446,037

Beginning units	864,965	1,502,884	366,818	1,297,848	458,774
Units issued	4,121,492	339,579	4,349,135	481,208	403,994
Units redeemed	(4,361,703)	(818,445)	(4,399,688)	(596,175)	(595,084)
Ending units	624,754	1,024,018	316,265	1,182,881	267,684

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals	ProFund VP Mid-Cap Growth
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(132,788)	$(111,425)	$(72,476)	$(113,809)	$(268,313)
Capital gains distributions received	—	446,743	—	—	1,672,018
Net realized gain (loss) on shares redeemed	1,313,684	2,784,522	804,519	(1,969,370)	(88,609)
Net change in unrealized appreciation (depreciation) on investments	(2,322,943)	(2,768,941)	(1,494,311)	637,285	(3,555,662)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,142,047)	350,899	(762,268)	(1,445,894)	(2,240,566)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,831	11,296	7,456	42,566	26,544
Annuity payments	(63,202)	(88,507)	(7,892)	(7,044)	(103,277)
Surrenders, withdrawals and death benefits	(1,262,578)	(706,216)	(442,727)	(971,356)	(2,048,129)
Net transfers between other subaccounts
or fixed rate option	(4,330,574)	(370,674)	(670,218)	123,405	(2,445,158)
Miscellaneous transactions	(629)	(37)	(402)	22	110
Other charges	(52,748)	(3,483)	(9,288)	(13,936)	(69,715)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,704,900)	(1,157,621)	(1,123,071)	(826,343)	(4,639,625)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,846,947)	(806,722)	(1,885,339)	(2,272,237)	(6,880,191)

NET ASSETS
Beginning of period	12,595,920	7,622,200	6,343,383	10,421,085	20,183,413
End of period	$5,748,973	$6,815,478	$4,458,044	$8,148,848	$13,303,222

Beginning units	490,833	105,730	453,414	1,372,515	752,758
Units issued	130,915	146,554	244,338	4,033,738	553,008
Units redeemed	(366,396)	(161,589)	(327,722)	(4,156,015)	(735,227)
Ending units	255,352	90,695	370,030	1,250,238	570,539

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP NASDAQ-100
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(167,714)	$(8,702)	$57,284	$(56,244)	$(303,207)
Capital gains distributions received	1,733,254	82,446	767,716	—	2,072,859
Net realized gain (loss) on shares redeemed	(1,127,562)	205,831	(677,275)	252,953	(1,148,501)
Net change in unrealized appreciation (depreciation) on investments	(2,111,503)	(521,652)	(686,736)	(240,354)	(1,003,194)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,673,525)	(242,077)	(539,011)	(43,645)	(382,043)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	31,749	6,798	17,242	10,767	35,694
Annuity payments	(97,280)	(58,910)	(17,425)	(8,078)	(15,968)
Surrenders, withdrawals and death benefits	(1,245,610)	(689,220)	(864,973)	(848,653)	(2,171,735)
Net transfers between other subaccounts
or fixed rate option	(2,208,970)	(310,413)	442,446	621,673	(1,905,726)
Miscellaneous transactions	21	26	(143)	52	(309)
Other charges	(46,394)	(3,723)	(23,289)	(5,051)	(22,616)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,566,484)	(1,055,442)	(446,142)	(229,290)	(4,080,660)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,240,009)	(1,297,519)	(985,153)	(272,935)	(4,462,703)

NET ASSETS
Beginning of period	14,778,302	4,346,789	7,347,731	3,078,825	22,390,121
End of period	$9,538,293	$3,049,270	$6,362,578	$2,805,890	$17,927,418

Beginning units	570,175	261,217	273,254	2,029,271	1,083,299
Units issued	262,697	755,835	214,281	15,107,996	5,471,843
Units redeemed	(407,294)	(818,133)	(231,512)	(15,327,105)	(5,640,519)
Ending units	425,578	198,919	256,023	1,810,162	914,623

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100	ProFund VP Short Small-Cap
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(42,850)	$(264,222)	$(1,655)	$(10,773)	$(5,139)
Capital gains distributions received	305,256	1,350,027	13,454	—	—
Net realized gain (loss) on shares redeemed	43,337	893,634	(6,362)	27,368	70,150
Net change in unrealized appreciation (depreciation) on investments	(652,132)	(3,171,928)	(5,928)	29,609	14,091
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(346,389)	(1,192,489)	(491)	46,204	79,102

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,301	41,241	363	1,134	93
Annuity payments	(779)	(146,909)	—	—	—
Surrenders, withdrawals and death benefits	(286,402)	(2,244,579)	(20,172)	(48,285)	(24,361)
Net transfers between other subaccounts
or fixed rate option	(1,139,985)	(2,869,315)	312,286	32,466	1,094,571
Miscellaneous transactions	46	(203)	(30)	(87)	(28)
Other charges	(1,257)	(55,424)	(120)	(2,127)	(169)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,412,076)	(5,275,189)	292,327	(16,899)	1,070,106

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,758,465)	(6,467,678)	291,836	29,305	1,149,208

NET ASSETS
Beginning of period	3,542,339	19,503,671	123,319	626,882	191,356
End of period	$1,783,874	$13,035,993	$415,155	$656,187	$1,340,564

Beginning units	207,566	648,610	86,345	836,939	139,337
Units issued	288,638	509,086	2,529,847	41,913,279	12,187,030
Units redeemed	(380,696)	(690,917)	(2,335,587)	(41,832,875)	(11,361,519)
Ending units	115,508	466,779	280,605	917,343	964,848

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap	ProFund VP UltraNASDAQ-100
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(171,750)	$(95,448)	$168,008	$(187,372)	$(655,169)
Capital gains distributions received	998,978	205,893	—	3,950,162	20,812,345
Net realized gain (loss) on shares redeemed	716,971	1,107,642	(904,781)	(7,165,040)	(9,159,047)
Net change in unrealized appreciation (depreciation) on investments	(3,264,493)	(1,471,088)	28,483	(366,007)	(16,672,487)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,720,294)	(253,001)	(708,290)	(3,768,257)	(5,674,358)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	35,386	23,632	2,449	21,635	65,102
Annuity payments	(18,428)	—	(7,598)	(6,160)	(96,494)
Surrenders, withdrawals and death benefits	(1,270,089)	(718,943)	(289,001)	(1,723,207)	(3,397,389)
Net transfers between other subaccounts
or fixed rate option	(906,681)	(174,258)	(1,018,092)	(2,015,723)	(995,985)
Miscellaneous transactions	(450)	(10,504)	(21)	2,740	1,674
Other charges	(36,919)	(3,177)	(23,145)	(12,658)	(20,668)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,197,181)	(883,250)	(1,335,408)	(3,733,373)	(4,443,760)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,917,475)	(1,136,251)	(2,043,698)	(7,501,630)	(10,118,118)

NET ASSETS
Beginning of period	12,451,611	7,507,426	5,140,887	15,747,096	51,453,201
End of period	$8,534,136	$6,371,175	$3,097,189	$8,245,466	$41,335,083

Beginning units	510,326	509,399	475,902	343,537	5,201,616
Units issued	457,423	252,926	434,644	3,636,226	11,883,442
Units redeemed	(550,580)	(304,077)	(558,894)	(3,732,924)	(12,444,690)
Ending units	417,169	458,248	351,652	246,839	4,640,368
The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	Rydex VT Nova Fund
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(101,111)	$113,236	$(274,566)	$(65,861)	$(16,246)
Capital gains distributions received	2,310,273	535,728	919,767	—	90,944
Net realized gain (loss) on shares redeemed	(1,922,177)	(279,010)	2,709,654	1,203,240	127,698
Net change in unrealized appreciation (depreciation) on investments	(2,067,439)	(474,846)	(3,704,980)	(2,813,540)	(337,020)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,780,454)	(104,892)	(350,125)	(1,676,161)	(134,624)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,336	15,279	32,069	23,993	2,456
Annuity payments	—	(45,295)	(116,778)	(27,908)	(29,074)
Surrenders, withdrawals and death benefits	(802,058)	(1,686,293)	(2,113,455)	(1,410,699)	(75,698)
Net transfers between other subaccounts
or fixed rate option	(1,789,952)	(3,343,200)	(4,044,429)	(1,975,575)	(69,995)
Miscellaneous transactions	200	(9)	(6,140)	(387)	(249)
Other charges	(4,001)	(71,784)	(53,588)	(49,275)	(1,427)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,577,475)	(5,131,302)	(6,302,321)	(3,439,851)	(173,987)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,357,929)	(5,236,194)	(6,652,446)	(5,116,012)	(308,611)

NET ASSETS
Beginning of period	9,350,555	22,354,060	21,496,306	15,937,536	1,367,809
End of period	$4,992,626	$17,117,866	$14,843,860	$10,821,524	$1,059,198

Beginning units	344,350	1,015,423	939,342	905,706	86,705
Units issued	1,071,586	707,649	679,893	449,165	1,119
Units redeemed	(1,157,448)	(949,069)	(947,350)	(656,673)	(11,928)
Ending units	258,488	774,003	671,885	698,198	75,896

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)	Wells Fargo VT Index Asset Allocation Fund (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(127,323)	$(265)	$(357,520)	$(309,306)	$(88,126)
Capital gains distributions received	361,228	—	3,472,633	1,028,846	1,233,640
Net realized gain (loss) on shares redeemed	568,843	(6,200)	(1,335,737)	1,492,053	1,198,310
Net change in unrealized appreciation (depreciation) on investments	(966,550)	6,994	(1,795,614)	(2,361,966)	(3,084,859)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(163,802)	529	(16,238)	(150,373)	(741,035)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	18,342	15	76,724	62,299	24,431
Annuity payments	(31,165)	—	(85,780)	(47,784)	(109,271)
Surrenders, withdrawals and death benefits	(730,505)	(917)	(3,110,591)	(2,338,454)	(1,967,623)
Net transfers between other subaccounts
or fixed rate option	(397,905)	1,105	(1,258,083)	(864,197)	(1,127,702)
Miscellaneous transactions	(9)	—	2,432	(381)	95
Other charges	(12,221)	(23)	(27,575)	(22,065)	(6,707)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,153,463)	180	(4,402,873)	(3,210,582)	(3,186,777)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,317,265)	709	(4,419,111)	(3,360,955)	(3,927,812)

NET ASSETS
Beginning of period	8,899,080	18,595	28,295,421	21,668,801	20,652,621
End of period	$7,581,815	$19,304	$23,876,310	$18,307,846	$16,724,809

Beginning units	460,674	9,044	1,002,863	1,741,166	449,626
Units issued	238	1,043	102,006	157,064	2,482
Units redeemed	(55,567)	(928)	(262,278)	(397,688)	(71,923)
Ending units	405,345	9,159	842,591	1,500,542	380,185

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$28,670	$(19,691)	$(16,164,149)	$(66,816,413)	$(25,560,656)
Capital gains distributions received	67,677	133,888	—	—	—
Net realized gain (loss) on shares redeemed	(14,839)	84,634	92,109,236	298,067,278	134,610,574
Net change in unrealized appreciation (depreciation) on investments	(134,555)	(187,316)	(167,947,054)	(612,799,825)	(224,408,848)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(53,047)	11,515	(92,001,967)	(381,548,960)	(115,358,930)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,864	2,340	681,899	4,961,710	1,503,061
Annuity payments	—	—	(441,171)	(1,902,415)	(445,961)
Surrenders, withdrawals and death benefits	(18,365)	(63,083)	(92,608,656)	(373,926,897)	(152,429,326)
Net transfers between other subaccounts
or fixed rate option	(29,389)	(91,399)	(144,421,866)	(636,680,679)	(120,837,977)
Miscellaneous transactions	(2)	5	3,519	26,313	56,645
Other charges	(75)	(754)	(7,256,941)	(36,880,899)	(10,548,467)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(43,967)	(152,891)	(244,043,216)	(1,044,402,867)	(282,702,025)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(97,014)	(141,376)	(336,045,183)	(1,425,951,827)	(398,060,955)

NET ASSETS
Beginning of period	321,867	1,278,769	1,146,433,292	4,871,020,176	1,776,407,378
End of period	$224,853	$1,137,393	$810,388,109	$3,445,068,349	$1,378,346,423

Beginning units	29,801	50,603	79,948,244	317,158,851	100,476,598
Units issued	705	370	6,437,228	27,443,832	7,875,985
Units redeemed	(5,160)	(5,853)	(24,666,099)	(100,426,858)	(25,039,855)
Ending units	25,346	45,120	61,719,373	244,175,825	83,312,728

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2019	AST Cohen & Steers Global Realty Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(23,495,725)	$(1,056,109)	$(454,311)	$(1,578,684)	$(842,725)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,680,148	244,540	1,502,199	3,303,393	318,549
Net change in unrealized appreciation (depreciation) on investments	24,995,823	264,822	(3,041,614)	(19,848,906)	(273,323)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	6,180,246	(546,747)	(1,993,726)	(18,124,197)	(797,499)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	128,096	—	49,454	99,318	—
Annuity payments	(927,771)	(56,518)	(186,961)	(84,205)	(1,183)
Surrenders, withdrawals and death benefits	(107,793,776)	(14,233,208)	(3,164,162)	(8,036,344)	(8,985,155)
Net transfers between other subaccounts
or fixed rate option	2,226,412,163	58,721,779	(6,638,189)	(12,985,091)	3,132,657
Miscellaneous transactions	10,356	99	(95)	(213)	328
Other charges	(18,314,954)	(20,390)	(287,388)	(1,026,998)	(22,948)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,099,514,114	44,411,762	(10,227,341)	(22,033,533)	(5,876,301)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,105,694,360	43,865,015	(12,221,067)	(40,157,730)	(6,673,800)

NET ASSETS
Beginning of period	1,058,737,381	32,888,977	37,280,068	124,977,537	47,838,896
End of period	$3,164,431,741	$76,753,992	$25,059,001	$84,819,807	$41,165,096

Beginning units	67,018,420	2,554,978	2,590,983	11,487,660	4,389,342
Units issued	199,521,064	5,461,573	359,231	2,739,394	1,827,911
Units redeemed	(64,824,193)	(2,056,882)	(1,107,569)	(5,067,658)	(2,389,703)
Ending units	201,715,291	5,959,669	1,842,645	9,159,396	3,827,550

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2021	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,185,271)	$(949,167)	$(36,383)	$(219,764)	$(178,836)
Capital gains distributions received	—	—	266,572	1,637,939	1,262,171
Net realized gain (loss) on shares redeemed	9,645,302	400,563	47,104	528,612	403,568
Net change in unrealized appreciation (depreciation) on investments	(10,488,436)	(507,783)	(289,234)	(1,887,340)	(1,699,966)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,028,405)	(1,056,387)	(11,941)	59,447	(213,063)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	159,020	—	4,154	34,127	46,702
Annuity payments	(46,360)	—	(27,213)	(60,356)	(20,927)
Surrenders, withdrawals and death benefits	(6,660,701)	(8,647,738)	(121,310)	(1,531,708)	(1,409,712)
Net transfers between other subaccounts
or fixed rate option	(5,172,363)	(2,347,887)	(104,057)	(1,684,696)	726,153
Miscellaneous transactions	4,231	378	1	28,471	(190)
Other charges	(653,495)	(18,268)	(1,189)	(19,367)	(14,082)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(12,369,668)	(11,013,515)	(249,614)	(3,233,529)	(672,056)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,398,073)	(12,069,902)	(261,555)	(3,174,082)	(885,119)

NET ASSETS
Beginning of period	78,395,914	55,271,875	2,429,948	16,862,364	12,231,468
End of period	$63,997,841	$43,201,973	$2,168,393	$13,688,282	$11,346,349

Beginning units	3,001,410	4,311,036	96,972	626,412	538,192
Units issued	1,051,140	1,901,145	570	75,896	205,516
Units redeemed	(1,541,629)	(2,796,593)	(10,016)	(178,881)	(246,183)
Ending units	2,510,921	3,415,588	87,526	523,427	497,525

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$1,305,534	$(765,829)	$(1,628,949)	$(1,861,254)	$228,034
Capital gains distributions received	2,894,331	—	—	—	748,993
Net realized gain (loss) on shares redeemed	(1,009,994)	(883,506)	7,645,963	8,695,149	1,037,414
Net change in unrealized appreciation (depreciation) on investments	(5,385,042)	711,397	(15,145,052)	(14,603,600)	(3,956,947)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,195,171)	(937,938)	(9,128,038)	(7,769,705)	(1,942,506)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	56,185	—	1,302,855	132,225	85,225
Annuity payments	(193,529)	—	—	(70,176)	(55,821)
Surrenders, withdrawals and death benefits	(1,374,439)	(9,597,126)	(34,514,074)	(13,738,999)	(3,744,421)
Net transfers between other subaccounts
or fixed rate option	(984,230)	2,007,900	13,557,577	(14,589,769)	(1,423,616)
Miscellaneous transactions	(1,059)	8,727	2,777	(1,220)	379
Other charges	(14,701)	(15,364)	(46,878)	(812,765)	(19,062)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,511,773)	(7,595,863)	(19,697,743)	(29,080,704)	(5,157,316)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,706,944)	(8,533,801)	(28,825,781)	(36,850,409)	(7,099,822)

NET ASSETS
Beginning of period	13,977,373	44,338,374	136,764,963	132,986,885	26,417,163
End of period	$9,270,429	$35,804,573	$107,939,182	$96,136,476	$19,317,341

Beginning units	672,082	3,753,514	8,943,072	10,477,177	1,398,536
Units issued	73,493	1,483,669	1,993,920	2,153,778	172,994
Units redeemed	(202,207)	(2,158,426)	(3,317,282)	(4,527,352)	(453,847)
Ending units	543,368	3,078,757	7,619,710	8,103,603	1,117,683

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$10,602	$(48,950)	$(24,791)	$(61,401)	$(1,286,300)
Capital gains distributions received	473	—	244,684	466,814	—
Net realized gain (loss) on shares redeemed	(9,942)	306,183	94,916	290,031	1,826,776
Net change in unrealized appreciation (depreciation) on investments	(3,589)	(437,961)	(510,969)	(1,070,159)	(2,723,943)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,456)	(180,728)	(196,160)	(374,715)	(2,183,467)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	393	1,982	6,925	8,711	14,343
Annuity payments	—	(73,591)	(16,126)	(48,272)	(593,906)
Surrenders, withdrawals and death benefits	(232,000)	(299,400)	(186,022)	(442,405)	(10,955,601)
Net transfers between other subaccounts
or fixed rate option	(8,315)	(85,777)	68,458	(231,325)	3,545,668
Miscellaneous transactions	—	798	38	4	306
Other charges	(373)	(3,598)	(4,376)	(2,299)	(782,314)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(240,295)	(459,586)	(131,103)	(715,586)	(8,771,504)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(242,751)	(640,314)	(327,263)	(1,090,301)	(10,954,971)

NET ASSETS
Beginning of period	551,811	4,783,485	2,544,051	5,185,204	93,378,081
End of period	$309,060	$4,143,171	$2,216,788	$4,094,903	$82,423,110

Beginning units	51,391	228,901	116,605	241,441	8,326,133
Units issued	20	742	4,274	299	3,112,788
Units redeemed	(22,865)	(21,158)	(10,139)	(33,461)	(3,967,429)
Ending units	28,546	208,485	110,740	208,279	7,471,492

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(503,249)	$(2,452,114)	$(19,914)	$(998,916)	$(178,713)
Capital gains distributions received	—	—	—	—	1,467,323
Net realized gain (loss) on shares redeemed	(669,368)	11,750,588	8,257	7,991,847	295,949
Net change in unrealized appreciation (depreciation) on investments	636,433	(24,619,636)	(201,930)	(14,400,123)	(2,497,359)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(536,184)	(15,321,162)	(213,587)	(7,407,192)	(912,800)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	300,942	735	49,095	45,034
Annuity payments	(26,395)	(164,797)	(9,728)	(176,370)	(35,780)
Surrenders, withdrawals and death benefits	(7,693,084)	(15,758,102)	(186,214)	(7,284,126)	(1,774,216)
Net transfers between other subaccounts
or fixed rate option	9,116,051	(11,067,162)	(896,302)	(16,845,792)	920,268
Miscellaneous transactions	414	2,057	2	1,785	13,854
Other charges	(14,053)	(871,627)	(204)	(546,090)	(14,347)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,382,933	(27,558,689)	(1,091,711)	(24,801,498)	(845,187)

TOTAL INCREASE (DECREASE) IN NET ASSETS	846,749	(42,879,851)	(1,305,298)	(32,208,690)	(1,757,987)

NET ASSETS
Beginning of period	26,687,212	175,215,370	3,296,129	83,662,788	13,010,251
End of period	$27,533,961	$132,335,519	$1,990,831	$51,454,098	$11,252,264

Beginning units	2,647,125	12,192,213	303,306	4,510,989	770,065
Units issued	1,557,340	1,246,472	55,781	945,005	193,057
Units redeemed	(1,454,493)	(3,272,819)	(162,454)	(2,344,316)	(249,832)
Ending units	2,749,972	10,165,866	196,633	3,111,678	713,290

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,215,593)	$(44,880)	$(876,607)	$3,844	$6,387
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,291,059)	368,641	5,684,149	—	(4,422)
Net change in unrealized appreciation (depreciation) on investments	1,418,664	(1,160,687)	(8,325,138)	—	(9,422)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,087,988)	(836,926)	(3,517,596)	3,844	(7,457)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	11,234	42,067	338	124
Annuity payments	(76,237)	—	(27,074)	—	—
Surrenders, withdrawals and death benefits	(16,566,135)	(808,141)	(7,297,323)	(624,359)	(11,590)
Net transfers between other subaccounts
or fixed rate option	28,855,703	(357,272)	(10,134,454)	476,510	—
Miscellaneous transactions	353	292	198	(20)	—
Other charges	(21,832)	(954)	(458,643)	(871)	(153)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,191,852	(1,154,841)	(17,875,229)	(148,402)	(11,619)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,103,864	(1,991,767)	(21,392,825)	(144,558)	(19,076)

NET ASSETS
Beginning of period	58,692,580	4,975,134	67,378,571	917,413	165,593
End of period	$69,796,444	$2,983,367	$45,985,746	$772,855	$146,517

Beginning units	5,920,396	409,511	4,114,041	95,725	14,021
Units issued	6,504,485	170,500	857,307	60,350	6
Units redeemed	(5,207,332)	(275,502)	(1,989,175)	(75,825)	(1,006)
Ending units	7,217,549	304,509	2,982,173	80,250	13,021

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(59,003)	$(47,644)	$(996,426)	$(2,342,905)	$(2,795,125)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	405,874	349,947	(375,801)	(721,728)	(982,826)
Net change in unrealized appreciation (depreciation) on investments	(719,996)	(572,291)	2,588,635	(318,661)	(613,601)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(373,125)	(269,988)	1,216,408	(3,383,294)	(4,391,552)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,874	3,996	—	—	—
Annuity payments	—	—	(68,094)	(185,238)	(357,983)
Surrenders, withdrawals and death benefits	(574,006)	(578,293)	(12,871,350)	(29,102,258)	(34,866,681)
Net transfers between other subaccounts
or fixed rate option	(99,195)	127,875	94,088,897	18,768,808	19,796,335
Miscellaneous transactions	(60)	62	335	(2,058)	3,034
Other charges	(2,318)	(4,492)	(10,255)	(56,296)	(62,405)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(673,705)	(450,852)	81,139,533	(10,577,042)	(15,487,700)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,046,830)	(720,840)	82,355,941	(13,960,336)	(19,879,252)

NET ASSETS
Beginning of period	4,601,960	3,505,578	7,841,947	116,810,855	156,690,254
End of period	$3,555,130	$2,784,738	$90,197,888	$102,850,519	$136,811,002

Beginning units	268,559	202,734	692,501	11,718,449	15,773,702
Units issued	75,948	63,018	10,137,581	9,447,176	14,502,985
Units redeemed	(116,849)	(91,170)	(2,655,885)	(10,572,436)	(16,119,448)
Ending units	227,658	174,582	8,174,197	10,593,189	14,157,239

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029
	1/1/2018	1/1/2018	1/2/2018*
	to	to	to
	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(329,651)	$(658,446)	$(30,650)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	1,726,520	(513,524)	45,038
Net change in unrealized appreciation (depreciation) on investments	(8,217,113)	1,691,005	167,958
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,820,244)	519,035	182,346

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	93,150	—	—
Annuity payments	(135,511)	(3,944)	—
Surrenders, withdrawals and death benefits	(3,474,540)	(8,407,984)	(143,610)
Net transfers between other subaccounts
or fixed rate option	(725,489)	46,596,843	7,458,723
Miscellaneous transactions	(371)	273	(20)
Other charges	(40,382)	(14,732)	(620)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,283,143)	38,170,456	7,314,473

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,103,387)	38,689,491	7,496,819

NET ASSETS
Beginning of period	38,429,014	5,521,326	—
End of period	$27,325,627	$44,210,817	$7,496,819

Beginning units	2,832,902	550,819	—
Units issued	474,923	9,101,763	1,159,303
Units redeemed	(829,290)	(5,083,058)	(382,516)
Ending units	2,478,535	4,569,524	776,787

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A78

NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
DECEMBER 31, 2019

Note 1:	General
Prudential Annuities Life Assurance Corporation Variable Account B (“the Account”) was established under the laws of the State of Connecticut on November 25, 1987 to fund variable annuities offered by Prudential Annuities Life Assurance Corporation (“Prudential Annuities”). Prudential Annuities is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential Annuities. The assets of the Account will not be charged with any liabilities arising out of any other business Prudential Annuities may conduct. However, the Account’s obligations, including insurance benefits related to the variable annuities, are the obligations of Prudential Annuities.
On August 30, 2013, Prudential Annuities received approval from the Arizona and Connecticut Departments of Insurance to redomesticate Prudential Annuities from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication, Prudential Annuities is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is now operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used as a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by Prudential Annuities (individually, a “contract” or "product" and collectively, the “contracts” or "products"). The following is a list of each contract funded through the Account.

Advanced Series Advisor Plan (“ASAP”)	Advanced Series XTra Credit FOUR Premier (“XTra Credit
Advanced Series Advisor Plan II (“ASAP II”)	FOUR Premier")
Advanced Series Advisor Plan II Premier (“ASAP II	Advanced Series XTra Credit Premier (“XTra Credit
Premier”)	Premier”)
Advanced Series Advisor Plan III (“ASAP III”)	Advanced Series XTra Credit SIX (“XTra Credit SIX”)
Advanced Series Advisors Choice (“Choice”)	Alliance Capital Navigator (“ACN”)
Advanced Series Advisors Choice 2000 (“Choice 2000”)	Defined Investments Annuity
Advanced Series Advisors Income Annuity (“ASAIA”)	Emerald Choice
Advanced Series Apex (“Apex”)	Galaxy Variable Annuity III (“Galaxy III”)
Advanced Series Apex II (“Apex II”)	Harvester Variable Annuity (“Harvester Variable Annuity”)
Advanced Series Cornerstone ("AS Cornerstone")	Harvester XTra Credit (“Harvester XTra Credit”)
Advanced Series Impact (“AS Impact”)	Imperium
Advanced Series LifeVest (“ASL”)	LifeVest Personal Security Annuity (“PSA”)
Advanced Series LifeVest II (“ASL II”)	Stagecoach Apex II
Advanced Series LifeVest II Premier (ASL II Premier”)	Stagecoach ASAP III
Advanced Series LifeVest Premier (“ASL Premier”)	Stagecoach XTra Credit SIX
Advanced Series Optimum ("Optimum")	Wells Fargo Stagecoach Apex
Advanced Series Optimum Four ("Optimum Four")	Wells Fargo Stagecoach Extra Credit Variable Annuity
Advanced Series Optimum Plus ("Optimum Plus")	(“Stagecoach Extra Credit”)
Advanced Series Optimum XTra ("Optimum XTra")	Wells Fargo Stagecoach Variable Annuity (“Stagecoach”)
Advanced Series Protector (“AS Protector”)	Wells Fargo Stagecoach Variable Annuity Flex (“Stagecoach
Advanced Series Variable Immediate Annuity (“ASVIA”)	Flex”)
Advanced Series XTra Credit (“XTra Credit”)	Wells Fargo Stagecoach Variable Annuity Plus (“Stagecoach
Advanced Series XTra Credit EIGHT (“XTra Credit EIGHT”)	VA+”)
Advanced Series XTra Credit FOUR (“XTtra Credit FOUR”)

The contracts may be used as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for “non-qualified” investments. When a contract is purchased as a “qualified” investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.
The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.

A79

Note 1:	General (continued)

The corresponding subaccount names are as follows:

AST Goldman Sachs Large-Cap Value Portfolio*	ProFund VP NASDAQ-100
AST T. Rowe Price Large-Cap Growth Portfolio	ProFund VP Semiconductor
AST Government Money Market Portfolio	ProFund VP Small-Cap Growth
AST Cohen & Steers Realty Portfolio	ProFund VP Short Mid-Cap
AST J.P. Morgan Strategic Opportunities Portfolio	ProFund VP Short NASDAQ-100
AST T. Rowe Price Large-Cap Value Portfolio	ProFund VP Short Small-Cap
AST High Yield Portfolio	ProFund VP Small-Cap Value
AST Small-Cap Growth Opportunities Portfolio	ProFund VP Technology
AST WEDGE Capital Mid-Cap Value Portfolio	ProFund VP Telecommunications
AST Small-Cap Value Portfolio	ProFund VP UltraMid-Cap
AST Mid-Cap Growth Portfolio (formerly AST	ProFund VP UltraNASDAQ-100
Goldman Sachs Mid-Cap Growth Portfolio)	ProFund VP UltraSmall-Cap
AST Goldman Sachs Small-Cap Value Portfolio	ProFund VP Utilities
AST Hotchkis & Wiley Large-Cap Value Portfolio	ProFund VP Large-Cap Growth
AST Loomis Sayles Large-Cap Growth Portfolio	ProFund VP Large-Cap Value
AST MFS Growth Portfolio	Rydex VT Nova Fund
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Rydex VT NASDAQ-100® Fund
AST Small-Cap Growth Portfolio	Rydex VT Inverse S&P 500® Strategy Fund
AST BlackRock Low Duration Bond Portfolio	Invesco V.I. Health Care Fund (Series I)
AST BlackRock/Loomis Sayles Bond Portfolio	Invesco V.I. Technology Fund (Series I)
AST QMA US Equity Alpha Portfolio	Wells Fargo VT Index Asset Allocation Fund (Class 2)
AST T. Rowe Price Natural Resources Portfolio	Wells Fargo VT International Equity Fund (Class 2)
AST T. Rowe Price Asset Allocation Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 2)
AST International Value Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
AST MFS Global Equity Portfolio	AST Prudential Growth Allocation Portfolio
AST J.P. Morgan International Equity Portfolio	AST Advanced Strategies Portfolio
AST Templeton Global Bond Portfolio	AST Investment Grade Bond Portfolio
AST International Growth Portfolio	AST Bond Portfolio 2019**
AST Wellington Management Hedged Equity Portfolio	AST Cohen & Steers Global Realty Portfolio
AST Capital Growth Asset Allocation Portfolio	(formerly AST Global Real Estate Portfolio)
AST Academic Strategies Asset Allocation Portfolio	AST Parametric Emerging Markets Equity Portfolio
AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2020
AST Preservation Asset Allocation Portfolio	AST Jennison Large-Cap Growth Portfolio
AST AllianzGI World Trends Portfolio	AST Bond Portfolio 2021
(formerly AST RCM World Trends Portfolio)	Wells Fargo VT Omega Growth Fund (Class 2)
AST J.P. Morgan Global Thematic Portfolio	Wells Fargo VT Omega Growth Fund (Class 1)
AST Goldman Sachs Multi-Asset Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)
AST Western Asset Core Plus Bond Portfolio	Wells Fargo VT International Equity Fund (Class 1)
Davis Value Portfolio	AST Bond Portfolio 2022
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	AST Quantitative Modeling Portfolio
Columbia Variable Portfolio - Small Company	AST BlackRock Global Strategies Portfolio
Growth Fund (Class 1)	Invesco V.I. Diversified Dividend Fund (Series I)
Prudential SP International Growth Portfolio (Class I)	Columbia Variable Portfolio - U.S. Government
ProFund VP Asia 30	Mortgage Fund (Class 1)
ProFund VP Banks	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
ProFund VP Bear	Wells Fargo VT Opportunity Fund (Class 1)
ProFund VP Biotechnology	Wells Fargo VT Opportunity Fund (Class 2)
ProFund VP Basic Materials	AST Prudential Core Bond Portfolio
ProFund VP UltraBull	AST Bond Portfolio 2023
ProFund VP Bull	AST MFS Growth Allocation Portfolio (formerly AST
ProFund VP Consumer Services	New Discovery Asset Allocation Portfolio)
ProFund VP Consumer Goods	AST Western Asset Emerging Markets Debt Portfolio
ProFund VP Oil & Gas	AST MFS Large-Cap Value Portfolio
ProFund VP Europe 30	Invesco V.I. Mid Cap Growth Fund (Series I)
ProFund VP Financials	AST Bond Portfolio 2024
ProFund VP U.S. Government Plus	AST AQR Emerging Markets Equity Portfolio
ProFund VP Health Care	AST ClearBridge Dividend Growth Portfolio
Access VP High Yield Fund	Columbia Variable Portfolio - Government
ProFund VP Industrials	Money Market Fund (Class 1)
ProFund VP Internet	Columbia Variable Portfolio - Income
ProFund VP Japan	Opportunities Fund (Class 1)
ProFund VP Precious Metals	AST AQR Large-Cap Portfolio
ProFund VP Mid-Cap Growth	AST QMA Large-Cap Portfolio
ProFund VP Mid-Cap Value	AST Bond Portfolio 2025
ProFund VP Pharmaceuticals	AST Bond Portfolio 2026
ProFund VP Real Estate	AST Bond Portfolio 2027
ProFund VP Rising Rates Opportunity	NVIT Emerging Markets Fund (Class D)

A80

Note 1:	General (continued)

AST Bond Portfolio 2028	AST Bond Portfolio 2030
AST Bond Portfolio 2029

*	Subaccount was no longer available for investment as of December 31, 2019.

**	Subaccount liquidated during the period ended December 31, 2019.
The following table sets forth the date at which a merger took place in the Account. The transfer from the removed subaccount to the surviving subaccount for the period ended December 31, 2019 is reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
April 26, 2019	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential Annuities. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.
Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.
Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method.
Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return varies by product version; 4 percent for Stabilized, 3 percent for Guaranteed, and from 3 percent to 7 percent as elected by the annuitant for Traditional.  Rates above 5 percent may be restricted in certain states. The mortality risk is fully borne by Prudential Annuities and may result in additional amounts being transferred into the Account by Prudential Annuities to cover greater longevity of annuitants than expected. A receivable is established for amounts due but not yet received. The amounts are included in “Contract owner net payments” on the Statements of Changes in Net Assets.

A81

Note 3:	Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2019, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:	Taxes
Prudential Annuities is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Annuities management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2019 were as follows:

	Purchases	Sales
AST Goldman Sachs Large-Cap Value Portfolio	$16,671,427	$643,891,104
AST T. Rowe Price Large-Cap Growth Portfolio	118,312,780	175,379,794
AST Government Money Market Portfolio	450,890,039	502,399,673
AST Cohen & Steers Realty Portfolio	26,066,643	35,175,034
AST J.P. Morgan Strategic Opportunities Portfolio	155,260,985	169,175,981
AST T. Rowe Price Large-Cap Value Portfolio	654,358,242	116,519,391
AST High Yield Portfolio	77,672,330	71,254,938
AST Small-Cap Growth Opportunities Portfolio	27,575,218	55,311,279
AST WEDGE Capital Mid-Cap Value Portfolio	17,219,590	17,452,029
AST Small-Cap Value Portfolio	24,095,449	46,972,486
AST Mid-Cap Growth Portfolio	75,420,243	121,109,391
AST Goldman Sachs Small-Cap Value Portfolio	40,895,132	42,583,542
AST Hotchkis & Wiley Large-Cap Value Portfolio	36,293,408	55,812,299
AST Loomis Sayles Large-Cap Growth Portfolio	49,227,261	180,965,165
AST MFS Growth Portfolio	31,160,984	58,111,470
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	40,242,389	60,436,891
AST Small-Cap Growth Portfolio	38,546,909	43,917,066
AST BlackRock Low Duration Bond Portfolio	52,346,244	56,006,355
AST BlackRock/Loomis Sayles Bond Portfolio	203,661,008	215,915,180
AST QMA US Equity Alpha Portfolio	32,138,507	46,174,197
AST T. Rowe Price Natural Resources Portfolio	38,985,313	26,620,127
AST T. Rowe Price Asset Allocation Portfolio	347,904,637	493,577,576

A82

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST International Value Portfolio	$15,317,300	$21,691,933
AST MFS Global Equity Portfolio	48,903,415	66,307,962
AST J.P. Morgan International Equity Portfolio	27,944,552	36,868,049
AST Templeton Global Bond Portfolio	27,087,700	26,361,199
AST International Growth Portfolio	23,428,569	74,185,612
AST Wellington Management Hedged Equity Portfolio	65,470,538	70,408,824
AST Capital Growth Asset Allocation Portfolio	551,863,494	904,195,165
AST Academic Strategies Asset Allocation Portfolio	297,423,478	308,689,892
AST Balanced Asset Allocation Portfolio	326,198,133	527,713,259
AST Preservation Asset Allocation Portfolio	266,590,018	380,449,235
AST AllianzGI World Trends Portfolio	159,297,905	163,924,536
AST J.P. Morgan Global Thematic Portfolio	127,805,959	142,015,311
AST Goldman Sachs Multi-Asset Portfolio	148,820,174	129,488,291
AST Western Asset Core Plus Bond Portfolio	151,419,091	154,092,195
Davis Value Portfolio	19,277	84,389
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	36,202	372,279
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	130,000	152,265
Prudential SP International Growth Portfolio (Class I)	755,069	1,787,245
ProFund VP Asia 30	3,604,720	3,607,132
ProFund VP Banks	4,427,822	4,787,427
ProFund VP Bear	6,707,774	6,111,196
ProFund VP Biotechnology	14,910,198	16,400,669
ProFund VP Basic Materials	2,762,165	3,783,961
ProFund VP UltraBull	11,008,459	12,521,858
ProFund VP Bull	139,563,648	152,790,043
ProFund VP Consumer Services	5,072,689	5,895,876
ProFund VP Consumer Goods	2,338,467	2,275,864
ProFund VP Oil & Gas	5,493,644	6,839,152
ProFund VP Europe 30	6,402,035	6,071,328
ProFund VP Financials	6,035,925	7,064,590
ProFund VP U.S. Government Plus	76,424,102	76,854,020
ProFund VP Health Care	10,038,707	15,454,194
Access VP High Yield Fund	12,369,125	10,084,788
ProFund VP Industrials	5,157,193	4,187,492
ProFund VP Internet	5,828,388	7,622,364
ProFund VP Japan	2,452,069	2,867,760
ProFund VP Precious Metals	41,536,338	38,607,212
ProFund VP Mid-Cap Growth	31,064,772	28,052,546
ProFund VP Mid-Cap Value	26,597,755	22,923,335
ProFund VP Pharmaceuticals	5,861,868	6,546,740
ProFund VP Real Estate	14,110,555	13,903,507
ProFund VP Rising Rates Opportunity	11,561,039	11,910,407
ProFund VP NASDAQ-100	158,549,242	161,355,934
ProFund VP Semiconductor	9,537,183	9,054,333
ProFund VP Small-Cap Growth	7,179,852	8,911,571
ProFund VP Short Mid-Cap	1,445,439	1,769,216
ProFund VP Short NASDAQ-100	17,599,493	17,581,710
ProFund VP Short Small-Cap	23,426,375	24,513,562
ProFund VP Small-Cap Value	3,535,995	4,869,093
ProFund VP Technology	3,591,800	3,662,593
ProFund VP Telecommunications	2,887,574	2,953,513
ProFund VP UltraMid-Cap	34,523,272	36,652,323
ProFund VP UltraNASDAQ-100	30,003,436	62,814,141
ProFund VP UltraSmall-Cap	20,664,810	21,662,595
ProFund VP Utilities	15,177,743	15,543,427
ProFund VP Large-Cap Growth	20,711,004	21,523,839
ProFund VP Large-Cap Value	7,315,535	8,198,334

A83

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
Rydex VT Nova Fund	$2,377	$167,111
Rydex VT NASDAQ-100® Fund	20,526	1,104,900
Rydex VT Inverse S&P 500® Strategy Fund	1,151	1,382
Invesco V.I. Health Care Fund (Series I)	2,577,962	6,215,610
Invesco V.I. Technology Fund (Series I)	1,252,217	4,838,211
Wells Fargo VT Index Asset Allocation Fund (Class 2)	67,914	3,131,782
Wells Fargo VT International Equity Fund (Class 2)	6,034	40,938
Wells Fargo VT Small Cap Growth Fund (Class 2)	55,394	165,213
AST Fidelity Institutional AM℠ Quantitative Portfolio	181,849,815	204,384,851
AST Prudential Growth Allocation Portfolio	859,378,091	878,794,617
AST Advanced Strategies Portfolio	214,969,455	325,773,358
AST Investment Grade Bond Portfolio	711,787,239	2,882,712,433
AST Bond Portfolio 2019	973,850	78,578,236
AST Cohen & Steers Global Realty Portfolio	10,907,757	10,590,082
AST Parametric Emerging Markets Equity Portfolio	35,024,913	26,496,123
AST Bond Portfolio 2020	55,901,425	29,477,468
AST Jennison Large-Cap Growth Portfolio	26,195,286	25,896,753
AST Bond Portfolio 2021	4,270,604	29,060,489
Wells Fargo VT Omega Growth Fund (Class 2)	29,796	444,975
Wells Fargo VT Omega Growth Fund (Class 1)	2,770,798	3,977,716
Wells Fargo VT Small Cap Growth Fund (Class 1)	1,822,570	3,245,272
Wells Fargo VT International Equity Fund (Class 1)	922,528	2,019,082
AST Bond Portfolio 2022	4,639,331	19,865,258
AST Quantitative Modeling Portfolio	25,220,392	61,829,473
AST BlackRock Global Strategies Portfolio	26,881,219	34,867,555
Invesco V.I. Diversified Dividend Fund (Series I)	2,926,301	7,052,573
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	147	11,564
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	23,849	381,243
Wells Fargo VT Opportunity Fund (Class 1)	86,285	508,340
Wells Fargo VT Opportunity Fund (Class 2)	2,139	631,896
AST Prudential Core Bond Portfolio	55,420,183	33,712,871
AST Bond Portfolio 2023	13,211,802	19,783,879
AST MFS Growth Allocation Portfolio	28,769,673	32,092,478
AST Western Asset Emerging Markets Debt Portfolio	1,617,749	538,799
AST MFS Large-Cap Value Portfolio	23,025,057	18,683,031
Invesco V.I. Mid Cap Growth Fund (Series I)	3,227,324	4,192,967
AST Bond Portfolio 2024	5,034,357	61,241,054
AST AQR Emerging Markets Equity Portfolio	492,572	1,465,087
AST ClearBridge Dividend Growth Portfolio	24,188,530	21,227,743
Columbia Variable Portfolio - Government Money Market Fund (Class 1)	670,362	709,871
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	60	5,791
AST AQR Large-Cap Portfolio	1,112,640	1,778,023
AST QMA Large-Cap Portfolio	748,619	1,195,341
AST Bond Portfolio 2025	8,448,479	78,196,772
AST Bond Portfolio 2026	49,480,506	75,902,487
AST Bond Portfolio 2027	11,516,782	97,417,395
NVIT Emerging Markets Fund (Class D)	4,428,178	7,714,427
AST Bond Portfolio 2028	27,713,193	63,480,872
AST Bond Portfolio 2029	32,564,083	15,471,871
AST Bond Portfolio 2030	62,145,985	45,592,926

A84

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential Annuities and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and QMA LLC (formerly Quantitative Management Associates LLC), each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.
Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.
Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential Annuities and its affiliates. Prudential Annuities and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential Annuities and its affiliates.
See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

A85

Note 7:	Financial Highlights

Prudential Annuities sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Prudential Annuities and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Prudential Annuities.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Large-Cap Value Portfolio (merged April 26, 2019)
December 31, 2019	—	$14.47	to	$54.77	$—	0.00%	0.65%	to	3.05%	13.77%	to	14.66%
December 31, 2018	23,441	$12.70	to	$47.77	$545,935	0.00%	0.65%	to	3.05%	-11.33%	to	-9.12%
December 31, 2017	28,413	$14.28	to	$52.56	$717,224	0.00%	0.65%	to	3.05%	6.41%	to	9.03%
December 31, 2016	30,849	$13.38	to	$48.21	$704,432	0.00%	0.65%	to	3.05%	8.15%	to	10.82%
December 31, 2015	36,629	$12.33	to	$43.80	$750,609	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2019	13,441	$22.01	to	$63.97	$606,032	0.00%	0.65%	to	3.05%	24.32%	to	27.40%
December 31, 2018	15,215	$17.56	to	$50.22	$519,986	0.00%	0.65%	to	3.05%	0.68%	to	3.19%
December 31, 2017	19,217	$17.29	to	$48.67	$608,038	0.00%	0.65%	to	3.05%	33.69%	to	36.99%
December 31, 2016	23,078	$12.83	to	$35.52	$496,241	0.00%	0.65%	to	3.05%	-0.43%	to	2.03%
December 31, 2015	28,516	$12.78	to	$34.82	$593,644	0.00%	0.65%	to	3.05%	6.24%	to	8.87%

	AST Government Money Market Portfolio
December 31, 2019	39,170	$7.44	to	$15.02	$454,830	1.68%	0.65%	to	3.05%	-1.41%	to	1.03%
December 31, 2018	43,995	$7.54	to	$14.86	$498,582	1.29%	0.65%	to	3.05%	-1.81%	to	0.64%
December 31, 2017	45,354	$7.68	to	$14.77	$497,232	0.33%	0.65%	to	3.05%	-2.71%	to	-0.31%
December 31, 2016	53,816	$7.90	to	$14.82	$583,214	0.00%	0.65%	to	3.05%	-3.04%	to	-0.65%
December 31, 2015	59,878	$8.14	to	$14.91	$653,395	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%

	AST Cohen & Steers Realty Portfolio
December 31, 2019	2,450	$23.56	to	$63.11	$129,946	0.00%	0.65%	to	2.75%	27.61%	to	30.36%
December 31, 2018	2,630	$18.46	to	$48.41	$106,002	0.00%	0.65%	to	3.05%	-7.68%	to	-5.38%
December 31, 2017	3,435	$19.94	to	$51.16	$145,631	0.00%	0.65%	to	3.05%	3.01%	to	5.56%
December 31, 2016	3,928	$19.29	to	$48.47	$158,082	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	4,445	$18.93	to	$46.54	$172,079	0.00%	0.65%	to	3.05%	1.65%	to	4.16%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2019	29,386	$12.67	to	$37.44	$686,631	0.00%	0.65%	to	3.05%	11.11%	to	13.86%
December 31, 2018	32,036	$11.38	to	$32.88	$609,931	0.00%	0.65%	to	3.05%	-8.04%	to	-5.75%
December 31, 2017	43,506	$12.35	to	$34.89	$844,160	0.00%	0.65%	to	3.05%	8.73%	to	11.41%
December 31, 2016	51,382	$11.34	to	$31.31	$845,591	0.00%	0.65%	to	3.05%	0.68%	to	3.16%
December 31, 2015	60,205	$11.24	to	$30.35	$945,927	0.00%	0.65%	to	3.05%	-3.23%	to	-0.83%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2019	31,214	$15.04	to	$29.33	$683,295	0.00%	0.65%	to	3.05%	22.13%	to	25.15%
December 31, 2018	4,142	$12.28	to	$23.50	$75,127	0.00%	0.65%	to	3.05%	-12.48%	to	-10.30%
December 31, 2017	4,448	$13.99	to	$26.26	$90,219	0.00%	0.65%	to	3.05%	13.01%	to	15.80%
December 31, 2016	4,705	$12.34	to	$22.74	$82,219	0.00%	0.65%	to	3.05%	2.90%	to	5.44%
December 31, 2015	5,581	$11.95	to	$21.62	$92,796	0.00%	0.65%	to	3.05%	-8.93%	to	-6.67%

	AST High Yield Portfolio
December 31, 2019	5,969	$14.95	to	$36.39	$166,925	0.00%	0.65%	to	3.05%	11.78%	to	14.55%
December 31, 2018	5,738	$13.33	to	$31.77	$138,111	0.00%	0.65%	to	3.05%	-4.99%	to	-2.63%
December 31, 2017	7,950	$13.99	to	$32.62	$194,209	0.00%	0.65%	to	3.05%	4.20%	to	6.77%
December 31, 2016	9,501	$13.38	to	$30.55	$212,196	0.00%	0.65%	to	3.05%	11.89%	to	14.65%
December 31, 2015	9,407	$11.69	to	$26.65	$183,209	0.00%	0.65%	to	3.05%	-6.50%	to	-4.19%

A86

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Growth Opportunities Portfolio
December 31, 2019	6,718	$23.71	to	$62.37	$229,610	0.00%	0.65%	to	3.05%	32.32%	to	35.60%
December 31, 2018	7,441	$17.87	to	$46.11	$189,953	0.00%	0.65%	to	3.05%	-13.58%	to	-11.43%
December 31, 2017	8,622	$20.61	to	$52.19	$251,830	0.00%	0.65%	to	3.05%	23.81%	to	26.86%
December 31, 2016	9,808	$16.59	to	$41.24	$225,040	0.00%	0.65%	to	3.05%	4.42%	to	7.00%
December 31, 2015	11,344	$15.84	to	$38.64	$246,195	0.00%	0.65%	to	3.05%	-1.76%	to	0.68%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2019	2,381	$18.91	to	$38.79	$69,244	0.00%	0.65%	to	3.05%	15.51%	to	18.37%
December 31, 2018	2,380	$16.32	to	$32.85	$58,213	0.00%	0.65%	to	3.05%	-19.09%	to	-17.07%
December 31, 2017	3,003	$20.10	to	$39.71	$88,731	0.00%	0.65%	to	3.05%	14.93%	to	17.76%
December 31, 2016	3,333	$17.44	to	$33.81	$83,455	0.00%	0.65%	to	3.05%	10.53%	to	13.25%
December 31, 2015	3,743	$15.73	to	$29.93	$83,288	0.00%	0.65%	to	3.05%	-9.46%	to	-7.22%

	AST Small-Cap Value Portfolio
December 31, 2019	5,273	$19.62	to	$54.56	$209,773	0.00%	0.65%	to	3.05%	18.26%	to	21.19%
December 31, 2018	5,928	$16.54	to	$45.02	$192,079	0.00%	0.65%	to	3.05%	-19.62%	to	-17.62%
December 31, 2017	6,985	$20.52	to	$54.65	$273,950	0.00%	0.65%	to	3.05%	4.08%	to	6.65%
December 31, 2016	7,880	$19.65	to	$51.24	$289,355	0.00%	0.65%	to	3.05%	25.27%	to	28.36%
December 31, 2015	9,217	$15.64	to	$39.92	$264,744	0.00%	0.65%	to	3.05%	-7.23%	to	-4.93%

	AST Mid-Cap Growth Portfolio
December 31, 2019	25,435	$11.58	to	$49.89	$455,112	0.00%	0.65%	to	3.05%	26.19%	to	29.31%
December 31, 2018	26,547	$9.10	to	$38.68	$385,253	0.00%	0.65%	to	3.05%	-7.28%	to	-4.97%
December 31, 2017	32,135	$9.74	to	$40.81	$501,919	0.00%	0.65%	to	3.05%	23.23%	to	26.27%
December 31, 2016	35,196	$7.84	to	$32.40	$437,212	0.00%	0.65%	to	3.05%	-1.45%	to	0.98%
December 31, 2015	40,902	$7.89	to	$32.17	$511,363	0.00%	0.65%	to	3.05%	-8.56%	to	-6.30%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2019	3,303	$22.50	to	$72.17	$170,091	0.00%	0.65%	to	3.05%	18.90%	to	21.84%
December 31, 2018	3,453	$18.07	to	$59.23	$139,768	0.00%	0.65%	to	3.05%	-16.70%	to	-14.63%
December 31, 2017	4,501	$22.58	to	$69.38	$209,088	0.00%	0.65%	to	3.05%	8.78%	to	11.46%
December 31, 2016	5,051	$20.69	to	$62.25	$208,348	0.00%	0.65%	to	3.05%	20.53%	to	23.50%
December 31, 2015	5,760	$17.12	to	$50.40	$192,853	0.00%	0.65%	to	3.05%	-8.38%	to	-6.11%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2019	8,593	$16.78	to	$53.31	$257,162	0.00%	0.65%	to	3.05%	25.57%	to	28.68%
December 31, 2018	9,572	$13.32	to	$41.43	$214,521	0.00%	0.65%	to	3.05%	-16.79%	to	-14.71%
December 31, 2017	11,149	$15.96	to	$48.58	$287,726	0.00%	0.65%	to	3.05%	15.57%	to	18.42%
December 31, 2016	12,782	$13.77	to	$41.02	$270,244	0.00%	0.65%	to	3.05%	16.24%	to	19.11%
December 31, 2015	14,288	$11.81	to	$34.44	$250,478	0.00%	0.65%	to	3.05%	-10.65%	to	-8.43%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2019	19,751	$25.15	to	$62.19	$863,936	0.00%	0.65%	to	3.05%	27.62%	to	30.77%
December 31, 2018	23,113	$19.54	to	$47.56	$765,763	0.00%	0.65%	to	3.05%	-5.67%	to	-3.32%
December 31, 2017	29,004	$20.55	to	$49.19	$981,815	0.00%	0.65%	to	3.05%	28.95%	to	32.13%
December 31, 2016	35,250	$15.81	to	$37.23	$888,257	0.00%	0.65%	to	3.05%	2.36%	to	4.89%
December 31, 2015	40,180	$15.05	to	$35.50	$969,280	0.00%	0.65%	to	3.05%	6.71%	to	9.36%

	AST MFS Growth Portfolio
December 31, 2019	8,373	$19.90	to	$46.08	$240,347	0.00%	0.65%	to	3.05%	33.58%	to	36.88%
December 31, 2018	9,277	$14.77	to	$33.75	$195,746	0.00%	0.65%	to	3.05%	-0.98%	to	1.48%
December 31, 2017	10,885	$14.80	to	$33.34	$227,748	0.00%	0.65%	to	3.05%	26.73%	to	29.86%
December 31, 2016	12,479	$11.58	to	$25.74	$199,926	0.00%	0.65%	to	3.05%	-1.19%	to	1.25%
December 31, 2015	14,228	$11.62	to	$25.48	$226,848	0.00%	0.65%	to	3.05%	3.96%	to	6.53%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2019	5,810	$19.89	to	$81.21	$302,162	0.00%	0.65%	to	3.05%	17.32%	to	20.23%
December 31, 2018	6,356	$15.60	to	$67.55	$267,239	0.00%	0.65%	to	3.05%	-19.01%	to	-16.99%
December 31, 2017	7,778	$20.80	to	$81.37	$384,829	0.00%	0.65%	to	3.05%	10.33%	to	13.05%
December 31, 2016	8,644	$18.79	to	$71.98	$374,923	0.00%	0.65%	to	3.05%	14.63%	to	17.46%
December 31, 2015	9,488	$15.13	to	$61.28	$353,702	0.00%	0.65%	to	3.05%	-8.52%	to	-6.25%

A87

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Growth Portfolio
December 31, 2019	3,946	$24.12	to	$61.97	$159,837	0.00%	0.65%	to	3.05%	26.15%	to	29.27%
December 31, 2018	4,256	$18.29	to	$47.93	$126,575	0.00%	0.65%	to	3.05%	-11.21%	to	-9.00%
December 31, 2017	5,038	$21.29	to	$52.68	$163,901	0.00%	0.65%	to	3.05%	20.15%	to	23.11%
December 31, 2016	5,459	$17.62	to	$42.79	$143,792	0.00%	0.65%	to	3.05%	8.67%	to	11.35%
December 31, 2015	6,461	$15.68	to	$38.43	$150,974	0.00%	0.65%	to	3.05%	-2.29%	to	0.13%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2019	19,028	$9.09	to	$21.19	$281,419	0.00%	0.65%	to	3.05%	1.43%	to	3.94%
December 31, 2018	19,133	$8.96	to	$20.39	$272,437	0.00%	0.65%	to	3.05%	-2.35%	to	0.09%
December 31, 2017	22,957	$9.18	to	$20.37	$324,560	0.00%	0.65%	to	3.05%	-1.39%	to	1.05%
December 31, 2016	24,854	$9.31	to	$20.16	$347,994	0.00%	0.65%	to	3.05%	-1.46%	to	0.98%
December 31, 2015	28,232	$9.44	to	$19.97	$392,452	0.00%	0.65%	to	3.05%	-2.58%	to	-0.17%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2019	50,847	$11.57	to	$32.77	$1,052,390	0.00%	0.65%	to	3.05%	5.89%	to	8.52%
December 31, 2018	53,191	$10.90	to	$30.20	$972,143	0.00%	0.65%	to	3.05%	-3.71%	to	-1.31%
December 31, 2017	67,284	$11.30	to	$30.60	$1,223,685	0.00%	0.65%	to	3.05%	1.19%	to	3.68%
December 31, 2016	70,181	$11.14	to	$29.51	$1,214,178	0.00%	0.65%	to	3.05%	1.06%	to	3.55%
December 31, 2015	80,127	$11.00	to	$28.50	$1,334,242	0.00%	0.65%	to	3.05%	-5.09%	to	-2.74%

	AST QMA US Equity Alpha Portfolio
December 31, 2019	5,104	$19.67	to	$42.11	$168,503	0.00%	0.65%	to	3.05%	20.67%	to	23.66%
December 31, 2018	5,575	$16.17	to	$34.19	$147,401	0.00%	0.65%	to	3.05%	-11.03%	to	-8.82%
December 31, 2017	7,106	$18.02	to	$37.65	$201,546	0.00%	0.65%	to	3.05%	18.53%	to	21.46%
December 31, 2016	7,871	$15.08	to	$31.12	$178,788	0.00%	0.65%	to	3.05%	11.35%	to	14.10%
December 31, 2015	8,319	$13.43	to	$27.39	$166,852	0.00%	0.65%	to	3.05%	-0.06%	to	2.41%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2019	3,451	$11.62	to	$58.86	$115,905	0.00%	0.65%	to	3.05%	13.30%	to	16.11%
December 31, 2018	3,167	$10.22	to	$50.70	$87,937	0.00%	0.65%	to	3.05%	-19.21%	to	-17.20%
December 31, 2017	4,768	$12.61	to	$61.23	$149,316	0.00%	0.65%	to	3.05%	6.95%	to	9.59%
December 31, 2016	5,286	$11.76	to	$55.87	$146,743	0.00%	0.65%	to	3.05%	20.82%	to	23.81%
December 31, 2015	5,865	$9.70	to	$45.13	$130,865	0.00%	0.65%	to	3.05%	-21.72%	to	-19.78%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2019	74,975	$15.97	to	$54.87	$2,326,847	0.00%	0.65%	to	3.05%	17.16%	to	20.06%
December 31, 2018	84,099	$13.60	to	$45.70	$2,051,356	0.00%	0.65%	to	3.05%	-8.23%	to	-5.95%
December 31, 2017	106,379	$14.79	to	$48.59	$2,636,866	0.00%	0.65%	to	3.05%	11.90%	to	14.66%
December 31, 2016	121,958	$13.19	to	$42.38	$2,484,301	0.00%	0.65%	to	3.05%	4.27%	to	6.85%
December 31, 2015	132,312	$12.62	to	$39.66	$2,500,337	0.00%	0.65%	to	3.05%	-3.01%	to	-0.61%

	AST International Value Portfolio
December 31, 2019	5,672	$9.39	to	$26.92	$109,332	0.00%	0.65%	to	3.05%	16.36%	to	19.24%
December 31, 2018	6,036	$8.00	to	$22.63	$96,766	0.00%	0.65%	to	3.05%	-18.71%	to	-16.68%
December 31, 2017	7,226	$9.76	to	$27.23	$135,561	0.00%	0.65%	to	3.05%	19.08%	to	22.02%
December 31, 2016	7,932	$8.13	to	$22.37	$116,299	0.00%	0.65%	to	3.05%	-2.48%	to	-0.07%
December 31, 2015	8,816	$8.27	to	$22.45	$127,568	0.00%	0.65%	to	3.05%	-2.26%	to	0.16%

	AST MFS Global Equity Portfolio
December 31, 2019	5,958	$22.51	to	$43.96	$207,483	0.00%	0.65%	to	3.05%	25.99%	to	29.11%
December 31, 2018	6,422	$17.81	to	$34.13	$173,269	0.00%	0.65%	to	3.05%	-12.33%	to	-10.14%
December 31, 2017	8,303	$20.25	to	$38.08	$246,653	0.00%	0.65%	to	3.05%	20.07%	to	23.04%
December 31, 2016	8,903	$16.82	to	$31.03	$212,926	0.00%	0.65%	to	3.05%	3.85%	to	6.42%
December 31, 2015	10,587	$16.14	to	$29.23	$238,560	0.00%	0.65%	to	3.05%	-4.47%	to	-2.11%

	AST J.P. Morgan International Equity Portfolio
December 31, 2019	5,791	$11.49	to	$48.30	$160,499	0.00%	0.65%	to	3.05%	23.34%	to	26.40%
December 31, 2018	6,220	$8.91	to	$38.51	$133,179	0.00%	0.65%	to	3.05%	-20.00%	to	-18.01%
December 31, 2017	7,658	$11.45	to	$47.32	$191,305	0.00%	0.65%	to	3.05%	25.69%	to	28.79%
December 31, 2016	8,194	$9.04	to	$37.02	$149,957	0.00%	0.65%	to	3.05%	-1.17%	to	1.27%
December 31, 2015	9,609	$9.07	to	$36.84	$171,212	0.00%	0.65%	to	3.05%	-5.76%	to	-3.43%

A88

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Templeton Global Bond Portfolio
December 31, 2019	7,501	$9.53	to	$20.09	$119,724	0.00%	0.65%	to	3.05%	-1.50%	to	0.94%
December 31, 2018	7,412	$9.65	to	$19.90	$117,093	0.00%	0.65%	to	3.05%	-1.13%	to	1.33%
December 31, 2017	9,423	$9.73	to	$19.64	$146,224	0.00%	0.65%	to	3.05%	-1.06%	to	1.38%
December 31, 2016	9,497	$9.80	to	$19.37	$146,208	0.00%	0.65%	to	3.05%	1.18%	to	3.68%
December 31, 2015	10,711	$9.66	to	$18.68	$160,121	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%

	AST International Growth Portfolio
December 31, 2019	10,913	$15.24	to	$35.46	$317,475	0.00%	0.65%	to	3.05%	28.08%	to	31.25%
December 31, 2018	12,754	$8.87	to	$27.01	$282,893	0.00%	0.65%	to	3.05%	-15.99%	to	-13.90%
December 31, 2017	14,336	$14.08	to	$31.37	$371,248	0.00%	0.65%	to	3.05%	31.31%	to	34.55%
December 31, 2016	16,103	$10.69	to	$23.32	$310,842	0.00%	0.65%	to	3.05%	-6.71%	to	-4.40%
December 31, 2015	17,712	$11.42	to	$24.39	$360,041	0.00%	0.65%	to	3.05%	0.00%	to	2.48%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2019	18,448	$13.06	to	$24.88	$312,256	0.00%	0.65%	to	3.05%	16.88%	to	19.77%
December 31, 2018	18,683	$11.15	to	$20.85	$262,215	0.00%	0.65%	to	3.05%	-7.91%	to	-5.62%
December 31, 2017	25,000	$12.08	to	$22.18	$371,661	0.00%	0.65%	to	3.05%	10.14%	to	12.86%
December 31, 2016	28,130	$10.95	to	$19.74	$369,268	0.00%	0.65%	to	3.05%	3.28%	to	5.83%
December 31, 2015	32,055	$10.58	to	$18.72	$398,202	0.00%	0.65%	to	3.05%	-3.66%	to	-1.28%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2019	207,220	$15.51	to	$26.74	$4,167,401	0.00%	0.65%	to	3.05%	18.52%	to	21.45%
December 31, 2018	225,445	$13.06	to	$22.10	$3,713,437	0.00%	0.65%	to	3.05%	-9.09%	to	-6.83%
December 31, 2017	268,118	$14.34	to	$23.82	$4,739,094	0.00%	0.65%	to	3.05%	14.30%	to	17.12%
December 31, 2016	290,611	$12.52	to	$20.42	$4,366,613	0.00%	0.65%	to	3.05%	3.59%	to	6.14%
December 31, 2015	322,341	$12.06	to	$19.32	$4,568,948	0.00%	0.65%	to	3.05%	-2.53%	to	-0.12%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2019	107,878	$11.46	to	$19.15	$1,589,555	0.00%	0.65%	to	3.05%	12.52%	to	15.30%
December 31, 2018	108,321	$10.16	to	$16.68	$1,375,824	0.00%	0.65%	to	3.05%	-10.95%	to	-8.74%
December 31, 2017	147,946	$11.39	to	$18.35	$2,065,691	0.00%	0.65%	to	3.05%	9.16%	to	11.85%
December 31, 2016	164,069	$10.41	to	$16.47	$2,038,310	0.00%	0.65%	to	3.05%	3.10%	to	5.64%
December 31, 2015	189,678	$10.08	to	$15.65	$2,234,564	0.00%	0.65%	to	3.05%	-6.17%	to	-3.85%

	AST Balanced Asset Allocation Portfolio
December 31, 2019	123,491	$14.73	to	$23.77	$2,377,595	0.00%	0.65%	to	3.05%	15.78%	to	18.64%
December 31, 2018	134,640	$12.70	to	$20.12	$2,168,911	0.00%	0.65%	to	3.05%	-7.85%	to	-5.56%
December 31, 2017	158,749	$13.75	to	$21.39	$2,705,876	0.00%	0.65%	to	3.05%	11.41%	to	14.16%
December 31, 2016	175,198	$12.32	to	$18.81	$2,610,817	0.00%	0.65%	to	3.05%	3.06%	to	5.61%
December 31, 2015	192,366	$11.93	to	$17.88	$2,727,469	0.00%	0.65%	to	3.05%	-2.59%	to	-0.18%

	AST Preservation Asset Allocation Portfolio
December 31, 2019	89,864	$13.33	to	$19.43	$1,549,414	0.00%	0.65%	to	3.05%	11.24%	to	13.99%
December 31, 2018	96,607	$11.96	to	$17.11	$1,452,551	0.00%	0.65%	to	3.05%	-5.82%	to	-3.47%
December 31, 2017	117,509	$12.67	to	$17.80	$1,832,188	0.00%	0.65%	to	3.05%	6.78%	to	9.42%
December 31, 2016	129,995	$11.85	to	$16.33	$1,852,755	0.00%	0.65%	to	3.05%	2.32%	to	4.84%
December 31, 2015	146,324	$11.55	to	$15.64	$1,996,297	0.00%	0.65%	to	3.05%	-2.91%	to	-0.51%

	AST AllianzGI World Trends Portfolio
December 31, 2019	44,735	$12.15	to	$20.49	$663,762	0.00%	0.65%	to	3.05%	14.45%	to	17.28%
December 31, 2018	45,095	$10.28	to	$17.54	$564,129	0.00%	0.65%	to	3.05%	-10.73%	to	-8.50%
December 31, 2017	60,889	$11.51	to	$19.25	$832,893	0.00%	0.65%	to	3.05%	12.70%	to	15.48%
December 31, 2016	65,646	$10.21	to	$16.74	$775,397	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	75,872	$10.04	to	$15.71	$866,072	0.00%	0.65%	to	3.05%	-3.21%	to	-0.81%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2019	33,093	$13.69	to	$23.77	$554,197	0.00%	0.65%	to	3.05%	15.79%	to	18.65%
December 31, 2018	34,095	$11.79	to	$20.11	$475,317	0.00%	0.65%	to	3.05%	-10.21%	to	-7.98%
December 31, 2017	43,145	$13.08	to	$21.94	$655,139	0.00%	0.65%	to	3.05%	13.40%	to	16.20%
December 31, 2016	44,704	$11.50	to	$18.96	$583,431	0.00%	0.65%	to	3.05%	2.02%	to	4.53%
December 31, 2015	50,179	$11.24	to	$18.21	$631,139	0.00%	0.65%	to	3.05%	-4.07%	to	-1.69%
A89

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2019	36,038	$11.99	to	$18.96	$527,525	0.00%	0.65%	to	3.05%	12.48%	to	15.27%
December 31, 2018	34,687	$10.63	to	$16.51	$435,238	0.00%	0.65%	to	3.05%	-9.91%	to	-7.67%
December 31, 2017	48,368	$11.76	to	$17.96	$657,150	0.00%	0.65%	to	3.05%	8.87%	to	11.55%
December 31, 2016	48,165	$10.77	to	$16.16	$585,983	0.00%	0.65%	to	3.05%	2.05%	to	4.57%
December 31, 2015	55,195	$10.52	to	$15.52	$646,785	0.00%	0.65%	to	3.05%	-3.93%	to	-1.55%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2019	45,586	$12.20	to	$15.81	$662,452	0.00%	0.65%	to	3.05%	8.88%	to	11.57%
December 31, 2018	45,511	$11.05	to	$14.18	$590,429	0.00%	0.65%	to	3.05%	-5.26%	to	-2.90%
December 31, 2017	38,403	$11.64	to	$14.66	$512,988	0.00%	0.65%	to	3.05%	3.07%	to	5.62%
December 31, 2016	37,397	$11.27	to	$13.94	$473,796	0.00%	0.65%	to	3.05%	1.95%	to	4.47%
December 31, 2015	38,844	$11.12	to	$13.40	$473,697	0.00%	0.65%	to	3.05%	-1.85%	to	0.58%

	Davis Value Portfolio
December 31, 2019	40	$23.32	to	$31.00	$947	1.62%	1.40%	to	1.65%	29.00%	to	29.33%
December 31, 2018	43	$18.03	to	$24.03	$778	0.83%	1.40%	to	1.65%	-15.04%	to	-14.82%
December 31, 2017	47	$21.16	to	$28.28	$994	0.75%	1.40%	to	1.65%	20.61%	to	20.92%
December 31, 2016	52	$17.50	to	$23.45	$910	1.25%	1.40%	to	1.65%	10.04%	to	10.32%
December 31, 2015	60	$15.87	to	$21.31	$957	0.74%	1.40%	to	1.65%	-0.08%	to	0.17%

	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
December 31, 2019	101	$29.93	to	$29.93	$3,034	1.99%	1.00%	to	1.00%	19.92%	to	19.92%
December 31, 2018	113	$24.96	to	$24.96	$2,819	1.45%	1.00%	to	1.00%	-5.49%	to	-5.49%
December 31, 2017	128	$26.41	to	$26.41	$3,376	1.63%	1.00%	to	1.00%	14.47%	to	14.47%
December 31, 2016	146	$23.07	to	$23.07	$3,374	2.24%	1.00%	to	1.00%	4.31%	to	4.31%
December 31, 2015	173	$22.12	to	$22.12	$3,823	2.11%	1.00%	to	1.00%	0.06%	to	0.06%

	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
December 31, 2019	9	$52.86	to	$52.86	$488	0.00%	1.00%	to	1.00%	39.29%	to	39.29%
December 31, 2018	10	$37.95	to	$37.95	$369	0.00%	1.00%	to	1.00%	-2.74%	to	-2.74%
December 31, 2017	11	$39.02	to	$39.02	$446	0.00%	1.00%	to	1.00%	27.96%	to	27.96%
December 31, 2016	13	$30.49	to	$30.49	$388	0.00%	1.00%	to	1.00%	11.62%	to	11.62%
December 31, 2015	14	$27.32	to	$27.32	$371	0.00%	1.00%	to	1.00%	2.79%	to	2.79%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2019	224	$15.54	to	$25.26	$4,635	0.00%	0.65%	to	2.75%	28.74%	to	31.52%
December 31, 2018	277	$12.07	to	$18.54	$4,355	0.00%	0.65%	to	2.75%	-15.22%	to	-13.38%
December 31, 2017	313	$14.24	to	$20.47	$5,739	0.00%	0.65%	to	2.75%	32.09%	to	34.93%
December 31, 2016	286	$10.78	to	$15.38	$3,895	0.00%	0.65%	to	2.75%	-6.23%	to	-4.21%
December 31, 2015	368	$11.50	to	$16.29	$5,260	0.00%	0.65%	to	2.75%	0.52%	to	2.70%

	ProFund VP Asia 30
December 31, 2019	285	$14.77	to	$35.08	$7,613	0.23%	0.65%	to	2.50%	23.15%	to	25.48%
December 31, 2018	285	$11.98	to	$28.03	$6,060	0.48%	0.65%	to	2.50%	-20.64%	to	-19.13%
December 31, 2017	381	$15.09	to	$34.74	$10,116	0.00%	0.65%	to	2.50%	29.57%	to	32.02%
December 31, 2016	396	$11.64	to	$26.38	$7,914	1.16%	0.65%	to	2.50%	-1.87%	to	-0.01%
December 31, 2015	455	$11.86	to	$26.45	$9,066	0.30%	0.65%	to	2.50%	-11.65%	to	-9.97%

	ProFund VP Banks
December 31, 2019	435	$8.50	to	$13.55	$4,787	1.00%	0.65%	to	2.50%	33.02%	to	35.54%
December 31, 2018	474	$6.39	to	$18.49	$3,870	0.40%	0.65%	to	2.50%	-19.96%	to	-18.43%
December 31, 2017	748	$7.98	to	$23.92	$7,511	0.22%	0.65%	to	2.50%	14.98%	to	17.15%
December 31, 2016	987	$6.94	to	$20.07	$8,514	0.27%	0.65%	to	2.50%	20.16%	to	22.43%
December 31, 2015	713	$5.78	to	$16.70	$5,068	0.21%	0.65%	to	2.50%	-2.92%	to	-1.08%

	ProFund VP Bear
December 31, 2019	1,794	$0.94	to	$1.67	$2,483	0.08%	0.65%	to	2.45%	-24.84%	to	-23.45%
December 31, 2018	1,452	$1.24	to	$2.19	$2,620	0.00%	0.65%	to	2.45%	1.49%	to	3.38%
December 31, 2017	1,570	$1.18	to	$2.11	$2,664	0.00%	0.65%	to	2.45%	-19.97%	to	-18.50%
December 31, 2016	2,069	$1.47	to	$2.59	$4,237	0.00%	0.65%	to	2.50%	-15.22%	to	-13.62%
December 31, 2015	2,306	$1.73	to	$3.00	$5,631	0.00%	0.65%	to	2.50%	-7.30%	to	-5.54%

A90

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Biotechnology
December 31, 2019	235	$29.72	to	$62.04	$7,708	0.00%	0.65%	to	1.65%	14.54%	to	15.70%
December 31, 2018	279	$25.88	to	$53.76	$8,063	0.00%	0.65%	to	1.65%	-8.30%	to	-7.36%
December 31, 2017	364	$28.15	to	$58.18	$11,552	0.00%	0.65%	to	1.65%	20.53%	to	21.75%
December 31, 2016	373	$23.30	to	$47.90	$9,701	0.00%	0.65%	to	1.65%	-16.87%	to	-16.03%
December 31, 2015	549	$27.96	to	$57.19	$17,356	0.00%	0.65%	to	1.65%	1.60%	to	2.63%

	ProFund VP Basic Materials
December 31, 2019	220	$13.42	to	$27.12	$4,824	0.35%	0.65%	to	2.65%	14.60%	to	16.95%
December 31, 2018	270	$11.71	to	$23.25	$5,044	0.37%	0.65%	to	2.65%	-19.85%	to	-18.20%
December 31, 2017	387	$14.61	to	$28.49	$8,858	0.40%	0.65%	to	2.65%	19.71%	to	22.16%
December 31, 2016	469	$12.20	to	$23.38	$8,774	0.41%	0.65%	to	2.65%	15.36%	to	17.72%
December 31, 2015	397	$10.58	to	$19.91	$6,317	0.59%	0.65%	to	2.65%	-16.21%	to	-14.48%

	ProFund VP UltraBull
December 31, 2019	299	$27.19	to	$60.60	$9,039	0.27%	0.65%	to	1.90%	57.13%	to	59.13%
December 31, 2018	361	$17.22	to	$38.18	$7,002	0.00%	0.65%	to	1.90%	-17.12%	to	-16.06%
December 31, 2017	443	$20.67	to	$45.60	$10,254	0.00%	0.65%	to	1.90%	38.35%	to	40.10%
December 31, 2016	446	$14.86	to	$32.63	$7,389	0.00%	0.65%	to	1.90%	16.35%	to	17.83%
December 31, 2015	612	$12.71	to	$27.76	$9,050	0.00%	0.65%	to	1.90%	-4.73%	to	-3.51%

	ProFund VP Bull
December 31, 2019	734	$21.01	to	$31.33	$18,447	0.23%	0.65%	to	2.50%	25.66%	to	28.04%
December 31, 2018	1,381	$16.72	to	$24.53	$26,474	0.00%	0.65%	to	2.50%	-8.51%	to	-6.76%
December 31, 2017	1,627	$18.27	to	$26.37	$33,707	0.00%	0.65%	to	2.50%	16.37%	to	18.57%
December 31, 2016	1,486	$15.70	to	$22.30	$26,469	0.00%	0.65%	to	2.50%	6.93%	to	8.95%
December 31, 2015	1,917	$14.68	to	$20.66	$31,491	0.00%	0.65%	to	2.50%	-2.95%	to	-1.11%

	ProFund VP Consumer Services
December 31, 2019	350	$24.44	to	$42.53	$9,798	0.00%	0.65%	to	2.65%	21.34%	to	23.83%
December 31, 2018	376	$20.14	to	$34.62	$8,584	0.00%	0.65%	to	2.65%	-2.07%	to	-0.04%
December 31, 2017	421	$20.30	to	$34.92	$9,699	0.00%	0.65%	to	2.75%	15.12%	to	17.60%
December 31, 2016	471	$17.63	to	$29.93	$9,292	0.00%	0.65%	to	2.75%	1.33%	to	3.51%
December 31, 2015	753	$17.40	to	$29.15	$14,474	0.00%	0.65%	to	2.75%	1.81%	to	4.01%

	ProFund VP Consumer Goods
December 31, 2019	315	$18.78	to	$31.20	$7,739	1.46%	0.65%	to	2.75%	23.08%	to	25.74%
December 31, 2018	306	$15.26	to	$24.88	$6,051	1.21%	0.65%	to	2.75%	-17.16%	to	-15.36%
December 31, 2017	424	$18.42	to	$29.46	$9,933	1.18%	0.65%	to	2.75%	11.90%	to	14.31%
December 31, 2016	508	$16.46	to	$25.84	$10,411	1.05%	0.65%	to	2.75%	0.70%	to	2.87%
December 31, 2015	718	$16.35	to	$25.18	$14,355	0.94%	0.65%	to	2.75%	1.30%	to	3.49%

	ProFund VP Oil & Gas
December 31, 2019	455	$10.15	to	$22.94	$7,962	1.38%	0.65%	to	2.50%	5.80%	to	7.81%
December 31, 2018	529	$9.05	to	$21.33	$8,592	1.70%	0.65%	to	2.65%	-22.35%	to	-20.74%
December 31, 2017	667	$11.66	to	$26.99	$13,795	1.17%	0.65%	to	3.05%	-6.12%	to	-3.80%
December 31, 2016	897	$12.37	to	$28.12	$19,308	1.33%	0.65%	to	3.05%	20.41%	to	23.38%
December 31, 2015	905	$10.23	to	$22.85	$15,917	0.70%	0.65%	to	2.65%	-25.41%	to	-23.87%

	ProFund VP Europe 30
December 31, 2019	660	$9.94	to	$20.06	$8,786	2.49%	0.65%	to	2.50%	14.84%	to	17.02%
December 31, 2018	625	$8.55	to	$17.19	$7,127	3.16%	0.65%	to	2.50%	-16.29%	to	-14.69%
December 31, 2017	865	$10.08	to	$20.20	$11,647	1.64%	0.65%	to	2.50%	16.73%	to	18.93%
December 31, 2016	942	$8.53	to	$17.03	$10,659	3.05%	0.65%	to	2.50%	5.12%	to	7.11%
December 31, 2015	984	$8.01	to	$15.94	$10,518	5.30%	0.65%	to	2.50%	-13.11%	to	-11.46%

	ProFund VP Financials
December 31, 2019	967	$10.73	to	$31.13	$14,659	0.51%	0.65%	to	2.75%	26.69%	to	29.42%
December 31, 2018	1,024	$8.47	to	$24.25	$12,094	0.38%	0.65%	to	2.75%	-12.91%	to	-11.01%
December 31, 2017	1,503	$9.73	to	$27.48	$20,133	0.32%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	1,688	$8.46	to	$23.59	$19,362	0.34%	0.65%	to	2.75%	12.16%	to	14.57%
December 31, 2015	1,582	$7.55	to	$20.75	$15,929	0.33%	0.65%	to	2.75%	-4.20%	to	-2.13%

A91

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP U.S. Government Plus
December 31, 2019	320	$14.05	to	$25.73	$7,072	0.84%	0.65%	to	2.50%	15.27%	to	17.45%
December 31, 2018	316	$12.19	to	$21.91	$6,105	0.91%	0.65%	to	2.65%	-7.94%	to	-6.04%
December 31, 2017	367	$13.21	to	$23.32	$7,600	0.43%	0.65%	to	2.65%	6.59%	to	8.78%
December 31, 2016	501	$12.37	to	$21.43	$9,486	0.00%	0.65%	to	2.65%	-2.94%	to	-0.95%
December 31, 2015	760	$12.72	to	$21.64	$14,559	0.00%	0.65%	to	2.65%	-8.14%	to	-6.25%

	ProFund VP Health Care
December 31, 2019	985	$25.34	to	$38.74	$27,838	0.00%	0.65%	to	2.65%	16.21%	to	18.60%
December 31, 2018	1,183	$21.53	to	$34.25	$28,459	0.00%	0.65%	to	2.65%	1.65%	to	3.75%
December 31, 2017	1,298	$20.91	to	$33.14	$30,473	0.00%	0.65%	to	2.65%	17.72%	to	20.13%
December 31, 2016	1,493	$17.54	to	$27.70	$29,357	0.00%	0.65%	to	2.65%	-6.59%	to	-4.68%
December 31, 2015	2,360	$18.54	to	$29.17	$49,520	0.00%	0.65%	to	3.05%	1.82%	to	4.34%

	Access VP High Yield Fund
December 31, 2019	378	$21.12	to	$24.50	$8,455	4.65%	0.65%	to	1.65%	10.58%	to	11.70%
December 31, 2018	268	$19.10	to	$21.93	$5,446	2.72%	0.65%	to	1.65%	-2.26%	to	-1.26%
December 31, 2017	459	$18.92	to	$22.21	$9,460	2.95%	0.65%	to	1.90%	2.81%	to	4.11%
December 31, 2016	981	$18.40	to	$21.33	$19,772	3.38%	0.65%	to	1.90%	6.94%	to	8.29%
December 31, 2015	462	$17.21	to	$19.70	$8,489	3.71%	0.65%	to	1.90%	-1.75%	to	-0.50%

	ProFund VP Industrials
December 31, 2019	303	$26.32	to	$39.03	$8,638	0.00%	0.65%	to	2.45%	27.30%	to	29.65%
December 31, 2018	255	$20.63	to	$30.18	$5,749	0.11%	0.65%	to	2.45%	-14.92%	to	-13.33%
December 31, 2017	491	$19.22	to	$34.91	$12,596	0.17%	0.65%	to	2.65%	19.16%	to	21.60%
December 31, 2016	538	$16.13	to	$28.78	$11,429	0.18%	0.65%	to	2.65%	14.44%	to	16.78%
December 31, 2015	391	$13.94	to	$24.71	$7,192	0.11%	0.65%	to	2.75%	-6.08%	to	-4.05%

	ProFund VP Internet
December 31, 2019	72	$80.98	to	$102.81	$6,305	0.00%	0.65%	to	1.65%	16.08%	to	17.26%
December 31, 2018	91	$69.76	to	$87.90	$6,815	0.00%	0.65%	to	1.65%	3.19%	to	4.25%
December 31, 2017	106	$67.60	to	$84.53	$7,622	0.00%	0.65%	to	1.65%	33.81%	to	35.17%
December 31, 2016	123	$50.52	to	$62.69	$6,531	0.00%	0.65%	to	1.65%	3.79%	to	4.84%
December 31, 2015	195	$48.68	to	$59.95	$9,887	0.00%	0.65%	to	1.90%	18.07%	to	19.57%

	ProFund VP Japan
December 31, 2019	337	$12.46	to	$21.10	$4,864	0.13%	0.65%	to	2.50%	17.00%	to	19.22%
December 31, 2018	370	$10.65	to	$17.74	$4,458	0.00%	0.65%	to	2.50%	-13.86%	to	-12.21%
December 31, 2017	453	$12.36	to	$20.26	$6,343	0.00%	0.65%	to	2.50%	15.50%	to	17.68%
December 31, 2016	464	$10.70	to	$17.26	$5,497	0.00%	0.65%	to	2.50%	-2.09%	to	-0.24%
December 31, 2015	642	$10.93	to	$17.35	$7,721	0.00%	0.65%	to	2.50%	3.16%	to	5.12%

	ProFund VP Precious Metals
December 31, 2019	1,565	$6.42	to	$11.42	$14,858	0.04%	0.65%	to	2.50%	42.33%	to	45.03%
December 31, 2018	1,250	$4.51	to	$7.90	$8,149	0.00%	0.65%	to	2.50%	-15.65%	to	-14.03%
December 31, 2017	1,373	$5.34	to	$9.21	$10,421	0.00%	0.65%	to	2.50%	2.65%	to	4.60%
December 31, 2016	1,922	$5.20	to	$8.83	$14,055	0.00%	0.65%	to	2.50%	51.93%	to	54.81%
December 31, 2015	2,126	$3.42	to	$5.72	$10,178	0.00%	0.65%	to	2.50%	-34.53%	to	-33.29%

	ProFund VP Mid-Cap Growth
December 31, 2019	686	$24.15	to	$38.15	$19,404	0.00%	0.65%	to	2.50%	21.14%	to	23.43%
December 31, 2018	571	$19.94	to	$30.98	$13,303	0.00%	0.65%	to	2.50%	-14.19%	to	-12.55%
December 31, 2017	753	$20.47	to	$35.52	$20,183	0.00%	0.65%	to	2.65%	15.18%	to	17.54%
December 31, 2016	852	$17.77	to	$30.30	$19,651	0.00%	0.65%	to	2.65%	9.89%	to	12.14%
December 31, 2015	1,019	$16.17	to	$27.08	$21,169	0.00%	0.65%	to	2.65%	-2.37%	to	-0.37%

	ProFund VP Mid-Cap Value
December 31, 2019	563	$22.84	to	$37.33	$15,177	0.19%	0.65%	to	2.50%	20.98%	to	23.28%
December 31, 2018	426	$18.88	to	$30.36	$9,538	0.11%	0.65%	to	2.50%	-15.47%	to	-13.86%
December 31, 2017	570	$22.33	to	$35.33	$14,778	0.27%	0.65%	to	2.50%	7.85%	to	9.89%
December 31, 2016	1,002	$20.71	to	$32.23	$23,708	0.22%	0.65%	to	2.50%	21.24%	to	23.53%
December 31, 2015	620	$17.08	to	$26.16	$12,038	0.14%	0.65%	to	2.50%	-10.52%	to	-8.82%

A92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Pharmaceuticals
December 31, 2019	156	$15.63	to	$25.90	$2,723	0.80%	0.65%	to	2.45%	11.25%	to	13.30%
December 31, 2018	199	$13.94	to	$23.19	$3,049	1.02%	0.65%	to	2.50%	-8.56%	to	-6.81%
December 31, 2017	261	$15.11	to	$25.24	$4,347	0.99%	0.65%	to	2.65%	7.44%	to	9.64%
December 31, 2016	316	$13.92	to	$23.35	$4,779	0.93%	0.65%	to	2.65%	-6.28%	to	-4.36%
December 31, 2015	505	$14.70	to	$24.76	$8,013	0.51%	0.65%	to	2.65%	1.67%	to	3.76%

	ProFund VP Real Estate
December 31, 2019	273	$15.91	to	$36.59	$8,492	1.66%	0.65%	to	2.75%	23.27%	to	25.93%
December 31, 2018	256	$12.90	to	$29.06	$6,363	2.15%	0.65%	to	2.75%	-8.31%	to	-6.31%
December 31, 2017	273	$14.07	to	$31.02	$7,348	0.93%	0.65%	to	2.75%	5.09%	to	7.35%
December 31, 2016	348	$13.39	to	$28.89	$8,658	1.73%	0.65%	to	2.75%	2.83%	to	5.04%
December 31, 2015	494	$13.02	to	$27.51	$11,629	0.61%	0.65%	to	2.75%	-2.43%	to	-0.33%

	ProFund VP Rising Rates Opportunity
December 31, 2019	1,391	$1.14	to	$2.33	$1,758	0.15%	0.65%	to	2.65%	-19.60%	to	-17.95%
December 31, 2018	1,810	$1.41	to	$2.88	$2,806	0.00%	0.65%	to	2.65%	1.38%	to	3.48%
December 31, 2017	2,029	$1.37	to	$2.83	$3,079	0.00%	0.65%	to	3.05%	-14.59%	to	-12.48%
December 31, 2016	5,622	$1.58	to	$3.28	$9,306	0.00%	0.65%	to	3.05%	-8.04%	to	-5.77%
December 31, 2015	4,213	$1.70	to	$3.53	$7,627	0.00%	0.65%	to	2.65%	-4.19%	to	-2.23%

	ProFund VP NASDAQ-100
December 31, 2019	819	$20.59	to	$60.26	$21,894	0.00%	0.65%	to	2.50%	33.29%	to	35.81%
December 31, 2018	915	$15.27	to	$44.48	$17,927	0.00%	0.65%	to	2.50%	-4.34%	to	-2.51%
December 31, 2017	1,083	$15.79	to	$45.74	$22,390	0.00%	0.65%	to	2.50%	27.12%	to	29.53%
December 31, 2016	1,079	$12.28	to	$35.40	$17,931	0.00%	0.65%	to	2.50%	2.63%	to	4.57%
December 31, 2015	1,741	$11.83	to	$33.94	$28,860	0.00%	0.65%	to	2.50%	4.77%	to	6.76%

	ProFund VP Semiconductor
December 31, 2019	145	$20.84	to	$24.92	$3,315	0.28%	0.65%	to	1.65%	47.30%	to	48.80%
December 31, 2018	116	$14.14	to	$16.74	$1,784	0.00%	0.65%	to	1.65%	-11.72%	to	-10.82%
December 31, 2017	208	$16.02	to	$25.89	$3,542	0.26%	0.65%	to	1.90%	32.99%	to	34.68%
December 31, 2016	195	$12.02	to	$19.47	$2,515	0.14%	0.65%	to	1.90%	25.29%	to	26.88%
December 31, 2015	196	$9.57	to	$15.54	$1,975	0.69%	0.65%	to	1.90%	-4.72%	to	-3.51%

	ProFund VP Small-Cap Growth
December 31, 2019	414	$21.20	to	$43.91	$13,550	0.00%	0.65%	to	2.75%	15.84%	to	18.34%
December 31, 2018	467	$18.30	to	$37.20	$13,036	0.00%	0.65%	to	2.75%	-8.36%	to	-6.36%
December 31, 2017	649	$19.97	to	$39.82	$19,504	0.00%	0.65%	to	2.75%	9.87%	to	12.24%
December 31, 2016	839	$18.18	to	$35.57	$22,673	0.00%	0.65%	to	2.75%	16.94%	to	19.45%
December 31, 2015	951	$15.54	to	$29.85	$21,608	0.00%	0.65%	to	2.75%	-1.61%	to	0.52%

	ProFund VP Short Mid-Cap
December 31, 2019	28	$1.11	to	$1.30	$35	0.36%	0.65%	to	1.65%	-22.47%	to	-21.68%
December 31, 2018	281	$1.44	to	$1.66	$415	0.00%	0.65%	to	1.65%	9.13%	to	10.24%
December 31, 2017	86	$1.32	to	$1.50	$123	0.00%	0.65%	to	1.65%	-16.26%	to	-15.41%
December 31, 2016	239	$1.57	to	$1.78	$389	0.00%	0.65%	to	1.65%	-21.50%	to	-20.71%
December 31, 2015	245	$2.00	to	$2.24	$498	0.00%	0.65%	to	1.65%	-3.33%	to	-2.35%

	ProFund VP Short NASDAQ-100
December 31, 2019	881	$0.41	to	$0.60	$433	0.12%	0.65%	to	2.25%	-29.67%	to	-28.53%
December 31, 2018	917	$0.56	to	$1.09	$656	0.00%	0.65%	to	2.40%	-5.23%	to	-3.51%
December 31, 2017	837	$0.59	to	$0.90	$627	0.00%	0.65%	to	2.40%	-27.04%	to	-25.73%
December 31, 2016	1,416	$0.82	to	$1.57	$1,407	0.00%	0.65%	to	2.40%	-12.21%	to	-10.64%
December 31, 2015	1,355	$0.93	to	$1.78	$1,493	0.00%	0.65%	to	2.40%	-15.13%	to	-13.60%

	ProFund VP Short Small-Cap
December 31, 2019	88	$1.06	to	$1.24	$103	0.05%	0.65%	to	1.65%	-22.10%	to	-21.30%
December 31, 2018	965	$1.37	to	$1.58	$1,341	0.00%	0.65%	to	1.65%	8.56%	to	9.67%
December 31, 2017	139	$1.26	to	$1.44	$191	0.00%	0.65%	to	1.65%	-15.61%	to	-14.76%
December 31, 2016	166	$1.49	to	$1.69	$262	0.00%	0.65%	to	1.65%	-22.88%	to	-22.10%
December 31, 2015	272	$1.93	to	$2.16	$539	0.00%	0.65%	to	1.65%	-2.46%	to	-1.47%
A93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Small-Cap Value
December 31, 2019	360	$17.14	to	$35.98	$8,899	0.00%	0.65%	to	2.75%	19.19%	to	21.77%
December 31, 2018	417	$14.38	to	$29.62	$8,534	0.00%	0.65%	to	2.75%	-16.59%	to	-14.78%
December 31, 2017	510	$17.24	to	$34.85	$12,452	0.02%	0.65%	to	2.75%	6.70%	to	9.00%
December 31, 2016	827	$16.15	to	$32.05	$18,734	0.00%	0.65%	to	2.75%	25.25%	to	27.94%
December 31, 2015	608	$12.90	to	$25.11	$10,714	0.00%	0.65%	to	2.75%	-10.80%	to	-8.87%

	ProFund VP Technology
December 31, 2019	458	$17.47	to	$51.21	$9,172	0.00%	0.65%	to	1.65%	42.79%	to	44.24%
December 31, 2018	458	$12.20	to	$35.60	$6,371	0.00%	0.65%	to	1.65%	-3.92%	to	-2.93%
December 31, 2017	509	$12.67	to	$36.76	$7,507	0.05%	0.65%	to	1.65%	32.96%	to	34.31%
December 31, 2016	543	$9.50	to	$27.44	$6,162	0.00%	0.65%	to	1.90%	10.21%	to	11.61%
December 31, 2015	598	$8.58	to	$24.65	$6,100	0.00%	0.65%	to	1.90%	0.46%	to	1.74%

	ProFund VP Telecommunications
December 31, 2019	337	$7.06	to	$17.77	$3,497	3.09%	0.65%	to	2.75%	11.61%	to	14.02%
December 31, 2018	352	$6.24	to	$15.63	$3,097	5.67%	0.65%	to	2.75%	-17.45%	to	-15.66%
December 31, 2017	476	$7.46	to	$18.58	$5,141	4.50%	0.65%	to	2.75%	-4.81%	to	-2.76%
December 31, 2016	622	$7.73	to	$19.15	$6,815	1.64%	0.65%	to	2.75%	18.32%	to	20.87%
December 31, 2015	453	$6.44	to	$15.88	$4,363	1.78%	0.65%	to	2.75%	-1.27%	to	0.86%

	ProFund VP UltraMid-Cap
December 31, 2019	209	$41.01	to	$80.72	$10,301	0.00%	0.65%	to	2.45%	44.17%	to	46.83%
December 31, 2018	247	$28.21	to	$55.11	$8,245	0.00%	0.65%	to	2.45%	-28.58%	to	-27.25%
December 31, 2017	344	$39.18	to	$75.95	$15,747	0.00%	0.65%	to	2.50%	25.65%	to	28.02%
December 31, 2016	668	$30.91	to	$59.47	$22,800	0.00%	0.65%	to	2.50%	34.47%	to	37.02%
December 31, 2015	790	$22.79	to	$43.52	$19,480	0.00%	0.65%	to	2.50%	-11.42%	to	-9.74%

	ProFund VP UltraNASDAQ-100
December 31, 2019	2,456	$12.09	to	$196.32	$37,197	0.00%	0.65%	to	1.65%	76.70%	to	78.50%
December 31, 2018	4,640	$6.82	to	$110.26	$41,335	0.00%	0.65%	to	1.65%	-11.13%	to	-10.22%
December 31, 2017	5,202	$7.66	to	$123.13	$51,453	0.00%	0.65%	to	1.65%	65.56%	to	67.24%
December 31, 2016	6,057	$3.10	to	$73.81	$35,719	0.00%	0.65%	to	1.65%	6.84%	to	7.92%
December 31, 2015	7,828	$2.89	to	$68.57	$43,081	0.00%	0.65%	to	1.65%	11.73%	to	12.86%

	ProFund VP UltraSmall-Cap
December 31, 2019	225	$25.31	to	$57.94	$6,302	0.00%	0.65%	to	1.65%	44.90%	to	46.37%
December 31, 2018	258	$17.42	to	$39.68	$4,993	0.00%	0.65%	to	1.65%	-28.17%	to	-27.43%
December 31, 2017	344	$24.19	to	$54.82	$9,351	0.00%	0.65%	to	1.90%	22.83%	to	24.39%
December 31, 2016	398	$19.60	to	$44.18	$8,740	0.00%	0.65%	to	1.90%	36.95%	to	38.69%
December 31, 2015	439	$14.24	to	$31.94	$7,044	0.00%	0.65%	to	1.90%	-14.63%	to	-13.54%

	ProFund VP Utilities
December 31, 2019	768	$20.41	to	$42.96	$20,591	1.55%	0.65%	to	2.75%	19.50%	to	22.08%
December 31, 2018	774	$17.08	to	$35.28	$17,118	2.06%	0.65%	to	2.75%	0.04%	to	2.21%
December 31, 2017	1,015	$17.07	to	$34.60	$22,354	2.05%	0.65%	to	2.75%	7.61%	to	9.92%
December 31, 2016	1,020	$15.87	to	$31.56	$20,609	1.50%	0.65%	to	2.75%	11.92%	to	14.33%
December 31, 2015	1,069	$14.18	to	$27.67	$19,082	2.22%	0.65%	to	2.75%	-8.98%	to	-7.01%

	ProFund VP Large-Cap Growth
December 31, 2019	640	$23.41	to	$38.41	$18,095	0.00%	0.65%	to	2.50%	25.67%	to	28.05%
December 31, 2018	672	$17.93	to	$30.11	$14,844	0.00%	0.65%	to	2.65%	-4.48%	to	-2.50%
December 31, 2017	939	$18.77	to	$31.01	$21,496	0.00%	0.65%	to	2.65%	21.98%	to	24.48%
December 31, 2016	956	$15.38	to	$25.01	$17,650	0.04%	0.65%	to	2.65%	2.24%	to	4.33%
December 31, 2015	1,412	$15.05	to	$24.07	$24,975	0.00%	0.65%	to	2.65%	1.01%	to	3.08%

	ProFund VP Large-Cap Value
December 31, 2019	658	$16.48	to	$29.43	$13,042	0.94%	0.65%	to	2.50%	26.53%	to	28.93%
December 31, 2018	698	$12.55	to	$23.01	$10,822	0.89%	0.65%	to	2.65%	-13.01%	to	-11.21%
December 31, 2017	906	$14.42	to	$26.13	$15,938	0.99%	0.65%	to	2.65%	10.44%	to	12.70%
December 31, 2016	1,195	$13.06	to	$23.37	$18,603	1.12%	0.65%	to	2.65%	12.38%	to	14.68%
December 31, 2015	1,111	$11.62	to	$19.72	$15,188	1.07%	0.65%	to	2.65%	-7.26%	to	-5.35%

A94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Rydex VT Nova Fund
December 31, 2019	68	$19.89	to	$23.26	$1,343	1.11%	0.65%	to	1.40%	43.01%	to	44.10%
December 31, 2018	76	$13.91	to	$16.14	$1,059	0.18%	0.65%	to	1.40%	-11.58%	to	-10.91%
December 31, 2017	87	$15.73	to	$18.12	$1,368	0.05%	0.65%	to	1.40%	29.94%	to	30.93%
December 31, 2016	106	$12.10	to	$13.84	$1,280	0.00%	0.65%	to	1.40%	14.11%	to	14.97%
December 31, 2015	125	$10.61	to	$12.04	$1,334	0.00%	0.65%	to	1.40%	-2.11%	to	-1.36%

	Rydex VT NASDAQ-100® Fund
December 31, 2019	362	$25.20	to	$56.37	$9,143	0.13%	0.65%	to	1.65%	34.60%	to	35.97%
December 31, 2018	405	$18.68	to	$41.88	$7,582	0.00%	0.65%	to	1.65%	-3.44%	to	-2.45%
December 31, 2017	461	$19.29	to	$43.37	$8,899	0.00%	0.65%	to	1.65%	28.96%	to	30.27%
December 31, 2016	521	$14.92	to	$33.63	$7,781	0.00%	0.65%	to	1.65%	4.24%	to	5.29%
December 31, 2015	631	$14.28	to	$32.26	$9,018	0.00%	0.65%	to	1.65%	6.46%	to	7.54%

	Rydex VT Inverse S&P 500® Strategy Fund
December 31, 2019	9	$1.60	to	$1.74	$15	0.84%	1.00%	to	1.40%	-23.99%	to	-23.68%
December 31, 2018	9	$2.10	to	$2.28	$19	0.00%	1.00%	to	1.40%	2.50%	to	2.92%
December 31, 2017	9	$2.05	to	$2.21	$19	0.00%	1.00%	to	1.40%	-18.50%	to	-18.18%
December 31, 2016	8	$2.52	to	$2.70	$21	0.00%	1.00%	to	1.40%	-13.22%	to	-12.86%
December 31, 2015	11	$2.90	to	$3.10	$32	0.00%	1.00%	to	1.40%	-5.77%	to	-5.39%

	Invesco V.I. Health Care Fund (Series I)
December 31, 2019	734	$25.68	to	$43.14	$27,310	0.04%	0.65%	to	2.65%	28.99%	to	31.64%
December 31, 2018	843	$19.91	to	$32.77	$23,876	0.00%	0.65%	to	3.05%	-2.19%	to	0.25%
December 31, 2017	1,003	$20.27	to	$32.69	$28,295	0.36%	0.65%	to	3.05%	12.30%	to	15.08%
December 31, 2016	1,228	$17.76	to	$28.41	$30,112	0.00%	0.65%	to	3.05%	-14.16%	to	-12.04%
December 31, 2015	1,698	$20.62	to	$32.29	$46,871	0.00%	0.65%	to	3.05%	0.02%	to	2.49%

	Invesco V.I. Technology Fund (Series I)
December 31, 2019	1,292	$10.08	to	$27.81	$20,903	0.00%	0.65%	to	1.75%	33.50%	to	35.00%
December 31, 2018	1,501	$7.51	to	$22.21	$18,308	0.00%	0.65%	to	1.75%	-2.21%	to	-1.10%
December 31, 2017	1,741	$7.64	to	$21.30	$21,669	0.00%	0.65%	to	1.75%	32.78%	to	34.26%
December 31, 2016	1,824	$5.72	to	$21.83	$16,817	0.00%	0.65%	to	1.90%	-2.64%	to	-1.40%
December 31, 2015	2,189	$5.84	to	$22.43	$20,672	0.00%	0.65%	to	1.90%	4.79%	to	6.12%

	Wells Fargo VT Index Asset Allocation Fund (Class 2)
December 31, 2019	323	$28.15	to	$52.19	$16,818	1.08%	1.40%	to	1.65%	18.17%	to	18.47%
December 31, 2018	380	$19.79	to	$44.05	$16,725	0.97%	1.40%	to	2.00%	-4.86%	to	-4.27%
December 31, 2017	450	$20.80	to	$46.01	$20,653	0.74%	1.40%	to	2.00%	10.01%	to	10.68%
December 31, 2016	500	$18.91	to	$41.57	$20,761	0.90%	1.40%	to	2.00%	5.52%	to	6.17%
December 31, 2015	593	$17.92	to	$39.16	$23,200	1.02%	1.40%	to	2.00%	-0.78%	to	-0.17%

	Wells Fargo VT International Equity Fund (Class 2)
December 31, 2019	22	$9.70	to	$16.31	$223	3.57%	1.40%	to	1.90%	13.29%	to	13.87%
December 31, 2018	25	$8.52	to	$14.36	$225	11.45%	1.40%	to	1.90%	-18.86%	to	-18.44%
December 31, 2017	30	$10.44	to	$17.65	$322	2.67%	1.40%	to	1.90%	21.98%	to	22.60%
December 31, 2016	38	$8.52	to	$14.43	$329	2.92%	1.40%	to	1.90%	1.34%	to	1.85%
December 31, 2015	44	$8.36	to	$14.20	$372	3.62%	1.40%	to	1.90%	-0.13%	to	0.38%

	Wells Fargo VT Small Cap Growth Fund (Class 2)
December 31, 2019	42	$30.94	to	$50.50	$1,305	0.00%	1.40%	to	1.65%	22.77%	to	23.08%
December 31, 2018	45	$25.14	to	$41.13	$1,137	0.00%	1.40%	to	1.65%	-0.37%	to	-0.12%
December 31, 2017	51	$25.17	to	$41.29	$1,279	0.00%	1.40%	to	1.65%	23.79%	to	24.10%
December 31, 2016	55	$20.28	to	$33.35	$1,123	0.00%	1.40%	to	1.65%	5.97%	to	6.24%
December 31, 2015	72	$19.09	to	$31.47	$1,384	0.00%	1.40%	to	1.65%	-4.49%	to	-4.24%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2019	60,265	$12.87	to	$22.31	$951,857	0.00%	0.65%	to	3.05%	16.34%	to	19.22%
December 31, 2018	61,719	$11.03	to	$18.79	$810,388	0.00%	0.65%	to	3.05%	-10.57%	to	-8.35%
December 31, 2017	79,948	$11.93	to	$20.59	$1,146,433	0.00%	0.65%	to	3.05%	12.93%	to	15.72%
December 31, 2016	87,946	$10.56	to	$17.86	$1,084,884	0.00%	0.65%	to	3.05%	1.08%	to	3.58%
December 31, 2015	100,567	$10.44	to	$17.32	$1,202,190	0.00%	0.65%	to	3.05%	-2.09%	to	0.33%

A95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Prudential Growth Allocation Portfolio
December 31, 2019	242,580	$13.21	to	$24.82	$4,098,141	0.00%	0.65%	to	3.05%	15.54%	to	18.40%
December 31, 2018	244,176	$11.32	to	$21.05	$3,445,068	0.00%	0.65%	to	3.05%	-10.43%	to	-8.20%
December 31, 2017	317,159	$12.63	to	$23.02	$4,871,020	0.00%	0.65%	to	3.05%	12.57%	to	15.34%
December 31, 2016	227,652	$11.27	to	$20.04	$3,011,852	0.00%	0.65%	to	3.05%	6.74%	to	9.38%
December 31, 2015	248,775	$10.53	to	$18.39	$3,024,796	0.00%	0.65%	to	3.05%	-3.64%	to	-1.26%

	AST Advanced Strategies Portfolio
December 31, 2019	77,642	$15.59	to	$26.05	$1,564,074	0.00%	0.65%	to	3.05%	18.14%	to	21.07%
December 31, 2018	83,313	$13.17	to	$21.61	$1,378,346	0.00%	0.65%	to	3.05%	-8.77%	to	-6.50%
December 31, 2017	100,477	$14.41	to	$23.20	$1,776,407	0.00%	0.65%	to	3.05%	13.37%	to	16.17%
December 31, 2016	111,128	$12.68	to	$20.06	$1,685,524	0.00%	0.65%	to	3.05%	3.85%	to	6.41%
December 31, 2015	124,459	$12.19	to	$18.92	$1,778,421	0.00%	0.65%	to	3.05%	-2.27%	to	0.15%

	AST Investment Grade Bond Portfolio
December 31, 2019	67,176	$14.51	to	$19.29	$1,180,706	0.00%	0.65%	to	2.45%	8.51%	to	10.51%
December 31, 2018	201,715	$13.37	to	$17.45	$3,164,432	0.00%	0.65%	to	2.45%	-2.72%	to	-0.92%
December 31, 2017	67,018	$13.74	to	$17.62	$1,058,737	0.00%	0.65%	to	2.45%	1.76%	to	3.64%
December 31, 2016	123,882	$13.50	to	$17.00	$1,903,633	0.00%	0.65%	to	2.45%	1.66%	to	3.53%
December 31, 2015	110,488	$13.28	to	$16.42	$1,657,179	0.00%	0.65%	to	2.45%	-1.31%	to	0.52%

	AST Bond Portfolio 2019 (liquidated December 31, 2019)
December 31, 2019	—	$9.97	to	$14.40	$—	0.00%	1.00%	to	3.05%	-1.69%	to	0.38%
December 31, 2018	5,960	$10.14	to	$14.35	$76,754	0.00%	1.00%	to	3.05%	-2.52%	to	-0.44%
December 31, 2017	2,555	$10.41	to	$14.41	$32,889	0.00%	1.00%	to	3.05%	-2.31%	to	-0.25%
December 31, 2016	3,506	$10.65	to	$14.45	$45,952	0.00%	1.00%	to	3.05%	-1.64%	to	0.43%
December 31, 2015	4,097	$10.83	to	$14.39	$53,876	0.00%	1.00%	to	3.05%	-2.01%	to	0.06%

	AST Cohen & Steers Global Realty Portfolio
December 31, 2019	1,862	$14.03	to	$28.95	$31,937	0.00%	0.65%	to	2.65%	21.81%	to	24.31%
December 31, 2018	1,843	$11.52	to	$23.39	$25,059	0.00%	0.65%	to	3.05%	-7.63%	to	-5.33%
December 31, 2017	2,591	$12.42	to	$24.80	$37,280	0.00%	0.65%	to	3.05%	7.51%	to	10.17%
December 31, 2016	2,552	$11.50	to	$22.60	$33,241	0.00%	0.65%	to	3.05%	-2.17%	to	0.24%
December 31, 2015	2,971	$11.62	to	$22.64	$38,841	0.00%	0.65%	to	3.05%	-3.14%	to	-0.74%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2019	9,956	$8.70	to	$16.96	$105,002	0.00%	0.65%	to	3.05%	9.89%	to	12.61%
December 31, 2018	9,159	$7.71	to	$15.12	$84,820	0.00%	0.65%	to	3.05%	-16.68%	to	-14.61%
December 31, 2017	11,488	$9.33	to	$17.78	$124,978	0.00%	0.65%	to	3.05%	22.53%	to	25.56%
December 31, 2016	10,177	$7.59	to	$14.22	$88,365	0.00%	0.65%	to	3.05%	8.94%	to	11.63%
December 31, 2015	11,385	$6.95	to	$12.79	$89,179	0.00%	0.65%	to	3.05%	-19.27%	to	-17.27%

	AST Bond Portfolio 2020
December 31, 2019	6,275	$9.89	to	$12.17	$69,369	0.00%	1.00%	to	3.05%	0.34%	to	2.47%
December 31, 2018	3,828	$9.83	to	$11.87	$41,165	0.00%	1.00%	to	3.05%	-2.78%	to	-0.71%
December 31, 2017	4,389	$10.09	to	$11.96	$47,839	0.00%	1.00%	to	3.05%	-2.18%	to	-0.12%
December 31, 2016	8,855	$10.30	to	$11.97	$97,678	0.00%	1.00%	to	3.05%	-1.15%	to	0.94%
December 31, 2015	11,369	$10.39	to	$11.86	$125,485	0.00%	1.00%	to	3.05%	-1.57%	to	0.51%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2019	2,546	$28.98	to	$35.98	$85,766	0.00%	0.65%	to	2.75%	28.96%	to	31.74%
December 31, 2018	2,511	$22.47	to	$27.31	$63,998	0.00%	0.65%	to	2.75%	-4.33%	to	-2.25%
December 31, 2017	3,001	$22.91	to	$27.94	$78,396	0.00%	0.65%	to	3.05%	31.70%	to	34.95%
December 31, 2016	2,678	$17.39	to	$20.70	$52,130	0.00%	0.65%	to	3.05%	-4.46%	to	-2.10%
December 31, 2015	3,589	$18.21	to	$21.15	$71,740	0.00%	0.65%	to	3.05%	7.26%	to	9.91%

	AST Bond Portfolio 2021
December 31, 2019	1,545	$11.74	to	$14.47	$20,019	0.00%	1.00%	to	3.05%	1.86%	to	4.02%
December 31, 2018	3,416	$11.52	to	$13.91	$43,202	0.00%	1.00%	to	3.05%	-3.00%	to	-0.94%
December 31, 2017	4,311	$11.88	to	$14.04	$55,272	0.00%	1.00%	to	3.05%	-1.51%	to	0.57%
December 31, 2016	9,109	$12.06	to	$13.96	$117,600	0.00%	1.00%	to	3.05%	-1.07%	to	1.01%
December 31, 2015	12,539	$12.19	to	$13.82	$161,963	0.00%	1.00%	to	3.05%	-1.32%	to	0.77%

A96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT Omega Growth Fund (Class 2)
December 31, 2019	74	$31.63	to	$33.51	$2,489	0.00%	1.40%	to	2.00%	34.31%	to	35.13%
December 31, 2018	88	$23.55	to	$24.80	$2,168	0.00%	1.40%	to	2.00%	-1.74%	to	-1.14%
December 31, 2017	97	$23.97	to	$25.09	$2,430	0.01%	1.40%	to	2.00%	31.91%	to	32.72%
December 31, 2016	108	$18.17	to	$18.90	$2,046	0.00%	1.40%	to	2.00%	-1.49%	to	-0.88%
December 31, 2015	120	$18.45	to	$19.07	$2,291	0.00%	1.40%	to	2.00%	-0.68%	to	-0.07%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2019	488	$28.72	to	$61.05	$17,421	0.00%	0.65%	to	2.75%	33.62%	to	36.50%
December 31, 2018	523	$21.20	to	$44.84	$13,688	0.00%	0.65%	to	2.75%	-2.26%	to	-0.14%
December 31, 2017	626	$21.39	to	$45.01	$16,862	0.25%	0.65%	to	2.75%	31.25%	to	34.08%
December 31, 2016	732	$16.08	to	$33.66	$14,728	0.00%	0.65%	to	2.75%	-2.00%	to	0.11%
December 31, 2015	955	$16.18	to	$33.70	$19,871	0.00%	0.65%	to	2.75%	-1.17%	to	0.96%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2019	451	$25.11	to	$29.99	$12,734	0.00%	0.65%	to	2.50%	22.18%	to	24.50%
December 31, 2018	498	$20.55	to	$24.09	$11,346	0.00%	0.65%	to	2.50%	-1.08%	to	0.81%
December 31, 2017	538	$20.77	to	$23.90	$12,231	0.00%	0.65%	to	2.50%	22.99%	to	25.32%
December 31, 2016	599	$16.89	to	$19.07	$10,905	0.00%	0.65%	to	2.50%	5.41%	to	7.40%
December 31, 2015	708	$16.02	to	$17.75	$12,072	0.00%	0.65%	to	2.50%	-5.07%	to	-3.27%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2019	489	$11.82	to	$20.88	$9,518	4.16%	0.65%	to	2.75%	12.33%	to	14.75%
December 31, 2018	543	$10.52	to	$18.38	$9,270	11.95%	0.65%	to	2.75%	-19.16%	to	-17.40%
December 31, 2017	672	$13.02	to	$22.54	$13,977	3.02%	0.65%	to	2.75%	21.44%	to	24.05%
December 31, 2016	711	$10.72	to	$18.40	$12,062	3.10%	0.65%	to	2.75%	0.42%	to	2.58%
December 31, 2015	918	$10.68	to	$18.17	$15,263	4.28%	0.65%	to	2.75%	-0.52%	to	1.63%

	AST Bond Portfolio 2022
December 31, 2019	1,830	$10.90	to	$13.16	$22,267	0.00%	1.00%	to	3.05%	2.66%	to	4.83%
December 31, 2018	3,079	$10.62	to	$12.56	$35,805	0.00%	1.00%	to	3.05%	-3.21%	to	-1.15%
December 31, 2017	3,754	$10.97	to	$12.70	$44,338	0.00%	1.00%	to	3.05%	-1.52%	to	0.56%
December 31, 2016	8,845	$11.14	to	$12.63	$104,786	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2015	9,448	$11.29	to	$12.53	$112,131	0.00%	1.00%	to	3.05%	-1.02%	to	1.08%

	AST Quantitative Modeling Portfolio
December 31, 2019	5,311	$14.86	to	$17.89	$91,510	0.00%	0.65%	to	2.75%	17.87%	to	20.42%
December 31, 2018	7,620	$12.61	to	$14.85	$107,939	0.00%	0.65%	to	2.75%	-9.11%	to	-7.14%
December 31, 2017	8,943	$13.87	to	$16.00	$136,765	0.00%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	10,238	$12.07	to	$13.62	$133,794	0.00%	0.65%	to	2.75%	3.41%	to	5.63%
December 31, 2015	11,026	$11.67	to	$12.90	$137,294	0.00%	0.65%	to	2.75%	-2.60%	to	-0.50%

	AST BlackRock Global Strategies Portfolio
December 31, 2019	7,572	$12.00	to	$14.84	$105,246	0.00%	0.65%	to	3.05%	14.03%	to	16.86%
December 31, 2018	8,104	$10.52	to	$12.70	$96,136	0.00%	0.65%	to	3.05%	-8.18%	to	-5.90%
December 31, 2017	10,477	$11.46	to	$13.49	$132,987	0.00%	0.65%	to	3.05%	9.19%	to	11.88%
December 31, 2016	10,063	$10.50	to	$12.06	$114,370	0.00%	0.65%	to	3.05%	3.71%	to	6.27%
December 31, 2015	11,270	$10.12	to	$11.35	$121,569	0.00%	0.65%	to	3.05%	-5.96%	to	-3.63%

	Invesco V.I. Diversified Dividend Fund (Series I)
December 31, 2019	924	$18.70	to	$22.51	$19,684	2.74%	0.65%	to	2.75%	21.65%	to	24.28%
December 31, 2018	1,118	$15.01	to	$18.11	$19,317	2.28%	0.65%	to	3.05%	-10.41%	to	-8.18%
December 31, 2017	1,399	$16.76	to	$19.72	$26,417	1.62%	0.65%	to	3.05%	5.27%	to	7.87%
December 31, 2016	1,630	$15.92	to	$18.28	$28,586	1.32%	0.65%	to	3.05%	11.32%	to	14.07%
December 31, 2015	1,578	$14.30	to	$16.03	$24,413	1.59%	0.65%	to	3.05%	-1.05%	to	1.40%

	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2019	28	$11.44	to	$11.44	$318	2.75%	1.00%	to	1.00%	5.67%	to	5.67%
December 31, 2018	29	$10.83	to	$10.83	$309	3.15%	1.00%	to	1.00%	0.83%	to	0.83%
December 31, 2017	51	$10.74	to	$10.74	$552	2.92%	1.00%	to	1.00%	2.31%	to	2.31%
December 31, 2016	57	$10.49	to	$10.49	$597	2.85%	1.00%	to	1.00%	1.68%	to	1.68%
December 31, 2015	61	$10.32	to	$10.32	$628	3.01%	1.00%	to	1.00%	0.32%	to	0.32%
A97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2019	195	$26.74	to	$26.74	$5,211	0.00%	1.00%	to	1.00%	34.54%	to	34.54%
December 31, 2018	208	$19.87	to	$19.87	$4,143	0.00%	1.00%	to	1.00%	-4.90%	to	-4.90%
December 31, 2017	229	$20.90	to	$20.90	$4,783	0.00%	1.00%	to	1.00%	26.86%	to	26.86%
December 31, 2016	257	$16.47	to	$16.47	$4,226	0.00%	1.00%	to	1.00%	0.23%	to	0.23%
December 31, 2015	298	$16.44	to	$16.44	$4,895	0.00%	1.00%	to	1.00%	8.03%	to	8.03%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2019	95	$25.48	to	$26.02	$2,467	0.56%	1.40%	to	1.65%	29.64%	to	29.96%
December 31, 2018	111	$19.65	to	$20.02	$2,217	0.45%	1.40%	to	1.65%	-8.47%	to	-8.24%
December 31, 2017	117	$21.47	to	$21.82	$2,544	0.92%	1.40%	to	1.65%	18.74%	to	19.04%
December 31, 2016	134	$18.08	to	$18.33	$2,453	2.39%	1.40%	to	1.65%	10.67%	to	10.95%
December 31, 2015	167	$16.34	to	$16.52	$2,767	0.40%	1.40%	to	1.65%	-4.45%	to	-4.21%

	Wells Fargo VT Opportunity Fund (Class 2)
December 31, 2019	184	$25.49	to	$25.49	$4,682	0.28%	1.40%	to	1.40%	29.63%	to	29.63%
December 31, 2018	208	$19.66	to	$19.66	$4,095	0.19%	1.40%	to	1.40%	-8.45%	to	-8.45%
December 31, 2017	241	$21.48	to	$21.48	$5,185	0.66%	1.40%	to	1.40%	18.76%	to	18.76%
December 31, 2016	267	$18.08	to	$18.08	$4,837	2.03%	1.40%	to	1.40%	10.66%	to	10.66%
December 31, 2015	292	$16.34	to	$16.34	$4,772	0.13%	1.40%	to	1.40%	-4.44%	to	-4.44%

	AST Prudential Core Bond Portfolio
December 31, 2019	9,439	$10.40	to	$12.70	$113,555	0.00%	0.65%	to	3.05%	6.41%	to	9.04%
December 31, 2018	7,471	$9.78	to	$11.65	$82,423	0.00%	0.65%	to	3.05%	-3.85%	to	-1.46%
December 31, 2017	8,326	$10.17	to	$11.82	$93,378	0.00%	0.65%	to	3.05%	2.46%	to	4.99%
December 31, 2016	7,314	$9.92	to	$11.26	$78,400	0.00%	0.65%	to	3.05%	1.04%	to	3.53%
December 31, 2015	5,836	$9.82	to	$10.88	$60,873	0.00%	0.65%	to	3.05%	-3.31%	to	-0.92%

	AST Bond Portfolio 2023
December 31, 2019	2,080	$9.45	to	$11.17	$22,614	0.00%	1.00%	to	3.05%	3.26%	to	5.44%
December 31, 2018	2,750	$9.15	to	$10.60	$27,534	0.00%	1.00%	to	3.05%	-3.32%	to	-1.27%
December 31, 2017	2,647	$9.47	to	$10.73	$26,687	0.00%	1.00%	to	3.05%	-1.40%	to	0.68%
December 31, 2016	4,426	$9.60	to	$10.66	$44,764	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	2,739	$9.72	to	$10.57	$27,610	0.00%	1.00%	to	3.05%	-0.42%	to	1.68%

	AST MFS Growth Allocation Portfolio
December 31, 2019	10,054	$13.91	to	$16.78	$159,067	0.00%	0.65%	to	3.05%	19.02%	to	21.96%
December 31, 2018	10,166	$11.69	to	$13.76	$132,336	0.00%	0.65%	to	3.05%	-11.09%	to	-8.87%
December 31, 2017	12,192	$13.14	to	$15.10	$175,215	0.00%	0.65%	to	3.05%	12.95%	to	15.74%
December 31, 2016	13,126	$11.64	to	$13.04	$163,976	0.00%	0.65%	to	3.05%	1.15%	to	3.64%
December 31, 2015	14,933	$11.50	to	$12.59	$181,437	0.00%	0.65%	to	3.05%	-4.25%	to	-1.88%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2019	302	$10.73	to	$11.65	$3,450	0.00%	0.65%	to	1.75%	12.84%	to	14.10%
December 31, 2018	197	$9.51	to	$10.21	$1,991	0.00%	0.65%	to	1.75%	-8.31%	to	-7.28%
December 31, 2017	303	$10.37	to	$11.01	$3,296	0.00%	0.65%	to	1.75%	7.39%	to	8.59%
December 31, 2016	106	$9.66	to	$10.14	$1,048	0.00%	0.65%	to	1.75%	8.67%	to	9.89%
December 31, 2015	94	$8.88	to	$9.23	$855	0.00%	0.65%	to	1.75%	-4.78%	to	-3.71%

	AST MFS Large-Cap Value Portfolio
December 31, 2019	3,384	$19.02	to	$22.26	$71,879	0.00%	0.65%	to	2.75%	25.79%	to	28.51%
December 31, 2018	3,112	$15.02	to	$17.33	$51,454	0.00%	0.65%	to	2.85%	-12.73%	to	-10.74%
December 31, 2017	4,511	$17.02	to	$19.41	$83,663	0.00%	0.65%	to	3.05%	13.77%	to	16.58%
December 31, 2016	4,326	$14.96	to	$16.65	$69,129	0.00%	0.65%	to	3.05%	9.99%	to	12.71%
December 31, 2015	3,100	$13.75	to	$14.77	$44,286	0.00%	0.65%	to	2.75%	-3.45%	to	-1.37%

	Invesco V.I. Mid Cap Growth Fund (Series I)
December 31, 2019	672	$18.85	to	$22.03	$14,101	0.00%	0.65%	to	2.65%	30.78%	to	33.47%
December 31, 2018	713	$14.02	to	$16.51	$11,252	0.00%	0.65%	to	3.05%	-8.48%	to	-6.20%
December 31, 2017	770	$15.32	to	$17.60	$13,010	0.00%	0.65%	to	3.05%	18.77%	to	21.70%
December 31, 2016	847	$12.90	to	$14.46	$11,827	0.00%	0.65%	to	3.05%	-2.31%	to	0.10%
December 31, 2015	1,005	$13.20	to	$14.45	$14,114	0.00%	0.65%	to	3.05%	-1.88%	to	0.55%

A98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2024
December 31, 2019	1,666	$9.40	to	$10.88	$17,060	0.00%	1.00%	to	3.05%	4.67%	to	6.88%
December 31, 2018	7,218	$8.98	to	$10.18	$69,796	0.00%	1.00%	to	3.05%	-3.69%	to	-1.64%
December 31, 2017	5,920	$9.32	to	$10.35	$58,693	0.00%	1.00%	to	3.05%	-1.41%	to	0.67%
December 31, 2016	527	$9.45	to	$10.28	$5,203	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	875	$9.57	to	$10.19	$8,626	0.00%	1.00%	to	3.05%	-0.30%	to	1.81%

	AST AQR Emerging Markets Equity Portfolio
December 31, 2019	216	$10.84	to	$11.70	$2,451	0.00%	0.65%	to	1.75%	15.74%	to	17.04%
December 31, 2018	305	$9.37	to	$10.00	$2,983	0.00%	0.65%	to	1.75%	-20.38%	to	-19.48%
December 31, 2017	410	$11.77	to	$12.42	$4,975	0.00%	0.65%	to	1.75%	32.60%	to	34.07%
December 31, 2016	215	$8.88	to	$9.26	$1,944	0.00%	0.65%	to	1.75%	11.39%	to	12.63%
December 31, 2015	198	$7.93	to	$8.23	$1,596	0.00%	0.65%	to	1.90%	-17.13%	to	-16.07%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2019	3,183	$17.79	to	$21.04	$63,987	0.00%	0.65%	to	3.05%	27.04%	to	30.18%
December 31, 2018	2,982	$14.01	to	$16.16	$45,986	0.00%	0.65%	to	3.05%	-7.69%	to	-5.39%
December 31, 2017	4,114	$15.17	to	$17.08	$67,379	0.00%	0.65%	to	3.05%	14.80%	to	17.64%
December 31, 2016	4,095	$13.22	to	$14.52	$57,381	0.00%	0.65%	to	3.05%	11.40%	to	14.15%
December 31, 2015	2,033	$11.86	to	$12.72	$25,201	0.00%	0.65%	to	3.05%	-6.51%	to	-4.20%

	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
December 31, 2019	77	$9.55	to	$9.71	$749	1.86%	1.00%	to	1.25%	0.58%	to	0.83%
December 31, 2018	80	$9.49	to	$9.63	$773	1.47%	1.00%	to	1.25%	0.24%	to	0.49%
December 31, 2017	96	$9.47	to	$9.58	$917	0.41%	1.00%	to	1.25%	-0.83%	to	-0.58%
December 31, 2016	94	$9.55	to	$9.64	$904	0.01%	1.00%	to	1.25%	-1.24%	to	-0.98%
December 31, 2015	103	$9.67	to	$9.74	$1,006	0.01%	1.00%	to	1.25%	-1.23%	to	-1.00%

	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
December 31, 2019	13	$12.97	to	$12.97	$165	5.11%	1.00%	to	1.00%	15.30%	to	15.30%
December 31, 2018	13	$11.25	to	$11.25	$147	5.00%	1.00%	to	1.00%	-4.72%	to	-4.72%
December 31, 2017	14	$11.81	to	$11.81	$166	6.12%	1.00%	to	1.00%	5.50%	to	5.50%
December 31, 2016	15	$11.19	to	$11.19	$169	11.11%	1.00%	to	1.00%	9.82%	to	9.82%
December 31, 2015	17	$10.19	to	$10.19	$170	9.00%	1.00%	to	1.00%	-1.99%	to	-1.99%

	AST AQR Large-Cap Portfolio
December 31, 2019	193	$17.48	to	$19.75	$3,660	0.00%	0.65%	to	2.45%	19.58%	to	21.78%
December 31, 2018	228	$14.58	to	$16.22	$3,555	0.00%	0.65%	to	2.50%	-10.44%	to	-8.73%
December 31, 2017	269	$16.28	to	$17.77	$4,602	0.00%	0.65%	to	2.50%	19.09%	to	21.34%
December 31, 2016	347	$13.67	to	$14.64	$4,934	0.00%	0.65%	to	2.50%	7.94%	to	9.98%
December 31, 2015	245	$12.66	to	$13.32	$3,180	0.00%	0.65%	to	2.50%	-0.82%	to	1.07%

	AST QMA Large-Cap Portfolio
December 31, 2019	153	$18.07	to	$20.70	$3,013	0.00%	0.65%	to	2.65%	21.87%	to	24.38%
December 31, 2018	175	$14.83	to	$16.64	$2,785	0.00%	0.65%	to	2.65%	-9.63%	to	-7.76%
December 31, 2017	203	$16.41	to	$18.04	$3,506	0.00%	0.65%	to	2.65%	18.20%	to	20.62%
December 31, 2016	221	$13.88	to	$14.96	$3,198	0.00%	0.65%	to	2.65%	7.93%	to	10.14%
December 31, 2015	154	$12.93	to	$13.58	$2,033	0.00%	0.65%	to	2.45%	-0.94%	to	0.88%

	AST Bond Portfolio 2025
December 31, 2019	2,157	$10.98	to	$12.45	$25,283	0.00%	1.00%	to	3.05%	5.40%	to	7.63%
December 31, 2018	8,174	$10.42	to	$11.56	$90,198	0.00%	1.00%	to	3.05%	-3.78%	to	-1.73%
December 31, 2017	693	$10.82	to	$11.77	$7,842	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2016	1,855	$10.96	to	$11.67	$20,960	0.00%	1.00%	to	3.05%	-0.65%	to	1.45%
December 31, 2015	29,129	$11.03	to	$11.51	$328,079	0.00%	1.00%	to	3.05%	-1.11%	to	0.98%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2019	7,987	$9.87	to	$10.96	$84,521	0.00%	1.00%	to	3.05%	6.67%	to	8.93%
December 31, 2018	10,593	$9.25	to	$10.06	$102,851	0.00%	1.00%	to	3.05%	-4.07%	to	-2.04%
December 31, 2017	11,718	$9.64	to	$10.27	$116,811	0.00%	1.00%	to	3.05%	-0.69%	to	1.40%
December 31, 2016	19,521	$9.71	to	$10.12	$193,616	0.00%	1.00%	to	3.05%	-1.03%	to	1.06%
December 31, 2015	8,601	$9.81	to	$10.02	$85,262	0.00%	1.00%	to	3.05%	-1.89%	to	0.19%

A99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2019	5,790	$9.97	to	$10.85	$61,041	0.00%	1.00%	to	3.05%	7.31%	to	9.58%
December 31, 2018	14,157	$9.29	to	$9.90	$136,811	0.00%	1.00%	to	3.05%	-4.29%	to	-2.25%
December 31, 2017	15,774	$9.71	to	$10.12	$156,690	0.00%	1.00%	to	3.05%	-0.44%	to	1.66%
December 31, 2016	24,776	$9.75	to	$9.96	$244,297	0.00%	1.00%	to	3.05%	-2.46%	to	-0.40%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2019	2,230	$12.68	to	$13.63	$29,747	2.05%	0.65%	to	2.75%	19.21%	to	21.79%
December 31, 2018	2,479	$10.56	to	$11.20	$27,326	0.34%	0.65%	to	3.05%	-20.24%	to	-18.25%
December 31, 2017	2,833	$13.23	to	$13.69	$38,429	0.96%	0.65%	to	3.05%	36.81%	to	40.18%
December 31, 2016	3,218	$9.67	to	$9.77	$31,343	0.82%	0.65%	to	3.05%	-4.47%	to	-3.53%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2019	1,044	$10.18	to	$10.84	$11,171	0.00%	1.00%	to	3.05%	8.19%	to	10.47%
December 31, 2018	4,570	$9.41	to	$9.81	$44,211	0.00%	1.00%	to	3.05%	-5.06%	to	-3.04%
December 31, 2017	551	$9.91	to	$10.12	$5,521	0.00%	1.00%	to	3.05%	-0.91%	to	1.18%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2019	2,379	$10.38	to	$10.83	$25,528	0.00%	1.00%	to	3.05%	8.87%	to	11.17%
December 31, 2018	777	$9.58	to	$9.74	$7,497	0.00%	1.00%	to	2.65%	-4.22%	to	-2.59%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2019	1,454	$11.13	to	$11.33	$16,373	0.00%	1.00%	to	2.75%	11.25%	to	13.26%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

*** These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2019 or from the effective date of the subaccount through the end of the reporting period.

A100

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Prudential Annuities.
Each contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.
Insurance Charge - The insurance charge is the combination of the mortality and expense risk charges and the administrative charge. The insurance charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
Distribution Charge - The distribution charge is deducted by the Account on certain contracts for a specified time of period. The distribution charge is intended to compensate Prudential Annuities for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The distribution charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
Annual Maintenance Fee - An annual maintenance fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted. This charge is assessed through the redemption of units.
Transfer Fees - Transfer fees are charged at a rate of $10 for each transfer after the 20th in each annuity year, as set forth in the respective prospectuses. These charges are assessed through the redemption of units.
Contingent Deferred Sales Charges - Contingent deferred sales charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, contingent deferred sales charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a contingent deferred sales charge upon surrender or withdrawal. Please refer to the prospectus for the contract for a complete description of the contingent deferred sales charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year. These charges are assessed through the redemption of units.
Premium Taxes - Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable immediate annuity contracts. Depending on the product, these charges are deducted before the net amount is allocated to the investment options in the Account or are assessed through the redemption of units at annuitization.
Optional Benefit Charges - Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the net assets of each subaccount. The daily charge for the optional benefits is deducted in the same manner as the insurance charge and the distribution charge (if applicable). These charges are assessed through a reduction in unit values.

A101

Note 8:	Charges and Expenses (continued)

The following are the base and maximum combined insurance, distribution (when applicable), and optional benefit charges of the respective contracts.

Products	Base	Maximum
ACN	1.40%	1.65%
Apex	1.40%	2.15%
Apex II	1.65%	3.05%
AS Cornerstone	1.15%	2.55%
AS Impact	1.00%	1.50%
AS Protector	1.40%	1.65%
ASAIA	1.25%	2.25%
ASAP	1.40%	1.65%
ASAP II	1.40%	2.15%
ASAP II Premier	1.40%	1.65%
ASAP III	0.65%	2.60%
ASL	1.40%	2.15%
ASL II	1.65%	3.05%
ASL II Premier	1.65%	2.25%
ASL Premier	1.40%	1.65%
ASVIA	1.25%	1.25%
Choice	0.90%	0.90%
Choice 2000	0.65%	2.05%
Defined Investments Annuity	1.00%	1.75%
Emerald Choice	1.40%	2.15%
Galaxy III	1.00%	1.25%
Harvester Variable Annuity	1.40%	1.65%
Harvester XTra Credit	1.40%	1.65%
Imperium	1.40%	2.15%
Optimum	0.65%	2.65%
Optimum Four	1.65%	3.05%
Optimum Plus	0.65%	3.05%
Optimum XTra	1.75%	3.10%
PSA	1.40%	1.40%
Stagecoach	1.40%	2.15%
Stagecoach Apex II	1.65%	3.00%
Stagecoach ASAP III	1.25%	2.60%
Stagecoach Extra Credit	1.40%	2.15%
Stagecoach Flex	1.40%	2.15%
Stagecoach VA+	1.40%	2.15%
Stagecoach XTra Credit SIX	1.65%	3.00%
Wells Fargo Stagecoach Apex	1.40%	2.15%
XTra Credit	1.40%	2.15%
XTra Credit EIGHT	1.75%	3.10%
XTra Credit FOUR	1.40%	2.15%
XTra Credit FOUR Premier	1.40%	1.65%
XTra Credit Premier	1.40%	1.65%
XTra Credit SIX	0.65%	3.05%

A102

Note 9:	Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including amounts transferred to individual subaccounts by the general account to cover greater longevity of annuitants for contracts in payout and remittance of remediation credits to contract owners.

Annuity payments represent periodic payments distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

Note 10:	Subsequent Events

On March 11, 2020, the World Health Organization declared COVID-19 a pandemic, and national governments have implemented a range of policies and actions to combat it. The extent of the impact of COVID-19 on world economies, and ultimately on the portfolios in which the subaccounts invest, is highly uncertain and cannot be predicted at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

A103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Prudential Annuities Life Assurance Corporation
and the Contract Owners of Prudential Annuities Life Assurance Corporation Variable Account B

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of the Prudential Annuities Life Assurance Corporation Variable Account B as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

AST Goldman Sachs Large-Cap Value Portfolio (2)	ProFund VP NASDAQ-100 (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	ProFund VP Semiconductor (1)
AST Government Money Market Portfolio (1)	ProFund VP Small-Cap Growth (1)
AST Cohen & Steers Realty Portfolio (1)	ProFund VP Short Mid-Cap (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	ProFund VP Short NASDAQ-100 (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	ProFund VP Short Small-Cap (1)
AST High Yield Portfolio (1)	ProFund VP Small-Cap Value (1)
AST Small-Cap Growth Opportunities Portfolio (1)	ProFund VP Technology (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	ProFund VP Telecommunications (1)
AST Small-Cap Value Portfolio (1)	ProFund VP UltraMid-Cap (1)
AST Mid-Cap Growth Portfolio (1)	ProFund VP UltraNASDAQ-100 (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	ProFund VP UltraSmall-Cap (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	ProFund VP Utilities (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	ProFund VP Large-Cap Growth (1)
AST MFS Growth Portfolio (1)	ProFund VP Large-Cap Value (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	Rydex VT Nova Fund (1)
AST Small-Cap Growth Portfolio (1)	Rydex VT NASDAQ-100® Fund (1)
AST BlackRock Low Duration Bond Portfolio (1)	Rydex VT Inverse S&P 500® Strategy Fund (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	Invesco V.I. Health Care Fund (Series I) (1)
AST QMA US Equity Alpha Portfolio (1)	Invesco V.I. Technology Fund (Series I) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Wells Fargo VT Index Asset Allocation Fund (Class 2) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	Wells Fargo VT International Equity Fund (Class 2) (1)
AST International Value Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 2) (1)
AST MFS Global Equity Portfolio (1)	AST Fidelity Institutional AM℠ Quantitative Portfolio (1)

A104

AST J.P. Morgan International Equity Portfolio (1)	AST Prudential Growth Allocation Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST Advanced Strategies Portfolio (1)
AST International Growth Portfolio (1)	AST Investment Grade Bond Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Bond Portfolio 2019 (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST Cohen & Steers Global Realty Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Parametric Emerging Markets Equity Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Bond Portfolio 2020 (1)
AST Preservation Asset Allocation Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (1)
AST AllianzGI World Trends Portfolio (1)	AST Bond Portfolio 2021 (1)
AST J.P. Morgan Global Thematic Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 2) (1)
AST Goldman Sachs Multi-Asset Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
AST Western Asset Core Plus Bond Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
Davis Value Portfolio (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Columbia Variable Portfolio - Asset Allocation Fund (Class 1) (1)	AST Bond Portfolio 2022 (1)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (1)	AST Quantitative Modeling Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST BlackRock Global Strategies Portfolio (1)
ProFund VP Asia 30 (1)	Invesco V.I. Diversified Dividend Fund (Series I) (1)
ProFund VP Banks (1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)
ProFund VP Bear (1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
ProFund VP Biotechnology (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
ProFund VP Basic Materials (1)	Wells Fargo VT Opportunity Fund (Class 2) (1)
ProFund VP UltraBull (1)	AST Prudential Core Bond Portfolio (1)
ProFund VP Bull (1)	AST Bond Portfolio 2023 (1)
ProFund VP Consumer Services (1)	AST MFS Growth Allocation Portfolio (1)
ProFund VP Consumer Goods (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
ProFund VP Oil & Gas (1)	AST MFS Large-Cap Value Portfolio (1)
ProFund VP Europe 30 (1)	Invesco V.I. Mid Cap Growth Fund (Series I) (1)
ProFund VP Financials (1)	AST Bond Portfolio 2024 (1)
ProFund VP U.S. Government Plus (1)	AST AQR Emerging Markets Equity Portfolio (1)
ProFund VP Health Care (1)	AST ClearBridge Dividend Growth Portfolio (1)
Access VP High Yield Fund (1)	Columbia Variable Portfolio - Government Money Market Fund (Class 1) (1)
ProFund VP Industrials (1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) (1)
ProFund VP Internet (1)	AST AQR Large-Cap Portfolio (1)
ProFund VP Japan (1)	AST QMA Large-Cap Portfolio (1)
ProFund VP Precious Metals (1)	AST Bond Portfolio 2025 (1)
ProFund VP Mid-Cap Growth (1)	AST Bond Portfolio 2026 (1)
ProFund VP Mid-Cap Value (1)	AST Bond Portfolio 2027 (1)
ProFund VP Pharmaceuticals (1)	NVIT Emerging Markets Fund (Class D) (1)

A105

ProFund VP Real Estate (1)	AST Bond Portfolio 2028 (1)
ProFund VP Rising Rates Opportunity (1)	AST Bond Portfolio 2029 (1)
AST Bond Portfolio 2030 (1)
(1) Statement of net assets as of December 31, 2019, statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018
(2) Statement of net assets as of April 26, 2019 (date of merger), statement of operations for the period January 1, 2019 to April 26, 2019 and statement of changes in net assets for the period January 1, 2019 to April 26, 2019 and for the year ended December 31, 2018

Basis for Opinions

These financial statements are the responsibility of the Prudential Annuities Life Assurance Corporation management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 10, 2020

We have served as the auditor of one or more of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B since 2003.

A106

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Prudential Annuities Life Assurance Corporation (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2019, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2019.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 5, 2020

Prudential Annuities Life Assurance Corporation

Statements of Financial Position
As of December 31, 2019 and 2018 (in thousands, except share amounts)

	December 31, 2019	December 31, 2018
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost, 2019: $12,465,746; 2018: $10,186,465)	$13,202,365	$9,771,673
Fixed maturities, trading, at fair value (amortized cost, 2019: $349,428; 2018: $294,549)	383,198	289,752
Equity securities, at fair value (cost, 2019: $63,647; 2018: $18,765)	67,503	20,613
Commercial mortgage and other loans	1,471,522	1,353,478
Policy loans	12,366	12,805
Short-term investments	335,358	37,568
Other invested assets (includes $10,492 and $50,945 measured at fair value at December 31, 2019 and 2018, respectively)	474,013	348,541
Total investments	15,946,325	11,834,430
Cash and cash equivalents	2,795,163	4,503,534
Deferred policy acquisition costs	4,455,683	4,447,505
Accrued investment income	102,724	90,895
Reinsurance recoverables	621,510	572,102
Income taxes	1,202,714	964,521
Value of business acquired	30,025	33,222
Deferred sales inducements	812,724	889,598
Receivables from parent and affiliates	62,765	46,381
Other assets	139,933	85,310
Separate account assets	32,665,431	31,210,346
TOTAL ASSETS	$58,834,997	$54,677,844
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$12,932,461	$9,368,986
Policyholders’ account balances	6,180,359	5,353,596
Payables to parent and affiliates	185,156	30,846
Cash collateral for loaned securities	0	384
Short-term debt	242,094	140,569
Long-term debt	419,418	787,596
Reinsurance payables	235,318	232,937
Other liabilities	447,405	811,016
Separate account liabilities	32,665,431	31,210,346
Total liabilities	53,307,642	47,936,276
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 15)
EQUITY
Common stock, $100 par value; 25,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid-in capital	5,142,936	6,120,436
Retained earnings / (accumulated deficit)	(46,693)	943,005
Accumulated other comprehensive income (loss)	428,612	(324,373)
Total equity	5,527,355	6,741,568
TOTAL LIABILITIES AND EQUITY	$58,834,997	$54,677,844

See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Operations and Comprehensive Income
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	2019	2018	2017
REVENUES
Premiums	$59,550	$67,265	$63,573
Policy charges and fee income	2,081,046	2,171,278	2,209,579
Net investment income	551,548	402,808	422,809
Asset administration fees and other income	440,483	389,156	413,375
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(3,658)	(6,813)	(8,576)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	(168)	0	(546)
Other realized investment gains (losses), net	(2,677,494)	890,886	(796,278)
Total realized investment gains (losses), net	(2,681,320)	884,073	(805,400)
TOTAL REVENUES	451,307	3,914,580	2,303,936
BENEFITS AND EXPENSES
Policyholders’ benefits	143,925	187,088	114,068
Interest credited to policyholders’ account balances	161,209	249,175	30,280
Amortization of deferred policy acquisition costs	272,853	589,795	(13,946)
Commission expense	889,593	862,338	861,303
General, administrative and other expenses	264,155	181,964	194,636
TOTAL BENEFITS AND EXPENSES	1,731,735	2,070,360	1,186,341
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(1,280,428)	1,844,220	1,117,595
Income tax expense (benefit)	(291,101)	161,504	1,201,099
NET INCOME (LOSS)	$(989,327)	$1,682,716	$(83,504)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	182	(1,354)	109
Net unrealized investment gains (losses)	953,250	(248,688)	323,359
Total	953,432	(250,042)	323,468
Less: Income tax expense (benefit) related to other comprehensive income (loss)	200,447	(52,510)	98,644
Other comprehensive income (loss), net of taxes	752,985	(197,532)	224,824
Comprehensive income (loss)	$(236,342)	$1,485,184	$141,320

See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Equity
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income (loss)	Total Equity
Balance, December 31, 2016	$2,500	$8,095,436	$(693,258)	$(314,948)	$7,089,730
Contributed capital
Return of capital		(950,000)			(950,000)
Comprehensive income:
Net income (loss)			(83,504)		(83,504)
Other comprehensive income (loss), net of tax				224,824	224,824
Total comprehensive income (loss)					141,320
Balance, December 31, 2017	2,500	7,145,436	(776,762)	(90,124)	6,281,050
Cumulative effect of adoption of ASU 2016-01			337	(3)	334
Cumulative effect of adoption of ASU 2018-02			36,714	(36,714)	0
Contributed capital
Return of capital		(1,025,000)			(1,025,000)
Comprehensive income:
Net income (loss)			1,682,716		1,682,716
Other comprehensive income (loss), net of tax				(197,532)	(197,532)
Total comprehensive income (loss)					1,485,184
Balance, December 31, 2018	2,500	6,120,436	943,005	(324,373)	6,741,568
Cumulative effect of adoption of accounting changes (1)			(371)	0	(371)
Contributed capital
Return of capital		(977,500)			(977,500)
Comprehensive income:
Net income (loss)			(989,327)		(989,327)
Other comprehensive income (loss), net of tax				752,985	752,985
Total comprehensive income (loss)					(236,342)
Balance, December 31, 2019	$2,500	$5,142,936	$(46,693)	$428,612	$5,527,355
(1) Includes the impact from the adoption of ASUs 2017-08 and 2017-12. See Note 2.
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Cash Flows
Years Ended December 31, 2019, 2018 and 2017 (in thousands)

	2019	2018	2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$(989,327)	$1,682,716	$(83,504)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(813)	(2,686)	(766)
Realized investment (gains) losses, net	2,681,320	(884,073)	805,400
Depreciation and amortization	865	7,905	32,812
Interest credited to policyholders’ account balances	161,209	249,175	30,280
Change in:
Future policy benefits	1,110,089	1,095,204	982,792
Accrued investment income	(11,829)	(2,564)	(2,327)
Net receivables from/payables to parent and affiliates	1,463	(3,163)	4,165
Deferred sales inducements	(790)	(2,885)	(1,551)
Deferred policy acquisition costs	(139,774)	216,799	(291,532)
Income taxes	(438,541)	204,634	763,227
Reinsurance recoverables, net	(3,524)	(33,703)	2,708
Derivatives, net	(193,119)	131,874	(1,364,754)
Other, net (1)	38,037	167,939	91,600
Cash flows from (used in) operating activities	2,215,266	2,827,172	968,550
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	852,596	2,534,470	1,145,369
Fixed maturities, trading	149	99,656	1,739
Equity securities	8,807	7,896	3,306
Commercial mortgage and other loans	265,657	143,331	198,584
Policy loans	1,439	675	1,276
Other invested assets	27,065	29,103	72,667
Short-term investments	1,109,061	984,409	1,949,758
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(3,538,800)	(2,230,936)	(1,528,065)
Fixed maturities, trading	(54,862)	(231,316)	(15,964)
Equity securities	(52,244)	(14,221)	(3,048)
Commercial mortgage and other loans	(382,407)	(125,007)	(348,520)
Policy loans	(295)	(187)	(366)
Other invested assets	(169,863)	(167,930)	(7,668)
Short-term investments	(1,406,312)	(311,277)	(1,713,877)
Notes receivable from parent and affiliates, net	(15,442)	3,518	2,717
Derivatives, net	(18,334)	1,073	4,948
Other, net	0	(69)	254
Cash flows from (used in) investing activities	(3,373,785)	723,188	(236,890)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	4,012,627	3,150,952	2,623,534
Ceded policyholders’ account deposits	(16,068)	(47,449)	(24,191)
Policyholders’ account withdrawals	(3,320,216)	(2,727,850)	(2,589,770)
Ceded policyholders' account withdrawals	35,566	30,341	24,111
Cash collateral for loaned securities	(384)	(16,999)	(5,967)
Repayments of debt (maturities longer than 90 days)	(274,569)	(43,734)	0

Prudential Annuities Life Assurance Corporation

Net increase/(decrease) in short-term borrowing	7,916	0	(28,101)
Drafts outstanding	(7,503)	(7,026)	10,624
Distribution to parent	(977,500)	(1,025,000)	(950,000)
Other, net	(9,721)	0	0
Cash flows from (used in) financing activities	(549,852)	(686,765)	(939,760)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,708,371)	2,863,595	(208,100)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	4,503,534	1,639,939	1,848,039
CASH AND CASH EQUIVALENTS, END OF YEAR	$2,795,163	$4,503,534	$1,639,939
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$147,441	$(43,130)	$437,872
Interest paid	$26,719	$33,901	$34,217

(1)	Prior period amounts have been reclassified to conform to current period presentation.
Significant Non-Cash Transactions
There were no significant non-cash transactions for the years ended December 31, 2019, 2018 and 2017.

See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
1.    BUSINESS AND BASIS OF PRESENTATION
Prudential Annuities Life Assurance Corporation (the “Company” or “PALAC”), with its principal offices in Shelton, Connecticut, is a wholly-owned subsidiary of Prudential Annuities, Inc. (“PAI”), which in turn is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation.
The Company has developed long-term savings and retirement products, which are distributed through its affiliated broker-dealer company, Prudential Annuities Distributors, Inc. (“PAD”), and third-party distribution networks. The Company issued variable and fixed deferred and immediate annuities for individuals and groups in the United States of America and Puerto Rico. In addition, the Company has a relatively small in force block of variable life insurance policies. The Company stopped actively selling products by March 2010; However, the Company continues to accept additional customer deposits on certain in force contracts, subject to applicable contract provisions and administrative rules.
The Company surrendered its New York license effective December 31, 2015, and reinsured the majority of its New York business to an affiliate, The Prudential Insurance Company of America (“Prudential Insurance”). The license surrender relieves the Company of the requirement to hold New York statutory reserves on its business in excess of the statutory reserves required by its domiciliary regulator, the Arizona Department of Insurance ("AZDOI"). For the small portion of New York business retained by the Company, a custodial account has been established to hold collateral assets in an amount equal to a percentage of the reserves associated with such business, as calculated in accordance with PALAC's New York Regulation 109 Plan approved by the New York Department of Financial Services.
The Company resumed offering annuity products to new investors (except in New York) in 2018.
The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to its affiliated companies, Pruco Reinsurance, Ltd. ("Pruco Re") and Prudential Insurance. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life Insurance Company ("Pruco Life"), excluding the Pruco Life Insurance Company of New Jersey ("PLNJ") business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. This reinsurance agreement covers new and in force business and excludes business reinsured externally. The product risks related to the reinsured business are being managed in the Company. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within the Company.
Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; fair value of embedded derivative instruments associated with the index-linked features of certain fixed annuity products; value of business acquired ("VOBA") and its amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, VOBA, DSI, future policy benefits, policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income (loss) ("OCI"). For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Asset administration fees and other income”, and interest and dividend income from these investments is reported in “Net investment income”.
Equity securities, at fair value is comprised of common stock and mutual fund shares, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Asset administration fees and other income”, and dividend income is reported in “Net investment income” on the ex-dividend date.
Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available-for-sale” are reported in net income within “Asset administration fees and other income” in the Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available-for-sale” were reported in AOCI. The impact of this standard resulted in an increase to retained earnings of $337 thousand, a reduction to AOCI of $3 thousand, and an increase to equity of $334 thousand upon adoption on January 1, 2018.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in "Net investment income".
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Other invested assets consist of the Company’s non-coupon investments in limited partnerships and limited liability companies ("LPs/LLCs") (other than operating joint ventures), derivative assets and other investments. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Asset administration fees and other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income.” The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Asset administration fees and other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an OTTI is recognized.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in OCI. Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flows on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, VOBA, DSI, certain future policy benefits and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value", and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below). The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents. These assets are generally carried at fair value or amortized cost which approximates fair value.
Deferred policy acquisition costs are directly related to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC", net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

DAC related to fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of variable annuity contracts, and index-linked crediting features of fixed indexed annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities, are also included. The Company is an indirect subsidiary of Prudential Financial, a United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 10. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. For internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 10.
Income taxes asset primarily represents the net deferred tax asset and the Company’s estimated taxes receivable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members record tax benefits to the extent tax losses or tax credits are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax return but have not yet been recognized in the Company’s financial statements.
Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 11 for a discussion of factors considered when evaluating the need for a valuation allowance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a 'measurement period' not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 11 for a discussion of provisional amounts related to The United States Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 11 for additional information regarding income taxes.
Effective January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss), which allowed a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017. The Company elected to apply the ASU subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by decreasing AOCI and increasing retained earnings, each by $36.7 million upon adoption on January 1, 2018. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).
VOBA represents identifiable intangible assets to which a portion of the purchase price in a business acquisition is attributed under the application of purchase accounting. VOBA represents an adjustment to the stated value of in force insurance contract liabilities to present them at fair value, determined as of the acquisition date. VOBA balances are subject to recoverability testing, in the manner in which it was acquired. The Company has established a VOBA asset primarily for its acquisition of American Skandia Life Assurance Corporation. The Company amortizes VOBA over the anticipated life of the acquired contracts using the same methodology and assumptions used to amortize DAC. The Company records amortization of VOBA in “General, administrative, and other expenses.” See Note 7 for additional information regarding VOBA.
Deferred sales inducements represent various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the expected life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducement balances are subject to periodic recoverability testing. The Company records amortization of DSI in “Interest credited to policyholders’ account balances.” DSI for applicable products is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 9 for additional information regarding sales inducements.
Other assets consist primarily of accruals for asset administration fees, deferred loss on reinsurance with an affiliate and receivables resulting from sales of securities that had not yet settled at the balance sheet date.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Separate account assets represent segregated funds that are invested for certain contractholders. The contractholder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contractholder, except to the extent of minimum guarantees by the Company, which are not separate account liabilities. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees and other income”. See Note 9 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
LIABILITIES
Future policy benefits liability is primarily comprised of liabilities for guarantee benefits related to certain long-duration life and annuity contracts, which are discussed more fully in Note 9. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on the Company’s variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by recognizing a premium deficiency. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. If a premium deficiency is recognized, the assumptions without a provision for the risk of adverse deviation as of the premium deficiency test date are locked-in and used in subsequent valuations. The net reserves continue to be subject to premium deficiency testing. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 8 for additional information regarding future policy benefits.
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities. See Note 8 for additional information regarding policyholders’ account balances.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are primarily used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”.
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party and receives cash as collateral. For securities repurchase agreements, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 14 for additional information regarding short-term and long-term debt.
Reinsurance payables include corresponding payables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 10.
Other liabilities consist primarily of accrued expenses, technical overdrafts, deferred gain on reinsurance, and payables resulting from purchases of securities that had not yet settled at the balance sheet date. Other liabilities may also include derivative instruments for which fair values are determined as described below under “Derivative Financial Instruments”.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Liabilities for the variable investment options on annuity contracts represent the account value of the contracts and are included in “Separate account liabilities”.
Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Liabilities for variable immediate annuity contracts represent the account value of the contracts and are included in “Separate account liabilities”.
Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Reserves for contracts without life contingencies are included in “Policyholders’ account balances” while reserves for contracts with life contingencies are included in “Future policy benefits.” Assumed interest rates ranged from 0.0% to 8.3% at December 31, 2019 and 2018.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Liabilities for variable life insurance contracts represent the account value of the contracts and are included in “Separate account liabilities”.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 9. The Company also provides contracts with certain optional living benefits which are considered embedded derivatives. See Note 5 for information regarding the valuation of these embedded derivatives and Note 9 for additional information regarding these contracts.
Amounts received as payment for variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investments in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC, DSI and VOBA.
Policyholders’ account balances also include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain fixed annuity products. For additional information regarding the valuation of these embedded derivatives, see Note 5.
Asset administration fees and other income principally includes asset-based asset management fees, which are recognized in the period in which the services are performed. This financial statement line also includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value”, and “Other invested assets” that are measured at fair value.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties, while others are bilateral contracts between two counterparties. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other invested assets,” or as liabilities, within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” The component of AOCI related to discontinued cash flow hedges is reclassified to the Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net.” Gains and losses that were in AOCI pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value" or "Equity securities, at fair value".
The Company sold variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to affiliates, Pruco Re and Prudential Insurance through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity optional living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. See Note 1 and 10 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables,” respectively. Changes in the fair value are determined using valuation models as described in Note 5, and are recorded in “Realized investment gains (losses), net.”
RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASUs") to the FASB Accounting Standards Codification ("ASC"). The Company considers the applicability and impact of all ASUs. ASUs listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of December 31, 2019 and as of the date of this filing. ASUs not listed below were assessed and determined to be either not applicable or not material.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

ASU adopted during the year ended December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.	January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Financial Statements and Notes to the Financial Statements. The impact of the cumulative-effect adjustment to retained earnings was immaterial.

ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities
This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting. The ASU eliminates separate measurement and recording of hedge ineffectiveness. It requires entities to present the earnings effect of the hedging instrument in the same income statement line item in which the hedged item is reported and also requires expanded disclosures.
January 1, 2019 using the modified retrospective method which included cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
Adoption of the ASU did not have a significant impact on the Financial Statements and Notes to the Financial Statements. The impact of the cumulative-effect adjustment to retained earnings and AOCI related to ineffectiveness of the hedge instruments outstanding at the date of the adoption was immaterial. See Note 4 for additional required disclosures.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

ASU issued but not yet adopted as of December 31, 2019 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements. In October 2019, the FASB issued ASU 2019-09, Financial Services - Insurance (Topic 944): Effective Date to affirm its decision to defer the effective date of ASU 2018-12 to January 1, 2022 (with early adoption permitted), representing a one year extension from the original effective date of January 1, 2021. This ASU will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other less significant changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its liability for future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value, and record market risk benefit assets and liabilities separately on the Statements of Financial Position. Changes in fair value of market risk benefits are recorded in net income, except for the portion of the change that is attributable to changes in an entity’s non-performance risk ("NPR"), which is recognized in OCI.

An entity shall adopt the guidance for market risk benefits using the retrospective transition method, which includes a cumulative-effect adjustment on the balance sheet as of the earliest period presented. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the market risk benefits upon adoption.

Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., Guaranteed Minimum Death Benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

Other ASUs issued but not yet adopted as of December 31, 2019

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current OTTI standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASC 310-30 and for debt securities for which an OTTI was recognized prior to the date of adoption. Early adoption was permitted beginning January 1, 2019.

Adoption of this guidance will result in 1) the recognition of an allowance for credit losses based on the current expected credit loss model on financial assets carried at amortized cost and certain off-balance sheet credit exposures; and 2) related adjustments to retained earnings. We expect the cumulative impact of the adoption to retained earnings, primarily attributable to the reserves for commercial mortgage and other loans, to be immaterial.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

3.    INVESTMENTS

Fixed Maturity Securities

The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$6,667,347	$491,943	$39,466	$7,119,824	$0
Obligations of U.S. states and their political subdivisions	252,304	7,814	436	259,682	0
Foreign government bonds	203,386	19,518	20	222,884	0
U.S. public corporate securities	1,615,060	126,947	1,331	1,740,676	0
U.S. private corporate securities	1,159,962	50,720	3,343	1,207,339	0
Foreign public corporate securities	321,111	16,989	113	337,987	0
Foreign private corporate securities	1,171,411	50,069	7,995	1,213,485	0
Asset-backed securities(1)	443,767	3,405	2,734	444,438	(20)
Commercial mortgage-backed securities	557,584	20,941	236	578,289	0
Residential mortgage-backed securities(2)	73,814	3,960	13	77,761	0
Total fixed maturities, available-for-sale	$12,465,746	$792,306	$55,687	$13,202,365	$(20)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, equipment leases and education loans.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $14.3 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$5,240,519	$20,065	$376,493	$4,884,091	$0
Obligations of U.S. states and their political subdivisions	133,670	621	3,127	131,164	0
Foreign government bonds	199,044	4,748	4,156	199,636	0
U.S. public corporate securities	1,498,130	26,425	50,582	1,473,973	0
U.S. private corporate securities	1,070,400	15,430	22,877	1,062,953	0
Foreign public corporate securities	296,029	1,888	6,831	291,086	0
Foreign private corporate securities	829,588	10,415	27,771	812,232	0
Asset-backed securities(1)	505,862	3,147	3,765	505,244	(16)
Commercial mortgage-backed securities	364,601	2,770	5,491	361,880	0
Residential mortgage-backed securities(2)	48,622	1,290	498	49,414	0
Total fixed maturities, available-for-sale	$10,186,465	$86,799	$501,591	$9,771,673	$(16)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, equipment leases, education loans and other asset types.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $3.3 million of net unrealized losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2019
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$1,336,007	$39,456	$5,855	$10	$1,341,862	$39,466
Obligations of U.S. states and their political subdivisions	97,752	436	0	0	97,752	436
Foreign government bonds	804	13	132	7	936	20
U.S. public corporate securities	93,147	870	15,491	461	108,638	1,331
U.S. private corporate securities	82,709	2,111	59,797	1,232	142,506	3,343
Foreign public corporate securities	50,150	113	0	0	50,150	113
Foreign private corporate securities	97,414	1,652	91,863	6,343	189,277	7,995
Asset-backed securities	103,911	717	235,759	2,017	339,670	2,734
Commercial mortgage-backed securities	66,071	236	0	0	66,071	236
Residential mortgage-backed securities	633	12	7	1	640	13
Total fixed maturities, available-for-sale	$1,928,598	$45,616	$408,904	$10,071	$2,337,502	$55,687

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$367,796	$4,844	$3,304,663	$371,649	$3,672,459	$376,493
Obligations of U.S. states and their political subdivisions	25,764	322	83,950	2,805	109,714	3,127
Foreign government bonds	98,437	2,346	58,975	1,810	157,412	4,156
U.S. public corporate securities	627,589	28,474	386,599	22,108	1,014,188	50,582
U.S. private corporate securities	269,545	7,755	422,498	15,122	692,043	22,877
Foreign public corporate securities	97,367	2,521	107,286	4,310	204,653	6,831
Foreign private corporate securities	373,891	19,217	116,743	8,554	490,634	27,771
Asset-backed securities	358,668	3,501	24,529	264	383,197	3,765
Commercial mortgage-backed securities	45,432	355	159,638	5,136	205,070	5,491
Residential mortgage-backed securities	34	1	13,775	497	13,809	498
Total fixed maturities, available-for-sale	$2,264,523	$69,336	$4,678,656	$432,255	$6,943,179	$501,591

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

As of December 31, 2019 and 2018, the gross unrealized losses on fixed maturity securities were composed of $52.5 million and $485.7 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $3.2 million and $15.9 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2019, the $10.1 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the consumer non-cyclical, utility and consumer cyclical sectors and in asset-backed securities. As of December 31, 2018, the $432.3 million of gross unrealized losses of twelve months or more were concentrated in U.S. government bonds and in the Company’s corporate securities within the finance, consumer non-cyclical and capital goods sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2019 or 2018. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2019, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.
The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2019
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$90,826	$91,258
Due after one year through five years	1,116,306	1,149,228
Due after five years through ten years	1,762,440	1,862,864
Due after ten years	8,421,009	8,998,527
Asset-backed securities	443,767	444,438
Commercial mortgage-backed securities	557,584	578,289
Residential mortgage-backed securities	73,814	77,761
Total fixed maturities, available-for-sale	$12,465,746	$13,202,365

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.

The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$384,592	$2,126,886	$517,743
Proceeds from maturities/prepayments	468,004	404,679	630,140
Gross investment gains from sales and maturities	3,259	21,129	8,992
Gross investment losses from sales and maturities	(3,364)	(98,047)	(3,047)
OTTI recognized in earnings(2)	(3,826)	(6,813)	(9,122)

(1)	Includes $0.0 million, $(2.9) million and $2.5 million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2019	2018
	(in thousands)
Credit loss impairments:
Balance in OCI, beginning of period	$(209)	$792
New credit loss impairments	1,343	0
Increases due to the passage of time on previously recorded credit losses	10	3
Reductions for securities which matured, paid down, prepaid or were sold during the period	223	(40)
Reductions for securities impaired to fair value during the period	(1,351)	(963)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(2)	(1)
Balance in OCI, end of period	$14	$(209)

Equity Securities

The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Asset administration fees and other income (loss),” was $2.0 million and $(1.9) million during the years ended December 31, 2019 and 2018, respectively. The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other comprehensive income (loss),” was $0.4 million during the year ended December 31, 2017.

Commercial Mortgage and Other Loans

The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2019		December 31, 2018
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$272,150	18.5%	$304,644	22.4%
Hospitality	16,819	1.1	3,633	0.3
Industrial	464,528	31.5	355,758	26.2
Office	372,823	25.3	305,537	22.5
Other	156,768	10.6	137,781	10.2
Retail	131,051	8.9	194,646	14.4
Total commercial mortgage loans	1,414,139	95.9	1,301,999	96.0
Agricultural property loans	60,046	4.1	54,375	4.0
Total commercial mortgage and agricultural property loans by property type	1,474,185	100.0%	1,356,374	100.0%
Allowance for credit losses	(2,663)		(2,896)
Total commercial mortgage and other loans	$1,471,522		$1,353,478

As of December 31, 2019, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in California (27%), Texas (13%) and New York (7%)) and included loans secured by properties in Europe (16%) and Australia (4%).

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2016	$2,267	$22	$2,289
Addition to (release of) allowance for credit losses	349	12	361
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	2,616	34	2,650
Addition to (release of) allowance for credit losses	245	1	246
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	2,861	35	2,896
Addition to (release of) allowance for credit losses	(239)	6	(233)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2019	$2,622	$41	$2,663

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2019
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,622	41	2,663
Total ending balance(1)	$2,622	$41	$2,663
Recorded investment(2):
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,414,139	60,046	1,474,185
Total ending balance(1)	$1,414,139	$60,046	$1,474,185

(1)	As of December 31, 2019, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,861	35	2,896
Total ending balance(1)	$2,861	$35	$2,896
Recorded investment(2):
Individually evaluated for impairment	$0	$3,439	$3,439
Collectively evaluated for impairment	1,301,999	50,936	1,352,935
Total ending balance(1)	$1,301,999	$54,375	$1,356,374

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2019
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$715,654	$6,641	$3,609	$725,904
60%-69.99%	499,493	14,078	0	513,571
70%-79.99%	203,158	30,555	0	233,713
80% or greater	0	997	0	997
Total commercial mortgage and agricultural property loans	$1,418,305	$52,271	$3,609	$1,474,185

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$709,342	$14,814	$345	$724,501
60%-69.99%	442,308	23,260	0	465,568
70%-79.99%	156,049	7,236	0	163,285
80% or greater	2,000	1,020	0	3,020
Total commercial mortgage and agricultural property loans	$1,309,699	$46,330	$345	$1,356,374

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2019
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,414,139	$0	$0	$0	$1,414,139	$0
Agricultural property loans	60,046	0	0	0	60,046	0
Total	$1,474,185	$0	$0	$0	$1,474,185	$0

(1)	As of December 31, 2019, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,301,999	$0	$0	$0	$1,301,999	$0
Agricultural property loans	54,375	0	0	0	54,375	0
Total	$1,356,374	$0	$0	$0	$1,356,374	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

For the years ended December 31, 2019 and 2018, there were no commercial mortgage and other loans acquired, other than those through direct origination, and there were $206 million and $96 million, respectively, of commercial mortgage and other loans sold.

Other Invested Assets

The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2019	2018
	(in thousands)
LPs/LLCs:
Equity method:
Private equity	$23,414	$23,844
Hedge funds	273,615	179,014
Real estate-related	166,492	94,738
Subtotal equity method	463,521	297,596
Fair value:
Private equity	4,115	4,142
Hedge funds	194	263
Real estate-related	6,181	3,562
Subtotal fair value	10,490	7,967
Total LPs/LLCs	474,011	305,563
Derivative instruments	2	42,978
Total other invested assets	$474,013	$348,541

As of both December 31, 2019 and 2018, the Company had no significant equity method investments.

Net Investment Income

The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities, available-for-sale	$389,165	$317,726	$332,148
Fixed maturities, trading	10,080	5,184	4,360
Equity securities, at fair value	568	678	567
Commercial mortgage and other loans	51,628	51,040	48,598
Policy loans	630	737	1,069
Short-term investments and cash equivalents	85,084	28,645	31,505
Other invested assets	34,422	13,733	20,626
Gross investment income	571,577	417,743	438,873
Less: investment expenses	(20,029)	(14,935)	(16,064)
Net investment income	$551,548	$402,808	$422,809

The carrying value of non-income producing assets included $4.1 million in available-for-sale fixed maturities as of December 31, 2019. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2019.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Realized Investment Gains (Losses), Net

The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
	(in thousands)
Fixed maturities(1)	$(3,931)	$(83,731)	$(3,177)
Commercial mortgage and other loans	(753)	128	(840)
LPs/LLCs	0	0	(39)
Derivatives	(2,677,559)	967,503	(801,429)
Other invested assets	164	123	0
Short-term investments and cash equivalents	759	50	85
Realized investment gains (losses), net	$(2,681,320)	$884,073	$(805,400)

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

Net Unrealized Gains (Losses) on Investments within AOCI

The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2019	2018	2017
	(in thousands)
Fixed maturity securities, available-for-sale — with OTTI	$14,309	$(3,334)	$12,311
Fixed maturity securities, available-for-sale — all other	722,310	(411,458)	(46,791)
Equity securities, available-for-sale(1)	0	0	4
Derivatives designated as cash flow hedges(2)	(287)	(3,849)	(25,851)
Affiliated notes	598	658	829
Other investments	0	1,074	86
Net unrealized gains (losses) on investments	$736,930	$(416,909)	$(59,412)

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Asset administration fees and other income (loss).”

(2)	For more information on cash flow hedges, see Note 4.

Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2019 and 2018, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2019			December 31, 2018
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
Foreign government bonds	$0	$0	$0	$0	$0	$0
U.S. public corporate securities	0	0	0	384	0	384
Total cash collateral for loaned securities(1)	$0	$0	$0	$384	$0	$384

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2019	2018
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$0	$365
Total securities pledged	$0	$365
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$0	$384
Total liabilities supported by the pledged collateral	$0	$384

In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2019 and 2018, there was $302 million and $675 million, respectively, of such collateral.

As of December 31, 2019 and 2018, there were available-for-sale fixed maturities of $10.7 million and $8.4 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.
4.    DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps, options and futures are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
The Company also uses interest rate swaptions, caps and floors to manage interest rate risk. A swaption is an option to enter into a swap with a forward starting effective date. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. In an interest rate cap, the buyer receives payments at the end of each period in which the interest rate exceeds the agreed strike price. Similarly, in an interest rate floor, the buyer receives payments at the end of each period in which the interest rate is below the agreed strike price. Swaptions, caps and floors are included in interest rate options.
In standardized exchange-traded interest rate futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values of underlying referenced investments. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Equity Contracts
Equity options, total return swaps, and futures are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and London Inter-Bank Offered Rate ("LIBOR") plus an associated funding spread based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

In standardized exchange-traded equity futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values underlying referenced equity indices. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced name (or an index's referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities and fixed indexed annuities) which may include features that are accounted for as embedded derivatives. Effective April 1, 2016, the Company assumed variable annuities living benefit guarantees from Pruco Life, excluding PLNJ business. See Note 1 for additional information on the change to the reinsurance agreements.
Additionally, the Company reinsured the majority of its New York business to an affiliate, Prudential Insurance, as a result of surrendering its New York license, effective December 31, 2015. See Note 1 for additional information on these reinsurance agreements.
These embedded derivatives and certain elements of the associated reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.
Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements and cash collateral.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2019			December 31, 2018
Primary Underlying Risk/Instrument Type	Gross Notional	Fair Value		Gross Notional	Fair Value
		Assets	Liabilities		Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$1,172,899	$39,019	$(26,511)	$768,075	$33,348	$(21,794)
Total Derivatives Designated as Hedge Accounting Instruments	$1,172,899	$39,019	$(26,511)	$768,075	$33,348	$(21,794)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Futures	$3,857,700	$638	$(5,872)	$908,100	$4,380	$(664)
Interest Rate Swaps	88,557,425	6,598,625	(1,997,944)	82,172,825	3,344,033	(1,395,270)
Interest Rate Options	12,583,000	283,386	(172,085)	19,255,000	139,765	(245,523)
Interest Rate Forwards	959,772	24,487	(4,185)	1,713,947	56,562	(1,976)
Foreign Currency
Foreign Currency Forwards	16,683	0	(394)	19,467	287	(27)
Currency/Interest Rate
Foreign Currency Swaps	234,767	11,482	(663)	231,245	11,659	(2,850)
Equity
Equity Futures	1,191,237	0	(2,638)	860,718	0	(6,629)
Total Return Swaps	16,314,165	36,692	(573,957)	14,456,836	986,130	(53,235)
Equity Options	12,866,043	329,722	(422,700)	26,861,807	271,630	(412,821)
Total Derivatives Not Qualifying as Hedge Accounting Instruments	$136,580,792	$7,285,032	$(3,180,438)	$146,479,945	$4,814,446	$(2,118,995)
Total Derivatives (1)(2)	$137,753,691	$7,324,051	$(3,206,949)	$147,248,020	$4,847,794	$(2,140,789)

(1)
Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $11,823 million and $8,332 million as of December 31, 2019 and 2018, respectively included in “Future policy benefits” and $197 million and $42 million as of December 31, 2019 and 2018, respectively included in “Policyholders’ account balances". Other assets included $8 million and $0 million as of December 31, 2019 and 2018, respectively. The fair value of the related reinsurance, included in "Reinsurance recoverables" and/or "Reinsurance payables" was an asset of $350 million and $240 million as of December 31, 2019 and 2018, respectively.

(2)	Recorded in “Other invested assets”, “Other liabilities”, and "Payables to parent and affiliates" on the Statements of Financial Position.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Statements of Financial Position.

	December 31, 2019
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$7,324,051	$(7,324,049)	$2	$0	$2
Securities purchased under agreements to resell	302,000	0	302,000	(302,000)	0
Total Assets	$7,626,051	$(7,324,049)	$302,002	$(302,000)	$2
Offsetting of Financial Liabilities:
Derivatives(1)	$3,206,949	$(3,053,132)	$153,817	$(820)	$152,997
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$3,206,949	$(3,053,132)	$153,817	$(820)	$152,997

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$4,847,794	$(4,804,816)	$42,978	$0	$42,978
Securities purchased under agreements to resell	675,000	0	675,000	(675,000)	0
Total Assets	$5,522,794	$(4,804,816)	$717,978	$(675,000)	$42,978
Offsetting of Financial Liabilities:
Derivatives(1)	$2,140,789	$(2,134,160)	$6,629	$(6,629)	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$2,140,789	$(2,134,160)	$6,629	$(6,629)	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 14. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, and equity derivatives in any of its cash flow hedge accounting relationships.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2019
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(1,257)	$12,104	$(3,793)	$3,520
Total cash flow hedges	(1,257)	12,104	(3,793)	3,520
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	3,309,573	0	0	0
Currency	(153)	0	0	0
Currency/Interest Rate	11,964	0	15	0
Credit	1,775	0	0	0
Equity	(3,730,006)	0	0	0
Embedded Derivatives	(2,269,455)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(2,676,302)	0	15	0
Total	$(2,677,559)	$12,104	$(3,778)	$3,520

	Year Ended December 31, 2018(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(845)	$8,285	$13,321	$22,002
Total cash flow hedges	(845)	8,285	13,321	22,002
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,021,687)	0	0	0
Currency	1,022	0	0	0
Currency/Interest Rate	21,888	0	91	0
Credit	0	0	0	0
Equity	995,958	0	0	0
Embedded Derivatives	971,167	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	968,348	0	91	0
Total	$967,503	$8,285	$13,412	$22,002

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2017(2)
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$3,052	$6,152	$(11,043)	$(37,596)
Total cash flow hedges	3,052	6,152	(11,043)	(37,596)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	550,797	0	0	0
Currency	(454)	0	0	0
Currency/Interest Rate	(33,225)	0	(183)	0
Credit	0	0	0	0
Equity	(2,000,297)	0	0	0
Embedded Derivatives	678,698	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(804,481)	0	(183)	0
Total	$(801,429)	$6,152	$(11,226)	$(37,596)

(1)	Net change in AOCI.

(2)	Prior period amounts have been updated to conform to current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2016	$11,745
Amount recorded in AOCI
Currency/Interest Rate	(39,434)
Total amount recorded in AOCI	(39,434)
Amount reclassified from AOCI to income
Currency/Interest Rate	1,838
Total amount reclassified from AOCI to income	1,838
Balance, December 31, 2017	$(25,851)
Amount recorded in AOCI
Currency/Interest Rate	42,763
Total amount recorded in AOCI	42,763
Amount reclassified from AOCI to income
Currency/Interest Rate	(20,761)
Total amount reclassified from AOCI to income	(20,761)
Balance, December 31, 2018	$(3,849)
Cumulative-effect adjustment from the adoption of ASU 2017-12(1)	42
Amount recorded in AOCI
Currency/Interest Rate	10,574
Total amount recorded in AOCI	10,574
Amount reclassified from AOCI to income
Currency/Interest Rate	(7,054)
Total amount reclassified from AOCI to income	(7,054)
Balance, December 31, 2019	$(287)

(1)	See Note 2 for details.

The changes in fair value of cash flow hedges are deferred in AOCI and are included in “Net unrealized investment gains (losses)” in the Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2019 values, it is estimated that a pre-tax gain of approximately $16 million is expected to be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2020.
The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.

There were no material amounts reclassified from AOCI into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Credit Derivatives
The Company has no exposure from credit derivative positions where it has written or purchased credit protection as of December 31, 2019 and 2018.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding, LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5.    FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, equity securities, and derivative contracts that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced fixed maturities, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$7,109,277	$10,547	$0	$7,119,824
Obligations of U.S. states and their political subdivisions	0	259,682	0	0	259,682
Foreign government bonds	0	222,884	0	0	222,884
U.S. corporate public securities	0	1,732,632	8,044	0	1,740,676
U.S. corporate private securities	0	1,155,464	51,875	0	1,207,339
Foreign corporate public securities	0	337,800	187	0	337,987
Foreign corporate private securities	0	1,169,324	44,161	0	1,213,485
Asset-backed securities(2)	0	425,613	18,825	0	444,438
Commercial mortgage-backed securities	0	578,289	0	0	578,289
Residential mortgage-backed securities	0	77,761	0	0	77,761
Subtotal	0	13,068,726	133,639	0	13,202,365
Fixed maturities, trading	0	378,734	4,464	0	383,198
Equity securities	5,314	46,942	5,247	0	57,503
Short-term investments	0	260,354	0	0	260,354
Cash equivalents	150,631	1,654,974	0	0	1,805,605
Other invested assets(3)	639	7,323,412	0	(7,324,049)	2
Other assets	0	0	8,059	0	8,059
Reinsurance recoverables	0	47,006	302,814	0	349,820
Receivables from parent and affiliates	0	2,573	0	0	2,573
Subtotal excluding separate account assets	156,584	22,782,721	454,223	(7,324,049)	16,069,479
Separate account assets(4)	0	32,665,431	0	0	32,665,431
Total assets	$156,584	$55,448,152	$454,223	$(7,324,049)	$48,734,910
Future policy benefits(5)	$0	$0	$11,822,998	$0	$11,822,998
Policyholders' account balances	0	0	196,892	0	196,892
Payables to parent and affiliates	0	3,198,440	0	(3,052,493)	145,947
Other liabilities	8,509	260	0	(639)	8,130
Total liabilities	$8,509	$3,198,700	$12,019,890	$(3,053,132)	$12,173,967

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting (1)	Total

	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$4,875,959	$8,132	$0	$4,884,091
Obligations of U.S. states and their political subdivisions	0	131,164	0	0	131,164
Foreign government bonds	0	199,636	0	0	199,636
U.S. corporate public securities	0	1,473,973	0	0	1,473,973
U.S. corporate private securities	0	1,008,632	54,321	0	1,062,953
Foreign corporate public securities	0	291,086	0	0	291,086
Foreign corporate private securities	0	781,101	31,131	0	812,232
Asset-backed securities(2)	0	495,908	9,336	0	505,244
Commercial mortgage-backed securities	0	361,880	0	0	361,880
Residential mortgage-backed securities	0	49,414	0	0	49,414
Subtotal	0	9,668,753	102,920	0	9,771,673
Fixed maturities, trading	0	289,752	0	0	289,752
Equity securities	4,896	12	5,705	0	10,613
Short-term investments	0	29,818	0	0	29,818
Cash equivalents	1,098,903	2,593,456	0	0	3,692,359
Other invested assets(3)	4,380	4,843,414	0	(4,804,816)	42,978
Other assets	0	0	0	0	0
Reinsurance recoverables	0	0	239,911	0	239,911
Receivables from parent and affiliates	0	37,193	0	0	37,193
Subtotal excluding separate account assets	1,108,179	17,462,398	348,536	(4,804,816)	14,114,297
Separate account assets(4)	0	31,210,346	0	0	31,210,346
Total assets	$1,108,179	$48,672,744	$348,536	$(4,804,816)	$45,324,643
Future policy benefits(5)	$0	$0	$8,332,474	$0	$8,332,474
Policyholders' account balances	0	0	42,350	0	42,350
Payables to parent and affiliates	0	2,133,496	0	(2,133,496)	0
Other liabilities	7,293	0	0	(664)	6,629
Total liabilities	$7,293	$2,133,496	$8,374,824	$(2,134,160)	$8,381,453

(1)	“Netting” amounts represent cash collateral of $4,271 million and $2,671 million as of December 31, 2019 and 2018, respectively.

(2)	Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2019 and 2018, the fair values of such investments were $10.5 million and $8.0 million, respectively.

(4)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in Statements of Financial Position.

(5)
As of December 31, 2019, the net embedded derivative liability position of $11,823 million includes $583 million of embedded derivatives in an asset position and $12,406 million of embedded derivatives in a liability position. As of December 31, 2018, the net embedded derivative liability position of $8,332 million includes $625 million of embedded derivatives in an asset position and $8,957 million of embedded derivatives in a liability position.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally developed valuation. As of December 31, 2019 and 2018, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities – Equity securities consist principally of investments in common of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets, within "Other invested assets", or as liabilities, within “Payables to parent and affiliates” or "Other liabilities", except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors, and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets – Separate account assets include mutual fixed maturity securities, treasuries, equity securities, mutual funds and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Reinsurance payables” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders' Account Balances - The liability for policyholders’ account balances is related to certain embedded derivative instruments associated with certain fixed annuity products that provide the policyholders with the index-linked interest credited over contract specified term periods. The fair values of these liabilities are determined using discounted cash flow models which include capital market assumptions such as interest rates and equity index volatility assumptions, the Company’s market-perceived NPR and actuarially determined assumptions for mortality, lapses and projected hedge costs.
As there is no observable active market for these liabilities, the fair value is determined as the present value of account balances paid to policyholders in excess of contractually guaranteed minimums using option pricing techniques for index term periods that contain deposits as of the valuation date, and the expected option budget for future index term periods, where the terms of index crediting rates have not yet been declared by the company. Premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows are also incorporated in the fair value of these liabilities. The determination of these risk premiums requires the use of management’s judgment, and hence these liabilities are reflected within Level 3 in the fair value hierarchy.
Capital market inputs, including interest rates and equity markets volatility, and actual policyholders’ account values are updated each quarter. Actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. Aside from these annual updates, assumptions are generally updated only if a material change is observed in an interim period that the Company believes is indicative of a long-term trend.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2019
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)

	(in thousands)
Assets:
Corporate securities(2)	$17,149	Discounted cash flow	Discount rate	4.79%		20%		8.66%		Decrease
		Market Comparables	EBITDA multiples(3)	6.7	X	6.7	X	6.7	X	Increase
Reinsurance recoverables	$302,814	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$11,822,998	Discounted cash flow	Lapse rate(6)	1%		18%				Decrease
			Spread over LIBOR(7)	0.10%		1.23%				Decrease
			Utilization rate(8)	43%		97%				Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%		15%				Decrease
			Equity volatility curve	13%		23%				Increase
Policyholders' account balances(5)	$196,892	Discounted cash flow	Lapse rate(6)	1%		42%				Decrease
			Spread over LIBOR(7)	0.10%		1.23%				Decrease
			Equity volatility curve	6%		25%				Increase

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value (1)

	(in thousands)
Assets:
Corporate securities(2)	$18,609	Discounted cash flow	Discount rate	7%		20%		11.30%		Decrease
		Market Comparables	EBITDA multiples(3)	6.7	X	6.7	X	6.7	X	Increase
		Liquidation	Liquidation value	41%		41%		41%		Increase
Reinsurance recoverables	$239,911	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$8,332,474	Discounted cash flow	Lapse rate(6)	1%		13%				Decrease
			Spread over LIBOR(7)	0.36%		1.60%				Decrease
			Utilization rate(8)	50%		97%				Increase
			Withdrawal rate	See table footnote (9) below.
			Mortality rate(10)	0%		15%				Decrease
			Equity volatility curve	18%		22%				Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities, available-for-sale and fixed maturities trading.

(3)
Represents multiples of earnings before interest, taxes, depreciation and amortization ("EBITDA"), and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.

(4)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(5)
Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s annuity products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(6)
Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these embedded derivatives.

(7)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements, living benefit guarantees, and index-linked interest crediting guarantees are insurance liabilities and are therefore senior to debt.

(8)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(9)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of both December 31, 2019 and 2018, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(10)
The range reflects the mortality rates for the vast majority of business with living benefits, with policyholders ranging from 45 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age, and duration. A mortality improvement assumption is also incorporated into the overall mortality table.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2019
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Government	$8,132	$0	$2,415	$0	$0	$0	$0	$0	$0	$10,547	$0
Corporate Securities(4)	85,452	(1,123)	61,563	0	0	(43,724)	0	4,655	(2,556)	104,267	(3,797)
Structured Securities(5)	9,336	502	44,273	0	0	(5,259)	0	551	(30,578)	18,825	(2)
Other assets:
Fixed maturities, trading	0	(557)	0	0	0	0	0	5,021	0	4,464	(543)
Equity securities	5,705	471	0	(929)	0	0	0	0	0	5,247	482
Other invested assets	0	0	0	0	0	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0	0	0	0	0	0
Other assets	0	441	7,618	0	0	0	0	0	0	8,059	441
Reinsurance recoverables	239,911	70,063	17,950	0	0	0	21,896	0	(47,006)	302,814	57,652
Liabilities:
Future policy benefits	(8,332,474)	(2,409,958)	0	0	(1,080,566)	0	0	0	0	(11,822,998)	(2,710,167)
Policyholders' account balances(6)	(42,350)	(32,247)	0	0	(122,295)	0	0	0	0	(196,892)	(22,699)

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2019
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(3,562)	$0	$2,690	$251	$(3,799)	$0
Other assets:
Fixed maturities, trading	0	(543)	0	(14)	0	(543)
Equity securities	0	471	0	0	0	482
Other invested assets	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Other assets	441	0	0	0	441	0
Reinsurance recoverables	70,063	0	0	0	57,652	0
Liabilities:
Future policy benefits	(2,409,958)	0	0	0	(2,710,167)	0
Policyholders' account balances	(32,247)	0	0	0	(22,699)	0

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Government	$5,237	$0	$2,895	$0	$0	$0	$0	$0	$0	$8,132	$0
Corporate Securities(4)	95,206	(10,922)	15,268	(275)	0	(22,332)	24	9,969	(1,486)	85,452	(6,627)
Structured Securities(5)	185,358	(724)	84,810	(14,236)	0	(37,672)	0	51,979	(260,179)	9,336	0
Other assets:
Fixed maturities, trading	0	0	0	0	0	0	0	0	0	0	0
Equity securities	9,758	(591)	0	(3,609)	0	0	147	0	0	5,705	(1,208)
Other invested assets	147	0	0	0	0	0	(147)	0	0	0	0
Short-term investments	87	(20)	0	0	0	(43)	(24)	0	0	0	(55)
Cash equivalents	0	13	0	0	0	(13)	0	0	0	0	0
Other assets	0	0	0	0	0	0	0	0	0	0	0
Reinsurance recoverables	244,006	(28,757)	19,061	0	0	0	5,601	0	0	239,911	(19,962)
Liabilities:
Future policy benefits	(8,151,902)	843,914	0	0	(1,024,486)	0	0	0	0	(8,332,474)	529,804
Policyholders' account balances(6)	0	6,051	0	0	(48,401)	0	0	0	0	(42,350)	6,051

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(6,693)	$0	$(5,194)	$241	$(6,627)	$0
Other assets:
Fixed maturities, trading	0	0	0	0	0	0
Equity securities	0	(591)	0	0	0	(1,208)
Other invested assets	0	0	0	0	0	0
Short-term investments	(20)	0	0	0	(55)	0
Cash equivalents	13	0	0	0	0	0
Other assets	0	0	0	0	0	0
Reinsurance recoverables	(28,757)	0	0	0	(19,962)	0
Liabilities:
Future policy benefits	843,914	0	0	0	529,804	0
Policyholders' account balances	6,051	0	0	0	6,051	0

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2017, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2017.

	Year Ended December 31, 2017
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(6,301)	$0	$(3,410)	$8,057	$(6,506)	$0
Other assets:
Fixed maturities, trading	0	0	0	0	0	0
Equity securities	0	689	351	0	0	338
Other invested assets	(7)	0	0	0	(7)	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Other assets	0	0	0	0	0	0
Reinsurance recoverables	(18,240)	0	0	0	(10,303)	0
Liabilities:
Future policy benefits	552,047	0	0	0	307,529	0
Policyholders' account balances	0	0	0	0	0	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)	Other includes reclassifications of certain assets and liabilities between reporting categories.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)	Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities.

(5)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities.

(6)	Issuances and settlements for Policyholders' account balances are presented net in the rollforward.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2019
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,512,283	$1,512,283	$1,471,522
Policy loans	0	0	12,366	12,366	12,366
Short-term investments	75,004	0	0	75,004	75,004
Cash and cash equivalents	687,558	302,000	0	989,558	989,558
Accrued investment income	0	102,724	0	102,724	102,724
Reinsurance recoverables	0	0	56,171	56,171	55,796
Receivables from parent and affiliates	0	10,192	50,587	60,779	60,192
Other assets	0	1,893	63,106	64,999	64,999
Total assets	$762,562	$416,809	$1,694,513	$2,873,884	$2,832,161
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$1,445,486	$1,445,486	$1,438,742
Cash collateral for loaned securities	0	0	0	0	0
Short-term debt	0	245,617	0	245,617	242,094
Long-term debt	0	446,105	0	446,105	419,418
Reinsurance Payables	0	0	50,035	50,035	50,035
Payables to parent and affiliates	0	39,209	0	39,209	39,209
Other liabilities	0	205,988	0	205,988	205,988
Separate account liabilities - investment contracts	0	54	0	54	54
Total liabilities	$0	$936,973	$1,495,521	$2,432,494	$2,395,540

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2018
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,339,707	$1,339,707	$1,353,478
Policy loans	0	0	12,805	12,805	12,805
Short-term investments	7,750	0	0	7,750	7,750
Cash and cash equivalents	136,175	675,000	0	811,175	811,175
Accrued investment income	0	90,895	0	90,895	90,895
Reinsurance recoverables	0	0	55,236	55,236	55,236
Receivables from parent and affiliates	0	9,188	0	9,188	9,188
Other assets	0	3,735	0	3,735	3,735
Total assets	$143,925	$778,818	$1,407,748	$2,330,491	$2,344,262
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$560,548	$560,548	$565,903
Cash collateral for loaned securities	0	384	0	384	384
Short-term debt	0	139,843	0	139,843	140,569
Long-term debt	0	791,670	0	791,670	787,596
Reinsurance payables	0	0	55,236	55,236	55,236
Payables to parent and affiliates	0	30,846	0	30,846	30,846
Other liabilities	0	554,162	0	554,162	554,162
Separate account liabilities - investment contracts	0	71	0	71	71
Total liabilities	$0	$1,516,976	$615,784	$2,132,760	$2,134,767

(1)
Carrying values presented herein differ from those in the Company’s Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
Policy loans carrying value approximates fair value.
Short-Term Investments, Cash and Cash Equivalents, Accrued Investment Income and Receivables from Parent and Affiliates
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: certain short-term investments which are not securities, are recorded at amortized cost; cash and cash equivalent instruments; and accrued investment income.
Other Assets
Other assets primarily consist of deposit assets related to a reinsurance agreement that does not transfer significant insurance risk. In addition, there are other assets that meet the definition of financial instruments, including receivables such as unsettled trades and accounts receivable.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance Recoverables and Reinsurance Payables
Reinsurance recoverables and reinsurance payables include corresponding receivables and payables associated with reinsurance arrangements between the Company and related parties. See Note 10 for additional information about the Company's reinsurance arrangements.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Debt
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short-term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
Separate Account Liabilities - Investment Contracts
Only the portion of separate account liabilities related to products that are investment contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees; therefore, carrying value approximates fair value.
6.    DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2019	2018	2017
	(in thousands)
Balance, beginning of year	$4,447,505	$4,596,565	$4,344,361
Capitalization of commissions, sales and issue expenses	412,627	372,996	277,586
Amortization-Impact of assumption and experience unlocking and true-ups	245,276	(113,534)	288,974
Amortization-All other	(518,129)	(476,261)	(275,028)
Change in unrealized investment gains and losses	(131,596)	67,739	(39,328)
Balance, end of year	$4,455,683	$4,447,505	$4,596,565

7.    VALUE OF BUSINESS ACQUIRED
The balances of and changes in VOBA as of and for the years ended December 31, are as follows:

	2019	2018	2017
	(in thousands)
Balance, beginning of year	$33,222	$35,109	$30,287
Amortization-Impact of assumption and experience unlocking and true-ups	2,093	1,485	10,035
Amortization-All other	(6,376)	(7,348)	(7,422)
Interest	1,778	1,983	2,001
Change in unrealized investment gains and losses	(692)	1,993	208
Balance, end of year	$30,025	$33,222	$35,109

The following table provides estimated future amortization, net of interest, for the periods indicated:

	2020	2021	2022	2023	2024
	(in thousands)
Estimated future VOBA amortization	$4,610	$3,976	$3,421	$2,926	$2,491

8.    POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2019	2018

	(in thousands)
Life insurance – domestic	$71	$74
Individual and group annuities and supplementary contracts(1)	1,087,060	1,021,854
Other contract liabilities(1)	11,845,330	8,347,058
Total future policy benefits	$12,932,461	$9,368,986

(1)	Includes assumed reinsurance business.

Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic life insurance policies reflect in course of settlement amounts.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 8.3%, with less than 1.0% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 1.9% to 3.3%. See Note 9 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.
Premium deficiency reserves included in “Future policy benefits” are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves have been recorded for the individual annuity business, which consists of single premium immediate annuities with life contingencies.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2019	2018

	(in thousands)
Interest-sensitive life contracts	$14,391	$15,049
Individual annuities(1)	5,716,052	4,729,973
Guaranteed interest accounts	449,916	608,574
Total policyholders’ account balances	$6,180,359	$5,353,596

(1)	Includes assumed reinsurance business from Pruco Life.
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 3.5% to 6.0% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.5%. Interest crediting rates for guaranteed interest accounts range from 0.1% to 5.8%.
9.    CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES

The Company issued variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return ('minimum return"), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed-rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or "Realized investment gains (losses), net".
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits.” As of December 31, 2019 and 2018, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2019		December 31, 2018
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation (1)(2)

Annuity Contracts	(in thousands)
Return of net deposits
Account value	$120,240,930	N/A	$106,779,202	N/A
Net amount at risk	$229,080	N/A	$843,419	N/A
Average attained age of contractholders	68 years	N/A	67 years	N/A
Minimum return or contract value
Account value	$23,563,604	$129,812,105	$22,184,537	$115,822,894
Net amount at risk	$2,254,621	$3,989,437	$4,322,406	$7,252,486
Average attained age of contractholders	70 years	69 years	70 years	68 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Amounts include assumed reinsurance business.

(2)	Includes income and withdrawal benefits.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2019(1)	December 31, 2018(1)

	(in thousands)
Equity funds	$82,506,787	$69,686,791
Bond funds	53,763,563	51,855,361
Money market funds	2,877,135	2,542,219
Total	$139,147,485	$124,084,371

(1)	Amounts include assumed reinsurance business.
In addition to the amounts invested in separate account investment options above, $4.7 billion at December 31, 2019 and $4.9 billion at December 31, 2018 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2019, 2018 and 2017, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” GMAB, GMWB and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits.” Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in “Realized investment gains (losses), net.” This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	GMDB	GMAB/GMWB/ GMIWB	GMIB	Totals
Variable Annuity	(in thousands)
Balance at December 31, 2016	$637,319	$7,707,333	$37,893	$8,382,545
Incurred guarantee benefits(1)(2)	29,605	444,569	(11,686)	462,488
Paid guarantee benefits(2)	(57,053)	0	(3,798)	(60,851)
Change in unrealized investment gains and losses(2)	12,931	0	117	13,048
Balance at December 31, 2017	622,802	8,151,902	22,526	8,797,230
Incurred guarantee benefits(1)(2)	103,596	180,572	2,679	286,847
Paid guarantee benefits(2)	(67,887)	0	(2,915)	(70,802)
Change in unrealized investment gains and losses(2)	(20,108)	0	(230)	(20,338)
Balance at December 31, 2018	638,403	8,332,474	22,060	8,992,937
Incurred guarantee benefits(1)(2)	68,142	3,490,524	3,539	3,562,205
Paid guarantee benefits(2)	(51,418)	0	(3,477)	(54,895)
Change in unrealized investment gains and losses(2)	26,377	0	274	26,651
Balance at December 31, 2019	$681,504	$11,822,998	$22,396	$12,526,898

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

(2)	Amounts include assumed reinsurance business.

The GMDB and GMIB liability are established when associated assessments (which include all policy charges including charges for administration, mortality, expense, surrender, and other, regardless of how characterized) are recognized. This liability is established using current best estimate assumptions and is based on the ratio of the present value of total expected excess payments (e.g., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. Similar to as described above for DAC, the reserves are subject to adjustments based on annual reviews of assumptions and quarterly adjustments for experience, including market performance. These adjustments reflect the impact on the benefit ratio of using actual historical experience from the issuance date to the balance sheet date plus updated estimates of future experience. The updated benefit ratio is then applied to all prior periods’ assessments to derive an adjustment to the reserve recognized through a benefit or charge to current period earnings.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. DSI is included in “Deferred sales inducements”. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’ account balances”, are as follows:

Sales Inducements
(in thousands)
Balance at December 31, 2016	$978,823
Capitalization	1,551
Amortization - Impact of assumption and experience unlocking and true-ups	145,141
Amortization - All other	(94,014)
Change in unrealized investment gains and losses	(10,715)
Balance at December 31, 2017	1,020,786
Capitalization	2,888
Amortization - Impact of assumption and experience unlocking and true-ups	(5,713)
Amortization - All other	(149,236)
Change in unrealized investment gains and losses	20,873
Balance at December 31, 2018	889,598
Capitalization	797
Amortization - Impact of assumption and experience unlocking and true-ups	100,222
Amortization - All other	(146,620)
Change in unrealized investment gains and losses	(31,273)
Balance at December 31, 2019	$812,724
10.    REINSURANCE
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its living benefit guarantees and variable annuity base contracts. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to affiliates. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance. This reinsurance covers new and in force business and excludes business reinsured externally.
Effective December 31, 2015, the Company surrendered its New York license and reinsured the majority of its New York business, both the living benefit guarantees and base contracts, to Prudential Insurance. See Note 1 for additional information. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through "Realized investment gains (losses), net". See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company's Statements of Financial Position as of December 31, were as follows:

	2019	2018
	(in thousands)
Reinsurance recoverables	$621,510	$572,102
Deferred policy acquisition costs	3,725,719	3,703,166
Deferred sales inducements	437,594	476,608
Value of business acquired	(2,275)	(2,431)
Other assets	65,819	79,992
Policyholders’ account balances	3,253,474	3,098,537
Future policy benefits	8,328,777	5,680,939
Reinsurance payables(1)	235,318	232,937
Other liabilities	337,909	290,330

(1)	Includes $0.1 million of unaffiliated activity as of both December 31, 2019 and 2018.

The reinsurance recoverables by counterparty are broken out below:

	December 31, 2019	December 31, 2018
	(in thousands)
Prudential Insurance	$387,355	$335,349
Pruco Life	233,933	236,716
Unaffiliated	222	37
Total reinsurance recoverables	$621,510	$572,102

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2019	2018	2017
	(in thousands)
Premiums:
Direct	$29,022	$37,895	$33,908
Assumed	31,570	31,989	32,890
Ceded	(1,042)	(2,619)	(3,225)
Net premiums	59,550	67,265	63,573
Policy charges and fee income:
Direct	477,478	549,500	622,099
Assumed	1,638,023	1,661,484	1,632,132
Ceded(1)	(34,455)	(39,706)	(44,652)
Net policy charges and fee income	2,081,046	2,171,278	2,209,579
Asset administration fees and other income:
Direct	141,884	96,743	129,847
Assumed	306,945	301,549	293,275
Ceded	(8,346)	(9,136)	(9,747)
Net asset administration fees and other income	440,483	389,156	413,375
Realized investment gains (losses), net:
Direct	(1,137,422)	81,120	(1,335,253)
Assumed	(1,584,764)	823,129	554,686
Ceded	40,866	(20,176)	(24,833)
Realized investment gains (losses), net	(2,681,320)	884,073	(805,400)
Policyholders' benefits (including change in reserves):
Direct	58,308	81,045	52,477
Assumed	89,284	110,358	46,375
Ceded(2)	(3,667)	(4,315)	15,216
Net policyholders' benefits (including change in reserves)	143,925	187,088	114,068
Interest credited to policyholders’ account balances:
Direct	82,444	127,018	9,834
Assumed	84,182	132,324	24,708
Ceded	(5,417)	(10,167)	(4,262)
Net interest credited to policyholders’ account balances	161,209	249,175	30,280
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	988,951	1,131,351	725,749

(1)	Includes $(1) million, $(1) million and $(2) million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)	Includes $(0.1) million, $(0.3) million and $(0.1) million of unaffiliated activity for the years ended December 31, 2019, 2018 and 2017, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

11.    INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2019	2018	2017
		(in thousands)
Current tax expense (benefit):
U.S. federal	$14,381	$(422,999)	$501,088
State and local	0	0	1,349
Total	14,381	(422,999)	502,437
Deferred tax expense (benefit):
U.S. federal	(305,482)	584,503	698,662
State and local	0	0	0
Total	(305,482)	584,503	698,662
Income tax expense (benefit)	(291,101)	161,504	1,201,099
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	200,447	(52,510)	98,644
Additional paid-in capital	0	0	0
Total income tax expense (benefit)	$(90,654)	$108,994	$1,299,743

Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Expected federal income tax expense (benefit)	$(268,890)	$387,286	$391,158
Non-taxable investment income	(12,019)	(18,954)	(46,625)
Tax credits	(11,708)	(13,694)	(10,358)
Changes in tax law	0	(193,306)	882,175
Other	1,516	172	(15,251)
Reported income tax expense (benefit)	$(291,101)	$161,504	$1,201,099
Effective tax rate	22.7%	8.8%	107.5%

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The effective tax rate is the ratio of “Income tax expense (benefit)” divided by “Income (loss) from operations before income taxes”. The Company’s effective tax rate for fiscal years 2019, 2018 and 2017 was 22.7%, 8.8% and 107.5%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2019 and 2018 and 35% applicable for 2017, and the Company’s effective tax rate during the periods presented:

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:

Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $882 million tax expense in “Income tax expense (benefit)” in the Company’s Statement of Operations for the year ended December 31, 2017. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $0.2 million increase in income tax expense for a total of $882.3 million recognized from the reduction in net deferred tax assets to reflect the reduction in the U.S. tax rate from 35% to 21%.

2018 Industry Issue Resolution (IIR) - In August 2018, the IRS released a Directive to provide guidance on the tax reserving for guaranteed benefits within variable annuity contracts and principle-based reserves on certain life insurance contracts. Adopting the methodology specified in the Directive resulted in an accelerated deduction for the Company’s 2017 tax return, that would have otherwise been deductible in future years. Prior to the adoption of this Directive, the Company accounted for these future deductions as deferred tax assets measured using the current 21% corporate income tax rate. Upon adoption of the Directive, the tax benefits were revalued using the 35% tax rate applicable for the 2017 tax year and resulted in a reduction in income tax expense of $193 million.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $11 million of the total $12 million of 2019 non-taxable investment income, $15 million of the total $19 million of 2018 non-taxable investment income, and $46 million of the total $47 million of 2017 non-taxable investment income. The DRD for the current period was estimated using information from 2018, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2019	2018
	(in thousands)
Deferred tax assets:
Insurance reserves	$1,716,039	$1,521,729
Investments	411,788	276,880
Net unrealized loss on securities	0	86,742
Other	2,002	638
Deferred tax assets	2,129,829	1,885,989
Deferred tax liabilities:
VOBA and deferred policy acquisition cost	929,882	929,849
Deferred sales inducements	170,672	186,816
Net unrealized gain on securities	154,815	0
Deferred tax liabilities	1,255,369	1,116,665
Net deferred tax asset (liability)	$874,460	$769,324
The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The company had no valuation allowance as of December 31, 2019 and 2018. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s income (loss) from operations before income taxes includes income (loss) from domestic operations of $(1,280) million, $1,844 million, and $1,118 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The Company had no unrecognized tax benefits as of December 31, 2019, 2018, and 2017. The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
At December 31, 2019, the Company remains subject to examination in the U.S. for tax years 2015 through 2019.
The Company participates in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

12.    EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)

	(in thousands)
Balance, December 31, 2016	$(78)	$(314,870)	$(314,948)
Change in OCI before reclassifications	109	320,182	320,291
Amounts reclassified from AOCI	0	3,177	3,177
Income tax benefit (expense)	(38)	(98,606)	(98,644)
Balance, December 31, 2017	(7)	(90,117)	(90,124)
Change in OCI before reclassifications	(1,354)	(311,658)	(313,012)
Amounts reclassified from AOCI	0	62,970	62,970
Income tax benefit (expense)	285	52,225	52,510
Cumulative effect of adoption of ASU 2016-01	0	(3)	(3)
Cumulative effect of adoption of ASU 2018-02	(2)	(36,712)	(36,714)
Balance, December 31, 2018	(1,078)	(323,295)	(324,373)
Change in OCI before reclassifications	182	956,373	956,555
Amounts reclassified from AOCI	0	(3,123)	(3,123)
Income tax benefit (expense)	(38)	(200,409)	(200,447)
Balance, December 31, 2019	$(934)	$429,546	$428,612

(1)	Includes cash flow hedges of $0 million, $(4) million and $(26) million as of December 31, 2019, 2018, and 2017, respectively.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017

	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$7,054	$20,761	$(1,838)
Net unrealized investment gains (losses) on available-for-sale securities	(3,931)	(83,731)	(1,339)
Total net unrealized investment gains (losses)(4)	3,123	(62,970)	(3,177)
Total reclassifications for the period	$3,123	$(62,970)	$(3,177)

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)	See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs and future policy benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other invested assets and other assets are included in the Company’s Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:
Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2016	$(1,261)	$(2,133)	$(522)	$1,387	$(2,529)
Net investment gains (losses) on investments arising during the period	11,328	0	0	(3,481)	7,847
Reclassification adjustment for (gains) losses included in net income	2,172	0	0	(667)	1,505
Reclassification adjustment for OTTI losses excluded from net income(1)	72	0	0	(22)	50
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	1,125	0	(352)	773
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	365	(128)	237
Balance, December 31, 2017	12,311	(1,008)	(157)	(3,263)	7,883
Net investment gains (losses) on investments arising during the period	(15,199)	0	0	3,192	(12,007)
Reclassification adjustment for (gains) losses included in net income	(205)	0	0	43	(162)
Reclassification adjustment for OTTI losses excluded from net income(1)	(241)	0	0	51	(190)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(111)	0	23	(88)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	89	(19)	70
Balance, December 31, 2018	(3,334)	(1,119)	(68)	27	(4,494)
Net investment gains (losses) on investments arising during the period	17,795	0	0	(3,741)	14,054
Reclassification adjustment for (gains) losses included in net income	(100)	0	0	21	(79)
Reclassification adjustment for OTTI losses excluded from net income(1)	(52)	0	0	11	(41)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(80)	0	17	(63)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	(51)	11	(40)
Balance, December 31, 2019	$14,309	$(1,199)	$(119)	$(3,654)	$9,337

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables, DSI and VOBA.

(3)	"Other liabilities" primarily includes reinsurance payables and deferred reinsurance gains.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments (1)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2016	$(442,314)	$(31,251)	$(5,664)	$166,888	$(312,341)
Net investment gains (losses) on investments arising during the period	376,012	0	0	(115,538)	260,474
Reclassification adjustment for (gains) losses included in net income	(5,349)	0	0	1,644	(3,705)
Reclassification adjustment for OTTI losses excluded from net income(2)	(72)	0	0	22	(50)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(50,961)	0	15,949	(35,012)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	(11,333)	3,967	(7,366)
Balance, December 31, 2017	(71,723)	(82,212)	(16,997)	72,932	(98,000)
Net investment gains (losses) on investments arising during the period	(405,264)	0	0	85,105	(320,159)
Reclassification adjustment for (gains) losses included in net income	63,175	0	0	(13,267)	49,908
Reclassification adjustment for OTTI losses excluded from net income(2)	241	0	0	(51)	190
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	90,717	0	(19,049)	71,668
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	18,110	(3,803)	14,307
Cumulative effect of adoption of ASU 2016-01	(4)	0	0	1	(3)
Cumulative effect of adoption of ASU 2018-02	0	0	0	(36,712)	(36,712)
Balance, December 31, 2018	(413,575)	8,505	1,113	85,156	(318,801)
Net investment gains (losses) on investments arising during the period	1,139,167	0	0	(239,496)	899,671
Reclassification adjustment for (gains) losses included in net income	(3,023)	0	0	636	(2,387)
Reclassification adjustment for OTTI losses excluded from net income(2)	52	0	0	(11)	41
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(163,481)	0	34,369	(129,112)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	(36,977)	7,774	(29,203)
Balance, December 31, 2019	$722,621	$(154,976)	$(35,864)	$(111,572)	$420,209

(1)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

(2)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(3)	"Other costs" primarily includes reinsurance recoverables, DSI and VOBA.

(4)	"Other liabilities" primarily includes reinsurance payables and deferred reinsurance gains.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

13.    STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the AZDOI. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes and certain assets on a different basis.
Statutory net income (loss) of the Company amounted to $(2,052) million, $(852) million and $3,911 million for the years ended December 31, 2019, 2018 and 2017, respectively. Statutory surplus of the Company amounted to $4,748 million and $6,396 million at December 31, 2019 and 2018, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus, as of December 31 of the preceding year, or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company is not permitted to pay a dividend in 2020 without prior notification.
In December, September, June and March 2019, the Company paid an extra-ordinary dividend of $241 million, $245 million, $247 million and $245 million, respectively, to its parent, PAI, which was recorded as a return of capital. In December, September, June and March 2018, the Company paid an extra-ordinary dividend of $225 million, $250 million, $250 million and $300 million, respectively to PAI, which was recorded as a return of capital. In December, September, and June 2017, the Company paid an extra-ordinary dividend of $650 million, $200 million and $100 million, respectively to PAI, which was recorded as a return of capital.
14.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
The majority of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $0.1 million for each of the years ended December 31, 2019, 2018 and 2017. The expense charged to the Company for the deferred compensation program was $0.6 million, $0.5 million and $0.9 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded, non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $2 million, $2 million and $1 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $2 million for each of the years ended December 31, 2019, 2018 and 2017.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $0.9 million, $0.7 million and $0.5 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company pays commissions and certain other fees to PAD in consideration for PAD’s marketing and underwriting of the Company’s products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s products. Commissions and fees paid by the Company to PAD were $97 million, $122 million and $109 million for the years ended December 31, 2019, 2018 and 2017, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $25 million, $15 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $14 million, $12 million and $13 million for the years ended December 31, 2019, 2018 and 2017, respectively. These expenses are recorded as “Net investment income” in the Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $391 million and $228 million as of December 31, 2019 and 2018, respectively. "Net investment income" related to these ventures includes a gain of $17 million, $1 million and $9 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. (“ASTISI”) and PGIM Investments LLC (“PGIM Investments”) whereby the Company receives fee income based on policyholders' separate account balances invested in the Advanced Series Trust and The Prudential Series Fund. Income received from ASTISI and PGIM Investments related to this agreement was $96 million, $105 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively. These revenues are recorded as “Asset administration fees and other income” in the Statements of Operations and Comprehensive Income (Loss).
Affiliated Notes Receivable
Affiliated notes receivable included in "Receivables from parent and affiliates" at December 31, were as follows:

	Maturity Dates			Interest Rates			2019	2018
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$0	$34,008
U.S. dollar fixed rate notes	2026	-	2027	2.62%	-	14.85%	52,573	3,184
Total long-term notes receivable - affiliated(1)							$52,573	$37,192

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $0.0 million and $0.3 million as of December 31, 2019 and 2018, respectively, and is included in “Other assets”. Revenues related to these loans were $0.1 million, $0.4 million and $0.7 million for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in “Asset administration fees and other income”.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Affiliated Asset Transfers

The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in-capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2019 and 2018:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss), Net of Tax
				(in thousands)
Prudential Insurance	February 2018	Purchase	Fixed Maturities	$136,963	$136,963	$0	$0
Pruco Life Insurance Company of Arizona	April 2018	Sale	Fixed Maturities	$64,313	$64,514	$0	$(159)
Prudential Insurance	April 2018	Sale	Fixed Maturities	$57,747	$43,434	$0	$11,308
Prudential Insurance	May 2018	Sale	Fixed Maturity & Commercial Mortgages	$162,111	$159,237	$0	$2,271
Passaic Fund LLC	June 2018	Transfer Out	Other Invested Assets - Privates	$15,281	$15,281	$0	$0
Prudential Insurance	July 2018	Sale	Fixed Maturities	$11,160	$9,277	$0	$1,488
Prudential Insurance	August 2018	Sale	Commercial Mortgages	$13,414	$13,165	$0	$196
Prudential Insurance	December 2018	Purchase	Fixed Maturities	$33,256	$33,166	$0	$(71)
Prudential Agricultural Investors LP	December 2018	Transfer Out	Other Invested Assets - Privates	$7,324	$7,324	$0	$0
Prudential Insurance	January 2019	Sale	Fixed Maturities	$20,504	$20,781	$0	$(277)
Prudential Insurance	February 2019	Sale	Commercial Mortgages	$97,953	$98,506	$0	$(554)
Prudential Insurance	March 2019	Purchase	Fixed Maturities	$141,476	$141,476	$0	$7,776
Prudential Insurance	April 2019	Purchase	Equity Securities	$4,300	$4,300	$0	$0
Prudential Retirement Insurance and Annuity Company	April 2019	Purchase	Equity Securities	$1,258	$1,258	$0	$0
Pruco Life Insurance Company	April 2019	Purchase	Equity Securities	$14,525	$14,525	$0	$0
Prudential Insurance	June 2019	Transfer out	Fixed Maturities	$23,066	$23,002	$0	$64

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Prudential Insurance	June 2019	Transfer In	Fixed Maturities	$19,919	$19,919	$0	$0
Prudential Insurance	August 2019	Sale	Fixed Maturities	$66,346	$64,735	$0	$1,611
Prudential Insurance	August 2019	Sale	Commercial Mortgages	$106,307	$104,733	$0	$1,574
Prudential Insurance	November 2019	Sale	Other Invested Assets	$2,289	$2,362	$0	$(73)
Prudential Insurance	November 2019	Sale	Fixed Maturity	$6,517	$8,550	$0	$(2,033)
Prudential Insurance	December 2019	Purchase	Fixed Maturity	$5,271	$5,271	$0	$0
Prudential Insurance	December 2019	Purchase	Fixed Maturity	$85,261	$85,261	$0	$0
Prudential Insurance	December 2019	Sale	Fixed Maturity	$21,425	$20,628	$0	$797

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Debt Agreements
The Company is authorized to borrow funds up to $9 billion from Prudential Financial and its affiliates to meet its capital and other funding needs. The following table provides the breakout of the Company's short and long-term debt to affiliates:

Affiliate	Date Issued	Amount of Notes - December 31, 2019	Amount of Notes - December 31, 2018	Interest Rate	Date of Maturity
		(in thousands)
Prudential Insurance	4/20/2016	$0	$46,835	2.80%	6/20/2019
Prudential Insurance	4/20/2016	0	18,734	2.80%	6/20/2019
Prudential Insurance	4/20/2016	37,468	37,468	3.64%	12/6/2020
Prudential Insurance	4/20/2016	93,671	93,671	3.64%	12/15/2020
Prudential Insurance	4/20/2016	103,039	103,039	3.64%	12/15/2020
Prudential Insurance	4/20/2016	93,671	93,671	3.47%	6/20/2021
Prudential Insurance	4/20/2016	93,671	93,671	4.39%	12/15/2023
Prudential Insurance	4/20/2016	28,102	28,102	4.39%	12/15/2023
Prudential Insurance	4/20/2016	37,468	37,468	3.95%	6/20/2024
Prudential Insurance	4/20/2016	93,671	93,671	3.95%	6/20/2024
Prudential Insurance	4/20/2016	46,835	46,835	3.95%	6/20/2024
Prudential Insurance	6/28/2016	0	30,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	0	50,000	3.49%	6/28/2026
Prudential Insurance	6/28/2016	0	25,000	3.49%	6/28/2026
Prudential Insurance	6/28/2016	26,000	26,000	2.59%	6/28/2021
Prudential Insurance	6/28/2016	0	25,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	0	20,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	0	25,000	3.49%	6/28/2026
Prudential Retirement Insurance & Annuity	6/28/2016	0	34,000	3.09%	6/28/2023
Prudential Funding LLC	12/16/2019	1,298	0	2.02%	1/16/2020
Prudential Funding LLC	12/17/2019	1,478	0	2.02%	1/15/2020
Prudential Funding LLC	12/17/2019	502	0	2.02%	1/16/2020
Prudential Funding LLC	12/18/2019	4,638	0	2.02%	1/16/2020
Total Loans Payable to Affiliates		$661,512	$928,165
The total interest expense to the Company related to loans and other payables to affiliates was $107 million, $58 million and $66 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Contributed Capital and Dividends
Through December 31, 2019, 2018 and 2017, the Company did not receive any capital contributions.
In March, June, September and December of 2019, there was a $245 million $247 million, $245 million and $241 million return of capital, respectively, to PAI. In March, June, September and December of 2018, there was a $300 million, $250 million, $250 million and $225 million return of capital, respectively, to PAI. In June, September and December of 2017, there was a $100 million, $200 million and $650 million return of capital, respectively, to PAI.
Reinsurance with Affiliates
As discussed in Note 10, the Company participates in reinsurance transactions with certain affiliates.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

15.    COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial mortgage loans. As of December 31, 2019 and 2018, the outstanding balances on these commitments were $43 million and $4 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2019 and 2018, $207 million and $271 million, respectively, of these commitments were outstanding.
Contingent Liabilities
On an ongoing basis, the Company and its regulators review its operations including, but not limited to, sales and other customer interface procedures and practices, and procedures for meeting obligations to its customers and other parties. These reviews may result in the modification or enhancement of processes or the imposition of other action plans, including concerning management oversight, sales and other customer interface procedures and practices, and the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2019, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $150 million. This estimate is not an indication of expected loss, if any, or the Company’s maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two of its subsidiaries violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.
16.    CONTRACT WITHDRAWAL PROVISIONS
Most of the Company’s separate account liabilities are subject to discretionary withdrawal by contractholders at market value. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.
17.    QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in thousands)
2019
Total revenues	$(582,563)	$(103,779)	$272,685	$864,964
Total benefits and expenses	296,641	404,277	558,773	472,044
Income (loss) from operations before income taxes	(879,204)	(508,056)	(286,088)	392,920
Net income (loss)	$(900,024)	$(168,770)	$(227,512)	$306,979
2018
Total revenues	$1,331,262	$769,260	$826,028	$988,030
Total benefits and expenses	539,327	517,619	561,865	451,549
Income (loss) from operations before income taxes	791,935	251,641	264,163	536,481
Net income (loss)	$635,679	$202,546	$412,236	$432,255

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Prudential Annuities Life Assurance Corporation:
Opinion on the Financial Statements
We have audited the accompanying statements of financial position of Prudential Annuities Life Assurance Corporation (the "Company") as of December 31, 2019 and 2018, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2019, including the related notes and financial statement schedule listed in the index appearing under Item 15(a)(2) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which it accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As discussed in Note 14 to the financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates, who are related parties.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 5, 2020

We have served as the Company's auditor since 2003.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) (1)
Financial Statements of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).

(2)
Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of the Statements of Financial Position as of December 31, 2019 and 2018, and the related Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2019, including the related Notes and Financial Statement Schedule appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1)
Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(2)	Not applicable. Prudential Annuities Life Assurance Corporation maintains custody of all assets.

(3) (a)
Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

(b)	Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(c)
First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and Prudential Annuities Distributors, Inc. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 23, 2011.

(4) (a)	Copy of the Form of Annuity filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(b)	Copy of Highest Period Value Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(c)	Copy of Percentage of Growth Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(d)	Copy of Guaranteed Minimum Income Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 7, 2003.

(e)	Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 7, 2003.

(f)	Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(g)	Lifetime Five Income Benefit Rider, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(h)	Copy of Rider for Highest Daily Value Benefit, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(i)	Copy of Rider for Spousal Lifetime Five Income Benefit, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed on November 16, 2005.

(j)	Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No, 333-71654, filed October 6, 2006.

(k)	Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(l)	Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(m)	Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(n)	Copy of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(o)	Copy of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(p)	Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(q)	Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(r)	Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(s)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(t)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(u)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(v)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(w)
Highest Daily Lifetime Seven with Beneficiary Income option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(x)
Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(y)	Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(z)	Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(aa)	Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ab)	Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ac)	Highest Daily Lifetime 6 Plus Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ad)	Highest Daily Lifetime 6 Plus schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ae)	Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(af)	Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ag)	GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ah)	GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ai)	Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(aj)	Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ak)	Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(al)	GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(am)	HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(an)	HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ao)	Amendatory Tax Endorsement filed via EDGAR with Post-Effective Amendment No. 55 to Registration Statement No. 333-96577, filed April 15, 2013.

(ap)	END-REDOM-ANN (09/13), filed via EDGAR with Post-Effective Amendment No. 56 to Registration Statement No. 333-96577, filed August 30, 2013.

(5)	A copy of the application form used with the Annuity filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

6 (a)	Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(b)
Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. Filed via EDGAR with Post-Effective Amendment No. 56 to Registration Statement No. 333-96577, filed August 30, 2013.

(c)	Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(d)
Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013. Filed via EDGAR with Post-Effective Amendment No. 56 to Registration Statement No. 333-96577, filed August 30, 2013.

(7)	Annuity Reinsurance Agreements between Depositor and:

(a)	Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(b)	The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(c)	The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(d)	Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(e)	Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(f)	Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to this Registration Statement No. 333-96577, filed April 20, 2007.

(g)	Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(h)	Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(i)	Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(j)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(k)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(l)	Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(m)	Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(n)	Pruco Reinsurance Ltd for Highest Daily GRO filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(o)	Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(p)	Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(8)	Agreements between Depositor and:

(a)	Advanced Series Trust filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

(b)	First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

(c)	Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(d)	INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(e)	ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(f)	Wells Fargo Variable Trust filed via EDGAR with Initial Registration to this Registration Statement No. 333-49478, filed November 7, 2000.

(g)	Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

(h)	Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to this Registration Statement No. 333-96577, filed April 20, 2007.

(i)	A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(j)	ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(k)	Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(l)
Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation. Filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(m)
Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577 Filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(n)	Amendment to Advanced Series Trust Fund Participation Agreement, filed via EDGAR to Post-Effective Amendment No. 55 to Registration Statement No. 333-96577, filed April 15, 2013.

(9)	Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment 5 to this Registration Statement, filed April 20, 2004.

(10)	Written Consent Independent Registered Public Accounting Firm. (Filed Herewith)

(11)	Not applicable.

(12)	Not applicable.
(13) (a) Power of Attorney for Dylan J. Tyson. (Filed Herewith)
(13) (b) Power of Attorney for Caroline A. Feeney. (Filed Herewith)
(13) (c) Power of Attorney for Susan M. Mann. (Filed Herewith)
(13) (d) Power of Attorney for Candace J. Woods. (Filed Herewith)
(13) (e) Power of Attorney for Nandini Mongia filed via EDGAR with Initial Registration Statement on Form N-4, File No. 333-236099, filed January 27, 2020.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Timothy S. Cronin One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Chief Financial Officer, Executive Vice President and Director
Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President, Chief Legal Officer, and Corporate Secretary
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Elizabeth K Dietrich 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Chief Actuary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 14, 2020, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2020, there were 37,799 Qualified contract owners and 13,237 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Prudential Annuities Life Assurance Corporation ("Prudential Annuities"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Prudential Annuities’ By-law, Article VI, which relates to indemnification of officers and directors.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103-3509	Senior Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Matthew Sun 213 Washington Street Newark, New Jersey 07102-2917	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
William Wilcox 280 Trumbull Street Hartford, Connecticut 06103-3509	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer
Scott P. Haggerty One Corporate Drive Shelton, Connecticut 06484-6208	Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:
(c)     Commissions received by PAD during 2019 with respect to all individual annuities issued by PALAC.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$97,485,195.74	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS:
Accounts and records are maintained by PALAC at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
None.
ITEM 32. UNDERTAKINGS

(a)
Registrant hereby undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)
Registrant undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)
Prudential Annuities Life Assurance Corporation (“Depositor”) hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Annuities Life Assurance Corporation.

(e)
With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the Code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

EXHIBITS

(1)
Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(3) (a)
Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

(b)	Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(c)
First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and Prudential Annuities Distributors, Inc. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 23, 2011.

(4) (a)	Copy of the Form of Annuity filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(b)	Copy of Highest Period Value Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(c)	Copy of Percentage of Growth Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-96577, filed October 4, 2002.

(d)	Copy of Guaranteed Minimum Income Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 7, 2003.

(e)	Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 7, 2003.

(f)	Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(g)	Lifetime Five Income Benefit Rider, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(h)	Copy of Rider for Highest Daily Value Benefit, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(i)	Copy of Rider for Spousal Lifetime Five Income Benefit, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed on November 16, 2005.

(j)	Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No. 333-71654, filed October 6, 2006.

(k)	Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(l)	Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(m)	Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(n)	Copy of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(o)	Copy of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(p)	Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(q)	Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(r)	Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(s)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(t)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(u)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(v)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(w)
Highest Daily Lifetime Seven with Beneficiary Income Option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(x)
Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(y)	Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(z)	Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(aa)	Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ab)	Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ac)	Highest Daily Lifetime 6 Plus Benefit Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ad)	Highest Daily Lifetime 6 Plus Benefit Schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ae)	Highest Daily Lifetime 6 Plus w/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(af)	Highest Daily Lifetime 6 Plus w/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ag)	GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ah)	GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ai)	Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(aj)	Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ak)	Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(al)	GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(am)	HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(an)	HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ao)	Amendatory Tax Endorsement. filed via EDGAR with Post-Effective Amendment No. 51 to Registration Statement No. 333-96577, filed April 15, 2013.

(ap)	END-REDOM-ANN (09/13) filed via EDGAR with Post-Effective Amendment No.52 to Registration Statement No. 333-71672, filed August 30, 2013.

(5)	A copy of the application form used with the Annuity provided in response to (4) above filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

6 (a)	Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(b)
Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. Filed via EDGAR with Post-Effective Amendment No.52 to Registration Statement No. 333-71672, filed August 30, 2013.

(c)	Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(d)
Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013. Filed via EDGAR with Post-Effective Amendment No. 56 to Registration Statement No. 333-96577, filed August 30, 2013.

(7)	Annuity Reinsurance Agreements between Depositor and:

(a)	Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(b)	The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(c)	The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(d)	Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(e)	Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(f)	Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(g)	Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(h)	Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(i)	Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(j)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(k)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(l)	Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(m)	Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(n)	Pruco Reinsurance Ltd for Highest Daily GRO filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(o)	Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(p)	Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(8)	Agreements between Depositor and:

(a)	Advanced Series Trust filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

(b)	First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

(c)	Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(d)	INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(e)	ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 33-87010, filed April 26, 2000.

(f)	Wells Fargo Variable Trust filed via EDGAR with Initial Registration to this Registration Statement No. 333-49478, filed November 7, 2000.

(g)	Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

(h)	Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577 filed April 20, 2007.

(i)	A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(j)	ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(k)	Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(l)	Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(m)	Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(n)	Amendment to Advanced Series Trust Fund Participation Agreement filed via EDGAR with Post-Effective Amendment No. 51 to Registration Statement No. 333-96577, filed April 15, 2013.

(9)	Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(10)	Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

(13) (a)	Power of Attorney for Dylan J. Tyson (Filed Herewith)

(13) (b)	Power of Attorney for Caroline A. Feeney. (Filed Herewith)

(13) (c)	Power of Attorney for Susan M. Mann (Filed Herewith)

(13) (d)	Power of Attorney for Candace J. Woods. (Filed Herewith)

(13) (e)	Power of Attorney for Nandini Mongia filed via EDGAR with Initial Registration Statement on Form N-4, File No. 333-236099, filed January 27, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 10th day of April 2020.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
REGISTRANT
BY: PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	April 10, 2020
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Executive Vice President and Director (Principal Accounting Officer)	April 10, 2020
Susan M. Mann
Caroline A. Feeney*	Director	April 10, 2020
Caroline A. Feeney
Nandini Mongia*	Director	April 10, 2020
Nandini Mongia
Candace J. Woods*	Director	April 10, 2020
Candace J. Woods

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.